UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

11225 North Community House Rd.

Charlotte, NC 28277

(Address of principal executive offices) (zip code)

Kristi Slavin

c/o Brighthouse Investment Advisers, LLC

11225 North Community House Rd.

Charlotte, NC 28277

(Name and address of agent for service)

Copy to:

Brian D. McCabe, Esq.

Ropes and Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$93	0.90%

Management Discussion of Portfolio Performance

The Portfolio delivered positive absolute returns, but underperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. The Portfolio started the year with an overweight position in equities, as cooling inflation and slowing U.S. growth led to more market-friendly central bank messaging and anticipated rate cuts in 2024. By the end of the first quarter, market sentiment improved with further pro-cyclical rotation and better Purchase Managers Index ("PMI") data. In April, we reduced the overweight to equities, due to a sell-off driven by unexpected U.S. data, but sentiment improved with a measured Federal Reserve response and labor market normalization. By May, we increased risk as market sentiment recovered and equities rebounded. Cyclical indicators remained positive, with improving global PMI results and corporate earnings expectations. During the third quarter, volatility rose due to concerns about U.S. growth, a Bank of Japan rate hike, and U.S. election expectations, leading to a moderate reduction in our overweight to equities. In the fourth quarter, the Portfolio maintained its overweight to equities as economic data supported continued expansion. We ended the period with an overweight to risk assets including developed market equities and an underweight in bonds. The Portfolio was also underweight cash. At the end of the period, the Portfolio held an overweight to the U.S. dollar, British pound, Japanese yen, and Canadian dollar and an underweight to the Sweden krona, Swiss franc, Australian dollar, and euro.

Top Contributors:

•Tactical equity overweight contributed to performance as global equities continued to rally in 2024.

•Currency country selection contributed primarily due to our positions in the Japanese yen, British pound, and U.S. dollar.

•Long U.S dollar position was taken as a hedge against the increasing odds of a Republican victory, which contributed to performance.

Top Detractors:

•Underweight to U.S. mid-cap equities detracted from performance.

•Tactical bond overweight to U.S. bonds detracted from performance.

•Equity country selection detracted due to our exposure to Japanese and United Kingdom equities.

Portfolio Performance

	Class B $14,372	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$10,058	$9,764	$9,685	$9,879
12/2016	$10,420	$10,531	$9,887	$10,636
12/2017	$11,838	$13,056	$10,618	$12,247
12/2018	$11,013	$11,827	$10,490	$11,609
12/2019	$13,004	$14,973	$11,208	$13,769
12/2020	$13,795	$17,406	$12,238	$15,454
12/2021	$15,076	$20,633	$11,662	$16,907
12/2022	$11,996	$16,844	$9,767	$14,376
12/2023	$13,393	$20,584	$10,326	$16,202
12/2024	$14,372	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
AB Global Dynamic Allocation Portfolio - Class B	7.31%	2.02%	3.69%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$1,782,128,313
# of Portfolio Investments	1,839
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$15,574,794

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apple, Inc.	2.7
NVIDIA Corp.	2.3
Microsoft Corp.	2.2
Amazon.com, Inc.	1.4
Alphabet, Inc.	1.4
Meta Platforms, Inc.	0.9
Tesla, Inc.	0.8
Broadcom, Inc.	0.8
Berkshire Hathaway, Inc.	0.6
JPMorgan Chase & Co.	0.5

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.6
U.S. Treasury Bonds	8.4
French Republic Government Bonds OAT	1.3
Federal Home Loan Banks	1.2
Federal National Mortgage Association	1.1
Japan Government Two Year Bonds	0.9
Italy Buoni Poliennali Del Tesoro	0.8
Bundesrepublik Deutschland Bundesanleihe	0.8
U.K. Gilts	0.6
Spain Government Bonds	0.5

Top 10 Countries

Value	Value
Netherlands	0.7
Spain	0.8
Switzerland	0.9
Italy	1.2
Australia	1.4
Germany	2.2
United Kingdom	2.2
France	2.6
Japan	5.4
United States	71.2

Asset Allocation

Value	Value
Mutual Funds	0.0Footnote Reference*
Preferred Stocks	0.1
Short-Term Investments	5.5
Foreign Government	7.8
U.S. Treasury & Government Agencies	31.8
Common Stocks	52.8
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

AB International Bond Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.61%

Management Discussion of Portfolio Performance

The Portfolio delivered positive absolute returns and outperformed the Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index over the twelve-month period ended December 31, 2024. Outperformance was driven by both asset allocation and security selection decisions. The Portfolio's overweight exposures to Emerging Markets and Securitized products proved beneficial during the period.

Top Contributors:

•Within Emerging Markets ("EM"), hard currency securities contributed to performance. An overweight to the High Yield EM Corporates and Quasi-Sovereigns sectors, along with tactical overweight country exposures to Mexico, Ukraine, Ecuador, and Argentina were the most notable contributors.

•Off-benchmark allocations to Securitized products, including Credit Risk Transfers, Collateralized Loan Obligations/Asset-Backed Securities, and Commercial Mortgage-Backed Securities contributed to performance throughout the year.

Top Detractors:

•The strong U.S. Dollar throughout the year, along with off-benchmark currency exposures, led to higher hedging costs. Exposure to local currency-denominated bonds and active currency positioning were the biggest factors that negatively impacted the Portfolio's performance.

•Overweight duration exposures to Developed Market Sovereigns/Treasuries, specifically through exposures to Europe and the U.S., detracted the most from the Portfolio’s performance as rates remained volatile globally and backed up near the end of the year.

Portfolio Performance

	Class A $10,531	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $10,982
04/2019	$10,000	$10,000
12/2019	$10,490	$10,444
12/2020	$10,984	$10,855
12/2021	$10,783	$10,704
12/2022	$9,115	$9,659
12/2023	$9,960	$10,462
12/2024	$10,531	$10,982

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 4/29/19
AB International Bond Portfolio - Class A	5.73%	0.08%	0.92%
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	4.97%	1.01%	1.66%

Key Fund Statistics

Total Net Assets	$459,803,547
# of Portfolio Investments	677
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,654,673

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

China Government Bonds	5.8
U.K. Gilts	4.2
French Republic Government Bonds OAT	3.1
Italy Buoni Poliennali Del Tesoro	2.3
Petroleos Mexicanos	2.3
Colombia Government International Bonds	2.0
Dominican Republic International Bonds	1.9
Japan Government Twenty Year Bonds	1.8
Colombia TES	1.8
Nigeria Government International Bonds	1.6

Asset Allocation

Value	Value
Municipals	0.2
Mortgage-Backed Securities	1.0
U.S. Treasury & Government Agencies	1.4
Asset-Backed Securities	2.6
Short-Term Investments	3.0
Corporate Bonds & Notes	28.9
Foreign Government	59.9

Top 10 Countries

Value	Value
Italy	2.7
South Africa	2.9
Mexico	3.3
Canada	3.9
Colombia	5.3
Japan	5.5
France	5.7
United Kingdom	6.2
China	6.4
United States	6.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

AB International Bond Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.86%

Management Discussion of Portfolio Performance

The Portfolio delivered positive absolute returns and outperformed the Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index over the twelve-month period ended December 31, 2024. Outperformance was driven by both asset allocation and security selection decisions. The Portfolio's overweight exposures to Emerging Markets and Securitized products proved beneficial during the period.

Top Contributors:

•Within Emerging Markets ("EM"), hard currency securities contributed to performance. An overweight to the High Yield EM Corporates and Quasi-Sovereigns sectors, along with tactical overweight country exposures to Mexico, Ukraine, Ecuador, and Argentina were the most notable contributors.

•Off-benchmark allocations to Securitized products, including Credit Risk Transfers, Collateralized Loan Obligations/Asset-Backed Securities, and Commercial Mortgage-Backed Securities contributed to performance throughout the year.

Top Detractors:

•The strong U.S. Dollar throughout the year, along with off-benchmark currency exposures, led to higher hedging costs. Exposure to local currency-denominated bonds and active currency positioning were the biggest factors that negatively impacted the Portfolio's performance.

•Overweight duration exposures to Developed Market Sovereigns/Treasuries, specifically through exposures to Europe and the U.S., detracted the most from the Portfolio’s performance as rates remained volatile globally and backed up near the end of the year.

Portfolio Performance

	Class B $10,391	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $10,982
04/2019	$10,000	$10,000
12/2019	$10,490	$10,444
12/2020	$10,950	$10,855
12/2021	$10,718	$10,704
12/2022	$9,041	$9,659
12/2023	$9,846	$10,462
12/2024	$10,391	$10,982

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 4/29/19
AB International Bond Portfolio - Class B	5.54%	(0.19%)	0.68%
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	4.97%	1.01%	1.66%

Key Fund Statistics

Total Net Assets	$459,803,547
# of Portfolio Investments	677
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,654,673

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

China Government Bonds	5.8
U.K. Gilts	4.2
French Republic Government Bonds OAT	3.1
Italy Buoni Poliennali Del Tesoro	2.3
Petroleos Mexicanos	2.3
Colombia Government International Bonds	2.0
Dominican Republic International Bonds	1.9
Japan Government Twenty Year Bonds	1.8
Colombia TES	1.8
Nigeria Government International Bonds	1.6

Asset Allocation

Value	Value
Municipals	0.2
Mortgage-Backed Securities	1.0
U.S. Treasury & Government Agencies	1.4
Asset-Backed Securities	2.6
Short-Term Investments	3.0
Corporate Bonds & Notes	28.9
Foreign Government	59.9

Top 10 Countries

Value	Value
Italy	2.7
South Africa	2.9
Mexico	3.3
Canada	3.9
Colombia	5.3
Japan	5.5
France	5.7
United Kingdom	6.2
China	6.4
United States	6.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.74%

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark over the 12-month period. The Russell Midcap Value Index returned 13.07%, despite significant volatility throughout the year. The Portfolio's relative underperformance came primarily during the July to November rally that favored more cyclical stocks that investors believed would benefit from lower interest rates and a new administration.

Top Contributors:

•Stock selection in Financials, Industrials, and Real Estate sectors contributed.

•A top contributor was CBRE Group, Inc., the largest commercial real estate services company. We see CBRE becoming less cyclical and more dominant with its industry-leading technology investments and growing annuity-like facilities management business. This quality shift has been expanding CBRE’s optimal capital structure and increasing the stability of its cash flow stream. CBRE’s results beat analyst expectations, and management raised full-year guidance, which was aided by easing financial conditions and the dovish pivot from central banks.

Top Detractors:

•Stock selection in Consumer Discretionary and Utilities sectors detracted.

•The largest detractor was LKQ Corp., a leading provider of specialty parts to repair automobiles and other vehicles. For the majority of our holding period, LKQ was actively optimizing the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. In addition, management used much of the balance sheet capacity to repurchase shares. This drove reasonable returns during the early portion of our holding period. However, over the past year, LKQ had a series of missteps and pressure from rising insurance premiums on the auto repair industry gave us concern with the stability of future free cash flow and we chose to exit the position.

Portfolio Performance

	Class A $21,077	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,105	$10,048	$9,522
12/2016	$10,342	$11,327	$11,426
12/2017	$11,483	$13,721	$12,951
12/2018	$9,982	$13,002	$11,359
12/2019	$13,554	$17,035	$14,433
12/2020	$13,952	$20,593	$15,150
12/2021	$18,046	$25,877	$19,443
12/2022	$17,198	$20,907	$17,104
12/2023	$18,799	$26,334	$19,278
12/2024	$21,077	$32,604	$21,798

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Allspring Mid Cap Value Portfolio - Class A	12.12%	9.23%	7.74%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

Key Fund Statistics

Total Net Assets	$314,189,623
# of Portfolio Investments	83
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,379,459

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

CBRE Group, Inc.	3.8
AerCap Holdings NV	3.2
Jefferies Financial Group, Inc.	3.0
Keurig Dr. Pepper, Inc.	2.9
Arch Capital Group Ltd.	2.9
Allstate Corp.	2.8
Republic Services, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Vulcan Materials Co.	2.5
Brown & Brown, Inc.	2.4

Top 10 Sectors

Value	Value
Consumer Discretionary	3.8
Energy	5.4
Information Technology	6.2
Utilities	6.2
Consumer Staples	6.9
Materials	9.5
Health Care	9.6
Real Estate	10.1
Financials	20.2
Industrials	20.3

Top Countries

Value	Value
China	1.1
Jersey, Channel Islands	1.1
Canada	1.1
Ireland	3.2
United States	91.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$105	0.99%

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark over the 12-month period. The Russell Midcap Value Index returned 13.07%, despite significant volatility throughout the year. The Portfolio's relative underperformance came primarily during the July to November rally that favored more cyclical stocks that investors believed would benefit from lower interest rates and a new administration.

Top Contributors:

•Stock selection in Financials, Industrials, and Real Estate sectors contributed.

•A top contributor was CBRE Group, Inc., the largest commercial real estate services company. We see CBRE becoming less cyclical and more dominant with its industry-leading technology investments and growing annuity-like facilities management business. This quality shift has been expanding CBRE’s optimal capital structure and increasing the stability of its cash flow stream. CBRE’s results beat analyst expectations, and management raised full-year guidance, which was aided by easing financial conditions and the dovish pivot from central banks.

Top Detractors:

•Stock selection in Consumer Discretionary and Utilities sectors detracted.

•The largest detractor was LKQ Corp., a leading provider of specialty parts to repair automobiles and other vehicles. For the majority of our holding period, LKQ was actively optimizing the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. In addition, management used much of the balance sheet capacity to repurchase shares. This drove reasonable returns during the early portion of our holding period. However, over the past year, LKQ had a series of missteps and pressure from rising insurance premiums on the auto repair industry gave us concern with the stability of future free cash flow and we chose to exit the position.

Portfolio Performance

	Class B $20,556	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,088	$10,048	$9,522
12/2016	$10,286	$11,327	$11,426
12/2017	$11,396	$13,721	$12,951
12/2018	$9,882	$13,002	$11,359
12/2019	$13,393	$17,035	$14,433
12/2020	$13,756	$20,593	$15,150
12/2021	$17,738	$25,877	$19,443
12/2022	$16,857	$20,907	$17,104
12/2023	$18,377	$26,334	$19,278
12/2024	$20,556	$32,604	$21,798

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Allspring Mid Cap Value Portfolio - Class B	11.86%	8.95%	7.47%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

Key Fund Statistics

Total Net Assets	$314,189,623
# of Portfolio Investments	83
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,379,459

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

CBRE Group, Inc.	3.8
AerCap Holdings NV	3.2
Jefferies Financial Group, Inc.	3.0
Keurig Dr. Pepper, Inc.	2.9
Arch Capital Group Ltd.	2.9
Allstate Corp.	2.8
Republic Services, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Vulcan Materials Co.	2.5
Brown & Brown, Inc.	2.4

Top 10 Sectors

Value	Value
Consumer Discretionary	3.8
Energy	5.4
Information Technology	6.2
Utilities	6.2
Consumer Staples	6.9
Materials	9.5
Health Care	9.6
Real Estate	10.1
Financials	20.2
Industrials	20.3

Top Countries

Value	Value
China	1.1
Jersey, Channel Islands	1.1
Canada	1.1
Ireland	3.2
United States	91.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Balanced Allocation Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.32%

Management Discussion of Portfolio Performance

The American Funds Balanced Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios and an overweight to equity, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The American Funds Fundamental Investors further contributed to results over the period and benefitted from positions in the Information Technology, Financials, and Industrials sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•The American Funds U.S. Government Securities Fund had a negative impact on results as interest rate positioning was a detractor.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

Portfolio Performance

	Class B $20,683	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,967	$9,764	$9,685	$9,879
12/2016	$10,768	$10,531	$9,887	$10,636
12/2017	$12,620	$13,056	$10,618	$12,247
12/2018	$12,121	$11,827	$10,490	$11,609
12/2019	$14,530	$14,973	$11,208	$13,769
12/2020	$16,831	$17,406	$12,238	$15,454
12/2021	$18,943	$20,633	$11,662	$16,907
12/2022	$15,812	$16,844	$9,767	$14,376
12/2023	$18,455	$20,584	$10,326	$16,202
12/2024	$20,683	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Balanced Allocation Portfolio - Class B	12.07%	7.32%	7.54%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$3,981,654,006
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,430,749

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.2
American Funds U.S. Government Securities Fund, Class R-6	10.4
American Funds Growth-Income Fund, Class 1	9.1
American Funds Growth Fund, Class 1	8.6
American Funds International Growth & Income Fund, Class R-6	8.6
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds International Fund, Class 1	6.5

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.6
International Developed Market Equities	15.1
Investment Grade Fixed Income	23.6
U.S. Large Cap Equities	49.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Balanced Allocation Portfolio: Class C

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	0.62%

Management Discussion of Portfolio Performance

The American Funds Balanced Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios and an overweight to equity, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The American Funds Fundamental Investors further contributed to results over the period and benefitted from positions in the Information Technology, Financials, and Industrials sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•The American Funds U.S. Government Securities Fund had a negative impact on results as interest rate positioning was a detractor.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

Portfolio Performance

	Class C $20,063	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,929	$9,764	$9,685	$9,879
12/2016	$10,705	$10,531	$9,887	$10,636
12/2017	$12,509	$13,056	$10,618	$12,247
12/2018	$11,970	$11,827	$10,490	$11,609
12/2019	$14,307	$14,973	$11,208	$13,769
12/2020	$16,535	$17,406	$12,238	$15,454
12/2021	$18,542	$20,633	$11,662	$16,907
12/2022	$15,434	$16,844	$9,767	$14,376
12/2023	$17,978	$20,584	$10,326	$16,202
12/2024	$20,063	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Balanced Allocation Portfolio - Class C	11.60%	7.00%	7.21%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$3,981,654,006
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,430,749

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.2
American Funds U.S. Government Securities Fund, Class R-6	10.4
American Funds Growth-Income Fund, Class 1	9.1
American Funds Growth Fund, Class 1	8.6
American Funds International Growth & Income Fund, Class R-6	8.6
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds International Fund, Class 1	6.5

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.6
International Developed Market Equities	15.1
Investment Grade Fixed Income	23.6
U.S. Large Cap Equities	49.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Growth Allocation Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the American Funds® Growth Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.32%

Management Discussion of Portfolio Performance

The American Funds Growth Allocation Portfolio outperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios and an overweight to equity, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The American Funds Fundamental Investors further contributed to results over the period and benefitted from positions in the Information Technology, Financials, and Industrials sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

•The AFIS International Fund further detracted from results and was negatively impacted by positioning in the Financials, Health Care, and Energy sectors.

Portfolio Performance

	Class B $23,946	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderately Aggressive Portfolio Index $20,539
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,949	$9,764	$9,685	$9,811
12/2016	$10,873	$10,531	$9,887	$10,724
12/2017	$13,234	$13,056	$10,618	$12,770
12/2018	$12,503	$11,827	$10,490	$11,834
12/2019	$15,509	$14,973	$11,208	$14,537
12/2020	$18,198	$17,406	$12,238	$16,592
12/2021	$21,149	$20,633	$11,662	$18,924
12/2022	$17,264	$16,844	$9,767	$15,974
12/2023	$20,831	$20,584	$10,326	$18,464
12/2024	$23,946	$24,183	$10,151	$20,539

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Growth Allocation Portfolio - Class B	14.96%	9.08%	9.12%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderately Aggressive Portfolio Index	11.24%	7.16%	7.46%

Key Fund Statistics

Total Net Assets	$2,834,016,984
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,820,340

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.7
American Funds Fundamental Investors Fund, Class R-6	11.2
American Funds International Growth & Income Fund, Class R-6	10.7
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.2
American Funds Washington Mutual Investors Fund, Class 1	10.2
American Funds American Mutual Fund, Class R-6	9.1
American Funds International Fund, Class 1	8.6
American Funds Smallcap World Fund, Inc., Class R6	5.0
American Funds The Bond Fund of America, Class 1	4.4

Asset Allocation

Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	2.6
Emerging Market Equities	2.9
Global Equities	5.0
Investment Grade Fixed Income	5.9
International Developed Market Equities	19.3
U.S. Large Cap Equities	63.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Growth Allocation Portfolio: Class C

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the American Funds® Growth Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	0.62%

Management Discussion of Portfolio Performance

The American Funds Growth Allocation Portfolio outperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios and an overweight to equity, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The American Funds Fundamental Investors further contributed to results over the period and benefitted from positions in the Information Technology, Financials, and Industrials sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

•The AFIS International Fund further detracted from results and was negatively impacted by positioning in the Financials, Health Care, and Energy sectors.

Portfolio Performance

	Class C $23,261	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderately Aggressive Portfolio Index $20,539
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,924	$9,764	$9,685	$9,811
12/2016	$10,814	$10,531	$9,887	$10,724
12/2017	$13,122	$13,056	$10,618	$12,770
12/2018	$12,365	$11,827	$10,490	$11,834
12/2019	$15,287	$14,973	$11,208	$14,537
12/2020	$17,875	$17,406	$12,238	$16,592
12/2021	$20,718	$20,633	$11,662	$18,924
12/2022	$16,880	$16,844	$9,767	$15,974
12/2023	$20,302	$20,584	$10,326	$18,464
12/2024	$23,261	$24,183	$10,151	$20,539

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Growth Allocation Portfolio - Class C	14.57%	8.76%	8.81%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderately Aggressive Portfolio Index	11.24%	7.16%	7.46%

Key Fund Statistics

Total Net Assets	$2,834,016,984
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,820,340

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.7
American Funds Fundamental Investors Fund, Class R-6	11.2
American Funds International Growth & Income Fund, Class R-6	10.7
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.2
American Funds Washington Mutual Investors Fund, Class 1	10.2
American Funds American Mutual Fund, Class R-6	9.1
American Funds International Fund, Class 1	8.6
American Funds Smallcap World Fund, Inc., Class R6	5.0
American Funds The Bond Fund of America, Class 1	4.4

Asset Allocation

Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	2.6
Emerging Market Equities	2.9
Global Equities	5.0
Investment Grade Fixed Income	5.9
International Developed Market Equities	19.3
U.S. Large Cap Equities	63.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Growth Portfolio: Class C

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the American Funds® Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	0.91%

Management Discussion of Portfolio Performance

For the year ended December 31, 2024, the Portfolio outperformed it's benchmark, the S&P 500 Index. During the year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (the "Fed") target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.

Top Contributors:

•Positive results for holdings within the Communication Services, Information Technology, Consumer Discretionary and Financial sectors contributed to relative returns.

Top Detractors:

•Holdings in the Energy and Consumer Staples sectors weighed on the Portfolio's relative performance.

Portfolio Performance

	Class C $44,944	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,649	$10,138
12/2016	$11,618	$11,351
12/2017	$14,860	$13,829
12/2018	$14,785	$13,223
12/2019	$19,271	$17,386
12/2020	$29,221	$20,585
12/2021	$35,539	$26,494
12/2022	$24,820	$21,696
12/2023	$34,250	$27,399
12/2024	$44,944	$34,254

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Growth Portfolio - Class C	31.23%	18.46%	16.22%
S&P 500 Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$1,859,645,224
# of Portfolio Investments	1
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

The tables below show the investment make up of American Funds Insurance Series Growth Fund (the Master Fund), in which the Feeder Fund invests, representing a percentage of total net assets.

Top Equity Holdings

Meta Platforms, Inc.	8.6
Tesla, Inc.	6.4
Netflix, Inc.	5.2
Microsoft Corp.	4.4
Alphabet, Inc.	4.1
Broadcom, Inc.	4.0
NVIDIA Corp.	3.6
Amazon.com, Inc.	2.5
Intuitive Surgical, Inc.	2.2
TransDigm Group, Inc.	2.0

Top 10 Sectors

Value	Value
Utilities	0.6
Materials	1.5
Consumer Staples	2.2
Energy	2.8
Financials	8.2
Industrials	10.6
Health Care	11.7
Consumer Discretionary	16.0
Communication Services	19.8
Information Technology	24.1

Top 10 Countries

Value	Value
Spain	0.2
South Korea	0.2
Netherlands	0.3
Ireland	0.3
Denmark	0.4
France	0.5
Germany	0.5
Taiwan	1.0
Canada	3.8
United States	90.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Moderate Allocation Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.33%

Management Discussion of Portfolio Performance

The American Funds Moderate Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The AFIS Washington Mutual Investors Fund further contributed to results over the period and benefitted from positions in the Utilities, Financials, and Real Estate sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•The American Funds U.S. Government Securities Fund had a negative impact on results as interest rate positioning was a detractor.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

Portfolio Performance

	Class B $18,082	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,964	$9,764	$9,685	$9,879
12/2016	$10,686	$10,531	$9,887	$10,636
12/2017	$12,115	$13,056	$10,618	$12,247
12/2018	$11,735	$11,827	$10,490	$11,609
12/2019	$13,682	$14,973	$11,208	$13,769
12/2020	$15,502	$17,406	$12,238	$15,454
12/2021	$17,049	$20,633	$11,662	$16,907
12/2022	$14,593	$16,844	$9,767	$14,376
12/2023	$16,523	$20,584	$10,326	$16,202
12/2024	$18,082	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Moderate Allocation Portfolio - Class B	9.43%	5.74%	6.10%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$1,933,353,242
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,382,523

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.2
American Funds The Bond Fund of America, Class 1	19.2
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds Growth-Income Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	8.0
American Funds International Growth & Income Fund, Class R-6	6.4
American Funds High-Income Trust Fund, Class R-6	5.6
American Funds International Fund, Class 1	5.3
American Funds Fundamental Investors Fund, Class R-6	5.0
American Funds AMCAP Fund, Class R-6	5.0

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	5.6
International Developed Market Equities	11.7
Investment Grade Fixed Income	38.4
U.S. Large Cap Equities	38.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Moderate Allocation Portfolio: Class C

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	0.63%

Management Discussion of Portfolio Performance

The American Funds Moderate Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The AFIS Washington Mutual Investors Fund further contributed to results over the period and benefitted from positions in the Utilities, Financials, and Real Estate sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•The American Funds U.S. Government Securities Fund had a negative impact on results as interest rate positioning was a detractor.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

Portfolio Performance

	Class C $17,544	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,927	$9,764	$9,685	$9,879
12/2016	$10,624	$10,531	$9,887	$10,636
12/2017	$12,001	$13,056	$10,618	$12,247
12/2018	$11,591	$11,827	$10,490	$11,609
12/2019	$13,464	$14,973	$11,208	$13,769
12/2020	$15,213	$17,406	$12,238	$15,454
12/2021	$16,679	$20,633	$11,662	$16,907
12/2022	$14,239	$16,844	$9,767	$14,376
12/2023	$16,078	$20,584	$10,326	$16,202
12/2024	$17,544	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Moderate Allocation Portfolio - Class C	9.12%	5.44%	5.78%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$1,933,353,242
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,382,523

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.2
American Funds The Bond Fund of America, Class 1	19.2
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds Growth-Income Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	8.0
American Funds International Growth & Income Fund, Class R-6	6.4
American Funds High-Income Trust Fund, Class R-6	5.6
American Funds International Fund, Class 1	5.3
American Funds Fundamental Investors Fund, Class R-6	5.0
American Funds AMCAP Fund, Class R-6	5.0

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	5.6
International Developed Market Equities	11.7
Investment Grade Fixed Income	38.4
U.S. Large Cap Equities	38.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.86%

Management Discussion of Portfolio Performance

The Portfolio underperformed the benchmark, the Dow Jones Moderate Portfolio Index, over the twelve-month period ended December 31, 2024. Tactical asset allocation was a contributor, while the 10-year interest rate overlay was the main key detractor. Risk assets experienced another strong year in 2024 as inflationary pressures came down and economic activity remained robust. For most of the one-year period, the Portfolio remained fully risked.

Top Contributors:

•The Portfolio’s underweight to U.S. Treasury bonds was additive. For much of the year, we concentrated risk at the long end of the U.S. Treasury yield curve. Towards the end of the period, we broadened out positioning to include an underweight to the belly of the U.S. curve.

•Over the year, our equity positioning was additive as U.S. markets ended the year with strong positive prints across growth and value stocks. We started the year with a directional overweight to U.S. and European equities, and added an overweight to Japanese equities and to U.S. large cap stocks vs U.S. tech stocks.

•The Portfolio’s lower allocation to emerging market equities compared to the benchmark and the lower relative exposure to international fixed income were both additive.

Top Detractors:

•The 10-year swap position was a key detractor relative to the benchmark as yields generally rose during the year, particularly post-election in the U.S. on the back of expectations for higher inflation and greater deficit spending.

•Positioning in currencies detracted from performance as the dollar strength persisted on the back of tariff fears and a higher rate environment. We held an overweight position in the euro, Canadian dollar and Aussie dollar against the U.S. dollar entering the period. Towards the end of the one-year period, we added overweight positions in the yen against the U.S. dollar and euro.

•The Portfolio’s lower relative exposure to U.S. equities compared to international equities along with the strategic exposure to real estate and commodities also detracted from performance.

Portfolio Performance

	Class B $14,739	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,989	$9,764	$9,685	$9,879
12/2016	$10,432	$10,531	$9,887	$10,636
12/2017	$11,820	$13,056	$10,618	$12,247
12/2018	$10,971	$11,827	$10,490	$11,609
12/2019	$13,234	$14,973	$11,208	$13,769
12/2020	$13,804	$17,406	$12,238	$15,454
12/2021	$15,155	$20,633	$11,662	$16,907
12/2022	$12,293	$16,844	$9,767	$14,376
12/2023	$13,930	$20,584	$10,326	$16,202
12/2024	$14,739	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Global Tactical Strategies Portfolio - Class B	5.80%	2.18%	3.96%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$2,957,845,585
# of Portfolio Investments	80
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$23,849,921

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Vanguard Total Bond Market ETF	19.2
iShares Core U.S. Aggregate Bond ETF	16.5
iShares Core MSCI EAFE ETF	15.3
iShares Core S&P 500 ETF	12.9
Technology Select Sector SPDR Fund	2.2
iShares U.S. Real Estate ETF	2.1
Financial Select Sector SPDR Fund	1.1
Consumer Discretionary Select Sector SPDR Fund	0.9
Communication Services Select Sector SPDR Fund	0.8
Health Care Select Sector SPDR Fund	0.8

Asset Allocation

Value	Value
U.S. Small Cap Equities	1.6
Real Estate Equities	2.1
Commodities	4.2
International Developed Market Equities	26.6
Investment Grade Fixed Income	27.3
U.S. Large Cap Equities	28.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock High Yield Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.63%

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, over the twelve-month period ended December 31, 2024. Both asset allocation and strong security selection were positive drivers to the relative outperformance. Despite a volatile rates market and significant speculation around inflation, growth, and monetary policy, High Yield bonds performed well in 2024 thanks to credit spread tightening and elevated carry. Lower-rated credits delivered strong performance in 2024, demonstrating the opportunity cost of being underweight risk in a backdrop of resilient growth. That said, most of the rally was driven by the distressed cohort of CCC-rated bonds. Credit spreads tightened further in 2024, ending the year at historically low levels. Despite the tightness of spreads, yields to maturity remain over 7%.

Top Contributors:

•Out-of-benchmark position in Bank Loans was a positive contributor to performance for 2024. Bank Loans benefited from limited duration and high coupon payments and outperformed High Yield bonds during the period.

•Security selection in the Midstream, Packaging, Media & Entertainment, and Aerospace & Defense sub-sectors.

Top Detractors:

•Underweight and selection in Pharmaceuticals, and our selection within Metals & Mining. Our underweight to the Cable & Satellite sub-sector was also a detractor from performance.

•Security selection in CCCs was the largest detractor, as we were underweight the highest stressed cohort of the market that rallied throughout the year.

Portfolio Performance

	Class A $16,735	Bloomberg U.S. Universal Bond Index $11,875	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,546
12/2014	$10,000	$10,000	$10,000
12/2015	$9,626	$10,043	$9,557
12/2016	$10,999	$10,436	$11,194
12/2017	$11,886	$10,863	$12,033
12/2018	$11,579	$10,835	$11,783
12/2019	$13,322	$11,842	$13,470
12/2020	$14,356	$12,739	$14,419
12/2021	$15,150	$12,598	$15,178
12/2022	$13,610	$10,961	$13,481
12/2023	$15,435	$11,638	$15,293
12/2024	$16,735	$11,875	$16,546

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio - Class A	8.42%	4.67%	5.28%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

Key Fund Statistics

Total Net Assets	$982,803,304
# of Portfolio Investments	1,238
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,542,367

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.2
Venture Global LNG, Inc.	2.2
HUB International Ltd.	1.9
Level 3 Financing, Inc.	1.4
TransDigm, Inc.	1.3
AthenaHealth Group, Inc.	1.3
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.3
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Clear Channel Outdoor Holdings, Inc.	1.0
Fortress Transportation & Infrastructure Investors LLC	0.9

Top 10 Sectors

Value	Value
Real Estate Investment Trusts	2.6
Healthcare-Services	2.9
Aerospace/Defense	2.9
Oil & Gas	4.4
Media	4.9
Pipelines	5.1
Commercial Services	6.0
Insurance	6.0
Telecommunications	6.2
Software	7.6

Asset Allocation

Value	Value
Warrants	0.0
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.3
Common Stocks	0.4
Convertible Bonds	1.5
Short-Term Investments	1.9
Floating Rate Loans	9.8
Corporate Bonds & Notes	84.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock High Yield Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$92	0.88%

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, over the twelve-month period ended December 31, 2024. Both asset allocation and strong security selection were positive drivers to the relative outperformance. Despite a volatile rates market and significant speculation around inflation, growth, and monetary policy, High Yield bonds performed well in 2024 thanks to credit spread tightening and elevated carry. Lower-rated credits delivered strong performance in 2024, demonstrating the opportunity cost of being underweight risk in a backdrop of resilient growth. That said, most of the rally was driven by the distressed cohort of CCC-rated bonds. Credit spreads tightened further in 2024, ending the year at historically low levels. Despite the tightness of spreads, yields to maturity remain over 7%.

Top Contributors:

•Out-of-benchmark position in Bank Loans was a positive contributor to performance for 2024. Bank Loans benefited from limited duration and high coupon payments and outperformed High Yield bonds during the period.

•Security selection in the Midstream, Packaging, Media & Entertainment, and Aerospace & Defense sub-sectors.

Top Detractors:

•Underweight and selection in Pharmaceuticals, and our selection within Metals & Mining. Our underweight to the Cable & Satellite sub-sector was also a detractor from performance.

•Security selection in CCCs was the largest detractor, as we were underweight the highest stressed cohort of the market that rallied throughout the year.

Portfolio Performance

	Class B $16,305	Bloomberg U.S. Universal Bond Index $11,875	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,546
12/2014	$10,000	$10,000	$10,000
12/2015	$9,595	$10,043	$9,557
12/2016	$10,937	$10,436	$11,194
12/2017	$11,785	$10,863	$12,033
12/2018	$11,446	$10,835	$11,783
12/2019	$13,147	$11,842	$13,470
12/2020	$14,133	$12,739	$14,419
12/2021	$14,865	$12,598	$15,178
12/2022	$13,329	$10,961	$13,481
12/2023	$15,072	$11,638	$15,293
12/2024	$16,305	$11,875	$16,546

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio - Class B	8.19%	4.40%	5.01%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

Key Fund Statistics

Total Net Assets	$982,803,304
# of Portfolio Investments	1,238
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,542,367

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.2
Venture Global LNG, Inc.	2.2
HUB International Ltd.	1.9
Level 3 Financing, Inc.	1.4
TransDigm, Inc.	1.3
AthenaHealth Group, Inc.	1.3
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.3
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Clear Channel Outdoor Holdings, Inc.	1.0
Fortress Transportation & Infrastructure Investors LLC	0.9

Top 10 Sectors

Value	Value
Real Estate Investment Trusts	2.6
Healthcare-Services	2.9
Aerospace/Defense	2.9
Oil & Gas	4.4
Media	4.9
Pipelines	5.1
Commercial Services	6.0
Insurance	6.0
Telecommunications	6.2
Software	7.6

Asset Allocation

Value	Value
Warrants	0.0
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.3
Common Stocks	0.4
Convertible Bonds	1.5
Short-Term Investments	1.9
Floating Rate Loans	9.8
Corporate Bonds & Notes	84.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$9	0.08%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 100 Portfolio underperformed the Dow Jones Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying international equity portfolios and offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the Loomis Sayles Growth Portfolio was a notable contributor to results from stocks held in the Information Technology, Consumer Discretionary, and Communication Services sectors.

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

•The T.Rowe Price Large Cap Growth Portfolio further contributed to results over the period and benefitted from positioning in the Consumer Services, Real Estate, and Health Care sectors.

Top Detractors:

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

•The Brighthouse/Dimensional International Small Company Portfolio had a negative impact on results as positioning in the Consumer Discretionary and Utilities sectors detracted.

•The Baillie Gifford International Stock Portfolio further detracted from results and was negatively impacted from positioning in the Financials and Industrials sectors.

Portfolio Performance

	Class A $23,723	MSCI All Country World Index $24,183	Dow Jones Aggressive Portfolio Index $23,931
12/2014	$10,000	$10,000	$10,000
12/2015	$9,833	$9,764	$9,744
12/2016	$10,737	$10,531	$10,813
12/2017	$13,229	$13,056	$13,322
12/2018	$11,933	$11,827	$12,063
12/2019	$15,249	$14,973	$15,336
12/2020	$18,181	$17,406	$17,788
12/2021	$21,516	$20,633	$21,090
12/2022	$17,237	$16,844	$17,512
12/2023	$20,874	$20,584	$20,843
12/2024	$23,723	$24,183	$23,931

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 100 Portfolio - Class A	13.65%	9.24%	9.02%
MSCI All Country World Index	17.49%	10.06%	9.23%
Dow Jones Aggressive Portfolio Index	14.81%	9.31%	9.12%

Key Fund Statistics

Total Net Assets	$1,693,542,154
# of Portfolio Investments	31
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,239,193

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.5
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.2
Invesco Comstock Portfolio, Class A	6.1
T. Rowe Price Large Cap Value Portfolio, Class A	5.7
T. Rowe Price Large Cap Growth Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0
Brighthouse/Dimensional International Small Company Portfolio, Class A	4.9
Baillie Gifford International Stock Portfolio, Class A	4.4

Asset Allocation

Value	Value
Real Estate Equities	2.9
Global Equities	4.4
U.S. Mid Cap Equities	4.5
Emerging Market Equities	5.3
U.S. Small Cap Equities	11.0
International Developed Market Equities	22.2
U.S. Large Cap Equities	49.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.33%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 100 Portfolio underperformed the Dow Jones Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying international equity portfolios and offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the Loomis Sayles Growth Portfolio was a notable contributor to results from stocks held in the Information Technology, Consumer Discretionary, and Communication Services sectors.

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

•The T.Rowe Price Large Cap Growth Portfolio further contributed to results over the period and benefitted from positioning in the Consumer Services, Real Estate, and Health Care sectors.

Top Detractors:

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

•The Brighthouse/Dimensional International Small Company Portfolio had a negative impact on results as positioning in the Consumer Discretionary and Utilities sectors detracted.

•The Baillie Gifford International Stock Portfolio further detracted from results and was negatively impacted from positioning in the Financials and Industrials sectors.

Portfolio Performance

	Class B $23,125	MSCI All Country World Index $24,183	Dow Jones Aggressive Portfolio Index $23,931
12/2014	$10,000	$10,000	$10,000
12/2015	$9,799	$9,764	$9,744
12/2016	$10,679	$10,531	$10,813
12/2017	$13,128	$13,056	$13,322
12/2018	$11,807	$11,827	$12,063
12/2019	$15,051	$14,973	$15,336
12/2020	$17,898	$17,406	$17,788
12/2021	$21,142	$20,633	$21,090
12/2022	$16,882	$16,844	$17,512
12/2023	$20,395	$20,584	$20,843
12/2024	$23,125	$24,183	$23,931

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 100 Portfolio - Class B	13.39%	8.97%	8.74%
MSCI All Country World Index	17.49%	10.06%	9.23%
Dow Jones Aggressive Portfolio Index	14.81%	9.31%	9.12%

Key Fund Statistics

Total Net Assets	$1,693,542,154
# of Portfolio Investments	31
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,239,193

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.5
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.2
Invesco Comstock Portfolio, Class A	6.1
T. Rowe Price Large Cap Value Portfolio, Class A	5.7
T. Rowe Price Large Cap Growth Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0
Brighthouse/Dimensional International Small Company Portfolio, Class A	4.9
Baillie Gifford International Stock Portfolio, Class A	4.4

Asset Allocation

Value	Value
Real Estate Equities	2.9
Global Equities	4.4
U.S. Mid Cap Equities	4.5
Emerging Market Equities	5.3
U.S. Small Cap Equities	11.0
International Developed Market Equities	22.2
U.S. Large Cap Equities	49.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	0.58%

Management Discussion of Portfolio Performance

The Portfolio had positive absolute returns, but underperformed the Dow Jones Moderate Portfolio Index over the year ended December 31, 2024. The Portfolio shifted equity exposure throughout the year in response to changes in volatility, but only maintained an overweight to equities from early May to late July as volatility waned in mid-2024. In August, the Portfolio sharply decreased its equity exposure in response to elevated volatility resulting from recessionary concerns after the July labor market report lagged expectations. The Portfolio tactically shifted equity exposure for the remaining part of the year but remained underweight to equities until the last few days of December 2024.

The Base Sleeve Portfolio underperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024.  Relative results were negatively impacted by the underlying fixed income and international equity portfolios and offset the positive impacts by the underlying large cap, mid cap, and small cap equity portfolios.

Top Contributors:

•Within the fixed income allocation, exposure to Investment Grade Financials contributed to performance.

•Holdings of Securitized Credit, including Commercial Mortgage-Backed Securities and Agency Mortgage-Backed Securities, contributed to performance.

Top Detractors:

•Equity exposure, although positive on an absolute basis, detracted from performance as the Portfolio maintained an underweight position during most of the year while equities broadly gained substantially.

•Curve positioning within U.S. interest rates was negative for performance, particularly within the 15 and 20-year portions of the curve.

Portfolio Performance

	Class B $15,098	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,591	$9,764	$9,685	$9,879
12/2016	$10,394	$10,531	$9,887	$10,636
12/2017	$12,299	$13,056	$10,618	$12,247
12/2018	$11,393	$11,827	$10,490	$11,609
12/2019	$14,078	$14,973	$11,208	$13,769
12/2020	$15,841	$17,406	$12,238	$15,454
12/2021	$17,036	$20,633	$11,662	$16,907
12/2022	$13,321	$16,844	$9,767	$14,376
12/2023	$14,551	$20,584	$10,326	$16,202
12/2024	$15,098	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Balanced Plus Portfolio - Class B	3.76%	1.41%	4.21%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$4,971,712,367
# of Portfolio Investments	110
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$17,264,485

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.5
TCW Core Fixed Income Portfolio, Class A	6.0
PIMCO Total Return Portfolio, Class A	5.6
JPMorgan Core Bond Portfolio, Class A	4.4
Harris Oakmark International Portfolio, Class A	3.8
Western Asset Management U.S. Government Portfolio, Class A	3.6
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.4
Baillie Gifford International Stock Portfolio, Class A	2.8
MFS Research International Portfolio, Class A	2.6
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	2.6

Asset Allocation

Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
Global Equities	2.4
International Fixed Income	2.5
U.S. Small Cap Equities	4.8
U.S. Mid Cap Equities	5.5
High Yield Fixed Income	5.9
International Developed Market Equities	12.6
U.S. Large Cap Equities	31.8
Investment Grade Fixed Income	64.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

Management Discussion of Portfolio Performance

During 2024, the equity markets favored large-cap growth oriented companies, though quality factors performed strongly, which provided a tailwind to the Portfolio. The Portfolio outperformed the Russell 2000 Value Index during the period as both strong stock selection and sector allocation contributed to excess returns.

Top Contributors:

•The Portfolio’s holdings in the Financials sector contributed to excess returns. Positions owned in the Capital Markets and Insurance industries were the strongest contributors in 2024.

•Stock selection in Utilities and Information Technology contributed.

•Stock selection and a relative underweight allocation in the Health Care sector contributed.

•A top contributor was CSW Industrials, Inc., a U.S.-based manufacturer of niche products that are relatively low cost/high value across a variety of end markets, including HVAC, plumbing, construction, and general industrial. Shares outperformed the benchmark following record-high quarterly results announced in late July. CSW reported double-digit revenue growth, driven by pricing initiatives and operating leverage.

Top Detractors:

•Stock selection in Materials, Consumer Discretionary, and Industrials were the largest detractors.

•Within Industrials, Atkore Inc. is a manufacturer of electrical raceway products. Recently, the company delivered softer-than-expected quarterly results on flat volumes, as a decrease in selling prices, primarily PVC-related products, outpaced the decrease in input costs. As a result, management reduced its guidance for the full year given that distributors did not restock inventory, as is typical during the seasonally strong fiscal third quarter period. Management continued to buy back stock, and Atkore has maintained a strong financial position. We continue to believe that the shares are attractive from a reward/risk perspective.

•Stock selection in the Consumer Staples sector also detracted.

Portfolio Performance

	Class A $21,763	Russell 3000 Index $32,604	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000
12/2015	$9,480	$10,048	$9,253
12/2016	$12,471	$11,327	$12,190
12/2017	$13,965	$13,721	$13,146
12/2018	$11,874	$13,002	$11,455
12/2019	$15,325	$17,035	$14,020
12/2020	$15,276	$20,593	$14,669
12/2021	$20,183	$25,877	$18,816
12/2022	$17,579	$20,907	$16,091
12/2023	$20,077	$26,334	$18,448
12/2024	$21,763	$32,604	$19,934

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Small Cap Value Portfolio - Class A	8.40%	7.27%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Key Fund Statistics

Total Net Assets	$783,783,750
# of Portfolio Investments	238
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$6,468,529

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

J&J Snack Foods Corp.	2.4
Innospec, Inc.	1.8
Mueller Industries, Inc.	1.8
Hancock Whitney Corp.	1.8
UMB Financial Corp.	1.7
Franklin Electric Co., Inc.	1.7
Avient Corp.	1.6
Hanover Insurance Group, Inc.	1.5
Webster Financial Corp.	1.5
Eagle Materials, Inc.	1.4

Top 10 Sectors

Value	Value
Utilities	2.1
Real Estate	4.6
Health Care	4.7
Energy	5.8
Information Technology	6.3
Consumer Discretionary	6.4
Consumer Staples	7.1
Materials	12.4
Industrials	23.3
Financials	25.4

Top Countries

Value	Value
Japan	0.2
Bermuda	0.4
United Kingdom	1.0
United States	96.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$107	1.03%

Management Discussion of Portfolio Performance

During 2024, the equity markets favored large-cap growth oriented companies, though quality factors performed strongly, which provided a tailwind to the Portfolio. The Portfolio outperformed the Russell 2000 Value Index during the period as both strong stock selection and sector allocation contributed to excess returns.

Top Contributors:

•The Portfolio’s holdings in the Financials sector contributed to excess returns. Positions owned in the Capital Markets and Insurance industries were the strongest contributors in 2024.

•Stock selection in Utilities and Information Technology contributed.

•Stock selection and a relative underweight allocation in the Health Care sector contributed.

•A top contributor was CSW Industrials, Inc., a U.S.-based manufacturer of niche products that are relatively low cost/high value across a variety of end markets, including HVAC, plumbing, construction, and general industrial. Shares outperformed the benchmark following record-high quarterly results announced in late July. CSW reported double-digit revenue growth, driven by pricing initiatives and operating leverage.

Top Detractors:

•Stock selection in Materials, Consumer Discretionary, and Industrials were the largest detractors.

•Within Industrials, Atkore Inc. is a manufacturer of electrical raceway products. Recently, the company delivered softer-than-expected quarterly results on flat volumes, as a decrease in selling prices, primarily PVC-related products, outpaced the decrease in input costs. As a result, management reduced its guidance for the full year given that distributors did not restock inventory, as is typical during the seasonally strong fiscal third quarter period. Management continued to buy back stock, and Atkore has maintained a strong financial position. We continue to believe that the shares are attractive from a reward/risk perspective.

•Stock selection in the Consumer Staples sector also detracted.

Portfolio Performance

	Class B $21,232	Russell 3000 Index $32,604	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000
12/2015	$9,459	$10,048	$9,253
12/2016	$12,416	$11,327	$12,190
12/2017	$13,868	$13,721	$13,146
12/2018	$11,756	$13,002	$11,455
12/2019	$15,138	$17,035	$14,020
12/2020	$15,052	$20,593	$14,669
12/2021	$19,833	$25,877	$18,816
12/2022	$17,237	$20,907	$16,091
12/2023	$19,641	$26,334	$18,448
12/2024	$21,232	$32,604	$19,934

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Small Cap Value Portfolio - Class B	8.10%	7.00%	7.82%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Key Fund Statistics

Total Net Assets	$783,783,750
# of Portfolio Investments	238
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$6,468,529

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

J&J Snack Foods Corp.	2.4
Innospec, Inc.	1.8
Mueller Industries, Inc.	1.8
Hancock Whitney Corp.	1.8
UMB Financial Corp.	1.7
Franklin Electric Co., Inc.	1.7
Avient Corp.	1.6
Hanover Insurance Group, Inc.	1.5
Webster Financial Corp.	1.5
Eagle Materials, Inc.	1.4

Top 10 Sectors

Value	Value
Utilities	2.1
Real Estate	4.6
Health Care	4.7
Energy	5.8
Information Technology	6.3
Consumer Discretionary	6.4
Consumer Staples	7.1
Materials	12.4
Industrials	23.3
Financials	25.4

Top Countries

Value	Value
Japan	0.2
Bermuda	0.4
United Kingdom	1.0
United States	96.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.79%

Management Discussion of Portfolio Performance

Non-U.S. equities delivered strong returns in 2024, despite geopolitical conflicts and recession worries. Easing inflation in many countries allowed central banks to lower key interest rates, supporting continued economic growth. Employment levels remained resilient throughout the year. The Portfolio outperformed its benchmark, the MSCI All Country World ex-U.S. Index, over the twelve months ended December 31, 2024. Strong stock selection drove relative performance during the period, particularly among biotechnology and pharmaceutical holdings. Within the benchmark, the Financials and Information Technology (“IT”) sectors performed the best, while the Materials sector lagged.

Top Contributors:

•Health Care holdings contributed to relative performance the most. Shares of biopharma company UCB (Belgium) reaccelerated after the FDA approved Bimzelx for treating a new autoimmune disorder.

•Stock selection in Consumer Discretionary added to relative returns. The stock price of Amazon.com surged after reporting strong third quarter earnings, which exceeded analyst estimates and included an upward revision to fourth quarter guidance.

•Security selection in the Materials sector also contributed to relative returns, despite the negative effects of an overweight allocation to the sector.

Top Detractors:

•The Portfolio’s holdings in Financials lagged those in the benchmark. Despite improving fundamentals, UBS Group (Switzerland) ended the year with disappointing returns. Much of the weakness in the stock price was tied to uncertainties surrounding higher capital requirements that may be imposed on Swiss banks by regulators in early 2025.

•In the Industrials sector, the Portfolio’s transportation holdings weighed on relative returns. Shares of Wizz Air (Italy) reported a 44% drop in operating profits caused by delays in receiving new Airbus plane orders and defects in Pratt & Whitney engines that power the majority of its Airbus fleet.

•An underweight allocation in IT also detracted from relative performance.

Portfolio Performance

	Class A $16,179	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000
12/2015	$9,651	$9,434
12/2016	$8,772	$9,858
12/2017	$11,548	$12,538
12/2018	$10,314	$10,758
12/2019	$13,431	$13,073
12/2020	$14,493	$14,465
12/2021	$15,754	$15,597
12/2022	$12,746	$13,101
12/2023	$14,606	$15,147
12/2024	$16,179	$15,985

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Artisan International Portfolio - Class A	10.77%	3.79%	4.93%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$830,048,219
# of Portfolio Investments	73
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$6,726,185

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

UBS Group AG	5.4
National Grid PLC	4.9
Deutsche Telekom AG	4.2
Argenx SE	3.9
Deutsche Boerse AG	3.3
Air Liquide SA	3.0
Amazon.com, Inc.	3.0
UCB SA	2.9
Melrose Industries PLC	2.8
Aon PLC	2.7

Top 10 Sectors

Value	Value
Information Technology	0.8
Real Estate	1.8
Consumer Discretionary	4.9
Communication Services	5.1
Materials	5.7
Utilities	7.3
Consumer Staples	8.2
Health Care	11.8
Industrials	18.9
Financials	28.0

Top 10 Countries

Value	Value
Netherlands	4.3
Belgium	4.3
Italy	5.4
Denmark	5.7
Japan	6.2
United States	7.4
Switzerland	9.1
Germany	11.2
France	11.9
United Kingdom	16.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$109	1.04%

Management Discussion of Portfolio Performance

Non-U.S. equities delivered strong returns in 2024, despite geopolitical conflicts and recession worries. Easing inflation in many countries allowed central banks to lower key interest rates, supporting continued economic growth. Employment levels remained resilient throughout the year. The Portfolio outperformed its benchmark, the MSCI All Country World ex-U.S. Index, over the twelve months ended December 31, 2024. Strong stock selection drove relative performance during the period, particularly among biotechnology and pharmaceutical holdings. Within the benchmark, the Financials and Information Technology (“IT”) sectors performed the best, while the Materials sector lagged.

Top Contributors:

•Health Care holdings contributed to relative performance the most. Shares of biopharma company UCB (Belgium) reaccelerated after the FDA approved Bimzelx for treating a new autoimmune disorder.

•Stock selection in Consumer Discretionary added to relative returns. The stock price of Amazon.com surged after reporting strong third quarter earnings, which exceeded analyst estimates and included an upward revision to fourth quarter guidance.

•Security selection in the Materials sector also contributed to relative returns, despite the negative effects of an overweight allocation to the sector.

Top Detractors:

•The Portfolio’s holdings in Financials lagged those in the benchmark. Despite improving fundamentals, UBS Group (Switzerland) ended the year with disappointing returns. Much of the weakness in the stock price was tied to uncertainties surrounding higher capital requirements that may be imposed on Swiss banks by regulators in early 2025.

•In the Industrials sector, the Portfolio’s transportation holdings weighed on relative returns. Shares of Wizz Air (Italy) reported a 44% drop in operating profits caused by delays in receiving new Airbus plane orders and defects in Pratt & Whitney engines that power the majority of its Airbus fleet.

•An underweight allocation in IT also detracted from relative performance.

Portfolio Performance

	Class B $15,831	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000
12/2015	$9,651	$9,434
12/2016	$8,756	$9,858
12/2017	$11,500	$12,538
12/2018	$10,245	$10,758
12/2019	$13,308	$13,073
12/2020	$14,328	$14,465
12/2021	$15,533	$15,597
12/2022	$12,540	$13,101
12/2023	$14,323	$15,147
12/2024	$15,831	$15,985

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Artisan International Portfolio - Class B	10.53%	3.53%	4.70%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$830,048,219
# of Portfolio Investments	73
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$6,726,185

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

UBS Group AG	5.4
National Grid PLC	4.9
Deutsche Telekom AG	4.2
Argenx SE	3.9
Deutsche Boerse AG	3.3
Air Liquide SA	3.0
Amazon.com, Inc.	3.0
UCB SA	2.9
Melrose Industries PLC	2.8
Aon PLC	2.7

Top 10 Sectors

Value	Value
Information Technology	0.8
Real Estate	1.8
Consumer Discretionary	4.9
Communication Services	5.1
Materials	5.7
Utilities	7.3
Consumer Staples	8.2
Health Care	11.8
Industrials	18.9
Financials	28.0

Top 10 Countries

Value	Value
Netherlands	4.3
Belgium	4.3
Italy	5.4
Denmark	5.7
Japan	6.2
United States	7.4
Switzerland	9.1
Germany	11.2
France	11.9
United Kingdom	16.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.70%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the Morningstar LSTA U.S. Leveraged Loan Index. The Senior Loan market outpaced income markets in 2024, with a full-year return of 8.95% for the benchmark, the second-strongest performance in the past eight years. Loan prices moved higher, reaching $97.3 by the end of 2024. This compares with $96.2 at the start of the year. Coupon income, however, was the main performance driver given the high level of interest rates, even after three consecutive cuts by the U.S. Federal Reserve near the end of the year. Measurable demand from structured products and retail fund investors was robust during the period, while institutional loan activity was dominated by refinancings and repricings. In terms of market fundamentals, the trailing 12-month default rate remained low at 0.9% to end the year. Notably, issuers conducting distressed liability management exercises rose during 2024.

Top Contributors:

•Security selection within the Pharmaceuticals and Diversified Telecommunication Services segments added to relative performance.

•An underweight allocation to the Air Freight and Logistics industry also added value during the period.

•The Portfolio’s underweight position in BBB-rated loans – the highest credit rating category in the benchmark and the worst-performing category during the period – helped relative performance.

Top Detractors:

•Security selection within the Health Care Providers and Services industry was the largest detractor from relative results.

•The Portfolio's modest allocation to cash and High-Yield bonds were also relative detractors, as Senior Loans generally outperformed both during the year.

•An underweight to B-rated loans detracted from relative performance, as this was the best performing credit tier in the benchmark over the period.

Portfolio Performance

	Class A $15,332	Bloomberg U.S. Universal Bond Index $11,875	Morningstar LSTA U.S. Leveraged Loan Index $16,521
12/2014	$10,000	$10,000	$10,000
12/2015	$9,934	$10,043	$9,931
12/2016	$10,878	$10,436	$10,940
12/2017	$11,313	$10,863	$11,390
12/2018	$11,376	$10,835	$11,441
12/2019	$12,209	$11,842	$12,429
12/2020	$12,494	$12,739	$12,818
12/2021	$12,956	$12,598	$13,485
12/2022	$12,780	$10,961	$13,381
12/2023	$14,197	$11,638	$15,163
12/2024	$15,332	$11,875	$16,521

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Eaton Vance Floating Rate Portfolio - Class A	8.00%	4.66%	4.37%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%
Morningstar LSTA U.S. Leveraged Loan Index	8.95%	5.86%	5.15%

Key Fund Statistics

Total Net Assets	$545,898,749
# of Portfolio Investments	445
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$3,488,769

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Asurion LLC	1.3
Quikrete Holdings, Inc.	1.2
Cloud Software Group, Inc.	1.1
UKG, Inc.	1.1
Epicor Software Corp.	1.1
AmWINS Group, Inc.	1.0
INEOS U.S. Finance LLC	1.0
TransDigm, Inc.	0.9
Tronox Finance LLC	0.8
WEC U.S. Holdings Ltd.	0.8

Top 10 Sectors

Value	Value
Entertainment	2.6
Computers	2.9
Leisure Time	2.9
Retail	3.3
Building Materials	3.7
Diversified Financial Services	4.2
Chemicals	5.0
Insurance	5.8
Commercial Services	10.6
Software	12.9

Asset Allocation

Value	Value
Warrants	0.0
Convertible Preferred Stocks	0.1
Common Stocks	1.3
Corporate Bonds & Notes	3.1
Short-Term Investments	4.4
Floating Rate Loans	92.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$99	0.95%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the Morningstar LSTA U.S. Leveraged Loan Index. The Senior Loan market outpaced income markets in 2024, with a full-year return of 8.95% for the benchmark, the second-strongest performance in the past eight years. Loan prices moved higher, reaching $97.3 by the end of 2024. This compares with $96.2 at the start of the year. Coupon income, however, was the main performance driver given the high level of interest rates, even after three consecutive cuts by the U.S. Federal Reserve near the end of the year. Measurable demand from structured products and retail fund investors was robust during the period, while institutional loan activity was dominated by refinancings and repricings. In terms of market fundamentals, the trailing 12-month default rate remained low at 0.9% to end the year. Notably, issuers conducting distressed liability management exercises rose during 2024.

Top Contributors:

•Security selection within the Pharmaceuticals and Diversified Telecommunication Services segments added to relative performance.

•An underweight allocation to the Air Freight and Logistics industry also added value during the period.

•The Portfolio’s underweight position in BBB-rated loans – the highest credit rating category in the benchmark and the worst-performing category during the period – helped relative performance.

Top Detractors:

•Security selection within the Health Care Providers and Services industry was the largest detractor from relative results.

•The Portfolio's modest allocation to cash and High-Yield bonds were also relative detractors, as Senior Loans generally outperformed both during the year.

•An underweight to B-rated loans detracted from relative performance, as this was the best performing credit tier in the benchmark over the period.

Portfolio Performance

	Class B $14,957	Bloomberg U.S. Universal Bond Index $11,875	Morningstar LSTA U.S. Leveraged Loan Index $16,521
12/2014	$10,000	$10,000	$10,000
12/2015	$9,917	$10,043	$9,931
12/2016	$10,836	$10,436	$10,940
12/2017	$11,234	$10,863	$11,390
12/2018	$11,269	$10,835	$11,441
12/2019	$12,061	$11,842	$12,429
12/2020	$12,310	$12,739	$12,818
12/2021	$12,740	$12,598	$13,485
12/2022	$12,536	$10,961	$13,381
12/2023	$13,888	$11,638	$15,163
12/2024	$14,957	$11,875	$16,521

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Eaton Vance Floating Rate Portfolio - Class B	7.70%	4.40%	4.11%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%
Morningstar LSTA U.S. Leveraged Loan Index	8.95%	5.86%	5.15%

Key Fund Statistics

Total Net Assets	$545,898,749
# of Portfolio Investments	445
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$3,488,769

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Asurion LLC	1.3
Quikrete Holdings, Inc.	1.2
Cloud Software Group, Inc.	1.1
UKG, Inc.	1.1
Epicor Software Corp.	1.1
AmWINS Group, Inc.	1.0
INEOS U.S. Finance LLC	1.0
TransDigm, Inc.	0.9
Tronox Finance LLC	0.8
WEC U.S. Holdings Ltd.	0.8

Top 10 Sectors

Value	Value
Entertainment	2.6
Computers	2.9
Leisure Time	2.9
Retail	3.3
Building Materials	3.7
Diversified Financial Services	4.2
Chemicals	5.0
Insurance	5.8
Commercial Services	10.6
Software	12.9

Asset Allocation

Value	Value
Warrants	0.0
Convertible Preferred Stocks	0.1
Common Stocks	1.3
Corporate Bonds & Notes	3.1
Short-Term Investments	4.4
Floating Rate Loans	92.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.48%

Management Discussion of Portfolio Performance

The first quarter of 2024 began with financial market exuberance, as investors anticipated imminent interest rate cuts from developed market central banks. However, as economic growth continued to be robust and price pressures persistent, sentiment turned cautious. Throughout the summer months, financial markets oscillated between fears around the possibility of a U.S. recession and relief after the U.S. Federal Reserve’s (the “Fed’s”) initial outsized interest rate cut in September. Despite the interest rate reduction, volatility persisted amid concerns the Fed was behind the curve in easing monetary policy. A stronger-than-expected U.S. economy and sticky inflation later led to a hawkish pivot from the Fed, which lowered interest rates twice during the fourth quarter, but signaled only two interest rate cuts were likely in 2025. Donald Trump’s presidential election victory was seen as positive for domestic economic growth, but created significant uncertainty elsewhere, as investors worried about the implications of increased U.S. protectionism on global trade. Against this backdrop, the Portfolio outperformed its benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Index, during the year.

Top Contributors:

•Exposure to High-Yield and Investment Grade corporate bonds, Collateralized Loan Obligations, and Bank Loans contributed.

•Allocations to non-agency Residential Mortgage-Backed Securities, Asset-Backed Securities (“ABS”), and Commercial Mortgage-Backed Securities benefitted relative performance.

•Exposure to the 5-year and 10-year portions of the yield curve was additive.

Top Detractors:

•Exposure to the 2-year portion of the yield curve was a key detractor from relative results.

•Security selection in ABS and Treasury Inflation Protected Securities hindered results, and partially offset performance gains from sector allocations in both.

•Security selection in taxable municipal bonds and agency Mortgage-Backed Securities marginally detracted.

Portfolio Performance

	Class A $12,074	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $11,750
12/2014	$10,000	$10,000	$10,000
12/2015	$9,974	$10,055	$10,065
12/2016	$10,303	$10,321	$10,194
12/2017	$10,477	$10,687	$10,281
12/2018	$10,550	$10,688	$10,445
12/2019	$11,053	$11,620	$10,866
12/2020	$11,318	$12,492	$11,228
12/2021	$11,388	$12,299	$11,175
12/2022	$10,872	$10,699	$10,763
12/2023	$11,507	$11,291	$11,259
12/2024	$12,074	$11,432	$11,750

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Franklin Low Duration Total Return Portfolio - Class A	4.93%	1.78%	1.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	4.36%	1.58%	1.63%

Key Fund Statistics

Total Net Assets	$650,323,250
# of Portfolio Investments	516
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$3,006,716

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
American Express Credit Account Master Trust	2.0
U.S. Treasury STRIPS Coupon	2.0
Federal National Mortgage Association REMICS	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5
Discover Card Execution Note Trust	1.4
Morgan Stanley	1.4
U.S. Treasury Inflation-Indexed Notes	1.3
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.3
Goldman Sachs Group, Inc.	1.2

Asset Allocation

Value	Value
Common Stocks	0.0Footnote Reference*
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Short-Term Investments	0.8
Municipals	1.6
Floating Rate Loans	2.3
Mortgage-Backed Securities	7.1
Asset-Backed Securities	19.9
U.S. Treasury & Government Agencies	26.1
Corporate Bonds & Notes	41.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$75	0.73%

Management Discussion of Portfolio Performance

The first quarter of 2024 began with financial market exuberance, as investors anticipated imminent interest rate cuts from developed market central banks. However, as economic growth continued to be robust and price pressures persistent, sentiment turned cautious. Throughout the summer months, financial markets oscillated between fears around the possibility of a U.S. recession and relief after the U.S. Federal Reserve’s (the “Fed’s”) initial outsized interest rate cut in September. Despite the interest rate reduction, volatility persisted amid concerns the Fed was behind the curve in easing monetary policy. A stronger-than-expected U.S. economy and sticky inflation later led to a hawkish pivot from the Fed, which lowered interest rates twice during the fourth quarter, but signaled only two interest rate cuts were likely in 2025. Donald Trump’s presidential election victory was seen as positive for domestic economic growth, but created significant uncertainty elsewhere, as investors worried about the implications of increased U.S. protectionism on global trade. Against this backdrop, the Portfolio outperformed its benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Index, during the year.

Top Contributors:

•Exposure to High-Yield and Investment Grade corporate bonds, Collateralized Loan Obligations, and Bank Loans contributed.

•Allocations to non-agency Residential Mortgage-Backed Securities, Asset-Backed Securities (“ABS”), and Commercial Mortgage-Backed Securities benefitted relative performance.

•Exposure to the 5-year and 10-year portions of the yield curve was additive.

Top Detractors:

•Exposure to the 2-year portion of the yield curve was a key detractor from relative results.

•Security selection in ABS and Treasury Inflation Protected Securities hindered results, and partially offset performance gains from sector allocations in both.

•Security selection in taxable municipal bonds and agency Mortgage-Backed Securities marginally detracted.

Portfolio Performance

	Class B $11,771	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $11,750
12/2014	$10,000	$10,000	$10,000
12/2015	$9,938	$10,055	$10,065
12/2016	$10,249	$10,321	$10,194
12/2017	$10,386	$10,687	$10,281
12/2018	$10,431	$10,688	$10,445
12/2019	$10,914	$11,620	$10,866
12/2020	$11,146	$12,492	$11,228
12/2021	$11,178	$12,299	$11,175
12/2022	$10,648	$10,699	$10,763
12/2023	$11,244	$11,291	$11,259
12/2024	$11,771	$11,432	$11,750

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Franklin Low Duration Total Return Portfolio - Class B	4.69%	1.52%	1.64%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	4.36%	1.58%	1.63%

Key Fund Statistics

Total Net Assets	$650,323,250
# of Portfolio Investments	516
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$3,006,716

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
American Express Credit Account Master Trust	2.0
U.S. Treasury STRIPS Coupon	2.0
Federal National Mortgage Association REMICS	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5
Discover Card Execution Note Trust	1.4
Morgan Stanley	1.4
U.S. Treasury Inflation-Indexed Notes	1.3
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.3
Goldman Sachs Group, Inc.	1.2

Asset Allocation

Value	Value
Common Stocks	0.0Footnote Reference*
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Short-Term Investments	0.8
Municipals	1.6
Floating Rate Loans	2.3
Mortgage-Backed Securities	7.1
Asset-Backed Securities	19.9
U.S. Treasury & Government Agencies	26.1
Corporate Bonds & Notes	41.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.72%

Management Discussion of Portfolio Performance

Despite continued geopolitical concerns, 2024 marked something of a return to economic normalcy after some uncertainty in 2023. The year overall saw a continuing disinflation trend that enabled global monetary policy to firmly shift into an easing cycle, while economic outcomes increasingly pointed towards a soft landing. This notable pivot towards easing became evident as more and more developed market central banks started to cut interest rates. The U.S. Federal Reserve cut the federal funds target rate by 100 basis points (“bps”) over the year to a range of 4.25% to 4.50%. The Bank of Japan was a notable outlier to the global easing trend as it gradually removed some monetary accommodation. Despite a handful of exceptions, most sovereign bond yields rose over 2024, with interim moves largely reflecting changing interest rate expectations. Over the period, the 10-year U.S. Treasury yield rose 69 bps to 4.57%. The U.S. dollar moved higher during much of the first half of 2024, then fell back sharply in the third quarter before rebounding at year end. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the FTSE World Government Bond ex-U.S. Index. The Portfolio's underperformance was primarily due to currency positioning. Interest rate strategies contributed to relative results, while sovereign credit exposures had a largely neutral effect.

Top Contributors:

•The Portfolio's underweight currency exposure to the euro contributed to relative return.

•Underweight duration exposure in Japan contributed to relative performance.

•Overweight duration exposure in South Africa also contributed to relative results.

Top Detractors:

•Overweight currency positions in the Brazilian real, Mexican peso, Colombian peso, Japanese yen, South Korean won, and Australian dollar detracted from relative performance.

•Underweight duration exposures in China and the euro area detracted from relative results.

•Overweight duration exposure in Brazil detracted from relative return.

Portfolio Performance

	Class A $7,919	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,715	FTSE World Government Bond Index ex-U.S. $8,572
12/2014	$10,000	$10,000	$10,000
12/2015	$9,605	$10,136	$9,446
12/2016	$9,707	$10,632	$9,616
12/2017	$9,750	$10,896	$10,610
12/2018	$9,876	$11,241	$10,417
12/2019	$10,018	$12,092	$10,971
12/2020	$9,442	$12,569	$12,153
12/2021	$8,999	$12,393	$10,977
12/2022	$8,601	$11,183	$8,555
12/2023	$8,919	$12,113	$9,053
12/2024	$7,919	$12,715	$8,572

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Templeton International Bond Portfolio - Class A	(11.21%)	(4.59%)	(2.31%)
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	4.97%	1.01%	2.43%
FTSE World Government Bond Index ex-U.S.	(5.32%)	(4.81%)	(1.53%)

Key Fund Statistics

Total Net Assets	$438,722,946
# of Portfolio Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$3,109,454

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Brazil Notas do Tesouro Nacional	9.7
Malaysia Government Bonds	8.8
Korea Treasury Bonds	8.3
Colombia TES	6.9
India Government Bonds	5.8
Egypt Treasury Bills	5.6
Norway Government Bonds	4.6
Panama Government International Bonds	4.5
Republic of South Africa Government Bonds	4.4
International Bank for Reconstruction & Development	4.4

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	11.9
Foreign Government	81.9

Top 10 Countries

Value	Value
South Africa	4.4
Panama	4.5
Norway	4.6
India	5.8
Colombia	6.9
Egypt	7.8
South Korea	8.3
Malaysia	8.8
Brazil	9.7
Australia	10.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$91	0.97%

Management Discussion of Portfolio Performance

Despite continued geopolitical concerns, 2024 marked something of a return to economic normalcy after some uncertainty in 2023. The year overall saw a continuing disinflation trend that enabled global monetary policy to firmly shift into an easing cycle, while economic outcomes increasingly pointed towards a soft landing. This notable pivot towards easing became evident as more and more developed market central banks started to cut interest rates. The U.S. Federal Reserve cut the federal funds target rate by 100 basis points (“bps”) over the year to a range of 4.25% to 4.50%. The Bank of Japan was a notable outlier to the global easing trend as it gradually removed some monetary accommodation. Despite a handful of exceptions, most sovereign bond yields rose over 2024, with interim moves largely reflecting changing interest rate expectations. Over the period, the 10-year U.S. Treasury yield rose 69 bps to 4.57%. The U.S. dollar moved higher during much of the first half of 2024, then fell back sharply in the third quarter before rebounding at year end. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the FTSE World Government Bond ex-U.S. Index. The Portfolio's underperformance was primarily due to currency positioning. Interest rate strategies contributed to relative results, while sovereign credit exposures had a largely neutral effect.

Top Contributors:

•The Portfolio's underweight currency exposure to the euro contributed to relative return.

•Underweight duration exposure in Japan contributed to relative performance.

•Overweight duration exposure in South Africa also contributed to relative results.

Top Detractors:

•Overweight currency positions in the Brazilian real, Mexican peso, Colombian peso, Japanese yen, South Korean won, and Australian dollar detracted from relative performance.

•Underweight duration exposures in China and the euro area detracted from relative results.

•Overweight duration exposure in Brazil detracted from relative return.

Portfolio Performance

	Class B $7,727	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,715	FTSE World Government Bond Index ex-U.S. $8,572
12/2014	$10,000	$10,000	$10,000
12/2015	$9,584	$10,136	$9,446
12/2016	$9,668	$10,632	$9,616
12/2017	$9,681	$10,896	$10,610
12/2018	$9,779	$11,241	$10,417
12/2019	$9,893	$12,092	$10,971
12/2020	$9,309	$12,569	$12,153
12/2021	$8,842	$12,393	$10,977
12/2022	$8,432	$11,183	$8,555
12/2023	$8,728	$12,113	$9,053
12/2024	$7,727	$12,715	$8,572

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Templeton International Bond Portfolio - Class B	(11.47%)	(4.82%)	(2.55%)
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	4.97%	1.01%	2.43%
FTSE World Government Bond Index ex-U.S.	(5.32%)	(4.81%)	(1.53%)

Key Fund Statistics

Total Net Assets	$438,722,946
# of Portfolio Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$3,109,454

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Brazil Notas do Tesouro Nacional	9.7
Malaysia Government Bonds	8.8
Korea Treasury Bonds	8.3
Colombia TES	6.9
India Government Bonds	5.8
Egypt Treasury Bills	5.6
Norway Government Bonds	4.6
Panama Government International Bonds	4.5
Republic of South Africa Government Bonds	4.4
International Bank for Reconstruction & Development	4.4

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	11.9
Foreign Government	81.9

Top 10 Countries

Value	Value
South Africa	4.4
Panama	4.5
Norway	4.6
India	5.8
Colombia	6.9
Egypt	7.8
South Korea	8.3
Malaysia	8.8
Brazil	9.7
Australia	10.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.51%

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Large Cap Research Portfolio underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to its benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. As a reminder, the Portfolio is managed in an industry-neutral structure relative to its benchmark, which promotes stock selection as the primary driver of performance.

Top Contributors:

•Although security selection detracted overall, strong selection within the Communication Services sector contributed to relative performance.

•The Portfolio's overweight allocation to the Financials sector and underweight allocation to the Real Estate sector benefited relative results.

•Top contributors to relative performance during the period included not owning Intel (Information Technology) and Johnson & Johnson (Health Care) and an out-of-benchmark position in Spotify Technology (Communication Services).

Top Detractors:

•Challenging stock selection within the Information Technology, Health Care and Consumer Staples sectors detracted most from relative performance.

•The Portfolio's overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector detracted from relative results.

•The Portfolio’s top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Tesla (Consumer Discretionary) and an overweight position in Adobe (Information Technology).

Portfolio Performance

	Class A $32,353	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,459	$10,138
12/2016	$11,348	$11,351
12/2017	$13,854	$13,829
12/2018	$13,002	$13,223
12/2019	$17,171	$17,386
12/2020	$20,995	$20,585
12/2021	$26,114	$26,494
12/2022	$21,146	$21,696
12/2023	$26,588	$27,399
12/2024	$32,353	$34,254

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class A	21.69%	13.51%	12.46%
S&P 500 Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$2,414,826,335
# of Portfolio Investments	182
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$11,701,470

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.0
Microsoft Corp.	6.7
Apple, Inc.	6.6
Amazon.com, Inc.	5.6
Alphabet, Inc.	4.8
Wells Fargo & Co.	2.9
Broadcom, Inc.	2.8
Berkshire Hathaway, Inc.	2.1
Exxon Mobil Corp.	1.8
Eli Lilly & Co.	1.6

Top 10 Sectors

Value	Value
Materials	1.9
Utilities	3.0
Energy	3.9
Consumer Staples	4.3
Industrials	8.2
Communication Services	8.3
Consumer Discretionary	11.2
Health Care	11.7
Financials	14.1
Information Technology	31.1

Top 10 Countries

Value	Value
Argentina	0.1
Netherlands	0.1
Sweden	0.1
Bermuda	0.1
Denmark	0.3
Germany	0.6
China	0.8
United Kingdom	1.3
United States	96.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$84	0.76%

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Large Cap Research Portfolio underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to its benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. As a reminder, the Portfolio is managed in an industry-neutral structure relative to its benchmark, which promotes stock selection as the primary driver of performance.

Top Contributors:

•Although security selection detracted overall, strong selection within the Communication Services sector contributed to relative performance.

•The Portfolio's overweight allocation to the Financials sector and underweight allocation to the Real Estate sector benefited relative results.

•Top contributors to relative performance during the period included not owning Intel (Information Technology) and Johnson & Johnson (Health Care) and an out-of-benchmark position in Spotify Technology (Communication Services).

Top Detractors:

•Challenging stock selection within the Information Technology, Health Care and Consumer Staples sectors detracted most from relative performance.

•The Portfolio's overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector detracted from relative results.

•The Portfolio’s top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Tesla (Consumer Discretionary) and an overweight position in Adobe (Information Technology).

Portfolio Performance

	Class B $31,566	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,441	$10,138
12/2016	$11,296	$11,351
12/2017	$13,763	$13,829
12/2018	$12,883	$13,223
12/2019	$16,967	$17,386
12/2020	$20,705	$20,585
12/2021	$25,680	$26,494
12/2022	$20,748	$21,696
12/2023	$26,021	$27,399
12/2024	$31,566	$34,254

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class B	21.31%	13.22%	12.18%
S&P 500 Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$2,414,826,335
# of Portfolio Investments	182
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$11,701,470

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.0
Microsoft Corp.	6.7
Apple, Inc.	6.6
Amazon.com, Inc.	5.6
Alphabet, Inc.	4.8
Wells Fargo & Co.	2.9
Broadcom, Inc.	2.8
Berkshire Hathaway, Inc.	2.1
Exxon Mobil Corp.	1.8
Eli Lilly & Co.	1.6

Top 10 Sectors

Value	Value
Materials	1.9
Utilities	3.0
Energy	3.9
Consumer Staples	4.3
Industrials	8.2
Communication Services	8.3
Consumer Discretionary	11.2
Health Care	11.7
Financials	14.1
Information Technology	31.1

Top 10 Countries

Value	Value
Argentina	0.1
Netherlands	0.1
Sweden	0.1
Bermuda	0.1
Denmark	0.3
Germany	0.6
China	0.8
United Kingdom	1.3
United States	96.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$73	0.66%

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Large Cap Research Portfolio underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to its benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. As a reminder, the Portfolio is managed in an industry-neutral structure relative to its benchmark, which promotes stock selection as the primary driver of performance.

Top Contributors:

•Although security selection detracted overall, strong selection within the Communication Services sector contributed to relative performance.

•The Portfolio's overweight allocation to the Financials sector and underweight allocation to the Real Estate sector benefited relative results.

•Top contributors to relative performance during the period included not owning Intel (Information Technology) and Johnson & Johnson (Health Care) and an out-of-benchmark position in Spotify Technology (Communication Services).

Top Detractors:

•Challenging stock selection within the Information Technology, Health Care and Consumer Staples sectors detracted most from relative performance.

•The Portfolio's overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector detracted from relative results.

•The Portfolio’s top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Tesla (Consumer Discretionary) and an overweight position in Adobe (Information Technology).

Portfolio Performance

	Class E $31,874	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,445	$10,138
12/2016	$11,312	$11,351
12/2017	$13,792	$13,829
12/2018	$12,924	$13,223
12/2019	$17,039	$17,386
12/2020	$20,805	$20,585
12/2021	$25,839	$26,494
12/2022	$20,900	$21,696
12/2023	$26,231	$27,399
12/2024	$31,874	$34,254

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class E	21.51%	13.34%	12.29%
S&P 500 Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$2,414,826,335
# of Portfolio Investments	182
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$11,701,470

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.0
Microsoft Corp.	6.7
Apple, Inc.	6.6
Amazon.com, Inc.	5.6
Alphabet, Inc.	4.8
Wells Fargo & Co.	2.9
Broadcom, Inc.	2.8
Berkshire Hathaway, Inc.	2.1
Exxon Mobil Corp.	1.8
Eli Lilly & Co.	1.6

Top 10 Sectors

Value	Value
Materials	1.9
Utilities	3.0
Energy	3.9
Consumer Staples	4.3
Industrials	8.2
Communication Services	8.3
Consumer Discretionary	11.2
Health Care	11.7
Financials	14.1
Information Technology	31.1

Top 10 Countries

Value	Value
Argentina	0.1
Netherlands	0.1
Sweden	0.1
Bermuda	0.1
Denmark	0.3
Germany	0.6
China	0.8
United Kingdom	1.3
United States	96.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.65%

Management Discussion of Portfolio Performance

Global real estate stocks finished 2024 with a modestly positive total return as performance was tempered by a difficult fourth quarter and a strengthening U.S. dollar. Real estate investment trusts rallied in the third quarter following the U.S. Federal Reserve Bank's (the "Fed") first rate cut in 4 years but retraced most of the rally as investors turned cautious following the Fed’s meeting in December as it indicated fewer cuts in 2025 may be expected based on a healthy U.S. economy, moderating inflation and a relatively strong labor market. Meanwhile, the economic landscape outside the U.S. remained less robust, and markets discounted the impact of potential U.S. trade tariffs towards Europe and China. Central banks in Europe continued to ease rates in an effort to stimulate growth. In the Asia-Pacific region, the Chinese government introduced several measures to support property markets. While markets traded primarily on macro news during the year, underlying property fundamentals remained positive.

Top Contributors:

•Stock selection in Australia was the top contributor to relative performance, led by overweights to outperforming positions in Goodman Group and HMC Capital Limited. These stocks benefited from their data center exposure.

•Stock selection in the U.S. Hotel sector was strong, led by outperformance of Hilton Worldwide Holdings and Marriott International.

•An overweight to the outperforming U.S. Mall sector added value during the year.

Top Detractors:

•Positioning in the U.S. Residential sector was the largest detractor from relative performance. The majority of underperformance was the result of the Portfolio having an underweight allocation to this outperforming sector.

•Stock selection in the U.S. Industrial sector was a drag on relative performance. While the Portfolio benefited from an underweight to this underperforming sector, stock selection hurt performance. Positions in Rexford Industrial and Americold Realty Trust underperformed the market.

•An underweight to the outperforming U.S. Office sector detracted from relative performance. The Portfolio is underweight this sector on fundamental concerns.

Portfolio Performance

	Class A $13,945	Russell 3000 Index $32,604	FTSE EPRA /NAREIT Developed Index $12,467
12/2014	$10,000	$10,000	$10,000
12/2015	$9,877	$10,048	$9,921
12/2016	$9,991	$11,327	$10,324
12/2017	$11,088	$13,721	$11,394
12/2018	$10,161	$13,002	$10,752
12/2019	$12,711	$17,035	$13,107
12/2020	$12,104	$20,593	$11,923
12/2021	$16,304	$25,877	$15,033
12/2022	$12,275	$20,907	$11,262
12/2023	$13,854	$26,334	$12,351
12/2024	$13,945	$32,604	$12,467

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class A	0.66%	1.87%	3.38%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE EPRA /NAREIT Developed Index	0.94%	(1.00%)	2.23%

Key Fund Statistics

Total Net Assets	$852,517,186
# of Portfolio Investments	112
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$5,623,114

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Equinix, Inc.	9.5
Simon Property Group, Inc.	7.2
Realty Income Corp.	6.6
Public Storage	3.4
Welltower, Inc.	3.3
Extra Space Storage, Inc.	2.9
CubeSmart	2.3
Goodman Group	2.2
Brixmor Property Group, Inc.	2.0
Rexford Industrial Realty, Inc.	1.9

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.5
Office REITs	2.6
Hotel & Resort REITs	3.8
Diversified REITs	5.5
Health Care REITs	6.2
Real Estate Management & Development	7.8
Residential REITs	8.8
Industrial REITs	11.3
Specialized REITs	22.5
Retail REITs	28.3

Top 10 Countries

Value	Value
Sweden	0.7
Canada	1.4
Germany	2.3
France	3.6
Singapore	3.6
Hong Kong	3.7
United Kingdom	4.5
Australia	5.5
Japan	8.2
United States	64.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$90	0.90%

Management Discussion of Portfolio Performance

Global real estate stocks finished 2024 with a modestly positive total return as performance was tempered by a difficult fourth quarter and a strengthening U.S. dollar. Real estate investment trusts rallied in the third quarter following the U.S. Federal Reserve Bank's (the "Fed") first rate cut in 4 years but retraced most of the rally as investors turned cautious following the Fed’s meeting in December as it indicated fewer cuts in 2025 may be expected based on a healthy U.S. economy, moderating inflation and a relatively strong labor market. Meanwhile, the economic landscape outside the U.S. remained less robust, and markets discounted the impact of potential U.S. trade tariffs towards Europe and China. Central banks in Europe continued to ease rates in an effort to stimulate growth. In the Asia-Pacific region, the Chinese government introduced several measures to support property markets. While markets traded primarily on macro news during the year, underlying property fundamentals remained positive.

Top Contributors:

•Stock selection in Australia was the top contributor to relative performance, led by overweights to outperforming positions in Goodman Group and HMC Capital Limited. These stocks benefited from their data center exposure.

•Stock selection in the U.S. Hotel sector was strong, led by outperformance of Hilton Worldwide Holdings and Marriott International.

•An overweight to the outperforming U.S. Mall sector added value during the year.

Top Detractors:

•Positioning in the U.S. Residential sector was the largest detractor from relative performance. The majority of underperformance was the result of the Portfolio having an underweight allocation to this outperforming sector.

•Stock selection in the U.S. Industrial sector was a drag on relative performance. While the Portfolio benefited from an underweight to this underperforming sector, stock selection hurt performance. Positions in Rexford Industrial and Americold Realty Trust underperformed the market.

•An underweight to the outperforming U.S. Office sector detracted from relative performance. The Portfolio is underweight this sector on fundamental concerns.

Portfolio Performance

	Class B $13,612	Russell 3000 Index $32,604	FTSE EPRA /NAREIT Developed Index $12,467
12/2014	$10,000	$10,000	$10,000
12/2015	$9,860	$10,048	$9,921
12/2016	$9,946	$11,327	$10,324
12/2017	$11,015	$13,721	$11,394
12/2018	$10,062	$13,002	$10,752
12/2019	$12,559	$17,035	$13,107
12/2020	$11,929	$20,593	$11,923
12/2021	$16,035	$25,877	$15,033
12/2022	$12,027	$20,907	$11,262
12/2023	$13,558	$26,334	$12,351
12/2024	$13,612	$32,604	$12,467

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class B	0.40%	1.62%	3.13%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE EPRA /NAREIT Developed Index	0.94%	(1.00%)	2.23%

Key Fund Statistics

Total Net Assets	$852,517,186
# of Portfolio Investments	112
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$5,623,114

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Equinix, Inc.	9.5
Simon Property Group, Inc.	7.2
Realty Income Corp.	6.6
Public Storage	3.4
Welltower, Inc.	3.3
Extra Space Storage, Inc.	2.9
CubeSmart	2.3
Goodman Group	2.2
Brixmor Property Group, Inc.	2.0
Rexford Industrial Realty, Inc.	1.9

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.5
Office REITs	2.6
Hotel & Resort REITs	3.8
Diversified REITs	5.5
Health Care REITs	6.2
Real Estate Management & Development	7.8
Residential REITs	8.8
Industrial REITs	11.3
Specialized REITs	22.5
Retail REITs	28.3

Top 10 Countries

Value	Value
Sweden	0.7
Canada	1.4
Germany	2.3
France	3.6
Singapore	3.6
Hong Kong	3.7
United Kingdom	4.5
Australia	5.5
Japan	8.2
United States	64.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$80	0.80%

Management Discussion of Portfolio Performance

Global real estate stocks finished 2024 with a modestly positive total return as performance was tempered by a difficult fourth quarter and a strengthening U.S. dollar. Real estate investment trusts rallied in the third quarter following the U.S. Federal Reserve Bank's (the "Fed") first rate cut in 4 years but retraced most of the rally as investors turned cautious following the Fed’s meeting in December as it indicated fewer cuts in 2025 may be expected based on a healthy U.S. economy, moderating inflation and a relatively strong labor market. Meanwhile, the economic landscape outside the U.S. remained less robust, and markets discounted the impact of potential U.S. trade tariffs towards Europe and China. Central banks in Europe continued to ease rates in an effort to stimulate growth. In the Asia-Pacific region, the Chinese government introduced several measures to support property markets. While markets traded primarily on macro news during the year, underlying property fundamentals remained positive.

Top Contributors:

•Stock selection in Australia was the top contributor to relative performance, led by overweights to outperforming positions in Goodman Group and HMC Capital Limited. These stocks benefited from their data center exposure.

•Stock selection in the U.S. Hotel sector was strong, led by outperformance of Hilton Worldwide Holdings and Marriott International.

•An overweight to the outperforming U.S. Mall sector added value during the year.

Top Detractors:

•Positioning in the U.S. Residential sector was the largest detractor from relative performance. The majority of underperformance was the result of the Portfolio having an underweight allocation to this outperforming sector.

•Stock selection in the U.S. Industrial sector was a drag on relative performance. While the Portfolio benefited from an underweight to this underperforming sector, stock selection hurt performance. Positions in Rexford Industrial and Americold Realty Trust underperformed the market.

•An underweight to the outperforming U.S. Office sector detracted from relative performance. The Portfolio is underweight this sector on fundamental concerns.

Portfolio Performance

	Class E $13,745	Russell 3000 Index $32,604	FTSE EPRA /NAREIT Developed Index $12,467
12/2014	$10,000	$10,000	$10,000
12/2015	$9,870	$10,048	$9,921
12/2016	$9,958	$11,327	$10,324
12/2017	$11,044	$13,721	$11,394
12/2018	$10,095	$13,002	$10,752
12/2019	$12,623	$17,035	$13,107
12/2020	$11,996	$20,593	$11,923
12/2021	$16,143	$25,877	$15,033
12/2022	$12,125	$20,907	$11,262
12/2023	$13,676	$26,334	$12,351
12/2024	$13,745	$32,604	$12,467

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class E	0.50%	1.72%	3.23%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE EPRA /NAREIT Developed Index	0.94%	(1.00%)	2.23%

Key Fund Statistics

Total Net Assets	$852,517,186
# of Portfolio Investments	112
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$5,623,114

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Equinix, Inc.	9.5
Simon Property Group, Inc.	7.2
Realty Income Corp.	6.6
Public Storage	3.4
Welltower, Inc.	3.3
Extra Space Storage, Inc.	2.9
CubeSmart	2.3
Goodman Group	2.2
Brixmor Property Group, Inc.	2.0
Rexford Industrial Realty, Inc.	1.9

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.5
Office REITs	2.6
Hotel & Resort REITs	3.8
Diversified REITs	5.5
Health Care REITs	6.2
Real Estate Management & Development	7.8
Residential REITs	8.8
Industrial REITs	11.3
Specialized REITs	22.5
Retail REITs	28.3

Top 10 Countries

Value	Value
Sweden	0.7
Canada	1.4
Germany	2.3
France	3.6
Singapore	3.6
Hong Kong	3.7
United Kingdom	4.5
Australia	5.5
Japan	8.2
United States	64.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.72%

Management Discussion of Portfolio Performance

International equities finished higher in 2024 with 5 of 11 sectors posting positive returns. By sector, Financials and Industrials were top contributors to market returns while Materials, Energy, and Consumer Staples were top detractors. By country, Japan and the United Kingdom (“U.K.”) were top contributors to market performance while France and Denmark were top detractors. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. Country weightings and stock selection detracted from the Portfolio's relative performance during the period, while sector weightings contributed.

Top Contributors:

•Sector weightings contributed to the Portfolio's performance. Stock selection in Consumer Staples and an underweight allocation to the Energy sector produced the strongest relative results.

•On a country basis, stock selection in Denmark and Italy contributed the most to relative performance.

•Positions in Intesa Sanpaolo (Italy), Prosus (Netherlands), and Lloyds Banking Group (U.K.) were the biggest contributors to the Portfolio's returns for the year.

Top Detractors:

•On a sector basis, stock selection detracted from the Portfolio's relative performance. Stock selection in the Financials and Consumer Discretionary sectors detracted the most from relative performance.

•On a country basis, country weightings and stock selection detracted from the Portfolio's relative performance. Stock selection in Germany and France were the largest detractors.

•Bayer (Germany), Kering (France), and Edenred (France) detracted the most from the Portfolio's return for the year.

Portfolio Performance

	Class A $14,153	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,569	$9,919
12/2016	$10,375	$10,018
12/2017	$13,569	$12,526
12/2018	$10,349	$10,798
12/2019	$12,919	$13,176
12/2020	$13,612	$14,205
12/2021	$14,791	$15,805
12/2022	$12,457	$13,521
12/2023	$14,856	$15,987
12/2024	$14,153	$16,598

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class A	(4.73%)	1.84%	3.53%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics

Total Net Assets	$1,987,416,303
# of Portfolio Investments	84
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$14,931,294

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

BNP Paribas SA	3.8
CNH Industrial NV	3.3
Kering SA	3.3
Continental AG	3.2
Bayer AG	3.2
Bayerische Motoren Werke AG	2.8
Edenred SE	2.8
Fresenius Medical Care AG	2.6
Airbus SE	2.3
Mercedes-Benz Group AG	2.3

Top Sectors

Value	Value
Communication Services	4.3
Materials	4.4
Information Technology	5.1
Consumer Staples	7.5
Health Care	13.2
Financials	19.3
Consumer Discretionary	21.5
Industrials	21.5

Top 10 Countries

Value	Value
South Korea	2.6
China	2.7
Italy	2.9
Sweden	3.5
Netherlands	4.2
Switzerland	4.6
United States	5.2
United Kingdom	12.5
France	18.9
Germany	25.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$95	0.97%

Management Discussion of Portfolio Performance

International equities finished higher in 2024 with 5 of 11 sectors posting positive returns. By sector, Financials and Industrials were top contributors to market returns while Materials, Energy, and Consumer Staples were top detractors. By country, Japan and the United Kingdom (“U.K.”) were top contributors to market performance while France and Denmark were top detractors. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. Country weightings and stock selection detracted from the Portfolio's relative performance during the period, while sector weightings contributed.

Top Contributors:

•Sector weightings contributed to the Portfolio's performance. Stock selection in Consumer Staples and an underweight allocation to the Energy sector produced the strongest relative results.

•On a country basis, stock selection in Denmark and Italy contributed the most to relative performance.

•Positions in Intesa Sanpaolo (Italy), Prosus (Netherlands), and Lloyds Banking Group (U.K.) were the biggest contributors to the Portfolio's returns for the year.

Top Detractors:

•On a sector basis, stock selection detracted from the Portfolio's relative performance. Stock selection in the Financials and Consumer Discretionary sectors detracted the most from relative performance.

•On a country basis, country weightings and stock selection detracted from the Portfolio's relative performance. Stock selection in Germany and France were the largest detractors.

•Bayer (Germany), Kering (France), and Edenred (France) detracted the most from the Portfolio's return for the year.

Portfolio Performance

	Class B $13,805	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,548	$9,919
12/2016	$10,329	$10,018
12/2017	$13,471	$12,526
12/2018	$10,242	$10,798
12/2019	$12,753	$13,176
12/2020	$13,406	$14,205
12/2021	$14,538	$15,805
12/2022	$12,212	$13,521
12/2023	$14,526	$15,987
12/2024	$13,805	$16,598

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class B	(4.96%)	1.60%	3.28%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics

Total Net Assets	$1,987,416,303
# of Portfolio Investments	84
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$14,931,294

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

BNP Paribas SA	3.8
CNH Industrial NV	3.3
Kering SA	3.3
Continental AG	3.2
Bayer AG	3.2
Bayerische Motoren Werke AG	2.8
Edenred SE	2.8
Fresenius Medical Care AG	2.6
Airbus SE	2.3
Mercedes-Benz Group AG	2.3

Top Sectors

Value	Value
Communication Services	4.3
Materials	4.4
Information Technology	5.1
Consumer Staples	7.5
Health Care	13.2
Financials	19.3
Consumer Discretionary	21.5
Industrials	21.5

Top 10 Countries

Value	Value
South Korea	2.6
China	2.7
Italy	2.9
Sweden	3.5
Netherlands	4.2
Switzerland	4.6
United States	5.2
United Kingdom	12.5
France	18.9
Germany	25.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$85	0.87%

Management Discussion of Portfolio Performance

International equities finished higher in 2024 with 5 of 11 sectors posting positive returns. By sector, Financials and Industrials were top contributors to market returns while Materials, Energy, and Consumer Staples were top detractors. By country, Japan and the United Kingdom (“U.K.”) were top contributors to market performance while France and Denmark were top detractors. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. Country weightings and stock selection detracted from the Portfolio's relative performance during the period, while sector weightings contributed.

Top Contributors:

•Sector weightings contributed to the Portfolio's performance. Stock selection in Consumer Staples and an underweight allocation to the Energy sector produced the strongest relative results.

•On a country basis, stock selection in Denmark and Italy contributed the most to relative performance.

•Positions in Intesa Sanpaolo (Italy), Prosus (Netherlands), and Lloyds Banking Group (U.K.) were the biggest contributors to the Portfolio's returns for the year.

Top Detractors:

•On a sector basis, stock selection detracted from the Portfolio's relative performance. Stock selection in the Financials and Consumer Discretionary sectors detracted the most from relative performance.

•On a country basis, country weightings and stock selection detracted from the Portfolio's relative performance. Stock selection in Germany and France were the largest detractors.

•Bayer (Germany), Kering (France), and Edenred (France) detracted the most from the Portfolio's return for the year.

Portfolio Performance

	Class E $13,930	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,555	$9,919
12/2016	$10,349	$10,018
12/2017	$13,507	$12,526
12/2018	$10,284	$10,798
12/2019	$12,814	$13,176
12/2020	$13,485	$14,205
12/2021	$14,635	$15,805
12/2022	$12,304	$13,521
12/2023	$14,648	$15,987
12/2024	$13,930	$16,598

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class E	(4.90%)	1.68%	3.37%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics

Total Net Assets	$1,987,416,303
# of Portfolio Investments	84
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$14,931,294

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

BNP Paribas SA	3.8
CNH Industrial NV	3.3
Kering SA	3.3
Continental AG	3.2
Bayer AG	3.2
Bayerische Motoren Werke AG	2.8
Edenred SE	2.8
Fresenius Medical Care AG	2.6
Airbus SE	2.3
Mercedes-Benz Group AG	2.3

Top Sectors

Value	Value
Communication Services	4.3
Materials	4.4
Information Technology	5.1
Consumer Staples	7.5
Health Care	13.2
Financials	19.3
Consumer Discretionary	21.5
Industrials	21.5

Top 10 Countries

Value	Value
South Korea	2.6
China	2.7
Italy	2.9
Sweden	3.5
Netherlands	4.2
Switzerland	4.6
United States	5.2
United Kingdom	12.5
France	18.9
Germany	25.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$95	0.93%

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the Dow Jones Moderate Portfolio Index, during the year ended December 31, 2024. Underperformance was primarily driven by the Portfolio's structural underweight to equities, particularly U.S. equities. The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further interest rate cuts.

Top Contributors:

•Strategic exposure to global equities was the top contributor to Portfolio performance with all six equity markets posting gains. U.S. equities contributed the most to performance, followed by Japanese equities. U.S. equities continued to benefit from enthusiasm around artificial intelligence prospects, while Japanese equities benefited from a weakening yen.

•Tactical positioning contributed to performance as gains from positioning in equities and commodities outweighed losses from positioning across global government bonds.

Top Detractors:

•Strategic exposure to global government bonds detracted from Portfolio results in aggregate, with losses from Australian, Canadian, German, Japanese, U.K. and U.S. bonds. Central bank policy was the primary driver of performance due to inflation risks causing yields to rise on longer-term bonds.

•Strategic exposure to commodities detracted from results in aggregate as gains in precious metals were outweighed by losses in agriculture, energy and industrial metals.

Portfolio Performance

	Class B $14,872	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,580	$9,764	$9,685	$9,879
12/2016	$10,702	$10,531	$9,887	$10,636
12/2017	$11,772	$13,056	$10,618	$12,247
12/2018	$11,015	$11,827	$10,490	$11,609
12/2019	$12,698	$14,973	$11,208	$13,769
12/2020	$13,985	$17,406	$12,238	$15,454
12/2021	$15,340	$20,633	$11,662	$16,907
12/2022	$13,436	$16,844	$9,767	$14,376
12/2023	$14,301	$20,584	$10,326	$16,202
12/2024	$14,872	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Portfolio - Class B	4.00%	3.21%	4.05%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$732,802,712
# of Portfolio Investments	88
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$6,705,228

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Asset Allocation

Value	Value
U.S. Large Cap Equities	3.8
U.S. Small Cap Equities	5.6
Emerging Market Equities	6.7
International Developed Market Equities	22.3
Commodities	28.2
Global Developed Bonds	59.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Comstock Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.56%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 1000 Value Index, during the period ended December 31, 2024. Outperformance was primarily driven by stock selection in the Communication Services, Industrials and Materials sectors, while relative returns were partially offset by stock selection in the Health Care, Information Technology ("IT"), and Consumer Staples sectors. U.S. equity indices experienced strong returns, as the U.S. economy remained resilient during the period. Economic data suggested that the Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. Driven by investor demand for companies focusing on artificial intelligence, the Communication Services and Information Technology sectors had strong returns, while the Materials and Health Care sectors lagged.

Top Contributors:

•In the Communication Services sector, favorable performance came from Meta Platforms and Alphabet. Alphabet had substantial revenue growth in advertising and cloud services during the year.

•In the Industrials sector, performance was mainly driven by stock selection in building products and electrical equipment. Johnson Controls International, Eaton, and Emerson Electric were key contributors to relative returns.

Top Detractors:

•Some of the largest detractors within the Health Care sector were in the managed health care and health care services segments. CVS Health underperformed due to high medical costs and high utilization in its health benefits segment. Elevance Health, had higher-than-expected costs in its health benefits segment and expenses driven by its investments in growth.

•Within the IT sector, stock selection in IT services company, DXC Technology, and within semiconductors, Intel and NXP Semiconductors (China) were key detractors.

Portfolio Performance

	Class A $25,160	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,427	$10,048	$9,617
12/2016	$11,090	$11,327	$11,285
12/2017	$13,117	$13,721	$12,827
12/2018	$11,555	$13,002	$11,767
12/2019	$14,474	$17,035	$14,890
12/2020	$14,434	$20,593	$15,306
12/2021	$19,266	$25,877	$19,157
12/2022	$19,435	$20,907	$17,713
12/2023	$21,868	$26,334	$19,743
12/2024	$25,160	$32,604	$22,580

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Comstock Portfolio - Class A	15.06%	11.69%	9.67%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Key Fund Statistics

Total Net Assets	$1,880,782,447
# of Portfolio Investments	85
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$10,361,614

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.3
Wells Fargo & Co.	3.2
Microsoft Corp.	2.8
Alphabet, Inc.	2.4
Cisco Systems, Inc.	2.3
Meta Platforms, Inc.	2.1
State Street Corp.	2.0
Johnson Controls International PLC	2.0
FedEx Corp.	1.9
Chevron Corp.	1.9

Top 10 Sectors

Value	Value
Utilities	2.8
Materials	3.2
Consumer Discretionary	4.0
Communication Services	9.0
Energy	9.4
Consumer Staples	9.9
Information Technology	10.9
Industrials	11.9
Health Care	16.0
Financials	20.4

Top Countries

Value	Value
Netherlands	0.1
Belgium	0.8
China	1.3
Canada	1.7
United Kingdom	2.8
United States	91.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Comstock Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$87	0.81%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 1000 Value Index, during the period ended December 31, 2024. Outperformance was primarily driven by stock selection in the Communication Services, Industrials and Materials sectors, while relative returns were partially offset by stock selection in the Health Care, Information Technology ("IT"), and Consumer Staples sectors. U.S. equity indices experienced strong returns, as the U.S. economy remained resilient during the period. Economic data suggested that the Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. Driven by investor demand for companies focusing on artificial intelligence, the Communication Services and Information Technology sectors had strong returns, while the Materials and Health Care sectors lagged.

Top Contributors:

•In the Communication Services sector, favorable performance came from Meta Platforms and Alphabet. Alphabet had substantial revenue growth in advertising and cloud services during the year.

•In the Industrials sector, performance was mainly driven by stock selection in building products and electrical equipment. Johnson Controls International, Eaton, and Emerson Electric were key contributors to relative returns.

Top Detractors:

•Some of the largest detractors within the Health Care sector were in the managed health care and health care services segments. CVS Health underperformed due to high medical costs and high utilization in its health benefits segment. Elevance Health, had higher-than-expected costs in its health benefits segment and expenses driven by its investments in growth.

•Within the IT sector, stock selection in IT services company, DXC Technology, and within semiconductors, Intel and NXP Semiconductors (China) were key detractors.

Portfolio Performance

	Class B $24,530	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,403	$10,048	$9,617
12/2016	$11,029	$11,327	$11,285
12/2017	$13,017	$13,721	$12,827
12/2018	$11,435	$13,002	$11,767
12/2019	$14,288	$17,035	$14,890
12/2020	$14,216	$20,593	$15,306
12/2021	$18,934	$25,877	$19,157
12/2022	$19,055	$20,907	$17,713
12/2023	$21,381	$26,334	$19,743
12/2024	$24,530	$32,604	$22,580

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Comstock Portfolio - Class B	14.73%	11.42%	9.39%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Key Fund Statistics

Total Net Assets	$1,880,782,447
# of Portfolio Investments	85
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$10,361,614

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.3
Wells Fargo & Co.	3.2
Microsoft Corp.	2.8
Alphabet, Inc.	2.4
Cisco Systems, Inc.	2.3
Meta Platforms, Inc.	2.1
State Street Corp.	2.0
Johnson Controls International PLC	2.0
FedEx Corp.	1.9
Chevron Corp.	1.9

Top 10 Sectors

Value	Value
Utilities	2.8
Materials	3.2
Consumer Discretionary	4.0
Communication Services	9.0
Energy	9.4
Consumer Staples	9.9
Information Technology	10.9
Industrials	11.9
Health Care	16.0
Financials	20.4

Top Countries

Value	Value
Netherlands	0.1
Belgium	0.8
China	1.3
Canada	1.7
United Kingdom	2.8
United States	91.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.57%

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the MSCI All Country World Growth Index, during the twelve-month period ended December 31, 2024. Underperformance was primarily driven by stock selection in the Information Technology, Consumer Discretionary, and Healthcare sectors. Global equity markets rose strongly during the year, with U.S. megacap stocks driving the gains, fueled by enthusiasm for artificial intelligence-related investments. The interest rate cycle turn in the third quarter caused high-quality segments of the market to underperform in the second half of the year. Emerging Markets outperformed Developed Markets, as news of Chinese fiscal stimulus improved sentiment.

Top Contributors:

•An overweight to Meta Platforms contributed to performance. Meta continues to lead in social media advertising with strong user growth, engagement, and monetization. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.

•An overweight to Alphabet Inc. contributed to performance. Alphabet reported strong results in its Google search, cloud business, and YouTube advertising, in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases.

Top Detractors:

•An overweight to Adobe detracted from performance. Adobe is a leader in digital creative and marketing tools and successfully transitioned to a thriving cloud platform. However, the stock fell after lower-than-expected revenue guidance during the year raised concerns about 2025 growth.

•An overweight to LVMH detracted from performance. LVMH is a leading luxury company with brands like Louis Vuitton and Sephora. During the year, the company delivered disappointing earnings results due to a slowdown in luxury goods demand, particularly in China.

•An overweight to Atlas Copco detracted from performance. Atlas Copco is a leading Swedish industrial company. They delivered mixed earnings results throughout the year, due to weak performance in its air compressor business, but strong performance in its vacuum pump business, driven by semiconductor industry demand.

Portfolio Performance

	Class A $26,166	MSCI All Country World Index $24,183	MSCI All Country World Growth Index $30,726
12/2014	$10,000	$10,000	$10,000
12/2015	$10,410	$9,764	$10,155
12/2016	$10,458	$10,531	$10,487
12/2017	$14,339	$13,056	$13,633
12/2018	$12,481	$11,827	$12,525
12/2019	$16,463	$14,973	$16,623
12/2020	$21,059	$17,406	$22,208
12/2021	$24,377	$20,633	$26,006
12/2022	$16,650	$16,844	$18,566
12/2023	$22,475	$20,584	$24,734
12/2024	$26,166	$24,183	$30,726

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class A	16.42%	9.71%	10.10%
MSCI All Country World Index	17.49%	10.06%	9.23%
MSCI All Country World Growth Index	24.23%	13.07%	11.88%

Key Fund Statistics

Total Net Assets	$1,119,577,310
# of Portfolio Investments	61
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$6,139,555

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.9
DLF Ltd.	4.6
S&P Global, Inc.	4.3
Analog Devices, Inc.	3.9
SAP SE	3.9
NVIDIA Corp.	3.7
Marvell Technology, Inc.	3.6
Visa, Inc.	2.9
Intuit, Inc.	2.9

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.6
Industrials	9.2
Consumer Discretionary	10.5
Financials	10.6
Health Care	10.9
Communication Services	23.1
Information Technology	30.5

Top 10 Countries

Value	Value
Spain	1.3
Denmark	1.5
Netherlands	1.6
China	3.1
Japan	4.2
Sweden	4.3
Germany	4.5
France	6.4
India	6.7
United States	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$89	0.82%

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the MSCI All Country World Growth Index, during the twelve-month period ended December 31, 2024. Underperformance was primarily driven by stock selection in the Information Technology, Consumer Discretionary, and Healthcare sectors. Global equity markets rose strongly during the year, with U.S. megacap stocks driving the gains, fueled by enthusiasm for artificial intelligence-related investments. The interest rate cycle turn in the third quarter caused high-quality segments of the market to underperform in the second half of the year. Emerging Markets outperformed Developed Markets, as news of Chinese fiscal stimulus improved sentiment.

Top Contributors:

•An overweight to Meta Platforms contributed to performance. Meta continues to lead in social media advertising with strong user growth, engagement, and monetization. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.

•An overweight to Alphabet Inc. contributed to performance. Alphabet reported strong results in its Google search, cloud business, and YouTube advertising, in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases.

Top Detractors:

•An overweight to Adobe detracted from performance. Adobe is a leader in digital creative and marketing tools and successfully transitioned to a thriving cloud platform. However, the stock fell after lower-than-expected revenue guidance during the year raised concerns about 2025 growth.

•An overweight to LVMH detracted from performance. LVMH is a leading luxury company with brands like Louis Vuitton and Sephora. During the year, the company delivered disappointing earnings results due to a slowdown in luxury goods demand, particularly in China.

•An overweight to Atlas Copco detracted from performance. Atlas Copco is a leading Swedish industrial company. They delivered mixed earnings results throughout the year, due to weak performance in its air compressor business, but strong performance in its vacuum pump business, driven by semiconductor industry demand.

Portfolio Performance

	Class B $25,522	MSCI All Country World Index $24,183	MSCI All Country World Growth Index $30,726
12/2014	$10,000	$10,000	$10,000
12/2015	$10,386	$9,764	$10,155
12/2016	$10,407	$10,531	$10,487
12/2017	$14,230	$13,056	$13,633
12/2018	$12,359	$11,827	$12,525
12/2019	$16,261	$14,973	$16,623
12/2020	$20,746	$17,406	$22,208
12/2021	$23,955	$20,633	$26,006
12/2022	$16,327	$16,844	$18,566
12/2023	$21,973	$20,584	$24,734
12/2024	$25,522	$24,183	$30,726

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class B	16.15%	9.43%	9.82%
MSCI All Country World Index	17.49%	10.06%	9.23%
MSCI All Country World Growth Index	24.23%	13.07%	11.88%

Key Fund Statistics

Total Net Assets	$1,119,577,310
# of Portfolio Investments	61
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$6,139,555

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.9
DLF Ltd.	4.6
S&P Global, Inc.	4.3
Analog Devices, Inc.	3.9
SAP SE	3.9
NVIDIA Corp.	3.7
Marvell Technology, Inc.	3.6
Visa, Inc.	2.9
Intuit, Inc.	2.9

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.6
Industrials	9.2
Consumer Discretionary	10.5
Financials	10.6
Health Care	10.9
Communication Services	23.1
Information Technology	30.5

Top 10 Countries

Value	Value
Spain	1.3
Denmark	1.5
Netherlands	1.6
China	3.1
Japan	4.2
Sweden	4.3
Germany	4.5
France	6.4
India	6.7
United States	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$78	0.72%

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the MSCI All Country World Growth Index, during the twelve-month period ended December 31, 2024. Underperformance was primarily driven by stock selection in the Information Technology, Consumer Discretionary, and Healthcare sectors. Global equity markets rose strongly during the year, with U.S. megacap stocks driving the gains, fueled by enthusiasm for artificial intelligence-related investments. The interest rate cycle turn in the third quarter caused high-quality segments of the market to underperform in the second half of the year. Emerging Markets outperformed Developed Markets, as news of Chinese fiscal stimulus improved sentiment.

Top Contributors:

•An overweight to Meta Platforms contributed to performance. Meta continues to lead in social media advertising with strong user growth, engagement, and monetization. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.

•An overweight to Alphabet Inc. contributed to performance. Alphabet reported strong results in its Google search, cloud business, and YouTube advertising, in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases.

Top Detractors:

•An overweight to Adobe detracted from performance. Adobe is a leader in digital creative and marketing tools and successfully transitioned to a thriving cloud platform. However, the stock fell after lower-than-expected revenue guidance during the year raised concerns about 2025 growth.

•An overweight to LVMH detracted from performance. LVMH is a leading luxury company with brands like Louis Vuitton and Sephora. During the year, the company delivered disappointing earnings results due to a slowdown in luxury goods demand, particularly in China.

•An overweight to Atlas Copco detracted from performance. Atlas Copco is a leading Swedish industrial company. They delivered mixed earnings results throughout the year, due to weak performance in its air compressor business, but strong performance in its vacuum pump business, driven by semiconductor industry demand.

Portfolio Performance

	Class E $25,776	MSCI All Country World Index $24,183	MSCI All Country World Growth Index $30,726
12/2014	$10,000	$10,000	$10,000
12/2015	$10,394	$9,764	$10,155
12/2016	$10,426	$10,531	$10,487
12/2017	$14,274	$13,056	$13,633
12/2018	$12,408	$11,827	$12,525
12/2019	$16,342	$14,973	$16,623
12/2020	$20,868	$17,406	$22,208
12/2021	$24,125	$20,633	$26,006
12/2022	$16,456	$16,844	$18,566
12/2023	$22,171	$20,584	$24,734
12/2024	$25,776	$24,183	$30,726

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class E	16.26%	9.54%	9.93%
MSCI All Country World Index	17.49%	10.06%	9.23%
MSCI All Country World Growth Index	24.23%	13.07%	11.88%

Key Fund Statistics

Total Net Assets	$1,119,577,310
# of Portfolio Investments	61
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$6,139,555

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.9
DLF Ltd.	4.6
S&P Global, Inc.	4.3
Analog Devices, Inc.	3.9
SAP SE	3.9
NVIDIA Corp.	3.7
Marvell Technology, Inc.	3.6
Visa, Inc.	2.9
Intuit, Inc.	2.9

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.6
Industrials	9.2
Consumer Discretionary	10.5
Financials	10.6
Health Care	10.9
Communication Services	23.1
Information Technology	30.5

Top 10 Countries

Value	Value
Spain	1.3
Denmark	1.5
Netherlands	1.6
China	3.1
Japan	4.2
Sweden	4.3
Germany	4.5
France	6.4
India	6.7
United States	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.81%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Growth Index, over the twelve-month period ended December 31, 2024. The outperformance was primarily driven by strong security selection in the Healthcare, Consumer Discretionary, Utilities, Financials, and Energy sectors. An underweight to the Healthcare sector and an overweight to the Information Technology ("IT") sector was also beneficial. These results were partially offset by weaker security selection in the IT, Consumer Staples, Industrials and Real Estate sectors. U.S. Small Cap equities saw improved performance in the back half of the year, as the U.S. Federal Reserve Board began easing monetary policy. Small-cap IT stocks experienced robust growth, driven by advancements in artificial intelligence ("AI") and increased demand for cloud-based solutions.

Top Contributors:

•Out of benchmark positions in Astera Labs Inc. and Natera Inc. were the largest individual contributors to performance.

•Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the AI and cloud sectors.

•Natera makes genetic diagnostics and monitoring tests for oncology, organ health, and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business.

Top Detractors:

•Stock selection in the IT sector detracted during 2024, largely due to not owning Super Micro Computer, which rallied on AI headlines, and not owning MicroStrategy, which rallied due to its large holding in Bitcoin. Both names were large positions in the benchmark.

•Not owning Sprouts Farmers Market Inc. detracted from relative performance.

•An out of benchmark position in Viking Therapeutics Inc. detracted from relative performance.

•An underweight position in Credo Technology Group Holding Ltd. detracted from relative performance.

Portfolio Performance

	Class A $22,540	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$9,858	$10,048	$9,862
12/2016	$11,014	$11,327	$10,978
12/2017	$13,834	$13,721	$13,411
12/2018	$12,620	$13,002	$12,163
12/2019	$15,730	$17,035	$15,628
12/2020	$24,733	$20,593	$21,040
12/2021	$26,495	$25,877	$21,636
12/2022	$17,211	$20,907	$15,933
12/2023	$19,333	$26,334	$18,906
12/2024	$22,540	$32,604	$21,772

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class A	16.59%	7.46%	8.47%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

Key Fund Statistics

Total Net Assets	$858,648,152
# of Portfolio Investments	130
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$7,078,993

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Astera Labs, Inc.	1.9
Q2 Holdings, Inc.	1.5
AAON, Inc.	1.5
Coherent Corp.	1.4
Jefferies Financial Group, Inc.	1.4
TMX Group Ltd.	1.4
Glaukos Corp.	1.3
Pegasystems, Inc.	1.3
Talen Energy Corp.	1.3
Clean Harbors, Inc.	1.3

Top 10 Sectors

Value	Value
Real Estate	1.3
Utilities	1.3
Energy	2.5
Materials	4.0
Consumer Staples	4.0
Financials	8.6
Consumer Discretionary	12.1
Industrials	18.7
Health Care	19.5
Information Technology	25.8

Top Countries

Value	Value
Thailand	0.5
Denmark	0.7
Israel	0.7
United Kingdom	0.9
Canada	3.8
United States	91.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$115	1.06%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Growth Index, over the twelve-month period ended December 31, 2024. The outperformance was primarily driven by strong security selection in the Healthcare, Consumer Discretionary, Utilities, Financials, and Energy sectors. An underweight to the Healthcare sector and an overweight to the Information Technology ("IT") sector was also beneficial. These results were partially offset by weaker security selection in the IT, Consumer Staples, Industrials and Real Estate sectors. U.S. Small Cap equities saw improved performance in the back half of the year, as the U.S. Federal Reserve Board began easing monetary policy. Small-cap IT stocks experienced robust growth, driven by advancements in artificial intelligence ("AI") and increased demand for cloud-based solutions.

Top Contributors:

•Out of benchmark positions in Astera Labs Inc. and Natera Inc. were the largest individual contributors to performance.

•Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the AI and cloud sectors.

•Natera makes genetic diagnostics and monitoring tests for oncology, organ health, and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business.

Top Detractors:

•Stock selection in the IT sector detracted during 2024, largely due to not owning Super Micro Computer, which rallied on AI headlines, and not owning MicroStrategy, which rallied due to its large holding in Bitcoin. Both names were large positions in the benchmark.

•Not owning Sprouts Farmers Market Inc. detracted from relative performance.

•An out of benchmark position in Viking Therapeutics Inc. detracted from relative performance.

•An underweight position in Credo Technology Group Holding Ltd. detracted from relative performance.

Portfolio Performance

	Class B $21,982	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$9,829	$10,048	$9,862
12/2016	$10,953	$11,327	$10,978
12/2017	$13,727	$13,721	$13,411
12/2018	$12,486	$13,002	$12,163
12/2019	$15,533	$17,035	$15,628
12/2020	$24,350	$20,593	$21,040
12/2021	$26,038	$25,877	$21,636
12/2022	$16,887	$20,907	$15,933
12/2023	$18,896	$26,334	$18,906
12/2024	$21,982	$32,604	$21,772

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class B	16.33%	7.19%	8.20%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

Key Fund Statistics

Total Net Assets	$858,648,152
# of Portfolio Investments	130
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$7,078,993

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Astera Labs, Inc.	1.9
Q2 Holdings, Inc.	1.5
AAON, Inc.	1.5
Coherent Corp.	1.4
Jefferies Financial Group, Inc.	1.4
TMX Group Ltd.	1.4
Glaukos Corp.	1.3
Pegasystems, Inc.	1.3
Talen Energy Corp.	1.3
Clean Harbors, Inc.	1.3

Top 10 Sectors

Value	Value
Real Estate	1.3
Utilities	1.3
Energy	2.5
Materials	4.0
Consumer Staples	4.0
Financials	8.6
Consumer Discretionary	12.1
Industrials	18.7
Health Care	19.5
Information Technology	25.8

Top Countries

Value	Value
Thailand	0.5
Denmark	0.7
Israel	0.7
United Kingdom	0.9
Canada	3.8
United States	91.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$104	0.96%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Growth Index, over the twelve-month period ended December 31, 2024. The outperformance was primarily driven by strong security selection in the Healthcare, Consumer Discretionary, Utilities, Financials, and Energy sectors. An underweight to the Healthcare sector and an overweight to the Information Technology ("IT") sector was also beneficial. These results were partially offset by weaker security selection in the IT, Consumer Staples, Industrials and Real Estate sectors. U.S. Small Cap equities saw improved performance in the back half of the year, as the U.S. Federal Reserve Board began easing monetary policy. Small-cap IT stocks experienced robust growth, driven by advancements in artificial intelligence ("AI") and increased demand for cloud-based solutions.

Top Contributors:

•Out of benchmark positions in Astera Labs Inc. and Natera Inc. were the largest individual contributors to performance.

•Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the AI and cloud sectors.

•Natera makes genetic diagnostics and monitoring tests for oncology, organ health, and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business.

Top Detractors:

•Stock selection in the IT sector detracted during 2024, largely due to not owning Super Micro Computer, which rallied on AI headlines, and not owning MicroStrategy, which rallied due to its large holding in Bitcoin. Both names were large positions in the benchmark.

•Not owning Sprouts Farmers Market Inc. detracted from relative performance.

•An out of benchmark position in Viking Therapeutics Inc. detracted from relative performance.

•An underweight position in Credo Technology Group Holding Ltd. detracted from relative performance.

Portfolio Performance

	Class E $22,208	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$9,840	$10,048	$9,862
12/2016	$10,976	$11,327	$10,978
12/2017	$13,769	$13,721	$13,411
12/2018	$12,537	$13,002	$12,163
12/2019	$15,601	$17,035	$15,628
12/2020	$24,506	$20,593	$21,040
12/2021	$26,224	$25,877	$21,636
12/2022	$17,018	$20,907	$15,933
12/2023	$19,084	$26,334	$18,906
12/2024	$22,208	$32,604	$21,772

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class E	16.37%	7.32%	8.31%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

Key Fund Statistics

Total Net Assets	$858,648,152
# of Portfolio Investments	130
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$7,078,993

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Astera Labs, Inc.	1.9
Q2 Holdings, Inc.	1.5
AAON, Inc.	1.5
Coherent Corp.	1.4
Jefferies Financial Group, Inc.	1.4
TMX Group Ltd.	1.4
Glaukos Corp.	1.3
Pegasystems, Inc.	1.3
Talen Energy Corp.	1.3
Clean Harbors, Inc.	1.3

Top 10 Sectors

Value	Value
Real Estate	1.3
Utilities	1.3
Energy	2.5
Materials	4.0
Consumer Staples	4.0
Financials	8.6
Consumer Discretionary	12.1
Industrials	18.7
Health Care	19.5
Information Technology	25.8

Top Countries

Value	Value
Thailand	0.5
Denmark	0.7
Israel	0.7
United Kingdom	0.9
Canada	3.8
United States	91.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.45%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, over the twelve-month period ended December 31, 2024. The outperformance was largely driven by security selection and sector allocation. Security selection in the Credit sector and an underweight in U.S. Treasuries were the primary reasons for the outperformance. The Portfolio's overweight to securitized sectors also heavily contributed to the outperformance. The non-Agency Mortgage-Backed Securities ("MBS") sector benefited from continued appreciation in housing prices and market technicals. The Commercial Mortgage-Backed Securities ("CMBS") sector was the top performing securitized sector in the Bloomberg U.S. Aggregate Bond Index for the year. CMBS benefited from an increase in risk appetite after the election. The Asset-Backed Securities ("ABS") sector saw heavy issuance over the course of the year.

Top Contributors:

•Security selection within Investment Grade Corporate Bonds was positive, as the Portfolio was underweight in the Industrials sector and overweight in the Financials sector.

•An underweight to U.S. Treasuries was positive as spread sectors broadly outperformed duration-neutral Treasuries.

Top Detractors:

•Although security selection in the Agency MBS subsector was positive, security selection within the Agency CMBS subsector negatively impacted performance during the period.

•Within the ABS sector, the Portfolio's overweight position in Consumer Loans had a negative effect on performance.

Portfolio Performance

	Class A $11,774	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,071	$10,055
12/2016	$10,322	$10,321
12/2017	$10,690	$10,687
12/2018	$10,720	$10,688
12/2019	$11,631	$11,620
12/2020	$12,580	$12,492
12/2021	$12,424	$12,299
12/2022	$10,861	$10,699
12/2023	$11,511	$11,291
12/2024	$11,774	$11,432

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Core Bond Portfolio - Class A	2.28%	0.25%	1.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$1,232,816,473
# of Portfolio Investments	1,057
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,445,859

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.1
U.S. Treasury Bonds	10.8
U.S. Treasury Notes	9.6
Government National Mortgage Association	4.2
U.S. Treasury STRIPS Coupon	3.5
Federal Home Loan Mortgage Corp.	3.1
Federal National Mortgage Association-ACES	2.5
Government National Mortgage Association REMICS	1.5
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.5
Bank of America Corp.	1.1

Asset Allocation

Value	Value
Municipals	0.1
Short-Term Investments	0.1
Foreign Government	0.3
Mortgage-Backed Securities	3.2
Asset-Backed Securities	13.0
Corporate Bonds & Notes	28.1
U.S. Treasury & Government Agencies	54.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$71	0.70%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, over the twelve-month period ended December 31, 2024. The outperformance was largely driven by security selection and sector allocation. Security selection in the Credit sector and an underweight in U.S. Treasuries were the primary reasons for the outperformance. The Portfolio's overweight to securitized sectors also heavily contributed to the outperformance. The non-Agency Mortgage-Backed Securities ("MBS") sector benefited from continued appreciation in housing prices and market technicals. The Commercial Mortgage-Backed Securities ("CMBS") sector was the top performing securitized sector in the Bloomberg U.S. Aggregate Bond Index for the year. CMBS benefited from an increase in risk appetite after the election. The Asset-Backed Securities ("ABS") sector saw heavy issuance over the course of the year.

Top Contributors:

•Security selection within Investment Grade Corporate Bonds was positive, as the Portfolio was underweight in the Industrials sector and overweight in the Financials sector.

•An underweight to U.S. Treasuries was positive as spread sectors broadly outperformed duration-neutral Treasuries.

Top Detractors:

•Although security selection in the Agency MBS subsector was positive, security selection within the Agency CMBS subsector negatively impacted performance during the period.

•Within the ABS sector, the Portfolio's overweight position in Consumer Loans had a negative effect on performance.

Portfolio Performance

	Class B $11,479	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,048	$10,055
12/2016	$10,272	$10,321
12/2017	$10,612	$10,687
12/2018	$10,615	$10,688
12/2019	$11,487	$11,620
12/2020	$12,393	$12,492
12/2021	$12,212	$12,299
12/2022	$10,640	$10,699
12/2023	$11,248	$11,291
12/2024	$11,479	$11,432

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Core Bond Portfolio - Class B	2.05%	(0.01%)	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$1,232,816,473
# of Portfolio Investments	1,057
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,445,859

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.1
U.S. Treasury Bonds	10.8
U.S. Treasury Notes	9.6
Government National Mortgage Association	4.2
U.S. Treasury STRIPS Coupon	3.5
Federal Home Loan Mortgage Corp.	3.1
Federal National Mortgage Association-ACES	2.5
Government National Mortgage Association REMICS	1.5
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.5
Bank of America Corp.	1.1

Asset Allocation

Value	Value
Municipals	0.1
Short-Term Investments	0.1
Foreign Government	0.3
Mortgage-Backed Securities	3.2
Asset-Backed Securities	13.0
Corporate Bonds & Notes	28.1
U.S. Treasury & Government Agencies	54.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$100	0.97%

Management Discussion of Portfolio Performance

The Portfolio underperformed the benchmark, the Dow Jones Moderate Portfolio Index, over the twelve-month period ended December 31, 2024. In 2024, the market environment was characterized by strong equity performance, particularly in the U.S. The growth equity sleeve of the Portfolio positively impacted performance. Meanwhile, the U.S. core fixed income sleeve provided stability amid rising yields, showcasing the Portfolio's strategic focus on balancing growth and risk management. At the start of 2024, the Portfolio's Systematic Exposure Management ("SEM") framework indicated full risk levels across all asset classes. The Portfolio began the year with 53% in equities, 27% in fixed income, and 1% in cash. By year-end, these allocations shifted to 57% in equities, 22% in fixed income, and 1% in cash. Convertible exposure remained steady at approximately 20%. Throughout the year, the Portfolio gradually reduced its exposure to developed non-U.S. equities, specifically in the Europe, Australasia, and Far East regions. European equities faced challenges due to weakened economic momentum, high energy costs, and political turmoil, particularly in France and Germany. These factors led to increased market volatility, prompting the Portfolio to reduce its exposure in this asset class as part of its risk management strategy.

Top Contributors:

•The Growth Advantage sleeve was the biggest contributor to the Portfolio. This was driven by strong performance in growth stocks, particularly in the U.S. market.

•Tactical increases in U.S. equity exposure, especially in large-cap stocks, aligned well with market trends, contributing positively to the Portfolio's overall returns.

Top Detractors:

•The Interest Rate Overlay detracted, impacted by rising interest rates and central bank policy shifts.

•The Convertibles sleeve detracted due to an underweight to emerging markets and specific sector positioning.

•The decision to be overweight international equities detracted in the first half of 2024, due to economic challenges in Europe and strong U.S. equity performance.

Portfolio Performance

	Class B $15,513	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$10,089	$9,764	$9,685	$9,879
12/2016	$10,382	$10,531	$9,887	$10,636
12/2017	$12,112	$13,056	$10,618	$12,247
12/2018	$11,241	$11,827	$10,490	$11,609
12/2019	$13,142	$14,973	$11,208	$13,769
12/2020	$14,749	$17,406	$12,238	$15,454
12/2021	$16,171	$20,633	$11,662	$16,907
12/2022	$13,333	$16,844	$9,767	$14,376
12/2023	$14,734	$20,584	$10,326	$16,202
12/2024	$15,513	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Global Active Allocation Portfolio - Class B	5.29%	3.37%	4.49%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$1,343,344,148
# of Portfolio Investments	1,431
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$9,529,204

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR Bloomberg High Yield Bond ETF	2.1
Microsoft Corp.	1.5
NVIDIA Corp.	1.5
Amazon.com, Inc.	1.4
Bank of America Corp.	1.4
Apple, Inc.	1.0
Meta Platforms, Inc.	0.9
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
LVMH Moet Hennessy Louis Vuitton SE	0.6
ASML Holding NV	0.6

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.2
Federal National Mortgage Association	1.6
Barclays Bank PLC	1.3
U.S. Treasury Bonds	1.0
Southern Co.	1.0
Safran SA	0.9
STMicroelectronics NV	0.9
Uber Technologies, Inc.	0.9
Welltower OP LLC	0.9
Akamai Technologies, Inc.	0.9

Top 10 Countries

Value	Value
Taiwan	1.1
Australia	1.1
South Korea	1.2
Singapore	1.3
Spain	2.0
Germany	2.5
Japan	3.1
United Kingdom	3.9
France	4.2
United States	55.3

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Mortgage-Backed Securities	0.3
Preferred Stocks	0.4
Convertible Preferred Stocks	1.1
Asset-Backed Securities	1.4
Mutual Funds	2.1
U.S. Treasury & Government Agencies	6.6
Corporate Bonds & Notes	11.3
Short-Term Investments	14.0
Convertible Bonds	18.4
Common Stocks	42.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.77%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the twelve months ended December 31, 2024. For the year, large-cap growth stocks outperformed small-cap value stocks by a spread of over 25%. Small-cap stocks slightly outperformed large-cap stocks in the fourth quarter. However, they lost ground following President Trump's re-election due to rising doubts about further Federal Reserve Board interest rate cuts. In 2024, large-cap stocks achieved their second straight year of returns exceeding 20%, marking the best consecutive performance since 1997-1998.

Top Contributors:

•Stock selection in the Financials, Consumer Discretionary, and Industrials sectors contributed to performance.

•At the stock level, overweight allocations in Rigetti Computing and Agios Pharmaceuticals added to results.

•Rigetti Computing's stock price saw an unusual spike during the fourth quarter, driven by significant advancements in quantum computing by industry leaders. With Google unveiling its "Willow'" quantum computer, the breakthrough further fueled investor enthusiasm.

Top Detractors:

•Stock selection in the Communication Services and Materials sectors detracted from performance.

•An underweight allocation in Lumen Technologies and an overweight allocation in PagSeguro Digital (Brazil) detracted from performance.

•In 2024, Lumen Technologies stock experienced significant volatility due to ongoing challenges in its legacy business and significant investments in transformation initiatives. Revenue and adjusted earnings before interest, taxes, depreciation, and amortization ("EBITDA") declined year-over-year. However, Lumen reported substantial free cash flow improvements from fiber prepayments and new Private Connectivity Fabric sales. It also secured significant artificial intelligence-related fiber deals, enhancing liquidity and financial flexibility, causing the stock to rally over 545% in the third quarter. Despite these positives, the stock faced some pressure in the fourth quarter due to lower earnings guidance and an anticipated EBITDA decline for the upcoming year, but still finished up over 190% for the year.

Portfolio Performance

	Class A $19,675	Russell 3000 Index $32,604	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000
12/2015	$9,275	$10,048	$9,253
12/2016	$12,136	$11,327	$12,190
12/2017	$12,576	$13,721	$13,146
12/2018	$10,846	$13,002	$11,455
12/2019	$12,964	$17,035	$14,020
12/2020	$13,786	$20,593	$14,669
12/2021	$18,337	$25,877	$18,816
12/2022	$15,915	$20,907	$16,091
12/2023	$18,018	$26,334	$18,448
12/2024	$19,675	$32,604	$19,934

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Small Cap Value Portfolio - Class A	9.20%	8.70%	7.00%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Key Fund Statistics

Total Net Assets	$322,044,254
# of Portfolio Investments	443
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,501,618

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Old National Bancorp	1.0
Primoris Services Corp.	0.9
Phillips Edison & Co., Inc.	0.8
Mr. Cooper Group, Inc.	0.8
Enova International, Inc.	0.8
Pathward Financial, Inc.	0.8
Group 1 Automotive, Inc.	0.7
Ameris Bancorp	0.7
COPT Defense Properties	0.7
Commercial Metals Co.	0.7

Top 10 Sectors

Value	Value
Communication Services	2.5
Materials	3.6
Utilities	4.7
Energy	6.4
Health Care	7.0
Information Technology	8.5
Consumer Discretionary	9.2
Real Estate	10.5
Industrials	13.9
Financials	28.3

Top Countries

Value	Value
Brazil	0.1
Ireland	0.2
Panama	0.2
Monaco	0.2
Canada	0.4
Bermuda	0.7
Puerto Rico	1.4
United States	93.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$107	1.02%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the twelve months ended December 31, 2024. For the year, large-cap growth stocks outperformed small-cap value stocks by a spread of over 25%. Small-cap stocks slightly outperformed large-cap stocks in the fourth quarter. However, they lost ground following President Trump's re-election due to rising doubts about further Federal Reserve Board interest rate cuts. In 2024, large-cap stocks achieved their second straight year of returns exceeding 20%, marking the best consecutive performance since 1997-1998.

Top Contributors:

•Stock selection in the Financials, Consumer Discretionary, and Industrials sectors contributed to performance.

•At the stock level, overweight allocations in Rigetti Computing and Agios Pharmaceuticals added to results.

•Rigetti Computing's stock price saw an unusual spike during the fourth quarter, driven by significant advancements in quantum computing by industry leaders. With Google unveiling its "Willow'" quantum computer, the breakthrough further fueled investor enthusiasm.

Top Detractors:

•Stock selection in the Communication Services and Materials sectors detracted from performance.

•An underweight allocation in Lumen Technologies and an overweight allocation in PagSeguro Digital (Brazil) detracted from performance.

•In 2024, Lumen Technologies stock experienced significant volatility due to ongoing challenges in its legacy business and significant investments in transformation initiatives. Revenue and adjusted earnings before interest, taxes, depreciation, and amortization ("EBITDA") declined year-over-year. However, Lumen reported substantial free cash flow improvements from fiber prepayments and new Private Connectivity Fabric sales. It also secured significant artificial intelligence-related fiber deals, enhancing liquidity and financial flexibility, causing the stock to rally over 545% in the third quarter. Despite these positives, the stock faced some pressure in the fourth quarter due to lower earnings guidance and an anticipated EBITDA decline for the upcoming year, but still finished up over 190% for the year.

Portfolio Performance

	Class B $19,203	Russell 3000 Index $32,604	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000
12/2015	$9,257	$10,048	$9,253
12/2016	$12,081	$11,327	$12,190
12/2017	$12,481	$13,721	$13,146
12/2018	$10,745	$13,002	$11,455
12/2019	$12,802	$17,035	$14,020
12/2020	$13,585	$20,593	$14,669
12/2021	$18,033	$25,877	$18,816
12/2022	$15,598	$20,907	$16,091
12/2023	$17,616	$26,334	$18,448
12/2024	$19,203	$32,604	$19,934

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Small Cap Value Portfolio - Class B	9.01%	8.45%	6.74%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Key Fund Statistics

Total Net Assets	$322,044,254
# of Portfolio Investments	443
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,501,618

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Old National Bancorp	1.0
Primoris Services Corp.	0.9
Phillips Edison & Co., Inc.	0.8
Mr. Cooper Group, Inc.	0.8
Enova International, Inc.	0.8
Pathward Financial, Inc.	0.8
Group 1 Automotive, Inc.	0.7
Ameris Bancorp	0.7
COPT Defense Properties	0.7
Commercial Metals Co.	0.7

Top 10 Sectors

Value	Value
Communication Services	2.5
Materials	3.6
Utilities	4.7
Energy	6.4
Health Care	7.0
Information Technology	8.5
Consumer Discretionary	9.2
Real Estate	10.5
Industrials	13.9
Financials	28.3

Top Countries

Value	Value
Brazil	0.1
Ireland	0.2
Panama	0.2
Monaco	0.2
Canada	0.4
Bermuda	0.7
Puerto Rico	1.4
United States	93.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.79%

Management Discussion of Portfolio Performance

Global equity markets posted strong returns in 2024. Stocks were initially supported by the increased likelihood of a soft landing for the economy, largely improved inflation data, and investors' continued appetite for artificial intelligence beneficiaries. Throughout the year, stable global growth trends, healthy corporate earnings and a resilient consumer reinforced the positive sentiment. Cooling inflation - which provided room for interest rate cuts - and the U.S. election results in November gave an additional lift to markets in the latter part of the year. Fixed income markets produced mixed returns - global interest rates increased over the year for most major markets, while investment grade corporates benefitted from strong excess returns due to tightening spreads over the year. The U.S. dollar performed strongly over 2024, with all G-10 currencies losing ground against the dollar. The Portfolio outperformed its blended benchmark. The equity portion of the Portfolio underperformed the MSCI World Index; the fixed income portion of the Portfolio outperformed the FTSE World Government Bond Index.

Top Contributors:

•In the equity portion of the Portfolio, the Consumer Staples, Industrials and Energy sectors contributed to relative results.

•The largest individual contributors to performance in equities were Nvidia, Amazon and TSMC (Taiwan).

•In the fixed income portion of the Portfolio, spread sector allocation contributed to performance, particularly overweight allocations to the Communications and Consumer Non-Cyclical sectors. Security selections within the Communications and Consumer Cyclical sectors also contributed to results.

Top Detractors:

•In the equity portion, the Consumer Discretionary, Information Technology and Health Care sectors detracted from relative results.

•The largest individual detractors from performance in equities were Nike, Adobe and LVMH (France).

•In the fixed income portion, underweight duration postitioning within the Chinese renminbi-pay market along with overweight duration positioning in the Brazilian real-pay market detracted over the year. Overweight currency allocations to the Brazilian real and Norwegian krone also detracted from results.

Portfolio Performance

	Class A $22,264	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	FTSE World Government Bond Index $9,459	MSCI World Index $25,812
12/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/2015	$10,147	$9,764	$9,685	$9,643	$9,913
12/2016	$10,657	$10,531	$9,887	$9,797	$10,657
12/2017	$13,143	$13,056	$10,618	$10,531	$13,045
12/2018	$12,460	$11,827	$10,490	$10,442	$11,908
12/2019	$15,932	$14,973	$11,208	$11,058	$15,203
12/2020	$18,338	$17,406	$12,238	$12,176	$17,621
12/2021	$21,010	$20,633	$11,662	$11,327	$21,465
12/2022	$16,153	$16,844	$9,767	$9,258	$17,571
12/2023	$19,789	$20,584	$10,326	$9,738	$21,751
12/2024	$22,264	$24,183	$10,151	$9,459	$25,812

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Global Allocation Portfolio - Class A	12.51%	6.92%	8.33%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
FTSE World Government Bond Index	(2.87%)	(3.08%)	(0.55%)
MSCI World Index	18.67%	11.17%	9.95%

Key Fund Statistics

Total Net Assets	$373,280,981
# of Portfolio Investments	421
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,657,343

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Amazon.com, Inc.	3.7
NVIDIA Corp.	3.7
Alphabet, Inc.	3.3
S&P Global, Inc.	3.3
Mastercard, Inc.	3.0
O'Reilly Automotive, Inc.	2.4
Roper Technologies, Inc.	2.3
Parker-Hannifin Corp.	2.3
UnitedHealth Group, Inc.	2.2
Costco Wholesale Corp.	2.2

Top 10 Fixed Income Issuers

U.S. Treasury Notes	3.8
EchoStar Corp.	1.6
Glencore Funding LLC	1.1
Canada Government Bonds	1.1
Teva Pharmaceutical Finance Netherlands III BV	1.0
Uber Technologies, Inc.	0.9
CSC Holdings LLC	0.8
Boeing Co.	0.8
Broadcom, Inc.	0.8
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.	0.6

Top 10 Countries

Value	Value
Mexico	1.1
Israel	1.1
Australia	1.9
Netherlands	1.9
Taiwan	2.0
Japan	2.1
Sweden	2.1
Canada	3.3
United Kingdom	3.5
United States	69.7

Asset Allocation

Value	Value
Municipals	0.1
Short-Term Investments	0.6
Floating Rate Loans	0.6
Convertible Bonds	0.9
U.S. Treasury & Government Agencies	4.7
Foreign Government	7.6
Corporate Bonds & Notes	17.8
Common Stocks	67.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$110	1.04%

Management Discussion of Portfolio Performance

Global equity markets posted strong returns in 2024. Stocks were initially supported by the increased likelihood of a soft landing for the economy, largely improved inflation data, and investors' continued appetite for artificial intelligence beneficiaries. Throughout the year, stable global growth trends, healthy corporate earnings and a resilient consumer reinforced the positive sentiment. Cooling inflation - which provided room for interest rate cuts - and the U.S. election results in November gave an additional lift to markets in the latter part of the year. Fixed income markets produced mixed returns - global interest rates increased over the year for most major markets, while investment grade corporates benefitted from strong excess returns due to tightening spreads over the year. The U.S. dollar performed strongly over 2024, with all G-10 currencies losing ground against the dollar. The Portfolio outperformed its blended benchmark. The equity portion of the Portfolio underperformed the MSCI World Index; the fixed income portion of the Portfolio outperformed the FTSE World Government Bond Index.

Top Contributors:

•In the equity portion of the Portfolio, the Consumer Staples, Industrials and Energy sectors contributed to relative results.

•The largest individual contributors to performance in equities were Nvidia, Amazon and TSMC (Taiwan).

•In the fixed income portion of the Portfolio, spread sector allocation contributed to performance, particularly overweight allocations to the Communications and Consumer Non-Cyclical sectors. Security selections within the Communications and Consumer Cyclical sectors also contributed to results.

Top Detractors:

•In the equity portion, the Consumer Discretionary, Information Technology and Health Care sectors detracted from relative results.

•The largest individual detractors from performance in equities were Nike, Adobe and LVMH (France).

•In the fixed income portion, underweight duration postitioning within the Chinese renminbi-pay market along with overweight duration positioning in the Brazilian real-pay market detracted over the year. Overweight currency allocations to the Brazilian real and Norwegian krone also detracted from results.

Portfolio Performance

	Class B $21,725	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	FTSE World Government Bond Index $9,459	MSCI World Index $25,812
12/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/2015	$10,123	$9,764	$9,685	$9,643	$9,913
12/2016	$10,606	$10,531	$9,887	$9,797	$10,657
12/2017	$13,042	$13,056	$10,618	$10,531	$13,045
12/2018	$12,340	$11,827	$10,490	$10,442	$11,908
12/2019	$15,736	$14,973	$11,208	$11,058	$15,203
12/2020	$18,063	$17,406	$12,238	$12,176	$17,621
12/2021	$20,639	$20,633	$11,662	$11,327	$21,465
12/2022	$15,831	$16,844	$9,767	$9,258	$17,571
12/2023	$19,346	$20,584	$10,326	$9,738	$21,751
12/2024	$21,725	$24,183	$10,151	$9,459	$25,812

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Global Allocation Portfolio - Class B	12.30%	6.66%	8.07%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
FTSE World Government Bond Index	(2.87%)	(3.08%)	(0.55%)
MSCI World Index	18.67%	11.17%	9.95%

Key Fund Statistics

Total Net Assets	$373,280,981
# of Portfolio Investments	421
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,657,343

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Amazon.com, Inc.	3.7
NVIDIA Corp.	3.7
Alphabet, Inc.	3.3
S&P Global, Inc.	3.3
Mastercard, Inc.	3.0
O'Reilly Automotive, Inc.	2.4
Roper Technologies, Inc.	2.3
Parker-Hannifin Corp.	2.3
UnitedHealth Group, Inc.	2.2
Costco Wholesale Corp.	2.2

Top 10 Fixed Income Issuers

U.S. Treasury Notes	3.8
EchoStar Corp.	1.6
Glencore Funding LLC	1.1
Canada Government Bonds	1.1
Teva Pharmaceutical Finance Netherlands III BV	1.0
Uber Technologies, Inc.	0.9
CSC Holdings LLC	0.8
Boeing Co.	0.8
Broadcom, Inc.	0.8
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.	0.6

Top 10 Countries

Value	Value
Mexico	1.1
Israel	1.1
Australia	1.9
Netherlands	1.9
Taiwan	2.0
Japan	2.1
Sweden	2.1
Canada	3.3
United Kingdom	3.5
United States	69.7

Asset Allocation

Value	Value
Municipals	0.1
Short-Term Investments	0.6
Floating Rate Loans	0.6
Convertible Bonds	0.9
U.S. Treasury & Government Agencies	4.7
Foreign Government	7.6
Corporate Bonds & Notes	17.8
Common Stocks	67.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.55%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 1000 Growth Index over the twelve-month period ended on December 31, 2024. Relative outperformance was largely the result of security selection.

Top Contributors:

•The Portfolio’s positions in Tesla, Netflix, and Microsoft contributed the most to relative performance.

•Stock selection in the Information Technology, Consumer Discretionary, and Communication Services sectors, along with our allocations in the Communication Services, Consumer Discretionary, and Consumer Staples sectors, contributed positively to relative performance.

Top Detractors:

•The Portfolio’s positions in Boeing, Monster Beverage, and Regeneron detracted the most from relative performance.

•Stock selection in the Industrials, Financials, Healthcare, and Consumer Staples sectors, along with our allocations in the Information Technology, Healthcare, Industrials and Financials sectors, detracted from relative performance.

Portfolio Performance

	Class A $31,480	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$9,619	$10,048	$10,567
12/2016	$9,906	$11,327	$11,314
12/2017	$11,759	$13,721	$14,733
12/2018	$10,958	$13,002	$14,510
12/2019	$13,569	$17,035	$19,790
12/2020	$17,985	$20,593	$27,408
12/2021	$21,341	$25,877	$34,971
12/2022	$15,395	$20,907	$24,782
12/2023	$23,410	$26,334	$35,358
12/2024	$31,480	$32,604	$47,152

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class A	34.47%	18.33%	12.15%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Key Fund Statistics

Total Net Assets	$3,204,224,061
# of Portfolio Investments	49
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$16,640,348

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.3
Tesla, Inc.	8.9
Meta Platforms, Inc.	7.3
Amazon.com, Inc.	6.4
Alphabet, Inc.	6.2
Netflix, Inc.	5.9
Visa, Inc.	5.0
Oracle Corp.	4.7
Boeing Co.	4.3
Microsoft Corp.	4.2

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	5.9
Financials	9.2
Health Care	11.3
Consumer Discretionary	19.5
Communication Services	22.2
Information Technology	29.0

Top Countries

Value	Value
Switzerland	0.9
China	1.0
Denmark	1.7
Canada	2.5
United States	93.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$94	0.80%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 1000 Growth Index over the twelve-month period ended on December 31, 2024. Relative outperformance was largely the result of security selection.

Top Contributors:

•The Portfolio’s positions in Tesla, Netflix, and Microsoft contributed the most to relative performance.

•Stock selection in the Information Technology, Consumer Discretionary, and Communication Services sectors, along with our allocations in the Communication Services, Consumer Discretionary, and Consumer Staples sectors, contributed positively to relative performance.

Top Detractors:

•The Portfolio’s positions in Boeing, Monster Beverage, and Regeneron detracted the most from relative performance.

•Stock selection in the Industrials, Financials, Healthcare, and Consumer Staples sectors, along with our allocations in the Information Technology, Healthcare, Industrials and Financials sectors, detracted from relative performance.

Portfolio Performance

	Class B $30,706	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$9,596	$10,048	$10,567
12/2016	$9,854	$11,327	$11,314
12/2017	$11,667	$13,721	$14,733
12/2018	$10,844	$13,002	$14,510
12/2019	$13,400	$17,035	$19,790
12/2020	$17,718	$20,593	$27,408
12/2021	$20,955	$25,877	$34,971
12/2022	$15,088	$20,907	$24,782
12/2023	$22,893	$26,334	$35,358
12/2024	$30,706	$32,604	$47,152

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class B	34.13%	18.04%	11.87%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Key Fund Statistics

Total Net Assets	$3,204,224,061
# of Portfolio Investments	49
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$16,640,348

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.3
Tesla, Inc.	8.9
Meta Platforms, Inc.	7.3
Amazon.com, Inc.	6.4
Alphabet, Inc.	6.2
Netflix, Inc.	5.9
Visa, Inc.	5.0
Oracle Corp.	4.7
Boeing Co.	4.3
Microsoft Corp.	4.2

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	5.9
Financials	9.2
Health Care	11.3
Consumer Discretionary	19.5
Communication Services	22.2
Information Technology	29.0

Top Countries

Value	Value
Switzerland	0.9
China	1.0
Denmark	1.7
Canada	2.5
United States	93.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$82	0.70%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 1000 Growth Index over the twelve-month period ended on December 31, 2024. Relative outperformance was largely the result of security selection.

Top Contributors:

•The Portfolio’s positions in Tesla, Netflix, and Microsoft contributed the most to relative performance.

•Stock selection in the Information Technology, Consumer Discretionary, and Communication Services sectors, along with our allocations in the Communication Services, Consumer Discretionary, and Consumer Staples sectors, contributed positively to relative performance.

Top Detractors:

•The Portfolio’s positions in Boeing, Monster Beverage, and Regeneron detracted the most from relative performance.

•Stock selection in the Industrials, Financials, Healthcare, and Consumer Staples sectors, along with our allocations in the Information Technology, Healthcare, Industrials and Financials sectors, detracted from relative performance.

Portfolio Performance

	Class E $31,000	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$9,601	$10,048	$10,567
12/2016	$9,874	$11,327	$11,314
12/2017	$11,705	$13,721	$14,733
12/2018	$10,892	$13,002	$14,510
12/2019	$13,469	$17,035	$19,790
12/2020	$17,819	$20,593	$27,408
12/2021	$21,108	$25,877	$34,971
12/2022	$15,208	$20,907	$24,782
12/2023	$23,092	$26,334	$35,358
12/2024	$31,000	$32,604	$47,152

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class E	34.24%	18.14%	11.98%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Key Fund Statistics

Total Net Assets	$3,204,224,061
# of Portfolio Investments	49
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$16,640,348

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.3
Tesla, Inc.	8.9
Meta Platforms, Inc.	7.3
Amazon.com, Inc.	6.4
Alphabet, Inc.	6.2
Netflix, Inc.	5.9
Visa, Inc.	5.0
Oracle Corp.	4.7
Boeing Co.	4.3
Microsoft Corp.	4.2

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	5.9
Financials	9.2
Health Care	11.3
Consumer Discretionary	19.5
Communication Services	22.2
Information Technology	29.0

Top Countries

Value	Value
Switzerland	0.9
China	1.0
Denmark	1.7
Canada	2.5
United States	93.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.44%

Management Discussion of Portfolio Performance

The Portfolio underperformed the benchmark, the Dow Jones Moderate Portfolio Index, for the year ending December 31, 2024. During the year, equity markets rallied to all-time highs as investors reacted positively to the first interest rate cut by the Federal Reserve since 2020. In addition, the excitement surrounding how Artificial Intelligence may transform the economy played an important role in driving the performance of U.S. large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. Following Donald Trump’s reelection in November, U.S. equities continued to rally while international equities and rates sold off as investors reacted to the policies Trump plans on enforcing once in office.

Top Contributors:

•Overweight positions in U.S. Equity Futures which included the S&P 500, S&P 400, and Russell 2000.

Top Detractors:

•Interest Rate Swap Exposure.

•Overweight positions in International Equity Futures which included the MSCI EAFE.

Portfolio Performance

	Class B $15,187	MSCI All Country World Index $24,183	Bloomberg U.S. Aggregate Bond Index $11,432	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,879	$9,764	$10,055	$9,879
12/2016	$10,310	$10,531	$10,321	$10,636
12/2017	$11,912	$13,056	$10,687	$12,247
12/2018	$11,056	$11,827	$10,688	$11,609
12/2019	$13,457	$14,973	$11,620	$13,769
12/2020	$14,339	$17,406	$12,492	$15,454
12/2021	$15,732	$20,633	$12,299	$16,907
12/2022	$12,414	$16,844	$10,699	$14,376
12/2023	$14,130	$20,584	$11,291	$16,202
12/2024	$15,187	$24,183	$11,432	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Multi-Index Targeted Risk Portfolio - Class B	7.48%	2.45%	4.27%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$5,761,308,724
# of Portfolio Investments	41
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,911,240

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Asset Allocation

Value	Value
U.S. Small Cap Equities	5.6
U.S. Mid Cap Equities	9.4
International Developed Market Equities	22.7
U.S. Large Cap Equities	33.0
Investment Grade Fixed Income	41.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.64%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. In aggregate, security selection detracted from relative returns. During the period, the Portfolio's relative currency exposure, resulting primarily from differences between the Portfolio's and the benchmark's exposure to securities denominated in foreign currencies, was a contributor to relative performance. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the year, particularly in the U.S. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the U.S. remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.

Top Contributors:

•Security selection in the Industrials sector contributed to relative returns.

•Overweight allocations to Hitachi (Japan) and NatWest Group (United Kingdom), along with holding out-of-benchmark Taiwan Semiconductor Manufacturing (Taiwan), were additive.

Top Detractors:

•Security selection in both the Information Technology and Consumer Discretionary sectors detracted from relative returns.

•Not owning SAP (Germany), holding out-of-benchmark Samsung Electronics (South Korea), and an overweight allocation to SMC (Japan) detracted from relative returns.

Portfolio Performance

	Class A $17,063	MSCI EAFE Index $16,598	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000	$10,000
12/2015	$9,850	$9,919	$9,434
12/2016	$9,784	$10,018	$9,858
12/2017	$12,573	$12,526	$12,538
12/2018	$10,838	$10,798	$10,758
12/2019	$13,947	$13,176	$13,073
12/2020	$15,798	$14,205	$14,465
12/2021	$17,691	$15,805	$15,597
12/2022	$14,630	$13,521	$13,101
12/2023	$16,539	$15,987	$15,147
12/2024	$17,063	$16,598	$15,985

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class A	3.17%	4.12%	5.49%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$1,354,562,819
# of Portfolio Investments	123
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$8,934,165

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Schneider Electric SE	3.6
Linde PLC	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Novo Nordisk AS	2.4
Nestle SA	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
NatWest Group PLC	1.7
ASML Holding NV	1.6
Barclays PLC	1.6

Top 10 Sectors

Value	Value
Utilities	2.6
Communication Services	3.3
Energy	4.1
Consumer Staples	7.5
Materials	8.1
Consumer Discretionary	8.7
Information Technology	8.9
Health Care	11.6
Industrials	19.2
Financials	22.8

Top 10 Countries

Value	Value
Spain	2.6
Denmark	3.0
Australia	3.2
Switzerland	3.4
Germany	5.3
Netherlands	6.5
France	7.3
United Kingdom	12.4
Japan	19.1
United States	19.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$90	0.89%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. In aggregate, security selection detracted from relative returns. During the period, the Portfolio's relative currency exposure, resulting primarily from differences between the Portfolio's and the benchmark's exposure to securities denominated in foreign currencies, was a contributor to relative performance. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the year, particularly in the U.S. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the U.S. remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.

Top Contributors:

•Security selection in the Industrials sector contributed to relative returns.

•Overweight allocations to Hitachi (Japan) and NatWest Group (United Kingdom), along with holding out-of-benchmark Taiwan Semiconductor Manufacturing (Taiwan), were additive.

Top Detractors:

•Security selection in both the Information Technology and Consumer Discretionary sectors detracted from relative returns.

•Not owning SAP (Germany), holding out-of-benchmark Samsung Electronics (South Korea), and an overweight allocation to SMC (Japan) detracted from relative returns.

Portfolio Performance

	Class B $16,646	MSCI EAFE Index $16,598	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000	$10,000
12/2015	$9,823	$9,919	$9,434
12/2016	$9,737	$10,018	$9,858
12/2017	$12,478	$12,526	$12,538
12/2018	$10,732	$10,798	$10,758
12/2019	$13,770	$13,176	$13,073
12/2020	$15,563	$14,205	$14,465
12/2021	$17,385	$15,805	$15,597
12/2022	$14,331	$13,521	$13,101
12/2023	$16,168	$15,987	$15,147
12/2024	$16,646	$16,598	$15,985

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class B	2.95%	3.87%	5.23%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$1,354,562,819
# of Portfolio Investments	123
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$8,934,165

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Schneider Electric SE	3.6
Linde PLC	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Novo Nordisk AS	2.4
Nestle SA	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
NatWest Group PLC	1.7
ASML Holding NV	1.6
Barclays PLC	1.6

Top 10 Sectors

Value	Value
Utilities	2.6
Communication Services	3.3
Energy	4.1
Consumer Staples	7.5
Materials	8.1
Consumer Discretionary	8.7
Information Technology	8.9
Health Care	11.6
Industrials	19.2
Financials	22.8

Top 10 Countries

Value	Value
Spain	2.6
Denmark	3.0
Australia	3.2
Switzerland	3.4
Germany	5.3
Netherlands	6.5
France	7.3
United Kingdom	12.4
Japan	19.1
United States	19.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$80	0.79%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. In aggregate, security selection detracted from relative returns. During the period, the Portfolio's relative currency exposure, resulting primarily from differences between the Portfolio's and the benchmark's exposure to securities denominated in foreign currencies, was a contributor to relative performance. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the year, particularly in the U.S. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the U.S. remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.

Top Contributors:

•Security selection in the Industrials sector contributed to relative returns.

•Overweight allocations to Hitachi (Japan) and NatWest Group (United Kingdom), along with holding out-of-benchmark Taiwan Semiconductor Manufacturing (Taiwan), were additive.

Top Detractors:

•Security selection in both the Information Technology and Consumer Discretionary sectors detracted from relative returns.

•Not owning SAP (Germany), holding out-of-benchmark Samsung Electronics (South Korea), and an overweight allocation to SMC (Japan) detracted from relative returns.

Portfolio Performance

	Class E $16,803	MSCI EAFE Index $16,598	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000	$10,000
12/2015	$9,824	$9,919	$9,434
12/2016	$9,749	$10,018	$9,858
12/2017	$12,512	$12,526	$12,538
12/2018	$10,772	$10,798	$10,758
12/2019	$13,839	$13,176	$13,073
12/2020	$15,647	$14,205	$14,465
12/2021	$17,493	$15,805	$15,597
12/2022	$14,445	$13,521	$13,101
12/2023	$16,311	$15,987	$15,147
12/2024	$16,803	$16,598	$15,985

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class E	3.01%	3.96%	5.33%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$1,354,562,819
# of Portfolio Investments	123
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$8,934,165

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Schneider Electric SE	3.6
Linde PLC	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Novo Nordisk AS	2.4
Nestle SA	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
NatWest Group PLC	1.7
ASML Holding NV	1.6
Barclays PLC	1.6

Top 10 Sectors

Value	Value
Utilities	2.6
Communication Services	3.3
Energy	4.1
Consumer Staples	7.5
Materials	8.1
Consumer Discretionary	8.7
Information Technology	8.9
Health Care	11.6
Industrials	19.2
Financials	22.8

Top 10 Countries

Value	Value
Spain	2.6
Denmark	3.0
Australia	3.2
Switzerland	3.4
Germany	5.3
Netherlands	6.5
France	7.3
United Kingdom	12.4
Japan	19.1
United States	19.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.66%

Management Discussion of Portfolio Performance

Interest rate expectations rose in early 2024, particularly in April and May, which created a headwind for the Portfolio for the first six months of the year. A select few mega-cap companies drove market results over this period. During the second half of the year, a more dovish tone from the U.S. Federal Reserve and subsequent rate cuts, and the results of the U.S. presidential election, led to expectations of stronger economic growth and an improved regulatory environment; this buoyed investor sentiment toward higher growth equities and was a tailwind for Portfolio performance. For the 12 months ended December 31, 2024, the Portfolio outperformed the Russell Midcap Growth Index primarily due to favorable stock selection and, to a lesser extent, sector allocation.

Top Contributors:

•Stock selection in Consumer Discretionary, where a position in Carvana was the largest contributor across the Portfolio. Its shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share gain and a better-than-expected outlook.

•Stock selection in Information Technology, led by a holding in MicroStrategy. Its shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-trade fund approvals in January 2024. An average overweight in Communication Services also contributed.

Top Detractors:

•Stock selection in Health Care, where Agilon Health was the greatest detractor in the Portfolio. Its shares have been under pressure over the last year due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, and this had led the company to lower its financial outlook for a few quarters.

•A lack of exposure to Utilities and Energy, sectors which outperformed the Index.

Portfolio Performance

	Class A $31,880	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$9,522	$10,048	$9,980
12/2016	$8,734	$11,327	$10,711
12/2017	$12,259	$13,721	$13,418
12/2018	$13,535	$13,002	$12,780
12/2019	$19,013	$17,035	$17,314
12/2020	$48,249	$20,593	$23,475
12/2021	$43,165	$25,877	$26,463
12/2022	$16,200	$20,907	$19,392
12/2023	$22,880	$26,334	$24,408
12/2024	$31,880	$32,604	$29,803

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class A	39.34%	10.89%	12.29%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Key Fund Statistics

Total Net Assets	$1,282,985,976
# of Portfolio Investments	80
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$7,003,187

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	8.7
DoorDash, Inc.	6.7
Trade Desk, Inc.	6.3
Affirm Holdings, Inc.	6.3
Global-e Online Ltd.	5.7
ROBLOX Corp.	5.6
Samsara, Inc.	4.8
Carvana Co.	4.7
Aurora Innovation, Inc.	4.5
Core & Main, Inc.	4.4

Top Sectors

Value	Value
Real Estate	0.0Footnote Reference*
Industrials	4.7
Health Care	8.5
Financials	10.2
Communication Services	14.6
Consumer Discretionary	23.4
Information Technology	33.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
Netherlands	2.9
Israel	5.7
United States	86.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$109	0.91%

Management Discussion of Portfolio Performance

Interest rate expectations rose in early 2024, particularly in April and May, which created a headwind for the Portfolio for the first six months of the year. A select few mega-cap companies drove market results over this period. During the second half of the year, a more dovish tone from the U.S. Federal Reserve and subsequent rate cuts, and the results of the U.S. presidential election, led to expectations of stronger economic growth and an improved regulatory environment; this buoyed investor sentiment toward higher growth equities and was a tailwind for Portfolio performance. For the 12 months ended December 31, 2024, the Portfolio outperformed the Russell Midcap Growth Index primarily due to favorable stock selection and, to a lesser extent, sector allocation.

Top Contributors:

•Stock selection in Consumer Discretionary, where a position in Carvana was the largest contributor across the Portfolio. Its shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share gain and a better-than-expected outlook.

•Stock selection in Information Technology, led by a holding in MicroStrategy. Its shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-trade fund approvals in January 2024. An average overweight in Communication Services also contributed.

Top Detractors:

•Stock selection in Health Care, where Agilon Health was the greatest detractor in the Portfolio. Its shares have been under pressure over the last year due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, and this had led the company to lower its financial outlook for a few quarters.

•A lack of exposure to Utilities and Energy, sectors which outperformed the Index.

Portfolio Performance

	Class B $31,101	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$9,498	$10,048	$9,980
12/2016	$8,694	$11,327	$10,711
12/2017	$12,164	$13,721	$13,418
12/2018	$13,399	$13,002	$12,780
12/2019	$18,776	$17,035	$17,314
12/2020	$47,525	$20,593	$23,475
12/2021	$42,403	$25,877	$26,463
12/2022	$15,892	$20,907	$19,392
12/2023	$22,386	$26,334	$24,408
12/2024	$31,101	$32,604	$29,803

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class B	38.93%	10.62%	12.02%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Key Fund Statistics

Total Net Assets	$1,282,985,976
# of Portfolio Investments	80
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$7,003,187

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	8.7
DoorDash, Inc.	6.7
Trade Desk, Inc.	6.3
Affirm Holdings, Inc.	6.3
Global-e Online Ltd.	5.7
ROBLOX Corp.	5.6
Samsara, Inc.	4.8
Carvana Co.	4.7
Aurora Innovation, Inc.	4.5
Core & Main, Inc.	4.4

Top Sectors

Value	Value
Real Estate	0.0Footnote Reference*
Industrials	4.7
Health Care	8.5
Financials	10.2
Communication Services	14.6
Consumer Discretionary	23.4
Information Technology	33.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
Netherlands	2.9
Israel	5.7
United States	86.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$97	0.81%

Management Discussion of Portfolio Performance

Interest rate expectations rose in early 2024, particularly in April and May, which created a headwind for the Portfolio for the first six months of the year. A select few mega-cap companies drove market results over this period. During the second half of the year, a more dovish tone from the U.S. Federal Reserve and subsequent rate cuts, and the results of the U.S. presidential election, led to expectations of stronger economic growth and an improved regulatory environment; this buoyed investor sentiment toward higher growth equities and was a tailwind for Portfolio performance. For the 12 months ended December 31, 2024, the Portfolio outperformed the Russell Midcap Growth Index primarily due to favorable stock selection and, to a lesser extent, sector allocation.

Top Contributors:

•Stock selection in Consumer Discretionary, where a position in Carvana was the largest contributor across the Portfolio. Its shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share gain and a better-than-expected outlook.

•Stock selection in Information Technology, led by a holding in MicroStrategy. Its shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-trade fund approvals in January 2024. An average overweight in Communication Services also contributed.

Top Detractors:

•Stock selection in Health Care, where Agilon Health was the greatest detractor in the Portfolio. Its shares have been under pressure over the last year due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, and this had led the company to lower its financial outlook for a few quarters.

•A lack of exposure to Utilities and Energy, sectors which outperformed the Index.

Portfolio Performance

	Class E $31,407	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$9,504	$10,048	$9,980
12/2016	$8,711	$11,327	$10,711
12/2017	$12,202	$13,721	$13,418
12/2018	$13,454	$13,002	$12,780
12/2019	$18,870	$17,035	$17,314
12/2020	$47,810	$20,593	$23,475
12/2021	$42,699	$25,877	$26,463
12/2022	$15,999	$20,907	$19,392
12/2023	$22,596	$26,334	$24,408
12/2024	$31,407	$32,604	$29,803

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class E	39.00%	10.73%	12.13%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Key Fund Statistics

Total Net Assets	$1,282,985,976
# of Portfolio Investments	80
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$7,003,187

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	8.7
DoorDash, Inc.	6.7
Trade Desk, Inc.	6.3
Affirm Holdings, Inc.	6.3
Global-e Online Ltd.	5.7
ROBLOX Corp.	5.6
Samsara, Inc.	4.8
Carvana Co.	4.7
Aurora Innovation, Inc.	4.5
Core & Main, Inc.	4.4

Top Sectors

Value	Value
Real Estate	0.0Footnote Reference*
Industrials	4.7
Health Care	8.5
Financials	10.2
Communication Services	14.6
Consumer Discretionary	23.4
Information Technology	33.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
Netherlands	2.9
Israel	5.7
United States	86.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$92	0.90%

Management Discussion of Portfolio Performance

Portfolio underperformance was largely driven by structural asset allocation differences between the Portfolio and the benchmark, the Dow Jones Moderate Portfolio Index (the "Index"). As a reminder, the Index has a similar weighting as a 60% equities/40% fixed income portfolio, whereas the Portfolio utilizes a risk-balanced approach to gain exposure across equities, fixed income, and commodities. The Portfolio's underweight to equities and overweight to fixed income largely detracted from the active return for the period. The Portfolio's currency overlay as well as inflation protection exposure (both of which are not included in the benchmark) contributed positively to the Portfolio’s active return.

Top Contributors:

•The Portfolio's long U.S. dollar currency overlay contributed positively relative to the Index.

•Portfolio exposure to inflation-protected assets, which includes commodities and inflation-linked bonds, also contributed.

•Lastly, Portfolio exposure to cash and cash equivalents contributed positively compared to the Index.

Top Detractors:

•The Portfolio's risk-balanced approach to gaining exposure to equities underperformed the Index's capitalization-weighted exposure to equities.

•The Portfolio's exposure to U.S. large and small cap and emerging markets equities underperformed the respective sub-asset classes of the Index.

•The Portfolio also lagged the Index due to the not having exposure to U.S. mid cap “growth” and “value,” U.S. large cap “growth” and “value,” and U.S. small cap “growth” and “value,” all of which are represented in the benchmark and contributed positively.

•The Portfolio's risk-balanced overweight to fixed income detracted relative to the benchmark. In particular, the Portfolio's exposure to U.S. government debt and U.S. investment-grade credit underperformed.

Portfolio Performance

	Class B $12,858	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,452	$9,764	$9,685	$9,879
12/2016	$10,504	$10,531	$9,887	$10,636
12/2017	$11,827	$13,056	$10,618	$12,247
12/2018	$10,929	$11,827	$10,490	$11,609
12/2019	$13,333	$14,973	$11,208	$13,769
12/2020	$14,912	$17,406	$12,238	$15,454
12/2021	$15,866	$20,633	$11,662	$16,907
12/2022	$11,794	$16,844	$9,767	$14,376
12/2023	$12,350	$20,584	$10,326	$16,202
12/2024	$12,858	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PanAgora Global Diversified Risk Portfolio - Class B	4.11%	(0.72%)	2.55%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$1,240,177,663
# of Portfolio Investments	919
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$11,148,639

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1
Alphabet, Inc.	0.1
Iberdrola SA	0.1
Meta Platforms, Inc.	0.1
NextEra Energy, Inc.	0.1
Eli Lilly & Co.	0.1
NVIDIA Corp.	0.1
Canadian Natural Resources Ltd.	0.1
Apple, Inc.	0.1
ASML Holding NV	0.1

Top Fixed Income Issuers

U.K. Inflation-Linked Gilts	4.8
U.S. Treasury Inflation-Indexed Notes	4.5
French Republic Government Bonds OAT	2.7
Deutsche Bundesrepublik Bonds Inflation-Linked	2.2
U.S. Treasury Inflation-Indexed Bonds	1.8
Italy Buoni Poliennali Del Tesoro	1.6

Top 10 Countries

Value	Value
Netherlands	0.2
Switzerland	0.4
Australia	0.5
Canada	0.7
Japan	1.4
Italy	1.8
Germany	2.6
France	3.2
United Kingdom	5.3
United States	14.0

Asset Allocation

Value	Value
U.S. Small Cap Equities	6.0
Global Developed Inflation-Linked	8.0
U.S. Large Cap Equities	14.0
International Equities	18.0
Commodities	37.6
Global Developed Bonds	84.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio maintained tactical headline duration positions throughout the period moving to underweight and overweight based on macroeconomic conditions. The Portfolio maintained underweight duration at the long end of the curve due to expected higher risk premium. The Portfolio is overweight Breakeven Inflation due to sticky inflation and the risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds which was additive.

Top Contributors:

•Interest rate strategies in Europe.

•Overweight positions in Securitized credit, particularly Collateralized Loan Obligations, non-Agency Residential Mortgage-Backed Securities, and Agency Mortgage-Backed Securities.

•Breakeven inflation strategies in the U.S., Japan, and Europe.

Top Detractors:

•Modest overweight exposure to duration in the U.K., as yields rose.

•Exposure to Japanese duration.

•Modest overweight exposure to duration in Australia, as yields rose.

Portfolio Performance

	Class A $12,500	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. TIPS Index $12,481
12/2014	$10,000	$10,000	$10,000
12/2015	$9,709	$10,055	$9,856
12/2016	$10,210	$10,321	$10,318
12/2017	$10,599	$10,687	$10,628
12/2018	$10,374	$10,688	$10,494
12/2019	$11,254	$11,620	$11,378
12/2020	$12,588	$12,492	$12,629
12/2021	$13,295	$12,299	$13,381
12/2022	$11,752	$10,699	$11,796
12/2023	$12,192	$11,291	$12,256
12/2024	$12,500	$11,432	$12,481

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class A	2.53%	2.12%	2.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

Key Fund Statistics

Total Net Assets	$1,507,406,722
# of Portfolio Investments	484
Portfolio Turnover Rate	228%
Total Advisory Fees Paid	$7,744,436

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	54.5
U.S. Treasury Inflation-Indexed Bonds	30.5
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	4.1
Government National Mortgage Association, TBA	2.8
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.4
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Mortgage-Backed Securities	1.5
Foreign Government	7.9
Asset-Backed Securities	8.9
Short-Term Investments	46.8
U.S. Treasury & Government Agencies	101.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$106	1.05%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio maintained tactical headline duration positions throughout the period moving to underweight and overweight based on macroeconomic conditions. The Portfolio maintained underweight duration at the long end of the curve due to expected higher risk premium. The Portfolio is overweight Breakeven Inflation due to sticky inflation and the risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds which was additive.

Top Contributors:

•Interest rate strategies in Europe.

•Overweight positions in Securitized credit, particularly Collateralized Loan Obligations, non-Agency Residential Mortgage-Backed Securities, and Agency Mortgage-Backed Securities.

•Breakeven inflation strategies in the U.S., Japan, and Europe.

Top Detractors:

•Modest overweight exposure to duration in the U.K., as yields rose.

•Exposure to Japanese duration.

•Modest overweight exposure to duration in Australia, as yields rose.

Portfolio Performance

	Class B $12,190	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. TIPS Index $12,481
12/2014	$10,000	$10,000	$10,000
12/2015	$9,689	$10,055	$9,856
12/2016	$10,172	$10,321	$10,318
12/2017	$10,525	$10,687	$10,628
12/2018	$10,271	$10,688	$10,494
12/2019	$11,121	$11,620	$11,378
12/2020	$12,404	$12,492	$12,629
12/2021	$13,076	$12,299	$13,381
12/2022	$11,523	$10,699	$11,796
12/2023	$11,937	$11,291	$12,256
12/2024	$12,190	$11,432	$12,481

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class B	2.12%	1.85%	2.00%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

Key Fund Statistics

Total Net Assets	$1,507,406,722
# of Portfolio Investments	484
Portfolio Turnover Rate	228%
Total Advisory Fees Paid	$7,744,436

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	54.5
U.S. Treasury Inflation-Indexed Bonds	30.5
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	4.1
Government National Mortgage Association, TBA	2.8
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.4
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Mortgage-Backed Securities	1.5
Foreign Government	7.9
Asset-Backed Securities	8.9
Short-Term Investments	46.8
U.S. Treasury & Government Agencies	101.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$96	0.95%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio maintained tactical headline duration positions throughout the period moving to underweight and overweight based on macroeconomic conditions. The Portfolio maintained underweight duration at the long end of the curve due to expected higher risk premium. The Portfolio is overweight Breakeven Inflation due to sticky inflation and the risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds which was additive.

Top Contributors:

•Interest rate strategies in Europe.

•Overweight positions in Securitized credit, particularly Collateralized Loan Obligations, non-Agency Residential Mortgage-Backed Securities, and Agency Mortgage-Backed Securities.

•Breakeven inflation strategies in the U.S., Japan, and Europe.

Top Detractors:

•Modest overweight exposure to duration in the U.K., as yields rose.

•Exposure to Japanese duration.

•Modest overweight exposure to duration in Australia, as yields rose.

Portfolio Performance

	Class E $12,310	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. TIPS Index $12,481
12/2014	$10,000	$10,000	$10,000
12/2015	$9,699	$10,055	$9,856
12/2016	$10,182	$10,321	$10,318
12/2017	$10,544	$10,687	$10,628
12/2018	$10,310	$10,688	$10,494
12/2019	$11,172	$11,620	$11,378
12/2020	$12,472	$12,492	$12,629
12/2021	$13,157	$12,299	$13,381
12/2022	$11,613	$10,699	$11,796
12/2023	$12,030	$11,291	$12,256
12/2024	$12,310	$11,432	$12,481

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class E	2.33%	1.96%	2.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

Key Fund Statistics

Total Net Assets	$1,507,406,722
# of Portfolio Investments	484
Portfolio Turnover Rate	228%
Total Advisory Fees Paid	$7,744,436

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	54.5
U.S. Treasury Inflation-Indexed Bonds	30.5
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	4.1
Government National Mortgage Association, TBA	2.8
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.4
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Mortgage-Backed Securities	1.5
Foreign Government	7.9
Asset-Backed Securities	8.9
Short-Term Investments	46.8
U.S. Treasury & Government Agencies	101.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.57%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio was underweight duration for the first three quarters of the year, before increasing its position to a modest overweight in October. This overweight to duration was sustained throughout the remainder of the year. During the year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favors higher coupon Agency Mortgage-Backed Securities for their attractive spreads and defensive profile which proved to be additive.

Top Contributors:

•Overweight exposure to Agency Mortgage-Backed Securities and other Securitized Assets, particularly Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities.

•Curve positioning in the U.S., particularly underweight exposure to the long end of the curve, as yields rose.

•Select holdings in Investment Grade Corporate Credit.

•Long exposure to the Turkish lira, due to the cash rate differential vs. the U.S. dollar.

Top Detractors:

•Long exposure to duration in select Latin American countries, namely Brazil and Mexico, as yields rose.

•Exposure to select emerging market currencies in Latin America.

•Canadian interest rate positioning.

•U.K. interest rate positioning.

Portfolio Performance

	Class A $11,815	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,028	$10,055
12/2016	$10,314	$10,321
12/2017	$10,806	$10,687
12/2018	$10,810	$10,688
12/2019	$11,749	$11,620
12/2020	$12,785	$12,492
12/2021	$12,640	$12,299
12/2022	$10,828	$10,699
12/2023	$11,501	$11,291
12/2024	$11,815	$11,432

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class A	2.73%	0.11%	1.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$3,660,325,872
# of Portfolio Investments	1,518
Portfolio Turnover Rate	603%
Total Advisory Fees Paid	$17,432,536

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	40.4
U.S. Treasury Bonds	12.8
Federal National Mortgage Association	3.1
U.S. Treasury Inflation-Indexed Notes	2.8
Federal Home Loan Mortgage Corp.	2.6
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.9
UBS Group AG	1.3
U.S. Treasury Notes	1.3
Benchmark Mortgage Trust	1.2

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.3
Municipals	1.0
Foreign Government	5.1
Asset-Backed Securities	10.1
Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	41.0
U.S. Treasury & Government Agencies	68.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$83	0.82%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio was underweight duration for the first three quarters of the year, before increasing its position to a modest overweight in October. This overweight to duration was sustained throughout the remainder of the year. During the year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favors higher coupon Agency Mortgage-Backed Securities for their attractive spreads and defensive profile which proved to be additive.

Top Contributors:

•Overweight exposure to Agency Mortgage-Backed Securities and other Securitized Assets, particularly Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities.

•Curve positioning in the U.S., particularly underweight exposure to the long end of the curve, as yields rose.

•Select holdings in Investment Grade Corporate Credit.

•Long exposure to the Turkish lira, due to the cash rate differential vs. the U.S. dollar.

Top Detractors:

•Long exposure to duration in select Latin American countries, namely Brazil and Mexico, as yields rose.

•Exposure to select emerging market currencies in Latin America.

•Canadian interest rate positioning.

•U.K. interest rate positioning.

Portfolio Performance

	Class B $11,524	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,001	$10,055
12/2016	$10,261	$10,321
12/2017	$10,723	$10,687
12/2018	$10,699	$10,688
12/2019	$11,604	$11,620
12/2020	$12,592	$12,492
12/2021	$12,416	$12,299
12/2022	$10,608	$10,699
12/2023	$11,251	$11,291
12/2024	$11,524	$11,432

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class B	2.43%	(0.14%)	1.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$3,660,325,872
# of Portfolio Investments	1,518
Portfolio Turnover Rate	603%
Total Advisory Fees Paid	$17,432,536

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	40.4
U.S. Treasury Bonds	12.8
Federal National Mortgage Association	3.1
U.S. Treasury Inflation-Indexed Notes	2.8
Federal Home Loan Mortgage Corp.	2.6
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.9
UBS Group AG	1.3
U.S. Treasury Notes	1.3
Benchmark Mortgage Trust	1.2

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.3
Municipals	1.0
Foreign Government	5.1
Asset-Backed Securities	10.1
Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	41.0
U.S. Treasury & Government Agencies	68.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$73	0.72%

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio was underweight duration for the first three quarters of the year, before increasing its position to a modest overweight in October. This overweight to duration was sustained throughout the remainder of the year. During the year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favors higher coupon Agency Mortgage-Backed Securities for their attractive spreads and defensive profile which proved to be additive.

Top Contributors:

•Overweight exposure to Agency Mortgage-Backed Securities and other Securitized Assets, particularly Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities.

•Curve positioning in the U.S., particularly underweight exposure to the long end of the curve, as yields rose.

•Select holdings in Investment Grade Corporate Credit.

•Long exposure to the Turkish lira, due to the cash rate differential vs. the U.S. dollar.

Top Detractors:

•Long exposure to duration in select Latin American countries, namely Brazil and Mexico, as yields rose.

•Exposure to select emerging market currencies in Latin America.

•Canadian interest rate positioning.

•U.K. interest rate positioning.

Portfolio Performance

	Class E $11,650	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,011	$10,055
12/2016	$10,280	$10,321
12/2017	$10,757	$10,687
12/2018	$10,742	$10,688
12/2019	$11,665	$11,620
12/2020	$12,672	$12,492
12/2021	$12,507	$12,299
12/2022	$10,700	$10,699
12/2023	$11,356	$11,291
12/2024	$11,650	$11,432

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class E	2.59%	(0.03%)	1.54%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$3,660,325,872
# of Portfolio Investments	1,518
Portfolio Turnover Rate	603%
Total Advisory Fees Paid	$17,432,536

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	40.4
U.S. Treasury Bonds	12.8
Federal National Mortgage Association	3.1
U.S. Treasury Inflation-Indexed Notes	2.8
Federal Home Loan Mortgage Corp.	2.6
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.9
UBS Group AG	1.3
U.S. Treasury Notes	1.3
Benchmark Mortgage Trust	1.2

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.3
Municipals	1.0
Foreign Government	5.1
Asset-Backed Securities	10.1
Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	41.0
U.S. Treasury & Government Agencies	68.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$99	0.94%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ending December 31, 2024. Both equity and fixed income exposures were main contributors to performance over the period, further bolstered by returns from cash positioning. The interest rate swap, volatility management overlay, and currency management detracted from returns.

Top Contributors:

•Overall equity performance was additive to performance; gains came from primarily security selection which was further bolstered by positive asset allocation. Equity security selection was the largest contributor driven by strong selection in U.S., Asia Pacific, Canadian, and European equities, which significantly outweighed a marginal drag from poor selection in Emerging Market equities. Equity asset allocation was also positive as an overweight to U.S. equities offset losses from an underweight to Emerging Market equities and an overweight to Canadian and European equities.

•Overall, fixed income contributed to performance due to asset allocation. An underweight to Government bonds outweighed losses from an overweight to Investment Grade bonds.

•Lastly, an underweight to cash over the period was additive to returns.

Top Detractors:

•Over the past year, the interest rate overlay emerged as the most significant detractor, as U.S. Treasury yields concluded the year at elevated levels. Yields increased due to unexpected inflation rises and indications from the Federal Reserve of a slowdown in its rate-cutting cycle. Consequently, markets began to reprice expectations, anticipating fewer rate cuts for 2025, which led to higher U.S. yields as the year ended.

•Within fixed income, security selection detracted due to poor selection within International bonds and U.S. bonds.

•Currency management also detracted from returns as gains from an overweight to the U.S. dollar could not offset losses from overweights to the Japanese yen and the British pound, and an underweight to the euro.

•Lastly, the volatility cap was a drag on performance as it activated during the month of August in response to spiked volatility in markets, as soft manufacturing and jobs data raised concerns.

Portfolio Performance

	Class B $15,095	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,912	$9,764	$9,685	$9,879
12/2016	$10,472	$10,531	$9,887	$10,636
12/2017	$11,969	$13,056	$10,618	$12,247
12/2018	$10,842	$11,827	$10,490	$11,609
12/2019	$13,172	$14,973	$11,208	$13,769
12/2020	$13,449	$17,406	$12,238	$15,454
12/2021	$14,985	$20,633	$11,662	$16,907
12/2022	$11,963	$16,844	$9,767	$14,376
12/2023	$13,759	$20,584	$10,326	$16,202
12/2024	$15,095	$24,183	$10,151	$17,587

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Schroders Global Multi-Asset Portfolio - Class B	9.70%	2.76%	4.20%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

Key Fund Statistics

Total Net Assets	$616,056,418
# of Portfolio Investments	917
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$6,349,157

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	5.1
Apple, Inc.	3.1
NVIDIA Corp.	3.0
Microsoft Corp.	2.7
Alphabet, Inc.	2.1
Amazon.com, Inc.	1.8
Meta Platforms, Inc.	1.2
Tesla, Inc.	0.9
JPMorgan Chase & Co.	0.8
Broadcom, Inc.	0.8

Top 10 Fixed Income Issuers

Wells Fargo & Co.	1.5
Bank of America Corp.	1.5
JPMorgan Chase & Co.	1.4
Anheuser-Busch InBev Worldwide, Inc.	1.3
Morgan Stanley	0.9
Avolon Holdings Funding Ltd.	0.7
UBS Group AG	0.7
Pfizer Investment Enterprises Pte. Ltd.	0.6
Eli Lilly & Co.	0.6
Oracle Corp.	0.6

Top 10 Countries

Value	Value
Italy	0.8
France	1.0
Ireland	1.1
Germany	1.1
Switzerland	1.3
Belgium	1.3
Canada	1.6
United Kingdom	1.8
Japan	2.3
United States	79.5

Asset Allocation

Value	Value
Warrants	0.0
Preferred Stocks	0.1
Short-Term Investments	2.8
Mutual Funds	5.1
Corporate Bonds & Notes	32.7
Common Stocks	57.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

Management Discussion of Portfolio Performance

For the prior 12 months ending on December 31, 2024, the Portfolio outperformed the MSCI Emerging Markets ("EM") index benchmark. Model performance in 2024 was quite strong in the EM large cap universe. EM equities posted another year of positive but underwhelming returns which were less than half the returns of developed markets ("DM"). EM lost ground in Q4 on concerns surrounding global growth, the fast-rising U.S. dollar, and an expectation that a Trump administration would implement tariffs, which caused investors to rethink their EM allocations despite lower Fed rates and more China stimulus.

Top Contributors:

•In India, the Portfolio benefitted from overweights to the Utility sector and positioning in non-bank Financials such as 360 One Wam Ltd. Elsewhere in India, an overweight to Hindustan Aeronautics was a positive contributor.

•Outperformance in China was attributable to an overweight to Xiaomi Corp and an overweight to Yutong Bus.

•Outperformance within South Korea was attributable to positioning in the Industrials sector with an overweight to Hanwha Aerospace and an underweight to lithium battery manufacturer Ecopro.

•Within Taiwan the strategy saw strong performance in the Materials, Information Technology, and Financials sectors. Respectively, the strategy was underweight to Formosa Plastics, overweight to CTBC Financial and overweight to names with exposure to the AI theme including Hon Hai.

Top Detractors:

•In China, underweights to the large index banks such as China Construction Bank, and Bank of China were a headwind.

•Within India, positioning in the Consumer Services industry was a detractor with an underweight to the internet food ordering portal Zomato.

•In Brazil, while aggregate performance was additive, an overweight to the Materials stocks proved detractive.

•In Mexico, the strategy experienced headwinds from an overweight to Financials which lagged the broader Mexican index. In particular, an overweight to Banco del Bajio was a headwind.

•In Greece, the strategy saw modest underperformance driven by an underweight to National Bank of Greece.

Portfolio Performance

	Class A $12,044	MSCI Emerging Markets Index $11,492
04/2019	$10,000	$10,000
12/2019	$10,380	$10,564
12/2020	$11,922	$12,498
12/2021	$11,998	$12,180
12/2022	$9,583	$9,733
12/2023	$10,810	$10,690
12/2024	$12,044	$11,492

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 4/29/19
SSGA Emerging Markets Enhanced Index Portfolio - Class A	11.41%	3.02%	3.33%
MSCI Emerging Markets Index	7.50%	1.70%	2.48%

Key Fund Statistics

Total Net Assets	$366,691,688
# of Portfolio Investments	617
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,942,849

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4
Tencent Holdings Ltd.	4.6
Samsung Electronics Co. Ltd.	2.6
Alibaba Group Holding Ltd.	2.4
HDFC Bank Ltd.	1.4
Meituan	1.2
Infosys Ltd.	1.2
Xiaomi Corp.	1.1
Hon Hai Precision Industry Co. Ltd.	1.1
MediaTek, Inc.	1.0

Top 10 Sectors

Value	Value
Utilities	2.5
Health Care	3.6
Energy	4.3
Consumer Staples	4.7
Materials	5.5
Industrials	6.4
Communication Services	9.4
Consumer Discretionary	12.9
Financials	23.0
Information Technology	23.9

Top 10 Countries

Value	Value
Indonesia	1.5
United Arab Emirates	1.7
Mexico	1.8
South Africa	2.7
Brazil	4.0
Saudi Arabia	4.0
South Korea	9.0
India	18.8
Taiwan	19.4
China	27.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024.

•Effective August 19, 2024, the adviser contractually agreed to implement a fee waiver of approximately 0.08%, as a percentage of the value of your investment.

•On November 21, 2024, the Board of Trustees of the Portfolio approved a proposal to merge the Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio II with and into the Portfolio. It is anticipated that the merger will close on or about April 25, 2025.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$95	0.90%

Management Discussion of Portfolio Performance

For the prior 12 months ending on December 31, 2024, the Portfolio outperformed the MSCI Emerging Markets ("EM") index benchmark. Model performance in 2024 was quite strong in the EM large cap universe. EM equities posted another year of positive but underwhelming returns which were less than half the returns of developed markets ("DM"). EM lost ground in Q4 on concerns surrounding global growth, the fast-rising U.S. dollar, and an expectation that a Trump administration would implement tariffs, which caused investors to rethink their EM allocations despite lower Fed rates and more China stimulus.

Top Contributors:

•In India, the Portfolio benefitted from overweights to the Utility sector and positioning in non-bank Financials such as 360 One Wam Ltd. Elsewhere in India, an overweight to Hindustan Aeronautics was a positive contributor.

•Outperformance in China was attributable to an overweight to Xiaomi Corp and an overweight to Yutong Bus.

•Outperformance within South Korea was attributable to positioning in the Industrials sector with an overweight to Hanwha Aerospace and an underweight to lithium battery manufacturer Ecopro.

•Within Taiwan the strategy saw strong performance in the Materials, Information Technology, and Financials sectors. Respectively, the strategy was underweight to Formosa Plastics, overweight to CTBC Financial and overweight to names with exposure to the AI theme including Hon Hai.

Top Detractors:

•In China, underweights to the large index banks such as China Construction Bank, and Bank of China were a headwind.

•Within India, positioning in the Consumer Services industry was a detractor with an underweight to the internet food ordering portal Zomato.

•In Brazil, while aggregate performance was additive, an overweight to the Materials stocks proved detractive.

•In Mexico, the strategy experienced headwinds from an overweight to Financials which lagged the broader Mexican index. In particular, an overweight to Banco del Bajio was a headwind.

•In Greece, the strategy saw modest underperformance driven by an underweight to National Bank of Greece.

Portfolio Performance

	Class B $11,880	MSCI Emerging Markets Index $11,492
04/2019	$10,000	$10,000
12/2019	$10,370	$10,564
12/2020	$11,888	$12,498
12/2021	$11,925	$12,180
12/2022	$9,502	$9,733
12/2023	$10,690	$10,690
12/2024	$11,880	$11,492

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 4/29/19
SSGA Emerging Markets Enhanced Index Portfolio - Class B	11.13%	2.76%	3.08%
MSCI Emerging Markets Index	7.50%	1.70%	2.48%

Key Fund Statistics

Total Net Assets	$366,691,688
# of Portfolio Investments	617
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,942,849

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4
Tencent Holdings Ltd.	4.6
Samsung Electronics Co. Ltd.	2.6
Alibaba Group Holding Ltd.	2.4
HDFC Bank Ltd.	1.4
Meituan	1.2
Infosys Ltd.	1.2
Xiaomi Corp.	1.1
Hon Hai Precision Industry Co. Ltd.	1.1
MediaTek, Inc.	1.0

Top 10 Sectors

Value	Value
Utilities	2.5
Health Care	3.6
Energy	4.3
Consumer Staples	4.7
Materials	5.5
Industrials	6.4
Communication Services	9.4
Consumer Discretionary	12.9
Financials	23.0
Information Technology	23.9

Top 10 Countries

Value	Value
Indonesia	1.5
United Arab Emirates	1.7
Mexico	1.8
South Africa	2.7
Brazil	4.0
Saudi Arabia	4.0
South Korea	9.0
India	18.8
Taiwan	19.4
China	27.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024.

•Effective August 19, 2024, the adviser contractually agreed to implement a fee waiver of approximately 0.08%, as a percentage of the value of your investment.

•On November 21, 2024, the Board of Trustees of the Portfolio approved a proposal to merge the Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio II with and into the Portfolio. It is anticipated that the merger will close on or about April 25, 2025.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio): Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%

Management Discussion of Portfolio Performance

Emerging market ("EM") equities rose during the first eight months of the year but they trailed developed markets. The period was marked by extreme share price divergences within regions, countries, sectors and especially at a stock level. The Portfolio lagged the benchmark index during the first eight months of the year. Off-benchmark exposure to Hong Kong detracted the most, followed by stock selection in India and an overweight to Latin America. Strong stock selection in Taiwan helped to offset some of the weakness.

For the period beginning August 27, 2024 and ending on December 31, 2024, the Portfolio outperformed the benchmark. Model performance in 2024 was quite strong in the EM large cap universe. EM equities posted another year of positive but underwhelming returns which were less than half the returns of developed markets. EM lost ground in Q4 on concerns surrounding global growth, the fast-rising U.S. dollar, and expectations that the Trump administration would implement tariffs causing investors to rethink their EM allocations despite lower Fed rates and more China stimulus.

Top Contributors:

•In the tech-heavy Taiwanese market, the Portfolio underperformed in the Information Technology sector (underweights to Wiwynn and Accton Technology) but managed to offset this via strong performance in the Materials and Financials sectors. Within the Materials sector the Portfolio was underweight to Formosa Plastics and within Financials it was overweight to CTBC Financial.

•Positive performance in the UAE was heavily concentrated in the Real Estate sector with an overweight to Emaar Properties.

•Outperformance in Brazil was largely attributable to positioning within the Financials sector where the Portfolio benefitted from an underweight.

Top Detractors:

•In South Korea, underperformance was driven by an overweight to Financials which were amongst the worst performing sectors.

•Underperformance in China was primarily attributable to underweights to the large Chinese Banks such as China Construction Bank and Bank of China.

•In Brazil, an overweight to telecom provider Telefonica Brasil was a detractor.

•In Taiwan, the Portfolio saw negative impact from an overweight to Largan Precision.

Portfolio Performance

	Class A $12,981	MSCI Emerging Markets Index $14,293
12/2014	$10,000	$10,000
12/2015	$8,634	$8,508
12/2016	$9,656	$9,460
12/2017	$12,416	$12,987
12/2018	$10,688	$11,094
12/2019	$12,931	$13,139
12/2020	$16,510	$15,544
12/2021	$15,715	$15,149
12/2022	$11,696	$12,105
12/2023	$12,476	$13,295
12/2024	$12,981	$14,293

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) - Class A	4.04%	0.08%	2.64%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Key Fund Statistics

Total Net Assets	$743,179,847
# of Portfolio Investments	579
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$5,851,389

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4
Tencent Holdings Ltd.	4.6
Samsung Electronics Co. Ltd.	2.6
Alibaba Group Holding Ltd.	2.4
HDFC Bank Ltd.	1.3
Meituan	1.2
Infosys Ltd.	1.1
Hon Hai Precision Industry Co. Ltd.	1.1
Xiaomi Corp.	1.1
MediaTek, Inc.	1.1

Top 10 Sectors

Value	Value
Utilities	2.5
Health Care	3.6
Energy	4.2
Consumer Staples	4.6
Materials	5.5
Industrials	6.3
Communication Services	9.4
Consumer Discretionary	12.9
Financials	23.1
Information Technology	23.9

Top 10 Countries

Value	Value
Indonesia	1.5
United Arab Emirates	1.6
Mexico	1.8
South Africa	2.7
Brazil	4.0
Saudi Arabia	4.0
South Korea	9.0
India	18.9
Taiwan	19.4
China	27.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024. Effective August 19, 2024, the Portfolio had the following material changes.

•SSGA Funds Management, Inc. (“SSGA”) replaced abrdn Investments Limited as the subadviser to the Portfolio.

•The name of the Portfolio changed to SSGA Emerging Markets Enhanced Index Portfolio II.

•The investment objective was updated to “provide total return, primarily through capital appreciation".

•The principal investment strategies were updated to detail the investment strategy pursued by SSGA, as the new subadviser to the Portfolio.

•The principal risks were updated to remove ESG Investment Selection Risk and to add Enhanced Index Strategy Risk, Model and Data Risk, Derivatives Risk, Market Capitalization Risk, Investment Company and Exchange-Traded Fund Risk, and Real Estate Investment Risk.

•The adviser contractually agreed to increase its fee waiver by approximately 0.40%, as a percentage of the value of your investment.

•On November 21, 2024, the Board of Trustees of the Portfolio approved a proposal to merge the Portfolio with and into the Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio.  It is anticipated that the merger will close on or about April 25, 2025.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio): Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$109	1.07%

Management Discussion of Portfolio Performance

Emerging market ("EM") equities rose during the first eight months of the year but they trailed developed markets. The period was marked by extreme share price divergences within regions, countries, sectors and especially at a stock level. The Portfolio lagged the benchmark index during the first eight months of the year. Off-benchmark exposure to Hong Kong detracted the most, followed by stock selection in India and an overweight to Latin America. Strong stock selection in Taiwan helped to offset some of the weakness.

For the period beginning August 27, 2024 and ending on December 31, 2024, the Portfolio outperformed the benchmark. Model performance in 2024 was quite strong in the EM large cap universe. EM equities posted another year of positive but underwhelming returns which were less than half the returns of developed markets. EM lost ground in Q4 on concerns surrounding global growth, the fast-rising U.S. dollar, and expectations that the Trump administration would implement tariffs causing investors to rethink their EM allocations despite lower Fed rates and more China stimulus.

Top Contributors:

•In the tech-heavy Taiwanese market, the Portfolio underperformed in the Information Technology sector (underweights to Wiwynn and Accton Technology) but managed to offset this via strong performance in the Materials and Financials sectors. Within the Materials sector the Portfolio was underweight to Formosa Plastics and within Financials it was overweight to CTBC Financial.

•Positive performance in the UAE was heavily concentrated in the Real Estate sector with an overweight to Emaar Properties.

•Outperformance in Brazil was largely attributable to positioning within the Financials sector where the Portfolio benefitted from an underweight.

Top Detractors:

•In South Korea, underperformance was driven by an overweight to Financials which were amongst the worst performing sectors.

•Underperformance in China was primarily attributable to underweights to the large Chinese Banks such as China Construction Bank and Bank of China.

•In Brazil, an overweight to telecom provider Telefonica Brasil was a detractor.

•In Taiwan, the Portfolio saw negative impact from an overweight to Largan Precision.

Portfolio Performance

	Class B $12,666	MSCI Emerging Markets Index $14,293
12/2014	$10,000	$10,000
12/2015	$8,619	$8,508
12/2016	$9,610	$9,460
12/2017	$12,332	$12,987
12/2018	$10,584	$11,094
12/2019	$12,780	$13,139
12/2020	$16,268	$15,544
12/2021	$15,444	$15,149
12/2022	$11,459	$12,105
12/2023	$12,200	$13,295
12/2024	$12,666	$14,293

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) - Class B	3.82%	(0.18%)	2.39%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Key Fund Statistics

Total Net Assets	$743,179,847
# of Portfolio Investments	579
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$5,851,389

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4
Tencent Holdings Ltd.	4.6
Samsung Electronics Co. Ltd.	2.6
Alibaba Group Holding Ltd.	2.4
HDFC Bank Ltd.	1.3
Meituan	1.2
Infosys Ltd.	1.1
Hon Hai Precision Industry Co. Ltd.	1.1
Xiaomi Corp.	1.1
MediaTek, Inc.	1.1

Top 10 Sectors

Value	Value
Utilities	2.5
Health Care	3.6
Energy	4.2
Consumer Staples	4.6
Materials	5.5
Industrials	6.3
Communication Services	9.4
Consumer Discretionary	12.9
Financials	23.1
Information Technology	23.9

Top 10 Countries

Value	Value
Indonesia	1.5
United Arab Emirates	1.6
Mexico	1.8
South Africa	2.7
Brazil	4.0
Saudi Arabia	4.0
South Korea	9.0
India	18.9
Taiwan	19.4
China	27.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024. Effective August 19, 2024, the Portfolio had the following material changes.

•SSGA Funds Management, Inc. (“SSGA”) replaced abrdn Investments Limited as the subadviser to the Portfolio.

•The name of the Portfolio changed to SSGA Emerging Markets Enhanced Index Portfolio II.

•The investment objective was updated to “provide total return, primarily through capital appreciation".

•The principal investment strategies were updated to detail the investment strategy pursued by SSGA, as the new subadviser to the Portfolio.

•The principal risks were updated to remove ESG Investment Selection Risk and to add Enhanced Index Strategy Risk, Model and Data Risk, Derivatives Risk, Market Capitalization Risk, Investment Company and Exchange-Traded Fund Risk, and Real Estate Investment Risk.

•The adviser contractually agreed to increase its fee waiver by approximately 0.40%, as a percentage of the value of your investment.

•On November 21, 2024, the Board of Trustees of the Portfolio approved a proposal to merge the Portfolio with and into the Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio.  It is anticipated that the merger will close on or about April 25, 2025.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.33%

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had a strong performance in 2024 given its sizable allocation to U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted from the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Portfolio Performance

	Class A $18,329	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,823	$9,764
12/2016	$10,415	$10,531
12/2017	$12,104	$13,056
12/2018	$11,343	$11,827
12/2019	$13,597	$14,973
12/2020	$14,976	$17,406
12/2021	$17,014	$20,633
12/2022	$14,447	$16,844
12/2023	$16,487	$20,584
12/2024	$18,329	$24,183

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class A	11.17%	6.15%	6.25%
MSCI All Country World Index	17.49%	10.06%	9.23%

Key Fund Statistics

Total Net Assets	$1,659,857,362
# of Portfolio Investments	50
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$5,335,055

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.4
Vanguard Total Bond Market ETF	13.6
iShares Core S&P 500 ETF	10.9
iShares Core MSCI Emerging Markets ETF	9.8
SPDR Portfolio Developed World ex-U.S. ETF	7.3
iShares Core S&P Small-Cap ETF	4.8
SPDR Bloomberg High Yield Bond ETF	4.5
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.8
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.9
U.S. Small Cap Equities	4.8
Commodities	5.8
International Developed Market Equities	9.2
High Yield Fixed Income	9.6
Emerging Market Equities	9.8
Investment Grade Fixed Income	20.8
U.S. Large Cap Equities	32.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$61	0.58%

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had a strong performance in 2024 given its sizable allocation to U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted from the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Portfolio Performance

	Class B $17,877	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,804	$9,764
12/2016	$10,371	$10,531
12/2017	$12,015	$13,056
12/2018	$11,232	$11,827
12/2019	$13,435	$14,973
12/2020	$14,755	$17,406
12/2021	$16,729	$20,633
12/2022	$14,156	$16,844
12/2023	$16,134	$20,584
12/2024	$17,877	$24,183

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class B	10.80%	5.88%	5.98%
MSCI All Country World Index	17.49%	10.06%	9.23%

Key Fund Statistics

Total Net Assets	$1,659,857,362
# of Portfolio Investments	50
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$5,335,055

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.4
Vanguard Total Bond Market ETF	13.6
iShares Core S&P 500 ETF	10.9
iShares Core MSCI Emerging Markets ETF	9.8
SPDR Portfolio Developed World ex-U.S. ETF	7.3
iShares Core S&P Small-Cap ETF	4.8
SPDR Bloomberg High Yield Bond ETF	4.5
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.8
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.9
U.S. Small Cap Equities	4.8
Commodities	5.8
International Developed Market Equities	9.2
High Yield Fixed Income	9.6
Emerging Market Equities	9.8
Investment Grade Fixed Income	20.8
U.S. Large Cap Equities	32.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$51	0.48%

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had a strong performance in 2024 given its sizable allocation to U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted from the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Portfolio Performance

	Class E $18,040	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,807	$9,764
12/2016	$10,382	$10,531
12/2017	$12,045	$13,056
12/2018	$11,276	$11,827
12/2019	$13,483	$14,973
12/2020	$14,833	$17,406
12/2021	$16,839	$20,633
12/2022	$14,269	$16,844
12/2023	$16,256	$20,584
12/2024	$18,040	$24,183

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class E	10.98%	6.00%	6.08%
MSCI All Country World Index	17.49%	10.06%	9.23%

Key Fund Statistics

Total Net Assets	$1,659,857,362
# of Portfolio Investments	50
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$5,335,055

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.4
Vanguard Total Bond Market ETF	13.6
iShares Core S&P 500 ETF	10.9
iShares Core MSCI Emerging Markets ETF	9.8
SPDR Portfolio Developed World ex-U.S. ETF	7.3
iShares Core S&P Small-Cap ETF	4.8
SPDR Bloomberg High Yield Bond ETF	4.5
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.8
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.9
U.S. Small Cap Equities	4.8
Commodities	5.8
International Developed Market Equities	9.2
High Yield Fixed Income	9.6
Emerging Market Equities	9.8
Investment Grade Fixed Income	20.8
U.S. Large Cap Equities	32.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.36%

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate the market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had strong performance in 2024 given its sizable allocation in U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Portfolio Performance

	Class A $20,452	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,796	$9,764
12/2016	$10,486	$10,531
12/2017	$12,581	$13,056
12/2018	$11,519	$11,827
12/2019	$14,123	$14,973
12/2020	$15,684	$17,406
12/2021	$18,489	$20,633
12/2022	$15,591	$16,844
12/2023	$18,105	$20,584
12/2024	$20,452	$24,183

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class A	12.96%	7.69%	7.42%
MSCI All Country World Index	17.49%	10.06%	9.23%

Key Fund Statistics

Total Net Assets	$725,618,315
# of Portfolio Investments	42
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$2,390,331

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	18.4
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.3
SPDR Portfolio Developed World ex-U.S. ETF	11.7
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.4
SPDR Gold Shares	3.7
SPDR Bloomberg High Yield Bond ETF	3.6
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.0

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.1
U.S. Mid Cap Equities	4.3
U.S. Small Cap Equities	6.2
High Yield Fixed Income	6.6
Commodities	6.8
Emerging Market Equities	12.3
International Developed Market Equities	14.6
U.S. Large Cap Equities	40.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	0.61%

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate the market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had strong performance in 2024 given its sizable allocation in U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Portfolio Performance

	Class B $19,954	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,769	$9,764
12/2016	$10,441	$10,531
12/2017	$12,491	$13,056
12/2018	$11,399	$11,827
12/2019	$13,957	$14,973
12/2020	$15,457	$17,406
12/2021	$18,178	$20,633
12/2022	$15,293	$16,844
12/2023	$17,702	$20,584
12/2024	$19,954	$24,183

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class B	12.72%	7.41%	7.15%
MSCI All Country World Index	17.49%	10.06%	9.23%

Key Fund Statistics

Total Net Assets	$725,618,315
# of Portfolio Investments	42
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$2,390,331

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	18.4
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.3
SPDR Portfolio Developed World ex-U.S. ETF	11.7
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.4
SPDR Gold Shares	3.7
SPDR Bloomberg High Yield Bond ETF	3.6
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.0

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.1
U.S. Mid Cap Equities	4.3
U.S. Small Cap Equities	6.2
High Yield Fixed Income	6.6
Commodities	6.8
Emerging Market Equities	12.3
International Developed Market Equities	14.6
U.S. Large Cap Equities	40.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$54	0.51%

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate the market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had strong performance in 2024 given its sizable allocation in U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Portfolio Performance

	Class E $20,149	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,779	$9,764
12/2016	$10,453	$10,531
12/2017	$12,523	$13,056
12/2018	$11,443	$11,827
12/2019	$14,021	$14,973
12/2020	$15,540	$17,406
12/2021	$18,298	$20,633
12/2022	$15,410	$16,844
12/2023	$17,866	$20,584
12/2024	$20,149	$24,183

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class E	12.78%	7.52%	7.26%
MSCI All Country World Index	17.49%	10.06%	9.23%

Key Fund Statistics

Total Net Assets	$725,618,315
# of Portfolio Investments	42
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$2,390,331

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	18.4
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.3
SPDR Portfolio Developed World ex-U.S. ETF	11.7
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.4
SPDR Gold Shares	3.7
SPDR Bloomberg High Yield Bond ETF	3.6
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.0

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.1
U.S. Mid Cap Equities	4.3
U.S. Small Cap Equities	6.2
High Yield Fixed Income	6.6
Commodities	6.8
Emerging Market Equities	12.3
International Developed Market Equities	14.6
U.S. Large Cap Equities	40.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.52%

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell 1000 Value Index, for the twelve months ended December 31, 2024. Overall, security selection hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Materials sector contributed due to favorable security selection, such as International Paper, and an underweight allocation to the sector.

•The Consumer Staples sector contributed to relative returns due to stock selection, such as Walmart.

•Stock selection in the Utilities sector, such as Ameren, also aided relative returns.

Top Detractors:

•The Health Care sector detracted due to unfavorable security selection, such as Elevance Health.

•The Industrials sector detracted due to stock selection, such as Stanley Black & Decker.

•Stock selection, such as Samsung Electronics (South Korea), and an overweight allocation to the Information Technology sector also hindered relative returns.

Portfolio Performance

	Class A $23,072	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,669	$10,048	$9,617
12/2016	$11,235	$11,327	$11,285
12/2017	$13,176	$13,721	$12,827
12/2018	$11,996	$13,002	$11,767
12/2019	$15,213	$17,035	$14,890
12/2020	$15,692	$20,593	$15,306
12/2021	$19,818	$25,877	$19,157
12/2022	$18,849	$20,907	$17,713
12/2023	$20,716	$26,334	$19,743
12/2024	$23,072	$32,604	$22,580

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class A	11.37%	8.69%	8.72%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Key Fund Statistics

Total Net Assets	$2,529,960,833
# of Portfolio Investments	102
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,202,734

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.1
Wells Fargo & Co.	2.8
Hartford Financial Services Group, Inc.	2.6
Kenvue, Inc.	2.6
Fiserv, Inc.	2.5
Chubb Ltd.	2.5
Charles Schwab Corp.	2.2
L3Harris Technologies, Inc.	2.1
Elevance Health, Inc.	2.0
Exxon Mobil Corp.	1.9

Top 10 Sectors

Value	Value
Materials	2.8
Communication Services	3.6
Real Estate	4.3
Utilities	4.8
Information Technology	6.9
Energy	9.1
Consumer Staples	9.4
Health Care	15.2
Industrials	17.7
Financials	23.2

Top Countries

Value	Value
United Kingdom	0.6
South Korea	0.7
Germany	0.8
France	0.9
Canada	1.0
Switzerland	1.1
Ireland	1.4
United States	92.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$81	0.77%

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell 1000 Value Index, for the twelve months ended December 31, 2024. Overall, security selection hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Materials sector contributed due to favorable security selection, such as International Paper, and an underweight allocation to the sector.

•The Consumer Staples sector contributed to relative returns due to stock selection, such as Walmart.

•Stock selection in the Utilities sector, such as Ameren, also aided relative returns.

Top Detractors:

•The Health Care sector detracted due to unfavorable security selection, such as Elevance Health.

•The Industrials sector detracted due to stock selection, such as Stanley Black & Decker.

•Stock selection, such as Samsung Electronics (South Korea), and an overweight allocation to the Information Technology sector also hindered relative returns.

Portfolio Performance

	Class B $22,499	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,641	$10,048	$9,617
12/2016	$11,179	$11,327	$11,285
12/2017	$13,073	$13,721	$12,827
12/2018	$11,876	$13,002	$11,767
12/2019	$15,025	$17,035	$14,890
12/2020	$15,456	$20,593	$15,306
12/2021	$19,471	$25,877	$19,157
12/2022	$18,468	$20,907	$17,713
12/2023	$20,249	$26,334	$19,743
12/2024	$22,499	$32,604	$22,580

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class B	11.11%	8.41%	8.45%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Key Fund Statistics

Total Net Assets	$2,529,960,833
# of Portfolio Investments	102
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,202,734

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.1
Wells Fargo & Co.	2.8
Hartford Financial Services Group, Inc.	2.6
Kenvue, Inc.	2.6
Fiserv, Inc.	2.5
Chubb Ltd.	2.5
Charles Schwab Corp.	2.2
L3Harris Technologies, Inc.	2.1
Elevance Health, Inc.	2.0
Exxon Mobil Corp.	1.9

Top 10 Sectors

Value	Value
Materials	2.8
Communication Services	3.6
Real Estate	4.3
Utilities	4.8
Information Technology	6.9
Energy	9.1
Consumer Staples	9.4
Health Care	15.2
Industrials	17.7
Financials	23.2

Top Countries

Value	Value
United Kingdom	0.6
South Korea	0.7
Germany	0.8
France	0.9
Canada	1.0
Switzerland	1.1
Ireland	1.4
United States	92.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$71	0.67%

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell 1000 Value Index, for the twelve months ended December 31, 2024. Overall, security selection hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Materials sector contributed due to favorable security selection, such as International Paper, and an underweight allocation to the sector.

•The Consumer Staples sector contributed to relative returns due to stock selection, such as Walmart.

•Stock selection in the Utilities sector, such as Ameren, also aided relative returns.

Top Detractors:

•The Health Care sector detracted due to unfavorable security selection, such as Elevance Health.

•The Industrials sector detracted due to stock selection, such as Stanley Black & Decker.

•Stock selection, such as Samsung Electronics (South Korea), and an overweight allocation to the Information Technology sector also hindered relative returns.

Portfolio Performance

	Class E $22,724	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,652	$10,048	$9,617
12/2016	$11,201	$11,327	$11,285
12/2017	$13,113	$13,721	$12,827
12/2018	$11,925	$13,002	$11,767
12/2019	$15,099	$17,035	$14,890
12/2020	$15,552	$20,593	$15,306
12/2021	$19,613	$25,877	$19,157
12/2022	$18,618	$20,907	$17,713
12/2023	$20,439	$26,334	$19,743
12/2024	$22,724	$32,604	$22,580

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class E	11.18%	8.52%	8.55%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Key Fund Statistics

Total Net Assets	$2,529,960,833
# of Portfolio Investments	102
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,202,734

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.1
Wells Fargo & Co.	2.8
Hartford Financial Services Group, Inc.	2.6
Kenvue, Inc.	2.6
Fiserv, Inc.	2.5
Chubb Ltd.	2.5
Charles Schwab Corp.	2.2
L3Harris Technologies, Inc.	2.1
Elevance Health, Inc.	2.0
Exxon Mobil Corp.	1.9

Top 10 Sectors

Value	Value
Materials	2.8
Communication Services	3.6
Real Estate	4.3
Utilities	4.8
Information Technology	6.9
Energy	9.1
Consumer Staples	9.4
Health Care	15.2
Industrials	17.7
Financials	23.2

Top Countries

Value	Value
United Kingdom	0.6
South Korea	0.7
Germany	0.8
France	0.9
Canada	1.0
Switzerland	1.1
Ireland	1.4
United States	92.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.68%

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell Midcap Growth Index, for the twelve months ended December 31, 2024. Overall, both security selection and sector allocation hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•Stock selection in Communications Services was a contributor to relative performance.

•Owning Reddit contributed to relative returns. A significant earnings beat and increased forward guidance in the fourth quarter sent shares of the social media network soaring. The quarterly earnings results reflected broad-based strength, including notable growth in international users supported by expanding language translation capabilities.

•An overweight allocation to the Communication Services sector also boosted relative performance.

Top Detractors:

•Security selection, such as Teleflex, and an overweight allocation to the Health Care sector hindered relative performance.

•The Information Technology sector also detracted from relative results due to unfavorable stock selection, such as Microchip Technology, and an underweight allocation to the sector.

•Unfavorable stock selection in the Consumer Discretionary sector further detracted, especially Domino's Pizza.

Portfolio Performance

	Class A $26,843	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,688	$10,048	$9,980
12/2016	$11,384	$11,327	$10,711
12/2017	$14,245	$13,721	$13,418
12/2018	$13,959	$13,002	$12,780
12/2019	$18,344	$17,035	$17,314
12/2020	$22,803	$20,593	$23,475
12/2021	$26,256	$25,877	$26,463
12/2022	$20,393	$20,907	$19,392
12/2023	$24,494	$26,334	$24,408
12/2024	$26,843	$32,604	$29,803

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class A	9.59%	7.91%	10.38%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Key Fund Statistics

Total Net Assets	$1,230,712,684
# of Portfolio Investments	171
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$8,314,750

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Marvell Technology, Inc.	3.2
Trade Desk, Inc.	2.6
Hologic, Inc.	2.0
PTC, Inc.	1.8
Teleflex, Inc.	1.8
Agilent Technologies, Inc.	1.8
Veeva Systems, Inc.	1.7
Domino's Pizza, Inc.	1.7
Cheniere Energy, Inc.	1.6
Microchip Technology, Inc.	1.5

Top 10 Sectors

Value	Value
Real Estate	0.7
Consumer Staples	4.4
Materials	4.5
Energy	5.2
Communication Services	6.8
Financials	8.4
Consumer Discretionary	13.5
Industrials	15.7
Information Technology	18.2
Health Care	20.3

Top Countries

Value	Value
Germany	0.4
Netherlands	0.5
China	0.5
Denmark	0.5
Switzerland	0.5
United Kingdom	1.2
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$97	0.93%

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell Midcap Growth Index, for the twelve months ended December 31, 2024. Overall, both security selection and sector allocation hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•Stock selection in Communications Services was a contributor to relative performance.

•Owning Reddit contributed to relative returns. A significant earnings beat and increased forward guidance in the fourth quarter sent shares of the social media network soaring. The quarterly earnings results reflected broad-based strength, including notable growth in international users supported by expanding language translation capabilities.

•An overweight allocation to the Communication Services sector also boosted relative performance.

Top Detractors:

•Security selection, such as Teleflex, and an overweight allocation to the Health Care sector hindered relative performance.

•The Information Technology sector also detracted from relative results due to unfavorable stock selection, such as Microchip Technology, and an underweight allocation to the sector.

•Unfavorable stock selection in the Consumer Discretionary sector further detracted, especially Domino's Pizza.

Portfolio Performance

	Class B $26,199	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,667	$10,048	$9,980
12/2016	$11,330	$11,327	$10,711
12/2017	$14,134	$13,721	$13,418
12/2018	$13,824	$13,002	$12,780
12/2019	$18,119	$17,035	$17,314
12/2020	$22,452	$20,593	$23,475
12/2021	$25,815	$25,877	$26,463
12/2022	$19,999	$20,907	$19,392
12/2023	$23,968	$26,334	$24,408
12/2024	$26,199	$32,604	$29,803

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class B	9.31%	7.65%	10.11%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Key Fund Statistics

Total Net Assets	$1,230,712,684
# of Portfolio Investments	171
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$8,314,750

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Marvell Technology, Inc.	3.2
Trade Desk, Inc.	2.6
Hologic, Inc.	2.0
PTC, Inc.	1.8
Teleflex, Inc.	1.8
Agilent Technologies, Inc.	1.8
Veeva Systems, Inc.	1.7
Domino's Pizza, Inc.	1.7
Cheniere Energy, Inc.	1.6
Microchip Technology, Inc.	1.5

Top 10 Sectors

Value	Value
Real Estate	0.7
Consumer Staples	4.4
Materials	4.5
Energy	5.2
Communication Services	6.8
Financials	8.4
Consumer Discretionary	13.5
Industrials	15.7
Information Technology	18.2
Health Care	20.3

Top Countries

Value	Value
Germany	0.4
Netherlands	0.5
China	0.5
Denmark	0.5
Switzerland	0.5
United Kingdom	1.2
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$87	0.83%

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell Midcap Growth Index, for the twelve months ended December 31, 2024. Overall, both security selection and sector allocation hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•Stock selection in Communications Services was a contributor to relative performance.

•Owning Reddit contributed to relative returns. A significant earnings beat and increased forward guidance in the fourth quarter sent shares of the social media network soaring. The quarterly earnings results reflected broad-based strength, including notable growth in international users supported by expanding language translation capabilities.

•An overweight allocation to the Communication Services sector also boosted relative performance.

Top Detractors:

•Security selection, such as Teleflex, and an overweight allocation to the Health Care sector hindered relative performance.

•The Information Technology sector also detracted from relative results due to unfavorable stock selection, such as Microchip Technology, and an underweight allocation to the sector.

•Unfavorable stock selection in the Consumer Discretionary sector further detracted, especially Domino's Pizza.

Portfolio Performance

	Class E $26,429	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,672	$10,048	$9,980
12/2016	$11,351	$11,327	$10,711
12/2017	$14,171	$13,721	$13,418
12/2018	$13,872	$13,002	$12,780
12/2019	$18,214	$17,035	$17,314
12/2020	$22,602	$20,593	$23,475
12/2021	$25,988	$25,877	$26,463
12/2022	$20,140	$20,907	$19,392
12/2023	$24,170	$26,334	$24,408
12/2024	$26,429	$32,604	$29,803

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class E	9.35%	7.73%	10.21%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

Key Fund Statistics

Total Net Assets	$1,230,712,684
# of Portfolio Investments	171
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$8,314,750

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Marvell Technology, Inc.	3.2
Trade Desk, Inc.	2.6
Hologic, Inc.	2.0
PTC, Inc.	1.8
Teleflex, Inc.	1.8
Agilent Technologies, Inc.	1.8
Veeva Systems, Inc.	1.7
Domino's Pizza, Inc.	1.7
Cheniere Energy, Inc.	1.6
Microchip Technology, Inc.	1.5

Top 10 Sectors

Value	Value
Real Estate	0.7
Consumer Staples	4.4
Materials	4.5
Energy	5.2
Communication Services	6.8
Financials	8.4
Consumer Discretionary	13.5
Industrials	15.7
Information Technology	18.2
Health Care	20.3

Top Countries

Value	Value
Germany	0.4
Netherlands	0.5
China	0.5
Denmark	0.5
Switzerland	0.5
United Kingdom	1.2
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.46%

Management Discussion of Portfolio Performance

Although the U.S. Federal Reserve (the "Fed") began cutting rates in 2024, Treasury rates ended the year higher after a strong rally in the fourth quarter as investors repriced the pace and magnitude of Fed easing against a backdrop of stronger than expected economic data and an incoming administration touting an inflationary agenda. The Portfolio underperformed its benchmark index over the twelve-month period ending December 31, 2024. Challenged by a higher rate environment, duration and sector allocation pressured returns. The team's disciplined approach to relative value investing led to positive return contributions from yield curve positioning and security selection during the period.

Top Contributors:

•Overweight to 2-year and 5-year parts of the yield curve rewarded relative performance as the yield curve steepened over the year (and longer maturities lagged).

•Issue selection outperformance came across corporates, government, and securitized sectors. Moreover, areas within securitized like Mortgage-Backed Securities ("MBS"), Commercial MBS ("CMBS"), and Asset-Backed Securities ("ABS") are among the best performing sectors, led by residential Non-Agency MBS, single asset single borrower CMBS deals, and Collateralized Loan Obligations within ABS – all of which helped the Portfolio carry an overall yield advantage relative the benchmark.

Top Detractors:

•The main drag on relative performance was an overweight to portfolio duration, which was extended throughout the year alongside the rise in rates given our view that current rates remained restrictive, exceeded equilibrium conditions, and were poised to settle lower.

•From an allocation perspective, relative returns were dampened by an ongoing underweight to the corporate credit sector that continued to trade at a premium in the TCW team’s view.

Portfolio Performance

	Class A $11,354	Bloomberg U.S. Aggregate Bond Index $11,292
05/2015	$10,000	$10,000
12/2015	$9,950	$9,932
12/2016	$10,182	$10,195
12/2017	$10,505	$10,556
12/2018	$10,529	$10,557
12/2019	$11,440	$11,477
12/2020	$12,531	$12,339
12/2021	$12,381	$12,149
12/2022	$10,633	$10,568
12/2023	$11,262	$11,153
12/2024	$11,354	$11,292

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 5/1/15
TCW Core Fixed Income Portfolio - Class A	0.81%	(0.15%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.26%

Key Fund Statistics

Total Net Assets	$1,265,526,914
# of Portfolio Investments	365
Portfolio Turnover Rate	525%
Total Advisory Fees Paid	$6,091,361

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	29.4
Federal National Mortgage Association	13.1
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	8.7
Uniform Mortgage-Backed Security, TBA	6.7
Government National Mortgage Association, TBA	5.3
CIM Trust	2.2
Government National Mortgage Association	2.2
JP Morgan Mortgage Trust	1.6
Bank of America Corp.	1.0

Asset Allocation

Value	Value
Municipals	0.6
Short-Term Investments	4.3
Mortgage-Backed Securities	7.8
Asset-Backed Securities	8.2
Corporate Bonds & Notes	15.1
U.S. Treasury & Government Agencies	76.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$71	0.71%

Management Discussion of Portfolio Performance

Although the U.S. Federal Reserve (the "Fed") began cutting rates in 2024, Treasury rates ended the year higher after a strong rally in the fourth quarter as investors repriced the pace and magnitude of Fed easing against a backdrop of stronger than expected economic data and an incoming administration touting an inflationary agenda. The Portfolio underperformed its benchmark index over the twelve-month period ending December 31, 2024. Challenged by a higher rate environment, duration and sector allocation pressured returns. The team's disciplined approach to relative value investing led to positive return contributions from yield curve positioning and security selection during the period.

Top Contributors:

•Overweight to 2-year and 5-year parts of the yield curve rewarded relative performance as the yield curve steepened over the year (and longer maturities lagged).

•Issue selection outperformance came across corporates, government, and securitized sectors. Moreover, areas within securitized like Mortgage-Backed Securities ("MBS"), Commercial MBS ("CMBS"), and Asset-Backed Securities ("ABS") are among the best performing sectors, led by residential Non-Agency MBS, single asset single borrower CMBS deals, and Collateralized Loan Obligations within ABS – all of which helped the Portfolio carry an overall yield advantage relative the benchmark.

Top Detractors:

•The main drag on relative performance was an overweight to portfolio duration, which was extended throughout the year alongside the rise in rates given our view that current rates remained restrictive, exceeded equilibrium conditions, and were poised to settle lower.

•From an allocation perspective, relative returns were dampened by an ongoing underweight to the corporate credit sector that continued to trade at a premium in the TCW team’s view.

Portfolio Performance

	Class B $11,121	Bloomberg U.S. Aggregate Bond Index $11,292
05/2015	$10,000	$10,000
12/2015	$9,950	$9,932
12/2016	$10,170	$10,195
12/2017	$10,456	$10,556
12/2018	$10,463	$10,557
12/2019	$11,341	$11,477
12/2020	$12,377	$12,339
12/2021	$12,211	$12,149
12/2022	$10,456	$10,568
12/2023	$11,043	$11,153
12/2024	$11,121	$11,292

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 5/1/15
TCW Core Fixed Income Portfolio - Class B	0.71%	(0.39%)	1.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.26%

Key Fund Statistics

Total Net Assets	$1,265,526,914
# of Portfolio Investments	365
Portfolio Turnover Rate	525%
Total Advisory Fees Paid	$6,091,361

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	29.4
Federal National Mortgage Association	13.1
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	8.7
Uniform Mortgage-Backed Security, TBA	6.7
Government National Mortgage Association, TBA	5.3
CIM Trust	2.2
Government National Mortgage Association	2.2
JP Morgan Mortgage Trust	1.6
Bank of America Corp.	1.0

Asset Allocation

Value	Value
Municipals	0.6
Short-Term Investments	4.3
Mortgage-Backed Securities	7.8
Asset-Backed Securities	8.2
Corporate Bonds & Notes	15.1
U.S. Treasury & Government Agencies	76.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class A

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.60%

Management Discussion of Portfolio Performance

The Victory Sycamore Mid Cap Value Portfolio underperformed the Russell Midcap® Value Index for the year. Both sector allocation and stock selection detracted from relative return, with sector weighting having a larger impact on relative underperformance for the period. Given the valuation-centric investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

•US Foods Holding Corp. reported third quarter results that modestly beat estimates. Despite challenging macro conditions and weather-related impacts, the company’s EBITDA grew by 13%. The company tightened its EBITDA guidance toward the higher end, as volumes were projected to improve.

•Bank of New York Mellon Corp. demonstrated solid execution throughout the year, and investors took notice.

•Leidos Holdings, Inc., an IT services company catering to the government, started the year on a positive note leading to a guidance bump for FY2024. Shares also reacted positively to the election results, which propelled them higher.

Top Detractors:

•Aptiv PLC’s share price was under pressure for most of the year given the deceleration in Electrical Vehicle sales and the rise of Chinese original equipment manufacturers, which resulted in market share loss.

•Shares of Chord Energy Corp. were weak due to the soft global commodity market.

•AGCO Corp., a global agriculture equipment company, remained in the penalty box throughout the year. AGCO had to cut its full-year guidance given the challenging industry conditions.

Portfolio Performance

	Class A $22,789	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,124	$10,048	$9,522
12/2016	$10,564	$11,327	$11,426
12/2017	$11,597	$13,721	$12,951
12/2018	$10,442	$13,002	$11,359
12/2019	$13,508	$17,035	$14,433
12/2020	$14,571	$20,593	$15,150
12/2021	$19,253	$25,877	$19,443
12/2022	$18,781	$20,907	$17,104
12/2023	$20,697	$26,334	$19,278
12/2024	$22,789	$32,604	$21,798

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class A	10.10%	11.03%	8.59%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

Key Fund Statistics

Total Net Assets	$910,818,657
# of Portfolio Investments	108
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,312,607

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Willis Towers Watson PLC	2.4
Alliant Energy Corp.	2.4
U.S. Foods Holding Corp.	2.4
Baker Hughes Co.	2.1
Quest Diagnostics, Inc.	2.0
Hartford Financial Services Group, Inc.	1.9
Crown Holdings, Inc.	1.9
NNN REIT, Inc.	1.9
Camden Property Trust	1.9
Ross Stores, Inc.	1.8

Top 10 Sectors

Value	Value
Utilities	5.2
Energy	5.9
Health Care	6.9
Consumer Staples	7.1
Consumer Discretionary	8.8
Information Technology	8.9
Real Estate	9.4
Materials	13.8
Financials	14.3
Industrials	17.1

Top Countries

Value	Value
Jersey, Channel Islands	0.8
Canada	1.6
United States	94.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$89	0.85%

Management Discussion of Portfolio Performance

The Victory Sycamore Mid Cap Value Portfolio underperformed the Russell Midcap® Value Index for the year. Both sector allocation and stock selection detracted from relative return, with sector weighting having a larger impact on relative underperformance for the period. Given the valuation-centric investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

•US Foods Holding Corp. reported third quarter results that modestly beat estimates. Despite challenging macro conditions and weather-related impacts, the company’s EBITDA grew by 13%. The company tightened its EBITDA guidance toward the higher end, as volumes were projected to improve.

•Bank of New York Mellon Corp. demonstrated solid execution throughout the year, and investors took notice.

•Leidos Holdings, Inc., an IT services company catering to the government, started the year on a positive note leading to a guidance bump for FY2024. Shares also reacted positively to the election results, which propelled them higher.

Top Detractors:

•Aptiv PLC’s share price was under pressure for most of the year given the deceleration in Electrical Vehicle sales and the rise of Chinese original equipment manufacturers, which resulted in market share loss.

•Shares of Chord Energy Corp. were weak due to the soft global commodity market.

•AGCO Corp., a global agriculture equipment company, remained in the penalty box throughout the year. AGCO had to cut its full-year guidance given the challenging industry conditions.

Portfolio Performance

	Class B $22,222	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,102	$10,048	$9,522
12/2016	$10,513	$11,327	$11,426
12/2017	$11,509	$13,721	$12,951
12/2018	$10,341	$13,002	$11,359
12/2019	$13,339	$17,035	$14,433
12/2020	$14,358	$20,593	$15,150
12/2021	$18,923	$25,877	$19,443
12/2022	$18,412	$20,907	$17,104
12/2023	$20,243	$26,334	$19,278
12/2024	$22,222	$32,604	$21,798

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class B	9.78%	10.75%	8.31%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

Key Fund Statistics

Total Net Assets	$910,818,657
# of Portfolio Investments	108
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,312,607

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Willis Towers Watson PLC	2.4
Alliant Energy Corp.	2.4
U.S. Foods Holding Corp.	2.4
Baker Hughes Co.	2.1
Quest Diagnostics, Inc.	2.0
Hartford Financial Services Group, Inc.	1.9
Crown Holdings, Inc.	1.9
NNN REIT, Inc.	1.9
Camden Property Trust	1.9
Ross Stores, Inc.	1.8

Top 10 Sectors

Value	Value
Utilities	5.2
Energy	5.9
Health Care	6.9
Consumer Staples	7.1
Consumer Discretionary	8.8
Information Technology	8.9
Real Estate	9.4
Materials	13.8
Financials	14.3
Industrials	17.1

Top Countries

Value	Value
Jersey, Channel Islands	0.8
Canada	1.6
United States	94.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class E

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$79	0.75%

Management Discussion of Portfolio Performance

The Victory Sycamore Mid Cap Value Portfolio underperformed the Russell Midcap® Value Index for the year. Both sector allocation and stock selection detracted from relative return, with sector weighting having a larger impact on relative underperformance for the period. Given the valuation-centric investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

•US Foods Holding Corp. reported third quarter results that modestly beat estimates. Despite challenging macro conditions and weather-related impacts, the company’s EBITDA grew by 13%. The company tightened its EBITDA guidance toward the higher end, as volumes were projected to improve.

•Bank of New York Mellon Corp. demonstrated solid execution throughout the year, and investors took notice.

•Leidos Holdings, Inc., an IT services company catering to the government, started the year on a positive note leading to a guidance bump for FY2024. Shares also reacted positively to the election results, which propelled them higher.

Top Detractors:

•Aptiv PLC’s share price was under pressure for most of the year given the deceleration in Electrical Vehicle sales and the rise of Chinese original equipment manufacturers, which resulted in market share loss.

•Shares of Chord Energy Corp. were weak due to the soft global commodity market.

•AGCO Corp., a global agriculture equipment company, remained in the penalty box throughout the year. AGCO had to cut its full-year guidance given the challenging industry conditions.

Portfolio Performance

	Class E $22,449	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,112	$10,048	$9,522
12/2016	$10,538	$11,327	$11,426
12/2017	$11,549	$13,721	$12,951
12/2018	$10,382	$13,002	$11,359
12/2019	$13,412	$17,035	$14,433
12/2020	$14,446	$20,593	$15,150
12/2021	$19,056	$25,877	$19,443
12/2022	$18,557	$20,907	$17,104
12/2023	$20,422	$26,334	$19,278
12/2024	$22,449	$32,604	$21,798

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class E	9.92%	10.85%	8.42%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

Key Fund Statistics

Total Net Assets	$910,818,657
# of Portfolio Investments	108
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,312,607

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Willis Towers Watson PLC	2.4
Alliant Energy Corp.	2.4
U.S. Foods Holding Corp.	2.4
Baker Hughes Co.	2.1
Quest Diagnostics, Inc.	2.0
Hartford Financial Services Group, Inc.	1.9
Crown Holdings, Inc.	1.9
NNN REIT, Inc.	1.9
Camden Property Trust	1.9
Ross Stores, Inc.	1.8

Top 10 Sectors

Value	Value
Utilities	5.2
Energy	5.9
Health Care	6.9
Consumer Staples	7.1
Consumer Discretionary	8.8
Information Technology	8.9
Real Estate	9.4
Materials	13.8
Financials	14.3
Industrials	17.1

Top Countries

Value	Value
Jersey, Channel Islands	0.8
Canada	1.6
United States	94.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio: Class B

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$73	0.73%

Management Discussion of Portfolio Performance

The fixed-income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened, generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (the "Fed") target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. Inflation data -- headline and core Consumer Price Index readings both rose 0.3% month-over-month ("MoM"), and 2.7% and 3.3% year-over-year ("YoY"), respectively. Core Personal Consumption Expenditures price index inflation, which the Fed targets and which excludes food and energy prices, rose 0.1% MoM and 2.8% YoY. Risk assets were weaker as credit spreads generally widened, the S&P 500 Index fell and the U.S. dollar strengthened versus most currencies.

Top Contributors:

•The most significant contributor to the Portfolio’s performance relative to the blended benchmark over the 12-month period was Government Agency exposure.

•The Portfolio’s exposure to Agency Mortgage-Backed Securities was the second largest contributor to performance.

•The Portfolio’s inflation-linked exposure in addition to yield curve positioning also marginally contributed to performance.

•Yield curve positioning, although challenged in certain months, was able to recover and contribute to performance by year-end.

Top Detractors:

•The Portfolio’s duration positioning was the only detractor to excess return over the 12-month period.

•Duration detracted from performance over the periods of February, April, October and December given the excess duration stance relative to the benchmark over those periods.

Portfolio Performance

	Class B $10,566	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Government Bond Index $10,885
12/2014	$10,000	$10,000	$10,000
12/2015	$10,043	$10,055	$10,086
12/2016	$10,175	$10,321	$10,191
12/2017	$10,440	$10,687	$10,426
12/2018	$10,433	$10,688	$10,518
12/2019	$11,215	$11,620	$11,236
12/2020	$12,076	$12,492	$12,128
12/2021	$11,837	$12,299	$11,853
12/2022	$10,100	$10,699	$10,392
12/2023	$10,543	$11,291	$10,817
12/2024	$10,566	$11,432	$10,885

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Western Asset Management Government Income Portfolio - Class B	0.22%	(1.18%)	0.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government Bond Index	0.62%	(0.63%)	0.85%

Key Fund Statistics

Total Net Assets	$532,999,399
# of Portfolio Investments	820
Portfolio Turnover Rate	128%
Total Advisory Fees Paid	$2,326,408

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal Home Loan Mortgage Corp.	17.0
Federal National Mortgage Association	16.0
Resolution Funding Corp. Principal STRIPS	10.4
U.S. Treasury Bonds	9.2
Federal Farm Credit Banks Funding Corp.	8.6
Government National Mortgage Association	6.6
Federal National Mortgage Association Principal STRIPS	4.4
Tennessee Valley Authority Generic STRIPS	2.8
Uniform Mortgage-Backed Security, TBA	2.4
Federal Home Loan Mortgage Corp. REMICS	2.4

Asset Allocation

Value	Value
Short-Term Investments	0.6
Mortgage-Backed Securities	0.9
Foreign Government	8.2
U.S. Treasury & Government Agencies	94.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions (the “Code of Ethics”). During the period covered by this report, no material amendments were made to the provisions of the Code of Ethics, nor did the registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Robert J. Boulware, Susan C. Gause, Nancy Hawthorne, and Dawn M. Vroegop have each been determined to be an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Information provided in response to Item 4 includes amounts billed during the applicable time period for services rendered by Deloitte & Touche LLP (“Deloitte”), the registrant’s principal accountant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by Deloitte for the audit of the registrant’s annual financial statements and for services that are normally provided by Deloitte in connection with statutory and regulatory filings for the fiscal years ended December 31, 2023 and December 31, 2024 were $2,708,192 and $2,759,222, respectively.

(b) Audit-Related Fees

During the fiscal years ended December 31, 2023 and December 31, 2024, Deloitte billed $91,830 and $104,238, respectively, for assurance and related services that relate directly to the operations and financial reporting of the registrant, the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant. Represent fees for services rendered to the registrant for Rule 17f-2 security count procedures for select portfolios for the years ended December 31, 2023 and 2024.

(c) Tax Fees

The aggregate fees billed for professional services rendered by Deloitte for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended December 31, 2023 and December 31, 2024 were $312,866 and $318,050, respectively. Represent fees for services rendered to the registrant for review of tax returns for the fiscal years ended December 31, 2023 and December 31, 2024.

During the fiscal years ended December 31, 2023 and December 31, 2024, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by Deloitte to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(d) All Other Fees

The registrant was not billed for any other products or services provided by Deloitte for the fiscal years ended December 31, 2023 and December 31, 2024 other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended December 31, 2023 and December 31, 2024, no fees for other products or services that relate directly to the operations and financial reporting of the registrant, other than the services reported in paragraphs (a) through (c) above, were billed by Deloitte to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(e)(1) The registrant’s Audit Committee has established pre-approval procedures pursuant to paragraph (c)(7)(i)(B) of Rule 2-01 of Regulation S-X, which include regular pre-approval procedures and interim pre-approval procedures. Under the regular pre-approval procedures, the Audit Committee pre-approves at its regularly scheduled meetings audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. Under the interim pre-approval procedures, any member of the Audit Committee who is an independent Trustee is authorized to pre-approve proposed services that arise between regularly scheduled Audit Committee meetings and that need to commence prior to the next regularly scheduled Audit Committee meeting. Such Audit Committee member must report to the Audit Committee at its next regularly scheduled meeting on the pre-approval decision.

(2) Not applicable.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and adviser affiliates that provide ongoing services to the registrant for 2023 and 2024 were $105,265 and $137,630, respectively.

(h) The Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Brighthouse Funds Trust I
Annual Financial Statements
December 31, 2024

Brighthouse Funds Trust I
Table of Contents

Section ASchedule of Investments (Item 6), Financial Statements and Financial Highlights (Item 7)
Glossary of Abbreviations	BHFTI-2
AB Global Dynamic Allocation Portfolio	BHFTI-3
AB International Bond Portfolio	BHFTI-32
Allspring Mid Cap Value Portfolio	BHFTI-52
American Funds® Balanced Allocation Portfolio	BHFTI-59
American Funds® Growth Allocation Portfolio	BHFTI-64
American Funds® Growth Portfolio	BHFTI-69
American Funds® Moderate Allocation Portfolio	BHFTI-73
BlackRock Global Tactical Strategies Portfolio	BHFTI-78
BlackRock High Yield Portfolio	BHFTI-88
Brighthouse Asset Allocation 100 Portfolio	BHFTI-121
Brighthouse Balanced Plus Portfolio	BHFTI-127
Brighthouse Small Cap Value Portfolio	BHFTI-137
Brighthouse/Artisan International Portfolio	BHFTI-146
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-153
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-169
Brighthouse/Templeton International Bond Portfolio	BHFTI-188
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-198
CBRE Global Real Estate Portfolio	BHFTI-208
Harris Oakmark International Portfolio	BHFTI-216
Invesco Balanced-Risk Allocation Portfolio	BHFTI-224
Invesco Comstock Portfolio	BHFTI-232
Invesco Global Equity Portfolio	BHFTI-241
Invesco Small Cap Growth Portfolio	BHFTI-248
JPMorgan Core Bond Portfolio	BHFTI-256
JPMorgan Global Active Allocation Portfolio	BHFTI-277
JPMorgan Small Cap Value Portfolio	BHFTI-308
Loomis Sayles Global Allocation Portfolio	BHFTI-320
Loomis Sayles Growth Portfolio	BHFTI-337
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-344
MFS® Research International Portfolio	BHFTI-350
Morgan Stanley Discovery Portfolio	BHFTI-358
PanAgora Global Diversified Risk Portfolio	BHFTI-368
PIMCO Inflation Protected Bond Portfolio	BHFTI-387
PIMCO Total Return Portfolio	BHFTI-404
Schroders Global Multi-Asset Portfolio	BHFTI-436
SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-457
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	BHFTI-470
SSGA Growth and Income ETF Portfolio	BHFTI-483
SSGA Growth ETF Portfolio	BHFTI-491
T. Rowe Price Large Cap Value Portfolio	BHFTI-499
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-508
TCW Core Fixed Income Portfolio	BHFTI-518
Victory Sycamore Mid Cap Value Portfolio	BHFTI-530
Western Asset Management Government Income Portfolio	BHFTI-538
Section BNotes to Financial Statements	BHFTI-550
Section CReport of Independent Registered Public Accounting Firm	BHFTI-575
Section DBoard of Trustees’ Consideration of Advisory and Sub-Advisory Agreements (Item 11)	BHFTI-577
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8)
Not applicable
Proxy Disclosures for Open-End Management Investment Companies (Item 9)
Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Brighthouse Funds Trust I
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBH)	— Brown Brothers Harriman & Co.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSC)	— Goldman Sachs & Co.
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MBL)	— Macquarie Bank, Ltd.
(MLI)	— Merrill Lynch International
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DKK)	— Danish Krone
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HKD)	— Hong Kong Dollar
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(ILS)	— Israeli Shekel
(INR)	— Indian Rupee
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Peso
(MYR)	— Malaysian Ringgit
(NOK)	— Norwegian Krone
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(RSD)	— Serbian Dinar
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BBSW)	— Australian 3 Month Bank Bill Rate
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CDX.NA.IG)	— Markit North America Investment Grade CDS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(CPALEMU)	— Euro Area All Items Index Non-Seasonally Adjusted
(CPI)	— Consumer Price Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(ECOFC)	— Enterprise 11th District COFI Replacement Index
(ESTR)	— Euro Short Term Rate
(EURIBOR)	— Euro Interbank Offered Rate
(FEDL)	— Federal Funds Rate
(FRCPXT)	— France Consumer Price ex-Tobacco Index
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(ITRX.AUS)	— Markit iTraxx Australia Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(MTA)	— Monthly Treasury Average Index
(NZDBB)	— New Zealand Dollar Bank Bill Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(USTBMM)	— U.S. Treasury Bill Money Market Yield
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(NVDR)	— Non-Voting Depository Receipts
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTI-2

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—52.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.0%
Airbus SE	8,444	$1,345,818
Axon Enterprise, Inc. (a)	912	542,020
BAE Systems PLC	42,932	615,902
Boeing Co. (a)	9,408	1,665,216
Dassault Aviation SA	279	56,816
Elbit Systems Ltd.	379	99,334
General Dynamics Corp.	3,248	855,816
General Electric Co.	13,621	2,271,847
Howmet Aerospace, Inc.	5,113	559,209
Huntington Ingalls Industries, Inc.	492	92,973
Kongsberg Gruppen ASA	1,250	140,608
L3Harris Technologies, Inc.	2,387	501,938
Leonardo SpA	5,750	154,761
Lockheed Martin Corp.	2,655	1,290,171
Melrose Industries PLC	18,322	126,981
MTU Aero Engines AG	765	255,093
Northrop Grumman Corp.	1,724	809,056
Rheinmetall AG	619	394,015
Rolls-Royce Holdings PLC (a)	120,822	859,641
RTX Corp.	16,751	1,938,426
Saab AB - Class B	4,551	95,987
Safran SA	5,160	1,127,182
Singapore Technologies Engineering Ltd.	22,071	75,269
Textron, Inc.	2,335	178,604
Thales SA	1,316	187,762
TransDigm Group, Inc.	708	897,234
		17,137,679
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,488	153,740
Deutsche Post AG	14,490	510,092
DSV AS	2,904	614,832
Expeditors International of Washington, Inc.	1,762	195,177
FedEx Corp.	2,829	795,882
InPost SA (a)	3,196	54,664
SG Holdings Co. Ltd.	4,526	43,158
United Parcel Service, Inc. - Class B	9,204	1,160,624
		3,528,169
Automobile Components — 0.1%
Aisin Corp.	7,498	83,747
Aptiv PLC (a)	3,325	201,096
BorgWarner, Inc. (b)	2,752	87,486
Bridgestone Corp. (b)	8,071	271,342
Cie Generale des Etablissements Michelin SCA	9,490	311,618
Continental AG	1,563	104,964
Denso Corp.	26,834	372,309
Sumitomo Electric Industries Ltd.	10,101	180,193
		1,612,755
Automobiles — 1.2%
Bayerische Motoren Werke AG	4,118	336,945
Ferrari NV	1,791	768,413
Ford Motor Co.	49,127	486,357
General Motors Co.	13,839	737,204
Honda Motor Co. Ltd.	63,747	599,405
Security Description	Shares	Value
Automobiles—(Continued)
Isuzu Motors Ltd.	7,992	$108,304
Mercedes-Benz Group AG	10,639	592,919
Nissan Motor Co. Ltd. (b)	31,661	95,190
Renault SA	2,731	132,322
Stellantis NV	27,914	366,352
Subaru Corp.	8,326	146,718
Suzuki Motor Corp.	22,318	253,172
Tesla, Inc. (a)	35,147	14,193,764
Toyota Motor Corp.	145,842	2,874,876
Yamaha Motor Co. Ltd. (b)	13,082	115,063
		21,807,004
Banks — 2.7%
ABN AMRO Bank NV	6,509	100,404
AIB Group PLC	26,468	146,074
ANZ Group Holdings Ltd.	42,311	745,681
Banco Bilbao Vizcaya Argentaria SA	81,874	801,735
Banco BPM SpA	18,298	147,993
Banco de Sabadell SA	77,293	150,301
Banco Santander SA	220,147	1,018,259
Bank Hapoalim BM	17,957	217,011
Bank Leumi Le-Israel BM	21,418	254,697
Bank of America Corp.	84,010	3,692,239
Bank of Ireland Group PLC	14,268	130,106
Banque Cantonale Vaudoise	428	39,365
Barclays PLC	206,459	691,398
BNP Paribas SA	14,458	885,460
BOC Hong Kong Holdings Ltd.	52,314	168,061
BPER Banca SpA	14,138	89,784
CaixaBank SA	56,785	308,017
Chiba Bank Ltd.	8,093	62,909
Citigroup, Inc.	23,802	1,675,423
Citizens Financial Group, Inc.	5,546	242,693
Commerzbank AG	13,462	219,261
Commonwealth Bank of Australia	23,782	2,249,897
Concordia Financial Group Ltd.	14,956	82,840
Credit Agricole SA	15,119	208,152
Danske Bank AS	9,798	277,208
DBS Group Holdings Ltd.	28,167	900,954
DNB Bank ASA	12,721	253,621
Erste Group Bank AG	4,783	295,521
Fifth Third Bancorp	8,439	356,801
FinecoBank Banca Fineco SpA	8,681	151,692
Hang Seng Bank Ltd.	10,703	131,682
HSBC Holdings PLC	258,691	2,542,337
Huntington Bancshares, Inc.	18,284	297,481
ING Groep NV	46,928	733,801
Intesa Sanpaolo SpA	207,781	831,042
Israel Discount Bank Ltd. - Class A	17,575	120,262
Japan Post Bank Co. Ltd.	20,557	195,333
JPMorgan Chase & Co.	35,431	8,493,165
KBC Group NV	3,260	250,974
KeyCorp	12,475	213,821
Lloyds Banking Group PLC	871,342	594,407
M&T Bank Corp.	2,088	392,565
Mediobanca Banca di Credito Finanziario SpA	7,100	103,451
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-3

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.	157,778	$1,850,327
Mizrahi Tefahot Bank Ltd.	2,203	95,340
Mizuho Financial Group, Inc.	34,302	836,889
National Australia Bank Ltd.	43,677	1,000,422
NatWest Group PLC	100,287	504,781
Nordea Bank Abp	44,821	485,828
Oversea-Chinese Banking Corp. Ltd.	47,871	584,582
PNC Financial Services Group, Inc.	4,994	963,093
Regions Financial Corp.	11,438	269,022
Resona Holdings, Inc.	29,661	215,843
Shizuoka Financial Group, Inc.	6,151	49,772
Skandinaviska Enskilda Banken AB - Class A	22,542	308,883
Societe Generale SA	10,232	286,485
Standard Chartered PLC	29,850	367,716
Sumitomo Mitsui Financial Group, Inc.	52,979	1,275,792
Sumitomo Mitsui Trust Group, Inc.	9,178	215,437
Svenska Handelsbanken AB - A Shares	20,719	214,034
Swedbank AB - A Shares	12,060	237,882
Truist Financial Corp.	16,707	724,750
U.S. Bancorp	19,633	939,046
UniCredit SpA	20,930	835,620
United Overseas Bank Ltd.	17,875	475,736
Wells Fargo & Co.	41,902	2,943,196
Westpac Banking Corp.	48,851	974,948
		48,119,302
Beverages — 0.6%
Anheuser-Busch InBev SA	12,765	638,711
Asahi Group Holdings Ltd.	20,527	215,123
Brown-Forman Corp. - Class B (b)	2,292	87,050
Carlsberg AS - Class B	1,357	129,993
Coca-Cola Co.	48,792	3,037,790
Coca-Cola Europacific Partners PLC	2,943	226,052
Coca-Cola HBC AG	3,086	105,345
Constellation Brands, Inc. - Class A	1,965	434,265
Davide Campari-Milano NV	8,746	54,920
Diageo PLC	31,614	1,004,593
Heineken Holding NV	1,841	110,070
Heineken NV	4,091	290,479
Keurig Dr. Pepper, Inc.	14,169	455,108
Kirin Holdings Co. Ltd. (b)	11,083	143,829
Molson Coors Beverage Co. - Class B	2,198	125,989
Monster Beverage Corp. (a)	8,812	463,159
PepsiCo, Inc.	17,267	2,625,620
Pernod Ricard SA	2,879	321,994
Suntory Beverage & Food Ltd.	1,965	62,374
Treasury Wine Estates Ltd.	11,528	80,843
		10,613,307
Biotechnology — 0.7%
AbbVie, Inc.	22,240	3,952,048
Amgen, Inc.	6,765	1,763,230
Argenx SE (a)	849	524,199
Biogen, Inc. (a)	1,834	280,455
CSL Ltd.	6,880	1,198,465
Genmab AS (a)	893	186,081
Security Description	Shares	Value
Biotechnology—(Continued)
Gilead Sciences, Inc.	15,684	$1,448,731
Grifols SA (a)	4,238	40,001
Incyte Corp. (a)	2,012	138,969
Moderna, Inc. (a)	4,262	177,214
Regeneron Pharmaceuticals, Inc. (a)	1,325	943,837
Swedish Orphan Biovitrum AB (a)	2,782	79,931
Vertex Pharmaceuticals, Inc. (a)	3,241	1,305,151
Zealand Pharma AS (a)	908	90,208
		12,128,520
Broadline Retail — 1.6%
Amazon.com, Inc. (a)	117,776	25,838,877
eBay, Inc. (b)	6,028	373,435
Global-e Online Ltd. (a)	1,423	77,596
Next PLC	1,692	201,077
Pan Pacific International Holdings Corp.	5,386	146,200
Prosus NV	19,434	770,715
Rakuten Group, Inc. (a)	21,361	115,085
Wesfarmers Ltd.	16,121	712,049
		28,235,034
Building Products — 0.3%
A.O. Smith Corp.	1,499	102,247
AGC, Inc. (b)	2,766	80,741
Allegion PLC	1,094	142,964
Assa Abloy AB - Class B	14,238	418,576
Builders FirstSource, Inc. (a)	1,448	206,963
Carrier Global Corp.	10,537	719,256
Cie de Saint-Gobain SA	6,444	567,237
Daikin Industries Ltd.	3,729	436,873
Geberit AG	475	268,073
Johnson Controls International PLC	8,368	660,486
Kingspan Group PLC	2,196	159,726
Lennox International, Inc.	403	245,548
Masco Corp.	2,715	197,027
Nibe Industrier AB - B Shares	21,530	84,348
Rockwool AS - B Shares	133	47,138
TOTO Ltd.	2,001	48,001
Trane Technologies PLC	2,832	1,045,999
		5,431,203
Capital Markets — 1.5%
3i Group PLC	13,828	614,310
Ameriprise Financial, Inc.	1,221	650,097
Amundi SA	872	57,505
ASX Ltd.	2,755	110,752
Bank of New York Mellon Corp.	9,150	702,994
Blackrock, Inc.	1,832	1,878,002
Blackstone, Inc.	9,087	1,566,781
Cboe Global Markets, Inc.	1,318	257,537
Charles Schwab Corp.	18,814	1,392,424
CME Group, Inc.	4,535	1,053,163
CVC Capital Partners PLC (a)	3,020	66,189
Daiwa Securities Group, Inc.	18,958	124,671
Deutsche Bank AG	26,920	463,939
Deutsche Boerse AG	2,675	616,393
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-4

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
EQT AB	5,290	$145,786
Euronext NV	1,111	124,521
FactSet Research Systems, Inc.	478	229,574
Franklin Resources, Inc. (b)	3,888	78,888
Futu Holdings Ltd. (ADR)	792	63,352
Goldman Sachs Group, Inc.	3,951	2,262,422
Hargreaves Lansdown PLC	5,054	69,466
Hong Kong Exchanges & Clearing Ltd.	17,127	650,181
Intercontinental Exchange, Inc.	7,226	1,076,746
Invesco Ltd.	5,656	98,867
Japan Exchange Group, Inc.	14,129	157,025
Julius Baer Group Ltd.	2,926	188,753
KKR & Co., Inc.	8,496	1,256,643
London Stock Exchange Group PLC	6,794	956,640
Macquarie Group Ltd.	5,144	706,295
MarketAxess Holdings, Inc.	475	107,369
Moody's Corp.	1,961	928,279
Morgan Stanley	15,612	1,962,741
MSCI, Inc.	986	591,610
Nasdaq, Inc.	5,208	402,630
Nomura Holdings, Inc.	42,687	248,237
Northern Trust Corp.	2,495	255,738
Partners Group Holding AG	322	437,071
Raymond James Financial, Inc.	2,303	357,725
S&P Global, Inc.	3,996	1,990,128
SBI Holdings, Inc.	3,843	96,013
Schroders PLC	11,451	46,154
Singapore Exchange Ltd.	12,119	112,923
State Street Corp.	3,689	362,075
T. Rowe Price Group, Inc.	2,796	316,200
UBS Group AG	46,736	1,425,158
		27,259,967
Chemicals — 0.8%
Air Liquide SA	8,217	1,328,464
Air Products & Chemicals, Inc.	2,798	811,532
Akzo Nobel NV	2,426	145,667
Albemarle Corp. (b)	1,479	127,312
Arkema SA	800	61,005
Asahi Kasei Corp.	17,835	122,845
BASF SE	12,679	557,539
Celanese Corp. (b)	1,376	95,233
CF Industries Holdings, Inc.	2,190	186,851
Clariant AG	3,065	34,181
Corteva, Inc.	8,650	492,704
Covestro AG (a)	2,551	153,262
Croda International PLC	1,885	79,852
Dow, Inc.	8,811	353,585
DSM-Firmenich AG	2,642	266,763
DuPont de Nemours, Inc.	5,260	401,075
Eastman Chemical Co.	1,459	133,236
Ecolab, Inc.	3,172	743,263
EMS-Chemie Holding AG	100	67,345
Evonik Industries AG	3,641	63,100
FMC Corp. (b)	1,571	76,366
Givaudan SA	131	574,080
Security Description	Shares	Value
Chemicals—(Continued)
ICL Group Ltd.	10,997	$54,401
International Flavors & Fragrances, Inc.	3,233	273,350
Linde PLC	5,992	2,508,671
LyondellBasell Industries NV - Class A	3,270	242,863
Mitsubishi Chemical Group Corp.	19,265	96,944
Mitsui Chemicals, Inc.	2,413	52,655
Mosaic Co.	3,998	98,271
Nippon Paint Holdings Co. Ltd.	13,504	87,594
Nippon Sanso Holdings Corp.	2,449	68,011
Nitto Denko Corp.	10,091	168,744
Novonesis (Novozymes) - B Shares	5,006	282,510
Orica Ltd.	7,027	72,205
PPG Industries, Inc.	2,920	348,794
Sherwin-Williams Co.	2,916	991,236
Shin-Etsu Chemical Co. Ltd.	25,568	845,529
Sika AG	2,166	514,724
Syensqo SA	1,053	77,073
Symrise AG	1,886	200,519
Toray Industries, Inc.	19,704	124,286
Yara International ASA	2,352	62,181
		14,045,821
Commercial Services & Supplies — 0.2%
Brambles Ltd.	19,785	235,208
Cintas Corp.	4,314	788,168
Copart, Inc. (a)	11,033	633,184
Dai Nippon Printing Co. Ltd.	5,487	76,912
Rentokil Initial PLC	35,860	178,142
Republic Services, Inc.	2,562	515,423
Rollins, Inc.	3,535	163,847
Secom Co. Ltd.	5,936	200,516
Securitas AB - B Shares	6,987	86,447
TOPPAN Holdings, Inc.	3,379	89,430
Veralto Corp.	3,112	316,957
Waste Management, Inc.	4,597	927,629
		4,211,863
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	13,001	1,437,000
Cisco Systems, Inc.	50,164	2,969,709
F5, Inc. (a)	731	183,825
Juniper Networks, Inc.	4,167	156,054
Motorola Solutions, Inc.	2,103	972,070
Nokia OYJ	75,755	334,700
Telefonaktiebolaget LM Ericsson - B Shares	39,461	318,977
		6,372,335
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA	2,509	125,911
Bouygues SA	2,694	79,532
Eiffage SA	1,044	91,629
Ferrovial SE	6,760	283,750
Kajima Corp.	5,605	101,677
Obayashi Corp.	9,180	121,116
Quanta Services, Inc.	1,858	587,221
Skanska AB - B Shares	4,834	101,643
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-5

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Construction & Engineering—(Continued)
Taisei Corp.	2,351	$98,669
Vinci SA	7,107	729,394
		2,320,542
Construction Materials — 0.1%
Heidelberg Materials AG	1,940	239,674
Holcim AG	7,404	709,929
James Hardie Industries PLC (a)	6,100	188,254
Martin Marietta Materials, Inc.	769	397,189
Vulcan Materials Co.	1,662	427,516
		1,962,562
Consumer Finance — 0.2%
American Express Co.	7,004	2,078,717
Capital One Financial Corp.	4,801	856,114
Discover Financial Services	3,160	547,407
Synchrony Financial	4,900	318,500
		3,800,738
Consumer Staples Distribution & Retail — 0.8%
Aeon Co. Ltd.	9,244	216,478
Carrefour SA	7,706	109,604
Coles Group Ltd.	19,039	222,639
Costco Wholesale Corp.	5,576	5,109,121
Dollar General Corp.	2,768	209,870
Dollar Tree, Inc. (a) (b)	2,543	190,572
Endeavour Group Ltd.	21,627	56,232
J Sainsbury PLC	25,116	85,892
Jeronimo Martins SGPS SA	4,023	76,881
Kesko OYJ - B Shares	3,880	73,125
Kobe Bussan Co. Ltd.	2,127	46,752
Koninklijke Ahold Delhaize NV	13,202	430,554
Kroger Co. (b)	8,377	512,253
Marks & Spencer Group PLC	29,140	136,561
MatsukiyoCocokara & Co.	4,750	69,107
Seven & i Holdings Co. Ltd.	31,497	493,741
Sysco Corp.	6,182	472,676
Target Corp.	5,798	783,774
Tesco PLC	97,338	448,053
Walgreens Boots Alliance, Inc.	9,032	84,269
Walmart, Inc.	54,627	4,935,549
Woolworths Group Ltd.	17,353	327,085
		15,090,788
Containers & Packaging — 0.1%
Amcor PLC	18,190	171,168
Avery Dennison Corp.	1,011	189,189
Ball Corp.	3,756	207,068
International Paper Co. (b)	4,372	235,301
Packaging Corp. of America	1,128	253,947
SIG Group AG	4,345	85,569
Smurfit WestRock PLC (b)	6,219	334,955
		1,477,197
Security Description	Shares	Value
Distributors — 0.0%
D'ieteren Group	305	$50,774
Genuine Parts Co.	1,750	204,330
LKQ Corp.	3,272	120,246
Pool Corp. (b)	479	163,310
		538,660
Diversified Consumer Services — 0.0%
Pearson PLC	8,519	136,554
Diversified REITs — 0.3%
abrdn Property Income Trust Ltd.	28,588	2,469
Activia Properties, Inc.	35	72,893
AEW U.K. REIT PLC	8,069	10,147
Alexander & Baldwin, Inc.	3,679	65,265
American Assets Trust, Inc.	2,422	63,602
Argosy Property Ltd.	42,796	23,944
Armada Hoffler Properties, Inc.	3,985	40,767
British Land Co. PLC	50,897	228,550
Broadstone Net Lease, Inc.	9,533	151,193
Charter Hall Group	24,040	213,888
Charter Hall Long Wale REIT	33,627	77,858
Covivio SA	3,545	179,117
Cromwell European Real Estate Investment Trust	16,390	26,825
Custodian Property Income REIT PLC	20,743	19,946
Daiwa House REIT Investment Corp.	114	167,728
Empire State Realty Trust, Inc. - Class A	6,890	71,105
Essential Properties Realty Trust, Inc. (b)	8,867	277,360
Global Net Lease, Inc. (b)	10,147	74,073
GPT Group	124,955	338,070
Growthpoint Properties Australia Ltd.	13,848	20,404
H&R Real Estate Investment Trust	13,147	84,875
Hankyu Hanshin REIT, Inc.	34	26,319
Heiwa Real Estate REIT, Inc.	53	40,493
Hulic Reit, Inc.	65	56,658
ICADE	1,660	39,298
KDX Realty Investment Corp.	204	193,211
Land Securities Group PLC	48,035	350,436
LondonMetric Property PLC	100,739	226,639
Merlin Properties Socimi SA	22,303	234,802
Mirai Corp.	95	24,599
Mirvac Group	257,170	298,593
Mori Trust Reit, Inc.	128	50,045
NIPPON REIT Investment Corp.	88	42,480
Nomura Real Estate Master Fund, Inc.	226	197,379
NTT UD REIT Investment Corp.	73	55,494
OUE Real Estate Investment Trust	109,850	22,902
Picton Property Income Ltd.	27,773	22,251
Schroder Real Estate Investment Trust Ltd.	24,936	15,826
Sekisui House Reit, Inc.	211	103,334
SK REITs Co. Ltd.	9,320	27,947
Star Asia Investment Corp.	128	41,873
Stockland	155,608	462,888
Stride Property Group	28,395	20,794
Sunlight Real Estate Investment Trust	50,020	11,988
Suntec Real Estate Investment Trust	108,578	93,006
Takara Leben Real Estate Investment Corp.	46	25,325
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-6

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified REITs—(Continued)
Tokyu REIT, Inc.	47	$46,840
United Urban Investment Corp.	150	133,928
WP Carey, Inc. (b)	11,033	601,078
		5,676,505
Diversified Telecommunication Services — 0.5%
AT&T, Inc. (c)	90,303	2,056,199
BT Group PLC	91,911	165,705
Cellnex Telecom SA (a)	7,527	237,279
Deutsche Telekom AG	49,600	1,484,387
Elisa OYJ	2,021	87,434
HKT Trust & HKT Ltd.	53,578	66,227
Infrastrutture Wireless Italiane SpA	4,774	48,525
Koninklijke KPN NV	55,242	201,048
Nippon Telegraph & Telephone Corp.	424,441	424,667
Orange SA	26,451	262,920
Singapore Telecommunications Ltd.	105,561	237,667
Swisscom AG	368	204,399
Telecom Italia SpA (a) (b)	141,551	36,142
Telefonica SA (b)	56,380	229,720
Telenor ASA	8,748	97,537
Telia Co. AB	33,518	93,123
Telstra Group Ltd.	57,456	142,398
Verizon Communications, Inc.	52,979	2,118,630
		8,194,007
Electric Utilities — 0.7%
Acciona SA	351	39,523
Alliant Energy Corp.	3,229	190,963
American Electric Power Co., Inc.	6,702	618,125
BKW AG	300	49,640
Chubu Electric Power Co., Inc.	9,108	95,300
CK Infrastructure Holdings Ltd.	8,905	66,214
CLP Holdings Ltd.	23,215	195,188
Constellation Energy Corp.	3,936	880,523
Duke Energy Corp.	9,722	1,047,448
Edison International	4,872	388,980
EDP SA	44,584	142,499
Elia Group SA	418	32,129
Endesa SA	4,512	97,033
Enel SpA	115,543	826,467
Entergy Corp.	5,397	409,201
Evergy, Inc. (b)	2,894	178,126
Eversource Energy	4,611	264,810
Exelon Corp.	12,646	475,995
FirstEnergy Corp.	6,455	256,780
Fortum OYJ	6,374	89,231
Iberdrola SA	85,911	1,182,990
Kansai Electric Power Co., Inc.	9,953	112,086
Mercury NZ Ltd.	9,940	32,550
NextEra Energy, Inc.	25,880	1,855,337
NRG Energy, Inc.	2,549	229,971
Origin Energy Ltd.	24,470	165,043
PG&E Corp.	27,514	555,233
Pinnacle West Capital Corp. (b)	1,431	121,306
Power Assets Holdings Ltd.	19,583	136,772
Security Description	Shares	Value
Electric Utilities—(Continued)
PPL Corp.	9,288	$301,488
Redeia Corp. SA	5,765	98,491
Southern Co.	13,789	1,135,111
SSE PLC	15,685	314,784
Terna - Rete Elettrica Nazionale	19,990	157,868
Tokyo Electric Power Co. Holdings, Inc. (a)	21,682	64,643
Verbund AG	967	70,107
Xcel Energy, Inc. (b)	7,227	487,967
		13,365,922
Electrical Equipment — 0.6%
ABB Ltd.	22,474	1,208,901
AMETEK, Inc.	2,911	524,737
Eaton Corp. PLC	4,974	1,650,721
Emerson Electric Co.	7,176	889,322
Fuji Electric Co. Ltd.	1,899	101,620
Fujikura Ltd.	3,600	147,167
GE Vernova, Inc.	3,472	1,142,045
Generac Holdings, Inc. (a)	749	116,133
Hubbell, Inc.	675	282,751
Legrand SA	3,725	360,490
Mitsubishi Electric Corp.	26,987	457,399
NIDEC Corp.	11,901	213,609
Prysmian SpA	3,990	255,979
Rockwell Automation, Inc.	1,421	406,108
Schneider Electric SE	7,771	1,920,966
Siemens Energy AG (a)	9,084	474,010
Vestas Wind Systems AS (a)	14,345	196,487
		10,348,445
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. - Class A	15,173	1,053,765
CDW Corp.	1,677	291,865
Corning, Inc.	9,698	460,849
Halma PLC	5,393	180,519
Hexagon AB - B Shares	29,492	279,815
Jabil, Inc. (b)	1,420	204,338
Keyence Corp.	2,750	1,118,982
Keysight Technologies, Inc. (a)	2,184	350,816
Kyocera Corp.	18,250	180,902
Murata Manufacturing Co. Ltd.	24,020	383,897
Omron Corp.	2,478	83,202
Shimadzu Corp.	3,348	94,102
TDK Corp.	27,580	354,983
TE Connectivity PLC	3,765	538,282
Teledyne Technologies, Inc. (a)	587	272,444
Trimble, Inc. (a)	3,073	217,138
Yokogawa Electric Corp.	3,227	68,611
Zebra Technologies Corp. - Class A (a)	649	250,657
		6,385,167
Energy Equipment & Services — 0.1%
Baker Hughes Co.	12,453	510,822
Halliburton Co.	11,056	300,613
Schlumberger NV	17,772	681,378
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-7

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Tenaris SA	5,782	$109,009
		1,601,822
Entertainment — 0.7%
Bollore SE	10,130	62,159
Capcom Co. Ltd.	4,897	106,748
CTS Eventim AG & Co. KGaA	886	74,905
Electronic Arts, Inc.	3,004	439,485
Konami Group Corp.	1,420	131,994
Live Nation Entertainment, Inc. (a) (b)	1,973	255,504
Netflix, Inc. (a)	5,380	4,795,302
Nexon Co. Ltd.	4,756	70,995
Nintendo Co. Ltd.	14,787	861,325
Sea Ltd. (ADR) (a)	5,259	557,980
Spotify Technology SA (a)	2,177	973,946
Take-Two Interactive Software, Inc. (a)	2,056	378,468
Toho Co. Ltd.	1,581	61,525
Universal Music Group NV (b)	11,693	298,398
Walt Disney Co.	22,791	2,537,778
Warner Bros Discovery, Inc. (a) (b)	28,095	296,964
		11,903,476
Financial Services — 1.7%
Adyen NV (a)	309	455,863
Apollo Global Management, Inc.	5,626	929,190
Berkshire Hathaway, Inc. - Class B (a)	23,068	10,456,263
Corpay, Inc. (a)	877	296,794
Edenred SE	3,482	113,749
Eurazeo SE	594	43,922
EXOR NV	1,413	129,058
Fidelity National Information Services, Inc.	6,775	547,217
Fiserv, Inc. (a)	7,160	1,470,807
Global Payments, Inc.	3,203	358,928
Groupe Bruxelles Lambert NV	1,180	80,666
Industrivarden AB - A Shares	1,727	54,464
Industrivarden AB - C Shares	2,280	71,817
Infratil Ltd.	13,045	91,970
Investor AB - B Shares	24,589	650,189
Jack Henry & Associates, Inc.	918	160,925
L E Lundbergforetagen AB - B Shares	1,080	48,838
M&G PLC	32,127	79,311
Mastercard, Inc. - Class A	10,316	5,432,096
Mitsubishi HC Capital, Inc.	12,505	82,830
Nexi SpA (a)	7,313	40,762
ORIX Corp.	16,417	350,975
PayPal Holdings, Inc. (a)	12,617	1,076,861
Sofina SA	219	49,550
Visa, Inc. - Class A (b)	21,748	6,873,238
Washington H Soul Pattinson & Co. Ltd.	3,394	71,723
Wise PLC - Class A (a)	9,466	126,134
		30,144,140
Food Products — 0.5%
Ajinomoto Co., Inc.	6,561	266,973
Archer-Daniels-Midland Co.	6,018	304,029
Associated British Foods PLC	4,743	121,259
Security Description	Shares	Value
Food Products—(Continued)
Barry Callebaut AG	51	$67,619
Bunge Global SA	1,757	136,624
Campbell's Co. (b)	2,472	103,527
Chocoladefabriken Lindt & Spruengli AG	2	220,355
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	14	155,161
Conagra Brands, Inc.	6,007	166,694
Danone SA	9,171	617,066
General Mills, Inc.	6,987	445,561
Hershey Co.	1,859	314,822
Hormel Foods Corp.	3,658	114,751
J.M. Smucker Co.	1,339	147,451
JDE Peet's NV	1,731	29,574
Kellanova	3,384	274,002
Kerry Group PLC - Class A	2,175	209,689
Kikkoman Corp.	9,593	106,139
Kraft Heinz Co.	11,109	341,157
Lamb Weston Holdings, Inc. (b)	1,795	119,960
Lotus Bakeries NV	6	67,005
McCormick & Co., Inc.	3,174	241,986
MEIJI Holdings Co. Ltd.	3,318	67,445
Mondelez International, Inc. - Class A	16,829	1,005,196
Mowi ASA	6,612	113,233
Nestle SA	37,231	3,052,927
Nissin Foods Holdings Co. Ltd.	2,835	68,310
Orkla ASA	9,959	86,117
Salmar ASA	938	44,574
Tyson Foods, Inc. - Class A	3,598	206,669
WH Group Ltd.	118,398	91,812
Wilmar International Ltd.	27,157	61,584
Yakult Honsha Co. Ltd.	3,627	68,641
		9,437,912
Gas Utilities — 0.0%
APA Group	18,397	79,302
Atmos Energy Corp. (b)	1,954	272,134
Hong Kong & China Gas Co. Ltd.	159,278	127,358
Osaka Gas Co. Ltd.	5,215	114,002
Snam SpA	28,650	126,730
Tokyo Gas Co. Ltd.	4,795	133,186
		852,712
Ground Transportation — 0.3%
Central Japan Railway Co.	11,020	206,386
CSX Corp.	24,270	783,193
East Japan Railway Co.	12,929	228,333
Grab Holdings Ltd. - Class A (a)	30,014	141,666
Hankyu Hanshin Holdings, Inc.	3,235	84,161
JB Hunt Transport Services, Inc.	1,002	171,001
MTR Corp. Ltd.	22,000	76,767
Norfolk Southern Corp.	2,847	668,191
Old Dominion Freight Line, Inc.	2,364	417,010
Tokyu Corp.	7,567	80,767
Uber Technologies, Inc. (a)	26,501	1,598,540
Union Pacific Corp.	7,630	1,739,945
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-8

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Ground Transportation—(Continued)
West Japan Railway Co.	6,209	$109,661
		6,305,621
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	21,828	2,468,965
Alcon, Inc.	7,099	601,158
Align Technology, Inc. (a)	883	184,114
Baxter International, Inc.	6,426	187,382
Becton Dickinson & Co.	3,638	825,353
BioMerieux	589	62,968
Boston Scientific Corp. (a)	18,548	1,656,707
Carl Zeiss Meditec AG	572	26,945
Cochlear Ltd.	930	166,593
Coloplast AS - Class B	1,792	196,216
Cooper Cos., Inc. (a)	2,506	230,377
Demant AS (a)	1,256	46,320
Dexcom, Inc. (a)	4,916	382,317
DiaSorin SpA	318	32,780
Edwards Lifesciences Corp. (a)	7,423	549,525
EssilorLuxottica SA	4,224	1,026,428
Fisher & Paykel Healthcare Corp. Ltd.	8,326	178,625
GE HealthCare Technologies, Inc.	5,750	449,535
Getinge AB - B Shares	3,249	53,297
Hologic, Inc. (a)	2,923	210,719
Hoya Corp.	4,961	616,453
IDEXX Laboratories, Inc. (a)	1,031	426,257
Insulet Corp. (a)	883	230,525
Intuitive Surgical, Inc. (a)	4,483	2,339,947
Koninklijke Philips NV (a)	11,349	287,986
Medtronic PLC	16,140	1,289,263
Olympus Corp.	16,749	249,469
ResMed, Inc.	1,847	422,390
Siemens Healthineers AG	4,006	212,400
Smith & Nephew PLC	12,423	152,676
Solventum Corp. (a)	1,739	114,878
Sonova Holding AG	720	234,371
STERIS PLC	1,242	255,306
Straumann Holding AG	1,585	198,907
Stryker Corp.	4,318	1,554,696
Sysmex Corp.	7,117	130,586
Teleflex, Inc.	585	104,118
Terumo Corp.	19,066	366,891
Zimmer Biomet Holdings, Inc.	2,505	264,603
		18,988,046
Health Care Providers & Services — 0.8%
Amplifon SpA	1,769	45,390
Cardinal Health, Inc.	3,046	360,251
Cencora, Inc. (b)	2,207	495,869
Centene Corp. (a)	6,354	384,925
Chartwell Retirement Residences (b)	13,672	143,430
Cigna Group	3,501	966,766
CVS Health Corp.	15,837	710,923
DaVita, Inc. (a)	568	84,945
Elevance Health, Inc.	2,919	1,076,819
Fresenius Medical Care AG	2,918	132,861
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Fresenius SE & Co. KGaA (a)	6,001	$208,442
HCA Healthcare, Inc.	2,295	688,844
Henry Schein, Inc. (a)	1,569	108,575
Humana, Inc.	1,515	384,371
Labcorp Holdings, Inc.	1,053	241,474
McKesson Corp.	1,598	910,716
Molina Healthcare, Inc. (a)	720	209,556
NMC Health PLC (a) (d) (e)	8,180	0
Quest Diagnostics, Inc.	1,405	211,958
Ramsay Health Care Ltd.	2,617	55,954
Sonic Healthcare Ltd.	6,484	108,190
UnitedHealth Group, Inc.	11,582	5,858,871
Universal Health Services, Inc. - Class B	739	132,591
		13,521,721
Health Care REITs — 0.6%
Aedifica SA	2,426	141,252
Alexandria Real Estate Equities, Inc.	10,778	1,051,394
American Healthcare REIT, Inc.	7,684	218,379
Assura PLC	164,203	78,805
Care Reit PLC	16,287	16,554
CareTrust REIT, Inc.	9,384	253,837
Cofinimmo SA	1,943	111,646
Health Care & Medical Investment Corp.	18	12,184
Healthcare Realty Trust, Inc. (b)	17,982	304,795
HealthCo REIT	22,773	14,365
Healthpeak Properties, Inc.	44,378	899,542
Life Science REIT PLC	17,856	8,468
LTC Properties, Inc. (b)	2,248	77,668
Medical Properties Trust, Inc. (b)	30,223	119,381
National Health Investors, Inc. (b)	2,115	146,570
NorthWest Healthcare Properties Real Estate Investment Trust (b)	11,284	34,933
Omega Healthcare Investors, Inc.	13,733	519,794
Parkway Life Real Estate Investment Trust	19,860	54,530
Primary Health Properties PLC	66,896	78,041
Sabra Health Care REIT, Inc.	11,953	207,026
Sila Realty Trust, Inc.	2,901	70,552
Target Healthcare REIT PLC	31,610	33,197
Ventas, Inc.	26,594	1,566,121
Welltower, Inc.	38,839	4,894,879
		10,913,913
Health Care Technology — 0.0%
M3, Inc.	6,240	54,421
Pro Medicus Ltd.	817	125,978
		180,399
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. (b)	11,521	176,847
CapitaLand Ascott Trust	126,308	80,496
CDL Hospitality Trusts	45,354	28,566
DiamondRock Hospitality Co. (b)	10,456	94,418
Far East Hospitality Trust	51,960	23,208
Hoshino Resorts REIT, Inc.	30	42,470
Host Hotels & Resorts, Inc. (b)	44,286	775,891
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-9

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Hotel & Resort REITs—(Continued)
Hotel Property Investments Ltd.	9,931	$23,050
Invincible Investment Corp.	389	162,914
Japan Hotel REIT Investment Corp.	260	116,134
Park Hotels & Resorts, Inc.	10,366	145,850
Pebblebrook Hotel Trust	6,035	81,774
RLJ Lodging Trust (b)	7,702	78,637
Ryman Hospitality Properties, Inc.	2,964	309,264
Summit Hotel Properties, Inc. (b)	5,304	36,332
Sunstone Hotel Investors, Inc.	10,279	121,703
Xenia Hotels & Resorts, Inc.	5,153	76,574
		2,374,128
Hotels, Restaurants & Leisure — 0.9%
Accor SA	2,769	134,100
Airbnb, Inc. - Class A (a)	5,448	715,922
Amadeus IT Group SA	6,400	450,222
Aristocrat Leisure Ltd.	8,046	339,771
Booking Holdings, Inc.	417	2,071,831
Caesars Entertainment, Inc. (a)	2,674	89,365
Carnival Corp. (a)	13,073	325,779
Chipotle Mexican Grill, Inc. (a)	17,148	1,034,024
Compass Group PLC	24,106	801,311
Darden Restaurants, Inc.	1,479	276,115
Delivery Hero SE (a)	2,652	74,639
Domino's Pizza, Inc.	435	182,596
Entain PLC	8,628	73,895
Evolution AB	2,407	184,753
Expedia Group, Inc. (a)	1,546	288,066
Galaxy Entertainment Group Ltd.	30,915	130,249
Genting Singapore Ltd.	85,487	47,890
Hilton Worldwide Holdings, Inc.	3,068	758,287
InterContinental Hotels Group PLC	2,262	281,772
La Francaise des Jeux SACA	1,448	55,622
Las Vegas Sands Corp.	4,380	224,957
Lottery Corp. Ltd.	31,622	96,531
Marriott International, Inc. - Class A	2,903	809,763
McDonald's Corp.	9,019	2,614,518
McDonald's Holdings Co. Japan Ltd.	1,221	47,921
MGM Resorts International (a) (b)	2,848	98,683
Norwegian Cruise Line Holdings Ltd. (a)	5,534	142,390
Oriental Land Co. Ltd.	15,524	335,273
PPHE Hotel Group Ltd.	997	17,593
Royal Caribbean Cruises Ltd. (b)	3,113	718,138
Sands China Ltd. (a)	34,325	92,216
Sodexo SA (b)	1,257	103,570
Starbucks Corp.	14,265	1,301,681
Whitbread PLC	2,549	93,989
Wynn Resorts Ltd.	1,164	100,290
Yum! Brands, Inc.	3,512	471,170
Zensho Holdings Co. Ltd.	1,363	77,081
		15,661,973
Household Durables — 0.3%
Barratt Developments PLC	19,582	107,435
Berkeley Group Holdings PLC	1,451	70,892
DR Horton, Inc.	3,670	513,139
Security Description	Shares	Value
Household Durables—(Continued)
Garmin Ltd.	1,933	$398,701
Lennar Corp. - Class A	3,005	409,792
Mohawk Industries, Inc. (a)	659	78,507
NVR, Inc. (a)	39	318,977
Panasonic Holdings Corp.	33,163	344,308
Persimmon PLC	4,545	67,948
PulteGroup, Inc.	2,581	281,071
SEB SA	354	31,899
Sekisui House Ltd.	8,435	200,813
Sony Group Corp.	88,759	1,875,108
Taylor Wimpey PLC	50,290	76,583
		4,775,173
Household Products — 0.5%
Church & Dwight Co., Inc.	3,083	322,821
Clorox Co.	1,558	253,035
Colgate-Palmolive Co.	10,282	934,736
Essity AB - Class B	8,663	231,618
Henkel AG & Co. KGaA	1,476	113,695
Kimberly-Clark Corp.	4,197	549,975
Procter & Gamble Co.	29,638	4,968,811
Reckitt Benckiser Group PLC	9,820	593,211
Unicharm Corp.	15,912	130,761
		8,098,663
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,948	115,161
EDP Renovaveis SA	4,432	45,949
Meridian Energy Ltd.	18,517	61,245
Orsted AS (a)	2,389	107,959
RWE AG	8,982	268,193
Vistra Corp.	4,289	591,325
		1,189,832
Industrial Conglomerates — 0.4%
3M Co.	6,853	884,654
CK Hutchison Holdings Ltd.	37,902	203,163
DCC PLC	1,405	90,249
Hikari Tsushin, Inc.	250	54,435
Hitachi Ltd.	65,847	1,618,427
Honeywell International, Inc.	8,183	1,848,458
Investment AB Latour - B Shares	2,103	52,420
Jardine Matheson Holdings Ltd.	2,260	92,494
Keppel Ltd.	20,590	103,106
Lifco AB - B Shares	3,312	95,963
Sekisui Chemical Co. Ltd.	5,341	92,166
Siemens AG	10,800	2,109,045
Smiths Group PLC	4,895	104,968
Swire Pacific Ltd. - Class A	5,865	53,230
		7,402,778
Industrial REITs — 0.8%
AIMS APAC REIT	32,560	29,800
Americold Realty Trust, Inc.	14,468	309,615
ARGAN SA	624	39,069
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-10

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
CapitaLand Ascendas REIT	235,210	$442,251
Centuria Industrial REIT	26,755	46,615
CRE Logistics REIT, Inc. (b)	31	27,055
Dexus Industria REIT	10,792	17,128
Dream Industrial Real Estate Investment Trust (b)	13,945	114,571
EastGroup Properties, Inc.	2,501	401,385
ESR Kendall Square REIT Co. Ltd.	6,127	17,600
ESR-REIT	340,457	63,567
First Industrial Realty Trust, Inc.	6,724	337,074
Frasers Logistics & Commercial Trust	146,950	94,632
GLP J-Reit	236	184,736
Goodman Group	119,491	2,637,086
Goodman Property Trust	53,284	59,919
Granite Real Estate Investment Trust	3,216	156,074
Industrial & Infrastructure Fund Investment Corp.	118	86,173
Innovative Industrial Properties, Inc.	1,424	94,895
Japan Logistics Fund, Inc.	45	75,147
LaSalle Logiport REIT	95	85,797
Lineage, Inc. (b)	3,137	183,734
LXP Industrial Trust	14,689	119,275
Mapletree Industrial Trust	100,442	162,475
Mapletree Logistics Trust	172,359	160,112
Mitsubishi Estate Logistics REIT Investment Corp.	25	55,043
Mitsui Fudosan Logistics Park, Inc.	154	99,178
Montea NV	1,041	68,274
Nippon Prologis REIT, Inc.	125	176,898
Prologis, Inc.	58,733	6,208,078
Rexford Industrial Realty, Inc.	11,210	433,379
Segro PLC	87,161	764,904
SOSiLA Logistics REIT, Inc.	36	24,084
STAG Industrial, Inc.	9,213	311,584
Terreno Realty Corp. (b)	4,828	285,528
Tritax Big Box REIT PLC	125,649	208,696
Urban Logistics REIT PLC	23,492	30,075
Warehouse REIT PLC	20,219	19,859
Warehouses De Pauw CVA	11,293	222,319
		14,853,684
Insurance — 1.4%
Admiral Group PLC	3,699	122,133
Aegon Ltd.	19,183	113,527
Aflac, Inc.	6,292	650,844
Ageas SA	2,270	110,289
AIA Group Ltd.	155,327	1,123,625
Allianz SE	5,566	1,705,663
Allstate Corp.	3,333	642,569
American International Group, Inc.	7,850	571,480
Aon PLC - Class A	2,722	977,633
Arch Capital Group Ltd.	4,716	435,523
Arthur J Gallagher & Co. (b)	2,761	783,710
ASR Nederland NV	2,252	106,804
Assurant, Inc.	645	137,527
Aviva PLC	38,027	223,148
AXA SA	25,019	889,556
Baloise Holding AG	618	111,694
Brown & Brown, Inc.	2,987	304,734
Security Description	Shares	Value
Insurance—(Continued)
Chubb Ltd.	4,718	$1,303,583
Cincinnati Financial Corp.	1,967	282,658
Dai-ichi Life Holdings, Inc.	12,894	342,525
Erie Indemnity Co. - Class A (b)	314	129,440
Everest Group Ltd.	541	196,091
Generali	13,377	378,028
Gjensidige Forsikring ASA	2,841	50,212
Globe Life, Inc.	1,056	117,765
Hannover Rueck SE	857	214,280
Hartford Financial Services Group, Inc.	3,648	399,091
Helvetia Holding AG	527	86,815
Insurance Australia Group Ltd.	33,668	176,415
Japan Post Holdings Co. Ltd.	27,296	256,636
Japan Post Insurance Co. Ltd.	2,708	49,490
Legal & General Group PLC	83,770	239,987
Loews Corp.	2,275	192,670
Marsh & McLennan Cos., Inc.	6,181	1,312,906
Medibank Pvt Ltd.	39,126	91,644
MetLife, Inc. (f)	7,320	599,362
MS&AD Insurance Group Holdings, Inc.	18,288	399,832
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,900	955,715
NN Group NV	3,846	167,495
Phoenix Group Holdings PLC	9,960	63,392
Poste Italiane SpA	6,494	91,587
Principal Financial Group, Inc.	2,648	204,982
Progressive Corp.	7,373	1,766,645
Prudential Financial, Inc.	4,480	531,014
Prudential PLC	38,295	305,302
QBE Insurance Group Ltd.	21,385	254,399
Sampo OYJ - A Shares	7,029	287,423
Sompo Holdings, Inc.	12,702	336,225
Suncorp Group Ltd.	18,073	212,118
Swiss Life Holding AG	408	314,247
Swiss Re AG	4,285	618,697
T&D Holdings, Inc.	6,921	126,263
Talanx AG	917	78,034
Tokio Marine Holdings, Inc.	26,665	954,946
Travelers Cos., Inc.	2,857	688,223
Tryg AS	4,816	101,549
Unipol Gruppo SpA	5,606	69,816
W.R. Berkley Corp.	3,789	221,732
Willis Towers Watson PLC	1,268	397,188
Zurich Insurance Group AG	2,080	1,235,852
		25,812,733
Interactive Media & Services — 2.4%
Alphabet, Inc. - Class A	73,534	13,919,986
Alphabet, Inc. - Class C (c)	59,915	11,410,213
Auto Trader Group PLC	12,714	125,856
CAR Group Ltd.	5,363	119,196
LY Corp.	40,589	107,445
Match Group, Inc. (a)	3,160	103,364
Meta Platforms, Inc. - Class A	27,435	16,063,467
REA Group Ltd.	751	108,043
Scout24 SE	1,066	93,961
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-11

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services—(Continued)
SEEK Ltd.	5,069	$70,580
		42,122,111
IT Services — 0.5%
Accenture PLC - Class A	7,864	2,766,477
Akamai Technologies, Inc. (a)	1,891	180,874
Bechtle AG	1,163	37,461
Capgemini SE	2,207	360,020
Cognizant Technology Solutions Corp. - Class A	6,240	479,856
EPAM Systems, Inc. (a)	714	166,947
Fujitsu Ltd.	23,523	413,178
Gartner, Inc. (a)	971	470,420
GoDaddy, Inc. - Class A (a)	1,767	348,753
International Business Machines Corp.	11,637	2,558,162
NEC Corp.	3,471	298,183
NEXTDC Ltd. (a)	32,620	303,097
Nomura Research Institute Ltd.	5,341	157,124
NTT Data Group Corp.	8,922	169,433
Obic Co. Ltd.	4,576	135,769
Otsuka Corp.	3,223	73,641
SCSK Corp.	2,210	46,345
TIS, Inc.	3,005	70,797
VeriSign, Inc. (a)	1,040	215,238
Wix.com Ltd. (a)	751	161,127
		9,412,902
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	8,397	199,815
Hasbro, Inc.	1,650	92,252
Shimano, Inc.	1,079	145,558
		437,625
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	3,616	485,773
Bachem Holding AG	479	30,495
Bio-Techne Corp. (b)	2,000	144,060
Charles River Laboratories International, Inc. (a)	644	118,882
Danaher Corp.	8,090	1,857,059
Eurofins Scientific SE	1,919	97,889
IQVIA Holdings, Inc. (a)	2,170	426,427
Lonza Group AG	1,026	604,643
Mettler-Toledo International, Inc. (a)	266	325,499
Qiagen NV (a)	3,152	140,533
Revvity, Inc. (b)	1,532	170,987
Sartorius Stedim Biotech	415	80,932
Thermo Fisher Scientific, Inc.	4,814	2,504,387
Waters Corp. (a)	747	277,122
West Pharmaceutical Services, Inc.	911	298,407
		7,563,095
Machinery — 0.9%
Alfa Laval AB	4,110	170,591
Alstom SA (a)	4,918	109,855
Atlas Copco AB - A Shares	38,160	583,733
Atlas Copco AB - B Shares	22,173	300,203
Security Description	Shares	Value
Machinery—(Continued)
Caterpillar, Inc.	6,076	$2,204,130
Cummins, Inc.	1,726	601,684
Daifuku Co. Ltd.	4,564	94,657
Daimler Truck Holding AG	7,014	267,717
Deere & Co.	3,202	1,356,687
Dover Corp.	1,727	323,985
Epiroc AB - A Shares	9,363	162,591
Epiroc AB - B Shares	5,540	86,148
FANUC Corp.	13,468	351,826
Fortive Corp.	4,366	327,450
GEA Group AG	2,203	109,131
Hitachi Construction Machinery Co. Ltd.	1,520	33,574
Hoshizaki Corp.	1,536	60,554
IDEX Corp.	953	199,453
Illinois Tool Works, Inc.	3,382	857,540
Indutrade AB	3,882	97,143
Ingersoll Rand, Inc.	5,072	458,813
Knorr-Bremse AG	1,031	75,136
Komatsu Ltd.	12,478	344,674
Kone OYJ - Class B	4,828	234,782
Kubota Corp.	13,339	154,143
Makita Corp.	3,364	102,452
Metso OYJ	8,833	82,777
Minebea Mitsumi, Inc.	5,132	82,404
Mitsubishi Heavy Industries Ltd.	45,509	637,459
Nordson Corp.	684	143,120
Otis Worldwide Corp.	5,027	465,550
PACCAR, Inc.	6,788	706,088
Parker-Hannifin Corp.	1,620	1,030,369
Pentair PLC	2,079	209,231
Rational AG	73	62,210
Sandvik AB	15,146	271,431
Schindler Holding AG	334	91,052
Schindler Holding AG (Participation Certificate)	578	159,246
SKF AB - B Shares	4,843	90,815
SMC Corp.	809	315,015
Snap-on, Inc.	661	224,396
Spirax Group PLC	1,046	89,258
Stanley Black & Decker, Inc.	1,940	155,763
Techtronic Industries Co. Ltd.	19,429	256,125
Toyota Industries Corp.	2,272	182,798
Trelleborg AB - B Shares	3,027	103,392
VAT Group AG	384	144,372
Volvo AB - A Shares	2,845	69,457
Volvo AB - B Shares	22,566	547,549
Wartsila OYJ Abp	7,146	126,415
Westinghouse Air Brake Technologies Corp.	2,163	410,083
Xylem, Inc.	3,058	354,789
Yangzijiang Shipbuilding Holdings Ltd.	37,000	81,059
Yaskawa Electric Corp.	3,193	81,306
		16,842,181
Marine Transportation — 0.0%
AP Moller - Maersk AS - Class A	42	67,463
AP Moller - Maersk AS - Class B	65	107,648
Kawasaki Kisen Kaisha Ltd.	5,257	75,327
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-12

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Marine Transportation—(Continued)
Kuehne & Nagel International AG	686	$156,882
Mitsui OSK Lines Ltd.	4,867	169,022
Nippon Yusen KK	6,217	206,691
SITC International Holdings Co. Ltd.	18,964	50,494
		833,527
Media — 0.2%
Charter Communications, Inc. - Class A (a)	1,217	417,151
Comcast Corp. - Class A	48,039	1,802,904
Dentsu Group, Inc.	2,864	69,948
Fox Corp. - Class A (b)	2,783	135,198
Fox Corp. - Class B	1,660	75,928
Informa PLC	18,896	188,205
Interpublic Group of Cos., Inc. (b)	4,688	131,358
News Corp. - Class A	4,769	131,338
News Corp. - Class B (b)	1,409	42,876
Omnicom Group, Inc. (b)	2,475	212,949
Paramount Global - Class B	7,488	78,325
Publicis Groupe SA	3,251	344,413
WPP PLC	15,324	158,681
		3,789,274
Metals & Mining — 0.4%
Anglo American PLC	18,052	534,837
Antofagasta PLC	5,603	110,894
ArcelorMittal SA	6,664	154,297
BHP Group Ltd.	72,101	1,759,657
BlueScope Steel Ltd.	6,233	71,900
Boliden AB	3,886	108,810
Endeavour Mining PLC	2,603	46,570
Fortescue Ltd.	24,056	269,891
Freeport-McMoRan, Inc.	18,084	688,639
Glencore PLC (a)	147,325	647,769
JFE Holdings, Inc.	8,135	91,343
Mineral Resources Ltd.	2,513	53,314
Newmont Corp.	14,328	533,288
Nippon Steel Corp.	12,840	257,836
Norsk Hydro ASA	19,980	109,940
Northern Star Resources Ltd.	16,331	156,712
Nucor Corp.	2,955	344,878
Rio Tinto Ltd.	5,273	383,499
Rio Tinto PLC	16,019	942,936
South32 Ltd.	64,337	135,783
Steel Dynamics, Inc.	1,782	203,273
Sumitomo Metal Mining Co. Ltd.	3,494	79,357
		7,685,423
Multi-Utilities — 0.3%
Ameren Corp.	3,359	299,421
CenterPoint Energy, Inc. (b)	8,202	260,249
Centrica PLC	73,261	122,511
CMS Energy Corp.	3,760	250,604
Consolidated Edison, Inc.	4,360	389,043
Dominion Energy, Inc.	10,572	569,408
DTE Energy Co.	2,606	314,675
E.ON SE	31,893	371,355
Security Description	Shares	Value
Multi-Utilities—(Continued)
Engie SA	25,946	$411,295
National Grid PLC	69,410	822,528
NiSource, Inc.	5,875	215,965
Public Service Enterprise Group, Inc.	6,270	529,752
Sembcorp Industries Ltd.	12,635	51,053
Sempra	7,971	699,216
Veolia Environnement SA	9,995	279,708
WEC Energy Group, Inc. (b)	3,981	374,373
		5,961,156
Office REITs — 0.3%
Abacus Group	25,709	17,505
Allied Properties Real Estate Investment Trust (b)	6,450	76,954
Brandywine Realty Trust (b)	8,565	47,964
BXP, Inc. (b)	9,827	730,736
Centuria Office REIT	23,572	16,053
Champion REIT	95,286	21,231
CLS Holdings PLC	7,662	7,436
COPT Defense Properties	5,690	176,106
Cousins Properties, Inc.	8,195	251,095
Cromwell Property Group	64,040	15,071
Daiwa Office Investment Corp.	27	48,710
Derwent London PLC	5,715	140,124
Dexus	54,880	226,277
Douglas Emmett, Inc. (b)	8,161	151,468
Easterly Government Properties, Inc. (b)	4,906	55,732
Gecina SA	3,291	308,431
Global One Real Estate Investment Corp. (b)	49	30,781
Great Portland Estates PLC	17,900	64,531
Helical PLC	6,046	13,043
Highwoods Properties, Inc. (b)	5,310	162,380
Ichigo Office REIT Investment Corp.	51	25,858
Inmobiliaria Colonial Socimi SA	16,792	90,020
Japan Excellent, Inc.	62	45,790
Japan Prime Realty Investment Corp. (b)	47	94,072
Japan Real Estate Investment Corp.	430	294,674
JBG SMITH Properties	4,122	63,355
JR Global Reit	5,898	11,034
Keppel REIT	120,072	76,490
Kilroy Realty Corp.	5,951	240,718
Mori Hills REIT Investment Corp.	80	62,851
Nippon Building Fund, Inc. (b)	498	387,237
NSI NV	974	19,090
One REIT, Inc.	12	17,541
Orix JREIT, Inc.	134	139,410
Paramount Group, Inc. (b)	9,324	46,061
Piedmont Office Realty Trust, Inc. - Class A	6,240	57,096
Precinct Properties Group	67,822	44,815
Prosperity REIT	60,960	9,733
Regional REIT Ltd.	8,251	11,823
Sankei Real Estate, Inc.	23	10,999
Shinhan Alpha REIT Co. Ltd.	5,150	19,721
SL Green Realty Corp.	3,562	241,931
Vornado Realty Trust (b)	8,923	375,123
Workspace Group PLC	7,023	43,165
		4,990,235
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-13

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA	4,490	$88,217
APA Corp. (b)	4,656	107,507
BP PLC	229,801	1,132,381
Chevron Corp.	21,033	3,046,420
ConocoPhillips	16,280	1,614,488
Coterra Energy, Inc.	9,271	236,781
Devon Energy Corp.	8,267	270,579
Diamondback Energy, Inc.	2,352	385,328
ENEOS Holdings, Inc.	38,732	201,284
Eni SpA	32,661	446,137
EOG Resources, Inc.	7,079	867,744
EQT Corp.	7,509	346,240
Equinor ASA	11,902	281,313
Exxon Mobil Corp.	55,313	5,950,019
Galp Energia SGPS SA	6,603	109,464
Hess Corp.	3,478	462,609
Idemitsu Kosan Co. Ltd.	12,881	84,055
Inpex Corp.	12,550	157,193
Kinder Morgan, Inc.	24,325	666,505
Marathon Petroleum Corp.	4,045	564,277
Neste OYJ	6,010	75,880
Occidental Petroleum Corp. (b)	8,503	420,133
OMV AG	2,092	80,845
ONEOK, Inc. (b)	7,352	738,141
Phillips 66	5,198	592,208
Repsol SA	16,725	203,435
Santos Ltd.	46,134	191,727
Shell PLC	88,162	2,736,844
Targa Resources Corp.	2,744	489,804
Texas Pacific Land Corp. (b)	237	262,112
TotalEnergies SE	30,664	1,703,965
Valero Energy Corp.	3,984	488,399
Williams Cos., Inc.	15,342	830,309
Woodside Energy Group Ltd.	26,973	417,179
		26,249,522
Paper & Forest Products — 0.0%
Holmen AB - B Shares	1,083	39,824
Mondi PLC	6,271	93,188
Stora Enso OYJ - R Shares	8,270	83,710
Svenska Cellulosa AB SCA - Class B	8,616	109,332
UPM-Kymmene OYJ	7,582	208,545
		534,599
Passenger Airlines — 0.1%
ANA Holdings, Inc.	2,259	40,952
Delta Air Lines, Inc.	8,069	488,175
Deutsche Lufthansa AG	8,524	54,438
Japan Airlines Co. Ltd.	2,039	32,125
Qantas Airways Ltd. (a)	10,885	60,301
Singapore Airlines Ltd.	21,047	98,925
Southwest Airlines Co.	7,548	253,764
United Airlines Holdings, Inc. (a)	4,139	401,897
		1,430,577
Security Description	Shares	Value
Personal Care Products — 0.3%
Beiersdorf AG	1,409	$180,910
Estee Lauder Cos., Inc. - Class A	2,938	220,291
Haleon PLC	109,321	514,970
Kao Corp. (b)	6,586	266,197
Kenvue, Inc.	24,129	515,154
L'Oreal SA	3,412	1,204,632
Shiseido Co. Ltd.	5,654	100,411
Unilever PLC	35,276	1,997,767
		5,000,332
Pharmaceuticals — 2.2%
Astellas Pharma, Inc.	25,683	249,167
AstraZeneca PLC	22,030	2,867,744
Bayer AG	13,956	279,144
Bristol-Myers Squibb Co.	25,525	1,443,694
Chugai Pharmaceutical Co. Ltd.	9,494	417,693
Daiichi Sankyo Co. Ltd.	24,849	683,032
Eisai Co. Ltd.	3,563	97,354
Eli Lilly & Co.	9,916	7,655,152
Galderma Group AG (a)	1,183	131,134
GSK PLC	58,895	986,471
Hikma Pharmaceuticals PLC	2,364	58,843
Ipsen SA	536	61,293
Johnson & Johnson	30,300	4,381,986
Kyowa Kirin Co. Ltd.	3,435	51,557
Merck & Co., Inc.	31,836	3,167,045
Merck KGaA	1,836	266,027
Novartis AG	28,008	2,725,801
Novo Nordisk AS - Class B	45,768	3,939,125
Ono Pharmaceutical Co. Ltd.	5,287	54,825
Orion OYJ - Class B	1,537	68,082
Otsuka Holdings Co. Ltd.	6,314	342,299
Pfizer, Inc.	71,320	1,892,120
Recordati Industria Chimica e Farmaceutica SpA	1,485	77,799
Roche Holding AG	9,984	2,794,603
Roche Holding AG (Bearer Shares)	455	135,453
Sandoz Group AG	5,816	238,120
Sanofi SA	16,228	1,569,309
Shionogi & Co. Ltd.	10,790	151,177
Takeda Pharmaceutical Co. Ltd.	22,591	598,913
Teva Pharmaceutical Industries Ltd. (ADR) (a)	16,093	354,690
UCB SA	1,796	356,425
Viatris, Inc.	15,022	187,024
Zoetis, Inc.	5,678	925,116
		39,208,217
Professional Services — 0.5%
Adecco Group AG	2,393	58,927
Automatic Data Processing, Inc.	5,128	1,501,120
Broadridge Financial Solutions, Inc.	1,471	332,578
Bureau Veritas SA	4,514	137,203
Computershare Ltd.	7,534	158,078
Dayforce, Inc. (a) (b)	1,985	144,190
Equifax, Inc.	1,560	397,566
Experian PLC	13,064	558,877
Intertek Group PLC	2,293	135,684
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-14

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Jacobs Solutions, Inc.	1,564	$208,982
Leidos Holdings, Inc.	1,679	241,877
Paychex, Inc.	4,031	565,227
Paycom Software, Inc.	612	125,442
Randstad NV	1,542	64,750
Recruit Holdings Co. Ltd.	19,891	1,383,950
RELX PLC	26,475	1,199,717
SGS SA	2,153	215,582
Teleperformance SE	777	66,643
Verisk Analytics, Inc.	1,777	489,439
Wolters Kluwer NV	3,388	561,942
		8,547,774
Real Estate Management & Development — 0.8%
abrdn European Logistics Income PLC	20,109	14,802
Aeon Mall Co. Ltd.	4,737	61,011
Allreal Holding AG	743	135,557
Amot Investments Ltd.	11,005	62,347
Aroundtown SA (a)	34,821	105,342
Atrium Ljungberg AB - B Shares	2,274	40,773
Azrieli Group Ltd.	2,468	203,869
CA Immobilien Anlagen AG (b)	1,735	41,899
CapitaLand Investment Ltd.	149,741	286,903
Castellum AB (a)	21,763	238,504
Catena AB	2,056	87,735
CBRE Group, Inc. - Class A (a)	3,786	497,064
Cibus Nordic Real Estate AB publ	3,162	50,397
City Developments Ltd.	23,416	87,575
Citycon OYJ (b)	4,699	15,649
CK Asset Holdings Ltd.	27,214	111,782
Corem Property Group AB - Class B	31,336	19,095
CoStar Group, Inc. (a)	5,159	369,333
Daito Trust Construction Co. Ltd.	828	92,074
Daiwa House Industry Co. Ltd.	8,423	257,998
Deutsche EuroShop AG	921	17,643
Deutsche Wohnen SE	2,510	59,990
Dios Fastigheter AB	5,309	37,990
Entra ASA (a)	3,633	36,908
Fabege AB	11,409	85,935
Fastighets AB Balder - B Shares (a)	43,571	302,261
FastPartner AB - Class A	2,635	15,272
Grainger PLC	37,789	106,476
Grand City Properties SA (a)	3,231	39,337
Heiwa Real Estate Co. Ltd.	1,367	37,728
Henderson Land Development Co. Ltd.	20,533	62,251
Hongkong Land Holdings Ltd.	68,192	303,228
Hufvudstaden AB - A Shares	5,468	59,897
Hulic Co. Ltd. (b)	35,869	310,458
Hysan Development Co. Ltd.	31,039	47,321
Intershop Holding AG	277	38,760
Kennedy-Wilson Holdings, Inc.	5,747	57,413
Kojamo OYJ (a)	8,055	78,338
LEG Immobilien SE	4,839	410,004
Lifestyle Communities Ltd.	5,579	29,573
Logistea AB - Class B (a)	7,863	11,658
Melisron Ltd.	1,283	114,094
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Mitsubishi Estate Co. Ltd.	75,425	$1,040,332
Mitsui Fudosan Co. Ltd.	178,221	1,417,261
Mobimo Holding AG	362	117,131
Neobo Fastigheter AB (a)	6,627	12,547
New World Development Co. Ltd.	71,396	47,439
Nomura Real Estate Holdings, Inc.	5,514	135,460
NP3 Fastigheter AB	1,731	39,164
Nyfosa AB (a)	8,086	79,179
Pandox AB	5,391	93,386
Peach Property Group AG (a) (b)	1,635	16,187
Platzer Fastigheter Holding AB - Class B	3,192	24,720
PSP Swiss Property AG	2,300	326,412
Sagax AB - Class B	14,052	287,636
Samhallsbyggnadsbolaget i Norden AB	58,929	24,180
Sino Land Co. Ltd.	233,033	235,064
Sirius Real Estate Ltd.	76,336	74,840
StorageVault Canada, Inc.	11,994	32,875
Sumitomo Realty & Development Co. Ltd.	26,001	805,404
Sun Hung Kai Properties Ltd.	92,995	893,867
Swire Properties Ltd.	53,749	109,617
Swiss Prime Site AG	4,993	543,368
TAG Immobilien AG (a)	7,718	114,659
Tokyo Tatemono Co. Ltd.	9,916	162,235
UOL Group Ltd.	25,134	95,016
VGP NV	683	50,456
Vonovia SE	46,374	1,407,398
Wallenstam AB - Class B	20,450	88,446
Wharf Holdings Ltd.	15,121	42,539
Wharf Real Estate Investment Co. Ltd.	102,174	261,322
Wihlborgs Fastigheter AB	13,518	128,405
		13,748,789
Residential REITs — 0.7%
Advance Residence Investment Corp.	68	126,368
American Homes 4 Rent - Class A	17,191	643,287
Apartment Investment & Management Co. - Class A (a)	7,030	63,903
AvalonBay Communities, Inc. (b)	9,012	1,982,370
Boardwalk Real Estate Investment Trust	2,073	92,657
Camden Property Trust	6,612	767,257
Canadian Apartment Properties REIT (b)	8,511	252,408
Care Property Invest NV	1,884	22,287
Centerspace	836	55,301
Comforia Residential REIT, Inc.	36	63,524
Daiwa Securities Living Investments Corp.	99	55,973
Elme Communities	4,501	68,730
Empiric Student Property PLC	30,791	32,147
Equity LifeStyle Properties, Inc.	9,612	640,159
Equity Residential	23,532	1,688,656
Essex Property Trust, Inc.	4,060	1,158,886
Home Invest Belgium SA	561	9,972
Home REIT PLC (a) (d) (e)	72,879	0
Independence Realty Trust, Inc. (b)	11,421	226,593
Ingenia Communities Group	18,798	53,375
InterRent Real Estate Investment Trust	7,000	49,428
Invitation Homes, Inc.	38,333	1,225,506
Irish Residential Properties REIT PLC	22,653	21,352
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-15

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Residential REITs—(Continued)
Killam Apartment Real Estate Investment Trust (b)	5,945	$70,722
Mid-America Apartment Communities, Inc.	7,384	1,141,345
NexPoint Residential Trust, Inc.	1,131	47,219
Nippon Accommodations Fund, Inc.	24	89,503
PRS REIT PLC	26,321	35,430
Residential Secure Income PLC	9,443	6,955
Samty Residential Investment Corp.	21	12,413
Social Housing Reit PLC	18,166	13,493
Starts Proceed Investment Corp.	13	14,329
Sun Communities, Inc.	6,281	772,375
UDR, Inc.	20,495	889,688
UMH Properties, Inc.	3,654	68,988
UNITE Group PLC	20,604	207,692
Veris Residential, Inc.	3,968	65,988
Xior Student Housing NV	1,877	57,442
		12,793,721
Retail REITs — 1.0%
Acadia Realty Trust (b)	5,921	143,051
AEON REIT Investment Corp.	90	72,474
Agree Realty Corp. (b)	5,441	383,318
Ascencio	263	12,872
Brixmor Property Group, Inc.	15,257	424,755
BWP Trust	27,615	55,994
CapitaLand Integrated Commercial Trust	360,790	509,524
Carmila SA	2,887	47,833
Charter Hall Retail REIT	25,012	48,665
Choice Properties Real Estate Investment Trust (b)	14,082	130,783
Crombie Real Estate Investment Trust	5,403	49,653
Curbline Properties Corp.	4,800	111,456
Eurocommercial Properties NV	2,175	49,988
Federal Realty Investment Trust (b)	5,261	588,969
First Capital Real Estate Investment Trust (b)	10,785	127,249
Fortune Real Estate Investment Trust	73,110	37,574
Frasers Centrepoint Trust	56,390	87,122
Frontier Real Estate Investment Corp.	130	64,155
Fukuoka REIT Corp.	43	39,522
Getty Realty Corp. (b)	2,549	76,801
Hamborner REIT AG	3,634	23,715
Hammerson PLC	25,240	88,332
HomeCo Daily Needs REIT	88,727	63,021
Immobiliare Grande Distribuzione SIIQ SpA (a)	3,326	8,604
InvenTrust Properties Corp.	3,917	118,019
Japan Metropolitan Fund Invest	356	203,899
Kimco Realty Corp.	42,027	984,693
Kite Realty Group Trust	10,974	276,984
Kiwi Property Group Ltd.	81,199	40,850
Klepierre SA	13,549	390,235
Lendlease Global Commercial REIT	86,944	35,014
Link REIT	166,845	705,709
LOTTE REIT Co. Ltd.	7,408	15,338
Macerich Co. (b)	11,965	238,343
Mapletree Pan Asia Commercial Trust	117,004	103,660
Mercialys SA	4,757	49,711
NETSTREIT Corp. (b)	3,930	55,610
NewRiver REIT PLC	18,337	16,796
Security Description	Shares	Value
Retail REITs—(Continued)
NNN REIT, Inc.	9,498	$387,993
Paragon REIT	55,950	36,033
Phillips Edison & Co., Inc.	6,205	232,439
Primaris Real Estate Investment Trust	4,887	52,594
Realty Income Corp. (b)	55,404	2,959,128
Regency Centers Corp. (b)	11,250	831,712
Region RE Ltd.	59,198	75,865
Retail Estates NV	641	39,377
Retail Opportunity Investments Corp. (b)	6,264	108,743
RioCan Real Estate Investment Trust	15,240	193,807
Scentre Group	338,722	720,193
Shaftesbury Capital PLC	75,892	118,885
Simon Property Group, Inc.	20,337	3,502,235
SITE Centers Corp.	2,400	36,696
SmartCentres Real Estate Investment Trust	6,602	112,341
Starhill Global REIT	74,060	27,111
Supermarket Income REIT PLC	63,310	53,890
Tanger, Inc.	5,381	183,654
Unibail-Rodamco-Westfield (a)	6,942	520,899
Urban Edge Properties	6,365	136,847
Vastned Retail NV	568	12,588
Vicinity Ltd.	247,179	321,705
Waypoint REIT Ltd.	34,272	49,439
Wereldhave NV	1,778	25,294
		17,219,759
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc. (a)	20,423	2,466,894
Advantest Corp.	10,931	624,161
Analog Devices, Inc.	6,248	1,327,450
Applied Materials, Inc.	10,375	1,687,286
ASM International NV	667	380,553
ASML Holding NV	5,678	3,993,236
BE Semiconductor Industries NV	1,095	148,091
Broadcom, Inc.	58,621	13,590,693
Disco Corp.	1,302	351,436
Enphase Energy, Inc. (a)	1,700	116,756
First Solar, Inc. (a)	1,347	237,395
Infineon Technologies AG	18,552	602,588
Intel Corp.	54,280	1,088,314
KLA Corp.	1,683	1,060,492
Kokusai Electric Corp.	2,196	29,208
Lam Research Corp.	16,193	1,169,620
Lasertec Corp.	1,133	107,164
Microchip Technology, Inc.	6,758	387,571
Micron Technology, Inc.	13,954	1,174,369
Monolithic Power Systems, Inc.	614	363,304
NVIDIA Corp.	308,711	41,456,800
NXP Semiconductors NV	3,199	664,912
ON Semiconductor Corp. (a)	5,359	337,885
QUALCOMM, Inc.	13,982	2,147,915
Renesas Electronics Corp. (a)	23,900	303,836
SCREEN Holdings Co. Ltd.	1,148	67,892
Skyworks Solutions, Inc. (b)	2,010	178,247
STMicroelectronics NV	9,708	242,141
Teradyne, Inc.	2,050	258,136
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-16

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Texas Instruments, Inc.	11,480	$2,152,615
Tokyo Electron Ltd.	6,334	959,857
		79,676,817
Software — 4.0%
Adobe, Inc. (a)	5,540	2,463,527
ANSYS, Inc. (a)	1,101	371,400
Autodesk, Inc. (a)	2,706	799,812
Cadence Design Systems, Inc. (a)	3,452	1,037,188
Check Point Software Technologies Ltd. (a)	1,250	233,375
Crowdstrike Holdings, Inc. - Class A (a)	2,929	1,002,187
CyberArk Software Ltd. (a)	613	204,221
Dassault Systemes SE	9,506	328,567
Fair Isaac Corp. (a)	306	609,225
Fortinet, Inc. (a)	8,006	756,407
Gen Digital, Inc.	6,825	186,868
Intuit, Inc.	3,528	2,217,348
Microsoft Corp. (c)	93,568	39,438,912
Monday.com Ltd. (a)	532	125,254
Nemetschek SE	820	79,410
Nice Ltd. (a)	893	152,085
Oracle Corp.	20,227	3,370,627
Oracle Corp. Japan	544	52,075
Palantir Technologies, Inc. - Class A (a)	25,797	1,951,027
Palo Alto Networks, Inc. (a) (b)	8,237	1,498,805
PTC, Inc. (a)	1,512	278,011
Roper Technologies, Inc.	1,350	701,797
Sage Group PLC	14,273	225,256
Salesforce, Inc.	12,031	4,022,324
SAP SE	14,839	3,631,595
ServiceNow, Inc. (a)	2,593	2,748,891
Synopsys, Inc. (a)	1,933	938,201
Temenos AG	801	56,434
Trend Micro, Inc.	1,792	96,618
Tyler Technologies, Inc. (a)	539	310,809
WiseTech Global Ltd.	2,613	193,360
Workday, Inc. - Class A (a)	2,681	691,778
Xero Ltd. (a)	2,061	214,303
		70,987,697
Specialized REITs — 1.3%
Abacus Storage King	27,130	18,895
American Tower Corp.	5,881	1,078,634
Arena REIT	20,055	48,387
Big Yellow Group PLC	9,564	114,915
Charter Hall Social Infrastructure REIT	17,286	27,504
Crown Castle, Inc.	5,470	496,457
CubeSmart	11,392	488,147
Digital Core REIT Management Pte. Ltd.	45,840	26,631
Digital Realty Trust, Inc.	20,800	3,688,464
EPR Properties	3,804	168,441
Equinix, Inc.	6,124	5,774,258
Extra Space Storage, Inc. (b)	13,319	1,992,523
Four Corners Property Trust, Inc. (b)	4,876	132,335
Gaming & Leisure Properties, Inc. (b)	13,262	638,698
Iron Mountain, Inc.	18,520	1,946,637
Security Description	Shares	Value
Specialized REITs—(Continued)
Keppel DC REIT	84,160	$134,341
National Storage Affiliates Trust	3,559	134,922
National Storage REIT	69,063	100,050
Public Storage	10,037	3,005,479
Safehold, Inc. (b)	2,617	48,362
Safestore Holdings PLC	10,889	87,596
SBA Communications Corp.	1,353	275,741
Shurgard Self Storage Ltd.	1,582	58,761
VICI Properties, Inc.	66,358	1,938,317
Weyerhaeuser Co.	9,144	257,404
		22,681,899
Specialty Retail — 0.8%
AutoZone, Inc. (a)	213	682,026
Avolta AG	1,301	52,032
Best Buy Co., Inc.	2,459	210,982
CarMax, Inc. (a)	1,950	159,432
Fast Retailing Co. Ltd.	2,699	911,693
H & M Hennes & Mauritz AB - B Shares (b)	8,048	108,295
Home Depot, Inc.	12,501	4,862,764
Industria de Diseno Textil SA	15,496	793,341
JD Sports Fashion PLC	36,816	44,182
Kingfisher PLC	25,926	80,432
Lowe's Cos., Inc.	7,139	1,761,905
Nitori Holdings Co. Ltd.	1,132	134,337
O'Reilly Automotive, Inc. (a)	727	862,077
Ross Stores, Inc.	4,175	631,552
TJX Cos., Inc.	14,194	1,714,777
Tractor Supply Co.	6,723	356,722
Ulta Beauty, Inc. (a)	593	257,914
Zalando SE (a)	3,187	106,894
ZOZO, Inc.	1,911	59,030
		13,790,387
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc. (c)	190,234	47,638,399
Brother Industries Ltd.	3,279	55,550
Canon, Inc.	13,298	431,605
Dell Technologies, Inc. - Class C	3,866	445,518
FUJIFILM Holdings Corp.	15,926	330,501
Hewlett Packard Enterprise Co.	16,446	351,122
HP, Inc.	12,129	395,769
Logitech International SA	2,160	177,526
NetApp, Inc.	2,577	299,138
Ricoh Co. Ltd.	7,555	85,981
Seagate Technology Holdings PLC (b)	2,662	229,757
Seiko Epson Corp.	4,082	73,640
Super Micro Computer, Inc. (a) (b)	6,338	193,182
Western Digital Corp. (a)	4,351	259,450
		50,967,138
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	2,301	565,054
Asics Corp.	9,663	188,137
Cie Financiere Richemont SA - Class A	7,638	1,161,005
Deckers Outdoor Corp. (a)	1,912	388,308
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-17

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Textiles, Apparel & Luxury Goods—(Continued)
Hermes International SCA	450	$1,073,605
Kering SA	1,057	259,049
Lululemon Athletica, Inc. (a)	1,422	543,787
LVMH Moet Hennessy Louis Vuitton SE	3,909	2,556,053
Moncler SpA	3,319	176,286
NIKE, Inc. - Class B	14,984	1,133,839
Pandora AS	1,165	213,099
Puma SE	1,500	68,617
Ralph Lauren Corp.	506	116,876
Swatch Group AG	411	74,688
Tapestry, Inc.	2,933	191,613
		8,710,016
Tobacco — 0.3%
Altria Group, Inc.	21,330	1,115,346
British American Tobacco PLC	28,307	1,026,464
Imperial Brands PLC	11,396	364,166
Japan Tobacco, Inc. (b)	17,064	438,892
Philip Morris International, Inc.	19,568	2,355,009
		5,299,877
Trading Companies & Distributors — 0.4%
AddTech AB - B Shares	3,692	100,315
AerCap Holdings NV	2,760	264,132
Ashtead Group PLC	6,212	384,225
Beijer Ref AB	5,468	80,441
Brenntag SE	1,846	110,673
Bunzl PLC	4,772	196,455
Fastenal Co.	7,210	518,471
IMCD NV	810	119,960
ITOCHU Corp.	16,904	832,043
Marubeni Corp.	20,243	303,336
Mitsubishi Corp.	47,463	776,478
Mitsui & Co. Ltd.	35,878	744,434
MonotaRO Co. Ltd.	3,543	59,545
Reece Ltd.	3,212	44,333
Rexel SA	3,178	80,224
SGH Ltd.	2,891	82,279
Sumitomo Corp.	15,497	333,191
Toyota Tsusho Corp.	9,009	158,978
United Rentals, Inc.	826	581,867
WW Grainger, Inc.	558	588,160
		6,359,540
Transportation Infrastructure — 0.0%
Aena SME SA	1,065	217,379
Aeroports de Paris SA	492	56,583
Auckland International Airport Ltd.	21,502	104,673
Getlink SE	4,297	68,408
Transurban Group	44,088	364,784
		811,827
Water Utilities — 0.0%
American Water Works Co., Inc.	2,453	305,374
Severn Trent PLC	3,838	120,435
Security Description	Shares/ Principal Amount*	Value
Water Utilities—(Continued)
United Utilities Group PLC	9,688	$127,932
		553,741
Wireless Telecommunication Services — 0.2%
KDDI Corp.	21,790	694,528
SoftBank Corp.	406,415	511,052
SoftBank Group Corp.	13,547	778,220
Tele2 AB - B Shares	7,766	76,699
T-Mobile U.S., Inc.	6,134	1,353,958
Vodafone Group PLC	315,605	269,142
		3,683,599
Total Common Stocks (Cost $627,878,088)		941,712,129

U.S. Treasury & Government Agencies—31.8%
Federal Agencies — 2.8%
Federal Farm Credit Banks Funding Corp.
4.125%, 01/22/26	2,135,000	2,129,989
4.625%, 03/05/26 (b)	1,425,000	1,430,605
Federal Home Loan Banks
4.125%, 01/15/27	1,565,000	1,562,751
4.625%, 06/06/25	13,630,000	13,647,853
4.625%, 11/17/26	5,685,000	5,721,466
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32	2,554,000	2,830,543
6.750%, 03/15/31 (b)	2,509,000	2,807,720
Federal National Mortgage Association
6.625%, 11/15/30 (b)	10,946,000	12,152,909
7.250%, 05/15/30	7,228,000	8,192,019
		50,475,855
U.S. Treasury — 29.0%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	7,184,000	4,320,677
1.250%, 05/15/50	1,326,600	628,921
2.250%, 08/15/46	14,116,700	9,113,183
2.250%, 08/15/49	3,018,100	1,868,615
2.250%, 02/15/52	10,134,700	6,144,063
2.375%, 11/15/49 (b)	3,241,800	2,059,945
2.375%, 05/15/51	13,490,500	8,483,031
2.500%, 02/15/45	3,923,400	2,722,146
2.750%, 08/15/47	1,697,200	1,193,578
2.875%, 05/15/43	3,596,200	2,723,817
2.875%, 08/15/45	21,633,500	15,956,168
2.875%, 05/15/49	2,619,500	1,856,887
2.875%, 05/15/52	6,427,100	4,494,675
3.000%, 05/15/45	1,975,000	1,492,250
3.000%, 02/15/47 (b)	2,293,600	1,699,565
3.000%, 05/15/47 (b)	2,558,200	1,890,496
3.000%, 02/15/48	1,892,700	1,388,393
3.000%, 08/15/48	6,630,600	4,842,664
3.000%, 02/15/49	1,948,700	1,417,760
3.125%, 02/15/43	6,077,800	4,801,044
3.625%, 08/15/43	5,467,900	4,631,758
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-18

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.625%, 02/15/53	1,898,200	$1,542,270
3.625%, 05/15/53	7,244,800	5,889,314
3.750%, 08/15/41	2,588,700	2,277,231
3.750%, 11/15/43	354,700	305,417
4.000%, 11/15/52	2,014,500	1,754,848
4.250%, 08/15/54	1,022,600	933,839
4.375%, 05/15/41	351,500	334,732
4.500%, 08/15/39	1,080,100	1,051,335
4.750%, 11/15/53	3,149,500	3,115,782
5.250%, 11/15/28	12,075,700	12,456,096
5.250%, 02/15/29	4,385,300	4,545,541
5.500%, 08/15/28	4,001,800	4,169,287
6.000%, 02/15/26 (g)	8,303,800	8,473,623
6.125%, 11/15/27	13,259,200	13,926,377
6.250%, 05/15/30	2,878,800	3,128,692
6.375%, 08/15/27	1,831,000	1,927,905
U.S. Treasury Notes
0.625%, 08/15/30	2,950,500	2,396,084
0.875%, 09/30/26	6,470,800	6,106,437
1.125%, 10/31/26	6,539,500	6,182,042
1.250%, 12/31/26	4,802,200	4,529,267
1.375%, 11/15/31	4,796,700	3,919,683
1.500%, 08/15/26	8,790,300	8,414,747
1.500%, 01/31/27	4,730,000	4,473,198
1.500%, 02/15/30	4,515,500	3,920,877
1.625%, 05/15/31	17,790,000	15,008,276
1.750%, 11/15/29	4,684,000	4,153,936
1.875%, 02/28/27	9,607,700	9,139,778
1.875%, 02/15/32	14,127,500	11,882,513
2.000%, 11/15/26 (g)	20,721,800	19,887,886
2.250%, 02/15/27	6,859,800	6,583,045
2.250%, 08/15/27	22,370,000	21,263,465
2.250%, 11/15/27 (g)	23,594,500	22,307,811
2.375%, 05/15/27	30,298,800	29,016,354
2.375%, 05/15/29	13,154,000	12,124,892
2.625%, 02/15/29	6,069,100	5,674,188
2.750%, 08/15/32	7,848,700	6,960,456
2.875%, 05/15/28	2,762,800	2,639,036
2.875%, 05/15/32	16,169,900	14,522,224
3.125%, 11/15/28	4,377,400	4,188,672
3.375%, 05/15/33	8,062,700	7,409,439
3.500%, 04/30/28 (b)	2,837,900	2,766,314
3.500%, 09/30/29 (b)	1,322,500	1,272,501
3.500%, 02/15/33	6,097,900	5,672,835
3.625%, 03/31/28	2,769,200	2,712,218
3.625%, 05/31/28	1,413,400	1,382,441
3.625%, 08/31/29	3,972,900	3,846,760
3.625%, 09/30/31	5,842,600	5,551,992
3.750%, 12/31/28	5,386,100	5,265,190
3.875%, 12/31/27	5,689,200	5,623,899
3.875%, 08/15/33	6,278,300	5,975,179
3.875%, 08/15/34	7,095,700	6,709,256
4.000%, 02/29/28	2,804,900	2,779,395
4.000%, 06/30/28	5,729,100	5,669,863
4.000%, 01/31/29	3,185,500	3,141,865
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.000%, 02/15/34	8,198,600	$7,849,005
4.125%, 10/31/27	4,147,900	4,131,534
4.125%, 03/31/29	3,453,300	3,419,350
4.125%, 11/15/32	6,941,500	6,770,175
4.250%, 02/28/29	5,982,100	5,954,139
4.250%, 06/30/29	3,064,900	3,047,934
4.375%, 08/31/28	9,731,800	9,739,534
4.375%, 11/30/28	3,178,900	3,180,187
4.375%, 05/15/34	7,181,500	7,071,113
4.500%, 05/31/29	3,715,100	3,732,852
4.500%, 11/15/33	8,051,400	8,014,954
4.625%, 09/30/28	3,891,900	3,928,291
4.625%, 04/30/29	9,214,500	9,302,812
		516,777,819
Total U.S. Treasury & Government Agencies (Cost $623,262,094)		567,253,674

Foreign Government—7.8%
Sovereign — 7.8%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	1,867,000	1,072,644
2.750%, 05/21/41 (AUD)	224,000	108,208
3.000%, 11/21/33 (AUD)	634,000	354,005
3.750%, 04/21/37 (AUD)	1,257,000	724,306
4.750%, 06/21/54 (AUD)	151,000	92,033
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	1,527,148	1,391,426
Zero Coupon, 08/15/50 (EUR)	1,204,444	653,053
0.500%, 02/15/26 (EUR)	4,586,214	4,667,920
1.250%, 08/15/48 (EUR)	404,000	321,837
2.200%, 02/15/34 (EUR)	616,167	631,307
2.500%, 08/15/54 (EUR)	204,000	206,981
3.250%, 07/04/42 (EUR)	515,973	582,902
4.250%, 07/04/39 (EUR)	1,677,500	2,087,097
5.500%, 01/04/31 (EUR)	2,832,600	3,475,531
Bundesschatzanweisungen
2.700%, 09/17/26 (EUR)	1,629,000	1,704,050
Canada Government Bonds
1.500%, 06/01/26 (CAD)	1,477,000	1,008,382
2.750%, 06/01/33 (CAD)	2,260,000	1,523,694
3.500%, 12/01/45 (CAD)	1,217,000	868,592
5.750%, 06/01/29 (CAD)	1,366,000	1,061,668
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	2,246,769	291,924
4.500%, 11/15/39 (DKK)	2,059,107	363,995
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	728,000	641,265
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,305,530
1.375%, 04/15/47 (144A) (EUR)	300,000	229,016
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (144A) (EUR)	309,077	258,240
0.500%, 05/25/25 (144A) (EUR)	3,110,000	3,196,007
0.500%, 05/25/26 (144A) (EUR)	7,888,399	7,979,745
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-19

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
French Republic Government Bonds OAT
1.250%, 05/25/36 (144A) (EUR)	1,718,690	$1,445,892
1.500%, 05/25/50 (144A) (EUR)	1,594,779	1,074,157
2.500%, 05/25/30 (144A) (EUR)	4,799,624	4,919,854
3.000%, 05/25/33 (144A) (EUR)	2,760,786	2,844,629
3.250%, 05/25/45 (144A) (EUR)	1,565,074	1,551,309
4.000%, 04/25/60 (144A) (EUR)	292,000	318,866
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	539,399	493,055
1.300%, 05/15/33 (EUR)	355,000	334,186
2.000%, 02/18/45 (EUR)	193,922	172,669
5.400%, 03/13/25 (EUR)	1,140,800	1,187,094
Italy Buoni Poliennali Del Tesoro
1.650%, 03/01/32 (144A) (EUR)	7,710,000	7,240,344
1.800%, 03/01/41 (144A) (EUR)	529,000	413,813
3.100%, 08/28/26 (EUR)	4,026,000	4,216,917
3.250%, 09/01/46 (144A) (EUR)	196,000	182,766
3.800%, 08/01/28 (EUR)	773,000	832,135
3.850%, 09/01/49 (144A) (EUR)	1,654,000	1,671,235
5.000%, 08/01/39 (144A) (EUR)	482,000	566,484
Japan Government Forty Year Bonds
1.700%, 03/20/54 (JPY)	245,750,000	1,382,975
Japan Government Ten Year Bonds
0.100%, 06/20/31 (JPY)	501,750,000	3,048,543
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	2,200,744
0.500%, 09/20/46 (JPY)	226,500,000	1,067,571
0.700%, 06/20/51 (JPY)	112,300,000	505,198
0.700%, 12/20/51 (JPY)	228,000,000	1,015,418
1.800%, 09/20/43 (JPY)	76,650,000	485,675
1.900%, 09/20/42 (JPY)	354,800,000	2,303,872
2.300%, 03/20/40 (JPY)	34,600,000	241,368
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	4,267,072
1.500%, 03/20/33 (JPY)	274,550,000	1,823,046
1.700%, 09/20/32 (JPY)	125,600,000	846,045
1.700%, 09/20/33 (JPY)	119,000,000	801,912
2.100%, 06/20/29 (JPY)	130,800,000	881,579
Japan Government Two Year Bonds
0.005%, 02/01/25 (JPY)	1,865,250,000	11,853,812
0.600%, 12/01/26 (JPY)	706,200,000	4,488,720
Kingdom of Belgium Government Bonds
0.800%, 06/22/27 (144A) (EUR)	569,000	569,111
0.900%, 06/22/29 (144A) (EUR)	663,616	642,776
1.250%, 04/22/33 (144A) (EUR)	1,077,905	989,480
1.600%, 06/22/47 (144A) (EUR)	967,081	718,791
4.250%, 03/28/41 (144A) (EUR)	283,894	328,144
5.000%, 03/28/35 (144A) (EUR)	132,363	160,817
Mexico Bonos
7.500%, 05/26/33 (MXN)	17,076,700	691,946
7.750%, 05/29/31 (MXN)	19,804,200	845,765
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	1,318,106	1,170,465
Zero Coupon, 01/15/52 (144A) (EUR)	233,051	119,410
2.750%, 01/15/47 (144A) (EUR)	158,682	165,604
3.750%, 01/15/42 (144A) (EUR)	537,989	632,465
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Netherlands Government Bonds
5.500%, 01/15/28 (144A) (EUR)	581,117	$660,199
New Zealand Government Bonds
2.000%, 05/15/32 (NZD)	1,082,000	520,360
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	2,934,000	218,902
Portugal Obrigacoes do Tesouro OT
2.875%, 10/20/34 (144A) (EUR)	942,000	977,537
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	786,000	697,327
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,537,149
3.150%, 06/20/44 (144A) (EUR)	775,000	813,238
4.150%, 03/15/37 (144A) (EUR)	267,000	310,936
Republic of Poland Government Bonds
5.750%, 04/25/29 (PLN)	4,439,000	1,084,295
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	252,000	181,896
2.875%, 08/01/28 (SGD)	560,000	411,695
3.375%, 09/01/33 (SGD)	497,000	377,920
Spain Government Bonds
1.000%, 10/31/50 (144A) (EUR)	759,000	448,778
1.450%, 10/31/27 (144A) (EUR)	658,000	665,037
1.950%, 07/30/30 (144A) (EUR)	3,180,000	3,184,213
2.900%, 10/31/46 (144A) (EUR)	854,000	801,741
3.550%, 10/31/33 (144A) (EUR)	849,000	918,160
4.200%, 01/31/37 (144A) (EUR)	1,652,000	1,879,220
6.000%, 01/31/29 (EUR)	683,537	805,341
Sweden Government Bonds
1.750%, 11/11/33 (SEK)	2,965,000	255,097
U.K. Gilts
0.375%, 10/22/30 (GBP)	1,592,066	1,602,875
1.000%, 01/31/32 (GBP)	5,188,787	5,174,366
1.750%, 01/22/49 (GBP)	646,490	439,200
4.250%, 12/07/46 (GBP)	3,617,100	4,019,657
Total Foreign Government (Cost $164,164,718)		138,500,226

Preferred Stocks—0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG	795	59,627
Dr. Ing hc F Porsche AG	1,618	97,872
Porsche Automobil Holding SE	2,175	81,844
Volkswagen AG	2,929	270,232
		509,575
Household Products — 0.0%
Henkel AG & Co. KGaA	2,404	211,023
Life Sciences Tools & Services — 0.0%
Sartorius AG	372	82,917
Total Preferred Stocks (Cost $1,149,636)		803,515

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-20

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Mutual Funds—0.0%
Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 0.0%
iShares U.S. Real Estate ETF	955	$88,872
Vanguard Global ex-U.S. Real Estate ETF	1,335	52,813
Total Mutual Funds (Cost $140,568)		141,685

Short-Term Investments—5.5%
Repurchase Agreement—5.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $98,460,915; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $100,412,106	98,443,141	98,443,141
Total Short-Term Investments (Cost $98,443,141)		98,443,141

Securities Lending Reinvestments (h)—1.5%
Certificates of Deposit—0.4%
Bank of America NA
4.650%, SOFR + 0.190%, 01/03/25 (i)	1,000,000	1,000,000
5.410%, 01/03/25	1,000,000	1,000,082
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (i)	1,000,000	1,000,000
4.810%, SOFR + 0.350%, 07/14/25 (i)	1,000,000	999,998
Barclays Bank PLC (NY)
4.840%, SOFR + 0.380%, 02/10/25 (i)	2,000,000	2,000,132
Sumitomo Mitsui Banking Corp.
4.590%, SOFR + 0.220%, 01/21/25 (i)	1,000,000	1,000,022
		7,000,234
Commercial Paper—0.1%
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (i)	1,000,000	1,000,059
Repurchase Agreements—1.0%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $500,124; collateralized by various Common Stock with an aggregate market value of $556,754	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $1,000,228; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $3,208,581; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $3,271,953	3,207,797	3,207,797
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $300,075; collateralized by various Common Stock with an aggregate market value of $334,632	300,000	$300,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $5,022,361; collateralized by various Common Stock with an aggregate market value of $5,556,265	5,000,000	5,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $3,000,738; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $3,060,753	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $4,601,132; collateralized by various Common Stock with an aggregate market value of $5,061,245	4,600,000	4,600,000
		17,607,797
Total Securities Lending Reinvestments (Cost $25,608,136)		25,608,090
Total Investments—99.5% (Cost $1,540,646,381)		1,772,462,460
Other assets and liabilities (net)—0.5%		9,665,853
Net Assets—100.0%		$1,782,128,313

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $33,984,674 and the collateral received consisted of cash in the amount of $25,608,336 and non-cash collateral with a value of $9,282,094. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2024, the market value of securities pledged was $66,503,327.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of December 31, 2024, the market value of securities pledged was $26,983,820.
(h)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(i)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-21

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024

indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$54,448,652, which is 3.1% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
MetLife, Inc.	$692,844	$108,674	$(352,022)	$150,563	$(697)	$599,362

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
MetLife, Inc.	$20,899	7,320
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$155,017,421	$302,315,854	$370 ,370,982	$1,161,509,894
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(10,590,436)	$—	$—	$—	$(10,590,436)
Common Stocks	(15,017,900)	—	—	—	(15,017,900)
Total Borrowings	$(25,608,336)	$—	$—	$—	$(25,608,336)
Gross amount of recognized liabilities for securities lending transactions					$(25,608,336)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	73,229,142	BBP	02/05/25	USD	47,746,499	$(2,420,066)
AUD	36,941,789	BBP	02/05/25	USD	24,086,601	(1,220,847)
AUD	4,523,661	SSBT	02/05/25	USD	2,937,465	(137,468)
CAD	58,659,161	DBAG	02/05/25	USD	41,214,360	(356,617)
CAD	6,759,161	DBAG	02/05/25	USD	4,749,037	(41,092)
CAD	9,867,145	GSBU	02/05/25	USD	7,097,557	(224,816)
CAD	6,002,844	UBSA	02/05/25	USD	4,305,636	(124,487)
DKK	4,207,729	SSBT	02/05/25	USD	596,418	(10,950)
EUR	419,693	SSBT	02/27/25	USD	437,797	(2,047)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-22

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	11,761,553	BOA	01/16/25	USD	15,144,646	$(422,016)
GBP	6,373,918	BOA	01/16/25	USD	8,127,625	(149,016)
GBP	5,945,839	BOA	01/16/25	USD	7,581,765	(139,008)
GBP	15,382,239	BBP	01/16/25	USD	19,507,986	(253,130)
GBP	8,570,876	CBNA	01/16/25	USD	10,835,713	(107,042)
GBP	19,468,520	CBNA	01/16/25	USD	24,426,087	(56,192)
GBP	6,138,442	GSBU	01/16/25	USD	7,768,327	(84,477)
GBP	189,574	SSBT	01/16/25	USD	242,014	(4,713)
GBP	299,549	SSBT	01/16/25	USD	375,865	(902)
JPY	677,157,976	BOA	02/21/25	USD	4,430,673	(104,088)
JPY	912,549,113	DBAG	02/21/25	USD	5,987,718	(157,141)
NOK	269,262,622	BBP	02/05/25	USD	24,378,998	(726,770)
NOK	23,992,024	BBP	02/05/25	USD	2,172,234	(64,757)
NOK	2,942,013	SSBT	02/05/25	USD	265,951	(7,523)
NZD	27,302,906	BOA	02/05/25	USD	15,967,286	(688,532)
PLN	4,964,555	BNP	01/24/25	USD	1,202,529	(1,368)
SEK	35,209,846	BOA	02/05/25	USD	3,228,254	(40,252)
SEK	121,046,329	MSIP	02/05/25	USD	11,003,111	(43,224)
SEK	2,786,140	SSBT	02/05/25	USD	253,541	(1,276)

Contracts to Deliver
AUD	2,846,494	BOA	02/05/25	USD	1,841,613	79,727
AUD	8,424,275	BOA	02/05/25	USD	5,474,726	260,376
AUD	28,449,613	BOA	02/05/25	USD	18,439,901	830,525
AUD	9,970,377	BBP	02/05/25	USD	6,338,344	167,008
AUD	32,890,327	BBP	02/05/25	USD	20,908,960	550,928
AUD	31,962,658	DBAG	02/05/25	USD	20,798,287	1,014,452
AUD	149,256	SSBT	02/05/25	USD	96,946	4,561
AUD	36,941,789	UBSA	02/05/25	USD	24,007,360	1,141,607
CAD	3,350,356	BOA	02/05/25	USD	2,391,661	58,045
CAD	3,408,805	BBP	02/05/25	USD	2,446,868	72,540
CAD	9,867,145	BBP	02/05/25	USD	7,082,717	209,975
CAD	12,585,298	CBNA	02/05/25	USD	9,106,583	340,572
CHF	21,093,833	UBSA	02/27/25	USD	23,793,758	415,612
DKK	8,185,906	CBNA	02/05/25	USD	1,160,436	21,442
EUR	23,300,147	BNP	01/30/25	USD	24,443,709	282,406
EUR	69,855,537	DBAG	02/27/25	USD	73,485,370	957,164
EUR	27,345,403	MSIP	01/06/25	USD	29,521,700	1,192,539
EUR	23,300,147	SSBT	01/16/25	USD	24,430,649	282,667
EUR	625,996	SSBT	02/27/25	USD	652,366	2,420
EUR	2,151,590	SSBT	02/27/25	USD	2,237,943	4,033
GBP	18,174,117	BOA	01/16/25	USD	23,401,720	652,105
GBP	11,761,553	BBP	01/16/25	USD	14,881,046	158,416
GBP	29,516,109	BBP	01/16/25	USD	37,344,608	397,552
GBP	2,036,692	SSBT	01/16/25	USD	2,550,672	1,224
JPY	500,544,671	BOA	02/21/25	USD	3,284,172	86,028
JPY	4,753,923,085	SSBT	01/09/25	USD	31,020,240	799,662
JPY	85,693,298	SSBT	02/21/25	USD	547,173	(350)
JPY	499,306,221	SSBT	02/21/25	USD	3,192,884	2,652
JPY	33,826,856	SSBT	02/21/25	USD	221,342	5,212
MXN	32,886,640	BOA	02/20/25	USD	1,612,470	48,035
NOK	15,955,290	BOA	02/05/25	USD	1,435,214	33,689
NOK	34,161,434	BOA	02/05/25	USD	3,072,897	72,131
NOK	79,714,447	BBP	02/05/25	USD	7,182,388	180,212
NOK	76,807,967	DBAG	02/05/25	USD	6,903,591	156,723
NOK	23,992,024	GSBU	02/05/25	USD	2,169,003	61,526
NOK	5,016,142	SSBT	02/05/25	USD	453,384	12,763
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-23

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	78,578,774	SSBT	02/05/25	USD	7,076,426	$174,009
NZD	16,058,388	BOA	02/05/25	USD	9,367,853	381,551
NZD	3,813,399	HSBCU	02/05/25	USD	2,205,059	71,075
NZD	775,432	SSBT	02/05/25	USD	454,695	20,762
PLN	9,608,499	BNP	01/24/25	USD	2,343,568	18,817
SEK	104,901,561	GSBU	02/05/25	USD	9,575,921	77,827
SEK	94,492,605	HSBCU	02/05/25	USD	8,612,395	56,759
SEK	641,776	SSBT	02/05/25	USD	58,997	889
SEK	5,105,825	SSBT	02/05/25	USD	465,017	2,721
SEK	26,553,724	SSBT	02/05/25	USD	2,413,217	8,966
SGD	1,004,344	SSBT	02/14/25	USD	746,472	9,764
Net Unrealized Appreciation						$3,789,502
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	03/21/25	59	EUR	2,879,790	$(54,539)
MSCI EAFE Index Mini Futures	03/21/25	11	USD	1,247,125	(31,447)
MSCI Singapore Index Futures	01/28/25	25	SGD	933,625	(1,428)
Russell 2000 Index E-Mini Futures	03/21/25	546	USD	61,419,540	(3,472,810)
S&P 500 Index E-Mini Futures	03/21/25	190	USD	56,389,625	(1,824,613)
S&P Midcap 400 Index E-Mini Futures	03/21/25	196	USD	61,675,320	(3,337,508)
S&P TSX 60 Index Futures	03/20/25	87	CAD	25,840,740	(439,797)
TOPIX Index Futures	03/13/25	41	JPY	1,142,465,000	132,466
U.K. Long Gilt Bond Futures	03/27/25	122	GBP	11,274,020	(405,948)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	03/17/25	(61)	AUD	(6,885,395)	61,951
Canada Government Bond 10 Year Futures	03/20/25	(53)	CAD	(6,498,330)	54,340
Euro-Bund Futures	03/06/25	(6)	EUR	(800,640)	3,743
FTSE 100 Index Futures	03/21/25	(178)	GBP	(14,561,290)	150,137
Hang Seng Index Futures	01/27/25	(2)	HKD	(2,008,700)	(2,230)
Japanese Government 10 Year Bond Futures	03/13/25	(27)	JPY	(3,831,300,000)	73,515
OMX Stockholm 30 Index Futures	01/17/25	(17)	SEK	(4,221,100)	9,445
SPI 200 Index Futures	03/20/25	(67)	AUD	(13,647,900)	126,701
U.S. Treasury Note 2 Year Futures	03/31/25	(106)	USD	(21,794,594)	(28,225)
U.S. Treasury Note 5 Year Futures	03/31/25	(11)	USD	(1,169,352)	(962)
U.S. Treasury Note 10 Year Futures	03/20/25	(197)	USD	(21,423,750)	108,028
U.S. Treasury Ultra Long Bond Futures	03/20/25	(49)	USD	(5,826,406)	164,973
Net Unrealized Depreciation					$(8,714,208)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Annually	4.079%	Annually	12/26/34	USD	447,520,000	$(113,804)	$—	$(113,804)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-24

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	0.000%	Maturity	03/21/25	MSIP	Swiss Market Index Futures	CHF	1,049,895	$9,966	$—	$9,966

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	OTC swap contracts at market value	$9,966		$
	Unrealized appreciation on futures contracts (a) (b)	418,749	Unrealized depreciation on futures contracts (a) (b)	9,164,372
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	11,379,669	Unrealized depreciation on forward foreign currency exchange contracts	7,590,167
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (b) (c)	113,804
	Unrealized appreciation on futures contracts (a) (b)	466,550	Unrealized depreciation on futures contracts (a) (b)	435,135
Total		$12,274,934		$17,303,478

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$2,502,212	$(1,542,912)	$—	$959,300
Barclays Bank PLC	1,736,631	(1,736,631)	—	—
BNP Paribas SA	301,223	(1,368)	—	299,855
Citibank NA	362,014	(163,234)	—	198,780
Deutsche Bank AG	2,128,339	(554,850)	—	1,573,489
Goldman Sachs Bank USA	139,353	(139,353)	—	—
HSBC Bank USA	127,834	—	—	127,834
Morgan Stanley & Co. International PLC	1,202,505	(43,224)	—	1,159,281
State Street Bank and Trust Co.	1,332,305	(165,229)	—	1,167,076
UBS AG	1,557,219	(124,487)	—	1,432,732
	$11,389,635	$(4,471,288)	$—	$6,918,347
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$1,542,912	$(1,542,912)	$—	$—
Barclays Bank PLC	4,685,570	(1,736,631)	—	2,948,939
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-25

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
BNP Paribas SA	$1,368	$(1,368)	$—	$—
Citibank NA	163,234	(163,234)	—	—
Deutsche Bank AG	554,850	(554,850)	—	—
Goldman Sachs Bank USA	309,293	(139,353)	—	169,940
Morgan Stanley & Co. International PLC	43,224	(43,224)	—	—
State Street Bank and Trust Co.	165,229	(165,229)	—	—
UBS AG	124,487	(124,487)	—	—
	$7,590,167	$(4,471,288)	$—	$3,118,879

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$27,138,289	$27,138,289
Futures contracts	815,746	48,899,980	—	—	49,715,726
Swap contracts	(40,432,909)	122,247	117,604	—	(40,193,058)
	$(39,617,163)	$49,022,227	$117,604	$27,138,289	$36,660,957

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$15,309,685	$15,309,685
Futures contracts	2,318,527	(20,911,293)	—	—	(18,592,766)
Swap contracts	(920,019)	9,966	173,114	—	(736,939)
	$1,398,508	$(20,901,327)	$173,114	$15,309,685	$(4,020,020)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$1,025,634,336
Futures contracts long	341,707,609
Futures contracts short	(166,059,022)
Swap contracts	876,203,487

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,602,510	$5,535,169	$—	$17,137,679
Air Freight & Logistics	2,305,423	1,222,746	—	3,528,169
Automobile Components	288,582	1,324,173	—	1,612,755
Automobiles	15,417,325	6,389,679	—	21,807,004
Banks	21,203,295	26,916,007	—	48,119,302
Beverages	7,455,033	3,158,274	—	10,613,307
Biotechnology	10,009,635	2,118,885	—	12,128,520
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-26

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Broadline Retail	$26,289,908	$1,945,126	$—	$28,235,034
Building Products	3,320,490	2,110,713	—	5,431,203
Capital Markets	19,841,985	7,417,982	—	27,259,967
Chemicals	8,037,604	6,008,217	—	14,045,821
Commercial Services & Supplies	3,345,208	866,655	—	4,211,863
Communications Equipment	5,718,658	653,677	—	6,372,335
Construction & Engineering	587,221	1,733,321	—	2,320,542
Construction Materials	824,705	1,137,857	—	1,962,562
Consumer Finance	3,800,738	—	—	3,800,738
Consumer Staples Distribution & Retail	12,298,084	2,792,704	—	15,090,788
Containers & Packaging	1,391,628	85,569	—	1,477,197
Distributors	487,886	50,774	—	538,660
Diversified Consumer Services	—	136,554	—	136,554
Diversified REITs	1,429,318	4,247,187	—	5,676,505
Diversified Telecommunication Services	4,174,829	4,019,178	—	8,194,007
Electric Utilities	9,397,364	3,968,558	—	13,365,922
Electrical Equipment	5,011,817	5,336,628	—	10,348,445
Electronic Equipment, Instruments & Components	3,640,154	2,745,013	—	6,385,167
Energy Equipment & Services	1,492,813	109,009	—	1,601,822
Entertainment	10,235,427	1,668,049	—	11,903,476
Financial Services	27,602,319	2,541,821	—	30,144,140
Food Products	3,922,429	5,515,483	—	9,437,912
Gas Utilities	272,134	580,578	—	852,712
Ground Transportation	5,519,546	786,075	—	6,305,621
Health Care Equipment & Supplies	14,146,977	4,841,069	—	18,988,046
Health Care Providers & Services	12,970,884	550,837	0	13,521,721
Health Care REITs	10,364,871	549,042	—	10,913,913
Health Care Technology	—	180,399	—	180,399
Hotel & Resort REITs	1,897,290	476,838	—	2,374,128
Hotels, Restaurants & Leisure	12,223,575	3,438,398	—	15,661,973
Household Durables	2,000,187	2,774,986	—	4,775,173
Household Products	7,029,378	1,069,285	—	8,098,663
Independent Power and Renewable Electricity Producers	706,486	483,346	—	1,189,832
Industrial Conglomerates	2,733,112	4,669,666	—	7,402,778
Industrial REITs	8,955,192	5,898,492	—	14,853,684
Insurance	12,847,370	12,965,363	—	25,812,733
Interactive Media & Services	41,497,030	625,081	—	42,122,111
IT Services	7,347,854	2,065,048	—	9,412,902
Leisure Products	92,252	345,373	—	437,625
Life Sciences Tools & Services	6,608,603	954,492	—	7,563,095
Machinery	10,029,131	6,813,050	—	16,842,181
Marine Transportation	—	833,527	—	833,527
Media	3,028,027	761,247	—	3,789,274
Metals & Mining	1,770,078	5,915,345	—	7,685,423
Multi-Utilities	3,902,706	2,058,450	—	5,961,156
Office REITs	2,676,719	2,313,516	—	4,990,235
Oil, Gas & Consumable Fuels	18,339,603	7,909,919	—	26,249,522
Paper & Forest Products	—	534,599	—	534,599
Passenger Airlines	1,143,836	286,741	—	1,430,577
Personal Care Products	735,445	4,264,887	—	5,000,332
Pharmaceuticals	20,006,827	19,201,390	—	39,208,217
Professional Services	4,006,421	4,541,353	—	8,547,774
Real Estate Management & Development	956,685	12,792,104	—	13,748,789
Residential REITs	11,971,466	822,255	0	12,793,721
Retail REITs	12,447,873	4,771,886	—	17,219,759
Semiconductors & Semiconductor Equipment	71,866,654	7,810,163	—	79,676,817
Software	65,957,994	5,029,703	—	70,987,697
Specialized REITs	22,064,819	617,080	—	22,681,899
Specialty Retail	11,500,151	2,290,236	—	13,790,387
Technology Hardware, Storage & Peripherals	49,812,335	1,154,803	—	50,967,138
Textiles, Apparel & Luxury Goods	2,374,423	6,335,593	—	8,710,016
Tobacco	3,470,355	1,829,522	—	5,299,877
Trading Companies & Distributors	1,952,630	4,406,910	—	6,359,540
Transportation Infrastructure	—	811,827	—	811,827
Water Utilities	305,374	248,367	—	553,741
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-27

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$1,353,958	$2,329,641	$—	$3,683,599
Total Common Stocks	690,018,639	251,693,490	0	941,712,129
Total U.S. Treasury & Government Agencies*	—	567,253,674	—	567,253,674
Total Foreign Government*	—	138,500,226	—	138,500,226
Total Preferred Stocks*	—	803,515	—	803,515
Total Mutual Funds*	141,685	—	—	141,685
Total Short-Term Investments*	—	98,443,141	—	98,443,141
Total Securities Lending Reinvestments*	—	25,608,090	—	25,608,090
Total Investments	$690,160,324	$1,082,302,136	$0	$1,772,462,460
Collateral for Securities Loaned (Liability)	$—	$(25,608,336)	$—	$(25,608,336)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,379,669	$—	$11,379,669
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,590,167)	—	(7,590,167)
Total Forward Contracts	$—	$3,789,502	$—	$3,789,502
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$885,299	$—	$—	$885,299
Futures Contracts (Unrealized Depreciation)	(9,599,507)	—	—	(9,599,507)
Total Futures Contracts	$(8,714,208)	$—	$—	$(8,714,208)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(113,804)	$—	$(113,804)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$9,966	$—	$9,966

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,572,212,480
Gross unrealized appreciation	369,899,917
Gross unrealized (depreciation)	(169,343,942)
Net unrealized appreciation (depreciation)	$200,555,975
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-28

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,771,863,098
Affiliated investments at value (c)	599,362
Cash	24,591,478
Cash denominated in foreign currencies (d)	2,120,288
OTC swap contracts at market value	9,966
Unrealized appreciation on forward foreign currency exchange contracts	11,379,669
Receivable for:
Investments sold	8,431,429
Fund shares sold	2,245
Due from affiliate	52,526
Dividends and interest	8,773,598
Variation margin on futures contracts	108,612
Prepaid expenses	9,009
Total Assets	1,827,941,280
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	7,590,167
Collateral for securities loaned	25,608,336
Payable for:
Investments purchased	9,509,094
Fund shares redeemed	462,006
Variation margin on centrally cleared swap contracts	615,324
Accrued Expenses:
Management fees	963,729
Distribution and service fees	388,320
Deferred trustees’ fees	207,943
Other expenses	468,048
Total Liabilities	45,812,967
Net Assets	$1,782,128,313
Net Assets Consist of:
Paid in surplus	$1,297,980,666
Distributable earnings (Accumulated losses)	484,147,647
Net Assets	$1,782,128,313
Net Assets
Class B	$1,782,128,313
Capital Shares Outstanding*
Class B	172,591,032
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.33

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,540,301,147.
(b)	Includes securities loaned at value of $33,984,674.
(c)	Identified cost of affiliated investments was $345,234.
(d)	Identified cost of cash denominated in foreign currencies was $2,151,359.
Consolidated§ Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$31,815,415
Dividends from affiliated investments	20,899
Interest	32,646,299
Securities lending income	240,139
Total investment income	64,722,752
Expenses
Management fees	15,813,429
Administration fees	139,500
Custodian and accounting fees	376,677
Distribution and service fees—Class B	6,380,595
Audit and tax services	112,556
Legal	60,134
Trustees’ fees and expenses	74,205
Shareholder reporting	129,773
Insurance	23,419
Miscellaneous	79,392
Total expenses	23,189,680
Less management fee waiver	(238,635)
Net expenses	22,951,045
Net Investment Income	41,771,707
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	283,705,366
Affiliated investments	150,563
Futures contracts	49,715,726
Swap contracts	(40,193,058)
Foreign currency transactions	(3,142,269)
Forward foreign currency transactions	27,138,289
Net realized gain (loss)	317,374,617
Net change in unrealized appreciation (depreciation) on:
Investments	(152,377,676)
Affiliated investments	(697)
Futures contracts	(18,592,766)
Swap contracts	(736,939)
Foreign currency transactions	(365,949)
Forward foreign currency transactions	15,309,685
Net change in unrealized appreciation (depreciation)	(156,764,342)
Net realized and unrealized gain (loss)	160,610,275
Net Increase (Decrease) in Net Assets From Operations	$202,381,982

(a)	Net of foreign withholding taxes of $1,906,417.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-29

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$41,771,707	$40,953,805
Net realized gain (loss)	317,374,617	86,558,558
Net change in unrealized appreciation (depreciation)	(156,764,342)	169,013,288
Increase (decrease) in net assets from operations	202,381,982	296,525,651
From Distributions to Shareholders
Class B	(33,463,713)	(76,904,860)
Total distributions	(33,463,713)	(76,904,860)
Increase (decrease) in net assets from capital share transactions	(1,079,496,536)	(298,754,893)
Total increase (decrease) in net assets	(910,578,267)	(79,134,102)
Net Assets
Beginning of period	2,692,706,580	2,771,840,682
End of period	$1,782,128,313	$2,692,706,580

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	485,152	$4,972,240	682,414	$6,324,844
Reinvestments	3,343,028	33,463,713	8,260,458	76,904,860
Redemptions	(107,523,436)	(1,117,932,489)	(41,369,087)	(381,984,597)
Net increase (decrease)	(103,695,256)	$(1,079,496,536)	(32,426,215)	$(298,754,893)
Increase (decrease) derived from capital shares transactions		$(1,079,496,536)		$(298,754,893)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-30

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.75	$8.98	$12.83	$12.47	$12.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.14	0.13	0.14	0.14
Net realized and unrealized gain (loss)	0.54	0.89	(2.73)	0.99	0.53
Total income (loss) from investment operations	0.71	1.03	(2.60)	1.13	0.67
Less Distributions
Distributions from net investment income	(0.13)	(0.26)	(0.47)	(0.03)	(0.22)
Distributions from net realized capital gains	0.00	0.00	(0.78)	(0.74)	(0.76)
Total distributions	(0.13)	(0.26)	(1.25)	(0.77)	(0.98)
Net Asset Value, End of Period	$10.33	$9.75	$8.98	$12.83	$12.47
Total Return (%) (b)	7.31	11.64	(20.43)	9.28	6.09
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91	0.91	0.90	0.89	0.90
Net ratio of expenses to average net assets (%) (c)	0.90	0.90	0.89	0.88	0.88
Ratio of net investment income (loss) to average net assets (%)	1.64	1.50	1.32	1.08	1.13
Portfolio turnover rate (%)	19	14	16	17	18
Net assets, end of period (in millions)	$1,782.1	$2,692.7	$2,771.8	$3,934.7	$4,093.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-31

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Foreign Government—59.9% of Net Assets

Security Description	Principal Amount*	Value

Banks — 0.4%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	552,000	$538,840
6.250%, 07/09/54 (144A)	1,465,000	1,436,175
		1,975,015
Electric — 0.1%
Hydro Quebec Interest STRIPS
Zero Coupon, 08/15/38 (CAD) (a)	273,299	107,202
Zero Coupon, 08/15/41 (CAD) (a)	273,300	92,843
Zero Coupon, 02/15/42 (CAD) (a)	273,300	90,718
Zero Coupon, 08/15/42 (CAD) (a)	273,299	88,734
Zero Coupon, 02/15/43 (CAD) (a)	273,299	86,700
Zero Coupon, 02/15/44 (CAD) (a)	273,299	82,841
Zero Coupon, 08/15/44 (CAD) (a)	273,299	80,975
Zero Coupon, 02/15/46 (CAD) (a)	273,299	75,992
		706,005
Regional Government — 1.6%
Province of Ontario
2.900%, 12/02/46 (CAD)	4,608,000	2,596,566
3.450%, 06/02/45 (CAD)	920,000	572,526
4.600%, 12/02/55 (CAD)	198,000	147,865
Province of Ontario Generic Coupon STRIPS
Zero Coupon, 06/02/37 (CAD) (a)	274,776	115,026
Zero Coupon, 12/02/37 (CAD) (a)	273,299	111,670
Zero Coupon, 06/02/38 (CAD) (a)	274,776	109,541
Zero Coupon, 12/02/38 (CAD) (a)	274,776	106,963
Zero Coupon, 06/02/39 (CAD) (a)	274,776	104,378
Zero Coupon, 06/02/40 (CAD) (a)	274,776	99,332
Zero Coupon, 12/02/40 (CAD) (a)	273,299	96,492
Zero Coupon, 06/02/41 (CAD) (a)	273,300	94,458
Zero Coupon, 12/02/41 (CAD) (a)	274,776	92,691
Zero Coupon, 06/02/42 (CAD) (a)	274,776	90,273
Zero Coupon, 06/02/43 (CAD) (a)	273,300	86,025
Zero Coupon, 12/02/45 (CAD) (a)	273,300	77,306
Zero Coupon, 06/02/46 (CAD) (a)	274,776	76,143
Zero Coupon, 12/02/46 (CAD) (a)	273,299	73,827
Zero Coupon, 06/02/47 (CAD) (a)	274,776	73,094
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	775,000	325,980
2.250%, 09/15/33 (AUD)	1,339,000	668,274
2.250%, 11/20/34 (AUD)	3,090,000	1,481,657
		7,200,087
Sovereign — 57.8%
Angola Government International Bonds
8.000%, 11/26/29	2,548,000	2,277,744
8.250%, 05/09/28	738,000	693,720
9.375%, 05/08/48	1,314,000	1,077,480
Argentina Republic Government International Bonds
0.750%, 07/09/30 (b)	1,098,615	846,702
1.000%, 07/09/29	1,932,610	1,569,279
4.125%, 07/09/35 (b)	3,814,329	2,529,494
5.000%, 01/09/38 (b)	695,508	486,222
Australia Government Bonds
3.000%, 03/21/47 (AUD)	1,087,000	506,099
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Brazil Notas do Tesouro Nacional
6.000%, 08/15/50 (BRL) (c)	3,698,000	$2,194,177
Bundesrepublik Deutschland Bundesanleihe
3.250%, 07/04/42 (EUR)	3,103,295	3,505,837
Caisse Francaise de Financement Local
0.010%, 02/22/28 (EUR)	800,000	763,019
Canada Government Real Return Bonds
4.000%, 12/01/31 (CAD) (c)	8,485,192	6,962,290
Chile Government International Bonds
4.125%, 07/05/34 (EUR)	571,000	609,036
5.330%, 01/05/54 (d)	1,059,716	979,195
China Government Bonds
2.110%, 08/25/34 (CNY)	57,920,000	8,223,892
2.120%, 06/25/31 (CNY)	52,020,000	7,350,109
2.280%, 03/25/31 (CNY)	20,990,000	2,992,250
2.750%, 06/15/29 (CNY)	11,250,000	1,628,562
2.800%, 11/15/32 (CNY)	37,570,000	5,561,874
3.000%, 10/15/53 (CNY)	5,960,000	994,688
Colombia Government International Bonds
3.125%, 04/15/31 (d)	2,234,000	1,772,679
3.250%, 04/22/32 (d)	1,701,000	1,302,116
4.125%, 02/22/42	1,237,000	779,335
8.000%, 04/20/33 (d)	1,525,000	1,559,313
8.000%, 11/14/35	3,596,000	3,615,778
Colombia TES
6.250%, 07/09/36 (COP)	2,977,900,000	436,092
7.250%, 10/26/50 (COP)	38,881,600,000	5,244,798
13.250%, 02/09/33 (COP)	10,522,100,000	2,578,470
Costa Rica Government International Bonds
7.300%, 11/13/54	525,000	543,638
7.300%, 11/13/54 (144A)	285,000	295,118
Dominican Republic International Bonds
4.875%, 09/23/32 (d)	2,558,000	2,281,736
5.950%, 01/25/27	1,920,000	1,906,560
6.000%, 02/22/33	1,323,000	1,270,080
6.500%, 02/15/48	354,000	336,123
8.625%, 04/20/27	2,760,000	2,829,000
Ecuador Government International Bonds
5.500%, 07/31/35 (b)	3,298,215	1,868,285
5.500%, 07/31/35 (144A) (b)	2,108,887	1,194,586
Egypt Government International Bonds
5.800%, 09/30/27	495,000	463,196
5.875%, 02/16/31	560,000	466,480
7.053%, 01/15/32	1,539,000	1,318,230
7.300%, 09/30/33	2,028,000	1,716,386
7.500%, 01/31/27	420,000	413,623
7.500%, 02/16/61 (144A)	219,000	149,910
8.500%, 01/31/47	2,058,000	1,596,782
8.700%, 03/01/49	495,000	388,924
8.875%, 05/29/50	398,000	317,715
El Salvador Government International Bonds
7.125%, 01/20/50	1,659,000	1,396,049
8.625%, 02/28/29	2,239,000	2,317,365
9.650%, 11/21/54 (144A)	1,039,000	1,094,587
European Union
3.375%, 10/05/54 (EUR)	1,370,000	1,407,384
See accompanying notes to financial statements.
BHFTI-32

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Export-Import Bank of Korea
0.829%, 04/27/25 (EUR)	705,000	$725,098
Finland Government Bonds
2.500%, 04/15/30 (144A) (EUR)	1,102,000	1,143,295
French Republic Government Bonds OAT
0.500%, 05/25/40 (144A) (EUR)	3,401,000	2,292,297
2.750%, 02/25/30 (144A) (EUR)	4,769,211	4,946,949
3.000%, 11/25/34 (144A) (EUR)	3,787,000	3,860,783
3.500%, 11/25/33 (144A) (EUR)	2,930,100	3,123,478
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	153,504	143,195
Zero Coupon, 01/03/30 (144A)	288,421	223,604
5.000%, 07/03/29 (144A)	1,160,874	1,001,121
5.000%, 07/03/35 (144A)	1,669,356	1,172,647
Guatemala Government Bonds
6.050%, 08/06/31 (144A)	641,000	626,898
Hazine Mustesarligi Varlik Kiralama AS
8.509%, 01/14/29 (144A)	770,000	821,255
Hungary Government International Bonds
2.125%, 09/22/31	742,000	588,158
5.375%, 09/12/33 (EUR)	448,000	501,188
5.500%, 06/16/34	955,000	910,239
5.500%, 06/16/34 (144A)	1,000,000	953,040
6.750%, 09/25/52	1,875,000	1,905,056
6.750%, 09/25/52 (144A)	393,000	399,263
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	520,000	482,457
4.300%, 03/31/52 (d)	359,000	291,788
Indonesia Treasury Bonds
6.875%, 04/15/29 (IDR)	48,127,000,000	2,973,169
Italy Buoni Poliennali Del Tesoro
3.250%, 03/01/38 (144A) (EUR)	510,000	503,040
3.450%, 07/15/31 (EUR)	4,160,000	4,393,525
3.500%, 02/15/31 (144A) (EUR)	2,555,000	2,711,002
4.050%, 10/30/37 (144A) (EUR)	1,387,000	1,495,945
4.200%, 03/01/34 (EUR)	1,539,000	1,695,199
Ivory Coast Government International Bonds
5.750%, 12/31/32 (b)	412,558	390,279
6.125%, 06/15/33	3,316,000	2,953,535
6.375%, 03/03/28	1,032,000	1,025,434
Jamaica Government International Bonds
7.875%, 07/28/45	573,000	661,815
Japan Government Five Year Bonds
0.300%, 06/20/28 (JPY)	1,161,050,000	7,292,969
Japan Government Forty Year Bonds
1.300%, 03/20/63 (JPY)	235,400,000	1,057,666
2.200%, 03/20/51 (JPY)	273,650,000	1,759,451
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	1,133,989
0.600%, 09/20/50 (JPY)	348,750,000	1,553,012
1.600%, 12/20/53 (JPY)	199,550,000	1,098,124
1.800%, 03/20/54 (JPY)	551,250,000	3,176,471
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	783,500,000	4,561,673
1.400%, 12/20/42 (JPY)	645,300,000	3,866,591
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Jordan Government International Bonds
7.500%, 01/13/29 (144A)	1,196,000	$1,188,776
7.750%, 01/15/28	1,170,000	1,170,684
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (144A) (EUR)	1,094,000	1,082,429
4.250%, 03/28/41 (144A) (EUR)	1,183,000	1,367,392
Korea Housing Finance Corp.
3.714%, 04/11/27 (144A) (EUR)	680,000	721,558
Korea Treasury Bonds
4.125%, 12/10/33 (KRW)	6,945,340,000	5,113,693
Lebanon Government International Bonds
6.000%, 01/27/23 (e)	4,888,000	625,664
Malaysia Government Bonds
3.885%, 08/15/29 (MYR)	2,502,000	565,307
4.642%, 11/07/33 (MYR)	6,234,000	1,476,113
Mexico Bonos
8.000%, 07/31/53 (MXN)	16,876,000	611,651
Morocco Government International Bonds
6.500%, 09/08/33 (144A)	416,000	428,998
Nigeria Government International Bonds
6.125%, 09/28/28	4,406,000	3,988,020
6.125%, 09/28/28 (144A)	472,000	427,632
6.500%, 11/28/27	1,077,000	1,021,015
7.143%, 02/23/30	1,563,000	1,412,879
7.375%, 09/28/33	772,000	659,314
Oman Government International Bonds
5.625%, 01/17/28	1,215,000	1,212,356
7.000%, 01/25/51	200,000	209,781
7.375%, 10/28/32	1,055,000	1,160,823
Oriental Republic of Uruguay
5.250%, 09/10/60	1,054,670	959,401
Pakistan Government International Bonds
6.000%, 04/08/26	598,000	561,950
8.875%, 04/08/51	2,783,000	2,159,260
Panama Government International Bonds
3.870%, 07/23/60	2,167,000	1,130,505
6.700%, 01/26/36	390,000	361,324
6.853%, 03/28/54 (d)	1,017,000	866,293
7.500%, 03/01/31 (d)	440,000	445,762
8.000%, 03/01/38	1,410,000	1,413,388
Paraguay Government International Bonds
5.400%, 03/30/50	1,631,000	1,380,642
Peru Government International Bonds
2.780%, 12/01/60	1,350,000	709,290
3.000%, 01/15/34	495,000	397,238
Philippines Government International Bonds
3.200%, 07/06/46 (d)	819,000	568,295
4.200%, 03/29/47	630,000	506,807
Republic of Austria Government Bonds
0.900%, 02/20/32 (144A) (EUR)	1,930,000	1,775,241
Republic of Kenya Government International Bonds
7.000%, 05/22/27	439,000	431,318
8.000%, 05/22/32	981,000	889,822
Republic of South Africa Government Bonds
8.750%, 02/28/48 (ZAR)	80,705,699	3,436,778
See accompanying notes to financial statements.
BHFTI-33

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,501,000	$1,397,356
5.650%, 09/27/47	826,000	617,504
5.875%, 04/20/32	745,000	699,395
6.300%, 06/22/48	1,090,000	877,167
7.950%, 11/19/54 (144A)	1,131,000	1,084,955
Republic of Turkiye
6.500%, 01/03/35	596,000	557,171
Republic of Uzbekistan International Bonds
6.900%, 02/28/32	1,094,000	1,066,895
Romania Government International Bonds
3.000%, 02/14/31	800,000	646,617
3.625%, 03/27/32	558,000	454,749
3.625%, 03/27/32 (144A)	434,000	353,692
4.000%, 02/14/51	868,000	546,102
5.125%, 09/24/31 (144A) (EUR)	478,000	483,786
5.750%, 03/24/35 (144A) (d)	1,960,000	1,748,863
5.875%, 01/30/29	580,000	564,552
6.000%, 05/25/34	2,710,000	2,520,300
Saudi Government International Bonds
3.450%, 02/02/61	1,737,000	1,054,811
3.750%, 01/21/55	756,000	501,999
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	740,000	703,290
6.750%, 03/13/48	610,000	413,209
7.750%, 06/10/31	961,000	857,708
Serbia International Bonds
6.500%, 09/26/33	1,925,000	1,976,774
6.500%, 09/26/33 (144A)	262,000	269,058
Spain Government Bonds
3.450%, 07/30/43 (144A) (EUR)	1,868,000	1,908,698
3.900%, 07/30/39 (144A) (EUR)	2,082,000	2,281,323
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (b)	399,441	328,540
3.350%, 03/15/33 (144A) (b)	783,499	590,602
3.600%, 06/15/35 (144A) (b)	529,042	379,588
3.600%, 05/15/36 (144A) (b)	367,167	277,211
3.600%, 02/15/38 (144A) (b)	734,642	557,447
4.000%, 04/15/28 (144A)	537,044	500,149
Sweden Bonds Inflation-Linked
0.125%, 12/01/27 (SEK) (c)	6,330,000	730,491
3.500%, 12/01/28 (SEK) (c)	1,625,000	263,143
Trinidad & Tobago Government International Bonds
6.400%, 06/26/34 (144A) (d)	905,000	889,823
Turkiye Government International Bonds
4.875%, 04/16/43 (d)	1,034,000	718,630
5.250%, 03/13/30 (d)	1,715,000	1,601,299
5.875%, 06/26/31 (d)	1,252,000	1,172,871
6.125%, 10/24/28	1,008,000	1,002,960
Turkiye Ihracat Kredi Bankasi AS
9.000%, 01/28/27 (144A)	600,000	631,086
U.K. Gilts
0.875%, 01/31/46 (GBP)	1,838,722	1,066,314
1.250%, 10/22/41 (GBP)	1,582,182	1,157,572
1.500%, 07/31/53 (GBP)	1,200,098	699,182
3.750%, 01/29/38 (GBP)	764,363	862,167
Security Description	Principal Amount*	Value
Sovereign—(Continued)
U.K. Gilts
4.125%, 07/22/29 (GBP)	7,535,000	$9,342,611
4.250%, 07/31/34 (GBP)	1,251,512	1,527,909
4.375%, 01/31/40 (GBP)	812,702	960,183
4.375%, 07/31/54 (GBP)	1,484,033	1,644,385
4.500%, 06/07/28 (GBP)	1,121,000	1,410,405
4.750%, 10/22/43 (GBP)	650,000	784,369
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (b)	40,830	22,375
Zero Coupon, 02/01/35 (144A) (b)	128,938	76,009
Zero Coupon, 02/01/36 (144A) (b)	107,448	62,991
1.750%, 02/01/29 (b)	618,707	429,433
1.750%, 02/01/34 (b)	1,085,203	613,140
1.750%, 02/01/34 (144A) (b)	258,234	145,902
1.750%, 02/01/35 (b)	1,046,746	574,613
1.750%, 02/01/35 (144A) (b)	298,989	164,444
1.750%, 02/01/36 (b)	346,359	187,553
1.750%, 02/01/36 (144A) (b)	190,250	102,783
3.000%, 02/01/30 (b)	169,173	92,707
3.000%, 02/01/34 (b)	632,178	260,773
3.000%, 02/01/34 (144A) (b)	152,577	62,938
3.000%, 02/01/35 (b)	534,234	314,210
3.000%, 02/01/36 (b)	445,195	261,163
Uruguay Government International Bonds
4.975%, 04/20/55	857,005	757,402
Venezuela Government International Bonds
9.250%, 09/15/27 (e)	4,149,000	653,468
Zambia Government International Bonds
0.500%, 12/31/53	517,862	296,476
5.750%, 06/30/33 (b)	521,313	457,452
		265,684,847
Total Foreign Government (Cost $294,101,637)		275,565,954

Corporate Bonds & Notes—28.9%
Agriculture — 0.2%
BAT International Finance PLC
6.000%, 11/24/34 (GBP)	305,000	384,201
Imperial Brands Finance Netherlands BV
5.250%, 02/15/31 (EUR)	443,000	498,267
		882,468
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.021%, 10/20/29 (144A) (d)	330,000	321,444
Auto Manufacturers — 0.4%
American Honda Finance Corp.
3.650%, 04/23/31 (EUR)	475,000	499,658
Ford Motor Credit Co. LLC
6.125%, 05/15/28 (EUR)	485,000	543,258
Hyundai Capital Canada, Inc.
4.583%, 07/24/29 (CAD)	1,045,000	744,378
		1,787,294
See accompanying notes to financial statements.
BHFTI-34

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Parts & Equipment — 0.0%
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	200,000	$194,714
Banks — 6.5%
ABN AMRO Bank NV
4.750%, 5Y EUR Swap + 3.898%, 09/22/27 (EUR) (f)	400,000	408,436
5.500%, 5Y EUR Swap + 2.450%, 09/21/33 (EUR) (f)	300,000	329,337
AIB Group PLC
2.250%, 1Y EUR Swap + 1.300%, 04/04/28 (EUR) (f)	885,000	902,860
Akbank TAS
7.498%, 01/20/30 (144A)	340,000	343,502
Banco Nacional de Panama
2.500%, 08/11/30	1,055,000	837,812
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, 12/10/29 (144A)	340,000	338,300
Banco Santander SA
3.125%, 1Y UKG + 1.800%, 10/06/26 (GBP) (f)	300,000	369,883
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (EUR) (f)	400,000	440,626
Bank Hapoalim BM
3.255%, 5Y H15 + 2.155%, 01/21/32 (144A) (f)	312,000	293,397
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (144A) (f)	585,000	595,858
Bank of America Corp.
1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (f)	1,189,000	1,213,240
Bank of Ireland Group PLC
4.625%, 1Y EUR Swap + 1.550%, 11/13/29 (EUR) (f)	880,000	960,361
Bank of Montreal
0.125%, 01/26/27 (EUR)	640,000	631,208
Banque Federative du Credit Mutuel SA
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (f)	600,000	622,386
Barclays PLC
6.375%, 5Y UKG + 6.016%, 12/15/25 (GBP) (f)	586,000	732,906
BNP Paribas SA
2.750%, 3M EURIBOR + 1.370%, 07/25/28 (EUR) (f)	300,000	307,811
BPCE SA
4.125%, 3M EURIBOR + 1.450%, 03/08/33 (EUR) (f)	300,000	317,946
Cie de Financement Foncier SA
0.375%, 04/09/27 (EUR)	1,200,000	1,185,264
Citigroup, Inc.
7.625%, 5Y H15 + 3.211%, 11/15/28 (f)	55,000	57,301
Commerzbank AG
4.625%, 3M EURIBOR + 2.100%, 01/17/31 (EUR) (f)	500,000	543,965
Commonwealth Bank of Australia
0.750%, 02/28/28 (EUR)	235,000	229,785
Cooperatieve Rabobank UA
5.282%, 3M BBSW + 0.910%, 07/17/29 (AUD) (f)	1,510,000	934,802
Credit Agricole SA
5.364%, 06/01/28 (AUD)	1,490,000	937,803
Deutsche Bank AG
4.125%, 3M EURIBOR + 1.500%, 04/04/30 (EUR) (f)	100,000	106,087
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (EUR) (f)	500,000	550,940
HSBC Holdings PLC
4.856%, 3M EURIBOR + 1.943%, 05/23/33 (EUR) (f)	263,000	297,451
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (f)	650,000	724,691
ING Groep NV
2.125%, 5Y EUR Swap + 2.400%, 05/26/31 (EUR) (f)	300,000	306,467
Security Description	Principal Amount*	Value

Banks—(Continued)
ING Groep NV
5.000%, 06/05/29 (AUD)	600,000	$361,172
Intesa Sanpaolo SpA
1.350%, 02/24/31 (EUR)	814,000	749,978
JPMorgan Chase & Co.
4.457%, 3M EURIBOR + 1.280%, 11/13/31 (EUR) (f)	900,000	994,459
KBC Group NV
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (f)	500,000	538,069
Lloyds Bank PLC
0.125%, 06/18/26 (EUR)	957,000	957,637
Lloyds Banking Group PLC
4.750%, 1Y EUR Swap + 1.600%, 09/21/31 (EUR) (f)	735,000	815,031
Morgan Stanley
4.656%, 3M EURIBOR + 1.304%, 03/02/29 (EUR) (f)	1,119,000	1,216,204
NatWest Group PLC
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (f)	582,000	645,957
Santander U.K. PLC
0.050%, 01/12/27 (EUR)	775,000	763,579
Shinhan Financial Group Co. Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (f)	201,000	193,302
Standard Chartered PLC
6.361%, 3M TSFR + 1.772%, 01/30/27 (144A) (f)	400,000	372,079
Swedbank AB
3.625%, 5Y EUR Swap + 2.150%, 08/23/32 (EUR) (f)	534,000	557,741
TC Ziraat Bankasi AS
8.000%, 01/16/29	1,365,000	1,411,306
8.000%, 01/16/29 (144A)	312,000	322,614
Toronto-Dominion Bank
0.100%, 07/19/27 (EUR)	445,000	433,338
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/28 (144A)	375,000	399,708
UBS Group AG
4.625%, 1Y EUR Swap + 1.150%, 03/17/28 (EUR) (f)	654,000	699,822
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (f)	486,000	573,419
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (f)	243,000	262,700
UniCredit SpA
1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (f)	705,000	729,580
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (f)	549,000	535,494
Westpac Banking Corp.
0.010%, 09/22/28 (EUR)	279,000	261,476
Woori Bank
6.375%, 5Y H15 + 2.277%, 07/24/29 (144A) (f)	228,000	230,535
Yapi ve Kredi Bankasi AS
9.250%, 10/16/28 (144A)	390,000	420,596
		29,966,221
Beverages — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 06/29/28	215,000	189,779
Molson Coors Beverage Co.
3.800%, 06/15/32 (EUR)	390,000	413,374
		603,153
See accompanying notes to financial statements.
BHFTI-35

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Building Materials — 0.1%
Cemex SAB de CV
9.125%, 5Y H15 + 5.157%, 03/14/28 (d) (f)	430,000	$443,177
Chemicals — 0.9%
Braskem Idesa SAPI
6.990%, 02/20/32	240,000	176,425
6.990%, 02/20/32 (144A)	726,000	533,686
Braskem Netherlands Finance BV
4.500%, 01/10/28	693,000	633,854
4.500%, 01/31/30	286,000	242,109
8.000%, 10/15/34 (144A)	260,000	247,962
CNAC HK Finbridge Co. Ltd.
5.125%, 03/14/28	200,000	198,921
INEOS Quattro Finance 2 PLC
8.500%, 03/15/29 (144A) (EUR)	128,000	141,870
OCP SA
7.500%, 05/02/54 (144A)	470,000	476,568
Orbia Advance Corp. SAB de CV
4.000%, 10/04/27	380,000	361,710
Sasol Financing USA LLC
8.750%, 05/03/29	200,000	202,518
8.750%, 05/03/29 (144A)	285,000	288,587
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A) (d)	355,000	336,320
UPL Corp. Ltd.
4.500%, 03/08/28	325,000	300,194
		4,140,724
Coal — 0.1%
Indika Energy Tbk. PT
8.750%, 05/07/29 (144A)	355,000	365,237
Commercial Services — 0.7%
Autopistas del Sol SA
7.375%, 12/30/30	647,632	639,536
DP World Ltd.
5.625%, 09/25/48	600,000	567,802
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	497,634
Mersin Uluslararasi Liman Isletmeciligi AS
8.250%, 11/15/28 (144A)	770,000	797,720
TransJamaican Highway Ltd.
5.750%, 10/10/36	524,024	489,963
		2,992,655
Computers — 0.2%
CA Magnum Holdings
5.375%, 10/31/26 (144A)	680,000	662,568
Lenovo Group Ltd.
3.421%, 11/02/30	285,000	255,874
		918,442
Cosmetics/Personal Care — 0.1%
Natura &Co. Luxembourg Holdings SARL
4.125%, 05/03/28	395,000	359,721
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.2%
LKQ Dutch Bond BV
4.125%, 03/13/31 (EUR)	535,000	$567,014
Telecommunications Co. Telekom Srbija AD Belgrade
7.000%, 10/28/29 (144A)	542,000	540,935
		1,107,949
Diversified Financial Services — 1.0%
BPCE SFH SA
0.010%, 11/10/27 (EUR)	400,000	385,535
0.625%, 09/22/27 (EUR)	700,000	688,762
China Cinda 2020 I Management Ltd.
3.250%, 01/28/27	380,000	365,102
China Great Wall International Holdings V Ltd.
2.875%, 11/23/26	270,000	255,263
Credicorp Capital Sociedad Titulizadora SA
10.100%, 12/15/43 (144A) (PEN)	3,100,000	850,052
Credit Agricole Home Loan SFH SA
0.875%, 08/31/27 (EUR)	1,200,000	1,189,595
Ford Credit Canada Co.
6.382%, 11/10/28 (CAD)	299,000	222,258
Intercorp Financial Services, Inc.
4.125%, 10/19/27	285,000	271,488
Joy Treasure Assets Holdings, Inc.
4.500%, 03/20/29	340,000	327,172
Sammaan Capital Ltd.
9.700%, 07/03/27 (144A)	240,000	239,275
		4,794,502
Electric — 1.8%
Adani Electricity Mumbai Ltd.
3.949%, 02/12/30	290,000	231,624
Adani Transmission Step-One Ltd.
4.250%, 05/21/36	268,250	207,432
AES Andes SA
6.300%, 03/15/29 (144A)	360,000	361,774
6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (f)	265,000	263,012
AES Panama Generation Holdings SRL
4.375%, 05/31/30	393,489	344,075
Alfa Desarrollo SpA
4.550%, 09/27/51 (144A)	789,858	582,201
Chile Electricity Lux MPC II SARL
5.580%, 10/20/35 (144A)	600,000	582,918
Colbun SA
3.950%, 10/11/27	200,000	192,307
Cometa Energia SA de CV
6.375%, 04/24/35	238,848	235,546
Comision Federal de Electricidad
5.000%, 09/29/36	664,000	577,742
Continuum Green Energy India Pvt/Co-Issuers
7.500%, 06/26/33 (144A)	263,858	272,388
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	527,626
4.375%, 02/15/31	330,000	282,645
Engie Energia Chile SA
6.375%, 04/17/34 (144A)	360,000	361,661
See accompanying notes to financial statements.
BHFTI-36

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Eskom Holdings SOC Ltd.
7.125%, 02/11/25	666,000	$665,477
India Clean Energy Holdings
4.500%, 04/18/27 (144A)	665,000	628,393
Investment Energy Resources Ltd.
6.250%, 04/26/29	245,000	235,908
JSW Hydro Energy Ltd.
4.125%, 05/18/31	383,500	344,766
Minejesa Capital BV
4.625%, 08/10/30	214,900	207,157
5.625%, 08/10/37	595,000	553,245
Niagara Energy SAC
5.746%, 10/03/34 (144A)	243,000	235,560
Sorik Marapi Geothermal Power PT
7.750%, 08/05/31 (144A)	230,000	225,581
		8,119,038
Electronics — 0.2%
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	841,000	915,138
Energy-Alternate Sources — 0.6%
Empresa Generadora de Electricidad Haina SA
5.625%, 11/08/28	340,000	313,477
Greenko Dutch BV
3.850%, 03/29/26	358,000	347,996
Greenko Solar Mauritius Ltd.
5.950%, 07/29/26	215,000	217,687
Greenko Wind Projects Mauritius Ltd.
5.500%, 04/06/25	240,000	239,236
5.500%, 04/06/25 (144A)	200,000	199,364
UEP Penonome II SA
6.500%, 10/01/38	1,542,446	1,391,909
		2,709,669
Engineering & Construction — 0.4%
Aeropuerto Internacional de Tocumen SA
4.000%, 08/11/41	860,000	642,420
Heathrow Funding Ltd.
6.450%, 12/10/33 (GBP)	507,000	670,040
Kingston Airport Revenue Finance Ltd.
6.750%, 12/15/36 (144A)	365,000	366,643
TAV Havalimanlari Holding AS
8.500%, 12/07/28 (144A)	375,000	387,592
		2,066,695
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (d)	194,000	170,954
5.141%, 03/15/52	317,000	235,533
		406,487
Food — 0.3%
China Modern Dairy Holdings Ltd.
2.125%, 07/14/26	310,000	295,069
Security Description	Principal Amount*	Value

Food—(Continued)
Loblaw Cos. Ltd.
6.540%, 02/17/33 (144A) (CAD)	947,000	$747,217
MARB BondCo PLC
3.950%, 01/29/31 (d)	430,000	359,621
		1,401,907
Gas — 0.3%
Cadent Finance PLC
0.625%, 03/19/30 (EUR)	963,000	869,334
Energir, Inc.
6.300%, 10/31/33 (CAD)	924,000	735,806
		1,605,140
Insurance — 0.1%
Credit Agricole Assurances SA
4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (f)	400,000	430,665
Internet — 0.3%
Booking Holdings, Inc.
3.500%, 03/01/29 (EUR)	112,000	118,718
4.500%, 11/15/31 (EUR)	743,000	828,194
Prosus NV
3.061%, 07/13/31	465,000	390,350
		1,337,262
Investment Companies — 0.1%
Huarong Finance II Co. Ltd.
4.625%, 06/03/26	220,000	216,469
4.875%, 11/22/26	320,000	315,200
		531,669
Iron/Steel — 0.4%
CSN Inova Ventures
6.750%, 01/28/28	325,000	302,855
CSN Resources SA
4.625%, 06/10/31	295,000	229,046
Eregli Demir ve Celik Fabrikalari TAS
8.375%, 07/23/29 (144A)	345,000	350,210
JSW Steel Ltd.
3.950%, 04/05/27	630,000	605,459
Usiminas International SARL
5.875%, 07/18/26	370,000	367,071
		1,854,641
Lodging — 0.2%
Melco Resorts Finance Ltd.
5.750%, 07/21/28 (144A)	390,000	371,975
MGM China Holdings Ltd.
7.125%, 06/26/31 (144A)	270,000	272,942
Wynn Macau Ltd.
5.625%, 08/26/28	310,000	298,555
		943,472
See accompanying notes to financial statements.
BHFTI-37

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media — 0.1%
Globo Comunicacao e Participacoes SA
5.500%, 01/14/32	248,000	$220,150
Grupo Televisa SAB
4.625%, 01/30/26	360,000	354,011
		574,161
Mining — 1.4%
Aris Mining Corp.
8.000%, 10/31/29 (144A)	459,000	454,424
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	456,000	455,630
Corp. Nacional del Cobre de Chile
3.700%, 01/30/50	885,000	590,562
5.950%, 01/08/34 (d)	1,740,000	1,725,061
5.950%, 01/08/34 (144A)	1,144,000	1,134,178
Navoi Mining & Metallurgical Combinat
6.700%, 10/17/28 (144A)	245,000	243,776
Stillwater Mining Co.
4.000%, 11/16/26 (d)	575,000	545,531
Vedanta Resources Finance II PLC
10.875%, 09/17/29 (144A)	355,000	366,764
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	1,059,000	1,013,993
		6,529,919
Multi-National — 0.3%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	53,000,000	621,362
International Bank for Reconstruction & Development
6.500%, 04/17/30 (INR)	51,900,000	587,492
		1,208,854
Oil & Gas — 6.7%
Adnoc Murban Rsc Ltd.
5.125%, 09/11/54 (144A) (d)	475,000	428,701
Bapco Energies BSC Closed
7.500%, 10/25/27 (d)	1,276,000	1,313,091
BP Capital Markets PLC
3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (f)	234,000	241,177
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (f)	301,000	306,791
Canacol Energy Ltd.
5.750%, 11/24/28	866,000	479,843
5.750%, 11/24/28 (144A)	276,000	152,929
Ecopetrol SA
6.875%, 04/29/30	92,000	89,783
8.375%, 01/19/36 (d)	87,000	83,906
8.625%, 01/19/29 (d)	3,966,000	4,206,275
Empresa Nacional del Petroleo
4.500%, 09/14/47	1,375,000	1,058,651
5.950%, 07/30/34 (144A)	322,000	320,148
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A)	619,000	576,660
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.550%, 09/18/33 (144A)	200,000	217,818
Leviathan Bond Ltd.
6.125%, 06/30/25 (144A)	741,760	736,197
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Leviathan Bond Ltd.
6.750%, 06/30/30 (144A)	246,793	$233,414
NAK Naftogaz Ukraine via Kondor Finance PLC
7.625%, 11/08/28 (144A) † (g)	589,618	437,398
7.650%, 07/19/25 (g)	632,760	582,931
Occidental Petroleum Corp.
5.375%, 01/01/32	247,000	241,850
Pertamina Persero PT
2.300%, 02/09/31	995,000	832,455
Petroleos de Venezuela SA
5.375%, 04/12/27 (e)	3,435,000	365,828
6.000%, 11/15/26 (e)	2,005,965	205,690
Petroleos Mexicanos
6.350%, 02/12/48 (d)	2,311,000	1,518,358
6.500%, 03/13/27	270,000	261,029
6.500%, 01/23/29 (d)	6,309,000	5,864,462
6.875%, 08/04/26	1,549,000	1,522,071
7.690%, 01/23/50 (d)	880,000	663,960
8.750%, 06/02/29	935,000	936,633
QatarEnergy
3.125%, 07/12/41	290,000	214,130
3.300%, 07/12/51	2,605,000	1,783,133
3.300%, 07/12/51 (144A)	977,000	668,493
Saudi Arabian Oil Co.
5.750%, 07/17/54 (144A)	799,000	747,215
5.875%, 07/17/64 (144A)	830,000	774,008
SierraCol Energy Andina LLC
6.000%, 06/15/28 (144A)	400,000	361,331
Tengizchevroil Finance Co. International Ltd.
3.250%, 08/15/30	415,000	352,315
3.250%, 08/15/30 (144A)	552,000	468,622
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (f)	652,000	634,612
Var Energi ASA
5.500%, 05/04/29 (EUR)	739,000	822,704
		30,704,612
Oil & Gas Services — 0.1%
Schlumberger Finance BV
0.500%, 10/15/31 (EUR)	357,000	309,433
Packaging & Containers — 0.1%
Smurfit Kappa Treasury ULC
3.454%, 11/27/32 (144A) (EUR)	382,000	402,239
Pharmaceuticals — 0.1%
CVS Health Corp.
6.750%, 5Y H15 + 2.516%, 12/10/54 (f)	30,000	29,416
7.000%, 5Y H15 + 2.886%, 03/10/55 (d) (f)	325,000	326,091
		355,507
Pipelines — 0.5%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/47	890,000	782,946
Acu Petroleo Luxembourg SARL
7.500%, 07/13/35 (144A)	378,862	372,707
See accompanying notes to financial statements.
BHFTI-38

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Inter Pipeline Ltd./AB
5.849%, 05/18/32 (CAD)	760,000	$563,028
Southern Gas Corridor CJSC
6.875%, 03/24/26	565,000	572,723
		2,291,404
Real Estate — 0.1%
Prologis International Funding II SA
1.625%, 06/17/32 (EUR)	191,000	174,445
Sinochem Offshore Capital Co. Ltd.
2.375%, 09/23/31	345,000	288,010
		462,455
Real Estate Investment Trusts — 0.4%
American Tower Corp.
0.875%, 05/21/29 (EUR)	197,000	185,845
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332
4.375%, 07/22/31	280,000	233,971
Digital Dutch Finco BV
1.250%, 02/01/31 (EUR)	306,000	278,632
1.500%, 03/15/30 (EUR)	148,000	139,892
Digital Intrepid Holding BV
0.625%, 07/15/31 (EUR)	625,000	539,829
Trust Fibra Uno
4.869%, 01/15/30	403,000	365,099
		1,743,268
Savings & Loans — 0.2%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	985,729
Software — 0.2%
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	143,183
2.000%, 05/21/30 (EUR)	100,000	98,125
Fiserv, Inc.
1.625%, 07/01/30 (EUR)	916,000	878,196
		1,119,504
Telecommunications — 0.9%
AT&T, Inc.
4.100%, 01/19/26 (AUD)	1,530,000	940,573
Bell Telephone Co. of Canada or Bell Canada
3.000%, 03/17/31 (CAD)	170,000	110,850
5.850%, 11/10/32 (CAD)	879,000	667,415
C&W Senior Finance Ltd.
6.875%, 09/15/27	200,000	197,675
CT Trust
5.125%, 02/03/32	390,000	349,011
Millicom International Cellular SA
7.375%, 04/02/32 (144A)	245,000	245,368
Sable International Finance Ltd.
7.125%, 10/15/32 (144A) (d)	365,000	357,642
TELUS Corp.
5.250%, 11/15/32 (CAD)	712,000	521,187
5.750%, 09/08/33 (CAD)	768,000	580,842
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Turk Telekomunikasyon AS
7.375%, 05/20/29 (144A)	340,000	$346,351
		4,316,914
Transportation — 2.1%
Empresa de Transporte de Pasajeros Metro SA
3.650%, 05/07/30 (144A)	200,000	185,512
4.700%, 05/07/50	665,000	544,771
5.000%, 01/25/47	200,000	173,699
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36 (d)	841,566	769,551
5.875%, 07/05/34	599,780	595,911
SNCF Reseau
1.125%, 05/25/30 (EUR)	4,100,000	3,854,312
Transnet SOC Ltd.
8.250%, 02/06/28	1,633,000	1,663,733
8.250%, 02/06/28 (144A)	1,681,000	1,712,636
		9,500,125
Water — 0.3%
Aegea Finance SARL
6.750%, 05/20/29	209,000	202,907
9.000%, 01/20/31 (144A)	220,000	224,465
Suez SACA
4.500%, 11/13/33 (EUR)	600,000	660,305
5.000%, 11/03/32 (EUR)	200,000	226,412
		1,314,089
Total Corporate Bonds & Notes (Cost $137,446,630)		133,017,697

Asset-Backed Securities—2.6%
Asset-Backed - Automobile — 0.3%
Ally Bank Auto Credit-Linked Notes
5.117%, 09/15/32 (144A)	242,533	242,723
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	218,148	221,692
PenFed Auto Receivables Owner Trust
4.700%, 06/15/29 (144A)	157,000	156,824
Santander Bank Auto Credit-Linked Notes
5.721%, 08/16/32 (144A)	4,060	4,061
SBNA Auto Lease Trust
6.270%, 04/20/26 (144A)	218,212	218,997
Tesla Auto Lease Trust
5.110%, 08/21/28 (144A)	386,000	384,855
		1,229,152
Asset-Backed - Other — 2.2%
Affirm Asset Securitization Trust
4.620%, 09/15/29 (144A)	108,000	107,399
AIMCO CLO
5.898%, 3M TSFR + 1.250%, 10/17/34 (144A) (f)	660,000	660,337
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	261,301	262,410
See accompanying notes to financial statements.
BHFTI-39

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	151,928	$153,951
Apidos CLO XXXII Ltd.
5.717%, 3M TSFR + 1.100%, 01/20/33 (144A) (f)	1,025,000	1,026,463
Auxilior Term Funding LLC
6.180%, 12/15/28 (144A)	382,373	386,771
Balboa Bay Loan Funding Ltd.
6.079%, 3M TSFR + 1.462%, 07/20/34 (144A) (f)	595,416	596,185
BHG Securitization Trust
5.550%, 04/17/36 (144A)	181,781	182,154
Capital Street Master Trust
5.948%, SOFR30A + 1.350%, 10/16/28 (144A) (f)	189,362	189,361
CIFC Funding Ltd.
6.494%, 3M TSFR + 1.862%, 07/18/31 (144A) (f)	250,000	250,456
Clarus Capital Funding LLC
4.790%, 08/20/32 (144A)	102,000	100,470
Clover CLO LLC
5.787%, 3M TSFR + 1.450%, 01/25/35 (144A) (f)	456,364	456,364
Dell Equipment Finance Trust
4.820%, 08/22/30 (144A)	250,000	249,032
DLLAA LLC
5.930%, 07/20/26 (144A)	140,819	141,367
Dryden 113 CLO Ltd.
5.867%, 3M TSFR + 1.250%, 10/15/37 (144A) (f)	515,000	515,353
6.267%, 3M TSFR + 1.650%, 10/15/37 (144A) (f)	525,000	525,731
Elmwood CLO 15 Ltd.
5.972%, 3M TSFR + 1.340%, 04/22/35 (144A) (f)	500,000	501,186
HINNT LLC
5.490%, 03/15/43 (144A)	162,488	163,895
HPEFS Equipment Trust
5.430%, 08/20/25 (144A)	24,555	24,570
Kubota Credit Owner Trust
5.400%, 02/17/26 (144A)	65,683	65,742
Lendmark Funding Trust
4.860%, 02/21/34 (144A)	101,000	98,256
M&T Equipment Notes
4.990%, 08/18/31 (144A)	177,000	177,490
Magnetite XIX Ltd.
5.787%, 3M TSFR + 1.450%, 04/17/34 (144A) (f)	272,765	272,765
Marlette Funding Trust
5.950%, 07/17/34 (144A)	82,697	83,070
NMEF Funding LLC
5.150%, 12/15/31 (144A)	295,000	295,581
6.570%, 06/17/30 (144A)	266,975	270,008
Octagon Investment Partners 30 Ltd.
6.329%, 3M TSFR + 1.712%, 03/17/30 (144A) (f)	601,552	601,248
OSD CLO Ltd.
5.942%, 3M TSFR + 1.550%, 01/17/37 (144A) (f)	610,000	610,107
Pikes Peak CLO 8
6.049%, 3M TSFR + 1.432%, 07/20/34 (144A) (f)	968,631	968,389
Sierra Timeshare Receivables Funding LLC
5.140%, 06/20/41 (144A)	142,210	142,005
Voya CLO Ltd.
5.829%, 3M TSFR + 1.212%, 04/19/31 (144A) (f)	122,673	122,890
		10,201,006
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	$456,484
Total Asset-Backed Securities (Cost $11,957,540)		11,886,642

U.S. Treasury & Government Agencies—1.4%
Agency Sponsored Mortgage-Backed — 1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.369%, SOFR30A + 0.800%, 10/25/41 (144A) (f)	4,252	4,250
5.519%, SOFR30A + 0.950%, 12/25/41 (144A) (f)	790,580	790,582
5.569%, SOFR30A + 1.000%, 10/25/44 (144A) (f)	85,399	85,405
5.769%, SOFR30A + 1.200%, 08/25/44 (144A) (f)	569,395	569,979
6.069%, SOFR30A + 1.500%, 10/25/41 (144A) (f)	780,022	784,664
6.219%, SOFR30A + 1.650%, 01/25/34 (144A) (f)	119,606	120,414
6.660%, SOFR30A + 2.100%, 03/25/43 (144A) (f)	287,714	291,867
8.919%, SOFR30A + 4.350%, 04/25/42 (144A) (f)	208,229	221,882
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.419%, SOFR30A + 0.850%, 12/25/41 (144A) (f)	98,008	97,938
5.569%, SOFR30A + 1.000%, 07/25/44 (144A) (f)	152,474	152,541
5.619%, SOFR30A + 1.050%, 09/25/44 (144A) (f)	118,930	119,041
6.119%, SOFR30A + 1.550%, 10/25/41 (144A) (f)	52,507	52,750
6.219%, SOFR30A + 1.650%, 12/25/41 (144A) (f)	909,180	918,526
6.460%, SOFR30A + 1.900%, 06/25/43 (144A) (f)	243,455	245,898
6.783%, SOFR30A + 2.214%, 03/25/31 (f)	1,088,237	1,104,814
6.860%, SOFR30A + 2.300%, 05/25/43 (144A) (f)	344,512	352,402
7.119%, SOFR30A + 2.550%, 07/25/42 (144A) (f)	470,184	482,814
Total U.S. Treasury & Government Agencies (Cost $6,312,568)		6,395,767

Mortgage-Backed Securities—1.0%
Collateralized Mortgage Obligations — 0.1%
Bellemeade Re Ltd.
5.569%, SOFR30A + 1.000%, 09/25/31 (144A) (f)	470,651	471,097
Commercial Mortgage-Backed Securities — 0.9%
BFLD Mortgage Trust
6.112%, 1M TSFR + 1.714%, 06/15/38 (144A) (f)	310,000	309,806
BX Commercial Mortgage Trust
5.890%, 1M TSFR + 1.492%, 10/15/41 (144A) (f)	267,000	268,001
DTP Commercial Mortgage Trust
5.843%, 01/15/41 (144A) (f)	144,000	145,554
Fashion Show Mall LLC
5.104%, 10/10/41 (144A) (f)	250,000	246,126
Great Wolf Trust
5.939%, 1M TSFR + 1.542%, 03/15/39 (144A) (f)	688,000	689,075
HILT Commercial Mortgage Trust
5.938%, 1M TSFR + 1.541%, 05/15/37 (144A) (f)	260,000	260,081
JP Morgan Chase Commercial Mortgage Securities Trust
3.567%, 12/15/47 (144A) (f)	1,500,000	834,719
NJ Trust
6.481%, 01/06/29 (144A) (f)	301,751	314,016
See accompanying notes to financial statements.
BHFTI-40

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
NRTH Mortgage Trust
6.038%, 1M TSFR + 1.641%, 03/15/39 (144A) (f)	743,000	$743,465
ORL Trust
5.993%, 1M TSFR + 1.493%, 12/15/39 (144A) (f)	227,270	227,270
		4,038,113
Total Mortgage-Backed Securities (Cost $4,942,362)		4,509,210

Municipals—0.2%
California Earthquake Authority
5.603%, 07/01/27	275,000	276,087
State Board of Administration Finance Corp.
2.154%, 07/01/30	395,000	340,490
5.526%, 07/01/34	247,000	249,475
Total Municipals (Cost $866,530)		866,052

Short-Term Investments—3.0%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $5,851,489; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $5,967,626	5,850,433	5,850,433
U.S. Treasury—1.7%
U.S. Treasury Bills
4.215%, 01/09/25 (h)	2,256,400	2,254,553
4.230%, 01/16/25 (h)	2,258,200	2,254,480
4.240%, 01/14/25 (d) (h)	2,257,700	2,254,544
4.466%, 01/21/25 (h)	1,129,800	1,127,268
		7,890,845
Total Short-Term Investments (Cost $13,740,335)		13,741,278

Securities Lending Reinvestments (i)—1.1%
Repurchase Agreements—0.4%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $629,894; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $642,335	629,740	629,740
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $400,099; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $408,001	400,000	400,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $750,185; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $765,188	750,000	$750,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $200,049; collateralized by various Common Stock with an aggregate market value of $220,054	200,000	200,000
		1,979,740

Mutual Funds—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (j)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (j)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (j)	500,000	500,000
HSBC U.S. Government Money Market Fund, Class I, 4.400% (j)	30,000	30,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (j)	500,000	500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (j)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (j)	500,000	500,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.390% (j)	50,000	50,000
		3,080,000
Total Securities Lending Reinvestments (Cost $5,059,740)		5,059,740
Total Investments—98.1% (Cost $474,427,342)		451,042,340
Other assets and liabilities (net)—1.9%		8,761,207
Net Assets—100.0%		$459,803,547

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was
$437,398, which is 0.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Interest only security.
(b)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(c)	Principal amount of security is adjusted for inflation.
(d)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $15,267,239 and the collateral received consisted of cash in the amount of $5,059,740 and non-cash collateral with a value of $10,825,327. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.

See accompanying notes to financial statements.
BHFTI-41

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024

government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(j)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$101,029,681, which is 22.0% of net assets.

Country Diversification as of December 31, 2024 (Unaudited)	% of Net Assets
United States	6.8
China	6.4
United Kingdom	6.2
France	5.7
Japan	5.5
Colombia	5.3
Canada	3.9
Mexico	3.3
South Africa	2.9
Italy	2.7

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/28	11/04/19	USD	589,618	$544,216	$437,398
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$72,248,056	$407,850,109	$93 ,066,439	$467,771,592
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Foreign Government	$(1,308,640)	$—	$—	$—	$(1,308,640)
Corporate Bonds & Notes	(3,751,100)	—	—	—	(3,751,100)
Total Borrowings	$(5,059,740)	$—	$—	$—	$(5,059,740)
Gross amount of recognized liabilities for securities lending transactions					$(5,059,740)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	247,519	SSBT	02/05/25	USD	160,765	$(7,559)
BRL	8,564,060	BOA	01/03/25	USD	1,470,983	(84,730)
BRL	3,662,621	BOA	01/03/25	USD	629,100	(36,237)
BRL	3,432,177	CBNA	01/03/25	USD	554,265	1,296
BRL	3,734,794	CBNA	01/03/25	USD	603,135	1,411
BRL	19,401,364	CBNA	01/03/25	USD	3,133,144	7,328
BRL	10,837,304	UBSA	01/03/25	USD	1,756,451	(2,232)
See accompanying notes to financial statements.
BHFTI-42

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,504,351	UBSA	01/03/25	USD	567,966	$(722)
CAD	3,887,926	SSBT	02/05/25	USD	2,788,559	(80,510)
CAD	459,685	SSBT	02/05/25	USD	331,945	(11,762)
CAD	627,131	SSBT	02/05/25	USD	446,879	(10,065)
CAD	185,956	SSBT	02/05/25	USD	134,542	(5,018)
CAD	256,276	SSBT	02/05/25	USD	182,669	(4,166)
CLP	627,204,749	CBNA	01/16/25	USD	638,591	(8,001)
CNH	4,876,296	HSBCU	01/23/25	USD	674,979	(10,329)
CNH	8,196,592	SSBT	01/23/25	USD	1,130,911	(13,696)
COP	2,861,398,908	BOA	01/16/25	USD	647,668	653
COP	2,693,563,888	CBNA	01/16/25	USD	603,262	7,032
COP	2,795,856,131	CBNA	01/16/25	USD	619,169	14,302
COP	1,175,069,000	JPMC	01/16/25	USD	263,823	2,418
CZK	14,666,694	HSBCU	01/24/25	USD	613,388	(10,321)
EUR	847,148	BNP	02/27/25	USD	883,790	(4,230)
EUR	346,545	SSBT	02/27/25	USD	361,667	(1,863)
GBP	400,219	JPMC	01/16/25	USD	507,947	(6,970)
GBP	481,801	NWM	01/16/25	USD	620,585	(17,486)
GBP	1,805,468	SSBT	01/16/25	USD	2,267,830	(7,819)
GBP	348,506	SSBT	01/16/25	USD	437,164	(919)
GBP	756,718	SSBT	01/16/25	USD	947,692	(464)
HUF	244,177,759	JPMC	01/24/25	USD	620,878	(6,776)
HUF	33,604,681	SSBT	01/24/25	USD	87,115	(2,600)
IDR	10,610,912,137	CBNA	01/24/25	USD	681,147	(22,354)
IDR	9,739,109,176	CBNA	01/24/25	USD	616,048	(11,382)
IDR	11,023,796,881	SCB	01/24/25	USD	691,451	(7,023)
INR	1,940,597	BBP	03/06/25	USD	22,795	(256)
JPY	197,395,065	BNP	01/06/25	USD	1,310,609	(56,073)
JPY	98,313,861	SSBT	01/06/25	USD	638,674	(13,844)
JPY	163,895,505	UBSA	01/06/25	USD	1,069,009	(27,377)
KRW	1,155,642,550	BOA	01/17/25	USD	813,718	(28,391)
KRW	887,694,973	CBNA	01/17/25	USD	647,622	(44,381)
KRW	966,659,794	JPMC	01/17/25	USD	702,770	(45,868)
KRW	980,257,513	JPMC	01/17/25	USD	682,298	(16,156)
KRW	1,175,333,208	UBSA	01/17/25	USD	836,834	(38,126)
MXN	12,402,881	MSCS	02/20/25	USD	608,240	(18,229)
PEN	2,437,818	CBNA	01/16/25	USD	647,667	853
PLN	5,026,756	CBNA	01/24/25	USD	1,235,203	(18,993)
SEK	3,719,001	SSBT	02/05/25	USD	339,444	(2,714)

Contracts to Deliver
AUD	10,183,455	BOA	02/05/25	USD	6,617,972	314,749
BRL	8,564,060	BOA	01/03/25	USD	1,383,018	(3,235)
BRL	3,662,621	BOA	01/03/25	USD	591,480	(1,383)
BRL	19,401,364	CBNA	01/03/25	USD	3,121,810	(18,662)
BRL	3,734,794	CBNA	01/03/25	USD	600,954	(3,592)
BRL	3,432,177	CBNA	01/03/25	USD	557,715	2,153
BRL	10,837,304	UBSA	01/03/25	USD	1,750,126	(4,094)
BRL	3,504,351	UBSA	01/03/25	USD	565,921	(1,324)
BRL	3,504,351	UBSA	02/04/25	USD	564,635	767
BRL	10,837,304	UBSA	02/04/25	USD	1,746,150	2,371
CAD	30,156,824	CBNA	02/05/25	USD	21,821,146	816,077
CAD	833,154	GSI	02/05/25	USD	596,438	16,123
CAD	623,369	SSBT	02/05/25	USD	434,403	210
CAD	587,562	SSBT	02/05/25	USD	418,758	9,505
CLP	626,744,808	BOA	01/16/25	USD	640,778	10,650
CNH	5,115,700	HSBCU	01/23/25	USD	700,045	2,763
CNH	210,201,263	HSBCU	01/23/25	USD	29,088,366	437,445
See accompanying notes to financial statements.
BHFTI-43

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	2,254,459	SSBT	01/23/25	USD	309,288	$2,000
CNH	3,460,630	SSBT	01/23/25	USD	475,198	3,506
COP	2,744,447,769	BOA	01/16/25	USD	605,571	(16,252)
COP	2,789,000,143	CBNA	01/16/25	USD	626,179	(5,739)
COP	29,155,985,169	MSCS	01/16/25	USD	6,561,196	(44,817)
COP	15,733,070,324	MSCS	01/16/25	USD	3,540,534	(24,184)
CZK	14,653,585	JPMC	01/24/25	USD	608,596	6,068
EUR	16,635,874	BOA	01/16/25	USD	17,701,768	460,555
EUR	2,967,347	BOA	02/27/25	USD	3,116,189	35,312
EUR	577,142	GSI	02/27/25	USD	599,785	562
EUR	19,976,872	HSBCU	02/06/25	USD	21,176,020	454,715
EUR	25,098,821	MSCS	02/27/25	USD	26,401,751	342,651
EUR	24,185,240	UBSA	01/06/25	USD	26,446,173	1,390,862
GBP	3,121,816	BOA	01/16/25	USD	4,065,663	157,902
GBP	16,975,437	BOA	01/16/25	USD	21,858,251	609,096
GBP	437,069	CBNA	01/16/25	USD	546,812	(294)
GBP	571,700	CBNA	01/16/25	USD	723,747	8,115
GBP	404,379	SSBT	01/16/25	USD	512,335	6,150
GBP	779,133	SSBT	01/16/25	USD	987,080	11,794
HUF	244,612,131	JPMC	01/24/25	USD	633,810	18,616
IDR	19,729,342,815	CBNA	01/24/25	USD	1,247,295	22,371
IDR	41,164,121,966	MSCS	01/24/25	USD	2,630,463	74,731
IDR	19,213,527,470	SCB	01/24/25	USD	1,189,177	(3,722)
JPY	4,421,863,317	BNP	01/06/25	USD	29,383,483	1,280,503
JPY	4,093,910,814	JPMC	02/21/25	USD	26,087,277	(70,067)
JPY	59,160,415	SSBT	01/06/25	USD	386,260	10,269
JPY	72,491,513	SSBT	01/06/25	USD	471,819	11,103
KRW	922,353,484	BOA	01/17/25	USD	667,308	40,515
KRW	1,886,157,512	BOA	01/17/25	USD	1,349,907	68,153
KRW	10,060,416,670	CBNA	01/17/25	USD	7,512,820	676,178
MXN	12,339,709	BOA	02/20/25	USD	604,515	17,509
MXN	13,579,101	SSBT	02/20/25	USD	665,414	19,449
MYR	3,510,333	BBP	01/21/25	USD	781,550	(4,057)
MYR	5,669,002	BBP	01/21/25	USD	1,298,324	29,610
NZD	1,077,836	SSBT	02/05/25	USD	632,017	28,858
PEN	3,921,451	BOA	01/16/25	USD	1,040,863	(2,340)
PEN	1,822,565	BOA	01/16/25	USD	483,760	(1,087)
PLN	2,469,376	MSCS	01/24/25	USD	603,094	5,635
PLN	2,564,927	SSBT	01/24/25	USD	625,817	5,239
SEK	14,143,308	MSCS	02/05/25	USD	1,285,627	5,050
ZAR	49,352,428	BNP	02/14/25	USD	2,704,493	99,513
ZAR	16,049,683	SSBT	02/14/25	USD	879,394	32,240
Net Unrealized Appreciation						$6,692,445
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	03/17/25	61	AUD	6,885,395	$19,371
Canada Government Bond 5 Year Futures	03/20/25	149	CAD	16,877,230	157,022
Euro-Bobl Futures	03/06/25	145	EUR	17,089,700	(203,371)
Euro-Bund Futures	03/06/25	6	EUR	800,640	(4,750)
Euro-Schatz Futures	03/06/25	84	EUR	8,986,740	(34,884)
U.K. Long Gilt Bond Futures	03/27/25	20	GBP	1,848,200	(72,631)
See accompanying notes to financial statements.
BHFTI-44

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	03/20/25	15	USD	1,707,656	$(78,773)
U.S. Treasury Note 2 Year Futures	03/31/25	34	USD	6,990,719	3,144
U.S. Treasury Note 5 Year Futures	03/31/25	718	USD	76,326,766	(375,824)
U.S. Treasury Note 10 Year Futures	03/20/25	93	USD	10,113,750	(100,337)

Futures Contracts—Short
Australian 3 Year Treasury Bond Futures	03/17/25	(160)	AUD	(16,984,525)	(26,298)
Canada Government Bond 10 Year Futures	03/20/25	(62)	CAD	(7,601,820)	(90,483)
Euro-Buxl 30 Year Bond Futures	03/06/25	(8)	EUR	(1,061,440)	70,928
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	(43)	USD	(4,786,437)	112,477
U.S. Treasury Ultra Long Bond Futures	03/20/25	(51)	USD	(6,064,219)	351,755
Net Unrealized Depreciation					$(272,654)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	7-Day CNRR	Quarterly	1.785%	Quarterly	10/11/29	CNY	38,270,000	$93,843	$—	$93,843
Receive	12M SOFR	Annually	3.656%	Annually	11/04/54	USD	3,310,000	163,391	—	163,391
Receive	12M SOFR	Annually	3.756%	Annually	11/18/54	USD	6,830,000	217,674	—	217,674
Totals								$474,908	$—	$474,908
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.43.V1	1.000%	Quarterly	12/20/29	0.499%	USD	4,660,000	$104,095	$99,624	$4,471
Centrally Cleared Credit Default Swap Contracts on Credit Indices and Sovereign Issues—Buy Protection (d)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.AUS.42.V1	(1.000%)	Quarterly	12/20/29	0.691%	USD	4,660,000	$(66,219)	$(74,934)	$8,715
Qatar Government International Bonds 9.750%, due on 06/15/30	(1.000%)	Quarterly	12/20/29	0.444%	USD	17,910,000	(452,227)	(468,166)	15,939
Totals							$(518,446)	$(543,100)	$24,654

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

See accompanying notes to financial statements.
BHFTI-45

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
(d)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$29,125		$
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	7,582,936	Unrealized depreciation on forward foreign currency exchange contracts	890,491
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	474,908
	Unrealized appreciation on futures contracts (b) (c)	714,697	Unrealized depreciation on futures contracts (b) (c)	987,351
Total		$8,801,666		$1,877,842

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$1,715,094	$(173,655)	$—	$1,541,439
Barclays Bank PLC	29,610	(4,313)	—	25,297
BNP Paribas SA	1,380,016	(60,303)	—	1,319,713
Citibank NA	1,557,116	(133,398)	(525,000)	898,718
Goldman Sachs International	16,685	—	—	16,685
HSBC Bank USA	894,923	(20,650)	—	874,273
JPMorgan Chase Bank NA	27,102	(27,102)	—	—
Morgan Stanley Capital Services LLC	428,067	(87,230)	(10,000)	330,837
State Street Bank and Trust Co.	140,323	(140,323)	—	—
UBS AG	1,394,000	(73,875)	—	1,320,125
	$7,582,936	$(720,849)	$(535,000)	$6,327,087
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$173,655	$(173,655)	$—	$—
Barclays Bank PLC	4,313	(4,313)	—	—
BNP Paribas SA	60,303	(60,303)	—	—
Citibank NA	133,398	(133,398)	—	—
HSBC Bank USA	20,650	(20,650)	—	—
JPMorgan Chase Bank NA	145,837	(27,102)	—	118,735
Morgan Stanley Capital Services LLC	87,230	(87,230)	—	—
NatWest Markets PLC	17,486	—	—	17,486
See accompanying notes to financial statements.
BHFTI-46

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Standard Chartered Bank	$10,745	$—	$—	$10,745
State Street Bank and Trust Co.	162,999	(140,323)	—	22,676
UBS AG	73,875	(73,875)	—	—
	$890,491	$(720,849)	$—	$169,642

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(113,560)	$—	$—	$(113,560)
Forward foreign currency transactions	—	—	6,980,892	6,980,892
Futures contracts	(1,119,289)	—	—	(1,119,289)
Swap contracts	(517,005)	(997,791)	—	(1,514,796)
	$(1,749,854)	$(997,791)	$6,980,892	$4,233,247

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$104,963	$—	$—	$104,963
Forward foreign currency transactions	—	—	14,089,826	14,089,826
Futures contracts	(2,099,685)	—	—	(2,099,685)
Swap contracts	1,028,468	565,511	—	1,593,979
	$(966,254)	$565,511	$14,089,826	$13,689,083
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$5,440,000
Forward foreign currency transactions	358,426,367
Futures contracts long	91,064,679
Futures contracts short	(23,416,796)
Swap contracts	59,504,219

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$275,565,954	$—	$275,565,954
Total Corporate Bonds & Notes*	—	133,017,697	—	133,017,697
Total Asset-Backed Securities*	—	11,886,642	—	11,886,642
Total U.S. Treasury & Government Agencies*	—	6,395,767	—	6,395,767
Total Mortgage-Backed Securities*	—	4,509,210	—	4,509,210
Total Municipals*	—	866,052	—	866,052
Total Short-Term Investments*	—	13,741,278	—	13,741,278
See accompanying notes to financial statements.
BHFTI-47

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$1,979,740	$—	$1,979,740
Mutual Funds	3,080,000	—	—	3,080,000
Total Securities Lending Reinvestments	3,080,000	1,979,740	—	5,059,740
Total Investments	$3,080,000	$447,962,340	$—	$451,042,340
Collateral for Securities Loaned (Liability)	$—	$(5,059,740)	$—	$(5,059,740)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,582,936	$—	$7,582,936
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(890,491)	—	(890,491)
Total Forward Contracts	$—	$6,692,445	$—	$6,692,445
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$714,697	$—	$—	$714,697
Futures Contracts (Unrealized Depreciation)	(987,351)	—	—	(987,351)
Total Futures Contracts	$(272,654)	$—	$—	$(272,654)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$504,033	$—	$504,033

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$478,185,283
Gross unrealized appreciation	8,859,516
Gross unrealized (depreciation)	(35,598,364)
Net unrealized appreciation (depreciation)	$(26,738,848)
See accompanying notes to financial statements.
BHFTI-48

Brighthouse Funds Trust I
AB International Bond Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$451,042,340
Cash	28,466
Cash denominated in foreign currencies (c)	306,948
Cash collateral (d)	2,964,320
Unrealized appreciation on forward foreign currency exchange contracts	7,582,936
Receivable for:
Principal paydowns	30,304
Interest	6,503,622
Variation margin on centrally cleared swap contracts	13,152
Prepaid expenses	1,710
Total Assets	468,473,798
Liabilities
Cash collateral for forward foreign currency exchange contracts	535,000
Unrealized depreciation on forward foreign currency exchange contracts	890,491
Collateral for securities loaned	5,059,740
Payable for:
Investments purchased	1,266,228
Fund shares redeemed	410,705
Foreign taxes	407
Variation margin on futures contracts	39,561
Accrued Expenses:
Management fees	206,180
Distribution and service fees	2,766
Deferred trustees’ fees	101,814
Other expenses	157,359
Total Liabilities	8,670,251
Net Assets	$459,803,547
Net Assets Consist of:
Paid in surplus	$584,927,110
Distributable earnings (Accumulated losses) (e)	(125,123,563)
Net Assets	$459,803,547
Net Assets
Class A	$446,863,743
Class B	12,939,804
Capital Shares Outstanding*
Class A	54,891,989
Class B	1,598,910
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.14
Class B	8.09

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $474,427,342.
(b)	Includes securities loaned at value of $15,267,239.
(c)	Identified cost of cash denominated in foreign currencies was $306,983.
(d)	Includes collateral of $1,355,474 for futures contracts and $1,608,846 for centrally cleared swap contracts.
(e)	Includes foreign capital gains tax of $407.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Interest (a)	$29,029,123
Securities lending income	12,827
Total investment income	29,041,950
Expenses
Management fees	2,654,673
Administration fees	47,868
Custodian and accounting fees	145,167
Distribution and service fees—Class B	30,850
Audit and tax services	96,833
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	24,332
Insurance	4,623
Miscellaneous	23,780
Total expenses	3,147,930
Net Investment Income	25,894,020
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	(17,101,676)
Purchased options	(113,560)
Futures contracts	(1,119,289)
Swap contracts	(1,514,796)
Foreign currency transactions	(1,397,123)
Forward foreign currency transactions	6,980,892
Net realized gain (loss)	(14,265,552)
Net change in unrealized appreciation (depreciation) on:
Investments (c)	3,065,101
Purchased options	104,963
Futures contracts	(2,099,685)
Swap contracts	1,593,979
Foreign currency transactions	(5,263)
Forward foreign currency transactions	14,089,826
Net change in unrealized appreciation (depreciation)	16,748,921
Net realized and unrealized gain (loss)	2,483,369
Net Increase (Decrease) in Net Assets From Operations	$28,377,389

(a)	Net of foreign withholding taxes of $145,907.
(b)	Net of foreign capital gains tax of $40,674.
(c)	Includes change in foreign capital gains tax of $(407).
See accompanying notes to financial statements.
BHFTI-49

Brighthouse Funds Trust I
AB International Bond Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$25,894,020	$22,495,729
Net realized gain (loss)	(14,265,552)	(38,670,382)
Net change in unrealized appreciation (depreciation)	16,748,921	63,434,128
Increase (decrease) in net assets from operations	28,377,389	47,259,475
From Distributions to Shareholders
Class A	(17,308,852)	(27,869,060)
Class B	(408,887)	(517,176)
Total distributions	(17,717,739)	(28,386,236)
Increase (decrease) in net assets from capital share transactions	(94,091,128)	(29,463,951)
Total increase (decrease) in net assets	(83,431,478)	(10,590,712)
Net Assets
Beginning of period	543,235,025	553,825,737
End of period	$459,803,547	$543,235,025

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	28,088	$225,922	393,040	$3,055,836
Reinvestments	2,219,084	17,308,852	3,710,927	27,869,060
Redemptions	(13,997,876)	(112,744,875)	(8,116,262)	(61,586,106)
Net increase (decrease)	(11,750,704)	$(95,210,101)	(4,012,295)	$(30,661,210)
Class B
Sales	204,850	$1,633,603	237,035	$1,814,699
Reinvestments	52,624	408,887	69,141	517,176
Redemptions	(115,654)	(923,517)	(148,202)	(1,134,616)
Net increase (decrease)	141,820	$1,118,973	157,974	$1,197,259
Increase (decrease) derived from capital shares transactions		$(94,091,128)		$(29,463,951)
See accompanying notes to financial statements.
BHFTI-50

Brighthouse Funds Trust I
AB International Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.98	$7.70	$10.40	$10.65	$10.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.41	0.32	0.28	0.27	0.26
Net realized and unrealized gain (loss)	0.04	0.37	(1.87)	(0.47)	0.21
Total income (loss) from investment operations	0.45	0.69	(1.59)	(0.20)	0.47
Less Distributions
Distributions from net investment income	(0.29)	(0.41)	(1.02)	(0.01)	(0.23)
Distributions from net realized capital gains	0.00	0.00	(0.09)	(0.04)	(0.08)
Total distributions	(0.29)	(0.41)	(1.11)	(0.05)	(0.31)
Net Asset Value, End of Period	$8.14	$7.98	$7.70	$10.40	$10.65
Total Return (%) (b)	5.73	9.27	(15.47)	(1.83)	4.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61	0.63	0.59	0.58	0.57
Net ratio of expenses to average net assets (%) (c)	0.61	0.63	0.59	0.58	0.57
Ratio of net investment income (loss) to average net assets (%)	5.07	4.14	3.28	2.58	2.56
Portfolio turnover rate (%)	98	104	122	98	106
Net assets, end of period (in millions)	$446.9	$531.7	$543.9	$811.0	$1,003.3

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.93	$7.66	$10.35	$10.62	$10.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.39	0.30	0.26	0.25	0.23
Net realized and unrealized gain (loss)	0.04	0.36	(1.86)	(0.48)	0.21
Total income (loss) from investment operations	0.43	0.66	(1.60)	(0.23)	0.44
Less Distributions
Distributions from net investment income	(0.27)	(0.39)	(1.00)	(0.00) (d)	(0.23)
Distributions from net realized capital gains	0.00	0.00	(0.09)	(0.04)	(0.08)
Total distributions	(0.27)	(0.39)	(1.09)	(0.04)	(0.31)
Net Asset Value, End of Period	$8.09	$7.93	$7.66	$10.35	$10.62
Total Return (%) (b)	5.54	8.91	(15.64)	(2.12)	4.39
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86	0.88	0.84	0.83	0.82
Net ratio of expenses to average net assets (%) (c)	0.86	0.88	0.84	0.83	0.82
Ratio of net investment income (loss) to average net assets (%)	4.86	3.90	3.08	2.38	2.29
Portfolio turnover rate (%)	98	104	122	98	106
Net assets, end of period (in millions)	$12.9	$11.6	$9.9	$11.2	$6.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(d)	Distributions from net investment income were less than $0.01.
See accompanying notes to financial statements.
BHFTI-51

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.4%
L3Harris Technologies, Inc.	35,394	$7,442,650
Automobile Components — 1.1%
Aptiv PLC (a) (b)	55,108	3,332,932
Banks — 3.1%
Fifth Third Bancorp	144,943	6,128,190
Regions Financial Corp.	156,207	3,673,989
		9,802,179
Beverages — 2.9%
Keurig Dr. Pepper, Inc.	285,029	9,155,131
Building Products — 2.1%
Carlisle Cos., Inc.	17,785	6,559,819
Capital Markets — 3.0%
Jefferies Financial Group, Inc.	118,890	9,320,976
Chemicals — 2.2%
Ashland, Inc.	22,810	1,630,002
Huntsman Corp.	128,758	2,321,507
RPM International, Inc.	24,514	3,016,693
		6,968,202
Commercial Services & Supplies — 2.8%
Republic Services, Inc.	43,553	8,761,993
Construction & Engineering — 1.0%
API Group Corp. (b)	90,313	3,248,559
Construction Materials — 2.5%
Vulcan Materials Co.	30,898	7,947,893
Containers & Packaging — 3.6%
AptarGroup, Inc.	17,309	2,719,244
Graphic Packaging Holding Co. (a)	318,964	8,663,062
		11,382,306
Electric Utilities — 4.5%
American Electric Power Co., Inc.	80,405	7,415,753
FirstEnergy Corp.	171,038	6,803,892
		14,219,645
Energy Equipment & Services — 1.2%
Baker Hughes Co.	90,836	3,726,093
Financial Services — 1.9%
Euronet Worldwide, Inc. (b)	56,404	5,800,587
Ground Transportation — 2.4%
Canadian Pacific Kansas City Ltd.	46,497	3,364,988
Knight-Swift Transportation Holdings, Inc.	80,433	4,266,166
		7,631,154
Health Care Equipment & Supplies — 2.9%
Alcon AG (a)	47,798	4,057,572
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Zimmer Biomet Holdings, Inc.	48,921	$5,167,525
		9,225,097
Health Care Providers & Services — 3.2%
Humana, Inc.	11,300	2,866,923
Labcorp Holdings, Inc.	31,722	7,274,489
		10,141,412
Hotels, Restaurants & Leisure — 1.1%
Yum China Holdings, Inc.	68,548	3,301,957
Household Products — 3.9%
Church & Dwight Co., Inc.	55,965	5,860,095
Reynolds Consumer Products, Inc.	241,450	6,516,736
		12,376,831
Insurance — 10.3%
Allstate Corp.	45,855	8,840,385
Arch Capital Group Ltd.	98,630	9,108,481
Axis Capital Holdings Ltd. (a)	17,728	1,571,055
Brown & Brown, Inc.	75,430	7,695,369
Loews Corp.	60,852	5,153,556
		32,368,846
IT Services — 1.6%
Amdocs Ltd.	58,830	5,008,786
Life Sciences Tools & Services — 3.5%
Charles River Laboratories International, Inc. (b)	34,415	6,353,009
ICON PLC (b)	12,020	2,520,714
Qiagen NV (b)	44,996	2,003,672
		10,877,395
Machinery — 2.1%
Donaldson Co., Inc. (a)	18,464	1,243,551
Gates Industrial Corp. PLC (a) (b)	226,521	4,659,537
Toro Co.	9,682	775,528
		6,678,616
Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	95,604	3,640,600
Mortgage Real Estate Investment Trusts — 2.0%
Annaly Capital Management, Inc. (a)	337,875	6,183,113
Office REITs — 2.1%
BXP, Inc. (a)	86,383	6,423,440
Oil, Gas & Consumable Fuels — 4.2%
EOG Resources, Inc.	35,783	4,386,280
EQT Corp.	79,816	3,680,316
Targa Resources Corp.	12,099	2,159,672
Valero Energy Corp.	23,680	2,902,931
		13,129,199
See accompanying notes to financial statements.
BHFTI-52

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Rights—0.0%
Security Description	Shares	Value
Professional Services — 3.7%
Amentum Holdings, Inc. (a) (b)	48,585	$1,021,742
Dun & Bradstreet Holdings, Inc. (a)	332,808	4,146,788
Jacobs Solutions, Inc.	48,360	6,461,863
		11,630,393
Real Estate Management & Development — 3.8%
CBRE Group, Inc. - Class A (b)	91,641	12,031,547
Semiconductors & Semiconductor Equipment — 3.4%
ON Semiconductor Corp. (b)	71,488	4,507,318
Teradyne, Inc.	48,451	6,100,950
		10,608,268
Software — 1.2%
Informatica, Inc. - Class A (a) (b)	143,308	3,715,976
Specialized REITs — 4.2%
CubeSmart	88,008	3,771,142
Gaming & Leisure Properties, Inc. (a)	103,249	4,972,472
Weyerhaeuser Co.	161,619	4,549,575
		13,293,189
Specialty Retail — 1.2%
Foot Locker, Inc. (a) (b)	86,725	1,887,136
RH (a) (b)	4,846	1,907,337
		3,794,473
Textiles, Apparel & Luxury Goods — 0.5%
PVH Corp.	14,642	1,548,392
Trading Companies & Distributors — 3.8%
AerCap Holdings NV	103,954	9,948,398
WESCO International, Inc.	11,277	2,040,686
		11,989,084
Water Utilities — 1.6%
American Water Works Co., Inc.	41,411	5,155,255
Total Common Stocks (Cost $246,283,309)		308,421,988

Warrants—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (b) (c) (d) (Cost $175,712)	30,257	0

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (b) (c) (d) (Cost $0)	277,348	0

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (b) (Cost $0)	84,465	$0

Short-Term Investments—1.8%
Repurchase Agreement—1.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $5,815,652; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $5,930,979	5,814,602	5,814,602
Total Short-Term Investments (Cost $5,814,602)		5,814,602

Securities Lending Reinvestments (e)—7.7%
Repurchase Agreements—5.1%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $200,049; collateralized by various Common Stock with an aggregate market value of $222,702	200,000	200,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $2,000,496; collateralized by various Common Stock with an aggregate market value of $2,227,017	2,000,000	2,000,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $800,200; collateralized by various Common Stock with an aggregate market value of $890,807	800,000	800,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $1,000,228; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $2,050,969; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $2,147,519; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $2,189,934	2,146,994	2,146,994
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $1,000,867; collateralized by various Common Stock with an aggregate market value of $1,115,380	1,000,000	1,000,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $2,000,502; collateralized by various Common Stock with an aggregate market value of $2,230,880	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTI-53

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $1,004,472; collateralized by various Common Stock with an aggregate market value of $1,111,253	1,000,000	$1,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $3,000,738; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $3,060,753	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $1,000,246; collateralized by various Common Stock with an aggregate market value of $1,100,271	1,000,000	1,000,000
		16,146,994

Mutual Funds—2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (f)	3,000,000	3,000,000
		8,000,000
Total Securities Lending Reinvestments (Cost $24,146,994)		24,146,994
Total Investments—107.7% (Cost $276,420,617)		338,383,584
Other assets and liabilities (net)—(7.7)%		(24,193,961)
Net Assets—100.0%		$314,189,623

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $33,430,825 and the collateral received consisted of cash in the amount of
$24,146,994 and non-cash collateral with a value of $10,041,155. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$55,366,429	$0	$149,216,103
See accompanying notes to financial statements.
BHFTI-54

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(24,146,994)	$—	$—	$—	$(24,146,994)
Gross amount of recognized liabilities for securities lending transactions					$(24,146,994)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$308,421,988	$—	$—	$308,421,988
Total Escrow Shares*	—	—	0	0
Total Warrants*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	5,814,602	—	5,814,602
Securities Lending Reinvestments
Repurchase Agreements	—	16,146,994	—	16,146,994
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	16,146,994	—	24,146,994
Total Investments	$316,421,988	$21,961,596	$0	$338,383,584
Collateral for Securities Loaned (Liability)	$—	$(24,146,994)	$—	$(24,146,994)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$276,525,584
Gross unrealized appreciation	73,338,087
Gross unrealized (depreciation)	(11,480,087)
Net unrealized appreciation (depreciation)	$61,858,000
See accompanying notes to financial statements.
BHFTI-55

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$338,383,584
Receivable for:
Fund shares sold	199
Dividends and interest	545,969
Prepaid expenses	1,272
Total Assets	338,931,024
Liabilities
Collateral for securities loaned	24,146,994
Payable for:
Investments purchased	61,847
Fund shares redeemed	32,605
Accrued Expenses:
Management fees	181,644
Distribution and service fees	28,576
Deferred trustees’ fees	221,249
Other expenses	68,486
Total Liabilities	24,741,401
Net Assets	$314,189,623
Net Assets Consist of:
Paid in surplus	$197,649,475
Distributable earnings (Accumulated losses)	116,540,148
Net Assets	$314,189,623
Net Assets
Class A	$183,814,224
Class B	130,375,399
Capital Shares Outstanding*
Class A	15,804,347
Class B	11,234,946
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.63
Class B	11.60

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $276,420,617.
(b)	Includes securities loaned at value of $33,430,825.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$7,436,577
Interest	246,164
Securities lending income	54,278
Total investment income	7,737,019
Expenses
Management fees	2,622,110
Administration fees	30,585
Custodian and accounting fees	25,986
Distribution and service fees—Class B	343,124
Audit and tax services	50,207
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	28,310
Insurance	3,113
Miscellaneous	11,431
Total expenses	3,234,670
Less management fee waiver	(242,651)
Less broker commission recapture	(9,813)
Net expenses	2,982,206
Net Investment Income	4,754,813
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	50,466,627
Net change in unrealized appreciation (depreciation) on:
Investments	(10,956,102)
Foreign currency transactions	22
Net change in unrealized appreciation (depreciation)	(10,956,080)
Net realized and unrealized gain (loss)	39,510,547
Net Increase (Decrease) in Net Assets From Operations	$44,265,360

(a)	Net of foreign withholding taxes of $3,398.
See accompanying notes to financial statements.
BHFTI-56

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$4,754,813	$4,760,747
Net realized gain (loss)	50,466,627	22,354,828
Net change in unrealized appreciation (depreciation)	(10,956,080)	5,682,121
Increase (decrease) in net assets from operations	44,265,360	32,797,696
From Distributions to Shareholders
Class A	(17,032,806)	(34,167,938)
Class B	(9,971,231)	(19,706,306)
Total distributions	(27,004,037)	(53,874,244)
Increase (decrease) in net assets from capital share transactions	(71,433,480)	(5,893,031)
Total increase (decrease) in net assets	(54,172,157)	(26,969,579)
Net Assets
Beginning of period	368,361,780	395,331,359
End of period	$314,189,623	$368,361,780

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	3,725	$42,063	108,614	$1,202,170
Reinvestments	1,540,037	17,032,806	3,235,600	34,167,938
Redemptions	(6,339,007)	(76,185,871)	(4,217,273)	(49,466,858)
Net increase (decrease)	(4,795,245)	$(59,111,002)	(873,059)	$(14,096,750)
Class B
Sales	305,097	$3,601,180	412,453	$4,652,664
Reinvestments	902,374	9,971,231	1,867,896	19,706,306
Redemptions	(2,206,156)	(25,894,889)	(1,432,304)	(16,155,251)
Net increase (decrease)	(998,685)	$(12,322,478)	848,045	$8,203,719
Increase (decrease) derived from capital shares transactions		$(71,433,480)		$(5,893,031)
See accompanying notes to financial statements.
BHFTI-57

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.23	$12.04	$15.80	$12.32	$13.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.16	0.16	0.10	0.12
Net realized and unrealized gain (loss)	1.15	0.85	(1.15)	3.51	0.05
Total income (loss) from investment operations	1.32	1.01	(0.99)	3.61	0.17
Less Distributions
Distributions from net investment income	(0.16)	(0.16)	(0.10)	(0.13)	(0.13)
Distributions from net realized capital gains	(0.76)	(1.66)	(2.67)	0.00	(0.74)
Total distributions	(0.92)	(1.82)	(2.77)	(0.13)	(0.87)
Net Asset Value, End of Period	$11.63	$11.23	$12.04	$15.80	$12.32
Total Return (%) (b)	12.12	9.30	(4.70)	29.35	2.93
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80	0.80	0.77	0.77	0.78
Net ratio of expenses to average net assets (%) (c)	0.74	0.73	0.71	0.71	0.72
Ratio of net investment income (loss) to average net assets (%)	1.41	1.37	1.21	0.69	1.08
Portfolio turnover rate (%)	16	22	23	28	54
Net assets, end of period (in millions)	$183.8	$231.3	$258.5	$356.9	$369.4

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.20	$12.01	$15.76	$12.30	$12.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.13	0.13	0.06	0.09
Net realized and unrealized gain (loss)	1.15	0.85	(1.15)	3.49	0.06
Total income (loss) from investment operations	1.29	0.98	(1.02)	3.55	0.15
Less Distributions
Distributions from net investment income	(0.13)	(0.13)	(0.06)	(0.09)	(0.10)
Distributions from net realized capital gains	(0.76)	(1.66)	(2.67)	0.00	(0.74)
Total distributions	(0.89)	(1.79)	(2.73)	(0.09)	(0.84)
Net Asset Value, End of Period	$11.60	$11.20	$12.01	$15.76	$12.30
Total Return (%) (b)	11.86	9.02	(4.97)	28.95	2.72
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05	1.05	1.02	1.02	1.03
Net ratio of expenses to average net assets (%) (c)	0.99	0.98	0.96	0.96	0.97
Ratio of net investment income (loss) to average net assets (%)	1.17	1.13	0.98	0.44	0.83
Portfolio turnover rate (%)	16	22	23	28	54
Net assets, end of period (in millions)	$130.4	$137.1	$136.8	$164.2	$154.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-58

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	7,366,717	$322,367,522
American Funds American Mutual Fund (Class R-6)	5,092,580	281,059,497
American Funds Capital World Bond Fund (Class 1) (a)	11,054,123	106,451,205
American Funds Fundamental Investors Fund (Class R-6)	3,996,167	322,570,596
American Funds Growth Fund (Class 1)	2,681,729	341,839,982
American Funds Growth-Income Fund (Class 1)	5,234,262	364,252,256
American Funds High-Income Trust Fund (Class R-6)	18,830,891	183,789,501
American Funds International Fund (Class 1) (a)	14,603,986	260,535,116
American Funds International Growth & Income Fund (Class R-6) (a)	9,519,744	341,282,815
American Funds New World Fund (Class 1)	2,921,285	77,910,683
American Funds Smallcap World Fund, Inc. (Class R-6)	1,692,082	118,445,717
American Funds The Bond Fund of America (Class 1) (a)	56,561,543	524,325,508
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	35,350,533	$415,368,758
American Funds Washington Mutual Investors Fund (Class 1) (a)	19,209,271	323,868,313
Total Mutual Funds (Cost $3,730,736,705)		3,984,067,469
Total Investments—100.1% (Cost $3,730,736,705)		3,984,067,469
Other assets and liabilities (net)—(0.1)%		(2,413,463)
Net Assets—100.0%		$3,981,654,006

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
American Funds Capital World Bond Fund (Class 1)	$121,667,947	$2,836,787	$(12,132,073)	$(2,918,806)	$(3,002,650)	$106,451,205
American Funds International Fund (Class 1)	277,810,751	3,926,782	(27,599,606)	2,916,530	3,480,659	260,535,116
American Funds International Growth & Income Fund (Class R-6)	360,070,560	12,982,407	(33,061,952)	(1,253,601)	2,545,401	341,282,815
American Funds The Bond Fund of America (Class 1)	520,470,378	29,172,226	(10,823,454)	(1,104,531)	(13,389,111)	524,325,508
American Funds Washington Mutual Investors Fund (Class 1)	328,385,780	8,511,755	(63,908,207)	11,440,113	39,438,872	323,868,313
	$1,608,405,416	$57,429,957	$(147,525,292)	$9,079,705	$29,073,171	$1,556,462,957

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2024
American Funds Capital World Bond Fund (Class 1)	$—	$2,770,294	11,054,123
American Funds International Fund (Class 1)	—	3,899,387	14,603,986
American Funds International Growth & Income Fund (Class R-6)	2,529,186	10,255,919	9,519,744
American Funds The Bond Fund of America (Class 1)	—	22,733,414	56,561,543
American Funds Washington Mutual Investors Fund (Class 1)	2,698,868	5,812,887	19,209,271
	$5,228,054	$45,471,901
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$206,367,496	$0	$591,220,297
See accompanying notes to financial statements.
BHFTI-59

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,984,067,469	$—	$—	$3,984,067,469
Total Investments	$3,984,067,469	$—	$—	$3,984,067,469
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$3,743,761,569
Gross unrealized appreciation	524,927,768
Gross unrealized (depreciation)	(284,621,867)
Net unrealized appreciation (depreciation)	$240,305,901
See accompanying notes to financial statements.
BHFTI-60

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$2,427,604,512
Affiliated investments at value (b)	1,556,462,957
Receivable for:
Investments sold	1,337,537
Affiliated investments sold	513,370
Fund shares sold	24,873
Dividends	2,672,285
Prepaid expenses	14,302
Total Assets	3,988,629,836
Liabilities
Payable for:
Investments purchased	2,672,756
Affiliated investments purchased	2,799
Fund shares redeemed	1,872,511
Accrued Expenses:
Management fees	204,496
Distribution and service fees	1,895,914
Deferred trustees’ fees	221,249
Other expenses	106,105
Total Liabilities	6,975,830
Net Assets	$3,981,654,006
Net Assets Consist of:
Paid in surplus	$3,430,540,416
Distributable earnings (Accumulated losses)	551,113,590
Net Assets	$3,981,654,006
Net Assets
Class B	$16,028,704
Class C	3,965,625,302
Capital Shares Outstanding*
Class B	1,710,955
Class C	427,715,067
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.37
Class C	9.27

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,087,785,650.
(b)	Identified cost of affiliated investments was $1,642,951,055.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from Underlying Portfolios	$52,831,009
Dividends from Affiliated Underlying Portfolios	45,471,901
Total investment income	98,302,910
Expenses
Management fees	2,430,749
Administration fees	27,750
Custodian and accounting fees	18,602
Distribution and service fees—Class B	38,982
Distribution and service fees—Class C	22,527,481
Audit and tax services	35,554
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	76,097
Insurance	35,131
Miscellaneous	29,671
Total expenses	25,339,821
Net Investment Income	72,963,089
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	137,404,154
Affiliated investments	9,079,705
Capital gain distributions from Underlying Portfolios	84,874,652
Capital gain distributions from Affiliated Underlying Portfolios	5,228,054
Net realized gain (loss)	236,586,565
Net change in unrealized appreciation (depreciation) on:
Investments	116,502,459
Affiliated investments	29,073,171
Net change in unrealized appreciation (depreciation)	145,575,630
Net realized and unrealized gain (loss)	382,162,195
Net Increase (Decrease) in Net Assets From Operations	$455,125,284
See accompanying notes to financial statements.
BHFTI-61

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$72,963,089	$67,708,528
Net realized gain (loss)	236,586,565	128,733,221
Net change in unrealized appreciation (depreciation)	145,575,630	406,748,843
Increase (decrease) in net assets from operations	455,125,284	603,190,592
From Distributions to Shareholders
Class B	(793,726)	(1,252,520)
Class C	(199,715,020)	(385,293,690)
Total distributions	(200,508,746)	(386,546,210)
Increase (decrease) in net assets from capital share transactions	(347,508,107)	(16,681,275)
Total increase (decrease) in net assets	(92,891,569)	199,963,107
Net Assets
Beginning of period	4,074,545,575	3,874,582,468
End of period	$3,981,654,006	$4,074,545,575

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	66,568	$615,195	172,393	$1,420,157
Reinvestments	88,487	793,726	152,560	1,252,520
Redemptions	(102,856)	(945,409)	(90,203)	(767,018)
Net increase (decrease)	52,199	$463,512	234,750	$1,905,659
Class C
Sales	5,497,688	$50,031,327	7,452,780	$62,483,708
Reinvestments	22,465,132	199,715,020	47,333,377	385,293,690
Redemptions	(65,500,190)	(597,717,966)	(55,603,238)	(466,364,332)
Net increase (decrease)	(37,537,370)	$(347,971,619)	(817,081)	$(18,586,934)
Increase (decrease) derived from capital shares transactions		$(347,508,107)		$(16,681,275)
See accompanying notes to financial statements.
BHFTI-62

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.81	$8.37	$11.89	$11.09	$10.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.18	0.17	0.13	0.13
Net realized and unrealized gain (loss)	0.84	1.15	(2.16)	1.23	1.37
Total income (loss) from investment operations	1.04	1.33	(1.99)	1.36	1.50
Less Distributions
Distributions from net investment income	(0.18)	(0.23)	(0.18)	(0.17)	(0.21)
Distributions from net realized capital gains	(0.30)	(0.66)	(1.35)	(0.39)	(0.59)
Total distributions	(0.48)	(0.89)	(1.53)	(0.56)	(0.80)
Net Asset Value, End of Period	$9.37	$8.81	$8.37	$11.89	$11.09
Total Return (%) (b)	12.07	16.72	(16.53)	12.55	15.84
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.32	0.32	0.32	0.31	0.32
Ratio of net investment income (loss) to average net assets (%) (d)	2.13	2.10	1.76	1.16	1.26
Portfolio turnover rate (%)	5	5	9	21	20
Net assets, end of period (in millions)	$16.0	$14.6	$11.9	$14.7	$13.0

	Class C
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.73	$8.29	$11.78	$11.00	$10.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.14	0.13	0.10	0.09
Net realized and unrealized gain (loss)	0.83	1.16	(2.13)	1.21	1.38
Total income (loss) from investment operations	0.99	1.30	(2.00)	1.31	1.47
Less Distributions
Distributions from net investment income	(0.15)	(0.20)	(0.14)	(0.14)	(0.18)
Distributions from net realized capital gains	(0.30)	(0.66)	(1.35)	(0.39)	(0.59)
Total distributions	(0.45)	(0.86)	(1.49)	(0.53)	(0.77)
Net Asset Value, End of Period	$9.27	$8.73	$8.29	$11.78	$11.00
Total Return (%) (b)	11.60	16.49	(16.76)	12.14	15.57
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.62	0.62	0.62	0.61	0.62
Ratio of net investment income (loss) to average net assets (%) (d)	1.77	1.71	1.44	0.83	0.91
Portfolio turnover rate (%)	5	5	9	21	20
Net assets, end of period (in millions)	$3,965.6	$4,059.9	$3,862.7	$5,068.3	$4,909.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-63

Brighthouse Funds Trust I
American Funds® Growth Allocation Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	7,567,200	$331,140,656
American Funds American Mutual Fund (Class R-6)	4,659,127	257,137,245
American Funds Capital World Bond Fund (Class 1) (a)	4,228,359	40,719,097
American Funds Fundamental Investors Fund (Class R-6)	3,928,209	317,085,031
American Funds Growth Fund (Class 1)	2,368,208	301,875,514
American Funds Growth-Income Fund (Class 1)	4,159,991	289,493,757
American Funds High-Income Trust Fund (Class R-6)	7,432,920	72,545,302
American Funds International Fund (Class 1) (a)	13,690,531	244,239,064
American Funds International Growth & Income Fund (Class R-6) (a)	8,438,195	302,509,305
American Funds New World Fund (Class 1)	3,094,798	82,538,258
American Funds Smallcap World Fund, Inc. (Class R-6)	2,009,626	140,673,825
American Funds The Bond Fund of America (Class 1)	13,491,541	125,066,581
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,544,177	$41,644,081
American Funds Washington Mutual Investors Fund (Class 1)	17,149,592	289,142,122
Total Mutual Funds (Cost $2,458,487,427)		2,835,809,838
Total Investments—100.1% (Cost $2,458,487,427)		2,835,809,838
Other assets and liabilities (net)—(0.1)%		(1,792,854)
Net Assets—100.0%		$2,834,016,984

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
American Funds Capital World Bond Fund (Class 1)	$41,858,270	$1,896,109	$(856,477)	$(149,233)	$(2,029,572)	$40,719,097
American Funds International Fund (Class 1)	255,761,609	3,870,504	(20,909,156)	1,921,458	3,594,649	244,239,064
American Funds International Growth & Income Fund (Class R-6)	311,216,916	11,620,936	(20,967,459)	(862,954)	1,501,866	302,509,305
	$608,836,795	$17,387,549	$(42,733,092)	$909,271	$3,066,943	$587,467,466

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2024
American Funds Capital World Bond Fund (Class 1)	$—	$1,052,836	4,228,359
American Funds International Fund (Class 1)	—	3,649,846	13,690,531
American Funds International Growth & Income Fund (Class R-6)	2,241,821	9,000,484	8,438,195
	$2,241,821	$13,703,166
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$140,494,878	$0	$404,019,261
See accompanying notes to financial statements.
BHFTI-64

Brighthouse Funds Trust I
American Funds® Growth Allocation Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,835,809,838	$—	$—	$2,835,809,838
Total Investments	$2,835,809,838	$—	$—	$2,835,809,838
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$2,465,680,464
Gross unrealized appreciation	477,951,145
Gross unrealized (depreciation)	(107,821,772)
Net unrealized appreciation (depreciation)	$370,129,373
See accompanying notes to financial statements.
BHFTI-65

Brighthouse Funds Trust I
American Funds® Growth Allocation Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$2,248,342,372
Affiliated investments at value (b)	587,467,466
Receivable for:
Investments sold	848,249
Fund shares sold	22,125
Dividends	577,039
Prepaid expenses	10,085
Total Assets	2,837,267,336
Liabilities
Payable for:
Investments purchased	577,039
Fund shares redeemed	870,374
Accrued Expenses:
Management fees	155,159
Distribution and service fees	1,346,372
Deferred trustees’ fees	221,249
Other expenses	80,159
Total Liabilities	3,250,352
Net Assets	$2,834,016,984
Net Assets Consist of:
Paid in surplus	$2,229,717,565
Distributable earnings (Accumulated losses)	604,299,419
Net Assets	$2,834,016,984
Net Assets
Class B	$42,352,149
Class C	2,791,664,835
Capital Shares Outstanding*
Class B	4,583,546
Class C	306,906,549
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.24
Class C	9.10

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,827,893,516.
(b)	Identified cost of affiliated investments was $630,593,911.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from Underlying Portfolios	$37,184,438
Dividends from Affiliated Underlying Portfolios	13,703,166
Total investment income	50,887,604
Expenses
Management fees	1,820,340
Administration fees	27,750
Custodian and accounting fees	18,602
Distribution and service fees—Class B	102,416
Distribution and service fees—Class C	15,673,428
Audit and tax services	35,554
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	48,249
Insurance	24,264
Miscellaneous	22,730
Total expenses	17,893,137
Net Investment Income	32,994,467
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	117,807,150
Affiliated investments	909,271
Capital gain distributions from Underlying Portfolios	81,343,638
Capital gain distributions from Affiliated Underlying Portfolios	2,241,821
Net realized gain (loss)	202,301,880
Net change in unrealized appreciation (depreciation) on:
Investments	154,689,683
Affiliated investments	3,066,943
Net change in unrealized appreciation (depreciation)	157,756,626
Net realized and unrealized gain (loss)	360,058,506
Net Increase (Decrease) in Net Assets From Operations	$393,052,973
See accompanying notes to financial statements.
BHFTI-66

Brighthouse Funds Trust I
American Funds® Growth Allocation Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$32,994,467	$34,407,872
Net realized gain (loss)	202,301,880	111,904,311
Net change in unrealized appreciation (depreciation)	157,756,626	352,506,456
Increase (decrease) in net assets from operations	393,052,973	498,818,639
From Distributions to Shareholders
Class B	(2,196,401)	(4,203,113)
Class C	(146,360,022)	(329,689,318)
Total distributions	(148,556,423)	(333,892,431)
Increase (decrease) in net assets from capital share transactions	(231,672,525)	55,743,265
Total increase (decrease) in net assets	12,824,025	220,669,473
Net Assets
Beginning of period	2,821,192,959	2,600,523,486
End of period	$2,834,016,984	$2,821,192,959

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	135,378	$1,221,104	303,984	$2,416,602
Reinvestments	249,591	2,196,401	536,796	4,203,113
Redemptions	(247,665)	(2,234,256)	(228,151)	(1,820,230)
Net increase (decrease)	137,304	$1,183,249	612,629	$4,799,485
Class C
Sales	6,334,851	$56,684,667	6,397,984	$50,547,466
Reinvestments	16,861,754	146,360,022	42,705,870	329,689,318
Redemptions	(49,011,316)	(435,900,463)	(40,973,810)	(329,293,004)
Net increase (decrease)	(25,814,711)	$(232,855,774)	8,130,044	$50,943,780
Increase (decrease) derived from capital shares transactions		$(231,672,525)		$55,743,265
See accompanying notes to financial statements.
BHFTI-67

Brighthouse Funds Trust I
American Funds® Growth Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.49	$8.02	$11.95	$10.73	$10.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.13	0.13	0.12	0.11
Net realized and unrealized gain (loss)	1.12	1.44	(2.36)	1.59	1.43
Total income (loss) from investment operations	1.25	1.57	(2.23)	1.71	1.54
Less Distributions
Distributions from net investment income	(0.14)	(0.21)	(0.15)	(0.12)	(0.19)
Distributions from net realized capital gains	(0.36)	(0.89)	(1.55)	(0.37)	(0.74)
Total distributions	(0.50)	(1.10)	(1.70)	(0.49)	(0.93)
Net Asset Value, End of Period	$9.24	$8.49	$8.02	$11.95	$10.73
Total Return (%) (b)	14.96	20.66	(18.37)	16.21	17.34
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (d)	1.48	1.63	1.44	1.03	1.15
Portfolio turnover rate (%)	5	5	11	25	9
Net assets, end of period (in millions)	$42.4	$37.8	$30.8	$38.0	$32.8

	Class C
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.37	$7.92	$11.80	$10.60	$10.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.10	0.10	0.08	0.08
Net realized and unrealized gain (loss)	1.10	1.42	(2.32)	1.58	1.40
Total income (loss) from investment operations	1.20	1.52	(2.22)	1.66	1.48
Less Distributions
Distributions from net investment income	(0.11)	(0.18)	(0.11)	(0.09)	(0.15)
Distributions from net realized capital gains	(0.36)	(0.89)	(1.55)	(0.37)	(0.74)
Total distributions	(0.47)	(1.07)	(1.66)	(0.46)	(0.89)
Net Asset Value, End of Period	$9.10	$8.37	$7.92	$11.80	$10.60
Total Return (%) (b)	14.57	20.27	(18.52)	15.91	16.93
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income (loss) to average net assets (%) (d)	1.14	1.27	1.10	0.70	0.83
Portfolio turnover rate (%)	5	5	11	25	9
Net assets, end of period (in millions)	$2,791.7	$2,783.4	$2,569.8	$3,503.3	$3,296.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-68

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,274,464,193)	14,598,246	$1,860,838,354
Total Investments—100.1% (Cost $1,274,464,193)		1,860,838,354
Other assets and liabilities (net)—(0.1)%		(1,193,130)
Net Assets—100.0%		$1,859,645,224

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2024 is as follows.
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
American Funds Growth Fund (Class 1)	$1,670,669,817	$60,716,335	$(313,842,043)	$137,529,863	$305,764,382	$1,860,838,354

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2024
American Funds Growth Fund (Class 1)	$40,166,733	$9,989,340	14,598,246
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investments in the Master Fund for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$60,716,335	$0	$313,842,043
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,860,838,354	$—	$—	$1,860,838,354
Total Investments	$1,860,838,354	$—	$—	$1,860,838,354
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,274,468,695
Gross unrealized appreciation	586,374,161
Gross unrealized (depreciation)	(4,502)
Net unrealized appreciation (depreciation)	$586,369,659
See accompanying notes to financial statements.
BHFTI-69

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in Master Fund at value (a)	$1,860,838,354
Receivable for:
Fund shares sold	951,869
Prepaid expenses	6,077
Total Assets	1,861,796,300
Liabilities
Payable for:
Investments in Master Fund purchased	250,582
Fund shares redeemed	701,287
Accrued Expenses:
Distribution and service fees	901,208
Deferred trustees’ fees	221,249
Other expenses	76,750
Total Liabilities	2,151,076
Net Assets	$1,859,645,224
Net Assets Consist of:
Paid in surplus	$1,096,086,307
Distributable earnings (Accumulated losses)	763,558,917
Net Assets	$1,859,645,224
Net Assets
Class C	$1,859,645,224
Capital Shares Outstanding*
Class C	152,872,724
Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$12.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments in Master Fund was $1,274,464,193.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from Master Fund	$9,989,340
Total investment income	9,989,340
Expenses
Administration fees	26,750
Custodian and accounting fees	16,802
Distribution and service fees—Class C	9,783,490
Audit and tax services	35,454
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	44,958
Insurance	14,330
Miscellaneous	16,395
Total expenses	10,057,983
Net Investment Loss	(68,643)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in Master Fund	137,529,863
Capital gain distributions from Master Fund	40,166,733
Net realized gain (loss)	177,696,596
Net change in unrealized appreciation (depreciation) on investments in Master Fund	305,764,382
Net realized and unrealized gain (loss)	483,460,978
Net Increase (Decrease) in Net Assets From Operations	$483,392,335
See accompanying notes to financial statements.
BHFTI-70

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(68,643)	$414,699
Net realized gain (loss)	177,696,596	136,021,009
Net change in unrealized appreciation (depreciation)	305,764,382	358,031,013
Increase (decrease) in net assets from operations	483,392,335	494,466,721
From Distributions to Shareholders
Class C	(136,402,248)	(233,701,351)
Total distributions	(136,402,248)	(233,701,351)
Increase (decrease) in net assets from capital share transactions	(157,009,076)	30,484,330
Total increase (decrease) in net assets	189,981,011	291,249,700
Net Assets
Beginning of period	1,669,664,213	1,378,414,513
End of period	$1,859,645,224	$1,669,664,213

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class C
Sales	7,456,866	$83,383,134	6,367,801	$58,836,189
Reinvestments	12,807,723	136,402,248	26,258,579	233,701,351
Redemptions	(33,633,970)	(376,794,458)	(28,175,959)	(262,053,210)
Net increase (decrease)	(13,369,381)	$(157,009,076)	4,450,421	$30,484,330
Increase (decrease) derived from capital shares transactions		$(157,009,076)		$30,484,330
See accompanying notes to financial statements.
BHFTI-71

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Financial Highlights
Selected per share data
	Class C
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.04	$8.52	$15.93	$14.12	$10.58
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	0.00 (b)	0.00 (b)	(0.02)	(0.00) (b)
Net realized and unrealized gain (loss)	3.01	3.05	(4.76)	2.95	4.92
Total income (loss) from investment operations	3.01	3.05	(4.76)	2.93	4.92
Less Distributions
Distributions from net investment income	(0.00) (c)	(0.16)	(0.07)	0.00	(0.10)
Distributions from net realized capital gains	(0.89)	(1.37)	(2.58)	(1.12)	(1.28)
Total distributions	(0.89)	(1.53)	(2.65)	(1.12)	(1.38)
Net Asset Value, End of Period	$12.16	$10.04	$8.52	$15.93	$14.12
Total Return (%) (d)	31.23	37.99	(30.16)	21.62	51.63
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.57	0.57	0.56	0.56	0.57
Ratio of net investment income (loss) to average net assets (%)	(0.00) (f)	0.03	0.03	(0.10)	(0.01)
Portfolio turnover rate (%)	3	7	4	13	5
Net assets, end of period (in millions)	$1,859.6	$1,669.7	$1,378.4	$1,911.0	$1,741.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from net investment income were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	The ratio of operating expenses to average net assets does not include expenses of the Master Fund in which the Portfolio invests.
(f)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTI-72

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	2,199,042	$96,230,064
American Funds American Mutual Fund (Class R-6)	2,796,912	154,361,598
American Funds Capital World Bond Fund (Class 1) (a)	6,958,948	67,014,672
American Funds Fundamental Investors Fund (Class R-6)	1,193,381	96,329,747
American Funds Growth Fund (Class 1)	749,005	95,475,622
American Funds Growth-Income Fund (Class 1)	2,224,668	154,814,620
American Funds High-Income Trust Fund (Class R-6)	11,070,432	108,047,418
American Funds International Fund (Class 1)	5,768,702	102,913,646
American Funds International Growth & Income Fund (Class R-6)	3,435,754	123,171,763
American Funds New World Fund (Class 1)	710,527	18,949,749
American Funds Smallcap World Fund, Inc. (Class R-6)	269,003	18,830,184
American Funds The Bond Fund of America (Class 1) (a)	40,016,679	370,954,619
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	31,695,868	$372,426,448
American Funds Washington Mutual Investors Fund (Class 1)	9,202,897	155,160,840
Total Mutual Funds (Cost $1,917,160,398)		1,934,680,990
Total Investments—100.1% (Cost $1,917,160,398)		1,934,680,990
Other assets and liabilities (net)—(0.1)%		(1,327,748)
Net Assets—100.0%		$1,933,353,242

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
American Funds Capital World Bond Fund (Class 1)	$61,143,513	$9,533,626	$(293,071)	$(52,189)	$(3,317,207)	$67,014,672
American Funds The Bond Fund of America (Class 1)	385,221,327	16,690,757	(20,765,255)	(2,989,373)	(7,202,837)	370,954,619
	$446,364,840	$26,224,383	$(21,058,326)	$(3,041,562)	$(10,520,044)	$437,969,291

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
American Funds Capital World Bond Fund (Class 1)	$1,730,797	6,958,948
American Funds The Bond Fund of America (Class 1)	16,228,925	40,016,679
	$17,959,722
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$105,738,466	$0	$304,875,196
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,934,680,990	$—	$—	$1,934,680,990
Total Investments	$1,934,680,990	$—	$—	$1,934,680,990
See accompanying notes to financial statements.
BHFTI-73

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,928,773,325
Gross unrealized appreciation	194,588,605
Gross unrealized (depreciation)	(188,680,940)
Net unrealized appreciation (depreciation)	$5,907,665
See accompanying notes to financial statements.
BHFTI-74

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$1,496,711,699
Affiliated investments at value (b)	437,969,291
Receivable for:
Investments sold	596,280
Affiliated investments sold	350,074
Fund shares sold	30,832
Dividends	2,074,029
Prepaid expenses	6,949
Total Assets	1,937,739,154
Liabilities
Payable for:
Investments purchased	2,075,969
Affiliated investments purchased	182
Fund shares redeemed	975,065
Accrued Expenses:
Management fees	115,320
Distribution and service fees	915,632
Deferred trustees’ fees	221,249
Other expenses	82,495
Total Liabilities	4,385,912
Net Assets	$1,933,353,242
Net Assets Consist of:
Paid in surplus	$1,792,412,512
Distributable earnings (Accumulated losses)	140,940,730
Net Assets	$1,933,353,242
Net Assets
Class B	$13,611,499
Class C	1,919,741,743
Capital Shares Outstanding*
Class B	1,538,286
Class C	218,239,214
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.85
Class C	8.80

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,401,411,487.
(b)	Identified cost of affiliated investments was $515,748,911.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from Underlying Portfolios	$41,090,811
Dividends from Affiliated Underlying Portfolios	17,959,722
Total investment income	59,050,533
Expenses
Management fees	1,382,523
Administration fees	27,750
Custodian and accounting fees	18,602
Distribution and service fees—Class B	33,166
Distribution and service fees—Class C	11,009,783
Audit and tax services	35,554
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	51,008
Insurance	17,620
Miscellaneous	19,513
Total expenses	12,715,323
Net Investment Income	46,335,210
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	56,667,821
Affiliated investments	(3,041,562)
Capital gain distributions from Underlying Portfolios	32,724,043
Net realized gain (loss)	86,350,302
Net change in unrealized appreciation (depreciation) on:
Investments	54,556,022
Affiliated investments	(10,520,044)
Net change in unrealized appreciation (depreciation)	44,035,978
Net realized and unrealized gain (loss)	130,386,280
Net Increase (Decrease) in Net Assets From Operations	$176,721,490
See accompanying notes to financial statements.
BHFTI-75

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$46,335,210	$42,712,251
Net realized gain (loss)	86,350,302	45,504,996
Net change in unrealized appreciation (depreciation)	44,035,978	155,623,459
Increase (decrease) in net assets from operations	176,721,490	243,840,706
From Distributions to Shareholders
Class B	(638,991)	(973,060)
Class C	(91,502,377)	(171,663,773)
Total distributions	(92,141,368)	(172,636,833)
Increase (decrease) in net assets from capital share transactions	(186,092,332)	(76,917,668)
Total increase (decrease) in net assets	(101,512,210)	(5,713,795)
Net Assets
Beginning of period	2,034,865,452	2,040,579,247
End of period	$1,933,353,242	$2,034,865,452

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	51,042	$449,551	181,461	$1,459,506
Reinvestments	74,999	638,991	121,785	973,060
Redemptions	(91,713)	(799,530)	(64,004)	(515,425)
Net increase (decrease)	34,328	$289,012	239,242	$1,917,141
Class C
Sales	3,005,521	$26,156,172	2,656,763	$21,852,685
Reinvestments	10,790,375	91,502,377	21,565,801	171,663,773
Redemptions	(34,869,308)	(304,039,893)	(33,274,986)	(272,351,267)
Net increase (decrease)	(21,073,412)	$(186,381,344)	(9,052,422)	$(78,834,809)
Increase (decrease) derived from capital shares transactions		$(186,092,332)		$(76,917,668)
See accompanying notes to financial statements.
BHFTI-76

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.50	$8.22	$11.03	$10.57	$10.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.21	0.18	0.14	0.13
Net realized and unrealized gain (loss)	0.56	0.83	(1.78)	0.89	1.10
Total income (loss) from investment operations	0.79	1.04	(1.60)	1.03	1.23
Less Distributions
Distributions from net investment income	(0.22)	(0.25)	(0.20)	(0.20)	(0.22)
Distributions from net realized capital gains	(0.22)	(0.51)	(1.01)	(0.37)	(0.46)
Total distributions	(0.44)	(0.76)	(1.21)	(0.57)	(0.68)
Net Asset Value, End of Period	$8.85	$8.50	$8.22	$11.03	$10.57
Total Return (%) (b)	9.43	13.23	(14.41)	9.98	13.30
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.33	0.33	0.33	0.32	0.33
Ratio of net investment income (loss) to average net assets (%) (d)	2.66	2.52	1.95	1.27	1.36
Portfolio turnover rate (%)	5	4	8	15	31
Net assets, end of period (in millions)	$13.6	$12.8	$10.4	$14.9	$15.5

	Class C
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.45	$8.17	$10.96	$10.51	$9.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.17	0.16	0.10	0.10
Net realized and unrealized gain (loss)	0.56	0.84	(1.77)	0.89	1.10
Total income (loss) from investment operations	0.76	1.01	(1.61)	0.99	1.20
Less Distributions
Distributions from net investment income	(0.19)	(0.22)	(0.17)	(0.17)	(0.19)
Distributions from net realized capital gains	(0.22)	(0.51)	(1.01)	(0.37)	(0.46)
Total distributions	(0.41)	(0.73)	(1.18)	(0.54)	(0.65)
Net Asset Value, End of Period	$8.80	$8.45	$8.17	$10.96	$10.51
Total Return (%) (b)	9.12	12.91	(14.63)	9.64	12.99
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.63	0.63	0.63	0.62	0.63
Ratio of net investment income (loss) to average net assets (%) (d)	2.30	2.11	1.73	0.97	1.01
Portfolio turnover rate (%)	5	4	8	15	31
Net assets, end of period (in millions)	$1,919.7	$2,022.1	$2,030.2	$2,633.9	$2,666.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-77

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Mutual Funds—73.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 73.5%
Communication Services Select Sector SPDR Fund (a)	257,066	$24,886,559
Consumer Discretionary Select Sector SPDR Fund (a)	122,035	27,378,552
Consumer Staples Select Sector SPDR Fund (a)	137,500	10,808,875
Energy Select Sector SPDR Fund (a)	81,470	6,978,720
Financial Select Sector SPDR Fund	655,503	31,680,460
Health Care Select Sector SPDR Fund (a)	173,123	23,816,531
Industrial Select Sector SPDR Fund (a)	150,496	19,829,353
iShares Core MSCI EAFE ETF (b)	6,428,668	451,806,787
iShares Core S&P 500 ETF (b)	645,523	380,006,480
iShares Core U.S. Aggregate Bond ETF (a) (b)	5,027,042	487,120,370
iShares U.S. Real Estate ETF (a) (b)	662,770	61,677,376
Materials Select Sector SPDR Fund (a)	59,476	5,004,311
Technology Select Sector SPDR Fund (a)	284,792	66,219,836
Utilities Select Sector SPDR Fund (a)	81,104	6,138,762
Vanguard Total Bond Market ETF (a)	7,915,573	569,208,854
Total Mutual Funds (Cost $2,078,202,978)		2,172,561,826

Short-Term Investments—23.1%
Mutual Funds—6.1%
State Street Institutional Liquid Reserves Fund, 4.501% (c)	179,220,829	179,220,829

Repurchase Agreement—17.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $504,532,149; collateralized by U.S. Treasury Notes at 4.250%, maturing 12/31/26, with a market value of $514,530,111	504,441,070	504,441,070
Total Short-Term Investments (Cost $683,661,899)		683,661,899

Securities Lending Reinvestments (d)—9.3%
Certificates of Deposit—2.8%
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (e)	6,000,000	5,999,998
Bank of Nova Scotia
4.680%, SOFR + 0.310%, 03/19/25 (e)	5,000,000	4,999,961
4.710%, SOFR + 0.340%, 05/02/25 (e)	5,000,000	5,001,420
Canadian Imperial Bank of Commerce (NY)
4.730%, SOFR + 0.360%, 01/09/25 (e)	4,000,000	4,000,152
Credit Agricole SA
4.630%, SOFR + 0.320%, 02/18/25 (e)	2,000,000	1,999,997
Mitsubishi UFJ Trust & Banking Corp.
4.750%, SOFR + 0.220%, 01/27/25 (e)	2,000,000	1,999,999
Nordea Bank Abp
4.660%, SOFR + 0.290%, 02/05/25 (e)	5,000,000	5,000,490
Rabobank International
4.780%, SOFR + 0.320%, 02/07/25 (e)	5,000,000	4,999,994
Royal Bank of Canada
4.710%, SOFR + 0.340%, 04/22/25 (e)	5,000,000	5,002,230
4.710%, SOFR + 0.340%, 05/08/25 (e)	5,000,000	5,001,735
Skandinaviska Enskilda Banken AB
4.760%, SOFR + 0.300%, 02/06/25 (e)	5,000,000	5,000,570
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank Ltd.
4.520%, SOFR + 0.150%, 03/05/25 (e)	5,000,000	$4,998,740
Svenska Handelsbanken AB
4.760%, SOFR + 0.300%, 02/06/25 (e)	3,000,000	3,000,426
4.810%, SOFR + 0.350%, 01/17/25 (e)	4,000,000	4,000,388
Toronto-Dominion Bank
4.800%, SOFR + 0.340%, 05/09/25 (e)	10,000,000	9,999,833
4.810%, SOFR + 0.350%, 08/12/25 (e)	5,000,000	5,000,835
4.840%, SOFR + 0.380%, 01/08/25 (e)	8,000,000	7,999,959
		84,006,727
Commercial Paper—0.4%
Chesham Finance Ltd./Chesham Finance LLC
4.330%, 01/03/25	3,000,000	2,999,639
Ionic Funding LLC
4.640%, 01/23/25	5,000,000	4,985,390
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (e)	5,000,000	5,000,295
		12,985,324
Repurchase Agreements—5.7%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $3,200,791; collateralized by various Common Stock with an aggregate market value of $3,563,227	3,200,000	3,200,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $3,000,752; collateralized by various Common Stock with an aggregate market value of $3,340,525	3,000,000	3,000,000
Barclays Bank PLC
Repurchase Agreement dated 12/31/24 at 4.680%, due on 04/07/25 with a maturity value of $10,126,100; collateralized by various Common Stock with an aggregate market value of $11,143,383	10,000,000	10,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $10,002,278; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $33,148,546; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $33,660,004	33,000,000	33,000,000
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $30,764,533; collateralized by various Common Stock with an aggregate market value of $33,000,005	30,000,000	30,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $4,952,610; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $5,050,428	4,951,400	4,951,400
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-78

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $3,000,753; collateralized by various Common Stock with an aggregate market value of $3,346,319	3,000,000	$3,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $39,944,611; collateralized by various Common Stock with an aggregate market value of $44,514,801	39,910,000	39,910,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $3,020,758; collateralized by various Common Stock with an aggregate market value of $3,368,628	3,020,000	3,020,000
NBC Global Finance Ltd.
Repurchase Agreement dated 12/31/24 at 4.570%, due on 01/07/25 with a maturity value of $15,013,329; collateralized by various Common Stock with an aggregate market value of $16,732,295	15,000,000	15,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $11,802,904; collateralized by various Common Stock with an aggregate market value of $12,983,195	11,800,000	11,800,000
		166,881,400
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 01/02/25	2,000,000	2,000,000

Mutual Funds—0.3%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (c)	10,000,000	10,000,000
Total Securities Lending Reinvestments (Cost $275,867,918)		275,873,451
Total Investments—105.9% (Cost $3,037,732,795)		3,132,097,176
Other assets and liabilities (net)—(5.9)%		(174,251,591)
Net Assets—100.0%		$2,957,845,585

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $283,356,217 and the collateral received consisted of cash in the amount of $275,857,869 and non-cash collateral with a value of $13,308,928. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Consolidated Statement of Assets and Liabilities.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(d)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the year ended December 31, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
iShares Core MSCI EAFE ETF	$1,079,222,958	$—	$(642,014,321)	$172,850,272	$(158,252,122)	$451,806,787
iShares Core S&P 500 ETF	442,767,787	482,748,298	(658,861,265)	225,504,521	(112,152,861)	380,006,480
iShares Core U.S. Aggregate Bond ETF	561,100,843	242,308,103	(304,531,185)	(17,134,810)	5,377,419	487,120,370
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-79

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
iShares U.S. Real Estate ETF	$93,981,729	$—	$(35,808,593)	$3,945,162	$(440,922)	$61,677,376
	$2,177,073,317	$725,056,401	$(1,641,215,364)	$385,165,145	$(265,468,486)	$1,380,611,013

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
iShares Core MSCI EAFE ETF	$27,358,294	6,428,668
iShares Core S&P 500 ETF	6,904,612	645,523
iShares Core U.S. Aggregate Bond ETF	22,734,820	5,027,042
iShares U.S. Real Estate ETF	2,041,748	662,770
	$59,039,474
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$725,056,401	$0	$2,550,075,355
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Mutual Funds	$(275,857,869)	$—	$—	$—	$(275,857,869)
Gross amount of recognized liabilities for securities lending transactions					$(275,857,869)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	140,493,877	GSI	03/19/25	USD	90,843,341	$(3,874,968)
CAD	42,569,550	JPMC	03/19/25	USD	30,260,226	(561,717)
JPY	4,586,211,212	JPMC	03/19/25	USD	29,611,491	(219,708)

Contracts to Deliver
AUD	6,550,000	GSI	03/19/25	USD	4,235,230	180,656
AUD	47,842,647	JPMC	03/19/25	USD	29,890,196	274,691
CAD	4,830,000	UBSA	03/19/25	USD	3,433,495	63,861
EUR	1,106,875	UBSA	03/19/25	USD	1,175,384	25,012
GBP	4,314,000	HSBC	03/19/25	USD	5,510,315	112,705
JPY	534,016,801	HSBC	03/19/25	USD	3,572,402	150,033
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-80

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	4,609,420,138	GSI	03/19/25	EUR	29,362,020	$(975,322)
Net Unrealized Depreciation						$(4,824,757)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	03/21/25	2,671	USD	302,824,625	$(9,632,278)
Russell 2000 Index E-Mini Futures	03/21/25	421	USD	47,358,290	(2,987,895)
S&P 500 Index E-Mini Futures	03/21/25	943	USD	279,870,613	(7,708,590)
TOPIX Index Futures	03/13/25	174	JPY	4,848,510,000	476,827

Futures Contracts—Short
NASDAQ 100 Index E-Mini Futures	03/21/25	(136)	USD	(57,736,080)	1,144,108
U.S. Treasury Note 10 Year Futures	03/20/25	(1,090)	USD	(118,537,500)	396,923
U.S. Treasury Ultra Long Bond Futures	03/20/25	(1,092)	USD	(129,845,625)	4,102,758
Net Unrealized Depreciation					$(14,208,147)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.740%	Annually	01/20/34	USD	168,373,482	$(4,283,406)	$(12,108)	$(4,271,298)
Pay	12M SOFR	Annually	3.827%	Annually	02/14/34	USD	467,000,000	(8,915,590)	177,757	(9,093,347)
Pay	12M SOFR	Annually	4.136%	Annually	04/12/34	USD	283,330,013	1,188,704	2,295,341	(1,106,637)
Totals								$(12,010,292)	$2,460,990	$(14,471,282)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.080%	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	6,715,291	$220,118	$—	$220,118

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M SOFR	Quarterly	10/06/25	GSI	Russell 1000 Value Index	USD	29,208,231	$(554,960)	$—	$(554,960)
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	104,736,589	3,433,127	—	3,433,127
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	4,407,242	144,464	—	144,464
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	4,566,539	149,685	—	149,685
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	2,331,330	56,031	—	56,031
Totals								$3,228,347	$—	$3,228,347

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-81

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	OTC swap contracts at market value (a)	$4,003,425
Equity			OTC swap contracts at market value (b)	$554,960
	Unrealized appreciation on futures contracts (c) (d)	1,620,935	Unrealized depreciation on futures contracts (c) (d)	20,328,763
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	806,958	Unrealized depreciation on forward foreign currency exchange contracts	5,631,715
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (d) (e)	14,471,282
	Unrealized appreciation on futures contracts (c) (d)	4,499,681
Total		$10,930,999		$40,986,720

(a)	Excludes OTC swap interest payable of $469,644.
(b)	Excludes OTC swap interest payable of $383,100.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(d)	Financial instrument not subject to a master netting agreement.
(e)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$180,656	$(180,656)	$—	$—
HSBC Bank PLC	262,738	—	—	262,738
JPMorgan Chase Bank NA	4,278,116	(781,425)	(3,100,000)	396,691
UBS AG	88,873	—	—	88,873
	$4,810,383	$(962,081)	$(3,100,000)	$748,302
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Goldman Sachs International	$5,405,250	$(180,656)	$(990,000)	$4,234,594
JPMorgan Chase Bank NA	781,425	(781,425)	—	—
	$6,186,675	$(962,081)	$(990,000)	$4,234,594

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(6,785,277)	$(6,785,277)
Futures contracts	3,701,450	52,458,544	—	—	56,159,994
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-82

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Swap contracts	$(67,296,942)	$18,260,168	$(3,052,527)	$—	$(52,089,301)
	$(63,595,492)	$70,718,712	$(3,052,527)	$(6,785,277)	$(2,714,584)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(7,793,951)	$(7,793,951)
Futures contracts	16,820,050	(25,352,292)	—	—	(8,532,242)
Swap contracts	(4,253,655)	(8,954,067)	8,942,531	—	(4,265,191)
	$12,566,395	$(34,306,359)	$8,942,531	$(7,793,951)	$(20,591,384)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$278,364,355
Futures contracts long	289,055,339
Futures contracts short	(241,963,017)
Swap contracts	1,418,534,173

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$2,172,561,826	$—	$—	$2,172,561,826
Short-Term Investments
Mutual Funds	179,220,829	—	—	179,220,829
Repurchase Agreement	—	504,441,070	—	504,441,070
Total Short-Term Investments	179,220,829	504,441,070	—	683,661,899
Securities Lending Reinvestments
Certificates of Deposit	—	84,006,727	—	84,006,727
Commercial Paper	—	12,985,324	—	12,985,324
Repurchase Agreements	—	166,881,400	—	166,881,400
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	265,873,451	—	275,873,451
Total Investments	$2,361,782,655	$770,314,521	$—	$3,132,097,176
Collateral for Securities Loaned (Liability)	$—	$(275,857,869)	$—	$(275,857,869)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$806,958	$—	$806,958
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,631,715)	—	(5,631,715)
Total Forward Contracts	$—	$(4,824,757)	$—	$(4,824,757)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,120,616	$—	$—	$6,120,616
Futures Contracts (Unrealized Depreciation)	(20,328,763)	—	—	(20,328,763)
Total Futures Contracts	$(14,208,147)	$—	$—	$(14,208,147)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(14,471,282)	$—	$(14,471,282)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,003,425	$—	$4,003,425
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-83

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts at Value (Liabilities)	$—	$(554,960)	$—	$(554,960)
Total OTC Swap Contracts	$—	$3,448,465	$—	$3,448,465

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$3,198,023,442
Gross unrealized appreciation	225,938,696
Gross unrealized (depreciation)	(301,855,990)
Net unrealized appreciation (depreciation)	$(75,917,294)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-84

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,247,045,093
Affiliated investments at value (c) (d)	1,380,611,013
Repurchase Agreements at value which equals cost	504,441,070
Cash denominated in foreign currencies (e)	13,288,634
Cash collateral (f)	84,926,450
OTC swap contracts at market value	4,003,425
Unrealized appreciation on forward foreign currency exchange contracts	806,958
Receivable for:
Affiliated investments sold	12,669,149
Fund shares sold	17,289
Due from affiliate	149,951
Interest	719,898
Variation margin on futures contracts	169,924
Prepaid expenses	14,126
Total Assets	3,248,862,980
Liabilities
OTC swap contracts at market value	554,960
Cash collateral for OTC swap contracts	3,100,000
Unrealized depreciation on forward foreign currency exchange contracts	5,631,715
Collateral for securities loaned	275,857,869
Payable for:
Fund shares redeemed	709,321
Variation margin on centrally cleared swap contracts	1,483,256
Interest on OTC swap contracts	852,744
Accrued Expenses:
Management fees	1,564,771
Distribution and service fees	642,181
Deferred trustees’ fees	207,943
Other expenses	412,635
Total Liabilities	291,017,395
Net Assets	$2,957,845,585
Net Assets Consist of:
Paid in surplus	$2,660,414,709
Distributable earnings (Accumulated losses)	297,430,876
Net Assets	$2,957,845,585
Net Assets
Class B	$2,957,845,585
Capital Shares Outstanding*
Class B	315,205,078
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.38

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments and repurchase agreement, was $1,248,786,793.
(b)	Includes securities loaned at value $107,048,172.
(c)	Identified cost of affiliated investments was $1,284,504,932.
(d)	Includes securities loaned at value of $176,308,045.
(e)	Identified cost of cash denominated in foreign currencies was $13,429,735.
(f)	Includes collateral of $36,153,450 for futures contracts, $990,000 for forward foreign currency exchange contracts and OTC swap contracts, and $47,783,000 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from Underlying ETFs	$33,031,662
Dividends from affiliated investments	59,039,474
Interest	20,624,683
Securities lending income	1,951,742
Total investment income	114,647,561
Expenses
Management fees	26,659,571
Administration fees	192,416
Custodian and accounting fees	169,688
Distribution and service fees—Class B	10,022,912
Audit and tax services	74,802
Legal	59,447
Trustees’ fees and expenses	74,205
Shareholder reporting	148,227
Insurance	36,418
Miscellaneous	37,165
Total expenses	37,474,851
Less management fee waiver	(2,809,650)
Net expenses	34,665,201
Net Investment Income	79,982,360
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	253,335,618
Affiliated investments	385,165,145
Futures contracts	56,159,994
Swap contracts	(52,089,301)
Foreign currency transactions	(791,996)
Forward foreign currency transactions	(6,785,277)
Net realized gain (loss)	634,994,183
Net change in unrealized appreciation (depreciation) on:
Investments	(179,354,330)
Affiliated investments	(265,468,486)
Futures contracts	(8,532,242)
Swap contracts	(4,265,191)
Foreign currency transactions	(298,275)
Forward foreign currency transactions	(7,793,951)
Net change in unrealized appreciation (depreciation)	(465,712,475)
Net realized and unrealized gain (loss)	169,281,708
Net Increase (Decrease) in Net Assets From Operations	$249,264,068
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-85

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$79,982,360	$87,850,630
Net realized gain (loss)	634,994,183	14,293,723
Net change in unrealized appreciation (depreciation)	(465,712,475)	423,597,751
Increase (decrease) in net assets from operations	249,264,068	525,742,104
From Distributions to Shareholders
Class B	(61,692,430)	(136,026,847)
Total distributions	(61,692,430)	(136,026,847)
Increase (decrease) in net assets from capital share transactions	(1,445,031,176)	(436,695,315)
Total increase (decrease) in net assets	(1,257,459,538)	(46,980,058)
Net Assets
Beginning of period	4,215,305,123	4,262,285,181
End of period	$2,957,845,585	$4,215,305,123

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	1,278,439	$12,252,354	1,187,731	$10,096,280
Reinvestments	6,691,153	61,692,430	15,928,202	136,026,847
Redemptions	(160,875,619)	(1,518,975,960)	(68,455,170)	(582,818,442)
Net increase (decrease)	(152,906,027)	$(1,445,031,176)	(51,339,237)	$(436,695,315)
Increase (decrease) derived from capital shares transactions		$(1,445,031,176)		$(436,695,315)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-86

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.00	$8.21	$10.79	$10.36	$11.10
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.18	0.11	0.10	0.09
Net realized and unrealized gain (loss)	0.33	0.89	(2.12)	0.90	0.25
Total income (loss) from investment operations	0.52	1.07	(2.01)	1.00	0.34
Less Distributions
Distributions from net investment income	(0.14)	(0.28)	(0.22)	(0.15)	(0.17)
Distributions from net realized capital gains	0.00	0.00	(0.35)	(0.42)	(0.91)
Total distributions	(0.14)	(0.28)	(0.57)	(0.57)	(1.08)
Net Asset Value, End of Period	$9.38	$9.00	$8.21	$10.79	$10.36
Total Return (%) (b)	5.80	13.18 (c)	(18.79) (c)	9.79	4.31
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.93	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (d) (e)	0.86	0.88	0.87	0.86	0.88
Ratio of net investment income (loss) to average net assets (%)	1.99	2.08	1.19	0.94	0.90
Portfolio turnover rate (%)	21	6	11	11	42
Net assets, end of period (in millions)	$2,957.8	$4,215.3	$4,262.3	$5,938.3	$6,151.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Consolidated Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-87

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—84.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 1.2%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	632,000	$608,343
7.500%, 06/01/29 (144A)	2,679,000	2,343,988
7.750%, 04/15/28 (144A)	490,000	442,131
7.875%, 04/01/30 (144A) (a)	2,278,000	2,344,502
9.000%, 09/15/28 (144A)	2,081,000	2,179,277
CMG Media Corp.
8.875%, 06/18/29 (144A)	515,000	386,369
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A)	1,572,000	1,462,154
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	931,000	865,722
4.625%, 03/15/30 (144A) (a)	345,000	318,800
7.375%, 02/15/31 (144A)	799,000	835,147
Stagwell Global LLC
5.625%, 08/15/29 (144A)	275,000	261,826
Summer BC Holdco B SARL
5.750%, 10/31/26 (EUR)	100,000	103,365
		12,151,624
Aerospace/Defense — 2.7%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A)	734,000	744,355
Boeing Co.
6.858%, 05/01/54	798,000	848,152
Bombardier, Inc.
7.000%, 06/01/32 (144A)	1,548,000	1,574,720
7.250%, 07/01/31 (144A) (a)	484,000	499,138
8.750%, 11/15/30 (144A)	1,255,000	1,349,043
F-Brasile SpA/F-Brasile U.S. LLC
7.375%, 08/15/26 (144A) (a)	1,800,000	1,800,334
Goat Holdco LLC
6.750%, 02/01/32 (144A)	905,000	896,158
Spirit AeroSystems, Inc.
9.375%, 11/30/29 (144A)	1,146,000	1,226,783
9.750%, 11/15/30 (144A)	1,527,000	1,689,790
TransDigm, Inc.
6.000%, 01/15/33 (144A)	2,516,000	2,465,820
6.375%, 03/01/29 (144A)	4,023,000	4,031,938
6.625%, 03/01/32 (144A)	5,147,000	5,193,455
6.750%, 08/15/28 (144A)	440,000	443,838
7.125%, 12/01/31 (144A)	919,000	941,022
Triumph Group, Inc.
9.000%, 03/15/28 (144A) (a)	2,380,000	2,478,133
		26,182,679
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	538,000	530,726
Tereos Finance Groupe I SA
4.750%, 04/30/27 (EUR)	100,000	104,445
		635,171
Airlines — 0.3%
American Airlines, Inc.
8.500%, 05/15/29 (144A) (a)	935,000	981,688
Security Description	Principal Amount*	Value
Airlines—(Continued)
OneSky Flight LLC
8.875%, 12/15/29 (144A)	727,000	$727,509
United Airlines, Inc.
4.625%, 04/15/29 (144A)	1,215,000	1,155,205
		2,864,402
Apparel — 0.1%
Crocs, Inc.
4.125%, 08/15/31 (144A)	165,000	143,553
Hanesbrands, Inc.
4.875%, 05/15/26 (144A) (a)	320,000	315,032
9.000%, 02/15/31 (144A)	41,000	43,701
Levi Strauss & Co.
3.500%, 03/01/31 (144A) (a)	326,000	285,121
S&S Holdings LLC
8.375%, 10/01/31 (144A)	212,000	213,499
		1,000,906
Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	400,000	390,483
10.375%, 03/31/29 (GBP)	100,000	123,062
RCI Banque SA
2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	300,000	309,498
5.500%, 5Y EUR Swap + 2.750%, 10/09/34 (EUR) (b)	200,000	211,812
Wabash National Corp.
4.500%, 10/15/28 (144A)	546,000	498,573
		1,533,428
Auto Parts & Equipment — 1.0%
Aptiv Swiss Holdings Ltd.
6.875%, 5Y H15 + 3.385%, 12/15/54 (b)	1,340,000	1,306,471
Clarios Global LP/Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	937,000	970,009
6.750%, 05/15/28 (144A)	679,000	691,418
8.500%, 05/15/27 (144A)	4,993,000	5,000,594
Forvia SE
2.750%, 02/15/27 (EUR)	100,000	99,594
3.750%, 06/15/28 (EUR)	100,000	100,639
5.500%, 06/15/31 (EUR)	100,000	103,209
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750%, 05/31/32 (144A)	316,000	320,593
Goodyear Tire & Rubber Co.
5.000%, 07/15/29	234,000	214,875
5.625%, 04/30/33 (a)	12,000	10,537
IHO Verwaltungs GmbH
6.750%, 7.500% PIK, 11/15/29 (EUR) (c)	100,000	105,680
Mahle GmbH
2.375%, 05/14/28 (EUR)	100,000	90,663
6.500%, 05/02/31 (EUR)	100,000	101,656
Schaeffler AG
4.500%, 08/14/26 (EUR)	100,000	105,270
4.750%, 08/14/29 (EUR)	100,000	106,048
Tenneco, Inc.
8.000%, 11/17/28 (144A)	733,000	683,163
See accompanying notes to financial statements.
BHFTI-88

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	$97,357
5.750%, 08/03/26 (EUR)	100,000	105,398
		10,213,174
Banks — 2.6%
Abanca Corp. Bancaria SA
4.625%, 5Y EUR Swap + 2.450%, 12/11/36 (EUR) (b)	100,000	103,668
Alpha Bank SA
5.000%, 1Y EUR Swap + 2.432%, 05/12/30 (EUR) (b)	100,000	109,761
Banca Monte dei Paschi di Siena SpA
4.750%, 3M EURIBOR + 2.047%, 03/15/29 (EUR) (b)	100,000	107,937
10.500%, 07/23/29 (EUR)	100,000	130,417
Banco Bilbao Vizcaya Argentaria SA
6.875%, 5Y EUR Swap + 4.267%, 12/13/30 (EUR) (b)	200,000	217,451
Banco BPM SpA
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	205,098
Banco de Sabadell SA
5.000%, 5Y EUR Swap + 5.171%, 05/19/27 (EUR) (b)	200,000	203,544
6.000%, 5Y EUR Swap + 3.150%, 08/16/33 (EUR) (b)	100,000	110,297
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	400,000	116,015
4.750%, 01/15/18 (EUR) (d)	1,000,000	290,038
Bank of Cyprus PCL
2.500%, 1Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	102,391
Barclays PLC
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	495,000	512,114
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (a) (b)	2,645,000	2,910,481
BPER Banca SpA
6.500%, 5Y EUR Swap + 4.346%, 03/20/30 (EUR) (b)	200,000	211,914
Citigroup, Inc.
6.750%, 5Y H15 + 2.572%, 02/15/30 (b)	1,088,000	1,079,151
7.000%, 10Y H15 + 2.757%, 08/15/34 (b)	465,000	490,377
7.125%, 5Y H15 + 2.693%, 08/15/29 (b)	1,950,000	1,986,226
7.625%, 5Y H15 + 3.211%, 11/15/28 (b)	453,000	471,951
Commerzbank AG
6.125%, 5Y EUR Swap + 6.363%, 10/09/25 (EUR) (b)	200,000	208,983
7.875%, 5Y EUR Swap + 5.129%, 10/09/31 (EUR) (b)	200,000	227,172
Deutsche Bank AG
4.500%, 5Y EUR Swap + 4.552%, 11/30/26 (EUR) (b)	200,000	196,811
7.375%, 5Y EUR Swap + 5.112%, 10/30/31 (EUR) (b)	200,000	211,297
Eurobank SA
4.875%, 5Y EUR Swap + 2.165%, 04/30/31 (EUR) (b)	100,000	110,053
First-Citizens Bank & Trust Co.
6.000%, 04/01/36	1,604,000	1,538,685
Freedom Mortgage Corp.
12.250%, 10/01/30 (144A)	284,000	314,082
Goldman Sachs Group, Inc.
6.125%, 10Y H15 + 2.400%, 11/10/34 (a) (b)	2,239,000	2,210,149
ING Groep NV
8.000%, 5Y USD SOFR ICE Swap + 4.360%, 05/16/30 (b)	200,000	209,750
Intesa Sanpaolo SpA
4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	360,852
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	234,322
5.148%, 06/10/30 (GBP)	100,000	119,794
Security Description	Principal Amount*	Value
Banks—(Continued)
Intesa Sanpaolo SpA
5.710%, 01/15/26 (144A)	300,000	$300,042
KBC Group NV
8.000%, 5Y EUR Swap + 4.928%, 09/05/28 (EUR) (b)	200,000	227,887
National Bank of Greece SA
5.875%, 5Y EUR Swap + 3.154%, 06/28/35 (EUR) (b)	125,000	140,125
NatWest Group PLC
8.125%, 5Y H15 + 3.752%, 11/10/33 (b)	590,000	628,366
Nordea Bank Abp
6.300%, 5Y H15 + 2.660%, 09/25/31 (144A) (b)	510,000	487,261
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (b)	382,000	383,647
6.250%, 7Y H15 + 2.808%, 03/15/30 (b)	761,000	768,164
Societe Generale SA
8.125%, 5Y H15 + 3.790%, 11/21/29 (144A) (b)	441,000	432,309
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (a) (b)	324,000	330,401
Toronto-Dominion Bank
7.250%, 5Y H15 + 2.977%, 07/31/84 (b)	1,085,000	1,103,906
UBS Group AG
6.850%, 5Y USD SOFR ICE Swap + 3.630%, 09/10/29 (144A) (b)	610,000	603,336
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	1,295,000	1,349,007
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	1,245,000	1,345,934
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (b)	1,404,000	1,608,887
Wells Fargo & Co.
6.850%, 5Y H15 + 2.767%, 09/15/29 (a) (b)	910,000	939,257
		25,949,310
Biotechnology — 0.0%
Cidron Aida Finco SARL
6.250%, 04/01/28 (GBP)	100,000	119,276
Building Materials — 1.8%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A) (a)	525,000	518,141
Camelot Return Merger Sub, Inc.
8.750%, 08/01/28 (144A)	705,000	675,568
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	100,000	109,453
6.375%, 12/15/30 (144A) (EUR)	415,000	454,230
6.625%, 12/15/30 (144A)	5,431,000	5,438,242
6.750%, 07/15/31 (144A)	604,000	608,124
HT Troplast GmbH
9.375%, 07/15/28 (EUR)	100,000	109,515
JELD-WEN, Inc.
7.000%, 09/01/32 (144A) (a)	1,217,000	1,129,473
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	214,459
9.750%, 07/15/28 (144A)	470,000	480,640
PCF GmbH
4.750%, 04/15/29 (EUR)	101,000	86,479
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28 (144A) (a)	1,523,000	1,485,482
8.875%, 11/15/31 (144A)	1,725,000	1,808,585
See accompanying notes to financial statements.
BHFTI-89

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
Standard Building Solutions, Inc.
6.500%, 08/15/32 (144A)	1,674,000	$1,676,681
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	222,000	224,693
3.375%, 01/15/31 (144A)	461,000	395,266
4.375%, 07/15/30 (144A)	480,000	439,781
Summit Materials LLC/Summit Materials Finance Corp.
7.250%, 01/15/31 (144A)	1,149,000	1,219,188
Wilsonart LLC
11.000%, 08/15/32 (144A)	816,000	799,824
		17,873,824
Chemicals — 2.3%
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/31 (144A)	747,000	773,022
Axalta Coating Systems LLC
3.375%, 02/15/29 (144A)	520,000	472,046
Chemours Co.
4.625%, 11/15/29 (144A) (a)	259,000	225,026
5.375%, 05/15/27 (a)	642,000	617,932
5.750%, 11/15/28 (144A)	1,102,000	1,023,687
8.000%, 01/15/33 (144A)	785,000	766,990
Element Solutions, Inc.
3.875%, 09/01/28 (144A)	2,920,000	2,769,698
HB Fuller Co.
4.250%, 10/15/28	257,000	241,718
Herens Holdco SARL
4.750%, 05/15/28 (144A)	600,000	553,619
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000%, 07/01/28 (144A) (a)	627,000	634,863
INEOS Finance PLC
6.375%, 04/15/29 (EUR)	100,000	108,555
INEOS Quattro Finance 2 PLC
6.750%, 04/15/30 (EUR)	100,000	107,400
8.500%, 03/15/29 (EUR)	100,000	110,836
Ingevity Corp.
3.875%, 11/01/28 (144A) (a)	191,000	174,622
Kobe U.S. Midco 2, Inc.
9.250%, 10.000% PIK, 11/01/26 (144A) (c)	833,490	706,383
Kronos International, Inc.
9.500%, 03/15/29 (EUR)	100,000	113,827
LSF11 A5 HoldCo LLC
6.625%, 10/15/29 (144A) (a)	367,000	377,491
Lune Holdings SARL
5.625%, 11/15/28 (EUR)	100,000	78,517
Mativ Holdings, Inc.
8.000%, 10/01/29 (144A)	393,000	378,537
Methanex U.S. Operations, Inc.
6.250%, 03/15/32 (144A)	553,000	547,111
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	365,000	351,312
Nobian Finance BV
3.625%, 07/15/26 (EUR)	100,000	102,549
Olympus Water U.S. Holding Corp.
5.375%, 10/01/29 (EUR)	100,000	98,955
6.250%, 10/01/29 (144A) (a)	454,000	431,274
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Olympus Water U.S. Holding Corp.
7.250%, 06/15/31 (144A) (a)	1,796,000	$1,824,269
9.625%, 11/15/28 (EUR)	123,000	135,684
9.750%, 11/15/28 (144A)	2,293,000	2,432,910
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, 07/15/28 (EUR)	100,000	110,903
SK Invictus Intermediate II SARL
5.000%, 10/30/29 (144A)	1,639,000	1,526,976
Synthomer PLC
7.375%, 05/02/29 (EUR)	100,000	108,147
WR Grace Holdings LLC
4.875%, 06/15/27 (144A)	333,000	322,696
5.625%, 08/15/29 (144A)	3,468,000	3,189,461
7.375%, 03/01/31 (144A)	1,105,000	1,128,446
		22,545,462
Commercial Services — 5.1%
ADT Security Corp.
4.875%, 07/15/32 (144A)	627,000	575,453
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A)	5,410,000	5,529,481
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	3,818,000	3,478,797
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/28 (144A)	4,829,000	4,556,481
4.875%, 06/01/28 (GBP)	200,000	231,837
Amber Finco PLC
6.625%, 07/15/29 (EUR)	114,000	124,759
APCOA Group GmbH
7.371%, 3M EURIBOR + 4.125%, 04/15/31 (EUR) (b)	100,000	103,975
APi Group DE, Inc.
4.125%, 07/15/29 (144A)	352,000	321,708
4.750%, 10/15/29 (144A)	276,000	259,556
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (EUR)	200,000	203,047
6.125%, 11/30/28 (GBP)	100,000	120,810
Belron U.K. Finance PLC
4.625%, 10/15/29 (EUR)	100,000	106,071
5.750%, 10/15/29 (144A)	1,363,000	1,348,974
Block, Inc.
2.750%, 06/01/26	403,000	388,330
3.500%, 06/01/31	185,000	162,889
6.500%, 05/15/32 (144A)	4,215,000	4,255,689
Boels Topholding BV
5.750%, 05/15/30 (EUR)	100,000	108,104
6.250%, 02/15/29 (EUR)	100,000	108,440
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A) (a)	1,586,000	1,662,698
Brink's Co.
6.500%, 06/15/29 (144A)	421,000	426,648
6.750%, 06/15/32 (144A)	634,000	638,656
Cimpress PLC
7.375%, 09/15/32 (144A)	726,000	721,244
Deluxe Corp.
8.125%, 09/15/29 (144A)	317,000	321,445
See accompanying notes to financial statements.
BHFTI-90

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A)	356,000	$360,514
Garda World Security Corp.
4.625%, 02/15/27 (144A)	653,000	634,208
6.000%, 06/01/29 (144A)	290,000	274,917
7.750%, 02/15/28 (144A) (a)	1,413,000	1,458,085
8.250%, 08/01/32 (144A)	1,953,000	1,984,685
8.375%, 11/15/32 (144A)	2,258,000	2,298,294
Herc Holdings, Inc.
6.625%, 06/15/29 (144A) (a)	635,000	643,045
Hertz Corp.
12.625%, 07/15/29 (144A) (a)	379,000	403,793
La Financiere Atalian
8.500%, 06/30/28 (EUR)	147,660	70,732
Loxam SAS
6.375%, 05/15/28 (EUR)	100,000	107,736
6.375%, 05/31/29 (EUR)	100,000	109,188
Mavis Tire Express Services Topco Corp.
6.500%, 05/15/29 (144A) (a)	330,000	314,844
Pachelbel Bidco SpA
7.125%, 05/17/31 (EUR)	100,000	110,771
7.302%, 3M EURIBOR + 4.250%, 05/17/31 (EUR) (b)	100,000	104,287
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, 01/15/28 (144A) (a)	944,000	938,811
Q-Park Holding I BV
5.125%, 03/01/29 (EUR)	100,000	106,848
5.125%, 02/15/30 (EUR)	100,000	106,388
Raven Acquisition Holdings LLC
6.875%, 11/15/31 (144A)	1,043,000	1,032,537
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	1,456,000	1,478,533
Service Corp. International
4.000%, 05/15/31	704,000	627,338
5.750%, 10/15/32	2,059,000	1,997,195
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32 (144A)	2,003,000	2,037,165
Sotheby's
7.375%, 10/15/27 (144A)	2,521,000	2,492,903
Sotheby's/Bidfair Holdings, Inc.
5.875%, 06/01/29 (144A)	822,000	728,942
Techem Verwaltungsgesellschaft 674 GmbH
6.000%, 07/30/26 (EUR)	87,920	91,164
Techem Verwaltungsgesellschaft 675 GmbH
5.375%, 07/15/29 (EUR)	200,000	214,071
United Rentals North America, Inc.
6.125%, 03/15/34 (144A) (a)	471,000	467,316
Verisure Holding AB
3.875%, 07/15/26 (EUR)	100,000	103,197
9.250%, 10/15/27 (EUR)	80,000	86,908
Veritiv Operating Co.
10.500%, 11/30/30 (144A) (a)	431,000	464,178
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A) (a)	1,670,000	1,715,297
Williams Scotsman, Inc.
4.625%, 08/15/28 (144A) (a)	251,000	239,662
6.625%, 06/15/29 (144A)	212,000	214,523
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Williams Scotsman, Inc.
7.375%, 10/01/31 (144A)	245,000	$252,096
		50,025,263
Computers — 0.8%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (EUR)	100,000	105,398
Amentum Holdings, Inc.
7.250%, 08/01/32 (144A) (a)	685,000	690,184
Atos SE
5.000%, 12/18/30 (EUR) (e)	116,054	66,869
9.000%, 12/18/29 (EUR) (e)	112,974	104,319
CA Magnum Holdings
5.375%, 10/31/26 (144A)	1,661,000	1,618,420
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	420,000	431,152
Fortress Intermediate 3, Inc.
7.500%, 06/01/31 (144A) (a)	1,557,000	1,587,628
KBR, Inc.
4.750%, 09/30/28 (144A)	515,000	493,792
McAfee Corp.
7.375%, 02/15/30 (144A) (a)	1,753,000	1,702,560
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	128,000	138,663
Science Applications International Corp.
4.875%, 04/01/28 (144A) (a)	264,000	254,031
Seagate HDD Cayman
8.500%, 07/15/31	854,000	913,232
		8,106,248
Cosmetics/Personal Care — 0.1%
Perrigo Finance Unlimited Co.
6.125%, 09/30/32	838,000	819,422
Prestige Brands, Inc.
3.750%, 04/01/31 (144A) (a)	213,000	187,014
		1,006,436
Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	97,000	87,989
BCPE Empire Holdings, Inc.
7.625%, 05/01/27 (144A)	1,131,000	1,126,916
Dealer Tire LLC/DT Issuer LLC
8.000%, 02/01/28 (144A)	392,000	384,955
Gates Corp.
6.875%, 07/01/29 (144A)	803,000	816,826
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A)	98,000	89,566
Resideo Funding, Inc.
6.500%, 07/15/32 (144A) (a)	1,069,000	1,070,333
		3,576,585
Diversified Financial Services — 2.3%
Ally Financial, Inc.
6.646%, 5Y H15 + 2.450%, 01/17/40 (b)	95,000	92,039
See accompanying notes to financial statements.
BHFTI-91

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Apollo Global Management, Inc.
6.000%, 5Y H15 + 2.168%, 12/15/54 (a) (b)	921,000	$906,654
Azorra Finance Ltd.
7.750%, 04/15/30 (144A)	428,000	425,461
Bread Financial Holdings, Inc.
9.750%, 03/15/29 (144A) (a)	183,000	196,677
Enact Holdings, Inc.
6.250%, 05/28/29	233,000	237,429
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	667,000	664,350
Freedom Mortgage Holdings LLC
9.125%, 05/15/31 (144A)	730,000	752,682
9.250%, 02/01/29 (144A)	1,053,000	1,086,635
GGAM Finance Ltd.
5.875%, 03/15/30 (144A)	564,000	553,233
6.875%, 04/15/29 (144A)	701,000	709,828
8.000%, 02/15/27 (144A) (a)	426,000	439,400
8.000%, 06/15/28 (144A) (a)	463,000	486,152
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27 (144A)	498,000	507,906
Intrum AB
3.000%, 09/15/27 (EUR) (d)	126,000	94,168
9.250%, 03/15/28 (EUR) (d)	114,000	85,554
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000%, 08/15/28 (144A)	600,000	562,823
6.625%, 10/15/31 (144A)	209,000	208,669
Jerrold Finco PLC
5.250%, 01/15/27 (GBP)	100,000	123,375
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	13,984
4.750%, 01/16/14 (EUR) (d)	2,140,000	6,650
5.375%, 10/17/12 (EUR) (d)	350,000	1,088
Macquarie Airfinance Holdings Ltd.
6.500%, 03/26/31 (144A)	390,000	402,902
8.125%, 03/30/29 (144A)	625,000	661,005
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	485,000	474,310
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	571,000	532,761
5.750%, 11/15/31 (144A) (a)	297,000	283,878
6.500%, 08/01/29 (144A)	1,062,000	1,060,201
7.125%, 02/01/32 (144A) (a)	1,626,000	1,646,258
Navient Corp.
9.375%, 07/25/30	892,000	953,005
OneMain Finance Corp.
4.000%, 09/15/30	437,000	388,389
5.375%, 11/15/29 (a)	602,000	578,785
6.625%, 05/15/29	832,000	842,358
7.125%, 11/15/31 (a)	484,000	493,110
7.500%, 05/15/31	286,000	293,531
7.875%, 03/15/30	856,000	892,943
Opus-Chartered Issuances SA
2.500%, 07/04/25 (EUR) (b) (f)	44,000	45,760
PennyMac Financial Services, Inc.
7.125%, 11/15/30 (144A)	740,000	749,404
7.875%, 12/15/29 (144A)	760,000	796,254
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
PHH Escrow Issuer LLC
9.875%, 11/01/29 (144A)	358,000	$359,611
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A) (a)	912,000	865,319
3.875%, 03/01/31 (144A)	221,000	192,557
4.000%, 10/15/33 (144A) (a)	220,000	183,230
SLM Corp.
3.125%, 11/02/26 (a)	481,000	458,838
Titanium 2l Bondco SARL
6.250%, 01/14/31 (EUR) (c)	437,300	151,747
UWM Holdings LLC
6.625%, 02/01/30 (144A)	1,214,000	1,206,500
		22,667,413
Electric — 2.1%
A2A SpA
5.000%, 5Y EUR Swap + 2.258%, 06/11/29 (EUR) (b)	100,000	107,017
AES Corp.
7.600%, 5Y H15 + 3.201%, 01/15/55 (b)	770,000	790,879
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	868,000	858,777
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625%, 02/15/32 (EUR)	100,000	107,860
6.375%, 02/15/32 (144A)	587,000	585,442
Calpine Corp.
4.625%, 02/01/29 (144A)	54,000	50,974
5.000%, 02/01/31 (144A)	132,000	124,131
5.125%, 03/15/28 (144A) (a)	864,000	837,904
CenterPoint Energy, Inc.
6.850%, 5Y H15 + 2.946%, 02/15/55 (b)	367,000	374,904
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	834,000	711,895
Dominion Energy, Inc.
6.625%, 5Y H15 + 2.207%, 05/15/55 (b)	175,000	177,916
Duke Energy Corp.
6.450%, 5Y H15 + 2.588%, 09/01/54 (b)	539,000	545,548
Edison International
5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	393,000	383,068
5.375%, 5Y H15 + 4.698%, 03/15/26 (b)	1,214,000	1,197,099
EDP SA
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	101,009
4.625%, 5Y EUR Swap + 2.395%, 09/16/54 (EUR) (b)	100,000	105,446
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (EUR) (b)	100,000	105,916
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	202,471
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	200,111
5.125%, 5Y EUR Swap + 2.943%, 09/17/29 (EUR) (b)	200,000	211,388
6.000%, 13Y GBP Swap + 4.235%, 01/29/26 (GBP) (b)	100,000	124,721
Lightning Power LLC
7.250%, 08/15/32 (144A)	237,000	243,668
Naturgy Finance Iberia SA
2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	100,607
NextEra Energy Capital Holdings, Inc.
6.750%, 5Y H15 + 2.457%, 06/15/54 (b)	760,000	778,606
NRG Energy, Inc.
5.750%, 07/15/29 (144A)	718,000	697,982
See accompanying notes to financial statements.
BHFTI-92

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
NRG Energy, Inc.
6.000%, 02/01/33 (144A)	1,956,000	$1,899,717
6.250%, 11/01/34 (144A) (a)	2,083,000	2,043,100
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (b)	1,539,000	1,699,108
Orsted AS
2.500%, 5Y UKG + 2.136%, 02/18/3021 (GBP) (b)	100,000	92,218
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500%, 08/15/28 (144A)	109,000	102,302
PG&E Corp.
7.375%, 5Y H15 + 3.883%, 03/15/55 (b)	156,000	160,092
Pike Corp.
8.625%, 01/31/31 (144A)	243,000	256,354
Public Power Corp. SA
4.625%, 10/31/31 (EUR)	100,000	105,440
Terna - Rete Elettrica Nazionale
4.750%, 5Y EUR Swap + 2.142%, 01/11/30 (EUR) (b)	100,000	106,845
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	1,959,000	1,970,172
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (b)	492,000	502,117
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A)	1,042,000	1,066,921
7.750%, 10/15/31 (144A)	768,000	805,682
		20,535,407
Electrical Components & Equipment — 0.0%
Nexans SA
4.250%, 03/11/30 (EUR)	100,000	105,918
Electronics — 0.4%
Coherent Corp.
5.000%, 12/15/29 (144A) (a)	904,000	862,680
Imola Merger Corp.
4.750%, 05/15/29 (144A)	535,000	507,336
Sensata Technologies, Inc.
4.375%, 02/15/30 (144A)	1,262,000	1,156,039
6.625%, 07/15/32 (144A)	1,584,000	1,582,291
		4,108,346
Engineering & Construction — 0.6%
Abertis Infraestructuras Finance BV
3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	100,000	102,884
Arcosa, Inc.
4.375%, 04/15/29 (144A)	723,000	673,676
Brand Industrial Services, Inc.
10.375%, 08/01/30 (144A)	4,003,000	4,074,262
Dycom Industries, Inc.
4.500%, 04/15/29 (144A)	304,000	283,680
Heathrow Finance PLC
4.125%, 09/01/29 (GBP) (e)	100,000	114,586
6.625%, 03/01/31 (GBP)	100,000	125,816
Infrastrutture Wireless Italiane SpA
1.625%, 10/21/28 (EUR)	105,000	102,764
		5,477,668
Security Description	Principal Amount*	Value
Entertainment — 2.2%
Allwyn Entertainment Financing U.K. PLC
7.250%, 04/30/30 (EUR)	100,000	$110,816
7.875%, 04/30/29 (144A)	400,000	411,252
Banijay Entertainment SAS
7.000%, 05/01/29 (EUR)	100,000	109,025
8.125%, 05/01/29 (144A)	254,000	262,969
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	726,000	688,220
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	126,000	117,968
6.000%, 10/15/32 (144A) (a)	499,000	481,120
6.500%, 02/15/32 (144A)	1,519,000	1,525,856
7.000%, 02/15/30 (144A)	2,036,000	2,073,767
Churchill Downs, Inc.
5.750%, 04/01/30 (144A) (a)	2,073,000	2,034,551
6.750%, 05/01/31 (144A) (a)	1,165,000	1,177,601
Cinemark USA, Inc.
7.000%, 08/01/32 (144A)	294,000	299,683
Cirsa Finance International SARL
7.556%, 3M EURIBOR + 4.500%, 07/31/28 (EUR) (b)	100,000	104,849
CPUK Finance Ltd.
7.875%, 08/28/29 (GBP)	100,000	128,458
Great Canadian Gaming Corp.
8.750%, 11/15/29 (144A)	1,008,000	1,031,728
Inter Media & Communication SpA
6.750%, 02/09/27 (EUR)	103,126	108,706
Light & Wonder International, Inc.
7.250%, 11/15/29 (144A)	290,000	295,840
7.500%, 09/01/31 (144A)	915,000	942,104
Lions Gate Capital Holdings 1, Inc.
5.500%, 04/15/29 (144A)	960,000	856,800
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	429,000	404,563
Lottomatica Group SpA
6.939%, 3M EURIBOR + 4.000%, 12/15/30 (EUR) (b)	100,000	105,139
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, 02/15/31 (144A)	695,000	670,969
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	266,000	250,786
Odeon Finco PLC
12.750%, 11/01/27 (144A)	600,000	629,998
Pinewood Finco PLC
6.000%, 03/27/30 (GBP)	125,000	155,373
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A) (a)	307,000	240,995
5.875%, 09/01/31 (144A)	450,000	327,375
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, 03/01/30 (144A) (a)	928,000	888,034
Six Flags Entertainment Corp.
7.250%, 05/15/31 (144A)	584,000	596,456
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.625%, 05/01/32 (144A)	264,000	267,568
Vail Resorts, Inc.
6.500%, 05/15/32 (144A) (a)	969,000	979,870
See accompanying notes to financial statements.
BHFTI-93

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,029,000	$985,548
6.250%, 03/15/33 (144A)	491,000	482,401
7.125%, 02/15/31 (144A) (a)	1,433,000	1,492,340
		21,238,728
Environmental Control — 1.2%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A)	402,000	385,883
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	29,000	27,332
4.000%, 08/01/28 (144A)	476,000	450,721
4.375%, 08/15/29 (144A) (a)	766,000	724,083
4.750%, 06/15/29 (144A)	785,000	753,872
6.750%, 01/15/31 (144A)	1,274,000	1,308,214
Madison IAQ LLC
4.125%, 06/30/28 (144A) (a)	660,000	624,788
5.875%, 06/30/29 (144A) (a)	1,830,000	1,727,949
Paprec Holding SA
7.250%, 11/17/29 (EUR)	100,000	109,800
Reworld Holding Corp.
4.875%, 12/01/29 (144A) (a)	438,000	405,071
5.000%, 09/01/30	257,000	237,005
Waste Pro USA, Inc.
5.500%, 02/15/26 (144A)	4,583,000	4,580,444
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A)	423,000	430,614
		11,765,776
Food — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, 03/15/29 (144A)	862,000	784,558
4.875%, 02/15/30 (144A)	808,000	769,887
B&G Foods, Inc.
8.000%, 09/15/28 (144A)	238,000	244,657
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	180,000	217,955
Boparan Finance PLC
9.375%, 11/07/29 (GBP)	100,000	121,034
Chobani Holdco II LLC
8.750%, 9.500% PIK, 10/01/29 (144A) (c)	3,617,000	3,825,044
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	1,047,000	1,007,873
7.625%, 07/01/29 (144A)	2,620,000	2,709,302
Darling Global Finance BV
3.625%, 05/15/26 (EUR)	229,000	236,913
Fiesta Purchaser, Inc.
7.875%, 03/01/31 (144A)	275,000	287,029
9.625%, 09/15/32 (144A)	348,000	364,559
Irca SpA/Gallarate
6.631%, 3M EURIBOR + 3.750%, 12/15/29 (EUR) (b)	100,000	104,673
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	231,000	239,657
Security Description	Principal Amount*	Value
Food—(Continued)
Lamb Weston Holdings, Inc.
4.375%, 01/31/32 (144A)	861,000	$779,069
Lion/Polaris Lux 4 SA
6.303%, 3M EURIBOR + 3.625%, 07/01/29 (EUR) (b)	200,000	207,895
Market Bidco Finco PLC
5.500%, 11/04/27 (GBP)	107,000	127,925
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	463,000	429,587
6.125%, 09/15/32 (144A)	1,175,000	1,174,946
Post Holdings, Inc.
6.250%, 02/15/32 (144A) (a)	480,000	476,394
6.250%, 10/15/34 (144A)	534,000	520,191
6.375%, 03/01/33 (144A)	832,000	814,414
Premier Foods Finance PLC
3.500%, 10/15/26 (GBP)	100,000	122,217
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	729,000	673,664
U.S. Foods, Inc.
4.625%, 06/01/30 (144A)	54,000	50,784
7.250%, 01/15/32 (144A) (a)	653,000	675,799
United Natural Foods, Inc.
6.750%, 10/15/28 (144A) (a)	475,000	467,952
		17,433,978
Food Service — 0.1%
Aramark International Finance SARL
3.125%, 04/01/25 (EUR)	323,000	333,743
Aramark Services, Inc.
5.000%, 02/01/28 (144A)	236,000	229,336
		563,079
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY
3.625%, 02/04/28 (EUR)	100,000	102,037
Fedrigoni SpA
6.125%, 06/15/31 (EUR)	102,000	106,196
Magnera Corp.
7.250%, 11/15/31 (144A)	351,000	342,664
		550,897
Gas — 0.1%
AltaGas Ltd.
7.200%, 5Y H15 + 3.573%, 10/15/54 (144A) (b)	560,000	563,062
Centrica PLC
6.500%, 5Y UKG + 2.512%, 05/21/55 (GBP) (b)	100,000	126,918
		689,980
Hand/Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750%, 01/15/28 (EUR)	100,000	101,787
6.929%, 3M EURIBOR + 3.750%, 04/15/29 (EUR) (b)	200,000	208,210
		309,997
See accompanying notes to financial statements.
BHFTI-94

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products — 1.0%
Avantor Funding, Inc.
2.625%, 11/01/25 (EUR)	266,000	$273,455
3.875%, 07/15/28 (EUR)	100,000	103,209
4.625%, 07/15/28 (144A)	793,000	756,922
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	3,047,000	3,153,645
Medline Borrower LP
3.875%, 04/01/29 (144A)	523,000	484,291
5.250%, 10/01/29 (144A)	3,241,000	3,127,772
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	1,062,000	1,073,198
Neogen Food Safety Corp.
8.625%, 07/20/30 (144A)	313,000	335,707
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A)	524,000	530,865
		9,839,064
Healthcare-Services — 2.5%
AHP Health Partners, Inc.
5.750%, 07/15/29 (144A)	863,000	833,678
Charles River Laboratories International, Inc.
4.000%, 03/15/31 (144A)	100,000	88,958
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	760,000	589,727
5.250%, 05/15/30 (144A) (a)	2,255,000	1,852,094
5.625%, 03/15/27 (144A)	1,987,000	1,906,959
6.000%, 01/15/29 (144A)	1,678,000	1,502,492
10.875%, 01/15/32 (144A)	2,016,000	2,079,964
Clariane SE
13.168%, 5Y UKG + 9.079%, 06/15/25 (GBP) (b)	100,000	122,279
Concentra Escrow Issuer Corp.
6.875%, 07/15/32 (144A)	920,000	939,283
DaVita, Inc.
6.875%, 09/01/32 (144A) (a)	464,000	467,557
Encompass Health Corp.
4.750%, 02/01/30	389,000	368,780
Ephios Subco 3 SARL
7.875%, 01/31/31 (EUR)	100,000	112,767
Fortrea Holdings, Inc.
7.500%, 07/01/30 (144A) (a)	313,000	313,519
HAH Group Holding Co. LLC
9.750%, 10/01/31 (144A)	558,000	558,444
HealthEquity, Inc.
4.500%, 10/01/29 (144A)	1,545,000	1,448,213
IQVIA, Inc.
1.750%, 03/15/26 (EUR)	240,000	244,401
6.500%, 05/15/30 (144A)	384,000	390,747
LifePoint Health, Inc.
9.875%, 08/15/30 (144A) (a)	697,000	752,033
10.000%, 06/01/32 (144A)	841,000	855,084
11.000%, 10/15/30 (144A) (a)	1,706,000	1,872,613
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A) (a)	404,000	348,879
6.250%, 01/15/33 (144A)	726,000	717,536
Prime Healthcare Services, Inc.
9.375%, 09/01/29 (144A) (a)	301,000	292,786
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Star Parent, Inc.
9.000%, 10/01/30 (144A)	1,283,000	$1,332,524
Surgery Center Holdings, Inc.
7.250%, 04/15/32 (144A) (a)	1,810,000	1,846,370
Tenet Healthcare Corp.
6.750%, 05/15/31	1,814,000	1,832,577
U.S. Acute Care Solutions LLC
9.750%, 05/15/29 (144A)	673,000	685,861
		24,356,125
Holding Companies-Diversified — 0.0%
ProGroup AG
5.125%, 04/15/29 (EUR)	100,000	101,811
Stena International SA
7.250%, 01/15/31 (144A)	200,000	204,071
		305,882
Home Builders — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	248,404
Beazer Homes USA, Inc.
7.500%, 03/15/31 (144A)	236,000	239,676
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A)	679,000	613,183
5.000%, 06/15/29 (144A)	548,000	509,416
Dream Finders Homes, Inc.
8.250%, 08/15/28 (144A) †	277,000	288,605
Empire Communities Corp.
9.750%, 05/01/29 (144A)	209,000	219,877
K Hovnanian Enterprises, Inc.
11.750%, 09/30/29 (144A)	2,042,000	2,223,300
LGI Homes, Inc.
7.000%, 11/15/32 (144A)	662,000	655,473
8.750%, 12/15/28 (144A) (a)	353,000	370,278
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	342,349
New Home Co., Inc.
9.250%, 10/01/29 (144A) †	604,000	635,670
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	320,000	338,318
Tri Pointe Homes, Inc.
5.700%, 06/15/28	2,000	1,987
		6,686,536
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.875%, 10/15/31 (144A)	171,000	149,187
4.000%, 04/15/29 (144A) (a)	288,000	265,376
		414,563
Household Products/Wares — 0.1%
Central Garden & Pet Co.
4.125%, 04/30/31 (144A) (a)	454,000	401,472
Kronos Acquisition Holdings, Inc.
8.250%, 06/30/31 (144A)	156,000	148,594
See accompanying notes to financial statements.
BHFTI-95

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Household Products/Wares—(Continued)
Spectrum Brands, Inc.
3.875%, 03/15/31 (144A)	93,000	$80,031
		630,097
Housewares — 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.500%, 10/15/29 (144A)	976,000	959,321
Scotts Miracle-Gro Co.
4.375%, 02/01/32	614,000	536,085
4.500%, 10/15/29	259,000	238,622
		1,734,028
Insurance — 5.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	2,118,000	2,021,668
5.875%, 11/01/29 (144A) (a)	2,314,000	2,223,017
6.750%, 10/15/27 (144A)	2,937,000	2,912,711
6.750%, 04/15/28 (144A)	257,000	257,604
7.000%, 01/15/31 (144A)	2,460,000	2,469,608
7.375%, 10/01/32 (144A)	2,408,000	2,430,158
AmWINS Group, Inc.
4.875%, 06/30/29 (144A)	904,000	848,854
6.375%, 02/15/29 (144A)	375,000	377,300
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	567,000	574,664
Ardonagh Finco Ltd.
6.875%, 02/15/31 (EUR)	255,000	272,404
7.750%, 02/15/31 (144A)	1,659,000	1,708,440
Ardonagh Group Finance Ltd.
8.875%, 02/15/32 (144A)	1,663,000	1,727,837
AssuredPartners, Inc.
7.500%, 02/15/32 (144A)	1,023,000	1,101,039
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (b)	645,000	640,589
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	4,280,000	4,349,332
8.125%, 02/15/32 (144A) (a)	2,054,000	2,097,716
HUB International Ltd.
7.250%, 06/15/30 (144A)	7,628,000	7,816,795
7.375%, 01/31/32 (144A)	10,328,000	10,489,663
Jones Deslauriers Insurance Management, Inc.
8.500%, 03/15/30 (144A)	1,449,000	1,524,061
10.500%, 12/15/30 (144A)	1,137,000	1,229,239
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	6,986,000	7,055,820
Ryan Specialty LLC
5.875%, 08/01/32 (144A)	882,000	872,689
UnipolSai Assicurazioni SpA
4.900%, 05/23/34 (EUR)	100,000	107,755
USI, Inc.
7.500%, 01/15/32 (144A) (a)	1,234,000	1,276,211
		56,385,174
Security Description	Principal Amount*	Value
Internet — 0.7%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A)	1,460,000	$1,320,256
9.000%, 08/01/29 (144A)	298,000	285,006
ANGI Group LLC
3.875%, 08/15/28 (144A)	576,000	514,350
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A) (a)	559,000	529,192
5.625%, 09/15/28 (144A)	532,000	493,510
iliad SA
5.375%, 06/14/27 (EUR)	100,000	108,342
5.375%, 02/15/29 (EUR)	100,000	109,572
5.625%, 02/15/30 (EUR)	100,000	111,446
ION Trading Technologies SARL
9.500%, 05/30/29 (144A) (a)	271,000	284,143
Match Group Holdings II LLC
4.125%, 08/01/30 (144A)	41,000	36,316
4.625%, 06/01/28 (144A) (a)	439,000	418,053
Rakuten Group, Inc.
8.125%, 5Y H15 + 4.250%, 12/15/29 (144A) (b)	254,000	250,330
9.750%, 04/15/29 (144A)	1,578,000	1,707,988
11.250%, 02/15/27 (144A)	573,000	624,587
United Group BV
6.500%, 10/31/31 (EUR)	100,000	105,488
7.273%, 3M EURIBOR + 4.250%, 02/15/31 (EUR) (b)	100,000	103,585
		7,002,164
Investment Companies — 1.5%
Antares Holdings LP
6.350%, 10/23/29 (144A)	305,000	302,589
Apollo Debt Solutions BDC
6.700%, 07/29/31 (144A)	375,000	385,125
6.900%, 04/13/29 (144A) (a)	829,000	857,590
Ares Strategic Income Fund
5.600%, 02/15/30 (144A)	842,000	832,138
5.700%, 03/15/28 (144A) (a)	421,000	420,941
Blackstone Private Credit Fund
5.950%, 07/16/29	371,000	373,444
6.000%, 11/22/34 (144A)	1,810,000	1,765,994
6.250%, 01/25/31	182,000	185,060
Blue Owl Capital Corp.
8.450%, 11/15/26	405,000	424,486
Blue Owl Credit Income Corp.
6.600%, 09/15/29 (144A)	99,000	100,977
6.650%, 03/15/31 (a)	710,000	722,645
7.750%, 09/16/27	667,000	700,398
Blue Owl Technology Finance Corp. II
6.750%, 04/04/29 (144A)	278,000	279,704
Brookfield Finance, Inc.
6.300%, 5Y H15 + 2.076%, 01/15/55 (b)	1,480,000	1,447,159
Compass Group Diversified Holdings LLC
5.250%, 04/15/29 (144A)	534,000	512,559
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34 (144A) (a)	676,000	658,315
HPS Corporate Lending Fund
6.750%, 01/30/29 (144A)	475,000	487,782
See accompanying notes to financial statements.
BHFTI-96

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Investment Companies—(Continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29 (a)	493,000	$411,794
5.250%, 05/15/27	2,136,000	2,022,313
9.750%, 01/15/29	650,000	651,673
10.000%, 11/15/29 (144A)	950,000	952,243
Oaktree Strategic Credit Fund
6.500%, 07/23/29	326,000	329,427
8.400%, 11/14/28	147,000	157,485
		14,981,841
Iron/Steel — 0.6%
ATI, Inc.
4.875%, 10/01/29	277,000	263,852
5.125%, 10/01/31	746,000	701,407
7.250%, 08/15/30	1,233,000	1,267,899
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A)	2,043,000	2,040,902
Cleveland-Cliffs, Inc.
6.875%, 11/01/29 (144A)	569,000	562,912
7.375%, 05/01/33 (144A)	458,000	449,848
Mineral Resources Ltd.
9.250%, 10/01/28 (144A) (a)	80,000	83,934
		5,370,754
IT Services — 0.1%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	1,017,000	959,867
Leisure Time — 1.5%
Carnival Corp.
6.000%, 05/01/29 (144A) (a)	1,608,000	1,604,196
7.000%, 08/15/29 (144A)	100,000	104,020
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28 (144A)	647,000	689,305
Lindblad Expeditions Holdings, Inc.
9.000%, 05/15/28 (144A)	300,000	312,710
Lindblad Expeditions LLC
6.750%, 02/15/27 (144A)	608,000	608,229
MajorDrive Holdings IV LLC
6.375%, 06/01/29 (144A) (a)	754,000	657,226
NCL Corp. Ltd.
6.250%, 03/01/30 (144A) (a)	808,000	798,375
7.750%, 02/15/29 (144A)	687,000	721,366
8.125%, 01/15/29 (144A)	335,000	353,001
NCL Finance Ltd.
6.125%, 03/15/28 (144A)	367,000	368,178
Pinnacle Bidco PLC
10.000%, 10/11/28 (GBP)	100,000	132,851
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A)	1,876,000	1,845,345
6.000%, 02/01/33 (144A)	1,922,000	1,917,435
6.250%, 03/15/32 (144A)	403,000	407,828
Sabre GLBL, Inc.
8.625%, 06/01/27 (144A)	681,000	671,628
10.750%, 11/15/29 (144A)	381,000	393,056
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
TUI AG
5.875%, 03/15/29 (EUR)	100,000	$108,398
TUI Cruises GmbH
5.000%, 05/15/30 (EUR)	100,000	105,143
Viking Cruises Ltd.
5.875%, 09/15/27 (144A)	736,000	730,472
9.125%, 07/15/31 (144A)	1,685,000	1,811,813
Viking Ocean Cruises Ship VII Ltd.
5.625%, 02/15/29 (144A)	314,000	309,019
		14,649,594
Lodging — 1.2%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A)	132,000	114,665
4.000%, 05/01/31 (144A)	81,000	72,847
5.875%, 03/15/33 (144A)	1,395,000	1,372,637
Melco Resorts Finance Ltd.
4.875%, 06/06/25 (144A)	800,000	794,965
5.375%, 12/04/29 (144A)	1,142,000	1,042,541
5.625%, 07/17/27 (144A)	200,000	193,575
5.750%, 07/21/28 (144A)	200,000	190,756
7.625%, 04/17/32 (144A) (a)	706,000	708,529
MGM China Holdings Ltd.
4.750%, 02/01/27 (144A)	200,000	193,586
7.125%, 06/26/31 (144A) (a)	250,000	252,724
MGM Resorts International
6.125%, 09/15/29	1,227,000	1,225,459
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	400,420
4.625%, 12/01/31 (144A)	411,000	368,170
6.625%, 03/15/32 (144A)	516,000	512,770
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/28 (144A)	314,000	298,477
Wynn Macau Ltd.
5.125%, 12/15/29 (144A)	658,000	610,425
5.500%, 01/15/26 (144A)	293,000	290,088
5.500%, 10/01/27 (144A) (a)	200,000	194,613
5.625%, 08/26/28 (144A)	3,167,000	3,050,077
		11,887,324
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	333,000	311,779
4.125%, 04/15/29 (144A)	226,000	209,758
Manitowoc Co., Inc.
9.250%, 10/01/31 (144A)	352,000	360,808
Terex Corp.
6.250%, 10/15/32 (144A)	458,000	448,838
		1,331,183
Machinery-Diversified — 1.1%
ATS Corp.
4.125%, 12/15/28 (144A)	237,000	219,680
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	1,609,000	1,672,841
9.500%, 01/01/31 (144A)	72,000	77,159
See accompanying notes to financial statements.
BHFTI-97

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Machinery-Diversified—(Continued)
Esab Corp.
6.250%, 04/15/29 (144A)	713,000	$721,869
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29 (144A) †	384,000	362,880
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, 02/15/29 (144A) (a)	2,167,000	2,262,361
Nova Alexandre III SAS
8.429%, 3M EURIBOR + 5.250%, 07/15/29 (EUR) (b)	100,000	100,270
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	444,600	461,066
7.625%, 07/15/28 (144A)	1,713,000	1,711,749
TK Elevator Midco GmbH
4.375%, 07/15/27 (EUR)	673,000	695,384
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	2,557,000	2,503,086
		10,788,345
Media — 4.6%
Cable One, Inc.
4.000%, 11/15/30 (144A) (a)	873,000	729,459
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	810,000	705,936
4.250%, 01/15/34 (144A)	2,054,000	1,666,390
4.500%, 08/15/30 (144A) (a)	544,000	488,292
4.500%, 05/01/32	225,000	193,537
4.500%, 06/01/33 (144A)	430,000	361,797
4.750%, 03/01/30 (144A)	602,000	549,726
4.750%, 02/01/32 (144A) (a)	1,006,000	882,945
5.375%, 06/01/29 (144A) (a)	716,000	684,089
6.375%, 09/01/29 (144A) (a)	2,000,000	1,982,903
7.375%, 03/01/31 (144A) (a)	2,392,000	2,438,604
CSC Holdings LLC
3.375%, 02/15/31 (144A) †	1,006,000	705,621
4.125%, 12/01/30 (144A) †	400,000	287,345
4.500%, 11/15/31 (144A) †	400,000	288,012
5.375%, 02/01/28 (144A) † (a)	400,000	345,083
5.500%, 04/15/27 (144A) †	200,000	179,000
11.250%, 05/15/28 (144A) †	1,833,000	1,809,011
11.750%, 01/31/29 (144A) †	3,567,000	3,522,684
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	3,396,000	3,308,718
DISH DBS Corp.
5.250%, 12/01/26 (144A)	1,847,000	1,678,832
5.750%, 12/01/28 (144A)	1,722,000	1,472,301
DISH Network Corp.
11.750%, 11/15/27 (144A)	5,077,000	5,377,518
GCI LLC
4.750%, 10/15/28 (144A)	286,000	267,104
Gray Television, Inc.
10.500%, 07/15/29 (144A) (a)	2,111,000	2,110,855
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (144A)	1,773,000	1,604,210
Midcontinent Communications
8.000%, 08/15/32 (144A)	967,000	993,233
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, 09/15/26 (144A) †	726,000	633,785
Security Description	Principal Amount*	Value
Media—(Continued)
Sirius XM Radio LLC
3.125%, 09/01/26 (144A) (a)	105,000	$100,858
5.000%, 08/01/27 (144A)	1,845,000	1,794,312
Sunrise FinCo I BV
4.875%, 07/15/31 (144A)	722,000	654,897
Tele Columbus AG
10.000%, 10.000% PIK, 01/01/29 (EUR) (c)	122,501	105,130
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/28 (144A)	200,000	194,200
Univision Communications, Inc.
6.625%, 06/01/27 (144A)	1,378,000	1,372,450
7.375%, 06/30/30 (144A)	477,000	456,322
8.000%, 08/15/28 (144A)	2,064,000	2,101,402
8.500%, 07/31/31 (144A)	1,051,000	1,030,505
Virgin Media O2 Vendor Financing Notes V DAC
7.875%, 03/15/32 (GBP)	107,000	133,816
Virgin Media Secured Finance PLC
4.250%, 01/15/30 (GBP)	100,000	109,854
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/28 (144A) (a)	830,000	782,469
VZ Secured Financing BV
3.500%, 01/15/32 (EUR)	100,000	95,847
Ziggo Bond Co. BV
5.125%, 02/28/30 (144A)	248,000	223,450
6.125%, 11/15/32 (EUR)	106,000	110,349
Ziggo BV
4.875%, 01/15/30 (144A)	385,000	353,755
		44,886,606
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.
4.375%, 10/15/29 (144A) (a)	335,000	313,015
Vallourec SACA
7.500%, 04/15/32 (144A)	845,000	875,700
		1,188,715
Mining — 1.7%
Aris Mining Corp.
8.000%, 10/31/29 (144A)	209,000	206,916
Arsenal AIC Parent LLC
8.000%, 10/01/30 (144A)	419,000	433,580
11.500%, 10/01/31 (144A)	2,454,000	2,745,489
Constellium SE
3.750%, 04/15/29 (144A)	1,351,000	1,222,857
5.375%, 08/15/32 (EUR)	100,000	105,150
5.625%, 06/15/28 (144A)	512,000	500,691
6.375%, 08/15/32 (144A) (a)	1,440,000	1,393,762
ERO Copper Corp.
6.500%, 02/15/30 (144A)	1,166,000	1,128,489
First Quantum Minerals Ltd.
9.375%, 03/01/29 (144A)	1,913,000	2,034,380
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A)	2,050,000	1,807,077
4.625%, 03/01/28 (144A) (a)	613,000	576,360
Novelis Corp.
3.250%, 11/15/26 (144A)	1,921,000	1,829,763
See accompanying notes to financial statements.
BHFTI-98

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Mining—(Continued)
Novelis Corp.
3.875%, 08/15/31 (144A)	1,623,000	$1,397,392
4.750%, 01/30/30 (144A)	723,000	667,348
Novelis Sheet Ingot GmbH
3.375%, 04/15/29 (EUR)	422,000	419,521
		16,468,775
Office/Business Equipment — 0.0%
Zebra Technologies Corp.
6.500%, 06/01/32 (144A)	311,000	315,480
Oil & Gas — 4.4%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, 10/01/29 (144A)	1,010,000	1,032,895
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, 06/30/29 (144A) (a)	202,000	196,722
8.250%, 12/31/28 (144A)	325,000	331,770
9.000%, 11/01/27 (144A) (a)	435,000	525,865
Baytex Energy Corp.
8.500%, 04/30/30 (144A)	114,000	116,476
Borr IHC Ltd./Borr Finance LLC
10.000%, 11/15/28 (144A)	444,878	442,716
CITGO Petroleum Corp.
7.000%, 06/15/25 (144A)	600,000	600,619
8.375%, 01/15/29 (144A)	1,418,000	1,460,945
Civitas Resources, Inc.
8.375%, 07/01/28 (144A)	40,000	41,543
8.625%, 11/01/30 (144A)	606,000	634,631
8.750%, 07/01/31 (144A)	1,273,000	1,327,145
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	2,757,000	2,571,233
6.750%, 03/01/29 (144A)	971,000	945,556
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	1,603,000	1,556,735
7.625%, 04/01/32 (144A) (a)	1,547,000	1,539,039
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, 10/01/30 (144A)	370,000	383,959
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/31 (144A)	562,000	592,908
Gulfport Energy Operating Corp.
6.750%, 09/01/29 (144A)	487,000	490,395
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	713,000	680,237
6.000%, 04/15/30 (144A) (a)	60,000	56,388
6.250%, 11/01/28 (144A)	276,000	267,280
6.875%, 05/15/34 (144A)	902,000	840,744
7.250%, 02/15/35 (144A) (a)	365,000	343,146
8.375%, 11/01/33 (144A)	1,402,000	1,431,151
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, 12/01/32 (144A)	378,000	374,209
Matador Resources Co.
6.500%, 04/15/32 (144A)	816,000	806,761
Moss Creek Resources Holdings, Inc.
8.250%, 09/01/31 (144A) (a)	254,000	248,369
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Murphy Oil Corp.
5.875%, 12/01/42	64,000	$55,229
Nabors Industries Ltd.
7.500%, 01/15/28 (144A)	384,000	355,569
Nabors Industries, Inc.
7.375%, 05/15/27 (144A)	485,000	484,437
8.875%, 08/15/31 (144A)	154,000	143,002
9.125%, 01/31/30 (144A)	309,000	314,241
Noble Finance II LLC
8.000%, 04/15/30 (144A)	1,114,000	1,125,102
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A)	2,427,000	2,464,195
8.750%, 06/15/31 (144A) (a)	1,060,000	1,094,135
Parkland Corp.
6.625%, 08/15/32 (144A) (a)	647,000	640,272
PBF Holding Co. LLC/PBF Finance Corp.
7.875%, 09/15/30 (144A) (a)	667,000	654,524
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	830,000	814,394
6.250%, 02/01/33 (144A) (a)	1,291,000	1,274,294
7.000%, 01/15/32 (144A)	490,000	497,404
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A)	1,069,000	1,099,013
SM Energy Co.
7.000%, 08/01/32 (144A) (a)	342,000	337,196
Talos Production, Inc.
9.000%, 02/01/29 (144A)	167,000	171,336
9.375%, 02/01/31 (144A)	409,000	416,929
TGNR Intermediate Holdings LLC
5.500%, 10/15/29 (144A) (a)	613,000	572,400
Transocean Aquila Ltd.
8.000%, 09/30/28 (144A)	325,862	333,164
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	376,000	383,662
Transocean, Inc.
8.000%, 02/01/27 (144A)	434,000	433,181
8.250%, 05/15/29 (144A) (a)	1,582,000	1,549,680
8.500%, 05/15/31 (144A) (a)	1,647,000	1,614,680
8.750%, 02/15/30 (144A)	1,261,400	1,300,913
Valaris Ltd.
8.375%, 04/30/30 (144A)	1,886,000	1,905,858
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	49,000	48,990
Var Energi ASA
7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (EUR) (b)	100,000	114,318
Vermilion Energy, Inc.
6.875%, 05/01/30 (144A)	438,000	434,599
Vital Energy, Inc.
7.875%, 04/15/32 (144A) (a)	1,717,000	1,652,090
9.750%, 10/15/30 (a)	672,000	708,505
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	514,000	494,583
		43,327,332
See accompanying notes to financial statements.
BHFTI-99

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	1,726,000	$1,716,799
6.625%, 09/01/32 (144A)	1,250,000	1,248,445
Enerflex Ltd.
9.000%, 10/15/27 (144A)	265,000	275,176
Kodiak Gas Services LLC
7.250%, 02/15/29 (144A)	1,388,000	1,415,825
Oceaneering International, Inc.
6.000%, 02/01/28	196,000	193,328
Star Holding LLC
8.750%, 08/01/31 (144A)	673,000	666,822
TGS ASA
8.500%, 01/15/30 (144A)	350,000	357,828
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, 03/15/29 (144A) (a)	1,125,000	1,144,854
Weatherford International Ltd.
8.625%, 04/30/30 (144A)	707,000	729,864
		7,748,941
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, 09/01/29 (EUR)	200,000	176,594
3.250%, 09/01/28 (144A)	200,000	178,935
4.000%, 09/01/29 (144A) (a)	3,978,000	3,417,074
6.000%, 06/15/27 (144A)	909,000	901,893
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR) †	836,000	775,079
4.125%, 08/15/26 (144A) †	994,000	894,600
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	1,038,000	1,044,881
6.875%, 01/15/30 (144A) (a)	1,801,000	1,813,187
8.750%, 04/15/30 (144A) (a)	1,425,000	1,440,488
Fiber Bidco SpA
6.683%, 3M EURIBOR + 4.000%, 01/15/30 (EUR) (b)	100,000	104,353
Fiber Midco SpA
10.000%, 06/15/29 (EUR) (c)	100,000	107,288
Graphic Packaging International LLC
2.625%, 02/01/29 (EUR)	300,000	296,010
Kleopatra Finco SARL
4.250%, 03/01/26 (EUR)	110,000	104,664
LABL, Inc.
5.875%, 11/01/28 (144A) (a)	294,000	261,925
8.625%, 10/01/31 (144A)	1,014,000	938,032
9.500%, 11/01/28 (144A)	1,199,000	1,200,608
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A) (a)	7,018,000	7,159,834
9.250%, 04/15/27 (144A) (a)	159,000	160,860
OI European Group BV
6.250%, 05/15/28 (EUR)	100,000	107,510
6.250%, 05/15/28 (144A) (EUR)	325,000	349,409
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31 (144A) (a)	360,000	350,359
Sealed Air Corp.
5.000%, 04/15/29 (144A)	165,000	158,794
6.500%, 07/15/32 (144A)	502,000	502,770
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
Trident TPI Holdings, Inc.
12.750%, 12/31/28 (144A)	377,000	$415,865
		22,861,012
Pharmaceuticals — 1.2%
1375209 BC Ltd.
9.000%, 01/30/28 (144A)	817,000	816,348
Bausch Health Cos., Inc.
5.750%, 08/15/27 (144A)	225,000	195,750
6.125%, 02/01/27 (144A)	1,824,000	1,655,280
11.000%, 09/30/28 (144A)	2,340,000	2,223,000
Bayer AG
4.500%, 5Y EUR Swap + 3.751%, 03/25/82 (EUR) (b)	200,000	205,156
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	107,297
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	109,381
Cheplapharm Arzneimittel GmbH
7.500%, 05/15/30 (EUR)	100,000	102,031
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A) (a)	836,000	885,770
Grifols SA
2.250%, 11/15/27 (EUR)	725,000	716,420
7.125%, 05/01/30 (EUR)	100,000	106,453
Gruenenthal GmbH
4.625%, 11/15/31 (EUR)	100,000	104,725
Jazz Securities DAC
4.375%, 01/15/29 (144A) (a)	400,000	377,149
Nidda Healthcare Holding GmbH
6.888%, 3M EURIBOR + 3.750%, 10/23/30 (EUR) (b)	100,000	104,491
7.000%, 02/21/30 (EUR)	149,000	162,524
Option Care Health, Inc.
4.375%, 10/31/29 (144A)	676,000	623,417
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	100,812
4.125%, 04/30/28 (144A)	400,000	375,794
7.875%, 05/15/34 (144A)	400,000	408,944
Rossini SARL
6.558%, 3M EURIBOR + 3.875%, 12/31/29 (EUR) (b)	118,000	123,642
6.750%, 12/31/29 (EUR)	100,000	109,541
Teva Pharmaceutical Finance Netherlands II BV
7.375%, 09/15/29 (EUR)	122,000	145,605
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	513,000	492,940
6.750%, 03/01/28	200,000	204,211
7.875%, 09/15/29	338,000	364,277
8.125%, 09/15/31	750,000	838,244
		11,659,202
Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	546,000	531,708
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, 07/15/29 (144A)	598,000	610,766
7.250%, 07/15/32 (144A)	481,000	494,148
Buckeye Partners LP
5.600%, 10/15/44	215,000	176,218
5.850%, 11/15/43	318,000	275,436
See accompanying notes to financial statements.
BHFTI-100

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Buckeye Partners LP
6.875%, 07/01/29 (144A)	260,000	$263,150
CNX Midstream Partners LP
4.750%, 04/15/30 (144A)	287,000	261,731
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, 06/15/31 (144A) (a)	1,891,000	1,806,147
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	352,000	328,725
4.375%, 06/15/31 (144A)	522,000	476,284
Enbridge, Inc.
7.200%, 5Y H15 + 2.970%, 06/27/54 (b)	430,000	442,011
7.375%, 5Y H15 + 3.122%, 03/15/55 (a) (b)	587,000	609,543
Energy Transfer LP
6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,085,000	1,085,447
7.125%, 5Y H15 + 2.829%, 10/01/54 (b)	829,000	839,941
8.000%, 5Y H15 + 4.020%, 05/15/54 (b)	1,251,000	1,310,983
EQM Midstream Partners LP
4.500%, 01/15/29 (144A)	47,000	44,741
6.375%, 04/01/29 (144A)	922,000	925,102
7.500%, 06/01/30 (144A)	111,000	118,080
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, 02/01/28	595,000	595,711
7.875%, 05/15/32 (a)	1,155,000	1,131,130
8.000%, 05/15/33	982,000	961,016
8.250%, 01/15/29	895,000	903,843
8.875%, 04/15/30	450,000	457,875
Harvest Midstream I LP
7.500%, 05/15/32 (144A)	297,000	302,413
Hess Midstream Operations LP
6.500%, 06/01/29 (144A)	685,000	691,773
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A)	612,000	621,714
8.875%, 07/15/28 (144A)	735,000	771,938
ITT Holdings LLC
6.500%, 08/01/29 (144A) (a)	1,066,000	975,857
Kinetik Holdings LP
5.875%, 06/15/30 (144A)	108,000	106,305
NFE Financing LLC
12.000%, 11/15/29 (144A)	980,642	1,030,184
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, 02/15/29 (144A) (a)	1,366,000	1,383,957
8.375%, 02/15/32 (144A)	2,882,000	2,904,067
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A)	459,000	461,722
Prairie Acquiror LP
9.000%, 08/01/29 (144A) (a)	515,000	530,570
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A)	136,000	129,122
South Bow Canadian Infrastructure Holdings Ltd.
7.625%, 5Y H15 + 3.949%, 03/01/55 (144A) (b)	318,000	326,035
Summit Midstream Holdings LLC
8.625%, 10/31/29 (144A)	366,000	379,593
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A)	545,000	524,143
6.000%, 12/31/30 (144A)	29,000	27,459
6.000%, 09/01/31 (144A)	361,000	340,724
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.375%, 02/15/29 (144A)	1,553,000	$1,557,916
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	344,000	316,039
Venture Global LNG, Inc.
8.375%, 06/01/31 (144A)	1,976,000	2,060,823
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	9,097,000	9,511,314
9.500%, 02/01/29 (144A)	6,192,000	6,843,807
9.875%, 02/01/32 (144A)	3,168,000	3,476,181
		49,923,392
Real Estate — 0.7%
Adler Financing SARL
12.500%, 12/31/28 (EUR) (c)	102,000	109,091
14.000%, 12/31/29 (EUR) (c)	34,000	37,616
ADLER Real Estate GmbH
3.000%, 04/27/26 (EUR)	200,000	197,863
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, 04/15/30 (144A) (a)	1,359,227	1,205,832
CoreLogic, Inc.
4.500%, 05/01/28 (144A)	2,557,000	2,379,332
Cushman & Wakefield U.S. Borrower LLC
6.750%, 05/15/28 (144A)	642,000	642,583
8.875%, 09/01/31 (144A)	883,000	950,622
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	95,933
Heimstaden Bostad Treasury BV
1.375%, 03/03/27 (EUR)	100,000	99,038
Howard Hughes Corp.
4.125%, 02/01/29 (144A)	382,000	352,985
4.375%, 02/01/31 (144A)	308,000	277,306
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC
6.464%, 03/30/32 (GBP)	17,000	22,232
Vivion Investments SARL
6.500%, 08/31/28 (EUR) (c)	118,000	119,443
		6,489,876
Real Estate Investment Trusts — 2.6%
Blackstone Mortgage Trust, Inc.
7.750%, 12/01/29 (144A)	262,000	269,340
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500%, 04/01/27 (144A)	385,000	365,104
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750%, 12/15/27 (144A)	252,000	229,982
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, 06/15/26 (144A) (a)	513,000	497,084
8.000%, 06/15/27 (144A)	550,000	573,056
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/32 (144A)	479,000	440,858
Iron Mountain U.K. PLC
3.875%, 11/15/25 (GBP)	100,000	122,877
See accompanying notes to financial statements.
BHFTI-101

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Iron Mountain, Inc.
5.250%, 07/15/30 (144A)	63,000	$60,137
5.625%, 07/15/32 (144A)	214,000	204,427
6.250%, 01/15/33 (144A) (a)	2,247,000	2,238,026
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750%, 06/15/29 (144A)	178,000	167,840
7.000%, 07/15/31 (144A)	600,000	614,803
MPT Operating Partnership LP/MPT Finance Corp.
2.500%, 03/24/26 (GBP)	1,096,000	1,215,802
3.500%, 03/15/31	2,139,000	1,347,799
4.625%, 08/01/29 (a)	720,000	515,916
5.000%, 10/15/27	120,000	101,170
5.250%, 08/01/26 (a)	100,000	92,064
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, 02/01/30 (144A)	599,000	607,748
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, 10/15/29 (144A)	317,000	312,479
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A)	482,000	455,069
6.500%, 04/01/32 (144A)	1,770,000	1,778,908
RLJ Lodging Trust LP
4.000%, 09/15/29 (144A) (a)	268,000	242,865
SBA Communications Corp.
3.125%, 02/01/29 (a)	1,306,000	1,178,842
Service Properties Trust
8.625%, 11/15/31 (144A) (a)	3,046,000	3,169,631
8.875%, 06/15/32 (a)	1,237,000	1,144,854
Starwood Property Trust, Inc.
6.000%, 04/15/30 (144A)	230,000	225,751
6.500%, 07/01/30 (144A)	442,000	442,555
7.250%, 04/01/29 (144A) (a)	460,000	471,870
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A)	5,923,000	6,315,579
XHR LP
6.625%, 05/15/30 (144A)	297,000	297,975
		25,700,411
Retail — 2.2%
1011778 BC ULC/New Red Finance, Inc.
4.000%, 10/15/30 (144A) (a)	288,000	257,569
4.375%, 01/15/28 (144A) (a)	455,000	434,622
5.625%, 09/15/29 (144A)	508,000	500,391
Afflelou SAS
6.000%, 07/25/29 (EUR)	104,000	112,300
Asbury Automotive Group, Inc.
4.750%, 03/01/30 (a)	57,000	53,309
5.000%, 02/15/32 (144A) (a)	124,000	113,115
B&M European Value Retail SA
6.500%, 11/27/31 (GBP)	100,000	124,226
Beacon Roofing Supply, Inc.
6.500%, 08/01/30 (144A) (a)	483,000	490,027
Bertrand Franchise Finance SAS
6.958%, 3M EURIBOR + 3.750%, 07/18/30 (EUR) (b)	100,000	104,155
Security Description	Principal Amount*	Value
Retail—(Continued)
Bubbles Bidco SPA
6.500%, 09/30/31 (EUR)	100,000	$104,104
6.933%, 3M EURIBOR + 4.250%, 09/30/31 (EUR) (b)	100,000	103,378
Carvana Co.
13.000%, 13.000% PIK, 06/01/30 (144A) (a) (c)	1,981,218	2,175,283
14.000%, 14.000% PIK, 06/01/31 (144A) (c)	2,912,421	3,491,883
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	200,000	259,457
Cougar JV Subsidiary LLC
8.000%, 05/15/32 (144A)	537,000	557,216
Duomo Bidco SpA
7.304%, 3M EURIBOR + 4.125%, 07/15/31 (EUR) (b)	108,000	112,666
eG Global Finance PLC
12.000%, 11/30/28 (144A)	1,206,000	1,348,664
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A) (a)	907,000	840,499
6.750%, 01/15/30 (144A) (a)	364,000	335,799
Fressnapf Holding SE
5.250%, 10/31/31 (EUR)	100,000	106,692
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.500%, 08/15/29 (144A)	320,000	325,651
Group 1 Automotive, Inc.
6.375%, 01/15/30 (144A)	366,000	366,731
GYP Holdings III Corp.
4.625%, 05/01/29 (144A)	582,000	548,917
Ken Garff Automotive LLC
4.875%, 09/15/28 (144A)	144,000	138,281
LCM Investments Holdings II LLC
4.875%, 05/01/29 (144A)	517,000	482,750
8.250%, 08/01/31 (144A) (a)	907,000	940,890
PetSmart, Inc./PetSmart Finance Corp.
7.750%, 02/15/29 (144A) (a)	950,000	918,328
Raising Cane's Restaurants LLC
9.375%, 05/01/29 (144A) (a)	384,000	411,364
Staples, Inc.
10.750%, 09/01/29 (144A)	600,000	590,271
Stonegate Pub Co. Financing PLC
10.750%, 07/31/29 (GBP)	100,000	130,398
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A)	238,000	212,170
White Cap Buyer LLC
6.875%, 10/15/28 (144A) (a)	4,772,000	4,719,166
		21,410,272
Savings & Loans — 0.0%
Nationwide Building Society
7.500%, 5Y UKG + 3.852%, 12/20/30 (GBP) (b)	200,000	251,037
Semiconductors — 0.1%
Entegris, Inc.
4.750%, 04/15/29 (144A) (a)	604,000	578,334
Foundry JV Holdco LLC
6.250%, 01/25/35 (144A)	360,000	362,364
6.400%, 01/25/38 (144A)	320,000	323,331
		1,264,029
See accompanying notes to financial statements.
BHFTI-102

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Software — 5.1%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A) (a)	9,238,000	$8,779,297
Camelot Finance SA
4.500%, 11/01/26 (144A)	289,000	280,836
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A)	1,360,000	1,407,750
Cedacri Mergeco SpA
8.523%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	104,155
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A)	803,000	814,575
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A)	1,189,000	1,174,957
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	2,412,000	2,246,904
4.875%, 07/01/29 (144A) (a)	1,836,000	1,711,540
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A) (a)	7,855,000	7,710,020
8.250%, 06/30/32 (144A)	5,130,000	5,286,724
9.000%, 09/30/29 (144A)	6,853,000	6,957,808
Dun & Bradstreet Corp.
5.000%, 12/15/29 (144A) (a)	1,081,000	1,029,424
Elastic NV
4.125%, 07/15/29 (144A)	637,000	590,541
Ellucian Holdings, Inc.
6.500%, 12/01/29 (144A)	1,291,000	1,291,547
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	533,000	502,955
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.625%, 05/01/28 (144A)	250,000	229,449
7.875%, 05/01/29 (EUR)	100,000	106,304
8.750%, 05/01/29 (144A)	412,000	421,214
Playtika Holding Corp.
4.250%, 03/15/29 (144A)	215,000	194,898
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	694,000	687,346
6.500%, 06/01/32 (144A)	1,890,000	1,906,505
TeamSystem SpA
6.679%, 3M EURIBOR + 3.500%, 07/31/31 (EUR) (b)	100,000	104,103
Twilio, Inc.
3.625%, 03/15/29	187,000	171,976
3.875%, 03/15/31 (a)	350,000	313,899
UKG, Inc.
6.875%, 02/01/31 (144A)	5,903,000	5,988,785
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/29 (144A)	564,000	512,549
		50,526,061
Telecommunications — 5.5%
Altice Financing SA
5.000%, 01/15/28 (144A)	753,000	589,394
5.750%, 08/15/29 (144A)	2,261,000	1,655,148
Altice France SA
5.125%, 01/15/29 (144A)	200,000	150,572
5.125%, 07/15/29 (144A)	2,000,000	1,497,726
5.500%, 10/15/29 (144A)	781,000	584,990
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
British Telecommunications PLC
8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	$133,640
CommScope LLC
4.750%, 09/01/29 (144A) (a)	1,391,000	1,238,925
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A)	1,000,000	910,804
EchoStar Corp.
6.750%, 11/30/30 (a) (c)	3,708,650	3,363,556
10.750%, 11/30/29	3,698,327	3,976,757
Eutelsat SA
1.500%, 10/13/28 (EUR)	100,000	76,912
2.250%, 07/13/27 (EUR)	100,000	87,011
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,753,000	1,713,758
5.875%, 10/15/27 (144A)	734,000	731,673
5.875%, 11/01/29 (a)	113,750	113,119
6.000%, 01/15/30 (144A)	455,000	453,984
8.625%, 03/15/31 (144A)	872,000	927,417
8.750%, 05/15/30 (144A) (a)	3,935,000	4,158,860
Global Switch Finance BV
1.375%, 10/07/30 (EUR)	100,000	97,266
Iliad Holding SASU
5.375%, 04/15/30 (EUR)	100,000	106,537
6.875%, 04/15/31 (EUR)	100,000	111,092
7.000%, 10/15/28 (144A)	742,000	751,921
7.000%, 04/15/32 (144A)	1,672,000	1,680,459
8.500%, 04/15/31 (144A)	1,800,000	1,913,696
Level 3 Financing, Inc.
4.500%, 04/01/30 (144A)	878,183	728,148
4.875%, 06/15/29 (144A)	2,020,000	1,757,400
10.500%, 04/15/29 (144A)	3,021,511	3,367,172
10.500%, 05/15/30 (144A)	2,001,000	2,179,089
10.750%, 12/15/30 (144A)	1,311,240	1,462,887
11.000%, 11/15/29 (144A)	3,618,386	4,070,392
Lorca Telecom Bondco SA
4.000%, 09/18/27 (EUR)	100,000	103,585
5.750%, 04/30/29 (EUR)	136,000	148,267
Lumen Technologies, Inc.
4.125%, 04/15/30 (144A)	509,141	453,545
10.000%, 10/15/32 (144A)	567,420	564,014
Optics Bidco SpA
6.000%, 09/30/34 (144A)	1,632,000	1,566,784
7.200%, 07/18/36 (144A)	1,168,000	1,192,202
Sable International Finance Ltd.
7.125%, 10/15/32 (144A)	1,265,000	1,239,498
SoftBank Group Corp.
3.875%, 07/06/32 (EUR)	200,000	196,850
4.500%, 04/20/25 (EUR)	200,000	207,170
5.375%, 01/08/29 (EUR)	200,000	214,788
Telefonica Europe BV
5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (EUR) (b)	100,000	110,834
6.135%, 7Y EUR Swap + 3.347%, 02/03/30 (EUR) (b)	200,000	223,656
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	116,145
7.125%, 6Y EUR Swap + 4.322%, 08/23/28 (EUR) (b)	100,000	114,114
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A)	332,000	299,377
See accompanying notes to financial statements.
BHFTI-103

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Vmed O2 U.K. Financing I PLC
4.000%, 01/31/29 (GBP)	100,000	$111,419
4.250%, 01/31/31 (144A)	213,000	181,773
4.500%, 07/15/31 (GBP)	134,000	143,011
4.750%, 07/15/31 (144A)	273,000	234,692
5.625%, 04/15/32 (EUR)	100,000	105,533
7.750%, 04/15/32 (144A)	200,000	201,573
Vodafone Group PLC
2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	102,264
3.000%, 5Y EUR Swap + 3.477%, 08/27/80 (EUR) (b)	100,000	97,758
6.500%, 5Y EUR Swap + 3.489%, 08/30/84 (EUR) (b)	125,000	142,300
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, 10/01/31 (144A) (a)	3,008,000	3,106,731
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A)	1,604,000	1,479,303
6.125%, 03/01/28 (144A) (a)	843,000	716,543
Zegona Finance PLC
6.750%, 07/15/29 (EUR)	114,000	125,656
		54,089,690
Transportation — 0.3%
Brightline East LLC
11.000%, 01/31/30 (144A) (a)	584,000	557,358
Edge Finco PLC
8.125%, 08/15/31 (GBP)	140,000	178,990
Genesee & Wyoming, Inc.
6.250%, 04/15/32 (144A)	1,166,000	1,173,030
GN Bondco LLC
9.500%, 10/15/31 (144A)	536,000	564,402
Mobico Group PLC
4.250%, 5Y UKG + 4.135%, 11/26/25 (GBP) (b)	106,000	126,749
Poste Italiane SpA
2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	145,597
Rand Parent LLC
8.500%, 02/15/30 (144A) (a)	482,000	484,643
SGL Group ApS
7.951%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (b)	100,000	104,388
		3,335,157
Trucking & Leasing — 0.9%
Fortress Transportation & Infrastructure Investors LLC
5.500%, 05/01/28 (144A)	1,001,000	979,022
5.875%, 04/15/33 (144A)	2,179,000	2,102,785
7.000%, 05/01/31 (144A)	2,840,000	2,897,206
7.000%, 06/15/32 (144A)	1,530,000	1,560,157
7.875%, 12/01/30 (144A)	1,644,000	1,730,338
		9,269,508
Total Corporate Bonds & Notes (Cost $821,191,351)		827,269,012

Floating Rate Loans (h)—9.8%
Advertising — 0.5%
Clear Channel International BV
2024 CCIBV Fixed Term Loan, 7.500%, 04/01/27	2,939,782	2,903,035
Security Description	Principal Amount*	Value

Advertising—(Continued)
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.471%, 1M TSFR + 4.000%, 08/23/28	1,439,155	$1,451,148
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 9.758%, 3M TSFR + 5.000%, 04/11/29	1,081,725	975,290
		5,329,473
Aerospace/Defense — 0.2%
Air Comm Corporation LLC
2024 Delayed Draw Term Loan, 12/11/31 (i)	64,091	64,332
2024 Term Loan, 7.396%, 3M TSFR + 3.000%, 11/21/31	769,096	771,980
Azorra Soar TLB Finance Ltd.
Term Loan B, 7.859%, 3M TSFR + 3.500%, 10/18/29	274,312	273,284
Barnes Group, Inc.
2024 Term Loan B, 12/10/31 (j)	489,000	490,019
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.607%, 1M TSFR + 2.250%, 10/31/31	525,839	528,984
2024 1st Lien Term Loan B2, 6.607%, 1M TSFR + 2.250%, 10/31/31	199,678	200,872
		2,329,471
Airlines — 0.0%
American Airlines, Inc.
2021 Term Loan, 9.629%, 3M TSFR + 4.750%, 04/20/28	254,637	261,758
Building Materials — 0.2%
Chamberlain Group, Inc.
Term Loan B, 7.707%, 1M TSFR + 3.250%, 11/03/28	209,804	211,266
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.897%, 1M TSFR + 4.500%, 05/15/31	203,490	196,266
EMRLD Borrower LP
2024 Term Loan B, 08/04/31 (j)	218,453	219,647
Hobbs & Associates LLC
Delayed Draw Term Loan, 7.645%, 3M TSFR + 3.250%, 07/23/31	12,587	12,663
Term Loan B, 7.607%, 1M TSFR + 3.250%, 07/23/31	126,181	126,943
Wilsonart LLC
2024 Term Loan B, 8.579%, 3M TSFR + 4.250%, 08/05/31	802,987	806,375
		1,573,160
Chemicals — 0.2%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 12.207%, 1M TSFR + 7.750%, 11/24/28	237,600	233,962
Discovery Purchaser Corp.
Term Loan, 8.946% - 8.967%, 3M TSFR + 4.375%, 10/04/29 (k)	1,455,029	1,465,552
Lonza Group AG
USD Term Loan B, 8.354%, 3M TSFR + 3.925%, 07/03/28	373,022	367,076
Momentive Performance Materials, Inc.
2023 Term Loan, 8.357%, 1M TSFR + 4.000%, 03/29/28	387,169	390,073
		2,456,663
See accompanying notes to financial statements.
BHFTI-104

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Commercial Services — 0.7%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.207%, 1M TSFR + 3.750%, 05/12/28	1,259,795	$1,265,306
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 10/10/31 (i)	21,031	21,206
2024 Term Loan B, 9.303%, 1M TSFR + 4.750%, 10/10/31	182,271	183,781
Crash Champions LLC
2024 Term Loan B, 9.271%, 3M TSFR + 4.750%, 02/23/29	929,330	882,399
Galaxy U.S. Opco, Inc.
Term Loan, 9.335%, 3M TSFR + 4.750%, 04/29/29	339,193	303,365
Nuvei Technologies Corp.
2024 Term Loan B1, 7.444%, 1M TSFR + 3.000%, 11/15/31	916,000	919,053
PG Investment Co. 59 SARL
Term Loan B, 7.329%, 3M TSFR + 3.000%, 03/26/31	404,376	408,167
Raven Acquisition Holdings LLC
Delayed Draw Term Loan, 11/19/31 (i)	50,370	50,559
Term Loan B, 7.607%, 1M TSFR + 3.250%, 11/19/31	711,682	714,351
Veritiv Corp.
Term Loan B, 8.829%, 3M TSFR + 4.500%, 11/30/30	333,163	334,464
Vortex Opco LLC
Second Out Term Loan, 8.693%, 3M TSFR + 4.250%, 12/17/28	269,841	173,710
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 7.607%, 1M TSFR + 3.250%, 01/30/31	1,895,342	1,906,152
		7,162,513
Computers — 0.8%
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.607%, 1M TSFR + 2.250%, 09/29/31	404,706	404,251
Atlas CC Acquisition Corp.
Term Loan B, 9.026%, 3M TSFR + 4.250%, 05/25/28 †	357,666	241,536
Term Loan C, 9.026%, 3M TSFR + 4.250%, 05/25/28 †	72,741	49,123
Clover Holdings 2 LLC
Fixed Term Loan B, 7.750%, 11/01/31	4,617,000	4,628,542
Term Loan B, 8.428%, 3M TSFR + 4.000%, 11/01/31	594,000	601,425
Fortress Intermediate 3, Inc.
Term Loan B, 7.857%, 1M TSFR + 3.500%, 06/27/31	1,696,748	1,704,702
McAfee LLC
2024 USD 1st Lien Term Loan B, 7.370%, 1M TSFR + 3.000%, 03/01/29	250,450	251,077
		7,880,656
Diversified Financial Services — 0.2%
CPI Holdco B LLC
2024 Incremental Term Loan B, 05/17/31 (j)	400,000	400,125
2024 Term Loan, 6.357%, 1M TSFR + 2.000%, 05/19/31	485,700	485,624
Deerfield Dakota Holding LLC
2021 USD 2nd Lien Term Loan, 11.340%, 3M TSFR + 6.750%, 04/07/28	477,289	461,777
Summit Acquisition, Inc.
2024 Term Loan B, 8.079%, 3M TSFR + 3.750%, 10/16/31	296,000	296,000
		1,643,526
Security Description	Principal Amount*	Value

Electric — 0.0%
Talen Energy Supply LLC
2024 Incremental Term Loan B, 7.023%, 3M TSFR + 2.500%, 12/11/31	132,000	$132,536
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
Term Loan B, 8.803%, 3M TSFR + 4.250%, 12/02/31	603,000	603,000
Engineering & Construction — 0.4%
Brand Industrial Services, Inc.
2024 Term Loan B, 9.071%, 3M TSFR + 4.500%, 08/01/30	2,480,108	2,424,305
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.857% - 7.085%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/01/31 (k)	171,141	171,859
Chromalloy Corp.
2024 Term Loan B, 8.354%, 3M TSFR + 3.750%, 03/27/31	826,845	828,912
Construction Partners, Inc.
Term Loan B, 6.845%, 1M TSFR + 2.500%, 11/03/31	391,000	393,444
Cube Industrials Buyer, Inc.
2024 Term Loan, 8.132%, 3M TSFR + 3.500%, 10/17/31	172,000	173,434
		3,991,954
Entertainment — 0.1%
Great Canadian Gaming Corp.
2024 Term Loan B, 9.087%, 3M TSFR + 4.750%, 11/01/29	372,694	372,927
GVC Holdings Ltd.
2024 USD Term Loan B3, 7.079%, 3M TSFR + 2.750%, 10/31/29	157,855	158,521
Motion Finco SARL
2024 USD Term Loan B, 7.829%, 3M TSFR + 3.500%, 11/12/29	234,170	231,926
OVG Business Services LLC
2024 Term Loan B, 7.357%, 1M TSFR + 3.000%, 06/25/31	32,776	32,858
UFC Holdings LLC
2024 Term Loan B, 6.770%, 3M TSFR + 2.250%, 11/21/31	348,000	350,548
		1,146,780
Environmental Control — 0.0%
Tidal Waste & Recycling Holdings LLC
Term Loan B, 7.829%, 3M TSFR + 3.500%, 10/03/31	368,000	370,185
Healthcare-Products — 0.3%
Bausch & Lomb Corp.
2023 Incremental Term Loan, 8.329%, 3M TSFR + 4.000%, 09/29/28	560,900	563,634
Term Loan, 7.689%, 1M TSFR + 3.250%, 05/10/27	1,344,329	1,351,134
Medline Borrower LP
2024 USD Add-on Term Loan B, 6.607%, 1M TSFR + 2.250%, 10/23/28	274,472	276,085
Sotera Health Holdings LLC
2024 Term Loan B, 7.835%, 3M TSFR + 3.250%, 05/30/31	505,733	508,261
		2,699,114
Healthcare-Services — 0.4%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.406%, 3M TSFR + 3.750%, 05/17/31	836,793	840,820
See accompanying notes to financial statements.
BHFTI-105

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
LifePoint Health, Inc.
2024 Incremental Term Loan B1, 7.965%, 3M TSFR + 3.500%, 05/17/31	407,810	$409,314
Quorum Health Corp.
2020 Term Loan, 13.026%, 3M TSFR + 8.250%, 04/29/25	610,092	482,735
Star Parent, Inc.
Term Loan B, 8.329%, 3M TSFR + 4.000%, 09/27/30	1,827,025	1,786,259
		3,519,128
Holding Companies-Diversified — 0.0%
Forward Air Corp.
Term Loan B, 9.085%, 3M TSFR + 4.500%, 12/19/30	527,609	530,536
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
2024 Term Loan B, 6.810%, 1M TSFR + 2.500%, 10/24/31	456,000	457,805
Housewares — 0.2%
Hunter Douglas, Inc.
USD Term Loan B1, 8.021%, 3M TSFR + 3.500%, 02/26/29	586,950	587,684
Springs Windows Fashions LLC
2024 First Lien Second Out TL A2, 8.471%, 1M TSFR + 4.000%, 10/06/28	1,075,376	967,839
2024 FLFO A1 Term Loan, 12/19/29 (j)	111,807	112,645
2024 FLFO Delayed Draw Term Loan, 12/19/29 (j)	149,076	150,194
		1,818,362
Insurance — 0.3%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.106%, 1M TSFR + 2.750%, 09/19/31	99,688	100,087
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.857%, 1M TSFR + 3.500%, 02/14/31	160,793	161,312
Truist Insurance Holdings LLC
2024 Term Loan B, 7.079%, 1M TSFR + 2.750%, 05/06/31	655,959	658,693
2nd Lien Term Loan, 9.079%, 3M TSFR + 4.750%, 05/06/32	1,763,106	1,812,326
		2,732,418
Internet — 0.3%
MH Sub I LLC
2023 Term Loan, 8.607%, 1M TSFR + 4.250%, 05/03/28	884,815	886,905
2024 Term Loan B4, 8.607%, 1M TSFR + 4.250%, 12/11/31	597,296	593,001
PUG LLC
2024 Extended Term Loan B, 9.107%, 1M TSFR + 4.750%, 03/15/30	1,679,663	1,685,961
Speedster Bidco GmbH
2024 USD Term Loan B, 10/17/31 (j)	327,000	328,482
		3,494,349
Leisure Time — 0.2%
City Football Group Ltd.
2024 Term Loan, 7.471%, 1M TSFR + 3.000%, 07/22/30	482,666	482,364
Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Life Time Fitness, Inc.
2024 Term Loan B, 7.025%, 1M TSFR + 2.500%, 11/05/31	662,000	$665,448
Sabre GLBL, Inc.
2021 Term Loan B1, 7.971%, 1M TSFR + 3.500%, 12/17/27	51,753	50,265
2021 Term Loan B2, 7.971%, 1M TSFR + 3.500%, 12/17/27	29,598	28,858
2022 Term Loan B, 06/30/28 (j)	15,915	15,557
2024 Term Loan B1, 10.457%, 1M TSFR + 6.000%, 11/15/29	255,486	254,847
2024 Term Loan B2, 10.457%, 1M TSFR + 6.000%, 11/15/29	71,958	70,519
		1,567,858
Machinery-Diversified — 0.3%
GrafTech Finance, Inc.
2024 Delayed Draw Term Loan, 11/08/29 † (f) (g) (i)	158,973	154,602
2024 Term Loan, 10.329%, 3M TSFR + 6.000%, 11/11/29 †	278,204	264,983
Titan Acquisition Ltd.
2024 Term Loan B, 8.785%, 6M TSFR + 4.500%, 02/15/29	2,482,293	2,504,787
		2,924,372
Media — 0.2%
CSC Holdings LLC
2019 Term Loan B5, 7.190%, 6M TSFR + 2.500%, 04/15/27 †	471,476	436,852
2022 Term Loan B6, 8.897%, 1M TSFR + 4.500%, 01/18/28 †	522,189	512,561
Gray Television, Inc.
2024 Term Loan B, 9.803%, 1M TSFR + 5.250%, 06/04/29	57,288	54,375
Radiate Holdco LLC
2021 Term Loan B, 7.721%, 1M TSFR + 3.250%, 09/25/26 †	563,518	494,588
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.762%, 1M TSFR + 3.250%, 01/31/29	200,000	199,042
		1,697,418
Oil & Gas Services — 0.1%
Star Holding LLC
2024 1st Lien Term Loan B, 8.857%, 1M TSFR + 4.500%, 07/31/31	941,640	940,757
Packaging & Containers — 0.0%
LABL, Inc.
2021 USD 1st Lien Term Loan, 9.457%, 1M TSFR + 5.000%, 10/29/28	360,733	349,611
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC
2023 Term Loan B, 9.857%, 1M TSFR + 5.500%, 05/04/28	76,227	78,545
Bausch Health Cos., Inc.
2022 Term Loan B, 9.707%, 1M TSFR + 5.250%, 02/01/27	1,422,579	1,392,349
Endo Luxembourg Finance Co. I SARL
2024 1st Lien Term Loan, 8.357%, 1M TSFR + 4.000%, 04/23/31	1,191,015	1,200,394
See accompanying notes to financial statements.
BHFTI-106

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Gainwell Acquisition Corp.
Term Loan B, 8.429%, 3M TSFR + 4.000%, 10/01/27	965,860	$938,293
		3,609,581
Pipelines — 0.0%
EPIC Crude Services LP
2024 Term Loan B, 7.656%, 3M TSFR + 3.000%, 10/15/31 †	270,000	272,510
Real Estate — 0.1%
CoreLogic, Inc.
2nd Lien Term Loan, 10.971%, 1M TSFR + 6.500%, 06/04/29	524,226	512,103
Term Loan, 7.971%, 1M TSFR + 3.500%, 06/02/28	331,995	328,104
		840,207
Retail — 0.4%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 6.107%, 1M TSFR + 1.750%, 09/20/30	403,792	402,866
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 8.923%, 1M TSFR + 4.000%, 01/29/31	1,147,641	1,133,009
Gulfside Supply, Inc.
Term Loan B, 7.326%, 3M TSFR + 3.000%, 06/17/31	142,793	143,745
PetSmart, Inc.
2021 Term Loan B, 8.207%, 1M TSFR + 3.750%, 02/11/28	721,800	720,145
White Cap Buyer LLC
2024 Term Loan B, 7.607%, 1M TSFR + 3.250%, 10/19/29	1,220,795	1,224,547
		3,624,312
Software — 2.4%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 9.579%, 3M TSFR + 5.250%, 02/23/32	411,637	424,201
Ascend Learning LLC
2021 2nd Lien Term Loan, 10.207%, 1M TSFR + 5.750%, 12/10/29	345,000	343,006
2021 Term Loan, 7.957%, 1M TSFR + 3.500%, 12/11/28	283,427	285,274
Athenahealth Group, Inc.
2022 Term Loan B, 7.607%, 1M TSFR + 3.250%, 02/15/29	3,605,914	3,623,298
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, 10.335%, 3M TSFR + 5.750%, 07/30/32	558,000	550,467
2024 USD Term Loan B, 8.335%, 3M TSFR + 3.750%, 07/30/31	1,133,243	1,144,281
Central Parent, Inc.
2024 Term Loan B, 7.579%, 3M TSFR + 3.250%, 07/06/29	600,040	592,878
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.829%, 3M TSFR + 3.500%, 03/30/29	355,525	357,102
2024 USD Term Loan, 8.079%, 3M TSFR + 3.750%, 03/21/31	1,791,175	1,800,317
Cloudera, Inc.
2021 Second Lien Term Loan, 10.457%, 1M TSFR + 6.000%, 10/08/29	941,564	926,852
2021 Term Loan, 8.207%, 1M TSFR + 3.750%, 10/08/28	263,644	264,056
Security Description	Principal Amount*	Value

Software—(Continued)
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/18/27	44,863	$44,975
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	7,136,500	7,190,024
Instructure Holdings, Inc.
2024 Term Loan, 7.516%, 3M TSFR + 3.000%, 11/13/31	355,000	356,686
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.607%, 1M TSFR + 3.250%, 06/17/31	739,147	740,701
Modena Buyer LLC
Term Loan, 8.857%, 1M TSFR + 4.500%, 07/01/31	943,000	915,653
Polaris Newco LLC
USD Term Loan B, 8.847%, 3M TSFR + 4.000%, 06/02/28	544,829	546,475
Press Ganey Holdings, Inc.
2024 1st Lien Term Loan B, 7.607%, 1M TSFR + 3.250%, 04/30/31	199,500	200,279
Project Alpha Intermediate Holding, Inc.
2024 Add-on Term Loan B, 10/28/30 (j)	208,000	209,592
Project Boost Purchaser LLC
2024 Term Loan, 8.147%, 3M TSFR + 3.500%, 07/16/31	71,653	72,252
RealPage, Inc.
2024 Incremental Term Loan, 8.079%, 3M TSFR + 3.750%, 04/24/28	399,000	401,244
Sophia LP
2024 1st Lien Term Loan B, 7.357%, 1M TSFR + 3.000%, 10/09/29	52,428	52,854
2024 2nd Lien Term Loan, 9.107%, 1M TSFR + 4.750%, 11/15/32	1,743,000	1,774,810
UKG, Inc.
2024 Term Loan B, 7.617%, 3M TSFR + 3.000%, 02/10/31	291,429	293,896
Veritas U.S., Inc.
2024 Priority Term Loan, 19.000%, PRIME + 11.500%, 12/09/29	99,725	99,413
		23,210,586
Telecommunications — 0.7%
Altice France SA
2023 USD Term Loan B14, 10.147%, 3M TSFR + 5.500%, 08/15/28	281,057	228,797
Delta TopCo, Inc.
2024 2nd Lien Term Loan, 9.948%, 6M TSFR + 5.250%, 11/29/30	159,000	161,624
2024 Term Loan, 7.884%, 6M TSFR + 3.500%, 11/30/29	553	558
Digicel International Finance Ltd.
2024 Term Loan, 11.335%, 3M TSFR + 6.750%, 05/25/27	1,597,707	1,557,765
Frontier Communications Corp.
2024 Term Loan B, 8.763%, 3M TSFR + 3.500%, 07/01/31	201,495	203,888
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 10.917%, 1M TSFR + 6.560%, 04/15/29	158,917	162,393
2024 Extended Term Loan B2, 10.917%, 1M TSFR + 6.560%, 04/15/30	160,083	163,425
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.821%, 1M TSFR + 2.350%, 04/15/29	524,458	493,865
2024 Extended Term Loan B2, 04/15/30 (j)	273,307	255,542
See accompanying notes to financial statements.
BHFTI-107

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Lumen Technologies, Inc.
2024 Term Loan A, 10.357%, 1M TSFR + 6.000%, 06/01/28	133,063	$133,645
Windstream Services LLC
2024 Term Loan B, 9.207%, 1M TSFR + 4.750%, 10/01/31	312,000	315,120
Zayo Group Holdings, Inc.
USD Term Loan, 7.471%, 1M TSFR + 3.000%, 03/09/27	3,043,221	2,853,564
		6,530,186
Transportation — 0.1%
Genesee & Wyoming, Inc.
2024 Term Loan B, 6.079%, 3M TSFR + 1.750%, 04/10/31	610,657	610,705
Total Floating Rate Loans (Cost $95,862,092)		96,311,490

Convertible Bonds—1.5%
Commercial Services — 0.2%
Global Payments, Inc.
1.500%, 03/01/31 (144A) (a)	1,477,000	1,445,983
Nexi SpA
Zero Coupon, 02/24/28 (EUR)	100,000	91,544
Worldline SA
Zero Coupon, 07/30/26 (EUR)	158,600	157,714
		1,695,241
Electric — 0.2%
FirstEnergy Corp.
4.000%, 05/01/26	1,578,000	1,583,523
PG&E Corp.
4.250%, 12/01/27	535,000	580,207
		2,163,730
Energy-Alternate Sources — 0.3%
NextEra Energy Partners LP
Zero Coupon, 11/15/25 (144A) (a)	2,352,000	2,210,880
2.500%, 06/15/26 (144A)	549,000	516,093
		2,726,973
Engineering & Construction — 0.0%
Cellnex Telecom SA
0.750%, 11/20/31 (EUR)	100,000	91,055
2.125%, 08/11/30 (EUR)	200,000	217,457
		308,512
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28 (144A)	706,000	691,880
Household Products/Wares — 0.1%
Spectrum Brands, Inc.
3.375%, 06/01/29 (144A)	514,000	501,818
Security Description	Principal Amount*/ Shares	Value

Internet — 0.1%
Uber Technologies, Inc.
Zero Coupon, 12/15/25	185,000	$186,480
0.875%, 12/01/28	1,058,000	1,163,800
		1,350,280
Lodging — 0.0%
Wynn Macau Ltd.
4.500%, 03/07/29 (144A)	200,000	199,698
Media — 0.1%
Cable One, Inc.
Zero Coupon, 03/15/26	230,000	213,440
1.125%, 03/15/28	818,000	672,805
		886,245
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	216,000	222,480
Pebblebrook Hotel Trust
1.750%, 12/15/26	36,000	33,430
		255,910
Semiconductors — 0.2%
MKS Instruments, Inc.
1.250%, 06/01/30 (144A) (a)	1,157,000	1,119,976
ON Semiconductor Corp.
0.500%, 03/01/29	542,000	510,293
		1,630,269
Software — 0.2%
Nutanix, Inc.
0.500%, 12/15/29 (144A)	255,000	252,068
Snowflake, Inc.
Zero Coupon, 10/01/27 (144A)	754,000	886,314
Zero Coupon, 10/01/29 (144A)	993,000	1,177,698
		2,316,080
Total Convertible Bonds (Cost $14,762,543)		14,726,636

Common Stocks—0.4%
Aerospace & Defense — 0.1%
Boeing Co. (l)	4,183	740,391
Building Products — 0.0%
JELD-WEN Holding, Inc. (l)	34,708	284,258
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc. (a) (l)	1,095	1,226
IT Services — 0.0%
Atos SE (l)	10,690,937	29,474
Life Sciences Tools & Services — 0.1%
Avantor, Inc. (l)	36,080	760,206
See accompanying notes to financial statements.
BHFTI-108

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Metals & Mining — 0.1%
Constellium SE (l)	82,377	$846,013
Real Estate Management & Development — 0.0%
ADLER Group SA (f) (g) (l)	66,810	0
Specialized REITs — 0.1%
VICI Properties, Inc.	40,081	1,170,766
Total Common Stocks (Cost $4,305,586)		3,832,334

Convertible Preferred Stocks—0.3%
Aerospace & Defense — 0.3%
Boeing Co., 6.000%, 10/15/27	42,150	2,566,514
Electric Utilities — 0.0%
PG&E Corp.- Series A, 6.000%, 12/01/27	3,900	194,181
IT Services — 0.0%
Cohesity Global, Inc. - Series G (l)	1,305	26,100
Cohesity Global, Inc. - Series G-1 (l)	902	18,040
		44,140
Total Convertible Preferred Stocks (Cost $2,424,285)		2,804,835

Escrow Shares—0.0%
Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc. (l) (Cost $0)	2,229,000	1,560

Warrants—0.0%
IT Services — 0.0%
Atos SE, Expires 12/20/27 (l) (Cost $0)	1,895,711	0

Short-Term Investments—1.9%
Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $19,141,101; collateralized by U.S. Treasury Note at 4.375%, maturing 12/15/26, with a market value of $19,520,487	19,137,645	19,137,645
Total Short-Term Investments (Cost $19,137,645)		19,137,645

Securities Lending Reinvestments (m)—8.7%
Certificates of Deposit—0.5%
Bank of America NA
4.650%, SOFR + 0.190%, 01/03/25 (b)	1,000,000	1,000,000
5.410%, 01/03/25	1,000,000	1,000,082
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (b)	1,000,000	$1,000,000
4.810%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	999,998
Sumitomo Mitsui Banking Corp.
4.590%, SOFR + 0.220%, 01/21/25 (b)	1,000,000	1,000,022
		5,000,102
Repurchase Agreements—5.4%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $1,300,321; collateralized by various Common Stock with an aggregate market value of $1,447,561	1,300,000	1,300,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $8,502,106; collateralized by various Common Stock with an aggregate market value of $9,464,822	8,500,000	8,500,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $6,001,503; collateralized by various Common Stock with an aggregate market value of $6,681,051	6,000,000	6,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $10,002,278; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $5,173,925; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $5,276,114	5,172,661	5,172,661
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $6,005,203; collateralized by various Common Stock with an aggregate market value of $6,692,278	6,000,000	6,000,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $6,001,507; collateralized by various Common Stock with an aggregate market value of $6,692,639	6,000,000	6,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $3,013,417; collateralized by various Common Stock with an aggregate market value of $3,333,759	3,000,000	3,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $3,000,738; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $3,060,753	3,000,000	3,000,000
See accompanying notes to financial statements.
BHFTI-109

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (m)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $4,000,984; collateralized by various Common Stock with an aggregate market value of $4,401,083	4,000,000	$4,000,000
		52,972,661
Time Deposit—0.4%
First Abu Dhabi Bank USA NV
4.320%, 01/02/25	4,000,000	4,000,000

Mutual Funds—2.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (n)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (n)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (n)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (n)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (n)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (n)	2,000,000	2,000,000
		24,000,000
Total Securities Lending Reinvestments (Cost $85,972,661)		85,972,763
Total Investments—106.8% (Cost $1,043,656,163)		1,050,056,275
Unfunded Loan Commitments—(0.0)% (Cost $(297,771))		(297,771)
Net Investments—106.8% (Cost $1,043,358,392)		1,049,758,504
Other assets and liabilities (net)—(6.8)%		(66,955,200)
Net Assets—100.0%		$982,803,304

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was
$13,154,130, which is 1.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $96,176,457 and the collateral received consisted of cash in the amount of $85,972,661 and non-cash collateral with a value of $13,881,663. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(j)	This loan will settle after December 31, 2024, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of December 31, 2024.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(n)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$731,264,492, which is 74.4% of net assets.

See accompanying notes to financial statements.
BHFTI-110

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 08/15/26	03/28/23-04/30/24	USD	994,000	$912,330	$894,600
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 08/15/26	03/31/23-02/26/24	EUR	836,000	857,321	775,079
Atlas CC Acquisition Corp., 9.026%, 05/25/28	04/10/24-05/06/24	USD	357,666	333,688	241,536
Atlas CC Acquisition Corp., 9.026%, 05/25/28	04/10/24-05/06/24	USD	72,741	67,864	49,123
CSC Holdings LLC, 11.750%, 01/31/29	01/18/24-11/06/24	USD	3,567,000	3,542,467	3,522,684
CSC Holdings LLC, 11.250%, 05/15/28	08/03/23-12/12/23	USD	1,833,000	1,811,654	1,809,011
CSC Holdings LLC, 8.897%, 01/18/28	04/11/24-05/03/24	USD	522,189	504,203	512,561
CSC Holdings LLC, 7.190%, 04/15/27	05/01/24-05/03/24	USD	471,476	415,111	436,852
CSC Holdings LLC, 5.500%, 04/15/27	04/12/23	USD	200,000	180,811	179,000
CSC Holdings LLC, 5.375%, 02/01/28	08/15/24-09/04/24	USD	400,000	316,239	345,083
CSC Holdings LLC, 4.500%, 11/15/31	09/17/24-09/18/24	USD	400,000	287,023	288,012
CSC Holdings LLC, 4.125%, 12/01/30	09/18/24-11/05/24	USD	400,000	298,341	287,345
CSC Holdings LLC, 3.375%, 02/15/31	09/17/24-10/29/24	USD	1,006,000	721,311	705,621
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	USD	277,000	277,000	288,605
EPIC Crude Services LP, 7.656%, 10/15/31	10/09/24	USD	270,000	268,688	272,510
GrafTech Finance, Inc., 10.329%, 11/11/29	12/27/24	USD	278,204	264,990	264,983
GrafTech Finance, Inc., Zero Coupon, 11/08/29	11/13/24	USD	158,973	158,974	154,602
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29	06/21/23-08/08/23	USD	384,000	376,168	362,880
New Home Co., Inc., 9.250%, 10/01/29	03/27/24	USD	604,000	604,000	635,670
Radiate Holdco LLC, 7.721%, 09/25/26	08/21/23-12/14/23	USD	563,518	503,639	494,588
Radiate Holdco LLC/Radiate Finance, Inc., 4.500%, 09/15/26	06/25/21-11/15/23	USD	726,000	683,624	633,785
					$13,154,130
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$624,599,795	$0	$588,888,918
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stock	$(460)	$—	$—	$—	$(460)
Corporate Bonds & Notes	(82,462,241)	—	—	—	(82,462,241)
Convertible Bonds	(3,509,960)	—	—	—	(3,509,960)
Total Borrowings	$(85,972,661)	$—	$—	$—	$(85,972,661)
Gross amount of recognized liabilities for securities lending transactions					$(85,972,661)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	163,000	DBAG	03/19/25	USD	169,458	$53
EUR	293,000	RBC	03/19/25	USD	308,081	3,567
EUR	163,507	SCB	03/19/25	USD	172,497	2,565
EUR	1,132,542	SCB	03/19/25	USD	1,194,812	17,765
EUR	64,000	TDB	03/19/25	USD	67,670	1,155
See accompanying notes to financial statements.
BHFTI-111

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	217,000	TDB	03/19/25	USD	228,978	$3,451
EUR	1,134,558	TDB	03/19/25	USD	1,196,939	17,797
EUR	7,858,602	TDB	03/19/25	USD	8,290,689	123,270
EUR	15,717,791	UBSA	03/19/25	USD	16,568,438	232,992
GBP	4,485,000	CIBC	03/19/25	USD	5,677,929	66,366
GBP	149,000	UBSA	03/19/25	USD	189,607	3,180
Net Unrealized Appreciation						$472,161
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	03/31/25	105	USD	11,161,992	$(75,347)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	03/20/25	(8)	USD	(910,750)	21,276
Net Unrealized Depreciation					$(54,071)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.43.V1	5.000%	Quarterly	12/20/29	3.118%	USD	9,000,000	$694,557	$629,126	$65,431
ITRX.EUR.XOVER.42.V1	(5.000%)	Quarterly	12/20/29	3.121%	EUR	248,000	20,259	22,977	(2,718)
Totals							$714,816	$652,103	$62,713
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/20/27	BBP	3.152%	EUR	1,762	$89	$(219)	$308
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/20/27	BBP	3.152%	EUR	4,952	250	(617)	867
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/20/27	CBNA	3.152%	EUR	1,437	73	(184)	257
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/20/27	JPMC	3.152%	EUR	1,849	93	(238)	331
CMA CGM SA 5.500%, due 07/15/29	5.000%	Quarterly	06/20/27	MSIP	1.015%	EUR	77,000	7,611	9,656	(2,045)
Forvia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/20/29	BBP	3.395%	EUR	55,000	3,617	6,489	(2,872)
Rolls Royce PLC 3.375%, due 06/18/26	1.000%	Quarterly	06/20/25	CBNA	0.152%	EUR	10,755	44	(224)	268
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	12/20/25	JPMC	1.109%	EUR	30,000	1,163	1,134	29
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	06/20/29	JPMC	3.655%	EUR	13,167	723	444	279
See accompanying notes to financial statements.
BHFTI-112

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	06/20/29	JPMC	3.655%	EUR	20,833	$1,144	$675	$469
Totals								$14,807	$16,916	$(2,109)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	03/20/25	MSIP	Markit iBoxx USD Liquid High Yield Index	USD	16,951,000	$950,938	$(53)	$950,991
Pay	3M SOFR	Quarterly	09/20/25	MSIP	Markit iBoxx USD Liquid High Yield Index	USD	19,179,000	(195,038)	975	(196,013)
Pay	3M SOFR	Quarterly	09/20/25	MSIP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,639,000	23,013	437	22,576
Totals								$778,913	$1,359	$777,554

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$988,758	OTC swap contracts at market value (a)	$195,038
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	65,431	Unrealized depreciation on centrally cleared swap contracts (b) (c)	2,718
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	472,161
Interest Rate	Unrealized appreciation on futures contracts (c) (d)	21,276	Unrealized depreciation on futures contracts (c) (d)	75,347
Total		$1,547,626		$273,103

(a)	Excludes OTC swap interest receivable of $359 and OTC swap interest payable of $66,621.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
See accompanying notes to financial statements.
BHFTI-113

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$3,956	$—	$—	$3,956
Canadian Imperial Bank of Commerce	66,366	—	—	66,366
Citibank NA	117	—	(117)	—
Deutsche Bank AG	53	—	—	53
JPMorgan Chase Bank NA	3,123	—	(3,123)	—
Morgan Stanley & Co. International PLC	981,562	(195,038)	(700,000)	86,524
Royal Bank of Canada	3,567	—	—	3,567
Standard Chartered Bank	20,330	—	—	20,330
Toronto Dominion Bank	145,673	—	—	145,673
UBS AG	236,172	—	—	236,172
	$1,460,919	$(195,038)	$(703,240)	$562,641
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Morgan Stanley & Co. International PLC	$195,038	$(195,038)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(1,265)	$—	$(233,691)	$—	$(234,956)
Forward foreign currency transactions	—	—	—	1,760,708	1,760,708
Futures contracts	(225,962)	—	(391,335)	—	(617,297)
Swap contracts	—	1,521,601	—	—	1,521,601
Written options	610	—	65,081	—	65,691
	$(226,617)	$1,521,601	$(559,945)	$1,760,708	$2,495,747

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$—	$—	$86,969	$—	$86,969
Forward foreign currency transactions	—	—	—	700,338	700,338
Futures contracts	(367,404)	—	—	—	(367,404)
Swap contracts	—	434,785	—	—	434,785
Written options	—	—	(26,927)	—	(26,927)
	$(367,404)	$434,785	$60,042	$700,338	$827,761
See accompanying notes to financial statements.
BHFTI-114

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$24,767
Forward foreign currency transactions	31,781,005
Futures contracts long	12,347,526
Futures contracts short	(1,765,109)
Swap contracts	41,325,899
Written options	(24,767)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$12,151,624	$—	$12,151,624
Aerospace/Defense	—	26,182,679	—	26,182,679
Agriculture	—	635,171	—	635,171
Airlines	—	2,864,402	—	2,864,402
Apparel	—	1,000,906	—	1,000,906
Auto Manufacturers	—	1,533,428	—	1,533,428
Auto Parts & Equipment	—	10,213,174	—	10,213,174
Banks	—	25,949,310	—	25,949,310
Biotechnology	—	119,276	—	119,276
Building Materials	—	17,873,824	—	17,873,824
Chemicals	—	22,545,462	—	22,545,462
Commercial Services	—	50,025,263	—	50,025,263
Computers	—	8,106,248	—	8,106,248
Cosmetics/Personal Care	—	1,006,436	—	1,006,436
Distribution/Wholesale	—	3,576,585	—	3,576,585
Diversified Financial Services	—	22,667,413	—	22,667,413
Electric	—	20,535,407	—	20,535,407
Electrical Components & Equipment	—	105,918	—	105,918
Electronics	—	4,108,346	—	4,108,346
Engineering & Construction	—	5,477,668	—	5,477,668
Entertainment	—	21,238,728	—	21,238,728
Environmental Control	—	11,765,776	—	11,765,776
Food	—	17,433,978	—	17,433,978
Food Service	—	563,079	—	563,079
Forest Products & Paper	—	550,897	—	550,897
Gas	—	689,980	—	689,980
Hand/Machine Tools	—	309,997	—	309,997
Healthcare-Products	—	9,839,064	—	9,839,064
Healthcare-Services	—	24,356,125	—	24,356,125
Holding Companies-Diversified	—	305,882	—	305,882
Home Builders	—	6,686,536	—	6,686,536
Home Furnishings	—	414,563	—	414,563
Household Products/Wares	—	630,097	—	630,097
Housewares	—	1,734,028	—	1,734,028
Insurance	—	56,385,174	—	56,385,174
Internet	—	7,002,164	—	7,002,164
Investment Companies	—	14,981,841	—	14,981,841
Iron/Steel	—	5,370,754	—	5,370,754
IT Services	—	959,867	—	959,867
Leisure Time	—	14,649,594	—	14,649,594
Lodging	—	11,887,324	—	11,887,324
Machinery-Construction & Mining	—	1,331,183	—	1,331,183
Machinery-Diversified	—	10,788,345	—	10,788,345
Media	—	44,886,606	—	44,886,606
Metal Fabricate/Hardware	—	1,188,715	—	1,188,715
See accompanying notes to financial statements.
BHFTI-115

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mining	$—	$16,468,775	$—	$16,468,775
Office/Business Equipment	—	315,480	—	315,480
Oil & Gas	—	43,327,332	—	43,327,332
Oil & Gas Services	—	7,748,941	—	7,748,941
Packaging & Containers	—	22,861,012	—	22,861,012
Pharmaceuticals	—	11,659,202	—	11,659,202
Pipelines	—	49,923,392	—	49,923,392
Real Estate	—	6,489,876	0	6,489,876
Real Estate Investment Trusts	—	25,700,411	—	25,700,411
Retail	—	21,410,272	—	21,410,272
Savings & Loans	—	251,037	—	251,037
Semiconductors	—	1,264,029	—	1,264,029
Software	—	50,526,061	—	50,526,061
Telecommunications	—	54,089,690	—	54,089,690
Transportation	—	3,335,157	—	3,335,157
Trucking & Leasing	—	9,269,508	—	9,269,508
Total Corporate Bonds & Notes	—	827,269,012	0	827,269,012
Floating Rate Loans
Advertising	—	5,329,473	—	5,329,473
Aerospace/Defense (Less Unfunded Loan Commitments of $67,395)	—	2,262,076	—	2,262,076
Airlines	—	261,758	—	261,758
Building Materials	—	1,573,160	—	1,573,160
Chemicals	—	2,456,663	—	2,456,663
Commercial Services (Less Unfunded Loan Commitments of $71,402)	—	7,091,111	—	7,091,111
Computers	—	7,880,656	—	7,880,656
Diversified Financial Services	—	1,643,526	—	1,643,526
Electric	—	132,536	—	132,536
Electronics	—	603,000	—	603,000
Engineering & Construction	—	3,991,954	—	3,991,954
Entertainment	—	1,146,780	—	1,146,780
Environmental Control	—	370,185	—	370,185
Healthcare-Products	—	2,699,114	—	2,699,114
Healthcare-Services	—	3,519,128	—	3,519,128
Holding Companies-Diversified	—	530,536	—	530,536
Home Furnishings	—	457,805	—	457,805
Housewares	—	1,818,362	—	1,818,362
Insurance	—	2,732,418	—	2,732,418
Internet	—	3,494,349	—	3,494,349
Leisure Time	—	1,567,858	—	1,567,858
Machinery-Diversified (Less Unfunded Loan Commitments of $158,974)	—	2,765,398	0	2,765,398
Media	—	1,697,418	—	1,697,418
Oil & Gas Services	—	940,757	—	940,757
Packaging & Containers	—	349,611	—	349,611
Pharmaceuticals	—	3,609,581	—	3,609,581
Pipelines	—	272,510	—	272,510
Real Estate	—	840,207	—	840,207
Retail	—	3,624,312	—	3,624,312
Software	—	23,210,586	—	23,210,586
Telecommunications	—	6,530,186	—	6,530,186
Transportation	—	610,705	—	610,705
Total Floating Rate Loans (Less Unfunded Loan Commitments of $297,771)	—	96,013,719	0	96,013,719
Total Convertible Bonds*	—	14,726,636	—	14,726,636
Common Stocks
Aerospace & Defense	740,391	—	—	740,391
Building Products	284,258	—	—	284,258
Energy Equipment & Services	1,226	—	—	1,226
IT Services	—	29,474	—	29,474
Life Sciences Tools & Services	760,206	—	—	760,206
Metals & Mining	846,013	—	—	846,013
Real Estate Management & Development	—	—	0	0
Specialized REITs	1,170,766	—	—	1,170,766
Total Common Stocks	3,802,860	29,474	0	3,832,334
See accompanying notes to financial statements.
BHFTI-116

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Aerospace & Defense	$2,566,514	$—	$—	$2,566,514
Electric Utilities	194,181	—	—	194,181
IT Services	—	44,140	—	44,140
Total Convertible Preferred Stocks	2,760,695	44,140	—	2,804,835
Total Escrow Shares*	—	1,560	—	1,560
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	19,137,645	—	19,137,645
Securities Lending Reinvestments
Certificates of Deposit	—	5,000,102	—	5,000,102
Repurchase Agreements	—	52,972,661	—	52,972,661
Time Deposit	—	4,000,000	—	4,000,000
Mutual Funds	24,000,000	—	—	24,000,000
Total Securities Lending Reinvestments	24,000,000	61,972,763	—	85,972,763
Total Net Investments	$30,563,555	$1,019,194,949	$0	$1,049,758,504
Collateral for Securities Loaned (Liability)	$—	$(85,972,661)	$—	$(85,972,661)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$472,161	$—	$472,161
Total Forward Contracts	$—	$472,161	$—	$472,161
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$21,276	$—	$—	$21,276
Futures Contracts (Unrealized Depreciation)	(75,347)	—	—	(75,347)
Total Futures Contracts	$(54,071)	$—	$—	$(54,071)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$65,431	$—	$65,431
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,718)	—	(2,718)
Total Centrally Cleared Swap Contracts	$—	$62,713	$—	$62,713
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$988,758	$—	$988,758
OTC Swap Contracts at Value (Liabilities)	—	(195,038)	—	(195,038)
Total OTC Swap Contracts	$—	$793,720	$—	$793,720

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,046,262,493
Gross unrealized appreciation	19,817,269
Gross unrealized (depreciation)	(16,321,258)
Net unrealized appreciation (depreciation)	$3,496,011
See accompanying notes to financial statements.
BHFTI-117

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b) (c)	$1,049,758,504
Cash denominated in foreign currencies (d)	341,494
Cash collateral (e)	851,260
OTC swap contracts at market value (f)	988,758
Unrealized appreciation on forward foreign currency exchange contracts	472,161
Receivable for:
Investments sold	6,121,557
Fund shares sold	412,225
Dividends and interest	16,299,275
Interest on OTC swap contracts	359
Variation margin on centrally cleared swap contracts	8,799
Prepaid expenses	3,320
Total Assets	1,075,257,712
Liabilities
Due to custodian	973,262
OTC swap contracts at market value (g)	195,038
Cash collateral for OTC swap contracts	720,000
Collateral for securities loaned	85,972,661
Payable for:
Investments purchased	3,142,089
Fund shares redeemed	301,729
Variation margin on futures contracts	6,130
Interest on OTC swap contracts	66,621
Accrued Expenses:
Management fees	479,074
Distribution and service fees	144,059
Deferred trustees’ fees	221,249
Other expenses	232,496
Total Liabilities	92,454,408
Net Assets	$982,803,304
Net Assets Consist of:
Paid in surplus	$998,081,138
Distributable earnings (Accumulated losses)	(15,277,834)
Net Assets	$982,803,304
Net Assets
Class A	$298,750,836
Class B	684,052,468
Capital Shares Outstanding*
Class A	39,832,841
Class B	93,036,706
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.50
Class B	7.35

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,043,358,392.
(b)	Investments at value is net of unfunded loan commitments of $297,771.
(c)	Includes securities loaned at value of $96,176,457.
(d)	Identified cost of cash denominated in foreign currencies was $342,661.
(e)	Includes collateral of $117,260 for futures contracts and $734,000 for centrally cleared swap contracts.
(f)	Net premium paid on OTC swap contracts was $17,300.
(g)	Net premium paid on OTC swap contracts was $975.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$149,418
Interest	71,539,699
Securities lending income	341,079
Total investment income	72,030,196
Expenses
Management fees	5,773,491
Administration fees	64,251
Custodian and accounting fees	193,794
Distribution and service fees—Class B	1,596,869
Audit and tax services	92,077
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	54,215
Insurance	8,134
Miscellaneous	20,879
Total expenses	7,923,514
Less management fee waiver	(231,124)
Net expenses	7,692,390
Net Investment Income	64,337,806
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,281,644)
Purchased options	(234,956)
Futures contracts	(617,297)
Written options	65,691
Swap contracts	1,521,601
Foreign currency transactions	(178,306)
Forward foreign currency transactions	1,760,708
Net realized gain (loss)	35,797
Net change in unrealized appreciation (depreciation) on:
Investments	11,378,154
Purchased options	86,969
Futures contracts	(367,404)
Written options	(26,927)
Swap contracts	434,785
Foreign currency transactions	(23,258)
Forward foreign currency transactions	700,338
Net change in unrealized appreciation (depreciation)	12,182,657
Net realized and unrealized gain (loss)	12,218,454
Net Increase (Decrease) in Net Assets From Operations	$76,556,260

(a)	Net of foreign withholding taxes of $1,374.
See accompanying notes to financial statements.
BHFTI-118

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$64,337,806	$56,263,465
Net realized gain (loss)	35,797	(36,110,474)
Net change in unrealized appreciation (depreciation)	12,182,657	89,038,839
Increase (decrease) in net assets from operations	76,556,260	109,191,830
From Distributions to Shareholders
Class A	(20,034,343)	(18,677,305)
Class B	(38,061,436)	(29,975,780)
Total distributions	(58,095,779)	(48,653,085)
Increase (decrease) in net assets from capital share transactions	39,515,606	42,604,863
Total increase (decrease) in net assets	57,976,087	103,143,608
Net Assets
Beginning of period	924,827,217	821,683,609
End of period	$982,803,304	$924,827,217

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,118,193	$8,289,938	7,639,284	$54,611,651
Reinvestments	2,805,930	20,034,343	2,730,600	18,677,305
Redemptions	(8,628,527)	(64,079,634)	(8,912,830)	(62,845,476)
Net increase (decrease)	(4,704,404)	$(35,755,353)	1,457,054	$10,443,480
Class B
Sales	14,427,100	$105,021,327	10,391,739	$72,075,083
Reinvestments	5,429,591	38,061,436	4,460,682	29,975,780
Redemptions	(9,339,623)	(67,811,804)	(10,196,368)	(69,889,480)
Net increase (decrease)	10,517,068	$75,270,959	4,656,053	$32,161,383
Increase (decrease) derived from capital shares transactions		$39,515,606		$42,604,863
See accompanying notes to financial statements.
BHFTI-119

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.37	$6.87	$8.08	$7.98	$7.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.51	0.46	0.38	0.36	0.38
Net realized and unrealized gain (loss)	0.09	0.43	(1.21)	0.08	0.19
Total income (loss) from investment operations	0.60	0.89	(0.83)	0.44	0.57
Less Distributions
Distributions from net investment income	(0.47)	(0.39)	(0.38)	(0.34)	(0.43)
Total distributions	(0.47)	(0.39)	(0.38)	(0.34)	(0.43)
Net Asset Value, End of Period	$7.50	$7.37	$6.87	$8.08	$7.98
Total Return (%) (b)	8.42	13.41	(10.17)	5.54	7.76
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66	0.67	0.66	0.66	0.68
Net ratio of expenses to average net assets (%) (c)	0.63	0.65	0.64	0.64	0.66
Ratio of net investment income (loss) to average net assets (%)	6.85	6.49	5.18	4.42	5.09
Portfolio turnover rate (%)	63	56	42	48	85
Net assets, end of period (in millions)	$298.8	$328.1	$296.0	$392.0	$385.0

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.23	$6.75	$7.94	$7.86	$7.73
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.48	0.43	0.35	0.33	0.36
Net realized and unrealized gain (loss)	0.09	0.42	(1.17)	0.07	0.18
Total income (loss) from investment operations	0.57	0.85	(0.82)	0.40	0.54
Less Distributions
Distributions from net investment income	(0.45)	(0.37)	(0.37)	(0.32)	(0.41)
Total distributions	(0.45)	(0.37)	(0.37)	(0.32)	(0.41)
Net Asset Value, End of Period	$7.35	$7.23	$6.75	$7.94	$7.86
Total Return (%) (b)	8.19	13.07	(10.33)	5.18	7.51
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91	0.92	0.91	0.91	0.93
Net ratio of expenses to average net assets (%) (c)	0.88	0.90	0.89	0.89	0.91
Ratio of net investment income (loss) to average net assets (%)	6.60	6.24	4.96	4.17	4.83
Portfolio turnover rate (%)	63	56	42	48	85
Net assets, end of period (in millions)	$684.1	$596.7	$525.7	$612.2	$448.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-120

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,456,959	$16,944,427
Baillie Gifford International Stock Portfolio (Class A) (b)	7,288,602	74,270,858
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,465,354	66,087,479
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,323,872	46,401,256
Brighthouse/Artisan International Portfolio (Class A) (a)	6,387,502	71,987,145
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	41,439	8,489,999
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,357,243	82,903,847
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,860,580	84,244,079
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,741,638	74,016,963
CBRE Global Real Estate Portfolio (Class A) (a)	4,727,564	48,268,431
Frontier Mid Cap Growth Portfolio (Class A) (b)	579,530	17,096,123
Harris Oakmark International Portfolio (Class A) (a)	7,280,735	88,897,770
Invesco Comstock Portfolio (Class A) (a)	7,846,295	102,864,927
Invesco Global Equity Portfolio (Class A) (a)	1,699,449	43,284,970
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	2,760,171	26,387,232
Jennison Growth Portfolio (Class A) (b)	6,343,836	105,497,998
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,498,397	30,255,582
Loomis Sayles Growth Portfolio (Class A) (a)	5,747,656	110,642,377
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	3,542,504	42,828,879
MFS Research International Portfolio (Class A) (a)	4,779,801	57,118,617
MFS Value Portfolio (Class A) (b)	7,646,209	105,899,998
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	1,103,308	8,793,368
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	820,138	$14,926,509
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	4,292,806	45,203,251
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (a)	4,999,775	45,147,972
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	3,782,202	96,521,795
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,542,201	96,950,034
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,365,313	12,888,557
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,169,595	25,064,414
VanEck Global Natural Resources Portfolio (Class A) (b)	2,904,821	31,575,405
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	642,912	12,691,089
Total Mutual Funds (Cost $1,601,825,654)		1,694,151,351
Total Investments—100.0% (Cost $1,601,825,654)		1,694,151,351
Other assets and liabilities (net)—0.0%		(609,197)
Net Assets—100.0%		$1,693,542,154

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the year ended December 31, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
Allspring Mid Cap Value Portfolio (Class A)	$16,933,857	$1,316,130	$(2,003,211)	$(141,598)	$839,249	$16,944,427
Baillie Gifford International Stock Portfolio (Class A)	76,679,658	5,576,300	(6,178,764)	733,207	(2,539,543)	74,270,858
BlackRock Capital Appreciation Portfolio (Class A)	63,589,566	3,974,817	(16,030,330)	140,793	14,412,633	66,087,479
Brighthouse Small Cap Value Portfolio (Class A)	51,002,466	4,102,342	(8,984,307)	(961,664)	1,242,419	46,401,256
Brighthouse/Artisan International Portfolio (Class A)	71,544,494	836,008	(7,141,191)	741,636	6,006,198	71,987,145
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,523,040	872,707	(473,442)	(82,292)	(350,014)	8,489,999
Brighthouse/Dimensional International Small Company Portfolio (Class A)	85,138,599	4,273,844	(5,409,659)	(2,295,307)	1,196,370	82,903,847
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	83,512,369	4,286,381	(6,458,567)	320,090	2,583,806	84,244,079
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	63,573,783	9,897,668	(7,829,406)	646,394	7,728,524	74,016,963
CBRE Global Real Estate Portfolio (Class A)	51,060,076	2,811,022	(4,301,539)	(234,057)	(1,067,071)	48,268,431
Frontier Mid Cap Growth Portfolio (Class A)	17,018,653	51,891	(2,849,621)	(720,730)	3,595,930	17,096,123
Harris Oakmark International Portfolio (Class A)	92,231,320	3,321,160	(129,969)	(18,733)	(6,506,008)	88,897,770
Invesco Comstock Portfolio (Class A)	97,184,785	10,964,307	(9,019,301)	(625,596)	4,360,732	102,864,927
Invesco Global Equity Portfolio (Class A)	42,698,147	3,852,832	(6,066,883)	1,060,341	1,740,533	43,284,970
Invesco Small Cap Growth Portfolio (Class A)	30,204,658	—	(8,379,753)	(4,018,276)	8,580,603	26,387,232
Jennison Growth Portfolio (Class A)	93,254,306	16,306,438	(19,347,473)	755,977	14,528,750	105,497,998
JPMorgan Small Cap Value Portfolio (Class A)	34,850,715	634,072	(7,744,197)	(2,736,316)	5,251,308	30,255,582
Loomis Sayles Growth Portfolio (Class A)	106,436,767	8,669,368	(28,761,623)	3,792,655	20,505,210	110,642,377
Loomis Sayles Small Cap Growth Portfolio (Class A)	46,280,917	444,060	(9,954,220)	(1,530,421)	7,588,543	42,828,879
MFS Research International Portfolio (Class A)	57,899,569	2,878,655	(3,002,231)	629,110	(1,286,486)	57,118,617
MFS Value Portfolio (Class A)	105,077,799	11,949,329	(11,454,916)	(1,131,847)	1,459,633	105,899,998
See accompanying notes to financial statements.
BHFTI-121

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of December 31, 2024
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
Morgan Stanley Discovery Portfolio (Class A)	$8,489,072	$133,809	$(2,917,248)	$(3,139,415)	$6,227,150	$8,793,368
Neuberger Berman Genesis Portfolio (Class A)	19,463,993	1,551,626	(6,200,599)	1,127,433	(1,015,944)	14,926,509
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	37,851,043	7,222,715	(2,925,118)	243,825	2,810,786	45,203,251
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	45,618,822	1,106,452	(2,774,141)	(71,570)	1,268,409	45,147,972
T. Rowe Price Large Cap Growth Portfolio (Class A)	96,620,980	5,488,311	(26,496,516)	562,340	20,346,680	96,521,795
T. Rowe Price Large Cap Value Portfolio (Class A)	97,738,538	6,778,371	(11,708,745)	(1,403,873)	5,545,743	96,950,034
T. Rowe Price Mid Cap Growth Portfolio (Class A)	12,785,815	1,210,492	(1,105,602)	(154,300)	152,152	12,888,557
T. Rowe Price Small Cap Growth Portfolio (Class A)	29,791,287	1,356,508	(8,437,884)	157,172	2,197,331	25,064,414
VanEck Global Natural Resources Portfolio (Class A)	32,398,218	4,415,779	(2,617,713)	669,682	(3,290,561)	31,575,405
Victory Sycamore Mid Cap Value Portfolio (Class A)	12,598,798	990,649	(1,178,011)	53,089	226,564	12,691,089
	$1,688,052,110	$127,274,043	$(237,882,180)	$(7,632,251)	$124,339,629	$1,694,151,351

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2024
Allspring Mid Cap Value Portfolio (Class A)	$1,087,176	$228,955	1,456,959
Baillie Gifford International Stock Portfolio (Class A)	4,872,022	648,178	7,288,602
BlackRock Capital Appreciation Portfolio (Class A)	3,881,728	51,362	1,465,354
Brighthouse Small Cap Value Portfolio (Class A)	3,258,742	716,858	3,323,872
Brighthouse/Artisan International Portfolio (Class A)	—	834,706	6,387,502
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	753,869	105,216	41,439
Brighthouse/Dimensional International Small Company Portfolio (Class A)	1,588,951	2,461,639	8,357,243
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	3,006,132	1,255,689	2,860,580
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	4,763,893	431,412	4,741,638
CBRE Global Real Estate Portfolio (Class A)	—	1,866,037	4,727,564
Frontier Mid Cap Growth Portfolio (Class A)	—	42,023	579,530
Harris Oakmark International Portfolio (Class A)	—	2,138,858	7,280,735
Invesco Comstock Portfolio (Class A)	8,669,740	1,825,208	7,846,295
Invesco Global Equity Portfolio (Class A)	3,724,457	118,417	1,699,449
Invesco Small Cap Growth Portfolio (Class A)	—	—	2,760,171
Jennison Growth Portfolio (Class A)	11,612,869	—	6,343,836
JPMorgan Small Cap Value Portfolio (Class A)	—	555,876	2,498,397
Loomis Sayles Growth Portfolio (Class A)	8,656,904	—	5,747,656
Loomis Sayles Small Cap Growth Portfolio (Class A)	399,686	—	3,542,504
MFS Research International Portfolio (Class A)	1,505,224	1,121,818	4,779,801
MFS Value Portfolio (Class A)	9,942,026	2,002,919	7,646,209
Morgan Stanley Discovery Portfolio (Class A)	—	—	1,103,308
Neuberger Berman Genesis Portfolio (Class A)	1,495,623	22,871	820,138
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	1,505,101	4,292,806
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	—	803,888	4,999,775
T. Rowe Price Large Cap Growth Portfolio (Class A)	5,464,156	—	3,782,202
T. Rowe Price Large Cap Value Portfolio (Class A)	4,475,031	2,241,023	3,542,201
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,183,785	23,262	1,365,313
T. Rowe Price Small Cap Growth Portfolio (Class A)	1,342,881	13,627	1,169,595
VanEck Global Natural Resources Portfolio (Class A)	1,252,642	889,322	2,904,821
Victory Sycamore Mid Cap Value Portfolio (Class A)	801,384	187,893	642,912
	$83,738,921	$22,092,158
See accompanying notes to financial statements.
BHFTI-122

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of December 31, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$127,274,043	$0	$237,882,180
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,694,151,351	$—	$—	$1,694,151,351
Total Investments	$1,694,151,351	$—	$—	$1,694,151,351
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,610,800,166
Gross unrealized appreciation	139,436,431
Gross unrealized (depreciation)	(56,085,246)
Net unrealized appreciation (depreciation)	$83,351,185
See accompanying notes to financial statements.
BHFTI-123

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Affiliated investments at value (a)	$1,694,151,351
Receivable for:
Affiliated investments sold	245,579
Fund shares sold	493,494
Total Assets	1,694,890,424
Liabilities
Payable for:
Affiliated investments purchased	337,805
Fund shares redeemed	401,268
Accrued Expenses:
Management fees	105,727
Distribution and service fees	209,541
Deferred trustees’ fees	253,901
Other expenses	40,028
Total Liabilities	1,348,270
Net Assets	$1,693,542,154
Net Assets Consist of:
Paid in surplus	$1,515,263,265
Distributable earnings (Accumulated losses)	178,278,889
Net Assets	$1,693,542,154
Net Assets
Class A	$734,724,231
Class B	958,817,923
Capital Shares Outstanding*
Class A	65,883,226
Class B	86,680,247
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.15
Class B	11.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,601,825,654.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from Affiliated Underlying Portfolios	$22,092,158
Total investment income	22,092,158
Expenses
Management fees	1,239,193
Administration fees	27,750
Custodian and accounting fees	18,602
Distribution and service fees—Class B	2,486,251
Audit and tax services	35,554
Legal	45,599
Trustees’ fees and expenses	74,205
Miscellaneous	9,471
Total expenses	3,936,625
Net Investment Income	18,155,533
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(7,632,251)
Capital gain distributions from affiliated investments	83,738,921
Net realized gain (loss)	76,106,670
Net change in unrealized appreciation (depreciation) on affiliated investments	124,339,629
Net realized and unrealized gain (loss)	200,446,299
Net Increase (Decrease) in Net Assets From Operations	$218,601,832
See accompanying notes to financial statements.
BHFTI-124

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$18,155,533	$16,287,633
Net realized gain (loss)	76,106,670	61,472,583
Net change in unrealized appreciation (depreciation)	124,339,629	227,006,346
Increase (decrease) in net assets from operations	218,601,832	304,766,562
From Distributions to Shareholders
Class A	(34,922,812)	(117,932,798)
Class B	(45,736,647)	(166,230,480)
Total distributions	(80,659,459)	(284,163,278)
Increase (decrease) in net assets from capital share transactions	(131,894,777)	149,041,847
Total increase (decrease) in net assets	6,047,596	169,645,131
Net Assets
Beginning of period	1,687,494,558	1,517,849,427
End of period	$1,693,542,154	$1,687,494,558

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	799,725	$8,752,808	824,421	$8,359,008
Reinvestments	3,272,991	34,922,812	12,323,176	117,932,798
Redemptions	(6,286,261)	(68,652,124)	(5,725,301)	(58,163,449)
Net increase (decrease)	(2,213,545)	$(24,976,504)	7,422,296	$68,128,357
Class B
Sales	1,654,901	$17,937,935	2,974,526	$29,809,715
Reinvestments	4,314,778	45,736,647	17,479,546	166,230,480
Redemptions	(15,745,635)	(170,592,855)	(11,426,675)	(115,126,705)
Net increase (decrease)	(9,775,956)	$(106,918,273)	9,027,397	$80,913,490
Increase (decrease) derived from capital shares transactions		$(131,894,777)		$149,041,847
See accompanying notes to financial statements.
BHFTI-125

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.30	$10.29	$14.45	$13.36	$12.82
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.12	0.13	0.12	0.17
Net realized and unrealized gain (loss)	1.25	1.90	(3.03)	2.27	1.86
Total income (loss) from investment operations	1.38	2.02	(2.90)	2.39	2.03
Less Distributions
Distributions from net investment income	(0.12)	(0.33)	(0.20)	(0.20)	(0.17)
Distributions from net realized capital gains	(0.41)	(1.68)	(1.06)	(1.10)	(1.32)
Total distributions	(0.53)	(2.01)	(1.26)	(1.30)	(1.49)
Net Asset Value, End of Period	$11.15	$10.30	$10.29	$14.45	$13.36
Total Return (%) (b)	13.65	21.10	(19.89)	18.34	19.23
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.08	0.09	0.08	0.08	0.09
Ratio of net investment income (loss) to average net assets (%) (d)	1.19	1.16	1.15	0.85	1.44
Portfolio turnover rate (%)	7	8	10	9	13
Net assets, end of period (in millions)	$734.7	$701.5	$624.2	$828.1	$743.9

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.22	$10.22	$14.36	$13.28	$12.75
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.09	0.10	0.08	0.14
Net realized and unrealized gain (loss)	1.25	1.89	(3.02)	2.27	1.85
Total income (loss) from investment operations	1.35	1.98	(2.92)	2.35	1.99
Less Distributions
Distributions from net investment income	(0.10)	(0.30)	(0.16)	(0.17)	(0.14)
Distributions from net realized capital gains	(0.41)	(1.68)	(1.06)	(1.10)	(1.32)
Total distributions	(0.51)	(1.98)	(1.22)	(1.27)	(1.46)
Net Asset Value, End of Period	$11.06	$10.22	$10.22	$14.36	$13.28
Total Return (%) (b)	13.39	20.81	(20.15)	18.13	18.91
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.33	0.34	0.33	0.33	0.34
Ratio of net investment income (loss) to average net assets (%) (d)	0.95	0.92	0.90	0.60	1.22
Portfolio turnover rate (%)	7	8	10	9	13
Net assets, end of period (in millions)	$958.8	$986.0	$893.6	$1,206.5	$1,126.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(d)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-126

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—70.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies — 70.5%
AB International Bond Portfolio (Class A) (a)	7,813,495	$63,601,851
Allspring Mid Cap Value Portfolio (Class A) (a)	6,413,457	74,588,505
Baillie Gifford International Stock Portfolio (Class A) (b)	13,613,634	138,722,927
BlackRock Bond Income Portfolio (Class A) (b)	4,126,869	370,757,916
BlackRock Capital Appreciation Portfolio (Class A) (b)	243,487	10,981,271
BlackRock High Yield Portfolio (Class A) (a)	6,797,974	50,984,808
Brighthouse Small Cap Value Portfolio (Class A) (a)	4,300,252	60,031,517
Brighthouse/Artisan International Portfolio (Class A) (a)	9,054,130	102,040,047
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	365,389	74,860,899
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	7,045,678	69,893,121
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	7,807,336	76,355,745
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	14,408,852	127,374,251
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	8,878,546	61,883,465
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	665,165	19,589,107
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	1,431,244	22,341,724
CBRE Global Real Estate Portfolio (Class A) (a)	4,300,846	43,911,642
Frontier Mid Cap Growth Portfolio (Class A) (b)	2,171,456	64,057,941
Harris Oakmark International Portfolio (Class A) (a)	15,430,153	188,402,168
Invesco Comstock Portfolio (Class A) (a)	419,421	5,498,606
Invesco Global Equity Portfolio (Class A) (a)	1,980,206	50,435,835
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	4,509,403	43,109,896
Jennison Growth Portfolio (Class A) (b)	949,885	15,796,586
JPMorgan Core Bond Portfolio (Class A) (a)	24,251,451	217,292,997
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,537,227	42,835,818
Loomis Sayles Growth Portfolio (Class A) (a)	639,767	12,315,507
MFS Research International Portfolio (Class A) (a)	10,662,840	127,420,935
MFS Value Portfolio (Class A) (b)	1,149,261	15,917,260
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,953,745	23,541,348
Neuberger Berman Genesis Portfolio (Class A) (b)	1,856,176	33,782,403
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	10,453,102	101,813,215
PIMCO Total Return Portfolio (Class A) (a)	28,334,128	279,941,180
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	4,150,579	43,705,597
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (a)	5,362,246	48,421,084
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	449,482	12,302,327
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	3,961,871	37,400,067
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,785,830	59,700,335
TCW Core Fixed Income Portfolio (Class A) (a)	34,817,141	299,775,586
VanEck Global Natural Resources Portfolio (Class A) (b)	6,212,248	67,527,138
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	15,752,238	167,761,339
Western Asset Management U.S. Government Portfolio (Class A) (b)	17,048,419	178,326,466
Total Mutual Funds (Cost $3,660,119,928)		3,505,000,430

U.S. Treasury & Government Agencies—32.3%
Agency Sponsored Mortgage-Backed — 3.9%
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	4,315	3,988
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 03/01/50	79,304	$73,504
4.000%, 05/01/50	25,542	23,533
5.000%, 08/01/53	27,423,197	26,490,251
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	1,960,769	1,932,696
Federal National Mortgage Association
2.920%, 03/01/35	2,950,000	2,420,553
3.000%, 12/01/51	27,082,419	23,094,033
3.180%, 07/01/35	2,384,935	2,083,568
4.000%, 08/01/47	19,637	18,210
4.000%, 06/01/48	84,355	78,226
4.000%, 11/01/48	4,828	4,477
4.000%, 03/01/49	855,913	793,514
4.000%, 08/01/49	112,882	104,539
4.000%, 03/01/50	18,105,266	16,566,622
4.000%, 07/01/50	3,663,785	3,396,246
Government National Mortgage Association, TBA
4.000%, TBA (d)	110,000,000	101,310,497
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (d)	16,000,000	14,630,054
		193,024,511
Federal Agencies — 0.5%
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/30	19,500,000	15,266,284
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,651,884
4.250%, 09/15/65	10,000,000	8,144,791
		25,062,959
U.S. Treasury — 27.9%
U.S. Treasury Bonds
1.375%, 08/15/50	287,600,000	140,239,552
1.625%, 11/15/50	144,200,000	75,186,601
1.875%, 02/15/51	173,000,000	96,203,141
2.750%, 11/15/42	57,400,000	42,897,450
2.875%, 05/15/43	126,000,000	95,434,332
2.875%, 11/15/46	44,100,000	32,038,651
2.875%, 05/15/52	56,900,000	39,791,975
3.125%, 02/15/43	89,700,000	70,856,824
3.375%, 05/15/44	99,895,000	80,961,614
3.625%, 02/15/53	42,100,000	34,205,852
4.500%, 11/15/54	4,600,000	4,385,769
U.S. Treasury Notes
0.375%, 09/30/27	125,000,000	112,484,039
0.750%, 05/31/26	167,400,000	159,434,892
3.500%, 01/31/28 (e)	75,000,000	73,280,771
3.500%, 04/30/30 (f)	17,200,000	16,459,576
3.750%, 05/31/30 (f) (g) (h)	138,000,000	133,568,705
3.875%, 08/15/34 (i)	90,000,000	85,098,444
4.125%, 10/31/27 (e) (g) (h)	34,900,000	34,762,302
See accompanying notes to financial statements.
BHFTI-127

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.125%, 03/31/31 (f)	58,700,000	$57,620,973
		1,384,911,463
Total U.S. Treasury & Government Agencies (Cost $2,012,025,269)		1,602,998,933

Corporate Bonds & Notes—2.5%
Banks — 2.4%
Bank of America Corp.
5.468%, SOFR + 1.650%, 01/23/35 (j)	15,000,000	15,016,408
Citigroup, Inc.
5.449%, SOFR + 1.447%, 06/11/35 (j)	10,000,000	9,915,488
Goldman Sachs Group, Inc.
5.016%, SOFR + 1.420%, 10/23/35 (j)	5,000,000	4,785,108
6.561%, SOFR + 1.950%, 10/24/34 (i) (j)	17,700,000	19,026,250
HSBC Holdings PLC
5.250%, 03/14/44	3,000,000	2,771,940
6.254%, SOFR + 2.390%, 03/09/34 (j)	19,000,000	19,718,208
JPMorgan Chase & Co.
4.946%, SOFR + 1.340%, 10/22/35 (j)	5,000,000	4,817,612
5.350%, SOFR + 1.845%, 06/01/34 (j)	10,600,000	10,592,611
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (j)	5,100,000	4,376,031
Morgan Stanley
5.320%, SOFR + 1.555%, 07/19/35 (j)	15,000,000	14,754,139
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (j)	3,000,000	2,160,868
Wells Fargo & Co.
5.389%, SOFR + 2.020%, 04/24/34 (j)	8,800,000	8,702,090
		116,636,753
Commercial Services — 0.0%
Automatic Data Processing, Inc.
4.450%, 09/09/34	2,000,000	1,904,034
Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	848,344
Electric — 0.0%
MidAmerican Energy Co.
2.700%, 08/01/52	800,000	484,245
Telecommunications — 0.1%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,376,981
3.800%, 12/01/57	1,556,000	1,073,490
		2,450,471
Security Description	Principal Amount*	Value

Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	1,956,000	$1,744,176
Total Corporate Bonds & Notes (Cost $128,501,405)		124,068,023

Mortgage-Backed Securities—0.8%
Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc.
3.000%, 11/27/51 (144A) (j)	18,375,155	15,312,899
Commercial Mortgage-Backed Securities — 0.5%
Bank
4.493%, 06/15/55 (j)	15,000,000	14,219,066
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	9,703,463
		23,922,529
Total Mortgage-Backed Securities (Cost $42,933,683)		39,235,428

Municipals—0.0%
Los Angeles Community College District, General Obligation Unlimited
6.750%, 08/01/49	400,000	445,004
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,549,784
Total Municipals (Cost $2,478,388)		1,994,788

Short-Term Investments—0.7%
Repurchase Agreements—0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $6,224,996; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $6,348,459	6,223,872	6,223,872
JPMorgan Securities LLC
Repurchase Agreement dated 12/31/24 at 4.700%, due on 01/02/25, with a maturity value of $29,807,781; collateralized by U.S. Treasury Inflation Indexed Bond at 0.125%, maturing 04/15/25, with a market value of $30,400,504	29,800,000	29,800,000
Total Short-Term Investments (Cost $36,023,872)		36,023,872
Total Investments—106.8% (Cost $5,882,082,545)		5,309,321,474
Other assets and liabilities (net)—(6.8)%		(337,609,107)
Net Assets—100.0%		$4,971,712,367

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
See accompanying notes to financial statements.
BHFTI-128

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of December 31, 2024
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2024, the market value of securities pledged was $81,520,314.
(f)	All or a portion of this security has been transferred in a secured borrowing transaction.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of December 31, 2024, the market value of securities pledged was $1,858,280.
(h)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of December 31, 2024, the market value of securities pledged was $2,850,501.
(i)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2024, the market value of securities pledged was $25,867,948.
(j)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$18,322,111, which is 0.4% of net assets.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the year ended December 31, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
AB International Bond Portfolio (Class A)	$95,543,947	$3,257,025	$(37,104,518)	$(8,665,459)	$10,570,856	$63,601,851
Allspring Mid Cap Value Portfolio (Class A)	116,429,741	8,361,187	(56,911,160)	7,255,588	(546,851)	74,588,505
Baillie Gifford International Stock Portfolio (Class A)	220,223,464	14,640,303	(93,038,946)	(1,236,180)	(1,865,714)	138,722,927
BlackRock Bond Income Portfolio (Class A)	555,642,785	22,080,478	(194,136,888)	(37,719,360)	24,890,901	370,757,916
BlackRock Capital Appreciation Portfolio (Class A)	16,991,432	1,133,404	(10,787,439)	(317,811)	3,961,685	10,981,271
BlackRock High Yield Portfolio (Class A)	76,382,000	4,556,344	(31,394,830)	(2,357,949)	3,799,243	50,984,808
Brighthouse Small Cap Value Portfolio (Class A)	95,179,920	7,419,420	(44,924,247)	9,547,622	(7,191,198)	60,031,517
Brighthouse/Artisan International Portfolio (Class A)	155,826,481	1,694,813	(70,505,673)	8,843,378	6,181,048	102,040,047
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	116,372,333	11,101,735	(49,038,284)	5,285,054	(8,859,939)	74,860,899
Brighthouse/Dimensional International Small Company Portfolio (Class A)	109,293,509	4,773,586	(43,434,856)	(9,442,274)	8,703,156	69,893,121
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	109,983,435	9,576,015	(41,868,088)	(2,718,540)	1,382,923	76,355,745
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	183,984,841	7,640,519	(65,186,872)	(9,140,788)	10,076,551	127,374,251
Brighthouse/Templeton International Bond Portfolio (Class A)	99,891,284	—	(28,092,675)	(12,021,860)	2,106,716	61,883,465
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	29,688,246	1,426,347	(12,841,913)	(338,998)	1,655,425	19,589,107
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	34,409,243	2,405,380	(18,845,427)	1,725,130	2,647,398	22,341,724
CBRE Global Real Estate Portfolio (Class A)	70,566,651	2,496,782	(28,472,629)	(2,385,377)	1,706,215	43,911,642
Frontier Mid Cap Growth Portfolio (Class A)	101,284,689	234,686	(55,220,475)	(11,138,369)	28,897,410	64,057,941
Harris Oakmark International Portfolio (Class A)	300,373,253	6,507,500	(98,318,677)	6,828,847	(26,988,755)	188,402,168
Invesco Comstock Portfolio (Class A)	8,527,441	851,327	(4,320,165)	983,418	(543,415)	5,498,606
Invesco Global Equity Portfolio (Class A)	78,531,779	6,588,805	(39,422,931)	6,155,677	(1,417,495)	50,435,835
Invesco Small Cap Growth Portfolio (Class A)	68,178,679	—	(36,770,782)	(17,752,465)	29,454,464	43,109,896
Jennison Growth Portfolio (Class A)	24,530,643	3,006,531	(15,466,414)	(1,291,445)	5,017,271	15,796,586
JPMorgan Core Bond Portfolio (Class A)	325,048,549	10,861,954	(115,300,246)	(16,666,332)	13,349,072	217,292,997
JPMorgan Small Cap Value Portfolio (Class A)	68,070,055	1,131,962	(32,753,490)	1,510,353	4,876,938	42,835,818
Loomis Sayles Growth Portfolio (Class A)	19,343,055	1,448,474	(12,556,850)	4,373,545	(292,717)	12,315,507
MFS Research International Portfolio (Class A)	199,808,951	8,275,756	(80,498,701)	7,119,410	(7,284,481)	127,420,935
MFS Value Portfolio (Class A)	24,561,379	2,603,119	(11,767,752)	(144,826)	665,340	15,917,260
Morgan Stanley Discovery Portfolio (Class A)	38,545,290	—	(28,065,635)	4,309,537	8,752,156	23,541,348
Neuberger Berman Genesis Portfolio (Class A)	54,288,302	4,977,716	(26,714,743)	(766,606)	1,997,734	33,782,403
PIMCO Inflation Protected Bond Portfolio (Class A)	149,725,601	—	(51,986,597)	(1,400,682)	5,474,893	101,813,215
PIMCO Total Return Portfolio (Class A)	419,996,620	12,476,102	(151,508,984)	(29,860,802)	28,838,244	279,941,180
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	68,669,414	2,148,192	(32,827,932)	1,985,981	3,729,942	43,705,597
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	75,979,350	1,244,648	(31,148,726)	(1,308,154)	3,653,966	48,421,084
T. Rowe Price Large Cap Value Portfolio (Class A)	19,399,893	1,239,130	(9,517,355)	1,233,798	(53,139)	12,302,327
T. Rowe Price Mid Cap Growth Portfolio (Class A)	58,439,881	5,190,557	(26,892,809)	(1,749,149)	2,411,587	37,400,067
See accompanying notes to financial statements.
BHFTI-129

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of December 31, 2024
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
T. Rowe Price Small Cap Growth Portfolio (Class A)	$95,396,126	$4,640,025	$(49,872,869)	$357,228	$9,179,825	$59,700,335
TCW Core Fixed Income Portfolio (Class A)	451,011,601	18,224,809	(155,659,066)	(23,310,535)	9,508,777	299,775,586
VanEck Global Natural Resources Portfolio (Class A)	100,815,133	13,495,258	(41,595,439)	13,964,524	(19,152,338)	67,527,138
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	253,581,927	18,177,799	(97,627,631)	(24,658,631)	18,287,875	167,761,339
Western Asset Management U.S. Government Portfolio (Class A)	264,331,095	7,868,111	(92,031,475)	(13,586,536)	11,745,271	178,326,466
	$5,354,848,018	$233,755,799	$(2,124,430,189)	$(148,500,038)	$189,326,840	$3,505,000,430

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2024
AB International Bond Portfolio (Class A)	$—	$3,257,025	7,813,495
Allspring Mid Cap Value Portfolio (Class A)	6,906,670	1,454,517	6,413,457
Baillie Gifford International Stock Portfolio (Class A)	12,921,248	1,719,055	13,613,634
BlackRock Bond Income Portfolio (Class A)	—	22,080,479	4,126,869
BlackRock Capital Appreciation Portfolio (Class A)	954,050	12,624	243,487
BlackRock High Yield Portfolio (Class A)	—	4,556,344	6,797,974
Brighthouse Small Cap Value Portfolio (Class A)	6,081,593	1,337,828	4,300,252
Brighthouse/Artisan International Portfolio (Class A)	—	1,694,812	9,054,130
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	9,742,053	1,359,682	365,389
Brighthouse/Dimensional International Small Company Portfolio (Class A)	1,872,565	2,901,021	7,045,678
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	9,576,015	7,807,336
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	7,640,518	14,408,852
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	8,878,546
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	1,006,093	420,254	665,165
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	2,205,640	199,740	1,431,244
CBRE Global Real Estate Portfolio (Class A)	—	2,496,782	4,300,846
Frontier Mid Cap Growth Portfolio (Class A)	—	234,686	2,171,456
Harris Oakmark International Portfolio (Class A)	—	6,507,500	15,430,153
Invesco Comstock Portfolio (Class A)	703,269	148,057	419,421
Invesco Global Equity Portfolio (Class A)	6,385,773	203,032	1,980,206
Invesco Small Cap Growth Portfolio (Class A)	—	—	4,509,403
Jennison Growth Portfolio (Class A)	2,646,134	—	949,885
JPMorgan Core Bond Portfolio (Class A)	—	10,861,954	24,251,451
JPMorgan Small Cap Value Portfolio (Class A)	—	1,131,962	3,537,227
Loomis Sayles Growth Portfolio (Class A)	1,448,474	—	639,767
MFS Research International Portfolio (Class A)	4,741,785	3,533,971	10,662,840
MFS Value Portfolio (Class A)	2,166,630	436,489	1,149,261
Morgan Stanley Discovery Portfolio (Class A)	—	—	2,953,745
Neuberger Berman Genesis Portfolio (Class A)	4,902,743	74,974	1,856,176
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	10,453,102
PIMCO Total Return Portfolio (Class A)	—	12,476,102	28,334,128
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,148,191	4,150,579
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	—	1,244,648	5,362,246
T. Rowe Price Large Cap Value Portfolio (Class A)	825,655	413,475	449,482
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,090,525	100,032	3,961,871
T. Rowe Price Small Cap Growth Portfolio (Class A)	4,593,413	46,612	2,785,830
TCW Core Fixed Income Portfolio (Class A)	—	18,224,809	34,817,141
VanEck Global Natural Resources Portfolio (Class A)	3,695,197	2,623,430	6,212,248
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	18,177,799	15,752,238
Western Asset Management U.S. Government Portfolio (Class A)	—	7,868,111	17,048,419
	$78,889,510	$147,162,530
See accompanying notes to financial statements.
BHFTI-130

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of December 31, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$2,212,707,841	$343,986,049	$2 ,752,619,120	$2,271,696,886
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2024 were as follows:
Purchases	Sales
$1,827,200,784	$1,826,318,073
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	4.250%	12/20/24	12/20/26	USD	(7,273,438)	$(7,273,438)
JPMorgan Securities LLC	4.600%	12/31/24	01/02/25	USD	(18,696,750)	(18,696,750)
Total						$(25,970,188)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a Master Repurchase Agreement ("MRA") on a net basis as of December 31, 2024:
Counterparty	Reverse Repurchase Agreements	Collateral Pledged (a)	Net Amount (b)
Barclays Bank PLC	$(7,273,438)	$7,273,438	$—
JPMorgan Securities LLC	(18,696,750)	18,343,442	(353,308)
	$(25,970,188)	$25,616,880	$(353,308)

(a)
Collateral with a value of $25,867,948 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the Master Securities Forward Transaction Agreement ("MSFTA") and net of the related collateral pledged or received by the Portfolio as of December 31, 2024:
Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral Pledged/ (Received)(b)	Net Amount(c)
UBS Securities LLC	$(200,642,186)	$196,205,511	$2,850,501	$(1,586,174)

(a)	Represents market value of borrowings as of December 31, 2024.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

See accompanying notes to financial statements.
BHFTI-131

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of December 31, 2024
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds	$—	$—	$—	$(7,273,438)	$(7,273,438)
U.S. Treasury	—	(18,696,750)	—	—	(18,696,750)
Secured Borrowing Transactions
U.S. Treasury	—	(34,661,872)	(165,980,314)	—	(200,642,186)
Total Borrowings	$—	$(53,358,622)	$(165,980,314)	$(7,273,438)	$(226,612,374)
Gross amount of recognized liabilities for secured borrowings transactions					$(226,612,374)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	03/21/25	4,946	USD	1,467,910,975	$(45,313,479)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	(1,392)	USD	(154,947,000)	2,848,430
Net Unrealized Depreciation					$(42,465,049)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Equity			Unrealized depreciation on futures contracts (a)	$45,313,479
Interest Rate	Unrealized appreciation on futures contracts (a)	$2,848,430
Total		$2,848,430		$45,313,479

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$3,902,142	$257,393,763	$261,295,905

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$2,848,430	$(113,445,852)	$(110,597,422)
See accompanying notes to financial statements.
BHFTI-132

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of December 31, 2024
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,711,168,957
Futures contracts short	(98,425,229)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$3,505,000,430	$—	$—	$3,505,000,430
Total U.S. Treasury & Government Agencies*	—	1,602,998,933	—	1,602,998,933
Total Corporate Bonds & Notes*	—	124,068,023	—	124,068,023
Total Mortgage-Backed Securities*	—	39,235,428	—	39,235,428
Total Municipals*	—	1,994,788	—	1,994,788
Total Short-Term Investments*	—	36,023,872	—	36,023,872
Total Investments	$3,505,000,430	$1,804,321,044	$—	$5,309,321,474
Reverse Repurchase Agreements (Liability)	$—	$(25,970,188)	$—	$(25,970,188)
Secured Borrowings (Liability)	$—	$(200,642,186)	$—	$(200,642,186)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,848,430	$—	$—	$2,848,430
Futures Contracts (Unrealized Depreciation)	(45,313,479)	—	—	(45,313,479)
Total Futures Contracts	$(42,465,049)	$—	$—	$(42,465,049)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$5,971,062,031
Gross unrealized appreciation	142,261,275
Gross unrealized (depreciation)	(804,001,832)
Net unrealized appreciation (depreciation)	$(661,740,557)
See accompanying notes to financial statements.
BHFTI-133

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$1,804,321,044
Affiliated investments at value (b)	3,505,000,430
Cash denominated in foreign currencies (c)	362,694
Receivable for:
Affiliated investments sold	934,980
TBA securities sold	29,501,875
Fund shares sold	6,068
Due from affiliate	3,546
Interest	13,512,776
Deferred dollar roll income	167,933
Prepaid expenses	7,648
Total Assets	5,353,818,994
Liabilities
Secured borrowings	200,642,186
Reverse repurchase agreements	25,970,188
Payable for:
TBA securities purchased	147,374,531
Fund shares redeemed	941,048
Interest on reverse repurchase agreements	12,694
Variation margin on futures contracts	4,596,751
Accrued Expenses:
Management fees	1,057,387
Distribution and service fees	1,088,079
Deferred trustees’ fees	207,941
Other expenses	215,822
Total Liabilities	382,106,627
Net Assets	$4,971,712,367
Net Assets Consist of:
Paid in surplus	$5,994,595,356
Distributable earnings (Accumulated losses)	(1,022,882,989)
Net Assets	$4,971,712,367
Net Assets
Class B	$4,971,712,367
Capital Shares Outstanding*
Class B	564,441,682
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.81

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,221,962,617.
(b)	Identified cost of affiliated investments was $3,660,119,928.
(c)	Identified cost of cash denominated in foreign currencies was $390,357.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from affiliated investments	$147,162,530
Interest	81,055,966
Total investment income	228,218,496
Expenses
Management fees	17,514,485
Administration fees	118,291
Custodian and accounting fees	100,724
Distribution and service fees—Class B	17,996,727
Interest expense	5,523,841
Audit and tax services	64,115
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	53,359
Insurance	20,040
Miscellaneous	38,503
Total expenses	41,549,889
Less management fee waiver	(250,000)
Net expenses	41,299,889
Net Investment Income	186,918,607
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(144,441,318)
Affiliated investments	(148,500,038)
Capital gain distributions from affiliated investments	78,889,510
Futures contracts	261,295,905
Net realized gain (loss)	47,244,059
Net change in unrealized appreciation (depreciation) on:
Investments	22,900,336
Affiliated investments	189,326,840
Futures contracts	(110,597,422)
Foreign currency transactions	(28,006)
Net change in unrealized appreciation (depreciation)	101,601,748
Net realized and unrealized gain (loss)	148,845,807
Net Increase (Decrease) in Net Assets From Operations	$335,764,414
See accompanying notes to financial statements.
BHFTI-134

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$186,918,607	$174,604,804
Net realized gain (loss)	47,244,059	(188,766,094)
Net change in unrealized appreciation (depreciation)	101,601,748	700,629,706
Increase (decrease) in net assets from operations	335,764,414	686,468,416
From Distributions to Shareholders
Class B	(179,265,176)	(249,923,152)
Total distributions	(179,265,176)	(249,923,152)
Increase (decrease) in net assets from capital share transactions	(2,873,101,596)	(808,648,392)
Total increase (decrease) in net assets	(2,716,602,358)	(372,103,128)
Net Assets
Beginning of period	7,688,314,725	8,060,417,853
End of period	$4,971,712,367	$7,688,314,725

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	1,251,897	$11,173,853	1,682,851	$14,133,863
Reinvestments	20,347,920	179,265,176	29,823,765	249,923,152
Redemptions	(341,124,786)	(3,063,540,625)	(128,533,443)	(1,072,705,407)
Net increase (decrease)	(319,524,969)	$(2,873,101,596)	(97,026,827)	$(808,648,392)
Increase (decrease) derived from capital shares transactions		$(2,873,101,596)		$(808,648,392)
See accompanying notes to financial statements.
BHFTI-135

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.70	$8.22	$12.01	$11.84	$12.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.19	0.18	0.14	0.25
Net realized and unrealized gain (loss)	0.10	0.56	(2.76)	0.73	1.06
Total income (loss) from investment operations	0.33	0.75	(2.58)	0.87	1.31
Less Distributions
Distributions from net investment income	(0.22)	(0.27)	(0.25)	(0.28)	(0.29)
Distributions from net realized capital gains	0.00	0.00	(0.96)	(0.42)	(1.19)
Total distributions	(0.22)	(0.27)	(1.21)	(0.70)	(1.48)
Net Asset Value, End of Period	$8.81	$8.70	$8.22	$12.01	$11.84
Total Return (%) (b)	3.76	9.24	(21.81)	7.54	12.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (c)	0.58	0.55	0.51	0.49	0.50
Gross ratio of expenses to average net assets excluding interest expense (%) (c)	0.50	0.49	0.49	0.49	0.49
Net ratio of expenses to average net assets (%) (c) (d)	0.57	0.55	0.51	0.49	0.49
Net ratio of expenses to average net assets excluding interest expense (%) (c) (d)	0.50	0.49	0.49	0.49	0.49
Ratio of net investment income (loss) to average net assets (%) (e)	2.60	2.22	1.91	1.18	2.19
Portfolio turnover rate (%)	35 (f)	41 (f)	26 (f)	45 (f)	76 (f)
Net assets, end of period (in millions)	$4,971.7	$7,688.3	$8,060.4	$11,622.6	$12,162.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 10%, 12%, 8%, 18%, and 24% for the years ended December 31, 2024,
2023, 2022, 2021 and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-136

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.5%
Leonardo DRS, Inc. (a) (b)	113,434	$3,665,053
Automobile Components — 0.6%
Adient PLC (b)	68,300	1,176,809
Holley, Inc. (a) (b)	479,938	1,449,413
Patrick Industries, Inc. (a)	24,450	2,031,306
		4,657,528
Banks — 14.8%
Associated Banc-Corp. (a)	134,197	3,207,308
Atlantic Union Bankshares Corp. (a)	50,075	1,896,841
Bank of NT Butterfield & Son Ltd.	82,350	3,009,893
BOK Financial Corp.	15,827	1,684,784
Cadence Bank	118,950	4,097,828
Columbia Banking System, Inc.	222,841	6,018,935
Comerica, Inc.	50,850	3,145,073
East West Bancorp, Inc.	61,950	5,932,332
First Financial Bancorp	121,150	3,256,512
First Hawaiian, Inc.	41,420	1,074,849
FNB Corp.	409,550	6,053,149
Hancock Whitney Corp. (a)	253,157	13,852,751
Hope Bancorp, Inc.	292,640	3,596,546
Old National Bancorp (a)	349,706	7,590,369
Renasant Corp. (a)	118,754	4,245,456
Sandy Spring Bancorp, Inc. (a)	32,575	1,098,103
SouthState Corp. (a)	70,584	7,021,696
Synovus Financial Corp.	120,950	6,196,268
UMB Financial Corp. (a)	120,033	13,546,924
Valley National Bancorp	579,150	5,247,099
WaFd, Inc.	83,000	2,675,920
Webster Financial Corp.	208,433	11,509,670
		115,958,306
Beverages — 0.7%
Primo Brands Corp. - Class A (a)	171,571	5,279,240
Building Products — 3.2%
CSW Industrials, Inc. (a)	5,363	1,892,066
Griffon Corp.	67,950	4,842,797
Janus International Group, Inc. (a) (b)	216,608	1,592,069
Quanex Building Products Corp.	172,372	4,178,297
Simpson Manufacturing Co., Inc. (a)	19,238	3,190,238
UFP Industries, Inc.	58,557	6,596,446
Zurn Elkay Water Solutions Corp.	76,650	2,859,045
		25,150,958
Capital Markets — 1.8%
GlassBridge Enterprises, Inc. (b)	572	18,304
Marex Group PLC	60,050	1,871,758
MidCap Financial Investment Corp.	131,542	1,774,502
New Mountain Finance Corp.	196,970	2,217,882
P10, Inc. - Class A	161,852	2,040,954
Stifel Financial Corp.	54,350	5,765,448
Westwood Holdings Group, Inc.	42,205	612,395
		14,301,243
Security Description	Shares	Value
Chemicals — 6.3%
Ashland, Inc.	24,750	$1,768,635
Avient Corp.	312,827	12,782,111
Ecovyst, Inc. (a) (b)	339,305	2,592,290
HB Fuller Co.	40,700	2,746,436
Huntsman Corp.	92,250	1,663,268
Innospec, Inc. (a)	130,991	14,416,869
Mativ Holdings, Inc.	271,376	2,957,998
Minerals Technologies, Inc.	30,660	2,336,599
NewMarket Corp.	10,858	5,736,824
Quaker Chemical Corp. (a)	17,443	2,455,277
		49,456,307
Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	415,626	2,182,036
Ennis, Inc. (a)	108,407	2,286,304
Matthews International Corp. - Class A	52,244	1,446,114
UniFirst Corp.	17,340	2,966,700
Viad Corp. (b)	96,045	4,082,873
VSE Corp. (a)	17,319	1,647,037
		14,611,064
Construction & Engineering — 1.6%
API Group Corp. (b)	97,061	3,491,284
Centuri Holdings, Inc. (b)	54,000	1,042,740
Everus Construction Group, Inc. (b)	35,075	2,306,181
MasTec, Inc. (b)	42,745	5,819,305
		12,659,510
Construction Materials — 2.3%
Eagle Materials, Inc. (a)	45,442	11,213,268
Knife River Corp. (b)	25,500	2,591,820
Summit Materials, Inc. - Class A (b)	84,703	4,285,972
		18,091,060
Consumer Finance — 0.4%
Bread Financial Holdings, Inc.	46,900	2,863,714
Consumer Staples Distribution & Retail — 0.5%
Performance Food Group Co. (b)	43,331	3,663,636
Containers & Packaging — 2.8%
Berry Global Group, Inc.	105,704	6,835,878
Myers Industries, Inc.	140,450	1,550,568
Silgan Holdings, Inc. (a)	164,962	8,586,272
TriMas Corp.	213,462	5,249,030
		22,221,748
Electric Utilities — 0.6%
OGE Energy Corp.	106,800	4,405,500
Electrical Equipment — 1.5%
Atkore, Inc.	86,907	7,252,389
NEXTracker, Inc. - Class A (a) (b)	49,464	1,806,920
Regal Rexnord Corp.	17,606	2,731,219
		11,790,528
See accompanying notes to financial statements.
BHFTI-137

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 3.3%
Belden, Inc. (a)	96,524	$10,869,568
Flex Ltd. (b)	87,587	3,362,465
Ingram Micro Holding Corp. (b)	59,158	1,147,074
Insight Enterprises, Inc. (a) (b)	3,799	577,828
Knowles Corp. (a) (b)	54,980	1,095,751
Novanta, Inc. (b)	10,694	1,633,722
TD SYNNEX Corp.	26,100	3,061,008
TTM Technologies, Inc. (b)	169,676	4,199,481
		25,946,897
Energy Equipment & Services — 1.8%
Forum Energy Technologies, Inc. (a) (b)	18,776	290,840
Kodiak Gas Services, Inc.	88,800	3,625,704
Liberty Energy, Inc. (a)	273,882	5,447,513
Noble Corp. PLC	51,150	1,606,110
Patterson-UTI Energy, Inc. (a)	357,196	2,950,439
		13,920,606
Financial Services — 1.8%
Compass Diversified Holdings	287,676	6,639,562
Essent Group Ltd.	72,450	3,944,178
Euronet Worldwide, Inc. (b)	28,678	2,949,246
Merchants Bancorp	14,290	521,156
		14,054,142
Food Products — 3.6%
Flowers Foods, Inc.	95,200	1,966,832
J&J Snack Foods Corp. (a)	121,884	18,907,865
Nomad Foods Ltd.	313,877	5,266,856
Tootsie Roll Industries, Inc. (a)	78,468	2,536,870
		28,678,423
Gas Utilities — 1.2%
MDU Resources Group, Inc. (a)	286,277	5,158,711
Southwest Gas Holdings, Inc.	56,400	3,988,044
		9,146,755
Ground Transportation — 1.1%
Saia, Inc. (b)	1,850	843,100
Werner Enterprises, Inc.	221,166	7,944,283
		8,787,383
Health Care Equipment & Supplies — 2.2%
CONMED Corp. (a)	14,873	1,017,908
Globus Medical, Inc. - Class A (b)	37,050	3,064,406
Haemonetics Corp. (a) (b)	41,490	3,239,539
ICU Medical, Inc. (b)	12,582	1,952,349
Integer Holdings Corp. (a) (b)	27,350	3,624,422
Merit Medical Systems, Inc. (b)	22,600	2,185,872
Varex Imaging Corp. (b)	146,395	2,135,903
		17,220,399
Health Care Providers & Services — 0.7%
Ardent Health Partners, Inc. (b)	54,035	922,918
Patterson Cos., Inc.	112,566	3,473,787
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Premier, Inc. - Class A (a)	61,556	$1,304,987
		5,701,692
Health Care REITs — 0.7%
Community Healthcare Trust, Inc.	59,500	1,142,995
National Health Investors, Inc.	58,950	4,085,235
		5,228,230
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. (a)	264,450	4,059,307
Hotels, Restaurants & Leisure — 1.7%
Boyd Gaming Corp.	50,159	3,638,534
Choice Hotels International, Inc. (a)	14,300	2,030,314
Denny's Corp. (a) (b)	386,740	2,339,777
Dine Brands Global, Inc. (a)	13,914	418,811
Genius Sports Ltd. (b)	88,932	769,262
Jack in the Box, Inc. (a)	49,627	2,066,468
Texas Roadhouse, Inc.	11,850	2,138,096
		13,401,262
Household Durables — 1.3%
KB Home (a)	51,850	3,407,582
M/I Homes, Inc. (b)	18,800	2,499,460
Meritage Homes Corp.	26,400	4,060,848
		9,967,890
Household Products — 2.1%
Central Garden & Pet Co. (Voting Shares) (a) (b)	67,000	2,599,600
Central Garden & Pet Co. (Non-Voting Shares) - Class A (b)	124,785	4,124,144
Spectrum Brands Holdings, Inc.	113,553	9,594,093
		16,317,837
Industrial REITs — 0.7%
LXP Industrial Trust	461,400	3,746,568
Plymouth Industrial REIT, Inc.	86,750	1,544,150
		5,290,718
Insurance — 5.2%
Abacus Life, Inc. (a) (b)	87,571	685,681
Assurant, Inc.	18,200	3,880,604
Axis Capital Holdings Ltd.	75,200	6,664,224
CNO Financial Group, Inc.	42,432	1,578,895
Hanover Insurance Group, Inc. (a)	77,299	11,955,063
ProAssurance Corp. (b)	93,035	1,480,187
Selective Insurance Group, Inc.	25,040	2,341,741
Stewart Information Services Corp. (a)	140,186	9,461,153
White Mountains Insurance Group Ltd. (a)	1,581	3,075,140
		41,122,688
Interactive Media & Services — 0.1%
Ziff Davis, Inc. (b)	16,882	917,368
IT Services — 0.6%
Kyndryl Holdings, Inc. (b)	142,082	4,916,037
See accompanying notes to financial statements.
BHFTI-138

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Leisure Products — 0.4%
Acushnet Holdings Corp. (a)	43,100	$3,063,548
Life Sciences Tools & Services — 0.4%
Azenta, Inc. (a) (b)	57,352	2,867,600
Machinery — 8.5%
Alamo Group, Inc.	40,069	7,449,228
Atmus Filtration Technologies, Inc.	54,334	2,128,806
Columbus McKinnon Corp. (a)	61,892	2,304,858
Douglas Dynamics, Inc.	167,371	3,954,977
Franklin Electric Co., Inc.	138,743	13,520,505
Gates Industrial Corp. PLC (b)	210,048	4,320,687
Hillman Solutions Corp. (b)	502,200	4,891,428
ITT, Inc.	42,480	6,069,542
Mayville Engineering Co., Inc. (b)	134,508	2,114,466
Mueller Industries, Inc.	175,153	13,900,142
Terex Corp.	65,200	3,013,544
Timken Co.	44,750	3,193,808
		66,861,991
Marine Transportation — 0.4%
Kirby Corp. (b)	26,850	2,840,730
Media — 0.2%
DallasNews Corp.	31,298	232,544
Thryv Holdings, Inc. (a) (b)	75,617	1,119,132
		1,351,676
Metals & Mining — 0.4%
Arch Resources, Inc.	5,899	833,057
Constellium SE (b)	125,800	1,291,966
Ryerson Holding Corp. (a)	58,950	1,091,164
		3,216,187
Mortgage Real Estate Investment Trusts — 1.3%
AGNC Investment Corp. (a)	505,343	4,654,209
New York Mortgage Trust, Inc. (a)	251,591	1,524,642
Two Harbors Investment Corp. (a)	359,946	4,258,161
		10,437,012
Multi-Utilities — 0.4%
Black Hills Corp.	53,340	3,121,457
Oil, Gas & Consumable Fuels — 4.0%
Berry Corp.	184,780	763,142
Chord Energy Corp.	46,909	5,484,600
EnLink Midstream LLC (b)	208,689	2,952,949
Gulfport Energy Corp. (b)	25,850	4,761,570
International Seaways, Inc.	58,250	2,093,505
Magnolia Oil & Gas Corp. - Class A (a)	289,545	6,769,562
Matador Resources Co.	56,280	3,166,313
Northern Oil & Gas, Inc. (a)	89,527	3,326,823
PBF Energy, Inc. - Class A (a)	50,950	1,352,723
SM Energy Co. (a)	23,353	905,162
		31,576,349
Security Description	Shares	Value
Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.	43,450	$4,499,247
Personal Care Products — 0.2%
Edgewell Personal Care Co. (a)	39,412	1,324,243
Pharmaceuticals — 1.4%
Perrigo Co. PLC (a)	71,294	1,832,969
Prestige Consumer Healthcare, Inc. (a) (b)	120,260	9,391,103
		11,224,072
Professional Services — 2.8%
Alight, Inc. - Class A (a)	105,884	732,717
CACI International, Inc. - Class A (b)	10,600	4,283,036
CBIZ, Inc. (a) (b)	46,677	3,819,579
KBR, Inc.	58,260	3,375,002
Korn Ferry (a)	89,012	6,003,859
Maximus, Inc.	46,406	3,464,208
		21,678,401
Residential REITs — 1.2%
Centerspace	31,900	2,110,185
Elme Communities	148,124	2,261,854
Independence Realty Trust, Inc. (a)	247,360	4,907,622
		9,279,661
Retail REITs — 1.5%
Agree Realty Corp. (a)	109,073	7,684,193
Kite Realty Group Trust	172,463	4,352,966
		12,037,159
Semiconductors & Semiconductor Equipment — 1.0%
Allegro MicroSystems, Inc. (a) (b)	63,700	1,392,482
Cirrus Logic, Inc. (b)	31,150	3,101,917
Diodes, Inc. (a) (b)	57,719	3,559,531
		8,053,930
Software — 1.0%
ACI Worldwide, Inc. (b)	47,450	2,463,130
E2open Parent Holdings, Inc. (a) (b)	252,408	671,405
Pagaya Technologies Ltd. - Class A (a) (b)	33,996	315,823
Progress Software Corp. (a)	36,581	2,383,252
RingCentral, Inc. - Class A (b)	50,500	1,768,005
Synchronoss Technologies, Inc. (b)	40,797	391,651
		7,993,266
Specialty Retail — 0.8%
Five Below, Inc. (b)	7,166	752,143
Foot Locker, Inc. (a) (b)	44,798	974,805
Group 1 Automotive, Inc. (a)	10,650	4,488,762
		6,215,710
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. (a) (b)	50,771	2,185,184
See accompanying notes to financial statements.
BHFTI-139

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co. (a)	23,100	$1,938,783
Crocs, Inc. (b)	20,000	2,190,600
Levi Strauss & Co. - Class A	100,349	1,736,038
Oxford Industries, Inc. (a)	17,450	1,374,711
Steven Madden Ltd. (a)	128,485	5,463,182
		12,703,314
Trading Companies & Distributors — 1.9%
Air Lease Corp. (a)	65,007	3,133,988
Beacon Roofing Supply, Inc. (b)	37,350	3,794,013
Custom Truck One Source, Inc. (a) (b)	281,219	1,352,663
H&E Equipment Services, Inc. (a)	58,750	2,876,400
WESCO International, Inc.	21,050	3,809,208
		14,966,272
Total Common Stocks (Cost $620,394,577)		770,950,038

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (b) (c) (d) (Cost $0)	140,969	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (b) (Cost $0)	35,242	0

Short-Term Investments—1.6%
Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $12,920,498; collateralized by U.S. Treasury Notes at 4.375%, maturing 12/15/26, with a market value of $13,176,692	12,918,165	12,918,165
Total Short-Term Investments (Cost $12,918,165)		12,918,165

Securities Lending Reinvestments (e)—10.3%
Certificates of Deposit—1.1%
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	1,000,000
4.810%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Bank of Nova Scotia
4.670%, SOFR + 0.300%, 03/13/25 (f)	2,000,000	1,999,978
Barclays Bank PLC (NY)
4.840%, SOFR + 0.380%, 02/10/25 (f)	1,000,000	1,000,066
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	983,670
Standard Chartered Bank
4.730%, SOFR + 0.360%, 01/23/25 (f)	1,000,000	999,998
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Toronto-Dominion Bank
4.840%, SOFR + 0.380%, 01/08/25 (f)	2,000,000	$1,999,990
		8,983,700
Repurchase Agreements—5.7%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $1,000,247; collateralized by various Common Stock with an aggregate market value of $1,113,508	1,000,000	1,000,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $5,001,239; collateralized by various Common Stock with an aggregate market value of $5,567,542	5,000,000	5,000,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $7,301,829; collateralized by various Common Stock with an aggregate market value of $8,128,612	7,300,000	7,300,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $2,000,456; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $7,031,510; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $7,140,001	7,000,000	7,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $1,895,943; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $1,933,389	1,895,480	1,895,480
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $12,410,753; collateralized by various Common Stock with an aggregate market value of $13,830,707	12,400,000	12,400,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $2,000,502; collateralized by various Common Stock with an aggregate market value of $2,230,880	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $3,013,417; collateralized by various Common Stock with an aggregate market value of $3,333,759	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $3,000,738; collateralized by various Common Stock with an aggregate market value of $3,300,813	3,000,000	3,000,000
		44,595,480
See accompanying notes to financial statements.
BHFTI-140

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Time Deposit—0.4%
National Bank of Canada
4.400%, OBFR + 0.070%, 01/07/25 (f)	3,000,000	$3,000,000

Mutual Funds—3.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (g)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (g)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (g)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (g)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (g)	2,000,000	2,000,000
		24,000,000
Total Securities Lending Reinvestments (Cost $80,579,315)		80,579,180
Total Investments—110.3% (Cost $713,892,057)		864,447,383
Other assets and liabilities (net)—(10.3)%		(80,663,633)
Net Assets—100.0%		$783,783,750

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $105,382,626 and the collateral received consisted of cash in the amount of $80,573,013 and non-cash collateral with a value of $26,970,228. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$156,242,703	$0	$373,318,699
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(80,573,013)	$—	$—	$—	$(80,573,013)
Gross amount of recognized liabilities for securities lending transactions					$(80,573,013)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$770,950,038	$—	$—	$770,950,038
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	12,918,165	—	12,918,165
See accompanying notes to financial statements.
BHFTI-141

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$8,983,700	$—	$8,983,700
Repurchase Agreements	—	44,595,480	—	44,595,480
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	24,000,000	—	—	24,000,000
Total Securities Lending Reinvestments	24,000,000	56,579,180	—	80,579,180
Total Investments	$794,950,038	$69,497,345	$0	$864,447,383
Collateral for Securities Loaned (Liability)	$—	$(80,573,013)	$—	$(80,573,013)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$717,096,901
Gross unrealized appreciation	208,368,508
Gross unrealized (depreciation)	(61,018,026)
Net unrealized appreciation (depreciation)	$147,350,482
See accompanying notes to financial statements.
BHFTI-142

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$864,447,383
Cash	1
Receivable for:
Investments sold	53,235
Fund shares sold	7,054
Dividends and interest	1,099,819
Prepaid expenses	2,998
Total Assets	865,610,490
Liabilities
Collateral for securities loaned	80,573,013
Payable for:
Investments purchased	270,655
Fund shares redeemed	35,513
Accrued Expenses:
Management fees	512,499
Distribution and service fees	74,022
Deferred trustees’ fees	221,249
Other expenses	139,789
Total Liabilities	81,826,740
Net Assets	$783,783,750
Net Assets Consist of:
Paid in surplus	$517,774,839
Distributable earnings (Accumulated losses)	266,008,911
Net Assets	$783,783,750
Net Assets
Class A	$449,670,802
Class B	334,112,948
Capital Shares Outstanding*
Class A	32,206,376
Class B	24,332,882
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.96
Class B	13.73

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $713,892,057.
(b)	Includes securities loaned at value of $105,382,626.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$18,122,928
Interest	605,125
Securities lending income	407,378
Total investment income	19,135,431
Expenses
Management fees	6,562,271
Administration fees	49,279
Custodian and accounting fees	70,595
Distribution and service fees—Class B	873,725
Audit and tax services	52,406
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	57,897
Insurance	7,477
Miscellaneous	15,489
Total expenses	7,808,943
Less management fee waiver	(93,742)
Less broker commission recapture	(5,820)
Net expenses	7,709,381
Net Investment Income	11,426,050
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	109,844,119
Foreign currency transactions	(23)
Net realized gain (loss)	109,844,096
Net change in unrealized appreciation (depreciation) on investments	(44,340,464)
Net realized and unrealized gain (loss)	65,503,632
Net Increase (Decrease) in Net Assets From Operations	$76,929,682

(a)	Net of foreign withholding taxes of $32,842.
See accompanying notes to financial statements.
BHFTI-143

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,426,050	$12,434,250
Net realized gain (loss)	109,844,096	57,279,630
Net change in unrealized appreciation (depreciation)	(44,340,464)	55,704,462
Increase (decrease) in net assets from operations	76,929,682	125,418,342
From Distributions to Shareholders
Class A	(41,606,617)	(55,059,141)
Class B	(28,327,046)	(32,458,375)
Total distributions	(69,933,663)	(87,517,516)
Increase (decrease) in net assets from capital share transactions	(162,130,415)	(15,501,119)
Total increase (decrease) in net assets	(155,134,396)	22,399,707
Net Assets
Beginning of period	938,918,146	916,518,439
End of period	$783,783,750	$938,918,146

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	82,428	$1,151,674	1,270,513	$16,846,617
Reinvestments	3,130,671	41,606,617	4,338,782	55,059,141
Redemptions	(12,454,202)	(182,814,974)	(6,459,093)	(89,839,624)
Net increase (decrease)	(9,241,103)	$(140,056,683)	(849,798)	$(17,933,866)
Class B
Sales	532,789	$7,273,705	1,025,539	$13,379,876
Reinvestments	2,164,022	28,327,046	2,594,594	32,458,375
Redemptions	(4,135,544)	(57,674,483)	(3,291,916)	(43,405,504)
Net increase (decrease)	(1,438,733)	$(22,073,732)	328,217	$2,432,747
Increase (decrease) derived from capital shares transactions		$(162,130,415)		$(15,501,119)
See accompanying notes to financial statements.
BHFTI-144

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.05	$13.60	$19.25	$14.72	$15.76
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.20	0.19	0.14	0.17
Net realized and unrealized gain (loss)	0.92	1.59	(2.70)	4.58	(0.46)
Total income (loss) from investment operations	1.12	1.79	(2.51)	4.72	(0.29)
Less Distributions
Distributions from net investment income	(0.22)	(0.18)	(0.16)	(0.18)	(0.20)
Distributions from net realized capital gains	(0.99)	(1.16)	(2.98)	(0.01)	(0.55)
Total distributions	(1.21)	(1.34)	(3.14)	(0.19)	(0.75)
Net Asset Value, End of Period	$13.96	$14.05	$13.60	$19.25	$14.72
Total Return (%) (b)	8.40	14.21	(12.90)	32.12 (c)	(0.32)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79	0.79	0.78	0.77	0.79
Net ratio of expenses to average net assets (%) (d)	0.78	0.78	0.76	0.75	0.78
Ratio of net investment income (loss) to average net assets (%)	1.40	1.46	1.19	0.81	1.37
Portfolio turnover rate (%)	18	22	17	18	38
Net assets, end of period (in millions)	$449.7	$582.4	$575.3	$799.1	$828.7

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.84	$13.41	$19.01	$14.55	$15.58
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.16	0.15	0.10	0.13
Net realized and unrealized gain (loss)	0.90	1.57	(2.66)	4.52	(0.44)
Total income (loss) from investment operations	1.06	1.73	(2.51)	4.62	(0.31)
Less Distributions
Distributions from net investment income	(0.18)	(0.14)	(0.11)	(0.15)	(0.17)
Distributions from net realized capital gains	(0.99)	(1.16)	(2.98)	(0.01)	(0.55)
Total distributions	(1.17)	(1.30)	(3.09)	(0.16)	(0.72)
Net Asset Value, End of Period	$13.73	$13.84	$13.41	$19.01	$14.55
Total Return (%) (b)	8.10	13.95	(13.09)	31.77 (c)	(0.57)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04	1.04	1.03	1.02	1.04
Net ratio of expenses to average net assets (%) (d)	1.03	1.03	1.01	1.00	1.03
Ratio of net investment income (loss) to average net assets (%)	1.17	1.22	0.96	0.57	1.08
Portfolio turnover rate (%)	18	22	17	18	38
Net assets, end of period (in millions)	$334.1	$356.6	$341.2	$436.8	$395.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A and Class B would have been 31.92% and 31.56% for the year ended December 31, 2021.
(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-145

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—90.5% of Net Assets

Security Description	Shares	Value

Belgium — 4.3%
Anheuser-Busch InBev SA	157,953	$7,903,356
Anheuser-Busch InBev SA (ADR)	79,236	3,967,347
UCB SA	121,235	24,059,694
		35,930,397
Canada — 3.1%
Canadian Pacific Kansas City Ltd.	299,600	21,692,837
TransAlta Corp.	307,870	4,354,236
		26,047,073
China — 0.9%
Tencent Music Entertainment Group (ADR)	644,762	7,318,049
Denmark — 5.7%
Danske Bank AS	586,022	16,579,939
NKT AS (a)	89,919	6,438,083
Novo Nordisk AS - Class B	207,217	17,834,595
Novonesis (Novozymes) - B Shares	117,584	6,635,767
		47,488,384
France — 11.9%
Accor SA	174,497	8,450,748
Air Liquide SA	153,921	24,884,819
AXA SA	252,282	8,969,945
BNP Paribas SA	135,294	8,285,889
Bureau Veritas SA	181,608	5,519,990
Cie de Saint-Gobain SA	114,482	10,077,343
Engie SA	722,292	11,449,756
EssilorLuxottica SA	6,901	1,676,936
Pernod Ricard SA	41,465	4,637,547
Safran SA	69,105	15,095,721
		99,048,694
Germany — 11.2%
Allianz SE	52,309	16,029,740
Deutsche Boerse AG	117,498	27,074,752
Deutsche Telekom AG	1,172,655	35,094,239
Vonovia SE	482,778	14,651,758
		92,850,489
Italy — 3.4%
BFF Bank SpA	780,310	7,462,685
Mediobanca Banca di Credito Finanziario SpA	573,196	8,351,828
UniCredit SpA	105,225	4,201,056
Wizz Air Holdings PLC (a)	444,237	7,945,285
		27,960,854
Japan — 6.2%
Coca-Cola Bottlers Japan Holdings, Inc. (b)	301,211	4,752,360
Mitsubishi UFJ Financial Group, Inc.	1,263,400	14,816,404
Nippon Sanso Holdings Corp.	360,433	10,009,496
Otsuka Holdings Co. Ltd. (b)	129,700	7,031,389
Sumitomo Mitsui Financial Group, Inc.	462,500	11,137,501
Tokyo Gas Co. Ltd.	145,935	4,053,503
		51,800,653
Security Description	Shares	Value
Mexico — 1.4%
Cemex SAB de CV (ADR) (b)	1,075,501	$6,065,826
Wal-Mart de Mexico SAB de CV	2,074,600	5,460,364
		11,526,190
Netherlands — 4.3%
Argenx SE (a)	19,131	11,812,070
Argenx SE (ADR) (a)	32,870	20,215,050
Heineken NV	44,981	3,193,852
		35,220,972
Russia — 0.0%
Sberbank of Russia PJSC † (a) (c) (d)	5,306,492	0
South Korea — 2.9%
Hanwha Aerospace Co. Ltd.	39,394	8,699,557
LIG Nex1 Co. Ltd.	56,044	8,350,143
Samsung Electronics Co. Ltd.	186,335	6,724,566
		23,774,266
Spain — 1.8%
Aena SME SA	71,868	14,669,118
Switzerland — 9.1%
Galderma Group AG (a)	82,211	9,112,965
Medacta Group SA	54,695	6,427,888
SGS SA	151,610	15,180,865
UBS Group AG	1,465,546	44,690,069
		75,411,787
United Kingdom — 16.9%
3i Group PLC	177,910	7,903,660
British American Tobacco PLC	537,902	19,505,320
Flutter Entertainment PLC (a)	28,728	7,422,113
London Stock Exchange Group PLC	78,956	11,117,524
Melrose Industries PLC	3,404,077	23,592,014
National Grid PLC	3,437,798	40,738,870
Reckitt Benckiser Group PLC	183,241	11,069,310
RELX PLC	421,540	19,102,124
		140,450,935
United States — 7.4%
Amazon.com, Inc. (a)	112,709	24,727,227
Aon PLC - Class A	63,363	22,757,455
Nestle SA	92,665	7,598,493
Swiss Re AG	45,030	6,501,731
		61,584,906
Total Common Stocks (Cost $705,194,126)		751,082,767

Equity Linked Security—2.0%
Italy — 2.0%
Ryanair Holdings PLC (HSBC Bank PLC) 10/31/25 (e) (Cost $15,953,336)	831,045	16,411,872
See accompanying notes to financial statements.
BHFTI-146

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of December 31, 2024
Short-Term Investments—8.1%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 8.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25 with a maturity value of $67,221,777; collateralized by U.S. Treasury Note at 4.375%, maturing 12/15/26, with a market value of $68,553,912	67,209,642	$67,209,642
Total Short-Term Investments (Cost $67,209,642)		67,209,642

Securities Lending Reinvestments (f)—0.3%
Repurchase Agreements — 0.1%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $32,958; collateralized by various Common Stock with an aggregate market value of $36,690	32,950	32,950
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $250,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $256,075	250,000	250,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $384,134; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $391,721	384,040	384,040
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $250,062; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $255,063	250,000	250,000
		916,990

Mutual Funds — 0.2%
Allspring Government Money Market Fund, Select Class, 4.420% (g)	250,000	250,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (g)	250,000	250,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (g)	250,000	250,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (g)	250,000	250,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (g)	250,000	250,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (g)	250,000	250,000
Security Description	Shares	Value
Mutual Funds — (Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (g)	250,000	$250,000
		1,750,000
Total Securities Lending Reinvestments (Cost $2,666,990)		2,666,990
Total Investments—100.9% (Cost $791,024,094)		837,371,271
Other assets and liabilities (net)—(0.9)%		(7,323,052)
Net Assets—100.0%		$830,048,219

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was $0, which is
0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $14,006,759 and the collateral received consisted of cash in the amount of
$2,666,990 and non-cash collateral with a value of $11,907,739. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

(f)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(g)	The rate shown represents the annualized seven-day yield as of December 31, 2024.

Ten Largest Industries as of December 31, 2024 (Unaudited)	% of Net Assets
Capital Markets	10.9
Banks	7.6
Pharmaceuticals	7.0
Aerospace & Defense	6.7
Insurance	6.5
Multi-Utilities	6.3
Chemicals	5.0
Professional Services	4.8
Diversified Telecommunication Services	4.2
Biotechnology	3.9

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0
See accompanying notes to financial statements.
BHFTI-147

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of December 31, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$766,469,484	$0	$979,301,145
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(2,666,990)	$—	$—	$—	$(2,666,990)
Gross amount of recognized liabilities for securities lending transactions					$(2,666,990)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$3,967,347	$31,963,050	$—	$35,930,397
Canada	26,047,073	—	—	26,047,073
China	7,318,049	—	—	7,318,049
Denmark	—	47,488,384	—	47,488,384
France	—	99,048,694	—	99,048,694
Germany	—	92,850,489	—	92,850,489
Italy	—	27,960,854	—	27,960,854
Japan	—	51,800,653	—	51,800,653
Mexico	11,526,190	—	—	11,526,190
Netherlands	20,215,050	15,005,922	—	35,220,972
Russia	—	—	0	0
South Korea	—	23,774,266	—	23,774,266
Spain	—	14,669,118	—	14,669,118
Switzerland	—	75,411,787	—	75,411,787
United Kingdom	6,570,574	133,880,361	—	140,450,935
United States	47,484,682	14,100,224	—	61,584,906
Total Common Stocks	123,128,965	627,953,802	0	751,082,767
Total Equity Linked Securities*	—	16,411,872	—	16,411,872
Total Short-Term Investments*	—	67,209,642	—	67,209,642
Securities Lending Reinvestments
Mutual Funds	1,750,000	—	—	1,750,000
Repurchase Agreements	—	916,990	—	916,990
Total Securities Lending Reinvestments	1,750,000	916,990	—	2,666,990
Total Investments	$124,878,965	$712,492,306	$0	$837,371,271
Collateral for Securities Loaned (Liability)	$—	$(2,666,990)	$—	$(2,666,990)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
See accompanying notes to financial statements.
BHFTI-148

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$793,825,295
Gross unrealized appreciation	101,852,000
Gross unrealized (depreciation)	(58,306,024)
Net unrealized appreciation (depreciation)	$43,545,976
See accompanying notes to financial statements.
BHFTI-149

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$837,371,271
Cash denominated in foreign currencies (c)	2,181,525
Receivable for:
Investments sold	1,014,443
Dividends and interest	3,495,210
Prepaid expenses	3,232
Total Assets	844,065,681
Liabilities
Collateral for securities loaned	2,666,990
Payable for:
Investments purchased	10,450,393
Fund shares redeemed	3,126
Accrued Expenses:
Management fees	533,387
Distribution and service fees	48
Deferred trustees’ fees	179,865
Other expenses	183,653
Total Liabilities	14,017,462
Net Assets	$830,048,219
Net Assets Consist of:
Paid in surplus	$640,431,647
Distributable earnings (Accumulated losses)	189,616,572
Net Assets	$830,048,219
Net Assets
Class A	$829,827,383
Class B	220,836
Capital Shares Outstanding*
Class A	73,630,251
Class B	19,629
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.27
Class B	11.25

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $791,024,094.
(b)	Includes securities loaned at value of $14,006,759.
(c)	Identified cost of cash denominated in foreign currencies was $2,194,969.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$16,224,487
Interest	926,701
Securities lending income	22,574
Total investment income	17,173,762
Expenses
Management fees	6,804,841
Administration fees	50,453
Custodian and accounting fees	182,103
Distribution and service fees—Class B	619
Audit and tax services	57,419
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	28,434
Insurance	7,909
Miscellaneous	32,383
Total expenses	7,283,965
Less management fee waiver	(78,656)
Net expenses	7,205,309
Net Investment Income	9,968,453
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	145,198,497
Foreign currency transactions	(178,805)
Net realized gain (loss)	145,019,692
Net change in unrealized appreciation (depreciation) on:
Investments	(57,690,986)
Foreign currency transactions	(147,722)
Net change in unrealized appreciation (depreciation)	(57,838,708)
Net realized and unrealized gain (loss)	87,180,984
Net Increase (Decrease) in Net Assets From Operations	$97,149,437

(a)	Net of foreign withholding taxes of $1,869,605.
See accompanying notes to financial statements.
BHFTI-150

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,968,453	$10,244,911
Net realized gain (loss)	145,019,692	24,641,486
Net change in unrealized appreciation (depreciation)	(57,838,708)	91,743,618
Increase (decrease) in net assets from operations	97,149,437	126,630,015
From Distributions to Shareholders
Class A	(10,251,956)	(16,019,392)
Class B	(2,295)	(3,551)
Total distributions	(10,254,251)	(16,022,943)
Increase (decrease) in net assets from capital share transactions	(175,796,494)	(118,295,739)
Total increase (decrease) in net assets	(88,901,308)	(7,688,667)
Net Assets
Beginning of period	918,949,527	926,638,194
End of period	$830,048,219	$918,949,527

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	7,230	$80,634	80,136	$797,766
Reinvestments	915,353	10,251,956	1,648,086	16,019,392
Redemptions	(16,610,076)	(186,087,488)	(13,786,646)	(135,105,376)
Net increase (decrease)	(15,687,493)	$(175,754,898)	(12,058,424)	$(118,288,218)
Class B
Sales	99	$1,100	240	$2,317
Reinvestments	205	2,295	365	3,551
Redemptions	(3,955)	(44,991)	(1,361)	(13,389)
Net increase (decrease)	(3,651)	$(41,596)	(756)	$(7,521)
Increase (decrease) derived from capital shares transactions		$(175,796,494)		$(118,295,739)
See accompanying notes to financial statements.
BHFTI-151

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.29	$9.14	$14.01	$13.03	$12.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.11	0.17	0.11	0.07
Net realized and unrealized gain (loss)	0.99	1.21	(2.96)	1.03	0.82
Total income (loss) from investment operations	1.11	1.32	(2.79)	1.14	0.89
Less Distributions
Distributions from net investment income	(0.13)	(0.17)	(0.11)	(0.08)	(0.16)
Distributions from net realized capital gains	0.00	0.00	(1.97)	(0.08)	(0.41)
Total distributions	(0.13)	(0.17)	(2.08)	(0.16)	(0.57)
Net Asset Value, End of Period	$11.27	$10.29	$9.14	$14.01	$13.03
Total Return (%) (b)	10.77	14.60	(19.10)	8.70	7.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80	0.81	0.79	0.80	0.80
Net ratio of expenses to average net assets (%) (c)	0.79	0.80	0.78	0.78	0.79
Ratio of net investment income (loss) to average net assets (%)	1.10	1.12	1.68	0.82	0.64
Portfolio turnover rate (%)	88	82	50	61	67
Net assets, end of period (in millions)	$829.8	$918.7	$926.4	$1,236.8	$1,212.0

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.27	$9.13	$13.97	$13.00	$12.67
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.09	0.14	0.08	0.04
Net realized and unrealized gain (loss)	0.98	1.20	(2.94)	1.02	0.83
Total income (loss) from investment operations	1.08	1.29	(2.80)	1.10	0.87
Less Distributions
Distributions from net investment income	(0.10)	(0.15)	(0.07)	(0.05)	(0.13)
Distributions from net realized capital gains	0.00	0.00	(1.97)	(0.08)	(0.41)
Total distributions	(0.10)	(0.15)	(2.04)	(0.13)	(0.54)
Net Asset Value, End of Period	$11.25	$10.27	$9.13	$13.97	$13.00
Total Return (%) (b)	10.53	14.22	(19.27)	8.41	7.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05	1.06	1.04	1.05	1.05
Net ratio of expenses to average net assets (%) (c)	1.04	1.05	1.03	1.03	1.04
Ratio of net investment income (loss) to average net assets (%)	0.86	0.87	1.42	0.57	0.34
Portfolio turnover rate (%)	88	82	50	61	67
Net assets, end of period (in millions)	$0.2	$0.2	$0.2	$0.3	$0.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-152

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—92.7% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 9.758%, 3M TSFR + 5.000%, 04/11/29	1,871,500	$1,687,357
Planet U.S. Buyer LLC
2024 Term Loan B, 7.521%, 3M TSFR + 3.000%, 02/07/31	1,218,875	1,230,302
		2,917,659
Aerospace/Defense — 1.3%
Air Comm Corporation LLC
2024 Delayed Draw Term Loan, 12/11/31 (b)	113,462	113,887
2024 Term Loan, 7.359%, 3M TSFR + 3.000%, 11/21/31	1,361,538	1,366,644
Barnes Group, Inc.
2024 Term Loan, 6.857%, 1M TSFR + 2.500%, 09/03/30	518,002	519,243
Novaria Holdings LLC
2024 Term Loan B, 8.457%, 1M TSFR + 4.000%, 06/06/31	199,500	201,495
TransDigm, Inc.
2023 Term Loan J, 6.829%, 3M TSFR + 2.500%, 02/28/31	3,049,707	3,056,984
2024 Term Loan K, 7.079%, 3M TSFR + 2.750%, 03/22/30	1,597,224	1,603,674
		6,861,927
Agriculture — 0.3%
A-AG U.S. GSI Bidco, Inc.
Term Loan B, 9.329%, 1M TSFR + 5.000%, 10/08/31	500,000	500,000
Alltech, Inc.
Term Loan B, 8.471%, 1M TSFR + 4.000%, 10/13/28	1,032,900	1,040,002
		1,540,002
Airlines — 0.3%
American Airlines, Inc.
2021 Term Loan, 9.629%, 3M TSFR + 4.750%, 04/20/28	700,000	719,578
WestJet Loyalty LP
Term Loan B, 7.579%, 3M TSFR + 3.250%, 02/14/31	992,500	997,566
		1,717,144
Apparel — 0.2%
ABG Intermediate Holdings 2 LLC
2024 Term Loan B, 12/21/28 (c)	247,916	249,289
Hanesbrands, Inc.
2023 Term Loan B, 8.107%, 1M TSFR + 3.750%, 03/08/30	896,928	907,018
		1,156,307
Auto Parts & Equipment — 1.4%
Adient U.S. LLC
2024 Term Loan B2, 6.607%, 1M TSFR + 2.250%, 01/31/31	666,464	670,629
Autokiniton U.S. Holdings, Inc.
2024 Term Loan B, 8.471%, 1M TSFR + 4.000%, 04/06/28	1,181,681	1,176,881
Clarios Global LP
2024 USD Term Loan B, 6.857%, 1M TSFR + 2.500%, 05/06/30	2,319,188	2,334,649
DexKo Global, Inc.
2021 USD Term Loan B, 8.340%, 3M TSFR + 3.750%, 10/04/28	875,250	830,150
Garrett LX I SARL
2024 Term Loan, 7.335%, 3M TSFR + 2.750%, 04/30/28	1,642,832	1,655,154
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
RealTruck Group, Inc.
2023 Incremental Term Loan, 9.471%, 1M TSFR + 5.000%, 01/31/28	694,750	$694,316
		7,361,779
Banks — 0.4%
Walker & Dunlop, Inc.
2021 Term Loan, 6.707%, 1M TSFR + 2.250%, 12/16/28	1,925,363	1,934,990
Beverages — 1.1%
Arterra Wines Canada, Inc.
2020 Term Loan, 8.090%, 3M TSFR + 3.500%, 11/24/27	888,000	871,128
City Brewing Co. LLC
2024 First Lien Second Out PIK TL, 9.909%, 3M TSFR + 5.000%, 04/05/28	862,321	366,487
2024 First Out New Money Term Loan, 10.906%, 3M TSFR + 6.250%, 04/05/28	180,680	144,544
2024 FLFO Roll Up Term Loan, 8.418%, 3M TSFR + 3.500%, 04/05/28	557,356	418,017
Triton Water Holdings, Inc.
Term Loan, 7.840%, 3M TSFR + 3.250%, 03/31/28	4,023,550	4,059,383
		5,859,559
Building Materials — 3.7%
ACProducts, Inc.
2021 Term Loan B, 8.840%, 3M TSFR + 4.250%, 05/17/28	2,130,144	1,716,540
Chamberlain Group, Inc.
Term Loan B, 7.707%, 1M TSFR + 3.250%, 11/03/28	2,314,585	2,330,703
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.897%, 1M TSFR + 4.500%, 05/15/31	1,945,125	1,876,073
CPG International, Inc.
2024 Term Loan B, 6.357%, 1M TSFR + 2.000%, 09/19/31	723,188	726,804
EMRLD Borrower LP
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 08/04/31	1,047,375	1,053,103
Term Loan B, 6.933%, 6M TSFR + 2.500%, 05/31/30	743,795	747,514
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 8.086%, 3M TSFR + 3.500%, 12/22/28	1,393,992	1,406,313
LHS Borrower LLC
2022 Term Loan B, 9.207%, 1M TSFR + 4.750%, 02/16/29	626,257	598,858
Nvent Electric Public Ltd.
Term Loan B, 09/12/31 (c)	1,125,000	1,139,063
Oscar AcquisitionCo LLC
Term Loan B, 8.495%, 6M TSFR + 4.250%, 04/29/29	2,164,707	2,145,091
Quikrete Holdings, Inc.
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 04/14/31	4,096,865	4,099,938
2024 Term Loan B1, 6.607%, 1M TSFR + 2.250%, 03/19/29	2,237,095	2,239,292
		20,079,292
Chemicals — 5.0%
A-AP Buyer, Inc.
Term Loan B, 7.607%, 1M TSFR + 3.250%, 09/09/31	475,000	478,958
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.079%, 3M TSFR + 1.750%, 12/20/29	1,319,124	1,324,162
CPC Acquisition Corp.
Term Loan, 8.340%, 3M TSFR + 3.750%, 12/29/27	608,550	545,794
See accompanying notes to financial statements.
BHFTI-153

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Discovery Purchaser Corp.
Term Loan, 8.965%, 3M TSFR + 4.375%, 10/04/29	1,195,504	$1,204,150
ECO Services Operations Corp.
2024 Term Loan B, 6.835%, 3M TSFR + 2.250%, 06/12/31	2,235,098	2,247,112
INEOS Enterprises Holdings U.S. Finco LLC
2023 USD 1st Lien Term Loan B, 8.364%, 3M TSFR + 3.750%, 07/08/30	1,559,250	1,565,097
INEOS U.S. Finance LLC
2023 USD Term Loan B, 7.607%, 1M TSFR + 3.250%, 02/18/30	4,747,455	4,774,159
2024 USD Term Loan B, 7.329%, 1M TSFR + 3.750%, 02/07/31	548,625	553,771
Lonza Group AG
USD Term Loan B, 8.354%, 3M TSFR + 3.925%, 07/03/28	1,764,689	1,736,563
Minerals Technologies, Inc.
2024 Term Loan B, 6.339%, 1M TSFR + 2.000%, 11/21/31	525,000	527,953
Momentive Performance Materials, Inc.
2023 Term Loan, 8.357%, 1M TSFR + 4.000%, 03/29/28	2,230,718	2,247,448
Nouryon Finance BV
2024 USD Term Loan B1, 7.657%, 3M TSFR + 3.250%, 04/03/28	754,188	762,201
2024 USD Term Loan B2, 7.657%, 6M TSFR + 3.250%, 04/03/28	668,263	674,110
Paint Intermediate III LLC
2024 Term Loan B, 7.522%, 3M TSFR + 3.000%, 10/09/31	525,000	528,609
PMHC II, Inc.
2022 Term Loan B, 9.058%, 3M TSFR + 4.250%, 04/23/29	2,284,089	2,256,173
Tronox Finance LLC
2024 1st Lien Term Loan B, 6.857%, 1M TSFR + 2.500%, 09/18/31	1,778,000	1,785,779
2024 Term Loan B1, 6.601%, 3M TSFR + 2.250%, 04/04/29	2,768,250	2,781,596
WR Grace & Co-Conn.
2021 Term Loan B, 7.579%, 3M TSFR + 3.250%, 09/22/28	1,212,500	1,222,352
		27,215,987
Coal — 0.1%
Oxbow Carbon LLC
2023 Term Loan B, 7.857%, 1M TSFR + 3.500%, 05/10/30	566,375	569,207
Commercial Services — 10.4%
AEA International Holdings Luxembourg SARL
2024 USD Term Loan B, 7.079%, 3M TSFR + 2.750%, 09/07/28	2,559,954	2,585,554
Albion Financing 3 SARL
2024 USD Term Loan B, 9.096%, 3M TSFR + 4.250%, 08/16/29	2,453,297	2,480,896
AlixPartners LLP
2021 USD Term Loan B, 6.971%, 1M TSFR + 2.500%, 02/04/28	566,175	569,065
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.207%, 1M TSFR + 3.750%, 05/12/28	3,242,947	3,257,135
Amspec Parent LLC
2024 Delayed Draw Term Loan, 12/12/31 (c)	113,333	114,183
2024 Term Loan, 12/12/31 (c)	736,667	742,192
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
APFS Staffing Holdings, Inc.
2021 Term Loan, 8.357% - 8.579%, 1M TSFR + 4.000%, 3M TSFR + 4.000%, 12/29/28 (d)	286,893	$288,985
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.107%, 1M TSFR + 2.750%, 01/31/31	1,490,387	1,491,319
CCRR Parent, Inc.
Term Loan B, 9.026%, 3M TSFR + 4.250%, 03/06/28	1,487,825	885,256
CHG Healthcare Services, Inc.
2024 Term Loan B1, 7.395%, 3M TSFR + 3.000%, 09/29/28	1,161,090	1,165,806
2024 Term Loan B2, 8.276%, 3M TSFR + 3.500%, 09/29/28	396,000	399,878
Corp. Service Co.
Term Loan B, 6.857%, 1M TSFR + 2.500%, 11/02/29	540,500	543,878
Creative Artists Agency LLC
2024 1st Lien Term Loan B, 7.107%, 1M TSFR + 2.750%, 10/01/31	1,200,000	1,207,874
Crisis Prevention Institute, Inc.
2024 Term Loan B, 8.392%, 3M TSFR + 4.000%, 04/09/31	325,000	325,813
EAB Global, Inc.
2021 Term Loan, 7.607%, 1M TSFR + 3.250%, 08/16/28	1,941,502	1,951,453
Employbridge Holding Co.
2021 Term Loan B, 9.621%, 3M TSFR + 4.750%, 07/19/28	1,572,187	1,048,453
Ensemble RCM LLC
2024 Term Loan B, 7.585%, 3M TSFR + 3.000%, 08/01/29	2,425,560	2,446,350
First Advantage Holdings LLC
2024 Term Loan B, 7.607%, 1M TSFR + 3.250%, 10/31/31	1,600,000	1,618,333
Foundational Education Group, Inc.
1st Lien Term Loan, 8.597%, 3M TSFR + 3.750%, 08/31/28	582,000	570,360
Garda World Security Corp.
2024 Term Loan B, 7.897%, 1M TSFR + 3.500%, 02/01/29	2,281,482	2,307,148
Grant Thornton Advisors LLC
2024 Term Loan B, 06/02/31 (c)	250,000	250,521
Term Loan B, 7.607%, 1M TSFR + 3.250%, 06/02/31	1,945,125	1,947,556
Hertz Corp.
2021 Term Loan B, 7.971%, 1M TSFR + 3.500%, 06/30/28	1,039,584	938,441
2021 Term Loan C, 7.971%, 1M TSFR + 3.500%, 06/30/28	203,028	183,275
2023 Incremental Term Loan B, 8.089%, 1M TSFR + 3.750%, 06/30/28	1,212,750	1,097,286
KUEHG Corp.
2024 Term Loan, 7.839%, 3M TSFR + 3.250%, 06/12/30	1,332,492	1,348,316
Lernen Bidco Ltd.
2024 Term Loan B, 8.589%, 3M TSFR + 4.000%, 10/27/31	525,000	530,250
Monitronics International, Inc.
2023 Exit Term Loan, 12.119%, 1M TSFR + 7.500%, 06/30/28	918,219	914,776
NAB Holdings LLC
2024 Term Loan B, 7.079%, 3M TSFR + 2.750%, 11/23/28	3,436,490	3,461,548
Nuvei Technologies Corp.
2024 Term Loan B1, 7.444%, 1M TSFR + 3.000%, 11/15/31	525,000	526,750
PG Investment Co. 59 SARL
Term Loan B, 7.329%, 3M TSFR + 3.000%, 03/26/31	1,397,313	1,410,412
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 6.524%, 1M TSFR + 2.000%, 10/13/30	922,688	925,891
Raven Acquisition Holdings LLC
Delayed Draw Term Loan, 11/19/31 (b)	105,000	105,394
Term Loan B, 7.607%, 1M TSFR + 3.250%, 11/19/31	1,470,000	1,475,512
See accompanying notes to financial statements.
BHFTI-154

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 10.085%, 3M TSFR + 5.500%, 03/29/30	1,305,931	$1,250,429
Spin Holdco, Inc.
2021 Term Loan, 8.706%, 3M TSFR + 4.000%, 03/04/28	3,898,125	3,301,712
Spring Education Group, Inc.
Term Loan, 8.329%, 3M TSFR + 4.000%, 10/04/30	346,500	349,055
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 12/04/31 (c)	750,000	745,312
Teneo Holdings LLC
2024 Term Loan B, 9.107%, 1M TSFR + 4.750%, 03/13/31	1,266,435	1,278,044
TMF Sapphire Bidco BV
2024 USD Term Loan, 8.090%, 3M TSFR + 3.500%, 05/03/28	396,010	398,485
Trans Union LLC
2024 Term Loan B9, 6.107%, 1M TSFR + 1.750%, 06/24/31	2,139,479	2,138,142
TruGreen LP
2020 Term Loan, 8.457%, 1M TSFR + 4.000%, 11/02/27	528,000	515,680
TTF Holdings LLC
2024 Term Loan, 8.107%, 1M TSFR + 3.750%, 07/18/31	1,450,000	1,451,812
Vaco Holdings LLC
2022 Term Loan, 9.479%, 1M TSFR + 5.000%, 01/21/29	734,147	682,757
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 7.607%, 1M TSFR + 3.250%, 01/30/31	2,220,814	2,233,480
WEX, Inc.
2024 1st Lien Term Loan B, 6.107%, 1M TSFR + 1.750%, 05/10/29	1,423,276	1,423,869
		56,884,636
Computers — 2.6%
Clover Holdings 2 LLC
Term Loan B, 8.428%, 3M TSFR + 4.000%, 11/01/31	2,250,000	2,278,125
Foundever Worldwide Corp.
2021 USD Term Loan, 8.221%, 1M TSFR + 3.750%, 08/28/28	1,959,188	1,325,390
Imprivata, Inc.
2024 Term Loan, 8.085%, 3M TSFR + 3.500%, 12/01/27	1,552,314	1,564,806
McAfee LLC
2024 USD 1st Lien Term Loan B, 7.370%, 1M TSFR + 3.000%, 03/01/29	1,495,409	1,499,147
NCR Atleos LLC
2024 Term Loan B, 8.397%, 3M TSFR + 3.750%, 04/16/29	1,054,000	1,058,611
Redstone Holdco 2 LP
2021 Term Loan, 9.597%, 3M TSFR + 4.750%, 04/27/28	1,467,677	889,596
Synechron, Inc.
Term Loan B, 8.107%, 1M TSFR + 3.750%, 10/03/31	875,000	877,188
Tempo Acquisition LLC
2024 Term Loan B, 6.607%, 1M TSFR + 2.250%, 08/31/28	1,237,738	1,243,540
Verifone Systems, Inc.
2018 1st Lien Term Loan, 8.782%, 3M TSFR + 4.000%, 08/20/25	1,690,789	1,591,925
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.847%, 3M TSFR + 4.000%, 04/24/28	1,825,080	1,800,747
		14,129,075
Security Description	Principal Amount*	Value
Cosmetics/Personal Care — 0.6%
Conair Holdings LLC
Term Loan B, 8.221%, 1M TSFR + 3.750%, 05/17/28	1,894,419	$1,714,450
Journey Personal Care Corp.
2024 Term Loan B, 8.107%, 1M TSFR + 3.750%, 03/01/28	1,525,983	1,529,797
		3,244,247
Distribution/Wholesale — 2.5%
Core & Main LP
2024 Term Loan B, 6.338%, 1M TSFR + 2.000%, 07/27/28	3,065,438	3,075,017
2024 Term Loan E, 6.382%, 1M TSFR + 2.000%, 02/09/31	597,188	599,800
Gates Global LLC
2024 Term Loan B5, 6.107%, 1M TSFR + 1.750%, 06/04/31	3,291,750	3,304,506
Gloves Buyer, Inc.
2021 Term Loan, 8.471%, 1M TSFR + 4.000%, 12/29/27	2,752,131	2,757,292
Olympus Water U.S. Holding Corp.
2024 USD Term Loan B, 7.337%, 3M TSFR + 3.500%, 06/20/31	2,639,303	2,659,098
Windsor Holdings III LLC
2024 USD 1st Lien Term Loan B, 7.856%, 1M TSFR + 3.500%, 08/01/30	1,185,369	1,195,185
		13,590,898
Diversified Financial Services — 4.1%
Advisor Group, Inc.
2024 Term Loan B, 7.857%, 1M TSFR + 3.500%, 08/17/28	937,874	942,710
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.857%, 1M TSFR + 3.500%, 08/09/30	1,317,364	1,321,951
Astra Acquisition Corp.
2024 New Money Term Loan A, 11.079%, 3M TSFR + 6.750%, 02/25/28	678,371	457,900
2024 Term Loan B, 9.579%, 3M TSFR + 5.250%, 10/25/28	948,151	65,185
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6, 6.120%, 1M TSFR + 1.750%, 06/24/30	1,640,851	1,642,068
Citco Funding LLC
2024 Term Loan B, 7.308%, 6M TSFR + 2.750%, 04/27/28	765,335	772,431
CPI Holdco B LLC
2024 Term Loan, 6.357%, 1M TSFR + 2.000%, 05/19/31	2,219,437	2,219,091
Ditech Holding Corp.
2013 Term Loan, 06/30/25 (e)	1,428,775	282,183
Edelman Financial Center LLC
2024 Term Loan, 7.329%, 3M TSFR + 3.000%, 04/07/28	1,696,370	1,709,270
Fiserv Investment Solutions, Inc.
2020 Term Loan B, 8.521%, 3M TSFR + 4.000%, 02/18/27	477,500	461,981
Focus Financial Partners LLC
2024 Delayed Draw Term Loan, 09/15/31 (b)	240,646	243,136
2024 Term Loan B8, 7.607%, 1M TSFR + 3.250%, 09/15/31	2,240,601	2,263,785
Guggenheim Partners LLC
2024 Term Loan B, 6.829%, 3M TSFR + 2.500%, 11/21/31	2,941,345	2,953,601
HighTower Holdings LLC
2024 Term Loan B, 8.071%, 3M TSFR + 3.500%, 04/21/28	2,222,499	2,234,305
Kestra Advisor Services Holdings A, Inc.
2024 Term Loan, 7.370%, 3M TSFR + 4.000%, 03/22/31	648,375	649,591
Mariner Wealth Advisors LLC
Term Loan B, 7.079%, 3M TSFR + 2.750%, 08/18/28	1,513,667	1,520,525
See accompanying notes to financial statements.
BHFTI-155

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Mermaid Bidco, Inc.
2024 USD Term Loan B, 7.804%, 3M TSFR + 3.250%, 07/03/31	1,047,562	$1,058,693
Orion Advisor Solutions, Inc.
2024 Term Loan B, 8.335%, 3M TSFR + 3.750%, 09/24/30	623,438	630,451
TAIT LLC
2024 Term Loan B, 8.857%, 1M TSFR + 4.500%, 10/01/31	975,000	985,562
		22,414,419
Electric — 1.8%
Alpha Generation LLC
Term Loan B, 7.107%, 1M TSFR + 2.750%, 09/30/31	997,500	1,006,407
Calpine Corp.
2024 Term Loan B5, 6.107%, 1M TSFR + 1.750%, 12/16/27	1,424,263	1,423,818
Kohler Energy Co. LLC
USD Term Loan B, 8.107%, 1M TSFR + 3.750%, 05/01/31	2,129,581	2,129,581
Lightning Power LLC
Term Loan B, 7.579%, 3M TSFR + 3.250%, 08/18/31	1,995,000	2,020,827
Talen Energy Supply LLC
2024 Incremental Term Loan B, 12/11/31 (c)	2,000,000	2,008,124
Thunder Generation Funding LLC
Term Loan B, 7.329%, 3M TSFR + 3.000%, 10/03/31	1,072,312	1,081,408
		9,670,165
Electrical Components & Equipment — 0.4%
Creation Technologies, Inc.
2021 Term Loan, 10.351%, 3M TSFR + 5.500%, 10/05/28	1,072,500	1,040,325
Range Red Operating, Inc.
First Out Term Loan, 12.693%, 3M TSFR + 8.000%, 10/01/29 (f) (g)	197,753	194,035
Second Out Term Loan, 12.693%, 3M TSFR + 8.000%, 10/01/29 (f) (g)	829,545	813,950
		2,048,310
Electronics — 1.1%
II-VI, Inc.
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 07/02/29	896,929	902,255
LSF12 Crown U.S. Commercial Bidco LLC
Term Loan B, 8.646%, 3M TSFR + 4.250%, 12/02/31	2,050,000	2,050,000
Mirion Technologies, Inc.
2024 Term Loan, 6.579%, 3M TSFR + 2.250%, 10/20/28	648,596	652,649
MX Holdings U.S., Inc.
2023 USD Term Loan B1D, 7.221%, 1M TSFR + 2.750%, 07/31/28	246,250	247,635
Roper Industrial Products Investment Co. LLC
2024 USD 1st Lien Term Loan B, 7.079%, 1M TSFR + 2.750%, 11/22/29	1,603,215	1,608,978
TTM Technologies, Inc.
2024 Term Loan B, 6.803%, 1M TSFR + 2.250%, 05/30/30	518,451	520,395
		5,981,912
Engineering & Construction — 1.3%
Arcosa, Inc.
Term Loan B, 6.607%, 1M TSFR + 2.250%, 08/12/31	375,000	379,688
Artera Services LLC
2024 Term Loan, 8.829%, 3M TSFR + 4.500%, 02/15/31	421,812	418,686
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
Azuria Water Solutions, Inc.
2024 Term Loan B, 8.107%, 1M TSFR + 3.750%, 05/17/28	459,955	$464,094
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.857% - 7.085%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/01/31 (d)	1,740,645	1,747,949
Term Loan B, 6.857%, 1M TSFR + 2.500%, 07/01/31	1,304,958	1,312,027
Construction Partners, Inc.
Term Loan B, 6.845%, 1M TSFR + 2.500%, 11/03/31	525,000	528,281
Cube Industrials Buyer, Inc.
2024 Term Loan, 8.132%, 3M TSFR + 3.500%, 10/17/31	1,025,000	1,033,541
KKR Apple Bidco LLC
2021 Term Loan, 7.221%, 1M TSFR + 2.750%, 09/22/28	1,159,546	1,167,881
		7,052,147
Entertainment — 2.4%
Caesars Entertainment, Inc.
2024 Term Loan B1, 6.607%, 1M TSFR + 2.250%, 02/06/31	2,803,812	2,819,234
Flutter Financing BV
2024 Term Loan B, 6.079%, 3M TSFR + 1.750%, 11/30/30	2,635,819	2,645,703
Light & Wonder International, Inc.
2024 Term Loan B2, 6.632%, 1M TSFR + 2.250%, 04/14/29	1,974,975	1,981,970
Ontario Gaming GTA LP
Term Loan B, 8.579%, 3M TSFR + 4.250%, 08/01/30	1,610,994	1,616,230
Scientific Games Holdings LP
2024 USD Term Loan B, 7.590%, 3M TSFR + 3.000%, 04/04/29	2,471,175	2,480,441
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B3, 6.357%, 1M TSFR + 2.000%, 12/04/31	1,439,181	1,440,380
		12,983,958
Environmental Control — 2.1%
Covanta Holding Corp.
2024 1st Lien Term Loan B, 7.024%, 1M TSFR + 2.500%, 11/30/28	494,160	495,704
2024 1st Lien Term Loan C, 7.024%, 1M TSFR + 2.500%, 11/30/28	27,139	27,224
EnergySolutions LLC
2023 Term Loan B, 7.607%, 1M TSFR + 3.250%, 09/20/30	785,352	791,733
GFL Environmental, Inc.
2024 Term Loan B, 6.610%, 3M TSFR + 2.000%, 07/03/31	947,625	950,840
Heritage-Crystal Clean, Inc.
Term Loan B, 8.337%, 1M TSFR + 4.000%, 10/17/30	2,184,215	2,203,668
Madison IAQ LLC
Term Loan, 7.889%, 6M TSFR + 2.750%, 06/21/28	1,962,327	1,973,540
Northstar Group Services, Inc.
2024 Term Loan B, 9.079%, 3M TSFR + 4.750%, 05/08/30	1,890,500	1,905,467
Reworld Holding Corp.
Term Loan B, 6.697%, 1M TSFR + 2.250%, 11/30/28	1,805,289	1,813,940
Term Loan C, 6.697%, 1M TSFR + 2.250%, 11/30/28	138,695	139,360
Tidal Waste & Recycling Holdings LLC
Term Loan B, 7.829%, 3M TSFR + 3.500%, 10/03/31	1,125,000	1,131,680
		11,433,156
Food — 0.7%
Cardenas Markets, Inc.
2022 Term Loan, 11.179%, 3M TSFR + 6.750%, 08/01/29	417,525	399,572
See accompanying notes to financial statements.
BHFTI-156

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Food—(Continued)
Del Monte Foods, Inc.
2024 First Out Term Loan, 12.616%, 3M TSFR + 8.000%, 08/02/28	883,421	$867,962
2024 Second Out Term Loan, 8.866% - 8.909%, 3M TSFR + 4.400%, 08/02/28 (d)	1,868,128	1,130,217
Nomad Foods U.S. LLC
2023 Term Loan B5, 6.968%, 6M TSFR + 2.500%, 11/12/29	1,270,750	1,277,897
Simply Good Foods USA, Inc.
2023 Term Loan B, 6.957%, 1M TSFR + 2.500%, 03/17/27	137,755	139,219
		3,814,867
Food Service — 0.1%
Aramark Services, Inc.
2024 Term Loan B8, 6.357%, 1M TSFR + 2.000%, 06/22/30	529,584	533,423
Hand/Machine Tools — 0.8%
Apex Tool Group LLC
2024 Super Priority 2nd Out Term Loan A, 4.357%, 1M TSFR + 0.000%, 7.350% PIK, 02/08/29 (h)	417,762	390,608
2024 Super Priority 3rd Out Term Loan B, 7.500%, 1M TSFR + 7.400%, 6.957% PIK, 02/08/30 (h)	975,436	926,664
Dynamo Newco II GmbH
USD Term Loan B, 8.262%, 6M TSFR + 4.000%, 10/01/31	1,496,250	1,513,083
Madison Safety & Flow LLC
2024 Term Loan B, 7.607%, 1M TSFR + 3.250%, 09/26/31	1,521,188	1,534,023
		4,364,378
Healthcare-Products — 0.9%
Avantor Funding, Inc.
2024 Term Loan, 6.457%, 1M TSFR + 2.000%, 11/08/27	68,774	69,260
Curia Global, Inc.
2021 Term Loan, 8.435%, 3M TSFR + 3.750%, 08/30/26	1,322,994	1,269,523
Hanger, Inc.
2024 Delayed Draw Term Loan, 10/23/31 (b)	148,289	149,920
2024 Term Loan B, 7.857%, 1M TSFR + 3.500%, 10/23/31	1,151,711	1,164,380
Sotera Health Holdings LLC
2024 Term Loan B, 7.835%, 3M TSFR + 3.250%, 05/30/31	2,493,750	2,506,219
		5,159,302
Healthcare-Services — 2.5%
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, 12.329%, 3M TSFR + 8.000%, 2.250% PIK, 01/15/26 (h)	909,473	832,167
Cambrex Corp.
2021 Term Loan B2, 7.957%, 1M TSFR + 3.500%, 12/04/26	263,059	263,435
Cano Health LLC
2024 Exit Term Loan, 13.829%, 3M TSFR + 8.000%, 06/28/29	546,452	535,523
Concentra Health Services, Inc.
Term Loan B, 6.607%, 1M TSFR + 2.250%, 07/28/31	374,062	376,868
Electron BidCo, Inc.
2021 Term Loan, 7.107%, 1M TSFR + 2.750%, 11/01/28	1,128,125	1,133,625
ICON Luxembourg SARL
2024 LUX Term Loan B, 6.329%, 3M TSFR + 2.000%, 07/03/28	54,954	55,400
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
IQVIA, Inc.
2023 USD Term Loan B4, 6.329%, 3M TSFR + 2.000%, 01/02/31	1,287,000	$1,295,526
Loire Finco Luxembourg SARL
USD Term Loan B, 7.957%, 1M TSFR + 3.500%, 04/21/27	286,783	286,604
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 8.185%, 3M TSFR + 3.500%, 11/01/28	1,581,687	1,126,952
Midwest Physician Administrative Services LLC
2021 Term Loan, 7.590%, 3M TSFR + 3.000%, 03/12/28	457,187	433,675
National Mentor Holdings, Inc.
2021 Term Loan, 8.179% - 8.207%, 1M TSFR + 3.750%, 3M TSFR + 3.750%, 03/02/28 (d)	1,111,219	1,103,319
2021 Term Loan C, 8.179%, 3M TSFR + 3.750%, 03/02/28	31,925	31,698
Pacific Dental Services LLC
2024 Term Loan B, 7.125%, 1M TSFR + 2.750%, 03/15/31	2,009,812	2,026,560
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 02/21/31	1,597,945	1,605,310
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.329%, 3M TSFR + 2.000%, 07/03/28	13,692	13,803
Radnet Management, Inc.
2024 1st Lien Term Loan B, 6.771%, 3M TSFR + 2.250%, 04/18/31	1,243,750	1,251,634
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.089%, 1M TSFR + 2.750%, 12/19/30	1,227,282	1,238,097
		13,610,196
Holding Companies-Diversified — 0.1%
Belfor Holdings, Inc.
2023 USD Term Loan B, 8.107%, 1M TSFR + 3.750%, 11/01/30	582,357	589,636
Home Furnishings — 1.1%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.053%, 1M TSFR + 3.500%, 07/31/28	3,700,568	3,715,600
Mattress Firm, Inc.
2021 Term Loan B, 8.923%, 6M TSFR + 4.250%, 09/25/28	2,213,407	2,215,251
		5,930,851
Household Products/Wares — 0.3%
Kronos Acquisition Holdings, Inc.
2024 Term Loan, 8.584%, 3M TSFR + 4.000%, 07/08/31	1,870,313	1,769,003
Housewares — 0.4%
Hunter Douglas, Inc.
USD Term Loan B1, 8.021%, 3M TSFR + 3.500%, 02/26/29	1,863,295	1,865,624
Libbey Glass, Inc.
2022 Term Loan, 11.267%, 3M TSFR + 6.500%, 11/22/27	527,335	516,789
		2,382,413
Insurance — 5.2%
Acrisure LLC
2024 1st Lien Term Loan B6, 7.357%, 3M TSFR + 3.000%, 11/06/30	1,000,000	1,003,438
See accompanying notes to financial statements.
BHFTI-157

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.106%, 1M TSFR + 2.750%, 09/19/31	1,529,408	$1,535,525
AmWINS Group, Inc.
2021 Term Loan B, 6.721%, 1M TSFR + 2.250%, 02/19/28	4,848,792	4,869,182
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.857%, 1M TSFR + 3.500%, 02/14/31	1,736,875	1,742,484
Asurion LLC
2021 2nd Lien Term Loan B3, 9.721%, 1M TSFR + 5.250%, 01/31/28	1,160,000	1,136,800
2022 Term Loan B10, 8.457%, 1M TSFR + 4.000%, 08/19/28	990,087	988,127
2024 Term Loan B12, 8.607%, 1M TSFR + 4.250%, 09/19/30	4,700,511	4,698,551
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.357% - 7.533%, 1M TSFR + 3.000%, 06/13/31 (d)	2,114,375	2,124,065
HUB International Ltd.
2024 1st Lien Term Loan B, 7.367%, 3M TSFR + 2.750%, 06/20/30	3,517,088	3,544,750
Ryan Specialty Group LLC
2024 USD Term Loan B, 6.607%, 1M TSFR + 2.250%, 09/15/31	1,250,000	1,257,291
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.585%, 3M TSFR + 3.000%, 07/31/31	1,533,943	1,545,175
USI, Inc.
2024 Term Loan B (2029), 6.579%, 3M TSFR + 2.250%, 11/22/29	2,130,687	2,131,068
2024 Term Loan B (2030), 6.579%, 3M TSFR + 2.250%, 09/27/30	1,980,050	1,979,432
		28,555,888
Internet — 1.7%
CNT Holdings I Corp.
2020 Term Loan, 8.085%, 3M TSFR + 3.500%, 11/08/27	1,123,291	1,131,917
Endure Digital, Inc.
2024 Term Loan B, 8.041%, 3M TSFR + 3.250%, 02/10/28	2,481,309	2,034,674
Getty Images, Inc.
2019 USD Term Loan B, 8.845%, 6M TSFR + 4.500%, 02/19/26	1,029,284	1,027,997
Go Daddy Operating Co. LLC
2024 Term Loan B7, 6.107%, 1M TSFR + 1.750%, 05/30/31	1,178,764	1,179,501
2024 Term Loan B8, 6.107%, 3M TSFR + 1.750%, 11/09/29	145,688	145,867
Hoya Midco LLC
2022 Term Loan, 7.585%, 3M TSFR + 3.000%, 02/03/29	505,224	511,223
Match Group, Inc.
2020 Term Loan B, 6.270%, 1M TSFR + 1.750%, 02/13/27	675,000	675,000
Olaplex, Inc.
2022 Term Loan, 7.957%, 1M TSFR + 3.500%, 02/23/29	979,849	931,060
Plano HoldCo, Inc.
Term Loan B, 7.829%, 3M TSFR + 3.500%, 10/02/31	600,000	609,000
Speedster Bidco GmbH
2024 USD Term Loan B, 10/17/31 (c)	850,000	853,851
		9,100,090
Investment Companies — 1.0%
AAL Delaware Holdco, Inc.
2024 Term Loan B, 7.857%, 1M TSFR + 3.500%, 07/30/31	698,250	705,014
Security Description	Principal Amount*	Value
Investment Companies—(Continued)
Anuvu Holdings 2 LLC
2024 Senior Priority Term Loan, 8.451%, 3M TSFR + 4.000%, 6.000% PIK, 09/27/27 (f) (g) (h)	163,193	$130,555
2024 Senior Takeback Term Loan, 12.701%, 3M TSFR + 8.250%, 03/23/26 (f) (g)	405,501	157,943
Aragorn Parent Corp.
Term Loan, 8.339%, 1M TSFR + 4.000%, 12/15/28	826,783	833,759
Dragon Buyer, Inc.
Term Loan B, 7.579%, 3M TSFR + 3.250%, 09/30/31	1,400,000	1,404,666
EIG Management Co. LLC
2024 Term Loan, 9.356%, 1M TSFR + 5.000%, 05/17/29	444,375	446,597
FinCo I LLC
2024 Term Loan B, 6.607%, 1M TSFR + 2.250%, 06/27/29	1,259,063	1,265,358
HDI Aerospace Intermediate Holding III Corp.
Term Loan B, 09/19/31 (c)	650,000	653,250
		5,597,142
Leisure Time — 2.9%
Bombardier Recreational Products, Inc.
2024 Term Loan B4, 7.107%, 1M TSFR + 2.750%, 01/22/31	1,545,490	1,548,387
Carnival Corp.
2024 Term Loan B1, 7.107%, 1M TSFR + 2.750%, 10/18/28	2,261,323	2,278,754
City Football Group Ltd.
2024 Term Loan, 7.471%, 1M TSFR + 3.000%, 07/22/30	1,410,288	1,409,407
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.590%, 3M TSFR + 5.000%, 09/18/26	917,946	922,208
Fender Musical Instruments Corp.
2021 Term Loan B, 8.457%, 1M TSFR + 4.000%, 12/01/28	325,609	319,097
GSM Holdings, Inc.
2024 Term Loan B, 9.357%, 1M TSFR + 5.000%, 09/30/31	997,500	976,719
Hayward Industries, Inc.
2021 Term Loan, 6.971%, 1M TSFR + 2.500%, 05/30/28	1,503,738	1,513,136
Horizon U.S. Finco LP
Term Loan B, 12/18/31 (c)	975,000	971,344
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 9.979%, 3M TSFR + 5.500%, 06/01/29	492,405	484,198
Term Loan B, 8.590%, 3M TSFR + 4.000%, 06/01/28	2,085,261	2,037,473
Recess Holdings, Inc.
2024 Term Loan B, 9.085%, 3M TSFR + 4.500%, 02/20/30	1,687,747	1,708,844
Sabre GLBL, Inc.
2022 1st Lien Term Loan B, 9.457%, 1M TSFR + 5.000%, 06/30/28	226,808	222,555
2024 Term Loan B1, 10.472%, 1M TSFR + 6.000%, 11/15/29	1,273,192	1,270,009
		15,662,131
Lodging — 0.9%
Fertitta Entertainment LLC
2022 Term Loan B, 7.857%, 1M TSFR + 3.500%, 01/27/29	2,901,011	2,915,968
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 6.088%, 1M TSFR + 1.750%, 11/08/30	700,000	703,986
Station Casinos LLC
2024 Term Loan B, 6.375%, 1M TSFR + 2.000%, 03/14/31	1,439,125	1,443,263
		5,063,217
See accompanying notes to financial statements.
BHFTI-158

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Machinery-Construction & Mining — 1.3%
Terex Corp.
2024 Term Loan B, 6.357%, 1M TSFR + 1.750%, 10/08/31	2,375,000	$2,387,172
WEC U.S. Holdings Ltd.
2024 Term Loan, 6.803%, 1M TSFR + 2.250%, 01/27/31	4,489,751	4,506,763
		6,893,935
Machinery-Diversified — 2.4%
Ali Group North America Corp.
2021 Term Loan B, 6.471%, 1M TSFR + 2.000%, 07/30/29	1,219,000	1,224,333
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.457%, 1M TSFR + 4.000%, 03/25/31	868,437	871,585
Clark Equipment Co.
2024 Term Loan, 6.329%, 3M TSFR + 2.000%, 04/20/29	705,832	708,920
CPM Holdings, Inc.
2023 Term Loan, 9.053%, 1M TSFR + 4.500%, 09/28/28	2,182,325	2,120,264
Crown Equipment Corp.
Term Loan B, 6.944%, 1M TSFR + 2.500%, 10/10/31	1,050,000	1,057,875
DXP Enterprises, Inc.
2024 Term Loan B, 8.107%, 1M TSFR + 3.750%, 10/11/30	691,268	700,197
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 8.340%, 3M TSFR + 3.750%, 05/19/28	2,486,124	2,506,102
LSF12 Badger Bidco LLC
Term Loan B, 10.357%, 1M TSFR + 6.000%, 08/30/30	297,000	295,144
SPX Flow, Inc.
2024 1st Lien Term Loan B, 7.357%, 1M TSFR + 3.000%, 04/05/29	1,008,847	1,018,699
TK Elevator U.S. Newco, Inc.
USD Term Loan B, 8.588%, 6M TSFR + 3.500%, 04/30/30	2,299,377	2,317,614
		12,820,733
Media — 1.0%
Charter Communications Operating LLC
2024 Term Loan B5, 6.781%, 1M TSFR + 2.250%, 12/15/31	575,000	574,551
Gray Television, Inc.
2021 Term Loan D, 7.667%, 1M TSFR + 3.000%, 12/01/28	1,042,750	964,674
Hubbard Radio LLC
2024 PIK Term Loan B, 8.857%, 1M TSFR + 4.500%, 09/30/27	366,277	273,792
iHeartCommunications, Inc.
2024 Term Loan, 10.391%, 3M TSFR + 5.775%, 05/01/29	317,632	284,678
Mission Broadcasting, Inc.
2021 Term Loan B, 7.167%, 1M TSFR + 2.500%, 06/02/28	387,000	388,354
MJH Healthcare Holdings LLC
2024 Term Loan B, 7.707%, 1M TSFR + 3.250%, 01/28/29	515,659	517,432
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 6.971%, 1M TSFR + 2.500%, 09/18/26	199,351	200,202
Sinclair Television Group, Inc.
Term Loan B2B, 6.971%, 1M TSFR + 2.500%, 09/30/26	520,795	515,181
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.762%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,119,609
USD Term Loan N, 7.012%, 1M TSFR + 2.500%, 01/31/28	850,000	845,573
		5,684,046
Security Description	Principal Amount*	Value
Metal Fabricate/Hardware — 0.7%
Ameriforge Group, Inc.
2024 PIK Class A Delayed Draw Term Loan, 4.459%, 1M TSFR + 0.000%, 11.000% PIK, 12/31/25 (f) (g) (h)	122,348	$55,913
2024 PIK Class A Initial Term Loan, 4.459%, 1M TSFR + 0.000%, 11.000% PIK, 12/31/25 (f) (g) (h)	1,059,471	484,178
WireCo WorldGroup, Inc.
2023 Term Loan B, 8.382%, 3M TSFR + 3.750%, 11/13/28	475,833	466,911
Zekelman Industries, Inc.
2024 Term Loan B, 6.620%, 1M TSFR + 2.250%, 01/24/31	3,032,105	3,041,344
		4,048,346
Metals & Mining — 0.1%
American Consolidated Natural Resources, Inc.
2024 2nd Lien Term Loan, 13.000%, 12/11/29	330,165	330,165
Mining — 0.4%
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 7.607%, 1M TSFR + 3.250%, 08/18/30	1,752,901	1,770,430
Flame Newco LLC
2023 Exit PIK Term Loan, 10.457%, 1M TSFR + 6.100%, 06/30/28	318,412	312,044
		2,082,474
Miscellaneous Manufacturing — 0.6%
Groupe Solmax, Inc.
Term Loan, 9.221% - 9.340%, 1M TSFR + 4.750%, 3M TSFR + 4.750%, 05/29/28 (d)	1,022,677	944,698
John Bean Technologies Corp.
Term Loan B, 10/09/31 (c)	725,000	730,437
LTI Holdings, Inc.
2024 Term Loan B, 9.107%, 1M TSFR + 4.750%, 07/19/29	1,496,250	1,500,692
		3,175,827
Oil & Gas — 0.1%
Apro LLC
2024 Term Loan B, 8.266%, 3M TSFR + 3.750%, 07/09/31	598,500	604,735
Oil & Gas Services — 0.2%
Star Holding LLC
2024 1st Lien Term Loan B, 8.857%, 1M TSFR + 4.500%, 07/31/31	1,097,250	1,096,221
Packaging & Containers — 1.7%
Altium Packaging LLC
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 06/11/31	1,470,119	1,472,569
Berlin Packaging LLC
2024 Term Loan B7, 8.040% - 8.053%, 3M TSFR + 3.500%, 06/07/31 (d)	1,337,273	1,346,300
Charter NEX U.S., Inc.
2024 Term Loan B1, 7.525%, 1M TSFR + 3.000%, 11/29/30	1,975,347	1,987,829
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 7.532%, 1M TSFR + 3.175%, 04/13/29	2,135,000	2,141,672
Pactiv Evergreen Group Holdings, Inc.
2024 Term Loan B4, 6.857%, 1M TSFR + 2.500%, 09/24/28	1,228,968	1,235,043
See accompanying notes to financial statements.
BHFTI-159

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
Pretium Packaging LLC
Second Out Term Loan A1, 9.171%, 3M TSFR + 4.600%, 10/02/28	175,460	$140,423
Proampac PG Borrower LLC
2024 Term Loan, 8.523% - 8.656%, 3M TSFR + 4.000%, 09/15/28 (d)	1,138,521	1,143,218
		9,467,054
Pharmaceuticals — 1.9%
Bayou Intermediate II LLC
Term Loan B, 9.347%, 3M TSFR + 4.500%, 08/02/28	752,072	752,072
Ceva Sante Animale
2024 USD Term Loan B, 7.772%, 3M TSFR + 3.250%, 11/08/30	397,000	399,977
Covis Finco SARL
2022 USD Term Loan B, 02/18/27 (e)	762,115	308,657
Gainwell Acquisition Corp.
Term Loan B, 8.429%, 3M TSFR + 4.000%, 10/01/27	2,099,377	2,039,457
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.735%, 3M TSFR + 2.000%, 11/15/27	374,570	373,540
IVC Acquisition Ltd.
2024 USD Term Loan B, 9.079%, 3M TSFR + 4.750%, 12/12/28	1,512,263	1,525,810
Jazz Financing Lux SARL
2024 1st Lien Term Loan B, 6.607%, 1M TSFR + 2.250%, 05/05/28	1,454,278	1,459,025
Mallinckrodt International Finance SA
2023 Second Out Term Loan, 14.000%, 1M TSFR + 9.500%, 11/14/28	1,111,705	1,183,965
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 7.835%, 3M TSFR + 3.250%, 11/30/27	1,331,874	1,338,534
Padagis LLC
Term Loan B, 9.596%, 3M TSFR + 4.750%, 07/06/28	1,166,177	1,083,086
		10,464,123
Pipelines — 1.5%
CQP Holdco LP
2024 1st Lien Term Loan B, 6.329%, 1M TSFR + 2.000%, 12/31/30	2,750,749	2,757,626
EPIC Crude Services LP
2024 Term Loan B, 7.656%, 3M TSFR + 3.000%, 10/15/31	625,000	630,811
Freeport LNG Investments LLLP
Term Loan B, 8.379%, 3M TSFR + 3.500%, 12/21/28	747,894	751,925
GIP Pilot Acquisition Partners LP
2024 Term Loan B, 7.090%, 3M TSFR + 2.500%, 10/04/30	471,854	475,393
ITT Holdings LLC
2024 Term Loan B, 7.107%, 1M TSFR + 2.750%, 10/11/30	1,305,987	1,315,619
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 7.512%, 1M TSFR + 3.000%, 10/05/28	1,109,139	1,113,923
UGI Energy Services LLC
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 02/22/30	1,324,555	1,332,281
		8,377,578
Security Description	Principal Amount*	Value
Real Estate — 0.5%
CoreLogic, Inc.
Term Loan, 7.971%, 1M TSFR + 3.500%, 06/02/28	1,852,433	$1,830,725
Cushman & Wakefield U.S. Borrower LLC
2024 Tranche 2 Incremental Term Loan, 7.607%, 1M TSFR + 3.250%, 01/31/30	517,318	518,126
Greystar Real Estate Partners LLC
2024 1st Lien Term Loan B, 7.089%, 1M TSFR + 2.750%, 08/21/30	617,219	621,848
		2,970,699
Retail — 3.3%
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 8.585%, 3M TSFR + 4.000%, 01/29/31	767,944	758,153
Great Outdoors Group LLC
2021 Term Loan B2, 8.221%, 1M TSFR + 3.750%, 03/06/28	3,416,923	3,438,545
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.857% - 7.241%, 1M TSFR + 2.500%, 6M TSFR + 2.500%, 06/11/31 (d)	1,820,437	1,798,024
IRB Holding Corp.
2024 1st Lien Term Loan B, 6.857%, 1M TSFR + 2.500%, 12/15/27	483,868	484,965
Kodiak Building Partners, Inc.
2024 Term Loan B, 8.132%, 1M TSFR + 3.750%, 11/26/31	500,000	501,250
Les Schwab Tire Centers
2024 Term Loan B, 7.357%, 1M TSFR + 3.000%, 04/23/31	4,226,399	4,254,576
LIDS Holdings, Inc.
Term Loan, 10.001%, 3M TSFR + 5.500%, 12/14/26	219,075	217,432
MI Windows & Doors LLC
2024 Term Loan B2, 7.357%, 1M TSFR + 3.000%, 03/28/31	771,125	780,122
Peer Holding III BV
2023 USD Term Loan B4, 7.579%, 3M TSFR + 3.250%, 10/28/30	1,091,750	1,099,256
2024 USD Term Loan B5, 7.329%, 3M TSFR + 3.000%, 07/01/31	1,425,000	1,435,093
PetSmart, Inc.
2021 Term Loan B, 8.207%, 1M TSFR + 3.750%, 02/11/28	268,005	267,391
Phillips Feed Service, Inc.
2020 Term Loan, 11.457%, 1M TSFR + 7.000%, 11/13/26 (f) (g)	11,113	6,692
Serta Simmons Bedding LLC
2023 New Term Loan, 11.943%, 3M TSFR + 7.500%, 06/29/28	1,340,146	1,139,124
2024 Priority Term Loan, 12.232%, 3M TSFR + 7.500%, 06/29/28	145,491	144,764
White Cap Buyer LLC
2024 Term Loan B, 7.607%, 1M TSFR + 3.250%, 10/19/29	1,829,695	1,835,317
		18,160,704
Semiconductors — 0.2%
Altar Bidco, Inc.
2021 Term Loan, 7.247%, 6M TSFR + 3.100%, 02/01/29	865,000	865,090
Bright Bidco BV
2022 Exit Term Loan, 12.585%, 3M TSFR + 8.000%, 8.000% PIK, 10/31/27 (h)	378,225	182,178
		1,047,268
See accompanying notes to financial statements.
BHFTI-160

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Software — 12.4%
Applied Systems, Inc.
2024 1st Lien Term Loan, 7.329%, 3M TSFR + 3.000%, 02/24/31	3,946,069	$3,988,107
Ascend Learning LLC
2021 Term Loan, 7.957%, 1M TSFR + 3.500%, 12/11/28	1,959,596	1,972,369
Boxer Parent Co., Inc.
2024 USD Term Loan B, 8.335%, 3M TSFR + 3.750%, 07/30/31	2,990,869	3,020,000
Central Parent, Inc.
2024 Term Loan B, 7.579%, 3M TSFR + 3.250%, 07/06/29	2,221,931	2,195,408
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.829%, 3M TSFR + 3.500%, 03/30/29	3,876,542	3,893,742
Cloudera, Inc.
2021 Second Lien Term Loan, 10.457%, 1M TSFR + 6.000%, 10/08/29	850,000	836,719
2021 Term Loan, 8.207%, 1M TSFR + 3.750%, 10/08/28	3,532,462	3,537,980
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/18/27	161,010	161,412
Constant Contact, Inc.
Term Loan, 8.918%, 3M TSFR + 4.000%, 02/10/28	1,749,166	1,569,876
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.221%, 1M TSFR + 3.750%, 10/16/28	1,030,000	908,117
Cotiviti Corp.
2024 Term Loan, 7.303%, 1M TSFR + 2.750%, 05/01/31	992,513	1,001,507
Drake Software LLC
2024 Term Loan B, 8.607%, 1M TSFR + 4.250%, 06/26/31	2,069,813	2,033,591
E2open LLC
2020 Term Loan B, 7.971%, 1M TSFR + 3.500%, 02/04/28	2,116,969	2,129,317
ECI Macola/Max Holding LLC
2024 Term Loan, 7.579%, 3M TSFR + 3.250%, 05/09/30	1,941,467	1,962,297
Epicor Software Corp.
2024 Term Loan B, 05/30/31	5,692,321	5,740,051
Genuine Financial Holdings LLC
2024 Incremental Term Loan, 8.357%, 1M TSFR + 4.000%, 09/27/30	395,000	399,789
Informatica LLC
2024 Term Loan B, 6.607%, 1M TSFR + 2.250%, 10/27/28	2,868,875	2,887,402
Isolved, Inc.
2024 1st Lien Term Loan, 7.607%, 1M TSFR + 3.250%, 10/15/30	496,259	502,773
Ivanti Software, Inc.
2021 Non Co-op Term Loan B, 9.121%, 3M TSFR + 4.250%, 12/01/27	995,503	694,363
Marcel Lux IV SARL
2024 USD Term Loan B7, 8.070%, 1M TSFR + 3.500%, 11/09/30	2,161,170	2,185,483
Mosel Bidco SE
USD Term Loan B, 8.829%, 3M TSFR + 4.500%, 09/16/30	250,000	253,125
N-Able International Holdings II LLC
Term Loan B, 7.526%, 3M TSFR + 2.750%, 07/19/28	435,375	439,185
Oceankey U.S. II Corp.
2021 Term Loan, 7.957%, 1M TSFR + 3.500%, 12/15/28	680,750	683,728
Open Text Corp.
2023 Term Loan B, 6.107%, 1M TSFR + 1.750%, 01/31/30	490,377	491,092
Playtika Holding Corp.
2021 Term Loan B1, 7.221%, 1M TSFR + 2.750%, 03/13/28	1,986,556	1,994,502
Security Description	Principal Amount*	Value
Software—(Continued)
PointClickCare Technologies, Inc.
2024 USD Term Loan B, 7.579%, 3M TSFR + 3.250%, 11/03/31	2,649,579	$2,664,483
Press Ganey Holdings, Inc.
2024 1st Lien Term Loan B, 7.607%, 1M TSFR + 3.250%, 04/30/31	648,375	650,908
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.579%, 3M TSFR + 3.250%, 10/28/30	1,985,025	2,000,445
Project Boost Purchaser LLC
2024 Term Loan, 8.147%, 3M TSFR + 3.500%, 07/16/31	850,000	857,105
Project Ruby Ultimate Parent Corp.
2024 Term Loan B, 7.471%, 1M TSFR + 3.000%, 03/10/28	1,037,375	1,043,470
Quartz Acquireco LLC
2024 Term Loan B1, 7.079%, 3M TSFR + 2.750%, 06/28/30	1,086,931	1,094,403
Quest Software U.S. Holdings, Inc.
2024 Co-Op Term Loan, 8.579%, 3M TSFR + 4.250%, 02/01/29	492,443	338,555
Rackspace Finance LLC
2024 First Lien First Out Term Loan, 10.847%, 1M TSFR + 6.250%, 05/15/28	463,528	482,938
2024 First Lien Second Out Term Loan, 7.347%, 1M TSFR + 2.750%, 05/15/28	2,322,911	1,363,741
RealPage, Inc.
2024 Incremental Term Loan, 8.079%, 3M TSFR + 3.750%, 04/24/28	400,000	402,250
SkillSoft Corp.
2021 Term Loan, 9.721%, 1M TSFR + 5.250%, 07/14/28	1,115,313	982,870
Sophia LP
2024 1st Lien Term Loan B, 7.357%, 1M TSFR + 3.000%, 10/09/29	2,261,941	2,280,320
Symplr Software, Inc.
2020 Term Loan, 9.185%, 3M TSFR + 4.500%, 12/22/27	1,333,100	1,222,494
UKG, Inc.
2024 Term Loan B, 7.329%, 3M TSFR + 3.000%, 02/10/31	4,888,862	4,930,251
Veritas U.S., Inc.
2024 Priority Term Loan, 19.250%, PRIME + 11.500%, 12/09/29	481,756	480,250
Waystar Technologies, Inc.
2024 USD Term Loan B, 6.595%, 1M TSFR + 2.250%, 10/22/29	1,569,123	1,578,930
		67,855,348
Telecommunications — 1.5%
CCI Buyer, Inc.
Term Loan, 8.329%, 3M TSFR + 4.000%, 12/17/27	1,462,384	1,465,126
Ciena Corp.
2020 Term Loan B, 6.370%, 1M TSFR + 2.000%, 10/24/30	1,182,679	1,188,838
Digicel International Finance Ltd.
2024 Term Loan, 11.335%, 3M TSFR + 6.750%, 05/25/27	1,509,059	1,471,332
GoTo Group, Inc.
2024 First Out Term Loan, 9.297%, 1M TSFR + 4.750%, 04/28/28	739,142	674,467
2024 Second Out Term Loan, 9.297%, 1M TSFR + 4.750%, 04/28/28	907,727	417,554
See accompanying notes to financial statements.
BHFTI-161

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 10.917%, 1M TSFR + 6.560%, 04/15/29	666,606	$681,188
2024 Extended Term Loan B2, 10.917%, 1M TSFR + 6.560%, 04/15/30	666,606	680,522
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.821%, 1M TSFR + 2.350%, 04/15/29	433,501	408,214
2024 Extended Term Loan B2, 6.821%, 1M TSFR + 2.350%, 04/15/30	1,433,501	1,340,324
		8,327,565
Transportation — 0.7%
AIT Worldwide Logistics, Inc.
2024 Term Loan B, 9.278%, 3M TSFR + 4.750%, 04/08/30	650,000	655,789
First Student Bidco, Inc.
2024 Term Loan B2, 6.892%, 3M TSFR + 2.500%, 07/21/28	1,387,915	1,392,078
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.607%, 1M TSFR + 3.250%, 01/25/29	1,742,107	1,754,085
		3,801,952
Total Floating Rate Loans (Cost $513,417,954)		505,988,086

Corporate Bonds & Notes—3.1%
Aerospace/Defense — 0.1%
Goat Holdco LLC
6.750%, 02/01/32 (144A)	175,000	173,290
TransDigm, Inc.
6.875%, 12/15/30 (144A)	500,000	507,438
		680,728
Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	1,500,000	1,487,531
Apparel — 0.1%
Champ Acquisition Corp.
8.375%, 12/01/31 (144A)	375,000	382,530
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, 05/15/26 (144A)	1,215,000	1,214,697
Commercial Services — 0.2%
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	800,000	821,699
Computers — 0.3%
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	925,000	949,561
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	500,000	541,652
		1,491,213
Security Description	Principal Amount*/ Shares	Value

Diversified Financial Services — 0.1%
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	750,000	$747,020
Engineering & Construction — 0.0%
Artera Services LLC
8.500%, 02/15/31 (144A)	125,000	120,484
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	400,000	401,805
Six Flags Theme Parks, Inc.
7.000%, 07/01/25 (144A)	69,000	68,936
		470,741
Insurance — 0.6%
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	600,000	603,679
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	2,850,000	2,878,484
		3,482,163
Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	500,000	489,458
Media — 0.1%
iHeartCommunications, Inc.
9.125%, 05/01/29 (144A)	99,905	86,700
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	800,000	690,947
		777,647
Software — 0.5%
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A)	1,550,000	1,597,353
9.000%, 09/30/29 (144A)	500,000	507,647
UKG, Inc.
6.875%, 02/01/31 (144A)	825,000	836,989
		2,941,989
Telecommunications — 0.4%
Altice France SA
5.500%, 01/15/28 (144A)	475,000	350,149
Level 3 Financing, Inc.
10.750%, 12/15/30 (144A)	1,500,000	1,673,477
		2,023,626
Total Corporate Bonds & Notes (Cost $17,029,036)		17,131,526

Common Stocks—1.3%
Commercial Services — 0.0%
IAP Worldwide Services LLC (f) (g) (i) (j)	44	0
Monitronics International, Inc. (i) (j)	16,872	337,440
		337,440
See accompanying notes to financial statements.
BHFTI-162

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 0.2%
Range Red Acquisitions LLC - Class A1 (f) (g) (i) (j)	543	$1,187,595
Entertainment — 0.1%
New Cineworld Ltd. (i) (j)	14,581	359,665
Health Care Equipment & Supplies — 0.0%
Akorn Holding Co. LLC (f) (g) (i) (j)	56,220	0
Health Care Providers & Services — 0.4%
Cano Health, Inc. (i) (j)	121,458	1,275,309
Envision Parent, Inc. (i) (j)	68,001	748,011
		2,023,320
Household Products — 0.1%
LG Parent Holding Co. (i) (j)	9,472	16,576
Serta Simmons Bedding, Inc. (i) (j)	90,899	499,945
Serta SSB Equipment Co. (f) (g) (i) (j)	90,899	0
		516,521
Investment Companies — 0.0%
Aegletes BV (i) (j)	11,991	5,396
Media — 0.0%
GEE Acquisition Holdings Corp. (f) (g) (i) (j)	17,940	0
Metals & Mining — 0.1%
AFG Holdings, Inc. (f) (g) (i) (j)	24,746	0
American Consolidated Natural Resources, Inc. (i) (j)	6,321	490,931
Phoenix Services International LLC (f) (i) (j)	25,563	95,862
Phoenix Services International LLC (Equity Units) (i) (j)	2,332	8,745
		595,538
Pharmaceuticals — 0.4%
Covis Midco 1 SARL Class A (f) (i) (j)	619	315
Covis Midco 1 SARL Class B (f) (i) (j)	619	315
Covis Midco 1 SARL Class C (f) (i) (j)	619	316
Covis Midco 1 SARL Class D (f) (i) (j)	619	316
Covis Midco 1 SARL Class E (f) (i) (j)	619	316
Mallinckrodt International Finance SA (i) (j)	23,570	1,979,880
		1,981,458
Professional Services — 0.0%
Skillsoft Corp. (i) (j)	3,344	80,122
Specialty Retail — 0.0%
Phillips Feed Service, Inc. (f) (g) (i) (j)	62	0
Total Common Stocks (Cost $9,007,045)		7,087,055

Convertible Preferred Stocks—0.1%
IT Services — 0.1%
Cohesity Global, Inc. - Series G (j)	6,303	126,060
Security Description	Shares/ Principal Amount*	Value

IT Services—(Continued)
Cohesity Global, Inc. - Series G-1 (j)	4,355	$87,100
Total Convertible Preferred Stocks (Cost $218,489)		213,160

Warrants—0.0%
Health Care Providers & Services — 0.0%
Cano Health, Inc., Expires 06/28/29 (j) (Cost $0)	3,834	0

Short-Term Investments—4.4%
Repurchase Agreement—4.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $24,314,330; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $24,796,186	24,309,941	24,309,941
Total Short-Term Investments (Cost $24,309,941)		24,309,941
Total Investments—101.6% (Cost $563,982,465)		554,729,768
Unfunded Loan Commitments—(0.1)% (Cost $(607,397))		(607,397)
Net Investments—101.5% (Cost $563,375,068)		554,122,371
Other assets and liabilities (net)—(1.5)%		(8,223,622)
Net Assets—100.0%		$545,898,749

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(b)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(c)	This loan will settle after December 31, 2024, at which time the interest rate will be determined.
(d)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of December 31, 2024.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.6% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject
See accompanying notes to financial statements.
BHFTI-163

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
to restrictions on resale.
(j)	Non-income producing security.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$17,131,526, which is 3.1% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$218,742,673	$0	$237,752,969
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$2,917,659	$—	$2,917,659
Aerospace/Defense (Less Unfunded Loan Commitments of $113,462)	—	6,748,465	—	6,748,465
Agriculture	—	1,540,002	—	1,540,002
Airlines	—	1,717,144	—	1,717,144
Apparel	—	1,156,307	—	1,156,307
Auto Parts & Equipment	—	7,361,779	—	7,361,779
Banks	—	1,934,990	—	1,934,990
Beverages	—	5,859,559	—	5,859,559
Building Materials	—	20,079,292	—	20,079,292
Chemicals	—	27,215,987	—	27,215,987
Coal	—	569,207	—	569,207
Commercial Services (Less Unfunded Loan Commitments of $105,000)	—	56,779,636	—	56,779,636
Computers	—	14,129,075	—	14,129,075
Cosmetics/Personal Care	—	3,244,247	—	3,244,247
Distribution/Wholesale	—	13,590,898	—	13,590,898
Diversified Financial Services (Less Unfunded Loan Commitments of $240,646)	—	22,173,773	—	22,173,773
Electric	—	9,670,165	—	9,670,165
Electrical Components & Equipment	—	1,040,325	1,007,985	2,048,310
Electronics	—	5,981,912	—	5,981,912
Engineering & Construction	—	7,052,147	—	7,052,147
Entertainment	—	12,983,958	—	12,983,958
Environmental Control	—	11,433,156	—	11,433,156
Food	—	3,814,867	—	3,814,867
Food Service	—	533,423	—	533,423
Hand/Machine Tools	—	4,364,378	—	4,364,378
Healthcare-Products (Less Unfunded Loan Commitments of $148,289)	—	5,011,013	—	5,011,013
Healthcare-Services	—	13,610,196	—	13,610,196
Holding Companies-Diversified	—	589,636	—	589,636
Home Furnishings	—	5,930,851	—	5,930,851
Household Products/Wares	—	1,769,003	—	1,769,003
Housewares	—	2,382,413	—	2,382,413
Insurance	—	28,555,888	—	28,555,888
Internet	—	9,100,090	—	9,100,090
Investment Companies	—	5,308,644	288,498	5,597,142
Leisure Time	—	15,662,131	—	15,662,131
Lodging	—	5,063,217	—	5,063,217
Machinery-Construction & Mining	—	6,893,935	—	6,893,935
Machinery-Diversified	—	12,820,733	—	12,820,733
Media	—	5,684,046	—	5,684,046
Metal Fabricate/Hardware	—	3,508,255	540,091	4,048,346
Metals & Mining	—	330,165	—	330,165
Mining	—	2,082,474	—	2,082,474
Miscellaneous Manufacturing	—	3,175,827	—	3,175,827
Oil & Gas	—	604,735	—	604,735
Oil & Gas Services	—	1,096,221	—	1,096,221
Packaging & Containers	—	9,467,054	—	9,467,054
See accompanying notes to financial statements.
BHFTI-164

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$10,464,123	$—	$10,464,123
Pipelines	—	8,377,578	—	8,377,578
Real Estate	—	2,970,699	—	2,970,699
Retail	—	18,154,012	6,692	18,160,704
Semiconductors	—	1,047,268	—	1,047,268
Software	—	67,855,348	—	67,855,348
Telecommunications	—	8,327,565	—	8,327,565
Transportation	—	3,801,952	—	3,801,952
Total Floating Rate Loans (Less Unfunded Loan Commitments of $607,397)	—	503,537,423	1,843,266	505,380,689
Total Corporate Bonds & Notes*	—	17,131,526	—	17,131,526
Common Stocks
Commercial Services	—	337,440	0	337,440
Electronic Equipment, Instruments & Components	—	—	1,187,595	1,187,595
Entertainment	—	359,665	—	359,665
Health Care Equipment & Supplies	—	—	0	0
Health Care Providers & Services	—	2,023,320	—	2,023,320
Household Products	—	516,521	0	516,521
Investment Companies	—	5,396	—	5,396
Media	—	—	0	0
Metals & Mining	—	595,538	0	595,538
Pharmaceuticals	—	1,981,458	—	1,981,458
Professional Services	80,122	—	—	80,122
Specialty Retail	—	—	0	0
Total Common Stocks	80,122	5,819,338	1,187,595	7,087,055
Total Convertible Preferred Stocks*	—	213,160	—	213,160
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	24,309,941	—	24,309,941
Total Net Investments	$80,122	$551,011,388	$3,030,861	$554,122,371

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$563,696,069
Gross unrealized appreciation	6,110,412
Gross unrealized (depreciation)	(15,684,110)
Net unrealized appreciation (depreciation)	$(9,573,698)
See accompanying notes to financial statements.
BHFTI-165

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$554,122,371
Cash	1,482,654
Receivable for:
Investments sold	4,092,022
Fund shares sold	41,303
Interest	2,584,228
Prepaid expenses	2,026
Total Assets	562,324,604
Liabilities
Payable for:
Investments purchased	15,231,260
Fund shares redeemed	469,866
Accrued Expenses:
Management fees	281,224
Distribution and service fees	33,483
Deferred trustees’ fees	213,998
Other expenses	196,024
Total Liabilities	16,425,855
Net Assets	$545,898,749
Net Assets Consist of:
Paid in surplus	$573,679,489
Distributable earnings (Accumulated losses)	(27,780,740)
Net Assets	$545,898,749
Net Assets
Class A	$387,698,951
Class B	158,199,798
Capital Shares Outstanding*
Class A	39,626,761
Class B	16,331,184
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.78
Class B	9.69

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $563,375,068.
(b)	Investments at value is net of unfunded loan commitments of $607,397.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Interest	$51,779,821
Total investment income	51,779,821
Expenses
Management fees	3,504,761
Administration fees	46,468
Custodian and accounting fees	187,716
Distribution and service fees—Class B	385,855
Audit and tax services	132,288
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	26,832
Insurance	5,109
Miscellaneous	26,190
Total expenses	4,435,023
Less management fee waiver	(15,992)
Net expenses	4,419,031
Net Investment Income	47,360,790
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(7,702,224)
Net change in unrealized appreciation (depreciation) on investments	4,857,650
Net realized and unrealized gain (loss)	(2,844,574)
Net Increase (Decrease) in Net Assets From Operations	$44,516,216
See accompanying notes to financial statements.
BHFTI-166

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$47,360,790	$50,540,568
Net realized gain (loss)	(7,702,224)	(16,868,789)
Net change in unrealized appreciation (depreciation)	4,857,650	28,823,704
Increase (decrease) in net assets from operations	44,516,216	62,495,483
From Distributions to Shareholders
Class A	(37,436,741)	(25,568,368)
Class B	(13,239,102)	(8,091,148)
Total distributions	(50,675,843)	(33,659,516)
Increase (decrease) in net assets from capital share transactions	(23,554,665)	(75,454,975)
Total increase (decrease) in net assets	(29,714,292)	(46,619,008)
Net Assets
Beginning of period	575,613,041	622,232,049
End of period	$545,898,749	$575,613,041

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	84,242	$838,379	1,141,508	$11,195,046
Reinvestments	3,991,124	37,436,741	2,728,748	25,568,368
Redemptions	(7,409,301)	(72,208,168)	(11,435,584)	(110,959,143)
Net increase (decrease)	(3,333,935)	$(33,933,048)	(7,565,328)	$(74,195,729)
Class B
Sales	2,067,130	$20,062,641	1,671,545	$16,028,088
Reinvestments	1,423,559	13,239,102	870,016	8,091,148
Redemptions	(2,368,675)	(22,923,360)	(2,639,132)	(25,378,482)
Net increase (decrease)	1,122,014	$10,378,383	(97,571)	$(1,259,246)
Increase (decrease) derived from capital shares transactions		$(23,554,665)		$(75,454,975)
See accompanying notes to financial statements.
BHFTI-167

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.92	$9.47	$9.98	$9.94	$10.23
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.81	0.82	0.47	0.32	0.35
Net realized and unrealized gain (loss)	(0.05)	0.20	(0.62)	0.05	(0.14)
Total income (loss) from investment operations	0.76	1.02	(0.15)	0.37	0.21
Less Distributions
Distributions from net investment income	(0.90)	(0.57)	(0.36)	(0.33)	(0.50)
Total distributions	(0.90)	(0.57)	(0.36)	(0.33)	(0.50)
Net Asset Value, End of Period	$9.78	$9.92	$9.47	$9.98	$9.94
Total Return (%) (b)	8.00	11.09	(1.46) (c)	3.80 (c)	2.33
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70	0.70	0.69	0.69	0.69
Net ratio of expenses to average net assets (%) (d)	0.70	0.70	0.68	0.68	0.69
Ratio of net investment income (loss) to average net assets (%)	8.23	8.49	4.88	3.18	3.55
Portfolio turnover rate (%)	39	25	7	34	26
Net assets, end of period (in millions)	$387.7	$426.1	$478.5	$654.2	$636.7

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.83	$9.39	$9.89	$9.86	$10.15
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.77	0.79	0.45	0.29	0.32
Net realized and unrealized gain (loss)	(0.04)	0.19	(0.61)	0.05	(0.14)
Total income (loss) from investment operations	0.73	0.98	(0.16)	0.34	0.18
Less Distributions
Distributions from net investment income	(0.87)	(0.54)	(0.34)	(0.31)	(0.47)
Total distributions	(0.87)	(0.54)	(0.34)	(0.31)	(0.47)
Net Asset Value, End of Period	$9.69	$9.83	$9.39	$9.89	$9.86
Total Return (%) (b)	7.81 (c)	10.79	(1.60)	3.50	2.06
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95	0.95	0.94	0.94	0.94
Net ratio of expenses to average net assets (%) (d)	0.95	0.95	0.93	0.93	0.94
Ratio of net investment income (loss) to average net assets (%)	7.98	8.27	4.77	2.93	3.31
Portfolio turnover rate (%)	39	25	7	34	26
Net assets, end of period (in millions)	$158.2	$149.5	$143.7	$145.2	$123.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-168

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—41.2% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense — 1.1%
BAE Systems PLC
5.000%, 03/26/27 (144A) (a)	1,200,000	$1,205,105
Boeing Co.
2.196%, 02/04/26	2,600,000	2,521,456
General Dynamics Corp.
3.250%, 04/01/25 (a)	3,300,000	3,289,888
		7,016,449
Agriculture — 0.6%
Altria Group, Inc.
2.350%, 05/06/25	2,200,000	2,181,155
Philip Morris International, Inc.
4.875%, 02/15/28 (a)	900,000	902,162
5.250%, 09/07/28 (a)	900,000	912,910
		3,996,227
Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26 (144A)	500,000	498,384
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, 10/20/25 (144A)	1,768,992	1,757,877
United Airlines Pass-Through Trust
4.875%, 07/15/27	80,000	79,870
		2,336,131
Auto Manufacturers — 1.2%
Hyundai Capital America
5.250%, 01/08/27 (144A) (a)	1,400,000	1,408,159
Mercedes-Benz Finance North America LLC
4.950%, 03/30/25 (144A)	2,100,000	2,100,432
Toyota Motor Credit Corp.
5.000%, 03/19/27 (a)	1,700,000	1,714,876
Volkswagen Group of America Finance LLC
5.400%, 03/20/26 (144A) (a)	2,400,000	2,408,410
		7,631,877
Banks — 12.7%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (a) (b)	600,000	613,325
Bank of America Corp.
3.384%, SOFR + 1.330%, 04/02/26 (b)	2,800,000	2,789,156
4.376%, SOFR + 1.580%, 04/27/28 (b)	2,500,000	2,473,452
Bank of Montreal
4.567%, SOFR + 0.880%, 09/10/27 (a) (b)	2,600,000	2,591,935
Bank of Nova Scotia
2.951%, 03/11/27 (a)	2,300,000	2,214,085
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (b)	700,000	690,951
BPCE SA
2.375%, 01/14/25 (144A) (a)	3,000,000	2,997,500
Citigroup, Inc.
3.290%, SOFR + 1.528%, 03/17/26 (b)	1,900,000	1,892,984
4.600%, 03/09/26	4,000,000	3,989,118
5.174%, SOFR + 1.364%, 02/13/30 (b)	1,250,000	1,249,049
Security Description	Principal Amount*	Value
Banks—(Continued)
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b)	1,600,000	$1,622,030
Deutsche Bank AG
4.162%, 05/13/25 (a)	2,000,000	1,994,290
Goldman Sachs Bank USA
5.283%, SOFR + 0.777%, 03/18/27 (a) (b)	2,300,000	2,313,064
Goldman Sachs Group, Inc.
2.640%, SOFR + 1.114%, 02/24/28 (b)	2,000,000	1,907,523
3.750%, 02/25/26 (a)	2,000,000	1,977,911
4.250%, 10/21/25 (a)	3,000,000	2,983,450
4.387%, SOFR + 1.510%, 06/15/27 (a) (b)	900,000	894,640
HSBC Holdings PLC
1.645%, SOFR + 1.538%, 04/18/26 (a) (b)	1,500,000	1,485,177
Intesa Sanpaolo SpA
4.000%, 09/23/29 (144A)	2,000,000	1,881,002
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (b)	5,400,000	5,353,616
5.012%, SOFR + 1.310%, 01/23/30 (b)	1,000,000	999,091
KeyBank NA
4.150%, 08/08/25 (a)	1,600,000	1,591,781
Lloyds Banking Group PLC
5.087%, 1Y H15 + 0.850%, 11/26/28 (a) (b)	960,000	961,065
Manufacturers & Traders Trust Co.
5.400%, 11/21/25 (a)	2,300,000	2,306,828
Mizuho Financial Group, Inc.
5.778%, 1Y H15 + 1.650%, 07/06/29 (a) (b)	1,400,000	1,432,515
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (b)	2,900,000	2,874,135
4.210%, SOFR + 1.610%, 04/20/28 (a) (b)	2,500,000	2,464,208
4.350%, 09/08/26 (a)	2,200,000	2,183,027
5.173%, SOFR + 1.450%, 01/16/30 (b)	1,500,000	1,502,142
Nordea Bank Abp
4.750%, 09/22/25 (144A)	1,200,000	1,200,657
PNC Financial Services Group, Inc.
5.300%, SOFR + 1.342%, 01/21/28 (a) (b)	600,000	605,145
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (b)	1,800,000	1,713,277
Shinhan Bank Co. Ltd.
1.375%, 10/21/26 (144A)	2,500,000	2,355,711
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (b)	1,500,000	1,427,505
2.226%, 1Y H15 + 1.050%, 01/21/26 (144A) (b)	1,700,000	1,697,054
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	1,000,000	1,008,826
5.900%, SOFR + 1.626%, 10/28/26 (a) (b)	2,000,000	2,015,259
UBS Group AG
4.550%, 04/17/26	1,200,000	1,195,793
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (b)	1,900,000	1,913,696
Wells Fargo & Co.
2.188%, SOFR + 2.000%, 04/30/26 (b)	2,500,000	2,477,365
4.100%, 06/03/26 (a)	3,000,000	2,967,496
5.198%, SOFR + 1.500%, 01/23/30 (a) (b)	800,000	802,277
6.303%, SOFR + 1.790%, 10/23/29 (a) (b)	900,000	936,614
		82,545,725
See accompanying notes to financial statements.
BHFTI-169

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Beverages — 0.2%
Coca-Cola Europacific Partners PLC
1.500%, 01/15/27 (144A)	1,600,000	$1,492,246
Biotechnology — 0.5%
Amgen, Inc.
5.150%, 03/02/28 (a)	2,300,000	2,316,732
Royalty Pharma PLC
5.150%, 09/02/29 (a)	1,250,000	1,246,491
		3,563,223
Building Materials — 0.4%
Carrier Global Corp.
2.493%, 02/15/27	1,500,000	1,434,278
Owens Corning
5.500%, 06/15/27 (a)	1,300,000	1,322,407
		2,756,685
Chemicals — 0.2%
Rain Carbon, Inc.
12.250%, 09/01/29 (144A) (a)	1,100,000	1,162,586
Commercial Services — 0.2%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A) (a)	1,100,000	1,141,072
Computers — 0.4%
Hewlett Packard Enterprise Co.
4.400%, 09/25/27 (a)	2,400,000	2,374,824
Cosmetics/Personal Care — 0.6%
Estee Lauder Cos., Inc.
4.375%, 05/15/28 (a)	950,000	937,962
Haleon U.S. Capital LLC
3.375%, 03/24/27 (a)	3,400,000	3,300,514
		4,238,476
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	1,000,000	925,960
6.100%, 01/15/27 (a)	1,000,000	1,022,696
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a) (b)	2,400,000	2,425,733
Capital One Financial Corp.
3.800%, 01/31/28	2,500,000	2,413,072
GGAM Finance Ltd.
8.000%, 06/15/28 (144A) (a)	500,000	525,002
Jefferson Capital Holdings LLC
9.500%, 02/15/29 (144A)	500,000	529,648
OneMain Finance Corp.
6.625%, 05/15/29 (a)	800,000	809,960
		8,652,071
Electric — 3.8%
Berkshire Hathaway Energy Co.
4.050%, 04/15/25	1,700,000	1,697,071
Security Description	Principal Amount*	Value
Electric—(Continued)
Dominion Energy, Inc.
1.450%, 04/15/26 (a)	2,000,000	$1,918,293
DTE Energy Co.
4.950%, 07/01/27	800,000	803,000
Duke Energy Corp.
4.300%, 03/15/28 (a)	4,500,000	4,429,660
Electricite de France SA
5.700%, 05/23/28 (144A) (a)	300,000	304,665
Engie SA
5.250%, 04/10/29 (144A) (a)	1,400,000	1,404,379
Exelon Corp.
3.400%, 04/15/26	2,000,000	1,967,080
4.050%, 04/15/30 (a)	2,400,000	2,287,120
Korea East-West Power Co. Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,473,827
3.600%, 05/06/25 (144A)	1,600,000	1,591,930
NextEra Energy Capital Holdings, Inc.
5.749%, 09/01/25 (a)	1,700,000	1,710,364
6.051%, 03/01/25	900,000	901,592
Pacific Gas & Electric Co.
5.392%, SOFR + 0.950%, 09/04/25 (a) (b)	2,400,000	2,404,005
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,200,000	1,129,815
		25,022,801
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	1,100,000	1,114,702
Electronics — 0.2%
Flex Ltd.
3.750%, 02/01/26 (a)	1,300,000	1,281,363
Entertainment — 0.5%
Banijay Entertainment SAS
8.125%, 05/01/29 (144A)	600,000	621,187
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,200,000	1,123,510
Warnermedia Holdings, Inc.
3.755%, 03/15/27	1,500,000	1,445,146
		3,189,843
Environmental Control — 0.1%
Waste Management, Inc.
3.875%, 01/15/29 (144A)	500,000	481,803
Food — 0.6%
Campbell's Co.
5.200%, 03/19/27 (a)	1,200,000	1,211,112
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.125%, 02/01/28	1,500,000	1,489,494
Sysco Corp.
5.750%, 01/17/29 (a)	1,100,000	1,132,480
		3,833,086
See accompanying notes to financial statements.
BHFTI-170

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products — 0.6%
Baxter International, Inc.
1.915%, 02/01/27 (a)	3,000,000	$2,827,918
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 (a)	1,000,000	1,024,857
		3,852,775
Healthcare-Services — 2.0%
CHS/Community Health Systems, Inc.
6.000%, 01/15/29 (144A)	1,100,000	984,947
Cigna Group
1.250%, 03/15/26 (a)	1,666,000	1,597,778
4.375%, 10/15/28 (a)	2,000,000	1,960,565
Elevance Health, Inc.
1.500%, 03/15/26 (a)	3,000,000	2,889,257
HCA, Inc.
5.200%, 06/01/28 (a)	2,600,000	2,606,372
Icon Investments Six DAC
5.809%, 05/08/27 (a)	1,700,000	1,728,791
IQVIA, Inc.
6.250%, 02/01/29 (a)	1,000,000	1,033,937
Kedrion SpA
6.500%, 09/01/29 (144A) (a)	200,000	188,100
		12,989,747
Home Builders — 0.2%
Toll Brothers Finance Corp.
4.350%, 02/15/28 (a)	1,500,000	1,464,164
Insurance — 4.3%
Acrisure LLC/Acrisure Finance, Inc.
8.500%, 06/15/29 (144A)	300,000	312,628
AEGON Funding Co. LLC
5.500%, 04/16/27 (144A) (a)	2,100,000	2,118,275
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A)	600,000	576,409
6.750%, 04/15/28 (144A)	500,000	501,176
Athene Global Funding
5.516%, 03/25/27 (144A) (a)	2,000,000	2,023,154
Corebridge Global Funding
5.900%, 09/19/28 (144A)	1,300,000	1,336,596
F&G Annuities & Life, Inc.
6.500%, 06/04/29	300,000	306,288
F&G Global Funding
5.875%, 06/10/27 (144A) (a)	1,600,000	1,621,489
GA Global Funding Trust
3.850%, 04/11/25 (144A)	3,800,000	3,787,826
4.400%, 09/23/27 (144A)	2,150,000	2,119,341
MassMutual Global Funding II
5.100%, 04/09/27 (144A) (a)	1,250,000	1,264,661
Mutual of Omaha Cos Global Funding
5.350%, 04/09/27 (144A)	2,000,000	2,015,346
New York Life Global Funding
3.600%, 08/05/25 (144A)	3,200,000	3,181,042
4.900%, 04/02/27 (144A)	1,900,000	1,911,216
Northwestern Mutual Global Funding
4.900%, 06/12/28 (144A) (a)	1,150,000	1,150,367
Security Description	Principal Amount*	Value
Insurance—(Continued)
Pricoa Global Funding I
5.100%, 05/30/28 (144A) (a)	1,100,000	$1,109,514
Principal Life Global Funding II
4.600%, 08/19/27 (144A)	450,000	448,692
Protective Life Global Funding
3.218%, 03/28/25 (144A)	1,500,000	1,495,080
RGA Global Funding
5.448%, 05/24/29 (144A) (a)	500,000	506,797
		27,785,897
Internet — 0.4%
Netflix, Inc.
3.625%, 06/15/25 (144A)	800,000	795,453
4.375%, 11/15/26 (a)	700,000	697,446
Tencent Holdings Ltd.
1.810%, 01/26/26 (144A)	900,000	872,392
		2,365,291
Lodging — 0.3%
Marriott International, Inc.
4.875%, 05/15/29 (a)	700,000	697,416
Sands China Ltd.
2.300%, 03/08/27	1,200,000	1,118,016
Studio City Finance Ltd.
6.000%, 07/15/25 (144A)	464,000	462,809
		2,278,241
Machinery-Diversified — 0.0%
Esab Corp.
6.250%, 04/15/29 (144A)	200,000	202,488
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25 (a)	692,000	691,176
Comcast Corp.
4.550%, 01/15/29 (a)	2,000,000	1,980,269
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	600,000	584,579
Fox Corp.
3.050%, 04/07/25	1,700,000	1,691,845
4.709%, 01/25/29 (a)	1,500,000	1,481,636
		6,429,505
Multi-National — 0.2%
Banque Ouest Africaine de Developpement
5.000%, 07/27/27 (144A)	1,300,000	1,261,962
Oil & Gas — 1.5%
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A)	1,100,000	1,101,124
Equinor ASA
1.750%, 01/22/26 (a)	1,300,000	1,262,096
2.875%, 04/06/25 (a)	4,700,000	4,679,564
Petroleos Mexicanos
6.875%, 10/16/25 (a)	350,000	348,879
See accompanying notes to financial statements.
BHFTI-171

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Sunoco LP
7.000%, 05/01/29 (144A)	700,000	$718,388
Var Energi ASA
7.500%, 01/15/28 (144A)	1,400,000	1,478,380
		9,588,431
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27 (a)	2,000,000	1,929,063
Schlumberger Holdings Corp.
5.000%, 05/29/27 (144A) (a)	600,000	603,351
		2,532,414
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	1,100,000	624,459
Pharmaceuticals — 1.0%
CVS Health Corp.
1.300%, 08/21/27 (a)	1,300,000	1,177,932
4.300%, 03/25/28 (a)	1,600,000	1,550,251
5.000%, 01/30/29 (a)	1,500,000	1,479,852
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 05/19/28	1,700,000	1,685,063
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27	500,000	487,911
		6,381,009
Pipelines — 1.2%
Energy Transfer LP
4.050%, 03/15/25 (a)	1,800,000	1,796,441
EnLink Midstream Partners LP
4.850%, 07/15/26 (a)	1,100,000	1,097,665
Enterprise Products Operating LLC
4.150%, 10/16/28	2,500,000	2,440,048
Hess Midstream Operations LP
5.625%, 02/15/26 (144A)	900,000	897,051
6.500%, 06/01/29 (144A) (a)	100,000	100,989
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	312,000	312,119
Venture Global LNG, Inc.
8.125%, 06/01/28 (144A)	600,000	624,176
Williams Cos., Inc.
4.000%, 09/15/25	500,000	497,417
		7,765,906
Real Estate Investment Trusts — 0.7%
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	1,400,000	1,365,040
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	1,000,000	843,081
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/29 (144A) (a)	500,000	505,634
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	400,000	377,651
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A) (a)	1,500,000	$1,455,426
		4,546,832
Retail — 0.2%
KSouth Africa Ltd.
3.000%, 12/31/49 (144A) † (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) † (c) (d) (e)	313,720	0
O'Reilly Automotive, Inc.
5.750%, 11/20/26	1,450,000	1,475,083
		1,475,083
Semiconductors — 0.5%
SK Hynix, Inc.
1.500%, 01/19/26 (144A) (a)	3,400,000	3,278,591
Software — 0.1%
Fiserv, Inc.
2.250%, 06/01/27 (a)	1,000,000	943,085
Telecommunications — 1.3%
AT&T, Inc.
1.650%, 02/01/28 (a)	2,700,000	2,455,170
2.300%, 06/01/27 (a)	400,000	377,543
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	300,000	273,241
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 09/20/29 (144A)	18,750	18,740
T-Mobile USA, Inc.
4.950%, 03/15/28 (a)	3,000,000	3,001,421
Verizon Communications, Inc.
2.100%, 03/22/28 (a)	2,500,000	2,298,922
		8,425,037
Total Corporate Bonds & Notes (Cost $270,986,660)		268,022,107

U.S. Treasury & Government Agencies—26.1%
Agency Sponsored Mortgage-Backed — 6.2%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/37	2,954,886	2,749,640
3.500%, 10/01/37	3,022,808	2,858,402
Federal Home Loan Mortgage Corp. REMICS
5.469%, SOFR30A + 0.900%, 08/25/54 (b)	2,821,728	2,799,110
5.669%, SOFR30A + 1.100%, 02/25/54 (b)	3,396,686	3,395,849
5.669%, SOFR30A + 1.100%, 08/25/54 (b)	3,289,637	3,288,209
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.569%, SOFR30A + 1.000%, 10/25/44 (144A) (b)	423,247	423,275
5.769%, SOFR30A + 1.200%, 08/25/44 (144A) (b)	2,867,525	2,870,469
6.569%, SOFR30A + 2.000%, 04/25/42 (144A) (b)	776,143	786,058
Federal National Mortgage Association
4.500%, 03/01/25	5,812	5,794
4.903%, 1Y H15 + 2.114%, 03/01/30 (b)	59	58
5.292%, 1Y H15 + 2.167%, 07/01/33 (b)	15,070	15,255
See accompanying notes to financial statements.
BHFTI-172

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.395%, 1Y H15 + 2.270%, 01/01/29 (b)	958	$957
5.549%, 1Y H15 + 2.270%, 08/01/30 (b)	7,012	7,036
5.800%, 1Y H15 + 1.675%, 11/01/32 (b)	6,301	6,374
5.800%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	24,478	24,853
5.845%, 6M RFUCCT + 0.845%, 11/01/33 (b)	279	278
5.960%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	8,428	8,521
6.028%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	92,035	93,736
6.030%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	22,376	22,568
6.040%, 6M RFUCCT + 1.415%, 12/01/32 (b)	32,777	32,538
6.080%, 6M RFUCCT + 1.169%, 03/01/28 (b)	570	569
6.125%, 6M RFUCCT + 1.375%, 11/01/33 (b)	51	51
6.204%, 1Y RFUCCT + 1.829%, 03/01/36 (b)	11,832	11,945
6.277%, 1Y H15 + 2.152%, 12/01/33 (b)	30,070	30,730
6.280%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	689	697
6.323%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	7,939	8,029
6.325%, 1Y RFUCCT + 1.619%, 01/01/36 (b)	12,279	12,457
6.386%, 1Y RFUCCT + 1.570%, 11/01/36 (b)	187	189
6.386%, 1Y RFUCCT + 1.602%, 03/01/33 (b)	8,836	8,926
6.395%, 1Y H15 + 2.270%, 01/01/32 (b)	3,460	3,489
6.410%, 1Y H15 + 2.285%, 02/01/35 (b)	23,537	24,195
6.432%, 6M RFUCCT + 1.430%, 02/01/36 (b)	6,894	6,919
6.525%, 1Y H15 + 2.275%, 06/01/35 (b)	31,161	31,993
6.559%, 1Y H15 + 2.093%, 07/01/33 (b)	11,682	11,865
6.560%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	410	417
6.616%, 1Y H15 + 2.477%, 04/01/36 (b)	846	874
6.636%, 1Y RFUCCT + 1.709%, 09/01/35 (b)	505,514	523,757
6.665%, 6M RFUCCT + 1.415%, 06/01/32 (b)	5,767	5,744
6.710%, 6M RFUCCT + 1.400%, 03/01/35 (b)	7,939	8,000
6.734%, 1Y H15 + 2.184%, 09/01/33 (b)	838	844
6.848%, 1Y H15 + 2.234%, 09/01/36 (b)	218	225
6.873%, 6M RFUCCT + 1.635%, 03/01/37 (b)	872	902
6.908%, 1Y H15 + 2.177%, 11/01/35 (b)	462,688	477,545
6.913%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,378	1,377
6.926%, 1Y RFUCCT + 1.669%, 11/01/36 (b)	412,248	419,410
6.936%, 6M RFUCCT + 1.569%, 12/01/34 (b)	9,433	9,515
6.967%, 6M RFUCCT + 1.570%, 11/01/35 (b)	19,001	19,377
6.970%, 1Y H15 + 1.906%, 08/01/29 (b)	107	107
6.998%, 1Y H15 + 1.998%, 10/01/32 (b)	7,577	7,686
7.019%, 1Y H15 + 2.360%, 11/01/34 (b)	532,497	552,984
7.019%, 6M RFUCCT + 1.698%, 04/01/36 (b)	9,206	9,324
7.038%, 6M RFUCCT + 1.538%, 09/01/35 (b)	3,837	3,845
7.062%, 6M RFUCCT + 1.937%, 06/01/28 (b)	365	366
7.100%, 1Y H15 + 2.344%, 01/01/32 (b)	141	142
7.120%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,637	2,633
7.125%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	12,291	12,333
7.185%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	82,299	82,710
7.224%, 1Y RFUCCT + 1.724%, 10/01/36 (b)	886	895
7.250%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	9,306	9,400
7.256%, 1Y H15 + 2.243%, 03/01/38 (b)	3,075	3,145
7.259%, 1Y H15 + 2.485%, 07/01/28 (b)	255	256
7.265%, 1Y RFUCCT + 1.765%, 10/01/33 (b)	10,546	10,584
7.275%, 1Y H15 + 2.150%, 08/01/33 (b)	31,350	32,192
7.279%, 6M RFUCCT + 1.585%, 03/01/36 (b)	33,201	33,591
7.324%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	153,350	157,454
7.348%, 1Y H15 + 2.223%, 07/01/35 (b)	5,304	5,502
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
7.360%, 1Y H15 + 2.473%, 09/01/33 (b)	275	$277
7.375%, 6M RFUCCT + 2.250%, 10/01/33 (b)	13,554	13,556
7.395%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	1,240	1,267
7.415%, 1Y H15 + 2.290%, 08/01/32 (b)	1,837	1,879
7.415%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	2,028	2,039
7.437%, 1Y RFUCCT + 1.687%, 05/01/33 (b)	2,986	2,987
7.443%, 1Y RFUCCT + 1.693%, 08/01/37 (b)	2,753	2,813
7.467%, 1Y RFUCCT + 1.502%, 07/01/33 (b)	21,356	21,504
7.481%, 6M RFUCCT + 2.106%, 09/01/33 (b)	15,682	15,647
7.525%, 6M RFUCCT + 2.275%, 08/01/32 (b)	1,886	1,874
7.583%, 1Y RFUCCT + 1.833%, 08/01/32 (b)	24,587	24,958
7.594%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	592	605
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.569%, SOFR30A + 1.000%, 07/25/44 (144A) (b)	832,529	832,897
5.619%, SOFR30A + 1.050%, 09/25/44 (144A) (b)	572,933	573,469
5.669%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	938,863	939,944
5.710%, SOFR30A + 1.150%, 03/25/44 (144A) (b)	1,034,623	1,034,683
6.069%, SOFR30A + 1.500%, 10/25/43 (144A) (b)	2,809,489	2,822,941
8.683%, SOFR30A + 4.114%, 05/25/25 (b)	576,291	582,609
8.983%, SOFR30A + 4.414%, 02/25/25 (b)	424,958	427,401
9.683%, SOFR30A + 5.114%, 07/25/25 (b)	523,241	533,323
11.633%, SOFR30A + 7.064%, 08/25/28 (b)	402,249	420,305
Federal National Mortgage Association REMICS
5.519%, SOFR30A + 0.950%, 11/25/54 (b)	6,624,581	6,583,085
5.893%, SOFR30A + 1.150%, 12/25/53 (b)	3,300,000	3,295,980
		40,070,213
U.S. Treasury — 19.9%
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (f)	8,545,773	8,340,699
U.S. Treasury Notes
0.500%, 08/31/27 (a) (g)	10,000,000	9,060,022
0.625%, 03/31/27 (a)	3,200,000	2,954,407
0.750%, 08/31/26	23,000,000	21,720,031
1.125%, 08/31/28	8,000,000	7,135,353
1.250%, 03/31/28	9,700,000	8,809,603
2.000%, 11/15/26	26,500,000	25,433,552
2.750%, 02/15/28	17,900,000	17,091,801
3.750%, 08/31/26	11,000,000	10,912,938
4.125%, 11/15/27	5,400,000	5,376,172
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/27	14,400,000	12,690,360
		129,524,938
Total U.S. Treasury & Government Agencies (Cost $170,446,778)		169,595,151

Asset-Backed Securities—19.9%
Asset-Backed - Automobile — 4.8%
Ford Credit Auto Owner Trust
5.090%, 12/15/28	2,330,000	2,350,944
GM Financial Consumer Automobile Receivables Trust
4.850%, 12/18/28	4,000,000	4,020,587
See accompanying notes to financial statements.
BHFTI-173

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
GM Financial Consumer Automobile Receivables Trust
5.330%, 03/16/27	652,619	$654,828
5.780%, 08/16/28	2,590,000	2,633,843
Honda Auto Receivables Owner Trust
5.360%, 09/15/26	1,639,879	1,644,330
5.410%, 02/18/28	2,960,000	2,989,532
5.670%, 06/21/28	2,250,000	2,285,779
Hyundai Auto Receivables Trust
4.990%, 02/15/29	1,230,000	1,239,130
5.480%, 04/17/28	1,250,000	1,263,675
5.800%, 01/15/27	1,649,646	1,656,438
Nissan Auto Receivables Owner Trust
4.910%, 11/15/27	5,050,000	5,066,300
Toyota Auto Receivables Owner Trust
4.830%, 10/16/28	2,330,000	2,341,988
5.330%, 01/16/29	2,730,000	2,767,250
		30,914,624
Asset-Backed - Credit Card — 5.7%
American Express Credit Account Master Trust
3.390%, 05/15/27	3,900,000	3,882,672
3.750%, 08/15/27	5,496,000	5,470,696
4.870%, 05/15/28	3,620,000	3,639,201
BA Credit Card Trust
3.530%, 11/15/27	1,200,000	1,194,483
4.980%, 11/15/28	2,000,000	2,019,402
5.000%, 04/15/28	4,000,000	4,020,484
Capital One Multi-Asset Execution Trust
3.490%, 05/15/27	5,720,000	5,697,551
Chase Issuance Trust
3.970%, 09/15/27	2,047,000	2,040,509
Discover Card Execution Note Trust
3.560%, 07/15/27	5,710,000	5,680,916
4.930%, 06/15/28	3,620,000	3,643,800
		37,289,714
Asset-Backed - Other — 9.4%
Allegro CLO VII Ltd.
5.786%, 3M TSFR + 1.130%, 06/13/31 (144A) (b)	1,542,888	1,543,962
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	2,056,184	2,046,265
Apidos CLO XXXII Ltd.
5.717%, 3M TSFR + 1.100%, 01/20/33 (144A) (b)	1,410,000	1,412,012
Barings CLO Ltd.
5.806%, 3M TSFR + 1.150%, 10/15/30 (144A) (b)	3,356,930	3,360,515
BlueMountain CLO Ltd.
5.724%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	2,864,498	2,866,523
Buckhorn Park CLO Ltd.
5.628%, 3M TSFR + 1.070%, 07/18/34 (144A) (b)	900,000	900,547
Carlyle Global Market Strategies CLO Ltd.
5.837%, 3M TSFR + 1.220%, 07/20/32 (144A) (b)	3,201,583	3,206,366
CF Hippolyta Issuer LLC
1.690%, 07/15/60 (144A)	1,142,304	1,116,104
Cook Park CLO Ltd.
6.029%, 3M TSFR + 1.382%, 04/17/30 (144A) (b)	1,500,000	1,500,747
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates Trust
5.203%, 1M TSFR + 0.864%, 03/25/34 (b)	25,419	$25,698
Dryden 68 CLO Ltd.
5.756%, 3M TSFR + 1.100%, 07/15/35 (144A) (b)	2,250,000	2,250,506
FirstKey Homes Trust
1.266%, 10/19/37 (144A)	1,310,069	1,277,245
Flatiron CLO 28 Ltd.
6.587%, 3M TSFR + 1.320%, 07/15/36 (144A) (b)	3,610,000	3,623,942
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.591%, 3M TSFR + 1.080%, 10/20/34 (144A) (b)	1,800,000	1,799,527
Home Partners of America Trust
2.649%, 01/17/41 (144A)	481,115	433,663
JP Morgan Mortgage Trust
5.805%, SOFR30A + 1.200%, 02/25/55 (144A) (b)	766,063	767,808
Madison Park Funding XLV Ltd.
5.462%, 3M TSFR + 1.080%, 07/15/34 (144A) (b)	2,500,000	2,500,430
Madison Park Funding XXIV Ltd.
5.737%, 3M TSFR + 1.120%, 10/20/29 (144A) (b)	2,248,637	2,250,910
Madison Park Funding XXIX Ltd.
5.812%, 3M TSFR + 1.180%, 10/18/30 (144A) (b)	3,146,468	3,150,100
Marble Point CLO XV Ltd.
5.598%, 3M TSFR + 1.040%, 07/23/32 (144A) (b)	805,000	809,495
New Economy Assets - Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	5,010,000	4,619,340
OCP CLO Ltd.
5.798%, 3M TSFR + 1.150%, 10/17/30 (144A) (b)	1,570,033	1,569,802
Octagon 58 Ltd.
7.006%, 3M TSFR + 2.350%, 07/15/37 (144A) (b)	3,000,000	3,005,568
Octagon Investment Partners 35 Ltd.
5.979%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	600,000	600,712
OHA Credit Partners VII Ltd.
5.853%, 3M TSFR + 1.332%, 02/20/34 (144A) (b)	6,398,000	6,409,094
RAAC Trust
5.153%, 1M TSFR + 0.814%, 03/25/34 (b)	39,002	38,510
RR 14 Ltd.
6.038%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	5,390,331
Sound Point CLO XXII Ltd.
5.521%, 3M TSFR + 1.030%, 01/20/32 (144A) (b)	1,800,000	1,800,272
THL Credit Wind River CLO Ltd.
5.716%, 3M TSFR + 1.060%, 04/15/31 (144A) (b)	1,060,136	1,063,317
		61,339,311
Total Asset-Backed Securities (Cost $129,594,674)		129,543,649

Mortgage-Backed Securities—7.1%
Collateralized Mortgage Obligations — 5.5%
Adjustable Rate Mortgage Trust
5.770%, 02/25/35 (b)	347,755	344,369
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	741,699	700,319
6.191%, 03/25/64 (144A) (h)	1,244,642	1,252,730
6.435%, 05/25/63 (144A) (h)	1,713,939	1,725,705
6.505%, 06/25/63 (144A) (h)	192,431	188,759
See accompanying notes to financial statements.
BHFTI-174

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust
5.457%, 07/25/34 (b)	149,160	$140,607
COLT Mortgage Loan Trust
4.301%, 03/25/67 (144A) (b)	816,969	791,045
5.835%, 02/25/69 (144A) (h)	654,026	632,329
5.903%, 12/25/68 (144A) (h)	422,783	419,952
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 01/25/38	33,773	19,325
Cross Mortgage Trust
6.085%, 12/25/68 (144A) (h)	904,541	874,988
JP Morgan Mortgage Trust
2.500%, 10/25/51 (144A) (b)	3,812,054	3,348,417
2.500%, 04/25/52 (144A) (b)	3,382,572	2,964,345
2.500%, 06/25/52 (144A) (b)	662,239	576,865
Merrill Lynch Mortgage Investors Trust
5.193%, 1M TSFR + 0.854%, 03/25/28 (b)	40,647	38,363
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (b)	324,701	320,261
3.500%, 04/25/66 (144A) (b)	915,945	894,424
Morgan Stanley Residential Mortgage Loan Trust
5.919%, SOFR30A + 1.350%, 09/25/54 (144A) (b)	1,182,271	1,184,129
6.152%, 12/25/68 (144A) (h)	319,798	321,936
New York Mortgage Trust
5.128%, 1M TSFR + 0.789%, 02/25/36 (b)	31,742	30,906
OBX Trust
2.500%, 05/25/51 (144A) (b)	2,246,858	1,976,360
2.500%, 10/25/51 (144A) (b)	592,676	518,353
5.103%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	238,900	234,832
5.928%, 11/25/63 (144A) (h)	568,540	562,851
6.465%, 10/25/63 (144A) (h)	1,705,040	1,721,682
Provident Funding Mortgage Trust
2.500%, 10/25/51 (144A) (b)	2,378,858	2,063,699
PSMC Trust
2.500%, 08/25/51 (144A) (b)	3,510,779	3,099,723
Sequoia Mortgage Trust
5.125%, 1M TSFR + 0.754%, 11/20/34 (b)	88,972	82,718
Station Place Securitization Trust
5.237%, 1M TSFR + 0.900%, 10/27/25 (144A) (b)	1,800,000	1,785,094
5.643%, 1M TSFR + 0.900%, 06/22/25 (144A) (b)	1,800,000	1,800,094
Towd Point Mortgage Trust
3.000%, 06/25/58 (144A) (b)	1,237,656	1,150,757
3.750%, 03/25/58 (144A) (b)	298,032	285,529
3.750%, 05/25/58 (144A) (b)	1,532,476	1,492,454
Verus Securitization Trust
6.095%, 02/25/69 (144A) (h)	250,675	252,237
6.338%, 04/25/69 (144A) (h)	868,607	856,912
6.876%, 11/25/68 (144A) (b)	599,602	608,095
WaMu Mortgage Pass-Through Certificates Trust
4.913%, 1M TSFR + 0.574%, 04/25/45 (b)	386,312	386,274
		35,647,438
Commercial Mortgage-Backed Securities — 1.6%
BX Commercial Mortgage Trust
5.212%, 1M TSFR + 0.814%, 09/15/36 (144A) (b)	1,950,000	1,946,344
BX Mortgage Trust
5.201%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,629,785
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
5.888%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	2,360,141	$2,363,091
Citigroup Commercial Mortgage Trust
2.450%, 07/10/49	447,449	435,053
CSAIL Commercial Mortgage Trust
3.718%, 08/15/48	550,000	545,551
GS Mortgage Securities Trust
3.050%, 05/10/49	320,000	312,833
JPMBB Commercial Mortgage Securities Trust
3.576%, 03/17/49	1,043,000	1,027,774
3.801%, 08/15/48	802,707	795,393
Wells Fargo Commercial Mortgage Trust
3.695%, 11/15/48	380,000	376,346
		10,432,170
Total Mortgage-Backed Securities (Cost $48,600,742)		46,079,608

Floating Rate Loans (i)—2.3%
Airlines — 0.1%
American Airlines, Inc.
2023 1st Lien Term Loan, 6.959%, 3M TSFR + 2.250%, 06/04/29	138,600	139,033
AS Mileage Plan IP Ltd.
Term Loan B, 6.358%, 3M TSFR + 2.000%, 10/15/31	136,947	137,760
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.635%, 3M TSFR + 2.000%, 02/22/31	199,897	200,843
WestJet Loyalty LP
Term Loan B, 7.579%, 3M TSFR + 3.250%, 02/14/31	238,200	239,416
		717,052
Apparel — 0.0%
Hanesbrands, Inc.
2023 Term Loan B, 8.107%, 1M TSFR + 3.750%, 03/08/30	79,992	80,892
Auto Parts & Equipment — 0.0%
First Brands Group LLC
2021 Term Loan, 9.847%, 3M TSFR + 5.000%, 03/30/27	154,017	145,161
Beverages — 0.1%
Triton Water Holdings, Inc.
Term Loan, 7.840%, 3M TSFR + 3.250%, 03/31/28	342,083	345,130
Building Materials — 0.0%
EMRLD Borrower LP
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 08/04/31	70,828	71,216
Summit Materials LLC
2023 Incremental Term Loan B, 6.147%, 1M TSFR + 1.750%, 01/12/29	50,223	50,356
		121,572
Chemicals — 0.1%
A-AP Buyer, Inc.
Term Loan B, 7.607%, 1M TSFR + 3.250%, 09/09/31	101,194	102,038
See accompanying notes to financial statements.
BHFTI-175

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Albaugh LLC
2022 Term Loan B, 8.107%, 1M TSFR + 3.750%, 04/06/29	79,591	$79,458
Illuminate Buyer LLC
2024 1st Lien Term Loan B, 7.357%, 1M TSFR + 3.000%, 12/31/29	59,621	60,133
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 8.707%, 1M TSFR + 4.250%, 04/02/29	341,211	341,211
		582,840
Commercial Services — 0.2%
Albion Financing 3 SARL
2024 USD Term Loan B, 9.096%, 3M TSFR + 4.250%, 08/16/29	28,294	28,612
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.207%, 1M TSFR + 3.750%, 05/12/28	261,395	262,538
EAB Global, Inc.
2021 Term Loan, 7.607%, 1M TSFR + 3.250%, 08/16/28	238,200	239,421
Nuvei Technologies Corp.
2024 Term Loan B1, 7.609%, 3M TSFR + 3.000%, 11/15/31	245,507	246,326
PG Investment Co. 59 SARL
Term Loan B, 7.329%, 3M TSFR + 3.000%, 03/26/31	83,178	83,958
TTF Holdings LLC
2024 Term Loan, 8.107%, 1M TSFR + 3.750%, 07/18/31	84,731	84,837
		945,692
Computers — 0.0%
Clover Holdings 2 LLC
Term Loan B, 11/01/31 (j)	47,506	48,100
Fortress Intermediate 3, Inc.
Term Loan B, 7.857%, 1M TSFR + 3.500%, 06/27/31	43,818	44,023
Imprivata, Inc.
2024 Term Loan, 8.085%, 3M TSFR + 3.500%, 12/01/27	57,448	57,911
		150,034
Distribution/Wholesale — 0.0%
Core & Main LP
2024 Term Loan B, 6.338%, 1M TSFR + 2.000%, 07/27/28	147,248	147,708
Diversified Financial Services — 0.2%
Citadel Securities LP
2024 First Lien Term Loan, 6.329%, 3M TSFR + 2.000%, 10/31/31	376,497	378,098
Edelman Financial Center LLC
2024 Term Loan, 7.353%, 3M TSFR + 3.000%, 04/07/28	332,595	335,124
Jane Street Group LLC
2024 Term Loan B1, 6.395%, 3M TSFR + 2.000%, 12/11/31	247,423	246,920
		960,142
Electric — 0.0%
Calpine Construction Finance Co. LP
2023 Refinancing Term Loan B, 6.357%, 1M TSFR + 2.000%, 07/31/30	100,000	99,944
Security Description	Principal Amount*	Value

Electric—(Continued)
Calpine Corp.
2024 Term Loan B10, 6.107%, 1M TSFR + 1.750%, 01/31/31	149,248	$149,367
		249,311
Electronics — 0.0%
Roper Industrial Products Investment Co. LLC
2024 USD 1st Lien Term Loan B, 7.079%, 1M TSFR + 2.750%, 11/22/29	99,749	100,108
Engineering & Construction — 0.0%
Chromalloy Corp.
2024 Term Loan B, 8.354%, 3M TSFR + 3.750%, 03/27/31	119,400	119,698
Construction Partners, Inc.
Term Loan B, 6.845%, 1M TSFR + 2.500%, 11/03/31	20,478	20,606
Radar Bidco SARL
2024 USD Term Loan, 8.340%, 3M TSFR + 3.750%, 04/04/31	83,750	84,797
		225,101
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 8.143%, 3M TSFR + 3.250%, 10/02/28	198,703	188,332
Banijay Entertainment SAS
USD Term Loan B2, 7.781%, 1M TSFR + 3.250%, 03/01/28	48,885	49,240
Caesars Entertainment, Inc.
Term Loan B, 6.607%, 1M TSFR + 2.250%, 02/06/30	86,807	87,386
GVC Holdings Ltd.
2024 USD Term Loan B3, 7.079%, 3M TSFR + 2.750%, 10/31/29	99,500	99,920
Scientific Games Holdings LP
2024 USD Term Loan B, 7.590%, 3M TSFR + 3.000%, 04/04/29	267,408	268,410
		693,288
Food — 0.1%
Aspire Bakeries Holdings LLC
Term Loan, 8.607%, 1M TSFR + 4.250%, 12/13/30	88,013	89,004
Froneri International Ltd.
2024 USD Term Loan, 09/17/31 (j)	233,577	233,917
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.848%, 3M TSFR + 3.250%, 04/01/29	147,774	148,363
Simply Good Foods USA, Inc.
2023 Term Loan B, 6.957%, 1M TSFR + 2.500%, 03/17/27	13,418	13,560
		484,844
Food Service — 0.0%
Golden State Foods LLC
Term Loan B, 8.774%, 1M TSFR + 4.250%, 10/07/31	67,797	68,475
Healthcare-Products — 0.1%
Bausch & Lomb Corp.
Term Loan, 7.689%, 1M TSFR + 3.250%, 05/10/27	247,462	248,714
Medline Borrower LP
2024 USD Add-on Term Loan B, 6.607%, 1M TSFR + 2.250%, 10/23/28	132,250	133,027
		381,741
See accompanying notes to financial statements.
BHFTI-176

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services — 0.1%
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 02/21/31	99,500	$99,959
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.917%, 1M TSFR + 4.250%, 10/01/28	247,442	246,497
		346,456
Holding Companies-Diversified — 0.1%
First Eagle Investment Management LLC
2024 Term Loan B2, 7.329%, 3M TSFR + 3.000%, 03/05/29	238,200	238,977
Forward Air Corp.
Term Loan B, 9.085%, 3M TSFR + 4.500%, 12/19/30	250,000	251,387
		490,364
Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.053%, 1M TSFR + 3.500%, 07/31/28	454,670	456,517
Housewares — 0.0%
Hunter Douglas, Inc.
USD Term Loan B1, 8.021%, 3M TSFR + 3.500%, 02/26/29	247,463	247,772
Insurance — 0.2%
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.857%, 1M TSFR + 3.500%, 02/14/31	209,412	210,089
Asurion LLC
2021 Second Lien Term Loan B4, 9.721%, 1M TSFR + 5.250%, 01/20/29	144,707	140,172
2023 Term Loan B11, 8.707%, 1M TSFR + 4.250%, 08/19/28	247,481	248,100
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.357%, 1M TSFR + 3.000%, 06/13/31	238,800	239,894
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.585%, 3M TSFR + 3.000%, 07/31/31	221,934	223,559
		1,061,814
Internet — 0.0%
MH Sub I LLC
2023 Term Loan, 8.607%, 1M TSFR + 4.250%, 05/03/28	247,488	148,098
2024 Term Loan B4, 8.607%, 1M TSFR + 4.250%, 12/11/31	99,991	99,272
		247,370
Investment Companies — 0.0%
AAL Delaware Holdco, Inc.
2024 Term Loan B, 7.857%, 1M TSFR + 3.500%, 07/30/31	51,818	52,320
Leisure Time — 0.0%
GBT U.S. III LLC
Term Loan B, 7.626%, 3M TSFR + 3.000%, 07/25/31	166,482	167,523
Machinery-Diversified — 0.1%
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.457%, 1M TSFR + 4.000%, 03/25/31	90,453	90,781
CPM Holdings, Inc.
2023 Term Loan, 9.053%, 1M TSFR + 4.500%, 09/28/28	238,196	231,422
		322,203
Security Description	Principal Amount*	Value

Media — 0.0%
Gray Television, Inc.
2021 Term Loan D, 7.667%, 1M TSFR + 3.000%, 12/01/28	291,000	$269,211
Metal Fabricate/Hardware — 0.1%
Crosby U.S. Acquisition Corp.
2024 1st Lien Term Loan B, 7.857%, 1M TSFR + 3.500%, 08/16/29	99,334	100,504
Tiger Acquisition LLC
2024 Term Loan B, 7.338%, 3M TSFR + 3.000%, 06/01/28	1,621	1,626
Zekelman Industries, Inc.
2024 Term Loan B, 6.620%, 1M TSFR + 2.250%, 01/24/31	238,200	238,926
		341,056
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.
2021 Term Loan B, 8.471%, 1M TSFR + 4.000%, 03/17/28	235,055	236,818
Pharmaceuticals — 0.1%
Jazz Financing Lux SARL
2024 1st Lien Term Loan B, 6.607%, 1M TSFR + 2.250%, 05/05/28	223,106	223,834
Organon & Co.
2024 USD Term Loan, 6.620%, 1M TSFR + 2.250%, 05/19/31	238,839	240,033
		463,867
Pipelines — 0.1%
EPIC Crude Services LP
2024 Term Loan B, 7.656%, 3M TSFR + 3.000%, 10/15/31	149,533	150,923
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 7.512%, 1M TSFR + 3.000%, 10/05/28	158,400	159,083
UGI Energy Services LLC
2024 Term Loan B, 6.857%, 1M TSFR + 2.500%, 02/22/30	167,730	168,709
		478,715
Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2024 Tranche 2 Incremental Term Loan, 7.607%, 1M TSFR + 3.250%, 01/31/30	239,400	239,774
Retail — 0.2%
General Nutrition Centers, Inc.
2020 2nd Lien Term Loan, 10.457%, 1M TSFR + 6.000%, 10/07/26	215,807	146,749
Great Outdoors Group LLC
2021 Term Loan B2, 8.221%, 1M TSFR + 3.750%, 03/06/28	210,616	211,949
Highline Aftermarket Acquisition LLC
2024 Term Loan B, 8.357%, 1M TSFR + 4.000%, 11/09/27	244,261	245,788
IRB Holding Corp.
2024 1st Lien Term Loan B, 6.857%, 1M TSFR + 2.500%, 12/15/27	99,749	99,975
Peer Holding III BV
2024 USD Term Loan B5, 7.329%, 3M TSFR + 3.000%, 07/01/31	102,477	103,202
Petco Health & Wellness Co., Inc.
2021 Term Loan B, 7.840%, 3M TSFR + 3.250%, 03/03/28	250,000	243,360
See accompanying notes to financial statements.
BHFTI-177

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (i)—(Continued)
Foreign Government—0.2%
Security Description	Principal Amount*	Value

Retail—(Continued)
Whatabrands LLC
2024 1st Lien Term Loan B, 6.857%, 1M TSFR + 2.500%, 08/03/28	56,588	$56,775
White Cap Buyer LLC
2024 Term Loan B, 7.607%, 1M TSFR + 3.250%, 10/19/29	139,054	139,481
		1,247,279
Software — 0.1%
Adeia, Inc.
Term Loan, 7.370%, 1M TSFR + 3.000%, 06/08/28	208,331	209,026
Central Parent, Inc.
2024 Term Loan B, 7.579%, 3M TSFR + 3.250%, 07/06/29	119,700	118,271
ConnectWise LLC
2021 Term Loan B, 8.090%, 3M TSFR + 3.500%, 09/29/28	90,443	91,155
Polaris Newco LLC
USD Term Loan B, 8.847%, 3M TSFR + 4.000%, 06/02/28	35,235	35,341
Rocket Software, Inc.
2023 USD Term Loan B, 8.607%, 1M TSFR + 4.250%, 11/28/28	263,279	265,262
		719,055
Telecommunications — 0.0%
CCI Buyer, Inc.
Term Loan, 8.329%, 3M TSFR + 4.000%, 12/17/27	247,429	247,893
Transportation — 0.1%
First Student Bidco, Inc.
2024 1st Lien Term Loan B, 6.892%, 3M TSFR + 2.500%, 07/21/28	190,237	190,784
2024 Term Loan C, 6.892%, 3M TSFR + 2.500%, 07/21/28	58,185	58,353
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.607%, 1M TSFR + 3.250%, 01/25/29	259,353	261,136
Worldwide Express Operations LLC
2024 Term Loan B, 8.329%, 3M TSFR + 4.000%, 07/26/28	119,692	120,564
		630,837
Total Floating Rate Loans (Cost $14,656,325)		14,665,935

Municipals—1.6%
Curators of the University of Missouri
2.012%, 11/01/27	2,000,000	1,868,203
Empire State Development Corp.
2.250%, 03/15/26	5,950,000	5,798,107
Golden State Tobacco Securitization Corp.
3.850%, 06/01/50	1,605,000	1,453,602
Texas State University System
2.351%, 03/15/26	1,385,000	1,351,285
Total Municipals (Cost $10,913,000)		10,471,197

Security Description	Principal Amount*/ Shares	Value

Electric — 0.1%
Korea Electric Power Corp.
5.375%, 04/06/26 (144A)	800,000	$803,682
Sovereign — 0.1%
Peru Government International Bonds
2.783%, 01/23/31 (a)	600,000	511,500
Total Foreign Government (Cost $1,431,078)		1,315,182

Escrow Shares—0.0%
Oil & Gas — 0.0%
Sanchez Energy Corp. (c) (Cost $1,200,000)	1,200,000	16,509

Common Stocks—0.0%
Retail — 0.0%
KSouth Africa Ltd. (d) (e) (k)	40,457	0
KSouth Africa Ltd. - Class A (d) (e) (k)	8,217,950	0
KSouth Africa Ltd. - Class B (d) (e) (k)	817,800	0
Party City Holdco, Inc. (d) (e) (k)	8	0
Total Common Stocks (Cost $487,730)		0

Short-Term Investments—0.8%
Discount Note—0.6%
Federal Home Loan Bank
2.079%, 01/02/25 (l)	4,285,000	4,283,998
Repurchase Agreement—0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $1,208,880; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $1,232,973	1,208,662	1,208,661
Total Short-Term Investments (Cost $5,493,173)		5,492,659

Securities Lending Reinvestments (m)—11.5%
Certificates of Deposit—0.8%
Bank of Montreal
4.810%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	999,998
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	983,670
Mitsubishi UFJ Trust & Banking Corp.
4.750%, SOFR + 0.220%, 01/27/25 (b)	3,000,000	2,999,998
		4,983,666
Commercial Paper—0.3%
Ionic Funding LLC
4.640%, 01/23/25	1,000,000	997,078
See accompanying notes to financial statements.
BHFTI-178

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (m)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (b)	1,000,000	$1,000,059
		1,997,137
Repurchase Agreements—8.2%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $1,000,247; collateralized by various Common Stock with an aggregate market value of $1,113,508	1,000,000	1,000,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $2,200,545; collateralized by various Common Stock with an aggregate market value of $2,449,719	2,200,000	2,200,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $3,000,752; collateralized by various Common Stock with an aggregate market value of $3,340,525	3,000,000	3,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $5,001,139; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $5,100,000	5,000,000	5,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $4,000,982; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $4,097,197	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $4,018,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $4,080,001	4,000,000	4,000,000
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $2,050,969; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $2,918,583; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $2,976,228	2,917,870	2,917,870
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $14,212,314; collateralized by various Common Stock with an aggregate market value of $15,838,390	14,200,000	14,200,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $1,000,251; collateralized by various Common Stock with an aggregate market value of $1,115,440	1,000,000	1,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $12,135,297; collateralized by various Common Stock with an aggregate market value of $13,348,828	12,132,311	$12,132,311
		53,450,181
Time Deposit—0.2%
First Abu Dhabi Bank USA NV
4.320%, 01/02/25	1,000,000	1,000,000

Mutual Funds—2.0%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (n)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (n)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (n)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (n)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (n)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (n)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (n)	2,000,000	2,000,000
		13,000,000
Total Securities Lending Reinvestments (Cost $74,431,066)		74,430,984
Total Investments—110.7% (Cost $728,241,226)		719,632,981
Other assets and liabilities (net)—(10.7)%		(69,309,731)
Net Assets—100.0%		$650,323,250

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was
$0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $83,995,706 and the collateral received consisted of cash in the amount of $74,422,696 and non-cash collateral with a value of $12,365,319. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the

See accompanying notes to financial statements.
BHFTI-179

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of December 31, 2024, the market value of securities pledged was $906,002.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(j)	This loan will settle after December 31, 2024, at which time the interest rate will be determined.
(k)	Non-income producing security.
(l)	The rate shown represents current yield to maturity.
(m)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(n)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$201,035,367, which is 30.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
KSouth Africa Ltd., 25.000%, 12/31/49	12/22/16-12/31/18	USD	313,720	$313,720	$0
KSouth Africa Ltd., 3.000%, 12/31/49	04/15/13-12/31/18	USD	712,186	1,372,248	0
					$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$216,710,323	$214,683,132	$329 ,341,391	$156,079,481
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(1,400,750)	$—	$—	$—	$(1,400,750)
Corporate Bonds & Notes	(72,933,446)	—	—	—	(72,933,446)
Foreign Government	(88,500)	—	—	—	(88,500)
Total Borrowings	$(74,422,696)	$—	$—	$—	$(74,422,696)
Gross amount of recognized liabilities for securities lending transactions					$(74,422,696)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	03/31/25	786	USD	161,608,970	$(126,400)
See accompanying notes to financial statements.
BHFTI-180

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	03/31/25	(108)	USD	(11,480,906)	$85,470
U.S. Treasury Note 10 Year Futures	03/20/25	(105)	USD	(11,418,750)	172,122
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	(31)	USD	(3,450,688)	73,098
Net Unrealized Appreciation					$204,290
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41.V1	5.000%	Quarterly	12/20/28	2.694%	USD	1,188,000	$94,184	$(750)	$94,934
CDX.NA.HY.42.V1	5.000%	Quarterly	06/20/29	2.888%	USD	2,200,000	175,597	99,675	75,922
Totals							$269,781	$98,925	$170,856
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	0.810%	USD	685,000	$3,061	$(60,852)	$63,913
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.39.V1 (15-25% Tranche)	5.000%	Quarterly	12/20/27	JPMC	1.791%	USD	1,900,000	$169,663	$68,456	$101,207
CDX.NA.IG.41.V1 (3-7% Tranche)	1.000%	Quarterly	12/20/28	CBNA	0.387%	USD	5,000,000	112,162	(132,549)	244,711
Totals								$281,825	$(64,093)	$345,918

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $183,968 have been received at the custodian bank as collateral for OTC swap contracts.
See accompanying notes to financial statements.
BHFTI-181

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$284,886		$
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	170,856
Interest Rate	Unrealized appreciation on futures contracts (c) (d)	330,690	Unrealized depreciation on futures contracts (c) (d)	126,400
Total		$786,432		$126,400

(a)	Excludes OTC swap interest receivable of $5,062.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$115,223	$—	$—	$115,223
JPMorgan Chase Bank NA	169,663	—	(169,663)	—
	$284,886	$—	$(169,663)	$115,223

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$498,414	$498,414
Futures contracts	(391,899)	—	—	(391,899)
Swap contracts	—	1,638,584	—	1,638,584
	$(391,899)	$1,638,584	$498,414	$1,745,099

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(497,957)	$(497,957)
Futures contracts	336,156	—	—	336,156
Swap contracts	—	(466,140)	—	(466,140)
	$336,156	$(466,140)	$(497,957)	$(627,941)
See accompanying notes to financial statements.
BHFTI-182

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$30,784,922
Futures contracts long	163,173,701
Futures contracts short	(32,360,484)
Swap contracts	17,027,583

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$7,016,449	$—	$7,016,449
Agriculture	—	3,996,227	—	3,996,227
Airlines	—	2,336,131	—	2,336,131
Auto Manufacturers	—	7,631,877	—	7,631,877
Banks	—	82,545,725	—	82,545,725
Beverages	—	1,492,246	—	1,492,246
Biotechnology	—	3,563,223	—	3,563,223
Building Materials	—	2,756,685	—	2,756,685
Chemicals	—	1,162,586	—	1,162,586
Commercial Services	—	1,141,072	—	1,141,072
Computers	—	2,374,824	—	2,374,824
Cosmetics/Personal Care	—	4,238,476	—	4,238,476
Diversified Financial Services	—	8,652,071	—	8,652,071
Electric	—	25,022,801	—	25,022,801
Electrical Components & Equipment	—	1,114,702	—	1,114,702
Electronics	—	1,281,363	—	1,281,363
Entertainment	—	3,189,843	—	3,189,843
Environmental Control	—	481,803	—	481,803
Food	—	3,833,086	—	3,833,086
Healthcare-Products	—	3,852,775	—	3,852,775
Healthcare-Services	—	12,989,747	—	12,989,747
Home Builders	—	1,464,164	—	1,464,164
Insurance	—	27,785,897	—	27,785,897
Internet	—	2,365,291	—	2,365,291
Lodging	—	2,278,241	—	2,278,241
Machinery-Diversified	—	202,488	—	202,488
Media	—	6,429,505	—	6,429,505
Multi-National	—	1,261,962	—	1,261,962
Oil & Gas	—	9,588,431	—	9,588,431
Oil & Gas Services	—	2,532,414	—	2,532,414
Packaging & Containers	—	624,459	—	624,459
Pharmaceuticals	—	6,381,009	—	6,381,009
Pipelines	—	7,765,906	—	7,765,906
Real Estate Investment Trusts	—	4,546,832	—	4,546,832
Retail	—	1,475,083	0	1,475,083
Semiconductors	—	3,278,591	—	3,278,591
Software	—	943,085	—	943,085
See accompanying notes to financial statements.
BHFTI-183

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Telecommunications	$—	$8,425,037	$—	$8,425,037
Total Corporate Bonds & Notes	—	268,022,107	0	268,022,107
Total U.S. Treasury & Government Agencies*	—	169,595,151	—	169,595,151
Total Asset-Backed Securities*	—	129,543,649	—	129,543,649
Total Mortgage-Backed Securities*	—	46,079,608	—	46,079,608
Total Floating Rate Loans*	—	14,665,935	—	14,665,935
Total Municipals*	—	10,471,197	—	10,471,197
Total Foreign Government*	—	1,315,182	—	1,315,182
Total Escrow Shares*	—	16,509	—	16,509
Total Common Stocks*	—	—	0	0
Total Short-Term Investments*	—	5,492,659	—	5,492,659
Securities Lending Reinvestments
Certificates of Deposit	—	4,983,666	—	4,983,666
Commercial Paper	—	1,997,137	—	1,997,137
Repurchase Agreements	—	53,450,181	—	53,450,181
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	61,430,984	—	74,430,984
Total Investments	$13,000,000	$706,632,981	$—	$719,632,981
Collateral for Securities Loaned (Liability)	$—	$(74,422,696)	$—	$(74,422,696)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$330,690	$—	$—	$330,690
Futures Contracts (Unrealized Depreciation)	(126,400)	—	—	(126,400)
Total Futures Contracts	$204,290	$—	$—	$204,290
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$170,856	$—	$170,856
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$284,886	$—	$284,886

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$731,726,476
Gross unrealized appreciation	2,918,964
Gross unrealized (depreciation)	(15,012,459)
Net unrealized appreciation (depreciation)	$(12,093,495)
See accompanying notes to financial statements.
BHFTI-184

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$719,632,981
Cash	487,183
Cash collateral (c)	963,600
OTC swap contracts at market value (d)	284,886
Receivable for:
Investments sold	555,109
Fund shares sold	23,308
Interest	4,687,946
Interest on OTC swap contracts	5,062
Variation margin on futures contracts	21,444
Variation margin on centrally cleared swap contracts	2,857
Prepaid expenses	2,487
Total Assets	726,666,863
Liabilities
Collateral for securities loaned	74,422,696
Payable for:
Investments purchased	480,502
Fund shares redeemed	811,607
Accrued Expenses:
Management fees	236,504
Distribution and service fees	47,416
Deferred trustees’ fees	207,943
Other expenses	136,945
Total Liabilities	76,343,613
Net Assets	$650,323,250
Net Assets Consist of:
Paid in surplus	$789,952,841
Distributable earnings (Accumulated losses)	(139,629,591)
Net Assets	$650,323,250
Net Assets
Class A	$427,116,033
Class B	223,207,217
Capital Shares Outstanding*
Class A	48,311,176
Class B	25,397,032
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.84
Class B	8.79

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $728,241,226.
(b)	Includes securities loaned at value of $83,995,706.
(c)	Includes collateral of $893,600 for future contracts and $70,000 for OTC swap contracts.
(d)	Net premium received on OTC swap contracts was $124,945.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends	$15,114
Interest (a)	31,028,947
Securities lending income	246,419
Total investment income	31,290,480
Expenses
Management fees	3,590,330
Administration fees	55,287
Custodian and accounting fees	87,727
Distribution and service fees—Class B	566,054
Audit and tax services	108,061
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	29,159
Insurance	6,452
Miscellaneous	22,494
Total expenses	4,585,368
Less management fee waiver	(583,614)
Net expenses	4,001,754
Net Investment Income	27,288,726
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,931,674)
Futures contracts	(391,899)
Swap contracts	1,638,584
Foreign currency transactions	(41,008)
Forward foreign currency transactions	498,414
Net realized gain (loss)	(227,583)
Net change in unrealized appreciation (depreciation) on:
Investments	7,754,845
Futures contracts	336,156
Swap contracts	(466,140)
Foreign currency transactions	(35,923)
Forward foreign currency transactions	(497,957)
Net change in unrealized appreciation (depreciation)	7,090,981
Net realized and unrealized gain (loss)	6,863,398
Net Increase (Decrease) in Net Assets From Operations	$34,152,124

(a)	Net of foreign withholding taxes of $20,800.
See accompanying notes to financial statements.
BHFTI-185

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$27,288,726	$25,048,577
Net realized gain (loss)	(227,583)	(14,256,410)
Net change in unrealized appreciation (depreciation)	7,090,981	30,179,702
Increase (decrease) in net assets from operations	34,152,124	40,971,869
From Distributions to Shareholders
Class A	(20,601,305)	(19,052,318)
Class B	(8,912,426)	(7,879,683)
Total distributions	(29,513,731)	(26,932,001)
Increase (decrease) in net assets from capital share transactions	(76,112,669)	(47,891,871)
Total increase (decrease) in net assets	(71,474,276)	(33,852,003)
Net Assets
Beginning of period	721,797,526	755,649,529
End of period	$650,323,250	$721,797,526

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	28,672	$252,470	1,020,588	$8,881,788
Reinvestments	2,406,695	20,601,305	2,252,047	19,052,318
Redemptions	(10,565,829)	(92,820,070)	(8,249,633)	(70,871,753)
Net increase (decrease)	(8,130,462)	$(71,966,295)	(4,976,998)	$(42,937,647)
Class B
Sales	2,757,741	$24,090,401	3,320,905	$28,617,808
Reinvestments	1,046,059	8,912,426	935,829	7,879,683
Redemptions	(4,251,834)	(37,149,201)	(4,830,203)	(41,451,715)
Net increase (decrease)	(448,034)	$(4,146,374)	(573,469)	$(4,954,224)
Increase (decrease) derived from capital shares transactions		$(76,112,669)		$(47,891,871)
See accompanying notes to financial statements.
BHFTI-186

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.79	$8.62	$9.31	$9.45	$9.59
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.34	0.30	0.16	0.10	0.17
Net realized and unrealized gain (loss)	0.08	0.19	(0.58)	(0.04)	0.05
Total income (loss) from investment operations	0.42	0.49	(0.42)	0.06	0.22
Less Distributions
Distributions from net investment income	(0.37)	(0.32)	(0.27)	(0.20)	(0.36)
Total distributions	(0.37)	(0.32)	(0.27)	(0.20)	(0.36)
Net Asset Value, End of Period	$8.84	$8.79	$8.62	$9.31	$9.45
Total Return (%) (b)	4.93	5.84	(4.54)	0.62	2.40
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56	0.57	0.56	0.55	0.56
Net ratio of expenses to average net assets (%) (c)	0.48	0.48	0.47	0.46	0.49
Ratio of net investment income (loss) to average net assets (%)	3.89	3.44	1.82	1.01	1.87
Portfolio turnover rate (%)	63	60	56 (d)	78 (d)	103 (d)
Net assets, end of period (in millions)	$427.1	$496.0	$529.3	$716.9	$710.3

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.74	$8.57	$9.25	$9.40	$9.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.32	0.28	0.14	0.07	0.15
Net realized and unrealized gain (loss)	0.08	0.19	(0.58)	(0.04)	0.04
Total income (loss) from investment operations	0.40	0.47	(0.44)	0.03	0.19
Less Distributions
Distributions from net investment income	(0.35)	(0.30)	(0.24)	(0.18)	(0.33)
Total distributions	(0.35)	(0.30)	(0.24)	(0.18)	(0.33)
Net Asset Value, End of Period	$8.79	$8.74	$8.57	$9.25	$9.40
Total Return (%) (b)	4.69	5.59	(4.74)	0.28	2.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	0.82	0.81	0.80	0.81
Net ratio of expenses to average net assets (%) (c)	0.73	0.73	0.72	0.71	0.74
Ratio of net investment income (loss) to average net assets (%)	3.65	3.20	1.58	0.76	1.62
Portfolio turnover rate (%)	63	60	56 (d)	78 (d)	103 (d)
Net assets, end of period (in millions)	$223.2	$225.8	$226.4	$278.0	$259.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(d)
Includes mortgage dollar roll  and TBA transactions; excluding these transactions the portfolio turnover rate would have been 49%, 50%, and 71% for the years ended December 31, 2022, 2021, and
2020, respectively.

See accompanying notes to financial statements.
BHFTI-187

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of December 31, 2024
Foreign Government—81.9% of Net Assets

Security Description	Principal Amount*	Value

Australia — 10.6%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	6,419,000	$3,022,531
2.000%, 03/08/33 (AUD)	24,838,000	12,429,769
Queensland Treasury Corp.
1.750%, 07/20/34 (AUD) (144A)	15,808,000	7,330,837
2.000%, 08/22/33 (AUD)	17,830,000	8,767,676
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	23,416,000	9,849,237
2.250%, 11/20/34 (AUD)	10,817,000	5,186,759
		46,586,809
Brazil — 9.7%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	74,890,000	10,998,099
10.000%, 01/01/29 (BRL)	58,235,000	7,924,672
10.000%, 01/01/31 (BRL)	132,631,000	17,106,675
10.000%, 01/01/33 (BRL)	52,045,000	6,476,472
		42,505,918
Colombia — 6.9%
Colombia TES
6.000%, 04/28/28 (COP)	6,119,000,000	1,220,830
6.250%, 07/09/36 (COP)	4,082,000,000	597,780
7.000%, 03/26/31 (COP)	9,039,100,000	1,675,199
7.000%, 06/30/32 (COP)	19,600,000,000	3,469,642
7.250%, 10/18/34 (COP)	11,954,000,000	2,012,774
7.500%, 08/26/26 (COP)	8,103,100,000	1,790,152
7.750%, 09/18/30 (COP)	54,694,100,000	10,774,845
9.250%, 05/28/42 (COP)	18,685,000,000	3,271,658
13.250%, 02/09/33 (COP)	22,995,000,000	5,634,990
		30,447,870
Egypt — 7.8%
Egypt Government International Bonds
8.500%, 01/31/47 (144A)	5,530,000	4,290,672
8.700%, 03/01/49 (144A)	1,700,000	1,334,755
8.750%, 09/30/51 (144A)	1,430,000	1,127,555
8.875%, 05/29/50 (144A)	3,810,000	3,041,447
Egypt Treasury Bills
22.250%, 05/27/25 (EGP) (a)	1,389,300,000	24,542,407
		34,336,836
Ghana — 0.4%
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (b)	7,190,567	355,129
8.500%, 3.500% PIK, 02/15/28 (GHS) (b)	7,206,490	310,152
8.650%, 3.650% PIK, 02/13/29 (GHS) (b)	6,884,957	263,523
8.800%, 3.800% PIK, 02/12/30 (GHS) (b)	6,900,182	236,002
8.950%, 3.950% PIK, 02/11/31 (GHS) (b)	6,674,344	210,426
9.100%, 4.100% PIK, 02/10/32 (GHS) (b)	6,286,082	186,421
9.250%, 4.250% PIK, 02/08/33 (GHS) (b)	6,004,840	166,614
9.400%, 4.400% PIK, 02/07/34 (GHS) (b)	1,665,484	44,647
9.550%, 4.550% PIK, 02/06/35 (GHS) (b)	1,591,761	41,681
9.700%, 4.700% PIK, 02/05/36 (GHS) (b)	1,624,044	41,908
9.850%, 4.850% PIK, 02/03/37 (GHS) (b)	1,221,335	31,277
Security Description	Principal Amount*	Value
Ghana — (continued)
Republic of Ghana Government Bonds
10.000%, 5.000% PIK, 02/02/38 (GHS) (b)	1,632,631	$41,712
		1,929,492
Hungary — 1.1%
Hungary Government International Bonds
1.500%, 11/17/50 (EUR)	970,000	580,337
1.750%, 06/05/35 (EUR)	1,490,000	1,219,299
5.375%, 09/12/33 (EUR)	2,760,000	3,087,678
		4,887,314
India — 5.8%
India Government Bonds
6.790%, 05/15/27 (INR)	866,610,000	10,131,651
7.100%, 04/18/29 (INR)	131,600,000	1,552,506
7.180%, 08/14/33 (INR)	480,000,000	5,713,936
7.260%, 08/22/32 (INR)	658,300,000	7,884,107
		25,282,200
Israel — 1.8%
Israel Government International Bonds
0.625%, 01/18/32 (EUR)	552,000	458,861
1.500%, 01/16/29 (EUR)	7,781,000	7,455,499
		7,914,360
Malaysia — 8.8%
Malaysia Government Bonds
3.502%, 05/31/27 (MYR)	22,280,000	4,981,622
3.582%, 07/15/32 (MYR)	18,020,000	3,967,530
3.733%, 06/15/28 (MYR)	7,220,000	1,621,336
3.882%, 03/14/25 (MYR)	17,315,000	3,876,953
3.885%, 08/15/29 (MYR)	1,440,000	325,357
3.899%, 11/16/27 (MYR)	81,570,000	18,431,842
3.900%, 11/30/26 (MYR)	10,200,000	2,300,964
3.955%, 09/15/25 (MYR)	3,200,000	718,866
4.498%, 04/15/30 (MYR)	10,830,000	2,514,642
		38,739,112
Mexico — 4.4%
Mexico Bonos
7.500%, 05/26/33 (MXN)	266,740,000	10,808,273
7.750%, 05/29/31 (MXN)	32,110,000	1,371,301
7.750%, 11/23/34 (MXN)	55,470,000	2,219,917
7.750%, 11/13/42 (MXN)	70,400,000	2,586,375
8.500%, 11/18/38 (MXN)	32,710,000	1,336,402
10.000%, 11/20/36 (MXN)	17,840,000	829,490
		19,151,758
Norway — 4.6%
Norway Government Bonds
1.500%, 02/19/26 (NOK) (144A)	203,091,000	17,345,000
1.750%, 02/17/27 (NOK) (144A)	31,963,000	2,688,189
		20,033,189
See accompanying notes to financial statements.
BHFTI-188

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of December 31, 2024
Foreign Government—(Continued)
Securities Lending Reinvestments (e)—0.1%
Security Description	Principal Amount*	Value
Panama — 4.5%
Panama Government International Bonds
2.252%, 09/29/32	340,000	$237,384
3.298%, 01/19/33	290,000	217,903
6.400%, 02/14/35 (c)	8,390,000	7,608,448
6.700%, 01/26/36	310,000	287,206
6.875%, 01/31/36 (c)	1,970,000	1,847,723
8.000%, 03/01/38	9,500,000	9,522,827
		19,721,491
South Africa — 4.4%
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	206,960,000	9,306,483
8.875%, 02/28/35 (ZAR)	57,930,000	2,794,006
9.000%, 01/31/40 (ZAR)	157,840,000	7,120,278
		19,220,767
South Korea — 8.3%
Korea Treasury Bonds
2.375%, 03/10/27 (KRW)	2,300,000,000	1,552,559
3.125%, 09/10/27 (KRW)	50,373,000,000	34,645,477
		36,198,036
Uruguay — 2.8%
Uruguay Government International Bonds
3.875%, 07/02/40 (UYU) (d)	523,025,927	12,475,209
Total Foreign Government (Cost $415,279,577)		359,430,361

Corporate Bonds & Notes—4.4%
Supranational — 4.4%
International Bank for Reconstruction & Development
6.890%, 02/06/30 (INR)	900,000,000	10,352,017
7.070%, 06/26/29 (MXN)	199,300,000	8,824,056
		19,176,073
Total Corporate Bonds & Notes (Cost $21,239,558)		19,176,073

Short-Term Investments—11.9%
Repurchase Agreement — 11.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25 with a maturity value of $52,418,185; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $53,456,951	52,408,722	52,408,722
Total Short-Term Investments (Cost $52,408,722)		52,408,722

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements — 0.0%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $882; collateralized by various Common Stock with an aggregate market value of $982	882	$882
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $10,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $10,243	10,000	10,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $16,770; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $17,101	16,766	16,766
		27,648

Mutual Funds — 0.1%
Allspring Government Money Market Fund, Select Class, 4.420% (f)	40,000	40,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (f)	40,000	40,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (f)	40,000	40,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (f)	40,000	40,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (f)	40,000	40,000
		200,000
Total Securities Lending Reinvestments (Cost $227,648)		227,648
Total Purchased Options—0.3%(g) (Cost $4,346,705)		1,350,176
Total Investments—98.6% (Cost $493,502,210)		432,592,980
Other assets and liabilities (net)—1.4%		6,129,966
Net Assets—100.0%		$438,722,946

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $2,063,521 and the collateral received consisted of cash in the amount of $227,648 and non-cash collateral with a value of $1,944,994. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
See accompanying notes to financial statements.
BHFTI-189

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of December 31, 2024
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(g)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$37,158,455, which is 8.5% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$173,817,810	$44 ,423,343	$199,618,787
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Foreign Government	$(227,648)	$—	$—	$—	$(227,648)
Gross amount of recognized liabilities for securities lending transactions					$(227,648)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,483,000	CBNA	05/05/25	USD	973,997	$(55,787)
AUD	8,821,000	DBAG	03/25/25	USD	5,726,444	(265,993)
AUD	4,390,000	DBAG	05/05/25	USD	2,883,791	(165,691)
AUD	3,539,000	JPMC	03/25/25	USD	2,298,545	(107,803)
CLP	2,435,700,003	HSBC	01/27/25	USD	2,483,128	(34,580)
CLP	1,979,399,997	HSBC	01/31/25	USD	2,031,946	(42,193)
CLP	2,238,399,999	JPMC	01/31/25	USD	2,297,326	(47,219)
CLP	2,940,500,000	JPMC	03/12/25	USD	3,027,854	(73,559)
EUR	11,138,000	BBP	02/06/25	USD	12,244,003	(690,949)
INR	102,619,900	HSBC	01/23/25	USD	1,207,179	(11,033)
INR	126,100,000	HSBC	03/19/25	USD	1,476,546	(13,538)
INR	314,834,500	JPMC	01/15/25	USD	3,733,363	(60,771)
INR	113,234,200	JPMC	03/19/25	USD	1,326,238	(12,499)
JPY	2,667,975,460	BOA	01/17/25	USD	17,264,594	(288,195)
JPY	3,358,310,940	BNP	01/17/25	USD	21,735,304	(366,282)
JPY	2,505,000,000	GSBU	01/17/25	USD	16,293,743	(354,361)
JPY	489,364,730	JPMC	02/14/25	USD	3,212,889	(88,736)
JPY	1,028,600,000	MSCS	01/28/25	USD	6,856,968	(303,428)
JPY	698,719,000	MSCS	01/28/25	USD	4,666,402	(214,640)
JPY	2,053,780,000	MSCS	01/29/25	USD	14,561,685	(1,474,845)
KRW	3,637,500,003	DBAG	03/19/25	USD	2,547,893	(70,075)
KRW	745,899,994	HSBC	03/19/25	USD	522,302	(14,205)
MXN	10,878,660	BNP	02/24/25	USD	522,590	(5,419)
MXN	3,067,300	BNP	03/10/25	USD	148,389	(2,903)
MXN	886,077	BNP	03/10/25	USD	42,869	(841)
MXN	11,924,521	HSBC	02/24/25	USD	578,018	(11,126)
MXN	10,859,719	HSBC	02/24/25	USD	522,017	(5,745)
MXN	2,638,000	HSBC	03/10/25	USD	130,147	(5,023)
See accompanying notes to financial statements.
BHFTI-190

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	1,387,000	HSBC	03/10/25	USD	68,512	$(2,724)
MXN	239,610,000	JPMC	02/24/25	USD	11,522,204	(131,139)
NZD	3,112,000	BOA	01/17/25	USD	1,794,224	(52,958)
NZD	2,650,000	CBNA	01/16/25	USD	1,540,127	(57,375)
NZD	17,560,000	JPMC	01/16/25	USD	10,189,453	(364,125)
RSD	188,900,280	DBAG	01/23/25	USD	1,752,598	(79,659)
RSD	208,054,000	DBAG	01/31/25	USD	1,922,334	(79,804)
RSD	831,323,473	DBAG	02/18/25	USD	7,463,514	(101,158)

Contracts to Deliver
CNH	44,960,770	CBNA	02/21/25	USD	6,229,303	96,548
CNH	44,737,762	CBNA	05/22/25	USD	6,229,303	100,562
CNH	44,926,665	DBAG	02/21/25	USD	6,229,303	101,200
CNH	81,471,915	DBAG	05/20/25	USD	11,335,270	175,517
CNH	75,487,460	HSBC	03/19/25	USD	10,463,326	157,181
CNH	154,661,000	HSBC	06/27/25	USD	21,341,883	110,184
CNH	35,742,451	JPMC	02/24/25	USD	4,952,296	76,472
CNH	167,009,000	MSCS	06/27/25	USD	23,047,868	121,048
EUR	9,078,000	BBP	02/06/25	USD	9,460,501	44,212
EUR	790,000	BBP	02/06/25	USD	876,979	57,540
EUR	1,270,000	BBP	02/06/25	USD	1,407,861	90,535
EUR	8,930,000	JPMC	06/27/25	USD	9,373,642	40,896
JPY	111,700,000	BNP	01/17/25	USD	748,899	38,149
JPY	952,600,000	GSBU	01/17/25	USD	6,237,473	176,054
JPY	1,552,400,000	GSBU	01/17/25	USD	10,417,443	539,480
JPY	180,475,000	MSCS	01/28/25	USD	1,176,085	26,221
JPY	115,380,000	MSCS	01/29/25	USD	813,079	77,869
JPY	938,603,000	MSCS	01/29/25	USD	6,186,253	205,404
JPY	469,660,000	MSCS	01/29/25	USD	3,279,554	286,845
Net Unrealized Depreciation						$(3,134,464)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	159.350	02/05/25	MSCS	46,664,000	USD	46,664,000	$232,853	$305,976	$73,123
USD Put / JPY Call	JPY	128.000	09/11/25	MSCS	46,664,000	USD	46,664,000	175,223	108,260	(66,963)
USD Put / JPY Call	JPY	144.300	06/11/25	MSCS	93,328,000	USD	93,328,000	1,452,277	740,091	(712,186)
USD Put / JPY Call	JPY	146.330	01/24/25	MSCS	139,992,000	USD	139,992,000	1,969,408	53,617	(1,915,791)
USD Put / JPY Call	JPY	148.300	02/24/25	MSCS	46,664,000	USD	46,664,000	516,944	142,232	(374,712)
Totals								$4,346,705	$1,350,176	$(2,996,529)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	146.000	01/27/25	MSCS	(23,332,000)	USD	(23,332,000)	$(296,760)	$(1,633,987)	$(1,337,227)
USD Call / JPY Put	JPY	151.600	02/05/25	MSCS	(34,998,000)	USD	(34,998,000)	(624,435)	(1,287,857)	(663,422)
USD Put / JPY Call	JPY	135.300	06/11/25	MSCS	(139,992,000)	USD	(139,992,000)	(639,903)	(326,881)	313,022
USD Put / JPY Call	JPY	142.050	01/24/25	MSCS	(93,328,000)	USD	(93,328,000)	(650,496)	(6,346)	644,150
USD Put / JPY Call	JPY	145.200	02/24/25	MSCS	(46,664,000)	USD	(46,664,000)	(322,215)	(70,556)	251,659
See accompanying notes to financial statements.
BHFTI-191

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of December 31, 2024
Written Options — (Continued)
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put / JPY Call	JPY	148.570	01/24/25	MSCS	(46,664,000)	USD	(46,664,000)	$(907,708)	$(39,011)	$868,697
Totals								$(3,441,517)	$(3,364,638)	$76,879
Securities in the amount of $60,661 and cash in the amount of $390,000 has been received at the custodian bank as collateral for forward foreign currency exchange contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$1,350,176		$
	Unrealized appreciation on forward foreign currency exchange contracts	2,521,917	Unrealized depreciation on forward foreign currency exchange contracts	5,656,381
			Written options at value	3,364,638
Total		$3,872,093		$9,021,019

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$192,287	$(192,287)	$—	$—
BNP Paribas SA	38,149	(38,149)	—	—
Citibank NA	197,110	(113,162)	(60,661)	23,287
Deutsche Bank AG	276,717	(276,717)	—	—
Goldman Sachs Bank USA	715,534	(354,361)	(361,173)	—
HSBC Bank PLC	267,365	(140,167)	—	127,198
JPMorgan Chase Bank NA	117,368	(117,368)	—	—
Morgan Stanley Capital Services LLC	2,067,563	(2,067,563)	—	—
	$3,872,093	$(3,299,774)	$(421,834)	$150,485
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$341,153	$—	$—	$341,153
Barclays Bank PLC	690,949	(192,287)	(280,000)	218,662
BNP Paribas SA	375,445	(38,149)	(270,000)	67,296
Citibank NA	113,162	(113,162)	—	—
Deutsche Bank AG	762,380	(276,717)	(470,000)	15,663
Goldman Sachs Bank USA	354,361	(354,361)	—	—
HSBC Bank PLC	140,167	(140,167)	—	—
JPMorgan Chase Bank NA	885,851	(117,368)	(630,000)	138,483
See accompanying notes to financial statements.
BHFTI-192

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of December 31, 2024
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Morgan Stanley Capital Services LLC	$5,357,551	$(2,067,563)	$(3,241,273)	$48,715
	$9,021,019	$(3,299,774)	$(4,891,273)	$829,972

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(1,180,460)
Forward foreign currency transactions	(11,329,774)
Written options	(969,446)
$(13,479,680)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$(2,733,542)
Forward foreign currency transactions	(9,714,057)
Written options	223,233
$(12,224,366)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$286,498,364
Forward foreign currency transactions	242,696,418
Written options	(258,454,364)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$359,430,361	$—	$359,430,361
Total Corporate Bonds & Notes*	—	19,176,073	—	19,176,073
Total Short-Term Investments*	—	52,408,722	—	52,408,722
Securities Lending Reinvestments
Mutual Funds	200,000	—	—	200,000
Repurchase Agreements	—	27,648	—	27,648
Total Securities Lending Reinvestments	200,000	27,648	—	227,648
Total Purchased Options At Value	—	1,350,176	—	1,350,176
Total Investments	$200,000	$432,392,980	$—	$432,592,980
Collateral for Securities Loaned (Liability)	$—	$(227,648)	$—	$(227,648)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	—	2,521,917	—	2,521,917
See accompanying notes to financial statements.
BHFTI-193

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,656,381)	—	(5,656,381)
Total Forward Contracts	$—	$(3,134,464)	$—	$(3,134,464)
Total Written Options at Value	$—	$(3,364,638)	$—	$(3,364,638)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$494,676,397
Gross unrealized appreciation	4,476,554
Gross unrealized (depreciation)	(66,743,713)
Net unrealized appreciation (depreciation)	$(62,267,159)
See accompanying notes to financial statements.
BHFTI-194

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$380,184,258
Repurchase Agreements at value which equals cost	52,408,722
Cash denominated in foreign currencies (c)	337,943
Cash collateral for forward foreign currency exchange contracts	4,891,273
Unrealized appreciation on forward foreign currency exchange contracts	2,521,917
Receivable for:
Fund shares sold	119,225
Interest	8,505,774
Prepaid expenses	1,750
Total Assets	448,970,862
Liabilities
Written options at value (d)	3,364,638
Cash collateral for forward foreign currency exchange contracts	260,000
Unrealized depreciation on forward foreign currency exchange contracts	5,656,381
Collateral for securities loaned	227,648
Payable for:
Fund shares redeemed	29,742
Foreign taxes	22,629
Accrued Expenses:
Management fees	228,694
Distribution and service fees	6,087
Deferred trustees’ fees	221,249
Other expenses	230,848
Total Liabilities	10,247,916
Net Assets	$438,722,946
Net Assets Consist of:
Paid in surplus	$611,328,676
Distributable earnings (Accumulated losses) (e)	(172,605,730)
Net Assets	$438,722,946
Net Assets
Class A	$410,449,892
Class B	28,273,054
Capital Shares Outstanding*
Class A	58,859,740
Class B	4,162,638
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$6.97
Class B	6.79

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $441,093,488.
(b)	Includes securities loaned at value of $2,063,521.
(c)	Identified cost of cash denominated in foreign currencies was $349,307.
(d)	Premiums received on written options were $3,441,517.
(e)	Includes foreign capital gains tax of $22,629.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Interest (a)	$31,971,405
Securities lending income	7,288
Total investment income	31,978,693
Expenses
Management fees	3,109,454
Administration fees	48,129
Custodian and accounting fees	257,815
Distribution and service fees—Class B	76,222
Audit and tax services	94,243
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	22,427
Insurance	4,734
Miscellaneous	54,179
Total expenses	3,787,007
Net Investment Income	28,191,686
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	(16,073,546)
Purchased options	(1,180,460)
Written options	(969,446)
Foreign currency transactions	(864,250)
Forward foreign currency transactions	(11,329,774)
Net realized gain (loss)	(30,417,476)
Net change in unrealized appreciation (depreciation) on:
Investments (c)	(44,601,105)
Purchased options	(2,733,542)
Written options	223,233
Foreign currency transactions	(412,082)
Forward foreign currency transactions	(9,714,057)
Net change in unrealized appreciation (depreciation)	(57,237,553)
Net realized and unrealized gain (loss)	(87,655,029)
Net Increase (Decrease) in Net Assets From Operations	$(59,463,343)

(a)	Net of foreign withholding taxes of $943,885.
(b)	Net of foreign capital gains tax of $21,232.
(c)	Includes change in foreign capital gains tax of $33,007.
See accompanying notes to financial statements.
BHFTI-195

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$28,191,686	$18,186,638
Net realized gain (loss)	(30,417,476)	(38,942,468)
Net change in unrealized appreciation (depreciation)	(57,237,553)	40,838,565
Increase (decrease) in net assets from operations	(59,463,343)	20,082,735
Increase (decrease) in net assets from capital share transactions	(76,952,694)	(58,603,276)
Total increase (decrease) in net assets	(136,416,037)	(38,520,541)
Net Assets
Beginning of period	575,138,983	613,659,524
End of period	$438,722,946	$575,138,983

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	168,507	$1,241,890	644,154	$4,842,799
Redemptions	(10,514,715)	(78,204,387)	(7,976,828)	(60,179,632)
Net increase (decrease)	(10,346,208)	$(76,962,497)	(7,332,674)	$(55,336,833)
Class B
Sales	506,889	$3,642,934	177,645	$1,309,438
Redemptions	(495,614)	(3,633,131)	(623,020)	(4,575,881)
Net increase (decrease)	11,275	$9,803	(445,375)	$(3,266,443)
Increase (decrease) derived from capital shares transactions		$(76,952,694)		$(58,603,276)
See accompanying notes to financial statements.
BHFTI-196

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.85	$7.57	$7.92	$8.31	$9.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.41	0.24	0.05	0.17	0.29
Net realized and unrealized gain (loss)	(1.29)	0.04	(0.40)	(0.56)	(0.84)
Total income (loss) from investment operations	(0.88)	0.28	(0.35)	(0.39)	(0.55)
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.62)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)
Total distributions	0.00	0.00	0.00	0.00	(0.62)
Net Asset Value, End of Period	$6.97	$7.85	$7.57	$7.92	$8.31
Total Return (%) (c)	(11.21)	3.70	(4.42)	(4.69)	(5.75)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	0.72	0.70	0.69	0.68
Net ratio of expenses to average net assets (%) (d)	0.72	0.72	0.70	0.69	0.68
Ratio of net investment income (loss) to average net assets (%)	5.45	3.16	0.67	2.09	3.36
Portfolio turnover rate (%)	39	71	29	41	37
Net assets, end of period (in millions)	$410.4	$543.3	$579.6	$871.7	$988.4

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.67	$7.41	$7.77	$8.18	$9.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.39	0.21	0.03	0.15	0.27
Net realized and unrealized gain (loss)	(1.27)	0.05	(0.39)	(0.56)	(0.82)
Total income (loss) from investment operations	(0.88)	0.26	(0.36)	(0.41)	(0.55)
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.60)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)
Total distributions	0.00	0.00	0.00	0.00	(0.60)
Net Asset Value, End of Period	$6.79	$7.67	$7.41	$7.77	$8.18
Total Return (%) (c)	(11.47)	3.51	(4.63)	(5.01)	(5.91)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	0.97	0.95	0.94	0.93
Net ratio of expenses to average net assets (%) (d)	0.97	0.97	0.95	0.94	0.93
Ratio of net investment income (loss) to average net assets (%)	5.29	2.91	0.44	1.85	3.12
Portfolio turnover rate (%)	39	71	29	41	37
Net assets, end of period (in millions)	$28.3	$31.8	$34.1	$42.6	$43.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-197

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.1%
Boeing Co. (a)	52,035	$9,210,195
General Dynamics Corp.	24,085	6,346,157
RTX Corp.	67,343	7,792,932
StandardAero, Inc. (a)	164,266	4,067,226
		27,416,510
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	97,118	10,034,232
Automobile Components — 0.1%
Goodyear Tire & Rubber Co. (a)	195,800	1,762,200
Automobiles — 0.7%
Tesla, Inc. (a)	41,612	16,804,590
Banks — 3.4%
Citizens Financial Group, Inc.	318,486	13,936,947
Wells Fargo & Co.	985,583	69,227,350
		83,164,297
Biotechnology — 2.0%
AbbVie, Inc.	83,466	14,831,908
Alnylam Pharmaceuticals, Inc. (a)	5,034	1,184,551
Ascendis Pharma AS (ADR) (a)	6,730	926,519
Avidity Biosciences, Inc. (a)	37,811	1,099,544
Blueprint Medicines Corp. (a) (b)	6,730	586,991
Crinetics Pharmaceuticals, Inc. (a)	15,253	779,886
Cytokinetics, Inc. (a) (b)	89,644	4,216,854
Gilead Sciences, Inc.	39,993	3,694,153
Merus NV (a)	18,937	796,301
Newamsterdam Pharma Co. NV (a) (b)	82,600	2,122,820
Regeneron Pharmaceuticals, Inc. (a)	4,258	3,033,101
Revolution Medicines, Inc. (a) (b)	31,621	1,383,102
Sarepta Therapeutics, Inc. (a)	5,210	633,484
Scholar Rock Holding Corp. (a)	18,180	785,740
Ultragenyx Pharmaceutical, Inc. (a) (b)	18,361	772,447
United Therapeutics Corp. (a)	8,548	3,016,076
Vaxcyte, Inc. (a) (b)	10,600	867,716
Vertex Pharmaceuticals, Inc. (a)	20,339	8,190,515
		48,921,708
Broadline Retail — 5.6%
Amazon.com, Inc. (a)	617,857	135,551,647
Building Products — 0.8%
AZEK Co., Inc. (a)	140,222	6,656,338
Builders FirstSource, Inc. (a)	12,946	1,850,372
Fortune Brands Innovations, Inc.	52,768	3,605,637
Johnson Controls International PLC	63,554	5,016,317
Trane Technologies PLC	2,579	952,554
		18,081,218
Capital Markets — 3.0%
ARES Management Corp. - Class A	158,800	28,112,364
KKR & Co., Inc.	187,516	27,735,492
Security Description	Shares	Value
Capital Markets—(Continued)
Nasdaq, Inc.	226,755	$17,530,429
		73,378,285
Chemicals — 1.8%
Arcadium Lithium PLC (a) (b)	235,941	1,210,378
Cabot Corp. (b)	40,336	3,683,080
Celanese Corp. (b)	53,280	3,687,509
FMC Corp. (b)	95,351	4,635,012
Ingevity Corp. (a)	50,271	2,048,543
Linde PLC	44,563	18,657,191
PPG Industries, Inc.	82,297	9,830,377
		43,752,090
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc. (a)	47,826	11,006,676
Waste Connections, Inc.	49,678	8,523,751
		19,530,427
Consumer Finance — 1.1%
American Express Co.	91,602	27,186,558
Consumer Staples Distribution & Retail — 0.9%
U.S. Foods Holding Corp. (a)	325,350	21,948,111
Distributors — 0.4%
Pool Corp. (b)	30,530	10,408,898
Electric Utilities — 1.2%
NextEra Energy, Inc.	54,134	3,880,867
PG&E Corp.	1,187,669	23,967,160
		27,848,027
Electrical Equipment — 0.5%
Emerson Electric Co.	34,166	4,234,192
Vertiv Holdings Co. - Class A	74,328	8,444,404
		12,678,596
Electronic Equipment, Instruments & Components — 0.4%
Flex Ltd. (a)	244,284	9,378,063
Entertainment — 1.2%
Netflix, Inc. (a)	28,618	25,507,796
Spotify Technology SA (a)	8,180	3,659,568
		29,167,364
Financial Services — 4.3%
Berkshire Hathaway, Inc. - Class B (a)	109,911	49,820,458
Block, Inc. (a)	138,495	11,770,690
Corebridge Financial, Inc.	168,150	5,032,729
Equitable Holdings, Inc.	117,875	5,560,164
Mastercard, Inc. - Class A	58,905	31,017,606
		103,201,647
Food Products — 0.4%
Freshpet, Inc. (a) (b)	58,053	8,598,230
See accompanying notes to financial statements.
BHFTI-198

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Gas Utilities — 0.5%
Atmos Energy Corp. (b)	86,225	$12,008,556
Ground Transportation — 1.7%
Knight-Swift Transportation Holdings, Inc.	287,583	15,253,402
Uber Technologies, Inc. (a)	416,215	25,106,089
		40,359,491
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc. (a)	5,977	1,246,264
Boston Scientific Corp. (a)	242,656	21,674,034
Edwards Lifesciences Corp. (a)	218,876	16,203,391
Intuitive Surgical, Inc. (a)	28,322	14,782,951
		53,906,640
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. (a) (b)	68,984	2,735,216
agilon health, Inc. (a) (b)	713,007	1,354,713
Cencora, Inc. (b)	46,948	10,548,277
Centene Corp. (a)	38,977	2,361,227
Elevance Health, Inc.	12,198	4,499,842
HCA Healthcare, Inc.	21,113	6,337,067
Humana, Inc.	14,269	3,620,188
Molina Healthcare, Inc. (a)	9,165	2,667,473
UnitedHealth Group, Inc.	61,669	31,195,880
		65,319,883
Health Care REITs — 0.6%
Welltower, Inc.	108,452	13,668,206
Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc. (b)	71,437	7,453,737
Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc. (a)	294,150	17,737,245
Domino's Pizza, Inc.	5,323	2,234,383
Flutter Entertainment PLC (a)	22,233	5,746,119
Hyatt Hotels Corp. - Class A (b)	60,644	9,519,895
Royal Caribbean Cruises Ltd. (b)	47,241	10,898,026
Starbucks Corp.	176,540	16,109,275
		62,244,943
Household Durables — 0.4%
Champion Homes, Inc. (a)	63,495	5,593,910
Lennar Corp. - Class A	37,495	5,113,193
		10,707,103
Household Products — 0.9%
Procter & Gamble Co.	128,890	21,608,408
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	70,094	9,663,860
Insurance — 2.2%
American International Group, Inc.	261,518	19,038,510
Arch Capital Group Ltd.	75,071	6,932,807
Assured Guaranty Ltd.	72,174	6,496,382
Security Description	Shares	Value
Insurance—(Continued)
Everest Group Ltd.	38,999	$14,135,577
Hamilton Insurance Group Ltd. - Class B (a)	185,132	3,523,062
SiriusPoint Ltd. (a) (b)	207,922	3,407,842
		53,534,180
Interactive Media & Services — 5.2%
Alphabet, Inc. - Class A	616,034	116,615,236
Meta Platforms, Inc. - Class A	16,879	9,882,823
		126,498,059
IT Services — 0.6%
MongoDB, Inc. (a)	60,657	14,121,556
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	71,401	9,592,010
Danaher Corp.	66,523	15,270,355
ICON PLC (a)	25,559	5,359,978
		30,222,343
Machinery — 1.0%
Deere & Co.	10,427	4,417,920
Fortive Corp.	70,008	5,250,600
IDEX Corp.	42,756	8,948,403
Middleby Corp. (a) (b)	46,012	6,232,326
		24,849,249
Media — 0.7%
New York Times Co. - Class A	126,478	6,583,180
Omnicom Group, Inc. (b)	133,048	11,447,450
		18,030,630
Metals & Mining — 0.1%
Nucor Corp.	28,696	3,349,110
Multi-Utilities — 1.0%
Sempra	263,702	23,131,939
Oil, Gas & Consumable Fuels — 3.9%
EQT Corp. (b)	118,011	5,441,487
Exxon Mobil Corp.	396,704	42,673,449
Marathon Petroleum Corp.	70,631	9,853,025
Shell PLC (ADR)	343,058	21,492,584
Targa Resources Corp.	77,361	13,808,938
		93,269,483
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	161,299	9,758,589
Personal Care Products — 1.6%
BellRing Brands, Inc. (a)	92,607	6,977,011
elf Beauty, Inc. (a) (b)	30,570	3,838,063
Haleon PLC (ADR) (b)	1,388,992	13,250,984
Kenvue, Inc.	86,402	1,844,683
Unilever PLC (ADR)	234,407	13,290,877
		39,201,618
See accompanying notes to financial statements.
BHFTI-199

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Pharmaceuticals — 3.5%
AstraZeneca PLC (ADR)	158,442	$10,381,120
Eli Lilly & Co.	50,249	38,792,228
GSK PLC (ADR) (b)	159,053	5,379,173
Merck & Co., Inc.	206,944	20,586,789
Novo Nordisk AS (ADR)	64,507	5,548,892
Structure Therapeutics, Inc. (ADR) (a) (b)	74,809	2,028,820
Verona Pharma PLC (ADR) (a) (b)	35,328	1,640,632
		84,357,654
Professional Services — 1.2%
Dayforce, Inc. (a) (b)	169,742	12,330,059
KBR, Inc.	74,084	4,291,686
Science Applications International Corp.	27,231	3,043,881
TransUnion	100,754	9,340,904
		29,006,530
Residential REITs — 0.4%
Camden Property Trust	75,693	8,783,416
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc. (a)	25,491	3,079,058
Broadcom, Inc.	296,948	68,844,424
Enphase Energy, Inc. (a)	60,669	4,166,747
First Solar, Inc. (a) (b)	17,650	3,110,636
KLA Corp.	34,360	21,650,923
MKS Instruments, Inc.	19,306	2,015,353
NVIDIA Corp.	1,251,019	167,999,342
NXP Semiconductors NV	94,900	19,724,965
		290,591,448
Software — 11.5%
Atlassian Corp. - Class A (a)	45,342	11,035,336
Bill Holdings, Inc. (a) (b)	148,010	12,537,927
HubSpot, Inc. (a)	16,166	11,263,984
Intuit, Inc.	34,126	21,448,191
Microsoft Corp.	383,713	161,735,029
SAP SE (ADR) (b)	59,021	14,531,560
ServiceNow, Inc. (a)	19,176	20,328,861
Synopsys, Inc. (a)	49,196	23,877,771
		276,758,659
Specialized REITs — 0.5%
Equinix, Inc.	12,398	11,689,950
Specialty Retail — 1.3%
Abercrombie & Fitch Co. - Class A (a)	40,351	6,031,264
Boot Barn Holdings, Inc. (a) (b)	35,843	5,441,684
O'Reilly Automotive, Inc. (a)	3,731	4,424,220
TJX Cos., Inc.	133,221	16,094,429
		31,991,597
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	638,119	159,797,760
Tobacco — 0.6%
Philip Morris International, Inc.	113,443	13,652,865
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors — 0.3%
WESCO International, Inc.	35,324	$6,392,231
Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.	121,382	26,792,649
Total Common Stocks (Cost $1,948,207,120)		2,401,535,040

Short-Term Investments—0.7%
Repurchase Agreement—0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $16,051,914; collateralized by U.S. Treasury Note at 4.375%, maturing 12/15/26, with a market value of $16,370,027	16,049,017	16,049,017
Total Short-Term Investments (Cost $16,049,017)		16,049,017

Securities Lending Reinvestments (c)—4.0%
Certificates of Deposit—0.4%
Bank of Montreal
4.810%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	999,998
Bank of Nova Scotia
4.710%, SOFR + 0.340%, 05/02/25 (d)	2,000,000	2,000,568
Mizuho Bank Ltd.
4.690%, SOFR + 0.230%, 05/09/25 (d)	2,000,000	1,999,794
Standard Chartered Bank
4.730%, SOFR + 0.360%, 01/23/25 (d)	1,000,000	999,998
Sumitomo Mitsui Banking Corp.
4.590%, SOFR + 0.220%, 01/21/25 (d)	1,000,000	1,000,022
Sumitomo Mitsui Trust Bank Ltd.
4.520%, SOFR + 0.150%, 03/05/25 (d)	1,000,000	999,748
Toronto-Dominion Bank
4.800%, SOFR + 0.340%, 05/09/25 (d)	2,000,000	1,999,967
		10,000,095
Commercial Paper—0.1%
Ionic Funding LLC
4.640%, 01/23/25	2,000,000	1,994,156
Repurchase Agreements—2.6%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $3,000,742; collateralized by various Common Stock with an aggregate market value of $3,340,525	3,000,000	3,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $4,000,982; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $4,097,197	4,000,000	4,000,000
See accompanying notes to financial statements.
BHFTI-200

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $10,254,844; collateralized by various Common Stock with an aggregate market value of $11,000,002	10,000,000	$10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $366,226; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $373,460	366,137	366,137
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $4,001,004; collateralized by various Common Stock with an aggregate market value of $4,461,759	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $5,001,256; collateralized by various Common Stock with an aggregate market value of $5,577,199	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 12/31/24 at 4.570%, due on 01/07/25 with a maturity value of $10,008,886; collateralized by various Common Stock with an aggregate market value of $11,154,864	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $4,017,889; collateralized by various Common Stock with an aggregate market value of $4,445,013	4,000,000	4,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $4,000,984; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $4,081,004	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $19,004,676; collateralized by various Common Stock with an aggregate market value of $20,905,144	19,000,000	19,000,000
		63,366,137

Security Description	Shares	Value

Mutual Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (e)	10,000,000	$10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (e)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.390% (e)	1,000,000	1,000,000
		22,000,000
Total Securities Lending Reinvestments (Cost $97,360,798)		97,360,388
Total Investments—104.1% (Cost $2,061,616,935)		2,514,944,445
Other assets and liabilities (net)—(4.1)%		(100,118,110)
Net Assets—100.0%		$2,414,826,335

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $136,536,891 and the collateral received consisted of cash in the amount of $97,356,966 and non-cash collateral with a value of $43,920,595. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$1,735,266,224	$0	$2,027,680,525
The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $8,096,205 in sales of investments, which are included above,and resulted in a net realized gain of $2,312,366.
See accompanying notes to financial statements.
BHFTI-201

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of December 31, 2024
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(97,356,966)	$—	$—	$—	$(97,356,966)
Gross amount of recognized liabilities for securities lending transactions					$(97,356,966)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	03/21/25	17	USD	5,045,388	$(77,352)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$77,352

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$489,132

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(77,352)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$5,085,921

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,401,535,040	$—	$—	$2,401,535,040
Total Short-Term Investments*	—	16,049,017	—	16,049,017
See accompanying notes to financial statements.
BHFTI-202

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$10,000,095	$—	$10,000,095
Commercial Paper	—	1,994,156	—	1,994,156
Repurchase Agreements	—	63,366,137	—	63,366,137
Mutual Funds	22,000,000	—	—	22,000,000
Total Securities Lending Reinvestments	22,000,000	75,360,388	—	97,360,388
Total Investments	$2,423,535,040	$91,409,405	$—	$2,514,944,445
Collateral for Securities Loaned (Liability)	$—	$(97,356,966)	$—	$(97,356,966)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(77,352)	$—	$—	$(77,352)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$2,069,386,141
Gross unrealized appreciation	503,781,802
Gross unrealized (depreciation)	(58,223,498)
Net unrealized appreciation (depreciation)	$445,558,304
See accompanying notes to financial statements.
BHFTI-203

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$2,514,944,445
Cash	3,131
Cash collateral for futures contracts	259,331
Receivable for:
Investments sold	622,320
Fund shares sold	8,589
Dividends and interest	1,323,672
Prepaid expenses	8,478
Total Assets	2,517,169,966
Liabilities
Collateral for securities loaned	97,356,966
Payable for:
Investments purchased	2,417,443
Fund shares redeemed	989,844
Variation margin on futures contracts	19,712
Accrued Expenses:
Management fees	1,027,749
Distribution and service fees	29,066
Deferred trustees’ fees	221,249
Other expenses	281,602
Total Liabilities	102,343,631
Net Assets	$2,414,826,335
Net Assets Consist of:
Paid in surplus	$1,532,504,304
Distributable earnings (Accumulated losses)	882,322,031
Net Assets	$2,414,826,335
Net Assets
Class A	$2,252,490,685
Class B	88,820,805
Class E	73,514,845
Capital Shares Outstanding*
Class A	144,334,512
Class B	5,949,274
Class E	4,796,850
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.61
Class B	14.93
Class E	15.33

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,061,616,935.
(b)	Includes securities loaned at value of $136,536,891.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends	$24,168,663
Interest	429,754
Securities lending income	457,114
Total investment income	25,055,531
Expenses
Management fees	13,406,236
Administration fees	107,077
Custodian and accounting fees	110,214
Distribution and service fees—Class B	224,999
Distribution and service fees—Class E	111,343
Audit and tax services	50,507
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	131,557
Insurance	19,850
Miscellaneous	23,604
Total expenses	14,305,191
Less management fee waiver	(1,704,766)
Less broker commission recapture	(25,874)
Net expenses	12,574,551
Net Investment Income	12,480,980
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	425,101,309
Futures contracts	489,132
Foreign currency transactions	(40)
Net realized gain (loss)	425,590,401
Net change in unrealized appreciation (depreciation) on:
Investments	26,819,315
Futures contracts	(77,352)
Net change in unrealized appreciation (depreciation)	26,741,963
Net realized and unrealized gain (loss)	452,332,364
Net Increase (Decrease) in Net Assets From Operations	$464,813,344
See accompanying notes to financial statements.
BHFTI-204

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,480,980	$14,879,136
Net realized gain (loss)	425,590,401	183,968,568
Net change in unrealized appreciation (depreciation)	26,741,963	291,313,045
Increase (decrease) in net assets from operations	464,813,344	490,160,749
From Distributions to Shareholders
Class A	(163,158,928)	(124,878,313)
Class B	(6,597,304)	(5,239,505)
Class E	(5,406,864)	(4,199,734)
Total distributions	(175,163,096)	(134,317,552)
Increase (decrease) in net assets from capital share transactions	(116,946,952)	(158,908,249)
Total increase (decrease) in net assets	172,703,296	196,934,948
Net Assets
Beginning of period	2,242,123,039	2,045,188,091
End of period	$2,414,826,335	$2,242,123,039

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	4,068,031	$62,298,279	932,186	$11,938,847
Reinvestments	11,144,736	163,158,928	10,006,275	124,878,313
Redemptions	(21,633,098)	(326,304,490)	(22,355,679)	(283,772,883)
Net increase (decrease)	(6,420,331)	$(100,847,283)	(11,417,218)	$(146,955,723)
Class B
Sales	492,469	$7,116,265	402,824	$4,920,568
Reinvestments	470,564	6,597,304	436,990	5,239,505
Redemptions	(1,617,587)	(23,271,182)	(1,493,671)	(18,189,587)
Net increase (decrease)	(654,554)	$(9,557,613)	(653,857)	$(8,029,514)
Class E
Sales	174,240	$2,534,689	93,674	$1,168,041
Reinvestments	375,738	5,406,864	341,998	4,199,734
Redemptions	(982,946)	(14,483,609)	(743,644)	(9,290,787)
Net increase (decrease)	(432,968)	$(6,542,056)	(307,972)	$(3,923,012)
Increase (decrease) derived from capital shares transactions		$(116,946,952)		$(158,908,249)
See accompanying notes to financial statements.
BHFTI-205

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.82	$11.71	$19.02	$17.12	$15.21
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.09	0.12	0.12	0.15
Net realized and unrealized gain (loss)	2.84	2.84	(3.83)	3.84	2.92
Total income (loss) from investment operations	2.92	2.93	(3.71)	3.96	3.07
Less Distributions
Distributions from net investment income	(0.09)	(0.11)	(0.12)	(0.17)	(0.17)
Distributions from net realized capital gains	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)
Total distributions	(1.13)	(0.82)	(3.60)	(2.06)	(1.16)
Net Asset Value, End of Period	$15.61	$13.82	$11.71	$19.02	$17.12
Total Return (%) (b)	21.69	25.74	(19.02)	24.38	22.27
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	0.59	0.58	0.57	0.59
Net ratio of expenses to average net assets (%) (c) (d)	0.51	0.52	0.51	0.50	0.51
Ratio of net investment income (loss) to average net assets (%)	0.54	0.71	0.84	0.67	1.00
Portfolio turnover rate (%)	73	64	54	60	76
Net assets, end of period (in millions)	$2,252.5	$2,083.4	$1,899.6	$2,562.0	$2,390.3

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.27	$11.27	$18.45	$16.67	$14.83
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.06	0.08	0.07	0.11
Net realized and unrealized gain (loss)	2.72	2.72	(3.71)	3.73	2.86
Total income (loss) from investment operations	2.76	2.78	(3.63)	3.80	2.97
Less Distributions
Distributions from net investment income	(0.06)	(0.07)	(0.07)	(0.13)	(0.14)
Distributions from net realized capital gains	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)
Total distributions	(1.10)	(0.78)	(3.55)	(2.02)	(1.13)
Net Asset Value, End of Period	$14.93	$13.27	$11.27	$18.45	$16.67
Total Return (%) (b)	21.31	25.42	(19.21)	24.03	22.03
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	0.84	0.83	0.82	0.84
Net ratio of expenses to average net assets (%) (c) (d)	0.76	0.77	0.76	0.75	0.76
Ratio of net investment income (loss) to average net assets (%)	0.28	0.46	0.59	0.42	0.75
Portfolio turnover rate (%)	73	64	54	60	76
Net assets, end of period (in millions)	$88.8	$87.6	$81.8	$118.1	$116.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-206

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.59	$11.53	$18.78	$16.93	$15.05
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.07	0.10	0.09	0.12
Net realized and unrealized gain (loss)	2.79	2.79	(3.78)	3.79	2.90
Total income (loss) from investment operations	2.85	2.86	(3.68)	3.88	3.02
Less Distributions
Distributions from net investment income	(0.07)	(0.09)	(0.09)	(0.14)	(0.15)
Distributions from net realized capital gains	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)
Total distributions	(1.11)	(0.80)	(3.57)	(2.03)	(1.14)
Net Asset Value, End of Period	$15.33	$13.59	$11.53	$18.78	$16.93
Total Return (%) (b)	21.51	25.51	(19.12)	24.20	22.10
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73	0.74	0.73	0.72	0.74
Net ratio of expenses to average net assets (%) (c) (d)	0.66	0.67	0.66	0.65	0.66
Ratio of net investment income (loss) to average net assets (%)	0.39	0.56	0.69	0.52	0.85
Portfolio turnover rate (%)	73	64	54	60	76
Net assets, end of period (in millions)	$73.5	$71.1	$63.9	$87.9	$80.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(d)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for each of the years ended December 31, 2024 through 2020 (see Note 6 of the Notes to
Financial Statements).

See accompanying notes to financial statements.
BHFTI-207

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia — 5.5%
Charter Hall Group (REIT)	470,157	$4,183,074
Goodman Group (REIT)	863,448	19,055,720
HMC Capital Ltd. (REIT)	1,006,928	6,116,363
Scentre Group (REIT)	6,216,299	13,217,135
Stockland (REIT)	1,450,534	4,314,910
		46,887,202
Belgium — 0.5%
Montea NV (REIT)	37,602	2,466,115
Shurgard Self Storage Ltd. (REIT)	57,127	2,121,905
		4,588,020
Canada — 1.4%
Boardwalk Real Estate Investment Trust (REIT)	93,476	4,178,116
H&R Real Estate Investment Trust (REIT) (a)	554,805	3,581,753
InterRent Real Estate Investment Trust (REIT) (a)	254,311	1,795,719
Primaris Real Estate Investment Trust (REIT) (a)	207,126	2,229,114
		11,784,702
France — 3.6%
Carmila SA (REIT)	141,454	2,343,646
Klepierre SA (REIT)	365,163	10,517,333
Mercialys SA (REIT)	277,928	2,904,388
Unibail-Rodamco-Westfield (REIT) (b)	196,452	14,740,958
		30,506,325
Germany — 2.3%
Aroundtown SA (b)	681,163	2,060,691
Grand City Properties SA (b)	214,394	2,610,246
TAG Immobilien AG (b)	395,587	5,876,840
Vonovia SE	285,628	8,668,482
		19,216,259
Hong Kong — 3.7%
CK Asset Holdings Ltd.	1,670,698	6,862,450
Kerry Properties Ltd.	1,366,507	2,740,321
Link (REIT)	2,288,086	9,677,983
Sun Hung Kai Properties Ltd.	846,173	8,133,409
Swire Properties Ltd.	2,115,951	4,315,320
		31,729,483
Japan — 8.2%
Activia Properties, Inc. (REIT)	617	1,284,997
AEON REIT Investment Corp. (REIT) (a)	3,408	2,744,357
Daiwa House REIT Investment Corp. (REIT)	3,694	5,434,976
Hulic Co. Ltd. (a)	388,100	3,359,131
Hulic Reit, Inc. (REIT)	3,250	2,832,883
Invincible Investment Corp. (REIT) (a)	13,169	5,515,215
Japan Hotel REIT Investment Corp. (REIT) (a)	11,398	5,091,141
Japan Metropolitan Fund Invest (REIT)	14,102	8,076,938
KDX Realty Investment Corp. (REIT)	7,692	7,285,188
LaSalle Logiport (REIT)	8,529	7,702,741
Nippon Prologis REIT, Inc. (REIT) (a)	2,700	3,821,006
Orix JREIT, Inc. (REIT)	5,285	5,498,387
Tokyo Tatemono Co. Ltd. (a)	153,600	2,513,047
Security Description	Shares	Value
Japan — (Continued)
Tokyu Fudosan Holdings Corp.	1,149,968	$6,981,925
Tokyu REIT, Inc. (REIT)	2,156	2,148,672
		70,290,604
Netherlands — 0.3%
Eurocommercial Properties NV (REIT)	99,664	2,290,567
Singapore — 3.6%
CapitaLand Ascendas (REIT)	5,106,090	9,600,660
CapitaLand Investment Ltd.	3,350,100	6,418,766
Frasers Logistics & Commercial Trust (REIT)	5,809,840	3,741,373
Keppel DC REIT (REIT)	4,055,700	6,473,912
Mapletree Logistics Trust (REIT)	5,233,400	4,861,538
		31,096,249
Sweden — 0.7%
Catena AB	69,510	2,966,177
Pandox AB	175,252	3,035,808
		6,001,985
United Kingdom — 4.5%
Big Yellow Group PLC (REIT)	322,949	3,880,358
Hammerson PLC (REIT)	1,026,987	3,594,145
Land Securities Group PLC (REIT)	651,768	4,754,921
LondonMetric Property PLC (REIT)	3,805,908	8,562,404
NewRiver REIT PLC (REIT)	3,867,204	3,542,296
Tritax Big Box REIT PLC (REIT)	3,608,575	5,993,637
UNITE Group PLC (REIT)	588,246	5,929,616
Workspace Group PLC (REIT)	337,163	2,072,300
		38,329,677
United States — 64.6%
American Healthcare REIT, Inc. (REIT)	162,572	4,620,296
American Tower Corp. (REIT)	43,943	8,059,586
AvalonBay Communities, Inc. (REIT) (a)	73,199	16,101,584
Brixmor Property Group, Inc. (REIT)	597,233	16,626,967
COPT Defense Properties (REIT) (a)	149,045	4,612,943
Crown Castle, Inc. (REIT)	22,651	2,055,805
CubeSmart (REIT)	448,282	19,208,884
DiamondRock Hospitality Co. (REIT) (a)	272,405	2,459,817
Empire State Realty Trust, Inc. (REIT) - Class A (a)	252,800	2,608,896
Equinix, Inc. (REIT)	86,020	81,107,398
Equity LifeStyle Properties, Inc. (REIT)	94,513	6,294,566
Equity Residential (REIT)	205,589	14,753,067
Extra Space Storage, Inc. (REIT) (a)	165,446	24,750,722
Federal Realty Investment Trust (REIT) (a)	68,858	7,708,653
Four Corners Property Trust, Inc. (REIT) (a)	189,023	5,130,084
Getty Realty Corp. (REIT) (a)	93,212	2,808,478
Healthcare Realty Trust, Inc. (REIT) (a)	677,770	11,488,201
Healthpeak Properties, Inc. (REIT)	436,569	8,849,254
Highwoods Properties, Inc. (REIT)	191,974	5,870,565
Hilton Worldwide Holdings, Inc.	17,239	4,260,791
Host Hotels & Resorts, Inc. (REIT) (a)	758,502	13,288,955
Invitation Homes, Inc. (REIT)	434,899	13,903,721
Iron Mountain, Inc. (REIT)	93,797	9,859,003
Lineage, Inc. (REIT) (a)	122,957	7,201,591
See accompanying notes to financial statements.
BHFTI-208

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Marriott International, Inc. - Class A	30,630	$8,543,932
NETSTREIT Corp. (REIT)	175,442	2,482,504
NNN REIT, Inc. (REIT)	95,050	3,882,792
Prologis, Inc. (REIT)	143,006	15,115,734
Public Storage (REIT)	97,287	29,131,619
Realty Income Corp. (REIT) (a)	1,051,637	56,167,932
Regency Centers Corp. (REIT) (a)	150,932	11,158,403
Rexford Industrial Realty, Inc. (REIT) (a)	424,569	16,413,838
Simon Property Group, Inc. (REIT)	357,674	61,595,039
Sun Communities, Inc. (REIT) (a)	95,728	11,771,672
Sunstone Hotel Investors, Inc. (REIT) (a)	490,506	5,807,591
Urban Edge Properties (REIT)	133,001	2,859,521
Vornado Realty Trust (REIT) (a)	95,243	4,004,016
Welltower, Inc. (REIT)	221,302	27,890,691
		550,455,111
Total Common Stocks (Cost $816,962,037)		843,176,184

Short-Term Investments—0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25 with a maturity value of $6,381,025; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $6,507,513	6,379,873	6,379,873
Total Short-Term Investments (Cost $6,379,873)		6,379,873

Securities Lending Reinvestments (c)—5.8%
Certificates of Deposit — 0.2%
Barclays Bank PLC (NY)
4.840%, SOFR + 0.380%, 02/10/25 (d)	1,000,000	1,000,066
Mitsubishi UFJ Trust & Banking Corp.
4.750%, SOFR + 0.220%, 01/27/25 (d)	1,000,000	999,999
		2,000,065
Repurchase Agreements — 4.4%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $700,173; collateralized by various Common Stock with an aggregate market value of $779,456	700,000	700,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $2,000,501; collateralized by various Common Stock with an aggregate market value of $2,227,017	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $5,001,139; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $5,001,228; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $5,121,496	5,000,000	$5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $2,009,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $2,050,969; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $8,291,789; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $8,455,558	8,289,762	8,289,762
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $3,402,949; collateralized by various Common Stock with an aggregate market value of $3,792,291	3,400,000	3,400,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $2,000,494; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $2,040,003	2,000,000	2,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $4,000,984; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $4,081,004	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $3,000,738; collateralized by various Common Stock with an aggregate market value of $3,300,812	3,000,000	3,000,000
		37,389,762

Mutual Funds — 1.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (e)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	3,000,000	3,000,000
See accompanying notes to financial statements.
BHFTI-209

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (e)	2,000,000	$2,000,000
		10,000,000
Total Securities Lending Reinvestments (Cost $49,389,931)		49,389,827
Total Investments—105.4% (Cost $872,731,841)		898,945,884
Other assets and liabilities (net)—(5.4)%		(46,428,698)
Net Assets—100.0%		$852,517,186

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $87,760,832 and the collateral received consisted of cash in the amount of
$49,390,031 and non-cash collateral with a value of $41,388,629. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.

Ten Largest Industries as of December 31, 2024 (Unaudited)	% of Net Assets
Retail REITs	28.3
Industrial REITs	11.2
Data Center REITs	10.3
Self Storage REITs	9.3
Health Care REITs	6.2
Diversified REITs	5.5
Multi-Family Residential REITs	5.0
Real Estate Operating Companies	4.6
Hotel & Resort REITs	3.8
Single-Family Residential REITs	3.7
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$719,075,047	$0	$830,120,007
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(49,390,031)	$—	$—	$—	$(49,390,031)
Gross amount of recognized liabilities for securities lending transactions					$(49,390,031)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$46,887,202	$—	$46,887,202
Belgium	—	4,588,020	—	4,588,020
Canada	11,784,702	—	—	11,784,702
France	—	30,506,325	—	30,506,325
Germany	—	19,216,259	—	19,216,259
Hong Kong	—	31,729,483	—	31,729,483
See accompanying notes to financial statements.
BHFTI-210

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Japan	$—	$70,290,604	$—	$70,290,604
Netherlands	—	2,290,567	—	2,290,567
Singapore	—	31,096,249	—	31,096,249
Sweden	—	6,001,985	—	6,001,985
United Kingdom	—	38,329,677	—	38,329,677
United States	550,455,111	—	—	550,455,111
Total Common Stocks	562,239,813	280,936,371	—	843,176,184
Total Short-Term Investments*	—	6,379,873	—	6,379,873
Securities Lending Reinvestments
Certificates of Deposit	—	2,000,065	—	2,000,065
Mutual Funds	10,000,000	—	—	10,000,000
Repurchase Agreements	—	37,389,762	—	37,389,762
Total Securities Lending Reinvestments	10,000,000	39,389,827	—	49,389,827
Total Investments	$572,239,813	$326,706,071	$—	$898,945,884
Collateral for Securities Loaned (Liability)	$—	$(49,390,031)	$—	$(49,390,031)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$882,728,106
Gross unrealized appreciation	77,377,240
Gross unrealized (depreciation)	(61,159,462)
Net unrealized appreciation (depreciation)	$16,217,778
See accompanying notes to financial statements.
BHFTI-211

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$898,945,884
Cash denominated in foreign currencies (c)	44,218
Receivable for:
Investments sold	710,021
Fund shares sold	1,374,307
Dividends and interest	3,561,148
Prepaid expenses	3,214
Total Assets	904,638,792
Liabilities
Collateral for securities loaned	49,390,031
Payable for:
Investments purchased	1,710,452
Fund shares redeemed	80,016
Accrued Expenses:
Management fees	448,876
Distribution and service fees	67,487
Deferred trustees’ fees	221,249
Other expenses	203,495
Total Liabilities	52,121,606
Net Assets	$852,517,186
Net Assets Consist of:
Paid in surplus	$841,988,236
Distributable earnings (Accumulated losses)	10,528,950
Net Assets	$852,517,186
Net Assets
Class A	$532,759,335
Class B	298,956,166
Class E	20,801,685
Capital Shares Outstanding*
Class A	52,164,751
Class B	29,425,685
Class E	2,037,491
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.21
Class B	10.16
Class E	10.21

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $872,731,841.
(b)	Includes securities loaned at value of $87,760,832.
(c)	Identified cost of cash denominated in foreign currencies was $44,854.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$35,326,062
Interest	105,738
Securities lending income	208,200
Total investment income	35,640,000
Expenses
Management fees	5,973,112
Administration fees	52,329
Custodian and accounting fees	111,496
Distribution and service fees—Class B	815,801
Distribution and service fees—Class E	32,638
Audit and tax services	56,015
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	100,869
Insurance	8,103
Miscellaneous	25,719
Total expenses	7,295,886
Less management fee waiver	(349,998)
Less broker commission recapture	(83,332)
Net expenses	6,862,556
Net Investment Income	28,777,444
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	19,930,135
Foreign currency transactions	(202,103)
Net realized gain (loss)	19,728,032
Net change in unrealized appreciation (depreciation) on:
Investments	(37,330,810)
Foreign currency transactions	(65,820)
Net change in unrealized appreciation (depreciation)	(37,396,630)
Net realized and unrealized gain (loss)	(17,668,598)
Net Increase (Decrease) in Net Assets From Operations	$11,108,846

(a)	Net of foreign withholding taxes of $1,404,565.
See accompanying notes to financial statements.
BHFTI-212

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$28,777,444	$29,138,873
Net realized gain (loss)	19,728,032	(36,770,949)
Net change in unrealized appreciation (depreciation)	(37,396,630)	124,285,115
Increase (decrease) in net assets from operations	11,108,846	116,653,039
From Distributions to Shareholders
Class A	(21,845,861)	(16,315,746)
Class B	(11,229,231)	(8,252,811)
Class E	(763,021)	(562,403)
Total distributions	(33,838,113)	(25,130,960)
Increase (decrease) in net assets from capital share transactions	(104,073,848)	(66,460,616)
Total increase (decrease) in net assets	(126,803,115)	25,061,463
Net Assets
Beginning of period	979,320,301	954,258,838
End of period	$852,517,186	$979,320,301

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,223,663	$12,544,085	999,471	$9,562,107
Reinvestments	2,236,014	21,845,861	1,699,557	16,315,746
Redemptions	(8,712,821)	(93,228,663)	(7,199,593)	(71,729,972)
Net increase (decrease)	(5,253,144)	$(58,838,717)	(4,500,565)	$(45,852,119)
Class B
Sales	1,119,360	$11,427,902	1,526,434	$14,495,879
Reinvestments	1,154,083	11,229,231	863,265	8,252,811
Redemptions	(6,354,616)	(66,512,643)	(4,285,966)	(41,652,196)
Net increase (decrease)	(4,081,173)	$(43,855,510)	(1,896,267)	$(18,903,506)
Class E
Sales	181,038	$1,861,450	175,326	$1,692,599
Reinvestments	78,098	763,021	58,584	562,403
Redemptions	(379,536)	(4,004,092)	(403,683)	(3,959,993)
Net increase (decrease)	(120,400)	$(1,379,621)	(169,773)	$(1,704,991)
Increase (decrease) derived from capital shares transactions		$(104,073,848)		$(66,460,616)
See accompanying notes to financial statements.
BHFTI-213

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.54	$9.59	$15.03	$11.53	$12.97
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.33	0.31	0.27	0.21	0.47
Net realized and unrealized gain (loss)	(0.28)	0.91	(3.96)	3.70	(1.16)
Total income (loss) from investment operations	0.05	1.22	(3.69)	3.91	(0.69)
Less Distributions
Distributions from net investment income	(0.38)	(0.27)	(0.55)	(0.41)	(0.52)
Distributions from net realized capital gains	0.00	0.00	(1.20)	0.00	(0.23)
Total distributions	(0.38)	(0.27)	(1.75)	(0.41)	(0.75)
Net Asset Value, End of Period	$10.21	$10.54	$9.59	$15.03	$11.53
Total Return (%) (b)	0.66	12.99 (c)	(24.71)	34.35 (c)(d)	(4.53) (c)(d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.69	0.69	0.68	0.65	0.67
Net ratio of expenses to average net assets (%) (e)	0.65	0.65	0.64	0.62	0.64
Ratio of net investment income (loss) to average net assets (%)	3.18	3.16	2.33	1.59	4.35
Portfolio turnover rate (%)	78	84	91	70	93
Net assets, end of period (in millions)	$532.8	$605.2	$594.1	$834.7	$788.7

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.49	$9.54	$14.95	$11.47	$12.90
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.30	0.28	0.24	0.18	0.43
Net realized and unrealized gain (loss)	(0.27)	0.91	(3.94)	3.68	(1.14)
Total income (loss) from investment operations	0.03	1.19	(3.70)	3.86	(0.71)
Less Distributions
Distributions from net investment income	(0.36)	(0.24)	(0.51)	(0.38)	(0.49)
Distributions from net realized capital gains	0.00	0.00	(1.20)	0.00	(0.23)
Total distributions	(0.36)	(0.24)	(1.71)	(0.38)	(0.72)
Net Asset Value, End of Period	$10.16	$10.49	$9.54	$14.95	$11.47
Total Return (%) (b)	0.40	12.73	(24.99)	34.07 (c)(d)	(4.77) (c)(d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94	0.94	0.93	0.90	0.92
Net ratio of expenses to average net assets (%) (e)	0.90	0.90	0.89	0.87	0.89
Ratio of net investment income (loss) to average net assets (%)	2.93	2.92	2.08	1.35	4.03
Portfolio turnover rate (%)	78	84	91	70	93
Net assets, end of period (in millions)	$299.0	$351.4	$337.9	$492.3	$444.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-214

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.54	$9.59	$15.02	$11.52	$12.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.32	0.29	0.25	0.19	0.44
Net realized and unrealized gain (loss)	(0.28)	0.91	(3.95)	3.70	(1.15)
Total income (loss) from investment operations	0.04	1.20	(3.70)	3.89	(0.71)
Less Distributions
Distributions from net investment income	(0.37)	(0.25)	(0.53)	(0.39)	(0.50)
Distributions from net realized capital gains	0.00	0.00	(1.20)	0.00	(0.23)
Total distributions	(0.37)	(0.25)	(1.73)	(0.39)	(0.73)
Net Asset Value, End of Period	$10.21	$10.54	$9.59	$15.02	$11.52
Total Return (%) (b)	0.50	12.79	(24.89)	34.21 (c)(d)	(4.71) (c)(d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	0.84	0.83	0.80	0.82
Net ratio of expenses to average net assets (%) (e)	0.80	0.80	0.79	0.77	0.79
Ratio of net investment income (loss) to average net assets (%)	3.03	3.01	2.18	1.47	4.05
Portfolio turnover rate (%)	78	84	91	70	93
Net assets, end of period (in millions)	$20.8	$22.7	$22.3	$31.8	$26.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, Class B and Class E would have been 33.99%, 33.71% and 33.85% for the year ended
December 31, 2021, and (4.70)%, (4.93)% and (4.88)% for the year ended December 31, 2020, respectively.

(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-215

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Australia — 2.2%
Brambles Ltd.	825,600	$9,814,879
Glencore PLC (a)	7,550,065	33,196,662
		43,011,541
Belgium — 1.1%
Anheuser-Busch InBev SA	259,936	13,006,190
Liberty Global Ltd. - Class A (a)	754,275	9,624,549
		22,630,739
Canada — 1.3%
Open Text Corp. (b)	892,386	25,254,626
China — 2.7%
Alibaba Group Holding Ltd.	2,854,300	30,291,165
Prosus NV	606,933	24,069,785
		54,360,950
Denmark — 1.8%
DSV AS	166,600	35,272,366
France — 18.9%
Accor SA	667,206	32,312,245
Airbus SE	291,200	46,411,921
BNP Paribas SA	1,229,475	75,297,455
Capgemini SE	194,330	31,700,343
Danone SA	200,700	13,503,995
Edenred SE	1,689,120	55,179,521
Kering SA	266,900	65,411,706
Pernod Ricard SA	233,200	26,081,659
Publicis Groupe SA	108,198	11,462,579
Worldline SA (a)	2,049,000	17,999,869
		375,361,293
Germany — 25.7%
adidas AG	92,507	22,716,837
Allianz SE	119,700	36,681,258
Bayer AG	3,135,083	62,706,989
Bayerische Motoren Werke AG	686,507	56,171,688
Brenntag SE	578,524	34,684,355
Continental AG	948,071	63,668,209
Daimler Truck Holding AG	1,061,413	40,512,993
Fresenius Medical Care AG	1,149,562	52,341,458
Fresenius SE & Co. KGaA (a)	1,225,623	42,571,418
Henkel AG & Co. KGaA	197,955	15,248,320
Mercedes-Benz Group AG	805,393	44,885,132
Siemens AG	151,900	29,663,326
thyssenkrupp AG	2,428,851	9,862,374
		511,714,357
Hong Kong — 1.9%
Prudential PLC	4,869,762	38,823,614
Indonesia — 0.7%
Bank Mandiri Persero Tbk. PT	41,415,800	14,579,596
Security Description	Shares	Value
Italy — 2.9%
Intesa Sanpaolo SpA	8,328,800	$33,311,921
Ryanair Holdings PLC (ADR)	537,125	23,413,279
		56,725,200
Japan — 2.3%
Fujitsu Ltd.	1,020,000	17,916,170
Komatsu Ltd.	984,500	27,194,385
		45,110,555
Luxembourg — 1.7%
Eurofins Scientific SE (b)	648,104	33,059,997
Netherlands — 4.2%
Akzo Nobel NV	555,502	33,354,580
EXOR NV	301,252	27,515,275
Koninklijke Ahold Delhaize NV	680,300	22,186,471
		83,056,326
South Korea — 1.2%
KB Financial Group, Inc.	51,700	2,932,168
NAVER Corp. (a)	153,900	20,777,481
		23,709,649
Spain — 1.1%
Amadeus IT Group SA	301,800	21,230,801
Sweden — 3.5%
Sandvik AB	1,064,300	19,073,297
SKF AB - B Shares	1,479,799	27,748,872
Volvo AB - B Shares	934,473	22,674,355
		69,496,524
Switzerland — 4.6%
Cie Financiere Richemont SA - Class A	161,713	24,580,986
Novartis AG	210,800	20,515,528
Schindler Holding AG (Participation Certificate)	36,856	10,154,301
Sunrise Communications AG - Class A (a)	114,855	4,947,954
Swatch Group AG	177,279	32,215,847
		92,414,616
United Kingdom — 12.3%
Ashtead Group PLC	201,900	12,487,920
Bunzl PLC	75,100	3,091,739
Compass Group PLC	270,700	8,998,381
Diageo PLC	712,600	22,644,173
Lloyds Banking Group PLC	59,185,700	40,374,943
Reckitt Benckiser Group PLC	615,200	37,163,294
Schroders PLC	9,069,241	36,554,223
Smith & Nephew PLC	2,021,099	24,838,955
Smiths Group PLC	893,490	19,159,881
WPP PLC	3,793,706	39,284,087
		244,597,596
United States — 5.2%
CNH Industrial NV	5,865,429	66,455,311
See accompanying notes to financial statements.
BHFTI-216

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Holcim AG	94,140	$9,026,568
Roche Holding AG	92,000	25,751,548
Smurfit WestRock PLC	38,200	2,057,452
		103,290,879
Total Common Stocks (Cost $1,961,592,728)		1,893,701,225

Preferred Stocks—1.4%
South Korea — 1.4%
Samsung Electronics Co. Ltd. (Cost $44,888,576)	894,400	26,821,907

Equity Linked Security—0.2%
Italy — 0.2%
Ryanair Holdings PLC (HSBC Bank PLC) 12/12/25 (a) (c) (Cost $5,009,216)	250,000	4,937,119

Short-Term Investments—2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25 with a maturity value of $58,475,908; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $59,634,823	58,465,352	58,465,352
Total Short-Term Investments (Cost $58,465,352)		58,465,352

Securities Lending Reinvestments (d)—0.5%
Repurchase Agreements — 0.4%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $100,025; collateralized by various Common Stock with an aggregate market value of $111,351	100,000	100,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $1,800,446; collateralized by various Common Stock with an aggregate market value of $2,004,315	1,800,000	1,800,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $200,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $204,860	200,000	200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $1,260,820; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $1,285,722	1,260,512	1,260,512
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $1,100,276; collateralized by various Common Stock with an aggregate market value of $1,226,984	1,100,000	$1,100,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $250,062; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $255,063	250,000	250,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $1,800,443; collateralized by various Common Stock with an aggregate market value of $1,980,488	1,800,000	1,800,000
		6,510,512

Mutual Funds — 0.1%
Allspring Government Money Market Fund, Select Class, 4.420% (e)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (e)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (e)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (e)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (e)	200,000	200,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (e)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (e)	200,000	200,000
		2,400,000
Total Securities Lending Reinvestments (Cost $8,910,512)		8,910,512
Total Investments—100.3% (Cost $2,078,866,384)		1,992,836,115
Other assets and liabilities (net)—(0.3)%		(5,419,812)
Net Assets—100.0%		$1,987,416,303

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $8,469,284 and the collateral received consisted of cash in the amount of
$8,910,512. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(c)
Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

(d)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
See accompanying notes to financial statements.
BHFTI-217

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of December 31, 2024
(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.

Ten Largest Industries as of December 31, 2024 (Unaudited)	% of Net Assets
Machinery	10.8
Banks	8.4
Textiles, Apparel & Luxury Goods	7.3
Pharmaceuticals	5.5
Automobiles	5.1
Financial Services	5.1
Health Care Providers & Services	4.8
Insurance	3.8
Automobile Components	3.2
Hotels, Restaurants & Leisure	3.1
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$754,986,785	$0	$921,024,297
The Portfolio engaged in security transactions with other accounts managed by Harris Associates L.P., the subadviser to the Portfolio,that amounted to $421,693 in purchases of investments, which are included above.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(8,910,512)	$—	$—	$—	$(8,910,512)
Gross amount of recognized liabilities for securities lending transactions					$(8,910,512)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$43,011,541	$—	$43,011,541
Belgium	9,624,549	13,006,190	—	22,630,739
Canada	25,254,626	—	—	25,254,626
China	—	54,360,950	—	54,360,950
Denmark	—	35,272,366	—	35,272,366
France	—	375,361,293	—	375,361,293
Germany	—	511,714,357	—	511,714,357
Hong Kong	—	38,823,614	—	38,823,614
Indonesia	—	14,579,596	—	14,579,596
Italy	23,413,279	33,311,921	—	56,725,200
Japan	—	45,110,555	—	45,110,555
Luxembourg	—	33,059,997	—	33,059,997
Netherlands	—	83,056,326	—	83,056,326
South Korea	—	23,709,649	—	23,709,649
Spain	—	21,230,801	—	21,230,801
Sweden	—	69,496,524	—	69,496,524
See accompanying notes to financial statements.
BHFTI-218

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Switzerland	$4,947,954	$87,466,662	$—	$92,414,616
United Kingdom	—	244,597,596	—	244,597,596
United States	68,512,763	34,778,116	—	103,290,879
Total Common Stocks	131,753,171	1,761,948,054	—	1,893,701,225
Total Preferred Stocks*	—	26,821,907	—	26,821,907
Total Equity Linked Securities*	—	4,937,119	—	4,937,119
Total Short-Term Investments*	—	58,465,352	—	58,465,352
Securities Lending Reinvestments
Mutual Funds	2,400,000	—	—	2,400,000
Repurchase Agreements	—	6,510,512	—	6,510,512
Total Securities Lending Reinvestments	2,400,000	6,510,512	—	8,910,512
Total Investments	$134,153,171	$1,858,682,944	$—	$1,992,836,115
Collateral for Securities Loaned (Liability)	$—	$(8,910,512)	$—	$(8,910,512)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$2,145,652,944
Gross unrealized appreciation	223,924,333
Gross unrealized (depreciation)	(376,741,162)
Net unrealized appreciation (depreciation)	$(152,816,829)
See accompanying notes to financial statements.
BHFTI-219

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,992,836,115
Cash denominated in foreign currencies (c)	2,749,331
Receivable for:
Investments sold	5,639,980
Fund shares sold	1,719,901
Dividends and interest	4,885,732
Prepaid expenses	7,793
Total Assets	2,007,838,852
Liabilities
Collateral for securities loaned	8,910,512
Due to Broker	2,194,560
Payable for:
Investments purchased	7,132,229
Fund shares redeemed	246,726
Accrued Expenses:
Management fees	1,167,394
Distribution and service fees	147,769
Deferred trustees’ fees	221,250
Other expenses	402,109
Total Liabilities	20,422,549
Net Assets	$1,987,416,303
Net Assets Consist of:
Paid in surplus	$2,024,553,632
Distributable earnings (Accumulated losses)	(37,137,329)
Net Assets	$1,987,416,303
Net Assets
Class A	$1,277,514,902
Class B	657,043,061
Class E	52,858,340
Capital Shares Outstanding*
Class A	104,666,731
Class B	55,422,065
Class E	4,407,496
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.21
Class B	11.86
Class E	11.99

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,078,866,384.
(b)	Includes securities loaned at value of $8,469,284.
(c)	Identified cost of cash denominated in foreign currencies was $2,757,851.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$61,625,626
Interest	2,203,512
Securities lending income	163,267
Total investment income	63,992,405
Expenses
Management fees	16,945,882
Administration fees	99,549
Custodian and accounting fees	332,806
Distribution and service fees—Class B	1,769,879
Distribution and service fees—Class E	87,725
Audit and tax services	57,114
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	122,978
Insurance	19,676
Miscellaneous	55,781
Total expenses	19,611,194
Less management fee waiver	(2,014,588)
Net expenses	17,596,606
Net Investment Income	46,395,799
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	169,855,159
Foreign currency transactions	(166,030)
Net realized gain (loss)	169,689,129
Net change in unrealized appreciation (depreciation) on:
Investments	(319,566,533)
Foreign currency transactions	(265,122)
Net change in unrealized appreciation (depreciation)	(319,831,655)
Net realized and unrealized gain (loss)	(150,142,526)
Net Increase (Decrease) in Net Assets From Operations	$(103,746,727)

(a)	Net of foreign withholding taxes of $7,189,349.
See accompanying notes to financial statements.
BHFTI-220

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$46,395,799	$49,815,919
Net realized gain (loss)	169,689,129	29,731,297
Net change in unrealized appreciation (depreciation)	(319,831,655)	347,637,426
Increase (decrease) in net assets from operations	(103,746,727)	427,184,642
From Distributions to Shareholders
Class A	(33,229,053)	(31,678,421)
Class B	(15,142,240)	(14,394,127)
Class E	(1,303,511)	(1,325,286)
Total distributions	(49,674,804)	(47,397,834)
Increase (decrease) in net assets from capital share transactions	(167,152,492)	(406,131,605)
Total increase (decrease) in net assets	(320,574,023)	(26,344,797)
Net Assets
Beginning of period	2,307,990,326	2,334,335,123
End of period	$1,987,416,303	$2,307,990,326

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,356,282	$17,159,296	2,305,459	$28,730,861
Reinvestments	2,604,158	33,229,053	2,421,898	31,678,421
Redemptions	(12,535,480)	(157,957,538)	(27,951,649)	(356,791,169)
Net increase (decrease)	(8,575,040)	$(107,569,189)	(23,224,292)	$(296,381,887)
Class B
Sales	2,787,514	$33,970,028	2,335,787	$27,942,231
Reinvestments	1,220,164	15,142,240	1,130,725	14,394,127
Redemptions	(8,082,445)	(100,797,323)	(11,895,643)	(146,102,360)
Net increase (decrease)	(4,074,767)	$(51,685,055)	(8,429,131)	$(103,766,002)
Class E
Sales	347,584	$4,317,813	320,344	$3,958,353
Reinvestments	103,865	1,303,511	102,975	1,325,286
Redemptions	(1,074,548)	(13,519,572)	(909,602)	(11,267,355)
Net increase (decrease)	(623,099)	$(7,898,248)	(486,283)	$(5,983,716)
Increase (decrease) derived from capital shares transactions		$(167,152,492)		$(406,131,605)
See accompanying notes to financial statements.
BHFTI-221

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.11	$11.23	$14.50	$13.45	$13.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28	0.28	0.23	0.27	0.07
Net realized and unrealized gain (loss)	(0.88)	1.87	(2.53)	0.91	0.43
Total income (loss) from investment operations	(0.60)	2.15	(2.30)	1.18	0.50
Less Distributions
Distributions from net investment income	(0.30)	(0.27)	(0.30)	(0.13)	(0.37)
Distributions from net realized capital gains	0.00	0.00	(0.67)	0.00	(0.29)
Total distributions	(0.30)	(0.27)	(0.97)	(0.13)	(0.66)
Net Asset Value, End of Period	$12.21	$13.11	$11.23	$14.50	$13.45
Total Return (%) (b)	(4.73)	19.26	(15.78)	8.66	5.37
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	0.82	0.81	0.81	0.81
Net ratio of expenses to average net assets (%) (c)	0.72	0.74	0.76	0.75	0.78
Ratio of net investment income (loss) to average net assets (%)	2.21	2.24	1.92	1.82	0.60
Portfolio turnover rate (%)	36	23	34	31	48
Net assets, end of period (in millions)	$1,277.5	$1,484.9	$1,532.0	$1,956.0	$2,075.7

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.74	$10.92	$14.12	$13.10	$13.27
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.24	0.19	0.23	0.04
Net realized and unrealized gain (loss)	(0.85)	1.82	(2.46)	0.88	0.42
Total income (loss) from investment operations	(0.61)	2.06	(2.27)	1.11	0.46
Less Distributions
Distributions from net investment income	(0.27)	(0.24)	(0.26)	(0.09)	(0.34)
Distributions from net realized capital gains	0.00	0.00	(0.67)	0.00	(0.29)
Total distributions	(0.27)	(0.24)	(0.93)	(0.09)	(0.63)
Net Asset Value, End of Period	$11.86	$12.74	$10.92	$14.12	$13.10
Total Return (%) (b)	(4.96)	18.95	(16.00)	8.44	5.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	1.07	1.06	1.06	1.06
Net ratio of expenses to average net assets (%) (c)	0.97	0.99	1.01	1.00	1.03
Ratio of net investment income (loss) to average net assets (%)	1.96	1.98	1.68	1.58	0.34
Portfolio turnover rate (%)	36	23	34	31	48
Net assets, end of period (in millions)	$657.0	$758.2	$741.5	$952.6	$1,028.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-222

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.89	$11.04	$14.27	$13.24	$13.40
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.26	0.21	0.24	0.04
Net realized and unrealized gain (loss)	(0.88)	1.84	(2.49)	0.90	0.44
Total income (loss) from investment operations	(0.62)	2.10	(2.28)	1.14	0.48
Less Distributions
Distributions from net investment income	(0.28)	(0.25)	(0.28)	(0.11)	(0.35)
Distributions from net realized capital gains	0.00	0.00	(0.67)	0.00	(0.29)
Total distributions	(0.28)	(0.25)	(0.95)	(0.11)	(0.64)
Net Asset Value, End of Period	$11.99	$12.89	$11.04	$14.27	$13.24
Total Return (%) (b)	(4.90)	19.05	(15.93)	8.52	5.24
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	0.97	0.96	0.96	0.96
Net ratio of expenses to average net assets (%) (c)	0.87	0.89	0.91	0.90	0.93
Ratio of net investment income (loss) to average net assets (%)	2.08	2.09	1.79	1.68	0.42
Portfolio turnover rate (%)	36	23	34	31	48
Net assets, end of period (in millions)	$52.9	$64.8	$60.9	$81.1	$85.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-223

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—7.8% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 7.8%
U.S. Treasury Floating Rate Notes
4.426%, 3M USTBMM + 0.150%, 04/30/26 (a)	17,600,000	$17,600,308
4.458%, 3M USTBMM + 0.182%, 07/31/26 (a)	39,700,000	39,720,389
Total U.S. Treasury & Government Agencies (Cost $57,300,000)		57,320,697

Corporate Bonds & Notes—2.5%
Commercial Services — 2.5%
Altoona-Blair County Development Corp.
4.400%, 09/01/38 (144A) (a) (Cost $17,850,000)	17,850,000	17,850,000

Short-Term Investments—84.9%
Certificates of Deposit—7.3%
Bank of Montreal
4.680%, SOFR + 0.310%, 03/19/25 (a)	10,000,000	10,001,210
Korea Development Bank
4.570%, SOFR + 0.200%, 03/24/25 (a)	15,000,000	14,999,977
MUFG Bank Ltd.
4.570%, SOFR + 0.200%, 01/13/25 (a)	15,000,000	14,999,910
Woori Bank
4.680%, 01/06/25	13,500,000	13,500,550
		53,501,647
Commercial Paper—54.9%
Alphabet, Inc.
3.652%, 01/06/25 (144A) (b)	5,500,000	5,496,050
Aquitaine Funding Co. LLC
4.608%, 03/18/25 (144A) (b)	17,000,000	16,834,872
Australia & New Zealand Banking Group Ltd.
4.710%, SOFR + 0.340%, 01/08/25 (144A) (a)	10,000,000	10,000,487
Banque et Caisse d'Epargne de l'Etat
4.495%, 03/18/25 (b)	12,000,000	11,886,630
BMW U.S. Capital LLC
4.344%, 02/10/25 (144A) (b)	15,000,000	14,924,970
Britannia Funding Co. LLC
4.565%, 01/27/25 (144A) (b)	10,000,000	9,966,493
Caisse des Depots et Consignations
4.536%, 03/11/25 (144A) (b)	20,500,000	20,324,080
Caterpillar Financial Services Corp.
3.792%, 01/07/25 (b)	20,000,000	19,983,200
CDP Financial, Inc.
4.710%, SOFR + 0.340%, 01/09/25 (144A) (a)	8,000,000	8,000,417
Dexia SA
4.574%, 03/03/25 (144A) (b)	15,000,000	14,885,937
Erste Abwicklungsanstalt
4.511%, 02/14/25 (b)	9,450,000	9,397,553
European Investment Bank
4.554%, 05/15/25 (b)	12,300,000	12,107,082
Falcon Asset Funding LLC
4.770%, SOFR + 0.400%, 11/07/25 (144A) (a)	10,000,000	9,999,987
FMS Wertmanagement
4.319%, 01/27/25 (144A) (b)	10,500,000	10,465,804
Security Description	Principal Amount*/ Shares	Value
Commercial Paper—(Continued)
Honeywell International, Inc.
4.313%, 01/15/25 (b)	8,000,000	$7,985,543
HSBC Bank PLC
4.730%, SOFR + 0.360%, 09/11/25 (144A) (a)	10,000,000	10,004,124
Lexington Parker Capital Co. LLC
4.576%, 02/14/25 (144A) (b)	10,000,000	9,944,250
Lloyds Bank PLC
4.547%, 02/18/25 (b)	10,000,000	9,939,939
LVMH Moet Hennessy Louis Vuitton, Inc.
4.489%, 02/06/25 (144A) (b)	11,000,000	10,950,715
4.566%, 02/14/25 (144A) (b)	5,000,000	4,972,688
Nationwide Building Society
2.241%, 01/02/25 (b)	5,200,000	5,198,748
3.056%, 01/03/25 (b)	15,300,000	15,294,474
Nestle Finance International Ltd.
4.320%, 02/06/25 (144A) (b)	15,000,000	14,933,410
New York Life Short Term Funding LLC
4.513%, 01/22/25 (144A) (b)	15,000,000	14,959,946
4.604%, 02/05/25 (144A) (b)	10,000,000	9,956,060
Novartis Finance Corp.
4.211%, 01/21/25 (144A) (b)	15,000,000	14,962,042
PACCAR Financial Corp.
3.975%, 01/07/25 (b)	22,000,000	21,981,049
Pacific Life Short Term Funding LLC
4.399%, 01/17/25 (b)	10,615,000	10,592,993
Thunder Bay Funding LLC
4.610%, SOFR + 0.240%, 05/02/25 (144A) (a)	10,000,000	9,998,320
TotalEnergies Capital SA
4.597%, 03/18/25 (144A) (b)	10,000,000	9,904,976
Toyota Motor Credit Corp.
4.590%, SOFR + 0.220%, 05/12/25 (a)	20,000,000	19,999,968
5.147%, 02/04/25 (b)	12,000,000	11,948,414
Versailles Commercial Paper LLC
4.647%, 04/11/25 (b)	15,000,000	14,810,569
		402,611,790

Mutual Funds—22.7%
Invesco U.S. Dollar Liquidity Portfolio, Agency Class, 4.656% (c) (d)	133,391,798	133,391,798
STIT-Government & Agency Portfolio, Institutional Class, 4.420% (c) (d)	20,171,879	20,171,879
STIT-Treasury Portfolio, Institutional Class, 4.380% (c) (d)	12,678,111	12,678,111
		166,241,788
Total Short-Term Investments (Cost $622,339,548)		622,355,225
Total Investments—95.2% (Cost $697,489,548)		697,525,922
Other assets and liabilities (net)—4.8%		35,276,790
Net Assets—100.0%		$732,802,712

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-224

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024

indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$249,335,628, which is 34.0% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of December 31, 2024
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$184,975,721	$203,021,615	$(254,605,538)	$133,391,798
STIT-Government & Agency Portfolio, Institutional Class	46,990,417	310,517,030	(337,335,568)	20,171,879
STIT-Treasury Portfolio, Institutional Class	30,557,136	207,011,353	(224,890,378)	12,678,111
	$262,523,274	$720,549,998	$(816,831,484)	$166,241,788

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$9,862,443	133,391,798
STIT-Government & Agency Portfolio, Institutional Class	1,953,953	20,171,879
STIT-Treasury Portfolio, Institutional Class	1,198,129	12,678,111
	$13,014,525
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$72,800,000	$0	$75 ,599,024	$14,700,000
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	03/17/25	1,055	AUD	119,083,473	$(996,033)
Brent Crude Oil Futures	02/28/25	163	USD	12,101,120	464,349
Canada Government Bond 10 Year Futures	03/20/25	1,244	CAD	152,526,840	1,159,767
Euro STOXX 50 Index Futures	03/21/25	735	EUR	35,875,350	(763,043)
Euro-Bund Futures	03/06/25	614	EUR	81,932,160	(2,268,042)
FTSE 100 Index Futures	03/21/25	550	GBP	44,992,750	(722,121)
Japanese Government 10 Year Bond Futures	03/13/25	68	JPY	9,649,200,000	(210,167)
MSCI Emerging Markets Index Futures	03/21/25	915	USD	49,126,350	(1,778,787)
New York Harbor ULSD Futures	03/31/25	129	USD	12,250,640	315,332
RBOB Gasoline Futures	01/31/25	171	USD	14,430,074	63,221
Russell 2000 Index E-Mini Futures	03/21/25	366	USD	41,171,340	(2,438,451)
S&P 500 Index E-Mini Futures	03/21/25	95	USD	28,194,813	(1,041,350)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-225

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Silver Futures	03/27/25	41	USD	5,994,610	$(518,963)
TOPIX Index Futures	03/13/25	394	JPY	10,978,810,000	1,189,104
U.K. Long Gilt Bond Futures	03/27/25	661	GBP	61,083,010	(2,119,691)
U.S. Treasury Long Bond Futures	03/20/25	303	USD	34,494,656	(1,083,287)
WTI Crude Oil Futures	02/20/25	85	USD	6,056,250	312,755
Net Unrealized Depreciation					$(10,435,407)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.190%	Monthly	12/04/25	BBP	Barclays Soybean Oil Seasonal Index	USD	5,274,698	$(264,345)	$—	$(264,345)
Pay	0.170%	Monthly	04/08/25	BBP	Barclays Copper Excess Return Index	USD	7,709,640	(256,332)	—	(256,332)
Pay	0.190%	Monthly	02/18/25	BBP	Barclays Soybean Seasonal Excess Return Index	USD	5,239,425	143,046	—	143,046
Pay	0.170%	Monthly	12/09/25	BBP	Barclays Wheat Chicago Seasonal Index	USD	3,456,065	(44,939)	—	(44,939)
Pay	0.270%	Monthly	02/05/25	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	15,191,396	(693,891)	—	(693,891)
Pay	0.200%	Monthly	12/09/25	CIBC	CIBC Lean Hogs Seasonal Index	USD	6,617,430	(173,066)	—	(173,066)
Pay	0.150%	Monthly	12/10/25	CIBC	CIBC Live Cattle Seasonal Index	USD	1,950,946	37,094	—	37,094
Pay	0.280%	Monthly	02/10/25	CIBC	CIBC Seasonal Cotton Index	USD	4,371,107	(109,045)	—	(109,045)
Pay	0.260%	Monthly	02/13/25	CIBC	CIBC Soybean Oil Seasonal Index	USD	992,695	(52,150)	—	(52,150)
Pay	0.140%	Monthly	02/20/25	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	6,203,496	390,189	—	390,189
Pay	0.210%	Monthly	12/11/25	CIBC	CIBC Sugar Excess Return Index	USD	8,470,725	(660,952)	—	(660,952)
Pay	0.200%	Monthly	03/03/25	GSI	Goldman Sachs Wheat Chicago Seasonal Index	USD	559,831	(3,663)	—	(3,663)
Pay	0.250%	Monthly	02/05/25	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	12,229,085	450,349	—	450,349
Pay	0.300%	Monthly	02/07/25	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	10,400,131	(47,858)	—	(47,858)
Pay	0.170%	Monthly	02/20/25	MBL	Macquarie Soymeal Front Excess Return Index	USD	2,552,969	52,621	—	52,621
Pay	0.280%	Monthly	10/09/25	MLI	Merrill Lynch Aluminum Excess Return Index	USD	2,508,652	—	—	—
Pay	0.120%	Monthly	12/01/25	MLI	Merrill Lynch Corn Seasonal Excess Return Index	USD	494,639	—	—	—
Pay	0.180%	Monthly	10/09/25	MLI	Merrill Lynch Cotton Seasonal Excess Return Index	USD	4,277,994	—	—	—
Pay	0.090%	Monthly	11/25/25	MLI	Merrill Lynch Gold Excess Return Index	USD	10,917,295	—	—	—
Pay	0.250%	Monthly	12/01/25	MLI	Merrill Lynch Natural Gas Seasonal Index	USD	631,915	—	—	—
Pay	0.160%	Monthly	11/25/25	RBC	RBC Coffee Front Excess Return Index	USD	7,816,451	—	—	—
Pay	0.280%	Monthly	02/10/25	RBC	RBC Enhanced Cotton Seasonal Excess Return Index	USD	2,243,397	—	—	—
Pay	0.180%	Monthly	02/18/25	RBC	RBC Enhanced Soybean Excess Return Index	USD	5,345,130	—	—	—
Pay	0.180%	Monthly	11/25/25	RBC	RBC Sugar Excess Return Index	USD	4,610,630	—	—	—
Pay	0.300%	Monthly	06/25/25	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	10,418,423	(58,620)	—	(58,620)
Pay	0.090%	Monthly	10/21/25	JPMC	S&P GSCI Gold Excess Return Index	USD	10,263,768	49,989	—	49,989
Pay	0.250%	Monthly	02/13/25	GSI	S&P GSCI Soybean Oil Seasonal Index	USD	5,432,471	(304,105)	—	(304,105)
Totals								$(1,545,678)	$—	$(1,545,678)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Cash in the amount of $370,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-226

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	OTC swap contracts at market value (a)	$1,123,288	OTC swap contracts at market value (a)	$2,668,966
	Unrealized appreciation on futures contracts (b) (c)	1,155,657	Unrealized depreciation on futures contracts (b) (c)	518,963
Equity	Unrealized appreciation on futures contracts (b) (c)	1,189,104	Unrealized depreciation on futures contracts (b) (c)	6,743,752
Interest Rate	Unrealized appreciation on futures contracts (b) (c)	1,159,767	Unrealized depreciation on futures contracts (b) (c)	6,677,220
Total		$4,627,816		$16,608,901

(a)	Excludes OTC swap interest payable of $17,493.
(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$143,046	$(143,046)	$—	$—
Canadian Imperial Bank of Commerce	427,283	(427,283)	—	—
JPMorgan Chase Bank NA	500,338	—	(350,000)	150,338
Macquarie Bank, Ltd.	52,621	(47,858)	—	4,763
	$1,123,288	$(618,187)	$(350,000)	$155,101
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$565,616	$(143,046)	$(422,570)	$—
Canadian Imperial Bank of Commerce	1,689,104	(427,283)	(980,000)	281,821
Goldman Sachs International	307,768	—	(260,000)	47,768
Macquarie Bank, Ltd.	47,858	(47,858)	—	—
Morgan Stanley Capital Services LLC	58,620	—	—	58,620
	$2,668,966	$(618,187)	$(1,662,570)	$388,209

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(11,815,616)	$45,316,637	$827,604	$34,328,625
Swap contracts	—	—	(473,337)	(473,337)
	$(11,815,616)	$45,316,637	$354,267	$33,855,288
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-227

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(23,170,771)	$(14,186,349)	$3,696,050	$(33,661,070)
Swap contracts	—	—	816,639	816,639
	$(23,170,771)	$(14,186,349)	$4,512,689	$(32,844,431)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,071,737,501
Swap contracts	229,890,372

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$57,320,697	$—	$57,320,697
Total Corporate Bonds & Notes*	—	17,850,000	—	17,850,000
Short-Term Investments
Certificates of Deposit	—	53,501,647	—	53,501,647
Commercial Paper	—	402,611,790	—	402,611,790
Mutual Funds	166,241,788	—	—	166,241,788
Total Short-Term Investments	166,241,788	456,113,437	—	622,355,225
Total Investments	$166,241,788	$531,284,134	$—	$697,525,922
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,504,528	$—	$—	$3,504,528
Futures Contracts (Unrealized Depreciation)	(13,939,935)	—	—	(13,939,935)
Total Futures Contracts	$(10,435,407)	$—	$—	$(10,435,407)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,123,288	$—	$1,123,288
OTC Swap Contracts at Value (Liabilities)	—	(2,668,966)	—	(2,668,966)
Total OTC Swap Contracts	$—	$(1,545,678)	$—	$(1,545,678)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$697,489,553
Gross unrealized appreciation	691,061
Gross unrealized (depreciation)	(1,580,772)
Net unrealized appreciation (depreciation)	$(889,711)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-228

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$531,284,134
Affiliated investments at value (b)	166,241,788
Cash collateral (c)	35,597,000
OTC swap contracts at market value	1,123,288
Receivable for:
OTC swap contracts	403,441
Fund shares sold	335,035
Due from affiliate	3,639
Interest	1,152,632
Dividends on affiliated investments	594,712
Variation margin on futures contracts	1,224,708
Prepaid expenses	3,790
Total Assets	737,964,167
Liabilities
Due to custodian	365,145
OTC swap contracts at market value	2,668,966
Payable for:
OTC swap contracts	959,940
Fund shares redeemed	219,406
Interest on OTC swap contracts	17,493
Accrued Expenses:
Management fees	406,636
Distribution and service fees	157,548
Deferred trustees’ fees	201,668
Other expenses	164,653
Total Liabilities	5,161,455
Net Assets	$732,802,712
Net Assets Consist of:
Paid in surplus	$802,710,498
Distributable earnings (Accumulated losses)	(69,907,786)
Net Assets	$732,802,712
Net Assets
Class B	$732,802,712
Capital Shares Outstanding*
Class B	88,343,882
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.29

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $531,247,760.
(b)	Identified cost of affiliated investments was $166,241,788.
(c)	Includes collateral of $31,647,000 for futures contracts and $3,950,000 for OTC swap contracts.
Consolidated§ Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from affiliated investments	$13,014,525
Interest	43,114,058
Total investment income	56,128,583
Expenses
Management fees	6,850,641
Administration fees	87,788
Custodian and accounting fees	76,153
Distribution and service fees—Class B	2,648,781
Audit and tax services	105,635
Legal	61,762
Trustees’ fees and expenses	74,205
Shareholder reporting	51,724
Insurance	9,762
Miscellaneous	27,851
Total expenses	9,994,302
Less management fee waiver	(145,413)
Net expenses	9,848,889
Net Investment Income	46,279,694
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,799
Futures contracts	34,328,625
Swap contracts	(473,337)
Foreign currency transactions	(109,627)
Net realized gain (loss)	33,749,460
Net change in unrealized appreciation (depreciation) on:
Investments	77,058
Futures contracts	(33,661,070)
Swap contracts	816,639
Foreign currency transactions	107,519
Net change in unrealized appreciation (depreciation)	(32,659,854)
Net realized and unrealized gain (loss)	1,089,606
Net Increase (Decrease) in Net Assets From Operations	$47,369,300
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-229

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$46,279,694	$48,665,390
Net realized gain (loss)	33,749,460	(26,385,228)
Net change in unrealized appreciation (depreciation)	(32,659,854)	49,462,887
Increase (decrease) in net assets from operations	47,369,300	71,743,049
From Distributions to Shareholders
Class B	(16,204,335)	(38,243,418)
Total distributions	(16,204,335)	(38,243,418)
Increase (decrease) in net assets from capital share transactions	(417,590,589)	(96,096,954)
Total increase (decrease) in net assets	(386,425,624)	(62,597,323)
Net Assets
Beginning of period	1,119,228,336	1,181,825,659
End of period	$732,802,712	$1,119,228,336

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	2,234,361	$18,616,871	3,632,512	$28,829,041
Reinvestments	1,945,298	16,204,335	4,921,933	38,243,418
Redemptions	(54,134,377)	(452,411,795)	(20,584,071)	(163,169,413)
Net increase (decrease)	(49,954,718)	$(417,590,589)	(12,029,626)	$(96,096,954)
Increase (decrease) derived from capital shares transactions		$(417,590,589)		$(96,096,954)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-230

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.09	$7.86	$10.23	$9.91	$10.11
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.36	0.34	0.06	(0.08)	(0.02)
Net realized and unrealized gain (loss)	(0.04) (b)	0.16	(1.28)	1.03	0.87
Total income (loss) from investment operations	0.32	0.50	(1.22)	0.95	0.85
Less Distributions
Distributions from net investment income	(0.12)	(0.27)	(0.59)	(0.32)	(0.53)
Distributions from net realized capital gains	0.00	0.00	(0.56)	(0.31)	(0.52)
Total distributions	(0.12)	(0.27)	(1.15)	(0.63)	(1.05)
Net Asset Value, End of Period	$8.29	$8.09	$7.86	$10.23	$9.91
Total Return (%) (c)	4.00	6.44	(12.41)	9.69	10.14
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94	0.94	0.92	0.92	0.93
Net ratio of expenses to average net assets (%) (d) (e)	0.93	0.92	0.90	0.90	0.90
Ratio of net investment income (loss) to average net assets (%)	4.37	4.22	0.62	(0.80)	(0.22)
Portfolio turnover rate (%)	80	23	132	57	147
Net assets, end of period (in millions)	$732.8	$1,119.2	$1,181.8	$1,398.1	$1,403.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) does not directly correlate to the amounts reported in the Consolidated Statement of Operations due to the timing of shareholder activity in the Portfolio.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for each of the years ended December 31, 2024 through 2020 (see Note 6 of the Notes to
Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-231

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.2%
General Electric Co.	138,362	$23,077,398
Textron, Inc.	241,402	18,464,839
		41,542,237
Air Freight & Logistics — 1.9%
FedEx Corp.	127,917	35,986,890
Banks — 14.3%
Bank of America Corp.	1,399,876	61,524,550
Citigroup, Inc. (a)	465,105	32,738,741
Citizens Financial Group, Inc.	737,958	32,293,042
Fifth Third Bancorp (a)	653,416	27,626,428
Huntington Bancshares, Inc.	1,902,192	30,948,664
M&T Bank Corp.	125,337	23,564,609
Wells Fargo & Co.	862,598	60,588,884
		269,284,918
Beverages — 3.3%
Anheuser-Busch InBev SA	285,989	14,309,782
Coca-Cola Co.	342,135	21,301,325
Keurig Dr. Pepper, Inc.	801,913	25,757,445
		61,368,552
Broadline Retail — 1.0%
eBay, Inc.	309,232	19,156,922
Building Products — 1.9%
Johnson Controls International PLC	465,558	36,746,493
Capital Markets — 3.5%
Goldman Sachs Group, Inc.	35,810	20,505,522
Morgan Stanley	60,300	7,580,916
State Street Corp.	376,618	36,965,057
		65,051,495
Chemicals — 2.3%
CF Industries Holdings, Inc.	242,451	20,685,920
Corteva, Inc.	386,618	22,021,761
		42,707,681
Communications Equipment — 3.2%
Cisco Systems, Inc.	721,967	42,740,447
F5, Inc. (b)	67,645	17,010,688
		59,751,135
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	447,867	34,243,911
Containers & Packaging — 0.9%
International Paper Co. (a)	328,610	17,685,790
Electrical Equipment — 3.2%
Eaton Corp. PLC	80,171	26,606,350
Emerson Electric Co.	274,315	33,995,858
		60,602,208
Security Description	Shares	Value
Energy Equipment & Services — 0.6%
Tenaris SA	600,675	$11,324,618
Entertainment — 1.8%
Universal Music Group NV	93,724	2,391,780
Walt Disney Co.	181,882	20,252,561
Warner Bros Discovery, Inc. (a) (b)	1,036,896	10,959,991
		33,604,332
Health Care Equipment & Supplies — 3.3%
Baxter International, Inc. (a)	278,065	8,108,375
Becton Dickinson & Co.	100,163	22,723,980
GE HealthCare Technologies, Inc.	178,486	13,954,036
Medtronic PLC	228,465	18,249,784
		63,036,175
Health Care Providers & Services — 5.0%
CVS Health Corp.	623,086	27,970,331
Elevance Health, Inc.	84,141	31,039,615
Henry Schein, Inc. (a) (b)	260,122	18,000,442
Humana, Inc.	63,812	16,189,742
		93,200,130
Hotels, Restaurants & Leisure — 3.0%
Domino's Pizza, Inc. (a)	21,407	8,985,802
Las Vegas Sands Corp. (a)	440,943	22,646,833
Starbucks Corp.	275,547	25,143,664
		56,776,299
Household Products — 2.9%
Kimberly-Clark Corp.	217,329	28,478,792
Reckitt Benckiser Group PLC	448,619	27,100,390
		55,579,182
Insurance — 2.6%
Allstate Corp.	103,874	20,025,868
American International Group, Inc.	401,547	29,232,622
		49,258,490
Interactive Media & Services — 4.5%
Alphabet, Inc. - Class A	234,125	44,319,862
Meta Platforms, Inc. - Class A	67,652	39,610,923
		83,930,785
IT Services — 2.1%
Cognizant Technology Solutions Corp. - Class A	303,251	23,320,002
DXC Technology Co. (b)	842,568	16,834,508
		40,154,510
Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. (b)	74,112	14,563,749
Machinery — 2.6%
Caterpillar, Inc.	67,821	24,602,746
Westinghouse Air Brake Technologies Corp.	131,331	24,899,044
		49,501,790
See accompanying notes to financial statements.
BHFTI-232

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Short-Term Investments—1.9%
Security Description	Shares	Value
Media — 1.9%
Charter Communications, Inc. - Class A (b)	52,230	$17,902,877
Comcast Corp. - Class A	474,932	17,824,198
		35,727,075
Multi-Utilities — 2.8%
Dominion Energy, Inc.	505,518	27,227,200
Sempra (a)	285,134	25,011,954
		52,239,154
Oil, Gas & Consumable Fuels — 8.8%
Cheniere Energy, Inc.	100,406	21,574,237
Chevron Corp.	248,189	35,947,695
ConocoPhillips	264,666	26,246,927
EQT Corp.	276,859	12,765,968
Exxon Mobil Corp.	214,242	23,046,012
Hess Corp.	99,251	13,201,376
Suncor Energy, Inc.	893,805	31,890,962
		164,673,177
Pharmaceuticals — 6.9%
AstraZeneca PLC	195,271	25,419,307
Bristol-Myers Squibb Co.	303,655	17,174,727
Johnson & Johnson	203,524	29,433,641
Merck & Co., Inc.	259,961	25,860,920
Sanofi SA (ADR)	658,031	31,736,835
		129,625,430
Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	653,268	13,098,023
NXP Semiconductors NV	114,323	23,762,036
QUALCOMM, Inc.	103,601	15,915,186
		52,775,245
Software — 2.8%
Microsoft Corp.	123,725	52,150,087
Specialized REITs — 0.4%
SBA Communications Corp.	35,906	7,317,643
Tobacco — 1.9%
Philip Morris International, Inc.	296,324	35,662,593
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	76,312	16,844,348
Total Common Stocks (Cost $1,384,632,797)		1,842,073,044

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $36,234,048; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $36,952,169	36,227,508	$36,227,508
Total Short-Term Investments (Cost $36,227,508)		36,227,508

Securities Lending Reinvestments (c)—1.1%
Certificate of Deposit—0.1%
Cooperatieve Rabobank UA
4.800%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	1,001,130
Repurchase Agreements—0.2%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $1,100,272; collateralized by various Common Stock with an aggregate market value of $1,224,859	1,100,000	1,100,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $200,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $204,860	200,000	200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $2,873,692; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $2,930,449	2,872,989	2,872,989
		4,172,989

Mutual Funds—0.8%
Allspring Government Money Market Fund, Select Class, 4.420% (e)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (e)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (e)	3,000,000	3,000,000
		15,000,000
Total Securities Lending Reinvestments (Cost $20,172,989)		20,174,119
Total Investments—100.9% (Cost $1,441,033,294)		1,898,474,671
Other assets and liabilities (net)—(0.9)%		(17,692,224)
Net Assets—100.0%		$1,880,782,447

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $74,472,626 and the collateral received consisted of cash in the amount of
See accompanying notes to financial statements.
BHFTI-233

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of December 31, 2024

$20,172,989 and non-cash collateral with a value of $55,806,751. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$368,713,460	$0	$625,903,686
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(20,172,989)	$—	$—	$—	$(20,172,989)
Gross amount of recognized liabilities for securities lending transactions					$(20,172,989)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	535,312	GSI	01/10/25	USD	378,295	$(5,784)
CAD	550,634	JPMC	01/10/25	USD	387,237	(4,064)
CAD	495,697	JPMC	01/10/25	USD	346,632	(1,688)
CAD	444,747	RBC	01/10/25	USD	309,728	(239)
CAD	807,288	RBC	01/10/25	USD	561,727	46
EUR	857,587	BBP	01/10/25	USD	900,265	(11,682)

Contracts to Deliver
CAD	616,245	BBP	01/10/25	USD	436,013	7,182
CAD	24,437,280	DBAG	01/10/25	USD	17,301,141	295,800
CAD	462,277	SSBT	01/10/25	USD	321,609	(79)
EUR	931,049	CIBC	01/10/25	USD	966,127	1,427
EUR	27,697,898	CIBC	01/10/25	USD	29,269,923	570,947
EUR	637,187	GSI	01/10/25	USD	670,602	10,386
GBP	21,087,070	CIBC	01/10/25	USD	26,844,864	447,612
Net Unrealized Appreciation						$1,309,864
See accompanying notes to financial statements.
BHFTI-234

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$1,333,400	Unrealized depreciation on forward foreign currency exchange contracts	$23,536
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$7,182	$(7,182)	$—	$—
Canadian Imperial Bank of Commerce	1,019,986	—	—	1,019,986
Deutsche Bank AG	295,800	—	—	295,800
Goldman Sachs International	10,386	(5,784)	—	4,602
Royal Bank of Canada	46	(46)	—	—
	$1,333,400	$(13,012)	$—	$1,320,388
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$11,682	$(7,182)	$—	$4,500
Goldman Sachs International	5,784	(5,784)	—	—
JPMorgan Chase Bank NA	5,752	—	—	5,752
Royal Bank of Canada	239	(46)	—	193
State Street Bank and Trust Co.	79	—	—	79
	$23,536	$(13,012)	$—	$10,524

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$2,451,203

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$1,736,919
See accompanying notes to financial statements.
BHFTI-235

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of December 31, 2024
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$67,673,664

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$41,542,237	$—	$—	$41,542,237
Air Freight & Logistics	35,986,890	—	—	35,986,890
Banks	269,284,918	—	—	269,284,918
Beverages	47,058,770	14,309,782	—	61,368,552
Broadline Retail	19,156,922	—	—	19,156,922
Building Products	36,746,493	—	—	36,746,493
Capital Markets	65,051,495	—	—	65,051,495
Chemicals	42,707,681	—	—	42,707,681
Communications Equipment	59,751,135	—	—	59,751,135
Consumer Staples Distribution & Retail	34,243,911	—	—	34,243,911
Containers & Packaging	17,685,790	—	—	17,685,790
Electrical Equipment	60,602,208	—	—	60,602,208
Energy Equipment & Services	—	11,324,618	—	11,324,618
Entertainment	31,212,552	2,391,780	—	33,604,332
Health Care Equipment & Supplies	63,036,175	—	—	63,036,175
Health Care Providers & Services	93,200,130	—	—	93,200,130
Hotels, Restaurants & Leisure	56,776,299	—	—	56,776,299
Household Products	28,478,792	27,100,390	—	55,579,182
Insurance	49,258,490	—	—	49,258,490
Interactive Media & Services	83,930,785	—	—	83,930,785
IT Services	40,154,510	—	—	40,154,510
Life Sciences Tools & Services	14,563,749	—	—	14,563,749
Machinery	49,501,790	—	—	49,501,790
Media	35,727,075	—	—	35,727,075
Multi-Utilities	52,239,154	—	—	52,239,154
Oil, Gas & Consumable Fuels	164,673,177	—	—	164,673,177
Pharmaceuticals	104,206,123	25,419,307	—	129,625,430
Semiconductors & Semiconductor Equipment	52,775,245	—	—	52,775,245
Software	52,150,087	—	—	52,150,087
Specialized REITs	7,317,643	—	—	7,317,643
Tobacco	35,662,593	—	—	35,662,593
Wireless Telecommunication Services	16,844,348	—	—	16,844,348
Total Common Stocks	1,761,527,167	80,545,877	—	1,842,073,044
Total Short-Term Investments*	—	36,227,508	—	36,227,508
Securities Lending Reinvestments
Certificate of Deposit	—	1,001,130	—	1,001,130
Repurchase Agreements	—	4,172,989	—	4,172,989
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	5,174,119	—	20,174,119
Total Investments	$1,776,527,167	$121,947,504	$—	$1,898,474,671
Collateral for Securities Loaned (Liability)	$—	$(20,172,989)	$—	$(20,172,989)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,333,400	$—	$1,333,400
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(23,536)	—	(23,536)
Total Forward Contracts	$—	$1,309,864	$—	$1,309,864

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-236

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,452,699,988
Gross unrealized appreciation	529,980,726
Gross unrealized (depreciation)	(84,206,044)
Net unrealized appreciation (depreciation)	$445,774,682
See accompanying notes to financial statements.
BHFTI-237

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,898,474,671
Cash	358,125
Cash denominated in foreign currencies (c)	457
Unrealized appreciation on forward foreign currency exchange contracts	1,333,400
Receivable for:
Fund shares sold	42,821
Dividends and interest	2,581,060
Prepaid expenses	6,804
Total Assets	1,902,797,338
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	23,536
Collateral for securities loaned	20,172,989
Payable for:
Fund shares redeemed	317,254
Accrued Expenses:
Management fees	878,946
Distribution and service fees	185,088
Deferred trustees’ fees	221,249
Other expenses	215,829
Total Liabilities	22,014,891
Net Assets	$1,880,782,447
Net Assets Consist of:
Paid in surplus	$1,169,335,117
Distributable earnings (Accumulated losses)	711,447,330
Net Assets	$1,880,782,447
Net Assets
Class A	$1,034,963,650
Class B	845,818,797
Capital Shares Outstanding*
Class A	78,971,325
Class B	65,172,350
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.11
Class B	12.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,441,033,294.
(b)	Includes securities loaned at value of $74,472,626.
(c)	Identified cost of cash denominated in foreign currencies was $457.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$43,836,250
Interest	2,262,034
Securities lending income	163,292
Total investment income	46,261,576
Expenses
Management fees	11,162,055
Administration fees	89,445
Custodian and accounting fees	93,113
Distribution and service fees—Class B	2,180,750
Audit and tax services	54,605
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	82,920
Insurance	16,253
Miscellaneous	22,018
Total expenses	13,820,963
Less management fee waiver	(800,441)
Less broker commission recapture	(22,875)
Net expenses	12,997,647
Net Investment Income	33,263,929
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	227,271,074
Foreign currency transactions	21,769
Forward foreign currency transactions	2,451,203
Net realized gain (loss)	229,744,046
Net change in unrealized appreciation (depreciation) on:
Investments	6,541,231
Foreign currency transactions	(5,266)
Forward foreign currency transactions	1,736,919
Net change in unrealized appreciation (depreciation)	8,272,884
Net realized and unrealized gain (loss)	238,016,930
Net Increase (Decrease) in Net Assets From Operations	$271,280,859

(a)	Net of foreign withholding taxes of $509,107.
See accompanying notes to financial statements.
BHFTI-238

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$33,263,929	$33,838,790
Net realized gain (loss)	229,744,046	172,742,160
Net change in unrealized appreciation (depreciation)	8,272,884	12,564,163
Increase (decrease) in net assets from operations	271,280,859	219,145,113
From Distributions to Shareholders
Class A	(110,440,347)	(202,683,433)
Class B	(89,455,234)	(164,955,753)
Total distributions	(199,895,581)	(367,639,186)
Increase (decrease) in net assets from capital share transactions	(96,982,626)	160,689,534
Total increase (decrease) in net assets	(25,597,348)	12,195,461
Net Assets
Beginning of period	1,906,379,795	1,894,184,334
End of period	$1,880,782,447	$1,906,379,795

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	952,034	$13,106,828	484,919	$6,209,216
Reinvestments	9,000,843	110,440,347	17,502,887	202,683,433
Redemptions	(13,195,819)	(176,140,248)	(9,010,395)	(113,138,042)
Net increase (decrease)	(3,242,942)	$(52,593,073)	8,977,411	$95,754,607
Class B
Sales	2,199,081	$28,447,414	2,315,819	$30,049,226
Reinvestments	7,350,471	89,455,234	14,356,462	164,955,753
Redemptions	(12,426,028)	(162,292,201)	(10,251,539)	(130,070,052)
Net increase (decrease)	(2,876,476)	$(44,389,553)	6,420,742	$64,934,927
Increase (decrease) derived from capital shares transactions		$(96,982,626)		$160,689,534
See accompanying notes to financial statements.
BHFTI-239

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.74	$14.09	$16.79	$12.84	$14.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.25	0.28	0.26	0.27
Net realized and unrealized gain (loss)	1.58	1.23	(0.30)	4.02	(0.55)
Total income (loss) from investment operations	1.82	1.48	(0.02)	4.28	(0.28)
Less Distributions
Distributions from net investment income	(0.25)	(0.32)	(0.35)	(0.33)	(0.30)
Distributions from net realized capital gains	(1.20)	(2.51)	(2.33)	0.00	(0.76)
Total distributions	(1.45)	(2.83)	(2.68)	(0.33)	(1.06)
Net Asset Value, End of Period	$13.11	$12.74	$14.09	$16.79	$12.84
Total Return (%) (b)	15.06	12.52	0.88	33.47	(0.27)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60	0.60	0.59	0.59	0.60
Net ratio of expenses to average net assets (%) (c) (d)	0.56	0.57	0.57	0.56	0.57
Ratio of net investment income (loss) to average net assets (%)	1.83	1.93	1.87	1.71	2.41
Portfolio turnover rate (%)	20	18	20	15	39
Net assets, end of period (in millions)	$1,035.0	$1,047.2	$1,032.1	$1,384.6	$1,456.1

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.63	$13.99	$16.68	$12.76	$14.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.21	0.25	0.22	0.24
Net realized and unrealized gain (loss)	1.56	1.22	(0.30)	4.00	(0.55)
Total income (loss) from investment operations	1.77	1.43	(0.05)	4.22	(0.31)
Less Distributions
Distributions from net investment income	(0.22)	(0.28)	(0.31)	(0.30)	(0.26)
Distributions from net realized capital gains	(1.20)	(2.51)	(2.33)	0.00	(0.76)
Total distributions	(1.42)	(2.79)	(2.64)	(0.30)	(1.02)
Net Asset Value, End of Period	$12.98	$12.63	$13.99	$16.68	$12.76
Total Return (%) (b)	14.73	12.21	0.64	33.18	(0.51)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	0.85	0.84	0.84	0.85
Net ratio of expenses to average net assets (%) (c) (d)	0.81	0.82	0.82	0.81	0.82
Ratio of net investment income (loss) to average net assets (%)	1.58	1.68	1.64	1.47	2.16
Portfolio turnover rate (%)	20	18	20	15	39
Net assets, end of period (in millions)	$845.8	$859.2	$862.0	$1,017.8	$935.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for each of the years ended December 31, 2024 through 2020, respectively (see Note 6 of the Notes to Financial Statements).

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-240

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Canada — 0.5%
Canadian Pacific Kansas City Ltd.	75,114	$5,436,000
China — 3.1%
JD.com, Inc. (ADR) (a)	793,965	27,526,767
Tencent Holdings Ltd.	141,100	7,540,564
		35,067,331
Denmark — 1.5%
Novo Nordisk AS - Class B	197,635	17,009,898
France — 6.4%
Airbus SE	196,500	31,318,484
Dassault Systemes SE	107,055	3,700,268
EssilorLuxottica SA	42,583	10,347,626
LVMH Moet Hennessy Louis Vuitton SE	39,914	26,099,330
		71,465,708
Germany — 4.5%
Allianz SE	21,695	6,648,287
SAP SE	179,714	43,981,965
		50,630,252
India — 6.7%
DLF Ltd.	5,397,715	51,797,158
HDFC Bank Ltd.	262,552	5,428,221
ICICI Bank Ltd. (ADR) (a)	610,613	18,232,904
		75,458,283
Israel — 1.0%
Nice Ltd. (ADR) (a) (b)	64,035	10,875,704
Italy — 1.3%
Brunello Cucinelli SpA	93,933	10,307,516
Ferrari NV	4,866	2,087,716
Moncler SpA	37,910	2,013,564
		14,408,796
Japan — 4.2%
Capcom Co. Ltd. (a)	248,700	5,421,329
Hoya Corp.	41,800	5,194,065
Keyence Corp. (a)	54,800	22,298,264
TDK Corp.	1,095,400	14,098,947
		47,012,605
Netherlands — 1.6%
Adyen NV (b)	5,174	7,633,123
ASML Holding NV	5,857	4,119,124
BE Semiconductor Industries NV	27,221	3,681,446
Universal Music Group NV	101,810	2,598,130
		18,031,823
Spain — 1.3%
Amadeus IT Group SA	208,661	14,678,728
Security Description	Shares/ Principal Amount*	Value
Sweden — 4.3%
Assa Abloy AB - Class B	730,418	$21,473,184
Atlas Copco AB - A Shares	1,720,314	26,315,597
		47,788,781
Switzerland — 0.8%
Lonza Group AG	15,588	9,186,335
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	23,372	4,615,736
United States — 62.5%
Adobe, Inc. (b)	39,814	17,704,490
Alphabet, Inc. - Class A	708,562	134,130,787
Amazon.com, Inc. (b)	89,791	19,699,247
Analog Devices, Inc.	207,487	44,082,688
Boston Scientific Corp. (b)	87,230	7,791,384
Broadcom, Inc.	81,378	18,866,675
Danaher Corp.	21,276	4,883,906
Ecolab, Inc.	20,778	4,868,701
Eli Lilly & Co.	39,340	30,370,480
Equifax, Inc.	70,840	18,053,574
IDEXX Laboratories, Inc. (b)	8,809	3,641,993
Intuit, Inc.	50,950	32,022,075
Intuitive Surgical, Inc. (b)	31,748	16,571,186
IQVIA Holdings, Inc. (b)	48,254	9,482,394
Lam Research Corp.	76,553	5,529,423
Linde PLC	7,703	3,225,015
Marriott International, Inc. - Class A	41,116	11,468,897
Marvell Technology, Inc.	368,490	40,699,720
Meta Platforms, Inc. - Class A	170,170	99,636,237
Microsoft Corp.	64,793	27,310,249
Netflix, Inc. (b)	10,325	9,202,879
NVIDIA Corp.	312,168	41,921,041
Phathom Pharmaceuticals, Inc. (a) (b)	243,179	1,974,613
QUALCOMM, Inc.	13,478	2,070,490
S&P Global, Inc.	95,646	47,634,577
Synopsys, Inc. (b)	9,223	4,476,475
Thermo Fisher Scientific, Inc.	7,795	4,055,193
TJX Cos., Inc.	26,112	3,154,591
Visa, Inc. - Class A (a)	104,045	32,882,382
Zoetis, Inc.	11,677	1,902,534
		699,313,896
Total Common Stocks (Cost $574,791,658)		1,120,979,876

Short-Term Investments—0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25 with a maturity value of $4,712,374; collateralized by U.S. Treasury Note at 4.375%, maturing 12/15/26, with a market value of $4,805,877	4,711,523	4,711,523
Total Short-Term Investments (Cost $4,711,523)		4,711,523
See accompanying notes to financial statements.
BHFTI-241

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (c)—1.5%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements — 0.7%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $100,025; collateralized by various Common Stock with an aggregate market value of $111,351	100,000	$100,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $300,074; collateralized by various Common Stock with an aggregate market value of $334,053	300,000	300,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $5,001; collateralized by various Common Stock with an aggregate market value of $5,568	5,000	5,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $2,000,491; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $2,048,598	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $2,967,443; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $3,026,052	2,966,718	2,966,718
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $300,075; collateralized by various Common Stock with an aggregate market value of $334,632	300,000	300,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $2,000,492; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $2,040,502	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $505,124; collateralized by various Common Stock with an aggregate market value of $555,636	505,000	505,000
		8,176,718

Mutual Funds — 0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (d)	200,000	200,000
Security Description	Shares	Value
Mutual Funds — (Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (d)	2,000,000	$2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (d)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (d)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (d)	2,000,000	2,000,000
		8,200,000
Total Securities Lending Reinvestments (Cost $16,376,718)		16,376,718
Total Investments—102.0% (Cost $595,879,899)		1,142,068,117
Other assets and liabilities (net)—(2.0)%		(22,490,807)
Net Assets—100.0%		$1,119,577,310

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $41,603,510 and the collateral received consisted of cash in the amount of
$16,376,718 and non-cash collateral with a value of $26,368,260. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2024.

Ten Largest Industries as of December 31, 2024 (Unaudited)	% of Net Assets
Interactive Media & Services	21.6
Semiconductors & Semiconductor Equipment	14.8
Software	12.5
Real Estate Management & Development	4.6
Pharmaceuticals	4.6
Capital Markets	4.3
Broadline Retail	4.2
Health Care Equipment & Supplies	3.9
Financial Services	3.6
Textiles, Apparel & Luxury Goods	3.4
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$110,867,779	$0	$305,258,476
See accompanying notes to financial statements.
BHFTI-242

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of December 31, 2024
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(16,376,718)	$—	$—	$—	$(16,376,718)
Gross amount of recognized liabilities for securities lending transactions					$(16,376,718)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$5,436,000	$—	$—	$5,436,000
China	27,526,767	7,540,564	—	35,067,331
Denmark	—	17,009,898	—	17,009,898
France	—	71,465,708	—	71,465,708
Germany	—	50,630,252	—	50,630,252
India	18,232,904	57,225,379	—	75,458,283
Israel	10,875,704	—	—	10,875,704
Italy	—	14,408,796	—	14,408,796
Japan	—	47,012,605	—	47,012,605
Netherlands	—	18,031,823	—	18,031,823
Spain	—	14,678,728	—	14,678,728
Sweden	—	47,788,781	—	47,788,781
Switzerland	—	9,186,335	—	9,186,335
Taiwan	4,615,736	—	—	4,615,736
United States	699,313,896	—	—	699,313,896
Total Common Stocks	766,001,007	354,978,869	—	1,120,979,876
Total Short-Term Investments*	—	4,711,523	—	4,711,523
Securities Lending Reinvestments
Mutual Funds	8,200,000	—	—	8,200,000
Repurchase Agreements	—	8,176,718	—	8,176,718
Total Securities Lending Reinvestments	8,200,000	8,176,718	—	16,376,718
Total Investments	$774,201,007	$367,867,110	$—	$1,142,068,117
Collateral for Securities Loaned (Liability)	$—	$(16,376,718)	$—	$(16,376,718)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$595,893,625
Gross unrealized appreciation	561,038,025
Gross unrealized (depreciation)	(14,863,533)
Net unrealized appreciation (depreciation)	$546,174,492
See accompanying notes to financial statements.
BHFTI-243

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,142,068,117
Cash denominated in foreign currencies (c)	458,917
Receivable for:
Fund shares sold	184,607
Dividends and interest	381,655
Prepaid expenses	4,079
Total Assets	1,143,097,375
Liabilities
Collateral for securities loaned	16,376,718
Payable for:
Fund shares redeemed	388,847
Foreign taxes	5,723,065
Accrued Expenses:
Management fees	514,095
Distribution and service fees	66,712
Deferred trustees’ fees	236,364
Other expenses	214,264
Total Liabilities	23,520,065
Net Assets	$1,119,577,310
Net Assets Consist of:
Paid in surplus	$409,542,500
Distributable earnings (Accumulated losses) (d)	710,034,810
Net Assets	$1,119,577,310
Net Assets
Class A	$808,215,624
Class B	298,097,852
Class E	13,263,834
Capital Shares Outstanding*
Class A	31,731,300
Class B	11,870,701
Class E	525,046
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$25.47
Class B	25.11
Class E	25.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $595,879,899.
(b)	Includes securities loaned at value of $41,603,510.
(c)	Identified cost of cash denominated in foreign currencies was $456,790.
(d)	Includes foreign capital gains tax of $5,723,065.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$9,517,407
Interest	210,413
Securities lending income	163,658
Total investment income	9,891,478
Expenses
Management fees	7,763,144
Administration fees	60,924
Custodian and accounting fees	147,380
Distribution and service fees—Class B	767,044
Distribution and service fees—Class E	20,847
Audit and tax services	59,313
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	87,963
Insurance	9,964
Miscellaneous	36,188
Total expenses	9,072,571
Less management fee waiver	(1,623,589)
Net expenses	7,448,982
Net Investment Income	2,442,496
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	167,614,491
Foreign currency transactions	(7,500)
Net realized gain (loss)	167,606,991
Net change in unrealized appreciation (depreciation) on:
Investments (c)	7,483,233
Foreign currency transactions	(45,434)
Net change in unrealized appreciation (depreciation)	7,437,799
Net realized and unrealized gain (loss)	175,044,790
Net Increase (Decrease) in Net Assets From Operations	$177,487,286

(a)	Net of foreign withholding taxes of $951,258.
(b)	Net of foreign capital gains tax of $1,235,740.
(c)	Includes change in foreign capital gains tax of $(848,284).
See accompanying notes to financial statements.
BHFTI-244

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,442,496	$2,842,151
Net realized gain (loss)	167,606,991	100,459,255
Net change in unrealized appreciation (depreciation)	7,437,799	219,460,381
Increase (decrease) in net assets from operations	177,487,286	322,761,787
From Distributions to Shareholders
Class A	(74,930,530)	(48,433,961)
Class B	(26,837,158)	(16,748,087)
Class E	(1,235,318)	(769,952)
Total distributions	(103,003,006)	(65,952,000)
Increase (decrease) in net assets from capital share transactions	(93,691,324)	(117,491,193)
Total increase (decrease) in net assets	(19,207,044)	139,318,594
Net Assets
Beginning of period	1,138,784,354	999,465,760
End of period	$1,119,577,310	$1,138,784,354

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	368,753	$9,381,271	342,083	$7,455,290
Reinvestments	2,981,716	74,930,530	2,207,564	48,433,961
Redemptions	(6,232,275)	(159,081,372)	(6,704,880)	(145,569,625)
Net increase (decrease)	(2,881,806)	$(74,769,571)	(4,155,233)	$(89,680,374)
Class B
Sales	576,122	$14,403,289	431,064	$9,205,019
Reinvestments	1,081,707	26,837,158	772,157	16,748,087
Redemptions	(2,349,025)	(59,272,653)	(2,413,739)	(51,471,812)
Net increase (decrease)	(691,196)	$(18,032,206)	(1,210,518)	$(25,518,706)
Class E
Sales	19,350	$488,078	23,355	$501,203
Reinvestments	49,532	1,235,318	35,335	769,952
Redemptions	(103,600)	(2,612,943)	(168,786)	(3,563,268)
Net increase (decrease)	(34,718)	$(889,547)	(110,096)	$(2,292,113)
Increase (decrease) derived from capital shares transactions		$(93,691,324)		$(117,491,193)
See accompanying notes to financial statements.
BHFTI-245

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.94	$18.84	$32.65	$29.42	$23.28
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.07	0.09	(0.00) (b)	0.04
Net realized and unrealized gain (loss)	3.83	6.39	(10.41)	4.57	6.37
Total income (loss) from investment operations	3.90	6.46	(10.32)	4.57	6.41
Less Distributions
Distributions from net investment income	(0.07)	(0.08)	0.00	(0.04)	(0.21)
Distributions from net realized capital gains	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)
Total distributions	(2.37)	(1.36)	(3.49)	(1.34)	(0.27)
Net Asset Value, End of Period	$25.47	$23.94	$18.84	$32.65	$29.42
Total Return (%) (c)	16.42	34.99	(31.70)	15.76	27.92
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71	0.71	0.71	0.70	0.70
Net ratio of expenses to average net assets (%) (d) (e)	0.57	0.57	0.57	0.56	0.58
Ratio of net investment income (loss) to average net assets (%)	0.28	0.33	0.38	(0.00) (f)	0.18
Portfolio turnover rate (%)	10	6	19	7	9
Net assets, end of period (in millions)	$808.2	$828.6	$730.5	$1,079.7	$1,071.4

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.63	$18.62	$32.39	$29.23	$23.13
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	0.02	0.03	(0.08)	(0.02)
Net realized and unrealized gain (loss)	3.78	6.30	(10.31)	4.54	6.33
Total income (loss) from investment operations	3.79	6.32	(10.28)	4.46	6.31
Less Distributions
Distributions from net investment income	(0.01)	(0.03)	0.00	0.00	(0.15)
Distributions from net realized capital gains	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)
Total distributions	(2.31)	(1.31)	(3.49)	(1.30)	(0.21)
Net Asset Value, End of Period	$25.11	$23.63	$18.62	$32.39	$29.23
Total Return (%) (c)	16.15	34.58	(31.84)	15.47	27.58
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	0.96	0.96	0.95	0.95
Net ratio of expenses to average net assets (%) (d) (e)	0.82	0.82	0.82	0.81	0.83
Ratio of net investment income (loss) to average net assets (%)	0.03	0.08	0.14	(0.25)	(0.07)
Portfolio turnover rate (%)	10	6	19	7	9
Net assets, end of period (in millions)	$298.1	$296.9	$256.4	$388.5	$392.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-246

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.76	$18.71	$32.50	$29.29	$23.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03	0.04	0.05	(0.05)	0.01
Net realized and unrealized gain (loss)	3.81	6.33	(10.35)	4.56	6.34
Total income (loss) from investment operations	3.84	6.37	(10.30)	4.51	6.35
Less Distributions
Distributions from net investment income	(0.04)	(0.04)	0.00	0.00	(0.18)
Distributions from net realized capital gains	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)
Total distributions	(2.34)	(1.32)	(3.49)	(1.30)	(0.24)
Net Asset Value, End of Period	$25.26	$23.76	$18.71	$32.50	$29.29
Total Return (%) (c)	16.26	34.73	(31.79)	15.61	27.69
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86	0.86	0.86	0.85	0.85
Net ratio of expenses to average net assets (%) (d) (e)	0.72	0.72	0.72	0.71	0.73
Ratio of net investment income (loss) to average net assets (%)	0.13	0.18	0.23	(0.15)	0.03
Portfolio turnover rate (%)	10	6	19	7	9
Net assets, end of period (in millions)	$13.3	$13.3	$12.5	$22.2	$22.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for each of the years ended December 31, 2024 through 2020 (see Note 6 of the Notes to
Financial Statements).

(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTI-247

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.1%
Loar Holdings, Inc. (a)	32,036	$2,367,781
Moog, Inc. - Class A	35,050	6,899,242
		9,267,023
Automobile Components — 0.9%
Modine Manufacturing Co. (a)	69,039	8,003,691
Banks — 1.8%
Bancorp, Inc. (a)	140,054	7,371,042
Western Alliance Bancorp	101,555	8,483,905
		15,854,947
Biotechnology — 5.8%
ADMA Biologics, Inc. (a)	428,471	7,348,278
Ascendis Pharma AS (ADR) (a)	42,581	5,862,126
Blueprint Medicines Corp. (a)	59,776	5,213,663
Madrigal Pharmaceuticals, Inc. (a) (b)	18,258	5,633,871
Twist Bioscience Corp. (a) (b)	193,289	8,982,140
Vaxcyte, Inc. (a)	73,119	5,985,521
Vericel Corp. (a) (b)	142,229	7,809,794
Viking Therapeutics, Inc. (a) (b)	65,630	2,640,951
		49,476,344
Broadline Retail — 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	70,373	7,722,029
Building Products — 3.0%
AAON, Inc.	106,348	12,515,033
AZEK Co., Inc. (a)	141,389	6,711,736
Zurn Elkay Water Solutions Corp.	179,618	6,699,751
		25,926,520
Capital Markets — 5.8%
Hamilton Lane, Inc. - Class A	57,658	8,536,267
Jefferies Financial Group, Inc.	154,626	12,122,678
Piper Sandler Cos.	29,271	8,779,837
StepStone Group, Inc. - Class A	146,352	8,470,854
TMX Group Ltd.	383,795	11,822,632
		49,732,268
Chemicals — 1.1%
Element Solutions, Inc.	371,758	9,453,806
Commercial Services & Supplies — 1.3%
Clean Harbors, Inc. (a)	48,784	11,227,150
Communications Equipment — 1.4%
Harmonic, Inc. (a) (b)	303,793	4,019,181
Lumentum Holdings, Inc. (a) (b)	94,647	7,945,616
		11,964,797
Construction & Engineering — 3.9%
Comfort Systems USA, Inc.	18,056	7,656,827
Construction Partners, Inc. - Class A (a)	108,446	9,593,133
Everus Construction Group, Inc. (a)	115,504	7,594,388
Security Description	Shares	Value
Construction & Engineering—(Continued)
Sterling Infrastructure, Inc. (a)	50,511	$8,508,578
		33,352,926
Construction Materials — 1.0%
Eagle Materials, Inc. (b)	36,266	8,948,998
Consumer Staples Distribution & Retail — 0.8%
Maplebear, Inc. (a)	157,145	6,508,946
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc. (a)	63,548	7,044,296
Stride, Inc. (a) (b)	65,902	6,849,195
		13,893,491
Electrical Equipment — 1.8%
Hammond Power Solutions, Inc. (b)	68,801	6,128,887
nVent Electric PLC	132,228	9,012,660
		15,141,547
Electronic Equipment, Instruments & Components — 4.4%
Celestica, Inc. (a)	84,491	7,798,519
Coherent Corp. (a)	128,388	12,162,195
Fabrinet (a)	19,509	4,289,639
Itron, Inc. (a) (b)	64,055	6,955,092
PAR Technology Corp. (a) (b)	85,231	6,193,737
		37,399,182
Energy Equipment & Services — 1.4%
TechnipFMC PLC	276,429	7,999,855
Weatherford International PLC	52,670	3,772,752
		11,772,607
Financial Services — 0.9%
PennyMac Financial Services, Inc.	77,766	7,943,019
Food Products — 2.3%
Freshpet, Inc. (a)	71,975	10,660,217
Post Holdings, Inc. (a)	79,153	9,059,853
		19,720,070
Ground Transportation — 1.0%
Saia, Inc. (a)	18,088	8,243,244
Health Care Equipment & Supplies — 5.7%
Glaukos Corp. (a)	76,907	11,531,436
Inspire Medical Systems, Inc. (a) (b)	28,790	5,337,090
Integer Holdings Corp. (a)	61,585	8,161,244
Lantheus Holdings, Inc. (a)	85,355	7,635,858
Merit Medical Systems, Inc. (a)	79,524	7,691,561
TransMedics Group, Inc. (a) (b)	57,767	3,601,773
UFP Technologies, Inc. (a) (b)	21,026	5,141,067
		49,100,029
Health Care Providers & Services — 3.4%
Encompass Health Corp.	101,909	9,411,296
See accompanying notes to financial statements.
BHFTI-248

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
HealthEquity, Inc. (a)	76,517	$7,341,806
PACS Group, Inc. (a)	163,880	2,148,467
Tenet Healthcare Corp. (a)	82,318	10,391,001
		29,292,570
Hotels, Restaurants & Leisure — 4.5%
Shake Shack, Inc. - Class A (a) (b)	73,559	9,547,958
Sweetgreen, Inc. - Class A (a) (b)	186,581	5,981,787
Texas Roadhouse, Inc.	37,609	6,785,792
Travel & Leisure Co.	79,682	4,019,957
Wingstop, Inc.	16,527	4,696,973
Wyndham Hotels & Resorts, Inc.	72,240	7,281,070
		38,313,537
Household Durables — 1.6%
Cavco Industries, Inc. (a)	18,427	8,222,680
SharkNinja, Inc. (a)	59,624	5,804,993
		14,027,673
Independent Power and Renewable Electricity Producers — 1.3%
Talen Energy Corp. (a) (b)	56,298	11,342,358
Industrial REITs — 1.3%
EastGroup Properties, Inc.	32,161	5,161,519
Terreno Realty Corp. (b)	96,665	5,716,768
		10,878,287
IT Services — 0.7%
DigitalOcean Holdings, Inc. (a) (b)	184,317	6,279,680
Life Sciences Tools & Services — 2.4%
BioLife Solutions, Inc. (a) (b)	292,494	7,593,144
Bio-Techne Corp. (b)	98,161	7,070,537
Repligen Corp. (a)	42,800	6,160,632
		20,824,313
Machinery — 3.7%
Enpro, Inc. (b)	43,339	7,473,811
Esab Corp.	60,848	7,298,109
Federal Signal Corp.	92,341	8,531,385
RBC Bearings, Inc. (a) (b)	27,624	8,263,443
		31,566,748
Metals & Mining — 1.8%
ATI, Inc. (a)	130,335	7,173,638
Carpenter Technology Corp.	49,608	8,418,974
		15,592,612
Oil, Gas & Consumable Fuels — 1.1%
Permian Resources Corp.	351,299	5,051,679
Range Resources Corp. (b)	128,664	4,629,331
		9,681,010
Personal Care Products — 0.9%
BellRing Brands, Inc. (a)	103,192	7,774,485
Security Description	Shares	Value
Pharmaceuticals — 2.2%
Intra-Cellular Therapies, Inc. (a)	107,874	$9,009,637
Prestige Consumer Healthcare, Inc. (a)	126,747	9,897,673
		18,907,310
Professional Services — 0.8%
CBIZ, Inc. (a)	86,872	7,108,736
Semiconductors & Semiconductor Equipment — 4.7%
Astera Labs, Inc. (a)	123,250	16,324,463
Impinj, Inc. (a)	14,336	2,082,447
MACOM Technology Solutions Holdings, Inc. (a) (b)	75,614	9,823,015
SiTime Corp. (a) (b)	41,056	8,807,744
Tower Semiconductor Ltd. (a)	70,030	3,607,245
		40,644,914
Software — 14.6%
ACI Worldwide, Inc. (a)	129,111	6,702,152
Agilysys, Inc. (a) (b)	51,824	6,825,739
Bill Holdings, Inc. (a)	106,601	9,030,171
Braze, Inc. - Class A (a)	165,186	6,917,990
Cellebrite DI Ltd. (a)	115,935	2,554,048
Clearwater Analytics Holdings, Inc. - Class A (a)	257,681	7,091,381
CyberArk Software Ltd. (a)	22,024	7,337,296
Descartes Systems Group, Inc. (a)	61,959	7,038,542
Intapp, Inc. (a)	132,089	8,465,584
nCino, Inc. (a)	233,646	7,845,833
Onestream, Inc. (a)	68,697	1,959,238
Pegasystems, Inc.	123,664	11,525,485
Procore Technologies, Inc. (a)	109,590	8,211,579
Q2 Holdings, Inc. (a) (b)	125,609	12,642,546
SentinelOne, Inc. - Class A (a) (b)	279,742	6,210,272
ServiceTitan, Inc. - Class A (a)	12,691	1,305,523
Varonis Systems, Inc. (a)	111,689	4,962,342
Workiva, Inc. (a)	76,024	8,324,628
		124,950,349
Specialty Retail — 2.5%
Boot Barn Holdings, Inc. (a)	53,335	8,097,320
Murphy USA, Inc.	14,080	7,064,640
RH (a) (b)	16,700	6,572,953
		21,734,913
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	31,889	7,636,459
FTAI Aviation Ltd.	60,605	8,729,544
SiteOne Landscape Supply, Inc. (a)	18,587	2,449,209
		18,815,212
Total Common Stocks (Cost $648,595,655)		838,387,341
See accompanying notes to financial statements.
BHFTI-249

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Short-Term Investments—2.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $21,407,520; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $21,831,861	21,403,655	$21,403,655
Total Short-Term Investments (Cost $21,403,655)		21,403,655

Securities Lending Reinvestments (c)—4.2%
Certificate of Deposit—0.1%
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,000
Repurchase Agreements—3.9%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $700,173; collateralized by various Common Stock with an aggregate market value of $779,456	700,000	700,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $3,000,743; collateralized by various Common Stock with an aggregate market value of $3,340,525	3,000,000	3,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $2,000,491; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $2,048,598	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $3,013,504; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $2,050,969; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $3,673,774; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $3,746,334	3,672,876	3,672,876
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $3,000,753; collateralized by various Common Stock with an aggregate market value of $3,346,319	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $3,002,602; collateralized by various Common Stock with an aggregate market value of $3,346,139	3,000,000	3,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $3,000,753; collateralized by various Common Stock with an aggregate market value of $3,346,319	3,000,000	$3,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $3,000,738; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $3,060,753	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $6,501,600; collateralized by various Common Stock with an aggregate market value of $7,151,760	6,500,000	6,500,000
		32,872,876
Time Deposit—0.1%
National Bank of Canada
4.400%, OBFR + 0.070%, 01/07/25 (d)	1,000,000	1,000,000

Mutual Funds—0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (e)	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $35,872,876)		35,872,876
Total Investments—104.3% (Cost $705,872,186)		895,663,872
Other assets and liabilities (net)—(4.3)%		(37,015,720)
Net Assets—100.0%		$858,648,152

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $76,106,385 and the collateral received consisted of cash in the amount of
$35,872,876 and non-cash collateral with a value of $41,892,474. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
See accompanying notes to financial statements.
BHFTI-250

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$508,589,797	$0	$739,686,918
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(35,872,876)	$—	$—	$—	$(35,872,876)
Gross amount of recognized liabilities for securities lending transactions					$(35,872,876)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$838,387,341	$—	$—	$838,387,341
Total Short-Term Investments*	—	21,403,655	—	21,403,655
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,000	—	1,000,000
Repurchase Agreements	—	32,872,876	—	32,872,876
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	34,872,876	—	35,872,876
Total Investments	$839,387,341	$56,276,531	$—	$895,663,872
Collateral for Securities Loaned (Liability)	$—	$(35,872,876)	$—	$(35,872,876)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$708,509,775
Gross unrealized appreciation	212,687,589
Gross unrealized (depreciation)	(25,533,492)
Net unrealized appreciation (depreciation)	$187,154,097
See accompanying notes to financial statements.
BHFTI-251

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$895,663,872
Cash denominated in foreign currencies (c)	11,399
Receivable for:
Fund shares sold	67,028
Dividends and interest	137,102
Prepaid expenses	3,090
Total Assets	895,882,491
Liabilities
Collateral for securities loaned	35,872,876
Payable for:
Fund shares redeemed	320,265
Accrued Expenses:
Management fees	586,536
Distribution and service fees	96,418
Deferred trustees’ fees	220,775
Other expenses	137,469
Total Liabilities	37,234,339
Net Assets	$858,648,152
Net Assets Consist of:
Paid in surplus	$681,804,447
Distributable earnings (Accumulated losses)	176,843,705
Net Assets	$858,648,152
Net Assets
Class A	$420,340,998
Class B	424,597,028
Class E	13,710,126
Capital Shares Outstanding*
Class A	43,948,359
Class B	56,214,252
Class E	1,593,876
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.56
Class B	7.55
Class E	8.60

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $705,872,186.
(b)	Includes securities loaned at value of $76,106,385.
(c)	Identified cost of cash denominated in foreign currencies was $11,384.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$3,773,039
Interest	426,224
Securities lending income	215,861
Total investment income	4,415,124
Expenses
Management fees	7,895,824
Administration fees	51,955
Custodian and accounting fees	55,894
Distribution and service fees—Class B	1,085,642
Distribution and service fees—Class E	20,250
Audit and tax services	50,508
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	63,254
Insurance	7,803
Miscellaneous	16,289
Total expenses	9,367,223
Less management fee waiver	(816,831)
Less broker commission recapture	(49,874)
Net expenses	8,500,518
Net Investment Loss	(4,085,394)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	108,405,010
Foreign currency transactions	(1,606)
Net realized gain (loss)	108,403,404
Net change in unrealized appreciation (depreciation) on:
Investments	41,700,342
Foreign currency transactions	8
Net change in unrealized appreciation (depreciation)	41,700,350
Net realized and unrealized gain (loss)	150,103,754
Net Increase (Decrease) in Net Assets From Operations	$146,018,360

(a)	Net of foreign withholding taxes of $36,635.
See accompanying notes to financial statements.
BHFTI-252

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(4,085,394)	$(2,898,553)
Net realized gain (loss)	108,403,404	(23,518,591)
Net change in unrealized appreciation (depreciation)	41,700,350	133,467,698
Increase (decrease) in net assets from operations	146,018,360	107,050,554
Increase (decrease) in net assets from capital share transactions	(234,165,184)	(50,037,042)
Total increase (decrease) in net assets	(88,146,824)	57,013,512
Net Assets
Beginning of period	946,794,976	889,781,464
End of period	$858,648,152	$946,794,976

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	599,808	$5,370,013	1,054,626	$8,009,063
Redemptions	(18,172,711)	(167,060,205)	(5,601,728)	(44,359,882)
Net increase (decrease)	(17,572,903)	$(161,690,192)	(4,547,102)	$(36,350,819)
Class B
Sales	1,842,192	$13,035,085	3,882,193	$23,196,928
Redemptions	(11,677,208)	(83,675,857)	(5,888,832)	(35,871,184)
Net increase (decrease)	(9,835,016)	$(70,640,772)	(2,006,639)	$(12,674,256)
Class E
Sales	145,535	$1,203,268	194,137	$1,367,627
Redemptions	(381,184)	(3,037,488)	(341,554)	(2,379,594)
Net increase (decrease)	(235,649)	$(1,834,220)	(147,417)	$(1,011,967)
Increase (decrease) derived from capital shares transactions		$(234,165,184)		$(50,037,042)
See accompanying notes to financial statements.
BHFTI-253

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.20	$7.30	$17.05	$19.33	$13.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.02)	(0.01)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	1.39	0.92	(6.10)	1.37	7.11
Total income (loss) from investment operations	1.36	0.90	(6.11)	1.29	7.05
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	0.00	0.00	(3.64)	(3.57)	(0.83)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	(3.64)	(3.57)	(0.84)
Net Asset Value, End of Period	$9.56	$8.20	$7.30	$17.05	$19.33
Total Return (%) (c)	16.59	12.33	(35.04)	7.12	57.24
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	0.89	0.89	0.88	0.89
Net ratio of expenses to average net assets (%) (d) (e)	0.81	0.81	0.80	0.78	0.80
Ratio of net investment income (loss) to average net assets (%)	(0.33)	(0.21)	(0.11)	(0.44)	(0.41)
Portfolio turnover rate (%)	56	63	54	36	50
Net assets, end of period (in millions)	$420.3	$504.5	$482.4	$655.2	$727.4

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.49	$5.79	$14.76	$17.22	$11.80
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.03)	(0.03)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	1.10	0.73	(5.30)	1.22	6.33
Total income (loss) from investment operations	1.06	0.70	(5.33)	1.11	6.25
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(3.64)	(3.57)	(0.83)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	(3.64)	(3.57)	(0.83)
Net Asset Value, End of Period	$7.55	$6.49	$5.79	$14.76	$17.22
Total Return (%) (c)	16.33	12.09 (f)	(35.26) (f)	6.93	56.76
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.15	1.14	1.14	1.13	1.14
Net ratio of expenses to average net assets (%) (d) (e)	1.06	1.06	1.05	1.03	1.05
Ratio of net investment income (loss) to average net assets (%)	(0.57)	(0.46)	(0.36)	(0.68)	(0.66)
Portfolio turnover rate (%)	56	63	54	36	50
Net assets, end of period (in millions)	$424.6	$428.8	$394.4	$574.9	$576.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-254

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.39	$6.59	$15.97	$18.34	$12.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.02)	(0.02)	(0.10)	(0.07)
Net realized and unrealized gain (loss)	1.25	0.82	(5.72)	1.30	6.75
Total income (loss) from investment operations	1.21	0.80	(5.74)	1.20	6.68
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(3.64)	(3.57)	(0.83)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	(3.64)	(3.57)	(0.83)
Net Asset Value, End of Period	$8.60	$7.39	$6.59	$15.97	$18.34
Total Return (%) (c)	16.37	12.14	(35.11)	7.01	57.08
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05	1.04	1.04	1.03	1.04
Net ratio of expenses to average net assets (%) (d) (e)	0.96	0.96	0.95	0.93	0.95
Ratio of net investment income (loss) to average net assets (%)	(0.47)	(0.36)	(0.27)	(0.58)	(0.56)
Portfolio turnover rate (%)	56	63	54	36	50
Net assets, end of period (in millions)	$13.7	$13.5	$13.0	$22.7	$21.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for each of the years ended December 31, 2024 through 2020 (see Note 6 of the Notes to
Financial Statements).

(f)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTI-255

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—54.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 30.0%
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	9,358,150	$7,671,822
2.500%, 05/01/51	2,169,955	1,788,865
2.500%, 01/01/52	4,019,496	3,320,970
3.000%, 09/01/50	3,149,851	2,793,767
3.000%, 02/01/52	2,620,346	2,226,327
3.500%, 03/01/32	259,484	250,384
3.500%, 12/01/32	906,977	868,983
3.500%, 01/01/33	1,290,330	1,230,998
3.500%, 03/01/33	1,356,800	1,295,708
3.500%, 04/01/33	2,231,508	2,131,603
3.500%, 05/01/33	541,820	514,867
3.500%, 06/01/43	711,972	646,022
3.700%, 06/01/34	3,274,676	2,983,349
3.750%, 08/01/32	3,500,000	3,245,165
4.000%, 09/01/32	174,697	170,061
4.000%, 11/01/32	469,463	457,280
4.000%, 12/01/32	366,362	355,423
4.000%, 01/01/33	35,641	34,820
4.000%, 02/01/33	114,142	111,316
4.000%, 08/01/42	818,891	772,889
4.000%, 08/01/43	1,370,408	1,288,275
4.000%, 01/01/46	1,001,788	940,210
4.000%, 07/01/48	1,254,910	1,165,967
4.000%, 05/01/52	725,444	665,877
5.000%, 02/01/34	86,479	86,084
5.000%, 08/01/39	447,916	446,915
7.104%, 1Y RFUCCT + 1.850%, 07/01/40 (a)	220,277	226,523
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
6.369%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	932,830	909,490
8.819%, SOFR30A + 4.250%, 05/25/52 (144A) (a)	1,335,176	1,360,956
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 06/25/32	3,100,000	2,723,229
3.214%, 04/25/28 (a)	1,790,000	1,713,675
3.690%, 01/25/29	397,000	382,467
3.710%, 09/25/32 (a)	3,035,000	2,801,945
3.800%, 10/25/32 (a)	2,100,000	1,949,971
3.900%, 08/25/28 (a)	3,170,000	3,087,842
Federal Home Loan Mortgage Corp. REMICS
1.658%, -1x SOFR30A + 6.256%, 10/15/37 (a) (b)	1,272,872	121,783
1.688%, -1x SOFR30A + 6.286%, 11/15/36 (a) (b)	617,303	46,189
3.000%, 02/15/26	54,855	54,370
5.000%, 08/15/35	491,928	494,732
5.162%, SOFR30A + 0.564%, 08/15/42 (a)	1,517,994	1,493,892
5.392%, SOFR30A + 0.794%, 11/15/37 (a)	233,094	232,590
6.000%, 07/15/35	1,236,889	1,286,533
6.000%, 03/15/36	1,076,316	1,116,131
6.062%, SOFR30A + 1.464%, 03/15/38 (a)	600,000	623,902
6.500%, 05/15/28	42,550	43,032
6.500%, 03/15/37	235,219	247,204
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	2,936,210	2,412,937
3.250%, 11/25/61	2,194,086	1,866,487
3.500%, 05/25/57	3,002,305	2,770,761
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.500%, 06/25/57	2,797,479	$2,576,848
3.500%, 07/25/58	2,642,634	2,306,983
3.500%, 10/25/58	1,347,628	1,060,392
3.500%, 05/25/64	3,329,957	2,871,240
4.000%, 11/25/57	2,168,156	2,011,787
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (c)	305,467	226,323
3.000%, 01/15/43	982,356	880,708
Federal National Mortgage Association
1.507%, 11/01/32 (a)	8,226,051	6,526,797
1.755%, 03/01/32 (a)	5,040,935	4,141,345
1.800%, 10/01/33	3,484,000	2,763,240
1.930%, 11/01/31	4,300,000	3,563,307
2.000%, 08/01/51	4,205,279	3,282,950
2.010%, 01/01/32	4,050,000	3,384,124
2.440%, 06/01/30	2,893,693	2,579,342
2.500%, 05/01/50	3,300,180	2,734,100
2.500%, 09/01/50	2,749,693	2,278,033
2.500%, 10/01/50	2,025,922	1,688,206
2.500%, 05/01/51	3,483,827	2,872,392
2.500%, 09/01/51	3,313,728	2,701,646
2.500%, 10/01/51	6,368,136	5,239,499
2.500%, 01/01/52	2,584,496	2,129,451
2.500%, 02/01/52	3,564,101	2,953,331
2.500%, 03/01/52	3,633,101	3,004,291
2.500%, 05/01/52	4,395,073	3,653,509
2.500%, 09/01/52	4,836,860	3,975,071
2.500%, 03/01/62	2,439,704	1,942,179
2.510%, 10/01/30	3,150,000	2,787,721
2.730%, 07/01/28	2,750,771	2,572,643
2.810%, 09/01/31	1,346,596	1,203,995
2.970%, 06/01/30	2,750,000	2,509,745
2.980%, 09/01/36	1,132,885	1,023,513
3.000%, 01/01/43	1,401,082	1,240,401
3.000%, 01/01/52	2,515,062	2,141,772
3.000%, 02/01/52	5,326,626	4,580,702
3.000%, 06/01/52	3,727,373	3,174,886
3.000%, 07/01/60	2,373,627	1,979,208
3.000%, 03/01/61	2,883,493	2,421,903
3.500%, 08/01/26	24,121	23,854
3.500%, 02/01/33	804,383	770,222
3.500%, 05/01/33	1,073,516	1,026,334
3.500%, 07/01/42	704,352	641,822
3.500%, 08/01/42	223,532	203,966
3.500%, 07/01/43	906,270	821,193
3.500%, 01/01/50	2,696,874	2,393,770
3.500%, 07/01/50	1,920,060	1,722,756
3.500%, 12/01/51	1,465,173	1,304,062
3.500%, 02/01/52	4,140,054	3,669,940
3.500%, 03/01/60	1,892,547	1,660,778
3.500%, 03/01/61	1,358,277	1,180,278
3.500%, 03/01/62	2,997,446	2,604,167
3.540%, 06/01/32	4,357,000	3,970,003
3.550%, 02/01/30	1,500,000	1,421,318
See accompanying notes to financial statements.
BHFTI-256

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.730%, 10/01/32	2,463,120	$2,272,273
3.800%, 09/01/32	3,411,180	3,169,267
3.805%, 11/01/32	2,025,000	1,878,979
3.895%, 02/01/33	3,450,000	3,205,702
3.970%, 08/01/33	4,725,000	4,373,431
4.000%, 02/01/31	270,955	265,653
4.000%, 10/01/32	151,771	147,109
4.000%, 12/01/40	72,101	67,937
4.000%, 07/01/42	471,467	443,662
4.000%, 06/01/47	483,888	450,380
4.000%, 04/01/52	5,284,404	4,843,720
4.000%, 05/01/52	7,383,844	6,768,462
4.170%, 05/01/33	3,000,000	2,845,105
4.185%, 04/01/33	3,000,000	2,852,865
4.190%, 04/01/33	2,000,000	1,901,532
4.330%, 01/01/33	2,700,000	2,606,645
4.500%, 02/01/40	144,653	140,239
4.500%, 06/01/62	1,995,976	1,878,076
4.520%, 06/01/33	1,577,778	1,533,875
4.520%, 10/01/33	1,300,000	1,260,119
4.550%, 09/01/33	3,125,362	3,057,211
4.590%, 04/01/33	3,350,000	3,257,628
4.735%, 02/01/33	3,100,000	3,051,741
5.000%, 09/01/35	260,289	258,155
5.000%, 06/01/53	3,853,060	3,722,133
5.080%, 02/01/32	3,145,000	3,178,343
5.290%, 12/01/32	2,502,579	2,538,113
5.500%, 01/01/58	1,693,465	1,724,744
6.000%, 07/01/28	36,163	36,409
6.000%, 12/01/39	104,239	108,050
Federal National Mortgage Association Benchmark REMICS
5.500%, 06/25/37	245,591	251,280
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	3,895,962	3,722,314
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (c)	535,541	390,172
Zero Coupon, 10/25/43 (c)	299,369	209,758
Zero Coupon, 12/25/43 (c)	550,268	397,944
1.847%, -1x SOFR30A + 6.416%, 01/25/41 (a) (b)	1,435,040	188,991
3.500%, 02/25/43	1,167,937	1,077,843
3.500%, 11/25/57	1,965,535	1,854,713
5.000%, 03/25/40	1,577,794	1,584,814
5.183%, SOFR30A + 0.614%, 10/25/42 (a)	187,093	184,443
5.283%, SOFR30A + 0.714%, 10/25/43 (a)	692,123	684,359
5.283%, SOFR30A + 0.714%, 12/25/43 (a)	656,324	649,368
5.500%, 12/25/35	425,703	434,795
5.583%, SOFR30A + 1.014%, 03/25/38 (a)	75,443	75,838
5.683%, SOFR30A + 1.114%, 08/25/32 (a)	176,605	178,139
6.000%, 01/25/36	787,814	787,900
6.500%, 07/18/28	20,725	20,966
Federal National Mortgage Association-ACES
1.000%, 11/25/33	110,884	109,608
1.200%, 10/25/30	862,959	799,354
1.707%, 11/25/31 (a)	7,400,000	6,032,500
1.820%, 10/25/30 (a) (b)	13,275,056	634,262
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association-ACES
1.909%, 11/25/33 (a) (b)	6,521,644	$448,162
1.938%, 01/25/32 (a)	5,000,000	4,128,213
2.464%, 12/25/26 (a)	643,112	618,370
2.488%, 05/25/26	1,152,491	1,120,073
2.993%, 04/25/29 (a)	1,551,632	1,455,005
3.057%, 03/25/28 (a)	1,497,450	1,427,156
3.061%, 05/25/27 (a)	2,255,266	2,181,836
3.061%, 06/25/27 (a)	1,913,331	1,847,731
3.063%, 02/25/30 (a)	1,160,294	1,077,421
3.355%, 07/25/28 (a)	3,686,814	3,546,506
3.543%, 09/25/28 (a)	2,567,496	2,470,878
3.751%, 08/25/32 (a)	2,600,000	2,403,699
FREMF Mortgage Trust
3.580%, 11/25/49 (144A) (a)	1,700,000	1,652,266
3.664%, 04/25/28 (144A) (a)	3,100,000	2,863,470
Government National Mortgage Association
2.500%, 10/20/51	2,310,944	1,931,261
3.000%, 02/20/51	1,468,647	1,274,388
3.500%, 01/20/51	2,385,597	2,104,609
3.500%, 02/20/52	2,842,875	2,553,974
4.000%, 01/20/52	2,715,221	2,510,774
4.000%, 02/20/52	3,182,273	2,929,607
4.000%, 08/20/52	6,078,020	5,601,571
4.500%, 11/20/49	1,612,656	1,525,095
4.875%, 1Y H15 + 1.500%, 04/20/41 (a)	100,638	101,723
5.000%, 05/20/52	3,010,622	2,893,185
5.500%, 07/20/53	2,586,259	2,571,181
5.597%, 1Y H15 + 1.699%, 04/20/72 (a)	3,538,509	3,676,651
5.600%, 1Y H15 + 1.706%, 03/20/72 (a)	3,011,703	3,131,702
5.624%, 1Y H15 + 1.738%, 04/20/72 (a)	2,779,601	2,888,053
5.650%, 1Y H15 + 1.747%, 11/20/71 (a)	3,488,487	3,624,683
5.666%, 1Y H15 + 1.750%, 10/20/71 (a)	3,239,226	3,358,102
5.684%, 1Y H15 + 1.782%, 09/20/71 (a)	3,036,028	3,158,508
5.686%, 1Y H15 + 1.778%, 12/20/71 (a)	2,932,875	3,051,265
5.766%, 1Y H15 + 1.830%, 08/20/71 (a)	3,016,609	3,141,777
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,449	16,970
1.650%, 04/20/63	50,154	47,168
4.425%, 04/20/43 (a)	840,932	790,322
4.892%, 11/20/42 (a)	2,786,551	2,776,168
4.985%, 1M TSFR + 0.614%, 09/20/37 (a)	75,631	75,551
5.000%, 12/20/33	332,656	330,807
5.000%, 06/16/39	31,084	31,108
5.000%, 07/20/39	708,490	699,638
5.000%, 10/20/39	728,731	722,228
5.067%, 1M TSFR + 0.414%, 08/20/60 (a)	44	44
5.067%, 1M TSFR + 0.414%, 11/20/62 (a)	322	320
5.067%, 1M TSFR + 0.514%, 02/20/62 (a)	18,609	18,447
5.107%, 1M TSFR + 0.454%, 12/20/62 (a)	361,937	360,627
5.113%, 06/20/40 (a)	964,236	969,283
5.177%, 1M TSFR + 0.524%, 03/20/63 (a)	87,240	87,025
5.187%, 1M TSFR + 0.534%, 02/20/63 (a)	414,047	412,647
5.237%, 1M TSFR + 0.584%, 03/20/63 (a)	319,035	318,385
5.237%, 1M TSFR + 0.584%, 07/20/64 (a)	285,262	284,800
5.237%, 1M TSFR + 0.584%, 09/20/64 (a)	574,676	573,883
See accompanying notes to financial statements.
BHFTI-257

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
5.247%, 1M TSFR + 0.594%, 04/20/63 (a)	541,314	$540,629
5.267%, 1M TSFR + 0.614%, 01/20/63 (a)	10,532	10,493
5.267%, 1M TSFR + 0.614%, 04/20/63 (a)	955,378	953,792
5.267%, 1M TSFR + 0.614%, 06/20/64 (a)	2,017,404	2,014,773
5.267%, 1M TSFR + 0.614%, 07/20/64 (a)	869,639	867,213
5.317%, 1M TSFR + 0.664%, 04/20/62 (a)	63	62
5.367%, 1M TSFR + 0.714%, 04/20/64 (a)	3,594,577	3,594,549
5.417%, 1M TSFR + 0.764%, 07/20/63 (a)	65,422	65,463
5.417%, 1M TSFR + 0.764%, 01/20/64 (a)	78,266	78,321
5.417%, 1M TSFR + 0.764%, 02/20/64 (a)	285,290	285,494
5.417%, 1M TSFR + 0.764%, 03/20/64 (a)	188,315	188,432
5.457%, 1M TSFR + 0.804%, 02/20/64 (a)	810,374	811,088
5.467%, 1M TSFR + 0.814%, 09/20/63 (a)	135,023	135,186
5.500%, 07/16/33 (b)	283,431	7,593
5.517%, 1M TSFR + 0.864%, 09/20/63 (a)	50,598	50,713
5.767%, 1M TSFR + 1.114%, 12/20/66 (a)	566,869	568,127
		369,891,797
Federal Agencies — 0.2%
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	1,732,650
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32	1,000,000	698,595
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 06/15/35	750,000	439,390
		2,870,635
U.S. Treasury — 24.1%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	333,794
1.250%, 05/15/50	528,000	250,317
1.375%, 08/15/50	380,000	185,296
1.625%, 11/15/50	6,800,000	3,545,554
1.875%, 02/15/51	13,028,900	7,245,209
1.875%, 11/15/51	8,840,000	4,875,630
2.000%, 02/15/50	5,127,000	2,977,093
2.000%, 08/15/51	3,675,000	2,099,931
2.250%, 05/15/41	12,370,000	8,778,302
2.250%, 08/15/46	6,537,000	4,220,028
2.250%, 08/15/49	170,000	105,253
2.250%, 02/15/52	10,400,000	6,304,898
2.375%, 02/15/42	11,600,000	8,257,560
2.375%, 11/15/49	4,475,000	2,843,561
2.500%, 02/15/45	6,750,000	4,683,307
2.750%, 11/15/42	9,475,000	7,081,069
2.750%, 08/15/47	8,000,000	5,626,103
2.875%, 05/15/43	10,415,000	7,888,481
2.875%, 05/15/49	27,000	19,140
2.875%, 05/15/52	2,280,000	1,594,476
3.000%, 11/15/44	238,000	180,628
3.000%, 02/15/47	276,000	204,517
3.000%, 02/15/48	470,000	344,769
3.125%, 02/15/43	1,160,000	916,320
3.500%, 02/15/39	8,783,500	7,698,845
3.625%, 08/15/43	6,050,000	5,124,845
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.625%, 02/15/44	4,325,000	$3,649,286
3.625%, 02/15/53	23,201,000	18,850,593
3.750%, 11/15/43	2,908,000	2,503,957
3.875%, 08/15/40	5,950,000	5,354,186
3.875%, 02/15/43	435,000	383,813
3.875%, 05/15/43	215,000	189,222
4.000%, 11/15/42	4,600,000	4,138,967
4.250%, 05/15/39	2,850,000	2,703,180
4.375%, 02/15/38	720,000	700,237
4.375%, 05/15/41	1,200,000	1,142,755
5.250%, 02/15/29	500,000	518,270
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28 (d)	753,360	747,818
U.S. Treasury Notes
0.625%, 08/15/30	1,850,000	1,502,375
1.000%, 07/31/28	4,750,000	4,228,636
1.250%, 08/15/31	770,000	628,383
1.375%, 11/15/31	2,148,500	1,755,673
1.500%, 02/15/30	1,105,000	959,488
1.625%, 05/15/31	3,640,000	3,070,833
1.875%, 02/28/29	9,200,000	8,332,528
1.875%, 02/15/32	28,020,000	23,567,370
2.750%, 05/31/29	1,080,000	1,009,766
2.875%, 04/30/29	22,660,000	21,328,917
2.875%, 05/15/32	2,865,000	2,573,063
3.125%, 08/31/29	5,845,000	5,536,346
3.375%, 05/15/33	10,280,000	9,447,088
3.875%, 08/15/34	11,500,000	10,873,690
4.000%, 10/31/29 (e)	13,000,000	12,781,220
4.000%, 02/15/34	9,043,400	8,657,782
4.500%, 11/15/33	2,500,000	2,488,683
U.S. Treasury STRIPS Coupon
Zero Coupon, 05/15/28	5,755,000	4,957,107
Zero Coupon, 08/15/28	250,000	212,751
Zero Coupon, 02/15/30	6,300,000	4,992,668
Zero Coupon, 05/15/30	700,000	548,049
Zero Coupon, 08/15/30	3,925,000	3,031,868
Zero Coupon, 11/15/30	5,425,000	4,135,122
Zero Coupon, 02/15/31	12,775,000	9,615,071
Zero Coupon, 11/15/31	3,000,000	2,174,948
Zero Coupon, 02/15/32	12,900,000	9,235,280
Zero Coupon, 05/15/32	800,000	566,792
Zero Coupon, 08/15/33	400,000	266,083
Zero Coupon, 11/15/33	1,000,000	656,953
Zero Coupon, 02/15/34	2,000,000	1,297,651
Zero Coupon, 08/15/34	2,600,000	1,645,897
		296,345,291
Total U.S. Treasury & Government Agencies (Cost $757,411,118)		669,107,723

See accompanying notes to financial statements.
BHFTI-258

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—28.1%
Security Description	Principal Amount*	Value

Aerospace/Defense — 0.6%
BAE Systems PLC
1.900%, 02/15/31 (144A)	720,000	$595,547
3.000%, 09/15/50 (144A)	332,000	214,621
Boeing Co.
2.196%, 02/04/26	905,000	877,661
2.750%, 02/01/26	592,000	577,522
3.100%, 05/01/26	360,000	350,958
3.250%, 03/01/28	659,000	619,208
5.040%, 05/01/27	335,000	335,864
5.150%, 05/01/30	675,000	665,538
5.705%, 05/01/40	550,000	523,259
6.298%, 05/01/29	580,000	601,209
6.388%, 05/01/31	330,000	345,022
6.528%, 05/01/34	540,000	565,708
Northrop Grumman Corp.
3.850%, 04/15/45	182,000	142,271
RTX Corp.
2.820%, 09/01/51	1,260,000	763,223
4.350%, 04/15/47	133,000	109,239
4.500%, 06/01/42	550,000	474,703
		7,761,553
Agriculture — 0.3%
Altria Group, Inc.
2.450%, 02/04/32	1,250,000	1,028,604
BAT Capital Corp.
2.259%, 03/25/28 (e)	465,000	427,197
4.390%, 08/15/37	660,000	569,356
4.540%, 08/15/47	363,000	286,272
Bunge Ltd. Finance Corp.
4.650%, 09/17/34 (e)	730,000	689,099
Reynolds American, Inc.
7.000%, 08/04/41	570,000	598,437
		3,598,965
Airlines — 0.6%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	354,714	328,146
3.550%, 07/15/31 (144A)	502,973	461,226
4.125%, 11/15/26 (144A)	564,730	561,966
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	440,165	403,435
3.800%, 03/20/33 (144A)	369,460	353,691
4.125%, 03/20/33 (144A)	497,482	467,042
Delta Air Lines Pass-Through Trust
2.000%, 12/10/29	302,604	278,587
United Airlines Pass-Through Trust
3.100%, 04/07/30	622,456	566,343
3.500%, 09/01/31	633,305	591,392
3.700%, 09/01/31	869,729	793,508
4.000%, 10/11/27	288,597	285,207
4.150%, 02/25/33	952,992	909,557
4.300%, 02/15/27	419,827	417,515
4.600%, 09/01/27	371,324	366,066
5.450%, 08/15/38	739,000	740,031
		7,523,712
Security Description	Principal Amount*	Value

Auto Manufacturers — 0.3%
General Motors Financial Co., Inc.
2.350%, 01/08/31	424,000	$354,622
2.700%, 06/10/31	1,050,000	889,655
5.950%, 04/04/34	300,000	301,567
Hyundai Capital America
1.800%, 01/10/28 (144A)	635,000	575,197
2.375%, 10/15/27 (144A) (e)	400,000	372,935
4.550%, 09/26/29 (144A)	500,000	485,355
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (e)	606,000	497,366
Volkswagen Group of America Finance LLC
1.625%, 11/24/27 (144A)	300,000	270,838
		3,747,535
Banks — 9.6%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a)	200,000	180,163
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	1,100,000	1,111,672
Australia & New Zealand Banking Group Ltd.
4.400%, 05/19/26 (144A)	200,000	198,464
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	950,000	754,428
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (a)	200,000	189,070
5.588%, 08/08/28	1,600,000	1,621,395
6.607%, 11/07/28	1,000,000	1,051,633
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	374,388
2.087%, SOFR + 1.060%, 06/14/29 (a)	1,018,000	923,904
2.572%, SOFR + 1.210%, 10/20/32 (a)	855,000	721,425
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	2,500,000	2,434,864
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	382,000	370,474
4.250%, 10/22/26	520,000	515,538
4.376%, SOFR + 1.580%, 04/27/28 (a)	1,100,000	1,088,319
5.202%, SOFR + 1.630%, 04/25/29 (a)	1,460,000	1,466,816
5.425%, SOFR + 1.913%, 08/15/35 (a)	628,000	611,242
5.468%, SOFR + 1.650%, 01/23/35 (a) (e)	2,955,000	2,958,232
5.819%, SOFR + 1.570%, 09/15/29 (a)	1,580,000	1,619,013
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	622,827
5.601%, SOFR + 1.620%, 03/20/30 (144A) (a)	425,000	429,035
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (a)	1,218,000	1,228,009
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/30 (a) (e)	413,000	404,932
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (a)	620,000	669,466
Bank of Nova Scotia
4.850%, 02/01/30 (e)	1,040,000	1,032,614
Banque Federative du Credit Mutuel SA
1.604%, 10/04/26 (144A)	840,000	793,656
5.790%, 07/13/28 (144A)	855,000	872,773
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (a) (e)	460,000	388,442
4.942%, SOFR + 1.560%, 09/10/30 (a)	485,000	475,485
6.496%, SOFR + 1.880%, 09/13/27 (a) (e)	1,655,000	1,695,032
See accompanying notes to financial statements.
BHFTI-259

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	402,000	$396,803
3.132%, SOFR + 1.561%, 01/20/33 (144A) (a)	586,000	499,506
5.176%, SOFR + 1.520%, 01/09/30 (144A) (a)	1,305,000	1,300,680
5.283%, SOFR + 1.280%, 11/19/30 (144A) (a)	1,615,000	1,598,272
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	890,000	891,122
BPCE SA
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	519,961
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	338,932
5.716%, SOFR + 1.959%, 01/18/30 (144A) (a)	370,000	371,865
5.936%, SOFR + 1.850%, 05/30/35 (144A) (a)	1,175,000	1,164,446
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	774,459
3.057%, SOFR + 1.351%, 01/25/33 (a)	677,000	581,572
4.300%, 11/20/26	750,000	743,214
4.450%, 09/29/27	1,294,000	1,276,469
4.542%, SOFR + 1.338%, 09/19/30 (a)	988,000	960,038
5.449%, SOFR + 1.447%, 06/11/35 (a)	1,000,000	991,549
Cooperatieve Rabobank UA
3.750%, 07/21/26	513,000	502,669
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	2,283,000	2,192,373
5.335%, SOFR + 1.690%, 01/10/30 (144A) (a)	1,350,000	1,349,679
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (a) (e)	440,000	426,907
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a)	920,000	932,667
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	303,000	295,244
2.311%, SOFR + 1.219%, 11/16/27 (a)	312,000	296,551
3.547%, SOFR + 3.043%, 09/18/31 (a)	1,600,000	1,436,478
4.999%, SOFR + 1.700%, 09/11/30 (a) (e)	150,000	146,621
5.403%, SOFR + 2.050%, 09/11/35 (a)	150,000	142,119
5.414%, 05/10/29	455,000	461,759
Discover Bank
4.250%, 03/13/26	1,229,000	1,218,837
DNB Bank ASA
1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a)	1,030,000	957,167
4.853%, SOFR + 1.050%, 11/05/30 (144A) (a)	590,000	583,280
Federation des Caisses Desjardins du Quebec
5.700%, 03/14/28 (144A)	700,000	713,663
Fifth Third Bancorp
8.250%, 03/01/38	200,000	239,789
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,920,049
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	740,996
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	783,995
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	877,460
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	2,614,000	2,538,879
4.411%, 3M TSFR + 1.692%, 04/23/39 (a)	445,000	392,182
5.049%, SOFR + 1.210%, 07/23/30 (a)	745,000	740,573
5.330%, SOFR + 1.550%, 07/23/35 (a)	1,570,000	1,540,693
6.484%, SOFR + 1.770%, 10/24/29 (a)	840,000	880,132
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	565,866
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	757,586
4.041%, 3M TSFR + 1.808%, 03/13/28 (a)	432,000	422,897
Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings PLC
4.292%, 3M TSFR + 1.609%, 09/12/26 (a)	300,000	$298,651
5.286%, SOFR + 1.290%, 11/19/30 (a)	525,000	521,515
6.332%, SOFR + 2.650%, 03/09/44 (a)	370,000	390,874
6.500%, 09/15/37	930,000	948,647
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (a)	450,000	450,355
ING Groep NV
1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	273,942
6.083%, SOFR + 1.560%, 09/11/27 (a)	240,000	244,607
KBC Group NV
4.932%, 1Y H15 + 1.070%, 10/16/30 (144A) (a)	550,000	541,303
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (a)	170,000	160,758
Lloyds Banking Group PLC
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	688,719
4.582%, 12/10/25	400,000	398,109
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	730,000	736,137
5.679%, 1Y H15 + 1.750%, 01/05/35 (a)	795,000	791,702
Macquarie Bank Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	705,387
Macquarie Group Ltd.
5.033%, 01/15/30 (144A)	1,820,000	1,806,031
Mitsubishi UFJ Financial Group, Inc.
1.538%, 1Y H15 + 0.750%, 07/20/27 (a)	660,000	627,722
2.048%, 07/17/30	1,020,000	872,202
3.751%, 07/18/39	615,000	515,885
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	772,000	734,798
2.869%, 3M TSFR + 1.572%, 09/13/30 (a)	539,000	486,971
5.778%, 1Y H15 + 1.650%, 07/06/29 (a)	790,000	808,348
Morgan Stanley
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	278,000	268,093
4.300%, 01/27/45	400,000	329,710
4.431%, 3M TSFR + 1.890%, 01/23/30 (a)	1,157,000	1,126,060
4.457%, 3M TSFR + 1.693%, 04/22/39 (a)	850,000	760,880
5.042%, SOFR + 1.215%, 07/19/30 (a)	465,000	463,394
5.123%, SOFR + 1.730%, 02/01/29 (a)	380,000	381,044
5.164%, SOFR + 1.590%, 04/20/29 (a)	1,215,000	1,218,420
5.320%, SOFR + 1.555%, 07/19/35 (a) (e)	625,000	614,756
5.449%, SOFR + 1.630%, 07/20/29 (a)	275,000	278,072
5.466%, SOFR + 1.730%, 01/18/35 (a)	448,000	445,497
NatWest Group PLC
4.892%, 05/18/29	290,000	287,056
5.076%, 01/27/30 (e)	565,000	559,169
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	555,000	558,384
5.808%, 1Y H15 + 1.950%, 09/13/29 (a)	570,000	581,240
5.847%, 1Y H15 + 1.350%, 03/02/27 (a)	480,000	484,772
NatWest Markets PLC
5.410%, 05/17/29 (144A)	1,305,000	1,321,368
Nordea Bank Abp
5.375%, 09/22/27 (144A)	555,000	562,002
PNC Financial Services Group, Inc.
4.812%, SOFR + 1.259%, 10/21/32 (a) (e)	600,000	583,964
5.068%, SOFR + 1.933%, 01/24/34 (a)	964,000	939,139
See accompanying notes to financial statements.
BHFTI-260

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (a)	950,000	$930,437
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (a)	900,000	918,465
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	647,238
4.858%, SOFR + 1.554%, 09/11/30 (a)	550,000	534,753
6.534%, SOFR + 2.600%, 01/10/29 (a)	1,300,000	1,339,735
6.833%, SOFR + 2.749%, 11/21/26 (a)	871,000	883,583
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,497,773
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	685,203
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,394,758
4.250%, 04/14/25 (144A)	785,000	782,273
5.250%, 02/19/27 (144A)	705,000	705,349
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (a) (e)	1,108,000	1,105,941
Standard Chartered PLC
1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	1,073,000	1,033,464
5.005%, 1Y H15 + 1.150%, 10/15/30 (144A) (a)	355,000	348,591
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (a)	354,000	358,531
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (a)	1,865,000	1,868,214
Sumitomo Mitsui Financial Group, Inc.
3.010%, 10/19/26	212,000	205,818
3.040%, 07/16/29	1,020,000	936,659
5.520%, 01/13/28	960,000	975,253
5.710%, 01/13/30	960,000	983,690
Toronto-Dominion Bank
5.523%, 07/17/28	520,000	528,489
Truist Financial Corp.
5.711%, SOFR + 1.922%, 01/24/35 (a) (e)	480,000	483,673
6.047%, SOFR + 2.050%, 06/08/27 (a)	900,000	914,807
7.161%, SOFR + 2.446%, 10/30/29 (a) (e)	1,070,000	1,144,149
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a) (e)	810,000	778,350
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	355,712
3.869%, 01/12/29 (144A)	905,000	871,438
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (a)	258,000	259,659
5.617%, 1Y USD SOFR ICE Swap + 1.340%, 09/13/30 (144A) (a)	725,000	736,529
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	270,000	271,767
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	262,000	277,784
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	330,181
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	696,167
Wells Fargo & Co.
5.198%, SOFR + 1.500%, 01/23/30 (a) (e)	1,060,000	1,063,017
5.499%, SOFR + 1.780%, 01/23/35 (a) (e)	1,510,000	1,503,583
5.557%, SOFR + 1.990%, 07/25/34 (a)	425,000	424,433
5.574%, SOFR + 1.740%, 07/25/29 (a)	1,220,000	1,238,660
		118,049,119
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,103,000	1,046,215
Coca-Cola Femsa SAB de CV
1.850%, 09/01/32	515,000	404,351
Security Description	Principal Amount*	Value

Beverages—(Continued)
Coca-Cola Femsa SAB de CV
2.750%, 01/22/30	276,000	$247,153
Constellation Brands, Inc.
5.250%, 11/15/48	180,000	164,168
Molson Coors Beverage Co.
4.200%, 07/15/46	249,000	198,767
		2,060,654
Biotechnology — 0.3%
Amgen, Inc.
3.000%, 01/15/52	595,000	375,400
4.663%, 06/15/51	347,000	290,533
5.600%, 03/02/43	731,000	710,624
5.650%, 03/02/53	211,000	203,144
Baxalta, Inc.
5.250%, 06/23/45	27,000	24,853
Gilead Sciences, Inc.
2.600%, 10/01/40	945,000	653,416
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	1,000,000	832,273
Royalty Pharma PLC
2.150%, 09/02/31	447,000	366,372
		3,456,615
Building Materials — 0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	207,187
Martin Marietta Materials, Inc.
3.450%, 06/01/27	499,000	483,937
Masco Corp.
2.000%, 10/01/30	260,000	218,975
6.500%, 08/15/32	720,000	758,550
		1,668,649
Chemicals — 0.2%
Albemarle Corp.
5.450%, 12/01/44	350,000	312,357
DuPont de Nemours, Inc.
5.319%, 11/15/38	1,910,000	1,915,655
Nutrien Ltd.
4.125%, 03/15/35	620,000	548,811
		2,776,823
Commercial Services — 0.6%
Element Fleet Management Corp.
6.319%, 12/04/28 (144A)	610,000	635,749
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	500,000	563,948
Ford Foundation
2.815%, 06/01/70	275,000	154,526
Global Payments, Inc.
2.900%, 05/15/30	211,000	187,851
2.900%, 11/15/31 (e)	404,000	345,527
3.200%, 08/15/29 (e)	1,437,000	1,316,259
5.300%, 08/15/29	272,000	272,476
See accompanying notes to financial statements.
BHFTI-261

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Pepperdine University
3.301%, 12/01/59	450,000	$277,723
Quanta Services, Inc.
2.350%, 01/15/32	855,000	707,386
2.900%, 10/01/30 (e)	1,110,000	990,485
S&P Global, Inc.
2.900%, 03/01/32	581,000	506,937
University of Southern California
3.226%, 10/01/2120	440,000	252,723
Verisk Analytics, Inc.
5.750%, 04/01/33	635,000	652,638
		6,864,228
Computers — 0.3%
Accenture Capital, Inc.
4.250%, 10/04/31	585,000	562,144
4.500%, 10/04/34	400,000	380,127
Apple, Inc.
2.700%, 08/05/51	965,000	601,824
CGI, Inc.
2.300%, 09/14/31	1,184,000	980,451
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	1,040,000	999,621
Leidos, Inc.
2.300%, 02/15/31	365,000	306,513
		3,830,680
Cosmetics/Personal Care — 0.1%
Haleon U.S. Capital LLC
3.375%, 03/24/29	780,000	733,463
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	169,634
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	990,000	947,720
3.000%, 10/29/28	485,000	449,091
3.300%, 01/30/32	460,000	400,807
6.100%, 01/15/27	990,000	1,012,469
6.500%, 07/15/25	208,000	209,341
Avolon Holdings Funding Ltd.
2.125%, 02/21/26 (144A)	445,000	430,390
2.528%, 11/18/27 (144A)	5,211,000	4,832,167
3.250%, 02/15/27 (144A)	1,840,000	1,768,029
4.250%, 04/15/26 (144A)	885,000	874,344
4.375%, 05/01/26 (144A)	540,000	534,081
5.500%, 01/15/26 (144A)	1,140,000	1,143,221
5.750%, 03/01/29 (144A)	645,000	651,551
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	348,280
4.700%, 09/20/47	84,000	72,395
4.850%, 03/29/29	485,000	481,600
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (a)	324,000	306,156
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Capital One Financial Corp.
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	$608,703
4.200%, 10/29/25	200,000	198,691
4.985%, SOFR + 2.160%, 07/24/26 (a)	540,000	539,574
6.312%, SOFR + 2.640%, 06/08/29 (a)	570,000	588,581
LSEGA Financing PLC
2.000%, 04/06/28 (144A)	1,445,000	1,319,383
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	435,000	424,926
Mitsubishi HC Finance America LLC
5.807%, 09/12/28 (144A)	915,000	934,039
Nasdaq, Inc.
5.550%, 02/15/34	300,000	302,631
Nomura Holdings, Inc.
2.679%, 07/16/30	540,000	469,860
		19,848,030
Electric — 2.9%
AEP Transmission Co. LLC
3.150%, 09/15/49	225,000	148,261
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,474,426
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	341,764
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	250,000	240,749
Constellation Energy Generation LLC
5.750%, 10/01/41	1,260,000	1,229,700
5.800%, 03/01/33	790,000	807,228
6.250%, 10/01/39	160,000	166,878
Consumers Energy Co.
4.350%, 08/31/64	191,000	150,052
Delmarva Power & Light Co.
4.150%, 05/15/45	500,000	400,336
Dominion Energy, Inc.
2.850%, 08/15/26	183,000	177,644
DTE Electric Co.
5.700%, 10/01/37	300,000	305,167
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	600,000	637,241
Duke Energy Corp.
6.100%, 09/15/53	660,000	670,426
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	260,962
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	290,481
4.100%, 03/15/43	200,000	163,358
4.375%, 03/30/44	247,000	207,844
5.700%, 04/01/35	360,000	367,292
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	388,875
2.775%, 01/07/32 (144A) (e)	280,000	233,130
3.616%, 08/01/27 (144A)	1,050,000	1,011,626
Electricite de France SA
5.950%, 04/22/34 (144A) (e)	580,000	591,205
See accompanying notes to financial statements.
BHFTI-262

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Emera U.S. Finance LP
4.750%, 06/15/46	500,000	$414,033
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	442,906
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	168,072
Entergy Corp.
2.950%, 09/01/26	194,000	188,279
Entergy Louisiana LLC
2.900%, 03/15/51	390,000	239,750
3.050%, 06/01/31	195,000	173,727
Entergy Mississippi LLC
5.850%, 06/01/54	320,000	322,602
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	1,895,000	1,822,085
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	107,235
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,286,099
Fortis, Inc.
3.055%, 10/04/26	929,000	899,768
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	330,000	295,220
Jersey Central Power & Light Co.
5.100%, 01/15/35 (144A)	220,000	214,595
6.150%, 06/01/37	200,000	209,176
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	307,160
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/28 (144A)	340,000	330,012
Nevada Power Co.
5.375%, 09/15/40	223,000	214,979
6.650%, 04/01/36	360,000	386,083
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	207,298
New York State Electric & Gas Corp.
3.250%, 12/01/26 (144A)	434,000	420,594
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	594,151
Northern States Power Co.
6.500%, 03/01/28	628,000	655,819
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	560,000	543,764
2.450%, 12/02/27 (144A)	625,000	580,342
Ohio Power Co.
2.900%, 10/01/51	635,000	381,636
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	670,000	438,604
Pacific Gas & Electric Co.
3.750%, 08/15/42	245,000	183,765
4.300%, 03/15/45	420,000	335,146
5.800%, 05/15/34 (e)	1,168,000	1,194,305
5.900%, 10/01/54 (e)	55,000	54,245
6.400%, 06/15/33	755,000	795,826
6.750%, 01/15/53	40,000	43,581
Security Description	Principal Amount*	Value

Electric—(Continued)
PG&E Recovery Funding LLC
5.231%, 06/01/42	495,000	$490,834
5.529%, 06/01/51	590,000	585,469
5.536%, 07/15/49	630,000	627,167
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	465,000	436,275
5.099%, 06/01/54	675,000	637,042
5.212%, 12/01/49	360,000	344,767
Progress Energy, Inc.
7.000%, 10/30/31	200,000	221,254
Public Service Co. of Oklahoma
6.625%, 11/15/37	600,000	640,307
Puget Energy, Inc.
2.379%, 06/15/28	853,000	778,691
San Diego Gas & Electric Co.
2.950%, 08/15/51	635,000	408,228
SCE Recovery Funding LLC
4.697%, 06/15/42	599,654	576,655
Sigeco Securitization I LLC
5.026%, 11/15/38	567,611	556,979
Southern California Edison Co.
3.650%, 03/01/28	500,000	481,512
5.550%, 01/15/36	500,000	495,814
5.875%, 12/01/53	713,000	709,131
Southern Co.
5.200%, 06/15/33	712,000	703,848
Southern Power Co.
5.150%, 09/15/41	400,000	373,540
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	214,685
Tampa Electric Co.
4.450%, 06/15/49	500,000	411,805
Toledo Edison Co.
6.150%, 05/15/37	400,000	421,124
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	106,922
6.000%, 05/15/37	685,000	709,777
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A)	230,000	227,586
6.000%, 04/15/34 (144A)	90,000	91,202
		35,966,116
Electronics — 0.1%
Honeywell International, Inc.
5.250%, 03/01/54	690,000	646,172
Food — 0.4%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A)	200,000	192,913
Campbell's Co.
3.125%, 04/24/50	287,000	184,778
Conagra Brands, Inc.
5.300%, 11/01/38	205,000	192,605
J.M. Smucker Co.
6.200%, 11/15/33	325,000	342,685
See accompanying notes to financial statements.
BHFTI-263

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Food—(Continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	760,000	$674,328
6.750%, 03/15/34	845,000	893,388
Kellanova
5.250%, 03/01/33	747,000	746,250
Kroger Co.
5.000%, 09/15/34	270,000	261,498
5.500%, 09/15/54	210,000	197,793
8.000%, 09/15/29	610,000	682,492
Tyson Foods, Inc.
5.700%, 03/15/34	520,000	527,013
		4,895,743
Gas — 0.5%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A)	687,000	675,925
5.125%, 09/16/34 (144A)	1,041,000	991,189
Atmos Energy Corp.
4.150%, 01/15/43	460,000	381,441
Brooklyn Union Gas Co.
4.273%, 03/15/48 (144A)	500,000	383,254
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	332,629
NiSource, Inc.
1.700%, 02/15/31	570,000	466,075
2.950%, 09/01/29	465,000	425,630
Southern California Gas Co.
2.550%, 02/01/30	829,000	743,160
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	164,082
4.400%, 06/01/43	375,000	315,641
6.000%, 10/01/34	1,000,000	1,015,400
Southwest Gas Corp.
3.800%, 09/29/46	332,000	244,800
		6,139,226
Healthcare-Products — 0.1%
Solventum Corp.
5.600%, 03/23/34 (144A) (e)	821,000	816,964
Healthcare-Services — 0.9%
Aetna, Inc.
6.625%, 06/15/36	297,000	312,791
Bon Secours Mercy Health, Inc.
3.205%, 06/01/50	625,000	414,867
Children's Hospital
2.928%, 07/15/50	540,000	338,789
Children's Hospital Corp.
2.585%, 02/01/50	430,000	258,956
Cigna Group
4.800%, 07/15/46	156,000	133,296
CommonSpirit Health
1.547%, 10/01/25	435,000	424,676
2.782%, 10/01/30	430,000	380,630
3.910%, 10/01/50	425,000	312,784
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	$348,907
Elevance Health, Inc.
4.650%, 08/15/44	324,000	277,861
Hackensack Meridian Health, Inc.
2.675%, 09/01/41	1,180,000	816,504
2.875%, 09/01/50	700,000	439,214
Hartford HealthCare Corp.
3.447%, 07/01/54	1,100,000	764,146
HCA, Inc.
3.500%, 07/15/51	397,000	256,764
5.125%, 06/15/39	565,000	514,865
5.450%, 09/15/34	515,000	501,966
5.500%, 06/15/47	445,000	404,057
5.950%, 09/15/54	300,000	285,322
6.100%, 04/01/64	640,000	610,601
Memorial Health Services
3.447%, 11/01/49	995,000	707,069
MyMichigan Health
3.409%, 06/01/50	245,000	170,448
Nationwide Children's Hospital, Inc.
4.556%, 11/01/52 (e)	181,000	158,159
NYU Langone Hospitals
3.380%, 07/01/55	410,000	274,379
Piedmont Healthcare, Inc.
2.864%, 01/01/52	620,000	382,090
Texas Health Resources
2.328%, 11/15/50	340,000	192,260
4.330%, 11/15/55	250,000	204,243
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	594,136
5.875%, 02/15/53	405,000	406,078
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	580,000	333,486
		11,219,344
Insurance — 0.8%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	500,000	539,485
Aon North America, Inc.
5.450%, 03/01/34	1,000,000	998,257
Athene Global Funding
1.450%, 01/08/26 (144A)	420,000	405,705
2.950%, 11/12/26 (144A)	2,125,000	2,050,407
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	469,358
4.300%, 05/15/43	831,000	719,053
Corebridge Financial, Inc.
3.850%, 04/05/29	390,000	372,414
F&G Annuities & Life, Inc.
6.500%, 06/04/29	330,000	336,917
F&G Global Funding
1.750%, 06/30/26 (144A)	585,000	556,688
5.875%, 06/10/27 (144A)	600,000	608,059
Guardian Life Insurance Co. of America
4.850%, 01/24/77 (144A) †	156,000	129,484
See accompanying notes to financial statements.
BHFTI-264

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Hartford Financial Services Group, Inc.
4.300%, 04/15/43	400,000	$337,277
High Street Funding Trust I
4.111%, 02/15/28 (144A)	503,000	483,613
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	800,000	808,166
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	625,000	482,979
Northwestern Mutual Global Funding
1.700%, 06/01/28 (144A) (e)	620,000	558,266
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A) †	200,000	157,152
		10,013,280
Internet — 0.2%
Amazon.com, Inc.
3.950%, 04/13/52 (e)	1,270,000	1,001,438
Meta Platforms, Inc.
5.400%, 08/15/54	365,000	353,454
5.600%, 05/15/53	835,000	834,793
Uber Technologies, Inc.
4.800%, 09/15/34 (e)	370,000	354,115
		2,543,800
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.650%, 10/15/27	630,000	579,536
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	775,000	526,626
3.700%, 04/01/51 (e)	840,000	524,714
4.800%, 03/01/50	935,000	702,332
6.834%, 10/23/55	400,000	389,166
Comcast Corp.
2.887%, 11/01/51	1,131,000	680,237
2.937%, 11/01/56	663,000	386,156
2.987%, 11/01/63	42,000	23,704
3.900%, 03/01/38	591,000	496,873
4.200%, 08/15/34	556,000	508,798
Cox Communications, Inc.
2.950%, 10/01/50 (144A)	630,000	365,725
TCI Communications, Inc.
7.125%, 02/15/28	801,000	854,872
Time Warner Cable LLC
5.500%, 09/01/41	1,000,000	848,597
		6,307,800
Mining — 0.3%
Barrick Gold Corp.
6.450%, 10/15/35	300,000	321,759
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (144A)	528,000	537,955
Glencore Funding LLC
2.500%, 09/01/30 (144A)	2,270,000	1,967,826
Security Description	Principal Amount*	Value

Mining—(Continued)
Glencore Funding LLC
5.634%, 04/04/34 (144A) (e)	610,000	$607,290
		3,434,830
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.450%, 11/21/44	333,000	284,822
Oil & Gas — 0.9%
Aker BP ASA
5.125%, 10/01/34 (144A)	330,000	309,940
5.800%, 10/01/54 (144A)	185,000	167,566
BP Capital Markets America, Inc.
2.939%, 06/04/51	1,260,000	780,060
ConocoPhillips Co.
5.500%, 01/15/55	760,000	722,684
Coterra Energy, Inc.
3.900%, 05/15/27	710,000	694,038
5.400%, 02/15/35	590,000	572,118
Devon Energy Corp.
5.750%, 09/15/54 (e)	685,000	621,430
EQT Corp.
3.900%, 10/01/27 (e)	200,000	194,478
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	521,845
HF Sinclair Corp.
5.875%, 04/01/26	409,000	412,053
Jonah Energy LLC
7.800%, 11/10/37	1,467,098	1,445,238
Occidental Petroleum Corp.
5.200%, 08/01/29 (e)	275,000	272,842
5.375%, 01/01/32 (e)	265,000	259,475
Phillips 66 Co.
3.150%, 12/15/29	330,000	302,798
4.900%, 10/01/46	560,000	481,542
Pioneer Natural Resources Co.
1.900%, 08/15/30	800,000	681,634
Suncor Energy, Inc.
5.950%, 12/01/34 (e)	668,000	690,011
7.875%, 06/15/26	544,000	566,664
TotalEnergies Capital International SA
2.986%, 06/29/41	900,000	645,494
3.127%, 05/29/50	870,000	569,945
3.461%, 07/12/49	660,000	463,818
Valero Energy Corp.
7.500%, 04/15/32	126,000	141,418
		11,517,091
Oil & Gas Services — 0.0%
Halliburton Co.
4.750%, 08/01/43	215,000	187,312
4.850%, 11/15/35	270,000	256,553
		443,865
See accompanying notes to financial statements.
BHFTI-265

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	894,000	$851,778
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.050%, 11/21/39	1,682,000	1,436,982
4.400%, 11/06/42	600,000	519,309
4.450%, 05/14/46	220,000	187,009
5.050%, 03/15/34	1,115,000	1,101,599
AstraZeneca PLC
6.450%, 09/15/37	350,000	383,780
Becton Dickinson & Co.
3.794%, 05/20/50 (e)	103,000	76,026
Bristol-Myers Squibb Co.
3.700%, 03/15/52 (e)	380,000	276,688
4.125%, 06/15/39	527,000	454,898
4.550%, 02/20/48	427,000	362,707
5.550%, 02/22/54 (e)	61,000	59,175
5.650%, 02/22/64	555,000	534,121
Cencora, Inc.
5.150%, 02/15/35	1,110,000	1,082,100
CVS Health Corp.
4.300%, 03/25/28 (e)	179,000	173,434
5.050%, 03/25/48	2,065,000	1,702,687
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	566,936	525,590
5.773%, 01/10/33 (144A)	509,583	507,567
8.353%, 07/10/31 (144A)	98,658	106,209
Pfizer Investment Enterprises Pte. Ltd.
5.300%, 05/19/53	1,265,000	1,184,448
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	945,000	684,972
3.175%, 07/09/50	927,000	600,521
5.650%, 07/05/44	228,000	224,066
Zoetis, Inc.
2.000%, 05/15/30	590,000	507,723
		12,691,611
Pipelines — 0.8%
Boardwalk Pipelines LP
3.400%, 02/15/31	630,000	562,830
Cameron LNG LLC
3.701%, 01/15/39 (144A)	769,000	619,834
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	252,000	245,883
Enbridge, Inc.
5.625%, 04/05/34	705,000	709,152
5.700%, 03/08/33	680,000	687,064
Energy Transfer LP
4.150%, 09/15/29	443,000	425,163
4.950%, 01/15/43	394,000	339,123
5.300%, 04/01/44	200,000	178,884
6.000%, 06/15/48	270,000	260,796
6.100%, 02/15/42	500,000	492,441
Enterprise Products Operating LLC
4.950%, 10/15/54	179,000	156,349
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enterprise Products Operating LLC
5.100%, 02/15/45	200,000	$184,230
Flex Intermediate Holdco LLC
4.317%, 12/30/39 (144A)	425,000	326,180
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	719,792	568,627
Kinder Morgan, Inc.
5.000%, 02/01/29	688,000	685,663
5.050%, 02/15/46	250,000	217,042
MPLX LP
5.500%, 06/01/34	960,000	946,148
ONEOK Partners LP
6.650%, 10/01/36	950,000	1,009,176
ONEOK, Inc.
4.750%, 10/15/31	680,000	657,770
5.700%, 11/01/54 (e)	600,000	564,183
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	195,000	194,350
5.026%, 10/01/29 (144A)	225,000	221,085
		10,251,973
Real Estate — 0.1%
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	632,000	615,351
Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	410,000	315,854
2.000%, 05/18/32	710,000	565,948
3.800%, 04/15/26	175,000	172,773
4.000%, 02/01/50	566,000	420,101
American Tower Corp.
1.500%, 01/31/28	965,000	870,827
1.875%, 10/15/30	845,000	708,089
2.100%, 06/15/30	470,000	402,761
2.950%, 01/15/51 (e)	255,000	157,679
3.100%, 06/15/50	390,000	250,159
3.375%, 10/15/26	287,000	280,333
3.700%, 10/15/49	665,000	481,530
Brixmor Operating Partnership LP
2.250%, 04/01/28	600,000	548,262
2.500%, 08/16/31 (e)	325,000	272,701
COPT Defense Properties LP
2.750%, 04/15/31	1,153,000	984,256
DOC Dr. LLC
2.625%, 11/01/31	405,000	342,268
Equinix, Inc.
2.900%, 11/18/26	875,000	844,537
Essex Portfolio LP
2.650%, 03/15/32	565,000	475,740
Extra Space Storage LP
2.400%, 10/15/31	390,000	324,055
5.900%, 01/15/31	650,000	670,491
Goodman U.S. Finance Six LLC
5.125%, 10/07/34 (144A)	270,000	260,445
See accompanying notes to financial statements.
BHFTI-266

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	387,000	$368,888
Healthcare Realty Holdings LP
2.000%, 03/15/31	470,000	384,251
Healthpeak OP LLC
3.500%, 07/15/29	600,000	561,394
Mid-America Apartments LP
1.700%, 02/15/31	470,000	386,979
NNN REIT, Inc.
3.600%, 12/15/26	453,000	443,404
Prologis LP
2.250%, 04/15/30	200,000	174,953
Public Storage Operating Co.
2.250%, 11/09/31	411,000	343,787
Regency Centers LP
2.950%, 09/15/29	560,000	513,334
Sabra Health Care LP
3.200%, 12/01/31	660,000	566,251
Safehold GL Holdings LLC
2.800%, 06/15/31	2,220,000	1,895,451
UDR, Inc.
2.100%, 08/01/32	470,000	373,151
2.950%, 09/01/26	233,000	225,918
3.000%, 08/15/31	95,000	83,426
3.200%, 01/15/30	625,000	572,070
Ventas Realty LP
3.500%, 02/01/25 (e)	197,000	196,656
3.850%, 04/01/27	369,000	360,347
Welltower OP LLC
3.100%, 01/15/30	445,000	405,170
6.500%, 03/15/41	225,000	240,627
WP Carey, Inc.
2.250%, 04/01/33	845,000	665,706
4.250%, 10/01/26	285,000	281,778
		18,392,350
Retail — 0.1%
AutoZone, Inc.
1.650%, 01/15/31	530,000	435,868
Home Depot, Inc.
3.625%, 04/15/52	705,000	511,585
McDonald's Corp.
4.450%, 03/01/47	180,000	151,073
4.700%, 12/09/35	84,000	80,090
6.300%, 10/15/37	152,000	163,438
		1,342,054
Savings & Loans — 0.1%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a)	1,450,000	1,387,279
Semiconductors — 0.8%
Analog Devices, Inc.
2.800%, 10/01/41	722,000	510,866
Broadcom, Inc.
1.950%, 02/15/28 (144A)	1,800,000	1,647,904
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,685,000	$1,376,092
3.187%, 11/15/36 (144A)	465,000	374,576
5.050%, 07/12/29	1,400,000	1,405,320
Intel Corp.
3.050%, 08/12/51	205,000	116,928
3.250%, 11/15/49	205,000	122,378
3.734%, 12/08/47	255,000	168,172
5.700%, 02/10/53	600,000	530,632
KLA Corp.
3.300%, 03/01/50	610,000	421,316
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	1,085,000	924,950
3.250%, 05/11/41	1,115,000	814,775
QUALCOMM, Inc.
4.500%, 05/20/52	460,000	385,577
Texas Instruments, Inc.
5.050%, 05/18/63	681,000	613,646
		9,413,132
Software — 0.4%
Cadence Design Systems, Inc.
4.700%, 09/10/34 (e)	953,000	913,671
Fiserv, Inc.
4.400%, 07/01/49	295,000	240,846
Oracle Corp.
2.300%, 03/25/28	630,000	582,427
3.600%, 04/01/50	580,000	406,353
3.800%, 11/15/37	900,000	751,357
3.850%, 07/15/36	124,000	106,236
3.900%, 05/15/35	106,000	92,872
4.300%, 07/08/34	103,000	94,684
4.900%, 02/06/33	820,000	798,376
Roper Technologies, Inc.
4.750%, 02/15/32	380,000	370,366
VMware LLC
4.650%, 05/15/27	425,000	423,203
		4,780,391
Telecommunications — 0.6%
AT&T, Inc.
2.750%, 06/01/31	620,000	539,320
3.550%, 09/15/55	396,000	266,344
3.650%, 06/01/51	2,795,000	1,973,904
NBN Co. Ltd.
2.625%, 05/05/31 (144A)	1,600,000	1,382,696
Sprint Capital Corp.
6.875%, 11/15/28 (e)	362,000	384,257
T-Mobile USA, Inc.
3.600%, 11/15/60	385,000	254,074
5.050%, 07/15/33	905,000	886,163
5.150%, 04/15/34 (e)	496,000	487,989
Verizon Communications, Inc.
2.650%, 11/20/40	779,000	532,635
4.780%, 02/15/35 (144A)	346,000	329,368
See accompanying notes to financial statements.
BHFTI-267

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Vodafone Group PLC
5.625%, 02/10/53	275,000	$261,354
6.150%, 02/27/37	178,000	186,888
		7,484,992
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	233,000	168,362
Canadian Pacific Railway Co.
4.700%, 05/01/48	597,000	517,915
CSX Corp.
4.750%, 11/15/48	404,000	355,624
6.000%, 10/01/36	300,000	314,999
Norfolk Southern Corp.
3.942%, 11/01/47	219,000	168,362
Union Pacific Corp.
4.100%, 09/15/67	200,000	145,233
		1,670,495
Water — 0.1%
American Water Capital Corp.
2.800%, 05/01/30	750,000	673,436
Total Corporate Bonds & Notes (Cost $378,865,564)		346,453,091

Asset-Backed Securities—13.0%
Asset-Backed - Automobile — 4.6%
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	1,608,000	1,630,304
Bridgecrest Lending Auto Securitization Trust
5.650%, 04/16/29	1,441,000	1,456,937
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	1,805,000	1,824,733
6.160%, 09/10/29 (144A)	1,430,000	1,476,451
Credit Acceptance Auto Loan Trust
5.390%, 01/16/35 (144A)	2,720,000	2,676,794
6.130%, 12/15/33 (144A)	2,370,000	2,405,987
6.390%, 08/15/33 (144A)	1,600,000	1,628,176
6.710%, 07/17/34 (144A)	2,370,000	2,427,207
8.450%, 02/15/33 (144A)	2,600,000	2,689,196
Drive Auto Receivables Trust
1.450%, 01/16/29	865,489	857,662
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	2,391,000	2,410,558
Exeter Automobile Receivables Trust
5.920%, 02/15/30	2,540,000	2,562,107
5.980%, 12/15/28	2,800,000	2,830,324
6.210%, 06/15/28	1,600,000	1,620,141
FHF Issuer Trust
5.690%, 02/15/30 (144A)	2,591,587	2,616,185
Flagship Credit Auto Trust
1.960%, 12/15/27 (144A)	3,650,000	3,557,118
2.180%, 02/16/27 (144A)	650,000	640,620
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
GLS Auto Receivables Issuer Trust
1.420%, 04/15/27 (144A)	1,591,904	$1,566,851
1.480%, 07/15/27 (144A)	4,400,000	4,306,839
1.680%, 01/15/27 (144A)	404,759	401,509
6.010%, 05/15/29 (144A)	1,251,000	1,269,546
OneMain Direct Auto Receivables Trust
7.070%, 02/14/33 (144A)	1,838,000	1,894,518
Santander Drive Auto Receivables Trust
5.690%, 02/18/31	3,400,000	3,443,666
5.970%, 10/15/31	3,040,000	3,090,834
SBNA Auto Lease Trust
5.550%, 12/20/28 (144A)	1,469,000	1,492,012
Westlake Automobile Receivables Trust
5.740%, 08/15/28 (144A)	2,105,000	2,123,056
6.640%, 11/15/28 (144A)	1,620,000	1,658,609
		56,557,940
Asset-Backed - Credit Card — 0.2%
Mercury Financial Credit Card Master Trust
6.560%, 07/20/29 (144A)	2,455,000	2,484,404
Asset-Backed - Other — 8.2%
Accelerated Assets LLC
1.900%, 10/20/40 (144A)	686,290	629,804
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,015,099	1,010,202
5.036%, 10/17/52 (144A)	1,900,000	1,892,429
5.639%, 04/17/52 (144A)	500,000	499,183
AMSR Trust
1.355%, 11/17/37 (144A)	1,865,331	1,820,849
2.327%, 10/17/38 (144A)	1,694,000	1,599,615
4.387%, 03/17/39 (144A)	3,000,000	2,881,997
Bastion Funding I LLC
7.119%, 04/25/38 (144A)	1,271,061	1,267,402
BG Beta I Ltd.
6.280%, 07/16/54	1,592,000	1,587,870
Bridge Trust
4.450%, 11/17/37 (144A)	2,257,000	2,228,050
BXG Receivables Note Trust
6.310%, 11/15/38 (144A)	1,598,130	1,612,239
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	588,000	546,567
CFIN Issuer LLC
4.725%, 02/16/26 (144A) (f)	693,065	687,174
COOF Securitization Trust Ltd.
3.126%, 06/25/40 (144A) (a) (b)	209,037	13,307
CoreVest American Finance Ltd.
2.705%, 10/15/52 (144A)	202,893	200,232
DataBank Issuer LLC
2.060%, 02/27/51 (144A)	1,950,000	1,876,953
Diversified ABS Phase VI LLC
7.500%, 11/28/39	1,170,590	1,148,583
Diversified ABS Phase VIII LLC
7.076%, 05/30/44 (144A)	2,634,882	2,648,789
DP Lion Holdco LLC
8.243%, 11/30/43	974,487	994,159
See accompanying notes to financial statements.
BHFTI-268

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	3,700,000	$3,608,030
5.197%, 05/19/39 (144A)	1,320,000	1,294,343
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (a)	3,300,000	3,042,059
3.850%, 10/25/26 (144A) (a)	2,680,000	2,481,408
4.450%, 01/25/26 (144A) (a)	3,100,000	2,972,354
6.500%, 03/26/27 (144A) (a)	3,375,000	3,352,971
Foundation Finance Trust
9.100%, 06/15/49 (144A)	2,000,000	2,109,029
FW Energy Asset Issuer LLC
7.510%, 08/25/44	1,958,087	1,948,680
8.500%, 08/25/44	619,437	615,367
Goodgreen Trust
2.760%, 04/15/55 (144A)	836,212	695,080
3.260%, 10/15/53 (144A)	910,511	814,249
3.740%, 10/15/52 (144A)	188,423	169,725
5.000%, 10/20/51	125,968	121,593
5.900%, 01/17/61 (144A)	1,721,491	1,664,176
Grene Energy Senior
11.000%, 01/17/61	104,545	88,132
HERO Funding Trust
3.080%, 09/20/42 (144A)	150,669	134,573
3.950%, 09/20/48 (144A)	593,828	526,079
4.460%, 09/20/47 (144A)	494,439	447,852
Invitation Homes Trust
4.250%, 09/17/41 (144A)	1,845,000	1,674,355
Jonah Energy ABS I LLC
7.200%, 12/10/37 (144A)	1,054,835	1,057,499
KGS-Alpha SBA COOF Trust
0.567%, 05/25/39 (144A) (a) (b)	879,028	9,688
1.150%, 08/25/38 (144A) (a) (b)	615,496	10,046
1.766%, 03/25/39 (144A) (a) (b)	616,429	18,206
2.893%, 04/25/40 (144A) (a) (b)	118,562	7,351
Lendmark Funding Trust
5.600%, 05/20/33 (144A)	2,055,000	2,059,510
6.160%, 05/20/33 (144A)	1,065,000	1,066,361
LFT CRE Ltd.
6.462%, 1M TSFR + 2.064%, 06/15/39 (144A) (a)	3,280,000	3,195,891
MNR ABS Issuer I LLC
8.946%, 12/15/38	1,164,955	1,178,093
NRZ Excess Spread-Collateralized Notes
3.104%, 07/25/26 (144A)	1,752,715	1,690,526
3.228%, 05/25/26 (144A)	1,080,579	1,047,456
3.474%, 11/25/26 (144A)	830,701	793,688
3.844%, 12/25/25 (144A)	833,412	819,610
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	1,896,645	1,894,007
PNMAC GMSR Issuer Trust
8.819%, SOFR30A + 4.250%, 05/25/27 (144A) (a)	2,650,000	2,685,298
PRET LLC
5.487%, 10/25/51 (144A) (a)	3,348,504	3,346,729
Progress Residential Trust
2.409%, 05/17/38 (144A)	1,960,000	1,884,286
2.425%, 07/17/38 (144A)	2,535,000	2,426,074
3.325%, 07/17/41 (144A)	1,229,000	1,106,127
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Progress Residential Trust
3.930%, 02/17/41 (144A)	3,150,000	$2,856,710
5.200%, 04/17/39 (144A)	2,435,000	2,360,789
Regional Management Issuance Trust
3.040%, 03/17/31 (144A)	3,409,000	3,312,331
Renew Financial
3.670%, 09/20/52 (144A)	248,161	225,796
RT Financial LLC
7.851%, 10/15/43	1,446,700	1,456,912
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	1,290,000	1,308,863
6.770%, 08/22/33 (144A)	2,385,000	2,487,167
Sierra Timeshare Receivables Funding LLC
1.330%, 07/20/37 (144A)	283,758	279,960
VM Debt Trust
7.460%, 07/18/27	3,999,007	3,811,054
VOLT C LLC
4.992%, 05/25/51 (144A) (f)	597,942	595,672
VOLT CI LLC
4.992%, 05/25/51 (144A) (f)	637,936	637,483
VOLT XCII LLC
4.893%, 02/27/51 (144A) (f)	175,087	174,959
VOLT XCIII LLC
4.893%, 02/27/51 (144A) (f)	897,927	897,271
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (f)	787,203	786,230
VOLT XCV LLC
5.240%, 03/27/51 (144A) (f)	320,905	320,606
VOLT XCVII LLC
5.240%, 04/25/51 (144A) (f)	794,220	794,800
		101,508,508
Asset-Backed - Student Loan — 0.0%
Academic Loan Funding Trust
5.483%, SOFR30A + 0.914%, 12/26/44 (144A) (a)	322,024	314,688
Total Asset-Backed Securities (Cost $162,122,423)		160,865,540

Mortgage-Backed Securities—3.2%
Collateralized Mortgage Obligations — 1.3%
Global Mortgage Securitization Ltd.
4.773%, 1M TSFR + 0.434%, 11/25/32 (144A) (a)	50,057	49,025
HarborView Mortgage Loan Trust
5.885%, 05/19/34 (a)	240,081	227,430
Impac CMB Trust
5.193%, 1M TSFR + 0.854%, 11/25/34 (a)	361,359	355,606
JP Morgan Mortgage Trust
7.293%, 08/25/34 (a)	28,191	28,352
Merrill Lynch Mortgage Investors Trust
4.913%, 1M TSFR + 0.574%, 04/25/29 (a)	72,661	66,817
4.953%, 1M TSFR + 0.614%, 05/25/29 (a)	122,106	118,108
5.073%, 1M TSFR + 0.734%, 10/25/28 (a)	84,440	79,972
5.093%, 1M TSFR + 0.754%, 10/25/28 (a)	91,854	86,532
5.542%, 6M TSFR + 1.108%, 01/25/29 (a)	84,092	81,689
See accompanying notes to financial statements.
BHFTI-269

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust
5.443%, 09/25/39 (144A) (f)	1,900,000	$1,874,214
6.664%, 03/25/39 (144A) (f)	2,450,000	2,476,339
PRET Trust
4.075%, 06/25/64 (144A) (a)	2,088,317	1,950,927
PRPM LLC
4.000%, 11/25/53 (144A) (f)	736,618	719,356
Sequoia Mortgage Trust
5.085%, 1M TSFR + 0.714%, 12/20/34 (a)	207,901	187,415
5.125%, 1M TSFR + 0.754%, 01/20/34 (a)	113,693	108,481
5.145%, 1M TSFR + 0.774%, 07/20/33 (a)	207,653	191,659
5.165%, 1M TSFR + 0.794%, 10/20/34 (a)	279,934	253,751
5.245%, 1M TSFR + 0.874%, 04/20/33 (a)	135,233	127,020
Structured Asset Mortgage Investments II Trust
5.181%, 1M TSFR + 0.814%, 01/19/34 (a)	345,724	325,559
5.181%, 1M TSFR + 0.814%, 03/19/34 (a)	296,614	276,676
Structured Asset Mortgage Investments Trust
5.381%, 1M TSFR + 1.014%, 05/19/33 (a)	189,018	180,063
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.146%, 11/25/33 (a)	76,951	76,049
Thornburg Mortgage Securities Trust
5.093%, 1M TSFR + 0.754%, 09/25/43 (a)	152,236	144,529
5.465%, 04/25/45 (a)	350,472	337,210
5.682%, 12/25/44 (a)	201,413	190,904
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (a)	4,118,583	3,466,537
VM Master Issuer LLC
6.163%, 05/24/25 (144A) (f)	2,194,664	2,113,102
		16,093,322
Commercial Mortgage-Backed Securities — 1.9%
Anchor Mortgage Trust
8.230%, 03/25/31 (a)	2,000,000	2,037,033
BAMLL Commercial Mortgage Securities Trust
4.214%, 08/15/46 (144A) (a)	1,200,000	734,333
COMM Mortgage Trust
0.944%, 07/10/45 (144A) (a) (b)	27,265,711	53,904
3.815%, 04/10/33 (144A) (a)	1,450,000	1,367,251
CSMC Trust
4.373%, 09/15/37 (144A)	1,000,000	745,575
Independence Plaza Trust
3.763%, 07/10/35 (144A)	2,935,000	2,868,968
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	697,866
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,997,000	1,472,788
ROCK Trust
5.388%, 11/13/41 (144A)	1,000,000	997,212
RR Trust
Zero Coupon, 04/26/48 (144A) (c)	8,830,000	8,658,632
SLG Office Trust
2.585%, 07/15/41 (144A)	3,090,000	2,595,012
Wells Fargo Commercial Mortgage Trust
5.663%, 1M TSFR + 1.264%, 02/15/40 (144A) (a)	973,497	973,670
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WFRBS Commercial Mortgage Trust
4.063%, 03/15/45 (144A) (a)	300,000	$249,840
		23,452,084
Total Mortgage-Backed Securities (Cost $39,908,529)		39,545,406

Foreign Government—0.3%
Sovereign — 0.3%
Chile Government International Bonds
2.550%, 01/27/32	394,000	329,621
Mexico Government International Bonds
2.659%, 05/24/31	848,000	688,015
3.500%, 02/12/34	577,000	459,012
3.771%, 05/24/61	625,000	353,716
4.350%, 01/15/47 (e)	228,000	158,964
4.600%, 01/23/46	959,000	693,156
4.600%, 02/10/48	200,000	143,208
5.750%, 10/12/2110 (e)	500,000	382,675
Saudi Government International Bonds
2.250%, 02/02/33 (144A)	490,000	389,285
Total Foreign Government (Cost $4,949,607)		3,597,652

Municipals—0.1%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $720,000)	720,000	709,046

Short-Term Investments—0.1%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $1,190,900; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $1,214,512	1,190,685	1,190,685
Total Short-Term Investments (Cost $1,190,685)		1,190,685

Securities Lending Reinvestments (g)—0.5%
Repurchase Agreements—0.3%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $80,341; collateralized by various Common Stock with an aggregate market value of $89,438	80,321	80,321
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $1,000,248; collateralized by various Common Stock with an aggregate market value of $1,113,508	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTI-270

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $1,473,367; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $1,502,467	1,473,007	$1,473,007
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $100,025; collateralized by various Common Stock with an aggregate market value of $111,544	100,000	100,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $750,185; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $765,001	750,000	750,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $300,074; collateralized by various Common Stock with an aggregate market value of $330,081	300,000	300,000
		3,703,328

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (h)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (h)	500,000	500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (h)	500,000	500,000
		3,000,000
Total Securities Lending Reinvestments (Cost $6,703,328)		6,703,328
Total Investments—99.6% (Cost $1,351,871,254)		1,228,172,471
Other assets and liabilities (net)—0.4%		4,644,002
Net Assets—100.0%		$1,232,816,473

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was
$286,636, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)	Principal only security.
(d)	Principal amount of security is adjusted for inflation.
(e)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $31,621,204 and the collateral received consisted of cash in the amount of $6,703,328 and non-cash collateral with a value of $25,973,915. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(h)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$267,610,566, which is 21.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Guardian Life Insurance Co. of America, 4.850%, 01/24/77	01/17/17	USD	156,000	$154,535	$129,484
Pacific Life Insurance Co., 4.300%, 10/24/67	10/17/17	USD	200,000	199,840	157,152
					$286,636
See accompanying notes to financial statements.
BHFTI-271

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$178,668,714	$137,241,203	$226 ,436,991	$150,925,034
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2024 were as follows:
Purchases	Sales
$31,931,487	$33,325,652
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(6,684,308)	$—	$—	$—	$(6,684,308)
Foreign Government	(19,020)	—	—	—	(19,020)
Total Borrowings	$(6,703,328)	$—	$—	$—	$(6,703,328)
Gross amount of recognized liabilities for securities lending transactions					$(6,703,328)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$669,107,723	$—	$669,107,723
Total Corporate Bonds & Notes*	—	346,453,091	—	346,453,091
Total Asset-Backed Securities*	—	160,865,540	—	160,865,540
Total Mortgage-Backed Securities*	—	39,545,406	—	39,545,406
Total Foreign Government*	—	3,597,652	—	3,597,652
Total Municipals*	—	709,046	—	709,046
Total Short-Term Investments*	—	1,190,685	—	1,190,685
Securities Lending Reinvestments
Repurchase Agreements	—	3,703,328	—	3,703,328
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	3,703,328	—	6,703,328
Total Investments	$3,000,000	$1,225,172,471	$—	$1,228,172,471
Collateral for Securities Loaned (Liability)	$—	$(6,703,328)	$—	$(6,703,328)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
During the year ended December 31, 2024, transfers out of Level 3 in the amount of $6,809,063 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable inputs.
See accompanying notes to financial statements.
BHFTI-272

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,356,774,085
Gross unrealized appreciation	12,175,499
Gross unrealized (depreciation)	(140,777,115)
Net unrealized appreciation (depreciation)	$(128,601,616)
See accompanying notes to financial statements.
BHFTI-273

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,228,172,471
Cash	4,271,517
Receivable for:
Fund shares sold	87,922
Principal paydowns	729
Interest	8,483,365
Prepaid expenses	4,664
Total Assets	1,241,020,668
Liabilities
Collateral for securities loaned	6,703,328
Payable for:
Fund shares redeemed	552,742
Accrued Expenses:
Management fees	433,148
Distribution and service fees	100,738
Deferred trustees’ fees	221,249
Other expenses	192,990
Total Liabilities	8,204,195
Net Assets	$1,232,816,473
Net Assets Consist of:
Paid in surplus	$1,432,680,460
Distributable earnings (Accumulated losses)	(199,863,987)
Net Assets	$1,232,816,473
Net Assets
Class A	$760,093,668
Class B	472,722,805
Capital Shares Outstanding*
Class A	84,850,717
Class B	52,863,154
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.96
Class B	8.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,351,871,254.
(b)	Includes securities loaned at value of $31,621,204.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Interest (a)	$54,369,044
Securities lending income	50,324
Total investment income	54,419,368
Expenses
Management fees	7,305,421
Administration fees	69,692
Custodian and accounting fees	126,552
Distribution and service fees—Class B	1,170,251
Audit and tax services	99,846
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	46,791
Insurance	11,647
Miscellaneous	24,110
Total expenses	8,974,114
Less management fee waiver	(1,859,562)
Net expenses	7,114,552
Net Investment Income	47,304,816
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(15,831,115)
Net change in unrealized appreciation (depreciation) on investments	(589,896)
Net realized and unrealized gain (loss)	(16,421,011)
Net Increase (Decrease) in Net Assets From Operations	$30,883,805

(a)	Net of foreign withholding taxes of $708.
See accompanying notes to financial statements.
BHFTI-274

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$47,304,816	$41,115,726
Net realized gain (loss)	(15,831,115)	(15,153,930)
Net change in unrealized appreciation (depreciation)	(589,896)	47,862,391
Increase (decrease) in net assets from operations	30,883,805	73,824,187
From Distributions to Shareholders
Class A	(30,122,610)	(27,408,675)
Class B	(15,009,594)	(12,159,754)
Total distributions	(45,132,204)	(39,568,429)
Increase (decrease) in net assets from capital share transactions	(83,137,580)	(21,799,834)
Total increase (decrease) in net assets	(97,385,979)	12,455,924
Net Assets
Beginning of period	1,330,202,452	1,317,746,528
End of period	$1,232,816,473	$1,330,202,452

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	2,338,787	$21,006,255	554,077	$4,910,175
Reinvestments	3,426,918	30,122,610	3,128,844	27,408,675
Redemptions	(17,227,574)	(155,126,189)	(9,347,081)	(81,992,142)
Net increase (decrease)	(11,461,869)	$(103,997,324)	(5,664,160)	$(49,673,292)
Class B
Sales	5,671,277	$51,086,864	6,030,305	$53,341,771
Reinvestments	1,709,521	15,009,594	1,388,100	12,159,754
Redemptions	(5,013,226)	(45,236,714)	(4,273,948)	(37,628,067)
Net increase (decrease)	2,367,572	$20,859,744	3,144,457	$27,873,458
Increase (decrease) derived from capital shares transactions		$(83,137,580)		$(21,799,834)
See accompanying notes to financial statements.
BHFTI-275

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.07	$8.83	$10.39	$10.78	$10.36
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.33	0.28	0.24	0.21	0.25
Net realized and unrealized gain (loss)	(0.13)	0.24	(1.54)	(0.33)	0.57
Total income (loss) from investment operations	0.20	0.52	(1.30)	(0.12)	0.82
Less Distributions
Distributions from net investment income	(0.31)	(0.28)	(0.26)	(0.27)	(0.40)
Total distributions	(0.31)	(0.28)	(0.26)	(0.27)	(0.40)
Net Asset Value, End of Period	$8.96	$9.07	$8.83	$10.39	$10.78
Total Return (%) (b)	2.28	5.99	(12.58)	(1.24)	8.16
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	0.59	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (c)	0.45	0.45	0.44	0.44	0.44
Ratio of net investment income (loss) to average net assets (%)	3.65	3.20	2.55	2.01	2.36
Portfolio turnover rate (%)	24 (d)	18 (d)	55 (d)	53 (d)	46 (d)
Net assets, end of period (in millions)	$760.1	$873.1	$900.4	$1,081.7	$1,057.3

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.05	$8.81	$10.37	$10.76	$10.34
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.31	0.26	0.21	0.18	0.22
Net realized and unrealized gain (loss)	(0.13)	0.24	(1.54)	(0.33)	0.58
Total income (loss) from investment operations	0.18	0.50	(1.33)	(0.15)	0.80
Less Distributions
Distributions from net investment income	(0.29)	(0.26)	(0.23)	(0.24)	(0.38)
Total distributions	(0.29)	(0.26)	(0.23)	(0.24)	(0.38)
Net Asset Value, End of Period	$8.94	$9.05	$8.81	$10.37	$10.76
Total Return (%) (b)	2.05	5.71	(12.87)	(1.46)	7.89
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	0.84	0.83	0.83	0.83
Net ratio of expenses to average net assets (%) (c)	0.70	0.70	0.69	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	3.40	2.96	2.29	1.76	2.11
Portfolio turnover rate (%)	24 (d)	18 (d)	55 (d)	53 (d)	46 (d)
Net assets, end of period (in millions)	$472.7	$457.1	$417.4	$530.7	$510.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(d)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 22%, 17%, 33%, 27% and 25% for the years ended December 31, 2024,
2023, 2022, 2021 and 2020 respectively.

See accompanying notes to financial statements.
BHFTI-276

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—42.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.7%
Airbus SE	19,497	$3,107,463
General Dynamics Corp.	2,671	703,782
Northrop Grumman Corp.	462	216,812
RTX Corp.	6,845	792,103
Safran SA	20,621	4,504,578
		9,324,738
Air Freight & Logistics — 0.1%
FedEx Corp.	3,429	964,680
United Parcel Service, Inc. - Class B	5,039	635,418
		1,600,098
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA	35,260	1,157,813
Gentex Corp. (a)	6,249	179,534
		1,337,347
Automobiles — 0.5%
Kia Corp.	10,213	692,202
Suzuki Motor Corp.	99,900	1,133,251
Tesla, Inc. (b)	11,296	4,561,777
		6,387,230
Banks — 3.8%
Banco Bilbao Vizcaya Argentaria SA	103,978	1,018,184
Banco Santander SA	314,209	1,453,330
Bank Central Asia Tbk. PT	2,101,400	1,259,325
Bank of America Corp.	130,523	5,736,486
Bank Rakyat Indonesia Persero Tbk. PT	4,837,914	1,220,781
Capitec Bank Holdings Ltd.	8,495	1,410,946
Columbia Banking System, Inc.	6,589	177,969
Credicorp Ltd.	4,743	869,487
DBS Group Holdings Ltd.	173,970	5,564,629
Erste Group Bank AG	29,009	1,792,345
Fifth Third Bancorp	8,607	363,904
First Citizens BancShares, Inc. - Class A	609	1,286,829
Grupo Financiero Banorte SAB de CV - Class O	128,444	827,669
HDFC Bank Ltd.	122,936	2,541,682
HDFC Bank Ltd. (ADR)	11,726	748,822
Itau Unibanco Holding SA (ADR) (a)	179,675	891,188
KBC Group NV	23,185	1,784,917
Kotak Mahindra Bank Ltd.	84,245	1,752,844
M&T Bank Corp.	9,159	1,721,984
Mitsubishi UFJ Financial Group, Inc.	195,000	2,286,844
NatWest Group PLC	328,002	1,650,954
Nordea Bank Abp	172,446	1,869,192
NU Holdings Ltd. - Class A (a) (b)	123,181	1,276,155
PNC Financial Services Group, Inc.	4,781	922,016
Regions Financial Corp.	39,037	918,150
Sberbank of Russia PJSC † (b) (c) (d)	2,160	0
U.S. Bancorp	39,076	1,869,005
UniCredit SpA	61,905	2,471,527
Wells Fargo & Co.	85,463	6,002,921
		51,690,085
Security Description	Shares	Value
Beverages — 1.2%
Carlsberg AS - Class B	12,016	$1,151,064
Coca-Cola Co.	39,103	2,434,553
Constellation Brands, Inc. - Class A	2,253	497,913
Diageo PLC	110,422	3,508,862
Fomento Economico Mexicano SAB de CV (ADR)	9,409	804,375
Heineken NV	20,235	1,436,775
Keurig Dr. Pepper, Inc.	24,046	772,358
Kweichow Moutai Co. Ltd. - Class A	6,356	1,324,500
PepsiCo, Inc.	12,364	1,880,070
Pernod Ricard SA	13,580	1,518,820
Wuliangye Yibin Co. Ltd. - Class A	20,800	398,124
		15,727,414
Biotechnology — 0.7%
AbbVie, Inc.	24,543	4,361,291
Alnylam Pharmaceuticals, Inc. (b)	2,163	508,976
Exact Sciences Corp. (b)	2,049	115,133
Natera, Inc. (b)	5,768	913,074
Regeneron Pharmaceuticals, Inc. (b)	4,620	3,290,965
Vertex Pharmaceuticals, Inc. (b)	715	287,930
		9,477,369
Broadline Retail — 1.8%
Alibaba Group Holding Ltd.	88,200	936,020
Amazon.com, Inc. (b)	85,581	18,775,616
JD.com, Inc. - Class A	23,700	411,166
MercadoLibre, Inc. (b)	1,234	2,098,343
Next PLC	14,054	1,670,178
		23,891,323
Building Products — 0.2%
Carlisle Cos., Inc.	1,913	705,591
Fortune Brands Innovations, Inc.	7,177	490,405
Trane Technologies PLC	2,161	798,165
		1,994,161
Capital Markets — 2.1%
3i Group PLC	75,628	3,359,777
B3 SA - Brasil Bolsa Balcao	228,053	391,131
Blackstone, Inc.	7,159	1,234,355
Charles Schwab Corp.	36,193	2,678,644
CME Group, Inc.	6,240	1,449,115
Deutsche Boerse AG	19,415	4,473,747
Goldman Sachs Group, Inc.	1,559	892,715
Hong Kong Exchanges & Clearing Ltd.	82,600	3,135,691
Interactive Brokers Group, Inc. - Class A	5,621	993,062
Japan Exchange Group, Inc.	110,200	1,224,723
KKR & Co., Inc.	6,393	945,589
London Stock Exchange Group PLC	16,713	2,353,300
Moody's Corp.	1,980	937,273
Morgan Stanley	6,351	798,448
Northern Trust Corp.	9,879	1,012,597
Raymond James Financial, Inc.	2,770	430,264
Robinhood Markets, Inc. - Class A (b)	4,903	182,686
State Street Corp.	11,254	1,104,580
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-277

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
UBS Group AG	28,746	$876,575
		28,474,272
Chemicals — 0.7%
Air Liquide SA	13,179	2,130,684
Axalta Coating Systems Ltd. (b)	20,674	707,464
LG Chem Ltd.	1,822	309,004
PPG Industries, Inc.	10,884	1,300,094
Shin-Etsu Chemical Co. Ltd.	146,300	4,838,117
		9,285,363
Commercial Services & Supplies — 0.1%
Copart, Inc. (b)	14,226	816,430
Communications Equipment — 0.1%
Arista Networks, Inc. (b)	6,260	691,918
Cisco Systems, Inc.	6,793	402,145
		1,094,063
Construction & Engineering — 0.3%
Quanta Services, Inc.	3,560	1,125,138
Vinci SA	19,795	2,031,568
WillScot Holdings Corp. (b)	19,137	640,133
		3,796,839
Construction Materials — 0.1%
Eagle Materials, Inc. (a)	1,386	342,009
Martin Marietta Materials, Inc.	1,233	636,845
		978,854
Consumer Finance — 0.2%
American Express Co.	3,299	979,110
Capital One Financial Corp.	10,623	1,894,293
Discover Financial Services	773	133,907
		3,007,310
Consumer Staples Distribution & Retail — 0.3%
Bid Corp. Ltd.	41,189	939,775
Koninklijke Ahold Delhaize NV	45,051	1,469,238
President Chain Store Corp.	90,000	720,211
Raia Drogasil SA	92,077	326,572
Wal-Mart de Mexico SAB de CV	309,375	814,278
		4,270,074
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. (a)	22,264	604,690
International Paper Co. (a)	9,163	493,153
Packaging Corp. of America	2,296	516,898
Silgan Holdings, Inc.	8,375	435,919
Smurfit WestRock PLC (a)	12,956	697,810
		2,748,470
Distributors — 0.0%
Pool Corp. (a)	1,029	350,827
Security Description	Shares	Value
Diversified Telecommunication Services — 0.6%
Deutsche Telekom AG	118,405	$3,543,526
Koninklijke KPN NV	743,960	2,707,566
Nippon Telegraph & Telephone Corp.	846,400	846,851
Telstra Group Ltd.	301,547	747,347
Verizon Communications, Inc.	11,282	451,167
		8,296,457
Electric Utilities — 0.9%
Edison International	4,424	353,212
Entergy Corp.	3,496	265,067
Iberdrola SA	151,228	2,082,403
NextEra Energy, Inc.	37,349	2,677,550
PG&E Corp.	36,678	740,162
Southern Co.	46,770	3,850,106
SSE PLC	111,707	2,241,857
Xcel Energy, Inc. (a)	6,911	466,631
		12,676,988
Electrical Equipment — 0.5%
AMETEK, Inc.	4,278	771,152
Eaton Corp. PLC	1,117	370,699
GE Vernova, Inc.	1,207	397,019
Hubbell, Inc.	787	329,666
Legrand SA	20,915	2,024,066
Schneider Electric SE	2,152	531,968
Vertiv Holdings Co. - Class A	5,563	632,012
WEG SA	154,085	1,407,923
		6,464,505
Electronic Equipment, Instruments & Components — 0.4%
Delta Electronics, Inc.	137,867	1,795,102
Keyence Corp.	5,300	2,156,584
TD SYNNEX Corp.	7,904	926,981
		4,878,667
Energy Equipment & Services — 0.2%
Baker Hughes Co.	53,949	2,212,988
TechnipFMC PLC	24,785	717,278
		2,930,266
Entertainment — 0.5%
NetEase, Inc.	71,075	1,267,959
Netflix, Inc. (b)	1,609	1,434,134
Take-Two Interactive Software, Inc. (b)	3,724	685,514
Walt Disney Co.	29,629	3,299,189
		6,686,796
Financial Services — 1.1%
Berkshire Hathaway, Inc. - Class B (b)	5,108	2,315,354
Block, Inc. (b)	3,946	335,371
Corpay, Inc. (b)	1,597	540,457
Fidelity National Information Services, Inc.	39,916	3,224,015
Fiserv, Inc. (b)	3,758	771,968
Mastercard, Inc. - Class A	13,950	7,345,652
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-278

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
MGIC Investment Corp.	27,275	$646,690
		15,179,507
Food Products — 0.4%
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	132,400	546,432
Nestle SA	48,638	3,988,297
Post Holdings, Inc. (b)	5,423	620,717
		5,155,446
Ground Transportation — 0.2%
JB Hunt Transport Services, Inc.	3,684	628,711
Saia, Inc. (b)	962	438,412
Uber Technologies, Inc. (b)	10,396	627,087
Union Pacific Corp.	3,019	688,453
		2,382,663
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	27,055	3,060,191
Align Technology, Inc. (b)	1,220	254,382
Cooper Cos., Inc. (b)	5,918	544,042
Hoya Corp.	18,900	2,348,513
Intuitive Surgical, Inc. (b)	2,783	1,452,615
Medtronic PLC	4,459	356,185
Terumo Corp.	109,700	2,110,977
		10,126,905
Health Care Providers & Services — 0.8%
Cencora, Inc. (a)	4,577	1,028,360
Cigna Group	2,189	604,470
CVS Health Corp.	8,822	396,020
HCA Healthcare, Inc.	3,274	982,691
Henry Schein, Inc. (a) (b)	12,834	888,113
Humana, Inc.	414	105,036
Labcorp Holdings, Inc.	3,533	810,188
McKesson Corp.	1,291	735,754
UnitedHealth Group, Inc.	9,908	5,012,061
		10,562,693
Health Care REITs — 0.1%
Welltower, Inc.	9,013	1,135,908
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. (a)	16,721	256,667
Host Hotels & Resorts, Inc.	20,719	362,997
		619,664
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	339	1,684,294
Compass Group PLC	42,338	1,407,364
DoorDash, Inc. - Class A (b)	5,586	937,052
Expedia Group, Inc. (b)	3,169	590,480
Flutter Entertainment PLC (b)	1,365	352,784
H World Group Ltd. (ADR) (a)	16,762	553,649
Hilton Worldwide Holdings, Inc.	2,050	506,678
InterContinental Hotels Group PLC	16,900	2,105,191
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
McDonald's Corp. (a)	13,720	$3,977,291
Starbucks Corp.	4,425	403,781
Texas Roadhouse, Inc.	1,200	216,516
Trip.com Group Ltd. (b)	16,800	1,158,279
Yum China Holdings, Inc.	21,072	1,015,038
Yum! Brands, Inc.	28,154	3,777,141
		18,685,538
Household Durables — 0.5%
Garmin Ltd.	3,150	649,719
Midea Group Co. Ltd. - Class A	132,600	1,364,590
Mohawk Industries, Inc. (b)	4,720	562,294
Sony Group Corp.	191,000	4,035,034
		6,611,637
Household Products — 0.1%
Procter & Gamble Co.	5,768	967,005
Unilever Indonesia Tbk. PT	438,400	51,361
		1,018,366
Industrial Conglomerates — 0.5%
3M Co.	4,170	538,305
Bidvest Group Ltd.	24,788	345,596
Hitachi Ltd.	86,600	2,128,507
Honeywell International, Inc.	13,136	2,967,291
Jardine Matheson Holdings Ltd.	8,900	364,245
		6,343,944
Industrial REITs — 0.1%
EastGroup Properties, Inc.	1,530	245,550
Goodman Group	33,769	745,259
Prologis, Inc.	8,274	874,562
		1,865,371
Insurance — 1.9%
AIA Group Ltd.	657,000	4,752,692
Allianz SE	5,395	1,653,261
Aon PLC - Class A	6,222	2,234,694
Arch Capital Group Ltd.	3,365	310,758
Chubb Ltd.	2,293	633,556
HDFC Life Insurance Co. Ltd.	100,604	725,681
Loews Corp.	14,974	1,268,148
Medibank Pvt Ltd.	244,360	572,356
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,915	4,987,323
Oscar Health, Inc. - Class A (a) (b)	15,517	208,548
Ping An Insurance Group Co. of China Ltd. - Class H	190,500	1,121,231
Progressive Corp.	5,045	1,208,832
QBE Insurance Group Ltd.	54,850	652,504
Tokio Marine Holdings, Inc.	75,700	2,711,024
Travelers Cos., Inc.	5,615	1,352,597
W.R. Berkley Corp.	7,769	454,642
		24,847,847
Interactive Media & Services — 1.6%
Alphabet, Inc. - Class C	19,750	3,761,190
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-279

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services—(Continued)
IAC, Inc. (b)	8,501	$366,733
Meta Platforms, Inc. - Class A	21,688	12,698,541
NAVER Corp. (b)	4,523	610,634
Tencent Holdings Ltd.	74,400	3,976,031
		21,413,129
IT Services — 0.9%
Accenture PLC - Class A	5,678	1,997,464
Capgemini SE	5,935	968,155
Cognizant Technology Solutions Corp. - Class A	7,110	546,759
EPAM Systems, Inc. (b)	3,180	743,547
Infosys Ltd. (ADR) (a)	150,338	3,295,409
International Business Machines Corp.	893	196,308
MongoDB, Inc. (b)	1,162	270,525
Shopify, Inc. - Class A (b)	3,346	355,780
Snowflake, Inc. - Class A (b)	2,117	326,886
Tata Consultancy Services Ltd.	65,800	3,147,192
		11,848,025
Leisure Products — 0.1%
Shimano, Inc. (a)	6,100	822,896
Life Sciences Tools & Services — 0.4%
IQVIA Holdings, Inc. (b)	1,391	273,345
Lonza Group AG	2,820	1,661,885
Mettler-Toledo International, Inc. (b)	244	298,578
Thermo Fisher Scientific, Inc.	4,885	2,541,324
		4,775,132
Machinery — 1.0%
Atlas Copco AB - A Shares	99,843	1,527,296
Dover Corp.	4,570	857,332
Ingersoll Rand, Inc.	6,579	595,136
ITT, Inc.	5,487	783,983
Middleby Corp. (b)	953	129,084
Otis Worldwide Corp.	49,920	4,623,091
Techtronic Industries Co. Ltd.	157,500	2,076,261
Timken Co. (a)	4,527	323,092
Volvo AB - B Shares	101,786	2,469,768
		13,385,043
Media — 0.1%
Nexstar Media Group, Inc. (a)	1,706	269,497
Sirius XM Holdings, Inc.	10,127	230,895
Trade Desk, Inc. - Class A (b)	8,296	975,029
		1,475,421
Metals & Mining — 0.3%
BHP Group Ltd.	68,377	1,668,772
Rio Tinto Ltd.	9,745	708,742
Rio Tinto PLC	20,433	1,202,759
		3,580,273
Multi-Utilities — 0.2%
CMS Energy Corp.	5,804	386,837
Security Description	Shares	Value
Multi-Utilities—(Continued)
Dominion Energy, Inc.	18,034	$971,311
E.ON SE	58,254	678,296
NiSource, Inc.	20,248	744,316
Public Service Enterprise Group, Inc.	3,497	295,462
		3,076,222
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.	10,043	1,454,628
ConocoPhillips	35,730	3,543,344
Coterra Energy, Inc.	13,590	347,089
EOG Resources, Inc.	12,937	1,585,817
EQT Corp. (a)	6,725	310,090
Exxon Mobil Corp.	41,606	4,475,557
Kinder Morgan, Inc.	26,044	713,605
Phillips 66	1,620	184,567
Shell PLC	99,841	3,099,399
TotalEnergies SE	25,133	1,396,613
Williams Cos., Inc.	16,849	911,868
		18,022,577
Passenger Airlines — 0.0%
Southwest Airlines Co.	11,594	389,790
Personal Care Products — 0.0%
elf Beauty, Inc. (a) (b)	3,590	450,725
Pharmaceuticals — 1.6%
AstraZeneca PLC	23,560	3,066,912
Bristol-Myers Squibb Co.	69,016	3,903,545
Eli Lilly & Co.	2,888	2,229,536
Intra-Cellular Therapies, Inc. (b)	4,853	405,323
Johnson & Johnson	25,560	3,696,487
Merck & Co., Inc.	6,442	640,850
Novo Nordisk AS - Class B	55,223	4,752,891
Sanofi SA	31,302	3,027,022
		21,722,566
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	4,139	532,689
Paylocity Holding Corp. (b)	1,630	325,136
Recruit Holdings Co. Ltd.	22,700	1,579,391
RELX PLC	97,296	4,400,808
		6,838,024
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (b)	3,106	407,787
Mitsui Fudosan Co. Ltd.	155,200	1,234,192
		1,641,979
Residential REITs — 0.1%
American Homes 4 Rent - Class A	16,004	598,870
Mid-America Apartment Communities, Inc. (a)	5,392	833,441
		1,432,311
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-280

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Retail REITs — 0.1%
Federal Realty Investment Trust (a)	5,166	$578,334
Kimco Realty Corp.	14,379	336,900
Regency Centers Corp. (a)	10,721	792,603
		1,707,837
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	14,587	3,099,154
ASE Technology Holding Co. Ltd.	193,000	947,389
ASML Holding NV	11,245	7,908,408
Broadcom, Inc.	33,099	7,673,672
Disco Corp.	7,200	1,943,425
Entegris, Inc.	5,466	541,462
Marvell Technology, Inc.	10,312	1,138,960
Microchip Technology, Inc.	17,311	992,786
Micron Technology, Inc.	17,319	1,457,567
NVIDIA Corp.	145,199	19,498,774
ON Semiconductor Corp. (b)	7,743	488,196
Realtek Semiconductor Corp.	50,000	859,997
SK Hynix, Inc.	8,362	948,854
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	48,949	9,666,938
Teradyne, Inc.	4,781	602,024
Texas Instruments, Inc.	4,837	906,986
		58,674,592
Software — 2.4%
AppLovin Corp. - Class A (b)	503	162,886
Atlassian Corp. - Class A (b)	3,344	813,863
Crowdstrike Holdings, Inc. - Class A (b)	1,649	564,222
Dassault Systemes SE	13,575	469,209
HubSpot, Inc. (b)	1,255	874,446
Intuit, Inc.	1,842	1,157,697
Microsoft Corp.	49,234	20,752,131
Oracle Corp.	6,671	1,111,655
Palo Alto Networks, Inc. (a) (b)	6,406	1,165,636
Sage Group PLC	24,775	390,999
Salesforce, Inc.	3,126	1,045,115
SAP SE	12,060	2,951,481
Synopsys, Inc. (b)	1,249	606,215
		32,065,555
Specialized REITs — 0.2%
Digital Realty Trust, Inc.	5,304	940,558
Lamar Advertising Co. - Class A (a)	5,301	645,344
Public Storage	2,014	603,072
Rayonier, Inc. (a)	9,532	248,785
SBA Communications Corp.	1,567	319,355
Weyerhaeuser Co.	15,042	423,432
		3,180,546
Specialty Retail — 0.8%
AutoZone, Inc. (b)	201	643,602
Bath & Body Works, Inc.	14,866	576,355
Best Buy Co., Inc.	4,516	387,473
Dick's Sporting Goods, Inc.	1,722	394,062
Home Depot, Inc.	1,553	604,101
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Industria de Diseno Textil SA	37,720	$1,931,133
Lowe's Cos., Inc.	3,227	796,423
Murphy USA, Inc.	703	352,730
Ross Stores, Inc.	27,499	4,159,774
TJX Cos., Inc.	9,448	1,141,413
Ulta Beauty, Inc. (b)	562	244,431
		11,231,497
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	51,616	12,925,679
Hewlett Packard Enterprise Co.	33,260	710,101
Quanta Computer, Inc.	79,000	685,888
Samsung Electronics Co. Ltd. (GDR)	3,080	2,802,800
Western Digital Corp. (b)	30,616	1,825,632
		18,950,100
Textiles, Apparel & Luxury Goods — 0.8%
Cie Financiere Richemont SA - Class A	11,313	1,719,619
Columbia Sportswear Co. (a)	3,517	295,182
LVMH Moet Hennessy Louis Vuitton SE	13,228	8,649,645
		10,664,446
Tobacco — 0.2%
ITC Ltd.	290,877	1,644,982
Philip Morris International, Inc.	6,977	839,682
		2,484,664
Trading Companies & Distributors — 0.2%
Air Lease Corp.	5,710	275,279
ITOCHU Corp.	55,200	2,717,036
		2,992,315
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	1,487	328,226
Total Common Stocks (Cost $484,637,156)		575,875,326

Convertible Bonds—18.4%
Aerospace/Defense — 1.7%
MTU Aero Engines AG
0.050%, 03/18/27 (EUR)	1,800,000	1,948,740
Rheinmetall AG
1.875%, 02/07/28 (EUR)	3,700,000	7,675,552
Safran SA
Zero Coupon, 04/01/28 (EUR)	5,511,900	12,619,077
		22,243,369
Airlines — 0.3%
Southwest Airlines Co.
1.250%, 05/01/25	3,787,000	3,887,356
Auto Parts & Equipment — 0.3%
Pirelli & C SpA
Zero Coupon, 12/22/25 (EUR)	3,200,000	3,403,951
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-281

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Banks — 1.5%
Barclays Bank PLC
Zero Coupon, 02/18/25	5,824,000	$7,312,731
1.000%, 02/16/29	9,734,000	9,502,720
BNP Paribas SA
Zero Coupon, 05/13/25 (EUR)	2,700,000	3,322,086
		20,137,537
Beverages — 0.3%
Fomento Economico Mexicano SAB de CV
2.625%, 02/24/26 (EUR)	4,200,000	4,327,168
Chemicals — 0.4%
LG Chem Ltd.
1.250%, 07/18/28	5,000,000	4,872,500
Commercial Services — 0.9%
Euronet Worldwide, Inc.
0.750%, 03/15/49 (a)	4,424,000	4,373,124
Global Payments, Inc.
1.500%, 03/01/31 (144A) (a)	7,613,000	7,453,127
		11,826,251
Diversified Financial Services — 1.2%
Citigroup Global Markets Funding Luxembourg SCA
Zero Coupon, 03/15/28 (EUR)	5,400,000	5,675,900
Citigroup Global Markets Holdings, Inc.
1.000%, 04/09/29 (144A) (EUR)	4,500,000	4,556,444
Merrill Lynch BV
Zero Coupon, 01/30/26 (EUR)	2,200,000	2,243,827
Orpar SA
2.000%, 02/07/31 (EUR)	1,300,000	1,246,054
SBI Holdings, Inc.
Zero Coupon, 07/25/31 (JPY)	310,000,000	2,133,719
		15,855,944
Electric — 2.1%
CenterPoint Energy, Inc.
4.250%, 08/15/26	4,486,000	4,582,449
CMS Energy Corp.
3.375%, 05/01/28	2,716,000	2,812,418
Iberdrola Finanzas SA
0.800%, 12/07/27 (EUR)	3,000,000	3,431,941
Southern Co.
3.875%, 12/15/25	7,429,000	7,804,164
4.500%, 06/15/27 (144A)	5,276,000	5,489,678
WEC Energy Group, Inc.
4.375%, 06/01/29 (144A)	3,927,000	4,227,416
		28,348,066
Electrical Components & Equipment — 0.6%
Schneider Electric SE
1.970%, 11/27/30 (EUR)	6,500,000	8,577,130
Engineering & Construction — 0.7%
Cellnex Telecom SA
0.500%, 07/05/28 (EUR)	6,700,000	7,177,272
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
Cellnex Telecom SA
2.125%, 08/11/30 (EUR)	2,600,000	$2,826,937
		10,004,209
Healthcare-Products — 0.3%
Envista Holdings Corp.
1.750%, 08/15/28 (a)	3,981,000	3,561,005
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28 (144A) (a)	1,983,000	1,943,340
Internet — 1.6%
Booking Holdings, Inc.
0.750%, 05/01/25	4,051,000	10,689,326
Uber Technologies, Inc.
Zero Coupon, 12/15/25 (a)	7,451,000	7,510,608
0.875%, 12/01/28	3,627,000	3,989,700
		22,189,634
Iron/Steel — 0.1%
JFE Holdings, Inc.
Zero Coupon, 09/28/28 (JPY)	300,000,000	1,884,712
Leisure Time — 0.3%
Amadeus IT Group SA
1.500%, 04/09/25 (EUR)	3,600,000	4,741,522
Lodging — 0.5%
Accor SA
0.700%, 12/07/27 (EUR)	11,379,900	6,645,743
Machinery-Diversified — 0.2%
Daifuku Co. Ltd.
Zero Coupon, 09/14/28 (JPY)	370,000,000	2,727,764
Mining — 0.3%
Glencore Funding LLC
Zero Coupon, 03/27/25	3,600,000	3,556,618
Real Estate — 0.4%
LEG Properties BV
1.000%, 09/04/30 (EUR)	4,800,000	5,096,480
Real Estate Investment Trusts — 1.5%
DEXUS Finance Pty. Ltd.
3.500%, 11/24/27 (AUD)	6,600,000	4,226,006
Rexford Industrial Realty LP
4.125%, 03/15/29 (144A)	4,375,000	4,245,937
Welltower OP LLC
2.750%, 05/15/28 (144A)	6,568,000	8,889,788
3.125%, 07/15/29 (144A) (a)	2,521,000	2,856,293
		20,218,024
Semiconductors — 1.8%
Microchip Technology, Inc.
0.750%, 06/01/30 (144A) (a)	6,674,000	6,136,743
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-282

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Semiconductors—(Continued)
SK Hynix, Inc.
1.750%, 04/11/30	3,600,000	$5,513,400
STMicroelectronics NV
Zero Coupon, 08/04/27	12,800,000	12,108,311
		23,758,454
Software — 1.0%
Akamai Technologies, Inc.
0.125%, 05/01/25 (a)	2,243,000	2,372,117
0.375%, 09/01/27	6,129,000	6,144,625
1.125%, 02/15/29	3,007,000	2,931,971
Tyler Technologies, Inc.
0.250%, 03/15/26	1,314,000	1,585,341
		13,034,054
Water — 0.3%
American Water Capital Corp.
3.625%, 06/15/26 (a)	4,456,000	4,398,072
Total Convertible Bonds (Cost $246,635,508)		247,238,903

Corporate Bonds & Notes—11.3%
Aerospace/Defense — 0.2%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	165,430
Boeing Co.
2.750%, 02/01/26	102,000	99,505
3.100%, 05/01/26	80,000	77,991
3.250%, 03/01/28	100,000	93,962
3.250%, 02/01/35	175,000	139,345
3.600%, 05/01/34	255,000	213,377
3.825%, 03/01/59	79,000	50,858
3.950%, 08/01/59	325,000	214,574
5.150%, 05/01/30	150,000	147,897
5.805%, 05/01/50	80,000	74,412
6.528%, 05/01/34	65,000	68,095
6.858%, 05/01/54	160,000	170,055
7.008%, 05/01/64	76,000	80,646
GE Capital Funding LLC
4.550%, 05/15/32	200,000	192,460
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	80,050
5.400%, 07/31/33	100,000	99,821
Lockheed Martin Corp.
4.700%, 12/15/31	210,000	206,683
RTX Corp.
1.900%, 09/01/31	347,000	283,873
4.150%, 05/15/45	253,000	204,033
4.875%, 10/15/40	240,000	221,058
		2,884,125
Agriculture — 0.3%
Altria Group, Inc.
2.450%, 02/04/32	360,000	296,238
Security Description	Principal Amount*	Value

Agriculture—(Continued)
Altria Group, Inc.
3.400%, 02/04/41	274,000	$197,837
BAT Capital Corp.
2.259%, 03/25/28 (a)	95,000	87,277
4.390%, 08/15/37	151,000	130,262
4.540%, 08/15/47	141,000	111,196
5.834%, 02/20/31	178,000	181,963
6.000%, 02/20/34	5,000	5,137
6.343%, 08/02/30	176,000	185,065
7.079%, 08/02/43	234,000	252,812
Bunge Ltd. Finance Corp.
4.650%, 09/17/34 (a)	76,000	71,742
Imperial Brands Finance PLC
5.500%, 02/01/30 (144A)	560,000	565,936
5.875%, 07/01/34 (144A)	640,000	637,804
Philip Morris International, Inc.
3.875%, 08/21/42	59,000	46,649
4.750%, 11/01/31	545,000	532,981
5.125%, 02/13/31 (a)	214,000	214,016
5.375%, 02/15/33 (a)	347,000	347,672
Viterra Finance BV
3.200%, 04/21/31 (144A)	200,000	174,585
		4,039,172
Airlines — 0.2%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	484,960	444,708
3.600%, 09/15/28 (144A)	71,781	69,843
3.750%, 06/15/29 (144A)	354,071	339,478
American Airlines Pass-Through Trust
3.200%, 12/15/29	251,800	237,798
3.600%, 03/22/29	119,463	115,387
4.100%, 07/15/29	83,611	79,814
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	101,278	92,826
4.125%, 03/20/33 (144A)	338,423	317,716
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	78,992	76,615
United Airlines Pass-Through Trust
3.450%, 06/01/29	294,500	282,308
3.700%, 09/01/31	49,699	45,343
4.150%, 02/25/33	153,159	146,179
5.450%, 08/15/38	194,000	194,271
5.875%, 08/15/38	216,000	219,787
		2,662,073
Auto Manufacturers — 0.2%
Ford Motor Co.
3.250%, 02/12/32 (a)	636,000	528,963
Ford Motor Credit Co. LLC
4.950%, 05/28/27	345,000	341,854
5.850%, 05/17/27	200,000	202,145
7.200%, 06/10/30 (a)	220,000	231,608
General Motors Co.
5.950%, 04/01/49 (a)	76,000	71,794
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-283

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
5.450%, 09/06/34 (a)	111,000	$107,723
5.750%, 02/08/31	266,000	269,503
5.950%, 04/04/34 (a)	169,000	169,883
6.100%, 01/07/34	169,000	171,448
Hyundai Capital America
4.550%, 09/26/29 (144A)	100,000	97,071
4.875%, 11/01/27 (144A)	265,000	264,332
5.300%, 06/24/29 (144A)	111,000	111,305
Volkswagen Group of America Finance LLC
5.300%, 03/22/27 (144A)	448,000	448,449
		3,016,078
Banks — 3.4%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	270,244
4.988%, 1Y H15 + 0.780%, 12/03/28 (144A) (e)	300,000	299,355
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a) (e)	200,000	209,033
Banco Bilbao Vizcaya Argentaria SA
5.381%, 03/13/29	400,000	403,644
Banco Santander SA
5.439%, 07/15/31	600,000	598,779
5.588%, 08/08/28	600,000	608,023
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (e)	202,000	140,234
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,040,000	893,974
3.974%, 3M TSFR + 1.472%, 02/07/30 (e)	1,067,000	1,022,538
5.202%, SOFR + 1.630%, 04/25/29 (e)	1,258,000	1,263,873
5.288%, SOFR + 1.910%, 04/25/34 (e)	464,000	460,102
5.425%, SOFR + 1.913%, 08/15/35 (e)	140,000	136,264
5.468%, SOFR + 1.650%, 01/23/35 (a) (e)	85,000	85,093
5.819%, SOFR + 1.570%, 09/15/29 (e)	240,000	245,926
5.872%, SOFR + 1.840%, 09/15/34 (e)	533,000	547,414
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	190,176
5.601%, SOFR + 1.620%, 03/20/30 (144A) (e)	460,000	464,367
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/30 (e)	43,000	42,160
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (e)	150,000	161,968
Bank of Nova Scotia
4.740%, SOFR + 1.440%, 11/10/32 (e)	115,000	111,260
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (a) (e)	240,000	202,666
6.224%, SOFR + 2.980%, 05/09/34 (e)	230,000	236,254
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	230,148
5.176%, SOFR + 1.520%, 01/09/30 (144A) (e)	270,000	269,106
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (e)	205,000	205,774
5.906%, SOFR + 1.920%, 11/19/35 (144A) (e)	235,000	227,939
BPCE SA
3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	379,000	313,633
5.716%, SOFR + 1.959%, 01/18/30 (144A) (e)	795,000	799,008
6.714%, SOFR + 2.270%, 10/19/29 (144A) (e)	250,000	259,898
Security Description	Principal Amount*	Value

Banks—(Continued)
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	498,000	$511,088
6.840%, SOFR + 2.770%, 09/13/34 (144A) (e)	398,000	422,595
Citibank NA
5.570%, 04/30/34 (a)	250,000	252,925
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	943,000	786,313
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	203,137
3.980%, 3M TSFR + 1.600%, 03/20/30 (a) (e)	667,000	636,810
4.000%, 5Y H15 + 3.597%, 12/10/25 (e)	407,000	396,265
4.075%, 3M TSFR + 1.454%, 04/23/29 (e)	90,000	87,316
4.542%, SOFR + 1.338%, 09/19/30 (e)	555,000	539,292
5.449%, SOFR + 1.447%, 06/11/35 (e)	89,000	88,248
5.827%, SOFR + 2.056%, 02/13/35 (e)	388,000	386,101
6.174%, SOFR + 2.661%, 05/25/34 (a) (e)	158,000	160,960
6.750%, 5Y H15 + 2.572%, 02/15/30 (e)	290,000	287,641
7.125%, 5Y H15 + 2.693%, 08/15/29 (e)	329,000	335,112
Credit Agricole SA
6.316%, SOFR + 1.860%, 10/03/29 (144A) (e)	280,000	289,298
6.700%, 5Y USD SOFR ICE Swap + 3.596%, 09/23/34 (144A) (e)	210,000	201,501
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (e)	260,000	256,209
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (e)	400,000	388,097
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a) (e)	200,000	202,754
Deutsche Bank AG
5.403%, SOFR + 2.050%, 09/11/35 (e)	190,000	180,018
6.720%, SOFR + 3.180%, 01/18/29 (e)	150,000	155,750
6.819%, SOFR + 2.510%, 11/20/29 (e)	150,000	156,964
DNB Bank ASA
4.853%, SOFR + 1.050%, 11/05/30 (144A) (e)	300,000	296,583
Fifth Third Bancorp
4.337%, SOFR + 1.660%, 04/25/33 (e)	89,000	82,677
4.772%, SOFR + 2.127%, 07/28/30 (e)	241,000	236,114
4.895%, SOFR + 1.486%, 09/06/30 (e)	107,000	105,537
5.631%, SOFR + 1.840%, 01/29/32 (e)	163,000	164,816
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	333,361
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	118,266
4.017%, 3M TSFR + 1.635%, 10/31/38 (e)	322,000	272,673
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	123,383
4.692%, SOFR + 1.135%, 10/23/30 (a) (e)	232,000	227,136
5.016%, SOFR + 1.420%, 10/23/35 (e)	189,000	180,877
5.330%, SOFR + 1.550%, 07/23/35 (e)	693,000	680,064
6.484%, SOFR + 1.770%, 10/24/29 (e)	1,448,000	1,517,180
HSBC Holdings PLC
5.130%, SOFR + 1.040%, 11/19/28 (e)	230,000	229,927
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	311,281
5.286%, SOFR + 1.290%, 11/19/30 (e)	630,000	625,817
5.597%, SOFR + 1.060%, 05/17/28 (e)	240,000	242,572
5.874%, SOFR + 1.900%, 11/18/35 (e)	350,000	341,679
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (e)	50,000	50,039
5.709%, SOFR + 1.870%, 02/02/35 (e)	534,000	532,962
6.208%, SOFR + 2.020%, 08/21/29 (e)	154,000	158,988
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-284

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Intesa Sanpaolo SpA
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (e)	435,000	$334,196
7.200%, 11/28/33 (144A)	450,000	486,850
KeyBank NA
3.900%, 04/13/29	339,000	318,303
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (e)	151,000	142,791
6.401%, SOFR + 2.420%, 03/06/35 (a) (e)	475,000	494,385
M&T Bank Corp.
4.833%, SOFR + 0.930%, 01/16/29 (e)	33,000	32,859
5.385%, SOFR + 1.610%, 01/16/36 (e)	470,000	455,328
Macquarie Group Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	57,823
1.935%, SOFR + 0.995%, 04/14/28 (144A) (e)	136,000	126,706
Mellon Capital IV
5.181%, 3M TSFR + 0.827%, 01/31/25 (e)	72,000	61,924
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (e)	200,000	180,694
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (a) (e)	229,000	217,629
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	358,967
2.484%, SOFR + 1.360%, 09/16/36 (e)	778,000	632,773
2.511%, SOFR + 1.200%, 10/20/32 (e)	338,000	283,212
4.654%, SOFR + 1.100%, 10/18/30 (e)	364,000	356,199
5.042%, SOFR + 1.215%, 07/19/30 (e)	219,000	218,244
5.164%, SOFR + 1.590%, 04/20/29 (e)	295,000	295,830
5.320%, SOFR + 1.555%, 07/19/35 (a) (e)	251,000	246,886
5.466%, SOFR + 1.730%, 01/18/35 (e)	222,000	220,760
5.516%, SOFR + 1.710%, 11/19/55 (e)	205,000	197,562
5.656%, SOFR + 1.260%, 04/18/30 (e)	280,000	285,030
5.942%, 5Y H15 + 1.800%, 02/07/39 (e)	169,000	169,554
5.948%, 5Y H15 + 2.430%, 01/19/38 (e)	333,000	333,344
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (e)	500,000	506,962
NatWest Group PLC
4.964%, 1Y H15 + 1.220%, 08/15/30 (a) (e)	435,000	428,473
5.076%, 01/27/30 (a)	200,000	197,936
6.000%, 5Y H15 + 5.625%, 12/29/25 (e)	295,000	293,407
8.125%, 5Y H15 + 3.752%, 11/10/33 (e)	200,000	213,005
NatWest Markets PLC
5.410%, 05/17/29 (144A)	200,000	202,509
5.416%, 05/17/27 (144A)	200,000	202,716
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (e)	151,000	141,727
4.812%, SOFR + 1.259%, 10/21/32 (e)	178,000	173,243
5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	203,610
6.875%, SOFR + 2.284%, 10/20/34 (a) (e)	279,000	304,546
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (e)	100,000	97,941
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (e)	215,000	219,411
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (e)	635,000	617,396
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	193,012
5.250%, 02/19/27 (144A)	200,000	200,099
Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale SA
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (e)	260,000	$259,517
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	204,698
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (e)	200,000	202,373
Standard Chartered PLC
5.005%, 1Y H15 + 1.150%, 10/15/30 (144A) (e)	200,000	196,389
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (e)	200,000	202,560
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (e)	240,000	240,414
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (e)	585,000	619,458
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (e)	107,000	109,114
6.700%, 5Y H15 + 2.628%, 09/15/29 (e)	249,000	254,113
Svenska Handelsbanken AB
5.500%, 06/15/28 (144A) (a)	404,000	409,222
Truist Financial Corp.
5.122%, SOFR + 1.852%, 01/26/34 (e)	110,000	106,906
5.711%, SOFR + 1.922%, 01/24/35 (a) (e)	418,000	421,199
7.161%, SOFR + 2.446%, 10/30/29 (e)	155,000	165,741
U.S. Bancorp
5.836%, SOFR + 2.260%, 06/12/34 (a) (e)	258,000	263,005
UBS AG
7.500%, 02/15/28	531,000	568,655
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a) (e)	650,000	624,602
5.617%, 1Y USD SOFR ICE Swap + 1.340%, 09/13/30 (144A) (e)	400,000	406,361
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	200,000	216,214
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (e)	200,000	229,186
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	521,000	498,622
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	291,000	252,477
Wells Fargo & Co.
3.900%, 5Y H15 + 3.453%, 03/15/26 (e)	204,000	198,211
4.400%, 06/14/46	58,000	46,572
5.198%, SOFR + 1.500%, 01/23/30 (e)	150,000	150,427
5.211%, SOFR + 1.380%, 12/03/35 (e)	95,000	92,432
5.499%, SOFR + 1.780%, 01/23/35 (e)	220,000	219,065
5.557%, SOFR + 1.990%, 07/25/34 (e)	1,116,000	1,114,510
5.574%, SOFR + 1.740%, 07/25/29 (e)	1,111,000	1,127,993
5.707%, SOFR + 1.070%, 04/22/28 (e)	311,000	316,116
6.491%, SOFR + 2.060%, 10/23/34 (e)	260,000	276,374
		45,351,547
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	626,000	593,772
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	440,000	417,348
Coca-Cola Co.
2.500%, 06/01/40	61,000	42,718
5.300%, 05/13/54	13,000	12,539
Keurig Dr. Pepper, Inc.
3.350%, 03/15/51	82,000	54,911
Molson Coors Beverage Co.
4.200%, 07/15/46	56,000	44,703
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-285

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Beverages—(Continued)
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 02/16/34	280,000	$271,123
Pernod Ricard International Finance LLC
1.625%, 04/01/31 (144A)	224,000	180,274
		1,617,388
Biotechnology — 0.2%
Amgen, Inc.
2.450%, 02/21/30	221,000	195,410
3.150%, 02/21/40	47,000	35,026
4.200%, 02/22/52	320,000	247,100
4.875%, 03/01/53	145,000	124,446
5.650%, 03/02/53	44,000	42,362
5.750%, 03/02/63	200,000	191,811
Biogen, Inc.
2.250%, 05/01/30	771,000	666,507
Gilead Sciences, Inc.
2.600%, 10/01/40	274,000	189,456
2.800%, 10/01/50	165,000	101,414
4.600%, 09/01/35	57,000	53,792
5.250%, 10/15/33 (a)	296,000	297,081
5.500%, 11/15/54	190,000	184,803
		2,329,208
Chemicals — 0.1%
Celanese U.S. Holdings LLC
6.600%, 11/15/28	103,000	105,508
CF Industries, Inc.
4.950%, 06/01/43	111,000	97,800
Dow Chemical Co.
4.375%, 11/15/42	204,000	167,344
4.800%, 05/15/49	114,000	95,804
DuPont de Nemours, Inc.
5.319%, 11/15/38	73,000	73,216
LYB International Finance III LLC
3.625%, 04/01/51	131,000	87,961
Nutrien Ltd.
5.000%, 04/01/49	75,000	66,672
		694,305
Commercial Services — 0.1%
Element Fleet Management Corp.
6.319%, 12/04/28 (144A)	150,000	156,332
Ford Foundation
2.815%, 06/01/70	55,000	30,905
Global Payments, Inc.
2.900%, 11/15/31 (a)	83,000	70,987
3.200%, 08/15/29 (a)	718,000	657,671
Pepperdine University
3.301%, 12/01/59	100,000	61,716
Quanta Services, Inc.
2.350%, 01/15/32	115,000	95,146
5.250%, 08/09/34	360,000	351,647
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
University of Southern California
3.226%, 10/01/2120	100,000	$57,437
		1,481,841
Computers — 0.1%
Accenture Capital, Inc.
4.250%, 10/04/31	193,000	185,459
4.500%, 10/04/34	107,000	101,684
Apple, Inc.
2.700%, 08/05/51	352,000	219,526
2.800%, 02/08/61	77,000	45,609
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	120,000	115,341
IBM International Capital Pte. Ltd.
4.750%, 02/05/31	185,000	183,277
Leidos, Inc.
4.375%, 05/15/30	497,000	475,547
5.750%, 03/15/33	268,000	271,669
		1,598,112
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.200%, 03/22/63	76,000	70,203
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	705,000	652,802
4.625%, 09/10/29	150,000	146,698
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	80,000	79,532
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	382,000	354,229
2.750%, 02/21/28 (144A) (a)	578,000	535,614
4.250%, 04/15/26 (144A)	105,000	103,736
4.375%, 05/01/26 (144A)	305,000	301,657
4.950%, 01/15/28 (144A)	120,000	118,910
5.150%, 01/15/30 (144A)	530,000	519,457
5.500%, 01/15/26 (144A)	185,000	185,523
5.750%, 03/01/29 (144A)	154,000	155,564
5.750%, 11/15/29 (144A)	90,000	91,098
6.375%, 05/04/28 (144A)	320,000	328,910
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	45,000	43,958
		3,617,688
Electric — 1.3%
AES Corp.
5.450%, 06/01/28 (a)	361,000	362,955
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	296,000	302,941
Arizona Public Service Co.
4.700%, 01/15/44	50,000	42,251
Baltimore Gas & Electric Co.
2.900%, 06/15/50	106,000	66,185
3.200%, 09/15/49	66,000	43,600
5.400%, 06/01/53	85,000	80,897
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-286

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
CenterPoint Energy, Inc.
5.400%, 06/01/29	55,000	$55,630
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	57,780
Commonwealth Edison Co.
3.700%, 03/01/45	71,000	54,172
4.700%, 01/15/44	133,000	117,048
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48 (a)	30,000	25,631
Constellation Energy Generation LLC
5.600%, 06/15/42	113,000	109,001
5.750%, 10/01/41	120,000	117,114
5.750%, 03/15/54	48,000	46,669
6.500%, 10/01/53	356,000	377,097
Consumers Energy Co.
3.950%, 05/15/43	147,000	120,377
Dominion Energy, Inc.
4.350%, 5Y H15 + 3.195%, 01/15/27 (e)	178,000	172,353
4.700%, 12/01/44	71,000	60,258
4.900%, 08/01/41	147,000	131,560
6.625%, 5Y H15 + 2.207%, 05/15/55 (a) (e)	175,000	177,916
6.875%, 5Y H15 + 2.386%, 02/01/55 (e)	80,000	83,132
7.000%, 5Y H15 + 2.511%, 06/01/54 (e)	120,000	126,718
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	250,000	265,517
DTE Energy Co.
5.850%, 06/01/34	194,000	199,153
Duke Energy Carolinas LLC
4.000%, 09/30/42	303,000	246,082
Duke Energy Corp.
6.100%, 09/15/53	210,000	213,317
Duke Energy Indiana LLC
3.750%, 05/15/46	77,000	57,412
5.250%, 03/01/34	154,000	153,943
Duke Energy Ohio, Inc.
5.250%, 04/01/33	178,000	177,634
5.550%, 03/15/54	103,000	99,585
Duke Energy Progress LLC
5.250%, 03/15/33	75,000	75,157
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	319,000	307,342
Edison International
5.250%, 03/15/32	245,000	242,363
Emera U.S. Finance LP
2.639%, 06/15/31	118,000	99,772
3.550%, 06/15/26	111,000	108,718
4.750%, 06/15/46	291,000	240,967
Enel Finance International NV
2.500%, 07/12/31 (144A)	240,000	200,897
5.125%, 06/26/29 (144A)	225,000	224,714
Engie SA
5.625%, 04/10/34 (144A)	200,000	200,076
Entergy Arkansas LLC
5.750%, 06/01/54	62,000	61,295
Entergy Corp.
7.125%, 5Y H15 + 2.670%, 12/01/54 (e)	238,000	242,576
Security Description	Principal Amount*	Value

Electric—(Continued)
Entergy Louisiana LLC
4.950%, 01/15/45	152,000	$134,461
5.700%, 03/15/54	150,000	148,224
Entergy Mississippi LLC
5.000%, 09/01/33	280,000	273,944
Entergy Texas, Inc.
5.550%, 09/15/54	36,000	34,881
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	744,000	715,373
FirstEnergy Corp.
2.650%, 03/01/30	207,000	183,493
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	166,000	138,970
5.450%, 07/15/44 (144A)	49,000	46,914
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	790,000	706,739
5.400%, 06/01/33 (144A)	288,000	285,467
5.650%, 05/09/34 (144A)	40,000	40,276
Jersey Central Power & Light Co.
5.100%, 01/15/35 (144A)	70,000	68,280
6.150%, 06/01/37	100,000	104,588
Monongahela Power Co.
3.550%, 05/15/27 (144A)	168,000	162,962
5.850%, 02/15/34 (144A)	248,000	253,501
NextEra Energy Capital Holdings, Inc.
6.750%, 5Y H15 + 2.457%, 06/15/54 (e)	125,000	128,060
Niagara Mohawk Power Corp.
4.278%, 12/15/28 (144A)	93,000	89,946
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	348,000	332,369
7.000%, 03/15/33 (144A)	128,000	138,166
Ohio Power Co.
2.900%, 10/01/51	115,000	69,115
Pacific Gas & Electric Co.
3.250%, 06/01/31	222,000	196,834
3.750%, 08/15/42	37,000	27,752
3.950%, 12/01/47	159,000	118,713
4.250%, 03/15/46	82,000	64,824
4.300%, 03/15/45	60,000	47,878
4.550%, 07/01/30	71,744	69,434
4.600%, 06/15/43	178,000	150,060
5.550%, 05/15/29	91,000	92,484
5.800%, 05/15/34 (a)	12,000	12,270
6.100%, 01/15/29	253,000	261,723
6.400%, 06/15/33	526,000	554,443
6.750%, 01/15/53	10,000	10,895
PacifiCorp
2.900%, 06/15/52	122,000	72,593
PG&E Recovery Funding LLC
5.231%, 06/01/42	575,000	570,161
5.536%, 07/15/49	135,000	134,393
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	60,985
5.099%, 06/01/54	165,000	155,721
5.212%, 12/01/49	85,000	81,403
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-287

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of Colorado
4.500%, 06/01/52	57,000	$47,135
Public Service Co. of Oklahoma
5.200%, 01/15/35	145,000	140,379
6.625%, 11/15/37	100,000	106,718
Puget Energy, Inc.
2.379%, 06/15/28	60,000	54,773
4.224%, 03/15/32	422,000	385,719
Puget Sound Energy, Inc.
5.638%, 04/15/41	71,000	69,704
RWE Finance U.S. LLC
5.875%, 04/16/34 (144A)	150,000	150,459
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	147,862
5.350%, 04/01/53	420,000	395,200
SCE Recovery Funding LLC
4.697%, 06/15/42	147,607	141,946
5.112%, 12/14/49	65,000	61,200
Sempra
6.875%, 5Y H15 + 2.789%, 10/01/54 (a) (e)	115,000	116,284
Sigeco Securitization I LLC
5.026%, 11/15/38	138,217	135,628
Southern California Edison Co.
3.650%, 03/01/28	78,000	75,116
3.900%, 03/15/43	122,000	96,175
4.050%, 03/15/42	150,000	121,300
5.200%, 06/01/34	422,000	417,513
5.700%, 03/01/53	65,000	63,219
5.875%, 12/01/53	336,000	334,177
5.950%, 02/01/38	91,000	93,169
Southern Co.
5.200%, 06/15/33	120,000	118,626
Southern Power Co.
4.950%, 12/15/46	214,000	187,688
5.150%, 09/15/41	100,000	93,385
Tucson Electric Power Co.
1.500%, 08/01/30	78,000	64,412
4.850%, 12/01/48	150,000	130,349
5.500%, 04/15/53	235,000	224,058
Union Electric Co.
5.200%, 04/01/34	137,000	136,147
5.250%, 01/15/54	89,000	82,906
5.450%, 03/15/53	140,000	134,054
Virginia Electric & Power Co.
2.450%, 12/15/50	250,000	140,687
5.700%, 08/15/53	91,000	89,733
Vistra Operations Co. LLC
3.700%, 01/30/27 (144A)	157,000	152,813
5.700%, 12/30/34 (144A)	45,000	44,528
6.000%, 04/15/34 (144A)	172,000	174,296
6.950%, 10/15/33 (144A)	114,000	122,664
		17,936,122
Electronics — 0.0%
Amphenol Corp.
5.250%, 04/05/34 (a)	37,000	37,110
Security Description	Principal Amount*	Value

Electronics—(Continued)
Honeywell International, Inc.
5.250%, 03/01/54	90,000	$84,283
		121,393
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.054%, 03/15/29	400,000	372,180
4.279%, 03/15/32 (a)	482,000	424,742
		796,922
Environmental Control — 0.0%
Veralto Corp.
5.450%, 09/18/33	201,000	201,670
Food — 0.1%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A)	366,000	353,031
J.M. Smucker Co.
6.200%, 11/15/33	80,000	84,353
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32	49,000	40,791
3.750%, 12/01/31	85,000	75,418
6.750%, 03/15/34	212,000	224,140
7.250%, 11/15/53	218,000	240,196
Kellanova
5.250%, 03/01/33	40,000	39,960
Kraft Heinz Foods Co.
4.625%, 10/01/39	60,000	53,674
4.875%, 10/01/49	95,000	81,205
Kroger Co.
5.000%, 09/15/34	30,000	29,055
5.400%, 07/15/40	141,000	135,772
5.500%, 09/15/54	101,000	95,129
5.650%, 09/15/64	196,000	183,938
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	251,000	216,859
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	70,944
		1,924,465
Gas — 0.1%
APA Infrastructure Ltd.
5.125%, 09/16/34 (144A)	107,000	101,880
NiSource, Inc.
6.950%, 5Y H15 + 2.451%, 11/30/54 (e)	120,000	122,173
Southern California Gas Co.
6.350%, 11/15/52	225,000	242,022
Southern Co. Gas Capital Corp.
3.150%, 09/30/51	161,000	103,966
3.950%, 10/01/46	261,000	202,006
4.400%, 06/01/43	345,000	290,389
4.950%, 09/15/34	218,000	210,965
5.750%, 09/15/33	86,000	88,131
		1,361,532
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-288

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.050%, 04/15/28	191,000	$194,270
6.400%, 04/15/33	77,000	79,448
		273,718
Healthcare-Products — 0.1%
Baxter International, Inc.
2.272%, 12/01/28	130,000	117,185
2.539%, 02/01/32 (a)	780,000	650,621
Boston Scientific Corp.
4.550%, 03/01/39	60,000	54,762
DH Europe Finance II SARL
3.250%, 11/15/39	85,000	66,215
Solventum Corp.
5.400%, 03/01/29 (144A)	509,000	510,279
5.450%, 03/13/31 (144A)	38,000	37,970
5.600%, 03/23/34 (144A)	86,000	85,577
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34	338,000	331,275
		1,853,884
Healthcare-Services — 0.4%
Aetna, Inc.
4.750%, 03/15/44	133,000	110,065
6.750%, 12/15/37	50,000	52,755
AHS Hospital Corp.
5.024%, 07/01/45	110,000	102,876
Children's Hospital
2.928%, 07/15/50	100,000	62,739
CommonSpirit Health
2.782%, 10/01/30	70,000	61,963
3.910%, 10/01/50	65,000	47,838
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	76,760
Elevance Health, Inc.
4.625%, 05/15/42	178,000	153,691
4.650%, 01/15/43	111,000	96,227
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	166,723
HCA, Inc.
4.500%, 02/15/27	234,000	231,799
4.625%, 03/15/52	163,000	127,202
5.450%, 09/15/34	267,000	260,243
5.600%, 04/01/34	330,000	325,080
5.625%, 09/01/28 (a)	480,000	486,378
5.875%, 02/01/29	614,000	626,673
5.950%, 09/15/54	111,000	105,569
6.000%, 04/01/54	186,000	177,186
6.100%, 04/01/64 (a)	90,000	85,866
MyMichigan Health
3.409%, 06/01/50	40,000	27,828
NYU Langone Hospitals
3.380%, 07/01/55	90,000	60,230
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	58,546
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Quest Diagnostics, Inc.
4.625%, 12/15/29	89,000	$87,552
5.000%, 12/15/34	244,000	236,921
Roche Holdings, Inc.
4.985%, 03/08/34 (144A)	200,000	198,094
UnitedHealth Group, Inc.
2.750%, 05/15/40	142,000	100,409
5.050%, 04/15/53 (a)	126,000	113,463
5.375%, 04/15/54	155,000	145,367
5.875%, 02/15/53	90,000	90,240
6.050%, 02/15/63	115,000	117,425
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	63,247
		4,656,955
Home Builders — 0.0%
MDC Holdings, Inc.
6.000%, 01/15/43	173,000	172,256
Toll Brothers Finance Corp.
3.800%, 11/01/29	267,000	251,317
		423,573
Insurance — 0.2%
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	357,012
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	185,000	140,050
F&G Annuities & Life, Inc.
6.500%, 06/04/29	35,000	35,734
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	76,128
5.875%, 06/10/27 (144A)	100,000	101,343
Hanover Insurance Group, Inc.
2.500%, 09/01/30	70,000	60,299
Hartford Financial Services Group, Inc.
4.300%, 04/15/43	25,000	21,080
6.100%, 10/01/41	25,000	25,528
High Street Funding Trust I
4.111%, 02/15/28 (144A)	121,000	116,336
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	164,619
New York Life Global Funding
1.200%, 08/07/30 (144A)	111,000	91,212
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	107,000	77,911
4.450%, 05/15/69 (144A)	137,000	105,869
Northwestern Mutual Life Insurance Co.
6.063%, 03/30/40 (144A) †	230,000	235,512
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A) †	97,000	76,219
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (a) (e)	115,000	118,274
Prudential Insurance Co. of America
8.300%, 07/01/25 (144A)	250,000	254,101
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	80,034
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-289

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (144A) †	316,000	$350,467
		2,487,728
Internet — 0.1%
Amazon.com, Inc.
2.700%, 06/03/60	93,000	53,350
3.875%, 08/22/37	177,000	156,321
3.950%, 04/13/52 (a)	142,000	111,972
Meta Platforms, Inc.
4.450%, 08/15/52	304,000	256,207
5.400%, 08/15/54	333,000	322,466
5.550%, 08/15/64	80,000	77,987
5.600%, 05/15/53	40,000	39,990
5.750%, 05/15/63	57,000	57,555
Netflix, Inc.
6.375%, 05/15/29	387,000	410,153
Uber Technologies, Inc.
4.300%, 01/15/30	186,000	179,990
4.800%, 09/15/34 (a)	40,000	38,283
5.350%, 09/15/54 (a)	36,000	33,477
		1,737,751
Iron/Steel — 0.0%
Vale Overseas Ltd.
6.125%, 06/12/33 (a)	80,000	81,005
6.400%, 06/28/54	94,000	92,418
		173,423
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.
5.314%, 06/15/31	111,000	112,228
John Deere Capital Corp.
4.850%, 06/11/29	117,000	117,431
Otis Worldwide Corp.
2.565%, 02/15/30	195,000	173,214
		402,873
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	380,000	260,395
3.500%, 03/01/42	105,000	71,350
3.700%, 04/01/51 (a)	132,000	82,455
4.800%, 03/01/50	135,000	101,406
6.384%, 10/23/35	477,000	476,114
6.550%, 06/01/34	191,000	195,375
6.650%, 02/01/34	78,000	80,286
Comcast Corp.
2.887%, 11/01/51	1,077,000	647,759
2.937%, 11/01/56	698,000	406,541
3.200%, 07/15/36	422,000	340,818
3.250%, 11/01/39	115,000	87,142
Cox Communications, Inc.
4.800%, 02/01/35 (144A)	63,000	57,495
Security Description	Principal Amount*	Value

Media—(Continued)
Time Warner Cable LLC
5.875%, 11/15/40	275,000	$246,069
6.550%, 05/01/37	252,000	243,653
		3,296,858
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.200%, 06/15/35	60,000	55,367
Mining — 0.1%
Freeport-McMoRan, Inc.
5.450%, 03/15/43	170,000	158,837
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	173,377
5.634%, 04/04/34 (144A) (a)	261,000	259,841
6.375%, 10/06/30 (144A)	201,000	211,097
		803,152
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.800%, 03/15/37	100,000	101,064
Oil & Gas — 0.5%
Aker BP ASA
3.100%, 07/15/31 (144A)	341,000	294,495
5.125%, 10/01/34 (144A)	150,000	140,882
Antero Resources Corp.
5.375%, 03/01/30 (144A)	227,000	219,335
BP Capital Markets America, Inc.
4.812%, 02/13/33 (a)	180,000	174,002
Canadian Natural Resources Ltd.
5.000%, 12/15/29 (144A)	250,000	247,215
ConocoPhillips Co.
4.700%, 01/15/30	70,000	69,228
5.000%, 01/15/35	25,000	24,284
5.500%, 01/15/55	85,000	80,826
5.700%, 09/15/63	231,000	221,442
Coterra Energy, Inc.
5.400%, 02/15/35	200,000	193,938
5.900%, 02/15/55 (a)	150,000	141,489
Devon Energy Corp.
5.750%, 09/15/54 (a)	85,000	77,112
Diamondback Energy, Inc.
5.750%, 04/18/54 (a)	264,000	247,745
Eni SpA
5.700%, 10/01/40 (144A)	150,000	140,903
5.950%, 05/15/54 (144A)	200,000	192,015
EQT Corp.
3.125%, 05/15/26 (144A)	306,000	297,773
Expand Energy Corp.
4.750%, 02/01/32	250,000	232,701
5.375%, 03/15/30 (a)	595,000	581,813
Exxon Mobil Corp.
2.995%, 08/16/39	170,000	128,571
Hess Corp.
5.600%, 02/15/41	329,000	324,913
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-290

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Hess Corp.
6.000%, 01/15/40	89,000	$92,680
Marathon Petroleum Corp.
4.750%, 09/15/44	53,000	43,985
Occidental Petroleum Corp.
3.500%, 08/15/29	343,000	314,485
4.625%, 06/15/45	164,000	124,145
5.200%, 08/01/29	30,000	29,765
5.375%, 01/01/32	66,000	64,624
Ovintiv, Inc.
6.250%, 07/15/33 (a)	111,000	113,621
Petroleos Mexicanos
6.500%, 03/13/27 (a)	252,000	243,627
Pioneer Natural Resources Co.
2.150%, 01/15/31	1,156,000	981,190
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	254,000	223,697
TotalEnergies Capital International SA
2.986%, 06/29/41	519,000	372,235
TotalEnergies Capital SA
5.275%, 09/10/54 (a)	80,000	73,964
5.488%, 04/05/54 (a)	104,000	99,675
5.638%, 04/05/64	89,000	85,069
		6,893,444
Packaging & Containers — 0.1%
Berry Global, Inc.
5.650%, 01/15/34 (144A)	416,000	417,191
5.800%, 06/15/31 (144A)	253,000	257,516
Packaging Corp. of America
4.050%, 12/15/49	35,000	26,860
Sonoco Products Co.
4.600%, 09/01/29	138,000	134,388
5.000%, 09/01/34	222,000	210,513
		1,046,468
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.050%, 11/21/39	456,000	389,574
4.250%, 11/21/49	320,000	260,174
4.400%, 11/06/42	100,000	86,552
4.625%, 10/01/42	188,000	166,342
4.800%, 03/15/29	191,000	190,856
5.050%, 03/15/34	94,000	92,870
5.500%, 03/15/64	36,000	34,371
Bristol-Myers Squibb Co.
3.700%, 03/15/52 (a)	38,000	27,669
3.900%, 03/15/62	97,000	69,389
4.550%, 02/20/48	150,000	127,415
5.200%, 02/22/34	43,000	42,946
5.550%, 02/22/54 (a)	282,000	273,562
5.650%, 02/22/64	228,000	219,423
6.250%, 11/15/53 (a)	407,000	431,166
6.400%, 11/15/63	61,000	65,330
Cencora, Inc.
2.700%, 03/15/31	457,000	396,382
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cencora, Inc.
4.250%, 03/01/45	94,000	$76,557
4.850%, 12/15/29	25,000	24,837
5.150%, 02/15/35	125,000	121,858
CVS Health Corp.
4.125%, 04/01/40	133,000	103,886
4.780%, 03/25/38	241,000	208,386
5.300%, 12/05/43	200,000	174,480
5.875%, 06/01/53	157,000	144,022
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	220,475	204,396
5.880%, 01/10/28	160,484	160,889
8.353%, 07/10/31 (144A)	98,658	106,209
Merck & Co., Inc.
5.150%, 05/17/63	45,000	41,115
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (a)	258,000	250,694
5.300%, 05/19/53	377,000	352,994
5.340%, 05/19/63	264,000	242,337
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	235,000	170,337
3.175%, 07/09/50	200,000	129,562
5.650%, 07/05/44	320,000	314,479
Zoetis, Inc.
2.000%, 05/15/30	393,000	338,195
		6,039,254
Pipelines — 0.6%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	131,382
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	138,000	129,558
Cheniere Energy Partners LP
3.250%, 01/31/32	163,000	141,339
4.500%, 10/01/29	734,000	710,643
5.750%, 08/15/34 (144A)	90,000	90,598
Cheniere Energy, Inc.
4.625%, 10/15/28	201,000	196,640
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	26,000	25,369
6.042%, 08/15/28 (144A)	134,000	137,207
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	63,000	64,847
6.036%, 11/15/33 (144A)	244,000	250,295
DT Midstream, Inc.
4.300%, 04/15/32 (144A)	160,000	146,014
Eastern Energy Gas Holdings LLC
5.650%, 10/15/54	201,000	189,574
Enbridge, Inc.
5.300%, 04/05/29	186,000	187,891
5.625%, 04/05/34	150,000	150,883
8.250%, 5Y H15 + 3.785%, 01/15/84 (e)	238,000	248,862
Energy Transfer LP
4.150%, 09/15/29	90,000	86,376
4.950%, 01/15/43	150,000	129,108
5.600%, 09/01/34 (a)	115,000	114,899
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-291

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Energy Transfer LP
6.000%, 02/01/29 (144A)	633,000	$642,056
6.400%, 12/01/30	151,000	159,551
7.375%, 02/01/31 (144A)	106,000	110,847
EnLink Midstream LLC
5.375%, 06/01/29	125,000	124,996
5.625%, 01/15/28 (144A)	53,000	53,532
5.650%, 09/01/34	121,000	120,596
EnLink Midstream Partners LP
5.050%, 04/01/45	90,000	77,341
5.600%, 04/01/44	281,000	257,855
Enterprise Products Operating LLC
5.550%, 02/16/55	298,000	286,666
EQM Midstream Partners LP
4.750%, 01/15/31 (144A)	322,000	302,818
Flex Intermediate Holdco LLC
4.317%, 12/30/39 (144A)	60,000	46,049
Gray Oak Pipeline LLC
3.450%, 10/15/27 (144A)	170,000	161,821
Kinder Morgan Energy Partners LP
4.700%, 11/01/42	249,000	209,262
5.000%, 08/15/42	170,000	148,045
Kinder Morgan, Inc.
5.100%, 08/01/29	169,000	168,977
MPLX LP
5.500%, 06/01/34	462,000	455,334
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	228,000	226,234
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	81,000	53,470
4.300%, 01/15/49 (144A)	44,000	34,700
ONEOK Partners LP
6.650%, 10/01/36	140,000	148,721
ONEOK, Inc.
4.750%, 10/15/31	50,000	48,365
5.700%, 11/01/54 (a)	40,000	37,612
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	192,000	187,459
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	114,000	113,620
5.026%, 10/01/29 (144A)	265,000	260,390
TransCanada PipeLines Ltd.
6.100%, 06/01/40	62,000	62,997
6.200%, 10/15/37	130,000	133,927
Transcanada Trust
5.875%, 08/15/76	107,000	105,574
Williams Cos., Inc.
4.800%, 11/15/29	151,000	148,975
5.300%, 08/15/28	359,000	362,430
		8,381,705
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52	115,000	78,266
4.000%, 02/01/50	111,000	82,387
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
1.875%, 10/15/30	130,000	$108,937
5.200%, 02/15/29	382,000	384,258
5.400%, 01/31/35	215,000	212,653
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	152,526
Brixmor Operating Partnership LP
2.250%, 04/01/28	80,000	73,102
COPT Defense Properties LP
2.750%, 04/15/31	132,000	112,682
Crown Castle, Inc.
5.600%, 06/01/29	560,000	570,834
DOC Dr. LLC
2.625%, 11/01/31	55,000	46,481
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34	249,000	249,947
Essex Portfolio LP
1.700%, 03/01/28	170,000	153,712
2.650%, 03/15/32	179,000	150,721
5.500%, 04/01/34	62,000	62,026
Extra Space Storage LP
4.000%, 06/15/29	311,000	297,626
5.350%, 01/15/35	62,000	61,154
5.500%, 07/01/30	200,000	203,480
5.900%, 01/15/31	201,000	207,336
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	104,852
Healthcare Realty Holdings LP
3.100%, 02/15/30	200,000	179,736
Healthpeak OP LLC
3.500%, 07/15/29	118,000	110,407
Kimco Realty OP LLC
6.400%, 03/01/34 (a)	226,000	240,500
NNN REIT, Inc.
5.500%, 06/15/34 (a)	62,000	61,744
5.600%, 10/15/33	249,000	251,110
Prologis LP
5.125%, 01/15/34 (a)	243,000	239,472
Realty Income Corp.
3.250%, 01/15/31	185,000	167,040
5.375%, 09/01/54	44,000	41,767
Regency Centers LP
2.950%, 09/15/29	480,000	440,001
Sabra Health Care LP
3.200%, 12/01/31	90,000	77,216
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	140,310
UDR, Inc.
3.500%, 01/15/28	100,000	95,635
4.400%, 01/26/29	218,000	211,921
5.125%, 09/01/34	178,000	172,621
Ventas Realty LP
3.000%, 01/15/30	360,000	325,203
4.000%, 03/01/28	44,000	42,815
4.750%, 11/15/30	115,000	112,457
4.875%, 04/15/49	88,000	75,733
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-292

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Ventas Realty LP
5.625%, 07/01/34	121,000	$121,829
VICI Properties LP
5.125%, 11/15/31	190,000	185,337
WP Carey, Inc.
2.250%, 04/01/33	135,000	106,355
3.850%, 07/15/29	703,000	668,243
		7,380,432
Retail — 0.1%
Home Depot, Inc.
3.300%, 04/15/40	329,000	256,322
4.850%, 06/25/31	147,000	146,945
4.950%, 06/25/34	142,000	140,081
5.300%, 06/25/54	44,000	42,149
Lowe's Cos., Inc.
2.800%, 09/15/41	100,000	68,617
5.625%, 04/15/53	167,000	160,485
McDonald's Corp.
5.150%, 09/09/52	86,000	78,639
5.450%, 08/14/53	309,000	296,031
6.300%, 10/15/37	30,000	32,257
		1,221,526
Savings & Loans — 0.0%
Nationwide Building Society
5.127%, 07/29/29 (144A)	275,000	275,249
Semiconductors — 0.3%
Advanced Micro Devices, Inc.
4.393%, 06/01/52	85,000	71,029
Broadcom, Inc.
3.137%, 11/15/35 (144A)	33,000	26,950
3.187%, 11/15/36 (144A)	120,000	96,665
3.419%, 04/15/33 (144A)	906,000	793,050
3.750%, 02/15/51 (144A)	165,000	122,798
4.550%, 02/15/32	152,000	146,988
5.050%, 07/12/29	200,000	200,760
Foundry JV Holdco LLC
5.900%, 01/25/30 (144A)	290,000	294,066
Intel Corp.
3.050%, 08/12/51	428,000	244,123
3.250%, 11/15/49	55,000	32,833
3.734%, 12/08/47	35,000	23,083
KLA Corp.
3.300%, 03/01/50	100,000	69,068
4.950%, 07/15/52	80,000	72,709
Marvell Technology, Inc.
2.950%, 04/15/31	430,000	377,184
5.750%, 02/15/29	366,000	375,168
Microchip Technology, Inc.
5.050%, 02/15/30	125,000	124,133
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, 01/15/33 (a)	200,000	194,633
Texas Instruments, Inc.
5.000%, 03/14/53	109,000	99,860
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Texas Instruments, Inc.
5.050%, 05/18/63	167,000	$150,483
5.150%, 02/08/54	115,000	107,654
Xilinx, Inc.
2.375%, 06/01/30	114,000	100,476
		3,723,713
Software — 0.2%
Cadence Design Systems, Inc.
4.700%, 09/10/34	98,000	93,956
Electronic Arts, Inc.
1.850%, 02/15/31	149,000	123,732
2.950%, 02/15/51	79,000	49,506
Fiserv, Inc.
4.400%, 07/01/49	60,000	48,986
Microsoft Corp.
2.500%, 09/15/50	299,000	180,953
Oracle Corp.
3.600%, 04/01/40	320,000	250,193
3.600%, 04/01/50	401,000	280,944
3.800%, 11/15/37	130,000	108,529
4.000%, 11/15/47	71,000	54,113
4.900%, 02/06/33 (a)	100,000	97,363
5.550%, 02/06/53	6,000	5,669
Roper Technologies, Inc.
2.950%, 09/15/29	198,000	180,888
4.500%, 10/15/29	97,000	95,249
4.750%, 02/15/32	53,000	51,656
4.900%, 10/15/34	204,000	196,199
Take-Two Interactive Software, Inc.
4.950%, 03/28/28	43,000	42,978
5.400%, 06/12/29	214,000	217,031
5.600%, 06/12/34	356,000	358,617
VMware LLC
4.700%, 05/15/30	146,000	142,843
		2,579,405
Telecommunications — 0.4%
AT&T, Inc.
2.250%, 02/01/32	300,000	248,015
2.550%, 12/01/33 (a)	268,000	215,883
3.500%, 06/01/41 (a)	288,000	220,685
3.500%, 09/15/53	115,000	77,434
3.550%, 09/15/55	1,030,000	692,763
3.800%, 12/01/57	111,000	76,579
Rogers Communications, Inc.
3.800%, 03/15/32 (a)	231,000	207,738
Sprint Capital Corp.
6.875%, 11/15/28	90,000	95,534
T-Mobile USA, Inc.
2.625%, 02/15/29	742,000	674,480
3.875%, 04/15/30	236,000	222,073
5.050%, 07/15/33	415,000	406,362
Verizon Communications, Inc.
1.750%, 01/20/31	690,000	568,593
4.016%, 12/03/29	667,000	640,190
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-293

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
5.050%, 05/09/33	200,000	$197,729
Vodafone Group PLC
5.750%, 06/28/54	184,000	177,462
		4,721,520
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	108,000	88,812
5.200%, 04/15/54	115,000	108,225
5.500%, 03/15/55	183,000	179,766
Canadian Pacific Railway Co.
4.300%, 05/15/43	236,000	199,065
4.700%, 05/01/48	258,000	223,822
CSX Corp.
6.150%, 05/01/37	60,000	63,778
FedEx Corp.
3.250%, 05/15/41	89,000	65,099
Norfolk Southern Corp.
2.900%, 08/25/51	285,000	175,555
3.050%, 05/15/50	116,000	75,021
5.950%, 03/15/64	91,000	93,308
Union Pacific Corp.
3.550%, 08/15/39	78,000	63,304
4.100%, 09/15/67	70,000	50,831
		1,386,586
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC
5.550%, 04/03/34 (144A)	200,000	199,238
Total Corporate Bonds & Notes (Cost $155,205,961)		151,818,730

U.S. Treasury & Government Agencies—6.6%
Agency Sponsored Mortgage-Backed — 3.3%
Federal Home Loan Mortgage Corp.
2.500%, 11/01/49	638,299	525,989
3.000%, 02/01/52	343,652	291,977
3.700%, 06/01/34	744,244	678,034
4.000%, 12/01/47	140,511	130,083
4.500%, 06/01/48	156,667	149,652
5.000%, 12/01/48	101,603	99,707
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
8.819%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	572,218	583,267
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660%, 01/25/31	485,000	478,844
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	17,244
3.000%, 07/25/49	211,506	184,518
4.500%, 10/15/41	723,444	679,257
5.000%, 02/15/40	117,000	110,921
5.500%, 03/15/37	124,383	127,687
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	734,052	$603,234
3.250%, 06/25/57 (f)	728,636	646,020
3.250%, 11/25/61	325,050	276,517
3.500%, 05/25/57	336,993	311,004
3.500%, 06/25/57	341,156	314,250
3.500%, 03/25/58	473,934	450,220
3.500%, 07/25/58	354,798	309,734
Federal National Mortgage Association
1.500%, 01/01/31	500,000	413,295
1.800%, 10/01/33	500,000	396,561
1.930%, 11/01/31	900,000	745,808
1.960%, 09/01/33	750,000	590,820
2.140%, 12/01/33	441,473	360,722
2.160%, 12/01/33	500,000	404,345
2.500%, 09/01/51	450,013	366,890
2.500%, 07/01/61	347,558	276,707
2.500%, 09/01/61	1,822,887	1,451,372
2.500%, 03/01/62	527,504	419,931
2.580%, 03/01/32	498,686	431,753
2.600%, 10/01/31	349,008	305,944
2.770%, 08/01/33	921,000	785,118
3.000%, 01/01/52	557,064	474,381
3.000%, 03/01/61	644,992	541,742
3.230%, 01/01/30	440,967	412,849
3.330%, 04/01/35	458,411	406,010
3.500%, 03/01/61	321,047	278,975
3.500%, 09/01/61	764,113	663,840
3.500%, 03/01/62	581,368	510,023
3.500%, 06/01/62	537,332	466,809
3.510%, 09/01/32	300,000	273,654
3.540%, 11/01/32	600,000	546,498
3.620%, 05/01/32	957,807	887,388
3.680%, 09/01/32	613,000	565,893
3.800%, 09/01/32	720,672	669,564
3.810%, 10/01/32	790,000	734,343
3.870%, 06/01/37	764,000	680,073
4.000%, 06/01/46	379,044	353,558
4.000%, 11/01/47	180,970	167,874
4.000%, 12/01/47	304,046	281,952
4.000%, 01/01/48	270,756	251,857
4.000%, 09/01/48	92,540	85,786
4.000%, 06/01/52	414,040	379,447
4.000%, 08/01/59	520,503	475,590
4.000%, 12/01/61	795,832	722,404
4.500%, 04/01/39	64,091	61,681
4.500%, 12/01/40	99,676	96,636
4.500%, 05/01/48	41,821	39,891
4.500%, 06/01/48	70,347	67,095
4.500%, 07/01/48	8,524	8,125
4.500%, 01/01/49	161,078	155,113
4.500%, 06/01/49	100,246	95,326
4.500%, 08/01/58	506,454	480,951
4.500%, 06/01/62	485,133	456,477
4.680%, 10/01/29	800,000	795,306
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-294

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.970%, 12/01/30	540,151	$543,833
5.000%, 07/01/44	255,648	254,180
5.000%, 06/01/48	40,764	40,121
5.000%, 07/01/48	114,170	113,743
5.000%, 08/01/48	181,238	178,343
5.000%, 10/01/48	109,949	107,659
5.000%, 01/01/49	223,405	220,127
5.000%, 03/01/53	432,937	419,619
Federal National Mortgage Association REMICS
3.500%, 06/25/46	92,736	88,716
3.500%, 05/25/49	383,180	341,801
4.000%, 04/25/42	133,337	126,583
4.000%, 05/25/43	59,380	58,947
5.000%, 04/25/37	24,365	23,790
5.000%, 07/25/39	250,000	245,558
5.000%, 05/25/40	65,000	62,367
6.000%, 01/25/34	74,090	76,382
Federal National Mortgage Association Trust
5.620%, 11/25/33	171,169	168,930
Federal National Mortgage Association-ACES
0.750%, 09/25/28	148,410	138,213
1.000%, 11/25/33	133,825	132,286
1.200%, 10/25/30	69,384	64,270
1.707%, 11/25/31 (e)	1,000,000	815,203
1.820%, 10/25/30 (e) (g)	1,113,654	53,209
1.909%, 11/25/33 (e) (g)	7,866,070	540,550
1.948%, 07/25/30 (e) (g)	1,871,873	115,481
2.594%, 06/25/32 (e)	966,000	830,302
3.751%, 08/25/32 (e)	800,000	739,600
FREMF Mortgage Trust
3.529%, 12/25/51 (144A) (e)	500,000	457,300
Government National Mortgage Association
2.500%, 08/20/51	386,832	323,278
2.500%, 10/20/51	106,600	89,086
3.000%, 12/20/51	440,990	393,209
3.000%, 03/20/52	731,467	633,194
3.500%, 02/20/52	478,309	426,751
4.000%, 10/20/49	214,563	200,192
4.000%, 01/20/52	340,206	309,394
4.250%, 07/20/47	575,521	539,290
4.250%, 12/20/48	497,293	461,532
4.500%, 07/15/39	180,613	175,192
4.500%, 05/20/48	54,505	51,415
4.500%, 06/20/48	671,597	639,311
4.500%, 12/20/48	248,960	236,029
4.500%, 07/20/49	191,291	181,479
4.500%, 09/20/49	386,370	371,273
5.000%, 07/20/48	73,267	71,114
5.000%, 12/20/48	230,209	226,092
5.000%, 03/20/49	509,611	500,310
5.000%, 05/20/49	530,874	527,516
5.000%, 06/20/52	1,201,788	1,167,929
5.500%, 07/20/53	629,740	626,068
6.000%, 04/20/53	429,339	438,707
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,543	$11,831
3.500%, 10/20/48	333,659	306,027
3.500%, 04/20/49	283,865	257,590
4.500%, 04/20/53	720,815	693,367
5.500%, 02/20/37	63,728	64,439
5.500%, 04/16/37	64,320	65,347
5.500%, 11/16/39	200,000	196,016
6.000%, 04/17/34	34,948	35,415
		44,180,042
U.S. Treasury — 3.3%
U.S. Treasury Bonds
1.250%, 05/15/50	831,000	393,964
1.375%, 08/15/50	135,000	65,829
1.875%, 02/15/51	2,298,000	1,277,889
1.875%, 11/15/51	845,000	466,053
2.000%, 02/15/50	367,000	213,106
2.000%, 08/15/51	500,000	285,705
2.250%, 08/15/46	236,000	152,352
2.250%, 08/15/49	115,000	71,201
2.375%, 02/15/42	625,000	444,912
2.375%, 11/15/49	570,000	362,196
2.375%, 05/15/51	175,000	110,043
2.750%, 08/15/42	1,600,000	1,202,054
2.875%, 05/15/43	1,000,000	757,415
2.875%, 05/15/52	3,155,000	2,206,392
3.000%, 11/15/44	2,634,000	1,999,045
3.000%, 02/15/47	65,000	48,165
3.000%, 08/15/48	5,000	3,652
3.125%, 02/15/43	235,000	185,634
3.250%, 05/15/42	1,400,000	1,138,746
3.625%, 08/15/43	960,000	813,198
3.750%, 11/15/43	452,000	389,198
3.875%, 08/15/40	410,000	368,944
3.875%, 05/15/43	265,000	233,228
4.250%, 02/15/54	228,000	207,993
4.250%, 08/15/54	54,000	49,313
U.S. Treasury Notes
1.250%, 06/30/28	5,000,000	4,505,103
1.375%, 11/15/31	127,000	103,780
1.625%, 05/15/31	610,000	514,618
2.500%, 02/28/26	30,000	29,411
2.625%, 05/31/27	2,110,000	2,031,245
2.875%, 04/30/29	6,725,000	6,329,963
3.875%, 08/15/33	1,900,000	1,808,267
3.875%, 08/15/34	1,705,000	1,612,143
4.000%, 02/15/34	1,585,000	1,517,414
4.125%, 03/31/29	1,000,000	990,169
4.375%, 11/30/30	10,750,000	10,710,862
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/31	665,000	500,511
Zero Coupon, 11/15/40	720,000	322,909
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-295

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—(Continued)
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/41	462,776	$204,710
		44,627,332
Total U.S. Treasury & Government Agencies (Cost $98,017,083)		88,807,374

Mutual Funds—2.1%
Investment Company Securities — 2.1%
SPDR Bloomberg High Yield Bond ETF (a) (Cost $26,026,669)	288,648	27,557,225

Asset-Backed Securities—1.4%
Asset-Backed - Automobile — 0.5%
Bridgecrest Lending Auto Securitization Trust
5.700%, 07/16/29	438,000	442,644
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	440,000	444,810
Credit Acceptance Auto Loan Trust
6.700%, 10/16/34 (144A)	500,000	511,728
8.450%, 02/15/33 (144A)	600,000	620,584
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	685,000	690,603
Exeter Automobile Receivables Trust
5.980%, 12/15/28	600,000	606,498
6.760%, 09/15/28	700,000	710,756
Flagship Credit Auto Trust
7.710%, 10/16/28 (144A)	600,000	615,058
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	500,000	495,379
Santander Drive Auto Receivables Trust
5.670%, 12/16/30	800,000	808,612
5.690%, 02/18/31	800,000	810,274
		6,756,946
Asset-Backed - Credit Card — 0.1%
Continental Finance Credit Card ABS Master Trust
6.190%, 10/15/30 (144A)	575,000	580,200
Asset-Backed - Other — 0.8%
American Homes 4 Rent Trust
4.691%, 10/17/52 (144A)	100,000	99,446
Bridge Trust
4.450%, 11/17/37 (144A)	700,000	691,021
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	118,890	117,777
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	127,400	118,423
CoreVest American Finance Ltd.
3.163%, 10/15/52 (144A)	650,000	588,621
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	1,250,000	1,218,929
4.500%, 07/17/38 (144A)	496,000	487,324
4.500%, 07/17/39 (144A)	750,000	719,552
Security Description	Principal Amount*/ Shares	Value
Asset-Backed - Other—(Continued)
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	$368,734
3.850%, 10/25/26 (144A) (e)	360,000	333,323
4.450%, 01/25/26 (144A) (e)	500,000	479,412
6.190%, 04/25/27 (144A)	400,000	395,869
Lendmark Funding Trust
5.600%, 05/20/33 (144A)	500,000	501,097
6.160%, 05/20/33 (144A)	260,000	260,332
6.600%, 07/20/32 (144A)	700,000	706,476
MVW LLC
6.540%, 10/20/40 (144A)	460,648	462,059
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	115,020	109,895
3.844%, 12/25/25 (144A)	134,421	132,195
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	263,423	263,057
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	716,998
5.200%, 04/17/39 (144A)	330,000	319,943
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	211,598
Sierra Timeshare Receivables Funding LLC
3.940%, 10/20/38 (144A)	53,865	52,760
6.280%, 04/20/40 (144A)	116,560	117,561
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	510,948
VM Debt Trust
7.460%, 07/18/27	499,876	476,382
VOLT CI LLC
4.992%, 05/25/51 (144A) (f)	91,134	91,069
VOLT XCII LLC
4.893%, 02/27/51 (144A) (f)	59,272	59,228
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (f)	263,808	263,482
VOLT XCVI LLC
5.116%, 03/27/51 (144A) (f)	337,663	337,575
VOLT XCVII LLC
5.240%, 04/25/51 (144A) (f)	99,277	99,350
		11,310,436
Total Asset-Backed Securities (Cost $18,412,237)		18,647,582

Convertible Preferred Stocks—1.1%
Banks — 0.9%
Bank of America Corp.- Series L, 7.250%	10,469	12,764,328
Diversified Financial Services — 0.2%
AMG Capital Trust II, 5.150%, 10/15/37	39,936	2,174,515
Total Convertible Preferred Stocks (Cost $14,315,586)		14,938,843

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-296

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Preferred Stocks—0.4%
Security Description	Shares/ Principal Amount*	Value

Electric Utilities — 0.4%
NextEra Energy, Inc., 6.926%, 09/01/25 (Cost $5,862,218)	120,740	$4,940,681

Mortgage-Backed Securities—0.3%
Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (e)	477,527	442,956
PRPM LLC
4.000%, 11/25/53 (144A) (f)	204,616	199,821
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	514,823	433,317
VM Master Issuer LLC
6.163%, 05/24/25 (144A) (f)	302,712	291,462
		1,367,556
Commercial Mortgage-Backed Securities — 0.2%
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	590,585
GS Mortgage Securities Trust
3.805%, 10/10/35 (144A) (e)	440,000	419,086
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,187,250
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	719,277	603,419
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	327,526
		3,127,866
Total Mortgage-Backed Securities (Cost $5,035,405)		4,495,422

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	152,642

Short-Term Investments—14.0%
Mutual Funds—0.0%
State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund, 4.527% (h)	28,155	28,155

Repurchase Agreement—11.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $156,300,095; collateralized by U.S. Treasury Notes at 4.250%, maturing 12/31/26, with a market value of $159,397,576	156,271,880	156,271,880
U.S. Treasury—2.4%
U.S. Treasury Bills
4.238%, 04/03/25 (i)	4,455,000	4,407,425
4.297%, 05/08/25 (a) (i) (j)	27,000,000	26,608,442
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
4.348%, 03/11/25 (i) (k)	400,000	$396,835
		31,412,702
Total Short-Term Investments (Cost $187,694,164)		187,712,737

Securities Lending Reinvestments (l)—4.2%
Certificates of Deposit—0.1%
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (e)	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.750%, SOFR + 0.220%, 01/27/25 (e)	1,000,000	999,999
		1,999,999
Repurchase Agreements—3.7%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $1,100,272; collateralized by various Common Stock with an aggregate market value of $1,224,859	1,100,000	1,100,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $6,351,573; collateralized by various Common Stock with an aggregate market value of $7,070,779	6,350,000	6,350,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $5,001,253; collateralized by various Common Stock with an aggregate market value of $5,567,542	5,000,000	5,000,000
Barclays Bank PLC
Repurchase Agreement dated 12/31/24 at 4.680%, due on 04/07/25 with a maturity value of $2,025,220; collateralized by various Common Stock with an aggregate market value of $2,228,677	2,000,000	2,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $4,000,982; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $4,097,197	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $2,050,969; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $3,955,889; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $4,034,020	3,954,922	3,954,922
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $3,202,775; collateralized by various Common Stock with an aggregate market value of $3,569,215	3,200,000	3,200,000
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-297

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $2,000,502; collateralized by various Common Stock with an aggregate market value of $2,230,880	2,000,000	$2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $5,001,236; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $5,100,007	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $4,000,984; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $4,081,004	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $9,502,338; collateralized by various Common Stock with an aggregate market value of $10,452,573	9,500,000	9,500,000
		50,104,922

Mutual Funds—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (h)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (h)	2,000,000	2,000,000
		5,000,000
Total Securities Lending Reinvestments (Cost $57,104,922)		57,104,921
Total Investments—102.7% (Cost $1,299,101,909)		1,379,290,386
Other assets and liabilities (net)—(2.7)%		(35,946,238)
Net Assets—100.0%		$1,343,344,148

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was $662,198, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $81,429,674 and the collateral received consisted of cash in the amount of $57,104,922 and non-cash collateral with a value of $26,475,209. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Interest only security.
(h)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of December 31, 2024, the market value of securities pledged was $20,360,386.
(k)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2024, the market value of securities pledged was $396,835.
(l)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$102,552,264, which is 7.6% of net assets.

Country Diversification as of December 31, 2024 (Unaudited)	% of Net Assets
United States	55.3
France	4.2
United Kingdom	3.9
Japan	3.1
Germany	2.5
Spain	2.0
Singapore	1.3
South Korea	1.2
Australia	1.1
Taiwan	1.1
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-298

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Northwestern Mutual Life Insurance Co., 6.063%, 03/30/40	01/24/24	USD	230,000	$239,141	$235,512
Pacific Life Insurance Co., 4.300%, 10/24/67	10/17/17-06/24/19	USD	97,000	95,481	76,219
Sberbank of Russia PJSC	06/15/17		2,160	5,440	0
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39	01/24/24	USD	316,000	358,141	350,467
					$662,198
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$77,794,699	$745,078,977	$168 ,269,163	$797,409,100
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2024 were as follows:
Purchases	Sales
$1,166,950	$1,552,882
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(10,152,502)	$—	$—	$—	$(10,152,502)
Corporate Bonds & Notes	(7,172,092)	—	—	—	(7,172,092)
Convertible Bonds	(29,541,917)	—	—	—	(29,541,917)
Mutual Funds	(10,238,411)	—	—	—	(10,238,411)
Total Borrowings	$(57,104,922)	$—	$—	$—	$(57,104,922)
Gross amount of recognized liabilities for securities lending transactions					$(57,104,922)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,760,099	SSBT	01/29/25	USD	2,054,808	$(110,379)
EUR	2,682,889	RBC	01/29/25	USD	2,822,482	(40,545)
EUR	3,786,000	SSBT	01/29/25	USD	4,127,867	(202,094)
HKD	27,253,183	SSBT	02/03/25	USD	3,512,507	(2,546)
JPY	265,815,000	CBNA	01/29/25	USD	1,771,114	(77,321)
JPY	2,041,480,395	RBC	01/22/25	USD	13,364,156	(366,472)

Contracts to Deliver
AUD	6,870,772	RBC	01/29/25	USD	4,579,809	327,052
EUR	1,414,468	CBNA	01/29/25	USD	1,498,889	32,202
EUR	13,080,713	RBC	01/22/25	USD	13,785,554	225,662
EUR	2,353,527	RBC	01/29/25	USD	2,565,817	125,402
EUR	693,172	SSBT	01/29/25	USD	728,250	9,487
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-299

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	6,625,443	SSBT	01/29/25	USD	7,183,242	$313,198
JPY	986,065,146	SSBT	01/29/25	USD	6,566,715	283,434
Net Unrealized Appreciation						$517,080
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	03/17/25	449	AUD	50,681,023	$(502,448)
Euro-Bund Futures	03/06/25	586	EUR	78,195,840	(2,151,422)
S&P 500 Equal Weight Index E-Mini Futures	03/21/25	93	USD	13,293,420	(458,490)
S&P 500 Index E-Mini Futures	03/21/25	510	USD	151,361,625	(5,600,168)
S&P Midcap 400 Index E-Mini Futures	03/21/25	42	USD	13,216,140	(718,474)
TOPIX Index Futures	03/13/25	65	JPY	1,811,225,000	148,659
U.S. Treasury Long Bond Futures	03/20/25	52	USD	5,919,875	(144,642)
U.S. Treasury Note 2 Year Futures	03/31/25	46	USD	9,458,031	(1,870)
U.S. Treasury Ultra Long Bond Futures	03/20/25	34	USD	4,042,813	(133,340)

Futures Contracts—Short
Euro STOXX 50 Index Futures	03/21/25	(106)	EUR	(5,173,860)	104,019
FTSE 100 Index Futures	03/21/25	(14)	GBP	(1,145,270)	23,915
MSCI Emerging Markets Index Mini Futures	03/21/25	(103)	USD	(5,530,070)	171,797
SPI 200 Index Futures	03/20/25	(56)	AUD	(11,407,200)	163,714
U.S. Treasury Note 2 Year Futures	03/31/25	(487)	USD	(100,131,766)	17,896
U.S. Treasury Note 5 Year Futures	03/31/25	(72)	USD	(7,653,938)	45,104
U.S. Treasury Note 10 Year Futures	03/20/25	(271)	USD	(29,471,250)	209,437
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	(50)	USD	(5,565,625)	85,568
Net Unrealized Depreciation					$(8,740,745)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.314%	Annually	09/27/34	USD	72,000,000	$(4,368,415)	$5,601	$(4,374,016)
Pay	12M SOFR	Annually	3.379%	Annually	08/30/34	USD	49,000,000	(2,699,353)	(3,013)	(2,696,340)
Pay	12M SOFR	Annually	3.384%	Annually	08/06/34	USD	87,000,000	(4,730,710)	(1,808)	(4,728,902)
Pay	12M SOFR	Annually	3.704%	Annually	04/05/35	USD	124,710,000	(3,853,024)	(122,071)	(3,730,953)
Pay	12M SOFR	Annually	3.776%	Annually	01/25/35	USD	85,330,000	(2,085,873)	(6,523)	(2,079,350)
Totals								$(17,737,375)	$(127,814)	$(17,609,561)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-300

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a) (b)	$612,104	Unrealized depreciation on futures contracts (a) (b)	$6,777,132
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,316,437	Unrealized depreciation on forward foreign currency exchange contracts	799,357
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (b) (c)	17,609,561
	Unrealized appreciation on futures contracts (a) (b)	358,005	Unrealized depreciation on futures contracts (a) (b)	2,933,722
Total		$2,286,546		$28,119,772

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$32,202	$(32,202)	$—	$—
Royal Bank of Canada	678,116	(407,017)	—	271,099
State Street Bank and Trust Co.	606,119	(315,019)	—	291,100
	$1,316,437	$(754,238)	$—	$562,199
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank NA	$77,321	$(32,202)	$—	$45,119
Royal Bank of Canada	407,017	(407,017)	—	—
State Street Bank and Trust Co.	315,019	(315,019)	—	—
	$799,357	$(754,238)	$—	$45,119

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$1,270,412	$1,270,412
Futures contracts	1,424,770	30,105,008	—	31,529,778
Swap contracts	8,643,676	—	—	8,643,676
	$10,068,446	$30,105,008	$1,270,412	$41,443,866
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-301

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$4,896,680	$4,896,680
Futures contracts	(6,105,766)	(15,714,245)	—	(21,820,011)
Swap contracts	(35,836,601)	—	—	(35,836,601)
	$(41,942,367)	$(15,714,245)	$4,896,680	$(52,759,932)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$94,119,607
Futures contracts long	397,568,948
Futures contracts short	(197,413,846)
Swap contracts	434,808,333

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,712,697	$7,612,041	$—	$9,324,738
Air Freight & Logistics	1,600,098	—	—	1,600,098
Automobile Components	179,534	1,157,813	—	1,337,347
Automobiles	4,561,777	1,825,453	—	6,387,230
Banks	23,612,585	28,077,500	0	51,690,085
Beverages	6,389,269	9,338,145	—	15,727,414
Biotechnology	9,477,369	—	—	9,477,369
Broadline Retail	20,873,959	3,017,364	—	23,891,323
Building Products	1,994,161	—	—	1,994,161
Capital Markets	12,659,328	15,814,944	—	28,474,272
Chemicals	2,007,558	7,277,805	—	9,285,363
Commercial Services & Supplies	816,430	—	—	816,430
Communications Equipment	1,094,063	—	—	1,094,063
Construction & Engineering	1,765,271	2,031,568	—	3,796,839
Construction Materials	978,854	—	—	978,854
Consumer Finance	3,007,310	—	—	3,007,310
Consumer Staples Distribution & Retail	814,278	3,455,796	—	4,270,074
Containers & Packaging	2,748,470	—	—	2,748,470
Distributors	350,827	—	—	350,827
Diversified Telecommunication Services	451,167	7,845,290	—	8,296,457
Electric Utilities	8,352,728	4,324,260	—	12,676,988
Electrical Equipment	2,500,548	3,963,957	—	6,464,505
Electronic Equipment, Instruments & Components	926,981	3,951,686	—	4,878,667
Energy Equipment & Services	2,930,266	—	—	2,930,266
Entertainment	5,418,837	1,267,959	—	6,686,796
Financial Services	15,179,507	—	—	15,179,507
Food Products	620,717	4,534,729	—	5,155,446
Ground Transportation	2,382,663	—	—	2,382,663
Health Care Equipment & Supplies	5,667,415	4,459,490	—	10,126,905
Health Care Providers & Services	10,562,693	—	—	10,562,693
Health Care REITs	1,135,908	—	—	1,135,908
Hotel & Resort REITs	619,664	—	—	619,664
Hotels, Restaurants & Leisure	14,014,704	4,670,834	—	18,685,538
Household Durables	1,212,013	5,399,624	—	6,611,637
Household Products	967,005	51,361	—	1,018,366
Industrial Conglomerates	3,505,596	2,838,348	—	6,343,944
Industrial REITs	1,120,112	745,259	—	1,865,371
Insurance	7,671,775	17,176,072	—	24,847,847
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-302

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$16,826,464	$4,586,665	$—	$21,413,129
IT Services	7,732,678	4,115,347	—	11,848,025
Leisure Products	—	822,896	—	822,896
Life Sciences Tools & Services	3,113,247	1,661,885	—	4,775,132
Machinery	7,311,718	6,073,325	—	13,385,043
Media	1,475,421	—	—	1,475,421
Metals & Mining	—	3,580,273	—	3,580,273
Multi-Utilities	2,397,926	678,296	—	3,076,222
Oil, Gas & Consumable Fuels	13,526,565	4,496,012	—	18,022,577
Passenger Airlines	389,790	—	—	389,790
Personal Care Products	450,725	—	—	450,725
Pharmaceuticals	10,875,741	10,846,825	—	21,722,566
Professional Services	857,825	5,980,199	—	6,838,024
Real Estate Management & Development	407,787	1,234,192	—	1,641,979
Residential REITs	1,432,311	—	—	1,432,311
Retail REITs	1,707,837	—	—	1,707,837
Semiconductors & Semiconductor Equipment	46,066,519	12,608,073	—	58,674,592
Software	28,253,866	3,811,689	—	32,065,555
Specialized REITs	3,180,546	—	—	3,180,546
Specialty Retail	9,300,364	1,931,133	—	11,231,497
Technology Hardware, Storage & Peripherals	18,264,212	685,888	—	18,950,100
Textiles, Apparel & Luxury Goods	295,182	10,369,264	—	10,664,446
Tobacco	839,682	1,644,982	—	2,484,664
Trading Companies & Distributors	275,279	2,717,036	—	2,992,315
Wireless Telecommunication Services	328,226	—	—	328,226
Total Common Stocks	357,194,048	218,681,278	0	575,875,326
Total Convertible Bonds*	—	247,238,903	—	247,238,903
Total Corporate Bonds & Notes*	—	151,818,730	—	151,818,730
Total U.S. Treasury & Government Agencies*	—	88,807,374	—	88,807,374
Total Mutual Funds*	27,557,225	—	—	27,557,225
Total Asset-Backed Securities*	—	18,647,582	—	18,647,582
Total Convertible Preferred Stocks*	14,938,843	—	—	14,938,843
Total Preferred Stocks*	4,940,681	—	—	4,940,681
Total Mortgage-Backed Securities*	—	4,495,422	—	4,495,422
Total Municipals*	—	152,642	—	152,642
Short-Term Investments
Mutual Funds	28,155	—	—	28,155
Repurchase Agreement	—	156,271,880	—	156,271,880
U.S. Treasury	—	31,412,702	—	31,412,702
Total Short-Term Investments	28,155	187,684,582	—	187,712,737
Securities Lending Reinvestments
Certificates of Deposit	—	1,999,999	—	1,999,999
Repurchase Agreements	—	50,104,922	—	50,104,922
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	52,104,921	—	57,104,921
Total Investments	$409,658,952	$969,631,434	$0	$1,379,290,386
Collateral for Securities Loaned (Liability)	$—	$(57,104,922)	$—	$(57,104,922)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,316,437	$—	$1,316,437
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(799,357)	—	(799,357)
Total Forward Contracts	$—	$517,080	$—	$517,080
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$970,109	$—	$—	$970,109
Futures Contracts (Unrealized Depreciation)	(9,710,854)	—	—	(9,710,854)
Total Futures Contracts	$(8,740,745)	$—	$—	$(8,740,745)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-303

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(17,609,561)	$—	$(17,609,561)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
During the year ended December 31, 2024, a transfer out of Level 3 in the amount of $453,676 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,308,868,413
Gross unrealized appreciation	112,646,062
Gross unrealized (depreciation)	(60,026,259)
Net unrealized appreciation (depreciation)	$52,619,803
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-304

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,223,018,506
Repurchase Agreements at value which equals cost	156,271,880
Cash	10,611
Cash denominated in foreign currencies (c)	4,747,547
Cash collateral (d)	14,505,011
Unrealized appreciation on forward foreign currency exchange contracts	1,316,437
Receivable for:
Investments sold	1,127,699
Fund shares sold	568,952
Dividends and interest	4,621,911
Prepaid expenses	4,912
Total Assets	1,406,193,466
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	799,357
Collateral for securities loaned	57,104,922
Payable for:
Investments purchased	1,847,878
Fund shares redeemed	214,385
Foreign taxes	670,859
Variation margin on futures contracts	248,082
Variation margin on centrally cleared swap contracts	272,366
Accrued Expenses:
Management fees	781,638
Distribution and service fees	292,486
Deferred trustees’ fees	266,319
Other expenses	351,026
Total Liabilities	62,849,318
Net Assets	$1,343,344,148
Net Assets Consist of:
Paid in surplus	$1,306,044,578
Distributable earnings (Accumulated losses) (e)	37,299,570
Net Assets	$1,343,344,148
Net Assets
Class B	$1,343,344,148
Capital Shares Outstanding*
Class B	126,264,218
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.64

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,142,830,029.
(b)	Includes securities loaned at value of $81,429,674.
(c)	Identified cost of cash denominated in foreign currencies was $4,779,905.
(d)	Includes collateral of $14,427,011 for futures contracts and $78,000 for centrally cleared swap contracts.
(e)	Includes foreign capital gains tax of $670,859.
Consolidated§ Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$15,558,548
Interest (b)	28,057,820
Securities lending income	444,454
Total investment income	44,060,822
Expenses
Management fees	10,417,989
Administration fees	98,651
Custodian and accounting fees	301,274
Distribution and service fees—Class B	3,568,925
Audit and tax services	129,163
Legal	59,483
Trustees’ fees and expenses	74,205
Shareholder reporting	64,443
Insurance	12,717
Miscellaneous	59,750
Total expenses	14,786,600
Less management fee waiver	(888,785)
Net expenses	13,897,815
Net Investment Income	30,163,007
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	60,829,563
Futures contracts	31,529,778
Swap contracts	8,643,676
Foreign currency transactions	(863,087)
Forward foreign currency transactions	1,270,412
Net realized gain (loss)	101,410,342
Net change in unrealized appreciation (depreciation) on:
Investments (d)	(1,881,773)
Futures contracts	(21,820,011)
Swap contracts	(35,836,601)
Foreign currency transactions	(180,582)
Forward foreign currency transactions	4,896,680
Net change in unrealized appreciation (depreciation)	(54,822,287)
Net realized and unrealized gain (loss)	46,588,055
Net Increase (Decrease) in Net Assets From Operations	$76,751,062

(a)	Net of foreign withholding taxes of $756,032.
(b)	Net of foreign withholding taxes of $23,947.
(c)	Net of foreign capital gains tax of $44,744.
(d)	Includes change in foreign capital gains tax of $(91,788).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-305

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$30,163,007	$24,100,517
Net realized gain (loss)	101,410,342	(41,666,674)
Net change in unrealized appreciation (depreciation)	(54,822,287)	160,632,494
Increase (decrease) in net assets from operations	76,751,062	143,066,337
From Distributions to Shareholders
Class B	(13,275,875)	(25,546,439)
Total distributions	(13,275,875)	(25,546,439)
Increase (decrease) in net assets from capital share transactions	(184,485,717)	(154,652,558)
Total increase (decrease) in net assets	(121,010,530)	(37,132,660)
Net Assets
Beginning of period	1,464,354,678	1,501,487,338
End of period	$1,343,344,148	$1,464,354,678

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	1,677,131	$17,893,544	2,116,780	$20,376,529
Reinvestments	1,261,965	13,275,875	2,630,941	25,546,439
Redemptions	(20,352,696)	(215,655,136)	(20,811,967)	(200,575,526)
Net increase (decrease)	(17,413,600)	$(184,485,717)	(16,064,246)	$(154,652,558)
Increase (decrease) derived from capital shares transactions		$(184,485,717)		$(154,652,558)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-306

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.19	$9.40	$13.51	$13.07	$12.27
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.16	0.11	0.11	0.12
Net realized and unrealized gain (loss)	0.33	0.80	(2.46)	1.12	1.28
Total income (loss) from investment operations	0.55	0.96	(2.35)	1.23	1.40
Less Distributions
Distributions from net investment income	(0.10)	(0.17)	(0.29)	(0.07)	(0.28)
Distributions from net realized capital gains	0.00	0.00	(1.47)	(0.72)	(0.32)
Total distributions	(0.10)	(0.17)	(1.76)	(0.79)	(0.60)
Net Asset Value, End of Period	$10.64	$10.19	$9.40	$13.51	$13.07
Total Return (%) (b)	5.29	10.28 (c)(d)	(17.54)	9.64	12.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04	1.04	1.03	1.02	1.03
Net ratio of expenses to average net assets (%) (e)	0.97	0.97	0.96	0.96	0.97
Ratio of net investment income (loss) to average net assets (%)	2.11	1.64	1.05	0.79	1.04
Portfolio turnover rate (%)	69 (f)	48 (f)	58 (f)	61 (f)	51 (f)
Net assets, end of period (in millions)	$1,343.3	$1,464.4	$1,501.5	$2,046.3	$2,070.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	During 2023, 0.54% of the Portfolio’s total return for Class B consists of a voluntary reimbursement by the subadviser. Excluding this item, total return would have been 9.74%.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 69%, 48%, 53%, 60% and 49% for years ended December 31, 2024, 2023, 2022, 2021 and 2020 respectively.

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-307

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.3%
Archer Aviation, Inc. - Class A (a)	15,034	$146,581
StandardAero, Inc. (a)	12,686	314,105
V2X, Inc. (a)	12,244	585,631
		1,046,317
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. (a) (b)	47,248	316,562
Automobile Components — 1.5%
Adient PLC (a)	38,346	660,702
American Axle & Manufacturing Holdings, Inc. (a)	51,668	301,224
Dana, Inc.	41,428	478,908
Goodyear Tire & Rubber Co. (a) (b)	35,653	320,877
Modine Manufacturing Co. (a)	15,476	1,794,133
Phinia, Inc.	23,437	1,128,960
		4,684,804
Banks — 19.9%
1st Source Corp.	3,745	218,633
Amalgamated Financial Corp.	33,879	1,133,930
Amerant Bancorp, Inc.	7,353	164,781
Ameris Bancorp	36,685	2,295,380
Associated Banc-Corp.	6,568	156,975
Atlantic Union Bankshares Corp. (b)	8,323	315,275
Axos Financial, Inc. (a)	16,403	1,145,750
Banc of California, Inc.	86,047	1,330,287
Bancorp, Inc. (a) (b)	29,683	1,562,216
Bank of NT Butterfield & Son Ltd.	46,340	1,693,727
BankUnited, Inc.	26,042	994,023
Banner Corp.	19,518	1,303,217
Bridgewater Bancshares, Inc. (a)	4,213	56,918
Brookline Bancorp, Inc.	36,059	425,496
Business First Bancshares, Inc.	26,552	682,386
Byline Bancorp, Inc.	37,327	1,082,483
Cadence Bank	10,286	354,353
Capital City Bank Group, Inc.	5,124	187,795
Capitol Federal Financial, Inc.	49,507	292,586
Central Pacific Financial Corp.	15,287	444,087
CNB Financial Corp.	8,628	214,492
Community Financial System, Inc.	4,558	281,137
Community Trust Bancorp, Inc.	4,798	254,438
ConnectOne Bancorp, Inc.	60,753	1,391,851
CrossFirst Bankshares, Inc. (a)	9,397	142,365
Customers Bancorp, Inc. (a)	24,427	1,189,106
CVB Financial Corp.	14,257	305,242
Dime Community Bancshares, Inc.	8,359	256,914
Eastern Bankshares, Inc.	104,508	1,802,763
Enterprise Financial Services Corp.	37,176	2,096,726
Equity Bancshares, Inc. - Class A	29,926	1,269,461
FB Financial Corp.	5,166	266,101
First BanCorp	90,494	1,682,284
First Bancshares, Inc.	31,599	1,105,965
First Commonwealth Financial Corp.	6,128	103,686
First Financial Corp.	15,573	719,317
First Interstate BancSystem, Inc. - Class A	6,775	219,984
First Merchants Corp.	29,618	1,181,462
Security Description	Shares	Value
Banks—(Continued)
First Mid Bancshares, Inc.	8,288	$305,164
Glacier Bancorp, Inc.	6,306	316,687
Hancock Whitney Corp.	20,294	1,110,488
Hanmi Financial Corp.	38,349	905,803
Heartland Financial USA, Inc.	5,438	333,377
Heritage Commerce Corp.	109,087	1,023,236
Hilltop Holdings, Inc.	26,804	767,399
Home BancShares, Inc.	26,767	757,506
HomeTrust Bancshares, Inc.	8,347	281,127
Hope Bancorp, Inc.	37,387	459,486
Independent Bank Corp.	12,329	791,399
Mercantile Bank Corp.	3,379	150,332
Metropolitan Bank Holding Corp. (a)	10,320	602,688
Mid Penn Bancorp, Inc.	3,362	96,960
Midland States Bancorp, Inc.	5,583	136,225
MVB Financial Corp.	2,475	51,233
National Bank Holdings Corp. - Class A	5,078	218,659
Nicolet Bankshares, Inc.	933	97,881
OceanFirst Financial Corp.	69,151	1,251,633
OFG Bancorp	37,701	1,595,506
Old National Bancorp	150,481	3,266,190
Old Second Bancorp, Inc.	74,854	1,330,904
Orrstown Financial Services, Inc.	4,168	152,591
Pathward Financial, Inc.	34,728	2,555,286
Peapack-Gladstone Financial Corp.	11,287	361,748
Pinnacle Financial Partners, Inc.	9,105	1,041,521
Preferred Bank	8,992	776,729
Premier Financial Corp.	23,468	600,077
QCR Holdings, Inc.	26,017	2,098,011
Seacoast Banking Corp. of Florida	19,708	542,561
Sierra Bancorp	4,972	143,790
South Plains Financial, Inc.	16,098	559,406
Southern Missouri Bancorp, Inc.	3,912	224,431
Southside Bancshares, Inc. (b)	15,703	498,727
SouthState Corp. (b)	11,821	1,175,953
Texas Capital Bancshares, Inc. (a)	3,745	292,859
Towne Bank	15,527	528,850
TriCo Bancshares	11,210	489,877
Trustmark Corp.	5,442	192,484
UMB Financial Corp. (b)	10,433	1,177,468
United Bankshares, Inc.	16,239	609,774
United Community Banks, Inc.	12,225	394,990
Unity Bancorp, Inc.	7,823	341,161
Veritex Holdings, Inc.	37,803	1,026,730
WaFd, Inc.	6,486	209,109
WesBanco, Inc. (b)	8,287	269,659
Wintrust Financial Corp.	9,627	1,200,583
WSFS Financial Corp.	10,288	546,601
		64,184,451
Beverages — 0.2%
Primo Brands Corp. - Class A	25,264	777,373
Biotechnology — 3.2%
ACELYRIN, Inc. (a)	87,745	275,519
Akero Therapeutics, Inc. (a)	18,688	519,900
See accompanying notes to financial statements.
BHFTI-308

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Aurinia Pharmaceuticals, Inc. (a)	41,117	$369,231
Avidity Biosciences, Inc. (a)	6,357	184,862
Beam Therapeutics, Inc. (a) (b)	31,130	772,024
Biohaven Ltd. (a)	1,004	37,499
Cytokinetics, Inc. (a) (b)	12,848	604,370
Denali Therapeutics, Inc. (a)	10,127	206,388
Enanta Pharmaceuticals, Inc. (a)	19,641	112,936
Erasca, Inc. (a) (b)	208,897	524,331
Intellia Therapeutics, Inc. (a) (b)	20,107	234,448
iTeos Therapeutics, Inc. (a)	95,817	735,875
Neurogene, Inc. (a) (b)	33,685	770,039
Prothena Corp. PLC (a)	41,598	576,132
Relay Therapeutics, Inc. (a)	69,190	285,063
Syndax Pharmaceuticals, Inc. (a) (b)	32,045	423,635
Tenaya Therapeutics, Inc. (a) (b)	359,172	513,616
Travere Therapeutics, Inc. (a) (b)	43,071	750,297
Veracyte, Inc. (a)	27,890	1,104,444
Verve Therapeutics, Inc. (a)	14,646	82,603
Vir Biotechnology, Inc. (a)	64,104	470,523
Viridian Therapeutics, Inc. (a) (b)	38,015	728,748
Zentalis Pharmaceuticals, Inc. (a)	47,514	143,967
		10,426,450
Building Products — 1.8%
Gibraltar Industries, Inc. (a)	1,398	82,342
Griffon Corp.	30,338	2,162,189
Masterbrand, Inc. (a)	7,791	113,827
Quanex Building Products Corp. (b)	5,400	130,896
Resideo Technologies, Inc. (a)	55,358	1,276,002
UFP Industries, Inc.	16,675	1,878,439
		5,643,695
Capital Markets — 1.0%
BGC Group, Inc. - Class A	51,816	469,453
Open Lending Corp. (a) (b)	24,341	145,316
StoneX Group, Inc. (a)	11,419	1,118,719
Victory Capital Holdings, Inc. - Class A	5,092	333,322
Virtus Investment Partners, Inc.	4,779	1,054,152
		3,120,962
Chemicals — 1.2%
AdvanSix, Inc.	2,066	58,860
Avient Corp.	17,104	698,870
Ecovyst, Inc. (a)	11,388	87,004
HB Fuller Co.	16,856	1,137,443
Innospec, Inc.	8,392	923,624
Minerals Technologies, Inc.	5,439	414,506
Perimeter Solutions, Inc. (a)	18,765	239,817
Tronox Holdings PLC	29,659	298,666
		3,858,790
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	41,431	2,120,438
ACCO Brands Corp.	22,520	118,230
CoreCivic, Inc. (a)	32,778	712,594
Security Description	Shares	Value
Commercial Services & Supplies—(Continued)
GEO Group, Inc. (a)	38,134	$1,066,989
Healthcare Services Group, Inc. (a)	48,629	564,826
		4,583,077
Communications Equipment — 1.0%
Digi International, Inc. (a)	32,933	995,565
Extreme Networks, Inc. (a)	56,456	945,073
NETGEAR, Inc. (a)	45,744	1,274,885
		3,215,523
Construction & Engineering — 3.3%
API Group Corp. (a)	33,017	1,187,622
Arcosa, Inc.	21,172	2,048,179
Comfort Systems USA, Inc.	1,196	507,176
Fluor Corp. (a)	21,078	1,039,567
MYR Group, Inc. (a) (b)	8,904	1,324,648
Primoris Services Corp.	39,161	2,991,900
Tutor Perini Corp. (a)	60,349	1,460,446
		10,559,538
Construction Materials — 0.4%
Summit Materials, Inc. - Class A (a)	25,708	1,300,825
Consumer Finance — 1.1%
Enova International, Inc. (a)	27,120	2,600,266
LendingClub Corp. (a)	44,615	722,317
PRA Group, Inc. (a)	11,141	232,735
		3,555,318
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	17,434	706,426
Sprouts Farmers Market, Inc. (a)	5,928	753,271
United Natural Foods, Inc. (a)	6,147	167,874
		1,627,571
Containers & Packaging — 0.2%
Greif, Inc. - Class A	7,654	467,813
O-I Glass, Inc. (a)	19,899	215,705
		683,518
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. (a)	18,383	1,670,096
KinderCare Learning Cos., Inc. (a)	51,543	917,465
Laureate Education, Inc. (a)	26,258	480,259
Perdoceo Education Corp.	20,294	537,182
Stride, Inc. (a) (b)	1,599	166,184
		3,771,186
Diversified REITs — 1.4%
Alexander & Baldwin, Inc.	17,328	307,399
American Assets Trust, Inc.	17,289	454,009
Armada Hoffler Properties, Inc.	15,968	163,353
Broadstone Net Lease, Inc.	87,131	1,381,898
Empire State Realty Trust, Inc. - Class A (b)	72,915	752,483
See accompanying notes to financial statements.
BHFTI-309

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified REITs—(Continued)
Essential Properties Realty Trust, Inc.	47,102	$1,473,350
		4,532,492
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc. (a) (b)	23,395	493,635
ATN International, Inc.	3,196	53,725
Liberty Latin America Ltd. - Class C (a)	191,012	1,211,016
Lumen Technologies, Inc. (a)	186,682	991,281
		2,749,657
Electric Utilities — 1.5%
IDACORP, Inc.	13,684	1,495,388
Portland General Electric Co.	45,689	1,992,954
TXNM Energy, Inc. (b)	29,396	1,445,401
		4,933,743
Electrical Equipment — 0.1%
Sunrun, Inc. (a)	21,135	195,499
Electronic Equipment, Instruments & Components — 3.5%
Bel Fuse, Inc. - Class A (b)	7,664	690,373
Benchmark Electronics, Inc.	43,423	1,971,404
Daktronics, Inc. (a)	71,888	1,212,032
Knowles Corp. (a)	96,108	1,915,432
Plexus Corp. (a)	4,784	748,600
Sanmina Corp. (a)	26,734	2,022,962
ScanSource, Inc. (a)	19,217	911,847
TTM Technologies, Inc. (a)	33,206	821,849
Vishay Intertechnology, Inc. (b)	29,227	495,105
Vishay Precision Group, Inc. (a)	20,095	471,630
		11,261,234
Energy Equipment & Services — 1.9%
Expro Group Holdings NV (a)	21,723	270,886
Helix Energy Solutions Group, Inc. (a)	15,611	145,494
Helmerich & Payne, Inc. (b)	17,152	549,207
Liberty Energy, Inc. (b)	100,271	1,994,390
Noble Corp. PLC (b)	17,035	534,899
Patterson-UTI Energy, Inc.	111,446	920,544
Select Water Solutions, Inc.	77,437	1,025,266
Valaris Ltd. (a) (b)	16,978	751,107
		6,191,793
Entertainment — 0.2%
Cinemark Holdings, Inc. (a) (b)	5,446	168,717
Vivid Seats, Inc. - Class A (a)	75,534	349,722
		518,439
Financial Services — 4.1%
Banco Latinoamericano de Comercio Exterior SA	16,656	592,454
Enact Holdings, Inc.	44,228	1,432,103
Essent Group Ltd.	41,336	2,250,332
Jackson Financial, Inc. - Class A	17,431	1,517,891
Marqeta, Inc. - Class A (a)	117,474	445,226
Merchants Bancorp	14,692	535,817
Security Description	Shares	Value
Financial Services—(Continued)
Mr. Cooper Group, Inc. (a)	27,622	$2,651,988
NMI Holdings, Inc. (a)	34,772	1,278,219
PennyMac Financial Services, Inc.	7,640	780,350
Radian Group, Inc.	48,647	1,543,083
StoneCo Ltd. - Class A (a) (b)	24,475	195,066
		13,222,529
Food Products — 1.1%
Cal-Maine Foods, Inc.	13,367	1,375,732
Dole PLC	87,822	1,189,110
Fresh Del Monte Produce, Inc.	18,369	610,034
Utz Brands, Inc. (b)	24,355	381,399
		3,556,275
Gas Utilities — 1.7%
Chesapeake Utilities Corp.	5,570	675,919
New Jersey Resources Corp.	20,463	954,599
Northwest Natural Holding Co.	16,298	644,749
ONE Gas, Inc.	23,044	1,595,797
Southwest Gas Holdings, Inc.	13,981	988,597
Spire, Inc. (b)	8,860	600,974
		5,460,635
Ground Transportation — 0.2%
ArcBest Corp.	8,361	780,249
Health Care Equipment & Supplies — 1.5%
Alphatec Holdings, Inc. (a)	62,397	572,804
Embecta Corp.	11,240	232,106
ICU Medical, Inc. (a)	9,657	1,498,477
Inari Medical, Inc. (a)	7,433	379,455
Inmode Ltd. (a) (b)	53,288	889,910
Omnicell, Inc. (a) (b)	21,475	956,067
OraSure Technologies, Inc. (a)	56,556	204,167
		4,732,986
Health Care Providers & Services — 1.0%
Addus HomeCare Corp. (a)	11,781	1,476,748
Option Care Health, Inc. (a)	22,725	527,220
Pediatrix Medical Group, Inc. (a)	89,034	1,168,126
		3,172,094
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	44,213	1,256,533
CareTrust REIT, Inc.	23,486	635,296
Community Healthcare Trust, Inc.	7,737	148,628
Sabra Health Care REIT, Inc.	112,056	1,940,810
		3,981,267
Health Care Technology — 0.1%
Health Catalyst, Inc. (a)	42,509	300,539
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	53,501	821,240
Chatham Lodging Trust	36,667	328,170
See accompanying notes to financial statements.
BHFTI-310

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Hotel & Resort REITs—(Continued)
DiamondRock Hospitality Co.	105,152	$949,522
Ryman Hospitality Properties, Inc.	10,899	1,137,202
Xenia Hotels & Resorts, Inc.	68,457	1,017,271
		4,253,405
Hotels, Restaurants & Leisure — 0.6%
Biglari Holdings, Inc. - Class B (a) (b)	1,068	271,582
Brinker International, Inc. (a)	1,044	138,111
El Pollo Loco Holdings, Inc. (a)	28,445	328,255
Life Time Group Holdings, Inc. (a)	30,359	671,541
Lindblad Expeditions Holdings, Inc. (a) (b)	21,030	249,416
Sweetgreen, Inc. - Class A (a)	4,426	141,897
		1,800,802
Household Durables — 2.3%
Century Communities, Inc. (b)	7,678	563,258
Champion Homes, Inc. (a)	5,662	498,822
Green Brick Partners, Inc. (a)	9,166	517,787
Helen of Troy Ltd. (a)	2,785	166,627
KB Home (b)	16,144	1,060,984
M/I Homes, Inc. (a)	7,954	1,057,484
Meritage Homes Corp.	9,842	1,513,896
Taylor Morrison Home Corp. (a)	21,036	1,287,614
Tri Pointe Homes, Inc. (a)	19,768	716,788
		7,383,260
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. - Class A	20,601	503,695
Clearway Energy, Inc. - Class C	4,381	113,906
Sunnova Energy International, Inc. (a) (b)	23,052	79,068
		696,669
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	5,879	294,714
LXP Industrial Trust	146,914	1,192,942
Plymouth Industrial REIT, Inc. (b)	36,444	648,703
Terreno Realty Corp. (b)	5,157	304,985
		2,441,344
Insurance — 1.2%
CNO Financial Group, Inc.	54,219	2,017,489
Genworth Financial, Inc. (a)	53,232	372,092
Hamilton Insurance Group Ltd. - Class B (a)	30,335	577,275
Oscar Health, Inc. - Class A (a)	13,215	177,609
RLI Corp.	3,010	496,138
Selective Insurance Group, Inc.	2,013	188,256
		3,828,859
Interactive Media & Services — 0.1%
QuinStreet, Inc. (a)	13,808	318,550
Shutterstock, Inc.	4,134	125,467
		444,017
IT Services — 0.6%
ASGN, Inc. (a)	7,005	583,797
Security Description	Shares	Value
IT Services—(Continued)
Core Scientific, Inc. (a) (b)	50,544	$710,143
Unisys Corp. (a)	95,051	601,673
		1,895,613
Leisure Products — 0.6%
Funko, Inc. - Class A (a)	57,359	768,037
Peloton Interactive, Inc. - Class A (a) (b)	118,876	1,034,221
		1,802,258
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp. (a)	85,748	514,059
Cytek Biosciences, Inc. (a)	54,925	356,463
		870,522
Machinery — 1.3%
Blue Bird Corp. (a) (b)	10,529	406,735
Hillman Solutions Corp. (a)	78,460	764,200
Mueller Industries, Inc.	24,515	1,945,511
Terex Corp.	15,107	698,246
Titan International, Inc. (a) (b)	40,108	272,333
		4,087,025
Marine Transportation — 0.7%
Costamare, Inc.	23,071	296,462
Matson, Inc.	14,194	1,913,919
Safe Bulkers, Inc.	40,414	144,278
		2,354,659
Media — 1.0%
AMC Networks, Inc. - Class A (a)	9,066	89,753
EchoStar Corp. - Class A (a) (b)	13,827	316,638
Gray Television, Inc. (b)	32,909	103,663
John Wiley & Sons, Inc. - Class A	20,215	883,598
Magnite, Inc. (a)	63,723	1,014,470
Scholastic Corp. (b)	11,823	252,185
Stagwell, Inc. (a)	87,367	574,875
		3,235,182
Metals & Mining — 1.8%
Arch Resources, Inc.	4,886	690,001
Carpenter Technology Corp.	2,703	458,726
Coeur Mining, Inc. (a) (b)	45,483	260,163
Commercial Metals Co.	45,807	2,272,027
Constellium SE (a)	20,339	208,881
Hecla Mining Co.	158,584	778,647
SunCoke Energy, Inc.	24,567	262,867
Warrior Met Coal, Inc.	16,569	898,703
		5,830,015
Mortgage Real Estate Investment Trusts — 1.0%
BrightSpire Capital, Inc.	53,742	303,105
Dynex Capital, Inc. (b)	13,578	171,762
KKR Real Estate Finance Trust, Inc.	23,194	234,259
Ladder Capital Corp.	152,333	1,704,606
MFA Financial, Inc.	24,704	251,734
See accompanying notes to financial statements.
BHFTI-311

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts—(Continued)
Redwood Trust, Inc.	27,303	$178,289
TPG RE Finance Trust, Inc.	52,724	448,154
		3,291,909
Multi-Utilities — 0.9%
Avista Corp.	4,439	162,601
Black Hills Corp.	14,746	862,936
Northwestern Energy Group, Inc.	8,141	435,218
Unitil Corp.	29,322	1,588,959
		3,049,714
Office REITs — 1.6%
Brandywine Realty Trust	74,521	417,318
City Office REIT, Inc.	17,967	99,178
COPT Defense Properties	73,525	2,275,599
Paramount Group, Inc.	43,297	213,887
Piedmont Office Realty Trust, Inc. - Class A	77,087	705,346
SL Green Realty Corp.	20,048	1,361,660
		5,072,988
Oil, Gas & Consumable Fuels — 4.5%
California Resources Corp.	12,138	629,841
Chord Energy Corp.	3,631	424,537
CNX Resources Corp. (a)	8,591	315,032
CONSOL Energy, Inc.	3,969	423,413
CVR Energy, Inc. (b)	17,978	336,908
Gulfport Energy Corp. (a)	10,520	1,937,784
International Seaways, Inc.	20,023	719,627
Magnolia Oil & Gas Corp. - Class A (b)	11,700	273,546
Matador Resources Co.	26,078	1,467,148
Murphy Oil Corp.	40,167	1,215,453
Ovintiv, Inc.	18,138	734,589
Par Pacific Holdings, Inc. (a)	6,706	109,911
PBF Energy, Inc. - Class A	17,060	452,943
Peabody Energy Corp. (b)	27,148	568,479
Permian Resources Corp. (b)	76,812	1,104,557
REX American Resources Corp. (a)	2,588	107,894
Scorpio Tankers, Inc.	4,934	245,170
SM Energy Co.	51,152	1,982,651
Teekay Tankers Ltd. - Class A	12,748	507,243
Uranium Energy Corp. (a)	53,948	360,912
World Kinect Corp.	23,831	655,591
		14,573,229
Passenger Airlines — 0.8%
Blade Air Mobility, Inc. (a)	25,781	109,569
JetBlue Airways Corp. (a)	55,644	437,362
SkyWest, Inc. (a)	16,317	1,633,821
Sun Country Airlines Holdings, Inc. (a)	26,888	392,027
		2,572,779
Personal Care Products — 0.4%
BellRing Brands, Inc. (a)	7,190	541,695
Edgewell Personal Care Co. (b)	14,566	489,418
Security Description	Shares	Value
Personal Care Products—(Continued)
Honest Co., Inc. (a)	53,964	$373,970
		1,405,083
Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc. (a)	92,030	728,877
ANI Pharmaceuticals, Inc. (a)	13,017	719,580
Pacira BioSciences, Inc. (a) (b)	49,889	939,909
Prestige Consumer Healthcare, Inc. (a)	7,802	609,258
		2,997,624
Professional Services — 1.4%
Barrett Business Services, Inc.	31,226	1,356,457
Conduent, Inc. (a)	144,894	585,372
Heidrick & Struggles International, Inc.	8,073	357,715
IBEX Holdings Ltd. (a)	17,931	385,337
Korn Ferry	21,518	1,451,389
Planet Labs PBC (a)	52,688	212,860
		4,349,130
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. (a)	25,430	83,919
Cushman & Wakefield PLC (a)	80,632	1,054,666
Newmark Group, Inc. - Class A	41,117	526,709
		1,665,294
Residential REITs — 0.5%
Independence Realty Trust, Inc.	60,171	1,193,793
UMH Properties, Inc.	10,830	204,470
Veris Residential, Inc.	18,346	305,094
		1,703,357
Retail REITs — 2.5%
Agree Realty Corp. (b)	8,081	569,307
Curbline Properties Corp.	15,838	367,758
InvenTrust Properties Corp.	25,211	759,607
Kimco Realty Corp.	11,847	277,575
Kite Realty Group Trust (b)	70,170	1,771,091
Macerich Co.	27,210	542,023
Phillips Edison & Co., Inc.	72,041	2,698,656
Retail Opportunity Investments Corp.	58,019	1,007,210
		7,993,227
Semiconductors & Semiconductor Equipment — 1.1%
Ichor Holdings Ltd. (a)	52,264	1,683,946
Rigetti Computing, Inc. (a) (b)	122,164	1,864,223
		3,548,169
Software — 2.3%
Adeia, Inc.	58,583	818,991
Aurora Innovation, Inc. (a) (b)	81,354	512,530
Cipher Mining, Inc. (a)	56,931	264,160
Consensus Cloud Solutions, Inc. (a)	14,312	341,484
Hut 8 Corp. (a)	18,392	376,852
LiveRamp Holdings, Inc. (a)	41,415	1,257,774
MARA Holdings, Inc. (a) (b)	40,160	673,483
See accompanying notes to financial statements.
BHFTI-312

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
ON24, Inc. (a)	65,439	$422,736
OneSpan, Inc. (a)	39,194	726,657
Ooma, Inc. (a)	23,054	324,139
Verint Systems, Inc. (a)	23,320	640,134
Xperi, Inc. (a)	87,664	900,309
		7,259,249
Specialized REITs — 0.7%
Outfront Media, Inc.	18,917	335,588
PotlatchDeltic Corp.	46,122	1,810,288
		2,145,876
Specialty Retail — 3.1%
Abercrombie & Fitch Co. - Class A (a)	3,669	548,405
Academy Sports & Outdoors, Inc. (b)	3,134	180,299
American Eagle Outfitters, Inc.	11,177	186,321
Arko Corp.	29,606	195,103
Asbury Automotive Group, Inc. (a)	7,664	1,862,582
BARK, Inc. (a)	58,257	107,193
Caleres, Inc.	14,496	335,727
Citi Trends, Inc. (a)	10,288	270,060
EVgo, Inc. (a)	45,755	185,308
Foot Locker, Inc. (a)	8,095	176,147
Genesco, Inc. (a)	15,253	652,066
Group 1 Automotive, Inc. (b)	5,579	2,351,437
Lands' End, Inc. (a) (b)	15,758	207,060
Monro, Inc.	9,178	227,614
National Vision Holdings, Inc. (a)	33,045	344,329
Petco Health & Wellness Co., Inc. (a)	57,986	220,927
Shoe Carnival, Inc.	5,034	166,525
Signet Jewelers Ltd.	3,042	245,520
Urban Outfitters, Inc. (a)	11,882	652,084
Victoria's Secret & Co. (a)	20,124	833,536
		9,948,243
Technology Hardware, Storage & Peripherals — 0.0%
Turtle Beach Corp. (a)	7,084	122,624
Textiles, Apparel & Luxury Goods — 0.1%
G-III Apparel Group Ltd. (a)	8,055	262,754
Tobacco — 0.0%
Turning Point Brands, Inc.	2,654	159,505
Trading Companies & Distributors — 2.5%
Beacon Roofing Supply, Inc. (a)	3,884	394,537
BlueLinx Holdings, Inc. (a)	3,904	398,833
Boise Cascade Co.	9,611	1,142,363
DNOW, Inc. (a)	81,088	1,054,955
DXP Enterprises, Inc. (a)	9,015	744,819
GMS, Inc. (a) (b)	3,932	333,552
Hudson Technologies, Inc. (a)	18,168	101,377
MRC Global, Inc. (a)	42,513	543,316
Rush Enterprises, Inc. - Class A	40,649	2,227,159
WESCO International, Inc.	6,746	1,220,756
		8,161,667
Security Description	Shares/ Principal Amount*	Value
Water Utilities — 0.3%
American States Water Co.	5,963	$463,444
Consolidated Water Co. Ltd.	16,895	437,412
		900,856
Wireless Telecommunication Services — 0.3%
Gogo, Inc. (a) (b)	51,827	419,280
Spok Holdings, Inc. (b)	13,572	217,831
Telephone & Data Systems, Inc.	10,780	367,706
		1,004,817
Total Common Stocks (Cost $276,476,500)		312,057,115

Short-Term Investments—2.9%
Repurchase Agreement—2.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $9,308,331; collateralized by U.S. Treasury Note at 4.375%, maturing 12/15/26, with a market value of $9,492,932	9,306,650	9,306,650
Total Short-Term Investments (Cost $9,306,650)		9,306,650

Securities Lending Reinvestments (c)—3.1%
Repurchase Agreements—2.2%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $200,049; collateralized by various Common Stock with an aggregate market value of $222,702	200,000	200,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $1,400,347; collateralized by various Common Stock with an aggregate market value of $1,558,912	1,400,000	1,400,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $150,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $153,645	150,000	150,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $1,968,852; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $2,007,738	1,968,371	1,968,371
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $100,087; collateralized by various Common Stock with an aggregate market value of $111,538	100,000	100,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $700,176; collateralized by various Common Stock with an aggregate market value of $780,808	700,000	700,000
See accompanying notes to financial statements.
BHFTI-313

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $1,500,371; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $1,530,002	1,500,000	$1,500,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $250,062; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $255,063	250,000	250,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $1,000,246; collateralized by various Common Stock with an aggregate market value of $1,100,271	1,000,000	1,000,000
		7,268,371

Mutual Funds—0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (d)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (d)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (d)	500,000	500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (d)	1,000,000	1,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (d)	700,000	$700,000
		2,900,000
Total Securities Lending Reinvestments (Cost $10,168,371)		10,168,371
Total Investments—102.9% (Cost $295,951,521)		331,532,136
Other assets and liabilities (net)—(2.9)%		(9,487,882)
Net Assets—100.0%		$322,044,254

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $22,527,180 and the collateral received consisted of cash in the amount of
$10,168,371 and non-cash collateral with a value of $13,066,646. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$239,246,453	$0	$338,970,297
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(10,168,371)	$—	$—	$—	$(10,168,371)
Gross amount of recognized liabilities for securities lending transactions					$(10,168,371)
See accompanying notes to financial statements.
BHFTI-314

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	03/21/25	84	USD	9,449,160	$(559,179)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$559,179

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,654,530

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(536,970)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$8,247,503

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$312,057,115	$—	$—	$312,057,115
Total Short-Term Investments*	—	9,306,650	—	9,306,650
Securities Lending Reinvestments
Repurchase Agreements	—	7,268,371	—	7,268,371
Mutual Funds	2,900,000	—	—	2,900,000
Total Securities Lending Reinvestments	2,900,000	7,268,371	—	10,168,371
Total Investments	$314,957,115	$16,575,021	$—	$331,532,136
Collateral for Securities Loaned (Liability)	$—	$(10,168,371)	$—	$(10,168,371)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(559,179)	$—	$—	$(559,179)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-315

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$297,659,132
Gross unrealized appreciation	50,633,676
Gross unrealized (depreciation)	(16,760,672)
Net unrealized appreciation (depreciation)	$33,873,004
See accompanying notes to financial statements.
BHFTI-316

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$331,532,136
Cash	7,665
Cash denominated in foreign currencies (c)	6,676
Cash collateral for futures contracts	707,000
Receivable for:
Fund shares sold	34,140
Dividends and interest	467,691
Variation margin on futures contracts	8,791
Prepaid expenses	1,260
Total Assets	332,765,359
Liabilities
Collateral for securities loaned	10,168,371
Payable for:
Investments purchased	30,323
Fund shares redeemed	9,426
Accrued Expenses:
Management fees	194,326
Distribution and service fees	4,762
Deferred trustees’ fees	221,249
Other expenses	92,648
Total Liabilities	10,721,105
Net Assets	$322,044,254
Net Assets Consist of:
Paid in surplus	$250,677,100
Distributable earnings (Accumulated losses)	71,367,154
Net Assets	$322,044,254
Net Assets
Class A	$300,654,350
Class B	21,389,904
Capital Shares Outstanding*
Class A	24,817,435
Class B	1,800,461
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.11
Class B	11.88

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $295,951,521.
(b)	Includes securities loaned at value of $22,527,180.
(c)	Identified cost of cash denominated in foreign currencies was $7,285.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$6,281,770
Interest	277,965
Securities lending income	123,792
Total investment income	6,683,527
Expenses
Management fees	2,868,524
Administration fees	32,476
Custodian and accounting fees	54,640
Distribution and service fees—Class B	57,611
Audit and tax services	68,229
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	27,954
Insurance	3,152
Miscellaneous	12,356
Total expenses	3,244,746
Less management fee waiver	(366,906)
Less broker commission recapture	(53,592)
Net expenses	2,824,248
Net Investment Income	3,859,279
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	47,840,257
Futures contracts	1,654,530
Net realized gain (loss)	49,494,787
Net change in unrealized appreciation (depreciation) on:
Investments	(16,319,095)
Futures contracts	(536,970)
Foreign currency transactions	(567)
Net change in unrealized appreciation (depreciation)	(16,856,632)
Net realized and unrealized gain (loss)	32,638,155
Net Increase (Decrease) in Net Assets From Operations	$36,497,434

(a)	Net of foreign withholding taxes of $21,686.
See accompanying notes to financial statements.
BHFTI-317

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$3,859,279	$4,762,764
Net realized gain (loss)	49,494,787	(13,381,586)
Net change in unrealized appreciation (depreciation)	(16,856,632)	58,487,417
Increase (decrease) in net assets from operations	36,497,434	49,868,595
From Distributions to Shareholders
Class A	(5,950,724)	(35,251,968)
Class B	(351,628)	(2,279,061)
Total distributions	(6,302,352)	(37,531,029)
Increase (decrease) in net assets from capital share transactions	(100,336,375)	(10,818)
Total increase (decrease) in net assets	(70,141,293)	12,326,748
Net Assets
Beginning of period	392,185,547	379,858,799
End of period	$322,044,254	$392,185,547

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	234,536	$2,716,856	1,323,772	$14,106,577
Reinvestments	523,371	5,950,724	3,466,270	35,251,968
Redemptions	(8,537,182)	(104,409,796)	(4,468,570)	(49,739,114)
Net increase (decrease)	(7,779,275)	$(95,742,216)	321,472	$(380,569)
Class B
Sales	94,614	$1,105,619	199,095	$2,061,810
Reinvestments	31,508	351,628	228,134	2,279,061
Redemptions	(519,950)	(6,051,406)	(376,878)	(3,971,120)
Net increase (decrease)	(393,828)	$(4,594,159)	50,351	$369,751
Increase (decrease) derived from capital shares transactions		$(100,336,375)		$(10,818)
See accompanying notes to financial statements.
BHFTI-318

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.29	$11.05	$20.02	$15.60	$14.89
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.14	0.18	0.14	0.16
Net realized and unrealized gain (loss)	0.90	1.20	(2.95)	5.00	0.72
Total income (loss) from investment operations	1.03	1.34	(2.77)	5.14	0.88
Less Distributions
Distributions from net investment income	(0.21)	(0.15)	(0.21)	(0.23)	(0.17)
Distributions from net realized capital gains	0.00	(0.95)	(5.99)	(0.49)	0.00
Total distributions	(0.21)	(1.10)	(6.20)	(0.72)	(0.17)
Net Asset Value, End of Period	$12.11	$11.29	$11.05	$20.02	$15.60
Total Return (%) (b)	9.20	13.21	(13.21)	33.01	6.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87	0.85	0.85	0.85
Net ratio of expenses to average net assets (%) (c)	0.77	0.77	0.75	0.75	0.75
Ratio of net investment income (loss) to average net assets (%)	1.07	1.28	1.28	0.76	1.32
Portfolio turnover rate (%)	66	66	64	63	76
Net assets, end of period (in millions)	$300.7	$367.9	$356.6	$491.6	$514.1

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.07	$10.85	$19.78	$15.42	$14.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.11	0.14	0.10	0.13
Net realized and unrealized gain (loss)	0.90	1.18	(2.92)	4.94	0.72
Total income (loss) from investment operations	0.99	1.29	(2.78)	5.04	0.85
Less Distributions
Distributions from net investment income	(0.18)	(0.12)	(0.16)	(0.19)	(0.14)
Distributions from net realized capital gains	0.00	(0.95)	(5.99)	(0.49)	0.00
Total distributions	(0.18)	(1.07)	(6.15)	(0.68)	(0.14)
Net Asset Value, End of Period	$11.88	$11.07	$10.85	$19.78	$15.42
Total Return (%) (b)	9.01	12.94	(13.50)	32.74	6.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12	1.12	1.10	1.10	1.10
Net ratio of expenses to average net assets (%) (c)	1.02	1.02	1.00	1.00	1.00
Ratio of net investment income (loss) to average net assets (%)	0.82	1.03	1.04	0.52	1.07
Portfolio turnover rate (%)	66	66	64	63	76
Net assets, end of period (in millions)	$21.4	$24.3	$23.3	$31.4	$30.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-319

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—67.0% of Net Assets

Security Description	Shares	Value

Banks — 1.7%
JPMorgan Chase & Co.	27,125	$6,502,134
Broadline Retail — 3.8%
Amazon.com, Inc. (a)	63,785	13,993,791
Building Products — 1.7%
Builders FirstSource, Inc. (a)	19,076	2,726,532
Trane Technologies PLC	9,391	3,468,566
		6,195,098
Capital Markets — 8.1%
Blackrock, Inc.	7,707	7,900,523
Goldman Sachs Group, Inc.	9,895	5,666,075
London Stock Exchange Group PLC	32,652	4,597,616
S&P Global, Inc.	24,386	12,144,960
		30,309,174
Chemicals — 2.1%
Linde PLC	19,140	8,013,344
Commercial Services & Supplies — 0.2%
Veralto Corp.	8,248	840,059
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. (b)	8,944	8,195,119
Electrical Equipment — 1.0%
Schneider Electric SE	15,710	3,883,462
Electronic Equipment, Instruments & Components — 1.5%
Halma PLC	161,707	5,412,794
Financial Services — 3.0%
Mastercard, Inc. - Class A	21,148	11,135,902
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	16,353	8,272,329
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. - Class A (a) (b)	58,705	7,714,424
Interactive Media & Services — 3.3%
Alphabet, Inc. - Class A	64,915	12,288,409
IT Services — 4.0%
Accenture PLC - Class A	8,826	3,104,899
CGI, Inc.	52,700	5,766,222
Nomura Research Institute Ltd. (b)	202,700	5,963,121
		14,834,242
Life Sciences Tools & Services — 4.2%
Danaher Corp.	26,842	6,161,581
IQVIA Holdings, Inc. (a)	11,456	2,251,218
Mettler-Toledo International, Inc. (a)	5,941	7,269,883
		15,682,682
Security Description	Shares/ Principal Amount*	Value
Machinery — 7.7%
Allison Transmission Holdings, Inc.	58,452	$6,316,323
Atlas Copco AB - A Shares	487,250	7,453,450
Cummins, Inc.	18,644	6,499,298
Parker-Hannifin Corp.	13,590	8,643,648
		28,912,719
Oil, Gas & Consumable Fuels — 0.6%
Diamondback Energy, Inc.	13,400	2,195,322
Semiconductors & Semiconductor Equipment — 7.5%
ASML Holding NV	9,283	6,528,569
NVIDIA Corp.	103,505	13,899,686
Taiwan Semiconductor Manufacturing Co. Ltd.	232,000	7,575,615
		28,003,870
Software — 4.7%
Adobe, Inc. (a)	8,205	3,648,599
Roper Technologies, Inc.	16,746	8,705,408
Salesforce, Inc.	15,500	5,182,115
		17,536,122
Specialty Retail — 4.5%
Home Depot, Inc.	20,412	7,940,064
O'Reilly Automotive, Inc. (a)	7,405	8,780,849
		16,720,913
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	5,131	3,355,105
Total Common Stocks (Cost $170,303,290)		249,997,014

Corporate Bonds & Notes—17.8%
Aerospace/Defense — 0.8%
Boeing Co.
3.625%, 02/01/31	160,000	145,250
5.150%, 05/01/30 (b)	135,000	133,108
5.705%, 05/01/40	125,000	118,922
5.805%, 05/01/50	635,000	590,648
5.930%, 05/01/60	10,000	9,253
6.528%, 05/01/34	530,000	555,233
6.858%, 05/01/54	1,190,000	1,264,787
7.008%, 05/01/64	145,000	153,863
TransDigm, Inc.
6.750%, 08/15/28 (144A)	30,000	30,262
		3,001,326
Airlines — 0.1%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	159,344	147,409
4.125%, 06/15/29 (144A)	103,271	98,622
American Airlines Pass-Through Trust
3.750%, 04/15/27	95,329	93,921
4.950%, 08/15/26	56,865	56,802
See accompanying notes to financial statements.
BHFTI-320

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Airlines—(Continued)
American Airlines, Inc.
3.700%, 04/15/27	41,137	$40,640
United Airlines Pass-Through Trust
3.650%, 04/07/27	40,046	39,413
		476,807
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
4.750%, 10/01/27 (144A)	105,000	101,751
Hyundai Capital America
5.400%, 06/24/31 (144A) (b)	40,000	39,996
6.375%, 04/08/30 (144A)	175,000	182,794
Toyota Motor Corp.
5.123%, 07/13/33	240,000	242,499
		567,040
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
1.600%, 09/15/28 (EUR)	100,000	98,596
ZF North America Capital, Inc.
6.875%, 04/23/32 (144A)	150,000	142,236
		240,832
Banks — 1.8%
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (c)	305,000	318,775
Banco de Chile
2.990%, 12/09/31 (144A)	200,000	168,689
Banco Santander Chile
3.177%, 10/26/31 (144A)	250,000	218,233
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	189,070
6.938%, 11/07/33	200,000	217,556
Bank of America Corp.
2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	162,000	131,988
3.846%, 5Y H15 + 2.000%, 03/08/37 (c)	105,000	93,009
CaixaBank SA
6.208%, SOFR + 2.700%, 01/18/29 (144A) (c)	210,000	215,165
6.250%, 5Y EUR Swap + 3.550%, 02/23/33 (EUR) (c)	100,000	110,964
Credit Agricole SA
4.375%, 03/17/25 (144A)	200,000	199,578
Danske Bank AS
4.750%, 1Y EUR Swap + 1.700%, 06/21/30 (EUR) (c)	280,000	309,515
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (b) (c)	170,000	161,703
DNB Bank ASA
1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	391,362
ING Groep NV
1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	201,380
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	315,000	329,346
Kookmin Bank
1.375%, 05/06/26 (144A)	315,000	300,970
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (c)	185,000	150,467
Security Description	Principal Amount*	Value
Banks—(Continued)
Santander Holdings USA, Inc.
3.450%, 06/02/25	100,000	$99,391
Societe Generale SA
4.750%, 11/24/25 (144A)	260,000	258,595
Standard Chartered PLC
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (c)	200,000	199,298
Sumitomo Mitsui Financial Group, Inc.
5.766%, 01/13/33	200,000	205,769
Swedbank AB
6.136%, 09/12/26 (144A)	200,000	204,243
Toronto-Dominion Bank
1.950%, 01/12/27	730,000	690,449
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	510,000	443,589
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	301,934
UniCredit SpA
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	339,542
Westpac Banking Corp.
1.953%, 11/20/28	400,000	360,193
		6,810,773
Beverages — 0.1%
Anheuser-Busch InBev SA
2.000%, 01/23/35 (EUR)	345,000	323,173
Diageo Capital PLC
2.125%, 04/29/32	200,000	163,319
		486,492
Building Materials — 0.2%
Cemex SAB de CV
3.875%, 07/11/31 (144A)	800,000	697,292
Chemicals — 0.4%
Albemarle Corp.
5.050%, 06/01/32	200,000	190,350
Ashland, Inc.
3.375%, 09/01/31 (144A) (b)	55,000	46,905
OCP SA
6.750%, 05/02/34 (144A)	450,000	459,000
Orbia Advance Corp. SAB de CV
1.875%, 05/11/26 (144A)	210,000	198,254
4.000%, 10/04/27	200,000	190,374
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	200,000	189,476
6.500%, 11/07/33 (144A)	200,000	206,298
		1,480,657
Commercial Services — 0.1%
Block, Inc.
3.500%, 06/01/31 (b)	225,000	198,108
TriNet Group, Inc.
3.500%, 03/01/29 (144A)	30,000	27,150
United Rentals North America, Inc.
6.125%, 03/15/34 (144A) (b)	140,000	138,905
		364,163
See accompanying notes to financial statements.
BHFTI-321

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Computers — 0.0%
Seagate HDD Cayman
4.091%, 06/01/29	10,000	$9,325
9.625%, 12/01/32	7,650	8,621
		17,946
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (b)	260,000	226,543
Blue Owl Finance LLC
6.250%, 04/18/34	160,000	164,375
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340%, 01/30/32	175,000	144,588
Brookfield Finance, Inc.
3.900%, 01/25/28	185,000	179,977
Jefferies Financial Group, Inc.
6.200%, 04/14/34	210,000	216,419
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A) (b)	10,000	10,289
6.500%, 03/26/31 (144A)	15,000	15,496
Nomura Holdings, Inc.
2.710%, 01/22/29 (b)	245,000	222,484
Power Finance Corp. Ltd.
3.950%, 04/23/30 (144A)	200,000	186,298
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29	550,000	498,090
3.625%, 03/01/29 (144A)	365,000	330,550
3.875%, 03/01/31 (144A)	1,330,000	1,158,825
4.000%, 10/15/33 (144A)	370,000	308,160
		3,662,094
Electric — 0.6%
Colbun SA
3.150%, 03/06/30	295,000	262,839
EDP Finance BV
1.710%, 01/24/28 (144A)	205,000	186,147
Electricite de France SA
4.875%, 09/21/38 (144A)	200,000	178,478
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	200,000	178,252
Enel Chile SA
4.875%, 06/12/28	110,000	108,549
Engie Energia Chile SA
3.400%, 01/28/30	305,000	269,085
6.375%, 04/17/34 (144A)	200,000	200,923
Engie SA
1.250%, 10/24/41 (EUR)	200,000	137,536
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	200,000	173,821
Naturgy Finance Iberia SA
1.500%, 01/29/28 (EUR)	200,000	199,047
Orsted AS
2.125%, 05/17/27 (GBP)	215,000	252,415
		2,147,092
Security Description	Principal Amount*	Value
Electronics — 0.1%
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	215,000	$187,961
4.375%, 02/15/30 (144A)	20,000	18,321
TD SYNNEX Corp.
6.100%, 04/12/34	85,000	87,228
		293,510
Engineering & Construction — 0.1%
Cellnex Telecom SA
1.750%, 10/23/30 (EUR)	400,000	380,926
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 04/30/25 (144A)	40,000	39,775
TopBuild Corp.
4.125%, 02/15/32 (144A)	40,000	35,432
		456,133
Entertainment — 0.1%
Light & Wonder International, Inc.
7.000%, 05/15/28 (144A)	165,000	165,326
7.250%, 11/15/29 (144A)	60,000	61,208
7.500%, 09/01/31 (144A)	30,000	30,889
		257,423
Food — 0.2%
Fonterra Co-Operative Group Ltd.
3.750%, 06/16/26 (AUD)	400,000	244,547
4.000%, 11/02/27 (AUD)	100,000	60,724
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	85,000	75,419
Lamb Weston Holdings, Inc.
4.875%, 05/15/28 (144A)	30,000	29,288
Pilgrim's Pride Corp.
3.500%, 03/01/32 (b)	125,000	107,789
4.250%, 04/15/31	40,000	36,810
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	120,000	107,501
		662,078
Forest Products & Paper — 0.1%
Suzano Austria GmbH
2.500%, 09/15/28	255,000	226,671
3.125%, 01/15/32	125,000	103,712
3.750%, 01/15/31	60,000	52,953
		383,336
Healthcare-Products — 0.1%
DH Europe Finance II SARL
0.750%, 09/18/31 (EUR)	140,000	124,963
Hologic, Inc.
3.250%, 02/15/29 (144A)	160,000	144,695
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	75,000	75,791
		345,449
See accompanying notes to financial statements.
BHFTI-322

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Services — 0.1%
Centene Corp.
2.500%, 03/01/31	275,000	$227,454
2.625%, 08/01/31	5,000	4,118
3.000%, 10/15/30	185,000	159,636
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A) (b)	85,000	73,403
4.375%, 06/15/28 (144A)	60,000	56,862
		521,473
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd.
3.625%, 04/11/29 (144A)	225,000	213,513
Household Products/Wares — 0.0%
Kimberly-Clark de Mexico SAB de CV
2.431%, 07/01/31	200,000	169,493
Insurance — 0.1%
AIA Group Ltd.
3.600%, 04/09/29	200,000	190,360
3.900%, 04/06/28 (144A)	260,000	252,638
Ryan Specialty LLC
5.875%, 08/01/32 (144A)	75,000	74,208
		517,206
Internet — 1.0%
Alibaba Group Holding Ltd.
3.400%, 12/06/27 (b)	240,000	231,544
Netflix, Inc.
4.875%, 06/15/30 (144A)	265,000	263,821
5.375%, 11/15/29 (144A)	30,000	30,578
Uber Technologies, Inc.
4.500%, 08/15/29 (144A) (b)	1,285,000	1,242,708
4.800%, 09/15/34 (b)	655,000	626,880
6.250%, 01/15/28 (144A)	780,000	786,709
7.500%, 09/15/27 (144A)	398,000	405,088
		3,587,328
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	100,000	83,528
Iron/Steel — 0.0%
ArcelorMittal SA
6.750%, 03/01/41	95,000	97,731
Leisure Time — 0.9%
Carnival Corp.
5.750%, 03/01/27 (144A)	95,000	94,790
NCL Corp. Ltd.
5.875%, 03/15/26 (144A) (b)	425,000	424,423
5.875%, 02/15/27 (144A)	220,000	219,312
8.125%, 01/15/29 (144A)	95,000	100,105
NCL Finance Ltd.
6.125%, 03/15/28 (144A)	240,000	240,770
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	365,000	$358,112
5.500%, 04/01/28 (144A)	450,000	446,638
5.625%, 09/30/31 (144A)	375,000	368,872
6.000%, 02/01/33 (144A)	900,000	897,863
6.250%, 03/15/32 (144A)	50,000	50,599
		3,201,484
Lodging — 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A)	70,000	62,660
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29 (144A)	135,000	126,016
Travel & Leisure Co.
4.500%, 12/01/29 (144A) (b)	530,000	494,999
4.625%, 03/01/30 (144A)	125,000	116,000
		799,675
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.
5.700%, 08/14/33	140,000	143,257
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 01/15/34 (144A) (b)	335,000	271,782
Charter Communications Operating LLC/Charter Communications Operating Capital
3.950%, 06/30/62	115,000	70,051
4.400%, 12/01/61	715,000	475,928
CSC Holdings LLC
3.375%, 02/15/31 (144A) †	1,575,000	1,104,725
4.125%, 12/01/30 (144A) †	400,000	287,345
4.500%, 11/15/31 (144A) † (b)	405,000	291,613
4.625%, 12/01/30 (144A) †	1,385,000	723,597
5.375%, 02/01/28 (144A) † (b)	200,000	172,541
7.500%, 04/01/28 (144A) †	575,000	393,972
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (b)	40,000	38,972
DISH DBS Corp.
5.250%, 12/01/26 (144A)	560,000	509,013
5.750%, 12/01/28 (144A)	105,000	89,774
Grupo Televisa SAB
7.250%, 05/14/43 (MXN)	6,000,000	165,434
iHeartCommunications, Inc.
7.750%, 08/15/30 (144A)	213,600	166,268
Time Warner Cable LLC
4.500%, 09/15/42	45,000	33,664
5.500%, 09/01/41	30,000	25,458
Videotron Ltd.
5.125%, 04/15/27 (144A)	230,000	228,872
		5,049,009
Mining — 1.7%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	200,000	173,462
See accompanying notes to financial statements.
BHFTI-323

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Mining—(Continued)
Anglo American Capital PLC
5.625%, 04/01/30 (144A)	200,000	$202,450
AngloGold Ashanti Holdings PLC
3.375%, 11/01/28	300,000	277,111
Antofagasta PLC
5.625%, 05/13/32	200,000	197,874
6.250%, 05/02/34 (144A)	200,000	203,084
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	252,827
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	316,115
5.400%, 11/14/34 (b)	540,000	533,994
Glencore Funding LLC
5.634%, 04/04/34 (144A) (b)	735,000	731,735
5.700%, 05/08/33 (144A) (b)	285,000	287,848
6.500%, 10/06/33 (144A)	3,035,000	3,219,694
		6,396,194
Multi-National — 0.4%
International Bank for Reconstruction & Development
1.200%, 07/22/26 (CAD)	1,315,000	890,361
Nordic Investment Bank
1.500%, 03/13/25 (NOK)	4,930,000	430,367
		1,320,728
Oil & Gas — 0.8%
Aker BP ASA
6.000%, 06/13/33 (144A)	155,000	155,673
Civitas Resources, Inc.
8.625%, 11/01/30 (144A)	35,000	36,654
Continental Resources, Inc.
2.875%, 04/01/32 (144A) (b)	418,000	343,116
5.750%, 01/15/31 (144A)	517,000	510,744
Ecopetrol SA
5.875%, 05/28/45	325,000	223,901
EQT Corp.
3.625%, 05/15/31 (144A)	155,000	138,115
Equinor ASA
3.625%, 04/06/40	355,000	286,814
Matador Resources Co.
6.875%, 04/15/28 (144A)	20,000	20,277
Ovintiv, Inc.
6.500%, 08/15/34	35,000	36,256
Permian Resources Operating LLC
6.250%, 02/01/33 (144A)	535,000	528,077
QatarEnergy
2.250%, 07/12/31 (144A)	305,000	256,821
Raizen Fuels Finance SA
5.300%, 01/20/27 (144A)	200,000	198,534
SM Energy Co.
6.500%, 07/15/28 (b)	35,000	34,781
6.750%, 08/01/29 (144A) (b)	70,000	69,291
7.000%, 08/01/32 (144A)	35,000	34,508
Viper Energy, Inc.
7.375%, 11/01/31 (144A)	40,000	41,878
		2,915,440
Security Description	Principal Amount*	Value
Packaging & Containers — 0.0%
Silgan Holdings, Inc.
3.250%, 03/15/25 (EUR)	100,000	$103,246
Pharmaceuticals — 1.3%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	1,030,000	824,000
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36	250,000	250,493
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	495,000	475,644
4.100%, 10/01/46	2,080,000	1,495,311
4.750%, 05/09/27	750,000	731,866
7.875%, 09/15/29	605,000	652,035
8.125%, 09/15/31	430,000	480,594
		4,909,943
Pipelines — 0.3%
EnLink Midstream Partners LP
5.450%, 06/01/47 (b)	60,000	53,995
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	85,000	78,363
5.625%, 02/15/26 (144A)	40,000	39,869
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29	65,000	60,457
3.800%, 09/15/30 (b)	90,000	83,518
Targa Resources Corp.
6.125%, 03/15/33	115,000	118,565
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	35,000	31,841
4.875%, 02/01/31	15,000	14,483
5.500%, 03/01/30	20,000	20,063
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A)	115,000	98,799
4.125%, 08/15/31 (144A)	160,000	143,285
6.250%, 01/15/30 (144A)	20,000	20,187
Western Midstream Operating LP
4.050%, 02/01/30	60,000	56,277
5.250%, 02/01/50	50,000	42,586
5.300%, 03/01/48	80,000	67,943
5.450%, 04/01/44	15,000	13,353
5.500%, 08/15/48	10,000	8,694
6.150%, 04/01/33 (b)	85,000	86,637
		1,038,915
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.625%, 04/20/30 (EUR)	215,000	198,566
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	215,000	209,336
Logicor Financing SARL
1.625%, 01/17/30 (EUR)	215,000	202,366
2.000%, 01/17/34 (EUR)	140,000	123,167
		733,435
See accompanying notes to financial statements.
BHFTI-324

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts — 0.2%
Iron Mountain, Inc.
4.875%, 09/15/29 (144A)	155,000	$147,309
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	309,385
Prologis LP
2.250%, 06/30/29 (GBP)	135,000	152,324
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	127,599
5.125%, 07/06/34 (EUR)	100,000	114,049
VICI Properties LP/VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	90,000	88,507
		939,173
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.000%, 10/15/30 (144A)	165,000	147,566
5.625%, 09/15/29 (144A)	80,000	78,801
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A)	200,000	186,541
Yum! Brands, Inc.
4.625%, 01/31/32 (b)	220,000	203,287
		616,195
Semiconductors — 1.1%
Broadcom, Inc.
2.450%, 02/15/31 (144A)	415,000	357,881
2.600%, 02/15/33 (144A)	690,000	570,352
3.187%, 11/15/36 (144A)	85,000	68,471
3.419%, 04/15/33 (144A)	680,000	595,225
3.469%, 04/15/34 (144A)	1,080,000	935,993
4.150%, 04/15/32 (144A)	330,000	309,451
Micron Technology, Inc.
5.875%, 02/09/33 (b)	885,000	906,436
SK Hynix, Inc.
2.375%, 01/19/31 (144A)	300,000	251,364
		3,995,173
Telecommunications — 1.8%
America Movil SAB de CV
2.125%, 03/10/28 (EUR)	235,000	238,881
2.875%, 05/07/30	200,000	178,373
Bharti Airtel Ltd.
3.250%, 06/03/31	305,000	269,114
CommScope Technologies LLC
5.000%, 03/15/27 (144A)	340,000	303,496
EchoStar Corp.
6.750%, 11/30/30 (d)	1,883,267	1,708,027
10.750%, 11/30/29	2,751,509	2,958,658
KT Corp.
2.500%, 07/18/26 (144A)	210,000	202,430
Ooredoo International Finance Ltd.
2.625%, 04/08/31 (144A)	250,000	216,817
T-Mobile USA, Inc.
3.875%, 04/15/30	355,000	334,050
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Turkcell Iletisim Hizmetleri AS
5.800%, 04/11/28	215,000	$208,198
		6,618,044
Transportation — 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26	265,000	250,942
Total Corporate Bonds & Notes (Cost $69,676,038)		66,571,568

Foreign Government—7.6%
Banks — 0.1%
Corp. Financiera de Desarrollo SA
2.400%, 09/28/27 (144A)	365,000	337,154
Oil & Gas — 0.1%
Korea National Oil Corp.
2.125%, 04/18/27 (144A)	240,000	226,422
Regional Government — 0.3%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,480,000	740,642
Province of Quebec
2.300%, 09/01/29 (CAD)	310,000	207,484
4.500%, 09/08/33	310,000	301,088
		1,249,214
Sovereign — 7.1%
Australia Government Bonds
0.500%, 09/21/26 (AUD)	1,685,000	984,965
3.000%, 11/21/33 (AUD)	540,000	301,518
Brazil Government International Bonds
6.000%, 10/20/33	325,000	303,331
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	5,875,000	757,754
10.000%, 01/01/35 (BRL)	3,297,000	400,635
Canada Government Bonds
4.000%, 08/01/26 (CAD)	5,915,000	4,180,929
Chile Government International Bonds
2.550%, 01/27/32	350,000	292,810
Colombia Government International Bonds
7.500%, 02/02/34	200,000	196,700
7.750%, 11/07/36 (b)	200,000	195,580
Colombia TES
6.250%, 11/26/25 (COP)	1,305,500,000	289,957
7.500%, 08/26/26 (COP)	4,868,600,000	1,075,580
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	214,908
4.875%, 09/23/32 (144A)	150,000	133,800
6.000%, 07/19/28 (144A)	200,000	198,100
8.625%, 04/20/27 (144A)	200,000	205,000
Export-Import Bank of India
2.250%, 01/13/31 (144A)	310,000	261,418
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	179,070
See accompanying notes to financial statements.
BHFTI-325

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds
4.125%, 01/15/25 (144A)	200,000	$199,925
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	340,775
7.500%, 05/15/38 (IDR)	6,358,000,000	406,624
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	405,000	354,751
Italy Buoni Poliennali Del Tesoro
3.350%, 07/01/29 (EUR)	820,000	868,834
3.850%, 07/01/34 (EUR)	295,000	315,478
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (e)	92,047,060	607,524
Japan Government Ten Year Bonds
1.100%, 06/20/34 (JPY)	87,200,000	556,191
Korea Treasury Bonds
1.125%, 09/10/25 (KRW)	500,000,000	336,077
3.500%, 09/10/28 (KRW)	495,000,000	345,768
Mexico Bonos
5.750%, 03/05/26 (MXN)	24,011,500	1,098,557
7.500%, 06/03/27 (MXN)	8,252,400	375,634
8.500%, 05/31/29 (MXN)	13,129,200	595,628
Mexico Government International Bonds
3.500%, 02/12/34	200,000	159,103
4.000%, 03/15/2115 (EUR)	100,000	74,551
Netherlands Government Bonds
Zero Coupon, 01/15/29 (144A) (EUR)	450,000	426,183
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	690,000	330,579
3.000%, 04/20/29 (NZD)	1,690,000	917,321
Norway Government Bonds
1.750%, 02/17/27 (144A) (NOK)	2,950,000	248,104
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	200,000	191,300
Peru Government International Bonds
2.392%, 01/23/26	125,000	121,263
3.000%, 01/15/34	245,000	196,613
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	3,000,000	574,013
3.250%, 07/25/25 (PLN)	1,445,000	346,476
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	548,626
8.875%, 02/28/35 (ZAR)	5,960,000	287,455
Republic of South Africa Government International Bonds
5.750%, 09/30/49	965,000	723,268
7.100%, 11/19/36 (144A)	200,000	194,938
Romania Government International Bonds
2.000%, 04/14/33 (144A) (EUR)	120,000	94,363
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	1,120,000	812,173
Spain Government Bonds
3.500%, 05/31/29 (EUR)	465,000	501,302
Sweden Government Bonds
0.125%, 05/12/31 (SEK)	4,200,000	332,231
Turkiye Government International Bonds
5.250%, 03/13/30	590,000	550,884
Security Description	Principal Amount*	Value

Sovereign—(Continued)
U.K. Gilts
4.125%, 01/29/27 (GBP)	805,000	$1,002,321
4.250%, 07/31/34 (GBP)	860,000	1,049,931
Uruguay Government International Bonds
8.250%, 05/21/31 (UYU)	9,950,000	210,895
		26,467,714
Total Foreign Government (Cost $32,243,069)		28,280,504

U.S. Treasury & Government Agencies—4.7%
U.S. Treasury — 4.7%
U.S. Treasury Bonds
2.250%, 02/15/52	1,085,000	657,771
3.625%, 05/15/53	1,430,000	1,162,450
4.125%, 08/15/53	260,000	231,567
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27 (e)	1,316,198	1,270,153
U.S. Treasury Notes
3.375%, 05/15/33	1,885,000	1,732,272
3.500%, 09/30/26	6,260,000	6,181,149
3.750%, 06/30/30	650,000	628,797
4.000%, 02/15/34	680,000	651,004
4.125%, 06/15/26	155,000	154,734
4.125%, 10/31/26 (b) (f)	1,895,000	1,890,687
4.375%, 07/31/26	1,160,000	1,161,914
4.500%, 03/31/26	565,000	566,538
4.625%, 02/28/26	1,200,000	1,204,856
Total U.S. Treasury & Government Agencies (Cost $17,873,741)		17,493,892

Convertible Bonds—0.9%
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc.
1.250%, 05/15/27	1,350,000	1,252,800
Internet — 0.1%
Spotify USA, Inc.
Zero Coupon, 03/15/26	70,000	74,417
Uber Technologies, Inc.
0.875%, 12/01/28	200,000	220,000
		294,417
Leisure Time — 0.1%
Carnival Corp.
5.750%, 12/01/27	152,000	305,824
Telecommunications — 0.4%
EchoStar Corp.
3.875%, 11/30/30 (d)	1,315,743	1,380,588
Total Convertible Bonds (Cost $3,277,888)		3,233,629

See accompanying notes to financial statements.
BHFTI-326

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Floating Rate Loans (g)—0.6%
Security Description	Principal Amount*	Value

Aerospace/Defense — 0.0%
TransDigm, Inc.
2023 Term Loan J, 6.829%, 3M TSFR + 2.500%, 02/28/31	14,888	$14,923
2024 Term Loan I, 7.079%, 3M TSFR + 2.750%, 08/24/28	20,481	20,565
		35,488
Building Materials — 0.0%
Summit Materials LLC
2023 Incremental Term Loan B, 6.147%, 1M TSFR + 1.750%, 01/12/29	148,974	149,370
Commercial Services — 0.1%
Boost Newco Borrower LLC
2024 USD Term Loan B, 6.829%, 3M TSFR + 2.500%, 01/31/31	44,887	45,320
Trans Union LLC
2024 Term Loan B8, 6.107%, 1M TSFR + 1.750%, 06/24/31	265,977	265,894
		311,214
Distribution/Wholesale — 0.1%
Resideo Funding, Inc.
2024 1st Lien Term Loan B, 8.250%, PRIME + 0.750%, 02/11/28	30,132	30,273
2024 M&A 1st lien Term Loan B, 6.101%, 3M TSFR + 1.750%, 06/13/31	137,880	138,419
		168,692
Electric — 0.0%
NRG Energy, Inc.
2024 Term Loan, 04/16/31 (h)	30,000	30,087
Entertainment — 0.0%
Flutter Financing BV
2024 Term Loan B, 6.079%, 3M TSFR + 1.750%, 11/30/30	69,824	70,086
Light & Wonder International, Inc.
2024 Term Loan B2, 6.632%, 1M TSFR + 2.250%, 04/14/29	9,950	9,985
Six Flags Entertainment Corp.
2024 Term Loan B, 6.357%, 1M TSFR + 2.000%, 05/01/31	29,850	29,974
		110,045
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC
2024 Incremental Term Loan B, 6.107%, 1M TSFR + 1.750%, 05/23/31	144,130	144,490
Healthcare-Products — 0.0%
Hanger, Inc.
2024 Delayed Draw Term Loan, 10/23/31 (i)	8,334	8,426
2024 Term Loan B, 7.857%, 1M TSFR + 3.500%, 10/23/31	64,731	65,443
		73,869
Healthcare-Services — 0.0%
Star Parent, Inc.
Term Loan B, 8.329%, 3M TSFR + 4.000%, 09/27/30	9,300	9,093
Security Description	Principal Amount*	Value

Insurance — 0.1%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.106%, 1M TSFR + 2.750%, 09/19/31	226,382	$227,287
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 02/15/31 (h)	40,000	40,250
HUB International Ltd.
2024 1st Lien Term Loan B, 7.367%, 3M TSFR + 2.750%, 06/20/30	34,651	34,924
Ryan Specialty Group LLC
2024 USD Term Loan B, 6.607%, 1M TSFR + 2.250%, 09/15/31	20,000	20,117
Truist Insurance Holdings LLC
2024 Term Loan B, 7.079%, 1M TSFR + 2.750%, 05/06/31	34,097	34,239
		356,817
Leisure Time — 0.1%
Carnival Corp.
2024 Term Loan B1, 7.107%, 1M TSFR + 2.750%, 10/18/28	252,228	254,173
2024 Term Loan B2, 7.107%, 1M TSFR + 2.750%, 08/08/27	117,977	118,935
		373,108
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 6.088%, 1M TSFR + 1.750%, 11/08/30	96,740	97,291
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 6.607%, 1M TSFR + 2.250%, 01/17/31	251,732	252,833
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.107%, 1M TSFR + 1.750%, 05/24/30	268,650	269,595
		619,719
Total Floating Rate Loans (Cost $2,371,145)		2,381,992

Municipals—0.1%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $599,844)	600,000	502,256

Short-Term Investments—0.6%
Repurchase Agreement—0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $2,124,061; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $2,166,311	2,123,677	2,123,677
Total Short-Term Investments (Cost $2,123,677)		2,123,677
See accompanying notes to financial statements.
BHFTI-327

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (j)—2.7%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements—0.6%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $400,099; collateralized by various Common Stock with an aggregate market value of $445,403	400,000	$400,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $250,062; collateralized by various Common Stock with an aggregate market value of $278,377	250,000	250,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $150,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $153,645	150,000	150,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $978,730; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $998,061	978,491	978,491
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $150,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $153,000	150,000	150,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $250,062; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $255,063	250,000	250,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $200,049; collateralized by various Common Stock with an aggregate market value of $220,054	200,000	200,000
		2,378,491

Mutual Funds—2.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (k)	1,500,000	1,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (k)	1,500,000	1,500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (k)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (k)	1,500,000	1,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (k)	1,500,000	1,500,000
Security Description	Shares	Value
Mutual Funds—(Continued)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (k)	200,000	$200,000
		7,700,000
Total Securities Lending Reinvestments (Cost $10,078,491)		10,078,491
Total Investments—102.0% (Cost $308,547,183)		380,663,023
Unfunded Loan Commitments—(0.0)% (Cost $(8,335))		(8,335)
Net Investments—102.0% (Cost $308,538,848)		380,654,688
Other assets and liabilities (net)—(2.0)%		(7,373,707)
Net Assets—100.0%		$373,280,981

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was
$2,973,793, which is 0.8% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $19,582,645 and the collateral received consisted of cash in the amount of $10,078,491 and non-cash collateral with a value of $10,200,338. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2024, the market value of securities pledged was $798,179.
(g)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(h)	This loan will settle after December 31, 2024, at which time the interest rate will be
See accompanying notes to financial statements.
BHFTI-328

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
determined.
(i)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(j)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(k)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$38,510,082, which is 10.3% of net assets.

Country Diversification as of December 31, 2024 (Unaudited)	% of Net Assets
United States	69.7
United Kingdom	3.5
Canada	3.3
Sweden	2.1
Japan	2.1
Taiwan	2.0
Netherlands	1.9
Australia	1.9
Israel	1.1
Mexico	1.1

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
CSC Holdings LLC, 7.500%, 04/01/28	08/23/24-08/26/24	USD	575,000	$313,712	$393,972
CSC Holdings LLC, 5.375%, 02/01/28	01/12/18	USD	200,000	200,000	172,541
CSC Holdings LLC, 4.625%, 12/01/30	01/13/22-07/12/22	USD	1,385,000	1,162,934	723,597
CSC Holdings LLC, 4.500%, 11/15/31	01/05/23-06/23/23	USD	405,000	302,208	291,613
CSC Holdings LLC, 4.125%, 12/01/30	03/14/23-05/22/23	USD	400,000	303,714	287,345
CSC Holdings LLC, 3.375%, 02/15/31	02/14/23-08/29/23	USD	1,575,000	1,158,433	1,104,725
					$2,973,793
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$18,037,818	$71,190,290	$8 ,527,068	$136,168,851
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(7,583,386)	$—	$—	$—	$(7,583,386)
Corporate Bonds & Notes	(2,394,105)	—	—	—	(2,394,105)
Foreign Government	(101,000)	—	—	—	(101,000)
Total Borrowings	$(10,078,491)	$—	$—	$—	$(10,078,491)
Gross amount of recognized liabilities for securities lending transactions					$(10,078,491)
See accompanying notes to financial statements.
BHFTI-329

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	23,100,000	HSBCU	03/19/25	USD	3,186,976	$(33,181)
EUR	8,095,000	MSC	03/19/25	USD	8,559,637	(146,531)
GBP	659,000	UBSA	03/19/25	USD	840,599	(16,068)
JPY	816,996,000	MSC	03/19/25	USD	5,388,395	(152,489)

Contracts to Deliver
AUD	2,345,000	HSBCU	03/19/25	USD	1,493,871	42,271
BRL	7,100,000	BOA	03/06/25	USD	1,212,452	76,216
CAD	5,339,000	CBNA	03/19/25	USD	3,782,434	57,698
COP	5,516,862,000	UBSA	03/19/25	USD	1,235,718	(3,717)
GBP	487,000	UBSA	03/19/25	USD	617,923	8,596
KRW	935,594,000	BOA	03/19/25	USD	656,166	18,851
MXN	39,479,000	BOA	03/19/25	USD	1,923,731	53,996
NZD	660,000	MSC	03/19/25	USD	384,048	14,493
ZAR	11,072,000	BOA	03/19/25	USD	620,332	37,653

Cross Currency Contracts to Buy
EUR	321,240	MSC	03/19/25	NOK	3,786,000	1,337
Net Unrealized Depreciation						$(40,875)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	03/31/25	22	USD	4,523,406	$(2,250)
U.S. Treasury Note 5 Year Futures	03/31/25	158	USD	16,796,141	(74,879)
U.S. Treasury Note 10 Year Futures	03/20/25	46	USD	5,002,500	(44,914)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	03/20/25	(30)	USD	(3,415,313)	78,531
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	(30)	USD	(3,339,375)	21,120
U.S. Treasury Ultra Long Bond Futures	03/20/25	(16)	USD	(1,902,500)	60,633
Net Unrealized Appreciation					$38,241
See accompanying notes to financial statements.
BHFTI-330

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$311,111	Unrealized depreciation on forward foreign currency exchange contracts	$351,986
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	160,284	Unrealized depreciation on futures contracts (a) (b)	122,043
Total		$471,395		$474,029

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$186,716	$—	$—	$186,716
Citibank NA	57,698	—	—	57,698
HSBC Bank USA	42,271	(33,181)	—	9,090
Morgan Stanley & Co.	15,830	(15,830)	—	—
UBS AG	8,596	(8,596)	—	—
	$311,111	$(57,607)	$—	$253,504
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
HSBC Bank USA	$33,181	$(33,181)	$—	$—
Morgan Stanley & Co.	299,020	(15,830)	—	283,190
UBS AG	19,785	(8,596)	—	11,189
	$351,986	$(57,607)	$—	$294,379

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(615,136)	$(615,136)
Futures contracts	107,429	—	107,429
	$107,429	$(615,136)	$(507,707)
See accompanying notes to financial statements.
BHFTI-331

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(164,181)	$(164,181)
Futures contracts	(662,316)	—	(662,316)
	$(662,316)	$(164,181)	$(826,497)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$32,214,840
Futures contracts long	25,948,289
Futures contracts short	(11,168,589)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$6,502,134	$—	$—	$6,502,134
Broadline Retail	13,993,791	—	—	13,993,791
Building Products	6,195,098	—	—	6,195,098
Capital Markets	25,711,558	4,597,616	—	30,309,174
Chemicals	8,013,344	—	—	8,013,344
Commercial Services & Supplies	840,059	—	—	840,059
Consumer Staples Distribution & Retail	8,195,119	—	—	8,195,119
Electrical Equipment	—	3,883,462	—	3,883,462
Electronic Equipment, Instruments & Components	—	5,412,794	—	5,412,794
Financial Services	11,135,902	—	—	11,135,902
Health Care Providers & Services	8,272,329	—	—	8,272,329
Hotels, Restaurants & Leisure	7,714,424	—	—	7,714,424
Interactive Media & Services	12,288,409	—	—	12,288,409
IT Services	8,871,121	5,963,121	—	14,834,242
Life Sciences Tools & Services	15,682,682	—	—	15,682,682
Machinery	21,459,269	7,453,450	—	28,912,719
Oil, Gas & Consumable Fuels	2,195,322	—	—	2,195,322
Semiconductors & Semiconductor Equipment	13,899,686	14,104,184	—	28,003,870
Software	17,536,122	—	—	17,536,122
Specialty Retail	16,720,913	—	—	16,720,913
Textiles, Apparel & Luxury Goods	—	3,355,105	—	3,355,105
Total Common Stocks	205,227,282	44,769,732	—	249,997,014
Total Corporate Bonds & Notes*	—	66,571,568	—	66,571,568
Total Foreign Government*	—	28,280,504	—	28,280,504
Total U.S. Treasury & Government Agencies*	—	17,493,892	—	17,493,892
Total Convertible Bonds*	—	3,233,629	—	3,233,629
Total Floating Rate Loans (Less Unfunded Loan Commitments of $8,335)*	—	2,373,657	—	2,373,657
Total Municipals*	—	502,256	—	502,256
Total Short-Term Investments*	—	2,123,677	—	2,123,677
Securities Lending Reinvestments
Repurchase Agreements	—	2,378,491	—	2,378,491
Mutual Funds	7,700,000	—	—	7,700,000
Total Securities Lending Reinvestments	7,700,000	2,378,491	—	10,078,491
Total Net Investments	$212,927,282	$167,727,406	$—	$380,654,688
Collateral for Securities Loaned (Liability)	$—	$(10,078,491)	$—	$(10,078,491)
See accompanying notes to financial statements.
BHFTI-332

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$311,111	$—	$311,111
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(351,986)	—	(351,986)
Total Forward Contracts	$—	$(40,875)	$—	$(40,875)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$160,284	$—	$—	$160,284
Futures Contracts (Unrealized Depreciation)	(122,043)	—	—	(122,043)
Total Futures Contracts	$38,241	$—	$—	$38,241

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$309,520,720
Gross unrealized appreciation	83,294,997
Gross unrealized (depreciation)	(12,164,751)
Net unrealized appreciation (depreciation)	$71,130,246
See accompanying notes to financial statements.
BHFTI-333

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b) (c)	$380,654,688
Cash	16,354
Cash denominated in foreign currencies (d)	1,540,265
Unrealized appreciation on forward foreign currency exchange contracts	311,111
Receivable for:
Investments sold	347,329
Fund shares sold	70,865
Dividends and interest	1,545,030
Prepaid expenses	1,324
Total Assets	384,486,966
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	351,986
Collateral for securities loaned	10,078,491
Payable for:
Investments purchased	70,088
Fund shares redeemed	35,265
Foreign taxes	7,139
Variation margin on futures contracts	3,123
Accrued Expenses:
Management fees	223,400
Distribution and service fees	55,991
Deferred trustees’ fees	253,205
Other expenses	127,297
Total Liabilities	11,205,985
Net Assets	$373,280,981
Net Assets Consist of:
Paid in surplus	$269,268,773
Distributable earnings (Accumulated losses) (e)	104,012,208
Net Assets	$373,280,981
Net Assets
Class A	$116,331,165
Class B	256,949,816
Capital Shares Outstanding*
Class A	7,189,001
Class B	16,236,235
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.18
Class B	15.83

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $308,538,848.
(b)	Investments at value is net of unfunded loan commitments of $8,335.
(c)	Includes securities loaned at value of $19,582,645.
(d)	Identified cost of cash denominated in foreign currencies was $1,576,569.
(e)	Includes foreign capital gains tax of $7,139.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$2,597,032
Interest (b)	6,102,504
Securities lending income	82,595
Total investment income	8,782,131
Expenses
Management fees	2,707,343
Administration fees	40,350
Custodian and accounting fees	95,888
Distribution and service fees—Class B	666,414
Audit and tax services	76,633
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	35,013
Insurance	3,288
Miscellaneous	27,319
Total expenses	3,772,052
Less management fee waiver	(50,000)
Less broker commission recapture	(2,494)
Net expenses	3,719,558
Net Investment Income	5,062,573
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	30,131,284
Futures contracts	107,429
Foreign currency transactions	(86,781)
Forward foreign currency transactions	(615,136)
Net realized gain (loss)	29,536,796
Net change in unrealized appreciation (depreciation) on:
Investments (c)	11,578,355
Futures contracts	(662,316)
Foreign currency transactions	(65,410)
Forward foreign currency transactions	(164,181)
Net change in unrealized appreciation (depreciation)	10,686,448
Net realized and unrealized gain (loss)	40,223,244
Net Increase (Decrease) in Net Assets From Operations	$45,285,817

(a)	Net of foreign withholding taxes of $99,796.
(b)	Net of foreign withholding taxes of $13,519.
(c)	Includes change in foreign capital gains tax of $2,352.
See accompanying notes to financial statements.
BHFTI-334

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,062,573	$4,932,832
Net realized gain (loss)	29,536,796	16,406,967
Net change in unrealized appreciation (depreciation)	10,686,448	53,278,278
Increase (decrease) in net assets from operations	45,285,817	74,618,077
From Distributions to Shareholders
Class A	(6,930,540)	(4,441,974)
Class B	(15,045,131)	(10,232,955)
Total distributions	(21,975,671)	(14,674,929)
Increase (decrease) in net assets from capital share transactions	(34,635,862)	(34,061,561)
Total increase (decrease) in net assets	(11,325,716)	25,881,587
Net Assets
Beginning of period	384,606,697	358,725,110
End of period	$373,280,981	$384,606,697

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	86,489	$1,392,893	93,634	$1,299,695
Reinvestments	446,268	6,930,540	318,649	4,441,974
Redemptions	(1,112,133)	(17,851,656)	(1,161,240)	(16,217,639)
Net increase (decrease)	(579,376)	$(9,528,223)	(748,957)	$(10,475,970)
Class B
Sales	552,381	$8,662,441	588,578	$8,074,128
Reinvestments	989,161	15,045,131	748,570	10,232,955
Redemptions	(3,111,863)	(48,815,211)	(3,053,282)	(41,892,674)
Net increase (decrease)	(1,570,321)	$(25,107,639)	(1,716,134)	$(23,585,591)
Increase (decrease) derived from capital shares transactions		$(34,635,862)		$(34,061,561)
See accompanying notes to financial statements.
BHFTI-335

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.26	$12.95	$19.79	$19.30	$18.14
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.21	0.18	0.12	0.18
Net realized and unrealized gain (loss)	1.63	2.65	(4.79)	2.54	2.32
Total income (loss) from investment operations	1.87	2.86	(4.61)	2.66	2.50
Less Distributions
Distributions from net investment income	(0.18)	0.00	0.00	(0.21)	(0.17)
Distributions from net realized capital gains	(0.77)	(0.55)	(2.23)	(1.96)	(1.17)
Total distributions	(0.95)	(0.55)	(2.23)	(2.17)	(1.34)
Net Asset Value, End of Period	$16.18	$15.26	$12.95	$19.79	$19.30
Total Return (%) (b)	12.51	22.51	(23.12)	14.57	15.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80	0.81	0.79	0.78	0.79
Net ratio of expenses to average net assets (%) (c)	0.79	0.79	0.78	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	1.48	1.51	1.19	0.60	1.00
Portfolio turnover rate (%)	24	20	26	46	43
Net assets, end of period (in millions)	$116.3	$118.5	$110.3	$161.4	$157.3

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.94	$12.72	$19.53	$19.08	$17.95
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.17	0.14	0.07	0.13
Net realized and unrealized gain (loss)	1.61	2.60	(4.72)	2.51	2.29
Total income (loss) from investment operations	1.80	2.77	(4.58)	2.58	2.42
Less Distributions
Distributions from net investment income	(0.14)	0.00	0.00	(0.17)	(0.12)
Distributions from net realized capital gains	(0.77)	(0.55)	(2.23)	(1.96)	(1.17)
Total distributions	(0.91)	(0.55)	(2.23)	(2.13)	(1.29)
Net Asset Value, End of Period	$15.83	$14.94	$12.72	$19.53	$19.08
Total Return (%) (b)	12.30	22.20	(23.30)	14.26	14.79
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05	1.06	1.04	1.03	1.04
Net ratio of expenses to average net assets (%) (c)	1.04	1.04	1.03	1.02	1.03
Ratio of net investment income (loss) to average net assets (%)	1.23	1.26	0.95	0.36	0.75
Portfolio turnover rate (%)	24	20	26	46	43
Net assets, end of period (in millions)	$256.9	$266.1	$248.4	$348.0	$328.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-336

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.3%
Boeing Co. (a)	786,780	$139,260,060
Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	300,079	33,239,751
Automobiles — 8.9%
Tesla, Inc. (a)	706,882	285,467,227
Beverages — 2.2%
Monster Beverage Corp. (a)	1,357,278	71,338,532
Biotechnology — 4.4%
Regeneron Pharmaceuticals, Inc. (a)	83,419	59,421,856
Vertex Pharmaceuticals, Inc. (a)	203,741	82,046,501
		141,468,357
Broadline Retail — 7.1%
Alibaba Group Holding Ltd. (ADR)	248,552	21,074,724
Amazon.com, Inc. (a)	936,869	205,539,690
		226,614,414
Capital Markets — 2.3%
FactSet Research Systems, Inc. (b)	79,068	37,974,779
SEI Investments Co.	450,408	37,149,652
		75,124,431
Entertainment — 8.6%
Netflix, Inc. (a)	213,096	189,936,726
Walt Disney Co.	762,665	84,922,748
		274,859,474
Financial Services — 6.9%
Block, Inc. (a) (b)	381,482	32,422,155
PayPal Holdings, Inc. (a)	345,975	29,528,966
Visa, Inc. - Class A (b)	502,960	158,955,479
		220,906,600
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc. (a)	91,614	47,818,843
Hotels, Restaurants & Leisure — 2.7%
Starbucks Corp.	506,097	46,181,351
Yum China Holdings, Inc. (b)	242,998	11,705,214
Yum! Brands, Inc. (b)	207,676	27,861,812
		85,748,377
Interactive Media & Services — 13.6%
Alphabet, Inc. - Class A	938,320	177,623,976
Alphabet, Inc. - Class C	115,399	21,976,586
Meta Platforms, Inc. - Class A	401,832	235,276,654
		434,877,216
IT Services — 2.4%
Shopify, Inc. - Class A (a)	737,540	78,422,628
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services — 2.1%
Illumina, Inc. (a) (b)	223,957	$29,927,374
Thermo Fisher Scientific, Inc.	70,016	36,424,424
		66,351,798
Machinery — 0.5%
Deere & Co.	37,006	15,679,442
Pharmaceuticals — 3.4%
Novartis AG (ADR) (b)	300,105	29,203,217
Novo Nordisk AS (ADR)	635,106	54,631,818
Roche Holding AG (ADR) (b)	682,695	23,812,402
		107,647,437
Semiconductors & Semiconductor Equipment — 10.7%
NVIDIA Corp.	2,229,937	299,458,240
QUALCOMM, Inc.	290,487	44,624,613
		344,082,853
Software — 15.8%
Autodesk, Inc. (a)	302,635	89,449,827
Microsoft Corp.	323,003	136,145,764
Oracle Corp.	909,829	151,613,905
Salesforce, Inc.	303,837	101,581,824
Workday, Inc. - Class A (a)	105,425	27,202,813
		505,994,133
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc. - Class B	366,802	27,755,907
Total Common Stocks (Cost $1,732,067,945)		3,182,657,480

Short-Term Investments—0.8%
Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $25,048,686; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $25,545,161	25,044,164	25,044,164
Total Short-Term Investments (Cost $25,044,164)		25,044,164

Securities Lending Reinvestments (c)—0.5%
Certificates of Deposit—0.2%
Bank of America NA
4.650%, SOFR + 0.190%, 01/03/25 (d)	1,000,000	1,000,000
5.410%, 01/03/25	1,000,000	1,000,082
Bank of Montreal
4.810%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	999,998
Cooperatieve Rabobank UA
4.800%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	1,001,130
Mitsubishi UFJ Trust & Banking Corp.
4.750%, SOFR + 0.220%, 01/27/25 (d)	1,000,000	999,999
See accompanying notes to financial statements.
BHFTI-337

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Standard Chartered Bank
4.730%, SOFR + 0.360%, 01/23/25 (d)	1,000,000	$999,999
		6,001,208
Repurchase Agreements—0.3%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $400,099; collateralized by various Common Stock with an aggregate market value of $445,403	400,000	400,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $3,472,330; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $3,540,911	3,471,481	3,471,481
NatWest Markets Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $1,558,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.250%, maturity dates ranging from 03/15/27 - 07/31/29, and an aggregate market value of $1,589,420	1,557,869	1,557,870
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $2,350,578; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $2,397,590	2,350,000	2,350,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $2,000,492; collateralized by various Common Stock with an aggregate market value of $2,200,542	2,000,000	2,000,000
		9,779,351
Total Securities Lending Reinvestments (Cost $15,779,424)		15,780,559
Total Investments—100.6% (Cost $1,772,891,533)		3,223,482,203
Other assets and liabilities (net)—(0.6)%		(19,258,142)
Net Assets—100.0%		$3,204,224,061

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $242,191,078 and the collateral received consisted of cash in the amount of $15,779,460 and non-cash collateral with a value of $232,589,799. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$232,049,877	$0	$915,682,165
See accompanying notes to financial statements.
BHFTI-338

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of December 31, 2024
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(15,779,460)	$—	$—	$—	$(15,779,460)
Gross amount of recognized liabilities for securities lending transactions					$(15,779,460)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,182,657,480	$—	$—	$3,182,657,480
Total Short-Term Investments*	—	25,044,164	—	25,044,164
Total Securities Lending Reinvestments*	—	15,780,559	—	15,780,559
Total Investments	$3,182,657,480	$40,824,723	$—	$3,223,482,203
Collateral for Securities Loaned (Liability)	$—	$(15,779,460)	$—	$(15,779,460)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,818,253,140
Gross unrealized appreciation	1,532,734,249
Gross unrealized (depreciation)	(127,505,186)
Net unrealized appreciation (depreciation)	$1,405,229,063
See accompanying notes to financial statements.
BHFTI-339

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$3,223,482,203
Receivable for:
Investments sold	1,319,894
Fund shares sold	192,419
Dividends and interest	3,634,842
Prepaid expenses	10,518
Total Assets	3,228,639,876
Liabilities
Collateral for securities loaned	15,779,460
Payable for:
Investments purchased	2,491,490
Fund shares redeemed	3,829,624
Accrued Expenses:
Management fees	1,504,825
Distribution and service fees	202,111
Deferred trustees’ fees	274,711
Other expenses	333,594
Total Liabilities	24,415,815
Net Assets	$3,204,224,061
Net Assets Consist of:
Paid in surplus	$1,379,512,365
Distributable earnings (Accumulated losses)	1,824,711,696
Net Assets	$3,204,224,061
Net Assets
Class A	$2,276,019,118
Class B	897,616,950
Class E	30,587,993
Capital Shares Outstanding*
Class A	118,206,668
Class B	50,014,964
Class E	1,657,471
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$19.25
Class B	17.95
Class E	18.45

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,772,891,533.
(b)	Includes securities loaned at value of $242,191,078.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$15,266,507
Interest	2,053,866
Securities lending income	356,997
Total investment income	17,677,370
Expenses
Management fees	17,324,530
Administration fees	131,618
Custodian and accounting fees	122,900
Distribution and service fees—Class B	2,197,519
Distribution and service fees—Class E	44,740
Audit and tax services	50,507
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	152,279
Insurance	26,352
Miscellaneous	25,790
Total expenses	20,196,039
Less management fee waiver	(684,182)
Less broker commission recapture	(38,198)
Net expenses	19,473,659
Net Investment Loss	(1,796,289)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	409,418,947
Net change in unrealized appreciation (depreciation) on:
Investments	518,061,528
Foreign currency transactions	(922)
Net change in unrealized appreciation (depreciation)	518,060,606
Net realized and unrealized gain (loss)	927,479,553
Net Increase (Decrease) in Net Assets From Operations	$925,683,264

(a)	Net of foreign withholding taxes of $463,634.
See accompanying notes to financial statements.
BHFTI-340

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,796,289)	$(4,310,050)
Net realized gain (loss)	409,418,947	228,781,953
Net change in unrealized appreciation (depreciation)	518,060,606	945,624,508
Increase (decrease) in net assets from operations	925,683,264	1,170,096,411
From Distributions to Shareholders
Class A	(171,264,345)	(118,046,333)
Class B	(72,562,040)	(49,926,030)
Class E	(2,413,736)	(1,618,904)
Total distributions	(246,240,121)	(169,591,267)
Increase (decrease) in net assets from capital share transactions	(457,100,692)	(483,464,310)
Total increase (decrease) in net assets	222,342,451	517,040,834
Net Assets
Beginning of period	2,981,881,610	2,464,840,776
End of period	$3,204,224,061	$2,981,881,610

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,088,827	$18,601,110	1,882,173	$26,148,411
Reinvestments	10,323,348	171,264,345	8,372,080	118,046,333
Redemptions	(28,901,504)	(505,406,420)	(36,459,839)	(498,944,840)
Net increase (decrease)	(17,489,329)	$(315,540,965)	(26,205,586)	$(354,750,096)
Class B
Sales	1,218,699	$19,424,293	1,589,354	$20,658,934
Reinvestments	4,687,470	72,562,040	3,762,323	49,926,030
Redemptions	(14,032,131)	(228,495,843)	(15,364,036)	(197,529,335)
Net increase (decrease)	(8,125,962)	$(136,509,510)	(10,012,359)	$(126,944,371)
Class E
Sales	31,164	$506,897	83,152	$1,076,424
Reinvestments	151,712	2,413,736	119,125	1,618,904
Redemptions	(480,430)	(7,970,850)	(341,005)	(4,465,171)
Net increase (decrease)	(297,554)	$(5,050,217)	(138,728)	$(1,769,843)
Increase (decrease) derived from capital shares transactions		$(457,100,692)		$(483,464,310)
See accompanying notes to financial statements.
BHFTI-341

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.51	$10.79	$16.59	$14.45	$17.14
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00 (b)	(0.01)	0.01	0.00 (b)	0.04
Net realized and unrealized gain (loss)	5.13	5.55	(4.65)	2.66	4.01
Total income (loss) from investment operations	5.13	5.54	(4.64)	2.66	4.05
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	(0.03)	(0.16)
Distributions from net realized capital gains	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)
Total distributions	(1.39)	(0.82)	(1.16)	(0.52)	(6.74)
Net Asset Value, End of Period	$19.25	$15.51	$10.79	$16.59	$14.45
Total Return (%) (c)	34.47	52.06	(27.86)	18.66	32.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	0.58	0.58	0.57	0.59
Net ratio of expenses to average net assets (%) (d)	0.55	0.57	0.57	0.56	0.57
Ratio of net investment income (loss) to average net assets (%)	0.01	(0.08)	0.05	0.02	0.28
Portfolio turnover rate (%)	8	5	19	24 (e)	18
Net assets, end of period (in millions)	$2,276.0	$2,105.2	$1,747.7	$2,526.1	$1,901.7

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.58	$10.20	$15.80	$13.80	$16.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.04)	(0.02)	(0.03)	0.00 (b)
Net realized and unrealized gain (loss)	4.80	5.24	(4.42)	2.52	3.85
Total income (loss) from investment operations	4.76	5.20	(4.44)	2.49	3.85
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.11)
Distributions from net realized capital gains	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)
Total distributions	(1.39)	(0.82)	(1.16)	(0.49)	(6.69)
Net Asset Value, End of Period	$17.95	$14.58	$10.20	$15.80	$13.80
Total Return (%) (c)	34.13	51.73	(28.00)	18.27	32.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	0.83	0.83	0.82	0.84
Net ratio of expenses to average net assets (%) (d)	0.80	0.82	0.82	0.81	0.82
Ratio of net investment income (loss) to average net assets (%)	(0.24)	(0.33)	(0.20)	(0.21)	0.03
Portfolio turnover rate (%)	8	5	19	24 (e)	18
Net assets, end of period (in millions)	$897.6	$847.5	$695.3	$1,034.6	$943.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-342

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.94	$10.43	$16.11	$14.05	$16.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.03)	(0.01)	(0.01)	0.02
Net realized and unrealized gain (loss)	4.92	5.36	(4.51)	2.57	3.90
Total income (loss) from investment operations	4.90	5.33	(4.52)	2.56	3.92
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	(0.01)	(0.13)
Distributions from net realized capital gains	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)
Total distributions	(1.39)	(0.82)	(1.16)	(0.50)	(6.71)
Net Asset Value, End of Period	$18.45	$14.94	$10.43	$16.11	$14.05
Total Return (%) (c)	34.24	51.84	(27.95)	18.46	32.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73	0.73	0.73	0.72	0.74
Net ratio of expenses to average net assets (%) (d)	0.70	0.72	0.72	0.71	0.72
Ratio of net investment income (loss) to average net assets (%)	(0.14)	(0.23)	(0.10)	(0.10)	0.12
Portfolio turnover rate (%)	8	5	19	24 (e)	18
Net assets, end of period (in millions)	$30.6	$29.2	$21.8	$34.8	$35.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(e)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2021.
See accompanying notes to financial statements.
BHFTI-343

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—76.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies — 76.0%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	253,560,970	$2,360,652,627
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	15,184,321	272,254,880
MetLife MSCI EAFE Index Portfolio (Class A) (a)	43,927,078	646,606,593
MetLife Russell 2000 Index Portfolio (Class A) (a)	8,858,820	163,622,398
MetLife Stock Index Portfolio (Class A) (a)	13,385,514	939,663,068
Total Mutual Funds (Cost $4,439,878,943)		4,382,799,566

Short-Term Investments—24.1%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $11,686; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $12,081	11,684	11,684
U.S. Treasury—24.1%
U.S. Treasury Bills
3.879%, 01/07/25 (b)	193,370,000	193,260,092
3.914%, 01/07/25 (b)	15,000,000	14,991,474
3.915%, 01/07/25 (b)	6,320,000	6,316,408
4.212%, 01/21/25 (b)	960,000	957,849
4.225%, 02/06/25 (b) (c) (d)	5,180,000	5,158,734
4.226%, 02/06/25 (b) (c) (d)	15,310,000	15,247,146
4.269%, 03/20/25 (b)	153,520,000	152,148,591
4.272%, 03/20/25 (b)	5,180,000	5,133,727
4.298%, 01/21/25 (b)	200,000,000	199,551,838
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
4.313%, 01/21/25 (b)	20,060,000	$20,015,049
4.314%, 01/21/25 (b)	7,160,000	7,143,956
4.348%, 03/18/25 (b)	3,020,000	2,993,743
4.373%, 03/18/25 (b)	12,970,000	12,857,234
4.376%, 02/06/25 (b) (c) (d)	150,000,000	149,384,192
4.378%, 03/18/25 (b)	117,470,000	116,448,670
4.386%, 02/06/25 (b) (c) (d)	88,935,000	88,569,887
4.405%, 04/01/25 (b)	200,000,000	197,942,406
4.412%, 02/20/25 (b)	200,000,000	198,863,060
		1,386,984,056
Total Short-Term Investments (Cost $1,386,528,416)		1,386,995,740
Total Investments—100.1% (Cost $5,826,407,359)		5,769,795,306
Other assets and liabilities (net)—(0.1)%		(8,486,582)
Net Assets—100.0%		$5,761,308,724

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of December 31, 2024, the market value of securities pledged was $80,667,463.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2024, the market value of securities pledged was $98,593,566.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the year ended December 31, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
MetLife Aggregate Bond Index Portfolio (Class A)	$500,723,775	$1,925,754,547	$(49,117,727)	$(10,389,560)	$(6,318,408)	$2,360,652,627
MetLife Mid Cap Stock Index Portfolio (Class A)	62,951,383	233,159,568	(13,267,447)	365,186	(10,953,810)	272,254,880
MetLife MSCI EAFE Index Portfolio (Class A)	143,888,386	533,746,569	(24,979,395)	6,844,323	(12,893,290)	646,606,593
MetLife Russell 2000 Index Portfolio (Class A)	38,652,957	141,343,390	(8,765,438)	608,535	(8,217,046)	163,622,398
MetLife Stock Index Portfolio (Class A)	208,048,469	786,248,372	(75,991,700)	22,100,138	(742,211)	939,663,068
	$954,264,970	$3,620,252,446	$(172,121,707)	$19,528,622	$(39,124,765)	$4,382,799,566

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2024
MetLife Aggregate Bond Index Portfolio (Class A)	$—	$15,309,796	253,560,970
MetLife Mid Cap Stock Index Portfolio (Class A)	3,126,926	812,057	15,184,321
MetLife MSCI EAFE Index Portfolio (Class A)	1,282,954	4,379,738	43,927,078
MetLife Russell 2000 Index Portfolio (Class A)	1,256,892	547,557	8,858,820
MetLife Stock Index Portfolio (Class A)	12,543,580	2,549,385	13,385,514
	$18,210,352	$23,598,533
See accompanying notes to financial statements.
BHFTI-344

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of December 31, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$3,620,252,446	$0	$172,121,707
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	03/21/25	5,854	USD	663,697,250	$(21,267,466)
Russell 2000 Index E-Mini Futures	03/21/25	1,436	USD	161,535,640	(9,195,527)
S&P 500 Index E-Mini Futures	03/21/25	3,234	USD	959,810,775	(31,225,064)
S&P Midcap 400 Index E-Mini Futures	03/21/25	853	USD	268,413,510	(14,535,515)
Net Unrealized Depreciation					$(76,223,572)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.140%	Annually	12/17/34	USD	59,000,000	$(4,486,150)	$725	$(4,486,875)
Pay	12M SOFR	Annually	3.380%	Annually	11/15/34	USD	59,000,000	(3,306,352)	701	(3,307,053)
Pay	12M SOFR	Annually	3.570%	Annually	01/17/35	USD	59,000,000	(2,411,728)	728	(2,412,456)
Pay	12M SOFR	Annually	3.700%	Annually	10/18/34	USD	59,000,000	(1,766,541)	713	(1,767,254)
Pay	12M SOFR	Annually	3.890%	Annually	10/18/34	USD	244,000,000	(3,544,101)	(384,600)	(3,159,501)
Pay	12M SOFR	Annually	3.890%	Annually	11/15/34	USD	244,000,000	(3,592,183)	(304,932)	(3,287,251)
Pay	12M SOFR	Annually	3.900%	Annually	01/17/35	USD	244,000,000	(3,453,058)	(79,177)	(3,373,881)
Pay	12M SOFR	Annually	3.900%	Annually	03/17/35	USD	122,000,000	(1,647,223)	1,238	(1,648,461)
Pay	12M SOFR	Annually	3.900%	Annually	03/17/35	USD	122,000,000	(1,647,223)	1,238	(1,648,461)
Pay	12M SOFR	Annually	3.900%	Annually	03/17/35	USD	59,000,000	(796,608)	728	(797,336)
Pay	12M SOFR	Annually	3.900%	Annually	12/17/34	USD	244,000,000	(3,430,766)	(131,564)	(3,299,202)
Pay	12M SOFR	Annually	3.910%	Annually	02/20/35	USD	244,000,000	(3,282,815)	56,169	(3,338,984)
Pay	12M SOFR	Annually	3.930%	Annually	02/20/35	USD	59,000,000	(662,129)	728	(662,857)
Totals								$(34,026,877)	$(837,305)	$(33,189,572)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$76,223,572
Interest Rate	Unrealized depreciation on centrally cleared swap contracts (b)	33,189,572
Total		$109,413,144

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-345

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of December 31, 2024
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$—	$82,841,738	$82,841,738
Swap contracts	4,569,866	—	4,569,866
	$4,569,866	$82,841,738	$87,411,604

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$—	$(98,601,639)	$(98,601,639)
Swap contracts	(48,053,526)	—	(48,053,526)
	$(48,053,526)	$(98,601,639)	$(146,655,165)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$717,807,231
Swap contracts	598,000,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,382,799,566	$—	$—	$4,382,799,566
Total Short-Term Investments*	—	1,386,995,740	—	1,386,995,740
Total Investments	$4,382,799,566	$1,386,995,740	$—	$5,769,795,306
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(76,223,572)	$—	$—	$(76,223,572)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(33,189,572)	$—	$(33,189,572)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$5,865,066,909
Gross unrealized appreciation	40,154,827
Gross unrealized (depreciation)	(168,616,002)
Net unrealized appreciation (depreciation)	$(128,461,175)
See accompanying notes to financial statements.
BHFTI-346

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$1,386,995,740
Affiliated investments at value (b)	4,382,799,566
Receivable for:
Affiliated investments sold	2,405,609
Fund shares sold	21,684
Due from affiliate	35,033
Prepaid expenses	1,112
Total Assets	5,772,258,744
Liabilities
Payable for:
Fund shares redeemed	2,427,294
Variation margin on futures contracts	3,661,492
Variation margin on centrally cleared swap contracts	2,537,845
Accrued Expenses:
Management fees	776,614
Distribution and service fees	1,263,177
Deferred trustees’ fees	198,159
Other expenses	85,439
Total Liabilities	10,950,020
Net Assets	$5,761,308,724
Net Assets Consist of:
Paid in surplus	$5,941,311,919
Distributable earnings (Accumulated losses)	(180,003,195)
Net Assets	$5,761,308,724
Net Assets
Class B	$5,761,308,724
Capital Shares Outstanding*
Class B	534,771,966
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.77

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,386,528,416.
(b)	Identified cost of affiliated investments was $4,439,878,943.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from affiliated investments	$23,598,533
Interest	21,879,350
Total investment income	45,477,883
Expenses
Management fees	2,923,671
Administration fees	56,050
Custodian and accounting fees	39,722
Distribution and service fees—Class B	4,342,870
Audit and tax services	52,001
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	11,749
Insurance	2,798
Miscellaneous	21,153
Total expenses	7,569,818
Less management fee waiver	(12,431)
Net expenses	7,557,387
Net Investment Income	37,920,496
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	39,315
Affiliated investments	19,528,622
Capital gain distributions from affiliated investments	18,210,352
Futures contracts	82,841,738
Swap contracts	4,569,866
Net realized gain (loss)	125,189,893
Net change in unrealized appreciation (depreciation) on:
Investments	417,545
Affiliated investments	(39,124,765)
Futures contracts	(98,601,639)
Swap contracts	(48,053,526)
Net change in unrealized appreciation (depreciation)	(185,362,385)
Net realized and unrealized gain (loss)	(60,172,492)
Net Increase (Decrease) in Net Assets From Operations	$(22,251,996)
See accompanying notes to financial statements.
BHFTI-347

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$37,920,496	$33,001,565
Net realized gain (loss)	125,189,893	6,498,051
Net change in unrealized appreciation (depreciation)	(185,362,385)	123,470,660
Increase (decrease) in net assets from operations	(22,251,996)	162,970,276
From Distributions to Shareholders
Class B	(29,740,090)	(29,237,376)
Total distributions	(29,740,090)	(29,237,376)
Increase (decrease) in net assets from capital share transactions	4,523,731,446	(126,145,609)
Total increase (decrease) in net assets	4,471,739,360	7,587,291
Net Assets
Beginning of period	1,289,569,364	1,281,982,073
End of period	$5,761,308,724	$1,289,569,364

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	433,744,145	$4,792,056,749	2,378,252	$22,924,234
Reinvestments	2,832,390	29,740,090	3,023,514	29,237,376
Redemptions	(27,545,876)	(298,065,393)	(18,643,619)	(178,307,219)
Net increase (decrease)	409,030,659	$4,523,731,446	(13,241,853)	$(126,145,609)
Increase (decrease) derived from capital shares transactions		$4,523,731,446		$(126,145,609)
See accompanying notes to financial statements.
BHFTI-348

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.26	$9.22	$13.24	$12.76	$13.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.25	0.18	0.14	0.21
Net realized and unrealized gain (loss)	0.53 (b)	1.01	(2.95)	1.07	0.52
Total income (loss) from investment operations	0.76	1.26	(2.77)	1.21	0.73
Less Distributions
Distributions from net investment income	(0.25)	(0.22)	(0.20)	(0.24)	(0.29)
Distributions from net realized capital gains	0.00	0.00	(1.05)	(0.49)	(1.15)
Total distributions	(0.25)	(0.22)	(1.25)	(0.73)	(1.44)
Net Asset Value, End of Period	$10.77	$10.26	$9.22	$13.24	$12.76
Total Return (%) (c)	7.48	13.82	(21.09)	9.72	6.56
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.44	0.44	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (d) (e)	0.44	0.44	0.43	0.43	0.43
Ratio of net investment income (loss) to average net assets (%) (f)	2.18	2.60	1.76	1.10	1.68
Portfolio turnover rate (%)	12	5	7	7	7
Net assets, end of period (in millions)	$5,761.3	$1,289.6	$1,282.0	$1,818.9	$1,885.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) does not directly correlate to the amounts reported in the Statement of Operations due to the timing of shareholder activity in the Portfolio.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-349

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Australia — 3.2%
APA Group	654,620	$2,821,808
Aristocrat Leisure Ltd.	332,187	14,027,773
CAR Group Ltd.	204,378	4,542,437
Glencore PLC (a)	2,854,461	12,550,697
SEEK Ltd.	191,944	2,672,617
Woodside Energy Group Ltd.	419,616	6,490,011
		43,105,343
Austria — 0.5%
Erste Group Bank AG	103,118	6,371,230
Brazil — 1.2%
B3 SA - Brasil Bolsa Balcao	5,161,000	8,851,576
Banco Bradesco SA (ADR) (b)	3,690,440	7,048,740
		15,900,316
Canada — 2.1%
Constellation Software, Inc.	5,930	18,336,858
RB Global, Inc. (b)	109,736	9,904,448
		28,241,306
China — 0.9%
China Resources Gas Group Ltd.	1,169,324	4,629,889
NXP Semiconductors NV	34,572	7,185,790
		11,815,679
Denmark — 3.0%
Novo Nordisk AS - Class B	384,750	33,114,369
Novonesis (Novozymes) - B Shares	128,813	7,269,468
		40,383,837
France — 7.3%
BNP Paribas SA	291,372	17,844,665
Capgemini SE	30,290	4,941,097
Cie Generale des Etablissements Michelin SCA	240,806	7,907,216
Legrand SA	152,133	14,722,792
LVMH Moet Hennessy Louis Vuitton SE	40,825	26,695,023
Thales SA	56,184	8,016,123
TotalEnergies SE	345,138	19,178,937
		99,305,853
Germany — 5.3%
E.ON SE	572,201	6,662,572
GEA Group AG	362,037	17,934,356
LEG Immobilien SE	101,193	8,573,994
Merck KGaA	76,330	11,059,820
MTU Aero Engines AG	49,639	16,552,400
Symrise AG	102,372	10,884,167
		71,667,309
Greece — 0.2%
Hellenic Telecommunications Organization SA	215,727	3,323,556
Hong Kong — 2.1%
AIA Group Ltd.	1,495,028	10,814,928
Security Description	Shares	Value
Hong Kong — (Continued)
CLP Holdings Ltd.	569,500	$4,788,272
Techtronic Industries Co. Ltd.	941,000	12,404,832
		28,008,032
India — 1.5%
HDFC Bank Ltd.	702,411	14,522,237
Reliance Industries Ltd.	428,401	6,073,080
		20,595,317
Ireland — 1.1%
Bank of Ireland Group PLC	1,632,095	14,882,585
Italy — 1.3%
Eni SpA	768,165	10,492,836
Ryanair Holdings PLC (ADR) (b)	174,487	7,605,888
		18,098,724
Japan — 19.1%
Chugai Pharmaceutical Co. Ltd.	184,000	8,095,165
Daiichi Sankyo Co. Ltd.	356,800	9,807,464
Daikin Industries Ltd.	97,400	11,410,963
Denso Corp. (b)	790,500	10,967,813
Disco Corp.	11,700	3,158,066
Fujitsu Ltd.	486,900	8,552,336
Hitachi Ltd.	1,368,200	33,628,434
Kao Corp. (b)	242,900	9,817,695
KDDI Corp.	295,600	9,421,864
Kirin Holdings Co. Ltd. (b)	536,700	6,964,984
Mitsubishi Electric Corp.	902,000	15,287,885
Mitsubishi UFJ Financial Group, Inc.	1,680,200	19,704,387
Mitsui & Co. Ltd.	558,300	11,584,192
Nomura Research Institute Ltd.	96,100	2,827,114
Olympus Corp. (b)	384,300	5,723,976
Pan Pacific International Holdings Corp. (b)	172,400	4,679,704
Persol Holdings Co. Ltd.	1,726,600	2,572,686
Renesas Electronics Corp. (a)	765,000	9,725,305
Secom Co. Ltd.	34,900	1,178,912
Seven & i Holdings Co. Ltd.	859,200	13,468,666
Shin-Etsu Chemical Co. Ltd.	381,200	12,606,220
SMC Corp. (b)	34,200	13,317,083
SoftBank Group Corp.	149,100	8,565,188
Sompo Holdings, Inc.	258,700	6,847,858
Terumo Corp.	219,900	4,231,576
Toyota Industries Corp.	155,100	12,478,831
Yamaha Corp.	381,200	2,751,481
		259,375,848
Macau — 0.3%
Sands China Ltd. (a)	1,510,400	4,057,753
Netherlands — 6.5%
ABN AMRO Bank NV	833,819	12,862,048
Akzo Nobel NV	123,786	7,432,611
ASML Holding NV	31,231	21,964,206
Euronext NV	190,939	21,400,527
Heineken NV	133,814	9,501,392
See accompanying notes to financial statements.
BHFTI-350

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Netherlands — (Continued)
ING Groep NV	56,886	$889,511
Wolters Kluwer NV	86,382	14,327,536
		88,377,831
Portugal — 1.0%
Galp Energia SGPS SA	799,729	13,257,889
South Korea — 0.9%
Samsung Electronics Co. Ltd.	189,652	6,844,272
Samsung Fire & Marine Insurance Co. Ltd.	19,522	4,746,204
		11,590,476
Spain — 2.6%
Amadeus IT Group SA	180,578	12,703,166
Cellnex Telecom SA (a) (b)	233,629	7,364,841
Iberdrola SA	1,151,869	15,861,183
		35,929,190
Switzerland — 3.4%
Cie Financiere Richemont SA - Class A	105,383	16,018,613
Julius Baer Group Ltd.	306,082	19,745,044
Sika AG	43,401	10,313,727
		46,077,384
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	580,468	18,954,319
Thailand — 0.6%
Advanced Info Service PCL	966,700	8,137,349
United Kingdom — 12.4%
Barclays PLC	6,490,095	21,734,277
Beazley PLC	1,905,220	19,420,524
British American Tobacco PLC	464,993	16,861,505
Burberry Group PLC	234,950	2,862,677
ConvaTec Group PLC	2,728,642	7,555,557
Croda International PLC	158,137	6,699,009
Diageo PLC	575,070	18,273,873
Flutter Entertainment PLC (a)	21,004	5,428,484
Hiscox Ltd.	838,413	11,367,549
London Stock Exchange Group PLC	118,609	16,700,927
NatWest Group PLC	4,521,759	22,759,661
Next PLC	33,197	3,945,133
Weir Group PLC	300,277	8,175,916
Whitbread PLC	164,797	6,076,548
		167,861,640
United States — 19.5%
Aon PLC - Class A	59,891	21,510,452
Cadence Design Systems, Inc. (a)	61,157	18,375,232
CSL Ltd.	79,125	13,783,215
James Hardie Industries PLC (a)	130,797	4,036,560
Linde PLC	91,738	38,407,948
Nestle SA	327,685	26,870,040
Qiagen NV (a)	295,075	13,155,994
Roche Holding AG	124,580	34,870,954
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Sanofi SA	166,777	$16,127,970
Schneider Electric SE	196,483	48,569,968
Visa, Inc. - Class A (b)	64,401	20,353,292
Willis Towers Watson PLC	25,064	7,851,047
		263,912,672
Total Common Stocks (Cost $1,090,394,326)		1,319,231,438

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	9,715	0

Short-Term Investments—2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25 with a maturity value of $31,559,915; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $32,185,469	31,554,217	31,554,217
Total Short-Term Investments (Cost $31,554,217)		31,554,217

Securities Lending Reinvestments (c)—1.8%
Repurchase Agreements — 0.3%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $300,074; collateralized by various Common Stock with an aggregate market value of $334,053	300,000	300,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $1,000,228; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $2,171,428; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $2,214,315	2,170,897	2,170,897
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $1,000,246; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $1,020,251	1,000,000	1,000,000
		4,470,897

Mutual Funds — 1.5%
Allspring Government Money Market Fund, Select Class, 4.420% (d)	3,000,000	3,000,000
See accompanying notes to financial statements.
BHFTI-351

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (d)	3,000,000	$3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (d)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (d)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (d)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (d)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (d)	400,000	400,000
		19,700,000
Total Securities Lending Reinvestments (Cost $24,170,897)		24,170,897
Total Investments—101.5% (Cost $1,146,119,440)		1,374,956,552
Other assets and liabilities (net)—(1.5)%		(20,393,733)
Net Assets—100.0%		$1,354,562,819

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $62,574,348 and the collateral received consisted of cash in the amount of
$24,170,897 and non-cash collateral with a value of $42,343,242. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2024.

Ten Largest Industries as of December 31, 2024 (Unaudited)	% of Net Assets
Banks	10.2
Pharmaceuticals	8.4
Chemicals	6.9
Insurance	6.1
Electrical Equipment	5.8
Capital Markets	4.9
Machinery	4.8
Semiconductors & Semiconductor Equipment	4.5
Oil, Gas & Consumable Fuels	4.1
Textiles, Apparel & Luxury Goods	3.4
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$299,801,536	$0	$516,254,973
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(24,170,897)	$—	$—	$—	$(24,170,897)
Gross amount of recognized liabilities for securities lending transactions					$(24,170,897)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$43,105,343	$—	$43,105,343
Austria	—	6,371,230	—	6,371,230
Brazil	7,048,740	8,851,576	—	15,900,316
Canada	28,241,306	—	—	28,241,306
See accompanying notes to financial statements.
BHFTI-352

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
China	$7,185,790	$4,629,889	$—	$11,815,679
Denmark	—	40,383,837	—	40,383,837
France	—	99,305,853	—	99,305,853
Germany	—	71,667,309	—	71,667,309
Greece	—	3,323,556	—	3,323,556
Hong Kong	—	28,008,032	—	28,008,032
India	—	20,595,317	—	20,595,317
Ireland	—	14,882,585	—	14,882,585
Italy	7,605,888	10,492,836	—	18,098,724
Japan	—	259,375,848	—	259,375,848
Macau	—	4,057,753	—	4,057,753
Netherlands	—	88,377,831	—	88,377,831
Portugal	—	13,257,889	—	13,257,889
South Korea	—	11,590,476	—	11,590,476
Spain	—	35,929,190	—	35,929,190
Switzerland	—	46,077,384	—	46,077,384
Taiwan	—	18,954,319	—	18,954,319
Thailand	8,137,349	—	—	8,137,349
United Kingdom	5,428,484	162,433,156	—	167,861,640
United States	106,497,971	157,414,701	—	263,912,672
Total Common Stocks	170,145,528	1,149,085,910	—	1,319,231,438
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	31,554,217	—	31,554,217
Securities Lending Reinvestments
Mutual Funds	19,700,000	—	—	19,700,000
Repurchase Agreements	—	4,470,897	—	4,470,897
Total Securities Lending Reinvestments	19,700,000	4,470,897	—	24,170,897
Total Investments	$189,845,528	$1,185,111,024	$—	$1,374,956,552
Collateral for Securities Loaned (Liability)	$—	$(24,170,897)	$—	$(24,170,897)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,154,130,506
Gross unrealized appreciation	306,949,441
Gross unrealized (depreciation)	(86,123,395)
Net unrealized appreciation (depreciation)	$220,826,046
See accompanying notes to financial statements.
BHFTI-353

Brighthouse Funds Trust I
MFS® Research International Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,374,956,552
Cash denominated in foreign currencies (c)	88
Receivable for:
Investments sold	973,383
Fund shares sold	772,081
Dividends and interest	5,971,598
Prepaid expenses	5,377
Total Assets	1,382,679,079
Liabilities
Collateral for securities loaned	24,170,897
Payable for:
Investments purchased	1,038,696
Fund shares redeemed	220,036
Foreign taxes	1,369,732
Accrued Expenses:
Management fees	698,230
Distribution and service fees	95,504
Deferred trustees’ fees	221,249
Other expenses	301,916
Total Liabilities	28,116,260
Net Assets	$1,354,562,819
Net Assets Consist of:
Paid in surplus	$1,029,520,468
Distributable earnings (Accumulated losses) (d)	325,042,351
Net Assets	$1,354,562,819
Net Assets
Class A	$911,721,347
Class B	438,613,921
Class E	4,227,551
Capital Shares Outstanding*
Class A	76,275,363
Class B	37,144,760
Class E	355,210
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.95
Class B	11.81
Class E	11.90

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,146,119,440.
(b)	Includes securities loaned at value of $62,574,348.
(c)	Identified cost of cash denominated in foreign currencies was $90.
(d)	Includes foreign capital gains tax of $1,369,732.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$35,335,452
Interest	542,332
Securities lending income	90,560
Total investment income	35,968,344
Expenses
Management fees	10,610,012
Administration fees	73,033
Custodian and accounting fees	235,109
Distribution and service fees—Class B	1,180,550
Distribution and service fees—Class E	7,021
Audit and tax services	57,114
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	103,103
Insurance	13,049
Miscellaneous	40,407
Total expenses	12,439,202
Less management fee waiver	(1,675,847)
Net expenses	10,763,355
Net Investment Income	25,204,989
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	80,419,926
Foreign currency transactions	(258,999)
Net realized gain (loss)	80,160,927
Net change in unrealized appreciation (depreciation) on:
Investments (c)	(52,373,083)
Foreign currency transactions	(301,711)
Net change in unrealized appreciation (depreciation)	(52,674,794)
Net realized and unrealized gain (loss)	27,486,133
Net Increase (Decrease) in Net Assets From Operations	$52,691,122

(a)	Net of foreign withholding taxes of $3,422,284.
(b)	Net of foreign capital gains tax of $235,881.
(c)	Includes change in foreign capital gains tax of $(514,864).
See accompanying notes to financial statements.
BHFTI-354

Brighthouse Funds Trust I
MFS® Research International Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$25,204,989	$25,801,731
Net realized gain (loss)	80,160,927	37,863,492
Net change in unrealized appreciation (depreciation)	(52,674,794)	120,004,709
Increase (decrease) in net assets from operations	52,691,122	183,669,932
From Distributions to Shareholders
Class A	(44,577,310)	(36,415,657)
Class B	(19,730,455)	(16,166,837)
Class E	(193,708)	(180,294)
Total distributions	(64,501,473)	(52,762,788)
Increase (decrease) in net assets from capital share transactions	(154,108,273)	(89,095,219)
Total increase (decrease) in net assets	(165,918,624)	41,811,925
Net Assets
Beginning of period	1,520,481,443	1,478,669,518
End of period	$1,354,562,819	$1,520,481,443

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	605,392	$7,457,053	3,911,529	$46,437,995
Reinvestments	3,586,268	44,577,310	3,083,460	36,415,657
Redemptions	(13,819,813)	(172,871,369)	(11,325,077)	(133,169,548)
Net increase (decrease)	(9,628,153)	$(120,837,006)	(4,330,088)	$(50,315,896)
Class B
Sales	1,430,494	$17,433,721	2,015,789	$23,138,449
Reinvestments	1,604,102	19,730,455	1,382,963	16,166,837
Redemptions	(5,645,647)	(69,699,435)	(6,684,205)	(77,427,992)
Net increase (decrease)	(2,611,051)	$(32,535,259)	(3,285,453)	$(38,122,706)
Class E
Sales	8,800	$108,534	11,693	$133,733
Reinvestments	15,634	193,708	15,318	180,294
Redemptions	(84,233)	(1,038,250)	(83,476)	(970,644)
Net increase (decrease)	(59,799)	$(736,008)	(56,465)	$(656,617)
Increase (decrease) derived from capital shares transactions		$(154,108,273)		$(89,095,219)
See accompanying notes to financial statements.
BHFTI-355

Brighthouse Funds Trust I
MFS® Research International Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.10	$11.10	$14.81	$13.86	$13.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.21	0.21	0.19	0.17
Net realized and unrealized gain (loss)	0.19	1.23	(2.81)	1.46	1.39
Total income (loss) from investment operations	0.41	1.44	(2.60)	1.65	1.56
Less Distributions
Distributions from net investment income	(0.24)	(0.21)	(0.26)	(0.17)	(0.31)
Distributions from net realized capital gains	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)
Total distributions	(0.56)	(0.44)	(1.11)	(0.70)	(0.73)
Net Asset Value, End of Period	$11.95	$12.10	$11.10	$14.81	$13.86
Total Return (%) (b)	3.17	13.05	(17.30)	11.98	13.28
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	0.76	0.75	0.74	0.75
Net ratio of expenses to average net assets (%) (c)	0.64	0.65	0.64	0.64	0.64
Ratio of net investment income (loss) to average net assets (%)	1.76	1.83	1.81	1.31	1.36
Portfolio turnover rate (%)	20	15	20	18	26
Net assets, end of period (in millions)	$911.7	$1,039.8	$1,001.3	$1,319.7	$1,266.4

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.96	$10.97	$14.65	$13.72	$12.90
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.18	0.18	0.15	0.13
Net realized and unrealized gain (loss)	0.19	1.22	(2.79)	1.45	1.38
Total income (loss) from investment operations	0.38	1.40	(2.61)	1.60	1.51
Less Distributions
Distributions from net investment income	(0.21)	(0.18)	(0.22)	(0.14)	(0.27)
Distributions from net realized capital gains	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)
Total distributions	(0.53)	(0.41)	(1.07)	(0.67)	(0.69)
Net Asset Value, End of Period	$11.81	$11.96	$10.97	$14.65	$13.72
Total Return (%) (b)	2.95	12.82	(17.57)	11.71	13.02
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	1.01	1.00	0.99	1.00
Net ratio of expenses to average net assets (%) (c)	0.89	0.90	0.89	0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	1.51	1.59	1.56	1.07	1.11
Portfolio turnover rate (%)	20	15	20	18	26
Net assets, end of period (in millions)	$438.6	$475.7	$472.2	$614.0	$602.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-356

Brighthouse Funds Trust I
MFS® Research International Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.05	$11.05	$14.74	$13.80	$12.98
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.20	0.19	0.17	0.15
Net realized and unrealized gain (loss)	0.19	1.22	(2.79)	1.45	1.38
Total income (loss) from investment operations	0.39	1.42	(2.60)	1.62	1.53
Less Distributions
Distributions from net investment income	(0.22)	(0.19)	(0.24)	(0.15)	(0.29)
Distributions from net realized capital gains	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)
Total distributions	(0.54)	(0.42)	(1.09)	(0.68)	(0.71)
Net Asset Value, End of Period	$11.90	$12.05	$11.05	$14.74	$13.80
Total Return (%) (b)	3.01	12.92	(17.43)	11.80	13.06
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	0.91	0.90	0.89	0.90
Net ratio of expenses to average net assets (%) (c)	0.79	0.80	0.79	0.79	0.79
Ratio of net investment income (loss) to average net assets (%)	1.60	1.70	1.65	1.19	1.22
Portfolio turnover rate (%)	20	15	20	18	26
Net assets, end of period (in millions)	$4.2	$5.0	$5.2	$7.1	$7.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-357

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—92.8% of Net Assets

Security Description	Shares	Value

Automobiles — 0.3%
Rivian Automotive, Inc. - Class A (a) (b)	277,090	$3,685,297
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc. (b)	11,653	2,742,067
Argenx SE (ADR) (b)	5,843	3,593,445
Intellia Therapeutics, Inc. (a) (b)	230,192	2,684,039
ProKidney Corp. (a) (b)	849,350	1,435,402
Roivant Sciences Ltd. (a) (b)	1,770,419	20,944,057
		31,399,010
Broadline Retail — 5.7%
Global-e Online Ltd. (a) (b)	1,335,444	72,821,761
Capital Markets — 1.3%
Coinbase Global, Inc. - Class A (b)	67,339	16,720,274
Entertainment — 5.6%
ROBLOX Corp. - Class A (b)	1,242,583	71,895,852
Financial Services — 8.9%
Adyen NV (b)	23,001	33,933,022
Affirm Holdings, Inc. (b)	1,316,458	80,172,292
		114,105,314
Health Care Equipment & Supplies — 1.3%
Dexcom, Inc. (b)	169,676	13,195,703
Penumbra, Inc. (a) (b)	15,426	3,663,366
		16,859,069
Health Care Providers & Services — 0.8%
agilon health, Inc. (a) (b)	5,345,987	10,157,375
Health Care Technology — 0.2%
Doximity, Inc. - Class A (b)	58,710	3,134,527
Hotels, Restaurants & Leisure — 6.8%
DoorDash, Inc. - Class A (b)	516,232	86,597,918
Interactive Media & Services — 2.7%
ZoomInfo Technologies, Inc. (a) (b)	3,333,030	35,030,145
IT Services — 11.2%
Cloudflare, Inc. - Class A (a) (b)	1,033,394	111,275,866
Snowflake, Inc. - Class A (b)	209,978	32,422,703
		143,698,569
Leisure Products — 2.1%
Peloton Interactive, Inc. - Class A (a) (b)	3,036,079	26,413,887
Machinery — 0.3%
Symbotic, Inc. (a) (b)	155,214	3,680,124
Media — 6.3%
Trade Desk, Inc. - Class A (b)	686,655	80,702,562
Other — 3.7%
QXO, Inc. (a)	2,981,533	47,406,375
Security Description	Shares/ Principal Amount*	Value
Pharmaceuticals — 3.7%
Royalty Pharma PLC - Class A	1,851,276	$47,226,051
Real Estate Management & Development — 0.0%
Landbridge Co. LLC - Class A	5,225	337,535
Software — 16.4%
AppLovin Corp. - Class A (b)	64,783	20,978,679
Aurora Innovation, Inc. (a) (b)	9,136,799	57,561,834
Bill Holdings, Inc. (a) (b)	404,272	34,245,881
MicroStrategy, Inc. - Class A (a) (b)	100,589	29,132,586
Palantir Technologies, Inc. - Class A (b)	8,266	625,157
Procore Technologies, Inc. (a) (b)	77,877	5,835,324
Samsara, Inc. - Class A (b)	1,422,068	62,130,151
		210,509,612
Specialty Retail — 8.7%
Carvana Co. (a) (b)	294,840	59,958,662
Chewy, Inc. - Class A (a) (b)	216,696	7,257,149
Floor & Decor Holdings, Inc. - Class A (a) (b)	438,888	43,757,134
		110,972,945
Trading Companies & Distributors — 4.4%
Core & Main, Inc. - Class A (b)	1,119,870	57,012,582
Total Common Stocks (Cost $1,042,345,142)		1,190,366,784

Convertible Preferred Stocks—2.3%
Software — 2.3%
Databricks, Inc. - Series H † (b) (c) (d)	229,833	21,259,552
Databricks, Inc. - Series I † (b) (c) (d)	83,793	7,750,853
Total Convertible Preferred Stocks (Cost $23,047,864)		29,010,405

Escrow Shares—0.0%
Broadline Retail — 0.0%
Flipkart Ltd. † (b) (c) (d) (Cost $0)	60,812	12,466

Short-Term Investments—4.3%
Repurchase Agreement—4.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $55,141,740; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $56,234,592	55,131,786	55,131,786
Total Short-Term Investments (Cost $55,131,786)		55,131,786
See accompanying notes to financial statements.
BHFTI-358

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (e)—8.2%

Security Description	Principal Amount*	Value

Certificates of Deposit—2.0%
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	$1,000,000
4.810%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Bank of Nova Scotia
4.670%, SOFR + 0.300%, 03/13/25 (f)	2,000,000	1,999,979
4.680%, SOFR + 0.310%, 03/19/25 (f)	2,000,000	1,999,984
4.710%, SOFR + 0.340%, 05/02/25 (f)	2,000,000	2,000,568
Barclays Bank PLC (NY)
4.840%, SOFR + 0.380%, 02/10/25 (f)	3,000,000	3,000,198
Canadian Imperial Bank of Commerce (NY)
4.730%, SOFR + 0.360%, 01/09/25 (f)	2,000,000	2,000,076
Mizuho Bank Ltd.
4.690%, SOFR + 0.230%, 05/09/25 (f)	2,000,000	1,999,794
Royal Bank of Canada
4.710%, SOFR + 0.340%, 05/08/25 (f)	1,000,000	1,000,347
Skandinaviska Enskilda Banken AB
4.760%, SOFR + 0.300%, 02/06/25 (f)	1,000,000	1,000,114
Standard Chartered Bank
4.730%, SOFR + 0.360%, 01/23/25 (f)	1,000,000	999,999
Sumitomo Mitsui Banking Corp.
4.590%, SOFR + 0.220%, 01/21/25 (f)	2,000,000	2,000,044
Svenska Handelsbanken AB
4.760%, SOFR + 0.300%, 02/06/25 (f)	1,000,000	1,000,142
Toronto-Dominion Bank
4.800%, SOFR + 0.340%, 05/09/25 (f)	2,000,000	1,999,967
Westpac Banking Corp.
4.700%, SOFR + 0.330%, 04/28/25 (f)	2,000,000	2,001,040
		25,002,250
Commercial Paper—0.2%
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (f)	3,000,000	3,000,177
Repurchase Agreements—5.4%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $300,074; collateralized by various Common Stock with an aggregate market value of $334,053	300,000	300,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $2,000,496; collateralized by various Common Stock with an aggregate market value of $2,227,017	2,000,000	2,000,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $8,002,004; collateralized by various Common Stock with an aggregate market value of $8,908,068	8,000,000	8,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $1,000,228; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $5,127,422; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $2,032,709; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $2,072,856	2,032,212	$2,032,212
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $16,004,018; collateralized by various Common Stock with an aggregate market value of $17,847,037	16,000,000	16,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $12,010,406; collateralized by various Common Stock with an aggregate market value of $13,384,555	12,000,000	12,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 12/31/24 at 4.570%, due on 01/07/25 with a maturity value of $5,004,443; collateralized by various Common Stock with an aggregate market value of $5,577,432	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $13,058,139; collateralized by various Common Stock with an aggregate market value of $14,446,290	13,000,000	13,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $5,322,309; collateralized by various Common Stock with an aggregate market value of $5,854,542	5,321,000	5,321,000
		69,653,212

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (g)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (g)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (g)	2,000,000	2,000,000
		8,000,000
Total Securities Lending Reinvestments (Cost $105,653,794)		105,655,639
Total Purchased Options—0.3% (h) (Cost $5,837,778)		4,093,459
Total Investments—107.9% (Cost $1,232,016,364)		1,384,270,539
Other assets and liabilities (net)—(7.9)%		(101,284,563)
Net Assets—100.0%		$1,282,985,976

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these

See accompanying notes to financial statements.
BHFTI-359

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of December 31, 2024

securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was $29,022,871, which is 2.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $225,668,531 and the collateral received consisted of cash in the amount of $105,654,129 and non-cash collateral with a value of $130,539,831. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 2.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	229,833	$16,889,079	$21,259,552
Databricks, Inc. - Series I	09/14/23	83,793	6,158,785	7,750,853
Flipkart Ltd.	08/20/18	60,812	0	12,466
				$29,022,871
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$676,981,906	$0	$898,119,747
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(105,654,129)	$—	$—	$—	$(105,654,129)
Gross amount of recognized liabilities for securities lending transactions					$(105,654,129)
Investments in Derivative Instruments
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.660	09/01/25	JPMC	132,643,208	USD	132,643,208	$550,237	$845,866	$295,629
USD Call/CNH Put	CNH	7.686	01/06/25	GSI	274,790,673	USD	274,790,673	1,039,752	275	(1,039,477)
USD Call/CNH Put	CNH	7.765	10/16/25	SCB	272,541,045	USD	272,541,045	1,186,099	1,551,576	365,477
USD Call/CNH Put	CNH	7.770	07/31/25	JPMC	120,117,031	USD	120,117,031	522,749	461,850	(60,899)
USD Call/CNH Put	CNH	7.777	03/25/25	JPMC	264,934,899	USD	264,934,899	1,124,648	185,189	(939,459)
USD Call/CNH Put	CNH	8.023	12/02/25	GSI	298,350,898	USD	298,350,898	1,414,293	1,048,703	(365,590)
Totals								$5,837,778	$4,093,459	$(1,744,319)
See accompanying notes to financial statements.
BHFTI-360

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$4,093,459

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$1,048,978	$—	$(970,000)	$78,978
JPMorgan Chase Bank NA	1,492,905	—	(1,330,000)	162,905
Standard Chartered Bank	1,551,576	—	(1,390,000)	161,576
	$4,093,459	$—	$(3,690,000)	$403,459

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(2,889,666)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$699,357
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$925,409,989

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$3,685,297	$—	$—	$3,685,297
Biotechnology	31,399,010	—	—	31,399,010
Broadline Retail	72,821,761	—	—	72,821,761
Capital Markets	16,720,274	—	—	16,720,274
Entertainment	71,895,852	—	—	71,895,852
Financial Services	80,172,292	33,933,022	—	114,105,314
See accompanying notes to financial statements.
BHFTI-361

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$16,859,069	$—	$—	$16,859,069
Health Care Providers & Services	10,157,375	—	—	10,157,375
Health Care Technology	3,134,527	—	—	3,134,527
Hotels, Restaurants & Leisure	86,597,918	—	—	86,597,918
Interactive Media & Services	35,030,145	—	—	35,030,145
IT Services	143,698,569	—	—	143,698,569
Leisure Products	26,413,887	—	—	26,413,887
Machinery	3,680,124	—	—	3,680,124
Media	80,702,562	—	—	80,702,562
Other	47,406,375	—	—	47,406,375
Pharmaceuticals	47,226,051	—	—	47,226,051
Real Estate Management & Development	337,535	—	—	337,535
Software	210,509,612	—	—	210,509,612
Specialty Retail	110,972,945	—	—	110,972,945
Trading Companies & Distributors	57,012,582	—	—	57,012,582
Total Common Stocks	1,156,433,762	33,933,022	—	1,190,366,784
Total Convertible Preferred Stocks*	—	—	29,010,405	29,010,405
Total Escrow Shares*	—	—	12,466	12,466
Total Short-Term Investments*	—	55,131,786	—	55,131,786
Securities Lending Reinvestments
Certificates of Deposit	—	25,002,250	—	25,002,250
Commercial Paper	—	3,000,177	—	3,000,177
Repurchase Agreements	—	69,653,212	—	69,653,212
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	97,655,639	—	105,655,639
Total Purchased Options at Value	—	4,093,459	—	4,093,459
Total Investments	$1,164,433,762	$190,813,906	$29,022,871	$1,384,270,539
Collateral for Securities Loaned (Liability)	$—	$(105,654,129)	$—	$(105,654,129)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2023	Change in Unrealized Appreciation/ (Depreciation)	Balance as of December 31, 2024	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at December 31, 2024
Convertible Preferred Stocks
Software	$22,386,624	$6,623,781	$29,010,405	$6,623,781
Escrow Shares
Broadline Retail	24,933	(12,467)	12,466	(12,467)
	$22,411,557	$6,611,314	$29,022,871	$6,611,314

	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$29,010,405	Market Transaction Method	Precedent Transactions	$92.50	$92.50	$92.50	Increase
Escrow Shares
Broadline Retail	12,466	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack of Certainty	75.00%	75.00%	75.00%	Decrease
See accompanying notes to financial statements.
BHFTI-362

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,236,234,808
Gross unrealized appreciation	361,631,477
Gross unrealized (depreciation)	(213,595,746)
Net unrealized appreciation (depreciation)	$148,035,731
See accompanying notes to financial statements.
BHFTI-363

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,384,270,539
Cash denominated in foreign currencies (c)	906
Receivable for:
Investments sold	19,100,421
Fund shares sold	9,689
Interest	5,312
Prepaid expenses	3,482
Total Assets	1,403,390,349
Liabilities
Cash collateral for purchased options	3,690,000
Collateral for securities loaned	105,654,129
Payable for:
Investments purchased	5,333,669
Fund shares redeemed	4,476,208
Accrued Expenses:
Management fees	724,297
Distribution and service fees	97,803
Deferred trustees’ fees	224,308
Other expenses	203,959
Total Liabilities	120,404,373
Net Assets	$1,282,985,976
Net Assets Consist of:
Paid in surplus	$1,855,345,630
Distributable earnings (Accumulated losses)	(572,359,654)
Net Assets	$1,282,985,976
Net Assets
Class A	$854,955,994
Class B	414,716,443
Class E	13,313,539
Capital Shares Outstanding*
Class A	107,272,793
Class B	75,983,814
Class E	2,087,223
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.97
Class B	5.46
Class E	6.38

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,232,016,364.
(b)	Includes securities loaned at value of $225,668,531.
(c)	Identified cost of cash denominated in foreign currencies was $981.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends	$1,493,476
Interest	1,850,083
Securities lending income	792,607
Total investment income	4,136,166
Expenses
Management fees	7,239,334
Administration fees	60,901
Custodian and accounting fees	59,896
Distribution and service fees—Class B	955,639
Distribution and service fees—Class E	17,798
Audit and tax services	56,015
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	121,871
Insurance	9,032
Miscellaneous	15,984
Total expenses	8,656,274
Less management fee waiver	(236,147)
Net expenses	8,420,127
Net Investment Loss	(4,283,961)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	217,154,214
Purchased options	(2,889,666)
Foreign currency transactions	14,569
Net realized gain (loss)	214,279,117
Net change in unrealized appreciation (depreciation) on:
Investments	182,144,561
Purchased options	699,357
Foreign currency transactions	(77)
Net change in unrealized appreciation (depreciation)	182,843,841
Net realized and unrealized gain (loss)	397,122,958
Net Increase (Decrease) in Net Assets From Operations	$392,838,997
See accompanying notes to financial statements.
BHFTI-364

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(4,283,961)	$(2,035,403)
Net realized gain (loss)	214,279,117	(292,510,124)
Net change in unrealized appreciation (depreciation)	182,843,841	639,626,496
Increase (decrease) in net assets from operations	392,838,997	345,080,969
Increase (decrease) in net assets from capital share transactions	(228,325,893)	(79,968,529)
Total increase (decrease) in net assets	164,513,104	265,112,440
Net Assets
Beginning of period	1,118,472,872	853,360,432
End of period	$1,282,985,976	$1,118,472,872

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,959,551	$11,934,715	6,297,321	$29,351,798
Redemptions	(18,742,264)	(124,226,387)	(16,827,196)	(82,555,407)
Net increase (decrease)	(16,782,713)	$(112,291,672)	(10,529,875)	$(53,203,609)
Class B
Sales	2,899,023	$11,922,405	10,018,659	$31,222,854
Redemptions	(27,610,518)	(124,595,079)	(16,611,284)	(57,149,967)
Net increase (decrease)	(24,711,495)	$(112,672,674)	(6,592,625)	$(25,927,113)
Class E
Sales	40,840	$186,725	251,321	$972,386
Redemptions	(711,049)	(3,548,272)	(471,849)	(1,810,193)
Net increase (decrease)	(670,209)	$(3,361,547)	(220,528)	$(837,807)
Increase (decrease) derived from capital shares transactions		$(228,325,893)		$(79,968,529)
See accompanying notes to financial statements.
BHFTI-365

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.72	$4.05	$22.25	$47.23	$21.87
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.01)	(0.02)	(0.12)	(0.14)
Net realized and unrealized gain (loss)	2.27	1.68	(13.36)	(2.34)	30.39
Total income (loss) from investment operations	2.25	1.67	(13.38)	(2.46)	30.25
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(4.82)	(22.52)	(4.89)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	(4.82)	(22.52)	(4.89)
Net Asset Value, End of Period	$7.97	$5.72	$4.05	$22.25	$47.23
Total Return (%) (c)	39.34	41.23	(62.47)	(10.54)	153.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	0.69	0.68	0.65	0.66
Net ratio of expenses to average net assets (%) (d)	0.66	0.67	0.65	0.62	0.63
Ratio of net investment income (loss) to average net assets (%)	(0.30)	(0.12)	(0.31)	(0.35)	(0.44)
Portfolio turnover rate (%)	62	62	47	94	107
Net assets, end of period (in millions)	$855.0	$710.1	$544.8	$1,436.5	$1,759.4

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$3.93	$2.79	$18.91	$43.58	$20.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.01)	(0.03)	(0.17)	(0.20)
Net realized and unrealized gain (loss)	1.55	1.15	(11.27)	(1.98)	28.19
Total income (loss) from investment operations	1.53	1.14	(11.30)	(2.15)	27.99
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(4.82)	(22.52)	(4.89)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	(4.82)	(22.52)	(4.89)
Net Asset Value, End of Period	$5.46	$3.93	$2.79	$18.91	$43.58
Total Return (%) (c)	38.93	40.86	(62.52)	(10.78)	153.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	0.94	0.93	0.90	0.91
Net ratio of expenses to average net assets (%) (d)	0.91	0.92	0.90	0.87	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.54)	(0.37)	(0.54)	(0.60)	(0.68)
Portfolio turnover rate (%)	62	62	47	94	107
Net assets, end of period (in millions)	$414.7	$395.7	$298.9	$588.7	$773.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-366

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$4.59	$3.25	$20.13	$44.91	$20.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.01)	(0.03)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	1.81	1.35	(12.03)	(2.11)	28.99
Total income (loss) from investment operations	1.79	1.34	(12.06)	(2.26)	28.81
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(4.82)	(22.52)	(4.89)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	(4.82)	(22.52)	(4.89)
Net Asset Value, End of Period	$6.38	$4.59	$3.25	$20.13	$44.91
Total Return (%) (c)	39.00	41.23	(62.53)	(10.69)	153.37
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	0.84	0.83	0.80	0.81
Net ratio of expenses to average net assets (%) (d)	0.81	0.82	0.80	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.45)	(0.27)	(0.46)	(0.50)	(0.59)
Portfolio turnover rate (%)	62	62	47	94	107
Net assets, end of period (in millions)	$13.3	$12.7	$9.7	$26.5	$38.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-367

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—11.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.1%
Axon Enterprise, Inc. (a)	124	$73,696
BAE Systems PLC	4,563	65,461
Elbit Systems Ltd.	343	89,899
General Dynamics Corp.	517	136,224
Howmet Aerospace, Inc.	889	97,230
Kongsberg Gruppen ASA	273	30,709
Lockheed Martin Corp.	96	46,650
Northrop Grumman Corp.	296	138,910
Rolls-Royce Holdings PLC (a)	27,386	194,849
Singapore Technologies Engineering Ltd.	21,800	74,345
Thales SA	360	51,363
		999,336
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	268	27,690
Expeditors International of Washington, Inc.	1,061	117,527
InPost SA (a)	724	12,383
		157,600
Automobile Components — 0.0%
Bridgestone Corp.	4,400	147,925
Cie Generale des Etablissements Michelin SCA	3,056	100,348
Denso Corp.	8,000	110,996
Sumitomo Electric Industries Ltd.	7,200	128,442
		487,711
Automobiles — 0.1%
Ferrari NV	222	95,247
Honda Motor Co. Ltd.	16,900	158,909
Isuzu Motors Ltd.	9,400	127,385
Subaru Corp.	10,200	179,741
Suzuki Motor Corp.	10,500	119,110
Toyota Motor Corp.	8,900	175,439
Yamaha Motor Co. Ltd.	11,700	102,908
		958,739
Banks — 0.3%
ABN AMRO Bank NV	1,018	15,703
AIB Group PLC	3,731	20,591
ANZ Group Holdings Ltd.	6,452	113,709
Banco Bilbao Vizcaya Argentaria SA	13,008	127,378
Bank Leumi Le-Israel BM	3,053	36,305
Bank of Ireland Group PLC	2,231	20,344
Bank of Montreal	1,513	146,884
Bank of Nova Scotia	2,515	135,054
Banque Cantonale Vaudoise	1,016	93,447
BOC Hong Kong Holdings Ltd.	37,500	120,471
Canadian Imperial Bank of Commerce	1,961	124,049
Citizens Financial Group, Inc.	527	23,062
Commerzbank AG	2,296	37,396
Commonwealth Bank of Australia	3,437	325,157
DBS Group Holdings Ltd.	1,600	51,178
DNB Bank ASA	1,941	38,698
Erste Group Bank AG	735	45,413
Fifth Third Bancorp	813	34,374
Security Description	Shares	Value
Banks—(Continued)
FinecoBank Banca Fineco SpA	1,300	$22,716
Hang Seng Bank Ltd.	7,800	95,965
HSBC Holdings PLC	5,396	53,030
ING Groep NV	7,750	121,185
Intesa Sanpaolo SpA	73,355	293,391
Israel Discount Bank Ltd. - Class A	2,510	17,175
Japan Post Bank Co. Ltd.	10,500	99,771
KBC Group NV	486	37,415
M&T Bank Corp.	439	82,536
Mediobanca Banca di Credito Finanziario SpA	1,151	16,771
Mizuho Financial Group, Inc.	3,550	86,612
National Australia Bank Ltd.	6,745	154,494
National Bank of Canada	728	66,365
NatWest Group PLC	13,554	68,222
Nordea Bank Abp	4,329	46,923
Oversea-Chinese Banking Corp. Ltd.	5,300	64,722
PNC Financial Services Group, Inc.	468	90,254
Royal Bank of Canada	348	41,960
Shizuoka Financial Group, Inc.	10,400	84,154
Skandinaviska Enskilda Banken AB - Class A	3,492	47,849
Sumitomo Mitsui Financial Group, Inc.	2,900	69,835
Sumitomo Mitsui Trust Group, Inc.	3,000	70,420
Swedbank AB - A Shares	1,877	37,024
Toronto-Dominion Bank	857	45,627
U.S. Bancorp	1,848	88,390
UniCredit SpA	3,230	128,956
United Overseas Bank Ltd.	1,800	47,906
Wells Fargo & Co.	2,733	191,966
Westpac Banking Corp.	7,479	149,263
		3,930,110
Beverages — 0.2%
Carlsberg AS - Class B	1,105	105,853
Coca-Cola Co.	10,557	657,279
Coca-Cola Europacific Partners PLC	2,047	157,230
Coca-Cola HBC AG	2,276	77,694
Diageo PLC	24,623	782,441
Kirin Holdings Co. Ltd.	22,500	291,992
Monster Beverage Corp. (a)	1,731	90,981
PepsiCo, Inc.	3,601	547,568
Suntory Beverage & Food Ltd.	9,600	304,726
		3,015,764
Biotechnology — 0.1%
Amgen, Inc.	755	196,783
CSL Ltd.	5,355	932,817
Genmab AS (a)	697	145,239
Gilead Sciences, Inc.	2,676	247,182
Incyte Corp. (a)	2,678	184,970
Swedish Orphan Biovitrum AB (a)	2,238	64,301
		1,771,292
Broadline Retail — 0.1%
Canadian Tire Corp. Ltd. - Class A	273	28,720
Dollarama, Inc.	1,436	140,138
eBay, Inc.	2,679	165,964
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-368

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Broadline Retail—(Continued)
Next PLC	652	$77,484
Pan Pacific International Holdings Corp.	7,900	214,441
Wesfarmers Ltd.	5,971	263,733
		890,480
Building Products — 0.1%
A.O. Smith Corp.	305	20,804
AGC, Inc.	2,600	75,895
Allegion PLC	213	27,835
Assa Abloy AB - Class B	3,464	101,836
Builders FirstSource, Inc. (a)	272	38,877
Carrier Global Corp.	2,013	137,408
Cie de Saint-Gobain SA	1,460	128,517
Geberit AG	118	66,595
Johnson Controls International PLC	1,557	122,894
Kingspan Group PLC	570	41,459
Masco Corp.	544	39,478
Rockwool AS - B Shares	30	10,633
TOTO Ltd.	2,100	50,376
Trane Technologies PLC	819	302,498
		1,165,105
Capital Markets — 0.1%
3i Group PLC	2,001	88,894
Amundi SA	136	8,969
ASX Ltd.	1,094	43,979
Bank of New York Mellon Corp.	932	71,606
Blackrock, Inc.	170	174,269
Blackstone, Inc.	867	149,488
Brookfield Asset Management Ltd. - Class A	709	38,453
Cboe Global Markets, Inc.	146	28,528
Daiwa Securities Group, Inc.	8,700	57,213
Deutsche Boerse AG	219	50,464
EQT AB	854	23,535
Euronext NV	179	20,062
Futu Holdings Ltd. (ADR)	125	9,999
Hargreaves Lansdown PLC	765	10,515
MarketAxess Holdings, Inc.	54	12,206
Moody's Corp.	192	90,887
MSCI, Inc.	96	57,601
Nasdaq, Inc.	510	39,428
Northern Trust Corp.	974	99,835
Raymond James Financial, Inc.	223	34,639
S&P Global, Inc.	392	195,228
Schroders PLC	2,002	8,069
Singapore Exchange Ltd.	9,300	86,656
State Street Corp.	383	37,591
T. Rowe Price Group, Inc.	778	87,984
TMX Group Ltd.	2,057	63,365
		1,589,463
Chemicals — 0.5%
Air Liquide SA	855	138,230
Air Products & Chemicals, Inc.	1,340	388,654
Akzo Nobel NV	1,195	71,753
Arkema SA	398	30,350
Security Description	Shares	Value
Chemicals—(Continued)
Asahi Kasei Corp.	25,000	$172,196
BASF SE	7,889	346,906
Clariant AG	12,071	134,618
Corteva, Inc.	6,690	381,062
Croda International PLC	905	38,338
Dow, Inc.	6,026	241,823
DSM-Firmenich AG	1,196	120,760
Eastman Chemical Co.	1,364	124,560
Ecolab, Inc.	2,811	658,674
EMS-Chemie Holding AG	219	147,487
Evonik Industries AG	1,973	34,193
FMC Corp.	7,082	344,256
Linde PLC	830	347,496
LyondellBasell Industries NV - Class A	3,061	227,340
Mitsubishi Chemical Group Corp.	39,900	200,782
Mitsui Chemicals, Inc.	8,000	174,571
Nippon Sanso Holdings Corp.	6,200	172,179
Nitto Denko Corp.	10,400	173,911
Novonesis (Novozymes) - B Shares	3,762	212,306
Nutrien Ltd.	871	38,974
Orica Ltd.	3,158	32,450
Sherwin-Williams Co.	2,398	815,152
Shin-Etsu Chemical Co. Ltd.	3,500	115,744
Sika AG	1,032	245,242
Toray Industries, Inc.	26,500	167,153
		6,297,160
Commercial Services & Supplies — 0.1%
Brambles Ltd.	4,445	52,843
Cintas Corp.	1,237	226,000
Dai Nippon Printing Co. Ltd.	5,200	72,889
Element Fleet Management Corp.	2,743	55,454
Republic Services, Inc.	707	142,234
Rollins, Inc.	3,035	140,672
Secom Co. Ltd.	3,000	101,339
Securitas AB - B Shares	1,519	18,794
TOPPAN Holdings, Inc.	2,800	74,106
Waste Management, Inc.	650	131,164
		1,015,495
Communications Equipment — 0.0%
Arista Networks, Inc. (a)	284	31,390
F5, Inc. (a)	566	142,332
Juniper Networks, Inc.	3,639	136,281
Motorola Solutions, Inc.	42	19,414
Telefonaktiebolaget LM Ericsson - B Shares	18,406	148,782
		478,199
Construction & Engineering — 0.0%
Kajima Corp.	4,100	74,376
Obayashi Corp.	5,400	71,245
Stantec, Inc.	610	47,859
Taisei Corp.	1,800	75,544
		269,024
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-369

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Construction Materials — 0.1%
Heidelberg Materials AG	961	$118,725
Holcim AG	3,886	372,607
James Hardie Industries PLC (a)	2,596	80,116
Martin Marietta Materials, Inc.	689	355,869
Vulcan Materials Co.	1,432	368,353
		1,295,670
Consumer Finance — 0.0%
American Express Co.	684	203,005
Discover Financial Services	279	48,331
Synchrony Financial	437	28,405
		279,741
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd.	10,300	241,207
Alimentation Couche-Tard, Inc.	7,540	418,163
Carrefour SA	5,368	76,350
Coles Group Ltd.	13,656	159,691
Costco Wholesale Corp.	1,093	1,001,483
Empire Co. Ltd. - Class A	7,694	234,923
Endeavour Group Ltd.	17,916	46,583
George Weston Ltd.	1,254	195,012
Jeronimo Martins SGPS SA	2,574	49,190
Kesko OYJ - B Shares	2,647	49,887
Kobe Bussan Co. Ltd.	1,600	35,168
Koninklijke Ahold Delhaize NV	7,128	232,464
Loblaw Cos. Ltd.	1,794	236,092
Metro, Inc.	4,721	296,079
Target Corp.	1,179	159,377
Tesco PLC	73,158	336,751
Walmart, Inc.	10,984	992,405
Woolworths Group Ltd.	13,411	252,782
		5,013,607
Containers & Packaging — 0.1%
Amcor PLC	45,507	428,221
CCL Industries, Inc. - Class B	3,076	158,246
International Paper Co.	3,791	204,032
Packaging Corp. of America	1,724	388,124
Smurfit WestRock PLC	8,011	431,472
		1,610,095
Distributors — 0.0%
Pool Corp.	268	91,372
Diversified Consumer Services — 0.0%
Pearson PLC	9,678	155,132
Diversified REITs — 0.0%
Land Securities Group PLC	1,609	11,738
Stockland	5,158	15,344
		27,082
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	22,295	507,657
BCE, Inc.	9,325	216,153
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
BT Group PLC	177,259	$319,578
Deutsche Telekom AG	7,584	226,968
Elisa OYJ	5,665	245,084
Koninklijke KPN NV	82,683	300,916
Nippon Telegraph & Telephone Corp.	602,800	603,121
Orange SA	38,343	381,125
Quebecor, Inc. - Class B	4,582	100,409
Singapore Telecommunications Ltd.	116,300	261,845
Swisscom AG	665	369,361
Telefonica SA	7,418	30,225
Telenor ASA	18,766	209,235
Telia Co. AB	65,898	183,085
Telstra Group Ltd.	108,410	268,681
TELUS Corp.	14,726	199,666
Verizon Communications, Inc.	13,575	542,864
		4,965,973
Electric Utilities — 0.8%
Acciona SA	426	47,968
Alliant Energy Corp.	8,397	496,599
American Electric Power Co., Inc.	5,056	466,315
BKW AG	2,021	334,409
Chubu Electric Power Co., Inc.	32,100	335,873
CK Infrastructure Holdings Ltd.	33,165	246,601
CLP Holdings Ltd.	36,500	306,887
Duke Energy Corp.	5,690	613,041
EDP SA	54,966	175,681
Emera, Inc.	6,505	243,148
Endesa SA	3,625	77,957
Enel SpA	137,870	986,170
Entergy Corp.	3,966	300,702
Exelon Corp.	674	25,369
Fortis, Inc.	6,952	288,875
Fortum OYJ	7,337	102,712
Hydro One Ltd.	8,144	250,816
Iberdrola SA	103,314	1,422,629
Mercury NZ Ltd.	11,065	36,234
NextEra Energy, Inc.	19,054	1,365,981
NRG Energy, Inc.	2,160	194,875
Origin Energy Ltd.	25,994	175,322
Pinnacle West Capital Corp.	967	81,973
Power Assets Holdings Ltd.	43,500	303,814
Redeia Corp. SA	11,545	197,238
Southern Co.	10,104	831,761
SSE PLC	18,064	362,528
Verbund AG	1,160	84,099
		10,355,577
Electrical Equipment — 0.1%
ABB Ltd.	7,652	411,609
AMETEK, Inc.	652	117,529
Eaton Corp. PLC	902	299,347
Emerson Electric Co.	976	120,956
Generac Holdings, Inc. (a)	132	20,467
Hubbell, Inc.	129	54,037
Legrand SA	946	91,550
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-370

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment—(Continued)
Mitsubishi Electric Corp.	3,400	$57,626
Prysmian SpA	958	61,461
Schneider Electric SE	1,830	452,370
		1,686,952
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. - Class A	308	21,391
Halma PLC	1,371	45,891
Keysight Technologies, Inc. (a)	945	151,795
Murata Manufacturing Co. Ltd.	8,100	129,457
Shimadzu Corp.	900	25,296
TE Connectivity PLC	1,020	145,830
Teledyne Technologies, Inc. (a)	378	175,441
Trimble, Inc. (a)	2,713	191,701
Yokogawa Electric Corp.	6,100	129,695
Zebra Technologies Corp. - Class A (a)	14	5,407
		1,021,904
Energy Equipment & Services — 0.1%
Halliburton Co.	9,630	261,840
Schlumberger NV	15,506	594,500
Tenaris SA	18,915	356,607
		1,212,947
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	1,834	155,050
Electronic Arts, Inc.	2,548	372,772
Live Nation Entertainment, Inc. (a)	154	19,943
Netflix, Inc. (a)	419	373,463
Spotify Technology SA (a)	1,571	702,834
Toho Co. Ltd.	4,200	163,444
Universal Music Group NV	22,666	578,423
Vivendi SE	21,832	57,738
		2,423,667
Financial Services — 0.2%
Adyen NV (a)	52	76,715
Berkshire Hathaway, Inc. - Class B (a)	246	111,507
EXOR NV	431	39,366
Fiserv, Inc. (a)	703	144,410
Industrivarden AB - A Shares	272	8,578
Investor AB - B Shares	3,850	101,803
Jack Henry & Associates, Inc.	558	97,817
M&G PLC	4,887	12,064
Mastercard, Inc. - Class A	1,030	542,367
Mitsubishi HC Capital, Inc.	11,200	74,186
PayPal Holdings, Inc. (a)	1,229	104,895
Sofina SA	35	7,919
Visa, Inc. - Class A	2,042	645,354
Washington H Soul Pattinson & Co. Ltd.	1,906	40,278
Wise PLC - Class A (a)	1,214	16,177
		2,023,436
Food Products — 0.4%
Campbell's Co.	8,078	338,307
Security Description	Shares	Value
Food Products—(Continued)
Chocoladefabriken Lindt & Spruengli AG	3	$330,533
Conagra Brands, Inc.	14,223	394,688
Danone SA	2,995	201,517
General Mills, Inc.	6,102	389,125
Hershey Co.	2,173	367,998
Hormel Foods Corp.	3,275	102,737
J.M. Smucker Co.	3,902	429,688
Kerry Group PLC - Class A	1,710	164,859
Lotus Bakeries NV	6	67,005
McCormick & Co., Inc.	4,793	365,418
MEIJI Holdings Co. Ltd.	19,300	392,308
Mondelez International, Inc. - Class A	4,686	279,895
Saputo, Inc.	12,909	224,422
Wilmar International Ltd.	96,100	217,927
		4,266,427
Gas Utilities — 0.1%
Atmos Energy Corp.	1,315	183,140
Hong Kong & China Gas Co. Ltd.	354,000	283,056
Tokyo Gas Co. Ltd.	27,600	766,620
		1,232,816
Ground Transportation — 0.1%
Canadian National Railway Co.	432	43,869
Central Japan Railway Co.	4,500	84,277
CSX Corp.	3,513	113,365
East Japan Railway Co.	4,300	75,940
Hankyu Hanshin Holdings, Inc.	3,900	101,461
MTR Corp. Ltd.	25,000	87,236
Old Dominion Freight Line, Inc.	420	74,088
Tokyu Corp.	6,800	72,580
Uber Technologies, Inc. (a)	5,238	315,956
Union Pacific Corp.	546	124,510
West Japan Railway Co.	5,000	88,308
		1,181,590
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	2,026	229,161
Align Technology, Inc. (a)	134	27,940
Baxter International, Inc.	6,469	188,636
Boston Scientific Corp. (a)	2,909	259,832
Carl Zeiss Meditec AG	451	21,245
Cochlear Ltd.	689	123,422
Cooper Cos., Inc. (a)	2,265	208,221
Demant AS (a)	1,088	40,124
Dexcom, Inc. (a)	779	60,583
Edwards Lifesciences Corp. (a)	1,257	93,056
EssilorLuxottica SA	3,181	772,980
GE HealthCare Technologies, Inc.	991	77,476
Getinge AB - B Shares	2,581	42,339
Hologic, Inc. (a)	2,530	182,388
Insulet Corp. (a)	128	33,417
Intuitive Surgical, Inc. (a)	684	357,021
Koninklijke Philips NV (a)	8,789	223,025
Medtronic PLC	2,409	192,431
Olympus Corp.	11,800	175,756
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-371

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
ResMed, Inc.	317	$72,495
Siemens Healthineers AG	3,046	161,500
Smith & Nephew PLC	9,765	120,010
Solventum Corp. (a)	304	20,082
Sonova Holding AG	563	183,265
Straumann Holding AG	1,296	162,640
Stryker Corp.	168	60,488
Sysmex Corp.	5,186	95,155
Terumo Corp.	11,500	221,296
		4,405,984
Health Care Providers & Services — 0.2%
Cardinal Health, Inc.	238	28,148
Centene Corp. (a)	1,032	62,519
Cigna Group	560	154,638
DaVita, Inc. (a)	86	12,861
Elevance Health, Inc.	525	193,673
Fresenius Medical Care AG	2,068	94,159
HCA Healthcare, Inc.	397	119,160
Henry Schein, Inc. (a)	2,967	205,316
NMC Health PLC (a) (b) (c)	1,427	0
Sonic Healthcare Ltd.	5,122	85,464
UnitedHealth Group, Inc.	1,810	915,607
		1,871,545
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	867	84,576
Healthpeak Properties, Inc.	967	19,601
		104,177
Health Care Technology — 0.0%
Pro Medicus Ltd.	603	92,980
Hotels, Restaurants & Leisure — 0.2%
Amadeus IT Group SA	2,444	171,929
Aristocrat Leisure Ltd.	3,838	162,073
Booking Holdings, Inc.	68	337,853
Chipotle Mexican Grill, Inc. (a)	8,831	532,509
Compass Group PLC	2,992	99,458
Domino's Pizza, Inc.	230	96,545
Evolution AB	1,010	77,524
Genting Singapore Ltd.	197,200	110,471
Hilton Worldwide Holdings, Inc.	647	159,912
InterContinental Hotels Group PLC	787	98,035
La Francaise des Jeux SACA	2,285	87,774
Lottery Corp. Ltd.	11,800	36,021
Marriott International, Inc. - Class A	620	172,943
McDonald's Corp.	609	176,543
McDonald's Holdings Co. Japan Ltd.	5,100	200,160
Restaurant Brands International, Inc.	1,573	102,525
Sodexo SA	1,213	99,944
Yum! Brands, Inc.	1,423	190,910
		2,913,129
Household Durables — 0.1%
DR Horton, Inc.	2,098	293,342
Security Description	Shares	Value
Household Durables—(Continued)
Garmin Ltd.	1,000	$206,260
Lennar Corp. - Class A	1,679	228,965
Mohawk Industries, Inc. (a)	347	41,338
NVR, Inc. (a)	21	171,757
Persimmon PLC	2,007	30,005
PulteGroup, Inc.	1,439	156,707
SEB SA	141	12,706
Sekisui House Ltd.	5,100	121,417
Sony Group Corp.	5,800	122,530
Taylor Wimpey PLC	21,195	32,276
		1,417,303
Household Products — 0.1%
Church & Dwight Co., Inc.	2,564	268,476
Clorox Co.	309	50,185
Colgate-Palmolive Co.	2,182	198,366
Essity AB - Class B	6,480	173,252
Kimberly-Clark Corp.	895	117,281
Procter & Gamble Co.	453	75,945
Reckitt Benckiser Group PLC	4,069	245,802
		1,129,307
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,377	94,942
Meridian Energy Ltd.	20,796	68,783
Vistra Corp.	2,806	386,863
		550,588
Industrial Conglomerates — 0.1%
3M Co.	1,318	170,141
CK Hutchison Holdings Ltd.	12,000	64,323
DCC PLC	298	19,142
Hikari Tsushin, Inc.	300	65,322
Honeywell International, Inc.	599	135,308
Investment AB Latour - B Shares	529	13,186
Jardine Matheson Holdings Ltd.	3,600	147,335
Keppel Ltd.	15,000	75,114
Lifco AB - B Shares	779	22,571
Sekisui Chemical Co. Ltd.	9,600	165,660
Siemens AG	2,572	502,265
Smiths Group PLC	2,420	51,894
		1,432,261
Industrial REITs — 0.0%
CapitaLand Ascendas REIT	26,700	50,202
Goodman Group	3,690	81,436
Prologis, Inc.	807	85,300
		216,938
Insurance — 0.3%
Aflac, Inc.	626	64,753
Allianz SE	872	267,219
Allstate Corp.	570	109,890
Aon PLC - Class A	272	97,691
Arch Capital Group Ltd.	1,205	111,282
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-372

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
ASR Nederland NV	347	$16,457
Assurant, Inc.	598	127,506
Aviva PLC	5,758	33,789
AXA SA	4,125	146,665
Baloise Holding AG	296	53,497
Brown & Brown, Inc.	1,016	103,652
Chubb Ltd.	429	118,533
Cincinnati Financial Corp.	849	122,001
Erie Indemnity Co. - Class A	281	115,837
Fairfax Financial Holdings Ltd.	39	54,263
Generali	2,237	63,217
Gjensidige Forsikring ASA	2,864	50,618
Hannover Rueck SE	229	57,258
iA Financial Corp., Inc.	178	16,509
Insurance Australia Group Ltd.	11,303	59,226
Intact Financial Corp.	351	63,910
Japan Post Holdings Co. Ltd.	10,200	95,900
Japan Post Insurance Co. Ltd.	4,600	84,067
Loews Corp.	1,134	96,038
Manulife Financial Corp.	3,421	105,097
Marsh & McLennan Cos., Inc.	576	122,348
Medibank Pvt Ltd.	23,610	55,301
MS&AD Insurance Group Holdings, Inc.	3,100	67,775
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	88	44,265
NN Group NV	601	26,174
Phoenix Group Holdings PLC	1,523	9,693
Progressive Corp.	421	100,876
Prudential Financial, Inc.	735	87,120
Sompo Holdings, Inc.	3,300	87,352
Sun Life Financial, Inc.	1,132	67,214
Suncorp Group Ltd.	2,631	30,879
Swiss Life Holding AG	63	48,523
Tokio Marine Holdings, Inc.	2,000	71,625
Travelers Cos., Inc.	448	107,919
Tryg AS	3,296	69,499
W.R. Berkley Corp.	2,007	117,450
Willis Towers Watson PLC	127	39,781
Zurich Insurance Group AG	106	62,981
		3,451,650
Interactive Media & Services — 0.3%
Alphabet, Inc. - Class A	7,998	1,514,021
Auto Trader Group PLC	25,824	255,632
CAR Group Ltd.	9,064	201,454
Match Group, Inc. (a)	321	10,500
Meta Platforms, Inc. - Class A	2,371	1,388,244
REA Group Ltd.	1,342	193,067
Scout24 SE	2,366	208,548
		3,771,466
IT Services — 0.1%
Accenture PLC - Class A	417	146,696
Bechtle AG	298	9,599
CGI, Inc.	1,251	136,879
Cognizant Technology Solutions Corp. - Class A	2,023	155,569
Fujitsu Ltd.	6,700	117,685
Security Description	Shares	Value
IT Services—(Continued)
Gartner, Inc. (a)	20	$9,689
GoDaddy, Inc. - Class A (a)	35	6,908
International Business Machines Corp.	662	145,527
NEC Corp.	2,000	171,814
Nomura Research Institute Ltd.	4,700	138,267
Otsuka Corp.	9,000	205,637
SCSK Corp.	8,300	174,056
TIS, Inc.	7,800	183,766
Wix.com Ltd. (a)	175	37,546
		1,639,638
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	7,783	185,204
Hasbro, Inc.	945	52,835
Shimano, Inc.	800	107,921
		345,960
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	601	80,738
Bio-Techne Corp.	330	23,770
Lonza Group AG	771	454,367
Mettler-Toledo International, Inc. (a)	46	56,289
Qiagen NV (a)	5,084	226,671
Waters Corp. (a)	105	38,953
West Pharmaceutical Services, Inc.	136	44,548
		925,336
Machinery — 0.2%
Alfa Laval AB	994	41,257
Atlas Copco AB - A Shares	8,996	137,611
Caterpillar, Inc.	1,227	445,106
Cummins, Inc.	306	106,672
Dover Corp.	621	116,500
Epiroc AB - A Shares	2,348	40,774
FANUC Corp.	2,200	57,471
Fortive Corp.	1,806	135,450
GEA Group AG	524	25,958
Hoshizaki Corp.	1,800	70,962
IDEX Corp.	596	124,737
Illinois Tool Works, Inc.	499	126,526
Indutrade AB	951	23,798
Knorr-Bremse AG	261	19,021
Komatsu Ltd.	2,200	60,769
Kone OYJ - Class B	976	47,462
Kubota Corp.	5,200	60,090
Metso OYJ	2,229	20,889
Nordson Corp.	546	114,245
Otis Worldwide Corp.	1,306	120,949
Parker-Hannifin Corp.	289	183,813
Pentair PLC	383	38,545
Rational AG	18	15,339
Sandvik AB	3,749	67,186
Schindler Holding AG	183	49,888
SKF AB - B Shares	1,151	21,583
Snap-on, Inc.	120	40,738
Techtronic Industries Co. Ltd.	4,000	52,730
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-373

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Trelleborg AB - B Shares	711	$24,285
VAT Group AG	93	34,965
Volvo AB - A Shares	689	16,821
Wartsila OYJ Abp	1,619	28,641
Xylem, Inc.	1,086	125,998
Yaskawa Electric Corp.	800	20,371
		2,617,150
Media — 0.1%
Canal & France SA (a)	21,832	55,483
Fox Corp. - Class B	11,013	503,735
Havas NV (a)	21,832	36,690
Interpublic Group of Cos., Inc.	409	11,460
Louis Hachette Group (a)	21,832	34,148
News Corp. - Class B	3,599	109,517
Publicis Groupe SA	4,458	472,284
WPP PLC	28,920	299,469
		1,522,786
Metals & Mining — 0.2%
Anglo American PLC	9,003	266,737
Antofagasta PLC	2,750	54,428
Barrick Gold Corp.	2,469	38,286
BHP Group Ltd.	35,044	855,265
BlueScope Steel Ltd.	2,769	31,942
Boliden AB	1,926	53,929
Endeavour Mining PLC	1,366	24,439
Fortescue Ltd.	11,663	130,851
Northern Star Resources Ltd.	8,095	77,679
Pan American Silver Corp.	2,138	43,252
Rio Tinto Ltd.	2,561	186,258
Rio Tinto PLC	2,434	143,274
Steel Dynamics, Inc.	1,520	173,386
Teck Resources Ltd. - Class B	3,099	125,646
Wheaton Precious Metals Corp.	2,581	145,277
		2,350,649
Multi-Utilities — 0.4%
Ameren Corp.	5,779	515,140
Canadian Utilities Ltd. - Class A	8,556	207,434
Centrica PLC	96,980	162,174
Consolidated Edison, Inc.	5,405	482,288
Dominion Energy, Inc.	8,472	456,302
DTE Energy Co.	4,000	483,000
E.ON SE	3,316	38,611
Engie SA	29,802	472,421
National Grid PLC	3,271	38,762
NiSource, Inc.	3,857	141,783
Public Service Enterprise Group, Inc.	4,200	354,858
Sempra	5,130	450,004
WEC Energy Group, Inc.	5,070	476,783
		4,279,560
Office REITs — 0.0%
Japan Real Estate Investment Corp.	95	65,103
Security Description	Shares	Value
Office REITs—(Continued)
Nippon Building Fund, Inc.	81	$62,984
		128,087
Oil, Gas & Consumable Fuels — 1.0%
Aker BP ASA	15,388	302,336
APA Corp.	4,574	105,614
Canadian Natural Resources Ltd.	37,669	1,162,997
Chevron Corp.	1,973	285,769
ConocoPhillips	2,279	226,008
Coterra Energy, Inc.	987	25,208
Devon Energy Corp.	7,283	238,373
Diamondback Energy, Inc.	2,150	352,235
ENEOS Holdings, Inc.	106,600	553,984
EOG Resources, Inc.	2,000	245,160
Exxon Mobil Corp.	6,249	672,205
Galp Energia SGPS SA	40,879	677,691
Hess Corp.	2,154	286,504
Idemitsu Kosan Co. Ltd.	80,780	527,127
Imperial Oil Ltd.	2,833	174,598
Inpex Corp.	42,400	531,074
Keyera Corp.	9,818	300,253
Kinder Morgan, Inc.	10,011	274,301
Marathon Petroleum Corp.	1,753	244,544
MEG Energy Corp.	12,120	198,986
Occidental Petroleum Corp.	3,105	153,418
OMV AG	6,719	259,653
ONEOK, Inc.	1,656	166,262
Pembina Pipeline Corp.	19,792	731,262
Santos Ltd.	137,344	570,783
Shell PLC	19,564	607,332
Suncor Energy, Inc.	19,201	685,383
Targa Resources Corp.	2,391	426,793
TC Energy Corp.	7,671	357,494
Texas Pacific Land Corp.	81	89,583
TotalEnergies SE	7,933	440,828
Williams Cos., Inc.	13,599	735,978
Woodside Energy Group Ltd.	19,431	300,531
		12,910,267
Paper & Forest Products — 0.1%
Holmen AB - B Shares	4,049	148,887
Mondi PLC	8,856	131,602
Stora Enso OYJ - R Shares	14,835	150,162
Svenska Cellulosa AB SCA - Class B	12,537	159,087
UPM-Kymmene OYJ	8,128	223,563
		813,301
Passenger Airlines — 0.0%
ANA Holdings, Inc.	3,900	70,701
Qantas Airways Ltd. (a)	2,509	13,899
Singapore Airlines Ltd.	11,700	54,992
		139,592
Personal Care Products — 0.2%
Beiersdorf AG	1,698	218,016
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-374

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Personal Care Products—(Continued)
Estee Lauder Cos., Inc. - Class A	646	$48,437
Haleon PLC	85,546	402,975
Kao Corp.	6,900	278,889
Kenvue, Inc.	4,848	103,505
L'Oreal SA	2,768	977,263
Shiseido Co. Ltd.	5,100	90,572
Unilever PLC	6,863	388,668
		2,508,325
Pharmaceuticals — 0.6%
Astellas Pharma, Inc.	30,100	292,019
AstraZeneca PLC	1,903	247,722
Bristol-Myers Squibb Co.	4,205	237,835
Eli Lilly & Co.	1,745	1,347,140
Galderma Group AG (a)	2,263	250,850
GSK PLC	10,915	182,822
Ipsen SA	1,721	196,802
Johnson & Johnson	1,388	200,732
Kyowa Kirin Co. Ltd.	15,800	237,146
Merck & Co., Inc.	2,441	242,831
Merck KGaA	1,454	210,677
Novartis AG	3,706	360,676
Novo Nordisk AS - Class B	3,796	326,711
Otsuka Holdings Co. Ltd.	5,400	292,749
Pfizer, Inc.	9,973	264,584
Recordati Industria Chimica e Farmaceutica SpA	3,665	192,008
Roche Holding AG (Bearer Shares)	1,507	448,632
Sanofi SA	2,189	211,685
Shionogi & Co. Ltd.	22,500	315,244
Takeda Pharmaceutical Co. Ltd.	10,638	282,025
Teva Pharmaceutical Industries Ltd. (ADR) (a)	13,346	294,146
UCB SA	1,216	241,321
Viatris, Inc.	20,356	253,432
Zoetis, Inc.	1,329	216,534
		7,346,323
Professional Services — 0.1%
Adecco Group AG	653	16,080
Automatic Data Processing, Inc.	422	123,532
Broadridge Financial Solutions, Inc.	552	124,802
Bureau Veritas SA	1,112	33,799
Computershare Ltd.	2,457	51,553
Equifax, Inc.	309	78,749
Experian PLC	3,092	132,276
Intertek Group PLC	568	33,610
Paychex, Inc.	884	123,954
Randstad NV	381	15,998
RELX PLC	1,264	57,278
Thomson Reuters Corp.	345	55,399
Verisk Analytics, Inc.	522	143,774
Wolters Kluwer NV	461	76,463
		1,067,267
Real Estate Management & Development — 0.1%
CapitaLand Investment Ltd.	24,100	46,175
CBRE Group, Inc. - Class A (a)	389	51,072
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Daito Trust Construction Co. Ltd.	600	$66,721
Daiwa House Industry Co. Ltd.	2,100	64,324
Hongkong Land Holdings Ltd.	21,000	93,380
Hulic Co. Ltd.	7,400	64,049
Mitsubishi Estate Co. Ltd.	5,300	73,103
Sino Land Co. Ltd.	88,000	88,767
Sun Hung Kai Properties Ltd.	5,500	52,866
Swiss Prime Site AG	671	73,022
		673,479
Residential REITs — 0.0%
Camden Property Trust	133	15,433
Equity Residential	1,278	91,709
Invitation Homes, Inc.	2,781	88,909
Mid-America Apartment Communities, Inc.	146	22,567
UDR, Inc.	2,062	89,512
		308,130
Retail REITs — 0.0%
CapitaLand Integrated Commercial Trust	32,462	45,844
Federal Realty Investment Trust	811	90,792
Klepierre SA	483	13,911
Link REIT	11,200	47,373
Realty Income Corp.	1,680	89,729
Regency Centers Corp.	1,301	96,183
Simon Property Group, Inc.	378	65,095
		448,927
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc.	224	36,429
ASM International NV	175	99,845
ASML Holding NV	1,483	1,042,967
BE Semiconductor Industries NV	254	34,352
Broadcom, Inc.	1,284	297,682
KLA Corp.	38	23,945
Lam Research Corp.	359	25,931
Lasertec Corp.	300	28,375
Monolithic Power Systems, Inc.	18	10,651
NVIDIA Corp.	9,311	1,250,374
NXP Semiconductors NV	74	15,381
QUALCOMM, Inc.	984	151,162
SCREEN Holdings Co. Ltd.	300	17,742
Skyworks Solutions, Inc.	1,760	156,077
Teradyne, Inc.	45	5,666
Tokyo Electron Ltd.	1,700	257,619
		3,454,198
Software — 0.2%
ANSYS, Inc. (a)	488	164,617
Autodesk, Inc. (a)	450	133,006
Check Point Software Technologies Ltd. (a)	984	183,713
Constellation Software, Inc.	68	210,271
Descartes Systems Group, Inc. (a)	1,226	139,364
Fair Isaac Corp. (a)	6	11,946
Fortinet, Inc. (a)	146	13,794
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-375

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Monday.com Ltd. (a)	149	$35,080
Nemetschek SE	210	20,337
Nice Ltd. (a)	207	35,254
Oracle Corp.	397	66,156
Oracle Corp. Japan	2,000	191,452
Roper Technologies, Inc.	280	145,558
Sage Group PLC	9,882	155,958
SAP SE	3,832	937,817
ServiceNow, Inc. (a)	51	54,066
Trend Micro, Inc.	2,900	156,356
WiseTech Global Ltd.	557	41,217
Xero Ltd. (a)	495	51,470
		2,747,432
Specialized REITs — 0.0%
Crown Castle, Inc.	1,171	106,280
Extra Space Storage, Inc.	275	41,140
Iron Mountain, Inc.	417	43,831
Public Storage	203	60,786
SBA Communications Corp.	147	29,959
VICI Properties, Inc.	3,060	89,382
		371,378
Specialty Retail — 0.2%
AutoZone, Inc. (a)	60	192,120
Best Buy Co., Inc.	1,939	166,366
CarMax, Inc. (a)	2,312	189,029
H & M Hennes & Mauritz AB - B Shares	3,156	42,468
Industria de Diseno Textil SA	6,135	314,091
JD Sports Fashion PLC	14,865	17,839
Kingfisher PLC	10,070	31,241
Lowe's Cos., Inc.	678	167,330
Nitori Holdings Co. Ltd.	800	94,938
O'Reilly Automotive, Inc. (a)	157	186,170
Ross Stores, Inc.	1,381	208,904
TJX Cos., Inc.	1,622	195,954
Tractor Supply Co.	3,140	166,608
Ulta Beauty, Inc. (a)	319	138,743
Zalando SE (a)	1,229	41,221
		2,153,022
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	4,166	1,043,250
Brother Industries Ltd.	9,100	154,165
Canon, Inc.	5,800	188,247
FUJIFILM Holdings Corp.	10,400	215,824
Hewlett Packard Enterprise Co.	6,602	140,953
HP, Inc.	3,938	128,497
NetApp, Inc.	56	6,500
Ricoh Co. Ltd.	15,100	171,847
Seagate Technology Holdings PLC	60	5,179
Seiko Epson Corp.	1,100	19,844
		2,074,306
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	894	$219,538
Cie Financiere Richemont SA - Class A	3,108	472,428
Deckers Outdoor Corp. (a)	961	195,169
Gildan Activewear, Inc.	799	37,603
Kering SA	437	107,100
Lululemon Athletica, Inc. (a)	719	274,953
LVMH Moet Hennessy Louis Vuitton SE	1,595	1,042,953
Moncler SpA	1,320	70,111
Pandora AS	424	77,557
Puma SE	518	23,696
Ralph Lauren Corp.	260	60,055
Tapestry, Inc.	1,309	85,517
		2,666,680
Tobacco — 0.1%
Altria Group, Inc.	5,689	297,478
Imperial Brands PLC	8,707	278,237
Japan Tobacco, Inc.	10,500	270,064
Philip Morris International, Inc.	2,138	257,308
		1,103,087
Trading Companies & Distributors — 0.1%
AddTech AB - B Shares	874	23,747
Ashtead Group PLC	1,354	83,748
Brenntag SE	458	27,459
Bunzl PLC	1,275	52,490
ITOCHU Corp.	1,300	63,988
Mitsubishi Corp.	4,100	67,074
Mitsui & Co. Ltd.	3,200	66,397
Reece Ltd.	723	9,979
Rexel SA	751	18,958
Sumitomo Corp.	3,500	75,251
Toromont Industries Ltd.	647	51,150
Toyota Tsusho Corp.	3,300	58,234
United Rentals, Inc.	157	110,597
WW Grainger, Inc.	104	109,621
		818,693
Transportation Infrastructure — 0.0%
Aena SME SA	265	54,090
Wireless Telecommunication Services — 0.2%
KDDI Corp.	16,900	538,666
SoftBank Corp.	313,500	394,215
T-Mobile U.S., Inc.	1,926	425,126
Vodafone Group PLC	638,492	544,494
		1,902,501
Total Common Stocks (Cost $142,218,823)		140,596,958

Foreign Government—11.3%
Sovereign — 11.3%
Deutsche Bundesrepublik Bonds Inflation-Linked
0.100%, 04/15/26 (EUR) (d)	5,087,800	5,213,926
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-376

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Deutsche Bundesrepublik Bonds Inflation-Linked
0.100%, 04/15/33 (EUR) (d)	5,446,800	$5,458,394
0.100%, 04/15/46 (EUR) (d)	5,126,040	4,729,042
0.500%, 04/15/30 (EUR) (d)	11,623,358	12,067,624
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (d)	2,405,720	2,475,268
0.100%, 03/01/29 (144A) (EUR) (d)	2,429,520	2,438,713
0.100%, 07/25/31 (144A) (EUR) (d)	3,011,800	2,952,977
0.100%, 03/01/32 (144A) (EUR) (d)	4,566,040	4,400,627
0.100%, 03/01/36 (144A) (EUR) (d)	1,138,230	1,031,903
0.100%, 07/25/38 (144A) (EUR) (d)	3,548,610	3,110,253
0.100%, 07/25/47 (144A) (EUR) (d)	3,779,010	2,942,128
0.100%, 07/25/53 (144A) (EUR) (d)	1,182,870	866,968
0.700%, 07/25/30 (144A) (EUR) (d)	2,531,280	2,603,137
1.850%, 07/25/27 (144A) (EUR) (d)	5,396,880	5,784,901
3.400%, 07/25/29 (144A) (EUR) (d)	4,463,850	5,133,845
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/33 (144A) (EUR) (d)	3,226,437	2,944,361
0.150%, 05/15/51 (144A) (EUR) (d)	2,420,400	1,615,771
0.400%, 05/15/30 (144A) (EUR) (d)	4,275,250	4,224,761
1.250%, 09/15/32 (144A) (EUR) (d)	1,891,140	1,940,789
1.300%, 05/15/28 (144A) (EUR) (d)	3,151,125	3,296,961
1.500%, 05/15/29 (EUR) (d)	3,664,605	3,834,320
2.400%, 05/15/39 (144A) (EUR) (d)	1,041,490	1,124,246
2.550%, 09/15/41 (144A) (EUR) (d)	685,645	762,285
U.K. Inflation-Linked Gilts
0.125%, 03/22/26 (GBP) (d)	4,537,980	5,651,202
0.125%, 08/10/28 (GBP) (d)	2,888,832	3,576,211
0.125%, 03/22/29 (GBP) (d)	3,307,093	4,060,079
0.125%, 08/10/31 (GBP) (d)	9,645,980	11,617,366
0.125%, 03/22/46 (GBP) (d)	7,576,550	6,673,580
0.125%, 08/10/48 (GBP) (d)	3,553,875	2,989,476
0.125%, 03/22/58 (GBP) (d)	7,251,255	5,291,466
0.125%, 11/22/65 (GBP) (d)	1,499,930	999,475
0.125%, 03/22/68 (GBP) (d)	4,380,348	2,848,126
0.500%, 03/22/50 (GBP) (d)	3,661,040	3,327,998
0.625%, 03/22/40 (GBP) (d)	1,804,120	1,979,517
0.625%, 11/22/42 (GBP) (d)	3,677,160	3,887,127
1.250%, 11/22/27 (GBP) (d)	1,249,998	1,603,270
1.250%, 11/22/32 (GBP) (d)	3,778,004	4,862,737
Total Foreign Government (Cost $175,120,987)		140,320,830

U.S. Treasury & Government Agencies—6.3%
U.S. Treasury — 6.3%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (d)	2,455,540	1,430,909
1.000%, 02/15/49 (d)	2,508,800	1,827,132
1.500%, 02/15/53 (d)	4,247,560	3,400,636
2.125%, 02/15/40 (d)	6,863,927	6,620,678
3.375%, 04/15/32 (d)	4,445,800	4,811,540
3.875%, 04/15/29 (d)	3,840,200	4,118,551
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (d)	8,333,231	8,236,914
0.125%, 04/15/26 (d)	3,129,438	3,054,341
Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/30 (d)	4,924,560	$4,438,452
0.125%, 01/15/31 (d)	3,637,710	3,228,324
0.125%, 07/15/31 (d)	5,299,740	4,664,854
0.250%, 01/15/25 (d)	2,665,380	2,661,590
0.375%, 07/15/27 (d)	9,381,135	9,052,955
0.500%, 01/15/28 (d)	7,281,379	6,960,555
0.875%, 01/15/29 (d)	5,300,424	5,060,504
1.125%, 01/15/33 (d)	6,358,080	5,847,590
1.250%, 04/15/28 (d)	3,157,050	3,075,859
Total U.S. Treasury & Government Agencies (Cost $84,638,361)		78,491,384

Mutual Funds—2.2%
Investment Company Securities — 2.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $33,052,892)	248,388	26,537,774

Preferred Stocks—0.0%
Automobiles — 0.0%
Dr. Ing hc F Porsche AG (Cost $42,664)	642	38,834

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	179	0

Rights—0.0%
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc. (a) (b) (c) (Cost $1,189)	1,165	0

Short-Term Investments—67.9%
Mutual Funds—61.2%
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.360% (e)	198,434,224	198,434,224
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 4.340% (e)	211,730,320	211,730,320
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	206,979,785	206,979,785
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.420% (e)	141,909,377	141,909,377
		759,053,706
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-377

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—6.7%
U.S. Treasury Bills
4.466%, 01/21/25 (f) (g)	83,000,000	$82,814,013
Total Short-Term Investments (Cost $841,847,796)		841,867,719
Total Investments—99.0% (Cost $1,276,922,712)		1,227,853,499
Other assets and liabilities (net)—1.0%		12,324,164
Net Assets—100.0%		$1,240,177,663

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2024, the market value of securities pledged was $82,814,013.
(g)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$49,649,894, which is 4.0% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$15,906,467	$140,711,924	$61 ,450,459	$417,292,753
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	10,610,000	BBH	01/28/25	USD	6,590,677	$23,478
CAD	133,820	BBH	01/28/25	USD	92,923	(259)
CAD	13,210,000	SSBT	01/28/25	USD	9,181,071	(17,391)
CHF	35,145	SSBT	01/28/25	USD	39,116	295
CHF	4,630,000	SSBT	01/28/25	USD	5,154,631	40,322
EUR	135,332	BBH	01/28/25	USD	141,280	957
EUR	20,960,000	BBH	01/28/25	USD	21,882,177	149,224
EUR	78,000,000	TDB	02/27/25	USD	81,265,431	281,155
GBP	31,003	SSBT	01/28/25	USD	39,004	199
GBP	6,440,000	SSBT	01/28/25	USD	8,092,589	32,069
GBP	49,000,000	TDB	02/27/25	USD	61,312,710	(4,303)
HKD	13,490,000	BBH	01/28/25	USD	1,737,901	633
JPY	2,793,170,000	BBH	01/28/25	USD	17,739,932	(56,247)
Net Unrealized Appreciation						$450,132
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	03/17/25	3,320	AUD	374,746,095	$(3,396,178)
Brent Crude Oil Futures	02/28/25	128	USD	9,502,720	67,565
Cattle Feeder Futures	03/27/25	406	USD	53,383,925	1,886,935
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-378

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Cocoa Futures	03/14/25	167	USD	19,497,250	$8,903,707
Cocoa Futures	05/14/25	16	USD	1,766,400	699,252
Coffee “C” Futures	03/19/25	94	USD	11,271,187	2,103,031
Copper Futures	03/27/25	214	USD	21,541,775	(592,704)
Corn Futures	03/14/25	260	USD	5,960,500	336,996
Cotton No. 2 Futures	03/07/25	365	USD	12,483,000	(892,505)
DAX Index Futures	03/21/25	28	EUR	14,036,400	(315,779)
Euro-Bobl Futures	03/06/25	499	EUR	58,812,140	(749,823)
Euro-BTP Futures	03/06/25	847	EUR	101,623,060	(2,271,693)
Euro-Bund Futures	03/06/25	43	EUR	5,737,920	(153,925)
Euro-Buxl 30 Year Bond Futures	03/06/25	99	EUR	13,135,320	(887,995)
FTSE 100 Index Futures	03/21/25	212	GBP	17,342,660	(194,278)
Gold 100 oz. Futures	02/26/25	272	USD	71,835,200	1,114,414
Hang Seng Index Futures	01/27/25	138	HKD	138,600,300	154,950
IBEX 35 Index Futures	01/17/25	121	EUR	14,019,786	(37,062)
Japanese Government 10 Year Bond Futures	03/13/25	406	JPY	57,611,400,000	(1,199,313)
Lean Hogs Futures	02/14/25	119	USD	3,869,880	(37,923)
Lean Hogs Futures	04/14/25	951	USD	32,933,130	(1,169,959)
Live Cattle Futures	02/28/25	45	USD	3,448,800	93,791
Live Cattle Futures	04/30/25	890	USD	69,161,900	1,593,979
LME Nickel Futures	03/17/25	147	USD	13,497,546	(837,401)
LME Primary Aluminum Futures	03/17/25	319	USD	20,375,886	(802,155)
LME Zinc Futures	03/17/25	225	USD	16,764,412	(246,809)
Low Sulphur Gas Oil Futures	03/12/25	136	USD	9,356,800	97,711
New York Harbor ULSD Future	02/28/25	87	USD	8,383,738	414,203
OMX Stockholm 30 Index Futures	01/17/25	738	SEK	183,245,400	(422,657)
RBOB Gasoline Futures	02/28/25	103	USD	8,777,887	142,218
Russell 2000 Index E-Mini Futures	03/21/25	654	USD	73,568,460	(4,639,964)
S&P 500 Index E-Mini Futures	03/21/25	385	USD	114,263,187	(3,733,712)
S&P TSX 60 Index Futures	03/20/25	97	CAD	28,810,940	(497,655)
Silver Futures	03/27/25	210	USD	30,704,100	(1,932,930)
Soybean Futures	03/14/25	115	USD	5,810,375	(91,170)
Soybean Oil Futures	03/14/25	362	USD	8,766,192	(726,097)
SPI 200 Index Futures	03/20/25	157	AUD	31,980,900	(322,762)
Sugar No. 11 Futures	04/30/25	679	USD	13,574,568	(2,403,925)
Sugar No. 11 Futures	02/28/25	8	USD	172,570	(35,159)
TOPIX Index Futures	03/13/25	116	JPY	3,232,340,000	337,612
U.K. Long Gilt Bond Futures	03/27/25	778	GBP	71,894,980	(2,854,321)
U.S. Treasury Note 2 Year Futures	03/31/25	3,164	USD	650,548,066	397,455
U.S. Treasury Note 5 Year Futures	03/31/25	2,808	USD	298,503,564	(1,281,515)
U.S. Treasury Note 10 Year Futures	03/20/25	1,467	USD	159,536,250	(1,599,159)
U.S. Treasury Ultra Long Bond Futures	03/20/25	67	USD	7,966,719	(258,308)
Wheat Futures	03/14/25	181	USD	4,991,075	(375,178)
WTI Crude Oil Futures	02/20/25	116	USD	8,265,000	313,327

Futures Contracts—Short
Australian Dollar Currency Futures	03/17/25	(664)	USD	(41,101,600)	1,696,636
British Pound Currency Futures	03/17/25	(753)	USD	(58,842,244)	1,143,811
Canadian Dollar Currency Futures	03/18/25	(949)	USD	(66,169,025)	1,110,463
Euro Currency Futures	03/17/25	(413)	USD	(53,630,631)	1,098,789
Japanese Yen Currency Futures	03/17/25	(747)	USD	(59,853,375)	2,621,128
LME Nickel Futures	03/17/25	(4)	USD	(367,280)	10,102
LME Zinc Futures	03/17/25	(7)	USD	(521,560)	17,934
Swiss Franc Currency Futures	03/17/25	(378)	USD	(52,461,675)	1,898,399
Net Unrealized Depreciation					$(6,705,606)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-379

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	Unrealized appreciation on futures contracts (a) (b)	$17,795,165	Unrealized depreciation on futures contracts (a) (b)	$10,143,915
Equity	Unrealized appreciation on futures contracts (a) (b)	492,562	Unrealized depreciation on futures contracts (a) (b)	10,163,869
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	528,332	Unrealized depreciation on forward foreign currency exchange contracts	78,200
	Unrealized appreciation on futures contracts (a) (b)	9,569,226
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	397,455	Unrealized depreciation on futures contracts (a) (b)	14,652,230
Total		$28,782,740		$35,038,214

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Brown Brothers Harriman & Co.	$174,292	$(56,506)	$—	$117,786
State Street Bank and Trust Co.	72,885	(17,391)	—	55,494
Toronto Dominion Bank	281,155	(4,303)	—	276,852
	$528,332	$(78,200)	$—	$450,132
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Brown Brothers Harriman & Co.	$56,506	$(56,506)	$—	$—
State Street Bank and Trust Co.	17,391	(17,391)	—	—
Toronto Dominion Bank	4,303	(4,303)	—	—
	$78,200	$(78,200)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$27,957,185	$27,957,185
Futures contracts	(21,110,972)	86,759,425	27,379,303	(5,043,355)	87,984,401
	$(21,110,972)	$86,759,425	$27,379,303	$22,913,830	$115,941,586
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-380

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$2,246,291	$2,246,291
Futures contracts	(60,324,461)	(29,102,049)	9,476,639	9,569,226	(70,380,645)
	$(60,324,461)	$(29,102,049)	$9,476,639	$11,815,517	$(68,134,354)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$384,674,973
Futures contracts long	3,743,600,651
Futures contracts short	(344,646,863)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$492,710	$506,626	$—	$999,336
Air Freight & Logistics	145,217	12,383	—	157,600
Automobile Components	—	487,711	—	487,711
Automobiles	—	958,739	—	958,739
Banks	1,070,521	2,859,589	—	3,930,110
Beverages	1,453,058	1,562,706	—	3,015,764
Biotechnology	628,935	1,142,357	—	1,771,292
Broadline Retail	334,822	555,658	—	890,480
Building Products	689,794	475,311	—	1,165,105
Capital Markets	1,191,107	398,356	—	1,589,463
Chemicals	3,567,991	2,729,169	—	6,297,160
Commercial Services & Supplies	695,524	319,971	—	1,015,495
Communications Equipment	329,417	148,782	—	478,199
Construction & Engineering	47,859	221,165	—	269,024
Construction Materials	724,222	571,448	—	1,295,670
Consumer Finance	279,741	—	—	279,741
Consumer Staples Distribution & Retail	3,533,534	1,480,073	—	5,013,607
Containers & Packaging	1,610,095	—	—	1,610,095
Distributors	91,372	—	—	91,372
Diversified Consumer Services	—	155,132	—	155,132
Diversified REITs	—	27,082	—	27,082
Diversified Telecommunication Services	1,566,749	3,399,224	—	4,965,973
Electric Utilities	5,159,455	5,196,122	—	10,355,577
Electrical Equipment	612,336	1,074,616	—	1,686,952
Electronic Equipment, Instruments & Components	691,565	330,339	—	1,021,904
Energy Equipment & Services	856,340	356,607	—	1,212,947
Entertainment	1,469,012	954,655	—	2,423,667
Financial Services	1,646,350	377,086	—	2,023,436
Food Products	2,892,278	1,374,149	—	4,266,427
Gas Utilities	183,140	1,049,676	—	1,232,816
Ground Transportation	671,788	509,802	—	1,181,590
Health Care Equipment & Supplies	2,063,227	2,342,757	—	4,405,984
Health Care Providers & Services	1,691,922	179,623	0	1,871,545
Health Care REITs	104,177	—	—	104,177
Health Care Technology	—	92,980	—	92,980
Hotels, Restaurants & Leisure	1,769,740	1,143,389	—	2,913,129
Household Durables	1,098,369	318,934	—	1,417,303
Household Products	710,253	419,054	—	1,129,307
Independent Power and Renewable Electricity Producers	481,805	68,783	—	550,588
Industrial Conglomerates	305,449	1,126,812	—	1,432,261
Industrial REITs	85,300	131,638	—	216,938
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-381

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Insurance	$1,949,670	$1,501,980	$—	$3,451,650
Interactive Media & Services	2,912,765	858,701	—	3,771,466
IT Services	638,814	1,000,824	—	1,639,638
Leisure Products	52,835	293,125	—	345,960
Life Sciences Tools & Services	244,298	681,038	—	925,336
Machinery	1,679,279	937,871	—	2,617,150
Media	751,033	771,753	—	1,522,786
Metals & Mining	525,847	1,824,802	—	2,350,649
Multi-Utilities	3,567,592	711,968	—	4,279,560
Office REITs	—	128,087	—	128,087
Oil, Gas & Consumable Fuels	8,138,928	4,771,339	—	12,910,267
Paper & Forest Products	—	813,301	—	813,301
Passenger Airlines	—	139,592	—	139,592
Personal Care Products	151,942	2,356,383	—	2,508,325
Pharmaceuticals	3,057,234	4,289,089	—	7,346,323
Professional Services	650,210	417,057	—	1,067,267
Real Estate Management & Development	51,072	622,407	—	673,479
Residential REITs	308,130	—	—	308,130
Retail REITs	341,799	107,128	—	448,927
Semiconductors & Semiconductor Equipment	1,973,298	1,480,900	—	3,454,198
Software	1,157,571	1,589,861	—	2,747,432
Specialized REITs	371,378	—	—	371,378
Specialty Retail	1,611,224	541,798	—	2,153,022
Technology Hardware, Storage & Peripherals	1,324,379	749,927	—	2,074,306
Textiles, Apparel & Luxury Goods	653,297	2,013,383	—	2,666,680
Tobacco	554,786	548,301	—	1,103,087
Trading Companies & Distributors	271,368	547,325	—	818,693
Transportation Infrastructure	—	54,090	—	54,090
Wireless Telecommunication Services	425,126	1,477,375	—	1,902,501
Total Common Stocks	74,309,049	66,287,909	0	140,596,958
Total Foreign Government*	—	140,320,830	—	140,320,830
Total U.S. Treasury & Government Agencies*	—	78,491,384	—	78,491,384
Total Mutual Funds*	26,537,774	—	—	26,537,774
Total Preferred Stocks*	—	38,834	—	38,834
Total Warrants*	—	0	—	0
Total Rights*	—	—	0	0
Short-Term Investments
Mutual Funds	759,053,706	—	—	759,053,706
U.S. Treasury	—	82,814,013	—	82,814,013
Total Short-Term Investments	759,053,706	82,814,013	—	841,867,719
Total Investments	$859,900,529	$367,952,970	$0	$1,227,853,499
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$528,332	$—	$528,332
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(78,200)	—	(78,200)
Total Forward Contracts	$—	$450,132	$—	$450,132
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$28,254,408	$—	$—	$28,254,408
Futures Contracts (Unrealized Depreciation)	(34,960,014)	—	—	(34,960,014)
Total Futures Contracts	$(6,705,606)	$—	$—	$(6,705,606)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-382

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,284,445,918
Gross unrealized appreciation	17,339,291
Gross unrealized (depreciation)	(71,164,366)
Net unrealized appreciation (depreciation)	$(53,825,075)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-383

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$1,227,853,499
Cash denominated in foreign currencies (b)	3,893,797
Unrealized appreciation on forward foreign currency exchange contracts	528,332
Receivable for:
Fund shares sold	600,574
Due from affiliate	24,304
Dividends and interest	3,980,110
Variation margin on futures contracts	5,401,713
Prepaid expenses	6,474
Total Assets	1,242,288,803
Liabilities
Due to custodian	250,851
Unrealized depreciation on forward foreign currency exchange contracts	78,200
Payable for:
Investments purchased	39,843
Fund shares redeemed	170,025
Accrued Expenses:
Management fees	673,280
Distribution and service fees	267,342
Deferred trustees’ fees	326,267
Other expenses	305,332
Total Liabilities	2,111,140
Net Assets	$1,240,177,663
Net Assets Consist of:
Paid in surplus	$1,921,573,383
Distributable earnings (Accumulated losses)	(681,395,720)
Net Assets	$1,240,177,663
Net Assets
Class B	$1,240,177,663
Capital Shares Outstanding*
Class B	203,064,023
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$6.11

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,276,922,712.
(b)	Identified cost of cash denominated in foreign currencies was $3,906,981.
Consolidated§ Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$7,642,744
Interest	74,156,480
Total investment income	81,799,224
Expenses
Management fees	11,434,580
Administration fees	115,497
Custodian and accounting fees	177,920
Distribution and service fees—Class B	4,556,075
Audit and tax services	105,635
Legal	61,856
Trustees’ fees and expenses	74,205
Shareholder reporting	110,089
Insurance	16,924
Miscellaneous	48,961
Total expenses	16,701,742
Less management fee waiver	(285,941)
Net expenses	16,415,801
Net Investment Income	65,383,423
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(14,353,442)
Futures contracts	87,984,401
Foreign currency transactions	(2,459,987)
Forward foreign currency transactions	27,957,185
Net realized gain (loss)	99,128,157
Net change in unrealized appreciation (depreciation) on:
Investments	(16,769,868)
Futures contracts	(70,380,645)
Foreign currency transactions	2,490,993
Forward foreign currency transactions	2,246,291
Net change in unrealized appreciation (depreciation)	(82,413,229)
Net realized and unrealized gain (loss)	16,714,928
Net Increase (Decrease) in Net Assets From Operations	$82,098,351

(a)	Net of foreign withholding taxes of $562,432.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-384

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$65,383,423	$66,832,262
Net realized gain (loss)	99,128,157	(232,357,025)
Net change in unrealized appreciation (depreciation)	(82,413,229)	254,241,085
Increase (decrease) in net assets from operations	82,098,351	88,716,322
From Distributions to Shareholders
Class B	(6,897,695)	(157,861,867)
Total distributions	(6,897,695)	(157,861,867)
Increase (decrease) in net assets from capital share transactions	(795,536,627)	(87,697,157)
Total increase (decrease) in net assets	(720,335,971)	(156,842,702)
Net Assets
Beginning of period	1,960,513,634	2,117,356,336
End of period	$1,240,177,663	$1,960,513,634

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	1,196,946	$7,264,035	1,199,966	$7,050,781
Reinvestments	1,140,115	6,897,695	27,359,076	157,861,867
Redemptions	(132,367,255)	(809,698,357)	(42,880,510)	(252,609,805)
Net increase (decrease)	(130,030,194)	$(795,536,627)	(14,321,468)	$(87,697,157)
Increase (decrease) derived from capital shares transactions		$(795,536,627)		$(87,697,157)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-385

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.89	$6.09	$11.58	$11.82	$11.75
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.19	0.17	0.02	(0.05)
Net realized and unrealized gain (loss)	0.02	0.09	(2.79)	0.70	1.28
Total income (loss) from investment operations	0.24	0.28	(2.62)	0.72	1.23
Less Distributions
Distributions from net investment income	(0.02)	(0.48)	(2.29)	0.00	(0.38)
Distributions from net realized capital gains	0.00	0.00	(0.58)	(0.96)	(0.78)
Total distributions	(0.02)	(0.48)	(2.87)	(0.96)	(1.16)
Net Asset Value, End of Period	$6.11	$5.89	$6.09	$11.58	$11.82
Total Return (%) (b)	4.11	4.71	(25.66)	6.39	11.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	0.91	0.91	1.07	1.10
Net ratio of expenses to average net assets (%) (c)	0.90	0.90	0.89	1.06	1.10
Ratio of net investment income (loss) to average net assets (%)	3.59	3.27	2.51	0.20	(0.42)
Portfolio turnover rate (%)	27	42	36	34	85
Net assets, end of period (in millions)	$1,240.2	$1,960.5	$2,117.4	$252.7	$258.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Consolidated Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-386

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—101.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 16.3%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/52	341,665	$322,003
4.500%, 09/01/52	103,041	97,111
4.500%, 08/01/53	8,354,845	7,864,229
4.500%, 10/01/53	1,056,199	994,269
5.500%, 07/01/53	4,390,216	4,339,385
6.406%, 1Y H15 + 2.225%, 01/01/34 (a)	9,497	9,734
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 01/25/26	4,005,175	3,973,408
Federal Home Loan Mortgage Corp. REMICS
5.062%, SOFR30A + 0.464%, 01/15/47 (a)	1,098,195	1,071,178
5.319%, SOFR30A + 0.464%, 07/15/44 (a)	821,663	828,088
Federal Home Loan Mortgage Corp. STRIPS
5.162%, SOFR30A + 0.564%, 09/15/42 (a)	1,059,674	1,041,983
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
4.713%, 1M TSFR + 0.374%, 08/25/31 (a)	9,722	10,195
6.025%, 12M MTA + 1.200%, 10/25/44 (a)	658,043	599,114
6.025%, 12M MTA + 1.200%, 02/25/45 (a)	199,881	191,890
Federal National Mortgage Association
3.000%, 05/01/52	344,974	293,734
4.000%, 10/01/48	385,203	357,356
4.000%, 04/01/49	128,153	118,177
4.000%, 03/01/50	171,590	157,007
4.000%, 08/01/50	236,260	218,777
4.000%, 02/01/52	556,127	509,517
4.500%, 09/01/52	481,683	453,964
5.500%, 07/01/53	8,256,935	8,161,335
6.128%, 12M MTA + 1.200%, 07/01/44 (a)	2,314	2,338
6.128%, 12M MTA + 1.200%, 09/01/44 (a)	6,427	6,493
7.019%, 1Y H15 + 2.360%, 11/01/34 (a)	88,749	92,164
Federal National Mortgage Association REMICS
4.750%, SOFR30A + 0.174%, 07/25/37 (a)	72,577	70,988
4.909%, SOFR30A + 0.174%, 12/25/36 (a)	10,110	9,898
4.999%, SOFR30A + 0.264%, 08/25/34 (a)	3,767	3,685
5.033%, SOFR30A + 0.464%, 07/25/37 (a)	1,578	1,552
5.063%, SOFR30A + 0.494%, 07/25/37 (a)	19,783	19,471
6.706%, 05/25/35 (a)	45,940	47,074
Federal National Mortgage Association Trust
5.033%, SOFR30A + 0.464%, 05/25/42 (a)	15,830	15,762
Government National Mortgage Association REMICS
5.461%, 12M TSFR + 0.865%, 08/20/68 (a)	1,990,044	1,983,143
5.505%, SOFR30A + 0.900%, 10/20/72 (a)	2,380,892	2,398,711
5.597%, 1M TSFR + 0.944%, 08/20/66 (a)	97,457	97,457
5.705%, SOFR30A + 1.100%, 05/20/73 (a)	996,885	1,016,808
6.522%, 12M TSFR + 1.465%, 04/20/67 (a)	1,286,026	1,300,708
Government National Mortgage Association, TBA
3.500%, TBA (b)	48,000,000	42,911,380
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (b)	44,065,720	40,282,886
4.500%, TBA (b)	54,800,000	51,516,931
6.000%, TBA (b)	48,100,000	48,280,375
6.500%, TBA (b)	24,000,000	24,475,313
		246,145,591
Security Description	Principal Amount*	Value
U.S. Treasury — 85.0%
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (c) (d)	16,622,141	$9,140,405
0.125%, 02/15/52 (c)	8,164,152	4,423,550
0.250%, 02/15/50 (c) (d)	17,458,889	10,173,765
0.625%, 02/15/43 (c) (d)	14,965,046	10,956,318
0.750%, 02/15/42 (c) (d)	30,229,782	23,149,247
0.750%, 02/15/45 (c) (d)	27,693,904	20,054,788
0.875%, 02/15/47 (c) (d)	39,408,045	28,490,697
1.000%, 02/15/46 (c) (d)	50,902,598	38,317,004
1.375%, 02/15/44 (c) (d)	70,482,456	58,618,057
1.500%, 02/15/53 (c) (d)	8,389,010	6,716,320
1.750%, 01/15/28 (c) (d)	68,299,618	67,797,214
2.000%, 01/15/26 (c) (d)	34,888,901	34,891,229
2.125%, 02/15/40 (c) (d)	19,029,142	18,354,773
2.125%, 02/15/41 (c) (d)	15,177,942	14,677,426
2.125%, 02/15/54 (c) (d)	10,079,398	9,328,274
2.375%, 01/15/27 (c) (e) (f) (g)	594,787	600,430
2.500%, 01/15/29 (c) (d)	20,954,903	21,321,870
3.375%, 04/15/32 (c) (e) (f)	3,446,384	3,729,906
3.625%, 04/15/28 (c) (d)	35,265,593	37,007,281
3.875%, 04/15/29 (c) (d)	39,016,635	41,844,695
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (c) (e) (f) (h) (i)	11,192,076	11,062,717
0.125%, 04/15/26 (c) (d)	20,461,710	19,970,689
0.125%, 07/15/26 (c) (d)	52,582,220	51,351,656
0.125%, 10/15/26 (c) (d)	29,225,295	28,412,281
0.125%, 04/15/27 (c) (d)	10,844,212	10,393,887
0.125%, 01/15/30 (c) (d)	15,458,562	14,039,240
0.125%, 07/15/30 (c) (d)	65,656,696	59,175,666
0.125%, 01/15/31 (c) (d)	46,223,550	41,021,582
0.125%, 07/15/31 (c) (d)	18,089,779	15,922,700
0.125%, 01/15/32 (c) (d)	7,501,024	6,501,638
0.250%, 07/15/29 (c)	5,223,564	4,837,701
0.375%, 07/15/25 (c) (f) (i)	2,727,342	2,710,866
0.375%, 01/15/27 (c) (d)	28,460,579	27,594,923
0.375%, 07/15/27 (c) (d)	29,020,871	28,005,634
0.500%, 01/15/28 (c) (d)	12,633,001	12,076,379
0.625%, 01/15/26 (c) (e) (f) (g) (h) (i)	3,241,394	3,196,780
0.625%, 07/15/32 (c) (d)	165,673,971	148,056,408
0.750%, 07/15/28 (c) (e) (f) (g) (h) (i)	5,797,075	5,567,853
0.875%, 01/15/29 (c) (d)	16,395,062	15,652,950
1.125%, 01/15/33 (c) (d)	42,175,264	38,789,012
1.250%, 04/15/28 (c) (d)	6,524,570	6,356,775
1.375%, 07/15/33 (c) (d)	65,893,522	61,638,823
1.625%, 10/15/27 (c) (d)	94,831,280	94,259,677
1.625%, 10/15/29 (c) (d)	17,655,792	17,359,142
1.750%, 01/15/34 (c) (d)	11,603,744	11,124,264
1.875%, 07/15/34 (c) (d)	45,367,849	43,961,227
2.125%, 04/15/29 (c) (d)	13,980,302	13,997,180
2.375%, 10/15/28 (c) (d)	28,132,650	28,568,188
		1,281,199,087
Total U.S. Treasury & Government Agencies (Cost $1,718,729,889)		1,527,344,678

See accompanying notes to financial statements.
BHFTI-387

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—8.9%
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity — 1.0%
ACE Securities Corp. Home Equity Loan Trust
4.853%, 1M TSFR + 0.514%, 03/25/37 (a)	438,584	$174,652
5.503%, 1M TSFR + 1.164%, 12/25/33 (a)	821,481	824,751
Asset-Backed Securities Corp. Home Equity Loan Trust
5.278%, 1M TSFR + 0.939%, 04/25/34 (a)	1,103,070	1,104,162
Citigroup Mortgage Loan Trust, Inc.
4.633%, 1M TSFR + 0.294%, 03/25/37 (a)	734,144	615,051
4.743%, 1M TSFR + 0.404%, 09/25/36 (144A) (a)	683,140	654,342
5.143%, 1M TSFR + 0.804%, 10/25/35 (a)	3,700,000	3,361,598
First NLC Trust
4.523%, 1M TSFR + 0.184%, 08/25/37 (144A) (a)	737,900	364,063
GSAA Trust
6.720%, 03/25/46 (j)	273,054	144,106
Home Equity Asset Trust
5.128%, 1M TSFR + 0.789%, 02/25/36 (a)	1,178,574	1,142,218
5.308%, 1M TSFR + 0.969%, 08/25/34 (a)	180,822	177,733
HSI Asset Securitization Corp. Trust
4.553%, 1M TSFR + 0.214%, 10/25/36 (a)	3,915	1,316
MASTR Asset-Backed Securities Trust
4.953%, 1M TSFR + 0.864%, 10/25/35 (a)	87,738	82,807
Morgan Stanley ABS Capital I, Inc. Trust
5.113%, 1M TSFR + 0.774%, 01/25/35 (a)	459,414	439,101
5.128%, 1M TSFR + 0.789%, 09/25/35 (a)	1,000,297	946,243
New Century Home Equity Loan Trust
5.218%, 1M TSFR + 0.879%, 02/25/35 (a)	283,630	276,073
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.888%, 1M TSFR + 0.549%, 03/25/36 (a)	629,543	628,082
NovaStar Mortgage Funding Trust
5.158%, 1M TSFR + 0.819%, 01/25/36 (a)	130,587	129,789
Residential Asset Securities Corporation Trust
4.913%, 1M TSFR + 0.344%, 06/25/36 (a)	2,634,518	2,557,647
Soundview Home Loan Trust
4.633%, 1M TSFR + 0.294%, 07/25/37 (a)	264,240	238,947
4.653%, 1M TSFR + 0.314%, 06/25/37 (a)	1,736,504	1,178,078
		15,040,759
Asset-Backed - Other — 7.8%
522 Funding CLO Ltd.
5.919%, 3M TSFR + 1.302%, 10/20/31 (144A) (a)	797,016	798,026
ACAS CLO Ltd.
5.784%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	154,684	154,715
Adagio CLO VIII DAC
4.114%, 3M EURIBOR + 0.930%, 04/15/32 (144A) (EUR) (a)	2,982,537	3,083,398
AlbaCore Euro CLO IV DAC
4.174%, 3M EURIBOR + 0.990%, 07/15/35 (144A) (EUR) (a)	1,000,000	1,033,312
Allegro CLO XI Ltd.
5.867%, 3M TSFR + 1.250%, 01/19/33 (144A) (a)	3,000,000	3,003,480
AMMC CLO XII Ltd.
5.733%, 3M TSFR + 1.212%, 11/10/30 (144A) (a)	113,912	113,982
Anchorage Capital CLO 6 Ltd.
6.072%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	700,000	701,069
Arbor Realty Commercial Real Estate Notes Ltd.
6.048%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	1,878,463	1,876,115
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
ARES European CLO VI DAC
3.794%, 3M EURIBOR + 0.610%, 04/15/30 (144A) (EUR) (a)	181,655	$188,116
ARES L CLO Ltd.
5.968%, 3M TSFR + 1.312%, 01/15/32 (144A) (a)	441,447	441,935
ARES LII CLO Ltd.
5.943%, 3M TSFR + 1.312%, 04/22/31 (144A) (a)	1,311,322	1,314,076
Argent Securities Trust
4.773%, 1M TSFR + 0.434%, 05/25/36 (a)	218,394	51,521
Atlas Senior Loan Fund Ltd.
6.059%, 3M TSFR + 1.412%, 01/16/30 (144A) (a)	87,471	87,470
Atlas Senior Loan Fund X Ltd.
6.008%, 3M TSFR + 1.352%, 01/15/31 (144A) (a)	179,841	179,955
Bain Capital Credit CLO Ltd.
5.354%, 3M TSFR + 1.060%, 07/24/34 (144A) (a)	3,200,000	3,200,000
Barings Euro CLO DAC
4.159%, 3M EURIBOR + 0.980%, 10/15/34 (144A) (EUR) (a)	3,300,000	3,404,176
BDS LLC
6.166%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,794,715	1,795,775
BlackRock European CLO IV DAC
4.034%, 3M EURIBOR + 0.850%, 07/15/30 (144A) (EUR) (a)	467,681	484,356
BlueMountain CLO XXII Ltd.
5.998%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	325,523	326,028
BlueMountain EUR CLO DAC
3.876%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (a)	340,706	352,798
Capital Four U.S. CLO II Ltd.
6.517%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	900,000	907,403
Carlyle Euro CLO DAC
3.698%, 3M EURIBOR + 0.800%, 08/28/31 (144A) (EUR) (a)	1,204,028	1,247,148
Carlyle Global Market Strategies CLO Ltd.
5.728%, 3M TSFR + 1.212%, 08/14/30 (144A) (a)	211,195	211,305
5.837%, 3M TSFR + 1.220%, 07/20/32 (144A) (a)	912,132	913,495
5.879%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	220,772	220,819
Carlyle Global Market Strategies Euro CLO Ltd.
3.773%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (a)	1,231,050	1,270,363
Carlyle U.S. CLO Ltd.
6.098%, 3M TSFR + 1.442%, 01/15/30 (144A) (a)	181,311	181,504
Catamaran CLO Ltd.
5.993%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	511,415	511,648
Cedar Funding V CLO Ltd.
6.009%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	587,209	587,653
CIFC European Funding CLO III DAC
4.234%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (a)	800,000	828,686
CIFC Funding Ltd.
5.846%, 3M TSFR + 1.212%, 10/24/30 (144A) (a)	1,203,717	1,205,471
CIT Mortgage Loan Trust
5.953%, 1M TSFR + 1.614%, 10/25/37 (144A) (a)	3,508,936	3,526,704
Contego CLO IV DAC
3.778%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	795,958	815,391
See accompanying notes to financial statements.
BHFTI-388

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Contego CLO V DAC
3.999%, 3M EURIBOR + 0.820%, 01/15/31 (144A) (EUR) (a)	931,098	$964,534
Countrywide Asset-Backed Certificates Trust
4.643%, 1M TSFR + 0.304%, 11/25/37 (a)	4,067,772	3,787,849
5.193%, 1M TSFR + 0.854%, 08/25/47 (a)	17,807	17,178
CQS U.S. CLO Ltd.
6.467%, 3M TSFR + 1.850%, 07/20/31 (144A) (a)	1,321,333	1,321,888
Credit-Based Asset Servicing & Securitization LLC
4.822%, 1M TSFR + 0.234%, 07/25/37 (144A) (a)	59,557	38,508
4.922%, 1M TSFR + 0.334%, 07/25/37 (144A) (a)	1,186,969	767,477
Crestline Denali CLO XIV Ltd.
6.028%, 3M TSFR + 1.402%, 10/23/31 (144A) (a)	510,750	511,005
Crestline Denali CLO XV Ltd.
5.909%, 3M TSFR + 1.292%, 04/20/30 (144A) (a)	182,275	182,346
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (j)	370,982	107,637
CVC Cordatus Loan Fund XXI DAC
3.799%, 3M EURIBOR + 0.960%, 09/22/34 (144A) (EUR) (a)	1,700,000	1,753,586
CVC Cordatus Opportunity Loan Fund DAC
4.403%, 3M EURIBOR + 1.380%, 08/15/33 (144A) (EUR) (a)	1,841,146	1,908,485
Dryden 35 Euro CLO DAC
4.195%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (a)	758,526	784,171
Dryden 44 Euro CLO DAC
4.059%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	1,300,000	1,338,533
Dryden 52 Euro CLO DAC
3.883%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	867,374	896,794
Dryden 54 Senior Loan Fund
5.767%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	1,586,215	1,588,738
Dryden 60 CLO Ltd.
5.968%, 3M TSFR + 1.312%, 07/15/31 (144A) (a)	587,689	588,562
Dryden 64 CLO Ltd.
5.864%, 3M TSFR + 1.232%, 04/18/31 (144A) (a)	560,256	560,964
Dunedin Park CLO DAC
3.984%, 3M EURIBOR + 0.980%, 11/20/34 (144A) (EUR) (a)	1,000,000	1,032,412
Elevation CLO Ltd.
5.419%, 3M TSFR + 1.130%, 07/25/34 (144A) (a)	700,000	700,464
Ellington Loan Acquisition Trust
5.553%, 1M TSFR + 1.214%, 05/25/37 (144A) (a)	857,084	830,559
First Franklin Mortgage Loan Trust
4.573%, 1M TSFR + 0.234%, 12/25/36 (a)	7,556,175	6,691,373
4.763%, 1M TSFR + 0.424%, 07/25/36 (a)	1,255,370	1,206,466
Gallatin CLO VIII Ltd.
6.008%, 3M TSFR + 1.352%, 07/15/31 (144A) (a)	350,752	350,951
GSAMP Trust
5.188%, 1M TSFR + 0.849%, 09/25/35 (a)	67,731	66,352
Henley CLO VII DAC
4.076%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (a)	1,100,000	1,138,707
Jamestown CLO XVIII Ltd.
5.896%, 3M TSFR + 1.270%, 07/25/35 (144A) (a)	600,000	600,667
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
JP Morgan Mortgage Acquisition Trust
4.663%, 1M TSFR + 0.324%, 10/25/36 (a)	23,644	$23,359
KKR CLO 11 Ltd.
6.098%, 3M TSFR + 1.442%, 01/15/31 (144A) (a)	246,590	247,145
LCM Loan Income Fund I Ltd.
5.909%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	2,688,763	2,691,024
LCM XXV Ltd.
5.717%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	149,176	149,244
LoanCore Issuer Ltd.
6.148%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	1,835,581	1,832,853
Long Beach Mortgage Loan Trust
4.693%, 1M TSFR + 0.354%, 08/25/36 (a)	819,625	318,637
M360 Ltd.
5.971%, 1M TSFR + 1.614%, 11/22/38 (144A) (a)	251,795	246,094
Madison Park Euro Funding IX DAC
4.059%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (a)	700,000	721,284
Madison Park Funding XXXIX Ltd.
5.882%, 3M TSFR + 1.250%, 10/22/34 (144A) (a)	300,000	300,896
Man Euro CLO DAC
4.929%, 3M EURIBOR + 1.750%, 10/15/36 (144A) (EUR) (a)	7,100,000	7,381,708
Man GLG Euro CLO V DAC
3.576%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (a)	3,288,368	3,398,710
Marathon CLO XIII Ltd.
5.856%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	2,594,948	2,597,058
MF1 LLC
6.516%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,784,373	1,784,980
MF1 Ltd.
5.570%, 1M TSFR + 1.194%, 10/16/36 (144A) (a)	501,599	499,846
Morgan Stanley ABS Capital I, Inc. Trust
5.428%, 1M TSFR + 1.089%, 07/25/34 (a)	40,269	41,828
5.503%, 1M TSFR + 1.164%, 06/25/35 (a)	1,232,000	1,110,606
Morgan Stanley IXIS Real Estate Capital Trust
4.503%, 1M TSFR + 0.164%, 11/25/36 (a)	502	159
Northwoods Capital XII-B Ltd.
5.549%, 3M TSFR + 1.190%, 06/15/31 (144A) (a)	660,433	660,752
Oak Hill European Credit Partners VII DAC
3.959%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	1,534,394	1,587,588
Ocean Trails CLO 8
5.946%, 3M TSFR + 1.290%, 07/15/34 (144A) (a)	1,300,000	1,300,731
Octagon Investment Partners 18-R Ltd.
5.869%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	583,001	584,012
Octagon Investment Partners XXI Ltd.
5.778%, 3M TSFR + 1.262%, 02/14/31 (144A) (a)	717,090	717,894
OSD CLO Ltd.
5.779%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	1,108,465	1,108,465
OZLM IX Ltd.
5.817%, 3M TSFR + 1.200%, 10/20/31 (144A) (a)	419,014	419,528
OZLM XXIV Ltd.
6.039%, 3M TSFR + 1.422%, 07/20/32 (144A) (a)	269,669	270,074
Palmer Square European Loan Funding DAC
4.273%, 3M EURIBOR + 1.250%, 08/15/33 (144A) (EUR) (a)	1,200,656	1,245,920
See accompanying notes to financial statements.
BHFTI-389

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Palmer Square Loan Funding Ltd.
5.679%, 3M TSFR + 1.062%, 07/20/29 (144A) (a)	386,500	$386,700
5.718%, 3M TSFR + 1.062%, 10/15/29 (144A) (a)	717,053	717,774
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.188%, 1M TSFR + 0.849%, 09/25/35 (a)	69,248	67,282
5.503%, 1M TSFR + 1.164%, 10/25/34 (a)	1,336,835	1,314,242
Pikes Peak CLO 4
5.866%, 3M TSFR + 1.210%, 07/15/34 (144A) (a)	4,300,000	4,301,182
Providus CLO IV DAC
4.039%, 3M EURIBOR + 0.820%, 04/20/34 (144A) (EUR) (a)	2,900,000	2,985,472
Regatta XVI Funding Ltd.
5.856%, 3M TSFR + 1.200%, 01/15/33 (144A) (a)	300,000	300,068
Rockford Tower Europe CLO DAC
4.468%, 3M EURIBOR + 1.370%, 04/24/37 (144A) (EUR) (a)	1,500,000	1,555,021
Romark CLO Ltd.
5.918%, 3M TSFR + 1.292%, 10/23/30 (144A) (a)	530,918	531,382
Saranac CLO VI Ltd.
5.797%, 3M TSFR + 1.402%, 08/13/31 (144A) (a)	831,973	833,901
Saxon Asset Securities Trust
4.763%, 1M TSFR + 0.424%, 09/25/37 (a)	388,380	368,855
Securitized Asset-Backed Receivables LLC Trust
4.753%, 1M TSFR + 0.414%, 07/25/36 (a)	266,352	103,271
4.773%, 1M TSFR + 0.434%, 07/25/36 (a)	2,963,882	1,018,904
Segovia European CLO DAC
4.099%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	272,610	281,707
Sound Point CLO IX Ltd.
6.089%, 3M TSFR + 1.472%, 07/20/32 (144A) (a)	1,400,000	1,402,331
Soundview Home Loan Trust
4.573%, 1M TSFR + 0.234%, 11/25/36 (144A) (a)	38,804	10,540
St. Paul's CLO X DAC
4.001%, 3M EURIBOR + 0.800%, 04/22/35 (144A) (EUR) (a)	800,000	823,262
Structured Asset Securities Corp. Mortgage Loan Trust
6.167%, 1M TSFR + 1.614%, 04/25/35 (a)	22,380	22,224
Tikehau CLO IV DAC
4.084%, 3M EURIBOR + 0.900%, 10/15/31 (144A) (EUR) (a)	661,145	684,514
Toro European CLO 5 DAC
3.919%%, 3M EURIBOR + 0.740%, 10/15/30 (144A) (EUR) (a)	58,789	60,893
Tralee CLO VII Ltd.
6.208%, 3M TSFR + 1.582%, 04/25/34 (144A) (a)	1,400,000	1,402,117
TRTX Issuer Ltd.
6.032%, 1M TSFR + 1.650%, 02/15/39 (144A) (a)	774,355	770,387
U.S. Small Business Administration
5.510%, 11/01/27	160,415	161,471
Venture 33 CLO Ltd.
5.978%, 3M TSFR + 1.322%, 07/15/31 (144A) (a)	221,737	221,784
Venture 44 CLO Ltd.
5.494%, 3M TSFR + 1.140%, 10/20/34 (144A) (a)	500,000	500,000
Vibrant CLO XI Ltd.
5.999%, 3M TSFR + 1.382%, 07/20/32 (144A) (a)	839,949	841,193
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
VMC Finance LLC
6.500%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	136,230	$136,229
Voya CLO Ltd.
5.898%, 3M TSFR + 1.242%, 06/07/30 (144A) (a)	59,377	59,421
Wind River CLO Ltd.
5.944%, 3M TSFR + 1.312%, 07/18/31 (144A) (a)	202,923	203,069
		118,059,690
Asset-Backed - Student Loan — 0.1%
SLM Student Loan Trust
5.995%, SOFR90A + 0.812%, 10/25/64 (144A) (a)	1,618,717	1,618,957
Total Asset-Backed Securities (Cost $136,648,297)		134,719,406

Foreign Government—7.9%
Sovereign — 7.9%
Canada Government Real Return Bonds
4.250%, 12/01/26 (CAD) (c)	8,841,744	6,516,361
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (c)	18,644,330	19,183,329
0.100%, 07/25/31 (144A) (EUR) (c)	1,927,552	1,889,905
0.100%, 07/25/38 (144A) (EUR) (c)	118,287	103,675
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (c)	2,320,850	2,293,442
1.400%, 05/26/25 (144A) (EUR) (c)	56,838,056	58,753,223
1.800%, 05/15/36 (144A) (EUR) (c)	918,963	943,226
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (c)	1,717,476,880	11,335,599
0.100%, 03/10/29 (JPY) (c)	2,493,840,500	16,507,260
Mexico Udibonos
4.000%, 08/24/34 (MXN) (c)	24,193,268	1,028,356
Total Foreign Government (Cost $124,274,551)		118,554,376

Mortgage-Backed Securities—1.5%
Collateralized Mortgage Obligations — 1.5%
Banc of America Funding Trust
6.454%, 02/20/36 (a)	89,051	83,596
Banc of America Mortgage Trust
5.598%, 06/25/35 (a)	23,091	20,002
5.775%, 09/25/35 (a)	19,155	16,788
Bear Stearns ALT-A Trust
4.773%, 1M TSFR + 0.434%, 02/25/34 (a)	39,023	36,456
5.151%, 09/25/35 (a)	386,077	223,103
Bear Stearns ARM Trust
4.875%, 03/25/35 (a)	86,252	77,971
Chase Mortgage Finance Trust
6.677%, 02/25/37 (a)	13,611	13,119
CHL Mortgage Pass-Through Trust
5.033%, 1M TSFR + 0.694%, 04/25/35 (a)	204,102	191,317
6.000%, 03/25/37	765,748	330,265
Citigroup Mortgage Loan Trust, Inc.
4.706%, 03/25/37 (a)	1,080,248	898,416
See accompanying notes to financial statements.
BHFTI-390

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Citigroup Mortgage Loan Trust, Inc.
6.873%, 08/25/35 (a)	369	$367
7.410%, 1Y H15 + 2.400%, 05/25/35 (a)	1,832	1,805
Countrywide Alternative Loan Trust
4.665%, 1M TSFR + 0.294%, 02/20/47 (a)	362,696	286,043
4.693%, 1M TSFR + 0.354%, 06/25/36 (a)	967,138	854,627
4.813%, 1M TSFR + 0.474%, 05/25/47 (a)	102,365	95,731
5.000%, 07/25/35	111,841	62,082
5.013%, 1M TSFR + 0.674%, 12/25/35 (a)	14,091	12,615
5.500%, 06/25/25	329,539	261,654
6.000%, 03/25/37	3,048,025	1,057,018
6.000%, 04/25/37	467,610	387,173
CSMC Trust
3.408%, 11/30/37 (144A) (a)	2,113,411	1,902,472
4.603%, 1M TSFR + 0.264%, 09/29/36 (144A) (a)	250,285	245,544
5.169%, 10/26/36 (144A) (a)	34,741	29,722
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.553%, 1M TSFR + 0.214%, 10/25/36 (a)	7,891	6,464
6.369%, 10/25/36 (j)	137,985	116,186
6.386%, 10/25/36 (j)	137,985	116,184
Eurosail-U.K. PLC
5.796%, SONIA + 1.069%, 06/13/45 (GBP) (a)	454,768	567,103
First Horizon Alternative Mortgage Securities Trust
6.288%, 06/25/34 (a)	41,428	40,667
GreenPoint Mortgage Funding Trust
4.813%, 1M TSFR + 0.474%, 09/25/46 (a)	257,749	232,061
4.993%, 1M TSFR + 0.654%, 11/25/45 (a)	48,314	44,084
GreenPoint MTA Trust
4.893%, 1M TSFR + 0.554%, 06/25/45 (a)	61,101	54,950
GSR Mortgage Loan Trust
4.484%, 05/25/35 (a)	107,648	80,536
4.769%, 11/25/35 (a)	91,362	75,718
5.330%, 09/25/35 (a)	38,862	36,769
6.022%, 12/25/34 (a)	142,200	135,596
6.922%, 01/25/35 (a)	21,117	19,789
HarborView Mortgage Loan Trust
4.861%, 1M TSFR + 0.494%, 09/19/37 (a)	14,030	11,863
4.921%, 1M TSFR + 0.554%, 05/19/35 (a)	23,891	23,015
5.041%, 1M TSFR + 0.674%, 02/19/36 (a)	70,505	31,209
5.385%, 1M TSFR + 1.014%, 06/20/35 (a)	127,375	115,270
IndyMac INDA Mortgage Loan Trust
5.866%, 11/25/35 (a)	23,485	24,486
JP Morgan Mortgage Trust
4.222%, 07/27/37 (144A) (a)	207,058	188,483
5.534%, 07/25/35 (a)	31,224	29,609
5.560%, 08/25/35 (a)	53,944	46,826
5.699%, 09/25/35 (a)	7,477	6,887
5.742%, 02/25/35 (a)	39,640	37,098
6.831%, 07/25/35 (a)	16,193	15,982
6.896%, 08/25/35 (a)	43,055	40,404
Lehman XS Trust
4.993%, 1M TSFR + 0.654%, 12/25/35 (a)	55,226	50,122
6.753%, 1M TSFR + 2.414%, 12/25/37 (a)	1,840,573	1,736,367
MASTR Adjustable Rate Mortgages Trust
5.837%, 12/25/33 (a)	13,088	11,958
6.415%, 11/21/34 (a)	27,415	25,815
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.212%, 1M TSFR + 0.814%, 11/15/31 (a)	25,265	$24,142
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952%, 1M TSFR + 0.554%, 12/15/30 (a)	3,828	3,673
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (a)	351,659	338,144
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (a)	3,136,049	2,989,271
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates
5.503%, 1M TSFR + 1.164%, 04/25/35 (a)	1,639,421	1,636,765
RALI Trust
4.753%, 1M TSFR + 0.414%, 08/25/35 (a)	41,626	30,598
5.791%, 10/25/37 (a)	578,157	479,801
6.185%, 12M MTA + 1.360%, 09/25/45 (a)	37,501	31,201
Reperforming Loan Trust REMICS
4.793%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	19,881	18,979
Residential Asset Securitization Trust
6.500%, 09/25/36	270,676	92,555
Sequoia Mortgage Trust
4.885%, 1M TSFR + 0.514%, 07/20/36 (a)	150,132	129,866
5.181%, 1M TSFR + 0.814%, 10/19/26 (a)	7,642	7,449
Structured Adjustable Rate Mortgage Loan Trust
6.225%, 12M MTA + 1.400%, 01/25/35 (a)	37,508	33,775
7.203%, 02/25/34 (a)	18,687	17,884
Structured Asset Mortgage Investments II Trust
4.833%, 1M TSFR + 0.494%, 06/25/36 (a)	12,206	11,832
4.873%, 1M TSFR + 0.534%, 05/25/36 (a)	12,126	8,140
4.981%, 1M TSFR + 0.614%, 07/19/35 (a)	40,964	37,900
5.141%, 1M TSFR + 0.774%, 10/19/34 (a)	16,474	15,562
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (j)	131,102	47,724
Towd Point Mortgage Trust
5.453%, 1M TSFR + 1.114%, 10/25/59 (144A) (a)	529,809	541,382
Wachovia Mortgage Loan Trust LLC
1.848%, 1M TSFR + 0.574%, 01/25/37 (a)	1,455,346	541,815
WaMu Mortgage Pass-Through Certificates Trust
4.228%, 11/25/36 (a)	3,028,151	2,601,194
4.263%, 12M MTA + 0.810%, 12/25/46 (a)	25,593	21,741
5.012%, 12/25/35 (a)	25,822	23,303
5.595%, 12M MTA + 0.770%, 05/25/47 (a)	142,311	117,539
5.825%, 12M MTA + 1.000%, 02/25/46 (a)	48,349	42,952
5.825%, 12M MTA + 1.000%, 08/25/46 (a)	1,331,506	1,202,712
5.873%, 12M MTA + 1.048%, 07/25/46 (a)	238,756	210,490
6.025%, 12M MTA + 1.200%, 11/25/42 (a)	3,909	3,691
6.325%, 12M MTA + 1.500%, 11/25/46 (a)	87,219	76,179
Wells Fargo Mortgage-Backed Securities Trust
6.153%, 04/25/36 (a)	26,229	25,339
		22,372,985
See accompanying notes to financial statements.
BHFTI-391

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—(Continued)
Convertible Preferred Stocks—0.1%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities — 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust
5.895%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	571,718	$544,012
Total Mortgage-Backed Securities (Cost $25,370,285)		22,916,997

Corporate Bonds & Notes—0.4%
Banks — 0.2%
Bank of America Corp.
5.875%, 3M TSFR + 3.193%, 03/15/28 (a)	1,570,000	1,573,819
Lloyds Banking Group PLC
4.947%, 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	932,265
Nykredit Realkredit AS
1.000%, 10/01/53 (DKK)	9,520	998
1.500%, 10/01/52 (DKK)	283,800	31,674
1.500%, 10/01/53 (DKK)	498,101	49,667
2.500%, 10/01/47 (DKK)	5,009	655
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	100,000	98,815
1.000%, 1Y EUR Swap + 1.050%, 06/24/27 (EUR) (a)	100,000	100,746
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (a)	100,000	112,356
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (a)	100,000	128,849
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (a)	100,000	117,987
		3,147,831
Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	114,000	105,712
Jyske Realkredit AS
0.500%, 10/01/43 (DKK)	51,927	5,990
1.000%, 10/01/50 (DKK)	6,493,921	719,236
1.500%, 10/01/53 (DKK)	1,733,805	193,617
2.000%, 10/01/53 (DKK)	7,267,106	790,531
2.500%, 10/01/47 (DKK)	3,287	430
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/53 (DKK)	2,559,729	260,004
2.000%, 10/01/53 (DKK)	4,299,311	469,480
2.000%, 10/01/53 (144A) (DKK)	699,215	82,667
2.500%, 10/01/47 (DKK)	856	112
Realkredit Danmark AS
1.500%, 10/01/53 (DKK)	4,122,437	475,078
2.000%, 10/01/53 (DKK)	564,048	61,672
2.500%, 04/01/47 (DKK)	8,010	1,048
		3,165,577
Software — 0.0%
VMware LLC
3.900%, 08/21/27	300,000	293,213
Total Corporate Bonds & Notes (Cost $7,982,184)		6,606,621

Security Description	Shares/ Principal Amount*	Value

Banks — 0.1%
Wells Fargo & Co.- Series L, 7.500% (Cost $900,000)	900	$1,074,879

Short-Term Investments—46.8%
Repurchase Agreement—46.8%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/03/25, with a maturity value of $705,288,346; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.250%, maturity dates ranging from 11/15/31 - 02/15/50, and an aggregate market value of $716,788,043	705,200,000	705,200,000
Total Short-Term Investments (Cost $705,200,000)		705,200,000
Total Investments—166.9% (Cost $2,719,105,206)		2,516,416,957
Other assets and liabilities (net)—(66.9)%		(1,009,010,235)
Net Assets—100.0%		$1,507,406,722

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of this security has been transferred in a secured borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of December 31, 2024, the market value of securities pledged was $1,578,795.
(f)
All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of
December 31, 2024, the market value of securities pledged was $5,533,903.

(g)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of December 31, 2024, the market value of securities pledged was $286,192.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of December 31, 2024, the market value of securities pledged was $9,607,063.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2024, the market value of securities pledged was $8,311,724.
(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$194,371,026, which is 12.9% of net assets.

See accompanying notes to financial statements.
BHFTI-392

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	5.500%	TBA	$(14,000,000)	$(13,907,031)	$(13,804,636)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$4,168,013,647	$51,057,113	$4 ,072,594,151	$132,422,884
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2024 were as follows:
Purchases	Sales
$3,833,034,349	$3,759,514,806
The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the Master Securities Forward Transaction Agreement ("MSFTA") and net of the related collateral pledged or received by the Portfolio as of December 31, 2024:
Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral Pledged/ (Received)(b)	Net Amount(c)
Barclays Capital, Inc	$(55,363,272)	$54,887,122	$—	$(476,150)
BNP Paribas S.A	(1,292,554,123)	1,284,459,746	286,192	(7,808,185)
Total	$(1,347,917,395)	$1,339,346,868	$286,192	$(8,284,335)

(a)	Represents market value of borrowings as of December 31, 2024.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$—	$(1,347,917,395)	$—	$—	$(1,347,917,395)
Total Borrowings	$—	$(1,347,917,395)	$—	$—	$(1,347,917,395)
Gross amount of recognized liabilities for secured borrowings transactions					$(1,347,917,395)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,665,000	BBP	01/15/25	USD	1,083,441	$(52,874)
DKK	8,700,000	CBNA	01/15/25	USD	1,227,151	(17,949)
EUR	901,000	BBP	01/15/25	USD	949,945	(16,196)
See accompanying notes to financial statements.
BHFTI-393

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	846,000	GSBU	01/15/25	USD	889,673	$(12,924)
KRW	11,825,070	BNP	01/08/25	USD	7,968	66
KRW	9,258,663	CBNA	01/08/25	USD	6,310	(20)
NZD	816,418	BBP	01/15/25	USD	483,103	(26,296)
TWD	98,676	BNP	01/22/25	USD	3,042	(27)

Contracts to Deliver
AUD	1,541,000	BNP	01/15/25	USD	999,377	45,561
BRL	5,267,936	CBNA	02/04/25	USD	911,408	63,769
CAD	9,086,624	BBP	01/15/25	USD	6,453,843	129,539
DKK	27,236,368	DBAG	01/15/25	USD	3,856,439	70,891
EUR	126,758,196	DBAG	01/15/25	USD	134,302,464	2,937,021
GBP	1,477,000	BBP	01/15/25	USD	1,873,766	24,902
JPY	2,351,000,503	BNP	01/15/25	USD	15,760,676	804,736
JPY	2,091,545,774	JPMC	01/15/25	USD	13,966,497	661,084
KRW	43,223,918	BNP	01/15/25	USD	30,982	1,611
KRW	11,794,552	BNP	03/19/25	USD	7,968	(66)
KRW	21,987,109	CBNA	01/08/25	USD	16,121	1,183
KRW	9,235,852	CBNA	03/19/25	USD	6,310	19
KRW	14,496,312	DBAG	01/08/25	USD	10,339	490
KRW	29,698,909	DBAG	01/22/25	USD	21,184	999
KRW	17,789,746	GSBU	01/08/25	USD	12,946	860
MXN	3,699,000	BBP	03/18/25	USD	180,574	5,359
MXN	5,196,000	BNP	03/19/25	USD	253,369	7,286
MXN	5,896,000	CBNA	03/19/25	USD	288,102	8,866
MXN	7,089,888	DBAG	02/13/25	USD	350,438	12,789
TWD	138,305	BNP	01/22/25	USD	4,354	129
TWD	137,933	BNP	01/22/25	USD	4,346	132
TWD	98,105	BNP	04/25/25	USD	3,042	21
TWD	136,279	CBNA	01/22/25	USD	4,289	125
TWD	136,274	CBNA	01/22/25	USD	4,289	126
TWD	140,283	CBNA	01/22/25	USD	4,435	149
TWD	139,072	CBNA	01/22/25	USD	4,401	152
TWD	136,791	CBNA	01/22/25	USD	4,343	164
TWD	275,824	CBNA	01/22/25	USD	8,608	181
TWD	274,221	CBNA	01/22/25	USD	8,603	225
Net Unrealized Appreciation						$4,652,083
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	09/14/26	1,178	EUR	288,536,375	$91,269
Australian 10 Year Treasury Bond Futures	03/17/25	280	AUD	31,605,092	(260,963)
Euro-BTP Futures	03/06/25	165	EUR	19,796,700	(312,482)
Euro-Buxl 30 Year Bond Futures	03/06/25	48	EUR	6,368,640	(365,493)
Japanese Government 10 Year Bond Futures	03/13/25	2	JPY	283,800,000	(7,091)
U.S. Treasury Note 10 Year Futures	03/20/25	59	USD	6,416,250	(103,318)
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	1,080	USD	120,217,500	(1,857,137)
U.S. Treasury Ultra Long Bond Futures	03/20/25	254	USD	30,202,188	(1,170,389)
See accompanying notes to financial statements.
BHFTI-394

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	09/15/25	(1,178)	EUR	(288,801,425)	$(371,057)
Euro-Bobl Futures	03/06/25	(2)	EUR	(235,720)	1,707
Euro-Bund Futures	03/06/25	(163)	EUR	(21,750,720)	381,861
Euro-OAT Futures	03/06/25	(359)	EUR	(44,300,600)	793,467
Euro-Schatz Futures	03/06/25	(351)	EUR	(37,551,735)	90,210
Euro-Short BTP Futures	03/06/25	(312)	EUR	(33,515,040)	30,336
U.S. Treasury Long Bond Futures	03/20/25	(1,520)	USD	(173,042,500)	3,985,453
U.S. Treasury Note 2 Year Futures	03/31/25	(1,189)	USD	(244,469,548)	112,685
U.S. Treasury Note 5 Year Futures	03/31/25	(1,889)	USD	(200,809,556)	1,166,097
Net Unrealized Appreciation					$2,205,155
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.800%	6M EURIBOR	Receive	09/01/25	GSI	(25,800,000)	EUR	(25,800,000)	$(325,147)	$(393,387)	$(68,240)
Call - OTC - 2 Yr. IRS	2.900%	6M EURIBOR	Receive	08/29/25	GSBU	(11,900,000)	EUR	(11,900,000)	(154,666)	(201,994)	(47,328)
Call - OTC - 2 Yr. IRS	2.950%	6M EURIBOR	Receive	09/15/25	CBNA	(19,000,000)	EUR	(19,000,000)	(229,651)	(343,741)	(114,090)
Call - OTC - 2 Yr. IRS	3.150%	6M EURIBOR	Receive	10/06/25	BBP	(22,800,000)	EUR	(22,800,000)	(264,018)	(490,642)	(226,624)
Put - OTC - 2 Yr. IRS	2.800%	6M EURIBOR	Pay	09/01/25	GSI	(25,800,000)	EUR	(25,800,000)	(325,147)	(29,370)	295,777
Put - OTC - 2 Yr. IRS	2.900%	6M EURIBOR	Pay	08/29/25	GSBU	(11,900,000)	EUR	(11,900,000)	(154,667)	(10,436)	144,231
Put - OTC - 2 Yr. IRS	2.950%	6M EURIBOR	Pay	09/15/25	CBNA	(19,000,000)	EUR	(19,000,000)	(229,651)	(20,464)	209,187
Put - OTC - 2 Yr. IRS	3.150%	6M EURIBOR	Pay	10/06/25	BBP	(22,800,000)	EUR	(22,800,000)	(264,018)	(15,141)	248,877
Totals									$(1,946,965)	$(1,505,175)	$441,790

Inflation Capped Options	Initial Index	Exercise Index	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	GSBU	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(104,643)	$277,602
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(3,938,667)	$(17,107)	$(3,921,560)
Pay	12M CPURNSA	Maturity	1.950%	Maturity	06/03/29	USD	8,650,000	(1,227,377)	—	(1,227,377)
Pay	12M CPURNSA	Maturity	1.980%	Maturity	09/19/25	USD	13,200,000	(66,823)	—	(66,823)
Pay	12M CPURNSA	Maturity	2.000%	Maturity	07/25/29	USD	21,500,000	(2,912,827)	3,599	(2,916,426)
Pay	12M CPURNSA	Maturity	2.030%	Maturity	09/23/25	USD	8,100,000	(36,947)	—	(36,947)
Pay	12M CPURNSA	Maturity	2.210%	Maturity	10/07/25	USD	16,538,000	(49,312)	—	(49,312)
Pay	12M CPURNSA	Maturity	2.340%	Maturity	02/05/28	USD	13,090,000	(1,342,093)	28,401	(1,370,494)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(622,737)	(1,136)	(621,601)
Pay	12M CPURNSA	Maturity	2.380%	Maturity	10/15/25	USD	13,700,000	(19,687)	—	(19,687)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(99,488)	—	(99,488)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(15,691)	2,831	(18,522)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	7,040,000	(1,287,642)	(65,195)	(1,222,447)
Pay	12M HICP	Maturity	2.420%	Maturity	05/15/52	EUR	650,000	7,061	—	7,061
Pay	12M HICP	Maturity	2.490%	Maturity	05/15/37	EUR	60,000	703	120	583
See accompanying notes to financial statements.
BHFTI-395

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	$20,037	$512	$19,525
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	48,388	717	47,671
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	72,770	(36,516)	109,286
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	271,981	—	271,981
Pay	12M HICP	Maturity	2.680%	Maturity	10/15/53	EUR	1,100,000	181,795	—	181,795
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	525,100	20,719	504,381
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	295,739	14,422	281,317
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	800,000	154,755	5,914	148,841
Pay	12M SOFR	Annually	3.085%	Annually	02/13/34	USD	36,700,000	(2,732,865)	(251,902)	(2,480,963)
Pay	12M SONIA	Annually	4.250%	Annually	09/18/26	GBP	65,700,000	(82,283)	679,457	(761,740)
Pay	12M UKRPI	Maturity	3.470%	Maturity	09/15/34	GBP	3,000,000	(19,390)	—	(19,390)
Pay	12M UKRPI	Maturity	3.500%	Maturity	08/15/34	GBP	7,200,000	(19,861)	40,810	(60,671)
Pay	3M SOFR	Semi-Annually	2.340%	Semi-Annually	11/21/28	USD	65,930,000	(4,672,655)	—	(4,672,655)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(274,022)	—	(274,022)
Pay	6M EURIBOR	Annually	0.650%	Annually	05/11/27	EUR	3,400,000	(127,101)	—	(127,101)
Pay	6M EURIBOR	Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(109,526)	—	(109,526)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(200,701)	—	(200,701)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(87,112)	—	(87,112)
Pay	6M EURIBOR	Annually	2.500%	Annually	03/19/35	EUR	168,825,000	2,187,822	1,420,395	767,427
Pay	6M EURIBOR	Annually	2.880%	Annually	08/15/32	EUR	21,800,000	872,489	—	872,489
Receive	12M CPURNSA	Maturity	1.800%	Maturity	08/25/27	USD	9,300,000	1,502,158	—	1,502,158
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,903,074	—	1,903,074
Receive	12M CPURNSA	Maturity	2.310%	Maturity	02/24/31	USD	21,200,000	2,358,636	9,783	2,348,853
Receive	12M CPURNSA	Maturity	2.310%	Maturity	02/26/26	USD	10,200,000	1,168,640	—	1,168,640
Receive	12M CPURNSA	Maturity	2.420%	Maturity	03/05/26	USD	13,000,000	1,413,453	—	1,413,453
Receive	12M CPURNSA	Maturity	2.570%	Maturity	08/26/28	USD	1,900,000	133,036	—	133,036
Receive	12M CPURNSA	Maturity	2.650%	Maturity	09/10/28	USD	2,400,000	149,043	—	149,043
Receive	12M CPURNSA	Maturity	2.700%	Maturity	05/25/26	USD	7,090,000	626,465	—	626,465
Receive	12M CPURNSA	Maturity	2.770%	Maturity	05/13/26	USD	11,300,000	974,583	—	974,583
Receive	12M CPURNSA	Maturity	2.810%	Maturity	05/14/26	USD	4,600,000	385,198	—	385,198
Receive	12M ESTR	Annually	3.480%	Annually	02/26/25	EUR	313,300,000	(285,056)	10,511	(295,567)
Receive	12M HICP	Maturity	2.030%	Maturity	09/15/34	EUR	6,700,000	(88,648)	(19,088)	(69,560)
Receive	12M HICP	Maturity	2.050%	Maturity	08/15/34	EUR	9,900,000	(146,140)	(3,756)	(142,384)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	28,638	1,000	27,638
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	9,902	—	9,902
Receive	12M SOFR	Annually	2.870%	Annually	02/13/54	USD	25,800,000	4,770,539	495,734	4,274,805
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	740,034	253,828	486,206
Receive	12M SOFR	Annually	4.250%	Annually	12/20/25	USD	57,690,000	(35,426)	161,044	(196,470)
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	243,012	4,728	238,284
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	62,900	(12,379)	75,279
Receive	3M SOFR	Semi-Annually	2.240%	Semi-Annually	11/21/53	USD	13,560,000	4,583,550	—	4,583,550
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	2,850,980	—	2,850,980
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	2,971,237	—	2,971,237
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	5,176,533	—	5,176,533
Receive	6M EURIBOR	Annually	2.250%	Annually	03/19/55	EUR	48,674,000	(1,101,330)	85,873	(1,187,203)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	41,209	(1,618)	42,827
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	60,824	(4,080)	64,904
Totals								$15,190,877	$2,827,621	$12,363,256
See accompanying notes to financial statements.
BHFTI-396

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M SOFR	Maturity	01/02/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	35,000,000	$(492,924)	$—	$(492,924)
Receive	12M SOFR	Maturity	01/02/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	25,000,000	4,937	—	4,937
Receive	12M SOFR	Maturity	01/16/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	25,000,000	(23,394)	—	(23,394)
Receive	12M SOFR	Maturity	01/16/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	(79,381)	—	(79,381)
Receive	12M SOFR	Maturity	01/16/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	60,000,000	(523,704)	—	(523,704)
Receive	12M SOFR	Maturity	01/16/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	(1,089,106)	—	(1,089,106)
Receive	12M SOFR	Maturity	01/16/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	(127,651)	—	(127,651)
Receive	12M SOFR	Maturity	01/16/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	40,000,000	(470,894)	—	(470,894)
Receive	12M SOFR	Maturity	01/16/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	30,000,000	(709,343)	—	(709,343)
Receive	12M SOFR	Maturity	01/16/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	(775,501)	—	(775,501)
Totals								$(4,286,961)	$—	$(4,286,961)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$4,778,435	Unrealized depreciation on forward foreign currency exchange contracts	$126,352
Interest Rate	OTC swap contracts at market value	4,937	OTC swap contracts at market value	4,291,898
	Unrealized appreciation on centrally cleared swap contracts (a) (b)	34,619,005	Unrealized depreciation on centrally cleared swap contracts (a) (b)	22,255,749
	Unrealized appreciation on futures contracts (b) (c)	6,653,085	Unrealized depreciation on futures contracts (b) (c)	4,447,930
			Written options at value	1,609,818
Total		$46,055,462		$32,731,747

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$159,800	$(159,800)	$—	$—
BNP Paribas SA	859,542	(93)	(850,000)	9,449
Citibank NA	74,959	(74,959)	—	—
Deutsche Bank AG	3,022,190	—	(2,720,000)	302,190
Goldman Sachs Bank USA	860	(860)	—	—
JPMorgan Chase Bank NA	661,084	—	(640,000)	21,084
Morgan Stanley Capital Services LLC	4,937	(4,937)	—	—
	$4,783,372	$(240,649)	$(4,210,000)	$332,723
See accompanying notes to financial statements.
BHFTI-397

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$601,149	$(159,800)	$(441,349)	$—
BNP Paribas SA	93	(93)	—	—
Citibank NA	382,174	(74,959)	—	307,215
Goldman Sachs Bank USA	329,997	(860)	—	329,137
Goldman Sachs International	422,757	—	(422,757)	—
Morgan Stanley Capital Services LLC	4,291,898	(4,937)	(4,286,961)	—
	$6,028,068	$(240,649)	$(5,151,067)	$636,352

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$11,671,193	$11,671,193
Futures contracts	2,622,444	—	2,622,444
Swap contracts	36,596,660	—	36,596,660
Written options	2,020,089	—	2,020,089
	$41,239,193	$11,671,193	$52,910,386

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$7,032,813	$7,032,813
Futures contracts	13,681,167	—	13,681,167
Swap contracts	(46,490,542)	—	(46,490,542)
Written options	1,794,695	—	1,794,695
	$(31,014,680)	$7,032,813	$(23,981,867)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$508,998,528
Futures contracts long	276,944,770
Futures contracts short	(792,500,300)
Swap contracts	1,608,087,373
Written options	(245,589,852)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-398

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,527,344,678	$—	$1,527,344,678
Total Asset-Backed Securities*	—	134,719,406	—	134,719,406
Total Foreign Government*	—	118,554,376	—	118,554,376
Total Mortgage-Backed Securities*	—	22,916,997	—	22,916,997
Total Corporate Bonds & Notes*	—	6,606,621	—	6,606,621
Total Convertible Preferred Stocks*	1,074,879	—	—	1,074,879
Total Short-Term Investments*	—	705,200,000	—	705,200,000
Total Investments	$1,074,879	$2,515,342,078	$—	$2,516,416,957
TBA Forward Sales Commitments (Liability)	$—	$(13,804,636)	$—	$(13,804,636)
Secured Borrowings (Liability)	$—	$(1,347,917,395)	$—	$(1,347,917,395)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,778,435	$—	$4,778,435
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(126,352)	—	(126,352)
Total Forward Contracts	$—	$4,652,083	$—	$4,652,083
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,653,085	$—	$—	$6,653,085
Futures Contracts (Unrealized Depreciation)	(4,447,930)	—	—	(4,447,930)
Total Futures Contracts	$2,205,155	$—	$—	$2,205,155
Total Written Options*	$—	$(1,609,818)	$—	$(1,609,818)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$34,619,005	$—	$34,619,005
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(22,255,749)	—	(22,255,749)
Total Centrally Cleared Swap Contracts	$—	$12,363,256	$—	$12,363,256
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,937	$—	$4,937
OTC Swap Contracts at Value (Liabilities)	—	(4,291,898)	—	(4,291,898)
Total OTC Swap Contracts	$—	$(4,286,961)	$—	$(4,286,961)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$2,803,522,596
Gross unrealized appreciation	3,222,921
Gross unrealized (depreciation)	(277,512,590)
Net unrealized appreciation (depreciation)	$(274,289,669)
See accompanying notes to financial statements.
BHFTI-399

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$1,811,216,957
Repurchase Agreements at value which equals cost	705,200,000
Cash	5,397,702
Cash denominated in foreign currencies (b)	4,191,592
Cash collateral (c)	2,188,000
OTC swap contracts at market value	4,937
Unrealized appreciation on forward foreign currency exchange contracts	4,778,435
Receivable for:
Investments sold	1,242,788,207
TBA securities sold (d)	258,679,199
Premiums on written options	841,547
Fund shares sold	236,414
Interest	7,043,349
Variation margin on futures contracts	1,208,588
Deferred dollar roll income	191,825
Variation margin on centrally cleared swap contracts	814,325
Prepaid expenses	5,573
Total Assets	4,044,786,650
Liabilities
Written options at value (e)	1,609,818
TBA Forward sale commitments, at value	13,804,636
Secured borrowings	1,347,917,395
OTC swap contracts at market value	4,291,898
Cash collateral for forward foreign currency exchange contracts	4,210,000
Unrealized depreciation on forward foreign currency exchange contracts	126,352
Payable for:
Investments purchased	709,352,611
TBA securities purchased (d)	454,266,022
Fund shares redeemed	705,661
Accrued Expenses:
Management fees	620,199
Distribution and service fees	168,372
Deferred trustees’ fees	221,249
Other expenses	85,715
Total Liabilities	2,537,379,928
Net Assets	$1,507,406,722
Net Assets Consist of:
Paid in surplus	$1,760,153,119
Distributable earnings (Accumulated losses)	(252,746,397)
Net Assets	$1,507,406,722
Net Assets
Class A	$714,063,462
Class B	778,762,850
Class E	14,580,410
Capital Shares Outstanding*
Class A	73,331,612
Class B	80,925,559
Class E	1,509,289
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.74
Class B	9.62
Class E	9.66

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $2,013,905,206.
(b)	Identified cost of cash denominated in foreign currencies was $9,119,770.
(c)	Includes collateral of $1,107,000 for futures contracts and $1,081,000 for centrally cleared swap contracts.
(d)	Included within TBA securities sold is $27,871,484 related to TBA forward sale commitments and included within TBA securities purchased is $13,915,508 related to TBA forward sale commitments.
(e)	Premiums received on written options were $2,329,210.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends	$67,500
Interest	77,987,344
Total investment income	78,054,844
Expenses
Management fees	7,897,454
Administration fees	89,206
Custodian and accounting fees	177,161
Distribution and service fees—Class B	2,025,739
Distribution and service fees—Class E	23,824
Interest expense	4,601,035
Audit and tax services	146,149
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	94,988
Insurance	14,664
Miscellaneous	29,624
Total expenses	15,219,648
Less management fee waiver	(153,018)
Net expenses	15,066,630
Net Investment Income	62,988,214
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(55,295,279)
Futures contracts	2,622,444
Written options	2,020,089
Swap contracts	36,596,660
Foreign currency transactions	(1,259,807)
Forward foreign currency transactions	11,671,193
Net realized gain (loss)	(3,644,700)
Net change in unrealized appreciation (depreciation) on:
Investments	2,668,544
Futures contracts	13,681,167
Written options	1,794,695
Swap contracts	(46,490,542)
Foreign currency transactions	316,811
Forward foreign currency transactions	7,032,813
Net change in unrealized appreciation (depreciation)	(20,996,512)
Net realized and unrealized gain (loss)	(24,641,212)
Net Increase (Decrease) in Net Assets From Operations	$38,347,002
See accompanying notes to financial statements.
BHFTI-400

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$62,988,214	$68,822,530
Net realized gain (loss)	(3,644,700)	(101,710,402)
Net change in unrealized appreciation (depreciation)	(20,996,512)	94,778,685
Increase (decrease) in net assets from operations	38,347,002	61,890,813
From Distributions to Shareholders
Class A	0	(20,701,262)
Class B	0	(17,510,798)
Class E	0	(416,535)
From return of capital
Class A	0	(159,162)
Class B	0	(134,632)
Class E	0	(3,203)
Total distributions	0	(38,925,592)
Increase (decrease) in net assets from capital share transactions	(208,415,868)	(159,074,721)
Total increase (decrease) in net assets	(170,068,866)	(136,109,500)
Net Assets
Beginning of period	1,677,475,588	1,813,585,088
End of period	$1,507,406,722	$1,677,475,588

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,890,582	$18,105,259	2,878,404	$27,064,565
Reinvestments	0	0	2,245,471	20,860,424
Redemptions	(16,698,403)	(161,343,342)	(17,219,373)	(162,162,172)
Net increase (decrease)	(14,807,821)	$(143,238,083)	(12,095,498)	$(114,237,183)
Class B
Sales	4,646,463	$44,222,266	5,140,711	$47,732,886
Reinvestments	0	0	1,913,821	17,645,430
Redemptions	(11,051,391)	(106,180,439)	(11,559,498)	(107,274,660)
Net increase (decrease)	(6,404,928)	$(61,958,173)	(4,504,966)	$(41,896,344)
Class E
Sales	86,893	$832,558	107,702	$1,007,384
Reinvestments	0	0	45,426	419,738
Redemptions	(423,671)	(4,052,170)	(467,865)	(4,368,316)
Net increase (decrease)	(336,778)	$(3,219,612)	(314,737)	$(2,941,194)
Increase (decrease) derived from capital shares transactions		$(208,415,868)		$(159,074,721)
See accompanying notes to financial statements.
BHFTI-401

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.50	$9.38	$11.35	$10.85	$10.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.39	0.38	0.76	0.54	0.13
Net realized and unrealized gain (loss)	(0.15)	(0.03)	(2.05)	0.06	1.02
Total income (loss) from investment operations	0.24	0.35	(1.29)	0.60	1.15
Less Distributions
Distributions from net investment income	0.00	(0.23)	(0.68)	(0.10)	(0.32)
Distributions from return of capital	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	(0.23)	(0.68)	(0.10)	(0.32)
Net Asset Value, End of Period	$9.74	$9.50	$9.38	$11.35	$10.85
Total Return (%) (c)	2.53	3.74	(11.60)	5.61	11.74 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	0.68	0.77	0.53	0.78
Gross ratio of expenses to average net assets excluding interest expense (%)	0.53	0.52	0.52	0.51	0.51
Net ratio of expenses to average net assets (%) (e) (f)	0.80	0.67	0.75	0.52	0.76
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.52	0.52	0.51	0.49	0.50
Ratio of net investment income (loss) to average net assets (%)	4.01	4.05	7.44	4.93	1.22
Portfolio turnover rate (%)	228 (g)	120 (g)	65 (g)	129 (g)	209 (g)
Net assets, end of period (in millions)	$714.1	$837.7	$940.2	$1,258.3	$1,219.8

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.42	$9.29	$11.25	$10.75	$9.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.36	0.35	0.73	0.51	0.10
Net realized and unrealized gain (loss)	(0.16)	(0.02)	(2.04)	0.07	1.02
Total income (loss) from investment operations	0.20	0.33	(1.31)	0.58	1.12
Less Distributions
Distributions from net investment income	0.00	(0.20)	(0.65)	(0.08)	(0.30)
Distributions from return of capital	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	(0.20)	(0.65)	(0.08)	(0.30)
Net Asset Value, End of Period	$9.62	$9.42	$9.29	$11.25	$10.75
Total Return (%) (c)	2.12	3.59	(11.88)	5.42	11.43 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	0.93	1.02	0.78	1.03
Gross ratio of expenses to average net assets excluding interest expense (%)	0.78	0.77	0.77	0.76	0.76
Net ratio of expenses to average net assets (%) (e) (f)	1.05	0.92	1.00	0.77	1.01
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.77	0.77	0.76	0.74	0.75
Ratio of net investment income (loss) to average net assets (%)	3.76	3.81	7.20	4.69	0.98
Portfolio turnover rate (%)	228 (g)	120 (g)	65 (g)	129 (g)	209 (g)
Net assets, end of period (in millions)	$778.8	$822.3	$853.3	$1,111.1	$1,036.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-402

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.44	$9.32	$11.28	$10.78	$9.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.37	0.36	0.74	0.52	0.11
Net realized and unrealized gain (loss)	(0.15)	(0.03)	(2.03)	0.07	1.02
Total income (loss) from investment operations	0.22	0.33	(1.29)	0.59	1.13
Less Distributions
Distributions from net investment income	0.00	(0.21)	(0.67)	(0.09)	(0.31)
Distributions from return of capital	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	(0.21)	(0.67)	(0.09)	(0.31)
Net Asset Value, End of Period	$9.66	$9.44	$9.32	$11.28	$10.78
Total Return (%) (c)	2.33	3.59	(11.73)	5.49	11.52 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	0.83	0.92	0.68	0.93
Gross ratio of expenses to average net assets excluding interest expense (%)	0.68	0.67	0.67	0.66	0.66
Net ratio of expenses to average net assets (%) (e) (f)	0.95	0.82	0.90	0.67	0.91
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.67	0.67	0.66	0.64	0.65
Ratio of net investment income (loss) to average net assets (%)	3.84	3.91	7.30	4.74	1.06
Portfolio turnover rate (%)	228 (g)	120 (g)	65 (g)	129 (g)	209 (g)
Net assets, end of period (in millions)	$14.6	$17.4	$20.1	$24.1	$23.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for each of the years ended December 31, 2024 through 2020 (see Note 6 of the Notes to
Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 23%, 28%, 23%, 36%, and 30% for the years ended December 31, 2024,
2023, 2022, 2021, and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-403

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—68.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 49.7%
Federal Home Loan Mortgage Corp.
2.500%, 12/01/32	6,178,345	$5,866,946
3.500%, 12/01/26	6,456	6,405
3.500%, 05/01/32	61,027	59,146
3.500%, 07/01/33	167,906	162,020
3.500%, 08/01/33	4,621	4,456
3.500%, 09/01/33	191,987	185,085
3.500%, 11/01/33	413,677	398,645
3.500%, 01/01/34	44,963	43,305
3.500%, 02/01/34	71,453	68,613
3.500%, 04/01/34	741,434	706,031
3.500%, 05/01/34	293,701	279,680
3.500%, 10/01/34	62,229	59,257
3.500%, 11/01/34	27,528	26,212
3.500%, 03/01/35	103,408	98,272
3.500%, 09/01/52	299,999	265,489
4.000%, 06/01/30	12,673	12,451
4.000%, 09/01/30	72,736	71,490
4.000%, 10/01/30	3,933	3,867
4.000%, 11/01/33	61,524	61,308
4.000%, 12/01/40	133,434	126,060
4.000%, 10/01/52	2,330,065	2,137,563
4.500%, 04/01/34	4,852	4,693
4.500%, 06/01/35	15,588	15,080
4.500%, 04/01/41	38,274	37,156
5.000%, 10/01/52	349,947	340,557
5.000%, 05/01/53	6,187,844	5,980,038
5.000%, 06/01/53	7,546,974	7,375,800
5.000%, 09/01/53	733,858	714,440
5.000%, 08/01/54	294,431	284,270
5.500%, 01/01/33	322	329
5.500%, 05/01/33	444	443
5.500%, 08/01/33	431	436
5.500%, 10/01/33	1,206	1,236
5.500%, 01/01/34	640	645
5.500%, 09/01/34	10,770	10,741
5.500%, 01/01/35	8,108	8,181
5.500%, 07/01/35	479	483
5.500%, 10/01/35	7,779	7,869
5.500%, 11/01/35	21,517	21,883
5.500%, 12/01/35	12,476	12,640
5.500%, 01/01/36	10,401	10,538
5.500%, 04/01/36	5,421	5,492
5.500%, 06/01/36	416,086	420,679
5.500%, 07/01/36	8,772	8,887
5.500%, 08/01/36	11,067	11,118
5.500%, 10/01/36	1,465	1,477
5.500%, 12/01/36	61,936	62,685
5.500%, 02/01/37	5,944	6,018
5.500%, 03/01/37	4,334	4,375
5.500%, 04/01/37	22,698	22,798
5.500%, 06/01/37	29,403	29,591
5.500%, 07/01/37	51,323	51,723
5.500%, 08/01/37	19,322	19,497
5.500%, 09/01/37	3,615	3,644
5.500%, 10/01/37	2,900	2,920
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 11/01/37	63,375	$63,883
5.500%, 12/01/37	4,263	4,287
5.500%, 01/01/38	21,526	21,669
5.500%, 02/01/38	54,532	54,892
5.500%, 03/01/38	25,967	26,109
5.500%, 04/01/38	41,376	41,728
5.500%, 05/01/38	32,789	32,868
5.500%, 06/01/38	87,948	88,458
5.500%, 07/01/38	108,768	109,459
5.500%, 08/01/38	284,509	286,686
5.500%, 09/01/38	74,768	75,207
5.500%, 10/01/38	2,219,808	2,233,017
5.500%, 11/01/38	968,491	974,445
5.500%, 12/01/38	4,693	4,720
5.500%, 01/01/39	190,571	191,846
5.500%, 02/01/39	46,086	46,351
5.500%, 03/01/39	20,219	20,348
5.500%, 06/01/39	707,736	711,943
5.500%, 09/01/39	9,365	9,408
5.500%, 02/01/40	22,105	22,234
5.500%, 03/01/40	3,455	3,475
5.500%, 05/01/40	724	728
5.500%, 08/01/40	23,319	23,453
5.500%, 02/01/54	33,033	32,609
5.500%, 03/01/54	2,146,556	2,118,997
5.927%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,410	4,465
6.000%, 10/01/53	10,441,881	10,508,345
6.000%, 11/01/53	883,716	888,076
6.000%, 12/01/53	17,889,672	17,983,418
6.000%, 01/01/54	2,922,456	2,937,172
6.000%, 02/01/54	3,691,087	3,709,297
6.000%, 07/01/54	22,067,331	22,203,308
6.000%, 08/01/54	3,840,044	3,858,990
6.032%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	5,142	5,208
6.043%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	3,013	3,068
6.054%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	8,823	9,052
6.216%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	8,877	9,112
6.238%, 1Y H15 + 2.108%, 02/01/35 (a)	13,903	14,295
6.386%, 1Y H15 + 2.250%, 01/01/35 (a)	25,580	26,406
6.437%, 1Y H15 + 2.250%, 11/01/34 (a)	15,149	15,638
6.481%, 1Y H15 + 2.250%, 02/01/35 (a)	12,331	12,734
6.525%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	2,066	2,085
6.670%, 1Y H15 + 2.250%, 11/01/31 (a)	3,805	3,876
6.766%, 1Y H15 + 2.250%, 08/01/35 (a)	54,025	55,835
6.932%, 1Y H15 + 2.107%, 10/01/34 (a)	8,093	8,393
6.973%, 1Y H15 + 2.250%, 06/01/35 (a)	125,363	129,668
7.020%, 1Y RFUCCT + 1.891%, 11/01/34 (a)	6,934	7,049
7.068%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	38,056	38,955
7.144%, 1Y H15 + 2.179%, 09/01/35 (a)	31,309	32,196
7.400%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	2,221	2,267
7.430%, 1Y H15 + 2.436%, 01/01/29 (a)	23,697	23,802
7.711%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	25,295	25,484
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	7,340,533	6,718,401
4.902%, SOFR30A + 0.304%, 10/15/43 (a)	3,442,956	3,352,704
See accompanying notes to financial statements.
BHFTI-404

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.962%, SOFR30A + 0.364%, 07/15/34 (a)	2,259	$2,247
5.869%, SOFR30A + 1.300%, 05/25/54 (a)	5,685,009	5,622,077
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.025%, 12M MTA + 1.200%, 10/25/44 (a)	258,517	235,366
6.025%, 12M MTA + 1.200%, 02/25/45 (a)	23,363	22,429
6.225%, 12M MTA + 1.400%, 07/25/44 (a)	1,193,781	1,145,582
Federal National Mortgage Association
3.000%, 09/01/28	88,171	85,841
3.000%, 06/01/30	2,835,275	2,740,838
3.000%, 08/01/49	2,129,431	1,813,420
3.500%, 02/01/25	1,885	1,879
3.500%, 04/01/25	828	823
3.500%, 10/01/26	14,904	14,752
3.500%, 12/01/26	44,171	43,640
3.500%, 04/01/27	11,681	11,557
3.500%, 12/01/28	119,263	116,501
3.500%, 03/01/29	87,668	86,025
3.500%, 07/01/29	18,484	18,020
3.500%, 12/01/31	29,935	29,281
3.500%, 05/01/32	129,659	125,666
3.500%, 06/01/32	220,669	213,803
3.500%, 05/01/33	117,336	113,021
3.500%, 06/01/33	153,326	147,963
3.500%, 08/01/33	95,936	92,517
3.500%, 09/01/33	454,069	437,642
3.500%, 10/01/33	232,700	222,454
3.500%, 05/01/34	4,115,819	3,919,353
3.500%, 07/01/34	201,358	191,743
3.500%, 09/01/34	486,676	463,668
3.500%, 02/01/35	28,082	26,706
3.500%, 03/01/35	61,236	59,047
3.500%, 05/01/35	1,987,202	1,913,528
3.500%, 04/01/40	237,898	222,170
3.500%, 05/01/40	3,601,728	3,333,137
4.000%, 02/01/25	814	812
4.000%, 06/01/25	1,413	1,407
4.000%, 08/01/25	1,069	1,063
4.000%, 02/01/26	4,156	4,129
4.000%, 03/01/26	884	879
4.000%, 06/01/26	1,906	1,894
4.000%, 04/01/29	7,102	6,995
4.000%, 05/01/29	20,218	19,921
4.000%, 03/01/30	13,895	13,655
4.000%, 05/01/30	22,890	22,488
4.000%, 08/01/30	18,919	18,590
4.000%, 09/01/30	17,135	16,834
4.000%, 10/01/30	577	567
4.000%, 11/01/30	68,734	67,454
4.000%, 12/01/30	9,779	9,594
4.000%, 06/01/31	1,229	1,202
4.000%, 09/01/31	35,721	34,947
4.000%, 11/01/33	27,799	27,184
4.000%, 05/01/34	42,034	40,470
4.000%, 05/01/35	16,540	15,653
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 01/01/41	22,984	$21,685
4.000%, 12/01/43	141,037	132,367
4.000%, 06/01/52	416,934	385,972
4.000%, 10/01/52	1,501,190	1,387,138
4.300%, 11/01/29	1,300,000	1,275,667
4.500%, 02/01/25	356	355
4.500%, 03/01/25	1,170	1,167
4.500%, 04/01/25	1,256	1,253
4.500%, 05/01/25	2,468	2,460
4.500%, 06/01/25	301	301
4.500%, 07/01/25	44,880	44,830
4.500%, 08/01/25	637	635
4.500%, 09/01/25	1,269	1,264
4.500%, 11/01/25	2,973	2,962
4.500%, 04/01/26	367	367
4.500%, 01/01/27	121	121
4.500%, 04/01/31	6,438	6,389
4.500%, 04/01/39	10,613	10,289
4.500%, 05/01/39	20,409	19,786
4.500%, 12/01/39	3,765	3,650
4.500%, 05/01/40	7,803	7,565
4.500%, 09/01/40	8,458	8,200
4.500%, 12/01/40	29,302	28,408
4.500%, 07/01/41	5,710	5,451
4.500%, 09/01/41	145,962	139,749
4.500%, 03/01/42	18,770	18,059
4.500%, 07/01/42	87,610	83,240
4.500%, 05/01/53	4,864,526	4,586,299
5.000%, 04/01/33	16,094	16,006
5.000%, 07/01/33	26,246	26,057
5.000%, 08/01/33	505	503
5.000%, 09/01/33	469	467
5.000%, 10/01/33	4,751	4,730
5.000%, 11/01/33	119	118
5.000%, 01/01/34	11,168	11,208
5.000%, 04/01/34	31,592	31,652
5.000%, 06/01/34	556	558
5.000%, 12/01/34	11,232	11,137
5.000%, 01/01/35	13,745	13,634
5.000%, 04/01/35	13	13
5.000%, 07/01/35	15,777	15,744
5.000%, 01/01/38	38,492	38,321
5.000%, 04/01/39	7,113	7,087
5.000%, 10/01/39	1,488	1,464
5.000%, 11/01/39	5,233	5,215
5.000%, 06/01/40	9,518	9,484
5.000%, 11/01/42	34,323	34,201
5.000%, 04/01/53	50,312,689	48,578,271
5.000%, 06/01/53	819,468	797,805
5.000%, 07/01/53	9,156,595	8,875,613
5.185%, ECOFC + 1.931%, 12/01/36 (a)	8,437	8,379
5.500%, 12/01/28	1,962	1,980
5.500%, 06/01/33	12,641	12,725
5.500%, 07/01/33	3,219	3,240
5.500%, 09/01/33	67,709	68,201
See accompanying notes to financial statements.
BHFTI-405

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 11/01/33	80,517	$81,070
5.500%, 12/01/33	369	370
5.500%, 04/01/34	616	620
5.500%, 07/01/34	4,246	4,275
5.500%, 08/01/34	72,594	73,272
5.500%, 09/01/34	1,135	1,143
5.500%, 11/01/34	84,153	84,729
5.500%, 12/01/34	206,394	208,150
5.500%, 01/01/35	74,483	75,085
5.500%, 02/01/35	95,555	96,436
5.500%, 03/01/35	189,219	191,203
5.500%, 04/01/35	23,155	23,429
5.500%, 05/01/35	33,698	34,054
5.500%, 06/01/35	57,352	57,992
5.500%, 08/01/35	44,401	44,876
5.500%, 09/01/35	539,327	545,450
5.500%, 10/01/35	54,334	54,973
5.500%, 12/01/35	284,192	287,508
5.500%, 01/01/36	74,845	75,726
5.500%, 03/01/36	60,845	61,561
5.500%, 05/01/36	504	510
5.500%, 07/01/36	270,063	272,577
5.500%, 09/01/36	32,183	32,417
5.500%, 11/01/36	18,317	18,540
5.500%, 12/01/36	1,116	1,116
5.500%, 02/01/37	325	329
5.500%, 05/01/37	7,192	7,226
5.500%, 08/01/37	247,079	249,986
5.500%, 01/01/38	2,251	2,262
5.500%, 02/01/38	72,719	73,204
5.500%, 03/01/38	339,945	341,556
5.500%, 05/01/38	527,153	529,868
5.500%, 06/01/38	18,652	18,736
5.500%, 09/01/38	17,069	17,145
5.500%, 10/01/38	165,429	167,376
5.500%, 11/01/38	45,564	45,793
5.500%, 01/01/39	13,669	13,736
5.500%, 07/01/39	5,308	5,304
5.500%, 11/01/39	591,740	594,353
5.500%, 02/01/40	123,522	124,069
5.500%, 06/01/40	46,981	47,027
5.500%, 09/01/40	83,774	84,402
5.500%, 07/01/41	981,353	985,685
5.500%, 02/01/49	48,064	48,145
5.500%, 07/01/53	971,814	960,562
5.500%, 08/01/53	3,023,738	2,988,729
5.500%, 09/01/53	455,998	450,195
5.500%, 10/01/53	491,363	485,153
5.500%, 02/01/54	2,217,185	2,188,721
5.661%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	227,691	228,385
5.841%, ECOFC + 1.733%, 09/01/34 (a)	2,183	2,173
5.915%, 1Y RFUCCT + 1.540%, 01/01/35 (a)	11,641	11,985
5.939%, 1Y RFUCCT + 1.564%, 01/01/35 (a)	10,147	10,397
5.942%, 1Y RFUCCT + 1.566%, 01/01/35 (a)	6,525	6,693
5.952%, 1Y RFUCCT + 1.620%, 02/01/35 (a)	5,573	5,751
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.960%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	54,230	$54,233
6.000%, 12/01/28	5,268	5,360
6.000%, 01/01/29	2,649	2,724
6.000%, 02/01/29	14	14
6.000%, 04/01/29	507	516
6.000%, 06/01/29	606	623
6.000%, 11/01/32	28,461	28,627
6.000%, 12/01/32	29,533	30,103
6.000%, 03/01/33	4,071	4,179
6.000%, 05/01/33	4,079	4,187
6.000%, 07/01/33	4,168	4,276
6.000%, 01/01/34	292	299
6.000%, 09/01/34	2,913	2,961
6.000%, 11/01/34	2,343	2,375
6.000%, 04/01/35	191,749	195,904
6.000%, 05/01/35	4,484	4,619
6.000%, 06/01/35	180	180
6.000%, 07/01/35	11,659	11,810
6.000%, 09/01/35	1,868	1,931
6.000%, 11/01/35	107,453	109,321
6.000%, 12/01/35	7,533	7,682
6.000%, 04/01/36	1,023	1,044
6.000%, 05/01/36	21,987	22,677
6.000%, 06/01/36	1,094	1,117
6.000%, 07/01/36	3,592	3,637
6.000%, 08/01/36	448,463	464,942
6.000%, 09/01/36	57,059	58,838
6.000%, 10/01/36	3,383	3,453
6.000%, 11/01/36	8,308	8,545
6.000%, 12/01/36	4,190	4,261
6.000%, 01/01/37	52,668	54,066
6.000%, 02/01/37	121,294	125,747
6.000%, 04/01/37	29,734	30,540
6.000%, 05/01/37	15,708	15,955
6.000%, 07/01/37	7,426	7,699
6.000%, 08/01/37	7,968	8,257
6.000%, 11/01/37	13,559	14,023
6.000%, 02/01/38	122,467	126,881
6.000%, 03/01/38	2,626	2,696
6.000%, 08/01/38	3,311	3,385
6.000%, 09/01/38	252,267	261,171
6.000%, 10/01/38	19,444	20,125
6.000%, 01/01/39	19,832	20,563
6.000%, 04/01/39	121,431	125,705
6.000%, 07/01/39	24,886	25,722
6.000%, 08/01/39	116,767	119,412
6.000%, 05/01/49	882,312	904,031
6.000%, 11/01/53	11,136,106	11,193,461
6.013%, 1Y RFUCCT + 1.631%, 01/01/35 (a)	4,143	4,180
6.025%, 1Y H15 + 1.900%, 02/01/31 (a)	71,544	71,900
6.060%, 1Y RFUCCT + 1.359%, 03/01/35 (a)	8,611	8,670
6.097%, 1Y RFUCCT + 1.654%, 12/01/34 (a)	6,374	6,445
6.128%, 12M MTA + 1.200%, 08/01/41 (a)	33,320	33,276
6.128%, 12M MTA + 1.200%, 07/01/42 (a)	74,980	75,606
6.128%, 12M MTA + 1.200%, 08/01/42 (a)	83,779	84,306
See accompanying notes to financial statements.
BHFTI-406

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.128%, 12M MTA + 1.200%, 10/01/44 (a)	69,473	$70,110
6.163%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,552	4,535
6.177%, 12M MTA + 1.250%, 09/01/41 (a)	195,432	196,668
6.319%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,157	1,168
6.341%, 1Y H15 + 2.192%, 02/01/35 (a)	15,036	15,541
6.350%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,649	1,657
6.518%, 6M RFUCCT + 1.412%, 06/01/33 (a)	4,857	4,914
6.538%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	17,232	17,761
6.572%, 1Y H15 + 2.048%, 07/01/33 (a)	1,853	1,885
6.576%, 1Y RFUCCT + 1.653%, 05/01/35 (a)	12,088	12,493
6.634%, 1Y H15 + 2.095%, 10/01/35 (a)	40,047	41,146
6.647%, 12M MTA + 1.717%, 11/01/35 (a)	49,415	50,463
6.740%, 6M RFUCCT + 1.510%, 01/01/35 (a)	24,302	24,605
6.748%, 6M RFUCCT + 1.373%, 09/01/35 (a)	99,373	98,786
6.751%, 1Y H15 + 2.067%, 10/01/28 (a)	28,174	28,270
6.837%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	12,671	13,116
6.854%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	3,823	3,865
6.945%, 1Y H15 + 2.215%, 09/01/31 (a)	9,332	9,400
7.019%, 1Y H15 + 2.360%, 11/01/34 (a)	301,748	313,358
7.026%, 1Y H15 + 2.143%, 11/01/35 (a)	72,728	75,260
7.056%, 1Y H15 + 2.305%, 04/01/34 (a)	990	1,025
7.133%, 1Y RFUCCT + 1.666%, 09/01/32 (a)	33,551	34,221
7.149%, 1Y H15 + 2.313%, 05/01/35 (a)	50,198	52,060
7.278%, 1Y H15 + 2.153%, 07/01/32 (a)	10,562	10,762
7.348%, 1Y H15 + 2.223%, 08/01/35 (a)	55,076	57,140
7.355%, 6M RFUCCT + 1.605%, 08/01/36 (a)	13,194	13,229
7.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	181,743	182,496
7.435%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	141,721	143,690
7.522%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	90,061	92,605
8.000%, 10/01/25	21	21
Federal National Mortgage Association REMICS
5.063%, SOFR30A + 0.494%, 11/25/42 (a)	1,374,573	1,357,449
5.115%, SOFR30A + 0.514%, 09/18/31 (a)	10,034	10,028
5.583%, SOFR30A + 1.014%, 04/25/32 (a)	5,213	5,232
6.706%, 05/25/35 (a)	146,326	149,939
Federal National Mortgage Association-ACES
2.242%, 01/25/31 (a) (b)	20,647,600	1,309,215
Government National Mortgage Association
3.000%, 11/15/49	1,733,647	1,508,910
3.750%, 1Y H15 + 1.500%, 11/20/27 (a)	2,051	2,040
3.750%, 1Y H15 + 1.500%, 10/20/28 (a)	198	197
3.750%, 1Y H15 + 1.500%, 10/20/29 (a)	1,088	1,082
3.750%, 1Y H15 + 1.500%, 11/20/30 (a)	2,382	2,370
4.000%, 03/15/52	8,890,987	8,239,890
4.250%, 1Y H15 + 2.000%, 10/20/31 (a)	3,032	3,059
4.500%, 12/20/49	9,568	9,169
4.500%, 1Y H15 + 1.500%, 11/20/26 (a)	1,140	1,137
4.500%, 1Y H15 + 1.500%, 10/20/30 (a)	579	581
4.625%, 1Y H15 + 1.500%, 02/20/26 (a)	523	519
4.625%, 1Y H15 + 1.500%, 01/20/27 (a)	327	324
4.625%, 1Y H15 + 1.500%, 08/20/27 (a)	3,912	3,889
4.625%, 1Y H15 + 1.500%, 09/20/27 (a)	19,744	19,826
4.625%, 1Y H15 + 1.500%, 02/20/28 (a)	1,112	1,107
4.625%, 1Y H15 + 1.500%, 03/20/28 (a)	1,852	1,841
4.625%, 1Y H15 + 1.500%, 07/20/29 (a)	1,565	1,564
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.625%, 1Y H15 + 1.500%, 08/20/29 (a)	1,745	$1,746
4.625%, 1Y H15 + 1.500%, 09/20/29 (a)	2,673	2,660
4.625%, 1Y H15 + 1.500%, 01/20/30 (a)	6,077	6,080
4.625%, 1Y H15 + 1.500%, 08/20/31 (a)	502	503
4.625%, 1Y H15 + 1.500%, 03/20/32 (a)	100	100
4.625%, 1Y H15 + 1.500%, 03/20/33 (a)	928	936
4.625%, 1Y H15 + 1.500%, 09/20/33 (a)	12,668	12,742
4.875%, 1Y H15 + 1.500%, 05/20/26 (a)	796	792
4.875%, 1Y H15 + 1.500%, 06/20/27 (a)	622	621
4.875%, 1Y H15 + 1.500%, 05/20/28 (a)	890	892
4.875%, 1Y H15 + 1.500%, 05/20/29 (a)	1,611	1,603
4.875%, 1Y H15 + 1.500%, 06/20/30 (a)	1,898	1,891
4.875%, 1Y H15 + 1.500%, 04/20/31 (a)	2,325	2,310
4.875%, 1Y H15 + 1.500%, 04/20/32 (a)	1,703	1,697
4.875%, 1Y H15 + 1.500%, 05/20/32 (a)	3,316	3,299
5.000%, 10/15/33	2,064	2,062
5.000%, 12/15/33	6,875	6,910
5.000%, 05/15/34	1,969	1,964
5.000%, 07/15/34	411	409
5.000%, 11/15/35	1,178	1,176
5.000%, 03/15/36	597	597
5.000%, 10/15/38	179,281	179,358
5.000%, 02/15/39	28,286	28,203
5.000%, 03/15/39	42,374	42,342
5.000%, 04/15/39	218,167	218,285
5.000%, 05/15/39	802,705	800,571
5.000%, 06/15/39	224,549	223,288
5.000%, 09/15/39	124,342	124,680
5.000%, 05/15/40	8,265	8,214
5.000%, 09/15/40	90,258	89,931
5.000%, 12/15/40	6,832	6,819
5.000%, 09/15/47	17,262	16,803
5.000%, 03/15/48	1,364,856	1,327,337
5.000%, 04/15/48	1,451,368	1,410,843
5.000%, 01/15/49	1,831,333	1,812,185
5.000%, 05/15/49	281,958	276,425
5.000%, 06/20/49	46,384	45,579
5.000%, 07/20/49	102,270	100,780
5.000%, 06/15/50	388,211	378,511
5.000%, 04/15/52	6,733,566	6,541,907
5.000%, 1Y H15 + 1.500%, 04/20/30 (a)	2,709	2,701
5.000%, 1Y H15 + 1.500%, 05/20/30 (a)	5,267	5,252
7.500%, 01/15/26	112	112
Government National Mortgage Association REMICS
5.105%, SOFR30A + 0.500%, 01/20/72 (a)	3,900,032	3,832,841
5.107%, 1M TSFR + 0.454%, 12/20/62 (a)	30,051	29,940
5.367%, 1M TSFR + 0.714%, 08/20/65 (a)	1,131,515	1,128,117
5.367%, 1M TSFR + 0.714%, 10/20/65 (a)	1,415,349	1,415,310
5.405%, SOFR30A + 0.800%, 01/20/73 (a)	7,193,112	7,218,419
5.417%, 1M TSFR + 0.764%, 06/20/66 (a)	367,548	367,776
5.485%, SOFR30A + 0.880%, 03/20/73 (a)	7,750,306	7,805,545
5.505%, SOFR30A + 0.900%, 01/20/73 (a)	12,295,576	12,254,318
5.505%, SOFR30A + 0.900%, 12/20/73 (a)	15,761,840	15,923,541
5.617%, 1M TSFR + 0.964%, 09/20/66 (a)	3,038,531	3,039,324
5.625%, SOFR30A + 1.020%, 12/20/72 (a)	4,971,502	5,042,834
See accompanying notes to financial statements.
BHFTI-407

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
5.767%, 1M TSFR + 1.114%, 12/20/65 (a)	9,035,293	$9,053,158
5.767%, 1M TSFR + 1.114%, 01/20/67 (a)	3,970,676	3,980,067
6.111%, 12M TSFR + 1.515%, 09/20/67 (a)	4,312,688	4,355,893
7.755%, 09/20/66 (a)	4,294,583	4,374,674
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	6,876,641
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (c)	3,000,000	2,443,125
3.000%, TBA (c)	466,850,000	396,494,249
3.500%, TBA (c)	234,000,000	206,916,964
4.000%, TBA (c)	195,300,000	178,521,951
4.500%, TBA (c)	134,900,000	126,784,320
5.000%, TBA (c)	115,900,000	111,821,254
5.500%, TBA (c)	401,100,000	395,533,818
6.000%, TBA (c)	61,500,000	61,730,625
		1,818,680,384
U.S. Treasury — 19.1%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	38,621,602
1.375%, 08/15/50	34,100,000	16,627,847
1.875%, 02/15/41 (d)	16,800,000	11,254,502
2.250%, 08/15/49 (d)	10,200,000	6,315,190
2.750%, 08/15/42	39,000,000	29,300,067
2.750%, 11/15/42 (d) (e)	2,800,000	2,092,559
2.875%, 05/15/43	83,700,000	63,395,663
2.875%, 08/15/45 (d) (e)	3,100,000	2,286,459
2.875%, 05/15/49 (d)	7,600,000	5,387,417
3.000%, 02/15/49	16,500,000	12,004,437
3.125%, 08/15/44	116,300,000	90,321,222
3.125%, 05/15/48 (d)	1,800,000	1,348,317
3.250%, 05/15/42	28,700,000	23,344,288
3.375%, 05/15/44	18,000,000	14,588,408
3.375%, 11/15/48 (d) (e)	1,100,000	859,129
3.875%, 02/15/43	14,400,000	12,705,518
4.250%, 05/15/39 (d)	9,600,000	9,105,447
4.250%, 08/15/54	11,300,000	10,319,169
4.375%, 11/15/39	57,100,000	54,726,457
4.375%, 08/15/43	15,400,000	14,490,206
4.500%, 08/15/39	15,100,000	14,697,862
4.500%, 11/15/54	5,100,000	4,862,483
4.625%, 02/15/40	12,800,000	12,600,973
4.625%, 05/15/44	1,700,000	1,648,078
4.625%, 05/15/54	17,000,000	16,517,162
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (f)	29,097,840	16,000,709
0.125%, 02/15/52 (f)	3,855,294	2,088,898
0.250%, 02/15/50 (f)	11,418,261	6,653,729
0.625%, 02/15/43 (f)	1,647,516	1,206,191
0.750%, 02/15/45 (f)	23,994,055	17,375,509
0.875%, 02/15/47 (f)	7,061,202	5,105,013
1.000%, 02/15/46 (f)	2,531,142	1,905,321
1.000%, 02/15/49 (f)	2,759,680	2,009,845
1.375%, 02/15/44 (f)	7,042,828	5,857,300
1.500%, 02/15/53 (f)	2,973,292	2,380,446
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Bonds
2.125%, 02/15/54 (f)	10,696,504	$9,899,393
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (f) (g)	4,409,921	4,358,951
0.125%, 07/15/31 (f) (g) (h)	14,014,868	12,335,946
0.125%, 01/15/32 (f) (g)	18,788,715	16,285,431
0.375%, 07/15/25 (f) (g) (h)	32,843,906	32,645,494
0.625%, 07/15/32 (f)	10,320,800	9,223,299
1.250%, 04/15/28 (f) (g) (h)	24,519,755	23,889,171
1.750%, 01/15/34 (f)	1,540,320	1,476,672
1.875%, 07/15/34 (f)	3,319,668	3,216,742
U.S. Treasury Notes
3.875%, 08/15/34	50,700,000	47,938,790
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/42	21,300,000	8,946,901
		700,220,213
Total U.S. Treasury & Government Agencies (Cost $2,712,923,137)		2,518,900,597

Corporate Bonds & Notes—41.0%
Aerospace/Defense — 0.5%
Boeing Co.
2.750%, 02/01/26	12,000,000	11,706,523
6.259%, 05/01/27	2,600,000	2,661,840
6.298%, 05/01/29	300,000	310,970
6.388%, 05/01/31	200,000	209,104
6.528%, 05/01/34	200,000	209,522
6.858%, 05/01/54	300,000	318,854
7.008%, 05/01/64	200,000	212,225
Spirit AeroSystems, Inc.
4.600%, 06/15/28	1,600,000	1,517,217
		17,146,255
Agriculture — 0.6%
BAT International Finance PLC
5.931%, 02/02/29	8,300,000	8,545,552
Imperial Brands Finance PLC
3.875%, 07/26/29 (144A)	12,800,000	12,094,247
		20,639,799
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	900,640	833,182
American Airlines Pass-Through Trust
3.600%, 03/22/29	895,970	865,399
3.700%, 04/01/28	2,268,285	2,205,235
British Airways Pass-Through Trust
4.125%, 03/20/33 (144A) †	1,071,674	1,006,100
U.S. Airways Pass-Through Trust
3.950%, 05/15/27	402,604	398,548
United Airlines Pass-Through Trust
2.875%, 04/07/30	3,225,160	3,012,159
3.450%, 01/07/30	1,828,859	1,715,925
See accompanying notes to financial statements.
BHFTI-408

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines Pass-Through Trust
5.875%, 04/15/29	5,823,147	$5,946,960
		15,983,508
Auto Manufacturers — 3.1%
American Honda Finance Corp.
5.324%, SOFR + 0.670%, 01/10/25 (a)	2,200,000	2,200,198
Daimler Truck Finance North America LLC
5.000%, 01/15/27 (144A)	3,200,000	3,207,208
5.357%, SOFR + 0.960%, 09/25/27 (144A) (a)	8,100,000	8,126,501
Ford Motor Credit Co. LLC
2.900%, 02/16/28	2,685,000	2,477,825
3.815%, 11/02/27	1,632,000	1,563,333
4.125%, 08/17/27	4,700,000	4,544,285
5.800%, 03/05/27	6,900,000	6,965,089
5.800%, 03/08/29	200,000	200,071
7.350%, 11/04/27	3,190,000	3,340,176
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	12,094,702
5.300%, 01/08/29 (144A)	4,500,000	4,508,808
5.500%, 03/30/26 (144A)	5,900,000	5,936,770
5.650%, 06/26/26 (144A)	2,000,000	2,019,239
6.000%, 07/11/25 (144A)	5,000,000	5,032,339
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	12,688,825
Nissan Motor Co. Ltd.
3.522%, 09/17/25 (144A)	8,100,000	7,983,017
4.345%, 09/17/27 (144A)	5,600,000	5,390,972
4.810%, 09/17/30 (144A)	14,700,000	13,815,464
Volkswagen Bank GmbH
2.500%, 07/31/26 (EUR)	2,000,000	2,052,174
Volkswagen Group of America Finance LLC
4.625%, 11/13/25 (144A)	10,900,000	10,879,489
		115,026,485
Banks — 15.6%
ABN AMRO Bank NV
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	7,500,000	7,579,584
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	7,002,596
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (i)	1,700,000	493,064
Banco Santander SA
5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,868,411
6.607%, 11/07/28	3,800,000	3,996,204
Bank of America Corp.
2.015%, 3M TSFR + 0.902%, 02/13/26 (a)	5,900,000	5,880,275
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,551,490
5.080%, SOFR + 1.290%, 01/20/27 (a)	1,900,000	1,905,501
5.202%, SOFR + 1.630%, 04/25/29 (a)	6,000,000	6,028,011
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	9,939,507
Bank of America NA
5.502%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	7,159,786
Bank of Montreal
4.689%, 07/28/29 (144A)	8,950,000	8,945,152
Security Description	Principal Amount*	Value

Banks—(Continued)
Banque Federative du Credit Mutuel SA
5.896%, 07/13/26 (144A)	5,900,000	$5,984,606
Barclays PLC
4.972%, 05/16/29 (a)	2,000,000	1,980,767
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	9,300,000	10,231,884
BNP Paribas SA
4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	10,536,047
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,211,602
BPCE SA
5.281%, 05/30/29 (144A)	2,000,000	2,003,328
6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,947,238
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	7,796,955
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,465,566
Citibank NA
5.488%, 12/04/26	7,400,000	7,510,728
5.864%, 09/29/25	5,500,000	5,548,422
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,791,221
Cooperatieve Rabobank UA
5.500%, 07/18/25	8,400,000	8,442,017
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,841,214
5.633%, SOFR + 1.210%, 09/11/28 (144A) (a)	2,600,000	2,616,640
6.316%, SOFR + 1.860%, 10/03/29 (144A) (a)	4,100,000	4,236,143
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,825,049
Deutsche Bank AG
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	11,671,384
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	4,750,087
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	8,999,261
Goldman Sachs Bank USA
5.220%, SOFR + 0.750%, 05/21/27 (a)	5,050,000	5,061,479
Goldman Sachs Group, Inc.
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	6,500,000	6,313,204
3.750%, 05/22/25	1,675,000	1,668,851
5.049%, SOFR + 1.210%, 07/23/30 (a)	500,000	497,029
5.564%, SOFR + 1.065%, 08/10/26 (a)	4,900,000	4,916,725
5.798%, SOFR + 1.075%, 08/10/26 (a)	4,900,000	4,927,355
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	5,867,546
6.629%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,681,390
HSBC Holdings PLC
2.804%, SOFR + 1.187%, 05/24/32 (a)	1,400,000	1,189,570
6.075%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,791,964
6.254%, SOFR + 2.390%, 03/09/34 (a)	7,500,000	7,783,503
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,253,159
ING Groep NV
3.950%, 03/29/27	1,100,000	1,080,833
4.625%, 01/06/26 (144A)	6,800,000	6,800,045
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	12,771,038
3.960%, 3M TSFR + 1.507%, 01/29/27 (a)	3,200,000	3,175,135
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	494,020
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	7,979,437
5.536%, SOFR + 0.930%, 07/22/28 (a)	3,400,000	3,418,794
5.788%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,126,295
See accompanying notes to financial statements.
BHFTI-409

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	$7,676,042
JPMorgan Chase Bank NA
5.433%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	7,782,000
Lloyds Bank PLC
7.500%, 04/02/32 (j)	12,200,000	8,017,303
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	5,949,602
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,552,056
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	9,932,604
Mizuho Financial Group, Inc.
1.979%, 3M TSFR + 1.532%, 09/08/31 (a)	9,800,000	8,232,150
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	12,400,000	10,595,489
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	5,900,000	5,835,335
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,322,688
5.123%, SOFR + 1.730%, 02/01/29 (a)	4,700,000	4,712,915
5.173%, SOFR + 1.450%, 01/16/30 (a)	3,400,000	3,404,854
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	7,988,259
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,118,153
Morgan Stanley Bank NA
4.968%, SOFR + 0.930%, 07/14/28 (a)	6,700,000	6,721,756
5.504%, SOFR + 0.865%, 05/26/28 (a)	7,800,000	7,908,612
5.724%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,953,453
NatWest Group PLC
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	7,800,000	7,847,565
Royal Bank of Canada
4.851%, 12/14/26 (144A)	1,300,000	1,306,147
4.875%, 01/19/27	6,900,000	6,926,591
Santander Holdings USA, Inc.
3.450%, 06/02/25	4,800,000	4,770,758
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (a)	5,675,000	5,517,677
Societe Generale SA
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	5,059,321
Standard Chartered PLC
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	6,000,000	5,978,937
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,645,901
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	6,500,000	6,391,066
1.902%, 09/17/28	9,800,000	8,781,136
5.316%, 07/09/29	5,900,000	5,965,079
5.464%, 01/13/26	2,900,000	2,922,261
5.859%, SOFR + 1.170%, 07/09/29 (a)	1,800,000	1,824,511
Toronto-Dominion Bank
4.701%, 06/05/27 (144A)	1,100,000	1,101,970
UBS Group AG
4.125%, 04/15/26 (144A)	10,200,000	10,101,384
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	9,900,000	9,964,772
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	4,028,834
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	6,008,116
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	7,233,425
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	11,291,591
Virgin Money U.K. PLC
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	614,827
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	$2,536,039
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	5,085,871
3.908%, SOFR + 1.320%, 04/25/26 (a)	1,700,000	1,694,800
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	8,020,832
Wells Fargo Bank NA
5.450%, 08/07/26	4,700,000	4,755,712
5.493%, SOFR + 1.070%, 12/11/26 (a)	7,300,000	7,380,923
5.550%, 08/01/25	3,100,000	3,113,759
		571,110,188
Beverages — 0.1%
JDE Peet's NV
4.500%, 01/23/34 (EUR)	2,200,000	2,402,828
Biotechnology — 0.1%
Royalty Pharma PLC
1.200%, 09/02/25	3,000,000	2,925,700
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	7,000,000	5,944,189
Solvay Finance America LLC
5.650%, 06/04/29 (144A)	1,900,000	1,928,577
		7,872,766
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	7,450,000	7,131,832
4.450%, 10/01/25	3,000,000	2,992,886
6.100%, 01/15/27	4,900,000	5,011,212
Air Lease Corp.
5.300%, 06/25/26	5,000,000	5,031,902
Ally Financial, Inc.
6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,256,684
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a)	7,700,000	7,782,561
6.338%, SOFR + 1.330%, 10/30/26 (a)	5,000,000	5,061,921
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	10,500,000	10,438,537
5.375%, 07/15/29 (144A)	3,200,000	3,201,561
6.750%, 10/25/28 (144A)	1,900,000	1,995,293
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A)	7,900,000	7,980,241
6.375%, 05/04/28 (144A)	6,300,000	6,475,414
BGC Group, Inc.
8.000%, 05/25/28	4,000,000	4,246,436
Blue Owl Finance LLC
3.125%, 06/10/31	13,000,000	11,403,591
Cantor Fitzgerald LP
7.200%, 12/12/28 (144A)	3,300,000	3,447,957
Capital One Financial Corp.
4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	10,740,326
Nomura Holdings, Inc.
2.172%, 07/14/28	500,000	451,512
2.679%, 07/16/30	9,600,000	8,353,056
See accompanying notes to financial statements.
BHFTI-410

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nomura Holdings, Inc.
5.709%, 01/09/26	5,100,000	$5,135,775
5.734%, SOFR + 1.250%, 07/02/27 (a)	2,900,000	2,923,983
5.842%, 01/18/28	4,700,000	4,794,835
TER Finance Jersey Ltd.
Zero Coupon, 01/02/25 (144A) † (k) (l)	1,900,000	1,899,360
		123,756,875
Electric — 3.9%
Abu Dhabi National Energy Co. PJSC
4.375%, 10/09/31 (144A)	7,000,000	6,650,000
AES Corp.
2.450%, 01/15/31	5,000,000	4,166,538
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	3,800,000	3,889,105
Ameren Corp.
5.000%, 01/15/29	7,200,000	7,211,054
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	1,712,815
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	7,777,673
DTE Energy Co.
5.100%, 03/01/29	3,000,000	3,006,916
Duke Energy Progress LLC
2.000%, 08/15/31	12,600,000	10,427,026
Enel Finance International NV
5.125%, 06/26/29 (144A)	7,800,000	7,790,090
Eversource Energy
5.950%, 02/01/29	5,700,000	5,872,271
FirstEnergy Corp.
3.900%, 07/15/27	1,300,000	1,265,930
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,356,129
4.450%, 05/15/26	6,900,000	6,900,396
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,178,074
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,606,285
Pacific Gas & Electric Co.
3.150%, 01/01/26	10,900,000	10,710,024
3.300%, 12/01/27	1,600,000	1,528,633
3.450%, 07/01/25	3,600,000	3,571,833
3.500%, 06/15/25	2,700,000	2,680,809
4.550%, 07/01/30	5,000,000	4,839,013
5.450%, 06/15/27	5,000,000	5,057,258
5.550%, 05/15/29	5,700,000	5,792,954
PacifiCorp
5.450%, 02/15/34	7,900,000	7,848,764
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	12,159,437
Southern California Edison Co.
5.850%, 11/01/27	3,000,000	3,085,061
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	4,130,182
Security Description	Principal Amount*	Value

Electric—(Continued)
WEC Energy Group, Inc.
1.800%, 10/15/30	1,711,000	$1,430,107
		142,644,377
Electronics — 0.3%
Flex Ltd.
4.875%, 06/15/29	8,160,000	7,993,597
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	1,760,000	1,915,151
		9,908,748
Environmental Control — 0.1%
Republic Services, Inc.
4.875%, 04/01/29	3,800,000	3,791,166
Food — 0.2%
Mondelez International, Inc.
4.625%, 07/03/31 (CAD)	10,700,000	7,614,124
Gas — 0.5%
National Fuel Gas Co.
5.500%, 10/01/26	6,400,000	6,447,970
Southern California Gas Co.
2.950%, 04/15/27	12,500,000	12,026,164
		18,474,134
Healthcare-Services — 0.7%
Centene Corp.
3.000%, 10/15/30	3,900,000	3,365,298
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	11,379,420
HCA, Inc.
3.125%, 03/15/27	7,300,000	7,025,146
3.375%, 03/15/29	5,200,000	4,826,422
		26,596,286
Insurance — 1.4%
Athene Global Funding
5.339%, 01/15/27 (144A)	7,800,000	7,847,592
Corebridge Global Funding
5.750%, 07/02/26 (144A)	2,600,000	2,636,803
Essent Group Ltd.
6.250%, 07/01/29	2,900,000	2,960,563
F&G Annuities & Life, Inc.
6.500%, 06/04/29	4,100,000	4,185,938
Marsh & McLennan Cos., Inc.
4.650%, 03/15/30	2,900,000	2,864,181
4.850%, 11/15/31	800,000	790,000
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	7,993,094
5.634%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,830,090
New York Life Global Funding
5.212%, SOFR + 0.580%, 01/16/26 (144A) (a)	7,800,000	7,818,557
Pacific Life Global Funding II
5.500%, 07/18/28 (144A)	5,500,000	5,595,530
See accompanying notes to financial statements.
BHFTI-411

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
RGA Global Funding
5.448%, 05/24/29 (144A)	6,000,000	$6,081,561
		52,603,909
Internet — 0.1%
Expedia Group, Inc.
2.950%, 03/15/31	2,561,000	2,254,433
Investment Companies — 0.3%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, 10/02/31 (144A)	5,300,000	5,070,865
FS KKR Capital Corp.
6.875%, 08/15/29	7,400,000	7,653,167
		12,724,032
Lodging — 0.3%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,321,155
Hyatt Hotels Corp.
4.850%, 03/15/26	2,700,000	2,698,526
Las Vegas Sands Corp.
6.000%, 08/15/29	7,800,000	7,901,289
		12,920,970
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	13,300,000	9,113,835
Paramount Global
2.900%, 01/15/27	300,000	287,096
		9,400,931
Oil & Gas — 0.3%
Adnoc Murban Rsc Ltd.
4.250%, 09/11/29 (144A)	3,900,000	3,766,488
Petroleos Mexicanos
10.000%, 02/07/33	3,000,000	3,115,298
Pioneer Natural Resources Co.
5.100%, 03/29/26	4,000,000	4,027,546
		10,909,332
Pharmaceuticals — 0.9%
AbbVie, Inc.
3.200%, 05/14/26	1,300,000	1,276,872
3.600%, 05/14/25	700,000	697,099
Bayer U.S. Finance LLC
6.125%, 11/21/26 (144A)	3,900,000	3,975,138
6.250%, 01/21/29 (144A)	7,900,000	8,058,742
6.375%, 11/21/30 (144A)	6,900,000	7,098,479
Bristol-Myers Squibb Co.
4.900%, 02/22/29	7,800,000	7,837,943
CVS Health Corp.
3.750%, 04/01/30	3,900,000	3,572,257
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Pass-Through Trust
6.943%, 01/10/30	416,836	$425,221
		32,941,751
Pipelines — 1.0%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,048,289
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	3,000,000	3,087,937
Enbridge, Inc.
5.900%, 11/15/26	2,700,000	2,752,687
Energy Transfer LP
5.950%, 12/01/25	1,800,000	1,812,691
6.050%, 12/01/26	3,800,000	3,881,363
EnLink Midstream LLC
5.375%, 06/01/29	1,900,000	1,899,937
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	6,700,000	6,613,275
MPLX LP
5.000%, 03/01/33	1,500,000	1,440,616
Venture Global LNG, Inc.
9.875%, 02/01/32 (144A)	3,800,000	4,169,662
Western Midstream Operating LP
6.350%, 01/15/29	1,000,000	1,034,172
		35,740,629
Real Estate — 0.2%
Logicor Financing SARL
1.625%, 07/15/27 (EUR)	4,500,000	4,478,451
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	1,657,130
		6,135,581
Real Estate Investment Trusts — 4.1%
American Homes 4 Rent LP
4.250%, 02/15/28	1,900,000	1,853,730
American Tower Corp.
5.800%, 11/15/28	1,200,000	1,231,909
Boston Properties LP
2.450%, 10/01/33	1,811,000	1,395,493
Brixmor Operating Partnership LP
4.125%, 06/15/26	5,500,000	5,441,458
Crown Castle, Inc.
2.900%, 03/15/27	12,500,000	12,001,139
EPR Properties
3.750%, 08/15/29	2,500,000	2,316,125
Equinix, Inc.
1.000%, 09/15/25	2,900,000	2,823,516
Extra Space Storage LP
2.400%, 10/15/31	13,500,000	11,217,285
GLP Capital LP/GLP Financing II, Inc.
5.250%, 06/01/25	5,000,000	4,998,850
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	10,800,000	10,294,549
Hudson Pacific Properties LP
4.650%, 04/01/29	2,400,000	1,808,685
See accompanying notes to financial statements.
BHFTI-412

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Kilroy Realty LP
2.650%, 11/15/33	13,100,000	$10,016,235
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	8,779,509
Piedmont Operating Partnership LP
3.150%, 08/15/30	12,900,000	11,064,918
Prologis LP
2.250%, 01/15/32	6,200,000	5,159,816
Realty Income Corp.
3.875%, 04/15/25	10,700,000	10,673,808
SBA Tower Trust
2.328%, 07/15/52 (144A)	13,000,000	11,858,405
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	13,300,000	12,858,969
Sun Communities Operating LP
2.700%, 07/15/31	13,200,000	11,098,706
UDR, Inc.
3.500%, 07/01/27	1,000,000	968,945
Welltower OP LLC
4.250%, 04/01/26	1,102,000	1,096,384
Weyerhaeuser Co.
4.750%, 05/15/26	12,000,000	12,000,799
		150,959,233
Retail — 0.1%
CK Hutchison International 23 Ltd.
4.750%, 04/21/28 (144A)	2,700,000	2,682,722
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,500,000	1,451,913
		4,134,635
Savings & Loans — 0.2%
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,694,153
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	8,769,000	7,161,395
3.187%, 11/15/36 (144A)	8,600,000	6,927,643
4.300%, 11/15/32	12,400,000	11,694,978
		25,784,016
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	13,800,000	12,395,267
Software — 0.7%
Oracle Corp.
3.600%, 04/01/40	6,400,000	5,003,862
3.600%, 04/01/50	10,600,000	7,426,460
VMware LLC
1.400%, 08/15/26	13,500,000	12,788,725
		25,219,047
Security Description	Principal Amount*	Value

Telecommunications — 0.4%
T-Mobile USA, Inc.
2.550%, 02/15/31	8,900,000	$7,655,480
4.200%, 10/01/29	6,700,000	6,482,996
		14,138,476
Total Corporate Bonds & Notes (Cost $1,556,667,043)		1,501,849,634

Mortgage-Backed Securities—13.2%
Collateralized Mortgage Obligations — 6.9%
Adjustable Rate Mortgage Trust
5.179%, 11/25/35 (a)	110,871	77,386
American Home Mortgage Investment Trust
4.813%, 1M TSFR + 0.474%, 12/25/46 (a)	9,043,566	7,392,908
Banc of America Alternative Loan Trust
10.587%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	305,065	256,534
Banc of America Funding Trust
5.100%, 01/20/47 (a)	44,342	37,560
5.670%, 05/25/35 (a)	160,633	148,482
6.454%, 02/20/36 (a)	330,546	310,297
Banc of America Mortgage Trust
6.000%, 05/25/37	4,170,235	3,187,361
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	10,751,859	8,974,018
BCAP LLC Trust
4.873%, 1M TSFR + 0.534%, 05/25/47 (a)	3,462,642	3,237,688
5.250%, 02/26/36 (144A) (a)	1,878,168	731,512
Bear Stearns ALT-A Trust
4.609%, 05/25/36 (a)	962,845	456,445
4.692%, 11/25/36 (a)	1,400,945	808,902
4.787%, 11/25/36 (a)	1,238,237	634,567
5.151%, 09/25/35 (a)	340,656	196,855
5.515%, 05/25/35 (a)	229,241	215,389
Bear Stearns ARM Trust
3.250%, 02/25/33 (a)	1,902	1,469
6.639%, 10/25/35 (a)	407,091	396,301
Bear Stearns Structured Products, Inc. Trust
4.219%, 12/26/46 (a)	264,754	202,402
5.514%, 01/26/36 (a)	265,685	190,205
Chase Home Lending Mortgage Trust
3.250%, 09/25/63 (144A) (a)	6,677,984	5,904,735
Chase Mortgage Finance Trust
4.687%, 03/25/37 (a)	425,412	389,655
4.827%, 12/25/35 (a)	111,479	101,814
4.914%, 09/25/36 (a)	729,032	577,195
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.703%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	6,549	6,220
CHL Mortgage Pass-Through Trust
4.417%, 09/20/36 (a)	1,070,366	937,699
4.853%, 1M TSFR + 0.514%, 04/25/46 (a)	1,087,278	959,278
5.093%, 1M TSFR + 0.754%, 03/25/35 (a)	188,753	179,197
5.750%, 06/25/37	903,279	427,837
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	656,250	580,289
See accompanying notes to financial statements.
BHFTI-413

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Citigroup Mortgage Loan Trust, Inc.
4.038%, 10/25/46 (a)	405,686	$350,485
6.080%, 1Y H15 + 2.100%, 09/25/35 (a)	215,775	213,008
6.849%, 1Y H15 + 2.150%, 09/25/35 (a)	36,335	35,267
7.230%, 1Y H15 + 2.400%, 10/25/35 (a)	370,653	366,098
CitiMortgage Alternative Loan Trust
5.103%, 1M TSFR + 0.764%, 10/25/36 (a)	3,312,673	2,518,182
Countrywide Alternative Loan Trust
0.547%, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	361,528	12,681
4.973%, 1M TSFR + 0.634%, 06/25/46 (a)	3,864,657	3,247,317
5.500%, 02/25/36	1,274,732	855,363
6.000%, 03/25/35	6,290,787	4,938,641
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,491,103	1,364,814
6.000%, 02/25/37	7,442,720	3,103,236
6.000%, 04/25/37	2,519,700	1,117,708
6.000%, 07/25/37	3,787,526	1,953,384
6.305%, 12M MTA + 1.480%, 01/25/36 (a)	334,548	309,486
Credit Suisse First Boston Mortgage Securities Corp.
5.575%, 03/25/32 (144A) (a)	18,585	17,550
CSFB Mortgage-Backed Pass-Through Certificates
6.000%, 11/25/35	755,384	556,644
CSMC Trust
5.152%, 10/27/36 (144A) (a)	7,198,160	6,418,293
DSLA Mortgage Loan Trust
5.595%, 07/19/44 (a)	132,474	123,658
First Horizon Mortgage Pass-Through Trust
6.743%, 08/25/35 (a)	54,040	38,938
Gemgarto PLC
5.317%, SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	1,665,944	2,085,583
GreenPoint MTA Trust
4.893%, 1M TSFR + 0.554%, 06/25/45 (a)	11,922	10,722
GS Mortgage-Backed Securities Corp. Trust
2.500%, 06/25/52 (144A) (a)	10,541,682	8,405,758
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	11,024,560	8,790,796
3.000%, 08/26/52 (144A) (a)	12,762,885	10,636,563
GSR Mortgage Loan Trust
4.743%, 01/25/36 (a)	1,030,788	915,984
5.330%, 09/25/35 (a)	5,979	5,657
5.398%, 04/25/36 (a)	855,397	558,907
6.000%, 03/25/32	35	35
HarborView Mortgage Loan Trust
4.921%, 1M TSFR + 0.554%, 05/19/35 (a)	280,722	270,426
IndyMac ARM Trust
6.622%, 01/25/32 (a)	194	187
6.636%, 01/25/32 (a)	4,336	4,145
IndyMac INDX Mortgage Loan Trust
4.693%, 1M TSFR + 0.354%, 07/25/36 (a)	1,814,819	1,723,858
4.873%, 1M TSFR + 0.534%, 05/25/46 (a)	2,806,536	2,491,136
JP Morgan Alternative Loan Trust
4.813%, 1M TSFR + 0.474%, 05/25/36 (a)	721,748	577,606
JP Morgan Mortgage Trust
3.000%, 03/25/52 (144A) (a)	10,700,431	8,904,343
4.413%, 12/26/37 (144A) (a)	4,123,342	3,581,976
5.750%, 01/25/36	182,325	78,820
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Lehman Mortgage Trust
5.053%, 1M TSFR + 0.714%, 08/25/36 (a)	2,661,319	$1,845,297
Lehman XS Trust
4.853%, 1M TSFR + 0.514%, 03/25/47 (a)	8,950,807	7,388,904
MASTR Alternative Loan Trust
4.853%, 1M TSFR + 0.514%, 03/25/36 (a)	609,694	58,060
6.500%, 02/25/35	1,897,037	1,908,362
MASTR Asset Securitization Trust
6.000%, 06/25/36	154,227	86,264
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (a)	2,956,079	2,822,752
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,382,058
Morgan Stanley Re-REMICS Trust
2.476%, 03/26/37 (144A) (j)	1,074,930	1,074,333
MortgageIT Mortgage Loan Trust
4.913%, 1M TSFR + 0.574%, 04/25/36 (a)	1,243,557	1,162,999
New Residential Mortgage Loan Trust
6.864%, 10/25/63 (144A) (j)	5,823,298	5,886,391
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (j)	576,071	279,693
OBX Trust
5.103%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	3,881,614	3,815,519
6.120%, 11/25/62 (144A) (a)	5,742,255	5,757,019
PRKCM Trust
5.335%, 08/25/57 (144A) (a)	5,981,758	5,956,821
PRPM Trust
6.250%, 08/25/68 (144A) (j)	4,799,494	4,830,588
RBSSP Resecuritization Trust
4.466%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	2,203,603	2,171,857
Reperforming Loan Trust REMICS
4.793%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	403,576	385,266
Residential Asset Securitization Trust
6.000%, 06/25/36	2,853,017	1,100,737
Ripon Mortgages PLC
5.427%, SONIA + 0.700%, 08/28/56 (144A) (GBP) † (a)	10,772,741	13,490,128
5.877%, SONIA + 1.150%, 08/28/56 (144A) (GBP) † (a)	5,777,000	7,233,454
6.227%, SONIA + 1.500%, 08/28/56 (144A) (GBP) † (a)	13,223,000	16,537,300
Sequoia Mortgage Trust
5.121%, 1M TSFR + 0.754%, 04/19/27 (a)	62,784	60,880
5.185%, 1M TSFR + 0.814%, 07/20/33 (a)	39,855	39,088
Structured Adjustable Rate Mortgage Loan Trust
4.078%, 01/25/35 (a)	71,637	70,941
4.943%, 08/25/35 (a)	35,321	30,194
5.102%, 10/25/36 (a)	5,041,941	2,136,920
5.703%, 04/25/35 (a)	1,098,162	990,469
Structured Asset Mortgage Investments II Trust
4.981%, 1M TSFR + 0.614%, 07/19/35 (a)	151,629	143,625
Towd Point Mortgage Funding - Granite 6 PLC
5.719%, SONIA + 0.925%, 07/20/53 (144A) (GBP) (a)	6,830,392	8,574,516
Towd Point Mortgage Trust
3.750%, 07/25/62 (144A) (a)	5,011,250	4,694,417
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	19,757,620	16,113,699
2.500%, 12/25/51 (144A) (a)	10,914,394	8,702,952
See accompanying notes to financial statements.
BHFTI-414

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
4.219%, 06/25/37 (a)	2,742,371	$2,354,199
4.953%, 1M TSFR + 0.614%, 02/25/45 (a)	3,310,786	3,240,397
6.225%, 12M MTA + 1.400%, 06/25/42 (a)	18,437	16,877
Wells Fargo Mortgage-Backed Securities Trust
7.413%, 09/25/33 (a)	57,097	55,424
		252,501,855
Commercial Mortgage-Backed Securities — 6.3%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,932,814
225 Liberty Street Trust
3.597%, 02/10/36 (144A)	11,600,000	10,995,458
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	6,713,519
AREIT Trust
5.576%, 1M TSFR + 1.194%, 11/17/38 (144A) (a)	1,541,606	1,538,684
5.850%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	8,100,521	8,069,641
6.624%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	11,499,545	11,560,390
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	11,614,992
3.458%, 03/15/55	13,000,000	11,491,476
4.016%, 03/15/52	13,000,000	12,353,819
4.444%, 05/15/55 (a)	11,000,000	10,249,943
COMM Mortgage Trust
3.545%, 02/10/36 (144A)	11,600,000	11,278,870
CSAIL Commercial Mortgage Trust
3.314%, 11/15/49	701,692	697,701
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	11,014,907
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	870,778
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	11,300,767
Extended Stay America Trust
5.592%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	12,331,071	12,338,778
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A) †	7,552,013	6,416,810
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	769,301	761,473
3.602%, 10/10/49 (144A) (a)	13,346,000	11,450,426
JP Morgan Chase Commercial Mortgage Securities Trust
5.895%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,558,083	3,385,658
7.236%, 10/05/40 (144A)	5,800,000	6,065,329
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	11,298,315
MF1 Multifamily Housing Mortgage Loan Trust
5.346%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	1,468,119	1,466,367
Morgan Stanley Bank of America Merrill Lynch Trust
2.952%, 11/15/49	2,614,763	2,582,687
Morgan Stanley Capital I Trust
2.428%, 04/05/42 (144A) (a)	7,500,000	6,229,659
3.127%, 11/15/52	800,000	731,970
Natixis Commercial Mortgage Securities Trust
6.221%, 1M TSFR + 1.824%, 03/15/35 (144A) (a)	6,019,353	6,019,353
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
NYO Commercial Mortgage Trust
5.608%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	$13,720,000
Ready Capital Mortgage Financing LLC
5.653%, 1M TSFR + 1.314%, 11/25/36 (144A) (a)	3,841,047	3,829,884
6.713%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	688,419	690,364
6.891%, 1M TSFR + 2.552%, 10/25/39 (144A) (a)	6,453,375	6,481,604
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	7,100,000	6,625,578
		231,778,014
Total Mortgage-Backed Securities (Cost $538,777,440)		484,279,869

Asset-Backed Securities—10.1%
Asset-Backed - Automobile — 0.8%
Ally Auto Receivables Trust
5.760%, 11/15/26	1,600,803	1,603,001
CarMax Auto Owner Trust
5.720%, 11/16/26	1,896,305	1,900,864
Carvana Auto Receivables Trust
6.360%, 04/12/27 (144A)	801,657	803,461
Citizens Auto Receivables Trust
5.840%, 01/18/28 (144A)	5,800,000	5,864,043
Drive Auto Receivables Trust
5.830%, 12/15/26	1,911,407	1,913,501
Enterprise Fleet Financing LLC
5.613%, 05/20/25 (144A)	1,271,086	1,272,444
Flagship Credit Auto Trust
4.030%, 12/15/26 (144A)	2,508,390	2,506,267
Ford Credit Auto Lease Trust
5.050%, 06/15/27	1,400,000	1,408,975
Huntington Auto Trust
5.500%, 03/15/27 (144A)	3,677,718	3,690,865
Hyundai Auto Lease Securitization Trust
5.020%, 03/15/27 (144A)	1,300,000	1,306,743
Santander Drive Auto Receivables Trust
6.310%, 07/15/27	1,587,958	1,590,987
SFS Auto Receivables Securitization Trust
5.890%, 03/22/27 (144A)	1,368,093	1,371,191
Toyota Auto Loan Extended Note Trust
4.930%, 06/25/36 (144A)	3,900,000	3,933,480
		29,165,822
Asset-Backed - Home Equity — 0.8%
ABFC Trust
5.153%, 1M TSFR + 0.814%, 06/25/34 (a)	909,150	897,295
5.278%, 1M TSFR + 0.939%, 07/25/35 (a)	4,435,192	4,170,954
Accredited Mortgage Loan Trust
5.033%, 1M TSFR + 0.404%, 07/25/34 (a)	2,540,030	2,479,756
ACE Securities Corp. Home Equity Loan Trust
4.753%, 1M TSFR + 0.414%, 04/25/36 (a)	1,343,639	1,295,567
4.753%, 1M TSFR + 0.414%, 07/25/36 (a)	7,620,461	2,409,319
Asset-Backed Securities Corp. Home Equity Loan Trust
4.533%, 1M TSFR + 0.194%, 05/25/37 (a)	16,718	11,630
See accompanying notes to financial statements.
BHFTI-415

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bear Stearns Asset-Backed Securities I Trust
4.703%, 1M TSFR + 0.364%, 04/25/37 (a)	729,127	$723,671
5.458%, 1M TSFR + 1.119%, 06/25/35 (a)	1,162,477	1,127,377
Bear Stearns Asset-Backed Securities Trust
5.253%, 1M TSFR + 0.914%, 10/27/32 (a)	3,111	3,090
Citigroup Mortgage Loan Trust, Inc.
4.773%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	5,244,599	2,830,163
GSAA Home Equity Trust
5.113%, 1M TSFR + 0.774%, 03/25/35 (a)	4,616	4,609
HSI Asset Securitization Corp. Trust
4.793%, 1M TSFR + 0.454%, 12/25/36 (a)	8,248,180	2,142,378
IXIS Real Estate Capital Trust
5.398%, 1M TSFR + 1.059%, 02/25/35 (a)	1,133,405	1,133,648
MASTR Asset-Backed Securities Trust
4.553%, 1M TSFR + 0.214%, 08/25/36 (a)	4,549,439	1,523,144
4.773%, 1M TSFR + 0.434%, 08/25/36 (a)	2,945,584	992,016
Merrill Lynch Mortgage Investors Trust
4.953%, 1M TSFR + 0.614%, 07/25/37 (a)	8,305,165	1,804,565
Morgan Stanley ABS Capital I, Inc. Trust
4.513%, 1M TSFR + 0.174%, 05/25/37 (a)	85,762	75,664
NovaStar Mortgage Funding Trust
4.653%, 1M TSFR + 0.314%, 09/25/37 (a)	2,252,485	2,186,563
Option One Mortgage Accept Corp. Asset Back Certificates
5.093%, 1M TSFR + 0.754%, 08/25/33 (a)	6,348	6,370
Option One Mortgage Loan Trust
4.593%, 1M TSFR + 0.254%, 01/25/37 (a)	3,747,295	2,360,362
Renaissance Home Equity Loan Trust
3.664%, 1M TSFR + 0.994%, 08/25/33 (a)	55,785	50,994
Residential Asset Securities Corporation Trust
4.743%, 1M TSFR + 0.404%, 06/25/33 (a)	454,207	428,167
		28,657,302
Asset-Backed - Other — 8.3%
ACAS CLO Ltd.
5.784%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	2,277,293	2,277,755
Adagio V CLO DAC
3.904%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	9,857,157	10,160,880
Anchorage Capital CLO 6 Ltd.
6.072%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	9,800,000	9,814,965
Arbour CLO DAC
4.353%, 3M EURIBOR + 1.330%, 05/15/38 (144A) (EUR) (a)	5,500,000	5,705,525
ARES European CLO X DAC
3.964%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	7,010,592	7,251,281
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.213%, 1M TSFR + 0.874%, 02/25/36 (a)	3,455,111	2,711,975
BSPDF Issuer Ltd.
5.712%, 1M TSFR + 1.314%, 10/15/36 (144A) (a)	2,728,004	2,684,237
Capital Four U.S. CLO II Ltd.
6.517%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	8,200,000	8,267,453
Catamaran CLO Ltd.
5.993%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	4,091,317	4,093,186
Countrywide Asset-Backed Certificates Trust
4.306%, 10/25/46 (a)	475,113	471,596
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates Trust
4.393%, 10/25/32 (a)	531,232	$550,504
4.593%, 1M TSFR + 0.254%, 07/25/37 (a)	5,024,565	4,605,925
4.733%, 1M TSFR + 0.394%, 02/25/37 (a)	1,348,959	1,239,777
4.733%, 1M TSFR + 0.394%, 04/25/47 (a)	1,294,946	1,251,892
4.753%, 1M TSFR + 0.414%, 09/25/46 (a)	3,740	3,732
4.893%, 1M TSFR + 0.554%, 09/25/37 (a)	1,647,821	1,687,726
Dewolf Park CLO Ltd.
5.838%, 3M TSFR + 1.182%, 10/15/30 (144A) (a)	968,948	969,848
DLLAD LLC
5.190%, 04/20/26 (144A)	1,152,492	1,153,483
Dryden 54 Senior Loan Fund
5.767%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	6,511,828	6,522,189
First Franklin Mortgage Loan Trust
4.733%, 1M TSFR + 0.394%, 12/25/36 (a)	4,326,405	1,743,067
4.763%, 1M TSFR + 0.424%, 10/25/36 (a)	16,312,000	13,002,680
5.383%, 1M TSFR + 1.044%, 10/25/34 (a)	2,824,803	2,766,536
5.878%, 1M TSFR + 1.539%, 10/25/34 (a)	1,309,396	1,306,711
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	9,437,594	8,276,358
GSAMP Trust
4.623%, 1M TSFR + 0.284%, 12/25/36 (a)	2,167,516	1,053,327
5.773%, 1M TSFR + 1.434%, 12/25/34 (a)	3,546,239	3,042,770
Harvest CLO XX DAC
3.899%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	9,678,073	9,990,473
Harvest CLO XXV DAC
4.169%, 3M EURIBOR + 0.950%, 10/21/34 (144A) (EUR) (a)	9,060,000	9,338,728
Henley CLO VII DAC
4.076%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (a)	6,300,000	6,521,683
Home Equity Loan Trust
4.683%, 1M TSFR + 0.344%, 04/25/37 (a)	4,364,878	4,150,854
Home Equity Mortgage Loan Asset-Backed Trust
4.673%, 1M TSFR + 0.334%, 04/25/37 (a)	1,911,698	1,434,767
ICG U.S. CLO Ltd.
5.525%, 3M TSFR + 1.150%, 10/20/34 (144A) (a)	2,600,000	2,600,450
KREF Ltd.
5.816%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,256,512	12,234,070
LCM XXV Ltd.
5.717%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	2,154,768	2,155,744
Long Beach Mortgage Loan Trust
4.773%, 1M TSFR + 0.434%, 05/25/36 (a)	26,992,055	7,802,140
4.973%, 1M TSFR + 0.634%, 08/25/45 (a)	404,063	391,823
5.233%, 1M TSFR + 0.894%, 08/25/35 (a)	6,030,920	5,875,636
Madison Park Funding XXIX Ltd.
5.812%, 3M TSFR + 1.180%, 10/18/30 (144A) (a)	7,367,763	7,376,266
Marathon CLO XIII Ltd.
5.856%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	7,984,456	7,990,948
Marble Point CLO XIV Ltd.
5.817%, 3M TSFR + 1.200%, 01/20/32 (144A) (a)	7,234,865	7,243,945
Merrill Lynch First Franklin Mortgage Loan Trust
5.703%, 1M TSFR + 1.364%, 10/25/37 (a)	8,475,297	7,496,392
MF1 LLC
7.001%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	9,737,373	9,752,028
See accompanying notes to financial statements.
BHFTI-416

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
MF1 Ltd.
6.196%, 1M TSFR + 1.814%, 12/15/35 (144A) (a)	3,391,576	$3,391,577
MMAF Equipment Finance LLC
5.200%, 09/13/27 (144A)	6,479,978	6,504,905
Morgan Stanley ABS Capital I, Inc. Trust
4.703%, 1M TSFR + 0.364%, 07/25/36 (a)	2,370,766	2,090,263
4.753%, 1M TSFR + 0.414%, 06/25/36 (a)	144,319	121,221
5.073%, 1M TSFR + 0.734%, 12/25/35 (a)	606,394	591,418
OSD CLO Ltd.
5.779%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	6,506,207	6,506,207
Palmer Square European Loan Funding DAC
3.964%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	4,581,861	4,743,129
Park Place Securities, Inc.
5.188%, 1M TSFR + 0.849%, 09/25/35 (a)	3,370,336	3,270,549
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.503%, 1M TSFR + 1.164%, 10/25/34 (a)	1,938,410	1,905,651
6.253%, 1M TSFR + 1.914%, 12/25/34 (a)	2,806,383	2,748,578
Saxon Asset Securities Trust
4.853%, 1M TSFR + 0.514%, 09/25/47 (a)	1,548,039	1,450,140
Securitized Asset-Backed Receivables LLC Trust
4.953%, 1M TSFR + 0.614%, 03/25/36 (a)	13,021,849	7,957,427
4.953%, 1M TSFR + 0.614%, 05/25/36 (a)	6,144,204	3,115,867
Soundview Home Loan Trust
4.673%, 1M TSFR + 0.334%, 02/25/37 (a)	1,995,145	535,986
Specialty Underwriting & Residential Finance Trust
4.723%, 1M TSFR + 0.384%, 04/25/37 (a)	2,291,654	1,642,323
Starwood Ltd.
5.948%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	11,108,262	11,084,943
Structured Asset Investment Loan Trust
4.603%, 1M TSFR + 0.264%, 09/25/36 (a)	328,969	323,872
5.083%, 1M TSFR + 0.744%, 11/25/35 (a)	3,081,606	2,996,128
Structured Asset Securities Corp. Mortgage Loan Trust
6.253%, 1M TSFR + 1.914%, 08/25/37 (a)	42,526	42,102
Sunrun Demeter Issuer LLC
2.270%, 01/30/57 (144A)	11,390,125	9,554,801
Toro European CLO 7 DAC
3.833%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	14,975,350	15,467,211
U.S. Small Business Administration
6.220%, 12/01/28	267,217	271,460
Venture XXVII CLO Ltd.
5.929%, 3M TSFR + 1.312%, 07/20/30 (144A) (a)	7,405,021	7,404,784
Venture XXVIII CLO Ltd.
5.869%, 3M TSFR + 1.252%, 07/20/30 (144A) (a)	5,562,026	5,562,538
		304,254,405
Asset-Backed - Student Loan — 0.2%
Nelnet Student Loan Trust
6.640%, 02/20/41 (144A)	2,596,412	2,632,226
6.805%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	2,466,591	2,466,570
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SoFi Professional Loan Program LLC
3.020%, 02/25/40 (144A)	812,915	$795,440
		5,894,236
Total Asset-Backed Securities (Cost $386,136,368)		367,971,765

Foreign Government—5.1%
Banks — 0.1%
Korea Development Bank
5.341%, SOFR + 0.700%, 10/23/26 (a)	1,700,000	1,705,134
Regional Government — 0.3%
Province of Ontario
3.650%, 06/02/33 (CAD)	7,600,000	5,276,513
Province of Quebec
3.600%, 09/01/33 (CAD)	9,900,000	6,826,107
		12,102,620
Sovereign — 4.7%
Brazil Government International Bonds
6.125%, 03/15/34	7,800,000	7,274,108
Brazil Letras do Tesouro Nacional
10.403%, 04/01/25 (BRL)	32,600,000	5,116,245
Chile Government International Bonds
4.340%, 03/07/42	12,500,000	10,467,373
European Union
2.875%, 10/05/29 (EUR)	15,200,000	16,007,715
Italy Buoni Poliennali Del Tesoro
1.300%, 05/15/28 (144A) (EUR) (f)	26,343,405	27,562,597
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	4,900,000	4,749,857
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	10,746,290
Mexico Government International Bonds
6.000%, 05/07/36	2,400,000	2,258,477
Mexico Udibonos
4.000%, 08/24/34 (MXN) (f)	68,408,686	2,907,771
Peru Government International Bonds
6.150%, 08/12/32 (144A) (PEN)	11,300,000	2,980,613
6.950%, 08/12/31 (PEN)	9,400,000	2,632,743
Qatar Government International Bonds
5.103%, 04/23/48	1,500,000	1,423,275
Republic of Poland Government International Bonds
5.125%, 09/18/34	3,900,000	3,777,111
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	63,800,000	2,868,929
8.875%, 02/28/35 (ZAR)	138,600,000	6,684,778
10.500%, 12/21/26 (ZAR)	414,600,000	22,881,680
Republic of South Africa Government International Bonds
7.100%, 11/19/36 (144A)	3,000,000	2,924,073
Romania Government International Bonds
5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,158,230
5.625%, 05/30/37 (144A) (EUR)	4,100,000	4,070,097
See accompanying notes to financial statements.
BHFTI-417

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Saudi Government International Bonds
4.750%, 01/18/28 (144A)	6,000,000	$5,958,096
4.750%, 01/16/30 (144A)	7,800,000	7,657,026
5.000%, 01/18/53 (144A)	6,000,000	5,074,050
U.K. Gilts
4.375%, 07/31/54 (GBP)	11,460,000	12,698,270
		171,879,404
Total Foreign Government (Cost $200,787,346)		185,687,158

Municipals—1.0%
Empire State Development Corp.
1.346%, 03/15/26	8,100,000	7,813,887
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	5,897,976
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	8,691,482
3.057%, 01/01/34	2,000,000	1,691,308
State of Illinois, General Obligation Unlimited
6.725%, 04/01/35	4,840,000	5,034,938
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	5,810,235
Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	2,154,418
Total Municipals (Cost $39,316,614)		37,094,244

Floating Rate Loans (m)—0.2%
Commercial Services — 0.0%
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 12/04/31 (n)	900,000	894,375
Investment Companies — 0.2%
Castlelake LP
First Lien Term Loan, 2.950%, 05/13/31 (l)	5,941,128	5,473,233
Total Floating Rate Loans (Cost $6,808,182)		6,367,608

Short-Term Investments—0.3%
Repurchase Agreements—0.3%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.550%, due on 01/02/25, with a maturity value of $5,901,491; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $6,015,469	5,900,000	5,900,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $4,412,951; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $4,500,499	4,412,155	$4,412,155
Total Short-Term Investments (Cost $10,312,155)		10,312,155
Total Purchased Options—0.0% (o) (Cost $882,449)		387,318
Total Investments—139.7% (Cost $5,452,610,734)		5,112,850,348
Other assets and liabilities (net)—(39.7)%		(1,452,524,476)
Net Assets—100.0%		$3,660,325,872

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was
$46,583,152, which is 1.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	All or a portion of the security was pledged as collateral against TBA securities. As of December 31, 2024, the market value of securities pledged was $14,128,967.
(e)
All or a portion of the security was pledged as collateral against open OTC option contracts,
OTC swap contracts and forward foreign currency exchange contracts.. As of December 31,
2024, the market value of securities pledged was $955,587.

(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of December 31, 2024, the market value of securities pledged was $43,576,964.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2024, the market value of securities pledged was $8,479,337.
(i)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.1% of net assets.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

See accompanying notes to financial statements.
BHFTI-418

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024

As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(n)	This loan will settle after December 31, 2024, at which time the interest rate will be determined.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$1,167,476,478, which is 31.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
British Airways Pass-Through Trust, 4.125%, 03/20/33	10/01/19	USD	1,071,674	$1,114,456	$1,006,100
GS Mortgage Securities Corp. Trust, 2.856%, 05/10/34	04/26/17	USD	7,552,013	7,552,013	6,416,810
Ripon Mortgages PLC, 6.227%, 08/28/56	02/10/22	GBP	13,223,000	17,742,975	16,537,300
Ripon Mortgages PLC, 5.877%, 08/28/56	02/10/22	GBP	5,777,000	7,751,290	7,233,454
Ripon Mortgages PLC, 5.427%, 08/28/56	02/10/22	GBP	10,772,741	14,637,852	13,490,128
TER Finance Jersey Ltd., Zero Coupon, 01/02/25	02/09/24	USD	1,900,000	1,899,652	1,899,360
					$46,583,152
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$32,013,225,098	$689,152,297	$32 ,342,662,165	$840,325,460
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2024 were as follows:
Purchases	Sales
$31,593,806,848	$31,755,703,399
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,606,000	BBP	01/15/25	USD	1,035,675	$(41,628)
BRL	25,348,364	BNP	01/03/25	USD	4,093,530	9,575
BRL	88,504,034	CBNA	02/04/25	USD	15,312,117	(1,071,358)
BRL	25,368,775	JPMC	01/03/25	USD	4,165,645	(59,236)
CAD	27,908,000	BBP	01/15/25	USD	19,902,094	(478,082)
CNH	6,726,908	BBP	02/18/25	USD	942,342	(24,864)
CNH	51,668,000	BNP	01/15/25	USD	7,133,479	(91,894)
CNH	9,286,104	BNP	01/15/25	USD	1,273,814	(8,255)
CNH	9,331,340	BNP	01/15/25	USD	1,276,552	(4,828)
CNH	12,841,119	CBNA	01/16/25	USD	1,798,728	(48,646)
CNY	957,631	BNP	01/17/25	USD	133,447	(2,121)
GBP	2,650,000	BBP	01/15/25	USD	3,361,868	(44,679)
GBP	1,191,000	UBSA	01/15/25	USD	1,510,583	(19,726)
IDR	245,120,461	BBP	01/08/25	USD	15,506	(279)
IDR	39,418,464,645	BBP	01/15/25	USD	2,512,891	(64,799)
IDR	798,888,191	BBP	01/15/25	USD	49,464	151
IDR	3,989,161,310	BBP	01/22/25	USD	248,797	(1,108)
IDR	37,655,286,309	BNP	01/22/25	USD	2,379,496	(41,457)
IDR	10,231,791,134	BNP	01/22/25	USD	640,057	(4,759)
See accompanying notes to financial statements.
BHFTI-419

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
IDR	9,476,096,847	BNP	03/05/25	USD	578,594	$8,836
IDR	18,714,689,224	CBNA	01/08/25	USD	1,184,474	(21,916)
IDR	55,773,141,444	CBNA	01/15/25	USD	3,500,205	(36,402)
IDR	22,956,373,673	CBNA	01/15/25	USD	1,447,164	(21,454)
IDR	11,540,070,912	CBNA	03/05/25	USD	712,460	2,917
IDR	27,287,968,943	GSBU	01/15/25	USD	1,738,364	(43,639)
IDR	27,348,054,276	GSBU	01/22/25	USD	1,715,203	(17,146)
IDR	2,785,633,084	JPMC	01/08/25	USD	175,994	(2,950)
IDR	946,387,259	JPMC	03/05/25	USD	57,777	890
INR	347,191,794	BNP	01/17/25	USD	4,103,175	(53,917)
INR	314,524,118	BNP	01/17/25	USD	3,721,395	(53,137)
INR	261,882,479	BNP	03/21/25	USD	3,038,531	(680)
INR	436,190,769	CBNA	01/17/25	USD	5,169,117	(81,875)
INR	360,613,987	CBNA	01/17/25	USD	4,263,005	(57,206)
INR	361,452,992	CBNA	01/17/25	USD	4,272,393	(56,809)
INR	360,217,294	CBNA	01/17/25	USD	4,257,636	(56,463)
INR	361,184,458	CBNA	01/17/25	USD	4,267,398	(54,945)
INR	359,146,000	CBNA	01/17/25	USD	4,243,093	(54,415)
INR	360,241,130	CBNA	01/17/25	USD	4,255,428	(53,977)
INR	332,544,683	CBNA	01/17/25	USD	3,930,463	(52,033)
INR	361,288,581	CBNA	01/17/25	USD	4,264,552	(50,885)
INR	383,258,575	CBNA	03/21/25	USD	4,480,277	(34,457)
INR	379,606,172	CBNA	03/21/25	USD	4,437,814	(34,362)
INR	384,272,105	CBNA	03/21/25	USD	4,486,749	(29,172)
INR	296,074,398	CBNA	03/21/25	USD	3,457,137	(22,658)
INR	194,186,458	CBNA	03/21/25	USD	2,271,014	(18,441)
INR	164,253,614	CBNA	03/21/25	USD	1,920,118	(14,767)
INR	164,292,017	CBNA	03/21/25	USD	1,920,118	(14,322)
INR	161,458,347	CBNA	03/21/25	USD	1,885,711	(12,785)
INR	164,724,543	CBNA	03/21/25	USD	1,922,892	(12,078)
INR	273,425,864	CBNA	03/21/25	USD	3,170,927	828
INR	548,915,373	JPMC	01/17/25	USD	6,484,644	(82,707)
INR	362,330,901	JPMC	01/17/25	USD	4,278,825	(53,002)
KRW	828,026,470	BNP	01/08/25	USD	557,943	4,600
KRW	648,330,910	CBNA	01/08/25	USD	441,853	(1,392)
KRW	1,403,600,690	DBAG	01/22/25	USD	992,821	(38,850)
KRW	967,222,119	GSBU	01/15/25	USD	684,100	(26,855)
MXN	54,938,000	BNP	03/19/25	USD	2,677,316	(75,440)
MXN	149,330,546	DBAG	02/13/25	USD	7,381,091	(269,379)
MXN	67,691,476	GSBU	02/11/25	USD	3,324,745	(99,974)
MYR	1,436,390	BBP	01/22/25	USD	324,637	(3,162)
NZD	1,233,761	BBP	01/15/25	USD	730,059	(39,738)
PLN	12,857,000	BBP	01/24/25	USD	3,165,183	(54,465)
PLN	7,318,047	BNP	01/31/25	USD	1,797,494	(27,367)
PLN	3,674,252	BNP	01/31/25	USD	901,480	(12,733)
PLN	3,678,495	BNP	01/31/25	USD	901,480	(11,707)
PLN	1,805,834	BNP	01/31/25	USD	443,781	(6,977)
PLN	7,369,458	GSBU	01/31/25	USD	1,810,144	(27,582)
PLN	7,815,088	JPMC	01/24/25	USD	1,923,856	(33,016)
PLN	8,423,554	SG	01/24/25	USD	2,084,909	(46,852)
PLN	8,291,750	SG	01/24/25	USD	2,039,515	(33,347)
TRY	17,929,740	BBP	01/06/25	USD	471,091	34,397
TRY	29,250,947	BBP	01/06/25	USD	775,774	48,890
TRY	41,212,266	BBP	01/09/25	USD	1,093,193	65,473
TRY	101,412,121	BBP	01/17/25	USD	2,773,073	54,829
TRY	33,081,178	BBP	01/23/25	USD	878,650	38,137
TRY	104,712,390	BBP	01/27/25	USD	2,772,296	117,744
TRY	36,653,547	BBP	01/28/25	USD	998,503	12,093
TRY	91,945,076	BBP	02/12/25	USD	2,450,823	47,059
See accompanying notes to financial statements.
BHFTI-420

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	34,268,795	BBP	02/21/25	USD	906,438	$16,587
TRY	51,431,223	BBP	02/21/25	USD	1,359,769	25,523
TRY	41,201,661	BBP	02/24/25	USD	1,084,112	22,495
TRY	70,397,221	BBP	02/25/25	USD	1,853,290	35,671
TRY	126,102,882	BBP	02/25/25	USD	3,319,152	64,553
TRY	61,601,089	BBP	02/26/25	USD	1,626,388	24,984
TRY	56,471,164	BBP	02/28/25	USD	1,483,799	27,196
TRY	80,422,273	BBP	02/28/25	USD	2,113,539	38,314
TRY	56,848,285	BBP	03/11/25	USD	1,490,692	14,809
TRY	40,101,852	BBP	03/14/25	USD	1,046,772	12,280
TRY	138,672,741	BBP	03/19/25	USD	3,599,552	45,753
TRY	69,330,702	BBP	07/08/25	USD	1,525,562	124,081
TRY	115,476,220	BNP	01/22/25	USD	3,183,926	19,590
TRY	4,256,778	DBAG	03/13/25	USD	89,439	23,083
TRY	19,790,261	JPMC	01/15/25	USD	549,226	3,774
TRY	3,760,932	JPMC	03/12/25	USD	77,617	21,890
TRY	47,591,122	JPMC	05/08/25	USD	1,070,787	124,177
TRY	7,194,648	JPMC	05/20/25	USD	161,863	16,852
TWD	70,282,766	BNP	01/22/25	USD	2,166,680	(19,428)
ZAR	21,767,000	BBP	01/17/25	USD	1,181,097	(29,156)

Contracts to Deliver
AUD	741,000	BNP	01/15/25	USD	461,653	3,005
AUD	18,243,103	BNP	01/15/25	USD	11,831,108	539,379
BRL	25,348,364	BNP	01/03/25	USD	4,509,222	406,117
BRL	3,200,000	GSBU	04/02/25	USD	578,292	67,942
BRL	4,200,000	GSBU	04/02/25	USD	751,180	81,346
BRL	4,200,000	GSBU	04/02/25	USD	756,430	86,595
BRL	5,700,000	GSBU	04/02/25	USD	1,016,612	107,550
BRL	6,300,000	GSBU	04/02/25	USD	1,135,166	130,414
BRL	8,100,000	GSBU	04/02/25	USD	1,448,931	157,107
BRL	25,368,775	JPMC	01/03/25	USD	4,096,826	(9,582)
BRL	25,504,159	JPMC	02/04/25	USD	4,165,645	61,893
BRL	900,000	JPMC	04/02/25	USD	160,120	16,584
CAD	77,069,942	BBP	01/15/25	USD	54,739,507	1,098,706
CAD	554,000	CBNA	01/15/25	USD	385,085	(500)
CAD	7,685,000	JPMC	01/15/25	USD	5,329,360	(19,412)
CAD	9,924,000	UBSA	01/15/25	USD	6,973,376	66,257
CHF	13,912,044	BBP	01/15/25	USD	15,869,490	524,716
CNH	33,000	BBP	01/15/25	USD	4,556	59
CNH	8,840,950	BNP	01/15/25	USD	1,214,166	9,275
CNH	31,836,562	BNP	01/15/25	USD	4,370,459	31,606
CNH	41,292,687	BNP	01/15/25	USD	5,705,695	78,113
CNH	12,843,741	BNP	01/16/25	USD	1,798,040	47,600
CNH	51,597,783	BNP	01/16/25	USD	7,118,644	86,519
CNH	8,244,151	BNP	02/14/25	USD	1,139,104	14,835
CNH	16,471,501	BNP	02/14/25	USD	2,272,370	26,123
CNH	9,288,703	BNP	05/12/25	USD	1,276,552	4,806
CNH	9,240,374	BNP	05/12/25	USD	1,273,814	8,685
CNH	14,176,078	BNP	05/12/25	USD	1,958,847	17,954
CNH	43,000	CBNA	01/15/25	USD	5,927	67
CNH	1,417,236	CBNA	01/15/25	USD	194,678	1,530
CNH	23,896,458	JPMC	01/15/25	USD	3,296,336	39,602
CNH	22,564,042	JPMC	01/15/25	USD	3,126,621	51,476
CNH	34,211,000	JPMC	01/15/25	USD	4,718,974	56,521
DKK	7,653,557	DBAG	01/15/25	USD	1,083,679	19,921
EUR	156,831,724	DBAG	01/15/25	USD	166,165,878	3,633,832
See accompanying notes to financial statements.
BHFTI-421

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	54,875,000	BBP	01/15/25	USD	69,080,601	$389,752
IDR	9,447,456,410	BNP	01/08/25	USD	578,594	(8,283)
IDR	11,506,229,000	CBNA	01/08/25	USD	712,460	(2,308)
IDR	228,557,657	GSBU	01/15/25	USD	14,309	114
IDR	943,440,633	JPMC	01/08/25	USD	57,777	(830)
IDR	1,564,964,634	JPMC	01/22/25	USD	98,537	1,367
ILS	1,590,362	BBP	03/17/25	USD	446,618	8,328
ILS	2,650,974	BBP	03/17/25	USD	744,363	13,777
ILS	1,093,000	BNP	03/17/25	USD	304,333	3,112
ILS	1,383,000	BNP	03/17/25	USD	386,524	5,381
INR	260,535,802	BNP	01/17/25	USD	3,038,531	(68)
INR	271,938,700	CBNA	01/17/25	USD	3,170,927	(663)
INR	164,003,459	CBNA	01/17/25	USD	1,922,892	10,139
INR	160,775,720	CBNA	01/17/25	USD	1,885,711	10,602
INR	163,555,651	CBNA	01/17/25	USD	1,920,118	12,587
INR	163,517,249	CBNA	01/17/25	USD	1,920,118	13,035
INR	193,331,422	CBNA	01/17/25	USD	2,271,014	16,212
INR	294,824,643	CBNA	01/17/25	USD	3,457,137	18,631
INR	382,585,087	CBNA	01/17/25	USD	4,486,749	24,703
INR	378,012,997	CBNA	01/17/25	USD	4,437,814	29,092
INR	381,540,389	CBNA	01/17/25	USD	4,480,277	30,416
KRW	193,574,646	BBP	01/08/25	USD	140,787	9,276
KRW	18,959,659,050	BNP	01/15/25	USD	13,589,887	706,456
KRW	825,889,546	BNP	03/19/25	USD	557,943	(4,642)
KRW	1,633,332,224	CBNA	01/08/25	USD	1,197,563	87,914
KRW	33,800,328	CBNA	01/15/25	USD	24,472	1,504
KRW	1,257,516,168	CBNA	01/15/25	USD	902,079	47,574
KRW	1,293,190,804	CBNA	01/22/25	USD	920,958	42,029
KRW	646,733,608	CBNA	03/19/25	USD	441,853	1,306
KRW	652,168,588	DBAG	01/08/25	USD	465,137	22,068
KRW	4,897,128,008	DBAG	01/15/25	USD	3,567,905	240,218
KRW	1,335,970,027	DBAG	01/22/25	USD	952,937	44,932
KRW	1,321,411,497	GSBU	01/08/25	USD	961,621	63,884
KRW	69,900,143	JPMC	01/15/25	USD	48,937	1,439
MXN	11,096,000	BBP	03/18/25	USD	541,672	16,076
MXN	72,329,997	BBP	03/19/25	USD	3,536,573	111,007
MXN	2,238,000	BNP	03/19/25	USD	109,126	3,134
MXN	13,339,000	BNP	03/19/25	USD	650,442	18,704
MXN	97,000	CBNA	03/03/25	USD	4,606	—
MXN	21,038,231	GSBU	01/31/25	USD	1,004,931	876
MXN	17,800,000	UBSA	03/18/25	USD	870,011	26,858
PEN	8,920,055	CBNA	01/21/25	USD	2,383,537	11,082
PEN	2,649,685	CBNA	01/23/25	USD	712,328	7,654
PEN	6,251,182	JPMC	01/21/25	USD	1,669,060	6,442
SEK	5,315,000	BBP	01/15/25	USD	486,350	5,656
SGD	6,641,279	BNP	01/15/25	USD	4,937,809	72,213
SGD	11,563,242	BNP	01/15/25	USD	8,624,387	152,817
SGD	433,000	GSBU	01/15/25	USD	322,346	5,118
SGD	1,284,316	JPMC	01/15/25	USD	957,006	16,078
THB	716,500	DBAG	02/20/25	USD	21,339	261
TRY	225,533	BBP	03/17/25	USD	5,880	(60)
TRY	19,604,622	JPMC	01/06/25	USD	549,226	(3,482)
TWD	72,128,214	BNP	01/22/25	USD	2,270,682	67,049
TWD	71,934,748	BNP	01/22/25	USD	2,266,518	68,796
TWD	69,875,430	BNP	04/25/25	USD	2,166,680	15,312
TWD	45,172,855	CBNA	01/22/25	USD	1,391,004	10,901
TWD	47,375,359	CBNA	01/22/25	USD	1,460,264	12,871
See accompanying notes to financial statements.
BHFTI-422

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	88,974,749	CBNA	01/22/25	USD	2,776,747	$58,425
TWD	71,070,526	CBNA	01/22/25	USD	2,236,751	65,432
TWD	71,068,290	CBNA	01/22/25	USD	2,236,751	65,500
TWD	88,453,061	CBNA	01/22/25	USD	2,774,998	72,615
TWD	73,153,235	CBNA	01/22/25	USD	2,312,707	77,758
TWD	72,525,760	CBNA	01/22/25	USD	2,295,119	79,340
TWD	71,319,728	CBNA	01/22/25	USD	2,264,334	85,402
TWD	166,263,837	GSBU	01/22/25	USD	5,176,656	97,028
TWD	47,150,677	JPMC	01/22/25	USD	1,450,924	10,395
TWD	92,370,885	JPMC	01/22/25	USD	2,857,656	35,577
ZAR	260,863,629	BNP	01/17/25	USD	14,747,056	941,778
Net Unrealized Appreciation						$8,644,600
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	03/20/25	431	CAD	52,844,910	$597,075
U.S. Treasury Note 2 Year Futures	03/31/25	238	USD	48,935,032	(9,840)
U.S. Treasury Note 5 Year Futures	03/31/25	3,518	USD	373,979,892	(1,926,240)
U.S. Treasury Note 10 Year Futures	03/20/25	3,588	USD	390,195,000	(3,958,663)
U.S. Treasury Ultra Long Bond Futures	03/20/25	109	USD	12,960,781	(435,317)

Futures Contracts—Short
Euro-Bobl Futures	03/06/25	(22)	EUR	(2,592,920)	18,779
Euro-Bund Futures	03/06/25	(163)	EUR	(21,750,720)	381,861
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	(1,370)	USD	(152,498,125)	2,200,390
Net Unrealized Depreciation					$(3,131,955)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.450	02/14/25	CBNA	500,000	USD	500,000	$47,500	$1,530	$(45,970)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	2.050%	3M EURIBOR	Pay	02/19/25	CBNA	47,800,000	EUR	47,800,000	$44,875	$34,539	$(10,336)
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/06/25	GSBU	73,400,000	GBP	73,400,000	—	2,178	2,178
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/10/25	GSBU	111,900,000	GBP	111,900,000	—	3,922	3,922
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/11/25	GSBU	74,300,000	GBP	74,300,000	—	2,800	2,800
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/12/25	GSBU	111,300,000	GBP	111,300,000	—	4,487	4,487
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/13/25	GSBU	111,200,000	GBP	111,200,000	—	4,803	4,803
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/18/25	GSBU	110,800,000	GBP	110,800,000	—	5,840	5,840
Call - OTC - 1 Yr. IRS	3.460%	12M SOFR	Pay	06/16/25	MSCS	55,300,000	USD	55,300,000	60,830	50,569	(10,261)
Call - OTC - 1 Yr. IRS	3.570%	12M SOFR	Pay	06/20/25	MSCS	113,200,000	USD	113,200,000	130,180	130,952	772
Call - OTC - 1 Yr. IRS	3.600%	12M SOFR	Pay	06/26/25	MSCS	102,100,000	USD	102,100,000	112,310	130,660	18,350
Call - OTC - 5 Yr. IRS	2.930%	12M SONIA	Pay	03/06/25	CBNA	26,000,000	GBP	26,000,000	173,471	3,685	(169,786)
Call - OTC - 5 Yr. IRS	2.940%	12M SONIA	Pay	03/24/25	CBNA	23,100,000	GBP	23,100,000	149,146	6,645	(142,501)
See accompanying notes to financial statements.
BHFTI-423

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Purchased Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. IRS	2.960%	12M SONIA	Pay	03/10/25	CBNA	25,900,000	GBP	25,900,000	$164,137	$4,708	$(159,429)
Totals									$834,949	$385,788	$(449,161)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. IRS	1.948%	6M EURIBOR	Receive	03/24/25	CBNA	(26,300,000)	EUR	(26,300,000)	$(148,221)	$(60,635)	$87,586
Call - OTC - 5 Yr. IRS	1.958%	6M EURIBOR	Receive	03/06/25	CBNA	(29,400,000)	EUR	(29,400,000)	(173,333)	(53,180)	120,153
Call - OTC - 5 Yr. IRS	2.008%	6M EURIBOR	Receive	03/10/25	CBNA	(29,300,000)	EUR	(29,300,000)	(164,290)	(72,239)	92,051
Call - OTC - 10 Yr. IRS	2.050%	6M EURIBOR	Receive	02/19/25	CBNA	(5,300,000)	EUR	(5,300,000)	(39,553)	(7,725)	31,828
Call - OTC - 10 Yr. IRS	3.243%	12M SONIA	Receive	03/06/25	GSBU	(8,100,000)	GBP	(8,100,000)	—	(4,277)	(4,277)
Call - OTC - 10 Yr. IRS	3.245%	12M SONIA	Receive	03/12/25	GSBU	(12,200,000)	GBP	(12,200,000)	—	(8,029)	(8,029)
Call - OTC - 10 Yr. IRS	3.250%	12M SONIA	Receive	03/11/25	GSBU	(8,200,000)	GBP	(8,200,000)	1	(5,239)	(5,240)
Call - OTC - 10 Yr. IRS	3.250%	12M SONIA	Receive	03/13/25	GSBU	(12,200,000)	GBP	(12,200,000)	—	(8,605)	(8,605)
Call - OTC - 10 Yr. IRS	3.250%	12M SONIA	Receive	03/18/25	GSBU	(12,200,000)	GBP	(12,200,000)	—	(9,873)	(9,873)
Call - OTC - 10 Yr. IRS	3.255%	12M SONIA	Receive	03/10/25	GSBU	(12,300,000)	GBP	(12,300,000)	—	(7,622)	(7,622)
Call - OTC - 10 Yr. IRS	3.490%	12M SOFR	Receive	01/06/25	BNP	(2,700,000)	USD	(2,700,000)	(7,087)	—	7,087
Call - OTC - 10 Yr. IRS	3.490%	12M SOFR	Receive	06/16/25	MSCS	(6,500,000)	USD	(6,500,000)	(61,127)	(41,224)	19,903
Call - OTC - 10 Yr. IRS	3.496%	12M SOFR	Receive	01/06/25	GSBU	(2,700,000)	USD	(2,700,000)	(7,830)	—	7,830
Call - OTC - 10 Yr. IRS	3.500%	12M SOFR	Receive	01/06/25	GSBU	(2,700,000)	USD	(2,700,000)	(7,243)	—	7,243
Call - OTC - 10 Yr. IRS	3.500%	12M SOFR	Receive	01/06/25	JPMC	(1,500,000)	USD	(1,500,000)	(3,937)	—	3,937
Call - OTC - 10 Yr. IRS	3.533%	12M SOFR	Receive	01/02/25	JPMC	(2,800,000)	USD	(2,800,000)	(8,890)	—	8,890
Call - OTC - 10 Yr. IRS	3.580%	12M SOFR	Receive	06/20/25	MSCS	(13,300,000)	USD	(13,300,000)	(128,473)	(106,987)	21,486
Call - OTC - 10 Yr. IRS	3.670%	12M SOFR	Receive	06/26/25	MSCS	(12,000,000)	USD	(12,000,000)	(112,341)	(122,188)	(9,847)
Call - OTC - 10 Yr. IRS	3.721%	12M SOFR	Receive	01/13/25	GSBU	(2,600,000)	USD	(2,600,000)	(7,150)	(504)	6,646
Call - OTC - 10 Yr. IRS	3.822%	12M SOFR	Receive	01/21/25	GSBU	(2,800,000)	USD	(2,800,000)	(8,469)	(4,161)	4,308
Call - OTC - 10 Yr. IRS	3.875%	12M SOFR	Receive	01/21/25	GSBU	(5,400,000)	USD	(5,400,000)	(16,605)	(11,990)	4,615
Call - OTC - 10 Yr. IRS	3.886%	12M SOFR	Receive	01/27/25	GSBU	(2,700,000)	USD	(2,700,000)	(8,741)	(8,691)	50
Call - OTC - 10 Yr. IRS	3.900%	12M SOFR	Receive	01/23/25	GSBU	(2,700,000)	USD	(2,700,000)	(8,775)	(7,960)	815
Call - OTC - 10 Yr. IRS	3.908%	12M SOFR	Receive	01/24/25	GSBU	(2,500,000)	USD	(2,500,000)	(8,312)	(8,134)	178
Put - OTC - 10 Yr. IRS	3.840%	12M SOFR	Pay	01/06/25	BNP	(2,700,000)	USD	(2,700,000)	(7,088)	(51,447)	(44,359)
Put - OTC - 10 Yr. IRS	3.850%	12M SOFR	Pay	01/06/25	JPMC	(1,500,000)	USD	(1,500,000)	(3,938)	(27,399)	(23,461)
Put - OTC - 10 Yr. IRS	3.896%	12M SOFR	Pay	01/06/25	GSBU	(2,700,000)	USD	(2,700,000)	(7,830)	(39,747)	(31,917)
Put - OTC - 10 Yr. IRS	3.900%	12M SOFR	Pay	01/06/25	GSBU	(2,700,000)	USD	(2,700,000)	(7,243)	(38,937)	(31,694)
Put - OTC - 10 Yr. IRS	3.933%	12M SOFR	Pay	01/02/25	JPMC	(2,800,000)	USD	(2,800,000)	(8,890)	(31,953)	(23,063)
Put - OTC - 10 Yr. IRS	4.071%	12M SOFR	Pay	01/13/25	GSBU	(2,600,000)	USD	(2,600,000)	(7,150)	(15,663)	(8,513)
Put - OTC - 10 Yr. IRS	4.222%	12M SOFR	Pay	01/21/25	GSBU	(2,800,000)	USD	(2,800,000)	(8,470)	(8,722)	(252)
Put - OTC - 10 Yr. IRS	4.275%	12M SOFR	Pay	01/21/25	GSBU	(5,400,000)	USD	(5,400,000)	(16,605)	(11,724)	4,881
Put - OTC - 10 Yr. IRS	4.286%	12M SOFR	Pay	01/27/25	GSBU	(2,700,000)	USD	(2,700,000)	(8,741)	(7,445)	1,296
Put - OTC - 10 Yr. IRS	4.300%	12M SOFR	Pay	01/23/25	GSBU	(2,700,000)	USD	(2,700,000)	(8,775)	(5,556)	3,219
Put - OTC - 10 Yr. IRS	4.308%	12M SOFR	Pay	01/24/25	GSBU	(2,500,000)	USD	(2,500,000)	(8,313)	(5,163)	3,150
Totals									$(1,013,419)	$(793,019)	$220,400

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro-Bobl Futures	EUR	119.250	01/24/25	(20)	EUR	(20,000)	$(3,252)	$(1,347)	$1,905
Call - Euro-Bund Futures	EUR	136.500	01/24/25	(14)	EUR	(14,000)	(5,290)	(1,305)	3,985
Call - Euro-Bund Futures	EUR	138.000	01/24/25	(14)	EUR	(14,000)	(6,632)	(435)	6,197
Call - Euro-Bund Futures	EUR	138.500	01/10/25	(14)	EUR	(14,000)	(6,762)	(145)	6,617
Put - Euro-Bobl Futures	EUR	117.500	01/24/25	(20)	EUR	(20,000)	(3,461)	(5,697)	(2,236)
Put - Euro-Bund Futures	EUR	133.500	01/24/25	(14)	EUR	(14,000)	(6,981)	(12,182)	(5,201)
Put - Euro-Bund Futures	EUR	134.500	01/24/25	(14)	EUR	(14,000)	(6,337)	(21,028)	(14,691)
See accompanying notes to financial statements.
BHFTI-424

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Written Options — (Continued)
Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Euro-Bund Futures	EUR	135.500	01/10/25	(14)	EUR	(14,000)	$(6,909)	$(30,599)	$(23,690)
Totals							$(45,624)	$(72,738)	$(27,114)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SONIA	Annually	4.000%	Annually	09/18/29	GBP	20,000,000	$(67,341)	$329,227	$(396,568)
Pay	1-Day CDI	Maturity	11.496%	Maturity	01/04/27	BRL	22,200,000	(212,145)	—	(212,145)
Pay	1-Day CDI	Maturity	11.528%	Maturity	01/04/27	BRL	23,900,000	(226,281)	—	(226,281)
Pay	1-Day CDI	Maturity	11.548%	Maturity	01/04/27	BRL	190,300,000	(1,786,781)	—	(1,786,781)
Pay	3M NZDBB	Semi-Annually	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	206,469	(306,152)	512,621
Pay	3M NZDBB	Semi-Annually	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	39,947	1,172	38,775
Pay	6M BBSW	Semi-Annually	4.000%	Semi-Annually	03/19/35	AUD	13,400,000	(264,947)	(14,557)	(250,390)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	89,550	(298,138)	387,688
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/18/34	AUD	21,100,000	136,463	93,640	42,823
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	197,748	(241,752)	439,500
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(986,480)	—	(986,480)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(689,365)	—	(689,365)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(267,144)	(204,750)	(62,394)
Pay	6M EURIBOR	Annually	2.380%	Annually	12/31/34	EUR	1,600,000	2,954	—	2,954
Pay	6M EURIBOR	Annually	2.500%	Annually	03/19/35	EUR	52,025,000	674,198	359,594	314,604
Pay	6M EURIBOR	Annually	2.547%	Annually	03/09/33	EUR	1,700,000	27,127	—	27,127
Pay	6M EURIBOR	Annually	2.780%	Annually	05/02/29	EUR	3,600,000	81,052	—	81,052
Pay	6M EURIBOR	Annually	2.860%	Annually	04/24/29	EUR	5,300,000	135,611	—	135,611
Receive	12M ESTR	Annually	2.050%	Annually	10/05/29	EUR	3,000,000	622	—	622
Receive	12M ESTR	Annually	2.056%	Annually	10/05/29	EUR	4,700,000	(421)	—	(421)
Receive	12M ESTR	Annually	2.063%	Annually	10/05/29	EUR	7,500,000	(2,942)	—	(2,942)
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	8,451,253	6,553,560	1,897,693
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	23,276,461	10,949,951	12,326,510
Receive	12M SOFR	Annually	3.278%	Annually	09/16/34	USD	3,400,000	218,189	—	218,189
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	4,808,243	1,754,111	3,054,132
Receive	12M SOFR	Annually	3.500%	Annually	12/18/25	USD	35,800,000	229,902	24,913	204,989
Receive	12M SOFR	Annually	3.500%	Annually	12/18/54	USD	9,200,000	690,861	219,475	471,386
Receive	12M SOFR	Annually	3.565%	Annually	08/28/34	USD	3,300,000	135,130	—	135,130
Receive	12M SOFR	Annually	3.569%	Annually	08/14/34	USD	1,780,000	71,990	—	71,990
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	1,385,748	1	1,385,747
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	63,500,000	813,726	—	813,726
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	286,327	—	286,327
Receive	12M SOFR	Annually	3.694%	Annually	04/30/31	USD	27,750,000	565,106	—	565,106
Receive	12M SOFR	Annually	3.710%	Annually	11/30/31	USD	27,600,000	542,078	681	541,397
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	22,500,000	562,879	—	562,879
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	53,511	—	53,511
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	120,212	—	120,212
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	87,553	—	87,553
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	126,663	—	126,663
Receive	12M SOFR	Annually	3.745%	Annually	08/15/33	USD	9,600,000	220,661	—	220,661
Receive	12M SOFR	Annually	3.750%	Annually	12/18/29	USD	60,700,000	796,340	(1,116,498)	1,912,838
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	253,294	—	253,294
Receive	12M SOFR	Annually	3.754%	Annually	08/15/33	USD	10,400,000	232,193	—	232,193
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	290,554	—	290,554
Receive	12M SOFR	Annually	3.765%	Annually	12/17/54	USD	4,600,000	134,669	—	134,669
Receive	12M SOFR	Annually	3.790%	Annually	10/31/31	USD	36,800,000	542,832	(8,434)	551,266
Receive	12M SOFR	Annually	3.854%	Annually	12/29/33	USD	3,300,000	52,004	—	52,004
Receive	12M SOFR	Annually	3.950%	Annually	12/19/33	USD	3,500,000	29,876	—	29,876
See accompanying notes to financial statements.
BHFTI-425

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	4.095%	Annually	02/18/35	USD	11,100,000	$(12,068)	$—	$(12,068)
Receive	12M SOFR	Annually	4.250%	Annually	11/22/33	USD	3,300,000	(45,590)	—	(45,590)
Receive	12M SOFR	Annually	5.160%	Annually	05/31/25	USD	41,800,000	(129,051)	(725)	(128,326)
Receive	6M CORRA	Semi-Annually	2.850%	Semi-Annually	06/01/33	CAD	7,300,000	11,002	(46)	11,048
Receive	6M CORRA	Semi-Annually	2.900%	Semi-Annually	06/01/33	CAD	9,800,000	(15,038)	(4,651)	(10,387)
Receive	6M CORRA	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	43,550,000	(1,355,931)	(331,118)	(1,024,813)
Receive	6M CORRA	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	10,900,000	(504,698)	(36,898)	(467,800)
Receive	6M EURIBOR	Annually	2.250%	Annually	03/19/55	EUR	44,949,000	(1,017,046)	212,838	(1,229,884)
Totals								$38,997,729	$17,935,444	$21,062,285
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.375%, due 01/15/26	5.000%	Quarterly	12/20/28	0.877%	USD	3,800,000	$568,328	$360,743	$207,585
AT&T, Inc. 3.800%, due 02/15/27	1.000%	Quarterly	06/20/28	0.500%	USD	21,100,000	351,800	(85,580)	437,380
Barclays Bank PLC 1.500%, due 04/04/17	1.000%	Quarterly	12/20/25	0.322%	EUR	9,300,000	63,397	51,881	11,516
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	0.787%	USD	3,400,000	20,441	(85,690)	106,131
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/29	1.094%	USD	15,500,000	(59,551)	(274,258)	214,707
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.117%	USD	4,700,000	61,048	14,473	46,575
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.125%	USD	500,000	8,443	2,180	6,263
T-Mobile USA, Inc. 4.750%, due 02/01/28	5.000%	Quarterly	06/20/28	0.318%	USD	7,000,000	1,065,155	836,940	228,215
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	0.432%	USD	500,000	7,968	(5,116)	13,084
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	06/20/28	0.479%	USD	4,900,000	84,221	2,615	81,606
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/28	0.513%	USD	1,200,000	21,378	(2,253)	23,631
Totals							$2,192,628	$815,935	$1,376,693
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.42.V1	5.000%	Quarterly	12/20/29	JPMC	0.653%	EUR	8,000,000	$1,575,326	$1,632,967	$(57,641)
See accompanying notes to financial statements.
BHFTI-426

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
OTC Credit Default Swap Contracts on Sovereign Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	0.977%	USD	2,400,000	$1,061	$(44,609)	$45,670
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	0.977%	USD	1,700,000	751	(33,643)	34,394
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	0.977%	USD	3,200,000	1,414	(32,679)	34,093
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	1.199%	USD	2,400,000	(11,132)	(54,153)	43,021
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	1.199%	USD	400,000	(1,855)	(6,822)	4,967
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	1.199%	USD	3,200,000	(14,843)	(55,679)	40,836
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	1.199%	USD	1,300,000	(6,030)	(23,672)	17,642
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	1.347%	USD	500,000	(4,787)	(25,418)	20,631
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	1.347%	USD	1,400,000	(13,403)	(71,154)	57,751
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	0.805%	USD	3,100,000	11,464	(59,999)	71,463
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	0.805%	USD	31,300,000	115,744	(603,508)	719,252
Totals								$78,384	$(1,011,336)	$1,089,720
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M FEDL	Monthly	09/24/25	JPMC	iShares iBoxx $ IG Corporate Bond ETF	USD	128,208,000	$—	$—	$—

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
See accompanying notes to financial statements.
BHFTI-427

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$1,705,760	OTC swap contracts at market value (a)	$52,050
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	1,376,693
Foreign Exchange	Investments at market value (d)	1,530
	Unrealized appreciation on forward foreign currency exchange contracts	12,658,169	Unrealized depreciation on forward foreign currency exchange contracts	4,013,569
Interest Rate	Investments at market value (d)	385,788
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	28,594,920	Unrealized depreciation on centrally cleared swap contracts (b) (c)	7,532,635
	Unrealized appreciation on futures contracts (c) (e)	3,198,105	Unrealized depreciation on futures contracts (c) (e)	6,330,060
			Written options at value (f)	865,757
Total		$47,920,965		$18,794,071

(a)	Excludes OTC swap interest receivable of $368,473.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(f)	Includes exchange traded written options with a value of $72,738 that are not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$3,049,433	$(782,020)	$(2,050,000)	$217,413
BNP Paribas SA	3,371,370	(495,059)	(2,710,000)	166,311
Citibank NA	961,388	(961,388)	—	—
Deutsche Bank AG	3,984,315	(308,229)	(3,390,000)	286,086
Goldman Sachs Bank USA	822,004	(433,238)	(388,766)	—
JPMorgan Chase Bank NA	2,041,697	(329,599)	(1,712,098)	—
Morgan Stanley Capital Services LLC	427,925	(270,399)	(120,000)	37,526
UBS AG	93,115	(19,726)	(73,389)	—
	$14,751,247	$(3,599,658)	$(10,444,253)	$707,336
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$782,020	$(782,020)	$—	$—
BNP Paribas SA	495,059	(495,059)	—	—
Citibank NA	2,111,923	(961,388)	(955,587)	194,948
Deutsche Bank AG	308,229	(308,229)	—	—
Goldman Sachs Bank USA	433,238	(433,238)	—	—
Goldman Sachs International	28,246	—	—	28,246
JPMorgan Chase Bank NA	329,599	(329,599)	—	—
Morgan Stanley Capital Services LLC	270,399	(270,399)	—	—
Societe Generale Paris	80,199	—	—	80,199
See accompanying notes to financial statements.
BHFTI-428

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
UBS AG	$19,726	$(19,726)	$—	$—
	$4,858,638	$(3,599,658)	$(955,587)	$303,393

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$2,046,042	$(136,850)	$(408,991)	$1,500,201
Forward foreign currency transactions	—	—	14,098,798	14,098,798
Futures contracts	(19,877,044)	—	—	(19,877,044)
Swap contracts	2,878,424	8,768,996	—	11,647,420
Written options	3,291,531	170,100	207,041	3,668,672
	$(11,661,047)	$8,802,246	$13,896,848	$11,038,047

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(1,331,282)	$—	$177,676	$(1,153,606)
Forward foreign currency transactions	—	—	10,207,839	10,207,839
Futures contracts	16,712,412	—	—	16,712,412
Swap contracts	19,334,199	134,868	—	19,469,067
Written options	335,767	—	(160,926)	174,841
	$35,051,096	$134,868	$10,224,589	$45,410,553
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$935,561,288
Forward foreign currency transactions	1,403,368,773
Futures contracts long	612,420,867
Futures contracts short	(262,284,218)
Swap contracts	1,738,746,985
Written options	(345,062,197)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,518,900,597	$—	$2,518,900,597
Corporate Bonds & Notes
Aerospace/Defense	—	17,146,255	—	17,146,255
Agriculture	—	20,639,799	—	20,639,799
Airlines	—	15,983,508	—	15,983,508
Auto Manufacturers	—	115,026,485	—	115,026,485
Banks	—	571,110,188	—	571,110,188
Beverages	—	2,402,828	—	2,402,828
Biotechnology	—	2,925,700	—	2,925,700
See accompanying notes to financial statements.
BHFTI-429

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Chemicals	$—	$7,872,766	$—	$7,872,766
Diversified Financial Services	—	121,857,515	1,899,360	123,756,875
Electric	—	142,644,377	—	142,644,377
Electronics	—	9,908,748	—	9,908,748
Environmental Control	—	3,791,166	—	3,791,166
Food	—	7,614,124	—	7,614,124
Gas	—	18,474,134	—	18,474,134
Healthcare-Services	—	26,596,286	—	26,596,286
Insurance	—	52,603,909	—	52,603,909
Internet	—	2,254,433	—	2,254,433
Investment Companies	—	12,724,032	—	12,724,032
Lodging	—	12,920,970	—	12,920,970
Media	—	9,400,931	—	9,400,931
Oil & Gas	—	10,909,332	—	10,909,332
Pharmaceuticals	—	32,941,751	—	32,941,751
Pipelines	—	35,740,629	—	35,740,629
Real Estate	—	6,135,581	—	6,135,581
Real Estate Investment Trusts	—	150,959,233	—	150,959,233
Retail	—	4,134,635	—	4,134,635
Savings & Loans	—	7,694,153	—	7,694,153
Semiconductors	—	25,784,016	—	25,784,016
Shipbuilding	—	12,395,267	—	12,395,267
Software	—	25,219,047	—	25,219,047
Telecommunications	—	14,138,476	—	14,138,476
Total Corporate Bonds & Notes	—	1,499,950,274	1,899,360	1,501,849,634
Total Mortgage-Backed Securities*	—	484,279,869	—	484,279,869
Total Asset-Backed Securities*	—	367,971,765	—	367,971,765
Total Foreign Government*	—	185,687,158	—	185,687,158
Total Municipals*	—	37,094,244	—	37,094,244
Floating Rate Loans
Commercial Services	—	894,375	—	894,375
Investment Companies	—	—	5,473,233	5,473,233
Total Floating Rate Loans	—	894,375	5,473,233	6,367,608
Total Short-Term Investments*	—	10,312,155	—	10,312,155
Total Purchased Options at Value	—	387,318	—	387,318
Total Investments	$—	$5,105,477,755	$7,372,593	$5,112,850,348
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,658,169	$—	$12,658,169
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,013,569)	—	(4,013,569)
Total Forward Contracts	$—	$8,644,600	$—	$8,644,600
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,198,105	$—	$—	$3,198,105
Futures Contracts (Unrealized Depreciation)	(6,330,060)	—	—	(6,330,060)
Total Futures Contracts	$(3,131,955)	$—	$—	$(3,131,955)
Written Options
Interest Rate Swaptions at Value	$—	$(793,019)	$—	$(793,019)
Options on Exchange-Traded Futures Contracts at Value	(72,738)	—	—	(72,738)
Total Written Options	$(72,738)	$(793,019)	$—	$(865,757)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$29,971,613	$—	$29,971,613
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(7,532,635)	—	(7,532,635)
Total Centrally Cleared Swap Contracts	$—	$22,438,978	$—	$22,438,978
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,705,760	$—	$1,705,760
OTC Swap Contracts at Value (Liabilities)	—	(52,050)	—	(52,050)
Total OTC Swap Contracts	$—	$1,653,710	$—	$1,653,710

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-430

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of December 31, 2024
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$5,504,488,057
Gross unrealized appreciation	50,737,002
Gross unrealized (depreciation)	(419,432,343)
Net unrealized appreciation (depreciation)	$(368,695,341)
See accompanying notes to financial statements.
BHFTI-431

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a)	$5,112,850,348
Cash	403,931
Cash denominated in foreign currencies (b)	4,800,502
Cash collateral (c)	13,497,000
OTC swap contracts at market value (d)	1,705,760
Unrealized appreciation on forward foreign currency exchange contracts	12,658,169
Receivable for:
OTC swap contracts	4,452,000
Investments sold	102,141
TBA securities sold	1,874,919,628
Premiums on written options	45,624
Fund shares sold	1,177,189
Dividends and interest	32,694,645
Interest on OTC swap contracts	368,473
Variation margin on futures contracts	616,028
Variation margin on centrally cleared swap contracts	3,160,451
Prepaid expenses	13,488
Total Assets	7,063,465,377
Liabilities
Written options at value (e)	865,757
OTC swap contracts at market value (f)	52,050
Cash collateral for OTC swap contracts, OTC option contracts and forward foreign currency exchange contracts	15,240,000
Unrealized depreciation on forward foreign currency exchange contracts	4,013,569
Unrealized depreciation on unfunded commitments (g)	26,992
Payable for:
Investments purchased	1,572,064
TBA securities purchased	3,377,066,941
Fund shares redeemed	1,657,838
Accrued Expenses:
Management fees	1,416,859
Distribution and service fees	422,591
Deferred trustees’ fees	221,249
Other expenses	583,595
Total Liabilities	3,403,139,505
Commitments and contingent liabilitites (g)	—
Net Assets	$3,660,325,872
Net Assets Consist of:
Paid in surplus	$4,324,292,913
Distributable earnings (Accumulated losses)	(663,967,041)
Net Assets	$3,660,325,872
Net Assets
Class A	$1,674,907,776
Class B	1,967,839,237
Class E	17,578,859
Capital Shares Outstanding*
Class A	169,469,117
Class B	203,453,281
Class E	1,792,786
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.88
Class B	9.67
Class E	9.81

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $5,452,610,734.
(b)	Identified cost of cash denominated in foreign currencies was $4,913,046.
(c)	Includes collateral of $4,532,000 for futures contracts and $8,965,000 for centrally cleared swap contracts.
(d)	Net premium paid on OTC swap contracts was $858,529.
(e)	Premiums received on written options were $1,059,043.
(f)	Net premium received on OTC swap contracts was $236,898.
(g)	See Note 8 of the Notes to Financial Statements.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Interest	$193,858,920
Total investment income	193,858,920
Expenses
Management fees	18,697,211
Administration fees	172,477
Custodian and accounting fees	414,640
Distribution and service fees—Class B	5,044,294
Distribution and service fees—Class E	28,294
Interest expense	3,663,660
Audit and tax services	132,735
Legal	47,071
Trustees’ fees and expenses	74,205
Shareholder reporting	191,790
Insurance	34,112
Miscellaneous	43,683
Total expenses	28,544,172
Less management fee waiver	(1,264,675)
Net expenses	27,279,497
Net Investment Income	166,579,423
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(70,371,548)
Purchased options	1,500,201
Futures contracts	(19,877,044)
Written options	3,668,672
Swap contracts	11,647,420
Foreign currency transactions	(3,991,202)
Forward foreign currency transactions	14,098,798
Net realized gain (loss)	(63,324,703)
Net change in unrealized appreciation (depreciation) on:
Investments	(45,704,621)
Unfunded commitments	(26,992)
Purchased options	(1,153,606)
Futures contracts	16,712,412
Written options	174,841
Swap contracts	19,469,067
Foreign currency transactions	(435,831)
Forward foreign currency transactions	10,207,839
Net change in unrealized appreciation (depreciation)	(756,891)
Net realized and unrealized gain (loss)	(64,081,594)
Net Increase (Decrease) in Net Assets From Operations	$102,497,829
See accompanying notes to financial statements.
BHFTI-432

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$166,579,423	$148,272,225
Net realized gain (loss)	(63,324,703)	(133,757,054)
Net change in unrealized appreciation (depreciation)	(756,891)	215,705,736
Increase (decrease) in net assets from operations	102,497,829	230,220,907
From Distributions to Shareholders
Class A	(56,680,185)	(57,943,724)
Class B	(58,200,005)	(58,680,150)
Class E	(552,552)	(582,446)
Total distributions	(115,432,742)	(117,206,320)
Increase (decrease) in net assets from capital share transactions	(271,000,232)	(83,752,115)
Total increase (decrease) in net assets	(283,935,145)	29,262,472
Net Assets
Beginning of period	3,944,261,017	3,914,998,545
End of period	$3,660,325,872	$3,944,261,017

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,610,505	$15,918,731	5,350,296	$51,947,225
Reinvestments	5,861,446	56,680,185	6,086,526	57,943,724
Redemptions	(28,071,171)	(278,325,309)	(14,075,210)	(135,158,654)
Net increase (decrease)	(20,599,220)	$(205,726,393)	(2,638,388)	$(25,267,705)
Class B
Sales	10,757,520	$104,132,282	9,087,214	$85,828,800
Reinvestments	6,145,724	58,200,005	6,282,671	58,680,150
Redemptions	(23,201,898)	(225,452,946)	(21,545,328)	(202,790,469)
Net increase (decrease)	(6,298,654)	$(63,120,659)	(6,175,443)	$(58,281,519)
Class E
Sales	98,429	$967,729	180,902	$1,752,223
Reinvestments	57,558	552,552	61,569	582,446
Redemptions	(374,329)	(3,673,461)	(265,811)	(2,537,560)
Net increase (decrease)	(218,342)	$(2,153,180)	(23,340)	$(202,891)
Increase (decrease) derived from capital shares transactions		$(271,000,232)		$(83,752,115)
See accompanying notes to financial statements.
BHFTI-433

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.92	$9.64	$11.63	$12.53	$12.00
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.44	0.38	0.28	0.25	0.29
Net realized and unrealized gain (loss)	(0.18)	0.21	(1.94)	(0.39)	0.75
Total income (loss) from investment operations	0.26	0.59	(1.66)	(0.14)	1.04
Less Distributions
Distributions from net investment income	(0.30)	(0.31)	(0.33)	(0.25)	(0.51)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.51)	0.00
Total distributions	(0.30)	(0.31)	(0.33)	(0.76)	(0.51)
Net Asset Value, End of Period	$9.88	$9.92	$9.64	$11.63	$12.53
Total Return (%) (b)	2.73	6.22	(14.34)	(1.13)	8.82
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61	0.57	0.52	0.50	0.59
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51	0.51	0.51	0.50	0.51
Net ratio of expenses to average net assets (%) (c)	0.57	0.54	0.48	0.46	0.55
Net ratio of expenses to average net assets excluding interest expense (%) (c) (d)	0.48	0.48	0.47	0.46	0.47
Ratio of net investment income (loss) to average net assets (%)	4.43	3.94	2.72	2.06	2.38
Portfolio turnover rate (%)	603 (e)	524 (e)	423 (e)	326 (e)	504 (e)
Net assets, end of period (in millions)	$1,674.9	$1,886.1	$1,857.1	$2,488.0	$2,424.1

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.72	$9.44	$11.39	$12.29	$11.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.41	0.35	0.25	0.21	0.26
Net realized and unrealized gain (loss)	(0.18)	0.21	(1.90)	(0.38)	0.73
Total income (loss) from investment operations	0.23	0.56	(1.65)	(0.17)	0.99
Less Distributions
Distributions from net investment income	(0.28)	(0.28)	(0.30)	(0.22)	(0.48)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.51)	0.00
Total distributions	(0.28)	(0.28)	(0.30)	(0.73)	(0.48)
Net Asset Value, End of Period	$9.67	$9.72	$9.44	$11.39	$12.29
Total Return (%) (b)	2.43	6.05	(14.56)	(1.39)	8.51
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86	0.82	0.77	0.75	0.84
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76	0.76	0.76	0.75	0.76
Net ratio of expenses to average net assets (%) (c)	0.82	0.79	0.73	0.71	0.80
Net ratio of expenses to average net assets excluding interest expense (%) (c) (d)	0.73	0.73	0.72	0.71	0.72
Ratio of net investment income (loss) to average net assets (%)	4.18	3.69	2.47	1.81	2.13
Portfolio turnover rate (%)	603 (e)	524 (e)	423 (e)	326 (e)	504 (e)
Net assets, end of period (in millions)	$1,967.8	$2,038.4	$2,038.5	$2,738.3	$2,765.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-434

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.85	$9.56	$11.52	$12.42	$11.90
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.42	0.36	0.25	0.23	0.27
Net realized and unrealized gain (loss)	(0.17)	0.21	(1.91)	(0.39)	0.74
Total income (loss) from investment operations	0.25	0.57	(1.66)	(0.16)	1.01
Less Distributions
Distributions from net investment income	(0.29)	(0.28)	(0.30)	(0.23)	(0.49)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.51)	0.00
Total distributions	(0.29)	(0.28)	(0.30)	(0.74)	(0.49)
Net Asset Value, End of Period	$9.81	$9.85	$9.56	$11.52	$12.42
Total Return (%) (b)	2.59	6.13	(14.45)	(1.30)	8.63
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76	0.72	0.67	0.65	0.74
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66	0.66	0.66	0.65	0.66
Net ratio of expenses to average net assets (%) (c)	0.72	0.69	0.63	0.61	0.70
Net ratio of expenses to average net assets excluding interest expense (%) (c) (d)	0.63	0.63	0.62	0.61	0.62
Ratio of net investment income (loss) to average net assets (%)	4.28	3.79	2.39	1.92	2.23
Portfolio turnover rate (%)	603 (e)	524 (e)	423 (e)	326 (e)	504 (e)
Net assets, end of period (in millions)	$17.6	$19.8	$19.4	$77.2	$35.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(d)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for each of the years ended December 31, 2024 through 2020 (see Note 6 of the Notes to
Financial Statements).

(e)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 30%, 24%, 23%, 28%, and 34% for the years ended December 31, 2024,
2023, 2022, 2021, and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-435

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—57.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.1%
Airbus SE	1,650	$262,980
Axon Enterprise, Inc. (a)	511	303,697
BAE Systems PLC	10,381	148,926
Boeing Co. (a)	624	110,448
General Dynamics Corp.	1,017	267,969
General Electric Co.	8,325	1,388,527
HEICO Corp. (b)	677	160,950
Howmet Aerospace, Inc.	15,711	1,718,312
Huntington Ingalls Industries, Inc. (b)	633	119,618
Kongsberg Gruppen ASA	2,369	266,480
Rolls-Royce Holdings PLC (a)	22,684	161,395
RTX Corp.	6,905	799,047
Safran SA	1,420	310,193
TransDigm Group, Inc.	603	764,170
		6,782,712
Air Freight & Logistics — 0.1%
DSV AS	1,072	226,963
FedEx Corp.	867	243,913
InPost SA (a)	3,527	60,325
United Parcel Service, Inc. - Class B	2,111	266,197
		797,398
Automobile Components — 0.1%
Aptiv PLC (a) (b)	1,197	72,395
Bridgestone Corp.	1,500	50,429
Niterra Co. Ltd.	1,700	54,185
Sumitomo Electric Industries Ltd.	7,700	137,361
		314,370
Automobiles — 1.3%
Ferrari NV	1,091	468,084
Ford Motor Co.	10,353	102,495
General Motors Co.	4,773	254,258
Honda Motor Co. Ltd.	16,700	157,028
Isuzu Motors Ltd.	2,700	36,589
Mercedes-Benz Group AG	2,529	140,943
Rivian Automotive, Inc. - Class A (a) (b)	3,100	41,230
Stellantis NV	9,181	120,494
Suzuki Motor Corp.	8,700	98,691
Tesla, Inc. (a)	13,802	5,573,800
Toyota Motor Corp.	38,300	754,980
Yamaha Motor Co. Ltd.	5,800	51,014
		7,799,606
Banks — 3.2%
ANZ Group Holdings Ltd.	11,046	194,672
Banco Bilbao Vizcaya Argentaria SA	13,382	131,041
Banco Santander SA	88,115	407,564
Bank of America Corp.	30,200	1,327,290
Bank of Montreal (b)	2,729	264,936
Bank of Nova Scotia (b)	3,654	196,217
Barclays PLC	52,373	175,389
BNP Paribas SA	5,899	361,276
CaixaBank SA	15,195	82,422
Security Description	Shares	Value
Banks—(Continued)
Citigroup, Inc.	8,594	$604,932
Citizens Financial Group, Inc.	2,115	92,552
Commonwealth Bank of Australia	4,185	395,922
Danske Bank AS	2,467	69,797
DBS Group Holdings Ltd.	17,020	544,404
Erste Group Bank AG	3,089	190,856
Eurobank Ergasias Services & Holdings SA - Class A	14,032	32,316
Fifth Third Bancorp	1,586	67,056
First Horizon Corp.	3,146	63,360
HSBC Holdings PLC	86,157	846,291
ING Groep NV	17,822	278,678
Intesa Sanpaolo SpA	77,260	309,010
JPMorgan Chase & Co.	21,462	5,144,656
KBC Group NV	989	76,139
KeyCorp	3,249	55,688
Lloyds Banking Group PLC	191,948	130,942
M&T Bank Corp.	616	115,814
Mediobanca Banca di Credito Finanziario SpA	3,336	48,608
Mitsubishi UFJ Financial Group, Inc.	54,400	637,971
Mizuho Financial Group, Inc.	22,090	538,945
National Australia Bank Ltd.	10,733	245,839
National Bank of Canada	1,341	122,247
Nordea Bank Abp	12,176	132,521
NU Holdings Ltd. - Class A (a)	7,046	72,997
Oversea-Chinese Banking Corp. Ltd.	16,500	201,492
PNC Financial Services Group, Inc.	2,263	436,420
Popular, Inc.	598	56,248
Regions Financial Corp.	4,462	104,946
Royal Bank of Canada	7,929	956,036
Skandinaviska Enskilda Banken AB - Class A	5,854	80,215
Societe Generale SA	4,246	118,883
Standard Chartered PLC	11,404	140,483
Sumitomo Mitsui Financial Group, Inc.	20,200	486,438
Toronto-Dominion Bank	6,982	371,722
Truist Financial Corp.	8,120	352,246
U.S. Bancorp	17,838	853,191
UniCredit SpA	10,622	424,078
United Overseas Bank Ltd.	4,700	125,089
Wells Fargo & Co.	15,284	1,073,548
Westpac Banking Corp.	10,623	212,009
		19,951,392
Beverages — 0.6%
Anheuser-Busch InBev SA	4,215	210,902
Celsius Holdings, Inc. (a)	2,610	68,748
Coca-Cola Co.	26,250	1,634,325
Diageo PLC	8,169	259,585
Keurig Dr. Pepper, Inc.	4,060	130,407
Kirin Holdings Co. Ltd. (b)	24,900	323,138
Monster Beverage Corp. (a)	4,706	247,347
PepsiCo, Inc.	5,581	848,647
Pernod Ricard SA	864	96,632
		3,819,731
Biotechnology — 0.7%
AbbVie, Inc.	9,409	1,671,979
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-436

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Alnylam Pharmaceuticals, Inc. (a)	343	$80,711
Amgen, Inc.	2,175	566,892
Argenx SE (a)	163	100,641
Biogen, Inc. (a)	362	55,357
CSL Ltd.	1,288	224,364
Exact Sciences Corp. (a) (b)	21	1,180
Exelixis, Inc. (a)	3,476	115,751
Gilead Sciences, Inc.	4,688	433,031
Incyte Corp. (a)	989	68,310
Moderna, Inc. (a)	10	416
Neurocrine Biosciences, Inc. (a)	728	99,372
Regeneron Pharmaceuticals, Inc. (a)	404	287,781
United Therapeutics Corp. (a)	614	216,644
Vertex Pharmaceuticals, Inc. (a)	1,537	618,950
		4,541,379
Broadline Retail — 2.2%
Alibaba Group Holding Ltd.	6,000	63,675
Amazon.com, Inc. (a)	51,597	11,319,866
Dollarama, Inc.	3,632	354,445
eBay, Inc.	5,418	335,645
JD.com, Inc. - Class A	3,250	56,384
MercadoLibre, Inc. (a)	325	552,643
Next PLC	677	80,455
PDD Holdings, Inc. (ADR) (a) (b)	654	63,431
Prosus NV	4,298	170,450
Wesfarmers Ltd.	5,687	251,189
		13,248,183
Building Products — 0.5%
Armstrong World Industries, Inc.	931	131,578
Assa Abloy AB - Class B	12,243	359,926
Carlisle Cos., Inc.	357	131,676
Carrier Global Corp.	6,309	430,652
Cie de Saint-Gobain SA	5,379	473,489
Daikin Industries Ltd.	1,100	128,871
Lennox International, Inc.	160	97,488
Masco Corp.	1,333	96,736
Owens Corning	4,184	712,619
Sanwa Holdings Corp.	5,700	157,725
Trane Technologies PLC	1,782	658,182
		3,378,942
Capital Markets — 2.0%
Ameriprise Financial, Inc.	754	401,452
Bank of New York Mellon Corp.	6,898	529,973
Blackrock, Inc.	1,467	1,503,836
Blackstone, Inc. (b)	3,363	579,848
Brookfield Asset Management Ltd. - Class A (b)	2,220	120,402
Brookfield Corp.	4,602	264,508
Charles Schwab Corp.	5,438	402,466
CME Group, Inc.	895	207,846
Coinbase Global, Inc. - Class A (a)	1,207	299,698
Deutsche Bank AG	7,754	133,633
Deutsche Boerse AG	573	132,035
Evercore, Inc. - Class A	290	80,385
Security Description	Shares	Value
Capital Markets—(Continued)
Futu Holdings Ltd. (ADR)	571	$45,674
Goldman Sachs Group, Inc.	1,531	876,681
Hong Kong Exchanges & Clearing Ltd.	6,000	227,774
Intercontinental Exchange, Inc.	4,392	654,452
Japan Exchange Group, Inc.	2,800	31,118
London Stock Exchange Group PLC	959	135,034
Macquarie Group Ltd.	1,814	249,071
Moody's Corp.	2,325	1,100,585
Morgan Stanley	12,026	1,511,909
MSCI, Inc.	952	571,210
Nomura Holdings, Inc.	22,000	127,936
S&P Global, Inc.	2,551	1,270,475
State Street Corp.	1,293	126,908
Stifel Financial Corp.	569	60,360
Swissquote Group Holding SA	153	58,586
Tradeweb Markets, Inc. - Class A	698	91,382
UBS Group AG	16,505	503,300
		12,298,537
Chemicals — 0.9%
Air Liquide SA	3,472	561,328
Air Products & Chemicals, Inc.	569	165,033
Albemarle Corp. (b)	42	3,615
BASF SE	2,600	114,331
Corteva, Inc.	2,302	131,122
Dow, Inc.	2,721	109,194
DuPont de Nemours, Inc.	4,294	327,417
Ecolab, Inc.	3,981	932,828
Givaudan SA	36	157,762
International Flavors & Fragrances, Inc.	902	76,264
Linde PLC	2,370	992,248
Mitsubishi Gas Chemical Co., Inc.	1,500	26,624
Novonesis (Novozymes) - B Shares	1,900	107,225
Resonac Holdings Corp.	4,700	118,045
RPM International, Inc.	720	88,603
Sherwin-Williams Co.	2,898	985,117
Shin-Etsu Chemical Co. Ltd.	11,500	380,303
Sika AG	623	148,048
Toray Industries, Inc.	13,200	83,261
		5,508,368
Commercial Services & Supplies — 0.5%
Brambles Ltd.	6,725	79,948
Cintas Corp.	5,298	967,945
Copart, Inc. (a)	3,924	225,198
Japan Elevator Service Holdings Co. Ltd.	6,900	126,760
Republic Services, Inc.	1,948	391,899
Rollins, Inc.	5,683	263,407
Veralto Corp.	1,285	130,877
Waste Connections, Inc.	805	138,101
Waste Management, Inc.	3,195	644,719
		2,968,854
Communications Equipment — 0.7%
Accton Technology Corp.	3,000	70,440
Arista Networks, Inc. (a)	17,556	1,940,465
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-437

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Communications Equipment—(Continued)
Cisco Systems, Inc.	18,264	$1,081,229
Motorola Solutions, Inc.	2,171	1,003,501
Nokia OYJ	24,441	107,985
Telefonaktiebolaget LM Ericsson - B Shares	11,673	94,357
		4,297,977
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA	1,608	80,695
Eiffage SA	524	45,990
HOCHTIEF AG	1,204	161,784
Obayashi Corp.	6,100	80,480
Quanta Services, Inc.	659	208,277
Taisei Corp.	1,100	46,166
Vinci SA	3,371	345,967
		969,359
Construction Materials — 0.1%
CRH PLC	4,640	429,293
Holcim AG	916	87,830
James Hardie Industries PLC (a)	4,161	128,414
		645,537
Consumer Finance — 0.4%
American Express Co.	6,153	1,826,149
Capital One Financial Corp.	1,441	256,959
Discover Financial Services	1,944	336,759
		2,419,867
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	2,542	2,329,158
Dollar General Corp.	521	39,502
Dollar Tree, Inc. (a) (b)	366	27,428
Endeavour Group Ltd.	34,749	90,350
Kesko OYJ - B Shares	4,382	82,586
Koninklijke Ahold Delhaize NV	4,755	155,074
Kroger Co.	1,915	117,102
Loblaw Cos. Ltd.	2,642	347,690
Seven & i Holdings Co. Ltd.	10,400	163,029
Sysco Corp. (b)	2,088	159,649
Target Corp.	1,869	252,651
Walgreens Boots Alliance, Inc. (b)	998	9,311
Walmart, Inc.	31,851	2,877,738
Woolworths Group Ltd.	5,985	112,811
		6,764,079
Containers & Packaging — 0.1%
Ball Corp.	9,908	546,228
International Paper Co. (b)	4,077	219,424
Packaging Corp. of America	441	99,283
		864,935
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	31,308	712,883
Cellnex Telecom SA (a)	2,159	68,059
Deutsche Telekom AG	29,241	875,100
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Koninklijke KPN NV	82,246	$299,326
Nippon Telegraph & Telephone Corp.	40,900	40,922
Verizon Communications, Inc.	18,122	724,699
		2,720,989
Electric Utilities — 0.9%
Constellation Energy Corp.	1,814	405,810
Duke Energy Corp.	2,819	303,719
Edison International	6,014	480,158
Enel SpA	23,994	171,626
Eversource Energy	2,253	129,390
Exelon Corp.	11,087	417,315
Hydro One Ltd.	8,947	275,546
Iberdrola SA (b)	51,104	703,700
NextEra Energy, Inc.	20,533	1,472,011
Redeia Corp. SA	7,006	119,693
Southern Co.	5,579	459,263
Terna - Rete Elettrica Nazionale	42,531	335,881
		5,274,112
Electrical Equipment — 1.0%
ABB Ltd.	16,409	882,658
Acuity Brands, Inc.	212	61,932
Eaton Corp. PLC	2,367	785,536
Emerson Electric Co.	6,425	796,250
Fuji Electric Co. Ltd.	1,200	64,215
Fujikura Ltd.	4,200	171,695
Furukawa Electric Co. Ltd.	1,400	58,316
GE Vernova, Inc.	4,965	1,633,137
HD Hyundai Electric Co. Ltd.	505	128,169
Hubbell, Inc.	249	104,304
Legrand SA	1,078	104,324
Nexans SA	584	62,580
NIDEC Corp.	5,000	89,744
Prysmian SpA	1,514	97,131
Schneider Electric SE	3,485	861,481
Vertiv Holdings Co. - Class A	2,264	257,213
Vestas Wind Systems AS (a)	5,194	71,144
Voltronic Power Technology Corp.	1,000	56,528
		6,286,357
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. - Class A	7,999	555,530
CDW Corp.	579	100,769
Celestica, Inc. (a)	1,181	108,993
Corning, Inc.	3,882	184,473
Delta Electronics, Inc.	5,000	65,103
Dexerials Corp.	4,400	67,692
E Ink Holdings, Inc.	6,000	49,436
Fabrinet (a)	241	52,991
Jabil, Inc.	485	69,791
Keyence Corp.	700	284,832
Keysight Technologies, Inc. (a)	762	122,400
Lotes Co. Ltd.	1,000	59,236
Murata Manufacturing Co. Ltd.	8,100	129,457
Yokogawa Electric Corp.	8,300	176,470
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-438

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Zebra Technologies Corp. - Class A (a)	1,547	$597,482
		2,624,655
Energy Equipment & Services — 0.1%
Saipem SpA (a)	23,394	60,896
Schlumberger NV	8,789	336,970
Tenaris SA	4,109	77,468
		475,334
Entertainment — 1.1%
Capcom Co. Ltd.	1,900	41,417
Electronic Arts, Inc.	2,816	411,981
Liberty Media Corp.-Liberty Formula One - Class C (a)	6,102	565,411
Netflix, Inc. (a)	3,696	3,294,319
Nintendo Co. Ltd.	6,100	355,317
ROBLOX Corp. - Class A (a)	1,240	71,746
Roku, Inc. (a)	573	42,597
Sea Ltd. (ADR) (a)	3,043	322,862
Spotify Technology SA (a)	986	441,117
Take-Two Interactive Software, Inc. (a)	637	117,259
Walt Disney Co.	7,388	822,654
Warner Bros Discovery, Inc. (a)	8,403	88,820
		6,575,500
Financial Services — 1.8%
Adyen NV (a)	47	69,339
Apollo Global Management, Inc.	1,277	210,909
Berkshire Hathaway, Inc. - Class B (a)	5,067	2,296,770
Block, Inc. (a)	4,667	396,648
Fidelity National Information Services, Inc.	1,652	133,432
Fiserv, Inc. (a)	2,980	612,152
Global Payments, Inc.	879	98,501
Mastercard, Inc. - Class A	4,890	2,574,927
MGIC Investment Corp.	2,600	61,646
PayPal Holdings, Inc. (a)	4,338	370,248
Radian Group, Inc.	1,855	58,841
Visa, Inc. - Class A (b)	12,409	3,921,740
		10,805,153
Food Products — 0.3%
Ajinomoto Co., Inc.	1,100	44,760
Archer-Daniels-Midland Co.	1,677	84,722
Conagra Brands, Inc.	3,289	91,270
Danone SA	2,634	177,227
General Mills, Inc.	1,566	99,864
Mondelez International, Inc. - Class A	8,845	528,312
Nestle SA (b)	9,114	747,344
		1,773,499
Gas Utilities — 0.0%
Atmos Energy Corp. (b)	1,216	169,352
Hong Kong & China Gas Co. Ltd.	82,857	66,252
		235,604
Security Description	Shares	Value
Ground Transportation — 0.6%
Canadian National Railway Co.	2,793	$283,623
Canadian Pacific Kansas City Ltd. (b)	3,796	274,853
CSX Corp.	8,909	287,494
Norfolk Southern Corp.	746	175,086
Old Dominion Freight Line, Inc.	985	173,754
TFI International, Inc.	575	77,699
Uber Technologies, Inc. (a)	16,197	977,003
Union Pacific Corp.	5,006	1,141,568
		3,391,080
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	6,838	773,446
Align Technology, Inc. (a)	250	52,128
Baxter International, Inc. (b)	2,033	59,282
Becton Dickinson & Co.	869	197,150
Boston Scientific Corp. (a)	18,584	1,659,923
Dexcom, Inc. (a)	1,112	86,480
Edwards Lifesciences Corp. (a)	1,692	125,259
EssilorLuxottica SA	966	234,737
GE HealthCare Technologies, Inc.	1,456	113,830
Hoya Corp.	2,200	273,372
IDEXX Laboratories, Inc. (a)	335	138,502
Intuitive Surgical, Inc. (a)	2,463	1,285,588
Koninklijke Philips NV (a)	4,062	103,075
Medtronic PLC	4,913	392,451
Olympus Corp.	6,000	89,367
ResMed, Inc.	884	202,162
Solventum Corp. (a)	473	31,246
Stryker Corp.	3,253	1,171,243
Sysmex Corp.	3,900	71,559
TransMedics Group, Inc. (a)	1,752	109,237
Zimmer Biomet Holdings, Inc.	880	92,954
		7,262,991
Health Care Providers & Services — 1.0%
Cencora, Inc. (b)	1,146	257,483
Centene Corp. (a)	1,568	94,990
Cigna Group	1,370	378,312
CVS Health Corp.	3,090	138,710
DaVita, Inc. (a)	336	50,249
Elevance Health, Inc.	1,047	386,238
HCA Healthcare, Inc.	2,443	733,267
Hims & Hers Health, Inc. (a) (b)	6,037	145,975
Humana, Inc.	320	81,187
McKesson Corp.	763	434,841
UnitedHealth Group, Inc.	6,327	3,200,576
		5,901,828
Health Care REITs — 0.2%
Omega Healthcare Investors, Inc.	3,269	123,732
Ventas, Inc.	8,597	506,277
Welltower, Inc.	5,324	670,984
		1,300,993
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-439

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Technology — 0.0%
Veeva Systems, Inc. - Class A (a)	536	$112,694
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. - Class A (a)	956	125,628
Amadeus IT Group SA	1,836	129,158
Aristocrat Leisure Ltd.	4,149	175,206
Booking Holdings, Inc.	369	1,833,347
Chipotle Mexican Grill, Inc. (a)	5,025	303,007
Compass Group PLC	4,604	153,042
Delivery Hero SE (a)	27	760
DoorDash, Inc. - Class A (a)	486	81,527
Evolution AB	786	60,331
Flutter Entertainment PLC (a)	527	135,782
Galaxy Entertainment Group Ltd.	14,000	58,984
Hilton Worldwide Holdings, Inc.	1,014	250,620
InterContinental Hotels Group PLC	1,393	173,523
Las Vegas Sands Corp. (b)	1,814	93,167
Marriott International, Inc. - Class A	946	263,877
McDonald's Corp. (b)	2,824	818,649
Meituan - Class B (a)	3,000	58,205
Oriental Land Co. Ltd.	3,900	84,229
Royal Caribbean Cruises Ltd. (b)	762	175,786
Starbucks Corp.	4,848	442,380
Texas Roadhouse, Inc.	1,653	298,251
Yum! Brands, Inc.	1,126	151,064
		5,866,523
Household Durables — 0.3%
DR Horton, Inc.	2,053	287,050
Garmin Ltd.	345	71,160
Lennar Corp. - Class A	1,931	263,330
NVR, Inc. (a)	63	515,271
PulteGroup, Inc.	610	66,429
Sekisui House Ltd.	3,300	78,564
Sony Group Corp.	26,400	557,722
Sumitomo Forestry Co. Ltd.	1,800	60,573
Toll Brothers, Inc.	248	31,235
		1,931,334
Household Products — 0.8%
Church & Dwight Co., Inc.	2,304	241,252
Clorox Co.	535	86,889
Colgate-Palmolive Co.	10,178	925,282
Essity AB - Class B	4,498	120,261
Kimberly-Clark Corp.	2,720	356,429
Procter & Gamble Co.	18,068	3,029,100
Reckitt Benckiser Group PLC	1,972	119,125
		4,878,338
Independent Power and Renewable Electricity Producers — 0.1%
Orsted AS (a)	929	41,982
RWE AG	2,886	86,173
Vistra Corp.	1,321	182,126
		310,281
Security Description	Shares	Value
Industrial Conglomerates — 0.4%
3M Co.	2,758	$356,030
Hitachi Ltd.	30,500	749,647
Honeywell International, Inc.	1,632	368,653
Lifco AB - B Shares	6,644	192,506
Sekisui Chemical Co. Ltd.	12,700	219,155
Siemens AG	4,187	817,645
		2,703,636
Industrial REITs — 0.1%
Prologis, Inc.	4,269	451,233
Insurance — 1.6%
Aflac, Inc.	5,462	564,989
AIA Group Ltd.	58,800	425,355
Allianz SE	2,063	632,192
Allstate Corp.	875	168,691
American International Group, Inc.	1,324	96,387
Aon PLC - Class A	1,136	408,006
Arch Capital Group Ltd.	1,475	136,216
ASR Nederland NV	1,487	70,523
Assurant, Inc.	717	152,879
Assured Guaranty Ltd.	477	42,935
AXA SA	11,978	425,881
Axis Capital Holdings Ltd.	701	62,123
Chubb Ltd.	4,333	1,197,208
Dai-ichi Life Holdings, Inc.	4,100	108,915
Fairfax Financial Holdings Ltd.	50	69,568
Generali	6,135	173,372
Great-West Lifeco, Inc.	1,743	57,803
Hartford Financial Services Group, Inc.	1,399	153,051
Loews Corp.	4,048	342,825
Manulife Financial Corp.	16,819	516,698
Markel Group, Inc. (a)	147	253,756
Marsh & McLennan Cos., Inc.	2,916	619,387
MS&AD Insurance Group Holdings, Inc.	5,900	128,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,063	534,697
NN Group NV	1,911	83,225
Primerica, Inc.	266	72,198
Progressive Corp.	2,750	658,927
Prudential Financial, Inc.	1,151	136,428
Prudential PLC	7,852	62,599
Reinsurance Group of America, Inc.	515	110,019
Sun Life Financial, Inc.	2,215	131,518
T&D Holdings, Inc.	5,200	94,866
Tokio Marine Holdings, Inc. (b)	6,000	214,876
Unum Group	923	67,407
Willis Towers Watson PLC	450	140,958
Zurich Insurance Group AG	1,127	669,618
		9,785,088
Interactive Media & Services — 3.4%
Alphabet, Inc. - Class A	35,692	6,756,496
Alphabet, Inc. - Class C	31,910	6,076,940
Auto Trader Group PLC	4,115	40,735
Bilibili, Inc. (ADR) (a) (b)	3,020	54,692
Match Group, Inc. (a) (b)	1,328	43,439
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-440

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services—(Continued)
Meta Platforms, Inc. - Class A	12,795	$7,491,600
Pinterest, Inc. - Class A (a)	1,939	56,231
Snap, Inc. - Class A (a) (b)	3,562	38,363
Tencent Holdings Ltd.	2,600	138,947
		20,697,443
IT Services — 0.8%
Accenture PLC - Class A	2,493	877,013
Cloudflare, Inc. - Class A (a)	2,585	278,353
Cognizant Technology Solutions Corp. - Class A	1,350	103,815
Gartner, Inc. (a)	1,243	602,196
International Business Machines Corp.	6,906	1,518,146
MongoDB, Inc. (a)	212	49,356
Nomura Research Institute Ltd.	2,600	76,488
Okta, Inc. (a)	1,150	90,620
Shopify, Inc. - Class A (a)	5,467	581,861
Snowflake, Inc. - Class A (a)	3,351	517,428
Twilio, Inc. - Class A (a)	643	69,495
VeriSign, Inc. (a)	741	153,357
		4,918,128
Leisure Products — 0.0%
Shimano, Inc.	700	94,431
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	1,285	172,627
Bachem Holding AG	523	33,296
Danaher Corp.	4,320	991,656
Illumina, Inc. (a)	488	65,211
IQVIA Holdings, Inc. (a)	1,732	340,355
Lonza Group AG (b)	202	119,043
Mettler-Toledo International, Inc. (a)	50	61,184
Thermo Fisher Scientific, Inc.	2,751	1,431,153
West Pharmaceutical Services, Inc.	256	83,855
		3,298,380
Machinery — 1.0%
Atlas Copco AB - A Shares	19,493	298,184
Caterpillar, Inc.	3,225	1,169,901
Cummins, Inc.	933	325,244
Daimler Truck Holding AG	2,544	97,102
Deere & Co.	1,621	686,818
Ebara Corp.	7,800	119,401
FANUC Corp. (b)	3,900	101,880
Illinois Tool Works, Inc.	2,194	556,311
IMI PLC	1,609	36,522
Komatsu Ltd.	9,000	248,603
NGK Insulators Ltd.	2,500	31,581
Otis Worldwide Corp.	5,169	478,701
PACCAR, Inc.	2,057	213,969
Parker-Hannifin Corp.	1,881	1,196,372
Pentair PLC	2,148	216,175
Snap-on, Inc.	312	105,918
Techtronic Industries Co. Ltd.	8,000	105,461
Volvo AB - B Shares	9,143	221,849
Security Description	Shares	Value
Machinery—(Continued)
Yangzijiang Shipbuilding Holdings Ltd.	76,400	$167,376
		6,377,368
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd.	3,100	107,658
Media — 0.2%
Charter Communications, Inc. - Class A (a)	230	78,837
Comcast Corp. - Class A	15,653	587,457
Omnicom Group, Inc.	1,063	91,461
Trade Desk, Inc. - Class A (a) (b)	4,464	524,654
		1,282,409
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd.	3,344	261,620
Anglo American PLC	7,709	228,399
ATI, Inc. (a)	2,235	123,014
BHP Group Ltd.	11,089	270,632
Franco-Nevada Corp.	823	96,714
Freeport-McMoRan, Inc.	5,824	221,778
Mitsui Mining & Smelting Co. Ltd.	1,600	46,764
Newmont Corp.	3,672	136,672
Nucor Corp.	1,462	170,630
Rio Tinto Ltd.	1,477	107,421
Rio Tinto PLC	7,447	438,357
Steel Dynamics, Inc.	2,038	232,475
		2,334,476
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. (b)	3,211	101,885
Consolidated Edison, Inc.	3,354	299,277
Dominion Energy, Inc.	2,945	158,618
E.ON SE	8,418	98,017
Engie SA	8,394	133,062
National Grid PLC	20,498	242,907
NiSource, Inc.	3,738	137,409
Sempra	5,260	461,407
WEC Energy Group, Inc.	2,425	228,047
		1,860,629
Office REITs — 0.0%
Nippon Building Fund, Inc. (b)	227	176,512
Oil, Gas & Consumable Fuels — 1.9%
BP PLC	72,271	356,127
Canadian Natural Resources Ltd.	9,802	302,628
Cenovus Energy, Inc.	4,915	74,505
Chevron Corp.	7,740	1,121,062
ConocoPhillips	13,806	1,369,141
Coterra Energy, Inc.	28,603	730,521
Enbridge, Inc. (b)	13,218	561,014
ENEOS Holdings, Inc.	15,400	80,032
Eni SpA	18,839	257,333
EOG Resources, Inc.	4,366	535,184
Exxon Mobil Corp.	17,344	1,865,694
Galp Energia SGPS SA	3,714	61,571
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-441

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Gaztransport Et Technigaz SA	1,405	$187,189
Hess Corp.	1,306	173,711
Inpex Corp.	14,600	182,870
Keyera Corp.	5,862	179,271
Kinder Morgan, Inc.	11,553	316,552
Marathon Petroleum Corp.	1,275	177,863
Occidental Petroleum Corp. (b)	1,735	85,726
OMV AG	1,559	60,247
Phillips 66	1,292	147,198
Repsol SA	7,114	86,531
Shell PLC	40,023	1,244,801
Suncor Energy, Inc.	5,082	181,403
TC Energy Corp. (b)	4,137	192,798
TotalEnergies SE	10,715	595,421
Valero Energy Corp.	1,019	124,919
Williams Cos., Inc.	4,287	232,012
Woodside Energy Group Ltd.	6,195	95,815
		11,579,139
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ	4,104	112,882
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. - Class A	639	47,912
Kao Corp. (b)	3,500	141,465
L'Oreal SA	967	341,407
Shiseido Co. Ltd.	2,300	40,846
Unilever PLC	11,126	630,093
		1,201,723
Pharmaceuticals — 2.3%
Astellas Pharma, Inc.	9,300	90,225
AstraZeneca PLC	6,353	826,999
Bayer AG	2,181	43,624
Bristol-Myers Squibb Co.	25,121	1,420,844
Chugai Pharmaceutical Co. Ltd.	2,700	118,788
Daiichi Sankyo Co. Ltd.	8,400	230,893
Eli Lilly & Co.	4,569	3,527,268
GSK PLC	17,500	293,119
Johnson & Johnson	8,993	1,300,568
Merck & Co., Inc.	14,976	1,489,812
Novartis AG	8,645	841,351
Novo Nordisk AS - Class B	13,510	1,162,768
Pfizer, Inc.	19,336	512,984
Recordati Industria Chimica e Farmaceutica SpA	2,253	118,034
Richter Gedeon Nyrt	4,434	116,261
Roche Holding AG (b)	2,518	704,809
Sandoz Group AG	2,419	99,039
Sanofi SA	4,375	423,079
Takeda Pharmaceutical Co. Ltd.	6,400	169,671
Viatris, Inc.	6,561	81,684
Zoetis, Inc.	2,070	337,265
		13,909,085
Professional Services — 0.5%
Automatic Data Processing, Inc.	1,990	582,533
Security Description	Shares	Value
Professional Services—(Continued)
Bureau Veritas SA	4,892	$148,693
Experian PLC	3,158	135,099
Leidos Holdings, Inc.	1,694	244,038
MEITEC Group Holdings, Inc.	2,800	52,487
Paychex, Inc.	3,403	477,169
Recruit Holdings Co. Ltd.	8,200	570,529
RELX PLC	10,776	488,315
SS&C Technologies Holdings, Inc.	2,307	174,824
Verisk Analytics, Inc.	488	134,410
Wolters Kluwer NV	794	131,695
		3,139,792
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	2,883	378,509
CK Asset Holdings Ltd.	25,500	104,742
CoStar Group, Inc. (a)	1,351	96,718
Mitsubishi Estate Co. Ltd.	2,600	35,862
Mitsui Fudosan Co. Ltd.	18,100	143,936
Vonovia SE	2,386	72,412
		832,179
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc. (b)	3,460	230,436
Retail REITs — 0.1%
Kimco Realty Corp.	8,758	205,200
Simon Property Group, Inc.	2,663	458,595
		663,795
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. (a) (b)	9,474	1,144,364
Advantest Corp.	4,900	279,790
Analog Devices, Inc.	2,319	492,695
Applied Materials, Inc.	3,664	595,876
ASM International NV	101	57,625
ASML Holding NV	1,660	1,167,448
Broadcom, Inc.	21,904	5,078,223
First Solar, Inc. (a) (b)	1,900	334,856
Infineon Technologies AG	3,605	117,094
Intel Corp.	8,786	176,159
KLA Corp.	656	413,359
Lam Research Corp.	9,997	722,083
Lasertec Corp.	200	18,917
Marvell Technology, Inc.	4,354	480,899
Microchip Technology, Inc.	1,970	112,980
Micron Technology, Inc.	4,735	398,498
Monolithic Power Systems, Inc.	104	61,537
NVIDIA Corp.	135,572	18,205,964
NXP Semiconductors NV	1,355	281,637
QUALCOMM, Inc.	4,676	718,327
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	700	138,243
Texas Instruments, Inc.	6,997	1,312,008
Tokyo Electron Ltd.	2,200	333,389
		32,641,971
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-442

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Software — 5.5%
Adobe, Inc. (a)	3,130	$1,391,848
AppLovin Corp. - Class A (a)	416	134,713
Atlassian Corp. - Class A (a)	377	91,754
Autodesk, Inc. (a)	1,035	305,915
Cadence Design Systems, Inc. (a)	3,688	1,108,096
Check Point Software Technologies Ltd. (a)	475	88,683
Constellation Software, Inc.	196	606,075
Crowdstrike Holdings, Inc. - Class A (a)	1,956	669,265
Datadog, Inc. - Class A (a)	2,501	357,368
DocuSign, Inc. (a)	972	87,422
Fair Isaac Corp. (a)	402	800,354
Fortinet, Inc. (a)	5,637	532,584
HubSpot, Inc. (a) (b)	203	141,444
Intuit, Inc.	1,923	1,208,606
Manhattan Associates, Inc. (a)	274	74,046
Microsoft Corp.	39,119	16,488,659
Nice Ltd. (ADR) (a) (b)	361	61,312
Nutanix, Inc. - Class A (a)	3,473	212,478
Oracle Corp.	12,269	2,044,506
Palantir Technologies, Inc. - Class A (a)	9,723	735,350
Palo Alto Networks, Inc. (a) (b)	2,990	544,060
Progress Software Corp. (b)	946	61,632
Roper Technologies, Inc.	532	276,560
Salesforce, Inc.	6,551	2,190,196
SAP SE	5,098	1,247,649
ServiceNow, Inc. (a)	1,460	1,547,775
Synopsys, Inc. (a)	682	331,016
Workday, Inc. - Class A (a)	619	159,721
Zscaler, Inc. (a)	836	150,823
		33,649,910
Specialized REITs — 0.5%
American Tower Corp.	3,138	575,541
Crown Castle, Inc.	1,140	103,466
Digital Realty Trust, Inc.	2,375	421,159
Equinix, Inc.	1,165	1,098,467
Extra Space Storage, Inc. (b)	2,215	331,364
Public Storage	644	192,839
SBA Communications Corp.	412	83,966
Weyerhaeuser Co.	4,283	120,566
		2,927,368
Specialty Retail — 1.0%
AutoZone, Inc. (a)	113	361,826
Carvana Co. (a)	193	39,248
Home Depot, Inc.	5,536	2,153,449
Industria de Diseno Textil SA	8,322	426,057
Lowe's Cos., Inc.	1,780	439,304
O'Reilly Automotive, Inc. (a)	861	1,020,974
Ross Stores, Inc.	1,145	173,204
Sanrio Co. Ltd.	2,300	80,165
TJX Cos., Inc.	11,602	1,401,638
Tractor Supply Co. (b)	4,360	231,341
		6,327,206
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	75,282	$18,852,119
Asia Vital Components Co. Ltd.	3,000	56,476
Dell Technologies, Inc. - Class C	1,092	125,842
Hewlett Packard Enterprise Co.	3,491	74,533
HP, Inc.	7,319	238,819
NetApp, Inc.	1,400	162,512
Pure Storage, Inc. - Class A (a) (b)	1,795	110,267
Seagate Technology Holdings PLC (b)	853	73,622
Xiaomi Corp. - Class B (a)	36,200	159,495
		19,853,685
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	510	125,240
Asics Corp.	7,600	147,971
Cie Financiere Richemont SA - Class A	1,597	242,750
Hermes International SCA (b)	81	193,249
Kering SA	245	60,044
Lululemon Athletica, Inc. (a) (b)	322	123,136
LVMH Moet Hennessy Louis Vuitton SE	1,013	662,390
NIKE, Inc. - Class B	5,104	386,220
		1,941,000
Trading Companies & Distributors — 0.4%
Ashtead Group PLC	1,919	118,694
Fastenal Co.	8,966	644,745
Ferguson Enterprises, Inc.	842	146,082
ITOCHU Corp.	3,400	167,354
Mitsubishi Corp.	18,700	305,925
Mitsui & Co. Ltd.	16,700	346,509
Rexel SA	1,029	25,976
Sumitomo Corp.	14,200	305,305
United Rentals, Inc.	436	307,136
WW Grainger, Inc.	141	148,621
		2,516,347
Wireless Telecommunication Services — 0.2%
KDDI Corp.	10,000	318,737
SoftBank Group Corp.	3,400	195,316
T-Mobile U.S., Inc.	3,920	865,262
Vodafone Group PLC	87,843	74,911
		1,454,226
Total Common Stocks (Cost $280,079,051)		352,166,626

Corporate Bonds & Notes—32.7%
Aerospace/Defense — 0.8%
Boeing Co.
3.250%, 02/01/35 (b)	1,000,000	796,256
5.805%, 05/01/50	500,000	465,077
Howmet Aerospace, Inc.
4.850%, 10/15/31 (b)	1,500,000	1,469,957
RTX Corp.
1.900%, 09/01/31 (b)	1,000,000	818,078
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-443

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Aerospace/Defense—(Continued)
RTX Corp.
6.400%, 03/15/54 (b)	1,000,000	$1,087,567
		4,636,935
Agriculture — 0.2%
BAT Capital Corp.
4.390%, 08/15/37 (b)	1,303,000	1,124,047
Apparel — 0.1%
Tapestry, Inc.
3.050%, 03/15/32 (b)	600,000	511,134
5.500%, 03/11/35 (b)	157,000	152,708
		663,842
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
2.900%, 02/16/28 (b)	1,136,000	1,048,346
4.000%, 11/13/30 (b)	200,000	180,164
6.054%, 11/05/31	934,000	926,343
General Motors Financial Co., Inc.
5.450%, 09/06/34 (b)	619,000	600,726
5.750%, 02/08/31 (b)	647,000	655,520
5.950%, 04/04/34 (b)	2,000,000	2,010,449
Mercedes-Benz Finance North America LLC
5.100%, 11/15/29 (144A) (b)	999,000	995,837
		6,417,385
Banks — 9.3%
Bank of America Corp.
2.884%, 3M TSFR + 1.452%, 10/22/30 (b) (c)	4,226,000	3,819,013
2.972%, SOFR + 1.330%, 02/04/33 (c)	4,836,000	4,156,718
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	1,097,000	1,056,238
Bank of New York Mellon Corp.
5.188%, SOFR + 1.418%, 03/14/35 (b) (c)	1,049,000	1,038,380
Barclays PLC
2.667%, 1Y H15 + 1.200%, 03/10/32 (b) (c)	2,477,000	2,099,136
Citibank NA
5.570%, 04/30/34 (b)	3,470,000	3,510,597
ING Groep NV
5.335%, SOFR + 1.440%, 03/19/30 (c)	1,248,000	1,252,971
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A) (b)	2,344,000	2,450,752
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (c)	2,080,000	1,724,054
2.739%, 3M TSFR + 1.510%, 10/15/30 (c)	6,243,000	5,623,791
3.650%, 5Y H15 + 2.850%, 06/01/26 (c)	1,081,000	1,048,662
KeyCorp
2.550%, 10/01/29 (b)	1,417,000	1,260,418
Lloyds Banking Group PLC
5.721%, 1Y H15 + 1.070%, 06/05/30 (c)	2,413,000	2,453,379
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (c)	1,000,000	957,651
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	1,172,000	1,041,333
2.943%, SOFR + 1.290%, 01/21/33 (b) (c)	4,900,000	4,198,164
Security Description	Principal Amount*	Value
Banks—(Continued)
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	2,070,000	$2,078,924
Truist Financial Corp.
1.950%, 06/05/30 (b)	1,224,000	1,044,858
5.711%, SOFR + 1.922%, 01/24/35 (b) (c)	1,022,000	1,029,820
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (c)	2,159,000	2,066,667
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	4,426,000	3,849,656
3.126%, 08/13/30 (144A)	375,000	342,653
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	6,744,000	5,912,110
3.900%, 5Y H15 + 3.453%, 03/15/26 (c)	1,080,000	1,049,350
5.389%, SOFR + 2.020%, 04/24/34 (c)	2,420,000	2,393,075
		57,458,370
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	9,294,000	7,846,615
Building Materials — 0.2%
Trane Technologies Financing Ltd.
5.250%, 03/03/33 (b)	1,000,000	1,002,694
Chemicals — 0.1%
Huntsman International LLC
5.700%, 10/15/34 (b)	486,000	463,298
Computers — 0.3%
Hewlett Packard Enterprise Co.
4.550%, 10/15/29	2,040,000	1,988,573
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (b)	1,247,000	1,154,672
4.950%, 09/10/34	550,000	523,640
Aircastle Ltd.
6.500%, 07/18/28 (144A) (b)	1,773,000	1,832,456
Avolon Holdings Funding Ltd.
5.150%, 01/15/30 (144A)	1,078,000	1,056,557
5.750%, 11/15/29 (144A)	3,113,000	3,150,990
Discover Financial Services
6.700%, 11/29/32 (b)	1,425,000	1,518,733
		9,237,048
Electric — 1.4%
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	367,431
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/50	1,429,000	894,934
Pacific Gas & Electric Co.
3.300%, 08/01/40 (b)	3,059,000	2,288,965
PG&E Energy Recovery Funding LLC
2.280%, 01/15/38	1,624,000	1,277,992
2.822%, 07/15/48	2,151,000	1,507,705
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-444

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
Sempra
3.800%, 02/01/38 (b)	2,000,000	$1,652,966
Southern California Edison Co.
4.200%, 03/01/29	500,000	484,875
5.500%, 03/15/40 (b)	335,000	326,455
		8,801,323
Electronics — 0.4%
Keysight Technologies, Inc.
3.000%, 10/30/29 (b)	2,718,000	2,477,922
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (b)	1,370,000	1,207,253
5.141%, 03/15/52 (b)	1,124,000	835,137
		2,042,390
Environmental Control — 0.2%
Republic Services, Inc.
5.000%, 12/15/33 (b)	500,000	491,854
Waste Management, Inc.
4.950%, 03/15/35 (b)	500,000	487,474
		979,328
Gas — 0.2%
NiSource, Inc.
1.700%, 02/15/31 (b)	1,231,000	1,006,560
Healthcare-Products — 0.2%
Abbott Laboratories
1.400%, 06/30/30	500,000	422,625
4.900%, 11/30/46	500,000	466,715
Stryker Corp.
4.250%, 09/11/29 (b)	556,000	540,961
		1,430,301
Healthcare-Services — 0.8%
HCA, Inc.
2.375%, 07/15/31 (b)	2,000,000	1,659,872
4.625%, 03/15/52 (b)	1,220,000	952,065
UnitedHealth Group, Inc.
3.700%, 08/15/49	3,334,000	2,423,071
		5,035,008
Insurance — 2.1%
AIA Group Ltd.
3.375%, 04/07/30 (144A)	1,132,000	1,049,463
American International Group, Inc.
4.375%, 06/30/50 (b)	1,228,000	1,014,832
Beacon Funding Trust
6.266%, 08/15/54 (144A)	2,235,000	2,207,205
Hartford Financial Services Group, Inc.
2.900%, 09/15/51	3,318,000	2,062,175
MassMutual Global Funding II
4.350%, 09/17/31 (144A) (b)	1,516,000	1,455,598
Security Description	Principal Amount*	Value
Insurance—(Continued)
Northwestern Mutual Global Funding
5.160%, 05/28/31 (144A)	1,908,000	$1,912,088
Principal Life Global Funding II
4.950%, 11/27/29 (144A) (b)	605,000	602,564
Prudential Financial, Inc.
5.125%, 5Y H15 + 3.162%, 03/01/52 (b) (c)	1,827,000	1,738,614
Prudential Funding Asia PLC
2.950%, 5Y H15 + 1.517%, 11/03/33 (c)	1,161,000	1,055,866
		13,098,405
Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp.
4.375%, 08/16/29	979,000	964,088
Machinery-Diversified — 0.3%
Ingersoll Rand, Inc.
5.450%, 06/15/34 (b)	1,000,000	1,006,752
John Deere Capital Corp.
5.050%, 06/12/34 (b)	1,000,000	995,613
		2,002,365
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51 (b)	3,269,000	2,042,011
6.550%, 06/01/34 (b)	1,172,000	1,198,847
		3,240,858
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
4.200%, 11/21/34 (b)	1,000,000	925,707
Oil & Gas — 1.7%
BP Capital Markets America, Inc.
4.812%, 02/13/33	1,069,000	1,033,380
BP Capital Markets PLC
6.125%, 5Y H15 + 1.674%, 03/18/35 (c)	1,059,000	1,040,535
Coterra Energy, Inc.
5.400%, 02/15/35 (b)	1,078,000	1,045,327
Diamondback Energy, Inc.
3.125%, 03/24/31 (b)	2,336,000	2,064,870
4.250%, 03/15/52	1,585,000	1,195,255
Expand Energy Corp.
5.700%, 01/15/35	546,000	535,890
Marathon Petroleum Corp.
4.500%, 04/01/48	1,000,000	780,761
Occidental Petroleum Corp.
5.550%, 10/01/34	1,000,000	972,674
6.625%, 09/01/30 (b)	1,000,000	1,046,496
Ovintiv, Inc.
6.500%, 08/15/34 (b)	1,000,000	1,035,901
		10,751,089
Pharmaceuticals — 1.9%
AbbVie, Inc.
4.250%, 11/21/49	3,705,000	3,012,325
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-445

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Becton Dickinson & Co.
5.081%, 06/07/29 (b)	1,500,000	$1,509,639
Eli Lilly & Co.
3.375%, 03/15/29 (b)	750,000	714,268
4.600%, 08/14/34 (b)	2,000,000	1,920,157
4.875%, 02/27/53 (b)	1,000,000	905,296
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33	2,000,000	1,943,362
5.300%, 05/19/53 (b)	2,000,000	1,872,646
		11,877,693
Pipelines — 1.6%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	1,126,000	1,057,119
Cheniere Energy, Inc.
4.625%, 10/15/28	536,000	524,374
5.650%, 04/15/34 (b)	1,045,000	1,051,002
Energy Transfer LP
4.950%, 05/15/28 (b)	598,000	596,941
5.550%, 05/15/34	2,000,000	1,989,759
ONEOK, Inc.
4.350%, 03/15/29	903,000	879,114
5.050%, 11/01/34 (b)	2,167,000	2,072,421
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	1,000,000	968,675
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34 (144A) (b)	707,000	687,627
		9,827,032
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.
2.950%, 03/15/34 (b)	500,000	411,627
4.750%, 04/15/35 (b)	599,000	561,538
American Tower Corp.
2.100%, 06/15/30 (b)	750,000	642,704
5.400%, 01/31/35	750,000	741,813
Boston Properties LP
5.750%, 01/15/35 (b)	1,000,000	980,335
Equinix, Inc.
2.150%, 07/15/30 (b)	1,824,000	1,569,791
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34	2,405,000	2,366,390
Highwoods Realty LP
4.200%, 04/15/29 (b)	500,000	474,602
7.650%, 02/01/34	500,000	554,949
Host Hotels & Resorts LP
5.500%, 04/15/35 (b)	412,000	403,297
5.700%, 07/01/34 (b)	500,000	499,180
Kilroy Realty LP
2.500%, 11/15/32 (b)	500,000	387,954
Kimco Realty OP LLC
4.850%, 03/01/35 (b)	1,047,000	997,108
Piedmont Operating Partnership LP
3.150%, 08/15/30	750,000	643,309
9.250%, 07/20/28 (b)	750,000	822,917
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Prologis LP
1.750%, 07/01/30	1,000,000	$842,890
Realty Income Corp.
4.900%, 07/15/33 (b)	500,000	484,416
Regency Centers LP
5.100%, 01/15/35 (b)	1,511,000	1,475,333
		14,860,153
Retail — 0.7%
Genuine Parts Co.
4.950%, 08/15/29 (b)	1,000,000	996,905
Lowe's Cos., Inc.
2.625%, 04/01/31 (b)	850,000	738,285
5.000%, 04/15/33 (b)	850,000	836,815
Tractor Supply Co.
1.750%, 11/01/30 (b)	632,000	528,813
5.250%, 05/15/33 (b)	950,000	949,441
		4,050,259
Semiconductors — 0.8%
Analog Devices, Inc.
5.050%, 04/01/34 (b)	1,000,000	999,152
Broadcom, Inc.
2.600%, 02/15/33 (144A) (b)	3,032,000	2,506,241
Intel Corp.
3.250%, 11/15/49	1,000,000	596,967
5.200%, 02/10/33 (b)	600,000	580,096
		4,682,456
Software — 0.8%
Fiserv, Inc.
3.500%, 07/01/29	750,000	703,694
5.625%, 08/21/33 (b)	750,000	763,223
Oracle Corp.
4.200%, 09/27/29 (b)	1,839,000	1,776,422
4.700%, 09/27/34 (b)	1,839,000	1,742,909
		4,986,248
Telecommunications — 1.3%
AT&T, Inc.
3.500%, 06/01/41 (b)	2,658,000	2,036,734
4.850%, 03/01/39 (b)	1,000,000	925,629
Motorola Solutions, Inc.
2.750%, 05/24/31 (b)	1,000,000	865,953
5.400%, 04/15/34 (b)	1,000,000	1,000,405
Rogers Communications, Inc.
4.550%, 03/15/52 (b)	1,914,000	1,530,099
Verizon Communications, Inc.
3.550%, 03/22/51 (b)	2,187,000	1,545,443
		7,904,263
Total Corporate Bonds & Notes (Cost $217,356,999)		201,782,255
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-446

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Mutual Funds—5.1%

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 5.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (b) (Cost $32,126,504)	295,399	$31,560,429

Preferred Stocks—0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA	5,226	458,738
Life Sciences Tools & Services — 0.0%
Sartorius AG	172	38,338
Total Preferred Stocks (Cost $511,134)		497,076

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	208	0

Short-Term Investments—2.8%
Repurchase Agreement—2.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $17,165,928; collateralized by U.S. Treasury Notes at 4.250%, maturing 12/31/26, with a market value of $17,506,379	17,162,829	17,162,829
Total Short-Term Investments (Cost $17,162,829)		17,162,829

Securities Lending Reinvestments (d)—12.0%
Certificates of Deposit—1.1%
Mitsubishi UFJ Trust & Banking Corp.
4.750%, SOFR + 0.220%, 01/27/25 (c)	1,000,000	999,999
Standard Chartered Bank
4.730%, SOFR + 0.360%, 01/23/25 (c)	1,000,000	999,998
Sumitomo Mitsui Banking Corp.
4.590%, SOFR + 0.220%, 01/21/25 (c)	2,000,000	2,000,044
Westpac Banking Corp.
4.700%, SOFR + 0.330%, 04/28/25 (c)	2,500,000	2,501,300
		6,501,341
Commercial Paper—0.3%
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (c)	2,000,000	2,000,118
Repurchase Agreements—4.1%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $900,223; collateralized by various Common Stock with an aggregate market value of $1,002,158	900,000	900,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $2,000,496; collateralized by various Common Stock with an aggregate market value of $2,227,017	2,000,000	$2,000,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $2,000,501; collateralized by various Common Stock with an aggregate market value of $2,227,017	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $2,000,456; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $2,040,000	2,000,000	2,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $1,000,246; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $1,024,299	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $4,101,938; collateralized by various Common Stock with an aggregate market value of $4,400,001	4,000,000	4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $6,660,648; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $6,792,200	6,659,020	6,659,020
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $5,001,256; collateralized by various Common Stock with an aggregate market value of $5,577,199	5,000,000	5,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $2,000,492; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $2,040,502	2,000,000	2,000,000
		25,559,020

Mutual Funds—6.5%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (e)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (e)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (e)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (e)	2,000,000	2,000,000
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-447

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (d)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (e)	5,000,000	$5,000,000
		40,000,000
Total Securities Lending Reinvestments (Cost $74,059,094)		74,060,479
Total Investments—109.9% (Cost $621,295,611)		677,229,694
Other assets and liabilities (net)—(9.9)%		(61,173,276)
Net Assets—100.0%		$616,056,418

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $113,733,155 and the collateral received consisted of cash in the amount of $74,059,129 and non-cash collateral with a value of $43,428,890. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$24,099,687, which is 3.9% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$7,889,747	$460,286,429	$7 ,843,702	$890,048,397
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(4,190,823)	$—	$—	$—	$(4,190,823)
Corporate Bonds & Notes	(59,327,617)	—	—	—	(59,327,617)
Mutual Funds	(10,540,689)	—	—	—	(10,540,689)
Total Borrowings	$(74,059,129)	$—	$—	$—	$(74,059,129)
Gross amount of recognized liabilities for securities lending transactions					$(74,059,129)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,592,000	JPMC	01/23/25	USD	2,993,911	$(151,640)
AUD	8,884,000	UBSA	01/23/25	USD	5,795,939	(297,086)
CAD	7,292,000	JPMC	01/23/25	USD	5,239,860	(163,163)
CAD	9,066,181	UBSA	01/23/25	USD	6,504,995	(193,111)
CHF	13,902,000	JPMC	01/23/25	USD	15,825,155	(477,629)
CHF	4,510,000	JPMC	01/23/25	USD	5,133,898	(154,950)
CHF	3,276,000	JPMC	01/23/25	USD	3,727,118	(110,481)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-448

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Forward Foreign Currency Exchange Contracts  — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	166,000	JPMC	01/23/25	USD	188,964	$(5,703)
DKK	9,189,000	GSI	01/23/25	USD	1,307,151	(29,456)
EUR	13,278,103	JPMC	01/23/25	USD	14,067,574	(302,519)
EUR	11,911,000	JPMC	01/23/25	USD	12,553,220	(205,404)
EUR	19,000	JPMC	01/23/25	USD	20,130	(433)
GBP	4,546,000	JPMC	01/23/25	USD	5,735,512	(45,349)
GBP	6,411,161	UBSA	01/23/25	USD	8,129,057	(104,298)
JPY	1,347,299,000	JPMC	01/23/25	USD	8,798,862	(219,872)
JPY	1,912,987,344	JPMC	01/23/25	USD	12,386,483	(205,445)
NOK	9,591,000	GSI	01/23/25	USD	871,818	(29,312)
SEK	21,498,000	GSI	01/23/25	USD	1,971,617	(26,487)

Contracts to Deliver
AUD	3,086,000	JPMC	01/23/25	USD	2,004,309	94,194
AUD	4,586,000	JPMC	01/23/25	USD	2,981,849	143,292
CAD	7,282,000	JPMC	01/23/25	USD	5,221,216	151,480
CAD	4,240,000	UBSA	01/23/25	USD	3,034,741	82,848
CHF	1,837,000	JPMC	01/23/25	USD	2,083,711	55,701
CHF	3,285,000	JPMC	01/23/25	USD	3,697,881	71,308
DKK	4,604,000	UBSA	01/23/25	USD	651,076	10,908
EUR	1,239,000	JPMC	01/23/25	USD	1,301,477	17,039
EUR	5,025,000	JPMC	01/23/25	USD	5,247,617	38,333
EUR	11,955,000	UBSA	01/23/25	USD	12,484,415	90,986
GBP	2,624,000	JPMC	01/23/25	USD	3,287,680	3,257
GBP	4,571,000	JPMC	01/23/25	USD	5,727,084	5,628
JPY	347,823,000	JPMC	01/23/25	USD	2,270,273	55,493
JPY	751,865,000	JPMC	01/23/25	USD	4,892,841	105,304
JPY	1,340,289,000	JPMC	01/23/25	USD	8,721,901	187,548
JPY	2,364,723,000	JPMC	01/23/25	USD	15,311,445	253,959
SGD	8,197,000	JPMC	01/23/25	USD	6,135,792	128,434

Cross Currency Contracts to Buy
JPY	2,366,512,667	GSI	01/23/25	CHF	13,471,099	197,062
Net Unrealized Depreciation						$(1,029,564)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	03/21/25	258	EUR	12,592,980	$(322,361)
FTSE 100 Index Futures	03/21/25	50	GBP	4,090,250	(111,800)
Nikkei 225 Index Futures	03/13/25	18	JPY	718,200,000	60,581
S&P 500 Index E-Mini Futures	03/21/25	41	USD	12,168,288	(416,225)
S&P TSX 60 Index Futures	03/20/25	31	CAD	9,207,620	(189,425)
SPI 200 Index Futures	03/20/25	19	AUD	3,870,300	(37,071)
TOPIX Index Futures	03/13/25	18	JPY	501,570,000	43,081
U.S. Treasury Note 2 Year Futures	03/31/25	237	USD	48,729,422	15,382
U.S. Treasury Note 5 Year Futures	03/31/25	17	USD	1,807,180	(18,090)
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	36	USD	4,007,250	(86,732)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-449

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Schatz Futures	03/06/25	(295)	EUR	(31,560,575)	$125,264
U.S. Treasury Long Bond Futures	03/20/25	(9)	USD	(1,024,594)	22,976
U.S. Treasury Note 10 Year Futures	03/20/25	(197)	USD	(21,423,750)	209,409
U.S. Treasury Ultra Long Bond Futures	03/20/25	(7)	USD	(832,344)	28,611
Net Unrealized Depreciation					$(676,400)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M SOFR	Quarterly	3.650%	Quarterly	01/24/35	USD	190,400,000	$(5,940,351)	$—	$(5,940,351)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a) (b)	$103,662	Unrealized depreciation on futures contracts (a) (b)	$1,076,882
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,692,774	Unrealized depreciation on forward foreign currency exchange contracts	2,722,338
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (b) (c)	5,940,351
	Unrealized appreciation on futures contracts (a) (b)	401,642	Unrealized depreciation on futures contracts (a) (b)	104,822
Total		$2,198,078		$9,844,393

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$197,062	$(85,255)	$—	$111,807
JPMorgan Chase Bank NA	1,310,970	(1,310,970)	—	—
UBS AG	184,742	(184,742)	—	—
	$1,692,774	$(1,580,967)	$—	$111,807
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-450

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Goldman Sachs International	$85,255	$(85,255)	$—	$—
JPMorgan Chase Bank NA	2,042,588	(1,310,970)	—	731,618
UBS AG	594,495	(184,742)	—	409,753
	$2,722,338	$(1,580,967)	$—	$1,141,371

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(5,043,617)	$(5,043,617)
Futures contracts	(481,642)	16,360,560	—	15,878,918
Swap contracts	(10,575,305)	—	—	(10,575,305)
	$(11,056,947)	$16,360,560	$(5,043,617)	$259,996

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(3,051,467)	$(3,051,467)
Futures contracts	(1,915,521)	(4,132,338)	—	(6,047,859)
Swap contracts	(7,202,757)	—	—	(7,202,757)
	$(9,118,278)	$(4,132,338)	$(3,051,467)	$(16,302,083)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$209,821,189
Futures contracts long	222,030,818
Futures contracts short	(102,837,223)
Swap contracts	290,983,333

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,632,738	$1,149,974	$—	$6,782,712
Air Freight & Logistics	510,110	287,288	—	797,398
Automobile Components	72,395	241,975	—	314,370
Automobiles	5,971,783	1,827,823	—	7,799,606
Banks	12,332,102	7,619,290	—	19,951,392
Beverages	2,929,474	890,257	—	3,819,731
Biotechnology	4,216,374	325,005	—	4,541,379
Broadline Retail	12,626,030	622,153	—	13,248,183
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-451

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Building Products	$2,258,931	$1,120,011	$—	$3,378,942
Capital Markets	10,700,050	1,598,487	—	12,298,537
Chemicals	3,811,441	1,696,927	—	5,508,368
Commercial Services & Supplies	2,762,146	206,708	—	2,968,854
Communications Equipment	4,025,195	272,782	—	4,297,977
Construction & Engineering	208,277	761,082	—	969,359
Construction Materials	429,293	216,244	—	645,537
Consumer Finance	2,419,867	—	—	2,419,867
Consumer Staples Distribution & Retail	6,160,229	603,850	—	6,764,079
Containers & Packaging	864,935	—	—	864,935
Diversified Telecommunication Services	1,437,582	1,283,407	—	2,720,989
Electric Utilities	3,943,212	1,330,900	—	5,274,112
Electrical Equipment	3,638,372	2,647,985	—	6,286,357
Electronic Equipment, Instruments & Components	1,792,429	832,226	—	2,624,655
Energy Equipment & Services	336,970	138,364	—	475,334
Entertainment	6,178,766	396,734	—	6,575,500
Financial Services	10,735,814	69,339	—	10,805,153
Food Products	804,168	969,331	—	1,773,499
Gas Utilities	169,352	66,252	—	235,604
Ground Transportation	3,391,080	—	—	3,391,080
Health Care Equipment & Supplies	6,490,881	772,110	—	7,262,991
Health Care Providers & Services	5,901,828	—	—	5,901,828
Health Care REITs	1,300,993	—	—	1,300,993
Health Care Technology	112,694	—	—	112,694
Hotels, Restaurants & Leisure	4,837,303	1,029,220	—	5,866,523
Household Durables	1,234,475	696,859	—	1,931,334
Household Products	4,638,952	239,386	—	4,878,338
Independent Power and Renewable Electricity Producers	182,126	128,155	—	310,281
Industrial Conglomerates	724,683	1,978,953	—	2,703,636
Industrial REITs	451,233	—	—	451,233
Insurance	6,159,977	3,625,111	—	9,785,088
Interactive Media & Services	20,517,761	179,682	—	20,697,443
IT Services	4,841,640	76,488	—	4,918,128
Leisure Products	—	94,431	—	94,431
Life Sciences Tools & Services	3,146,041	152,339	—	3,298,380
Machinery	4,949,409	1,427,959	—	6,377,368
Marine Transportation	—	107,658	—	107,658
Media	1,282,409	—	—	1,282,409
Metals & Mining	1,242,903	1,091,573	—	2,334,476
Multi-Utilities	1,386,643	473,986	—	1,860,629
Office REITs	—	176,512	—	176,512
Oil, Gas & Consumable Fuels	8,371,202	3,207,937	—	11,579,139
Paper & Forest Products	—	112,882	—	112,882
Personal Care Products	47,912	1,153,811	—	1,201,723
Pharmaceuticals	8,670,425	5,238,660	—	13,909,085
Professional Services	1,612,974	1,526,818	—	3,139,792
Real Estate Management & Development	475,227	356,952	—	832,179
Residential REITs	230,436	—	—	230,436
Retail REITs	663,795	—	—	663,795
Semiconductors & Semiconductor Equipment	30,667,708	1,974,263	—	32,641,971
Software	32,402,261	1,247,649	—	33,649,910
Specialized REITs	2,927,368	—	—	2,927,368
Specialty Retail	5,820,984	506,222	—	6,327,206
Technology Hardware, Storage & Peripherals	19,637,714	215,971	—	19,853,685
Textiles, Apparel & Luxury Goods	509,356	1,431,644	—	1,941,000
Trading Companies & Distributors	1,100,502	1,415,845	—	2,516,347
Wireless Telecommunication Services	865,262	588,964	—	1,454,226
Total Common Stocks	293,764,192	58,402,434	—	352,166,626
Total Corporate Bonds & Notes*	—	201,782,255	—	201,782,255
Total Mutual Funds*	31,560,429	—	—	31,560,429
Total Preferred Stocks*	—	497,076	—	497,076
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	17,162,829	—	17,162,829
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-452

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$6,501,341	$—	$6,501,341
Commercial Paper	—	2,000,118	—	2,000,118
Repurchase Agreements	—	25,559,020	—	25,559,020
Mutual Funds	40,000,000	—	—	40,000,000
Total Securities Lending Reinvestments	40,000,000	34,060,479	—	74,060,479
Total Investments	$365,324,621	$311,905,073	$—	$677,229,694
Collateral for Securities Loaned (Liability)	$—	$(74,059,129)	$—	$(74,059,129)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,692,774	$—	$1,692,774
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,722,338)	—	(2,722,338)
Total Forward Contracts	$—	$(1,029,564)	$—	$(1,029,564)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$505,304	$—	$—	$505,304
Futures Contracts (Unrealized Depreciation)	(1,181,704)	—	—	(1,181,704)
Total Futures Contracts	$(676,400)	$—	$—	$(676,400)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(5,940,351)	$—	$(5,940,351)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$625,652,981
Gross unrealized appreciation	77,579,089
Gross unrealized (depreciation)	(31,747,702)
Net unrealized appreciation (depreciation)	$45,831,387
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-453

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$677,229,694
Cash	154,572
Cash denominated in foreign currencies (c)	573,970
Cash collateral (d)	12,028,671
Unrealized appreciation on forward foreign currency exchange contracts	1,692,774
Receivable for:
Fund shares sold	3,571
Due from affiliate	36,749
Dividends and interest	2,879,373
Variation margin on futures contracts	49,064
Prepaid expenses	3,645
Total Assets	694,652,083
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	2,722,338
Collateral for securities loaned	74,059,129
Payable for:
Investments purchased	57,922
Fund shares redeemed	292,529
Variation margin on centrally cleared swap contracts	455,405
Accrued Expenses:
Management fees	341,789
Distribution and service fees	134,474
Deferred trustees’ fees	279,215
Other expenses	252,864
Total Liabilities	78,595,665
Net Assets	$616,056,418
Net Assets Consist of:
Paid in surplus	$531,456,829
Distributable earnings (Accumulated losses)	84,599,589
Net Assets	$616,056,418
Net Assets
Class B	$616,056,418
Capital Shares Outstanding*
Class B	50,174,678
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$12.28

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $621,295,611.
(b)	Includes securities loaned at value of $113,733,155.
(c)	Identified cost of cash denominated in foreign currencies was $587,349.
(d)	Includes collateral of $3,402,517 for futures contracts and $8,626,154 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$9,361,051
Interest	20,387,248
Securities lending income	458,090
Total investment income	30,206,389
Expenses
Management fees	6,529,795
Administration fees	83,779
Custodian and accounting fees	193,597
Distribution and service fees—Class B	2,545,176
Audit and tax services	105,844
Legal	87,763
Trustees’ fees and expenses	74,205
Shareholder reporting	53,811
Insurance	9,189
Miscellaneous	49,647
Total expenses	9,732,806
Less management fee waiver	(180,638)
Net expenses	9,552,168
Net Investment Income	20,654,221
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	101,627,852
Futures contracts	15,878,918
Swap contracts	(10,575,305)
Foreign currency transactions	18,120
Forward foreign currency transactions	(5,043,617)
Net realized gain (loss)	101,905,968
Net change in unrealized appreciation (depreciation) on:
Investments	(706,774)
Futures contracts	(6,047,859)
Swap contracts	(7,202,757)
Foreign currency transactions	(60,476)
Forward foreign currency transactions	(3,051,467)
Net change in unrealized appreciation (depreciation)	(17,069,333)
Net realized and unrealized gain (loss)	84,836,635
Net Increase (Decrease) in Net Assets From Operations	$105,490,856

(a)	Net of foreign withholding taxes of $373,044.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-454

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$20,654,221	$23,106,871
Net realized gain (loss)	101,905,968	20,380,521
Net change in unrealized appreciation (depreciation)	(17,069,333)	102,085,662
Increase (decrease) in net assets from operations	105,490,856	145,573,054
From Distributions to Shareholders
Class B	(18,384,023)	(19,813,877)
Total distributions	(18,384,023)	(19,813,877)
Increase (decrease) in net assets from capital share transactions	(526,432,067)	(129,115,489)
Total increase (decrease) in net assets	(439,325,234)	(3,356,312)
Net Assets
Beginning of period	1,055,381,652	1,058,737,964
End of period	$616,056,418	$1,055,381,652

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	2,926,200	$35,274,607	1,044,126	$11,047,394
Reinvestments	1,542,284	18,384,023	1,863,958	19,813,877
Redemptions	(46,938,887)	(580,090,697)	(15,175,931)	(159,976,760)
Net increase (decrease)	(42,470,403)	$(526,432,067)	(12,267,847)	$(129,115,489)
Increase (decrease) derived from capital shares transactions		$(526,432,067)		$(129,115,489)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-455

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.39	$10.09	$13.78	$12.43	$13.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.23	0.18	0.13	0.10
Net realized and unrealized gain (loss)	0.86	1.27	(2.95)	1.28	0.10
Total income (loss) from investment operations	1.10	1.50	(2.77)	1.41	0.20
Less Distributions
Distributions from net investment income	(0.21)	(0.20)	(0.16)	(0.04)	(0.22)
Distributions from net realized capital gains	0.00	0.00	(0.76)	(0.02)	(0.67)
Total distributions	(0.21)	(0.20)	(0.92)	(0.06)	(0.89)
Net Asset Value, End of Period	$12.28	$11.39	$10.09	$13.78	$12.43
Total Return (%) (b)	9.70	15.02	(20.17)	11.42	2.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	0.96	0.94	0.93	0.94
Net ratio of expenses to average net assets (%) (c)	0.94	0.96	0.94	0.92	0.93
Ratio of net investment income (loss) to average net assets (%)	2.03	2.22	1.64	1.03	0.83
Portfolio turnover rate (%)	52	52	45	35	138
Net assets, end of period (in millions)	$616.1	$1,055.4	$1,058.7	$1,515.9	$1,606.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-456

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Brazil — 2.8%
Ambev SA (ADR)	378,100	$699,485
B3 SA - Brasil Bolsa Balcao	73,900	126,745
Cia De Sanena Do Parana	52,000	233,845
Cia Energetica de Minas Gerais (ADR)	27,600	48,852
CSN Mineracao SA	94,600	79,244
Embraer SA (a)	23,900	218,948
Itau Unibanco Holding SA	17,800	77,531
Itau Unibanco Holding SA (ADR) (b)	311,000	1,542,560
Kepler Weber SA	79,800	120,242
Klabin SA	121,170	455,413
NU Holdings Ltd. - Class A (a) (b)	76,000	787,360
Petroleo Brasileiro SA	147,100	941,908
Petroleo Brasileiro SA (ADR)	18,400	236,624
Rede D'Or Sao Luiz SA	128,600	528,956
Sao Martinho SA	4,476	16,849
Suzano SA	53,100	535,617
Telefonica Brasil SA	88,000	665,450
TIM SA	111,600	263,164
Vale SA	85,000	751,215
Vale SA (ADR)	66,600	590,742
Vibra Energia SA	229,500	662,827
WEG SA	56,100	512,603
		10,096,180
Chile — 0.3%
Cencosud SA	313,672	693,483
Empresas CMPC SA	229,621	360,174
SMU SA	1,136,221	182,444
		1,236,101
China — 27.2%
3SBio, Inc.	499,000	390,974
AAC Technologies Holdings, Inc.	129,500	625,311
Akeso, Inc. (a)	28,000	218,839
Alibaba Group Holding Ltd.	827,900	8,786,062
Aluminum Corp. of China Ltd. - Class A	153,700	154,491
Aluminum Corp. of China Ltd. - Class H	602,000	348,054
Andon Health Co. Ltd. - Class A	18,000	100,475
ANE Cayman, Inc. (a)	182,500	188,055
Anhui Conch Cement Co. Ltd. - Class H	191,501	491,900
Anhui Guangxin Agrochemical Co. Ltd. - Class A	12,180	20,082
Anhui Yingjia Distillery Co. Ltd. - Class A	5,700	42,033
Anker Innovations Technology Co. Ltd. - Class A	18,798	250,984
ANTA Sports Products Ltd.	35,200	349,845
Baidu, Inc. - Class A (a)	132,850	1,406,034
Bank of Changsha Co. Ltd. - Class A	41,800	50,836
Bank of China Ltd. - Class H	2,241,000	1,145,566
Bank of Hangzhou Co. Ltd. - Class A	82,200	164,321
Bank of Nanjing Co. Ltd. - Class A	68,500	99,859
Bank of Ningbo Co. Ltd. - Class A	27,400	91,058
Baoshan Iron & Steel Co. Ltd. - Class A	52,600	50,363
BeiGene Ltd. (a)	41,500	587,178
BeiGene Ltd. - Class A (a)	15,628	344,400
Bilibili, Inc. - Class Z (a)	21,640	392,944
Binjiang Service Group Co. Ltd.	12,000	31,135
BOC Aviation Ltd.	77,500	602,227
Security Description	Shares	Value
China — (Continued)
Bosideng International Holdings Ltd. (b)	1,088,000	$543,568
BYD Co. Ltd. - Class A	10,200	394,461
BYD Co. Ltd. - Class H (b)	68,000	2,318,612
CGN New Energy Holdings Co. Ltd. (b)	934,000	288,225
China Construction Bank Corp. - Class A	69,500	83,603
China Construction Bank Corp. - Class H	3,627,000	3,016,240
China East Education Holdings Ltd. (b)	310,500	109,440
China Feihe Ltd.	103,000	72,284
China Foods Ltd.	156,000	50,106
China Hongqiao Group Ltd.	210,500	318,759
China International Marine Containers Group Co. Ltd. - Class A	201,450	214,171
China Mengniu Dairy Co. Ltd.	76,000	169,572
China Merchants Bank Co. Ltd. - Class A	123,800	665,430
China Merchants Bank Co. Ltd. - Class H	326,500	1,672,724
China Nonferrous Mining Corp. Ltd.	140,000	94,463
China Overseas Land & Investment Ltd.	259,500	414,366
China Pacific Insurance Group Co. Ltd. - Class A	19,700	91,751
China Pacific Insurance Group Co. Ltd. - Class H	267,800	869,041
China Petroleum & Chemical Corp. - Class H	64,000	36,672
China Reinsurance Group Corp. - Class H	1,061,000	118,620
China Resources Land Ltd.	354,500	1,029,392
China Resources Power Holdings Co. Ltd.	380,000	924,791
China State Construction Engineering Corp. Ltd. - Class A	244,500	200,571
China Tower Corp. Ltd. - Class H	4,280,000	617,473
Chongqing Zhifei Biological Products Co. Ltd. - Class A	10,700	38,479
Contemporary Amperex Technology Co. Ltd. - Class A	17,520	637,113
COSCO SHIPPING Holdings Co. Ltd. - Class A	114,120	241,946
COSCO SHIPPING Holdings Co. Ltd. - Class H	347,200	572,237
Dian Diagnostics Group Co. Ltd. - Class A	11,200	17,376
Eastern Air Logistics Co. Ltd. - Class A	53,100	122,600
E-Commodities Holdings Ltd.	142,000	23,956
FinVolution Group (ADR)	54,100	367,339
Foxconn Industrial Internet Co. Ltd. - Class A	50,000	147,009
Full Truck Alliance Co. Ltd. (ADR)	9,500	102,790
Fuyao Glass Industry Group Co. Ltd. - Class H	21,200	152,659
Geely Automobile Holdings Ltd.	641,000	1,223,270
Goldcup Electric Apparatus Co. Ltd. - Class A	163,900	220,689
Goldwind Science & Technology Co. Ltd. - Class H	72,200	60,812
Great Wall Motor Co. Ltd. - Class H	45,146	79,412
Gree Electric Appliances, Inc. of Zhuhai - Class A	13,000	80,823
Guangdong Provincial Expressway Development Co. Ltd. - Class A	46,620	93,853
Guodian Nanjing Automation Co. Ltd. - Class A	125,280	115,240
H World Group Ltd. (ADR) (b)	8,900	293,967
Haidilao International Holding Ltd.	36,000	73,710
Haier Smart Home Co. Ltd. - Class A	65,800	256,285
Haier Smart Home Co. Ltd. - Class H (b)	166,400	591,165
Hansoh Pharmaceutical Group Co. Ltd.	44,000	97,938
Harbin Electric Co. Ltd. - Class H	402,000	131,031
Hebei Yangyuan Zhihui Beverage Co. Ltd. - Class A	6,200	19,372
Hello Group, Inc. (ADR)	7,500	57,825
Hengan International Group Co. Ltd.	168,000	485,651
Hengtong Optic-electric Co. Ltd. - Class A	27,400	64,582
Hisense Home Appliances Group Co. Ltd. - Class A	41,100	162,421
Hisense Home Appliances Group Co. Ltd. - Class H	67,000	211,967
Huadong Medicine Co. Ltd. - Class A	21,200	100,373
Huafon Chemical Co. Ltd. - Class A	104,100	116,502
See accompanying notes to financial statements.
BHFTI-457

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
HUTCHMED China Ltd. (a) (b)	60,500	$175,672
Industrial & Commercial Bank of China Ltd. - Class H	2,006,000	1,345,723
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	167,100	120,280
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. - Class A	175,300	103,891
Intco Medical Technology Co. Ltd. - Class A	88,000	304,204
JD.com, Inc. - Class A	154,704	2,683,928
Jiangsu Expressway Co. Ltd. - Class H	256,000	283,035
Jiangsu Linyang Energy Co. Ltd. - Class A	35,400	34,263
Jiangxi Ganyue Expressway Co. Ltd. - Class A	99,200	76,138
Jilin Yatai Group Co. Ltd. - Class A (a)	265,200	65,620
JNBY Design Ltd.	176,500	398,826
KE Holdings, Inc. (ADR)	17,800	327,876
Kingsoft Corp. Ltd.	214,600	929,893
Kuaishou Technology (a)	128,800	685,823
Kunlun Energy Co. Ltd.	910,000	979,851
Lenovo Group Ltd.	882,000	1,144,792
Li Auto, Inc. - Class A (a)	49,400	595,473
Longfor Group Holdings Ltd. (b)	251,500	324,004
Lonking Holdings Ltd.	235,000	45,655
Luxshare Precision Industry Co. Ltd. - Class A	25,200	140,507
Meihua Holdings Group Co. Ltd. - Class A	198,100	271,947
Meituan - Class B (a) (b)	225,110	4,367,534
Midea Group Co. Ltd. - Class A	18,317	188,501
Nanjing Iron & Steel Co. Ltd. - Class A	104,300	66,919
NetEase, Inc.	87,400	1,559,193
Newborn Town, Inc. (a)	136,000	65,157
Ningbo Boway Alloy Material Co. Ltd. - Class A	139,500	387,498
Ningbo Deye Technology Co. Ltd. - Class A	3,700	42,928
PDD Holdings, Inc. (ADR) (a)	25,400	2,463,546
PetroChina Co. Ltd. - Class H	1,564,000	1,230,468
PICC Property & Casualty Co. Ltd. - Class H	98,000	154,709
Ping An Insurance Group Co. of China Ltd. - Class A	80,900	582,202
Ping An Insurance Group Co. of China Ltd. - Class H (b)	434,500	2,557,347
Pop Mart International Group Ltd.	52,200	602,563
Power Construction Corp. of China Ltd. - Class A	394,600	294,627
Qifu Technology, Inc. (ADR)	25,200	967,176
Satellite Chemical Co. Ltd. - Class A	159,400	409,748
SF Holding Co. Ltd. - Class A	43,600	240,481
Shandong Bohui Paper Industrial Co. Ltd. - Class A	77,000	54,350
Shandong Nanshan Aluminum Co. Ltd. - Class A	263,000	140,688
Shandong Sun Paper Industry JSC Ltd. - Class A	27,400	55,749
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	28,000	80,467
Shanghai Tunnel Engineering Co. Ltd. - Class A	83,600	82,236
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	653,000	350,198
Shenzhen Desay Battery Technology Co. - Class A	118,400	380,879
Shenzhen Expressway Corp. Ltd. - Class A	72,800	134,362
Shenzhen Expressway Corp. Ltd. - Class H	156,000	147,015
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	7,000	244,134
Shenzhen Tagen Group Co. Ltd. - Class A	549,200	308,733
Sinopec Engineering Group Co. Ltd. - Class H	216,500	187,719
Sinotrans Ltd. - Class H	96,000	45,407
Sinotruk Hong Kong Ltd.	289,500	849,774
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	197,100	174,489
Sumec Corp. Ltd. - Class A	49,200	62,621
Security Description	Shares	Value
China — (Continued)
Sungrow Power Supply Co. Ltd. - Class A	14,800	$149,421
Sunny Optical Technology Group Co. Ltd.	14,900	132,099
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	53,400	213,214
Tangshan Sanyou Chemical Industries Co. Ltd. - Class A	488,600	360,953
TBEA Co. Ltd. - Class A	57,452	100,136
Tencent Holdings Ltd. (b)	317,900	16,988,982
Tencent Music Entertainment Group (ADR) (b)	69,100	784,285
Tian Di Science & Technology Co. Ltd. - Class A	55,200	46,664
Tianli International Holdings Ltd.	116,122	56,984
Tingyi Cayman Islands Holding Corp.	125,876	165,058
Trip.com Group Ltd. (a)	20,000	1,378,904
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	35,400	79,924
Vipshop Holdings Ltd. (ADR)	45,800	616,926
Want Want China Holdings Ltd.	75,000	43,778
Weichai Power Co. Ltd. - Class A	67,800	127,050
Weilong Delicious Global Holdings Ltd.	118,200	109,583
Western Mining Co. Ltd. - Class A	194,100	426,796
WuXi AppTec Co. Ltd. - Class A	22,391	168,612
WuXi AppTec Co. Ltd. - Class H (b)	98,700	718,699
Xiaomi Corp. - Class B (a)	900,200	3,966,233
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	100,200	217,364
XPeng, Inc. - Class A (a)	12,500	74,261
Xtep International Holdings Ltd.	492,000	357,323
Yealink Network Technology Corp. Ltd. - Class A	14,000	73,952
Yongjin Technology Group Co. Ltd.	80,400	201,138
Yum China Holdings, Inc. (b)	32,700	1,575,159
Yunnan Aluminium Co. Ltd. - Class A	21,700	40,160
Yunnan Jianzhijia Health Chain Co. Ltd. - Class A	7,800	24,623
Yunnan Yuntianhua Co. Ltd. - Class A	92,200	281,358
Yutong Bus Co. Ltd. - Class A	132,100	476,711
Zhejiang Chint Electrics Co. Ltd. - Class A	11,700	37,478
Zhejiang Hailide New Material Co. Ltd. - Class A	115,900	68,038
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	172,000	187,591
Zhongsheng Group Holdings Ltd.	144,000	258,828
Zijin Mining Group Co. Ltd. - Class H	58,000	106,150
ZTE Corp. - Class A	34,600	191,275
ZTE Corp. - Class H	105,000	328,340
		99,858,622
Czech Republic — 0.3%
CEZ AS	2,809	110,410
Komercni Banka AS	9,048	315,659
Moneta Money Bank AS	101,141	514,893
		940,962
Egypt — 0.0%
Eastern Co. SAE	241,085	139,894
Greece — 0.5%
Danaos Corp. (b)	558	44,679
Eurobank Ergasias Services & Holdings SA - Class A	349,742	805,452
Hellenic Telecommunications Organization SA	3,964	61,071
National Bank of Greece SA	45,494	359,926
OPAP SA	32,897	535,003
		1,806,131
See accompanying notes to financial statements.
BHFTI-458

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — 0.2%
Orient Overseas International Ltd.	4,000	$59,311
Sino Biopharmaceutical Ltd.	379,000	156,166
Skyworth Group Ltd.	210,340	85,888
United Laboratories International Holdings Ltd.	28,000	44,753
Wasion Holdings Ltd.	128,000	117,514
WH Group Ltd.	437,500	339,260
		802,892
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	52,826	169,471
MOL Hungarian Oil & Gas PLC	6,973	47,938
		217,409
India — 18.8%
360 ONE WAM Ltd.	24,172	352,451
Adani Power Ltd. (a)	110,354	678,616
Alkem Laboratories Ltd.	3,006	197,698
Amara Raja Energy & Mobility Ltd.	9,630	134,567
Apollo Hospitals Enterprise Ltd.	9,301	791,764
Arvind Ltd.	32,580	155,701
Ashok Leyland Ltd.	70,905	182,300
Aster DM Healthcare Ltd.	32,182	193,454
Aurobindo Pharma Ltd.	54,389	845,621
Axis Bank Ltd.	70,059	872,795
Bajaj Auto Ltd.	6,307	648,244
Bajaj Consumer Care Ltd.	60,048	138,707
Bajaj Finance Ltd.	4,020	320,614
Bank of Baroda	52,384	146,704
Bayer CropScience Ltd.	1,240	79,711
Bharat Electronics Ltd.	18,856	64,389
Bharat Petroleum Corp. Ltd.	220,997	752,606
Bharti Airtel Ltd.	149,478	2,778,668
Bombay Burmah Trading Co.	6,950	172,480
CESC Ltd.	123,023	266,246
Chambal Fertilisers & Chemicals Ltd.	59,482	341,982
Chennai Petroleum Corp. Ltd.	28,528	208,297
Cipla Ltd.	13,734	245,359
Coal India Ltd.	194,796	872,798
Colgate-Palmolive India Ltd.	22,407	701,081
Divi's Laboratories Ltd.	7,042	501,701
Dr. Reddy's Laboratories Ltd.	67,786	1,097,465
EID Parry India Ltd. (a)	33,491	348,312
Emami Ltd.	14,819	104,002
Embassy Office Parks (REIT)	42,888	185,273
EPL Ltd.	67,033	203,038
Finolex Cables Ltd.	16,653	229,525
Force Motors Ltd.	872	66,490
Fortis Healthcare Ltd.	26,288	220,857
GAIL India Ltd.	351,500	782,223
Glenmark Pharmaceuticals Ltd.	16,852	316,920
Grasim Industries Ltd.	18,313	522,166
Great Eastern Shipping Co. Ltd.	23,450	264,052
Gujarat Pipavav Port Ltd.	115,327	244,814
Gujarat State Petronet Ltd.	38,471	163,032
Havells India Ltd.	12,061	235,581
HCL Technologies Ltd.	77,756	1,746,335
Security Description	Shares	Value
India — (Continued)
HDFC Asset Management Co. Ltd.	4,906	$241,302
HDFC Bank Ltd.	168,155	3,476,578
HDFC Bank Ltd. (ADR)	20,500	1,309,130
Hero MotoCorp Ltd.	18,465	897,224
Hindalco Industries Ltd.	157,028	1,104,404
Hindustan Aeronautics Ltd.	10,562	514,593
Hindustan Unilever Ltd.	18,430	500,593
Hindustan Zinc Ltd.	12,500	64,775
ICICI Bank Ltd.	208,204	3,118,053
ICICI Bank Ltd. (ADR)	10,200	304,572
Indian Hotels Co. Ltd.	24,507	250,329
Indian Oil Corp. Ltd.	467,637	743,042
Indo Count Industries Ltd.	41,273	158,245
Indus Towers Ltd. (a)	239,040	951,918
Infosys Ltd.	8,037	176,605
Infosys Ltd. (ADR) (b)	180,600	3,958,752
InterGlobe Aviation Ltd. (a)	12,555	667,403
ITC Ltd.	181,024	1,023,736
Jindal Saw Ltd.	13,313	45,484
Jindal Stainless Ltd.	10,301	83,943
Jindal Steel & Power Ltd.	9,476	103,030
JSW Steel Ltd.	37,016	389,626
Karur Vysya Bank Ltd.	131,577	332,879
Kaveri Seed Co. Ltd.	16,027	162,210
KCP Ltd.	63,046	169,031
Kotak Mahindra Bank Ltd.	17,121	356,228
LG Balakrishnan & Bros Ltd.	3,207	47,067
LT Foods Ltd.	53,547	262,622
Lupin Ltd.	24,197	664,155
Mahindra & Mahindra Ltd.	64,187	2,254,426
Maruti Suzuki India Ltd.	658	83,375
Max Healthcare Institute Ltd.	32,438	427,386
Mphasis Ltd.	19,853	657,323
Muthoot Finance Ltd.	34,631	865,640
National Aluminium Co. Ltd.	139,228	343,952
Nava Ltd.	29,776	345,354
NCC Ltd.	39,746	127,122
NMDC Ltd.	535,281	409,684
NTPC Ltd.	381,234	1,482,186
Oil & Natural Gas Corp. Ltd.	341,729	953,981
Oil India Ltd.	55,916	281,985
Oracle Financial Services Software Ltd.	4,434	660,261
Page Industries Ltd.	82	45,485
Petronet LNG Ltd.	219,018	884,413
Power Finance Corp. Ltd.	150,675	787,206
Power Grid Corp. of India Ltd.	410,900	1,482,799
PTC India Ltd.	54,244	91,872
Raymond Ltd.	4,867	95,372
REC Ltd.	83,031	484,923
Reliance Industries Ltd.	233,800	3,314,386
Samvardhana Motherson International Ltd.	148,931	270,186
Shriram Finance Ltd.	12,476	420,420
State Bank of India	156,394	1,452,761
Sun Pharmaceutical Industries Ltd.	79,875	1,763,321
Sun TV Network Ltd.	13,748	109,538
Supreme Industries Ltd.	3,349	183,854
See accompanying notes to financial statements.
BHFTI-459

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
Surya Roshni Ltd.	9,596	$66,088
Tata Motors Ltd.	132,640	1,147,625
Tech Mahindra Ltd.	60,400	1,199,137
Torrent Power Ltd.	11,296	195,525
Triveni Turbine Ltd.	39,954	344,509
UltraTech Cement Ltd.	914	121,486
UPL Ltd.	62,293	366,204
UPL Ltd. (a)	7,786	20,462
Varun Beverages Ltd.	83,905	622,856
Vedanta Ltd.	184,803	959,598
Welspun Corp. Ltd.	22,417	212,353
Wipro Ltd.	326,442	1,147,342
Zensar Technologies Ltd.	20,644	181,018
Zomato Ltd. (a)	202,128	655,200
Zydus Lifesciences Ltd.	9,527	107,903
		69,078,685
Indonesia — 1.5%
Alamtri Resources Indonesia Tbk. PT	2,424,800	362,353
Astra International Tbk. PT	3,236,800	982,312
Bank Central Asia Tbk. PT	2,020,100	1,210,603
Bank Mandiri Persero Tbk. PT	3,203,200	1,127,622
Bank Rakyat Indonesia Persero Tbk. PT	2,450,300	618,299
Indofood Sukses Makmur Tbk. PT	1,680,600	802,572
Saratoga Investama Sedaya Tbk. PT	815,700	105,214
United Tractors Tbk. PT	114,000	189,539
		5,398,514
Kuwait — 0.5%
Ali Alghanim Sons Automotive Co. KSCC	37,245	124,432
Boursa Kuwait Securities Co. KPSC	29,730	221,787
Commercial Real Estate Co. KSC	328,638	157,469
Gulf Cables & Electrical Industries Group Co. KSCP	25,798	150,622
Kuwait Finance House KSCP	176,744	427,672
Kuwait Telecommunications Co.	54,984	95,998
Mezzan Holding Co. KSCC	37,436	109,285
National Bank of Kuwait SAKP	128,489	373,423
National Industries Group Holding SAK	114,520	92,122
National Investments Co. KSCP	231,426	190,399
		1,943,209
Malaysia — 1.3%
Aeon Co. M Bhd.	311,700	109,331
Alliance Bank Malaysia Bhd.	294,400	318,841
AMMB Holdings Bhd.	268,654	329,335
CIMB Group Holdings Bhd.	756,523	1,385,625
Eco World Development Group Bhd.	130,000	60,670
IJM Corp. Bhd.	340,000	231,402
KPJ Healthcare Bhd.	705,700	383,178
Mah Sing Group Bhd.	409,900	165,217
Malayan Banking Bhd.	556,267	1,273,631
Ta Ann Holdings Bhd.	82,800	79,251
Tenaga Nasional Bhd.	34,000	113,651
United Plantations Bhd.	31,300	217,657
Security Description	Shares	Value
Malaysia — (Continued)
YTL Corp. Bhd.	152,800	$91,356
		4,759,145
Mexico — 1.8%
America Movil SAB de CV - Series B	797,173	571,567
Arca Continental SAB de CV	108,300	896,120
Banco del Bajio SA	169,900	339,376
Cemex SAB de CV (ADR)	46,400	261,696
Coca-Cola Femsa SAB de CV	58,500	454,875
FIBRA Macquarie Mexico (REIT)	68,000	98,979
Fibra Uno Administracion SA de CV (REIT)	607,800	603,107
Fomento Economico Mexicano SAB de CV	49,200	419,796
Gruma SAB de CV - Class B	25,515	398,137
Grupo Financiero Banorte SAB de CV - Class O	142,100	915,666
Grupo Mexico SAB de CV - Series B	160,300	763,253
Kimberly-Clark de Mexico SAB de CV - Class A	74,000	104,198
Promotora y Operadora de Infraestructura SAB de CV	53,510	453,363
Regional SAB de CV	45,500	256,381
		6,536,514
Monaco — 0.1%
Costamare, Inc.	26,653	342,491
Peru — 0.2%
Credicorp Ltd.	3,800	696,616
Intercorp Financial Services, Inc. (b)	3,900	114,426
		811,042
Philippines — 0.5%
DMCI Holdings, Inc.	814,200	151,772
GT Capital Holdings, Inc.	16,180	183,366
International Container Terminal Services, Inc.	145,470	970,341
Metropolitan Bank & Trust Co.	186,980	231,568
PLDT, Inc.	8,030	179,310
Semirara Mining & Power Corp.	195,600	117,609
		1,833,966
Poland — 0.6%
Asseco Poland SA	2,129	49,573
Bank Handlowy w Warszawie SA	6,979	149,876
Bank Polska Kasa Opieki SA	14,790	493,326
Cyfrowy Polsat SA (a)	25,028	85,621
KRUK SA	870	87,581
Powszechna Kasa Oszczednosci Bank Polski SA	80,844	1,169,833
Santander Bank Polska SA	1,397	154,755
		2,190,565
Qatar — 0.9%
Gulf International Services QSC	177,880	162,649
Industries Qatar QSC	17,124	62,403
Ooredoo QPSC	181,271	574,856
Qatar Islamic Bank QPSC	128,893	756,153
Qatar National Bank QPSC	372,281	1,767,255
Vodafone Qatar QSC	183,583	92,271
		3,415,587
See accompanying notes to financial statements.
BHFTI-460

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Russia — 0.0%
Gazprom PJSC (a) (c) (d)	595,658	$0
LUKOIL PJSC (a) (c) (d)	28,706	0
Mobile TeleSystems PJSC (a) (c) (d)	253,200	0
Novolipetsk Steel PJSC (GDR) (a) (c) (d)	19,696	0
PhosAgro PJSC (a) (c) (d)	287	0
PhosAgro PJSC (GDR) (a) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (a) (c) (d)	77,745	0
Sberbank of Russia PJSC † (a) (c) (d)	879,480	0
Severstal PAO (GDR) (a) (c) (d)	30,364	0
		0
Saudi Arabia — 4.0%
ACWA Power Co.	832	88,878
Al Babtain Power & Telecommunication Co.	35,186	365,151
Al Rajhi Bank	75,687	1,902,504
Alinma Bank	121,531	936,302
Almunajem Foods Co.	12,813	326,665
Arab National Bank	184,728	1,034,227
Arriyadh Development Co.	20,123	179,919
Banque Saudi Fransi	160,126	673,974
East Pipes Integrated Co. for Industry	2,474	92,347
Etihad Etisalat Co.	68,304	970,660
Leejam Sports Co. JSC	1,781	87,872
Mobile Telecommunications Co. Saudi Arabia	130,959	357,653
Mouwasat Medical Services Co.	16	362
Riyad Bank	85,875	653,566
Riyadh Cables Group Co.	9,326	342,019
Riyadh Cement Co.	9,242	79,319
SABIC Agri-Nutrients Co.	32,319	954,686
Saudi Arabian Mining Co. (a)	11,046	147,853
Saudi Arabian Oil Co.	173,767	1,297,116
Saudi Awwal Bank	60,131	538,408
Saudi Basic Industries Corp.	25,131	448,096
Saudi Investment Bank	132,379	510,579
Saudi National Bank	100,307	891,543
Saudi Telecom Co.	161,839	1,722,061
United Electronics Co.	244	5,857
		14,607,617
South Africa — 2.7%
Capitec Bank Holdings Ltd.	990	164,431
Clicks Group Ltd.	8,032	159,023
FirstRand Ltd.	88,275	355,230
Gold Fields Ltd.	6,022	79,316
Harmony Gold Mining Co. Ltd.	55,621	454,674
Investec Ltd.	52,052	344,899
Kumba Iron Ore Ltd. (b)	15,599	271,042
Life Healthcare Group Holdings Ltd.	140,813	122,364
Momentum Group Ltd.	212,951	341,469
Naspers Ltd. - N Shares	8,701	1,920,875
Nedbank Group Ltd.	67,020	1,000,204
Netcare Ltd.	111,542	88,128
Old Mutual Ltd.	483,946	320,813
Omnia Holdings Ltd.	54,290	224,218
Pan African Resources PLC	180,819	78,337
Resilient REIT Ltd. (REIT)	97,260	303,098
Security Description	Shares	Value
South Africa — (Continued)
Reunert Ltd.	11,127	$44,221
Sanlam Ltd.	219,417	1,009,602
Sappi Ltd.	32,485	85,346
Sasol Ltd.	3,326	14,788
Shoprite Holdings Ltd.	53,557	835,801
Standard Bank Group Ltd.	120,382	1,414,464
Sun International Ltd.	43,484	100,404
Truworths International Ltd.	33,654	184,771
Wilson Bayly Holmes-Ovcon Ltd.	12,471	154,614
		10,072,132
South Korea — 8.7%
Alteogen, Inc. (a)	1,217	255,351
Celltrion, Inc.	1,502	191,053
Chong Kun Dang Pharmaceutical Corp.	1,295	78,185
Coway Co. Ltd.	13,473	612,043
DB Insurance Co. Ltd.	11,715	810,963
DoubleUGames Co. Ltd.	7,852	287,388
Hana Financial Group, Inc.	27,805	1,063,246
Hankook Tire & Technology Co. Ltd.	22,407	583,751
Hanwha Aerospace Co. Ltd.	2,670	589,628
HD Hyundai Co. Ltd.	4,764	256,129
HLB, Inc. (a)	719	35,424
HMM Co. Ltd.	28,025	334,071
Hyundai Glovis Co. Ltd.	10,418	828,625
Hyundai Mobis Co. Ltd.	3,099	497,628
Hyundai Motor Co.	1,345	193,425
Kangwon Land, Inc.	31,606	342,661
KB Financial Group, Inc.	28,725	1,629,140
KCC Corp.	326	51,819
Kia Corp.	19,984	1,354,447
Korea Electric Power Corp. (a)	23,816	324,136
Korea Electric Terminal Co. Ltd.	3,201	144,829
Korea Investment Holdings Co. Ltd.	9,182	444,131
Korean Air Lines Co. Ltd.	36,013	552,435
Krafton, Inc. (a)	262	55,571
KT&G Corp.	10,867	785,580
Kumho Petrochemical Co. Ltd.	2,581	157,445
LG Chem Ltd.	995	168,748
LG Corp.	663	32,392
LS Corp.	802	51,277
Meritz Financial Group, Inc.	6,875	482,413
Mirae Asset Securities Co. Ltd.	108,595	586,879
NAVER Corp. (a)	1,662	224,381
NH Investment & Securities Co. Ltd.	28,951	274,049
NICE Information Service Co. Ltd.	5,261	43,511
Orion Holdings Corp.	3,874	39,610
POSCO Holdings, Inc.	3,023	524,866
Samsung C&T Corp.	942	72,919
Samsung Card Co. Ltd.	7,741	206,512
Samsung Electro-Mechanics Co. Ltd.	4,469	372,709
Samsung Electronics Co. Ltd.	229,045	8,265,909
Samsung Fire & Marine Insurance Co. Ltd.	3,045	740,303
Samsung Life Insurance Co. Ltd.	1,701	108,923
Samsung SDS Co. Ltd.	6,227	540,420
Samsung Securities Co. Ltd.	11,286	330,768
See accompanying notes to financial statements.
BHFTI-461

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
South Korea — (Continued)
Shinhan Financial Group Co. Ltd.	37,920	$1,215,864
SK Hynix, Inc.	31,097	3,528,643
SK Square Co. Ltd. (a)	4,135	218,223
SK Telecom Co. Ltd.	19,895	745,866
Woori Financial Group, Inc.	59,526	618,282
		31,852,571
Taiwan — 19.4%
Acter Group Corp. Ltd.	34,000	384,242
Advancetek Enterprise Co. Ltd.	68,000	157,792
ASE Technology Holding Co. Ltd.	289,000	1,418,629
Asia Cement Corp.	98,000	120,509
Asustek Computer, Inc.	70,000	1,310,897
Cathay Financial Holding Co. Ltd.	782,703	1,621,791
Compal Electronics, Inc.	774,000	882,772
CTBC Financial Holding Co. Ltd.	1,380,000	1,641,782
Delta Electronics, Inc.	150,000	1,953,080
Depo Auto Parts Ind Co. Ltd.	55,000	359,711
E.Sun Financial Holding Co. Ltd.	385,000	315,811
Eva Airways Corp.	662,000	893,458
Evergreen Marine Corp. Taiwan Ltd.	21,800	148,951
Far Eastern New Century Corp.	482,000	462,969
Far EasTone Telecommunications Co. Ltd.	16,000	43,542
First Financial Holding Co. Ltd.	849,396	700,646
Fitipower Integrated Technology, Inc.	28,000	197,931
FSP Technology, Inc.	76,000	142,229
Fubon Financial Holding Co. Ltd.	641,312	1,761,424
Fusheng Precision Co. Ltd.	17,000	163,415
Hon Hai Precision Industry Co. Ltd.	712,000	3,965,633
Huaku Development Co. Ltd.	4,600	15,997
KGI Financial Holding Co. Ltd.	708,000	370,628
Kindom Development Co. Ltd.	46,100	71,445
Kung Long Batteries Industrial Co. Ltd.	7,000	33,046
Largan Precision Co. Ltd.	2,000	161,953
Makalot Industrial Co. Ltd.	420	4,104
MediaTek, Inc.	89,000	3,821,384
Merry Electronics Co. Ltd.	1,524	5,028
Namchow Holdings Co. Ltd.	66,000	100,075
Nan Pao Resins Chemical Co. Ltd.	18,000	172,121
Nien Made Enterprise Co. Ltd.	19,000	211,807
Novatek Microelectronics Corp.	37,000	563,688
Pegatron Corp.	200,000	558,253
Posiflex Technology, Inc.	17,000	189,915
Pou Chen Corp.	662,000	743,542
President Chain Store Corp.	27,000	216,063
Primax Electronics Ltd.	76,000	175,795
Quanta Computer, Inc.	139,000	1,206,815
Radiant Opto-Electronics Corp.	63,000	376,680
Realtek Semiconductor Corp.	69,000	1,186,796
Shinkong Insurance Co. Ltd.	47,000	152,325
Sinon Corp.	83,000	109,331
SinoPac Financial Holdings Co. Ltd.	469,442	326,947
Sinyi Realty, Inc.	61,000	53,306
Syncmold Enterprise Corp.	58,000	160,180
Taiwan FU Hsing Industrial Co. Ltd.	100,000	156,662
Taiwan Hon Chuan Enterprise Co. Ltd.	43,779	196,645
Security Description	Shares	Value
Taiwan — (Continued)
Taiwan Paiho Ltd.	75,000	$156,123
Taiwan Semiconductor Manufacturing Co. Ltd.	1,167,000	38,106,649
Tung Ho Steel Enterprise Corp.	20,000	41,404
Uni-President Enterprises Corp.	258,000	634,673
Voltronic Power Technology Corp.	11,000	621,803
Wan Hai Lines Ltd.	35,671	88,053
Wisdom Marine Lines Co. Ltd.	70,000	143,898
Yageo Corp.	8,000	131,350
Yang Ming Marine Transport Corp.	123	283
Yuanta Financial Holding Co. Ltd.	1,179,204	1,218,669
Zhen Ding Technology Holding Ltd.	20,000	72,990
		71,203,640
Thailand — 1.3%
Bangkok Dusit Medical Services PCL (NVDR)	611,700	438,695
Charoen Pokphand Foods PCL (NVDR)	642,400	428,979
CP ALL PCL (NVDR)	26,600	43,289
Delta Electronics Thailand PCL (NVDR)	16,300	72,105
Ichitan Group PCL	385,900	165,898
Kasikornbank PCL (NVDR)	187,200	852,509
PTG Energy PCL (NVDR)	269,300	64,804
PTT PCL (NVDR)	1,058,500	985,241
Siam City Cement PCL (NVDR)	13,900	66,493
SPCG PCL	70,100	17,335
Thanachart Capital PCL	61,300	90,759
Tisco Financial Group PCL (NVDR)	259,800	750,430
TMBThanachart Bank PCL	11,938,500	650,727
		4,627,264
Turkey — 0.7%
AG Anadolu Grubu Holding AS	10,512	93,022
Akbank TAS	249,703	451,865
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,256	66,389
BIM Birlesik Magazalar AS	49,069	731,061
Coca-Cola Icecek AS	114,914	194,765
KOC Holding AS	81,341	407,002
Migros Ticaret AS	24,016	371,403
Turkiye Is Bankasi AS - Class C	603,052	228,597
		2,544,104
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	232,041	657,665
Abu Dhabi Islamic Bank PJSC	221,797	833,795
Aldar Properties PJSC	63,785	133,347
Dubai Islamic Bank PJSC	258,939	498,775
Emaar Development PJSC	115,096	429,257
Emaar Properties PJSC	576,124	2,015,574
Emirates NBD Bank PJSC	227,438	1,328,185
First Abu Dhabi Bank PJSC	31,004	115,976
TECOM Group PJSC	49,500	42,451
		6,055,025
United Kingdom — 0.1%
Anglogold Ashanti PLC	12,080	270,562
See accompanying notes to financial statements.
BHFTI-462

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — 0.3%
JBS SA	156,300	$924,817
Titan Cement International SA	5,231	217,432
		1,142,249
Total Common Stocks (Cost $330,700,478)		353,783,073

Preferred Stocks—1.6%
Brazil — 1.2%
Cia Energetica de Minas Gerais	461,303	820,041
Gerdau SA	182,760	530,871
Itau Unibanco Holding SA	30,900	153,626
Itausa SA	675,551	963,906
Marcopolo SA	256,500	306,390
Petroleo Brasileiro SA	245,800	1,446,546
Petroleo Brasileiro SA (ADR)	5,800	68,672
		4,290,052
Chile — 0.1%
Embotelladora Andina SA	94,164	288,058
Colombia — 0.0%
Bancolombia SA	14,973	118,152
South Korea — 0.3%
Samsung Electronics Co. Ltd.	35,818	1,074,136
Total Preferred Stocks (Cost $6,326,468)		5,770,398

Short-Term Investments—1.7%
Mutual Funds — 1.7%
Invesco Treasury Portfolio, Institutional Class 4.380% (e)	6,267,076	6,267,076
Total Short-Term Investments (Cost $6,267,076)		6,267,076

Securities Lending Reinvestments (f)—0.5%
Repurchase Agreements — 0.2%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $57,327; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $58,459	57,313	57,313
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $300,074; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $306,000	300,000	300,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $250,062; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $255,063	250,000	$250,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $200,049; collateralized by various Common Stock with an aggregate market value of $220,054	200,000	200,000
		807,313

Mutual Funds — 0.3%
AB Government Money Market Portfolio, Institutional Class, 4.430% (e)	125,000	125,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (e)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (e)	100,000	100,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (e)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	100,000	100,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (e)	214,521	214,521
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (e)	100,000	100,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (e)	200,000	200,000
		1,039,521
Total Securities Lending Reinvestments (Cost $1,846,834)		1,846,834
Total Investments—100.3% (Cost $345,140,856)		367,667,381
Other assets and liabilities (net)—(0.3)%		(975,693)
Net Assets—100.0%		$366,691,688

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was $0, which is
0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $7,932,545 and the collateral received consisted of cash in the amount of
$1,846,833 and non-cash collateral with a value of $6,489,745. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
See accompanying notes to financial statements.
BHFTI-463

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.

Ten Largest Industries as of December 31, 2024 (Unaudited)	% of Net Assets
Banks	17.2
Semiconductors & Semiconductor Equipment	13.4
Interactive Media & Services	5.4
Technology Hardware, Storage & Peripherals	5.1
Broadline Retail	4.5
Oil, Gas & Consumable Fuels	4.2
Insurance	3.2
Automobiles	3.1
Metals & Mining	2.9
Hotels, Restaurants & Leisure	2.7

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/29/19-05/10/21	879,480	$3,157,857	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$127,875,652	$0	$163,147,173
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(1,846,833)	$—	$—	$—	$(1,846,833)
Gross amount of recognized liabilities for securities lending transactions					$(1,846,833)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Futures	03/21/25	156	USD	8,375,640	$(307,548)
See accompanying notes to financial statements.
BHFTI-464

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$307,548

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,046,282

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(580,641)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$6,179,466

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$3,905,623	$6,190,557	$—	$10,096,180
Chile	—	1,236,101	—	1,236,101
China	7,556,889	92,301,733	—	99,858,622
Czech Republic	—	940,962	—	940,962
Egypt	—	139,894	—	139,894
Greece	44,679	1,761,452	—	1,806,131
Hong Kong	—	802,892	—	802,892
Hungary	—	217,409	—	217,409
India	5,592,916	63,485,769	—	69,078,685
Indonesia	—	5,398,514	—	5,398,514
Kuwait	—	1,943,209	—	1,943,209
Malaysia	—	4,759,145	—	4,759,145
Mexico	6,536,514	—	—	6,536,514
Monaco	342,491	—	—	342,491
Peru	811,042	—	—	811,042
Philippines	—	1,833,966	—	1,833,966
Poland	—	2,190,565	—	2,190,565
Qatar	—	3,415,587	—	3,415,587
Russia	—	—	0	0
Saudi Arabia	—	14,607,617	—	14,607,617
South Africa	—	10,072,132	—	10,072,132
South Korea	—	31,852,571	—	31,852,571
Taiwan	—	71,203,640	—	71,203,640
See accompanying notes to financial statements.
BHFTI-465

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Thailand	$—	$4,627,264	$—	$4,627,264
Turkey	—	2,544,104	—	2,544,104
United Arab Emirates	—	6,055,025	—	6,055,025
United Kingdom	—	270,562	—	270,562
United States	—	1,142,249	—	1,142,249
Total Common Stocks	24,790,154	328,992,919	0	353,783,073
Preferred Stocks
Brazil	68,672	4,221,380	—	4,290,052
Chile	—	288,058	—	288,058
Colombia	—	118,152	—	118,152
South Korea	—	1,074,136	—	1,074,136
Total Preferred Stocks	68,672	5,701,726	—	5,770,398
Total Short-Term Investments*	6,267,076	—	—	6,267,076
Securities Lending Reinvestments
Mutual Funds	1,039,521	—	—	1,039,521
Repurchase Agreements	—	807,313	—	807,313
Total Securities Lending Reinvestments	1,039,521	807,313	—	1,846,834
Total Investments	$32,165,423	$335,501,958	$0	$367,667,381
Collateral for Securities Loaned (Liability)	$—	$(1,846,833)	$—	$(1,846,833)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(307,548)	$—	$—	$(307,548)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$352,845,961
Gross unrealized appreciation	68,028,308
Gross unrealized (depreciation)	(53,206,887)
Net unrealized appreciation (depreciation)	$14,821,421
See accompanying notes to financial statements.
BHFTI-466

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$367,667,381
Cash	3,090
Cash denominated in foreign currencies (c)	3,423,287
Cash collateral for futures contracts	274,019
Receivable for:
Fund shares sold	32,769
Dividends and interest	527,729
Prepaid expenses	1,411
Total Assets	371,929,686
Liabilities
Collateral for securities loaned	1,846,833
Payable for:
Fund shares redeemed	282
Foreign taxes	2,918,888
Variation margin on futures contracts	21,635
Accrued Expenses:
Management fees	142,149
Administration fees	24,028
Custodian and accounting fees	143,007
Distribution and service fees	1,670
Deferred trustees’ fees	101,814
Other expenses	37,692
Total Liabilities	5,237,998
Net Assets	$366,691,688
Net Assets Consist of:
Paid in surplus	$355,021,576
Distributable earnings (Accumulated losses) (d)	11,670,112
Net Assets	$366,691,688
Net Assets
Class A	$358,904,891
Class B	7,786,797
Capital Shares Outstanding*
Class A	34,099,188
Class B	744,452
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.53
Class B	10.46

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $345,140,856.
(b)	Includes securities loaned at value of $7,932,545.
(c)	Identified cost of cash denominated in foreign currencies was $3,447,257.
(d)	Includes foreign capital gains tax of $2,918,888.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$12,195,054
Interest	2,179
Securities lending income	39,335
Total investment income	12,236,568
Expenses
Management fees	2,066,047
Administration fees	34,497
Custodian and accounting fees	234,906
Distribution and service fees—Class B	19,297
Audit and tax services	80,487
Legal	45,607
Trustees’ fees and expenses	74,205
Shareholder reporting	18,267
Insurance	3,294
Miscellaneous	87,324
Total expenses	2,663,931
Less management fee waiver	(123,198)
Net expenses	2,540,733
Net Investment Income	9,695,835
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	12,911,773
Futures contracts	1,046,282
Foreign currency transactions	(495,870)
Net realized gain (loss)	13,462,185
Net change in unrealized appreciation (depreciation) on:
Investments (c)	20,427,181
Futures contracts	(580,641)
Foreign currency transactions	24,444
Net change in unrealized appreciation (depreciation)	19,870,984
Net realized and unrealized gain (loss)	33,333,169
Net Increase (Decrease) in Net Assets From Operations	$43,029,004

(a)	Net of foreign withholding taxes of $1,692,056.
(b)	Net of foreign capital gains tax of $1,556,373.
(c)	Includes change in foreign capital gains tax of $(642,748).
See accompanying notes to financial statements.
BHFTI-467

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,695,835	$9,730,448
Net realized gain (loss)	13,462,185	(9,812,302)
Net change in unrealized appreciation (depreciation)	19,870,984	44,089,723
Increase (decrease) in net assets from operations	43,029,004	44,007,869
From Distributions to Shareholders
Class A	(13,003,196)	(11,858,111)
Class B	(238,674)	(208,844)
Total distributions	(13,241,870)	(12,066,955)
Increase (decrease) in net assets from capital share transactions	(27,198,886)	(26,238,079)
Total increase (decrease) in net assets	2,588,248	5,702,835
Net Assets
Beginning of period	364,103,440	358,400,605
End of period	$366,691,688	$364,103,440

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	3,431,937	$36,178,852	398,668	$3,726,935
Reinvestments	1,247,788	13,003,196	1,256,156	11,858,111
Redemptions	(7,105,826)	(76,182,421)	(4,513,228)	(42,601,502)
Net increase (decrease)	(2,426,101)	$(27,000,373)	(2,858,404)	$(27,016,456)
Class B
Sales	84,022	$871,057	127,534	$1,186,087
Reinvestments	22,998	238,674	22,217	208,844
Redemptions	(125,969)	(1,308,244)	(65,952)	(616,554)
Net increase (decrease)	(18,949)	$(198,513)	83,799	$778,377
Increase (decrease) derived from capital shares transactions		$(27,198,886)		$(26,238,079)
See accompanying notes to financial statements.
BHFTI-468

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.77	$8.95	$11.50	$11.60	$10.38
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.25	0.29	0.29	0.18
Net realized and unrealized gain (loss)	0.85	0.89	(2.59)	(0.20)	1.29
Total income (loss) from investment operations	1.11	1.14	(2.30)	0.09	1.47
Less Distributions
Distributions from net investment income	(0.35)	(0.32)	(0.25)	(0.19)	(0.25)
Total distributions	(0.35)	(0.32)	(0.25)	(0.19)	(0.25)
Net Asset Value, End of Period	$10.53	$9.77	$8.95	$11.50	$11.60
Total Return (%) (b)	11.41	12.80	(20.13)	0.64	14.86
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	0.73	0.71	0.67	0.68
Net ratio of expenses to average net assets (%) (c)	0.65	0.73	0.71	0.67	0.68
Ratio of net investment income (loss) to average net assets (%)	2.50	2.72	3.03	2.37	1.91
Portfolio turnover rate (%)	34	25	23	45	42
Net assets, end of period (in millions)	$358.9	$356.7	$352.4	$446.3	$390.8

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.71	$8.90	$11.44	$11.57	$10.37
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.23	0.27	0.26	0.15
Net realized and unrealized gain (loss)	0.85	0.87	(2.58)	(0.21)	1.29
Total income (loss) from investment operations	1.08	1.10	(2.31)	0.05	1.44
Less Distributions
Distributions from net investment income	(0.33)	(0.29)	(0.23)	(0.18)	(0.24)
Total distributions	(0.33)	(0.29)	(0.23)	(0.18)	(0.24)
Net Asset Value, End of Period	$10.46	$9.71	$8.90	$11.44	$11.57
Total Return (%) (b)	11.13	12.50	(20.32)	0.31	14.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	0.98	0.96	0.92	0.93
Net ratio of expenses to average net assets (%) (c)	0.90	0.98	0.96	0.92	0.93
Ratio of net investment income (loss) to average net assets (%)	2.24	2.43	2.78	2.21	1.56
Portfolio turnover rate (%)	34	25	23	45	42
Net assets, end of period (in millions)	$7.8	$7.4	$6.0	$7.0	$2.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-469

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Brazil — 2.7%
Ambev SA (ADR)	826,500	$1,529,025
B3 SA - Brasil Bolsa Balcao	150,800	258,635
Cia De Sanena Do Parana	104,600	470,388
CSN Mineracao SA	193,500	162,091
Embraer SA (a)	46,900	429,652
Itau Unibanco Holding SA	35,900	156,368
Itau Unibanco Holding SA (ADR)	622,400	3,087,104
Kepler Weber SA	161,600	243,497
Klabin SA	241,100	906,166
NU Holdings Ltd. - Class A (a)	154,200	1,597,512
Petroleo Brasileiro SA	300,500	1,924,157
Petroleo Brasileiro SA (ADR)	36,600	470,676
Rede D'Or Sao Luiz SA	275,600	1,133,594
Suzano SA	104,900	1,058,120
Telefonica Brasil SA	186,400	1,409,545
TIM SA	226,100	533,166
Vale SA	173,700	1,535,130
Vale SA (ADR)	135,100	1,198,337
Vibra Energia SA	467,700	1,350,780
WEG SA	105,800	966,728
		20,420,671
Chile — 0.3%
Cencosud SA	636,362	1,406,904
Empresas CMPC SA	454,928	713,581
SMU SA	2,829,751	454,375
		2,574,860
China — 27.2%
3SBio, Inc.	989,000	774,897
AAC Technologies Holdings, Inc.	252,500	1,219,237
Akeso, Inc. (a)	56,000	437,678
Alibaba Group Holding Ltd.	1,684,700	17,878,824
Aluminum Corp. of China Ltd. - Class A	304,100	305,665
Aluminum Corp. of China Ltd. - Class H	1,174,000	678,763
Andon Health Co. Ltd. - Class A	35,400	197,602
ANE Cayman, Inc. (a)	361,500	372,504
Anhui Conch Cement Co. Ltd. - Class H	383,000	983,795
Anhui Yingjia Distillery Co. Ltd. - Class A	11,600	85,541
Anker Innovations Technology Co. Ltd. - Class A	39,322	525,014
ANTA Sports Products Ltd.	68,200	677,824
Baidu, Inc. - Class A (a)	273,000	2,889,328
Bank of Changsha Co. Ltd. - Class A	82,600	100,455
Bank of China Ltd. - Class H	4,499,000	2,299,823
Bank of Hangzhou Co. Ltd. - Class A	160,600	321,045
Bank of Nanjing Co. Ltd. - Class A	134,602	196,223
Bank of Ningbo Co. Ltd. - Class A	58,000	192,750
Baoshan Iron & Steel Co. Ltd. - Class A	105,900	101,396
BeiGene Ltd. (a)	89,100	1,260,665
BeiGene Ltd. - Class A (a)	32,135	708,170
Bilibili, Inc. - Class Z (a)	42,480	771,361
BOC Aviation Ltd.	174,900	1,359,091
Bosideng International Holdings Ltd.	2,342,000	1,170,071
BYD Co. Ltd. - Class A	21,400	827,595
BYD Co. Ltd. - Class H	139,000	4,739,515
CGN New Energy Holdings Co. Ltd.	1,896,000	585,090
Security Description	Shares	Value
China — (Continued)
China Construction Bank Corp. - Class A	213,100	$256,342
China Construction Bank Corp. - Class H	7,376,000	6,133,936
China East Education Holdings Ltd.	797,000	280,913
China Feihe Ltd.	218,000	152,990
China Foods Ltd.	310,000	99,570
China Hongqiao Group Ltd.	436,500	660,990
China International Marine Containers Group Co. Ltd. - Class A	407,200	432,914
China Mengniu Dairy Co. Ltd.	154,000	343,606
China Merchants Bank Co. Ltd. - Class A	244,600	1,314,735
China Merchants Bank Co. Ltd. - Class H	668,500	3,424,857
China Nonferrous Mining Corp. Ltd.	284,000	191,625
China Overseas Land & Investment Ltd.	520,500	831,128
China Pacific Insurance Group Co. Ltd. - Class A	41,300	192,351
China Pacific Insurance Group Co. Ltd. - Class H	535,400	1,737,433
China Petroleum & Chemical Corp. - Class H	128,000	73,344
China Reinsurance Group Corp. - Class H	2,083,000	232,880
China Resources Land Ltd.	727,000	2,111,052
China Resources Power Holdings Co. Ltd.	756,000	1,839,848
China State Construction Engineering Corp. Ltd. - Class A	484,600	397,533
China Tower Corp. Ltd. - Class H	8,486,000	1,224,270
Chongqing Zhifei Biological Products Co. Ltd. - Class A	22,000	79,115
Contemporary Amperex Technology Co. Ltd. - Class A	38,200	1,389,138
COSCO SHIPPING Holdings Co. Ltd. - Class A	224,770	476,535
COSCO SHIPPING Holdings Co. Ltd. - Class H	676,500	1,114,972
Eastern Air Logistics Co. Ltd. - Class A	107,700	248,662
FinVolution Group (ADR)	108,000	733,320
Foxconn Industrial Internet Co. Ltd. - Class A	98,100	288,431
Full Truck Alliance Co. Ltd. (ADR)	19,100	206,662
Fuyao Glass Industry Group Co. Ltd. - Class H	42,400	305,318
Geely Automobile Holdings Ltd.	1,300,000	2,480,891
Goldcup Electric Apparatus Co. Ltd. - Class A	332,700	447,975
Great Wall Motor Co. Ltd. - Class H	95,500	167,984
Gree Electric Appliances, Inc. of Zhuhai - Class A	27,700	172,215
Guangdong Provincial Expressway Development Co. Ltd. - Class A	93,600	188,431
Guodian Nanjing Automation Co. Ltd. - Class A	252,780	232,522
H World Group Ltd. (ADR) (b)	17,700	584,631
Haidilao International Holding Ltd.	72,000	147,420
Haier Smart Home Co. Ltd. - Class A	135,300	526,981
Haier Smart Home Co. Ltd. - Class H	336,000	1,193,698
Hansoh Pharmaceutical Group Co. Ltd.	84,000	186,973
Harbin Electric Co. Ltd. - Class H	808,000	263,366
Hello Group, Inc. (ADR)	15,200	117,192
Hengan International Group Co. Ltd.	334,000	965,520
Hisense Home Appliances Group Co. Ltd. - Class A	84,900	335,513
Hisense Home Appliances Group Co. Ltd. - Class H	136,000	430,262
Huadong Medicine Co. Ltd. - Class A	40,000	189,384
Huafon Chemical Co. Ltd. - Class A	209,000	233,900
HUTCHMED China Ltd. (a)	128,500	373,121
Industrial & Commercial Bank of China Ltd. - Class H	3,926,000	2,633,753
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	338,700	243,800
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. - Class A	355,600	210,744
Intco Medical Technology Co. Ltd. - Class A	172,720	597,069
JD.com, Inc. - Class A	315,400	5,471,809
Jiangsu Expressway Co. Ltd. - Class H	510,000	563,858
See accompanying notes to financial statements.
BHFTI-470

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Jiangxi Ganyue Expressway Co. Ltd. - Class A	200,100	$153,580
Jilin Yatai Group Co. Ltd. - Class A (a)	561,600	138,959
JNBY Design Ltd.	288,500	651,905
KE Holdings, Inc. (ADR)	36,300	668,646
Kingsoft Corp. Ltd.	445,800	1,931,717
Kuaishou Technology (a)	262,600	1,398,269
Kunlun Energy Co. Ltd.	1,864,000	2,007,079
Lenovo Group Ltd.	1,866,000	2,421,975
Li Auto, Inc. - Class A (a)	95,600	1,152,373
Longfor Group Holdings Ltd.	607,500	782,634
Lonking Holdings Ltd.	464,000	90,143
Luxshare Precision Industry Co. Ltd. - Class A	49,900	278,227
Meihua Holdings Group Co. Ltd. - Class A	396,500	544,307
Meituan - Class B (a)	454,500	8,818,107
Midea Group Co. Ltd. - Class A	36,200	372,535
Nanjing Iron & Steel Co. Ltd. - Class A	210,000	134,737
NetEase, Inc.	164,600	2,936,421
Newborn Town, Inc. (a)	318,000	152,353
Ningbo Boway Alloy Material Co. Ltd. - Class A	280,900	780,274
Ningbo Deye Technology Co. Ltd. - Class A	7,500	87,016
PDD Holdings, Inc. (ADR) (a)	51,500	4,994,985
PetroChina Co. Ltd. - Class H	3,160,000	2,486,111
PICC Property & Casualty Co. Ltd. - Class H	206,000	325,205
Ping An Insurance Group Co. of China Ltd. - Class A	160,600	1,155,767
Ping An Insurance Group Co. of China Ltd. - Class H	880,500	5,182,380
Pop Mart International Group Ltd.	106,000	1,223,595
Power Construction Corp. of China Ltd. - Class A	794,800	593,436
Qifu Technology, Inc. (ADR)	51,100	1,961,218
Satellite Chemical Co. Ltd. - Class A	316,400	813,326
SF Holding Co. Ltd. - Class A	89,600	494,200
Shandong Bohui Paper Industrial Co. Ltd. - Class A	158,700	112,018
Shandong Nanshan Aluminum Co. Ltd. - Class A	516,300	276,187
Shandong Sun Paper Industry JSC Ltd. - Class A	103,425	210,434
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	55,500	159,498
Shanghai Tunnel Engineering Co. Ltd. - Class A	174,300	171,456
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	1,358,220	728,401
Shenzhen Desay Battery Technology Co. - Class A	238,400	766,905
Shenzhen Expressway Corp. Ltd. - Class A	144,100	265,955
Shenzhen Expressway Corp. Ltd. - Class H	312,000	294,030
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	13,500	470,831
Shenzhen Tagen Group Co. Ltd. - Class A	1,116,200	627,473
Sinopec Engineering Group Co. Ltd. - Class H	445,500	386,276
Sinotrans Ltd. - Class H	195,000	92,233
Sinotruk Hong Kong Ltd.	587,500	1,724,497
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	396,400	350,926
Sumec Corp. Ltd. - Class A	123,800	157,571
Sungrow Power Supply Co. Ltd. - Class A	29,100	293,794
Sunny Optical Technology Group Co. Ltd.	29,600	262,424
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	105,100	419,640
Tangshan Sanyou Chemical Industries Co. Ltd. - Class A	1,139,400	841,730
TBEA Co. Ltd. - Class A	116,400	202,880
Tencent Holdings Ltd.	645,200	34,480,312
Tencent Music Entertainment Group (ADR)	149,300	1,694,555
Tianli International Holdings Ltd.	226,000	110,905
Tingyi Cayman Islands Holding Corp.	244,000	319,951
Trip.com Group Ltd. (a)	41,250	2,843,989
Security Description	Shares	Value
China — (Continued)
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	70,800	$159,848
Vipshop Holdings Ltd. (ADR)	97,200	1,309,284
Want Want China Holdings Ltd.	150,000	87,556
Weichai Power Co. Ltd. - Class A	138,300	259,159
Weilong Delicious Global Holdings Ltd.	232,000	215,088
Western Mining Co. Ltd. - Class A	385,200	846,996
WuXi AppTec Co. Ltd. - Class A	44,700	336,606
WuXi AppTec Co. Ltd. - Class H	197,600	1,438,855
Xiaomi Corp. - Class B (a)	1,825,600	8,043,496
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	196,700	426,702
XPeng, Inc. - Class A (a)	26,500	157,433
Xtep International Holdings Ltd.	1,001,500	727,355
Yealink Network Technology Corp. Ltd. - Class A	29,900	157,939
Yongjin Technology Group Co. Ltd.	157,800	394,771
Yum China Holdings, Inc. (b)	67,200	3,237,024
Yunnan Yuntianhua Co. Ltd. - Class A	188,300	574,617
Yutong Bus Co. Ltd. - Class A	266,800	962,805
Zhejiang Hailide New Material Co. Ltd. - Class A	235,600	138,307
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	346,600	378,019
Zhongsheng Group Holdings Ltd.	305,000	548,211
Zijin Mining Group Co. Ltd. - Class H	118,000	215,960
ZTE Corp. - Class A	69,000	381,445
ZTE Corp. - Class H	208,600	652,303
		202,039,534
Czech Republic — 0.3%
CEZ AS	5,675	223,061
Komercni Banka AS	18,052	629,783
Moneta Money Bank AS	205,190	1,044,589
		1,897,433
Greece — 0.5%
Danaos Corp. (b)	1,100	88,077
Eurobank Ergasias Services & Holdings SA - Class A	646,221	1,488,240
Hellenic Telecommunications Organization SA	9,837	151,552
National Bank of Greece SA	88,935	703,609
OPAP SA	65,319	1,062,282
		3,493,760
Hong Kong — 0.2%
Orient Overseas International Ltd.	8,000	118,622
Sino Biopharmaceutical Ltd.	744,000	306,564
Skyworth Group Ltd.	414,000	169,048
United Laboratories International Holdings Ltd.	56,000	89,506
Wasion Holdings Ltd.	252,000	231,356
WH Group Ltd.	849,500	658,746
		1,573,842
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	110,640	354,943
MOL Hungarian Oil & Gas PLC	11,770	80,917
		435,860
India — 18.9%
360 ONE WAM Ltd.	49,831	726,584
See accompanying notes to financial statements.
BHFTI-471

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
Adani Power Ltd. (a)	235,980	$1,451,146
Alkem Laboratories Ltd.	6,022	396,053
Amara Raja Energy & Mobility Ltd.	19,298	269,666
Apollo Hospitals Enterprise Ltd.	19,335	1,645,927
Arvind Ltd.	66,089	315,841
Ashok Leyland Ltd.	139,201	357,892
Aster DM Healthcare Ltd.	63,984	384,623
Aurobindo Pharma Ltd.	119,281	1,854,540
Axis Bank Ltd.	142,597	1,776,474
Bajaj Auto Ltd.	13,545	1,392,178
Bajaj Consumer Care Ltd.	121,822	281,401
Bajaj Finance Ltd.	8,028	640,271
Bank of Baroda	106,274	297,625
Bayer CropScience Ltd.	2,509	161,286
Bharat Electronics Ltd.	40,879	139,592
Bharat Petroleum Corp. Ltd.	448,348	1,526,850
Bharti Airtel Ltd.	304,886	5,667,570
Bombay Burmah Trading Co.	13,836	343,372
CESC Ltd.	250,331	541,765
Chambal Fertilisers & Chemicals Ltd.	114,973	661,019
Chennai Petroleum Corp. Ltd.	56,214	410,447
Cipla Ltd.	27,308	487,860
Coal India Ltd.	365,279	1,636,660
Colgate-Palmolive India Ltd.	47,894	1,498,532
Divi's Laboratories Ltd.	14,912	1,062,393
Dr. Reddy's Laboratories Ltd.	138,365	2,240,148
EID Parry India Ltd. (a)	67,945	706,638
Emami Ltd.	28,952	203,190
Embassy Office Parks (REIT)	88,832	383,748
EPL Ltd.	141,947	429,948
Finolex Cables Ltd.	33,653	463,832
Force Motors Ltd.	1,948	148,536
Fortis Healthcare Ltd.	51,599	433,505
GAIL India Ltd.	713,105	1,586,933
Glenmark Pharmaceuticals Ltd.	37,344	702,294
Grasim Industries Ltd.	36,925	1,052,857
Great Eastern Shipping Co. Ltd.	46,616	524,906
Gujarat Pipavav Port Ltd.	227,432	482,788
Gujarat State Petronet Ltd.	57,046	241,749
Havells India Ltd.	23,776	464,404
HCL Technologies Ltd.	161,912	3,636,409
HDFC Asset Management Co. Ltd.	9,671	475,669
HDFC Bank Ltd.	341,997	7,070,734
HDFC Bank Ltd. (ADR)	40,400	2,579,944
Hero MotoCorp Ltd.	38,091	1,850,862
Hindalco Industries Ltd.	319,924	2,250,079
Hindustan Aeronautics Ltd.	20,675	1,007,310
Hindustan Unilever Ltd.	37,390	1,015,582
Hindustan Zinc Ltd.	25,486	132,069
ICICI Bank Ltd.	419,030	6,275,372
ICICI Bank Ltd. (ADR)	21,600	644,976
Indian Hotels Co. Ltd.	48,175	492,088
Indian Oil Corp. Ltd.	948,719	1,507,448
Indo Count Industries Ltd.	90,184	345,774
Indus Towers Ltd. (a)	486,784	1,938,498
Infosys Ltd.	386,181	8,485,944
Security Description	Shares	Value
India — (Continued)
InterGlobe Aviation Ltd. (a)	27,094	$1,440,272
ITC Ltd.	375,439	2,123,201
Jindal Saw Ltd.	21,727	74,231
Jindal Stainless Ltd.	20,457	166,704
Jindal Steel & Power Ltd.	18,895	205,441
JSW Steel Ltd.	72,651	764,715
Karur Vysya Bank Ltd.	271,678	687,323
Kaveri Seed Co. Ltd.	32,515	329,086
KCP Ltd.	91,515	245,358
Kotak Mahindra Bank Ltd.	34,734	722,693
LG Balakrishnan & Bros Ltd.	6,471	94,970
LT Foods Ltd.	109,498	537,034
Lupin Ltd.	48,200	1,322,984
Mahindra & Mahindra Ltd.	132,526	4,654,682
Maruti Suzuki India Ltd.	1,360	172,325
Max Healthcare Institute Ltd.	63,771	840,214
Mphasis Ltd.	40,745	1,349,047
Muthoot Finance Ltd.	69,389	1,734,455
National Aluminium Co. Ltd.	277,634	685,874
Nava Ltd.	57,869	671,188
NCC Ltd.	79,754	255,082
NMDC Ltd.	1,040,142	796,086
NTPC Ltd.	776,579	3,019,234
Oil & Natural Gas Corp. Ltd.	664,508	1,855,060
Oil India Ltd.	108,953	549,452
Oracle Financial Services Software Ltd.	9,084	1,352,687
Page Industries Ltd.	135	74,884
Petronet LNG Ltd.	451,813	1,824,459
Power Finance Corp. Ltd.	306,874	1,603,272
Power Grid Corp. of India Ltd.	833,008	3,006,045
PTC India Ltd.	111,091	188,152
Raymond Ltd.	9,675	189,588
REC Ltd.	168,449	983,787
Reliance Industries Ltd.	474,235	6,722,830
Samvardhana Motherson International Ltd.	296,420	537,757
Shriram Finance Ltd.	24,266	817,722
State Bank of India	316,298	2,938,127
Sun Pharmaceutical Industries Ltd.	163,205	3,602,914
Sun TV Network Ltd.	27,255	217,156
Supreme Industries Ltd.	6,794	372,978
Surya Roshni Ltd.	19,309	132,981
Tata Motors Ltd.	269,093	2,328,240
Tech Mahindra Ltd.	119,646	2,375,364
Torrent Power Ltd.	22,493	389,336
Triveni Turbine Ltd.	78,740	678,948
UltraTech Cement Ltd.	1,783	236,991
UPL Ltd.	122,385	719,468
UPL Ltd. (a)	15,298	40,204
Varun Beverages Ltd.	185,016	1,373,437
Vedanta Ltd.	374,919	1,946,783
Welspun Corp. Ltd.	47,470	449,675
Wipro Ltd.	661,866	2,326,252
Zensar Technologies Ltd.	38,466	337,291
Zomato Ltd. (a)	433,855	1,406,345
Zydus Lifesciences Ltd.	18,813	213,077
		140,385,262
See accompanying notes to financial statements.
BHFTI-472

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Indonesia — 1.5%
Alamtri Resources Indonesia Tbk. PT	4,725,300	$706,130
Astra International Tbk. PT	6,396,900	1,941,347
Bank Central Asia Tbk. PT	4,086,600	2,449,013
Bank Mandiri Persero Tbk. PT	6,500,800	2,288,475
Bank Rakyat Indonesia Persero Tbk. PT	4,971,000	1,254,363
Indofood Sukses Makmur Tbk. PT	3,616,600	1,727,110
Saratoga Investama Sedaya Tbk. PT	1,710,700	220,656
United Tractors Tbk. PT	241,400	401,358
		10,988,452
Kuwait — 0.6%
Ali Alghanim Sons Automotive Co. KSCC	74,602	249,238
Boursa Kuwait Securities Co. KPSC	73,565	548,797
Commercial Real Estate Co. KSC	658,267	315,413
Gulf Cables & Electrical Industries Group Co. KSCP	51,674	301,699
Kuwait Finance House KSCP	363,949	880,657
Kuwait Telecommunications Co.	110,134	192,285
Mezzan Holding Co. KSCC	87,618	255,780
National Bank of Kuwait SAKP	272,739	792,651
National Industries Group Holding SAK	242,504	195,074
National Investments Co. KSCP	463,550	381,373
		4,112,967
Malaysia — 1.3%
Aeon Co. M Bhd.	623,800	218,802
Alliance Bank Malaysia Bhd.	587,600	636,383
AMMB Holdings Bhd.	536,500	657,679
CIMB Group Holdings Bhd.	1,538,800	2,818,420
Eco World Development Group Bhd.	257,000	119,940
IJM Corp. Bhd.	676,200	460,218
KPJ Healthcare Bhd.	1,385,400	752,240
Mah Sing Group Bhd.	820,400	330,677
Malayan Banking Bhd.	1,127,400	2,581,299
Ta Ann Holdings Bhd.	165,700	158,598
Tenaga Nasional Bhd.	68,000	227,302
United Plantations Bhd.	62,600	435,313
YTL Corp. Bhd.	303,200	181,276
		9,578,147
Mexico — 1.8%
America Movil SAB de CV - Series B	1,601,100	1,147,976
Arca Continental SAB de CV	213,000	1,762,452
Banco del Bajio SA	344,700	688,540
Cemex SAB de CV (ADR)	95,200	536,928
Coca-Cola Femsa SAB de CV	117,300	912,083
FIBRA Macquarie Mexico (REIT)	133,500	194,318
Fibra Uno Administracion SA de CV (REIT)	1,340,400	1,330,050
Fomento Economico Mexicano SAB de CV	98,800	843,006
Gruma SAB de CV - Class B	51,765	807,744
Grupo Financiero Banorte SAB de CV - Class O	298,100	1,920,902
Grupo Mexico SAB de CV - Series B	350,600	1,669,348
Kimberly-Clark de Mexico SAB de CV - Class A	148,800	209,523
Promotora y Operadora de Infraestructura SAB de CV	106,675	903,803
Regional SAB de CV	89,600	504,873
		13,431,546
Security Description	Shares	Value
Monaco — 0.1%
Costamare, Inc.	54,100	$695,185
Peru — 0.2%
Credicorp Ltd.	8,000	1,466,560
Intercorp Financial Services, Inc.	7,778	228,207
		1,694,767
Philippines — 0.4%
DMCI Holdings, Inc.	842,500	157,047
GT Capital Holdings, Inc.	30,790	348,938
International Container Terminal Services, Inc.	280,950	1,874,046
Metropolitan Bank & Trust Co.	362,010	448,337
PLDT, Inc.	16,035	358,062
Semirara Mining & Power Corp.	243,300	146,289
		3,332,719
Poland — 0.6%
Asseco Poland SA	3,302	76,886
Bank Handlowy w Warszawie SA	13,808	296,530
Bank Polska Kasa Opieki SA	29,835	995,158
Cyfrowy Polsat SA (a)	52,999	181,309
KRUK SA	1,825	183,720
Powszechna Kasa Oszczednosci Bank Polski SA	166,425	2,408,211
Santander Bank Polska SA	2,659	294,556
		4,436,370
Qatar — 0.9%
Gulf International Services QSC	356,296	325,788
Industries Qatar QSC	34,300	124,995
Ooredoo QPSC	367,754	1,166,241
Qatar Islamic Bank QPSC	261,492	1,534,048
Qatar National Bank QPSC	757,644	3,596,612
Vodafone Qatar QSC	367,719	184,820
		6,932,504
Russia — 0.0%
LUKOIL PJSC (a) (c) (d)	255,685	0
Novatek PJSC (a) (c) (d)	928,138	0
Sberbank of Russia PJSC † (a) (c) (d)	1,645,424	0
		0
Saudi Arabia — 4.0%
ACWA Power Co.	929	99,240
Al Babtain Power & Telecommunication Co.	72,300	750,309
Al Rajhi Bank	151,947	3,819,412
Alinma Bank	247,021	1,903,105
Almunajem Foods Co.	29,375	748,909
Arab National Bank	375,659	2,103,183
Arriyadh Development Co.	39,310	351,468
Banque Saudi Fransi	320,745	1,350,024
East Pipes Integrated Co. for Industry	4,857	181,297
Etihad Etisalat Co.	139,810	1,986,822
Leejam Sports Co. JSC	3,613	178,261
Mobile Telecommunications Co. Saudi Arabia	266,872	728,836
Riyad Bank	188,304	1,433,119
See accompanying notes to financial statements.
BHFTI-473

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Saudi Arabia — (Continued)
Riyadh Cables Group Co.	18,920	$693,866
Riyadh Cement Co.	19,571	167,968
SABIC Agri-Nutrients Co.	65,724	1,941,451
Saudi Arabian Mining Co. (a)	22,126	296,161
Saudi Arabian Oil Co.	350,896	2,619,329
Saudi Awwal Bank	120,446	1,078,464
Saudi Basic Industries Corp.	50,179	894,712
Saudi Investment Bank	271,204	1,046,021
Saudi National Bank	203,883	1,812,140
Saudi Telecom Co.	329,933	3,510,679
		29,694,776
South Africa — 2.7%
Capitec Bank Holdings Ltd.	1,944	322,882
Clicks Group Ltd.	16,034	317,452
FirstRand Ltd.	175,014	704,279
Gold Fields Ltd.	11,849	156,063
Harmony Gold Mining Co. Ltd.	109,939	898,697
Investec Ltd.	102,736	680,734
Kumba Iron Ore Ltd.	32,287	561,006
Life Healthcare Group Holdings Ltd.	295,311	256,620
Momentum Group Ltd.	432,024	692,755
Naspers Ltd. - N Shares	17,638	3,893,851
Nedbank Group Ltd.	138,098	2,060,970
Netcare Ltd.	233,924	184,821
Old Mutual Ltd.	955,442	633,373
Omnia Holdings Ltd.	109,495	452,214
Pan African Resources PLC	354,881	153,747
Resilient REIT Ltd. (REIT)	187,517	584,372
Reunert Ltd.	21,613	85,894
Sanlam Ltd.	465,568	2,142,214
Sappi Ltd.	66,726	175,306
Shoprite Holdings Ltd.	108,189	1,688,379
Standard Bank Group Ltd.	245,374	2,883,095
Sun International Ltd.	85,960	198,481
Truworths International Ltd.	68,276	374,856
Wilson Bayly Holmes-Ovcon Ltd.	24,556	304,441
		20,406,502
South Korea — 8.7%
Alteogen, Inc. (a)	2,462	516,576
Celltrion, Inc.	3,040	386,684
Chong Kun Dang Pharmaceutical Corp.	2,022	122,077
Coway Co. Ltd.	28,951	1,315,168
DB Insurance Co. Ltd.	23,764	1,645,047
DoubleUGames Co. Ltd.	18,917	692,373
Hana Financial Group, Inc.	55,588	2,125,650
Hankook Tire & Technology Co. Ltd.	42,934	1,118,525
Hanwha Aerospace Co. Ltd.	5,844	1,290,557
HD Hyundai Co. Ltd.	7,292	392,042
HLB, Inc. (a)	1,352	66,611
HMM Co. Ltd.	55,019	655,851
Hyundai Glovis Co. Ltd.	20,740	1,649,615
Hyundai Mobis Co. Ltd.	6,354	1,020,306
Hyundai Motor Co.	2,729	392,459
Kangwon Land, Inc.	64,783	702,355
Security Description	Shares	Value
South Korea — (Continued)
KB Financial Group, Inc.	58,131	$3,296,903
KCC Corp.	661	105,068
Kia Corp.	40,036	2,713,503
Korea Electric Power Corp. (a)	49,907	679,234
Korea Electric Terminal Co. Ltd.	5,660	256,086
Korea Investment Holdings Co. Ltd.	18,967	917,429
Korean Air Lines Co. Ltd.	71,481	1,096,511
Krafton, Inc. (a)	535	113,475
KT&G Corp.	21,635	1,564,004
Kumho Petrochemical Co. Ltd.	5,236	319,404
LG Chem Ltd.	1,531	259,652
LG Corp.	1,295	63,270
LS Corp.	1,560	99,741
Meritz Financial Group, Inc.	13,497	947,073
Mirae Asset Securities Co. Ltd.	235,954	1,275,164
NAVER Corp. (a)	3,519	475,087
NH Investment & Securities Co. Ltd.	45,994	435,378
NICE Information Service Co. Ltd.	10,249	84,764
Orion Holdings Corp.	7,955	81,336
POSCO Holdings, Inc.	6,646	1,153,907
Samsung C&T Corp.	2,020	156,365
Samsung Card Co. Ltd.	14,562	388,480
Samsung Electro-Mechanics Co. Ltd.	9,066	756,093
Samsung Electronics Co. Ltd.	464,493	16,762,894
Samsung Fire & Marine Insurance Co. Ltd.	6,477	1,574,693
Samsung Life Insurance Co. Ltd.	3,377	216,245
Samsung SDS Co. Ltd.	12,299	1,067,389
Samsung Securities Co. Ltd.	22,555	661,039
Shinhan Financial Group Co. Ltd.	76,726	2,460,136
SK Hynix, Inc.	63,169	7,167,921
SK Square Co. Ltd. (a)	8,756	462,095
SK Telecom Co. Ltd.	42,319	1,586,544
Woori Financial Group, Inc.	120,763	1,254,337
		64,543,116
Taiwan — 19.4%
Acter Group Corp. Ltd.	69,000	779,785
Advancetek Enterprise Co. Ltd.	132,000	306,303
ASE Technology Holding Co. Ltd.	581,000	2,851,985
Asia Cement Corp.	206,000	253,314
Asustek Computer, Inc.	140,000	2,621,794
Cathay Financial Holding Co. Ltd.	1,560,000	3,232,381
Compal Electronics, Inc.	1,613,000	1,839,679
CTBC Financial Holding Co. Ltd.	2,743,000	3,263,339
Delta Electronics, Inc.	310,000	4,036,366
Depo Auto Parts Ind Co. Ltd.	109,000	712,881
E.Sun Financial Holding Co. Ltd.	815,000	668,534
Eva Airways Corp.	1,343,000	1,812,560
Evergreen Marine Corp. Taiwan Ltd.	44,000	300,636
Far Eastern New Century Corp.	928,000	891,360
Far EasTone Telecommunications Co. Ltd.	32,000	87,085
First Financial Holding Co. Ltd.	1,826,000	1,506,223
Fitipower Integrated Technology, Inc.	59,000	417,069
FSP Technology, Inc.	150,000	280,714
Fubon Financial Holding Co. Ltd.	1,250,700	3,435,165
Fusheng Precision Co. Ltd.	34,000	326,831
See accompanying notes to financial statements.
BHFTI-474

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Taiwan — (Continued)
Hon Hai Precision Industry Co. Ltd.	1,446,000	$8,053,799
KGI Financial Holding Co. Ltd.	1,499,000	784,705
Kindom Development Co. Ltd.	97,000	150,328
Largan Precision Co. Ltd.	4,000	323,905
Makalot Industrial Co. Ltd.	820	8,012
MediaTek, Inc.	184,000	7,900,389
Merry Electronics Co. Ltd.	2,912	9,607
Namchow Holdings Co. Ltd.	134,000	203,182
Nan Pao Resins Chemical Co. Ltd.	37,000	353,805
Nien Made Enterprise Co. Ltd.	40,000	445,910
Novatek Microelectronics Corp.	75,000	1,142,611
Pegatron Corp.	395,000	1,102,549
Posiflex Technology, Inc.	33,000	368,659
Pou Chen Corp.	1,356,000	1,523,025
President Chain Store Corp.	55,000	440,129
Primax Electronics Ltd.	143,000	330,772
Quanta Computer, Inc.	277,000	2,404,949
Radiant Opto-Electronics Corp.	128,000	765,318
Realtek Semiconductor Corp.	141,000	2,425,193
Shinkong Insurance Co. Ltd.	121,000	392,155
Sinon Corp.	166,000	218,662
SinoPac Financial Holdings Co. Ltd.	923,525	643,198
Sinyi Realty, Inc.	120,000	104,865
Syncmold Enterprise Corp.	116,000	320,359
Taiwan FU Hsing Industrial Co. Ltd.	202,000	316,458
Taiwan Hon Chuan Enterprise Co. Ltd.	88,535	397,679
Taiwan Paiho Ltd.	159,000	330,980
Taiwan Semiconductor Manufacturing Co. Ltd.	2,365,000	77,225,557
Uni-President Enterprises Corp.	561,000	1,380,046
Voltronic Power Technology Corp.	22,000	1,243,606
Wan Hai Lines Ltd.	76,000	187,605
Wisdom Marine Lines Co. Ltd.	141,000	289,852
Yageo Corp.	15,631	256,641
Yuanta Financial Holding Co. Ltd.	2,364,000	2,443,117
Zhen Ding Technology Holding Ltd.	39,000	142,330
		144,253,961
Thailand — 1.2%
Bangkok Dusit Medical Services PCL (NVDR)	1,232,300	883,773
Charoen Pokphand Foods PCL (NVDR)	1,294,200	864,236
Delta Electronics Thailand PCL (NVDR)	34,500	152,615
Ichitan Group PCL	710,900	305,616
Kasikornbank PCL (NVDR)	392,500	1,787,445
PTT PCL (NVDR)	2,132,200	1,984,629
Thanachart Capital PCL	132,700	196,471
Tisco Financial Group PCL (NVDR)	562,000	1,623,333
TMBThanachart Bank PCL	24,537,400	1,337,450
		9,135,568
Turkey — 0.7%
AG Anadolu Grubu Holding AS	21,277	188,283
Akbank TAS	514,711	931,425
Anadolu Efes Biracilik Ve Malt Sanayii AS	25,044	135,660
BIM Birlesik Magazalar AS	101,381	1,510,440
Coca-Cola Icecek AS	225,599	382,363
KOC Holding AS	165,020	825,702
Security Description	Shares	Value
Turkey — (Continued)
Migros Ticaret AS	48,751	$753,925
Turkiye Is Bankasi AS - Class C	1,223,442	463,766
		5,191,564
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	492,950	1,397,150
Abu Dhabi Islamic Bank PJSC	476,541	1,791,447
Aldar Properties PJSC	127,232	265,988
Dubai Islamic Bank PJSC	518,412	998,578
Emaar Development PJSC	233,501	870,854
Emaar Properties PJSC	1,150,266	4,024,214
Emirates NBD Bank PJSC	442,706	2,585,301
First Abu Dhabi Bank PJSC	62,899	235,283
TECOM Group PJSC	98,455	84,434
		12,253,249
United Kingdom — 0.1%
Anglogold Ashanti PLC	23,715	531,157
United States — 0.3%
JBS SA	315,200	1,865,017
Titan Cement International SA	9,120	379,083
		2,244,100
Total Common Stocks (Cost $740,737,938)		716,277,872

Preferred Stocks—1.6%
Brazil — 1.2%
Cia Energetica de Minas Gerais	930,000	1,653,227
Gerdau SA	405,000	1,176,421
Itau Unibanco Holding SA	62,500	310,731
Itausa SA	1,374,975	1,961,875
Marcopolo SA	537,900	642,523
Petroleo Brasileiro SA	487,200	2,867,198
Petroleo Brasileiro SA (ADR) (b)	12,300	145,632
		8,757,607
Chile — 0.1%
Embotelladora Andina SA	194,265	594,279
Colombia — 0.0%
Bancolombia SA	30,257	238,759
South Korea — 0.3%
Samsung Electronics Co. Ltd.	72,808	2,183,418
Total Preferred Stocks (Cost $14,655,227)		11,774,063
See accompanying notes to financial statements.
BHFTI-475

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Short-Term Investments—1.1%

Security Description	Shares/ Principal Amount*	Value

Mutual Funds — 1.1%
Invesco Treasury Portfolio, Institutional Class 4.380% (e)	8,507,180	$8,507,180
Total Short-Term Investments (Cost $8,507,180)		8,507,180

Securities Lending Reinvestments (f)—0.0%
Repurchase Agreement — 0.0%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $9,934; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $10,130	9,932	9,932

Mutual Funds — 0.0%
Allspring Government Money Market Fund, Select Class, 4.420% (e)	15,000	15,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (e)	15,000	15,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (e)	15,000	15,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	15,000	15,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (e)	15,000	15,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (e)	15,000	15,000
		90,000
Total Securities Lending Reinvestments (Cost $99,932)		99,932
Total Investments—99.1% (Cost $764,000,277)		736,659,047
Other assets and liabilities (net)—0.9%		6,520,800
Net Assets—100.0%		$743,179,847

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was $0, which is
0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $1,205,107 and the collateral received consisted of cash in the amount of
$99,932 and non-cash collateral with a value of $1,125,109. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
The non-cash collateral received consists of U.S. government securities that are held in safe-
keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the
Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.

Ten Largest Industries as of December 31, 2024 (Unaudited)	% of Net Assets
Banks	17.3
Semiconductors & Semiconductor Equipment	13.4
Interactive Media & Services	5.4
Technology Hardware, Storage & Peripherals	5.1
Broadline Retail	4.5
Oil, Gas & Consumable Fuels	4.2
Insurance	3.2
Automobiles	3.1
Metals & Mining	2.9
Hotels, Restaurants & Leisure	2.7

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$860,012,821	$0	$1,040,073,256
See accompanying notes to financial statements.
BHFTI-476

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(87,932)	$—	$—	$—	$(87,932)
Preferred Stocks	(12,000)	—	—	—	(12,000)
Total Borrowings	$(99,932)	$—	$—	$—	$(99,932)
Gross amount of recognized liabilities for securities lending transactions					$(99,932)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Futures	03/21/25	268	USD	14,388,920	$(522,940)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$522,940

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(677,590)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(522,940)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$14,380,034

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-477

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,882,654	$12,538,017	$—	$20,420,671
Chile	—	2,574,860	—	2,574,860
China	15,507,517	186,532,017	—	202,039,534
Czech Republic	—	1,897,433	—	1,897,433
Greece	88,077	3,405,683	—	3,493,760
Hong Kong	—	1,573,842	—	1,573,842
Hungary	—	435,860	—	435,860
India	3,265,124	137,120,138	—	140,385,262
Indonesia	—	10,988,452	—	10,988,452
Kuwait	—	4,112,967	—	4,112,967
Malaysia	—	9,578,147	—	9,578,147
Mexico	13,431,546	—	—	13,431,546
Monaco	695,185	—	—	695,185
Peru	1,694,767	—	—	1,694,767
Philippines	—	3,332,719	—	3,332,719
Poland	—	4,436,370	—	4,436,370
Qatar	—	6,932,504	—	6,932,504
Russia	—	—	0	0
Saudi Arabia	—	29,694,776	—	29,694,776
South Africa	—	20,406,502	—	20,406,502
South Korea	—	64,543,116	—	64,543,116
Taiwan	—	144,253,961	—	144,253,961
Thailand	—	9,135,568	—	9,135,568
Turkey	—	5,191,564	—	5,191,564
United Arab Emirates	—	12,253,249	—	12,253,249
United Kingdom	—	531,157	—	531,157
United States	—	2,244,100	—	2,244,100
Total Common Stocks	42,564,870	673,713,002	0	716,277,872
Preferred Stocks
Brazil	145,632	8,611,975	—	8,757,607
Chile	—	594,279	—	594,279
Colombia	—	238,759	—	238,759
South Korea	—	2,183,418	—	2,183,418
Total Preferred Stocks	145,632	11,628,431	—	11,774,063
Total Short-Term Investments*	8,507,180	—	—	8,507,180
Securities Lending Reinvestments
Mutual Funds	90,000	—	—	90,000
Repurchase Agreement	—	9,932	—	9,932
Total Securities Lending Reinvestments	90,000	9,932	—	99,932
Total Investments	$51,307,682	$685,351,365	$0	$736,659,047
Collateral for Securities Loaned (Liability)	$—	$(99,932)	$—	$(99,932)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(522,940)	$—	$—	$(522,940)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
See accompanying notes to financial statements.
BHFTI-478

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$776,909,388
Gross unrealized appreciation	77,332,458
Gross unrealized (depreciation)	(117,582,799)
Net unrealized appreciation (depreciation)	$(40,250,341)
See accompanying notes to financial statements.
BHFTI-479

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$736,659,047
Cash denominated in foreign currencies (c)	6,334,702
Cash collateral for futures contracts	470,751
Receivable for:
Fund shares sold	167,106
Due from broker	166,749
Dividends and interest	943,070
Prepaid expenses	2,671
Total Assets	744,744,096
Liabilities
Due to custodian	160,603
Collateral for securities loaned	99,932
Payable for:
Fund shares redeemed	216,591
Foreign taxes	49,818
Variation margin on futures contracts	37,199
Accrued Expenses:
Management fees	289,019
Administration fees	35,348
Custodian and accounting fees	307,665
Distribution and service fees	75,236
Deferred trustees’ fees	221,249
Other expenses	71,589
Total Liabilities	1,564,249
Net Assets	$743,179,847
Net Assets Consist of:
Paid in surplus	$778,097,879
Distributable earnings (Accumulated losses) (d)	(34,918,032)
Net Assets	$743,179,847
Net Assets
Class A	$395,895,337
Class B	347,284,510
Capital Shares Outstanding*
Class A	43,820,128
Class B	38,838,238
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.03
Class B	8.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $764,000,277.
(b)	Includes securities loaned at value of $1,205,107.
(c)	Identified cost of cash denominated in foreign currencies was $6,386,210.
(d)	Includes foreign capital gains tax of $49,818.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$21,805,536
Interest	77,712
Securities lending income	91,124
Total investment income	21,974,372
Expenses
Management fees	7,885,183
Administration fees	48,705
Custodian and accounting fees	461,513
Distribution and service fees—Class B	922,603
Audit and tax services	71,421
Legal	97,859
Trustees’ fees and expenses	74,205
Shareholder reporting	72,569
Insurance	7,359
Miscellaneous	38,748
Total expenses	9,680,165
Less management fee waiver	(2,033,794)
Net expenses	7,646,371
Net Investment Income	14,328,001
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	33,481,183
Futures contracts	(677,590)
Foreign currency transactions	(1,509,226)
Net realized gain (loss)	31,294,367
Net change in unrealized appreciation (depreciation) on:
Investments (c)	(8,430,655)
Futures contracts	(522,940)
Foreign currency transactions	(79,823)
Net change in unrealized appreciation (depreciation)	(9,033,418)
Net realized and unrealized gain (loss)	22,260,949
Net Increase (Decrease) in Net Assets From Operations	$36,588,950

(a)	Net of foreign withholding taxes of $2,877,932.
(b)	Net of foreign capital gains tax of $9,504,685.
(c)	Includes change in foreign capital gains tax of $5,603,682.
See accompanying notes to financial statements.
BHFTI-480

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,328,001	$10,871,356
Net realized gain (loss)	31,294,367	(13,890,413)
Net change in unrealized appreciation (depreciation)	(9,033,418)	60,568,130
Increase (decrease) in net assets from operations	36,588,950	57,549,073
From Distributions to Shareholders
Class A	(7,556,718)	(6,310,222)
Class B	(5,414,758)	(3,858,364)
Total distributions	(12,971,476)	(10,168,586)
Increase (decrease) in net assets from capital share transactions	(162,002,869)	(54,584,053)
Total increase (decrease) in net assets	(138,385,395)	(7,203,566)
Net Assets
Beginning of period	881,565,242	888,768,808
End of period	$743,179,847	$881,565,242

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	874,890	$7,853,876	1,919,740	$16,437,960
Reinvestments	848,117	7,556,718	709,811	6,310,222
Redemptions	(14,757,070)	(135,419,248)	(5,707,455)	(50,051,605)
Net increase (decrease)	(13,034,063)	$(120,008,654)	(3,077,904)	$(27,303,423)
Class B
Sales	1,625,195	$14,231,208	2,102,787	$18,079,284
Reinvestments	613,223	5,414,758	437,456	3,858,364
Redemptions	(6,879,530)	(61,640,181)	(5,702,889)	(49,218,278)
Net increase (decrease)	(4,641,112)	$(41,994,215)	(3,162,646)	$(27,280,630)
Increase (decrease) derived from capital shares transactions		$(162,002,869)		$(54,584,053)
See accompanying notes to financial statements.
BHFTI-481

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.83	$8.38	$13.38	$14.11	$11.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.12	0.09	0.16	0.06
Net realized and unrealized gain (loss)	0.19	0.44	(3.45)	(0.83)	2.96
Total income (loss) from investment operations	0.36	0.56	(3.36)	(0.67)	3.02
Less Distributions
Distributions from net investment income	(0.16)	(0.11)	(0.11)	(0.06)	(0.23)
Distributions from net realized capital gains	0.00	0.00	(1.53)	0.00	0.00
Total distributions	(0.16)	(0.11)	(1.64)	(0.06)	(0.23)
Net Asset Value, End of Period	$9.03	$8.83	$8.38	$13.38	$14.11
Total Return (%) (b)	4.04	6.67	(25.58)	(4.81)	27.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	1.05	1.04	1.00	1.04
Net ratio of expenses to average net assets (%) (c)	0.82	0.95	0.94	0.90	0.94
Ratio of net investment income (loss) to average net assets (%)	1.85	1.35	0.93	1.11	0.57
Portfolio turnover rate (%)	105	28	36	36	31
Net assets, end of period (in millions)	$395.9	$501.7	$502.0	$622.6	$501.5

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.74	$8.29	$13.25	$13.98	$11.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.09	0.06	0.12	0.03
Net realized and unrealized gain (loss)	0.19	0.45	(3.41)	(0.83)	2.94
Total income (loss) from investment operations	0.33	0.54	(3.35)	(0.71)	2.97
Less Distributions
Distributions from net investment income	(0.13)	(0.09)	(0.08)	(0.02)	(0.21)
Distributions from net realized capital gains	0.00	0.00	(1.53)	0.00	0.00
Total distributions	(0.13)	(0.09)	(1.61)	(0.02)	(0.21)
Net Asset Value, End of Period	$8.94	$8.74	$8.29	$13.25	$13.98
Total Return (%) (b)	3.82	6.47	(25.81)	(5.07)	27.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.31	1.30	1.29	1.25	1.29
Net ratio of expenses to average net assets (%) (c)	1.07	1.20	1.19	1.15	1.19
Ratio of net investment income (loss) to average net assets (%)	1.60	1.10	0.68	0.82	0.31
Portfolio turnover rate (%)	105	28	36	36	31
Net assets, end of period (in millions)	$347.3	$379.8	$386.7	$504.7	$580.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-482

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—95.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 95.2%
Communication Services Select Sector SPDR Fund (a) (b)	339,668	$32,883,259
Consumer Discretionary Select Sector SPDR Fund (a) (b)	147,337	33,055,056
Financial Select Sector SPDR Fund (a)	678,805	32,806,646
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,586,727	33,601,584
iShares 0-5 Year TIPS Bond ETF (b)	678,343	68,241,306
iShares Core MSCI Emerging Markets ETF (b)	3,117,080	162,773,918
iShares Core S&P 500 ETF	308,494	181,604,248
iShares Core S&P Mid-Cap ETF (b)	770,377	48,002,191
iShares Core S&P Small-Cap ETF (b)	688,001	79,271,475
Schwab International Small-Cap Equity ETF (b)	928,091	31,861,364
SPDR Blackstone Senior Loan ETF (a) (b)	1,022,065	42,650,772
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	2,135,555	41,707,389
SPDR Bloomberg High Yield Bond ETF (a) (b)	793,481	75,753,631
SPDR Gold Shares (a) (b) (c)	260,360	63,040,967
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	3,552,500	121,246,825
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	1,545,400	50,627,304
SPDR S&P 500 ETF Trust (a)	436,316	255,716,081
Vanguard Total Bond Market ETF (b)	3,137,162	225,593,319
Total Mutual Funds (Cost $1,458,952,797)		1,580,437,335

Short-Term Investments—4.9%
Mutual Funds—4.9%
Invesco Treasury Portfolio, Institutional Class, 4.380% (d)	80,397,463	80,397,463
Total Short-Term Investments (Cost $80,397,463)		80,397,463

Securities Lending Reinvestments (e)—10.1%
Certificates of Deposit—0.5%
Bank of America NA
4.650%, SOFR + 0.190%, 01/03/25 (f)	1,000,000	1,000,000
5.410%, 01/03/25	1,000,000	1,000,082
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (f)	3,000,000	2,999,999
4.810%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Cooperatieve Rabobank UA
4.800%, SOFR + 0.340%, 07/30/25 (f)	1,000,000	1,001,130
Credit Agricole SA
4.630%, SOFR + 0.320%, 02/18/25 (f)	1,000,000	999,999
		8,001,208
Commercial Paper—0.4%
Chesham Finance Ltd./Chesham Finance LLC
4.330%, 01/03/25	3,000,000	2,999,639
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (f)	3,000,000	3,000,177
		5,999,816
Security Description	Principal Amount*	Value
Repurchase Agreements—7.5%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $7,001,731; collateralized by various Common Stock with an aggregate market value of $7,794,559	7,000,000	$7,000,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $20,004,956; collateralized by various Common Stock with an aggregate market value of $22,270,169	20,000,000	20,000,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $6,001,503; collateralized by various Common Stock with an aggregate market value of $6,681,051	6,000,000	6,000,000
Barclays Bank PLC
Repurchase Agreement dated 12/31/24 at 4.680%, due on 04/07/25 with a maturity value of $10,126,100; collateralized by various Common Stock with an aggregate market value of $11,143,383	10,000,000	10,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $2,000,456; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $5,022,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $10,254,844; collateralized by various Common Stock with an aggregate market value of $11,000,002	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $5,058,520; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $5,158,429	5,057,283	5,057,283
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $6,001,507; collateralized by various Common Stock with an aggregate market value of $6,692,639	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $33,028,618; collateralized by various Common Stock with an aggregate market value of $36,807,528	33,000,000	33,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 12/31/24 at 4.570%, due on 01/07/25 with a maturity value of $5,004,443; collateralized by various Common Stock with an aggregate market value of $5,577,432	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $10,044,722; collateralized by various Common Stock with an aggregate market value of $11,112,531	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTI-483

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $5,501,353; collateralized by various Common Stock with an aggregate market value of $6,051,491	5,500,000	$5,500,000
		124,557,283
Time Deposit—0.1%
National Bank of Canada
4.400%, OBFR + 0.070%, 01/07/25 (f)	2,000,000	2,000,000

Mutual Funds—1.6%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (d)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (d)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (d)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.380% (d)	2,000,000	2,000,000
		27,000,000
Total Securities Lending Reinvestments (Cost $167,556,922)		167,558,307
Total Investments—110.2% (Cost $1,706,907,182)		1,828,393,105
Other assets and liabilities (net)—(10.2)%		(168,535,743)
Net Assets—100.0%		$1,659,857,362

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $347,118,280 and the collateral received consisted of cash in the amount of $167,556,201 and non-cash collateral with a value of $192,235,133. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
Communication Services Select Sector SPDR Fund	$35,110,620	$70,787,944	$(79,515,528)	$5,035,142	$1,465,081	$32,883,259
Consumer Discretionary Select Sector SPDR Fund	—	34,512,897	—	—	(1,457,841)	33,055,056
Consumer Staples Select Sector SPDR Fund	—	34,534,292	(34,583,052)	48,760	—	—
Energy Select Sector SPDR Fund	34,454,048	53,713,842	(86,103,012)	(5,356,236)	3,291,358	—
Financial Select Sector SPDR Fund	—	102,326,764	(71,797,568)	1,867,802	409,648	32,806,646
Industrial Select Sector SPDR Fund	—	70,452,838	(71,605,714)	1,152,876	—	—
SPDR Blackstone Senior Loan ETF	42,570,145	4,203,475	(3,909,845)	32,787	(245,790)	42,650,772
SPDR Bloomberg Emerging Markets Local Bond ETF	43,817,228	4,890,597	(3,423,475)	(140,076)	(3,436,885)	41,707,389
SPDR Bloomberg High Yield Bond ETF	25,981,408	167,446,650	(117,238,360)	735,296	(1,171,363)	75,753,631
SPDR Gold Shares	53,005,897	299,209	(3,669,361)	343,576	13,061,646	63,040,967
SPDR Portfolio Developed World ex-U.S. ETF	166,518,061	143,321,373	(189,949,319)	13,418,704	(12,061,994)	121,246,825
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	51,338,188	—	—	(710,884)	50,627,304
SPDR S&P 500 ETF Trust	331,349,058	96,214,459	(234,606,722)	57,883,571	4,875,715	255,716,081
See accompanying notes to financial statements.
BHFTI-484

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of December 31, 2024
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
SPDR S&P International Small Cap ETF	$35,717,518	$—	$(34,604,153)	$1,224,974	$(2,338,339)	$—
Technology Select Sector SPDR Fund	34,715,885	56,826,921	(95,761,181)	7,160,424	(2,942,049)	—
	$803,239,868	$890,869,449	$(1,026,767,290)	$83,407,600	$(1,261,697)	$749,487,930

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
Communication Services Select Sector SPDR Fund	$288,964	339,668
Consumer Discretionary Select Sector SPDR Fund	63,816	147,337
Consumer Staples Select Sector SPDR Fund	177,510	—
Energy Select Sector SPDR Fund	270,998	—
Financial Select Sector SPDR Fund	140,000	678,805
Industrial Select Sector SPDR Fund	227,445	—
SPDR Blackstone Senior Loan ETF	3,679,659	1,022,065
SPDR Bloomberg Emerging Markets Local Bond ETF	2,421,313	2,135,555
SPDR Bloomberg High Yield Bond ETF	5,829,863	793,481
SPDR Gold Shares	—	260,360
SPDR Portfolio Developed World ex-U.S. ETF	5,804,487	3,552,500
SPDR Portfolio Intermediate Term Corporate Bond ETF	181,815	1,545,400
SPDR S&P 500 ETF Trust	3,695,767	436,316
SPDR S&P International Small Cap ETF	—	—
Technology Select Sector SPDR Fund	186,129	—
	$22,967,766
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$1,438,798,309	$0	$1,656,697,099
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Mutual Funds	$(167,556,201)	$—	$—	$—	$(167,556,201)
Gross amount of recognized liabilities for securities lending transactions					$(167,556,201)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,580,437,335	$—	$—	$1,580,437,335
Total Mutual Funds	$1,580,437,335	$—	$—	$1,580,437,335
Total Short-Term Investments*	80,397,463	—	—	80,397,463
See accompanying notes to financial statements.
BHFTI-485

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$8,001,208	$—	$8,001,208
Commercial Paper	—	5,999,816	—	5,999,816
Repurchase Agreements	—	124,557,283	—	124,557,283
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	27,000,000	—	—	27,000,000
Total Securities Lending Reinvestments	27,000,000	140,558,307	—	167,558,307
Total Investments	$1,687,834,798	$140,558,307	$—	$1,828,393,105
Collateral for Securities Loaned (Liability)	$—	$(167,556,201)	$—	$(167,556,201)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,709,136,925
Gross unrealized appreciation	139,353,741
Gross unrealized (depreciation)	(20,097,561)
Net unrealized appreciation (depreciation)	$119,256,180
See accompanying notes to financial statements.
BHFTI-486

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,078,905,175
Affiliated investments at value (c) (d)	749,487,930
Receivable for:
Fund shares sold	36,908
Dividends on affiliated investments	857,600
Prepaid expenses	6,029
Total Assets	1,829,293,642
Liabilities
Collateral for securities loaned	167,556,201
Payable for:
Fund shares redeemed	768,669
Accrued Expenses:
Management fees	444,554
Administration fees	25,167
Custodian and accounting fees	13,341
Distribution and service fees	353,422
Deferred trustees’ fees	221,249
Other expenses	53,677
Total Liabilities	169,436,280
Net Assets	$1,659,857,362
Net Assets Consist of:
Paid in surplus	$1,450,777,554
Distributable earnings (Accumulated losses)	209,079,808
Net Assets	$1,659,857,362
Net Assets
Class A	$27,602,307
Class B	1,626,472,478
Class E	5,782,577
Capital Shares Outstanding*
Class A	2,553,706
Class B	152,110,484
Class E	538,710
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.81
Class B	10.69
Class E	10.73

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,008,828,223.
(b)	Includes securities loaned at value $66,000,777.
(c)	Identified cost of affiliated investments was $698,078,959.
(d)	Includes securities loaned at value of $281,117,503.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from Underlying ETFs	$27,748,916
Dividends from affiliated investments	22,967,766
Securities lending income	1,025,064
Total investment income	51,741,746
Expenses
Management fees	5,335,055
Administration fees	36,000
Custodian and accounting fees	22,840
Distribution and service fees—Class B	4,236,060
Distribution and service fees—Class E	9,696
Audit and tax services	51,915
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	49,378
Insurance	15,049
Miscellaneous	21,821
Total expenses	9,897,618
Net Investment Income	41,844,128
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	31,299,568
Affiliated investments	83,407,600
Net realized gain (loss)	114,707,168
Net change in unrealized appreciation (depreciation) on:
Investments	23,979,431
Affiliated investments	(1,261,697)
Net change in unrealized appreciation (depreciation)	22,717,734
Net realized and unrealized gain (loss)	137,424,902
Net Increase (Decrease) in Net Assets From Operations	$179,269,030
See accompanying notes to financial statements.
BHFTI-487

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$41,844,128	$41,299,013
Net realized gain (loss)	114,707,168	5,119,101
Net change in unrealized appreciation (depreciation)	22,717,734	177,532,931
Increase (decrease) in net assets from operations	179,269,030	223,951,045
From Distributions to Shareholders
Class A	(709,380)	(640,591)
Class B	(40,019,284)	(39,123,657)
Class E	(166,000)	(165,960)
Total distributions	(40,894,664)	(39,930,208)
Increase (decrease) in net assets from capital share transactions	(221,482,155)	(156,122,207)
Total increase (decrease) in net assets	(83,107,789)	27,898,630
Net Assets
Beginning of period	1,742,965,151	1,715,066,521
End of period	$1,659,857,362	$1,742,965,151

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	137,151	$1,442,120	131,363	$1,233,697
Reinvestments	68,407	709,380	67,859	640,591
Redemptions	(303,116)	(3,183,295)	(277,026)	(2,610,545)
Net increase (decrease)	(97,558)	$(1,031,795)	(77,804)	$(736,257)
Class B
Sales	1,537,318	$15,940,501	1,236,648	$11,505,957
Reinvestments	3,896,717	40,019,284	4,184,348	39,123,657
Redemptions	(26,437,136)	(275,022,098)	(22,047,635)	(205,195,789)
Net increase (decrease)	(21,003,101)	$(219,062,313)	(16,626,639)	$(154,566,175)
Class E
Sales	42,940	$441,388	121,897	$1,177,819
Reinvestments	16,116	166,000	17,693	165,960
Redemptions	(190,123)	(1,995,435)	(225,987)	(2,163,554)
Net increase (decrease)	(131,067)	$(1,388,047)	(86,397)	$(819,775)
Increase (decrease) derived from capital shares transactions		$(221,482,155)		$(156,122,207)
See accompanying notes to financial statements.
BHFTI-488

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.98	$8.97	$13.27	$12.48	$12.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28	0.25	0.25	0.37	0.25
Net realized and unrealized gain (loss)	0.82	1.00	(2.25)	1.29	0.85
Total income (loss) from investment operations	1.10	1.25	(2.00)	1.66	1.10
Less Distributions
Distributions from net investment income	(0.27)	(0.24)	(0.39)	(0.27)	(0.34)
Distributions from net realized capital gains	0.00	0.00	(1.91)	(0.60)	(0.40)
Total distributions	(0.27)	(0.24)	(2.30)	(0.87)	(0.74)
Net Asset Value, End of Period	$10.81	$9.98	$8.97	$13.27	$12.48
Total Return (%) (b)	11.17	14.12	(15.09)	13.61	10.14
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.33	0.33	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (d)	2.70	2.66	2.41	2.83	2.20
Portfolio turnover rate (%)	89	145	148	91	72
Net assets, end of period (in millions)	$27.6	$26.5	$24.5	$31.1	$28.4

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.88	$8.87	$13.15	$12.37	$12.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.22	0.22	0.33	0.22
Net realized and unrealized gain (loss)	0.81	1.01	(2.24)	1.29	0.84
Total income (loss) from investment operations	1.06	1.23	(2.02)	1.62	1.06
Less Distributions
Distributions from net investment income	(0.25)	(0.22)	(0.35)	(0.24)	(0.31)
Distributions from net realized capital gains	0.00	0.00	(1.91)	(0.60)	(0.40)
Total distributions	(0.25)	(0.22)	(2.26)	(0.84)	(0.71)
Net Asset Value, End of Period	$10.69	$9.88	$8.87	$13.15	$12.37
Total Return (%) (b)	10.80	13.97	(15.38)	13.38	9.83
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.58	0.58	0.57	0.57	0.57
Ratio of net investment income (loss) to average net assets (%) (d)	2.42	2.39	2.15	2.54	1.94
Portfolio turnover rate (%)	89	145	148	91	72
Net assets, end of period (in millions)	$1,626.5	$1,709.9	$1,683.9	$2,211.2	$2,204.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-489

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.91	$8.91	$13.20	$12.41	$12.05
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.24	0.23	0.35	0.23
Net realized and unrealized gain (loss)	0.82	0.99	(2.24)	1.29	0.85
Total income (loss) from investment operations	1.08	1.23	(2.01)	1.64	1.08
Less Distributions
Distributions from net investment income	(0.26)	(0.23)	(0.37)	(0.25)	(0.32)
Distributions from net realized capital gains	0.00	0.00	(1.91)	(0.60)	(0.40)
Total distributions	(0.26)	(0.23)	(2.28)	(0.85)	(0.72)
Net Asset Value, End of Period	$10.73	$9.91	$8.91	$13.20	$12.41
Total Return (%) (b)	10.98	13.93	(15.26)	13.52	10.01
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.48	0.48	0.47	0.47	0.47
Ratio of net investment income (loss) to average net assets (%) (d)	2.48	2.52	2.24	2.68	2.03
Portfolio turnover rate (%)	89	145	148	91	72
Net assets, end of period (in millions)	$5.8	$6.6	$6.7	$8.8	$8.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
See accompanying notes to financial statements.
BHFTI-490

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of December 31, 2024
Mutual Funds—94.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 94.3%
Communication Services Select Sector SPDR Fund (a) (b)	223,221	$21,610,025
Consumer Discretionary Select Sector SPDR Fund (a) (b)	96,778	21,712,144
Financial Select Sector SPDR Fund (a) (b)	447,124	21,609,503
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,699,023	22,070,309
iShares Core MSCI Emerging Markets ETF (b)	1,708,835	89,235,364
iShares Core S&P 500 ETF	159,850	94,100,498
iShares Core S&P Mid-Cap ETF	506,896	31,584,690
iShares Core S&P Small-Cap ETF (b)	392,101	45,177,877
Schwab International Small-Cap Equity ETF (b)	609,907	20,938,107
SPDR Blackstone Senior Loan ETF (a) (b)	269,108	11,229,877
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	562,054	10,976,915
SPDR Bloomberg High Yield Bond ETF (a) (b)	270,730	25,846,593
SPDR Gold Shares (a) (b) (c)	111,597	27,020,982
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	2,491,857	85,047,079
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	677,390	22,191,296
SPDR S&P 500 ETF Trust (a) (b)	228,608	133,982,577
Total Mutual Funds (Cost $610,149,924)		684,333,836

Short-Term Investments—5.7%
Mutual Funds—5.7%
Invesco Treasury Portfolio, Institutional Class, 4.380% (d)	41,465,095	41,465,095
Total Short-Term Investments (Cost $41,465,095)		41,465,095

Securities Lending Reinvestments (e)—17.2%
Certificates of Deposit—0.4%
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	1,000,000
Credit Agricole SA
4.630%, SOFR + 0.320%, 02/18/25 (f)	1,000,000	999,998
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	983,670
		2,983,668
Commercial Paper—0.6%
Chesham Finance Ltd./Chesham Finance LLC
4.330%, 01/03/25	3,000,000	2,999,639
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (f)	1,000,000	1,000,059
		3,999,698
Repurchase Agreements—10.8%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $5,001,236; collateralized by various Common Stock with an aggregate market value of $5,567,542	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $5,001,139; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $5,100,000	5,000,000	$5,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $5,001,228; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $5,121,496	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $4,018,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $4,080,001	4,000,000	4,000,000
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $5,127,422; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $6,720,532; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $6,853,268	6,718,890	6,718,890
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $10,002,511; collateralized by various Common Stock with an aggregate market value of $11,154,398	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $9,007,805; collateralized by various Common Stock with an aggregate market value of $10,038,417	9,000,000	9,000,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $11,002,762; collateralized by various Common Stock with an aggregate market value of $12,269,838	11,000,000	11,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $9,002,225; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $9,180,013	9,000,000	9,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $9,002,215; collateralized by various Common Stock with an aggregate market value of $9,902,438	9,000,000	9,000,000
		78,718,890
Time Deposit—0.6%
First Abu Dhabi Bank USA NV
4.320%, 01/02/25	4,000,000	4,000,000
See accompanying notes to financial statements.
BHFTI-491

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—4.8%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (d)	10,000,000	$10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (d)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (d)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (d)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (d)	5,000,000	5,000,000
		35,000,000
Total Securities Lending Reinvestments (Cost $124,702,121)		124,702,256
Total Investments—117.2% (Cost $776,317,140)		850,501,187
Other assets and liabilities (net)—(17.2)%		(124,882,872)
Net Assets—100.0%		$725,618,315

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $178,573,460 and the collateral received consisted of cash in the amount of $124,694,962 and non-cash collateral with a value of $59,612,901. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2024
Communication Services Select Sector SPDR Fund	$22,206,930	$46,059,326	$(50,870,333)	$3,196,769	$1,017,333	$21,610,025
Consumer Discretionary Select Sector SPDR Fund	—	22,669,724	—	—	(957,580)	21,712,144
Consumer Staples Select Sector SPDR Fund	—	22,637,370	(22,665,015)	27,645	—	—
Energy Select Sector SPDR Fund	21,803,933	35,238,835	(55,708,704)	(3,404,860)	2,070,796	—
Financial Select Sector SPDR Fund	—	66,175,992	(46,028,910)	1,188,226	274,195	21,609,503
Industrial Select Sector SPDR Fund	—	44,921,399	(45,641,560)	720,161	—	—
SPDR Blackstone Senior Loan ETF	10,757,770	1,691,551	(1,163,344)	8,557	(64,657)	11,229,877
SPDR Bloomberg Emerging Markets Local Bond ETF	11,068,206	1,816,990	(980,164)	(40,148)	(887,969)	10,976,915
SPDR Bloomberg High Yield Bond ETF	3,651,747	49,708,099	(27,247,119)	77,298	(343,432)	25,846,593
SPDR Gold Shares	22,288,893	259,440	(1,268,704)	122,489	5,618,864	27,020,982
SPDR Portfolio Developed World ex-U.S. ETF	103,281,126	64,137,144	(83,009,868)	5,948,872	(5,310,195)	85,047,079
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	22,502,896	—	—	(311,600)	22,191,296
SPDR S&P 500 ETF Trust	161,600,647	40,213,984	(99,380,502)	25,635,752	5,912,696	133,982,577
SPDR S&P International Small Cap ETF	22,562,241	—	(21,857,855)	426,719	(1,131,105)	—
Technology Select Sector SPDR Fund	21,909,613	36,967,785	(61,546,785)	4,526,149	(1,856,762)	—
	$401,131,106	$455,000,535	$(517,368,863)	$38,433,629	$4,030,584	$381,226,991

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
Communication Services Select Sector SPDR Fund	$187,737	223,221
Consumer Discretionary Select Sector SPDR Fund	41,917	96,778
Consumer Staples Select Sector SPDR Fund	115,276	—
Energy Select Sector SPDR Fund	175,150	—
Financial Select Sector SPDR Fund	92,218	447,124
See accompanying notes to financial statements.
BHFTI-492

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of December 31, 2024
Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
Industrial Select Sector SPDR Fund	$146,658	—
SPDR Blackstone Senior Loan ETF	952,777	269,108
SPDR Bloomberg Emerging Markets Local Bond ETF	627,066	562,054
SPDR Bloomberg High Yield Bond ETF	1,418,760	270,730
SPDR Gold Shares	—	111,597
SPDR Portfolio Developed World ex-U.S. ETF	3,527,320	2,491,857
SPDR Portfolio Intermediate Term Corporate Bond ETF	79,694	677,390
SPDR S&P 500 ETF Trust	1,886,301	228,608
SPDR S&P International Small Cap ETF	—	—
Technology Select Sector SPDR Fund	120,414	—
	$9,371,288
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$606,032,642	$0	$696,871,048
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Mutual Funds	$(124,694,962)	$—	$—	$—	$(124,694,962)
Gross amount of recognized liabilities for securities lending transactions					$(124,694,962)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$684,333,836	$—	$—	$684,333,836
Total Mutual Funds	$684,333,836	$—	$—	$684,333,836
Total Short-Term Investments*	41,465,095	—	—	41,465,095
Securities Lending Reinvestments
Certificates of Deposit	—	2,983,668	—	2,983,668
Commercial Paper	—	3,999,698	—	3,999,698
Repurchase Agreements	—	78,718,890	—	78,718,890
Time Deposit	—	4,000,000	—	4,000,000
Mutual Funds	35,000,000	—	—	35,000,000
Total Securities Lending Reinvestments	35,000,000	89,702,256	—	124,702,256
Total Investments	$760,798,931	$89,702,256	$—	$850,501,187
Collateral for Securities Loaned (Liability)	$—	$(124,694,962)	$—	$(124,694,962)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-493

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$779,473,017
Gross unrealized appreciation	79,012,391
Gross unrealized (depreciation)	(7,984,221)
Net unrealized appreciation (depreciation)	$71,028,170
See accompanying notes to financial statements.
BHFTI-494

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$469,274,196
Affiliated investments at value (c) (d)	381,226,991
Receivable for:
Fund shares sold	88,448
Dividends on affiliated investments	449,340
Prepaid expenses	2,617
Total Assets	851,041,592
Liabilities
Collateral for securities loaned	124,694,962
Payable for:
Fund shares redeemed	77,159
Accrued Expenses:
Management fees	201,778
Administration fees	25,167
Custodian and accounting fees	13,175
Distribution and service fees	148,326
Deferred trustees’ fees	221,249
Other expenses	41,461
Total Liabilities	125,423,277
Net Assets	$725,618,315
Net Assets Consist of:
Paid in surplus	$591,713,731
Distributable earnings (Accumulated losses)	133,904,584
Net Assets	$725,618,315
Net Assets
Class A	$40,228,803
Class B	679,145,412
Class E	6,244,100
Capital Shares Outstanding*
Class A	3,654,425
Class B	62,381,504
Class E	571,381
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.01
Class B	10.89
Class E	10.93

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $426,567,057.
(b)	Includes securities loaned at value $26,686,150.
(c)	Identified cost of affiliated investments was $349,750,083.
(d)	Includes securities loaned at value of $151,887,310.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends from Underlying ETFs	$9,545,516
Dividends from affiliated investments	9,371,288
Securities lending income	389,272
Total investment income	19,306,076
Expenses
Management fees	2,390,331
Administration fees	36,000
Custodian and accounting fees	22,634
Distribution and service fees—Class B	1,752,755
Distribution and service fees—Class E	9,691
Audit and tax services	51,915
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	29,251
Insurance	6,375
Miscellaneous	16,431
Total expenses	4,435,187
Net Investment Income	14,870,889
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,399,254
Affiliated investments	38,433,629
Net realized gain (loss)	47,832,883
Net change in unrealized appreciation (depreciation) on:
Investments	22,538,360
Affiliated investments	4,030,584
Net change in unrealized appreciation (depreciation)	26,568,944
Net realized and unrealized gain (loss)	74,401,827
Net Increase (Decrease) in Net Assets From Operations	$89,272,716
See accompanying notes to financial statements.
BHFTI-495

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,870,889	$15,484,061
Net realized gain (loss)	47,832,883	14,266,760
Net change in unrealized appreciation (depreciation)	26,568,944	75,839,024
Increase (decrease) in net assets from operations	89,272,716	105,589,845
From Distributions to Shareholders
Class A	(878,237)	(2,571,906)
Class B	(14,246,418)	(48,701,007)
Class E	(136,619)	(475,648)
Total distributions	(15,261,274)	(51,748,561)
Increase (decrease) in net assets from capital share transactions	(85,810,797)	(21,350,160)
Total increase (decrease) in net assets	(11,799,355)	32,491,124
Net Assets
Beginning of period	737,417,670	704,926,546
End of period	$725,618,315	$737,417,670

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	148,690	$1,578,227	190,994	$1,830,683
Reinvestments	83,403	878,237	273,026	2,571,906
Redemptions	(303,229)	(3,201,151)	(391,675)	(3,724,309)
Net increase (decrease)	(71,136)	$(744,687)	72,345	$678,280
Class B
Sales	700,394	$7,356,158	1,205,514	$11,445,117
Reinvestments	1,365,908	14,246,418	5,219,829	48,701,007
Redemptions	(10,010,141)	(105,710,684)	(8,657,890)	(81,838,611)
Net increase (decrease)	(7,943,839)	$(84,108,108)	(2,232,547)	$(21,692,487)
Class E
Sales	23,488	$248,234	46,996	$443,637
Reinvestments	13,061	136,619	50,817	475,648
Redemptions	(127,771)	(1,342,855)	(132,511)	(1,255,238)
Net increase (decrease)	(91,222)	$(958,002)	(34,698)	$(335,953)
Increase (decrease) derived from capital shares transactions		$(85,810,797)		$(21,350,160)
See accompanying notes to financial statements.
BHFTI-496

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.97	$9.25	$13.86	$12.61	$12.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.23	0.22	0.36	0.22
Net realized and unrealized gain (loss)	1.04	1.22	(2.41)	1.85	0.97
Total income (loss) from investment operations	1.28	1.45	(2.19)	2.21	1.19
Less Distributions
Distributions from net investment income	(0.24)	(0.21)	(0.37)	(0.23)	(0.31)
Distributions from net realized capital gains	0.00	(0.52)	(2.05)	(0.73)	(0.45)
Total distributions	(0.24)	(0.73)	(2.42)	(0.96)	(0.76)
Net Asset Value, End of Period	$11.01	$9.97	$9.25	$13.86	$12.61
Total Return (%) (b) (c)	12.96	16.13	(15.67)	17.88	11.06
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.36	0.36	0.35	0.34	0.35
Ratio of net investment income (loss) to average net assets (%) (e)	2.27	2.40	2.04	2.64	1.95
Portfolio turnover rate (%)	86	145	123	80	73
Net assets, end of period (in millions)	$40.2	$37.1	$33.8	$40.9	$36.0

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.86	$9.16	$13.74	$12.51	$12.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.20	0.19	0.31	0.19
Net realized and unrealized gain (loss)	1.04	1.20	(2.39)	1.85	0.96
Total income (loss) from investment operations	1.25	1.40	(2.20)	2.16	1.15
Less Distributions
Distributions from net investment income	(0.22)	(0.18)	(0.33)	(0.20)	(0.28)
Distributions from net realized capital gains	0.00	(0.52)	(2.05)	(0.73)	(0.45)
Total distributions	(0.22)	(0.70)	(2.38)	(0.93)	(0.73)
Net Asset Value, End of Period	$10.89	$9.86	$9.16	$13.74	$12.51
Total Return (%) (b) (c)	12.72	15.75	(15.87)	17.60	10.75
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.61	0.61	0.60	0.59	0.60
Ratio of net investment income (loss) to average net assets (%) (e)	1.97	2.14	1.76	2.33	1.69
Portfolio turnover rate (%)	86	145	123	80	73
Net assets, end of period (in millions)	$679.1	$693.7	$664.7	$868.5	$829.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-497

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.90	$9.19	$13.78	$12.54	$12.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.21	0.20	0.33	0.20
Net realized and unrealized gain (loss)	1.04	1.21	(2.39)	1.85	0.96
Total income (loss) from investment operations	1.26	1.42	(2.19)	2.18	1.16
Less Distributions
Distributions from net investment income	(0.23)	(0.19)	(0.35)	(0.21)	(0.29)
Distributions from net realized capital gains	0.00	(0.52)	(2.05)	(0.73)	(0.45)
Total distributions	(0.23)	(0.71)	(2.40)	(0.94)	(0.74)
Net Asset Value, End of Period	$10.93	$9.90	$9.19	$13.78	$12.54
Total Return (%) (b) (c)	12.78	15.93	(15.78)	17.75	10.84
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.51	0.51	0.50	0.49	0.50
Ratio of net investment income (loss) to average net assets (%) (e)	2.07	2.23	1.86	2.46	1.79
Portfolio turnover rate (%)	86	145	123	80	73
Net assets, end of period (in millions)	$6.2	$6.6	$6.4	$8.3	$7.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
During 2021, 0.08% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadviser. Excluding this item, total return would have been
17.80%, 17.52%, and 17.67% for Class A, Class B and Class E, respectively.

(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
See accompanying notes to financial statements.
BHFTI-498

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.2%
Boeing Co. (a)	82,248	$14,557,896
General Electric Co.	221,794	36,993,021
L3Harris Technologies, Inc.	259,273	54,519,927
		106,070,844
Air Freight & Logistics — 1.7%
United Parcel Service, Inc. - Class B	331,170	41,760,537
Banks — 10.2%
Bank of America Corp.	1,794,773	78,880,273
Citigroup, Inc. (b)	546,832	38,491,504
Fifth Third Bancorp	388,334	16,418,761
Huntington Bancshares, Inc.	1,733,466	28,203,492
U.S. Bancorp	548,332	26,226,720
Wells Fargo & Co.	1,003,103	70,457,955
		258,678,705
Beverages — 0.7%
Coca-Cola Co.	281,357	17,517,287
Biotechnology — 0.3%
Biogen, Inc. (a)	50,000	7,646,000
Capital Markets — 2.2%
Charles Schwab Corp.	739,353	54,719,516
Chemicals — 1.4%
CF Industries Holdings, Inc.	265,699	22,669,439
RPM International, Inc.	107,914	13,279,897
		35,949,336
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	397,083	35,876,449
Containers & Packaging — 1.3%
International Paper Co. (b)	630,468	33,931,788
Electric Utilities — 1.4%
Southern Co.	442,950	36,463,644
Electrical Equipment — 1.6%
GE Vernova, Inc.	36,201	11,907,595
Rockwell Automation, Inc.	104,000	29,722,160
		41,629,755
Electronic Equipment, Instruments & Components — 1.1%
TE Connectivity PLC	191,000	27,307,270
Energy Equipment & Services — 0.8%
Schlumberger NV	497,279	19,065,677
Entertainment — 1.2%
Walt Disney Co.	270,504	30,120,620
Financial Services — 4.1%
Equitable Holdings, Inc.	833,443	39,313,507
Security Description	Shares	Value
Financial Services—(Continued)
Fiserv, Inc. (a)	312,472	$64,187,998
		103,501,505
Food Products — 0.7%
Conagra Brands, Inc.	609,808	16,922,172
Ground Transportation — 2.8%
Norfolk Southern Corp.	180,040	42,255,388
Union Pacific Corp.	120,140	27,396,726
		69,652,114
Health Care Equipment & Supplies — 4.5%
Baxter International, Inc.	745,004	21,724,317
Becton Dickinson & Co.	208,977	47,410,612
Zimmer Biomet Holdings, Inc.	415,661	43,906,271
		113,041,200
Health Care Providers & Services — 5.3%
Cigna Group	44,793	12,369,139
CVS Health Corp.	471,750	21,176,857
Elevance Health, Inc.	140,693	51,901,648
UnitedHealth Group, Inc.	95,529	48,324,300
		133,771,944
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp. (b)	611,790	31,421,534
Household Products — 2.4%
Colgate-Palmolive Co.	276,712	25,155,888
Kimberly-Clark Corp.	277,224	36,327,433
		61,483,321
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	117,412	26,522,197
Siemens AG	109,248	21,334,160
		47,856,357
Industrial REITs — 0.9%
Rexford Industrial Realty, Inc. (b)	572,629	22,137,837
Insurance — 6.7%
American International Group, Inc.	461,601	33,604,553
Chubb Ltd.	230,037	63,559,223
Hartford Financial Services Group, Inc. (b)	599,489	65,584,097
Travelers Cos., Inc.	30,531	7,354,612
		170,102,485
IT Services — 1.4%
Accenture PLC - Class A	99,631	35,049,189
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	74,480	38,746,730
Machinery — 4.9%
AGCO Corp. (b)	252,000	23,556,960
Cummins, Inc.	117,949	41,117,022
See accompanying notes to financial statements.
BHFTI-499

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Fortive Corp.	256,000	$19,200,000
Stanley Black & Decker, Inc.	498,522	40,026,331
		123,900,313
Media — 2.4%
Comcast Corp. - Class A	685,050	25,709,927
News Corp. - Class A	1,263,008	34,783,240
		60,493,167
Multi-Utilities — 3.3%
Ameren Corp.	483,401	43,090,365
Dominion Energy, Inc.	226,757	12,213,132
Sempra	328,388	28,806,196
		84,109,693
Oil, Gas & Consumable Fuels — 8.4%
ConocoPhillips	492,943	48,885,157
EOG Resources, Inc.	146,937	18,011,537
EQT Corp. (b)	702,228	32,379,733
Exxon Mobil Corp.	457,384	49,200,797
Suncor Energy, Inc.	686,236	24,484,901
TotalEnergies SE (ADR)	396,386	21,603,037
Williams Cos., Inc.	312,510	16,913,041
		211,478,203
Passenger Airlines — 0.7%
Southwest Airlines Co. (b)	503,865	16,939,941
Personal Care Products — 2.6%
Kenvue, Inc.	3,046,943	65,052,233
Pharmaceuticals — 3.6%
AstraZeneca PLC (ADR) (b)	221,000	14,479,920
Johnson & Johnson	291,114	42,100,907
Sanofi SA (ADR)	369,236	17,808,252
Viatris, Inc.	1,426,109	17,755,057
		92,144,136
Residential REITs — 1.8%
AvalonBay Communities, Inc. (b)	208,455	45,853,846
Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	476,419	9,552,201
QUALCOMM, Inc.	190,874	29,322,064
Texas Instruments, Inc.	100,612	18,865,756
		57,740,021
Software — 1.1%
Adobe, Inc. (a)	14,000	6,225,520
Microsoft Corp.	51,657	21,773,426
		27,998,946
Specialized REITs — 1.6%
Weyerhaeuser Co.	1,428,476	40,211,599
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 0.8%
Home Depot, Inc.	54,000	$21,005,460
Technology Hardware, Storage & Peripherals — 1.1%
Samsung Electronics Co. Ltd.	468,075	16,892,163
Western Digital Corp. (a)	186,731	11,134,770
		28,026,933
Tobacco — 1.6%
Philip Morris International, Inc.	338,632	40,754,361
Total Common Stocks (Cost $2,127,859,170)		2,506,132,668

Short-Term Investments—0.8%
Mutual Funds—0.8%
T. Rowe Price Treasury Reserve Fund, 4.660% (c) (d)	19,680,710	19,680,710
Total Short-Term Investments (Cost $19,680,710)		19,680,710

Securities Lending Reinvestments (e)—4.2%
Certificate of Deposit—0.0%
Bank of Montreal
4.810%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Commercial Paper—0.1%
Chesham Finance Ltd./Chesham Finance LLC
4.330%, 01/03/25	2,000,000	1,999,760
Repurchase Agreements—1.6%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $7,001,730; collateralized by various Common Stock with an aggregate market value of $7,794,559	7,000,000	7,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $2,000,456; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $2,040,000	2,000,000	2,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $1,000,246; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $1,024,299	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $2,009,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $2,050,969; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTI-500

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $5,545,181; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $5,654,703	5,543,826	$5,543,826
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $11,309,800; collateralized by various Common Stock with an aggregate market value of $12,603,790	11,300,000	11,300,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $250,063; collateralized by various Common Stock with an aggregate market value of $278,860	250,000	250,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $2,000,492; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $2,040,502	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $6,001,476; collateralized by various Common Stock with an aggregate market value of $6,601,626	6,000,000	6,000,000
		41,093,826
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 01/02/25	2,000,000	2,000,000

Mutual Funds—2.4%
Allspring Government Money Market Fund, Select Class, 4.420% (d)	10,000,000	10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (d)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (d)	7,000,000	7,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.420% (d)	10,000,000	$10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (d)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (d)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (d)	4,000,000	4,000,000
		61,000,000
Total Securities Lending Reinvestments (Cost $107,093,585)		107,093,584
Total Investments—104.1% (Cost $2,254,633,465)		2,632,906,962
Other assets and liabilities (net)—(4.1)%		(102,946,129)
Net Assets—100.0%		$2,529,960,833

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $136,622,433 and the collateral received consisted of cash in the amount of $107,093,105 and non-cash collateral with a value of $32,424,458. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of December 31, 2024
T. Rowe Price Treasury Reserve Fund	$36,779,362	$284,771,840	$(301,870,492)	$19,680,710
See accompanying notes to financial statements.
BHFTI-501

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of December 31, 2024

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
T. Rowe Price Treasury Reserve Fund	$1,535,346	19,680,710
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$776,238,248	$0	$1,111,799,364
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(107,093,105)	$—	$—	$—	$(107,093,105)
Gross amount of recognized liabilities for securities lending transactions					$(107,093,105)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$106,070,844	$—	$—	$106,070,844
Air Freight & Logistics	41,760,537	—	—	41,760,537
Banks	258,678,705	—	—	258,678,705
Beverages	17,517,287	—	—	17,517,287
Biotechnology	7,646,000	—	—	7,646,000
Capital Markets	54,719,516	—	—	54,719,516
Chemicals	35,949,336	—	—	35,949,336
Consumer Staples Distribution & Retail	35,876,449	—	—	35,876,449
Containers & Packaging	33,931,788	—	—	33,931,788
Electric Utilities	36,463,644	—	—	36,463,644
Electrical Equipment	41,629,755	—	—	41,629,755
Electronic Equipment, Instruments & Components	27,307,270	—	—	27,307,270
Energy Equipment & Services	19,065,677	—	—	19,065,677
Entertainment	30,120,620	—	—	30,120,620
Financial Services	103,501,505	—	—	103,501,505
Food Products	16,922,172	—	—	16,922,172
Ground Transportation	69,652,114	—	—	69,652,114
Health Care Equipment & Supplies	113,041,200	—	—	113,041,200
Health Care Providers & Services	133,771,944	—	—	133,771,944
Hotels, Restaurants & Leisure	31,421,534	—	—	31,421,534
Household Products	61,483,321	—	—	61,483,321
Industrial Conglomerates	26,522,197	21,334,160	—	47,856,357
Industrial REITs	22,137,837	—	—	22,137,837
Insurance	170,102,485	—	—	170,102,485
IT Services	35,049,189	—	—	35,049,189
Life Sciences Tools & Services	38,746,730	—	—	38,746,730
Machinery	123,900,313	—	—	123,900,313
Media	60,493,167	—	—	60,493,167
Multi-Utilities	84,109,693	—	—	84,109,693
Oil, Gas & Consumable Fuels	211,478,203	—	—	211,478,203
Passenger Airlines	16,939,941	—	—	16,939,941
Personal Care Products	65,052,233	—	—	65,052,233
Pharmaceuticals	92,144,136	—	—	92,144,136
See accompanying notes to financial statements.
BHFTI-502

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Residential REITs	$45,853,846	$—	$—	$45,853,846
Semiconductors & Semiconductor Equipment	57,740,021	—	—	57,740,021
Software	27,998,946	—	—	27,998,946
Specialized REITs	40,211,599	—	—	40,211,599
Specialty Retail	21,005,460	—	—	21,005,460
Technology Hardware, Storage & Peripherals	11,134,770	16,892,163	—	28,026,933
Tobacco	40,754,361	—	—	40,754,361
Total Common Stocks	2,467,906,345	38,226,323	—	2,506,132,668
Total Short-Term Investments*	19,680,710	—	—	19,680,710
Securities Lending Reinvestments
Certificate of Deposit	—	999,998	—	999,998
Commercial Paper	—	1,999,760	—	1,999,760
Repurchase Agreements	—	41,093,826	—	41,093,826
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	61,000,000	—	—	61,000,000
Total Securities Lending Reinvestments	61,000,000	46,093,584	—	107,093,584
Total Investments	$2,548,587,055	$84,319,907	$—	$2,632,906,962
Collateral for Securities Loaned (Liability)	$—	$(107,093,105)	$—	$(107,093,105)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$2,260,170,518
Gross unrealized appreciation	461,401,014
Gross unrealized (depreciation)	(88,664,570)
Net unrealized appreciation (depreciation)	$372,736,444
See accompanying notes to financial statements.
BHFTI-503

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$2,613,226,252
Affiliated investments at value (c)	19,680,710
Cash	1,964,747
Receivable for:
Investments sold	8,951,735
Fund shares sold	31,505
Dividends and interest	4,629,212
Dividends on affiliated investments	123,050
Prepaid expenses	9,493
Total Assets	2,648,616,704
Liabilities
Collateral for securities loaned	107,093,105
Payable for:
Investments purchased	9,324,530
Affiliated investments purchased	91,455
Fund shares redeemed	318,192
Accrued Expenses:
Management fees	1,093,775
Distribution and service fees	235,201
Deferred trustees’ fees	221,249
Other expenses	278,364
Total Liabilities	118,655,871
Net Assets	$2,529,960,833
Net Assets Consist of:
Paid in surplus	$1,875,492,508
Distributable earnings (Accumulated losses)	654,468,325
Net Assets	$2,529,960,833
Net Assets
Class A	$1,334,488,496
Class B	897,153,021
Class E	298,319,316
Capital Shares Outstanding*
Class A	48,758,216
Class B	33,302,494
Class E	10,991,138
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$27.37
Class B	26.94
Class E	27.14

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,234,952,755.
(b)	Includes securities loaned at value of $136,622,433.
(c)	Identified cost of affiliated investments was $19,680,710.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$64,215,392
Dividends from affiliated investments	1,535,346
Securities lending income	383,526
Total investment income	66,134,264
Expenses
Management fees	15,189,549
Administration fees	115,278
Custodian and accounting fees	114,470
Distribution and service fees—Class B	2,353,616
Distribution and service fees—Class E	468,863
Audit and tax services	50,508
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	111,111
Insurance	22,461
Miscellaneous	30,725
Total expenses	18,576,385
Less management fee waiver	(1,986,815)
Net expenses	16,589,570
Net Investment Income	49,544,694
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	234,542,353
Foreign currency transactions	(25,183)
Net realized gain (loss)	234,517,170
Net change in unrealized appreciation (depreciation) on investments	5,529,607
Net realized and unrealized gain (loss)	240,046,777
Net Increase (Decrease) in Net Assets From Operations	$289,591,471

(a)	Net of foreign withholding taxes of $712,385.
See accompanying notes to financial statements.
BHFTI-504

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$49,544,694	$59,493,089
Net realized gain (loss)	234,517,170	117,798,054
Net change in unrealized appreciation (depreciation)	5,529,607	63,490,648
Increase (decrease) in net assets from operations	289,591,471	240,781,791
From Distributions to Shareholders
Class A	(94,739,498)	(230,819,332)
Class B	(61,873,329)	(150,428,873)
Class E	(20,722,136)	(49,197,773)
Total distributions	(177,334,963)	(430,445,978)
Increase (decrease) in net assets from capital share transactions	(224,341,658)	185,678,783
Total increase (decrease) in net assets	(112,085,150)	(3,985,404)
Net Assets
Beginning of period	2,642,045,983	2,646,031,387
End of period	$2,529,960,833	$2,642,045,983

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	346,574	$9,701,681	425,893	$11,277,472
Reinvestments	3,572,379	94,739,498	9,589,503	230,819,332
Redemptions	(8,586,640)	(238,976,443)	(5,575,641)	(142,709,838)
Net increase (decrease)	(4,667,687)	$(134,535,264)	4,439,755	$99,386,966
Class B
Sales	864,145	$23,516,429	1,473,363	$38,755,902
Reinvestments	2,366,998	61,873,329	6,333,847	150,428,873
Redemptions	(5,671,298)	(154,556,399)	(4,770,641)	(122,612,421)
Net increase (decrease)	(2,440,155)	$(69,166,641)	3,036,569	$66,572,354
Class E
Sales	320,468	$8,707,537	318,366	$8,138,311
Reinvestments	787,315	20,722,136	2,058,484	49,197,773
Redemptions	(1,825,876)	(50,069,426)	(1,447,847)	(37,616,621)
Net increase (decrease)	(718,093)	$(20,639,753)	929,003	$19,719,463
Increase (decrease) derived from capital shares transactions		$(224,341,658)		$185,678,783
See accompanying notes to financial statements.
BHFTI-505

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.35	$28.77	$35.57	$28.77	$31.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.54	0.64	0.63	0.56	0.64
Net realized and unrealized gain (loss)	2.40	1.75	(2.66)	6.96	(0.35)
Total income (loss) from investment operations	2.94	2.39	(2.03)	7.52	0.29
Less Distributions
Distributions from net investment income	(0.64)	(0.60)	(0.62)	(0.68)	(0.71)
Distributions from net realized capital gains	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)
Total distributions	(1.92)	(4.81)	(4.77)	(0.72)	(2.81)
Net Asset Value, End of Period	$27.37	$26.35	$28.77	$35.57	$28.77
Total Return (%) (b)	11.37	9.91	(4.89)	26.30	3.15
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	0.59	0.59	0.59	0.59
Net ratio of expenses to average net assets (%) (c) (d)	0.52	0.52	0.51	0.51	0.52
Ratio of net investment income (loss) to average net assets (%)	1.97	2.42	2.02	1.68	2.48
Portfolio turnover rate (%)	29	29	30	16	30
Net assets, end of period (in millions)	$1,334.5	$1,407.8	$1,409.1	$1,839.4	$1,871.9

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.97	$28.40	$35.17	$28.47	$30.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.47	0.56	0.55	0.47	0.57
Net realized and unrealized gain (loss)	2.35	1.75	(2.63)	6.89	(0.35)
Total income (loss) from investment operations	2.82	2.31	(2.08)	7.36	0.22
Less Distributions
Distributions from net investment income	(0.57)	(0.53)	(0.54)	(0.62)	(0.64)
Distributions from net realized capital gains	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)
Total distributions	(1.85)	(4.74)	(4.69)	(0.66)	(2.74)
Net Asset Value, End of Period	$26.94	$25.97	$28.40	$35.17	$28.47
Total Return (%) (b)	11.11	9.64	(5.15)	25.98	2.87
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	0.84	0.84	0.84	0.84
Net ratio of expenses to average net assets (%) (c) (d)	0.77	0.77	0.76	0.76	0.77
Ratio of net investment income (loss) to average net assets (%)	1.71	2.17	1.79	1.44	2.23
Portfolio turnover rate (%)	29	29	30	16	30
Net assets, end of period (in millions)	$897.2	$928.1	$928.9	$1,078.6	$939.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-506

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.15	$28.57	$35.36	$28.61	$31.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.50	0.59	0.58	0.51	0.60
Net realized and unrealized gain (loss)	2.37	1.76	(2.65)	6.92	(0.35)
Total income (loss) from investment operations	2.87	2.35	(2.07)	7.43	0.25
Less Distributions
Distributions from net investment income	(0.60)	(0.56)	(0.57)	(0.64)	(0.66)
Distributions from net realized capital gains	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)
Total distributions	(1.88)	(4.77)	(4.72)	(0.68)	(2.76)
Net Asset Value, End of Period	$27.14	$26.15	$28.57	$35.36	$28.61
Total Return (%) (b)	11.18	9.78	(5.07)	26.12	3.00
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	0.74	0.74	0.74	0.74
Net ratio of expenses to average net assets (%) (c) (d)	0.67	0.67	0.66	0.66	0.67
Ratio of net investment income (loss) to average net assets (%)	1.82	2.27	1.88	1.53	2.33
Portfolio turnover rate (%)	29	29	30	16	30
Net assets, end of period (in millions)	$298.3	$306.2	$308.0	$374.3	$343.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(d)
The effect of the voluntary portion of the waiver on the net ratio of expenses to average net assets was 0.02% for each of the years ended December 31, 2024 through 2020 (see Note 6 of the Notes to
Financial Statements).

See accompanying notes to financial statements.
BHFTI-507

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.5%
BWX Technologies, Inc.	68,800	$7,663,632
Howmet Aerospace, Inc.	24,500	2,679,565
StandardAero, Inc. (a)	121,994	3,020,571
Textron, Inc.	221,761	16,962,499
		30,326,267
Beverages — 0.7%
Boston Beer Co., Inc. - Class A (a)	6,987	2,095,960
Constellation Brands, Inc. - Class A	26,900	5,944,900
		8,040,860
Biotechnology — 4.9%
Alnylam Pharmaceuticals, Inc. (a)	68,107	16,026,258
Argenx SE (ADR) (a)	9,145	5,624,175
Ascendis Pharma AS (ADR) (a)	42,400	5,837,208
Biogen, Inc. (a)	51,700	7,905,964
CRISPR Therapeutics AG (a) (b)	62,109	2,444,610
Cytokinetics, Inc. (a) (b)	82,300	3,871,392
Exact Sciences Corp. (a) (b)	68,900	3,871,491
Insmed, Inc. (a)	10,875	750,810
Ionis Pharmaceuticals, Inc. (a) (b)	210,896	7,372,924
Sarepta Therapeutics, Inc. (a)	35,938	4,369,702
Vaxcyte, Inc. (a)	32,032	2,622,140
		60,696,674
Capital Markets — 4.4%
Cboe Global Markets, Inc.	54,900	10,727,460
Intercontinental Exchange, Inc.	71,900	10,713,819
KKR & Co., Inc.	8,300	1,227,653
MarketAxess Holdings, Inc.	42,700	9,651,908
Raymond James Financial, Inc.	80,600	12,519,598
TPG, Inc. (b)	31,900	2,004,596
Tradeweb Markets, Inc. - Class A	51,000	6,676,920
		53,521,954
Chemicals — 0.4%
RPM International, Inc.	39,700	4,885,482
Commercial Services & Supplies — 0.9%
Veralto Corp.	63,700	6,487,845
Waste Connections, Inc.	27,800	4,769,924
		11,257,769
Construction & Engineering — 0.4%
Quanta Services, Inc.	16,200	5,120,010
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	23,338	12,054,077
Consumer Staples Distribution & Retail — 2.7%
Casey's General Stores, Inc. (b)	31,900	12,639,737
Dollar General Corp.	28,621	2,170,044
Dollar Tree, Inc. (a) (b)	195,471	14,648,597
Maplebear, Inc. (a)	94,800	3,926,616
		33,384,994
Security Description	Shares	Value
Containers & Packaging — 3.1%
Avery Dennison Corp.	83,000	$15,531,790
Ball Corp.	293,886	16,201,935
Sealed Air Corp.	199,100	6,735,553
		38,469,278
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. (a)	73,300	8,125,305
Duolingo, Inc. (a)	7,100	2,302,033
		10,427,338
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. - Class A	109,400	7,597,830
Cognex Corp.	91,600	3,284,776
Keysight Technologies, Inc. (a)	64,400	10,344,572
Littelfuse, Inc. (b)	8,900	2,097,285
		23,324,463
Energy Equipment & Services — 1.5%
TechnipFMC PLC	508,442	14,714,312
Weatherford International PLC	55,200	3,953,976
		18,668,288
Entertainment — 2.4%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	159,791	14,806,234
Liberty Media Corp.-Liberty Live - Class C (a)	24,400	1,660,664
Roku, Inc. (a)	41,700	3,099,978
Spotify Technology SA (a)	22,800	10,200,264
		29,767,140
Financial Services — 1.8%
Corpay, Inc. (a)	36,100	12,216,962
Toast, Inc. - Class A (a) (b)	260,600	9,498,870
		21,715,832
Food Products — 0.6%
McCormick & Co., Inc.	64,100	4,886,984
TreeHouse Foods, Inc. (a) (b)	78,649	2,762,939
		7,649,923
Ground Transportation — 1.7%
JB Hunt Transport Services, Inc. (b)	68,243	11,646,350
Old Dominion Freight Line, Inc.	28,500	5,027,400
XPO, Inc. (a)	35,100	4,603,365
		21,277,115
Health Care Equipment & Supplies — 7.4%
Alcon AG	123,800	10,509,382
Align Technology, Inc. (a)	38,200	7,965,082
Cooper Cos., Inc. (a)	135,200	12,428,936
Enovis Corp. (a) (b)	120,400	5,283,152
Hologic, Inc. (a)	346,300	24,964,767
Penumbra, Inc. (a) (b)	9,100	2,161,068
QuidelOrtho Corp. (a) (b)	132,174	5,888,352
See accompanying notes to financial statements.
BHFTI-508

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Teleflex, Inc.	121,523	$21,628,663
		90,829,402
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. (a) (b)	122,200	4,845,230
Encompass Health Corp.	32,500	3,001,375
Molina Healthcare, Inc. (a)	22,300	6,490,415
		14,337,020
Health Care Technology — 1.7%
Veeva Systems, Inc. - Class A (a)	101,661	21,374,225
Hotels, Restaurants & Leisure — 7.2%
Domino's Pizza, Inc.	50,010	20,992,198
DraftKings, Inc. - Class A (a) (b)	365,300	13,589,160
Hilton Worldwide Holdings, Inc.	74,800	18,487,568
Planet Fitness, Inc. - Class A (a)	110,300	10,905,361
Texas Roadhouse, Inc. (b)	7,100	1,281,053
Viking Holdings Ltd. (a)	165,123	7,275,319
Yum! Brands, Inc. (b)	117,871	15,813,573
		88,344,232
Household Durables — 0.3%
TopBuild Corp. (a)	10,000	3,113,400
Household Products — 0.4%
Reynolds Consumer Products, Inc.	163,500	4,412,865
Insurance — 2.2%
Assurant, Inc.	80,300	17,121,566
Axis Capital Holdings Ltd. (b)	60,100	5,326,062
Markel Group, Inc. (a)	3,000	5,178,690
		27,626,318
Interactive Media & Services — 1.2%
Match Group, Inc. (a)	183,246	5,993,977
Reddit, Inc. - Class A (a)	56,629	9,255,444
		15,249,421
IT Services — 0.3%
Gartner, Inc. (a)	2,600	1,259,622
MongoDB, Inc. (a)	10,100	2,351,381
		3,611,003
Life Sciences Tools & Services — 5.0%
Agilent Technologies, Inc.	160,800	21,601,872
Avantor, Inc. (a) (b)	813,600	17,142,552
Bruker Corp. (b)	179,611	10,528,797
Mettler-Toledo International, Inc. (a)	7,200	8,810,496
West Pharmaceutical Services, Inc.	12,118	3,969,372
		62,053,089
Machinery — 4.5%
Esab Corp. (b)	118,664	14,232,560
Fortive Corp.	201,773	15,132,975
Security Description	Shares	Value
Machinery—(Continued)
IDEX Corp.	32,500	$6,801,925
Ingersoll Rand, Inc. (b)	186,900	16,906,974
ITT, Inc.	18,300	2,614,704
		55,689,138
Media — 3.2%
New York Times Co. - Class A (b)	134,400	6,995,520
Trade Desk, Inc. - Class A (a)	270,700	31,815,371
		38,810,891
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	94,500	20,305,215
EQT Corp. (b)	296,200	13,657,782
Expand Energy Corp. (b)	67,100	6,679,805
Range Resources Corp. (b)	142,100	5,112,758
		45,755,560
Professional Services — 4.5%
Broadridge Financial Solutions, Inc.	50,100	11,327,109
Equifax, Inc.	50,400	12,844,440
Paylocity Holding Corp. (a) (b)	71,399	14,241,959
TransUnion	65,377	6,061,102
UL Solutions, Inc. - Class A (b)	60,981	3,041,732
Verisk Analytics, Inc.	27,800	7,656,954
		55,173,296
Real Estate Management & Development — 0.7%
CoStar Group, Inc. (a)	125,583	8,990,487
Semiconductors & Semiconductor Equipment — 6.8%
Lattice Semiconductor Corp. (a) (b)	319,800	18,116,670
Marvell Technology, Inc.	357,269	39,460,361
Microchip Technology, Inc.	326,000	18,696,100
Monolithic Power Systems, Inc.	3,700	2,189,290
NXP Semiconductors NV	27,700	5,757,445
		84,219,866
Software — 8.4%
Atlassian Corp. - Class A (a)	36,100	8,786,018
CCC Intelligent Solutions Holdings, Inc. (a) (b)	1,043,773	12,243,457
Fair Isaac Corp. (a)	6,300	12,542,859
Fortinet, Inc. (a)	131,700	12,443,016
Monday.com Ltd. (a)	9,200	2,166,048
Onestream, Inc. (a) (b)	51,007	1,454,720
PTC, Inc. (a)	119,463	21,965,662
Roper Technologies, Inc.	6,900	3,586,965
ServiceTitan, Inc. - Class A (a)	5,940	611,048
Tyler Technologies, Inc. (a)	29,900	17,241,536
Zoom Communications, Inc. - Class A (a)	124,200	10,135,962
		103,177,291
Specialty Retail — 4.2%
Bath & Body Works, Inc.	180,844	7,011,322
Burlington Stores, Inc. (a)	44,846	12,783,801
Five Below, Inc. (a)	72,062	7,563,627
See accompanying notes to financial statements.
BHFTI-509

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Ross Stores, Inc.	112,900	$17,078,383
Tractor Supply Co. (b)	54,845	2,910,076
Ulta Beauty, Inc. (a)	11,182	4,863,387
		52,210,596
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc. - Class A (a) (b)	129,500	7,955,185
Textiles, Apparel & Luxury Goods — 0.9%
Birkenstock Holding PLC (a) (b)	82,698	4,685,669
Lululemon Athletica, Inc. (a) (b)	6,200	2,370,942
On Holding AG - Class A (a)	67,100	3,675,067
		10,731,678
Trading Companies & Distributors — 1.1%
Ferguson Enterprises, Inc.	40,700	7,064,299
United Rentals, Inc.	9,200	6,480,848
		13,545,147
Total Common Stocks (Cost $901,954,242)		1,197,797,574

Convertible Preferred Stocks—0.4%
Automobiles — 0.1%
Nuro, Inc. - Series D † (a) (c) (d)	37,838	270,163
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	43,934	859,077
		1,129,240
Commercial Services & Supplies — 0.1%
Redwood Materials, Inc.- Series C † (a) (c) (d)	18,350	1,087,604
Health Care Providers & Services — 0.0%
Caris Life Sciences, Inc.- Series D † (a) (c) (d)	156,199	768,499
Software — 0.2%
Databricks, Inc. - Series H † (a) (c) (d)	11,738	1,085,765
Databricks, Inc. - Series I † (a) (c) (d)	4,164	385,170
Databricks, Inc. - Series J † (a) (c) (d)	7,056	652,680
		2,123,615
Total Convertible Preferred Stocks (Cost $6,558,396)		5,108,958

Short-Term Investments—2.3%
Mutual Funds—2.3%
T. Rowe Price Treasury Reserve Fund, 4.660% (e) (f)	27,755,595	27,755,595
Total Short-Term Investments (Cost $27,755,595)		27,755,595

Securities Lending Reinvestments (g)—7.3%
Certificates of Deposit—1.0%
Bank of America NA
4.650%, SOFR + 0.190%, 01/03/25 (h)	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of America NA
5.410%, 01/03/25	1,000,000	$1,000,082
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (h)	2,000,000	2,000,000
4.810%, SOFR + 0.350%, 07/14/25 (h)	1,000,000	999,998
Cooperatieve Rabobank UA
4.800%, SOFR + 0.340%, 07/30/25 (h)	2,000,000	2,002,260
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	983,670
Royal Bank of Canada
4.710%, SOFR + 0.340%, 05/08/25 (h)	1,000,000	1,000,347
Standard Chartered Bank
4.730%, SOFR + 0.360%, 01/23/25 (h)	1,000,000	999,999
Toronto-Dominion Bank
4.800%, SOFR + 0.340%, 05/09/25 (h)	1,000,000	999,983
Westpac Banking Corp.
4.700%, SOFR + 0.330%, 04/28/25 (h)	1,000,000	1,000,520
		11,986,859
Commercial Paper—0.2%
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (h)	2,000,000	2,000,118
Repurchase Agreements—5.3%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $1,400,346; collateralized by various Common Stock with an aggregate market value of $1,558,912	1,400,000	1,400,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $1,000,251; collateralized by various Common Stock with an aggregate market value of $1,113,508	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $2,000,456; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.630%, due on 02/04/25 with a maturity value of $5,022,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.625%, maturity dates ranging from 10/15/26 - 11/15/54, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $8,203,876; collateralized by various Common Stock with an aggregate market value of $8,800,001	8,000,000	8,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $14,712,748; collateralized by various Common Stock with an aggregate market value of $16,396,081	14,700,000	14,700,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $3,000,753; collateralized by various Common Stock with an aggregate market value of $3,346,319	3,000,000	3,000,000
See accompanying notes to financial statements.
BHFTI-510

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
NatWest Markets Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $2,600,072; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.250%, maturity dates ranging from 03/15/27 - 07/31/29, and an aggregate market value of $2,652,074	2,599,429	$2,599,429
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $10,002,472; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/16/25 - 05/15/54, and an aggregate market value of $10,200,014	10,000,000	10,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $17,679,350; collateralized by various Common Stock with an aggregate market value of $19,447,287	17,675,000	17,675,000
		65,374,429
Time Deposit—0.3%
National Bank of Canada
4.400%, OBFR + 0.070%, 01/07/25 (h)	4,000,000	4,000,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (f)	2,000,000	2,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $89,358,096)		89,361,406
Total Investments—107.3% (Cost $1,025,626,329)		1,320,023,533
Other assets and liabilities (net)—(7.3)%		(89,310,849)
Net Assets—100.0%		$1,230,712,684

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2024, the market value of restricted securities was $5,108,958, which is 0.4% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $135,123,798 and the collateral received consisted of cash in the amount of $89,351,694 and non-cash collateral with a value of $49,251,679. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2024, these securities represent 0.4% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(g)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(h)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$768,499
Databricks, Inc. - Series H	08/31/21	11,738	862,557	1,085,765
Databricks, Inc. - Series I	09/14/23	4,164	306,054	385,170
Databricks, Inc. - Series J	12/17/24	7,056	652,680	652,680
Nuro, Inc. - Series D	10/29/21	37,838	788,760	270,163
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	1,087,604
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	859,077
				$5,108,958
See accompanying notes to financial statements.
BHFTI-511

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of December 31, 2024
T. Rowe Price Treasury Reserve Fund	$34,530,624	$161,953,108	$(168,728,137)	$27,755,595

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2024
T. Rowe Price Treasury Reserve Fund	$2,220,648	27,755,595
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$281,658,203	$0	$485,696,969
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(89,351,694)	$—	$—	$—	$(89,351,694)
Gross amount of recognized liabilities for securities lending transactions					$(89,351,694)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,197,797,574	$—	$—	$1,197,797,574
Total Convertible Preferred Stocks*	—	—	5,108,958	5,108,958
Total Short-Term Investments*	27,755,595	—	—	27,755,595
Securities Lending Reinvestments
Certificates of Deposit	—	11,986,859	—	11,986,859
Commercial Paper	—	2,000,118	—	2,000,118
Repurchase Agreements	—	65,374,429	—	65,374,429
Time Deposit	—	4,000,000	—	4,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	83,361,406	—	89,361,406
Total Investments	$1,231,553,169	$83,361,406	$5,108,958	$1,320,023,533
Collateral for Securities Loaned (Liability)	$—	$(89,351,694)	$—	$(89,351,694)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
See accompanying notes to financial statements.
BHFTI-512

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,028,500,557
Gross unrealized appreciation	348,783,926
Gross unrealized (depreciation)	(57,260,950)
Net unrealized appreciation (depreciation)	$291,522,976
See accompanying notes to financial statements.
BHFTI-513

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,292,267,938
Affiliated investments at value (c)	27,755,595
Cash	1,300,000
Receivable for:
Fund shares sold	124,982
Dividends and interest	243,130
Dividends on affiliated investments	170,328
Prepaid expenses	4,446
Total Assets	1,321,866,419
Liabilities
Collateral for securities loaned	89,351,694
Payable for:
Affiliated investments purchased	143,128
Fund shares redeemed	358,009
Accrued Expenses:
Management fees	696,645
Distribution and service fees	189,803
Deferred trustees’ fees	221,249
Other expenses	193,207
Total Liabilities	91,153,735
Net Assets	$1,230,712,684
Net Assets Consist of:
Paid in surplus	$748,697,293
Distributable earnings (Accumulated losses)	482,015,391
Net Assets	$1,230,712,684
Net Assets
Class A	$365,867,540
Class B	849,797,283
Class E	15,047,861
Capital Shares Outstanding*
Class A	38,756,002
Class B	111,292,927
Class E	1,799,115
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.44
Class B	7.64
Class E	8.36

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $997,870,734.
(b)	Includes securities loaned at value of $135,123,798.
(c)	Identified cost of affiliated investments was $27,755,595.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$7,155,045
Dividends from affiliated investments	2,220,648
Securities lending income	398,537
Total investment income	9,774,230
Expenses
Management fees	9,727,514
Administration fees	65,604
Custodian and accounting fees	84,706
Distribution and service fees—Class B	2,223,250
Distribution and service fees—Class E	23,766
Audit and tax services	59,312
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	89,259
Insurance	11,034
Miscellaneous	18,568
Total expenses	12,422,817
Less management fee waiver	(1,412,764)
Net expenses	11,010,053
Net Investment Loss	(1,235,823)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	190,705,742
Foreign currency transactions	(26)
Net realized gain (loss)	190,705,716
Net change in unrealized appreciation (depreciation) on investments	(70,480,684)
Net realized and unrealized gain (loss)	120,225,032
Net Increase (Decrease) in Net Assets From Operations	$118,989,209

(a)	Net of foreign withholding taxes of $27,502.
See accompanying notes to financial statements.
BHFTI-514

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,235,823)	$210,653
Net realized gain (loss)	190,705,716	134,767,859
Net change in unrealized appreciation (depreciation)	(70,480,684)	97,844,363
Increase (decrease) in net assets from operations	118,989,209	232,822,875
From Distributions to Shareholders
Class A	(36,554,020)	(19,048,974)
Class B	(97,950,038)	(51,294,544)
Class E	(1,628,728)	(859,177)
Total distributions	(136,132,786)	(71,202,695)
Increase (decrease) in net assets from capital share transactions	(72,338,768)	(76,140,898)
Total increase (decrease) in net assets	(89,482,345)	85,479,282
Net Assets
Beginning of period	1,320,195,029	1,234,715,747
End of period	$1,230,712,684	$1,320,195,029

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,160,123	$10,952,188	1,110,446	$9,778,305
Reinvestments	4,070,604	36,554,020	2,174,540	19,048,974
Redemptions	(8,185,784)	(78,955,127)	(6,748,651)	(60,280,447)
Net increase (decrease)	(2,955,057)	$(31,448,919)	(3,463,665)	$(31,453,168)
Class B
Sales	2,173,840	$16,633,473	2,901,365	$21,150,936
Reinvestments	13,473,183	97,950,038	7,075,110	51,294,544
Redemptions	(19,661,737)	(154,468,993)	(15,734,596)	(115,925,855)
Net increase (decrease)	(4,014,714)	$(39,885,482)	(5,758,121)	$(43,480,375)
Class E
Sales	58,820	$516,133	41,912	$328,721
Reinvestments	204,614	1,628,728	109,310	859,177
Redemptions	(369,341)	(3,149,228)	(300,921)	(2,395,253)
Net increase (decrease)	(105,907)	$(1,004,367)	(149,699)	$(1,207,355)
Increase (decrease) derived from capital shares transactions		$(72,338,768)		$(76,140,898)
See accompanying notes to financial statements.
BHFTI-515

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.51	$8.32	$13.10	$12.48	$11.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	0.02	0.00 (b)	(0.04)	(0.00) (b)
Net realized and unrealized gain (loss)	0.86	1.62	(2.99)	1.84	2.40
Total income (loss) from investment operations	0.87	1.64	(2.99)	1.80	2.40
Less Distributions
Distributions from net investment income	(0.02)	0.00	0.00	0.00	(0.03)
Distributions from net realized capital gains	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)
Total distributions	(0.94)	(0.45)	(1.79)	(1.18)	(1.16)
Net Asset Value, End of Period	$9.44	$9.51	$8.32	$13.10	$12.48
Total Return (%) (c)	9.59	20.11	(22.33)	15.15	24.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	0.78	0.78	0.78	0.78
Net ratio of expenses to average net assets (%) (d) (e)	0.68	0.67	0.67	0.73	0.74
Ratio of net investment income (loss) to average net assets (%)	0.08	0.19	0.01	(0.27)	(0.04)
Portfolio turnover rate (%)	22	22	23	15	24
Net assets, end of period (in millions)	$365.9	$396.8	$375.8	$522.8	$640.8

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.87	$6.97	$11.39	$11.02	$10.06
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.00) (b)	(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	0.70	1.35	(2.61)	1.61	2.12
Total income (loss) from investment operations	0.69	1.35	(2.63)	1.55	2.09
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.00) (f)
Distributions from net realized capital gains	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)
Total distributions	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)
Net Asset Value, End of Period	$7.64	$7.87	$6.97	$11.39	$11.02
Total Return (%) (c)	9.31	19.84	(22.53)	14.87 (g)	24.03 (g)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	1.03	1.03	1.03	1.03
Net ratio of expenses to average net assets (%) (d) (e)	0.93	0.92	0.92	0.98	0.99
Ratio of net investment income (loss) to average net assets (%)	(0.17)	(0.06)	(0.24)	(0.52)	(0.29)
Portfolio turnover rate (%)	22	22	23	15	24
Net assets, end of period (in millions)	$849.8	$907.1	$843.5	$1,187.9	$1,157.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-516

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.53	$7.51	$12.08	$11.61	$10.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	0.00 (b)	(0.01)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.77	1.47	(2.77)	1.70	2.23
Total income (loss) from investment operations	0.76	1.47	(2.78)	1.65	2.21
Less Distributions
Distributions from net investment income	(0.01)	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)
Total distributions	(0.93)	(0.45)	(1.79)	(1.18)	(1.14)
Net Asset Value, End of Period	$8.36	$8.53	$7.51	$12.08	$11.61
Total Return (%) (c)	9.35	20.01	(22.50)	14.98	24.09
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (d) (e)	0.83	0.82	0.82	0.88	0.89
Ratio of net investment income (loss) to average net assets (%)	(0.07)	0.04	(0.14)	(0.42)	(0.19)
Portfolio turnover rate (%)	22	22	23	15	24
Net assets, end of period (in millions)	$15.0	$16.3	$15.4	$24.7	$24.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the years ended December 31, 2024, 2023 and 2022. (see Note 6 of the Notes to
Financial Statements).

(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Distributions from net investment income were less than $0.01.
(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTI-517

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—76.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 37.8%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/52	8,972,621	$7,003,583
2.000%, 04/01/52	7,294,743	5,686,493
2.500%, 01/01/52	6,565,432	5,390,259
2.500%, 02/01/52	7,534,525	6,163,108
2.500%, 04/01/52	1,978,721	1,617,905
2.500%, 05/01/52	7,980,100	6,513,014
3.000%, 09/01/46	765,718	665,119
3.000%, 10/01/46	2,072,407	1,800,138
3.000%, 11/01/46	3,208,917	2,787,331
3.000%, 01/01/47	3,982,129	3,458,958
3.000%, 01/01/50	4,556,470	3,944,661
3.000%, 05/01/52	5,261,130	4,516,059
3.000%, 06/01/52	17,778,791	15,123,849
3.500%, 01/01/44	1,509,516	1,376,574
3.500%, 04/01/45	2,297,903	2,095,814
3.500%, 11/01/45	238,541	214,366
3.500%, 06/01/46	865,964	778,219
3.500%, 08/01/46	1,004,007	908,082
3.500%, 12/01/47	2,650,030	2,381,653
3.500%, 01/01/48	9,599,360	8,657,279
4.000%, 01/01/45	1,588,831	1,488,285
4.000%, 12/01/45	3,573,424	3,337,587
4.000%, 03/01/48	304,567	283,691
4.000%, 06/01/48	20,794	19,336
4.000%, 11/01/48	487,478	454,025
4.000%, 10/01/52	6,923,179	6,344,236
4.000%, 01/01/54	7,681,186	7,027,916
4.500%, 10/01/48	1,020,984	975,314
4.500%, 08/01/52	2,208,248	2,078,439
4.500%, 11/01/52	7,056,433	6,646,533
5.000%, 06/01/48	289,775	286,143
5.000%, 08/01/48	46,116	45,425
5.000%, 10/01/48	558,909	549,372
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	5,017,813
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	576,123	499,990
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.069%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	3,000,000	3,017,852
Federal National Mortgage Association
2.000%, 08/01/40	1,989,635	1,665,156
2.000%, 11/01/40	263,859	220,445
2.000%, 07/01/41	3,224,370	2,690,883
2.000%, 10/01/50	1,647,497	1,294,105
2.000%, 02/01/51	5,425,774	4,255,533
2.000%, 03/01/51	8,249,670	6,471,067
2.000%, 12/01/51	13,147,457	10,268,700
2.000%, 03/01/52	12,883,873	10,039,867
2.000%, 04/01/52	10,492,238	8,248,521
2.000%, 10/01/52	12,889,616	10,052,360
2.500%, 01/01/51	2,557,850	2,108,544
2.500%, 05/01/51	7,684,606	6,385,392
2.500%, 12/01/51	7,823,230	6,475,837
2.500%, 01/01/52	618,883	506,091
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 02/01/52	7,960,319	$6,499,554
2.500%, 03/01/52	6,090,155	4,972,454
3.000%, 07/01/45	6,374,322	5,581,718
3.000%, 09/01/49	3,303,801	2,860,206
3.000%, 10/01/49	896,433	757,579
3.500%, 01/01/44	1,938,412	1,756,531
3.500%, 01/01/48	2,231,711	2,002,670
3.500%, 02/01/48	1,089,200	980,779
4.000%, 08/01/42	274,233	258,060
4.000%, 06/01/47	553,547	513,497
4.000%, 10/01/52	7,371,532	6,751,564
4.000%, 11/01/52	7,373,786	6,748,922
4.000%, 02/01/53	6,642,530	6,083,559
4.500%, 02/01/46	980,314	941,919
4.500%, 05/01/48	2,869,258	2,732,366
4.500%, 08/01/48	487,812	463,315
4.500%, 09/01/52	5,667,606	5,341,451
4.500%, 12/01/52	10,308,028	9,711,879
4.500%, 02/01/53	12,539,620	11,816,506
5.000%, 06/01/53	3,958,492	3,827,023
5.000%, 11/01/53	5,859,827	5,666,271
5.500%, 08/01/53	9,447,367	9,329,590
Federal National Mortgage Association Interest STRIPS
2.000%, 07/25/50 (b)	3,802,693	492,567
2.000%, 07/25/51 (b)	11,085,567	1,410,542
2.000%, 09/25/51 (b)	4,402,062	574,824
2.000%, 03/25/52 (b)	9,368,988	1,217,978
Federal National Mortgage Association REMICS
2.000%, 07/25/52 (b)	22,061,021	2,837,533
3.000%, 06/25/48	1,347,109	1,167,509
3.500%, 01/25/47	465,594	458,413
3.500%, 06/25/47	743,774	718,940
Government National Mortgage Association
2.500%, 09/20/51	3,731,913	3,118,772
3.000%, 10/20/46	637,465	559,701
3.000%, 12/20/46	2,017,375	1,774,602
3.000%, 04/20/47	414,855	364,522
3.000%, 11/20/47	725,059	636,861
3.000%, 10/20/49	780,641	665,672
3.500%, 04/20/46	1,445,112	1,308,503
3.500%, 05/20/46	635,346	575,121
3.500%, 06/20/46	140,960	127,561
3.500%, 11/20/46	2,136,215	1,933,152
3.500%, 01/20/47	372,444	337,042
3.500%, 09/20/47	682,575	615,437
3.500%, 11/20/47	1,394,923	1,262,311
3.500%, 07/20/49	105,213	92,010
4.000%, 11/20/47	698,967	652,650
4.000%, 12/20/47	636,241	594,042
4.000%, 03/20/48	452,695	422,683
4.000%, 10/20/48	912,924	848,715
4.500%, 02/20/47	1,345,607	1,294,263
4.500%, 06/20/47	2,019,741	1,940,174
4.500%, 10/20/52	7,348,851	6,959,804
5.000%, 06/20/47	1,039,848	1,025,671
See accompanying notes to financial statements.
BHFTI-518

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
5.000%, 09/20/47	544,511	$537,085
Government National Mortgage Association REMICS
3.500%, 09/20/48	1,098,711	985,726
5.755%, SOFR30A + 1.150%, 06/20/54 (a)	1,801,009	1,802,866
5.855%, SOFR30A + 1.250%, 02/20/54 (a)	1,681,595	1,689,535
Government National Mortgage Association, TBA
2.500%, TBA (c)	17,250,000	14,403,750
4.000%, TBA (c)	14,275,000	13,147,015
4.500%, TBA (c)	12,825,000	12,121,629
5.000%, TBA (c)	18,000,000	17,460,703
5.500%, TBA (c)	9,750,000	9,669,396
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	8,250,000	6,417,598
2.500%, TBA (c)	7,600,000	6,189,250
3.000%, TBA (c)	3,850,000	3,269,492
3.500%, TBA (c)	32,125,000	28,411,889
4.000%, TBA (c)	3,550,000	3,246,043
4.500%, TBA (c)	13,625,000	12,813,935
5.000%, TBA (c)	15,350,000	14,813,895
5.500%, TBA (c)	9,925,000	9,793,479
		478,195,196
U.S. Treasury — 38.9%
U.S. Treasury Bonds
4.125%, 08/15/44 (d)	14,205,000	12,855,096
4.500%, 11/15/54 (d)	60,040,000	57,243,817
4.625%, 11/15/44	52,015,000	50,434,258
U.S. Treasury Notes
4.000%, 12/15/27	58,030,000	57,583,717
4.125%, 11/30/29 (d)	35,992,000	35,583,087
4.250%, 11/30/26 (d)	3,524,000	3,523,299
4.250%, 12/31/26	29,830,000	29,832,451
4.250%, 11/15/34 (d)	72,528,000	70,637,673
4.375%, 12/31/29	174,515,000	174,427,331
		492,120,729
Total U.S. Treasury & Government Agencies (Cost $1,004,636,603)		970,315,925

Corporate Bonds & Notes—15.1%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A)	1,500,000	1,486,112
Boeing Co.
5.805%, 05/01/50	1,510,000	1,404,532
6.528%, 05/01/34	15,000	15,714
		2,906,358
Agriculture — 0.0%
BAT Capital Corp.
5.650%, 03/16/52 (d)	280,000	256,315
Security Description	Principal Amount*	Value

Airlines — 0.2%
United Airlines Pass-Through Trust
5.800%, 07/15/37	1,877,101	$1,914,235
Banks — 3.8%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a) (d)	6,590,000	6,350,029
2.087%, SOFR + 1.060%, 06/14/29 (a) (d)	4,250,000	3,857,164
2.299%, SOFR + 1.220%, 07/21/32 (a)	1,610,000	1,342,180
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	960,128
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a)	80,000	76,171
2.976%, SOFR + 1.422%, 11/05/30 (a)	1,090,000	983,063
3.057%, SOFR + 1.351%, 01/25/33 (a)	885,000	760,253
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a)	4,250,000	4,080,103
1.542%, SOFR + 0.818%, 09/10/27 (a) (d)	1,372,000	1,297,324
1.948%, SOFR + 0.913%, 10/21/27 (a) (d)	1,550,000	1,470,606
HSBC Holdings PLC
2.013%, SOFR + 1.732%, 09/22/28 (a)	2,055,000	1,894,678
4.755%, SOFR + 2.110%, 06/09/28 (a)	150,000	148,979
JPMorgan Chase & Co.
1.040%, 3M TSFR + 0.695%, 02/04/27 (a)	2,430,000	2,334,596
1.045%, SOFR + 0.800%, 11/19/26 (a)	435,000	421,058
1.578%, SOFR + 0.885%, 04/22/27 (a) (d)	5,695,000	5,468,501
1.953%, SOFR + 1.065%, 02/04/32 (a) (d)	215,000	178,208
2.182%, SOFR + 1.890%, 06/01/28 (a)	580,000	544,768
2.580%, 3M TSFR + 1.250%, 04/22/32 (a) (d)	295,000	253,055
2.739%, 3M TSFR + 1.510%, 10/15/30 (a)	1,215,000	1,094,491
2.947%, SOFR + 1.170%, 02/24/28 (a)	1,250,000	1,202,421
Morgan Stanley
1.928%, SOFR + 1.020%, 04/28/32 (a)	300,000	245,380
2.239%, SOFR + 1.178%, 07/21/32 (a)	525,000	434,709
2.475%, SOFR + 1.000%, 01/21/28 (a)	1,275,000	1,215,029
PNC Financial Services Group, Inc.
5.676%, SOFR + 1.902%, 01/22/35 (a)	265,000	268,060
6.875%, SOFR + 2.284%, 10/20/34 (a) (d)	580,000	633,106
Santander U.K. Group Holdings PLC
1.532%, 1Y H15 + 1.250%, 08/21/26 (a)	330,000	322,451
2.469%, SOFR + 1.220%, 01/11/28 (a)	540,000	511,536
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (a)	110,000	105,296
5.678%, SOFR + 1.860%, 01/23/35 (a)	350,000	352,954
5.850%, SOFR + 2.090%, 10/21/33 (a) (d)	435,000	444,579
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	4,790,000	4,511,356
3.350%, SOFR + 1.500%, 03/02/33 (a) (d)	1,585,000	1,389,486
4.897%, SOFR + 2.100%, 07/25/33 (a) (d)	1,430,000	1,381,044
5.389%, SOFR + 2.020%, 04/24/34 (a)	660,000	652,657
5.574%, SOFR + 1.740%, 07/25/29 (a)	610,000	619,330
		47,804,749
Beverages — 0.1%
Bacardi Ltd.
4.450%, 05/15/25 (144A)	405,000	404,263
5.300%, 05/15/48 (144A)	605,000	542,153
		946,416
See accompanying notes to financial statements.
BHFTI-519

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	3,628,000	$3,080,788
4.375%, 06/01/47 (d)	345,000	269,811
		3,350,599
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (d)	2,195,000	2,032,482
5.750%, 06/06/28 (d)	455,000	463,606
Air Lease Corp.
2.300%, 02/01/25 (d)	4,715,000	4,703,411
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,181,382
2.875%, 02/15/25 (144A) (d)	1,995,000	1,988,449
		10,369,330
Electric — 2.1%
AEP Transmission Co. LLC
5.150%, 04/01/34	935,000	919,866
Appalachian Power Co.
3.300%, 06/01/27 (d)	760,000	734,478
4.450%, 06/01/45	1,440,000	1,163,029
Arizona Public Service Co.
5.700%, 08/15/34 (d)	2,595,000	2,623,823
Duke Energy Carolinas LLC
4.250%, 12/15/41	1,300,000	1,101,781
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	821,151
4.100%, 03/15/43	2,325,000	1,899,032
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A) (d)	2,155,000	2,178,391
Eversource Energy
4.600%, 07/01/27	1,660,000	1,648,549
5.950%, 02/01/29 (d)	1,160,000	1,195,059
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A) (d)	570,000	540,921
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,563,176
International Transmission Co.
4.625%, 08/15/43	2,500,000	2,117,313
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	812,585
Public Service Co. of Colorado
5.250%, 04/01/53 (d)	1,545,000	1,435,119
Public Service Co. of New Mexico
3.850%, 08/01/25	3,135,000	3,111,267
Southwestern Electric Power Co.
4.100%, 09/15/28 (d)	3,000,000	2,910,831
		26,776,371
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (d)	4,510,000	3,620,999
5.141%, 03/15/52 (d)	3,772,000	2,802,612
		6,423,611
Security Description	Principal Amount*	Value

Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32 (d)	25,000	$20,811
4.375%, 02/02/52	1,500,000	1,130,469
6.500%, 12/01/52 (d)	810,000	823,949
6.750%, 03/15/34	1,051,000	1,111,184
Pilgrim's Pride Corp.
3.500%, 03/01/32 (d)	1,200,000	1,034,775
		4,121,188
Gas — 1.2%
Brooklyn Union Gas Co.
3.407%, 03/10/26 (144A)	2,500,000	2,451,879
CenterPoint Energy Resources Corp.
5.400%, 07/01/34 (d)	2,155,000	2,149,279
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (d)	1,780,000	1,527,074
KeySpan Gas East Corp.
3.586%, 01/18/52 (144A)	5,000,000	3,314,957
Piedmont Natural Gas Co., Inc.
5.100%, 02/15/35 (d)	1,175,000	1,138,934
Southern Co. Gas Capital Corp.
3.250%, 06/15/26	4,000,000	3,917,654
Spire, Inc.
4.700%, 08/15/44	1,000,000	831,473
		15,331,250
Healthcare-Services — 1.5%
Centene Corp.
3.000%, 10/15/30	1,727,000	1,490,223
Cigna Group
3.400%, 03/15/51 (d)	739,000	482,019
CommonSpirit Health
2.782%, 10/01/30 (d)	870,000	770,112
3.347%, 10/01/29 (d)	110,000	102,456
Elevance Health, Inc.
5.200%, 02/15/35 (d)	635,000	620,160
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A) (d)	2,050,000	1,927,918
HCA, Inc.
5.250%, 06/15/26	805,000	806,952
5.875%, 02/01/29 (d)	2,000,000	2,041,280
Humana, Inc.
3.700%, 03/23/29 (d)	4,685,000	4,422,240
New York & Presbyterian Hospital
3.563%, 08/01/36	4,490,000	3,739,973
UnitedHealth Group, Inc.
5.150%, 07/15/34 (d)	2,660,000	2,624,505
		19,027,838
Insurance — 0.3%
Farmers Exchange Capital III
5.454%, 10/15/54 (144A) (d)	3,530,000	3,180,688
See accompanying notes to financial statements.
BHFTI-520

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Farmers Insurance Exchange
4.747%, 11/01/57 (144A)	90,000	$72,882
		3,253,570
Internet — 0.2%
Uber Technologies, Inc.
4.800%, 09/15/34 (d)	2,150,000	2,057,698
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 05/01/47	6,500,000	5,335,015
Time Warner Cable LLC
4.500%, 09/15/42	20,000	14,962
5.500%, 09/01/41 (d)	2,065,000	1,752,353
5.875%, 11/15/40	1,850,000	1,655,373
		8,757,703
Oil & Gas — 0.0%
Petroleos Mexicanos
6.350%, 02/12/48	55,000	36,136
6.750%, 09/21/47	647,000	444,795
		480,931
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
3.625%, 04/28/26	2,625,000	2,580,577
Berry Global, Inc.
1.570%, 01/15/26 (d)	1,587,000	1,531,518
1.650%, 01/15/27	2,631,000	2,463,532
		6,575,627
Pharmaceuticals — 0.6%
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (144A) (d)	2,776,000	2,669,628
4.400%, 07/15/44 (144A)	1,205,000	901,492
4.625%, 06/25/38 (144A)	1,250,000	1,041,635
4.875%, 06/25/48 (144A)	1,965,000	1,530,960
CVS Health Corp.
4.780%, 03/25/38	305,000	263,725
5.050%, 03/25/48	600,000	494,727
5.125%, 07/20/45	538,000	452,008
5.875%, 06/01/53 (d)	705,000	646,724
		8,000,899
Pipelines — 0.0%
TransCanada PipeLines Ltd.
4.625%, 03/01/34	145,000	134,952
Real Estate Investment Trusts — 1.3%
American Assets Trust LP
3.375%, 02/01/31	1,950,000	1,696,258
American Homes 4 Rent LP
2.375%, 07/15/31 (d)	975,000	815,743
3.375%, 07/15/51	610,000	401,450
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
2.300%, 09/15/31 (d)	2,404,000	$1,998,756
2.700%, 04/15/31 (d)	1,396,000	1,205,176
5.550%, 07/15/33	710,000	715,279
Extra Space Storage LP
2.400%, 10/15/31 (d)	349,000	289,988
3.900%, 04/01/29	320,000	305,927
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	60,000	54,880
5.750%, 06/01/28	2,000,000	2,018,250
Healthcare Realty Holdings LP
3.500%, 08/01/26	2,399,000	2,344,475
Hudson Pacific Properties LP
3.250%, 01/15/30 (d)	2,253,000	1,533,084
3.950%, 11/01/27 (d)	24,000	20,830
4.650%, 04/01/29	335,000	252,462
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 (d)	1,454,000	1,179,748
5.500%, 08/15/33 (d)	255,000	253,508
LXP Industrial Trust
6.750%, 11/15/28 (d)	410,000	429,311
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A)	450,000	424,031
4.125%, 08/15/30 (144A)	57,000	52,962
4.625%, 06/15/25 (144A)	110,000	109,567
		16,101,685
Savings & Loans — 0.0%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a) (d)	395,000	377,914
Software — 0.2%
Open Text Corp.
6.900%, 12/01/27 (144A) (d)	2,060,000	2,128,656
Oracle Corp.
3.950%, 03/25/51 (d)	1,093,000	809,591
		2,938,247
Telecommunications — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 09/20/29 (144A)	500,938	500,652
5.152%, 09/20/29 (144A)	1,072,500	1,076,681
T-Mobile USA, Inc.
3.750%, 04/15/27	2,145,000	2,095,576
		3,672,909
Total Corporate Bonds & Notes (Cost $206,605,874)		191,580,395

Asset-Backed Securities—8.2%
Asset-Backed - Home Equity — 0.8%
New Century Home Equity Loan Trust
5.233%, 1M TSFR + 0.894%, 08/25/34 (a)	4,534,920	4,402,523
See accompanying notes to financial statements.
BHFTI-521

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Soundview Home Loan Trust
4.663%, 1M TSFR + 0.324%, 06/25/37 (a)	9,201,262	$6,043,632
		10,446,155
Asset-Backed - Other — 6.2%
AGL CLO 12 Ltd.
6.039%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	5,400,000	5,410,352
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
5.203%, 1M TSFR + 0.864%, 01/25/36 (a)	4,109,070	4,011,857
Apidos CLO XXV Ltd.
5.471%, 3M TSFR + 1.140%, 01/20/37 (144A) (a)	2,610,000	2,610,000
Barings CLO Ltd.
5.806%, 3M TSFR + 1.150%, 10/15/30 (144A) (a)	3,699,096	3,703,047
Buttermilk Park CLO Ltd.
6.026%, 3M TSFR + 1.370%, 10/15/31 (144A) (a)	4,600,000	4,602,769
Carrington Mortgage Loan Trust
4.593%, 1M TSFR + 0.254%, 12/25/36 (a)	4,641,463	4,516,201
Clover CLO LLC
6.147%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	5,000,000	5,020,865
Countrywide Asset-Backed Certificates Trust
5.803%, 1M TSFR + 1.464%, 08/25/47 (a)	3,031,634	2,795,344
CyrusOne Data Centers Issuer I LLC
4.760%, 03/22/49 (144A)	3,380,000	3,256,513
Dryden 72 CLO Ltd.
5.624%, 3M TSFR + 1.100%, 05/15/32 (144A) (a)	3,386,499	3,388,693
Dryden XXVI Senior Loan Fund
5.818%, 3M TSFR + 1.162%, 04/15/29 (144A) (a)	1,256,235	1,256,455
Flexential Issuer
3.250%, 11/27/51 (144A)	4,753,000	4,475,708
JP Morgan Mortgage Acquisition Trust
4.803%, 1M TSFR + 0.464%, 01/25/37 (a)	8,307,000	7,776,307
LCM 37 Ltd.
5.401%, 3M TSFR + 1.060%, 04/15/34 (144A) (a)	4,000,000	4,000,700
Madison Park Funding XXIX Ltd.
5.812%, 3M TSFR + 1.180%, 10/18/30 (144A) (a)	3,120,465	3,124,066
Neuberger Berman CLO XX Ltd.
6.568%, 3M TSFR + 1.912%, 07/15/34 (144A) (a)	5,000,000	5,005,590
Palmer Square Loan Funding Ltd.
6.056%, 3M TSFR + 1.400%, 04/15/31 (144A) (a)	3,600,000	3,601,800
Rockford Tower CLO Ltd.
5.651%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	3,518,585	3,521,576
6.069%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	2,204,800	2,205,481
Structured Asset Investment Loan Trust
5.253%, 1M TSFR + 0.914%, 07/25/34 (a)	1,114,307	1,129,815
Voya CLO Ltd.
5.782%, 3M TSFR + 1.150%, 10/18/31 (144A) (a)	2,853,602	2,859,731
		78,272,870
Asset-Backed - Student Loan — 1.2%
Navient Student Loan Trust
6.183%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,394,487
SLM Student Loan Trust
5.775%, SOFR90A + 0.592%, 01/25/28 (a)	1,075,867	1,056,440
5.815%, SOFR90A + 0.632%, 01/25/40 (a)	2,053,116	1,920,895
6.270%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	2,020,798	1,995,946
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust
6.483%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	$5,639,262
Wachovia Student Loan Trust
5.615%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	2,227,644	2,192,472
		15,199,502
Total Asset-Backed Securities (Cost $103,941,466)		103,918,527

Mortgage-Backed Securities—7.8%
Collateralized Mortgage Obligations — 5.2%
Angel Oak Mortgage Trust
3.353%, 01/25/67 (144A) (a)	6,039,638	5,550,709
CIM Trust
1.951%, 06/25/57 (144A) (a)	3,792,690	3,445,374
2.000%, 05/01/61 (144A) (a)	4,552,515	4,022,856
2.000%, 08/25/61 (144A) (a)	3,994,539	3,328,497
2.500%, 04/25/51 (144A) (a)	9,857,137	7,872,235
3.000%, 10/25/59 (144A) (a)	3,489,589	3,189,763
5.400%, 04/25/62 (144A) (a)	6,022,053	5,869,002
CSMC Trust
3.850%, 09/25/57 (144A) (a)	3,425,131	3,268,710
4.547%, 05/25/67 (144A) (a)	3,515,734	3,460,051
JP Morgan Mortgage Trust
2.500%, 12/25/51 (144A) (a)	14,157,661	11,914,158
2.500%, 06/25/52 (144A) (a)	8,914,754	7,765,490
PHH Alternative Mortgage Trust
5.053%, 1M TSFR + 0.714%, 07/25/37 (a)	2,749,304	2,682,328
WaMu Mortgage Pass-Through Certificates Trust
5.033%, 1M TSFR + 0.694%, 10/25/45 (a)	1,338,408	1,304,699
6.221%, 06/25/34 (a)	2,163,011	2,079,016
		65,752,888
Commercial Mortgage-Backed Securities — 2.6%
BAMLL Commercial Mortgage Securities Trust
4.091%, 08/10/38 (144A) (a)	3,265,000	3,119,411
Bank
4.493%, 06/15/55 (a)	4,231,000	4,010,724
BX Trust
3.202%, 12/09/41 (144A)	895,000	808,336
BXHPP Trust
5.162%, 1M TSFR + 0.764%, 08/15/36 (144A) (a)	4,777,000	4,626,295
CSAIL Commercial Mortgage Trust
2.561%, 03/15/53	3,384,500	2,945,153
DC Office Trust
2.965%, 09/15/45 (144A)	1,850,000	1,610,938
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (a)	1,850,000	1,646,050
3.228%, 07/10/39 (144A)	1,875,000	1,703,778
JP Morgan Chase Commercial Mortgage Securities Trust
3.397%, 06/05/39 (144A)	2,000,000	1,823,633
LCCM Trust
3.551%, 07/12/50 (144A)	2,834,000	2,723,582
One Bryant Park Trust
2.516%, 09/15/54 (144A)	2,390,000	2,087,138
See accompanying notes to financial statements.
BHFTI-522

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value

Commercial Mortgage-Backed Securities—(Continued)
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	2,219,000	$1,869,546
4.144%, 01/05/43 (144A) (a)	110,000	94,187
SMRT Commercial Mortgage Trust
7.748%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	3,316,556
		32,385,327
Total Mortgage-Backed Securities (Cost $105,193,967)		98,138,215

Municipals—0.6%
City of New York, General Obligation Unlimited
5.968%, 03/01/36	1,750,000	1,795,257
County of Miami-Dade Aviation Revenue
3.555%, 10/01/34	600,000	526,115
New York City Transitional Finance Authority Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,205,236
5.267%, 05/01/27	2,150,000	2,169,843
Regents of the University of California Medical Center Pooled Revenue
3.256%, 05/15/60	3,420,000	2,205,402
Total Municipals (Cost $9,539,369)		7,901,853

Short-Term Investments—4.3%
Mutual Funds—4.3%
State Street Institutional Liquid Reserves Fund, Trust Class, 4.300% (e)	53,753,276	53,780,153
Total Short-Term Investments (Cost $53,780,153)		53,780,153

Securities Lending Reinvestments (f)—12.1%
Certificates of Deposit—0.7%
Bank of Montreal
4.810%, SOFR + 0.350%, 07/14/25 (a)	1,000,000	999,999
Bank of Nova Scotia
4.680%, SOFR + 0.310%, 03/19/25 (a)	1,000,000	999,992
Canadian Imperial Bank of Commerce (NY)
4.730%, SOFR + 0.360%, 01/09/25 (a)	2,000,000	2,000,076
Svenska Handelsbanken AB
4.810%, SOFR + 0.350%, 01/17/25 (a)	2,000,000	2,000,194
Toronto-Dominion Bank
4.840%, SOFR + 0.380%, 01/08/25 (a)	3,000,000	2,999,985
		9,000,246
Commercial Paper—0.4%
Chesham Finance Ltd./Chesham Finance LLC
4.330%, 01/03/25	3,000,000	2,999,639
Ionic Funding LLC
4.640%, 01/23/25	2,000,000	1,994,156
		4,993,795
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—8.0%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $5,001,236; collateralized by various Common Stock with an aggregate market value of $5,567,542	5,000,000	$5,000,000
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/02/25 with a maturity value of $6,001,487; collateralized by various Common Stock with an aggregate market value of $6,681,051	6,000,000	6,000,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $16,004,009; collateralized by various Common Stock with an aggregate market value of $17,816,135	16,000,000	16,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $10,002,278; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $5,127,422; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $9,457,014; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $9,643,797	9,454,703	9,454,703
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $5,004,336; collateralized by various Common Stock with an aggregate market value of $5,576,898	5,000,000	5,000,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $25,006,278; collateralized by various Common Stock with an aggregate market value of $27,885,995	25,000,000	25,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $5,022,361; collateralized by various Common Stock with an aggregate market value of $5,556,266	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $15,003,692; collateralized by various Common Stock with an aggregate market value of $16,504,061	15,000,000	15,000,000
		101,454,703
Time Deposit—0.3%
First Abu Dhabi Bank USA NV
4.320%, 01/02/25	4,000,000	4,000,000

Mutual Funds—2.7%
Allspring Government Money Market Fund, Select Class, 4.420% (e)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (e)	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTI-523

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (f)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Class I, 4.380% (e)	10,000,000	$10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (e)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.430% (e)	2,000,000	2,000,000
		34,000,000
Total Securities Lending Reinvestments (Cost $153,448,929)		153,448,744
Total Investments—124.8% (Cost $1,637,146,361)		1,579,083,812
Other assets and liabilities (net)—(24.8)%		(313,556,898)
Net Assets—100.0%		$1,265,526,914

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $156,816,268 and the collateral received consisted of cash in the amount of $153,444,341 and non-cash collateral with a value of $8,132,431. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(e)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$185,057,946, which is 14.6% of net assets.

Cash in the amount of $37,000 has been received at the custodian bank as collateral for TBA securities.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$8,262,028,626	$95,657,425	$8 ,314,675,759	$302,523,728
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2024 were as follows:
Purchases	Sales
$3,100,306,260	$3,269,389,675
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(115,371,770)	$—	$—	$—	$(115,371,770)
Corporate Bonds & Notes	(38,072,571)	—	—	—	(38,072,571)
Total Borrowings	$(153,444,341)	$—	$—	$—	$(153,444,341)
Gross amount of recognized liabilities for securities lending transactions					$(153,444,341)
See accompanying notes to financial statements.
BHFTI-524

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	03/31/25	2,211	USD	454,602,330	$175,144
U.S. Treasury Note 5 Year Futures	03/31/25	500	USD	53,152,344	(206,359)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	03/20/25	(176)	USD	(19,591,000)	236,957
Net Unrealized Appreciation					$205,742
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M SOFR	Annually	3.520%	Annually	12/20/53	USD	10,830,000	$797,545	$—	$797,545

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a)	$797,545
	Unrealized appreciation on futures contracts (b)	412,101	Unrealized depreciation on futures contracts (b)	$206,359
Total		$1,209,646		$206,359

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(2,971,386)
Swap contracts	193,852
$(2,777,534)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(4,873,086)
Swap contracts	1,261,413
$(3,611,673)
See accompanying notes to financial statements.
BHFTI-525

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of December 31, 2024
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$400,866,068
Futures contracts short	(10,397,484)
Swap contracts	10,830,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$970,315,925	$—	$970,315,925
Total Corporate Bonds & Notes*	—	191,580,395	—	191,580,395
Total Asset-Backed Securities*	—	103,918,527	—	103,918,527
Total Mortgage-Backed Securities*	—	98,138,215	—	98,138,215
Total Municipals*	—	7,901,853	—	7,901,853
Total Short-Term Investments*	53,780,153	—	—	53,780,153
Securities Lending Reinvestments
Certificates of Deposit	—	9,000,246	—	9,000,246
Commercial Paper	—	4,993,795	—	4,993,795
Repurchase Agreements	—	101,454,703	—	101,454,703
Time Deposit	—	4,000,000	—	4,000,000
Mutual Funds	34,000,000	—	—	34,000,000
Total Securities Lending Reinvestments	34,000,000	119,448,744	—	153,448,744
Total Investments	$87,780,153	$1,491,303,659	$—	$1,579,083,812
Collateral for Securities Loaned (Liability)	$—	$(153,444,341)	$—	$(153,444,341)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$412,101	$—	$—	$412,101
Futures Contracts (Unrealized Depreciation)	(206,359)	—	—	(206,359)
Total Futures Contracts	$205,742	$—	$—	$205,742
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$797,545	$—	$797,545

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$1,641,434,112
Gross unrealized appreciation	4,645,554
Gross unrealized (depreciation)	(66,198,309)
Net unrealized appreciation (depreciation)	$(61,552,755)
See accompanying notes to financial statements.
BHFTI-526

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$1,579,083,812
Cash	29,578
Cash collateral (c)	8,332,618
Receivable for:
Investments sold	2,236,821
Dividends and interest	6,080,070
Variation margin on centrally cleared swap contracts	4,212
Prepaid expenses	4,947
Total Assets	1,595,772,058
Liabilities
Collateral for securities loaned	153,444,341
Payable for:
Investments purchased	20,508,589
TBA securities purchased	154,910,330
Fund shares redeemed	553,439
Variation margin on futures contracts	37,358
Accrued Expenses:
Management fees	468,469
Distribution and service fees	129
Deferred trustees’ fees	163,469
Other expenses	159,020
Total Liabilities	330,245,144
Net Assets	$1,265,526,914
Net Assets Consist of:
Paid in surplus	$1,529,271,666
Distributable earnings (Accumulated losses)	(263,744,752)
Net Assets	$1,265,526,914
Net Assets
Class A	$1,264,927,426
Class B	599,488
Capital Shares Outstanding*
Class A	146,910,841
Class B	69,658
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.61
Class B	8.61

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,637,146,361.
(b)	Includes securities loaned at value of $156,816,268.
(c)	Includes collateral of $4,100,000 for futures contracts, $3,252,000 for TBA securities and $980,618 for centrally cleared swap contracts.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends	$4,438,048
Interest	58,886,889
Securities lending income	950,963
Total investment income	64,275,900
Expenses
Management fees	7,825,622
Administration fees	77,083
Custodian and accounting fees	104,664
Distribution and service fees—Class B	1,373
Audit and tax services	73,954
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	30,584
Insurance	12,787
Miscellaneous	25,095
Total expenses	8,270,966
Less management fee waiver	(1,734,261)
Net expenses	6,536,705
Net Investment Income	57,739,195
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,621,762)
Futures contracts	(2,971,386)
Swap contracts	193,852
Net realized gain (loss)	(11,399,296)
Net change in unrealized appreciation (depreciation) on:
Investments	(28,041,669)
Futures contracts	(4,873,086)
Swap contracts	1,261,413
Net change in unrealized appreciation (depreciation)	(31,653,342)
Net realized and unrealized gain (loss)	(43,052,638)
Net Increase (Decrease) in Net Assets From Operations	$14,686,557
See accompanying notes to financial statements.
BHFTI-527

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$57,739,195	$58,547,843
Net realized gain (loss)	(11,399,296)	(86,647,992)
Net change in unrealized appreciation (depreciation)	(31,653,342)	110,537,617
Increase (decrease) in net assets from operations	14,686,557	82,437,468
From Distributions to Shareholders
Class A	(60,013,095)	(45,787,742)
Class B	(25,360)	(6,649)
Total distributions	(60,038,455)	(45,794,391)
Increase (decrease) in net assets from capital share transactions	(161,400,169)	(69,349,407)
Total increase (decrease) in net assets	(206,752,067)	(32,706,330)
Net Assets
Beginning of period	1,472,278,981	1,504,985,311
End of period	$1,265,526,914	$1,472,278,981

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	733,675	$6,395,566	1,052,044	$9,105,487
Reinvestments	7,093,746	60,013,095	5,324,156	45,787,742
Redemptions	(26,214,492)	(228,144,113)	(14,386,027)	(124,269,035)
Net increase (decrease)	(18,387,071)	$(161,735,452)	(8,009,827)	$(69,375,806)
Class B
Sales	45,005	$392,112	5,690	$47,471
Reinvestments	2,994	25,360	772	6,649
Redemptions	(9,431)	(82,189)	(3,222)	(27,721)
Net increase (decrease)	38,568	$335,283	3,240	$26,399
Increase (decrease) derived from capital shares transactions		$(161,400,169)		$(69,349,407)
See accompanying notes to financial statements.
BHFTI-528

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.91	$8.68	$10.27	$11.10	$10.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.35	0.34	0.23	0.12	0.19
Net realized and unrealized gain (loss)	(0.28)	0.16	(1.68)	(0.26)	0.80
Total income (loss) from investment operations	0.07	0.50	(1.45)	(0.14)	0.99
Less Distributions
Distributions from net investment income	(0.37)	(0.27)	(0.14)	(0.19)	(0.36)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.50)	0.00
Total distributions	(0.37)	(0.27)	(0.14)	(0.69)	(0.36)
Net Asset Value, End of Period	$8.61	$8.91	$8.68	$10.27	$11.10
Total Return (%) (b)	0.81	5.92	(14.12)	(1.19)	9.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	0.58	0.58	0.57	0.58
Net ratio of expenses to average net assets (%) (c)	0.46	0.46	0.45	0.44	0.45
Ratio of net investment income (loss) to average net assets (%)	4.06	3.96	2.52	1.12	1.75
Portfolio turnover rate (%)	525 (d)	453 (d)	449 (d)	454 (d)	352 (d)
Net assets, end of period (in millions)	$1,264.9	$1,472.0	$1,504.7	$2,034.1	$1,775.8

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.91	$8.68	$10.27	$11.07	$10.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.33	0.32	0.21	0.09	0.16
Net realized and unrealized gain (loss)	(0.27)	0.16	(1.68)	(0.24)	0.79
Total income (loss) from investment operations	0.06	0.48	(1.47)	(0.15)	0.95
Less Distributions
Distributions from net investment income	(0.36)	(0.25)	(0.12)	(0.15)	(0.33)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.50)	0.00
Total distributions	(0.36)	(0.25)	(0.12)	(0.65)	(0.33)
Net Asset Value, End of Period	$8.61	$8.91	$8.68	$10.27	$11.07
Total Return (%) (b)	0.71	5.61	(14.37)	(1.34)	9.14
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	0.83	0.83	0.82	0.83
Net ratio of expenses to average net assets (%) (c)	0.71	0.71	0.70	0.69	0.70
Ratio of net investment income (loss) to average net assets (%)	3.81	3.72	2.28	0.87	1.48
Portfolio turnover rate (%)	525 (d)	453 (d)	449 (d)	454 (d)	352 (d)
Net assets, end of period (in millions)	$0.6	$0.3	$0.2	$0.3	$0.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(d)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 391%, 254%, 292%, 264%, and 207%, for the years ended December 31,
2024 through 2020, respectively.

See accompanying notes to financial statements.
BHFTI-529

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
Textron, Inc.	156,600	$11,978,334
Automobile Components — 2.4%
Aptiv PLC (a) (b)	123,500	7,469,280
BorgWarner, Inc. (a)	438,300	13,933,557
		21,402,837
Banks — 2.8%
Huntington Bancshares, Inc.	727,500	11,836,425
Prosperity Bancshares, Inc. (a)	178,600	13,457,510
		25,293,935
Broadline Retail — 1.4%
eBay, Inc.	211,000	13,071,450
Building Products — 0.9%
Carrier Global Corp.	124,800	8,518,848
Capital Markets — 1.7%
Bank of New York Mellon Corp.	58,800	4,517,604
T. Rowe Price Group, Inc.	94,400	10,675,696
		15,193,300
Chemicals — 5.7%
Axalta Coating Systems Ltd. (b)	379,000	12,969,380
CF Industries Holdings, Inc.	143,500	12,243,420
RPM International, Inc.	103,300	12,712,098
Westlake Corp.	119,900	13,746,535
		51,671,433
Commercial Services & Supplies — 0.7%
Republic Services, Inc.	29,400	5,914,692
Communications Equipment — 0.4%
Motorola Solutions, Inc.	7,800	3,605,394
Consumer Staples Distribution & Retail — 7.1%
BJ's Wholesale Club Holdings, Inc. (a) (b)	180,200	16,100,870
Maplebear, Inc. (b)	163,200	6,759,744
Performance Food Group Co. (b)	97,000	8,201,350
Target Corp. (a)	92,500	12,504,150
U.S. Foods Holding Corp. (b)	319,200	21,533,232
		65,099,346
Containers & Packaging — 6.5%
AptarGroup, Inc.	71,600	11,248,360
Avery Dennison Corp.	45,900	8,589,267
Crown Holdings, Inc. (a)	209,200	17,298,748
Packaging Corp. of America	50,100	11,279,013
Smurfit WestRock PLC (a)	195,500	10,529,630
		58,945,018
Electric Utilities — 3.6%
Alliant Energy Corp. (a)	373,700	22,100,618
Security Description	Shares	Value
Electric Utilities—(Continued)
Xcel Energy, Inc. (a)	161,800	$10,924,736
		33,025,354
Electrical Equipment — 1.7%
Hubbell, Inc.	10,550	4,419,289
Regal Rexnord Corp.	73,100	11,340,003
		15,759,292
Electronic Equipment, Instruments & Components — 3.5%
Flex Ltd. (b)	178,700	6,860,293
Trimble, Inc. (b)	195,400	13,806,964
Zebra Technologies Corp. - Class A (b)	29,200	11,277,624
		31,944,881
Energy Equipment & Services — 2.1%
Baker Hughes Co.	465,800	19,107,116
Financial Services — 0.8%
Global Payments, Inc.	69,000	7,732,140
Ground Transportation — 4.1%
JB Hunt Transport Services, Inc.	75,500	12,884,830
Knight-Swift Transportation Holdings, Inc.	270,000	14,320,800
Landstar System, Inc.	57,400	9,864,764
		37,070,394
Health Care Equipment & Supplies — 3.0%
Cooper Cos., Inc. (b)	163,100	14,993,783
Hologic, Inc. (b)	170,500	12,291,345
		27,285,128
Health Care Providers & Services — 2.0%
Quest Diagnostics, Inc.	119,300	17,997,598
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	68,800	6,711,440
Hotels, Restaurants & Leisure — 2.4%
Expedia Group, Inc. (b)	83,100	15,484,023
Hilton Worldwide Holdings, Inc.	24,100	5,956,556
		21,440,579
Industrial REITs — 0.7%
Lineage, Inc. (a)	112,700	6,600,839
Insurance — 9.0%
American Financial Group, Inc. (a)	111,000	15,199,230
Fidelity National Financial, Inc.	259,000	14,540,260
Hartford Financial Services Group, Inc.	158,300	17,318,020
Old Republic International Corp. (a)	357,700	12,945,163
Willis Towers Watson PLC	70,900	22,208,716
		82,211,389
IT Services — 2.7%
Akamai Technologies, Inc. (b)	129,900	12,424,935
See accompanying notes to financial statements.
BHFTI-530

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
Globant SA (a) (b)	55,600	$11,921,752
		24,346,687
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	72,500	9,739,650
ICON PLC (b)	38,900	8,157,719
		17,897,369
Machinery — 4.6%
AGCO Corp. (a)	122,400	11,441,952
Lincoln Electric Holdings, Inc. (a)	40,700	7,630,029
Middleby Corp. (a) (b)	101,200	13,707,540
Xylem, Inc.	81,100	9,409,222
		42,188,743
Metals & Mining — 1.6%
Franco-Nevada Corp.	126,700	14,898,653
Oil, Gas & Consumable Fuels — 3.8%
Chord Energy Corp.	100,900	11,797,228
Coterra Energy, Inc. (a)	564,500	14,417,330
Devon Energy Corp.	266,700	8,729,091
		34,943,649
Professional Services — 3.7%
FTI Consulting, Inc. (a) (b)	50,800	9,709,404
Genpact Ltd.	357,500	15,354,625
TransUnion	97,400	9,029,954
		34,093,983
Residential REITs — 3.0%
Camden Property Trust	146,900	17,046,276
Equity LifeStyle Properties, Inc.	148,400	9,883,440
		26,929,716
Retail REITs — 1.9%
NNN REIT, Inc.	418,600	17,099,810
Semiconductors & Semiconductor Equipment — 2.3%
MKS Instruments, Inc. (a)	104,600	10,919,194
ON Semiconductor Corp. (b)	158,900	10,018,645
		20,937,839
Specialized REITs — 3.1%
Lamar Advertising Co. - Class A (a)	123,700	15,059,238
SBA Communications Corp.	63,300	12,900,540
		27,959,778
Specialty Retail — 1.8%
Ross Stores, Inc.	107,300	16,231,271
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp.	33,800	7,807,124
Security Description	Shares/ Principal Amount*	Value
Water Utilities — 1.5%
American Water Works Co., Inc.	112,400	$13,992,676
Total Common Stocks (Cost $784,283,855)		886,908,035

Short-Term Investments—2.5%
Repurchase Agreement—2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $23,310,802; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $23,772,760	23,306,594	23,306,594
Total Short-Term Investments (Cost $23,306,594)		23,306,594

Securities Lending Reinvestments (c)—9.0%
Certificates of Deposit—2.0%
Bank of America NA
4.650%, SOFR + 0.190%, 01/03/25 (d)	1,000,000	1,000,000
5.410%, 01/03/25	1,000,000	1,000,082
Bank of Montreal
4.760%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,000
4.810%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	999,998
Barclays Bank PLC (NY)
4.840%, SOFR + 0.380%, 02/10/25 (d)	2,000,000	2,000,132
Cooperatieve Rabobank UA
4.800%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	1,001,130
Credit Agricole SA
4.630%, SOFR + 0.320%, 02/18/25 (d)	1,000,000	999,999
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	983,670
Mitsubishi UFJ Trust & Banking Corp.
4.750%, SOFR + 0.220%, 01/27/25 (d)	1,000,000	999,999
Mizuho Bank Ltd.
4.690%, SOFR + 0.230%, 05/09/25 (d)	2,000,000	1,999,794
Skandinaviska Enskilda Banken AB
4.760%, SOFR + 0.300%, 02/06/25 (d)	1,000,000	1,000,114
Sumitomo Mitsui Banking Corp.
4.590%, SOFR + 0.220%, 01/21/25 (d)	2,000,000	2,000,044
Svenska Handelsbanken AB
4.760%, SOFR + 0.300%, 02/06/25 (d)	1,000,000	1,000,142
Toronto-Dominion Bank
4.800%, SOFR + 0.340%, 05/09/25 (d)	1,000,000	999,983
Westpac Banking Corp.
4.700%, SOFR + 0.330%, 04/28/25 (d)	1,000,000	1,000,520
		17,985,607
Commercial Paper—0.3%
Ionic Funding LLC
4.640%, 01/23/25	1,000,000	997,078
Macquarie Bank Ltd.
4.680%, SOFR + 0.220%, 02/13/25 (d)	2,000,000	2,000,118
		2,997,196
See accompanying notes to financial statements.
BHFTI-531

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—6.7%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $900,222; collateralized by various Common Stock with an aggregate market value of $1,002,158	900,000	$900,000
Repurchase Agreement dated 12/31/24 at 4.510%, due on 01/02/25 with a maturity value of $1,000,251; collateralized by various Common Stock with an aggregate market value of $1,113,508	1,000,000	1,000,000
Barclays Bank PLC
Repurchase Agreement dated 12/31/24 at 4.680%, due on 04/07/25 with a maturity value of $2,025,220; collateralized by various Common Stock with an aggregate market value of $2,228,677	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/24 at 4.100%, due on 01/02/25 with a maturity value of $1,000,228; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/33 - 02/15/36, and an aggregate market value of $1,020,000	1,000,000	1,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $2,000,491; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $2,048,598	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/24 at 4.880%, due on 07/07/25 with a maturity value of $4,101,938; collateralized by various Common Stock with an aggregate market value of $4,400,001	4,000,000	4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $2,240,021; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $2,284,263	2,239,474	2,239,474
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $2,000,502; collateralized by various Common Stock with an aggregate market value of $2,230,880	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/24 at 4.460%, due on 01/07/25 with a maturity value of $15,103,086; collateralized by various Common Stock with an aggregate market value of $16,831,079	15,090,000	15,090,000
Repurchase Agreement dated 12/31/24 at 4.520%, due on 01/02/25 with a maturity value of $1,000,251; collateralized by various Common Stock with an aggregate market value of $1,115,440	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 12/31/24 at 4.570%, due on 01/07/25 with a maturity value of $10,008,886; collateralized by various Common Stock with an aggregate market value of $11,154,864	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/24 at 4.600%, due on 02/04/25 with a maturity value of $4,017,889; collateralized by various Common Stock with an aggregate market value of $4,445,012	4,000,000	$4,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $4,000,984; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $4,081,004	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $11,752,891; collateralized by various Common Stock with an aggregate market value of $12,928,182	11,750,000	11,750,000
		60,979,474
Total Securities Lending Reinvestments (Cost $81,960,698)		81,962,277
Total Investments—108.9% (Cost $889,551,147)		992,176,906
Other assets and liabilities (net)—(8.9)%		(81,358,249)
Net Assets—100.0%		$910,818,657

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $103,107,800 and the collateral received consisted of cash in the amount of $81,952,528 and non-cash collateral with a value of $23,348,252. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-532

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$340,150,205	$0	$475,225,053
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(81,952,528)	$—	$—	$—	$(81,952,528)
Gross amount of recognized liabilities for securities lending transactions					$(81,952,528)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$886,908,035	$—	$—	$886,908,035
Total Short-Term Investments*	—	23,306,594	—	23,306,594
Total Securities Lending Reinvestments*	—	81,962,277	—	81,962,277
Total Investments	$886,908,035	$105,268,871	$—	$992,176,906
Collateral for Securities Loaned (Liability)	$—	$(81,952,528)	$—	$(81,952,528)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$890,229,277
Gross unrealized appreciation	136,653,200
Gross unrealized (depreciation)	(34,705,571)
Net unrealized appreciation (depreciation)	$101,947,629
See accompanying notes to financial statements.
BHFTI-533

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$992,176,906
Receivable for:
Investments sold	915,303
Fund shares sold	628,280
Dividends and interest	940,138
Prepaid expenses	3,326
Total Assets	994,663,953
Liabilities
Collateral for securities loaned	81,952,528
Payable for:
Investments purchased	659,655
Fund shares redeemed	243,137
Accrued Expenses:
Management fees	443,975
Distribution and service fees	122,487
Deferred trustees’ fees	244,871
Other expenses	178,643
Total Liabilities	83,845,296
Net Assets	$910,818,657
Net Assets Consist of:
Paid in surplus	$691,363,267
Distributable earnings (Accumulated losses)	219,455,390
Net Assets	$910,818,657
Net Assets
Class A	$343,375,278
Class B	546,015,095
Class E	21,428,284
Capital Shares Outstanding*
Class A	17,395,414
Class B	28,687,343
Class E	1,103,811
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$19.74
Class B	19.03
Class E	19.41

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $889,551,147.
(b)	Includes securities loaned at value of $103,107,800.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Dividends (a)	$17,511,752
Interest	725,733
Securities lending income	215,025
Total investment income	18,452,510
Expenses
Management fees	6,188,665
Administration fees	53,153
Custodian and accounting fees	61,332
Distribution and service fees—Class B	1,454,685
Distribution and service fees—Class E	34,088
Audit and tax services	50,507
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	101,566
Insurance	8,075
Miscellaneous	15,208
Total expenses	8,087,083
Less management fee waiver	(876,058)
Less broker commission recapture	(38,272)
Net expenses	7,172,753
Net Investment Income	11,279,757
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	106,754,160
Net change in unrealized appreciation (depreciation) on investments	(26,106,796)
Net realized and unrealized gain (loss)	80,647,364
Net Increase (Decrease) in Net Assets From Operations	$91,927,121

(a)	Net of foreign withholding taxes of $25,936.
See accompanying notes to financial statements.
BHFTI-534

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,279,757	$12,818,513
Net realized gain (loss)	106,754,160	59,298,457
Net change in unrealized appreciation (depreciation)	(26,106,796)	18,425,144
Increase (decrease) in net assets from operations	91,927,121	90,542,114
From Distributions to Shareholders
Class A	(26,291,339)	(42,151,825)
Class B	(43,797,844)	(75,808,695)
Class E	(1,705,770)	(3,011,744)
Total distributions	(71,794,953)	(120,972,264)
Increase (decrease) in net assets from capital share transactions	(67,328,239)	40,592,984
Total increase (decrease) in net assets	(47,196,071)	10,162,834
Net Assets
Beginning of period	958,014,728	947,851,894
End of period	$910,818,657	$958,014,728

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	399,297	$7,977,215	1,598,535	$31,663,226
Reinvestments	1,394,026	26,291,339	2,350,910	42,151,825
Redemptions	(1,986,985)	(39,823,384)	(1,990,462)	(38,126,659)
Net increase (decrease)	(193,662)	$(5,554,830)	1,958,983	$35,688,392
Class B
Sales	750,485	$14,393,806	1,025,491	$19,417,827
Reinvestments	2,405,153	43,797,844	4,366,860	75,808,695
Redemptions	(6,083,915)	(118,070,411)	(4,783,567)	(88,819,400)
Net increase (decrease)	(2,928,277)	$(59,878,761)	608,784	$6,407,122
Class E
Sales	19,100	$374,613	17,256	$340,330
Reinvestments	91,906	1,705,770	170,444	3,011,744
Redemptions	(201,613)	(3,975,031)	(257,001)	(4,854,604)
Net increase (decrease)	(90,607)	$(1,894,648)	(69,301)	$(1,502,530)
Increase (decrease) derived from capital shares transactions		$(67,328,239)		$40,592,984
See accompanying notes to financial statements.
BHFTI-535

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.42	$20.18	$24.14	$19.00	$19.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.29	0.35	0.40	0.28
Net realized and unrealized gain (loss)	1.62	1.55	(1.18)	5.65	0.90
Total income (loss) from investment operations	1.89	1.84	(0.83)	6.05	1.18
Less Distributions
Distributions from net investment income	(0.30)	(0.34)	(0.43)	(0.30)	(0.28)
Distributions from net realized capital gains	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)
Total distributions	(1.57)	(2.60)	(3.13)	(0.91)	(1.27)
Net Asset Value, End of Period	$19.74	$19.42	$20.18	$24.14	$19.00
Total Return (%) (b)	10.10	10.20	(2.45)	32.13	7.87
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.69	0.69	0.68	0.68	0.70
Net ratio of expenses to average net assets (%) (c)	0.60	0.60	0.59	0.59	0.60
Ratio of net investment income (loss) to average net assets (%)	1.34	1.54	1.66	1.79	1.69
Portfolio turnover rate (%)	36	30	30	27	39
Net assets, end of period (in millions)	$343.4	$341.6	$315.4	$356.4	$292.6

	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.78	$19.59	$23.52	$18.54	$18.65
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.24	0.29	0.34	0.23
Net realized and unrealized gain (loss)	1.56	1.50	(1.15)	5.50	0.88
Total income (loss) from investment operations	1.77	1.74	(0.86)	5.84	1.11
Less Distributions
Distributions from net investment income	(0.25)	(0.29)	(0.37)	(0.25)	(0.23)
Distributions from net realized capital gains	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)
Total distributions	(1.52)	(2.55)	(3.07)	(0.86)	(1.22)
Net Asset Value, End of Period	$19.03	$18.78	$19.59	$23.52	$18.54
Total Return (%) (b)	9.78	9.94	(2.70)	31.80	7.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94	0.94	0.93	0.93	0.95
Net ratio of expenses to average net assets (%) (c)	0.85	0.85	0.84	0.84	0.85
Ratio of net investment income (loss) to average net assets (%)	1.09	1.28	1.41	1.53	1.43
Portfolio turnover rate (%)	36	30	30	27	39
Net assets, end of period (in millions)	$546.0	$593.6	$607.3	$722.3	$661.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-536

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.12	$19.90	$23.85	$18.79	$18.89
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.26	0.32	0.36	0.25
Net realized and unrealized gain (loss)	1.60	1.53	(1.17)	5.58	0.89
Total income (loss) from investment operations	1.83	1.79	(0.85)	5.94	1.14
Less Distributions
Distributions from net investment income	(0.27)	(0.31)	(0.40)	(0.27)	(0.25)
Distributions from net realized capital gains	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)
Total distributions	(1.54)	(2.57)	(3.10)	(0.88)	(1.24)
Net Asset Value, End of Period	$19.41	$19.12	$19.90	$23.85	$18.79
Total Return (%) (b)	9.92	10.05	(2.62)	31.91	7.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	0.84	0.83	0.83	0.85
Net ratio of expenses to average net assets (%) (c)	0.75	0.75	0.74	0.74	0.75
Ratio of net investment income (loss) to average net assets (%)	1.19	1.38	1.51	1.63	1.53
Portfolio turnover rate (%)	36	30	30	27	39
Net assets, end of period (in millions)	$21.4	$22.8	$25.2	$28.9	$24.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-537

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—94.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 45.3%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,573,876	$1,256,774
1.500%, 07/01/41	1,145,288	918,480
2.000%, 09/01/40	1,000,041	835,564
2.000%, 03/01/41	1,863,672	1,556,489
2.000%, 06/01/41	72,890	60,860
2.000%, 08/01/41	600,588	500,897
2.000%, 12/01/41	268,984	223,808
2.000%, 01/01/42	1,930,134	1,604,396
2.000%, 05/01/42	188,700	156,829
2.000%, 06/01/50	3,330,752	2,618,713
2.000%, 07/01/50	491,169	386,091
2.000%, 11/01/50	132,540	104,792
2.000%, 03/01/51	77,898	61,622
2.000%, 09/01/51	161,700	127,949
2.000%, 11/01/51	234,854	186,017
2.500%, 06/01/50	162,979	134,805
2.500%, 07/01/50	533,447	443,265
2.500%, 11/01/50	1,800,594	1,496,174
2.500%, 12/01/50	258,527	214,580
2.500%, 07/01/51	278,839	220,345
2.500%, 09/01/51	639,955	528,457
2.500%, 11/01/51	1,625,240	1,346,130
2.500%, 01/01/52	2,156,391	1,781,087
2.500%, 03/01/52	484,170	400,108
2.500%, 04/01/52	2,755,876	2,277,731
2.647%, 1Y RFUCCT + 1.634%, 12/01/50 (a)	619,413	576,825
3.000%, 06/01/31	168,606	161,682
3.000%, 02/01/32	4,234	4,049
3.000%, 03/01/33	587,730	560,046
3.000%, 09/01/33	50,810	48,320
3.000%, 11/01/33	621,508	589,664
3.000%, 03/01/34	47,157	44,413
3.000%, 11/01/42	68,291	60,492
3.000%, 01/01/43	83,298	73,589
3.000%, 02/01/43	399,905	353,300
3.000%, 03/01/43	4,289,043	3,789,183
3.000%, 06/01/43	1,001,992	885,186
3.000%, 09/01/48	331,049	287,677
3.000%, 09/01/49	1,375,967	1,192,508
3.000%, 11/01/49	412,236	356,841
3.000%, 03/01/50	190,540	164,955
3.000%, 05/01/50	105,918	91,807
3.000%, 02/01/51	224,712	193,909
3.000%, 04/01/52	670,526	574,648
3.000%, 08/01/52	2,200,992	1,897,985
3.500%, 03/01/32	273,414	263,825
3.500%, 06/01/32	762,310	734,131
3.500%, 07/01/32	255,762	246,866
3.500%, 04/01/33	104,295	101,103
3.500%, 02/01/34	1,205,621	1,152,490
3.500%, 04/01/40	55,447	50,647
3.500%, 05/01/40	115,020	105,075
3.500%, 06/01/40	99,526	90,932
3.500%, 07/01/40	14,277	13,037
3.500%, 08/01/40	64,937	59,308
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 09/01/40	49,081	$44,843
3.500%, 10/01/40	22,319	20,363
3.500%, 11/01/40	46,823	42,697
3.500%, 12/01/40	46,115	42,047
3.500%, 04/01/42	240,720	219,629
3.500%, 07/01/42	37,293	34,025
3.500%, 08/01/42	21,109	19,222
3.500%, 09/01/42	100,250	91,120
3.500%, 10/01/42	575,209	524,776
3.500%, 01/01/43	186,946	170,586
3.500%, 02/01/43	94,953	86,664
3.500%, 04/01/43	297,487	271,247
3.500%, 05/01/43	140,984	128,328
3.500%, 11/01/44	167,478	150,923
3.500%, 02/01/45	3,313	3,016
3.500%, 06/01/45	7,165	6,474
3.500%, 11/01/45	1,482,444	1,337,136
3.500%, 01/01/46	130,300	116,961
3.500%, 02/01/46	442,685	397,829
3.500%, 05/01/46	469,200	424,165
3.500%, 06/01/46	80,844	72,651
3.500%, 07/01/46	664,504	596,385
3.500%, 08/01/46	57,725	52,667
3.500%, 09/01/46	307,836	277,684
3.500%, 01/01/47	943,391	847,882
3.500%, 02/01/47	970,682	872,375
3.500%, 07/01/47	201,060	180,453
3.500%, 11/01/47	13,499	12,174
3.500%, 12/01/47	193,042	173,491
3.500%, 02/01/48	58,222	52,172
3.500%, 04/01/48	205,650	184,567
3.500%, 04/01/52	1,154,291	1,029,234
3.500%, 05/01/52	343,897	306,320
4.000%, 06/01/33	290,803	284,604
4.000%, 11/01/41	2,208	2,087
4.000%, 09/01/42	24,267	22,935
4.000%, 10/01/42	12,947	12,177
4.000%, 11/01/42	145,352	136,784
4.000%, 12/01/42	45,100	42,482
4.000%, 01/01/43	9,887	9,266
4.000%, 02/01/43	82,850	77,884
4.000%, 03/01/43	33,370	31,420
4.000%, 04/01/43	10,326	9,761
4.000%, 05/01/43	96,733	90,609
4.000%, 06/01/43	18,021	16,720
4.000%, 07/01/43	135,206	126,841
4.000%, 08/01/43	93,263	87,456
4.000%, 09/01/43	172,868	162,320
4.000%, 10/01/43	180,016	168,837
4.000%, 01/01/44	89,635	83,540
4.000%, 02/01/44	15,811	14,726
4.000%, 04/01/44	11,444	10,663
4.000%, 01/01/45	157,876	146,932
4.000%, 02/01/45	165,200	154,329
4.000%, 12/01/45	181,525	168,794
See accompanying notes to financial statements.
BHFTI-538

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 12/01/47	364,536	$338,504
4.000%, 05/01/48	187,526	174,135
4.000%, 07/01/50	2,214,479	2,059,129
4.000%, 05/01/52	353,475	325,267
4.500%, 05/01/39	34,571	33,561
4.500%, 07/01/40	532,069	515,831
4.500%, 09/01/40	263,870	256,157
4.500%, 02/01/41	25,666	24,916
4.500%, 08/01/41	219,867	212,937
4.500%, 09/01/41	34,793	33,776
4.500%, 10/01/41	73,533	71,307
4.500%, 02/01/44	10,748	10,298
4.500%, 06/01/52	1,803,263	1,707,932
4.500%, 07/01/52	1,031,692	973,534
4.500%, 08/01/52	585,139	552,203
5.000%, 06/01/41	628,045	626,641
5.000%, 07/01/41	85,194	84,497
5.000%, 12/01/44	921,801	920,770
5.000%, 06/01/52	82,639	80,022
5.000%, 07/01/52	737,388	715,170
5.500%, 08/01/53	275,473	272,823
5.500%, 04/01/54	96,578	96,367
6.000%, 04/01/54	837,057	846,520
6.000%, 05/01/54	390,066	393,348
6.000%, 06/01/54	397,724	401,816
6.000%, 07/01/54	286,700	289,197
6.500%, 02/01/53	1,145,378	1,179,876
6.500%, 10/01/53	1,054,383	1,086,504
6.500%, 02/01/54	341,145	349,835
6.500%, 04/01/54	283,507	290,729
6.605%, 1Y RFUCCT + 1.750%, 12/01/40 (a)	197,938	204,658
6.880%, 1Y RFUCCT + 1.880%, 10/01/41 (a)	86,211	87,864
7.156%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	14,668	15,110
7.164%, 1Y RFUCCT + 1.923%, 10/01/42 (a)	28,497	29,356
7.255%, 1Y RFUCCT + 1.880%, 04/01/41 (a)	1,776	1,787
7.294%, 1Y RFUCCT + 1.750%, 09/01/41 (a)	70,204	72,650
7.485%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	9,614	9,990
7.601%, 1Y RFUCCT + 1.880%, 09/01/41 (a)	7,858	8,006
7.628%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	14,074	14,535
7.785%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	4,081	4,149
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.171%, 10/25/33 (a) (b)	15,000,000	251,967
0.282%, 03/25/34 (a) (b)	8,598,632	214,579
0.310%, 09/25/32 (a) (b)	8,483,535	189,722
0.532%, 10/25/31 (a) (b)	6,087,816	172,447
0.862%, 10/25/35 (a) (b)	16,398,647	1,003,604
0.874%, 11/25/30 (a) (b)	4,924,938	201,379
1.032%, 10/25/30 (a) (b)	5,414,130	251,254
3.750%, 11/25/29	139,693	136,442
3.750%, 11/25/32	1,000,000	949,208
3.990%, 05/25/33 (a)	3,650,000	3,502,759
Federal Home Loan Mortgage Corp. REMICS
1.750%, 06/15/42	56,621	52,140
2.000%, 02/25/51 (b)	3,978,478	515,007
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
2.000%, 03/25/51 (b)	2,694,484	$350,484
2.500%, 04/25/51 (b)	1,503,641	235,393
2.500%, 10/25/51 (b)	1,415,181	211,019
2.500%, 12/25/51 (b)	2,662,982	336,133
3.000%, 11/25/50 (b)	569,971	91,743
3.000%, 07/25/51 (b)	1,270,679	258,538
3.000%, 11/25/51 (b)	674,214	100,039
3.500%, 11/15/31	441,193	427,445
3.500%, 04/25/52 (b)	1,382,231	250,666
4.000%, 01/15/41	3,821,200	3,631,832
4.000%, 02/25/50 (b)	488,949	101,391
4.000%, 11/25/51 (b)	549,216	113,659
4.500%, 02/15/41	7,498	7,265
4.500%, 10/25/49 (b)	456,085	104,206
4.500%, 06/25/50 (b)	1,620,214	366,680
4.500%, 12/25/50 (b)	1,337,367	311,576
4.500%, 11/25/51 (b)	459,283	99,415
5.000%, 10/15/34	99,474	99,892
5.000%, 12/15/37	38,853	38,864
5.000%, 03/15/41	197,356	197,930
5.000%, 04/15/41	668,068	664,026
5.000%, 05/15/41	1,066,207	1,059,209
5.112%, SOFR30A + 0.514%, 03/15/34 (a)	97,265	96,370
5.500%, 05/15/34	561,210	572,414
5.500%, 11/15/36	224,074	227,487
5.500%, 06/15/41	1,405,681	1,436,902
5.612%, SOFR30A + 1.014%, 02/15/33 (a)	54,758	55,199
5.869%, SOFR30A + 1.300%, 12/25/54 (a)	646,087	645,406
Federal Home Loan Mortgage Corp. STACR REMICS Trust
7.919%, SOFR30A + 3.350%, 05/25/42 (144A) (a)	1,050,000	1,098,426
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 03/25/52 (b)	739,660	97,966
Federal National Mortgage Association
1.500%, 11/01/41	1,586,626	1,272,469
1.500%, 03/01/42	649,477	522,073
2.000%, 10/01/40	2,650,691	2,214,698
2.000%, 07/01/41	473,636	395,271
2.000%, 11/01/41	1,991,255	1,656,222
2.000%, 02/01/42	1,106,034	918,045
2.000%, 03/01/42	1,117,662	926,310
2.000%, 04/01/42	492,679	407,722
2.000%, 05/01/42	806,445	662,476
2.000%, 08/01/42	931,601	777,114
2.000%, 06/01/50	560,947	441,058
2.000%, 08/01/50	211,341	165,600
2.000%, 10/01/50	199,557	156,580
2.000%, 01/01/51	147,154	116,347
2.000%, 02/01/51	436,561	345,183
2.000%, 03/01/51	75,046	59,390
2.000%, 04/01/51	2,270,045	1,781,227
2.000%, 08/01/51	1,447,312	1,138,046
2.000%, 10/01/51	88,224	69,818
2.000%, 01/01/52	575,085	453,414
2.000%, 02/01/52	907,813	716,951
2.000%, 03/01/52	1,527,520	1,210,876
See accompanying notes to financial statements.
BHFTI-539

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 04/01/42	4,554,106	$3,877,516
2.500%, 06/01/50	541,693	447,946
2.500%, 10/01/50	2,351,606	1,940,142
2.500%, 11/01/50	462,806	383,470
2.500%, 01/01/51	418,001	345,837
2.500%, 02/01/51	53,712	44,581
2.500%, 04/01/51	197,364	163,774
2.500%, 05/01/51	423,728	336,224
2.500%, 06/01/51	139,985	116,003
2.500%, 07/01/51	72,984	60,711
2.500%, 09/01/51	385,853	319,352
2.500%, 10/01/51	229,376	189,307
2.500%, 11/01/51	606,521	503,620
2.500%, 12/01/51	4,283,479	3,540,169
2.500%, 01/01/52	1,774,690	1,453,292
2.500%, 02/01/52	804,293	665,147
2.500%, 03/01/52	891,055	735,914
2.500%, 04/01/52	322,841	266,796
2.500%, 05/01/52	377,853	310,974
2.500%, 09/01/61	475,536	378,619
3.000%, 08/01/27	15,181	14,906
3.000%, 10/01/27	22,625	22,184
3.000%, 11/01/27	6,834	6,700
3.000%, 12/01/27	13,573	13,300
3.000%, 01/01/28	12,582	12,314
3.000%, 02/01/28	10,240	10,015
3.000%, 03/01/28	12,757	12,478
3.000%, 04/01/28	11,325	11,071
3.000%, 05/01/28	15,008	14,662
3.000%, 06/01/28	13,984	13,654
3.000%, 07/01/28	14,003	13,681
3.000%, 08/01/28	15,661	15,282
3.000%, 09/01/28	17,720	17,284
3.000%, 01/01/29	12,730	12,333
3.000%, 03/01/29	22,269	21,658
3.000%, 06/01/32	34,278	32,720
3.000%, 10/01/32	3,622	3,449
3.000%, 02/01/33	1,333,751	1,269,700
3.000%, 03/01/33	175,030	166,585
3.000%, 04/01/33	138,705	131,950
3.000%, 05/01/33	67,021	63,658
3.000%, 06/01/33	30,940	29,343
3.000%, 07/01/33	135,200	128,515
3.000%, 08/01/33	575,486	546,350
3.000%, 10/01/33	145,535	138,030
3.000%, 11/01/33	89,754	85,099
3.000%, 12/01/33	46,768	44,323
3.000%, 01/01/34	46,547	44,140
3.000%, 02/01/34	71,562	67,837
3.000%, 03/01/34	183,783	172,643
3.000%, 05/01/34	89,460	84,037
3.000%, 05/01/42	5,527,808	4,891,291
3.000%, 09/01/42	776,332	684,953
3.000%, 10/01/42	494,404	436,250
3.000%, 11/01/42	1,190,564	1,050,461
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 06/01/43	111,777	$98,273
3.000%, 07/01/43	249,591	219,447
3.000%, 10/01/43	240,884	211,817
3.000%, 01/01/45	222,432	195,596
3.000%, 08/01/46	115,165	99,970
3.000%, 09/01/46	342,454	297,241
3.000%, 10/01/46	146,588	127,063
3.000%, 11/01/48	593,827	518,261
3.000%, 09/01/49	484,891	419,241
3.000%, 11/01/49	110,963	95,733
3.000%, 02/01/50	526,901	452,434
3.000%, 03/01/50	476,654	405,916
3.000%, 04/01/50	723,770	626,088
3.000%, 08/01/50	245,584	212,263
3.000%, 11/01/50	354,966	306,262
3.000%, 05/01/51	145,107	125,084
3.000%, 06/01/51	399,684	346,556
3.000%, 09/01/51	496,142	425,165
3.000%, 10/01/51	1,236,773	1,063,132
3.000%, 11/01/51	1,372,777	1,184,107
3.000%, 12/01/51	71,024	60,682
3.000%, 01/01/52	527,537	458,883
3.000%, 03/01/52	77,228	67,029
3.000%, 04/01/52	412,108	353,662
3.000%, 06/01/52	852,889	732,668
3.500%, 07/01/32	778,528	750,622
3.500%, 09/01/32	681,807	654,133
3.500%, 01/01/34	556,186	530,714
3.500%, 11/01/42	1,102,470	1,004,485
3.500%, 11/01/46	169,558	154,138
3.500%, 07/01/47	810,349	727,318
3.500%, 12/01/47	2,053,873	1,843,365
3.500%, 06/01/49	238,803	214,326
3.500%, 08/01/50	55,325	49,747
3.500%, 05/01/51	169,822	151,645
3.500%, 07/01/51	1,138,892	1,019,150
3.500%, 12/01/51	149,909	133,334
3.500%, 01/01/52	318,474	284,931
3.500%, 03/01/52	466,242	416,783
3.500%, 04/01/52	1,201,115	1,068,628
3.500%, 05/01/52	1,560,348	1,393,757
3.500%, 10/01/56	1,039,730	917,632
4.000%, 11/01/31	294,325	287,667
4.000%, 08/01/32	258,316	251,362
4.000%, 11/01/40	973,320	918,314
4.000%, 04/01/42	112,101	105,769
4.000%, 10/01/42	91,721	86,085
4.000%, 11/01/42	106,424	99,882
4.000%, 06/01/43	52,460	48,876
4.000%, 08/01/43	34,294	32,163
4.000%, 09/01/43	635,948	596,392
4.000%, 10/01/43	103,398	97,298
4.000%, 02/01/44	38,550	36,180
4.000%, 04/01/44	53,897	50,584
4.000%, 12/01/45	433,722	402,755
See accompanying notes to financial statements.
BHFTI-540

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 03/01/46	30,824	$28,624
4.000%, 05/01/46	20,640	19,132
4.000%, 09/01/47	8,137	7,621
4.000%, 05/01/48	325,897	302,219
4.000%, 05/01/52	85,192	78,449
4.000%, 06/01/52	657,320	606,652
4.500%, 12/01/40	636,176	616,757
4.500%, 08/01/41	55,012	53,333
4.500%, 11/01/41	359,182	346,919
4.500%, 10/01/44	424,800	408,153
4.500%, 02/01/45	175,797	168,814
4.500%, 05/01/48	21,295	20,326
4.500%, 12/01/48	730,817	697,560
4.500%, 04/01/49	18,345	17,492
4.500%, 09/01/49	86,483	82,544
4.500%, 10/01/49	39,667	37,848
4.500%, 01/01/50	171,779	165,919
4.500%, 07/01/52	355,352	337,374
4.500%, 08/01/58	94,960	90,178
5.000%, 04/01/41	6,837	6,770
5.000%, 06/01/41	17,246	17,067
5.000%, 08/01/41	7,267	7,196
5.000%, 08/01/48	39,403	38,784
5.000%, 02/01/53	88,335	85,673
5.500%, 05/01/44	2,326,273	2,347,721
5.500%, 07/01/53	263,901	262,080
5.500%, 06/01/54	97,662	97,319
6.000%, 10/01/34	44,112	45,347
6.000%, 09/01/37	10,481	10,834
6.000%, 10/01/37	117,393	121,725
6.000%, 01/01/38	116,435	120,733
6.000%, 03/01/38	42,859	44,715
6.000%, 07/01/38	18,232	18,880
6.000%, 01/01/40	113,268	117,312
6.000%, 05/01/40	162,523	168,490
6.000%, 07/01/41	608,057	630,248
6.000%, 01/01/42	11,205	11,482
6.000%, 03/01/54	733,881	742,835
6.000%, 05/01/54	567,123	570,451
6.297%, 1Y RFUCCT + 1.818%, 02/01/42 (a)	18,415	18,848
6.500%, 07/01/32	26,001	26,967
6.500%, 12/01/32	7,608	7,888
6.500%, 07/01/35	8,815	9,099
6.500%, 12/01/35	77,737	80,151
6.500%, 08/01/36	130,700	134,393
6.500%, 08/01/39	471,223	483,663
6.500%, 12/01/53	245,206	251,545
6.500%, 03/01/54	438,731	450,367
6.500%, 04/01/54	563,498	577,684
6.740%, 02/01/39	24,826	25,468
7.004%, 1Y RFUCCT + 1.830%, 10/01/41 (a)	4,853	4,982
7.178%, 1Y RFUCCT + 1.700%, 06/01/42 (a)	12,097	12,475
7.318%, 1Y RFUCCT + 1.818%, 09/01/41 (a)	5,577	5,734
7.635%, 1Y RFUCCT + 1.800%, 07/01/41 (a)	2,819	2,897
7.639%, 1Y RFUCCT + 1.818%, 07/01/41 (a)	7,349	7,595
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust
8.169%, SOFR30A + 3.600%, 07/25/42 (144A) (a)	930,000	$980,680
8.310%, SOFR30A + 3.750%, 12/25/42 (144A) (a)	1,030,000	1,099,037
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	6,062,474	5,792,261
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (b)	773,033	96,739
2.000%, 10/25/52 (b)	3,364,236	431,606
4.500%, 10/25/53 (b)	1,406,654	334,850
Federal National Mortgage Association REMICS
1.750%, 06/25/42	75,705	69,684
1.750%, 01/25/43	61,490	56,513
1.867%, -1x SOFR30A + 6.436%, 06/25/41 (a) (b)	3,958	21
2.000%, 10/25/50 (b)	1,760,653	220,634
2.500%, 07/25/50 (b)	726,756	101,565
2.500%, 12/25/50 (b)	732,666	105,493
2.500%, 02/25/51 (b)	673,102	102,681
2.500%, 10/25/51 (b)	1,220,489	205,727
3.000%, 05/25/46	1,310,855	1,230,346
3.000%, 08/25/50 (b)	631,737	104,208
3.000%, 10/25/51 (b)	1,030,819	185,843
3.500%, 09/25/50 (b)	579,045	94,379
3.500%, 03/25/51 (b)	500,883	110,028
4.000%, 11/25/49 (b)	1,388,436	250,183
4.000%, 06/25/50 (b)	1,107,966	225,650
4.000%, 07/25/50 (b)	470,520	91,797
4.250%, 03/25/42	832,715	778,630
4.500%, 12/25/40	56,091	52,264
4.750%, 01/25/41	186,080	180,164
5.000%, 12/25/34	82,488	82,727
5.000%, 03/25/35	66,396	66,604
5.000%, 08/25/39	111,454	111,783
5.000%, 02/25/41	88,591	83,696
5.500%, 08/25/35	346,692	353,071
5.603%, SOFR30A + 1.034%, 03/25/36 (a)	119,118	120,055
5.613%, SOFR30A + 1.044%, 06/25/36 (a)	167,902	169,125
6.000%, 06/25/45 (b)	174,710	23,551
Government National Mortgage Association
0.833%, 02/16/63 (a) (b)	3,244,523	201,623
0.883%, 06/16/62 (a) (b)	3,660,950	226,346
0.964%, 10/16/61 (a) (b)	2,776,207	201,907
0.966%, 05/16/62 (a) (b)	6,951,458	456,860
1.000%, 07/16/60	175,390	124,138
1.010%, 09/16/62 (a) (b)	3,674,479	269,990
1.113%, 06/16/61 (a) (b)	2,859,927	230,873
1.144%, 06/16/61 (a) (b)	2,573,264	206,343
1.271%, 09/16/60 (a) (b)	2,761,897	236,869
1.328%, 06/16/63 (a) (b)	2,608,342	240,597
1.432%, 06/16/61 (a) (b)	2,015,219	194,518
2.000%, 10/20/50	2,057,268	1,646,932
2.000%, 12/20/50	1,707,735	1,368,689
2.000%, 01/20/51	514,323	411,723
2.000%, 02/20/51	6,145,036	4,869,591
2.000%, 04/20/51	663,466	516,163
2.000%, 11/20/51	156,559	125,347
See accompanying notes to financial statements.
BHFTI-541

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
2.500%, 12/20/50	201,210	$167,758
2.500%, 02/20/51	452,522	378,183
2.500%, 03/20/51	605,377	505,927
2.500%, 04/20/51	1,530,637	1,279,183
2.500%, 07/20/51	357,482	298,751
2.500%, 08/20/51	802,859	670,953
3.000%, 05/15/42	173,782	154,725
3.000%, 12/20/42	438,337	381,862
3.000%, 03/20/43	417,990	362,552
3.000%, 04/15/43	55,770	49,651
3.000%, 05/15/43	41,377	36,837
3.000%, 01/15/45	22,401	19,640
3.000%, 02/15/45	31,645	27,702
3.000%, 03/15/45	168,956	147,984
3.000%, 05/15/45	11,365	9,949
3.000%, 06/15/45	16,171	14,098
3.000%, 07/15/45	90,966	79,633
3.000%, 01/20/48	538,496	472,405
3.000%, 09/20/51	2,419,921	2,102,449
3.000%, 04/20/52	70,060	59,679
3.500%, 11/15/41	104,228	95,912
3.500%, 02/15/42	81,397	74,799
3.500%, 03/15/42	110,269	101,468
3.500%, 05/15/42	228,412	210,066
3.500%, 06/15/42	159,153	145,954
3.500%, 12/20/42	132,551	121,129
3.500%, 05/20/46	655,996	592,537
3.500%, 06/20/46	1,668,011	1,507,273
3.500%, 11/20/47	105,088	95,097
3.500%, 02/20/48	331,547	297,410
3.500%, 10/20/48	358,553	324,458
3.500%, 05/15/50	145,290	129,896
3.500%, 02/20/52	159,580	142,725
3.500%, 04/20/52	165,542	148,057
3.500%, 06/20/52	78,871	69,556
4.000%, 09/20/39	41,143	38,989
4.000%, 09/15/40	573,929	539,067
4.000%, 10/15/40	33,706	31,878
4.000%, 10/20/40	5,629	5,334
4.000%, 11/20/40	393,659	373,042
4.000%, 03/15/41	331,705	313,255
4.000%, 06/15/41	12,530	11,833
4.000%, 09/15/41	59,895	56,562
4.000%, 10/15/41	251,307	236,738
4.000%, 10/20/41	511,091	484,321
4.000%, 11/15/41	84,487	79,786
4.000%, 11/20/41	197,926	187,559
4.000%, 12/15/41	227,708	214,764
4.000%, 01/15/42	8,678	8,195
4.000%, 02/15/42	11,959	11,234
4.000%, 03/15/42	76,743	72,354
4.000%, 04/20/42	260,192	246,569
4.000%, 06/20/42	19,485	18,464
4.000%, 11/15/42	7,921	7,480
4.000%, 01/15/43	29,953	27,988
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.000%, 10/20/44	451,976	$425,499
4.000%, 11/20/44	451,982	424,122
4.000%, 12/20/44	26,261	24,723
4.000%, 08/20/46	77,497	72,503
4.000%, 08/20/48	74,370	69,331
4.000%, 03/15/50	25,795	24,010
4.000%, 03/20/50	28,904	26,885
4.000%, 04/20/50	214,769	198,825
4.500%, 08/15/39	483,913	469,387
4.500%, 02/20/40	43,943	42,679
4.500%, 06/15/40	144,646	140,270
4.500%, 07/15/40	31,509	30,464
4.500%, 09/20/40	4,708	4,566
4.500%, 03/15/41	189,372	183,323
4.500%, 04/15/41	15,892	15,358
4.500%, 08/20/48	385,192	369,172
4.500%, 09/20/48	263,870	252,896
4.500%, 10/20/48	372,530	356,998
4.500%, 01/20/49	57,177	54,786
4.500%, 03/20/50	76,503	73,284
5.000%, 03/15/39	19,789	19,767
5.000%, 07/15/39	40,451	40,423
5.000%, 08/15/39	31,774	31,518
5.000%, 09/15/39	23,831	23,561
5.000%, 04/15/40	13,202	13,048
5.000%, 08/15/40	60,549	59,901
5.000%, 04/15/41	28,264	27,905
5.000%, 09/15/41	26,063	25,965
5.000%, 08/20/52	1,738,890	1,692,378
5.000%, 11/20/52	85,284	82,981
5.000%, 12/20/52	85,213	82,912
5.000%, 02/20/53	173,003	168,273
5.470%, 08/20/59 (a)	343	331
5.500%, 10/15/39	5,774	5,877
5.500%, 03/20/53	2,445,983	2,433,757
5.500%, 04/20/53	165,178	164,318
6.000%, 06/15/36	273,704	285,307
6.000%, 02/20/54	554,384	566,852
6.500%, 01/20/54	501,589	516,638
Government National Mortgage Association REMICS
0.967%, 06/16/61 (a) (b)	3,230,764	226,040
1.615%, -1x 1M TSFR + 5.986%, 07/20/41 (a) (b)	55,187	5,462
2.500%, 11/20/46	82,756	73,651
2.750%, 02/20/64	73,363	72,838
3.000%, 09/20/50 (b)	720,531	107,327
3.000%, 07/20/51 (b)	761,545	106,625
3.250%, 08/20/68	1,507,242	1,458,930
4.000%, 12/20/40	1,071,764	1,017,179
4.000%, 08/20/47 (b)	1,482,789	268,225
4.500%, 05/16/40	9,144	9,100
4.500%, 12/20/40	1,175,296	1,132,363
4.500%, 09/20/47 (b)	1,057,897	200,569
4.500%, 10/20/47 (b)	1,267,817	256,013
4.630%, 1Y H15 + 0.350%, 08/20/66 (a)	335,380	333,313
4.735%, 1M TSFR + 0.364%, 10/20/47 (a)	433,881	422,052
See accompanying notes to financial statements.
BHFTI-542

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
4.780%, 1Y H15 + 0.500%, 05/20/66 (a)	207,688	$206,460
4.785%, 1M TSFR + 0.414%, 05/20/48 (a)	387,660	377,386
4.785%, 1M TSFR + 0.414%, 06/20/48 (a)	511,864	498,287
4.965%, 1M TSFR + 0.594%, 01/20/38 (a)	13,651	13,583
4.985%, 1M TSFR + 0.614%, 07/20/37 (a)	52,536	52,512
5.000%, 12/20/39	2,348,813	2,346,394
5.000%, 03/20/40	1,112,058	1,099,041
5.000%, 05/20/45 (b)	1,088,568	227,950
5.030%, 1M TSFR + 0.444%, 07/20/60 (a)	55,567	55,403
5.042%, 1M TSFR + 0.644%, 12/16/39 (a)	49,334	48,986
5.067%, 1M TSFR + 0.414%, 08/20/60 (a)	28,340	28,237
5.067%, 1M TSFR + 0.414%, 09/20/60 (a)	35,452	35,269
5.112%, 1M TSFR + 0.714%, 11/16/39 (a)	84,447	84,105
5.257%, 1M TSFR + 0.604%, 02/20/61 (a)	14,181	14,155
5.267%, 1M TSFR + 0.614%, 12/20/60 (a)	54,322	54,253
5.267%, 1M TSFR + 0.614%, 02/20/61 (a)	4,537	4,530
5.267%, 1M TSFR + 0.614%, 04/20/61 (a)	22,407	22,379
5.267%, 1M TSFR + 0.614%, 05/20/61 (a)	39,069	39,012
5.297%, 1M TSFR + 0.644%, 06/20/61 (a)	24,632	24,612
5.367%, 1M TSFR + 0.714%, 10/20/61 (a)	111,354	111,351
5.397%, 1M TSFR + 0.744%, 01/20/62 (a)	111,587	111,632
5.397%, 1M TSFR + 0.744%, 03/20/62 (a)	103,290	103,292
5.417%, 1M TSFR + 0.764%, 05/20/61 (a)	6,782	6,779
5.467%, 1M TSFR + 0.814%, 11/20/61 (a)	109,904	110,024
5.467%, 1M TSFR + 0.814%, 01/20/62 (a)	111,495	111,638
5.500%, 04/20/34	233,121	236,220
Government National Mortgage Association, TBA
4.500%, TBA (c)	2,900,000	2,740,953
5.500%, TBA (c)	2,000,000	1,983,466
6.000%, TBA (c)	4,200,000	4,227,562
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	3,400,000	2,644,828
5.000%, TBA (c)	600,000	579,045
5.500%, TBA (c)	6,700,000	6,611,215
6.000%, TBA (c)	2,900,000	2,913,367
		241,364,779
Federal Agencies — 39.0%
Federal Farm Credit Banks Funding Corp.
1.600%, 07/15/30	10,000,000	8,528,862
1.980%, 07/13/38	19,515,000	13,858,218
3.700%, 03/24/42	10,000,000	8,142,498
4.375%, 03/03/33	8,400,000	8,190,313
5.125%, 05/09/25	5,000,000	5,013,114
5.480%, 06/27/42	2,000,000	1,997,993
Federal Home Loan Banks
2.250%, 03/04/36	5,000,000	3,777,843
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	5,578,352
Zero Coupon, 12/15/36	45,000,000	24,651,271
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	11,950,249
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	7,606,709
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	$23,471,555
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	6,096,318
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	28,207,094
Zero Coupon, 04/15/30	35,000,000	27,401,023
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 07/15/29	8,669,000	7,068,038
Zero Coupon, 01/15/34	12,669,000	8,042,005
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	5,000,000	4,940,485
U.S. International Development Finance Corp.
1.110%, 05/15/29	3,857,143	3,561,797
		208,083,737
U.S. Treasury — 9.9%
U.S. Treasury Bonds
3.375%, 11/15/48	33,000,000	25,773,876
3.625%, 02/15/44	11,000,000	9,281,420
4.000%, 11/15/42	4,000,000	3,599,102
4.625%, 05/15/44	9,300,000	9,015,954
4.750%, 11/15/43	1,500,000	1,481,064
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (d)	5,524,965	3,219,546
U.S. Treasury Inflation-Indexed Notes
1.875%, 07/15/34 (d)	402,384	389,908
		52,760,870
Total U.S. Treasury & Government Agencies (Cost $564,464,241)		502,209,386

Foreign Government—8.2%
Sovereign — 8.2%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,740,183
Colombia Government International Bonds
3.125%, 04/15/31	5,090,000	4,038,915
Hashemite Kingdom of Jordan Government AID Bonds
3.000%, 06/30/25	10,389,000	10,295,393
Indonesia Government International Bonds
4.750%, 02/11/29	4,410,000	4,352,043
Israel Government AID Bonds
5.500%, 09/18/33	9,000,000	9,408,257
Israel Government International Bonds
5.500%, 03/12/34 (e)	3,000,000	2,926,830
Mexico Government International Bonds
4.500%, 04/22/29	4,650,000	4,430,325
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	2,740,000	2,668,335
Republic of Poland Government International Bonds
3.250%, 04/06/26	2,820,000	2,770,650
Total Foreign Government (Cost $46,670,578)		43,630,931

See accompanying notes to financial statements.
BHFTI-543

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024
Mortgage-Backed Securities—0.9%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 0.9%
Angel Oak Mortgage Trust
5.348%, 10/25/69 (144A) (f)	675,489	$670,962
BRAVO Residential Funding Trust
5.803%, 06/25/64 (144A) (f)	601,357	603,237
GCAT Trust
6.500%, 09/25/54 (144A) (a)	185,295	187,179
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (a)	907,660	920,521
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (a)	1,204,611	1,220,234
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,057,892	1,014,519
Total Mortgage-Backed Securities (Cost $4,641,171)		4,616,652

Short-Term Investments—0.6%
Repurchase Agreement—0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/24 at 3.250%, due on 01/02/25, with a maturity value of $3,095,403; collateralized by U.S. Treasury Note at 4.250%, maturing 12/31/26, with a market value of $3,156,766	3,094,844	3,094,844
Total Short-Term Investments (Cost $3,094,844)		3,094,844

Securities Lending Reinvestments (g)—0.5%
Repurchase Agreements—0.1%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/24 at 4.450%, due on 01/02/25 with a maturity value of $21,829; collateralized by various Common Stock with an aggregate market value of $24,301	21,824	21,824
BNP Paribas Financial Markets
Repurchase Agreement dated 12/31/24 at 4.420%, due on 01/02/25 with a maturity value of $100,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.125%, maturity dates ranging from 07/15/26 - 08/15/43, and an aggregate market value of $102,430	100,000	100,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/24 at 4.400%, due on 01/02/25 with a maturity value of $264,728; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/36 - 11/15/54, and an aggregate market value of $269,957	264,664	264,664
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 12/31/24 at 4.430%, due on 01/02/25 with a maturity value of $150,037; collateralized by U.S. Government Agency Obligation with rates ranging from 2.000% - 5.919%, maturity dates ranging from 12/25/44 - 01/25/55, and an aggregate market value of $153,038	150,000	150,000
		536,488

Security Description	Shares	Value

Mutual Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.360% (h)	500,000	$500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.340% (h)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.360% (h)	500,000	500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.420% (h)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.430% (h)	500,000	500,000
		2,500,000
Total Securities Lending Reinvestments (Cost $3,036,488)		3,036,488
Total Investments—104.4% (Cost $621,907,322)		556,588,301
Other assets and liabilities (net)—(4.4)%		(23,588,902)
Net Assets—100.0%		$532,999,399

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at December 31, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	Principal amount of security is adjusted for inflation.
(e)
All or a portion of the security was held on loan. As of December 31, 2024, the market value of securities loaned was $2,925,854 and the collateral received consisted of cash in the amount of $3,036,488. The cash collateral investments are disclosed in the Schedule of
Investments and categorized as Securities Lending Reinvestments. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Represents investment of cash collateral received from securities on loan as of December 31, 2024.
(h)	The rate shown represents the annualized seven-day yield as of December 31, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of 144A securities was
$12,188,794, which is 2.3% of net assets.

See accompanying notes to financial statements.
BHFTI-544

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$724,832,600	$6,838,201	$750 ,560,601	$2,811,740
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2024 were as follows:
Purchases	Sales
$546,762,345	$525,038,714
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Foreign Government	$(3,036,488)	$—	$—	$—	$(3,036,488)
Gross amount of recognized liabilities for securities lending transactions					$(3,036,488)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	03/20/25	367	USD	41,780,656	$(1,120,679)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	03/20/25	(387)	USD	(42,086,250)	540,137
Net Unrealized Depreciation					$(580,542)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$540,137	Unrealized depreciation on futures contracts (a)	$1,120,679

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$254,024
See accompanying notes to financial statements.
BHFTI-545

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of December 31, 2024

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(282,005)
For the year ended December 31, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$45,724,895
Futures contracts short	(51,000,390)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$502,209,386	$—	$502,209,386
Total Foreign Government*	—	43,630,931	—	43,630,931
Total Mortgage-Backed Securities*	—	4,616,652	—	4,616,652
Total Short-Term Investments*	—	3,094,844	—	3,094,844
Securities Lending Reinvestments
Repurchase Agreements	—	536,488	—	536,488
Mutual Funds	2,500,000	—	—	2,500,000
Total Securities Lending Reinvestments	2,500,000	536,488	—	3,036,488
Total Investments	$2,500,000	$554,088,301	$—	$556,588,301
Collateral for Securities Loaned (Liability)	$—	$(3,036,488)	$—	$(3,036,488)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$540,137	$—	$—	$540,137
Futures Contracts (Unrealized Depreciation)	(1,120,679)	—	—	(1,120,679)
Total Futures Contracts	$(580,542)	$—	$—	$(580,542)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:
Cost basis of investments	$623,059,027
Gross unrealized appreciation	381,160
Gross unrealized (depreciation)	(66,851,886)
Net unrealized appreciation (depreciation)	$(66,470,726)
See accompanying notes to financial statements.
BHFTI-546

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments at value (a) (b)	$556,588,301
Cash collateral for futures contracts	885,483
Receivable for:
TBA securities sold	1,577,250
Fund shares sold	7,454
Interest	2,258,407
Prepaid expenses	1,901
Total Assets	561,318,796
Liabilities
Collateral for securities loaned	3,036,488
Payable for:
TBA securities purchased	23,336,582
Fund shares redeemed	1,276,054
Variation margin on futures contracts	7,104
Accrued Expenses:
Management fees	188,281
Distribution and service fees	115,618
Deferred trustees’ fees	207,943
Other expenses	151,327
Total Liabilities	28,319,397
Net Assets	$532,999,399
Net Assets Consist of:
Paid in surplus	$693,826,265
Distributable earnings (Accumulated losses)	(160,826,866)
Net Assets	$532,999,399
Net Assets
Class B	$532,999,399
Capital Shares Outstanding*
Class B	59,911,781
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.90

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $621,907,322.
(b)	Includes securities loaned at value of $2,925,854.
Statement of Operations

Year Ended December 31, 2024
Investment Income
Interest	$20,101,687
Securities lending income	8,844
Total investment income	20,110,531
Expenses
Management fees	2,571,105
Administration fees	46,107
Custodian and accounting fees	107,624
Distribution and service fees—Class B	1,431,941
Audit and tax services	76,533
Legal	45,599
Trustees’ fees and expenses	74,205
Shareholder reporting	43,839
Insurance	5,252
Miscellaneous	20,865
Total expenses	4,423,070
Less management fee waiver	(244,697)
Net expenses	4,178,373
Net Investment Income	15,932,158
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(28,228,007)
Futures contracts	254,024
Net realized gain (loss)	(27,973,983)
Net change in unrealized appreciation (depreciation) on:
Investments	13,596,231
Futures contracts	(282,005)
Net change in unrealized appreciation (depreciation)	13,314,226
Net realized and unrealized gain (loss)	(14,659,757)
Net Increase (Decrease) in Net Assets From Operations	$1,272,401
See accompanying notes to financial statements.
BHFTI-547

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$15,932,158	$14,305,001
Net realized gain (loss)	(27,973,983)	(16,907,794)
Net change in unrealized appreciation (depreciation)	13,314,226	28,360,321
Increase (decrease) in net assets from operations	1,272,401	25,757,528
From Distributions to Shareholders
Class B	(17,286,324)	(16,529,526)
Total distributions	(17,286,324)	(16,529,526)
Increase (decrease) in net assets from capital share transactions	(50,478,196)	(58,653,616)
Total increase (decrease) in net assets	(66,492,119)	(49,425,614)
Net Assets
Beginning of period	599,491,518	648,917,132
End of period	$532,999,399	$599,491,518

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	5,221,669	$47,261,733	3,407,925	$30,813,337
Reinvestments	1,959,901	17,286,324	1,851,011	16,529,526
Redemptions	(12,732,000)	(115,026,253)	(11,850,883)	(105,996,479)
Net increase (decrease)	(5,550,430)	$(50,478,196)	(6,591,947)	$(58,653,616)
Increase (decrease) derived from capital shares transactions		$(50,478,196)		$(58,653,616)
See accompanying notes to financial statements.
BHFTI-548

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Financial Highlights
Selected per share data
	Class B
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.16	$9.01	$10.81	$11.27	$10.72
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.21	0.16	0.10	0.13
Net realized and unrealized gain (loss)	(0.23)	0.18	(1.74)	(0.32)	0.69
Total income (loss) from investment operations	0.02	0.39	(1.58)	(0.22)	0.82
Less Distributions
Distributions from net investment income	(0.28)	(0.24)	(0.22)	(0.24)	(0.27)
Total distributions	(0.28)	(0.24)	(0.22)	(0.24)	(0.27)
Net Asset Value, End of Period	$8.90	$9.16	$9.01	$10.81	$11.27
Total Return (%) (b)	0.22	4.39	(14.68)	(1.97)	7.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.76	0.74	0.73	0.72
Net ratio of expenses to average net assets (%) (c)	0.73	0.72	0.70	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	2.78	2.30	1.61	0.90	1.13
Portfolio turnover rate (%)	128 (d)	23 (d)	64 (d)	35 (d)	75 (d)
Net assets, end of period (in millions)	$533.0	$599.5	$648.9	$860.9	$1,013.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(d)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 34%, 20%, 36%, 30% and 57% for the years ended December 31, 2024,
2023, 2022, 2021, and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-549

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024
1.
Organization
Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act  of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (each a “Portfolio,” and collectively the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain Portfolios, as indicated in the table below (see also Note 6). Shares of the Portfolios are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser.
Shares of each class of a Portfolio represent an equal pro rata interest in a Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of a Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the net assets of each class relative to the net assets of a Portfolio. Each class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding class of shares.
The table below summarizes each Portfolio’s share classes registered and offered, diversification status, and subadviser, if applicable, as of December 31, 2024.
Portfolio	Classes Registered	Classes Offered	Diversified	Subadviser
AB Global Dynamic Allocation Portfolio	A, B, C, E	B	Yes	AllianceBernstein L.P.
AB International Bond Portfolio	A, B, C, E	A, B	Yes	AllianceBernstein L.P.
Allspring Mid Cap Value Portfolio	A, B, C, E	A, B	Yes	Allspring Global Investments, LLC
American Funds® Balanced Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
American Funds® Growth Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
American Funds® Growth Portfolio	A, B, C, E	C	Yes	N/A
American Funds® Moderate Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
BlackRock Global Tactical Strategies Portfolio	A, B, C, E	B	Yes	BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio	A, B, C, E	A, B	Yes	BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	A, B, C, E	A, B	Yes	N/A
Brighthouse Balanced Plus Portfolio	A, B, C, E	B	Yes	Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio	A, B, C, E	A, B	Yes	Delaware Investments Fund Advisers and Allspring Global Investments, LLC
Brighthouse/Artisan International Portfolio	A, B, C, E	A, B	Yes	Artisan Partners Limited Partnership
Brighthouse/Eaton Vance Floating Rate Portfolio	A, B, C, E	A, B	Yes	Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio	A, B	A, B	Yes	Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio	A, B, C, E	A, B	No	Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	A, B, C, E	A, B, E	Yes	Wellington Management Company LLP
CBRE Global Real Estate Portfolio	A, B, C, E	A, B, E	Yes	CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio	A, B, C, E	A, B, E	Yes	Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio	B	B	Yes	Invesco Advisers, Inc.
Invesco Comstock Portfolio	A, B, C, E	A, B	Yes	Invesco Advisers, Inc.
Invesco Global Equity Portfolio	A, B, C, E	A, B, E	Yes	Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	A, B, C, E	A, B, E	Yes	Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio	A, B, C, E	A, B	Yes	J.P. Morgan Investment Management, Inc.
JPMorgan Global Active Allocation Portfolio	A, B, C, E	B	Yes	J.P. Morgan Investment Management, Inc.
JPMorgan Small Cap Value Portfolio	A, B, C, E	A, B	Yes	J.P. Morgan Investment Management, Inc.
Loomis Sayles Global Allocation Portfolio	A, B, C, E	A, B	Yes	Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	A, B, C, E	A, B, E	Yes	Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio	A, B, C, E	B	Yes	MetLife Investment Management, LLC
MFS® Research International Portfolio	A, B, C, E	A, B, E	Yes	Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	A, B, C, E	A, B, E	Yes	Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio	B	B	No	PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	A, B, C, E	A, B, E	Yes	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	A, B, C, E	A, B, E	Yes	Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio	B	B	Yes	Schroder Investment Management North America Inc.
SSGA Emerging Markets Enhanced Index Portfolio	A, B, C, E	A, B	Yes	SSGA Funds Management, Inc.
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) *	A, B, C, E	A, B	Yes	SSGA Funds Management, Inc.
SSGA Growth and Income ETF Portfolio	A, B, C, E	A, B, E	Yes	SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	A, B, C, E	A, B, E	Yes	SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio	A, B, C, E	A, B, E	Yes	T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio	A, B, C, E	A, B, E	Yes	T. Rowe Price Associates, Inc.
TCW Core Fixed Income Portfolio	A, B, C, E	A, B	Yes	TCW Investment Management Company LLC
Victory Sycamore Mid Cap Value Portfolio	A, B, C, E	A, B, E	Yes	Victory Capital Management Inc.
BHFTI-550

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
Portfolio	Classes Registered	Classes Offered	Diversified	Subadviser
Western Asset Management Government Income Portfolio	A, B, C, E	B	Yes	Western Asset Management Company

*	Prior to August 19, 2024, abrdn Investments Limited was subadviser to the Portfolio and the name of the Portfolio was the Brighthouse/abrdn Emerging Markets Equity Portfolio.
The American Funds® Balanced Allocation, American Funds® Growth Allocation, and American Funds® Moderate Allocation Portfolios are designed on established principles of asset allocation to achieve a specific risk profile. The Portfolios will invest substantially all of their assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying American Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company, an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.
The American Funds® Growth Portfolio (the “Growth Portfolio”), a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds® Growth Fund (the “Master Fund”), a fund of the AFIS. The financial statements of the Master Fund should be read in conjunction with the Growth Portfolio's financial statements. As of December 31, 2024, the Growth Portfolio owned approximately 4.2% of the Master Fund.
The BlackRock Global Tactical Strategies Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchange-traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.
The Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation Portfolio”) operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying BIA Portfolio,” and, collectively, the “Underlying BIA Portfolios”).
The Brighthouse Balanced Plus Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Underlying BIA Portfolios and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures. The Adviser is responsible for managing the Base Portion of the Portfolio and has entered into a subadvisory agreement with Pacific Investment Management Company LLC for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.
The MetLife Multi-Index Targeted Risk Portfolio invests approximately 75% of its assets (the “Base Portion”) in other Underlying BIA Portfolios of the Brighthouse Funds Trust II and approximately 25% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures and interest rate swaps. The Adviser is responsible for managing the Base Portion of the Portfolio and has entered into a subadvisory agreement with MetLife Investment Management, LLC (“MIM”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.
The SSGA Growth and Income ETF and SSGA Growth ETF Portfolios were designed on established principles of asset allocation. The Portfolios will primarily invest their assets in Underlying ETFs, including, but not limited to, Standard and Poor’s Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., Schwab International Small-Cap Equity ETF, and Vanguard ETFs of the Vanguard® Index Funds.
2.
Consolidation of Subsidiaries
The AB Global Dynamic Allocation, BlackRock Global Tactical Strategies, Invesco Balanced-Risk Allocation, JPMorgan Global Active Allocation, PanAgora Global Diversified Risk, and Schroders Global Multi-Asset Portfolios may each invest a certain percentage of its assets in a wholly-owned and controlled subsidiary of such Portfolio that is organized under the laws of the Cayman Islands as an exempted company (each, a “Subsidiary,” and together, the “Subsidiaries”).
Portfolio	Subsidiary	Max Investment as a % of Total Net Assets	Amount Held at December 31, 2024	% of the Portfolio's Total Assets
AB Global Dynamic Allocation Portfolio	AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.	10.0	$24,588,515	1.3
BlackRock Global Tactical Strategies Portfolio	BlackRock Global Tactical Strategies Portfolio, Ltd.	6.0	180,339,033	5.6
Invesco Balanced-Risk Allocation Portfolio	Invesco Balanced-Risk Allocation Portfolio, Ltd.	25.0	176,579,937	23.9
JPMorgan Global Active Allocation Portfolio	JPMorgan Global Active Allocation Portfolio, Ltd.	10.0	28,155	less than 0.1
PanAgora Global Diversified Risk Portfolio	PanAgora Global Diversified Risk Portfolio II, Ltd.	25.0	223,071,781	18.0
Schroders Global Multi-Asset Portfolio	Schroders Global Multi-Asset Portfolio, Ltd.	10.0	153,075	less than 0.1
Each Portfolio invests in its respective Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiaries) of the Portfolios and included in each Portfolio’s annual
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income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.
Each Subsidiary invests primarily in commodity futures and/or swaps on commodity futures but may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolios, a Subsidiary may invest without limitation in commodity-linked derivatives. Each Portfolio and its respective Subsidiary will be subject to the applicable Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.
By investing in a Subsidiary, a Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Each Portfolio, however, wholly owns and controls its respective Subsidiary, and each Portfolio and its Subsidiary are both managed by the Portfolio’s subadviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of a Portfolio and/or its Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, the corresponding Portfolio’s shareholders would likely suffer decreased investment returns.
Each Portfolio’s Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights include the accounts of its respective Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for each Portfolio. The Subsidiaries each have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
3.
Significant Accounting Policies
The preparation of a Portfolio’s financial statements or consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements or consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements or consolidated financial statements, management has evaluated events and transactions subsequent to December 31, 2024, through the date the financial statements or consolidated financial statements were issued.
The Portfolios are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements or consolidated financial statements.
Investment Valuation and Fair Value Measurements - Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
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Debt securities, including corporate, convertible, and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds (including Underlying ETFs), rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Master Fund, Underlying American Portfolios, and Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”) and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that
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references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.
Investment Transactions and Related Investment Income - Each Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Capital gains distributions received from the Underlying American Portfolios and Underlying BIA Portfolios are recorded as net realized gain in the applicable Portfolio’s Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with each Portfolio’s understanding of the applicable countries’ tax rules and rates.
In consideration of recent decisions rendered by European courts, certain Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended December 31, 2024, the following Portfolios received EU tax reclaim payments that were not previously accrued for due to uncertainty of collectability.
Portfolio	Tax Reclaim Payments
AB Global Dynamic Allocation Portfolio	$97,495
CBRE Global Real Estate Portfolio	45,164
Harris Oakmark International Portfolio	129,920
JPMorgan Global Active Allocation Portfolio	52,724
MFS® Research International Portfolio	569
Schroders Global Multi-Asset Portfolio	49,580
Such amounts are included in dividends on the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations. No other amounts for additional EU tax reclaims are reflected in the financial statements or consolidated financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by a Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.
Dividends and Distributions to Shareholders - The Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain
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income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.
Income Taxes - It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. Each Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of December 31, 2024, no Portfolios had uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian will have a lien on the Portfolio’s assets to the extent of any overdraft. At December 31, 2024, the following Portfolios had a payment due to the Custodian pursuant to the foregoing arrangement.
Portfolio	Due to Custodian
BlackRock High Yield Portfolio	$973,262
Invesco Balanced-Risk Allocation Portfolio	365,145
PanAgora Global Diversified Risk Portfolio	250,851
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	160,603
Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated fair value and such inputs would be considered Level 2 in the fair value hierarchy at December 31, 2024. None of the Portfolios had significant average overdraft advances during the year ended December 31, 2024.
Each significant accounting policy described below does not necessarily apply to each Portfolio, unless otherwise noted. For more information on the investment practices in which a particular Portfolio may engage, please refer to the Portfolio’s prospectus.
High-Yield Debt Securities - Certain Portfolios may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A Portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a Portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.
Floating Rate Loans - Certain Portfolios may invest in loans arranged through private negotiation between one or more financial institutions. A Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.
A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participation in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.
A Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Unfunded Loan Commitments - Certain Portfolios may enter into certain credit agreements, all or a portion of which may be unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments. As of December 31, 2024, the BlackRock High Yield Portfolio, Brighthouse/Eaton Vance Floating Rate Portfolio and Loomis Sayles Global Allocation Portfolio had open unfunded loan commitments. At December 31, 2024, these Portfolios had sufficient cash and/or securities to cover these commitments.
Inflation-Indexed Bonds - Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at
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issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Stripped Securities - Certain Portfolios may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Portfolio may not fully recoup the initial investment in IOs.
Collateralized Obligations - Certain Portfolios may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
Mortgage-Related and Other Asset-Backed Securities - Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In one type of SMBS, one class receives all the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on a Portfolio’s Statement of Operations or Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by a Portfolio are included in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Certain Portfolios may invest a significant portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.
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Mortgage Dollar Rolls - Certain Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, a Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.
Mortgage dollar roll transactions involve the risk that the market value of the securities that a Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.
TBA Purchase and Forward Sale Commitments - Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of a Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.
When-Issued and Delayed-Delivery Securities - Certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Short Sales - Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, a Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.
Certain Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. In addition, when a Portfolio engages in short sales, a lender may request, or market conditions may dictate that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. No more than one third of a Portfolio’s net assets will be deposited as collateral for the obligation to replace securities borrowed to effect short sales.
Repurchase Agreements - Certain Portfolios may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which a Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolios’ policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it under the agreement.
Reverse Repurchase Agreements - Certain Portfolios may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, a Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolios retain effective control over the transferred security, therefore accounting for the transaction as a secured borrowing. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any
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reverse repurchase transaction, the MRA entitles the non-defaulting party to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it under the agreement. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
For the year ended December 31, 2024, the Brighthouse Balanced Plus Portfolio had an outstanding reverse repurchase agreement balance for 350 days. The average amount of borrowings was $68,020,369 and the annualized weighted average interest rate was 5.151% during the 350 day period.
For the year ended December 31, 2024, the PIMCO Total Return Portfolio had an outstanding reverse repurchase agreement balance for 358 days. The average amount of borrowings was $43,602,749 and the annualized weighted average interest rate was 5.283% during the 358 day period. There were no outstanding reverse repurchase agreements as of December 31, 2024.
Details on a Portfolio’s open reverse repurchase agreements, if any, are disclosed following the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Secured Borrowing Transactions - Certain Portfolios may enter into transactions consisting of a transfer of a security by a Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. These secured borrowing transactions are subject to a  Master Securities Forward Transaction Agreement ("MFSTA"). The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party.
For the year ended December 31, 2024, the Brighthouse Balanced Plus Portfolio had an outstanding secured borrowing transaction balance for 345 days. The average amount of borrowings was $42,317,173 and the annualized weighted average interest rate was 5.188% during the 345 day period.  At December 31, 2024 the amount of the Portfolio’s outstanding borrowings was $200,642,186.
For the year ended December 31, 2024, the PIMCO Inflation Protected Bond Portfolio had an outstanding secured borrowing transaction balance for 366 days. The average amount of borrowings was $86,087,936 and the annualized weighted average interest rate was 5.344% during the 366 day period.  At December 31, 2024 the amount of the Portfolio’s outstanding borrowings was $1,347,917,395.
For the year ended December 31, 2024, the PIMCO Total Return Portfolio had an outstanding secured borrowing transaction balance for 34 days. The average amount of borrowings was $18,329,008 and the annualized weighted average interest rate was 5.438% during the 34 day period. There were no outstanding borrowings as of December 31, 2024.
A detailed breakdown of a Portfolio’s open transactions accounted for as secured borrowings, if any, are disclosed following the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Securities Lending - Certain Portfolios may lend their portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.
The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on a Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The Portfolios retain effective control over the transferred securities, therefore accounting for the transaction as a secured borrowing. The market value of investments made with cash collateral received is disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments and the valuation techniques are described in this Note 3. The value of the securities on loan may change each
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business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.
Income received by a Portfolio in securities lending transactions during the year ended December 31, 2024 is reflected as securities lending income on the Portfolio's Statement of Operations or Consolidated Statement of Operations. The values of any securities loaned by a Portfolio and the related collateral at December 31, 2024 are disclosed in the Portfolio’s footnotes to the Schedule of Investments or Consolidated Schedule of Investments. The value of the related collateral received by each Portfolio exceeded the value of the Portfolio’s securities out on loan at December 31, 2024.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent a Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities. The Lending Agent shall indemnify each Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, certain Portfolios may direct certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to a Portfolio, if any, are shown separately as broker commission recapture on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Portfolio’s Financial Highlights for each share class.
4.
Investments in Derivative Instruments
Each derivative instrument described below does not necessarily apply to each Portfolio. For more information on the derivative instruments in which a particular Portfolio may enter into, please refer to the Portfolio’s prospectus.
Forward Foreign Currency Exchange Contracts - Certain Portfolios may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, a Portfolio agrees to buy or sell a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Portfolio's Statement of Operations or Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable or unwilling to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. A Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Futures Contracts - Certain Portfolios may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolios’ investments in futures were used for either hedging or investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Portfolio’s Statement of Operations or Consolidated Statement
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of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the futures contract or option may not correlate perfectly with changes in the value of the underlying asset. The exchange’s clearinghouse, as counterparty to all futures, guarantees the futures contracts against default.
Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiaries will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period or on a specified date. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.
Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class, or to enhance return. When the Portfolio owns the underlying instrument, writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument. Options can also be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.
The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option on an underlying instrument that a Portfolio owns is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.
Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.
The premium received by a Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.
The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-floor options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.
Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.
An option on exchange-traded futures contracts is an option contract in which the underlying instrument is a single futures contract.
Swap Agreements - Certain Portfolios may enter into swap agreements in which a Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered swap execution facility (“centrally cleared swaps”). A Portfolio may enter into swap agreements for the purposes of managing exposure to
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interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on a Portfolio’s Statement of Operations or Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/ depreciation on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. A Portfolio may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Portfolio’s Statement of Operations or Consolidated Statement of Operations.
Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolios may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the clearinghouse. A party to a cleared swap is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position.
Centrally Cleared Swaps:  Certain swaps are required to be (or are capable of being) cleared through a regulated clearinghouse. Since the Portfolios are not members of a clearinghouse and only members of a clearinghouse (“clearing members” or “clearing brokers”) can participate directly in the clearinghouse, the Portfolios hold cleared swaps through accounts at a clearing member. A Portfolio typically will be required to post margin required by the clearinghouse and/or its clearing member; the margin required by a clearinghouse and/or clearing member may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.
Credit Default Swaps:  A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying security comprising the relevant component of the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.
A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying security comprising the relevant component of the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the
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referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set  for the defaulted obligation.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the Portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2024, for which the Portfolio is the seller of protection, are disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.
Interest Rate Swaps:  A Portfolio may enter into interest rate swaps to manage its exposure to interest rates, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. A Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money market reference rates. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
Total Return Swaps:  A Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.
BHFTI-562

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
5.
Certain Risks
In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Portfolio. For a description of the principal risks associated with investing in a particular Portfolio, please refer to the Portfolio’s prospectus.
Market Risk: The value of securities held by a Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.
Foreign Investment Risk: The investments by a Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.
China Investment Risk:  Investments in China are subject to all of the risks described under “Foreign Investment Risk” above. In addition, U.S. or foreign government sanctions, restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments in Chinese issuers or causing the Portfolio to sell investments at disadvantageous times. For example, pursuant to Executive Order 14032 (issued on June 3, 2021), U.S. persons are prohibited from purchasing or investing in publicly-traded securities of companies designated to the “Non-SDN Chinese Military-Industrial Complex Companies List,” a list which can change from time to time (“Chinese Military Companies Sanctions”). The Chinese Military Companies Sanctions or other similar actions targeting investment in China could impair the market value of the Portfolio’s investments and limit the Portfolio’s ability to buy, sell, receive or deliver certain securities. As a result, the Portfolio may incur losses.
Commodities Risk: Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by factors including changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs, insufficient storage capacity, war and international economic, political and regulatory developments. Certain commodities (and related derivatives) are susceptible to negative prices due to factors such as supply surpluses caused by global events. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.
Credit and Counterparty Risk: A Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled, or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in a Portfolio’s financial statements or consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. A Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser or a Portfolio’s subadviser, as applicable, may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, a Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set  by the broker or exchange clearinghouse for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).
For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party.
BHFTI-563

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
The ISDA Master Agreement gives a Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Portfolio under derivative contracts, if any, will be reported separately in the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the right to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.
Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between a Portfolio and select counterparties. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearinghouse. A Portfolio’s clearing broker may also require additional initial margin. Clearinghouse-related initial margin is held by the clearinghouse and additional initial margin is held by the Portfolio’s clearing broker. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of or default by the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including bankruptcy or insolvency). Additionally, credit risk exists in cleared derivative transactions with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate, by account class, customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, for the relevant account class, potentially resulting in losses to the Portfolio. Variation margin, which accounts for changes in market value, is exchanged daily, but may not be netted between futures and cleared OTC derivatives.
Additional risks associated with each type of investment are described above within the respective security type notes. Each Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.
6.
Investment Management Fees and Other Transactions with Affiliates
Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolios. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to each of the Portfolios. For providing investment management services to the Portfolios, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:
Portfolio	Fees earned for the the year ended December 31, 2024	% per Annum	Average Daily Net Assets
AB Global Dynamic Allocation Portfolio	$15,813,429	0.700%	Of the first $250 million
		0.650%	Of the next $250 million
		0.625%	Of the next $500 million
		0.600%	On amounts in excess of $1 billion
AB International Bond Portfolio	2,654,673	0.520%	Of the first $500 million
		0.500%	On amounts in excess of $500 million
Allspring Mid Cap Value Portfolio	2,622,110	0.750%	Of the first $200 million
		0.700%	On amounts in excess of $200 million
American Funds® Balanced Allocation Portfolio	2,430,749	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
BHFTI-564

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
Portfolio	Fees earned for the the year ended December 31, 2024	% per Annum	Average Daily Net Assets
American Funds® Growth Allocation Portfolio	$1,820,340	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
American Funds® Moderate Allocation Portfolio	1,382,523	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
BlackRock Global Tactical Strategies Portfolio	26,659,571	0.800%	Of the first $100 million
		0.750%	Of the next $200 million
		0.700%	Of the next $300 million
		0.675%	Of the next $400 million
		0.650%	On amounts in excess of $1 billion
BlackRock High Yield Portfolio	5,773,491	0.600%	All Assets
Brighthouse Asset Allocation 100 Portfolio	1,239,193	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Balanced Plus Portfolio	14,626,818	0.725%	Of the first $250 million
(Overlay Sleeve)		0.700%	Of the next $500 million
		0.675%	Of the next $250 million
		0.650%	On amounts in excess of $1 billion
Brighthouse Balanced Plus Portfolio	2,887,667	0.100%	Of the first $500 million
(Base Sleeve)		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Small Cap Value Portfolio	6,562,271	0.750%	Of the first $1 billion
		0.700%	On amounts in excess of $1 billion
Brighthouse/Artisan International Portfolio	6,804,841	0.750%	All Assets
Brighthouse/Eaton Vance Floating Rate Portfolio	3,504,761	0.625%	Of the first $100 million
		0.600%	On amounts in excess of $100 million
Brighthouse/Franklin Low Duration Total Return Portfolio	3,590,330	0.520%	Of the first $100 million
		0.510%	Of the next $150 million
		0.500%	Of the next $250 million
		0.490%	Of the next $500 million
		0.470%	Of the next $500 million
		0.450%	On amounts in excess of $1.5 billion
Brighthouse/Templeton International Bond Portfolio	3,109,454	0.600%	All Assets
Brighthouse/Wellington Large Cap Research Portfolio	13,406,236	0.625%	Of the first $250 million
		0.600%	Of the next $250 million
		0.575%	Of the next $500 million
		0.550%	Of the next $1 billion
		0.500%	On amounts in excess of $2 billion
CBRE Global Real Estate Portfolio	5,973,112	0.700%	Of the first $200 million
		0.650%	Of the next $550 million
		0.550%	On amounts in excess of $750 million
Harris Oakmark International Portfolio	16,945,882	0.850%	Of the first $100 million
		0.800%	Of the next $900 million
		0.750%	On amounts in excess of $1 billion
Invesco Balanced-Risk Allocation Portfolio	6,850,641	0.675%	Of the first $250 million
		0.650%	Of the next $500 million
		0.625%	Of the next $250 million
		0.600%	On amounts in excess of $1 billion
Invesco Comstock Portfolio	11,162,055	0.650%	Of the first $500 million
		0.600%	Of the next $500 million
		0.525%	On amounts in excess of $1 billion
Invesco Global Equity Portfolio	7,763,144	0.700%	Of the first $100 million
		0.680%	Of the next $150 million
		0.670%	Of the next $250 million
		0.660%	Of the next $250 million
		0.650%	On amounts in excess of $750 million
Invesco Small Cap Growth Portfolio	7,895,824	0.880%	Of the first $500 million
		0.830%	On amounts in excess of $500 million
JPMorgan Core Bond Portfolio	7,305,421	0.550%	All Assets
BHFTI-565

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
Portfolio	Fees earned for the the year ended December 31, 2024	% per Annum	Average Daily Net Assets
JPMorgan Global Active Allocation Portfolio	$10,417,989	0.800%	Of the first $250 million
		0.750%	Of the next $250 million
		0.720%	Of the next $250 million
		0.700%	On amounts in excess of $750 million
JPMorgan Small Cap Value Portfolio	2,868,524	0.800%	Of the first $100 million
		0.775%	Of the next $400 million
		0.750%	Of the next $500 million
		0.725%	On amounts in excess of $1 billion
Loomis Sayles Global Allocation Portfolio	2,707,343	0.700%	Of the first $500 million
		0.650%	Of the next $500 million
		0.600%	On amounts in excess of $1 billion
Loomis Sayles Growth Portfolio	17,324,530	0.650%	Of the first $500 million
		0.600%	Of the next $500 million
		0.550%	Of the next $1 billion
		0.500%	On amounts in excess of $2 billion
MetLife Multi-Index Targeted Risk Portfolio	2,127,340	0.500%	Of the first $250 million
(Overlay Sleeve)		0.485%	Of the next $250 million
		0.470%	Of the next $500 million
		0.450%	On amounts in excess of $1 billion
MetLife Multi-Index Targeted Risk Portfolio	796,331	0.070%	Of the first $500 million
(Base Sleeve)		0.060%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
MFS® Research International Portfolio	10,610,012	0.800%	Of the first $200 million
		0.750%	Of the next $300 million
		0.700%	Of the next $500 million
		0.650%	On amounts in excess of $1 billion
Morgan Stanley Discovery Portfolio	7,239,334	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.625%	On amounts in excess of $500 million
PanAgora Global Diversified Risk Portfolio	11,434,580	0.675%	Of the first $250 million
		0.650%	Of the next $500 million
		0.625%	Of the next $250 million
		0.600%	On amounts in excess of $1 billion
PIMCO Inflation Protected Bond Portfolio	7,897,454	0.500%	Of the first $1.2 billion
		0.450%	On amounts in excess of $1.2 billion
PIMCO Total Return Portfolio	18,697,211	0.500%	Of the first $1.2 billion
		0.475%	On amounts in excess of $1.2 billion
Schroders Global Multi-Asset Portfolio	6,529,795	0.680%	Of the first $100 million
		0.660%	Of the next $150 million
		0.640%	Of the next $500 million
		0.620%	Of the next $750 million
		0.600%	On amounts in excess of $1.5 billion
SSGA Emerging Markets Enhanced Index Portfolio	2,066,047	0.550%	Of the first $250 million
		0.500%	Of the next $250 million
		0.450%	On amounts in excess of $500 million
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	7,885,183	1.050%	Of the first $250 million
		1.000%	Of the next $250 million
		0.850%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
SSGA Growth and Income ETF Portfolio	5,335,055	0.330%	Of the first $500 million
		0.300%	On amounts in excess of $500 million
SSGA Growth ETF Portfolio	2,390,331	0.330%	Of the first $500 million
		0.300%	On amounts in excess of $500 million
T. Rowe Price Large Cap Value Portfolio (a)	15,189,549	0.570%	All Assets
T. Rowe Price Mid Cap Growth Portfolio	9,727,514	0.750%	All Assets
TCW Core Fixed Income Portfolio	7,825,622	0.550%	All Assets
Victory Sycamore Mid Cap Value Portfolio	6,188,665	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.625%	On amounts in excess of $500 million
BHFTI-566

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
Portfolio	Fees earned for the the year ended December 31, 2024	% per Annum	Average Daily Net Assets
Western Asset Management Government Income Portfolio	$2,571,105	0.520%	Of the first $100 million
		0.440%	Of the next $400 million
		0.400%	On amounts in excess of $500 million

(a)	Fee schedule applies provided the Portfolio's average daily net assets exceed $1 billion. If assets fall below that level, a different fee schedule will apply.
With respect to the American Funds Growth Portfolio, the Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the American Funds Growth Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the American Funds Growth Portfolio will invest and monitors the Master Fund investment program. The Adviser currently receives no compensation for its services to the American Funds Growth Portfolio. In the event that the American Funds Growth Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at the annual rate of 0.750% of average daily net assets.
Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain of the Portfolios. The subadvisers are compensated by Brighthouse Investment Advisers to provide subadvisory services for the applicable Portfolios. See  Note 1 for a list of each Portfolio’s respective subadviser.
For providing subadvisory services to the Metlife Multi-Index Targeted Risk Portfolio, the Adviser has agreed to pay MIM an investment subadvisory fee based upon annual rates applied to the Overlay Portion of the Portfolio’s average daily net assets as follows:
Portfolio	Fees earned for the year ended December 31, 2024	% per Annum	Average Daily Net Assets
MetLife Multi-Index Targeted Risk Portfolio (a)	$807,513	0.200%	Of the first $250 million
		0.185%	Of the next $250 million
		0.150%	Of the next $500 million
		0.140%	On amounts in excess of $1 billion

(a)
Prior to December 1, 2024, the fees for the Overlay Portion of the MetLife Multi-Index Targeted Risk Portfolio were at the annual rate of 0.200% of the first $250 million, 0.185% of the next
$250 million, 0.170% of the next $500 million, and 0.150% on amounts in excess of $1 billion.

Management Fee Waiver - Pursuant to management fee waiver agreements, the Adviser has agreed, for the period May 1, 2024 to April 30, 2025, to reduce its advisory fees set  out above under “Investment Management Agreement” for each class of certain Portfolios as follows:
Portfolio	Fees waived for the the year ended December 31, 2024	% per Annum Reduction	Average Daily Net Assets
AB Global Dynamic Allocation Portfolio	$238,635	0.025%	$500 million to $1 billion
		0.020%	$2 billion to $3.5 billion
		0.030%	$3.5 billion to $5 billion
		0.040%	On amounts in excess of $5 billion
AB International Bond Portfolio	0	0.020%	$1 billion to $1.5 billion
		0.040%	On amounts in excess of $1.5 billion
Allspring Mid Cap Value Portfolio	242,651	0.050%	Of the first $50 million
		0.075%	Of the next $50 million
		0.100%	Of the next $100 million
		0.050%	Of the next $300 million
		0.100%	On amounts in excess of $500 million
BlackRock Global Tactical Strategies Portfolio	2,809,650	0.180%	Of the first $100 million
		0.130%	Of the next $200 million
		0.080%	Of the next $300 million
		0.055%	Of the next $400 million
		0.030%	Of the next $500 million
		0.050%	Of the next $1.5 billion
		0.100%	Of the next $2 billion
		0.130%	On amounts in excess of $5 billion
BlackRock High Yield Portfolio	231,124	0.050%	On amounts in excess of $500 million
BHFTI-567

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
Portfolio	Fees waived for the the year ended December 31, 2024	% per Annum Reduction	Average Daily Net Assets
Brighthouse Balanced Plus Portfolio	$250,000	0.050%	Of the first $250 million
(Overlay Sleeve)		0.025%	$250 million to $750 million
		0.025%	$2.5 billion to $5 billion
		0.050%	On amounts in excess of $5 billion
Brighthouse Small Cap Value Portfolio	93,742	0.025%	$500 million to $1 billion
		0.050%	On amounts in excess of $1 billion
Brighthouse/Artisan International Portfolio	78,656	0.050%	On amounts in excess of $750 million
Brighthouse/Eaton Vance Floating Rate Portfolio	15,992	0.020%	On amounts in excess of $500 million
Brighthouse/Franklin Low Duration Total Return Portfolio	433,836	0.040%	Of the first $100 million
		0.030%	Of the next $50 million
		0.060%	Of the next $100 million
		0.050%	Of the next $250 million
		0.090%	Of the next $1 billion
		0.070%	On amounts in excess of $1.5 billion
Brighthouse/Templeton International Bond Portfolio	0	0.020%	On amounts in excess of $1 billion
Brighthouse/Wellington Large Cap Research Portfolio	982,187	0.070%	Of the first $250 million
		0.045%	Of the next $1.75 billion
		0.005%	On amounts in excess of $2 billion
CBRE Global Real Estate Portfolio	349,998	0.050%	Of the first $200 million
		0.050%	$250 million to $750 million
		0.050%	On amounts in excess of $1 billion
Harris Oakmark International Portfolio	2,014,588	0.250%	Of the first $50 million
		0.200%	Of the next $50 million
		0.100%	Of the next $900 million
		0.075%	On amounts in excess of $1 billion
Invesco Comstock Portfolio	671,575	0.050%	Of the first $250 million
		0.025%	Of the next $250 million
		0.050%	Of the next $500 million
		0.025%	Of the next $1 billion
		0.050%	On amounts in excess of $2 billion
Invesco Global Equity Portfolio	1,558,629	0.110%	Of the first $100 million
		0.140%	Of the next $150 million
		0.130%	Of the next $50 million
		0.160%	Of the next $50 million
		0.140%	Of the next $150 million
		0.130%	Of the next $100 million
		0.140%	Of the next $150 million
		0.130%	On amounts in excess of $750 million
Invesco Small Cap Growth Portfolio	710,592	0.100%	Of the first $500 million
		0.050%	Of the next $500 million
		0.100%	On amounts in excess of $1 billion
JPMorgan Core Bond Portfolio	1,859,562	0.140%	All Assets
JPMorgan Global Active Allocation Portfolio	888,785	0.125%	Of the first $250 million
		0.075%	Of the next $250 million
		0.045%	Of the next $250 million
		0.025%	Of the next $250 million
		0.050%	Of the next $2 billion
		0.075%	Of the next $2 billion
		0.100%	On amounts in excess of $5 billion
JPMorgan Small Cap Value Portfolio	366,906	0.075%	Of the first $50 million
		0.125%	Of the next $50 million
		0.100%	Of the next $400 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Loomis Sayles Global Allocation Portfolio	50,000	0.020%	Of the first $250 million
		0.025%	$500 million to $1 billion
		0.050%	On amounts in excess of $1.5 billion
Loomis Sayles Growth Portfolio (a)	684,182	0.117%	Of the first $500 million
		0.067%	Of the next $500 million
		0.017%	Of the next $1 billion
		(0.033)%	Of the next $1.645 billion
		0.015%	On amounts in excess of $3.645 billion
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Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
Portfolio	Fees waived for the the year ended December 31, 2024	% per Annum Reduction	Average Daily Net Assets
MetLife Multi-Index Targeted Risk Portfolio (b)	$12,431	0.020%	$500 million to $1 billion
(Overlay Sleeve)		0.010%	On amounts in excess of $1 billion
MFS® Research International Portfolio	1,675,847	0.205%	Of the first $200 million
		0.155%	Of the next $300 million
		0.105%	Of the next $500 million
		0.055%	Of the next $1.5 billion
		0.075%	On amounts in excess of $2.5 billion
Morgan Stanley Discovery Portfolio	236,147	0.050%	Of the first $200 million
		0.050%	On amounts in excess of $850 million
PanAgora Global Diversified Risk Portfolio	285,941	0.025%	Of the first $250 million
		0.010%	Of the next $500 million
		(0.005)%	Of the next $250 million
		0.010%	Of the next $500 million
		0.040%	On amounts in excess of $1.5 billion
PIMCO Inflation Protected Bond Portfolio	0	0.025%	On amounts in excess of $2 billion
PIMCO Total Return Portfolio	936,548	0.025%	$1 billion to $3 billion
		0.050%	On amounts in excess of $3 billion
Schroders Global Multi-Asset Portfolio	180,638	0.025%	Of the first $100 million
		0.005%	Of the next $100 million
		0.015%	Of the next $550 million
		0.025%	Of the next $500 million
		0.040%	Of the next $250 million
		0.020%	Of the next $250 million
		0.050%	On amounts in excess of $1.75 billion
SSGA Emerging Markets Enhanced Index Portfolio (c)	31,219	0.025%	Of the first $250 million
		0.015%	Of the next $250 million
		0.025%	Of the next $250 million
		0.055%	On amount in excess of $750 million
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (d)	1,956,907	0.525%	Of the first $250 million
		0.515%	Of the next $250 million
		0.425%	Of the next $250 million
		0.455%	Of the next $250 million
		0.355%	On amounts in excess of $1 billion
T. Rowe Price Large Cap Value Portfolio	1,465,659	0.055%	All Assets
T. Rowe Price Mid Cap Growth Portfolio	972,751	0.075%	All Assets
TCW Core Fixed Income Portfolio	1,734,261	0.070%	Of the first $500 million
		0.150%	Of the next $1.5 billion
		0.200%	On amounts in excess of $2 billion
Victory Sycamore Mid Cap Value Portfolio	876,058	0.110%	Of the first $200 million
		0.080%	Of the next $200 million
		0.110%	Of the next $100 million
		0.085%	On amounts in excess of $500 million
Western Asset Management Government Income Portfolio	60,000	0.015%	$100 million to $500 million
		0.010%	$1 billion to $2 billion
		0.030%	On amounts in excess of $2 billion

(a)
An identical expense agreement was in place for the period February 1, 2024 through April 30, 2024. Prior to February 1, 2024, the Adviser had agreed, for the period May 1, 2023 to January 31, 2024, to reduce its advisory fees for each class of the Loomis Sayles Growth Portfolio at the annual rate of 0.102% of the first $500 million, 0.052% for the next $500 million, 0.002% for the next $1 billion, and (0.048)% on amounts between $2 billion and $3.645 billion.

(b)	The waiver agreement became effective December 1, 2024. Prior to that date, there were no fee waivers in place for the Portfolio.
(c)	The waiver agreement became effective August 19, 2024. Prior to that date, there were no fee waivers in place for the Portfolio.
(d)
Prior to August 19, 2024, the Adviser had agreed, for the period May 1, 2024 to August 18, 2024, to reduce its advisory fees for each class of the SSGA Emerging Markets Enhanced Index Portfolio II at
the annual rate of 0.100% on all assets. An identical agreement was in place during the period prior to May 1, 2024.

Except as footnoted above, identical agreements were in place during the period prior to May 1, 2024. Amounts waived for the year ended December 31, 2024 are included in the amount shown as a management fee waiver in the Portfolios’ Statement of Operations or Consolidated Statement of Operations.
For the Brighthouse/Franklin Low Duration Total Return Portfolio, for the period May 1, 2024 to April 30, 2025, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Portfolio and (b) the subadvisory fee
BHFTI-569

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Portfolio and those of the Brighthouse/Templeton International Bond Portfolio, also subadvised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2024. $149,778 was waived for the year ended December 31, 2024 and is included in the amount shown as a management fee waiver in the Portfolio's Statement of Operations.
For the SSGA Emerging Markets Enhanced Index Portfolio and SSGA Emerging Markets Enhanced Index Portfolio II (the “SSGA Portfolios”), for the period August 19, 2024 to April 30, 2025, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fees payable by the Adviser to the Subadviser calculated based solely on the assets of the two SSGA Portfolios individually and (b) the aggregate subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the SSGA Portfolios. $91,979 and $76,887 was waived for the SSGA Emerging Markets Enhanced Index Portfolio and SSGA Emerging Markets Enhanced Index Portfolio II, respectively during the year ended December 31, 2024 and is included in the amount shown as a management fee waiver in the Portfolios' Statement of Operations.
Additionally, for the Western Asset Management Government Income Portfolio (the “Western Government Portfolio”), for the period May 1, 2024 to April 30, 2025, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Western Government Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Western Government Portfolio and those of Western Asset Management U.S. Government Portfolio, a series of Brighthouse Funds Trust II also advised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2024. $184,697 was waived for the year ended December 31, 2024 and is included in the amount shown as a management fee waiver in the Western Government Portfolio’s Statement of Operations.
Invesco Advisers, Inc., the subadviser to the Invesco Balanced-Risk Allocation Portfolio (the "IBRA Portfolio"), has agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it receives as a result of any investment by the IBRA Portfolio in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the subadviser or any of its affiliates serves as investment adviser. The Adviser has agreed to waive a portion of the management fee related to the subadviser’s waiving of its subadvisory fee on funds where the subadviser or any of its affiliates serves as investment adviser. $60,638 was waived for the year ended December 31, 2024 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.
Certain subadvisers have voluntarily agreed to waive a portion of their subadvisory fees payable by the Adviser to the subadviser for managing the Portfolios. The Adviser has agreed to reduce its advisory fees to reflect a portion of the amount waived by the subadvisers for managing the Portfolios pursuant to these voluntary subadvisory fee waivers. Fees waived in the aggregate for the year ended December 31, 2024 are disclosed in the table below and are included in the total amount shown as a management fee waiver in the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations.
Portfolio	Fees voluntarily waived for the year ended December 31, 2024
Brighthouse/Wellington Large Cap Research Portfolio	$722,579
Invesco Balanced-Risk Allocation Portfolio	84,775
Invesco Comstock Portfolio	128,866
Invesco Global Equity Portfolio	64,960
Invesco Small Cap Growth Portfolio	106,239
PIMCO Inflation Protected Bond Portfolio	153,018
PIMCO Total Return Portfolio	328,127
T. Rowe Price Large Cap Value Portfolio	521,156
T. Rowe Price Mid Cap Growth Portfolio	440,013
Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.
Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.
Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of
BHFTI-570

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by each Portfolio for the year ended December 31, 2024 are shown as Distribution and service fees in the Portfolio's Statement of Operations or Consolidated Statement of Operations.
Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain Portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in each Portfolio's Statement of Operations or Consolidated Statement of Operations. The portion of the accrued obligations allocated to each Portfolio under the Plan is reflected as Deferred trustees’ fees in each Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
Affiliated Broker – During the year ended December 31, 2024 the following Portfolios paid brokerage commissions to affiliated brokers/dealers:
Portfolio	Affiliate	Commision
Invesco Comstock Portfolio	Invesco Capital Markets, Inc.	$55,672
Invesco Global Equity Portfolio	Invesco Capital Markets, Inc.	2,848
Invesco Small Cap Growth Portfolio	Invesco Capital Markets, Inc.	68,349
Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Portfolios, agreed to reimburse the AB Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio and Schroders Global Multi-Asset Portfolio for trading costs incurred as a direct result of MetLife shareholder activity. The reimbursement amounts are reflected as a receivable - due from affiliate on each Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The reimbursement amounts had no impact on each Portfolio's total return for the year.
7.
Contractual Obligations
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
8.
 Commitments and Contingent Liabilities
A Portfolio may enter into commitments, or agreements, to acquire an investment at a future date (subject to certain conditions) in connection with a potential public or non-public offering. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval, and may obligate the Portfolio to make future cash payments. At December 31, 2024, the PIMCO Total Return Portfolio had an outstanding commitment of $868,600 to purchase a corporate bond issued by Thames Water Utilities Finance PLC in the par amount of GBP 719,000. Unrealized appreciation (depreciation) on any commitments outstanding at December 31, 2024 is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments.
BHFTI-571

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
9.
Income Tax Information
The tax character of distributions paid for the years ended  December 31, 2024, and December 31, 2023 for each Portfolio, as applicable, were as follows:
	Year Ended December 31, 2024			Year Ended December 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
AB Global Dynamic Allocation Portfolio	$33,463,713	$—	$—	$76,904,860	$—	$—
AB International Bond Portfolio	17,717,739	—	—	28,386,236	—	—
Allspring Mid Cap Value Portfolio	5,165,993	21,838,044	—	5,890,752	47,983,492	—
American Funds® Balanced Allocation Portfolio	67,753,123	132,755,623	—	90,852,619	295,693,591	—
American Funds® Growth Allocation Portfolio	34,451,170	114,105,253	—	55,845,873	278,046,558	—
American Funds® Growth Portfolio	460,300	135,941,948	—	23,953,621	209,747,730	—
American Funds® Moderate Allocation Portfolio	42,795,408	49,345,960	—	52,762,827	119,874,006	—
BlackRock Global Tactical Strategies Portfolio	61,692,430	—	—	136,026,847	—	—
BlackRock High Yield Portfolio	58,095,779	—	—	48,653,085	—	—
Brighthouse Asset Allocation 100 Portfolio	16,997,989	63,661,470	—	45,092,733	239,070,545	—
Brighthouse Balanced Plus Portfolio	179,265,176	—	—	249,923,152	—	—
Brighthouse Small Cap Value Portfolio	13,264,296	56,669,367	—	10,636,218	76,881,298	—
Brighthouse/Artisan International Portfolio	10,254,251	—	—	16,022,943	—	—
Brighthouse/Eaton Vance Floating Rate Portfolio	50,675,843	—	—	33,659,516	—	—
Brighthouse/Franklin Low Duration Total Return Portfolio	29,513,731	—	—	26,932,001	—	—
Brighthouse/Wellington Large Cap Research Portfolio	20,769,208	154,393,888	—	17,482,040	116,835,512	—
CBRE Global Real Estate Portfolio	33,838,113	—	—	25,130,960	—	—
Harris Oakmark International Portfolio	49,674,804	—	—	47,397,834	—	—
Invesco Balanced-Risk Allocation Portfolio	16,204,335	—	—	38,243,418	—	—
Invesco Comstock Portfolio	37,363,435	162,532,146	—	45,931,533	321,707,653	—
Invesco Global Equity Portfolio	2,479,649	100,523,357	—	3,311,196	62,640,804	—
JPMorgan Core Bond Portfolio	45,132,204	—	—	39,568,429	—	—
JPMorgan Global Active Allocation Portfolio	13,275,875	—	—	25,546,439	—	—
JPMorgan Small Cap Value Portfolio	6,302,352	—	—	5,275,310	32,255,719	—
Loomis Sayles Global Allocation Portfolio	3,550,363	18,425,308	—	—	14,674,929	—
Loomis Sayles Growth Portfolio	—	246,240,121	—	6,499,348	163,091,919	—
MetLife Multi-Index Targeted Risk Portfolio	29,740,090	—	—	29,237,376	—	—
MFS® Research International Portfolio	28,290,728	36,210,745	—	24,281,862	28,480,926	—
PanAgora Global Diversified Risk Portfolio	6,897,695	—	—	157,861,867	—	—
PIMCO Inflation Protected Bond Portfolio	—	—	—	38,628,595	—	296,997
PIMCO Total Return Portfolio	115,432,742	—	—	117,206,320	—	—
Schroders Global Multi-Asset Portfolio	18,384,023	—	—	19,813,877	—	—
SSGA Emerging Markets Enhanced Index Portfolio	13,241,870	—	—	12,066,955	—	—
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	12,971,476	—	—	10,168,586	—	—
SSGA Growth and Income ETF Portfolio	40,894,664	—	—	39,930,208	—	—
SSGA Growth ETF Portfolio	15,261,274	—	—	13,683,188	38,065,373	—
T. Rowe Price Large Cap Value Portfolio	86,149,757	91,185,206	—	51,885,316	378,560,662	—
T. Rowe Price Mid Cap Growth Portfolio	4,728,495	131,404,291	—	—	71,202,695	—
TCW Core Fixed Income Portfolio	60,038,455	—	—	45,794,391	—	—
Victory Sycamore Mid Cap Value Portfolio	12,648,840	59,146,113	—	14,323,240	106,649,024	—
Western Asset Management Government Income Portfolio	17,286,324	—	—	16,529,526	—	—
As of December 31, 2024, the components of distributable earnings (accumulated losses) on a federal income tax basis for each Portfolio were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
AB Global Dynamic Allocation Portfolio	$55,234,136	$228,653,927	$200,467,529	$—
AB International Bond Portfolio	38,294,453	—	(26,776,128)	(136,540,072)
Allspring Mid Cap Value Portfolio	5,953,677	48,949,700	61,858,022	—
American Funds® Balanced Allocation Portfolio	73,054,303	237,974,637	240,305,901	—
American Funds® Growth Allocation Portfolio	33,029,265	201,362,032	370,129,373	—
BHFTI-572

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
American Funds® Growth Portfolio	$708,852	$176,701,658	$586,369,659	$—
American Funds® Moderate Allocation Portfolio	46,121,451	89,132,866	5,907,664	—
BlackRock Global Tactical Strategies Portfolio	39,705,648	333,997,923	(76,064,750)	—
BlackRock High Yield Portfolio	66,701,433	—	3,480,759	(85,238,775)
Brighthouse Asset Allocation 100 Portfolio	20,758,229	74,423,377	83,351,185	—
Brighthouse Balanced Plus Portfolio	189,878,008	—	(661,768,219)	(550,784,835)
Brighthouse Small Cap Value Portfolio	17,089,366	101,790,318	147,350,482	—
Brighthouse/Artisan International Portfolio	32,626,329	113,658,015	43,512,094	—
Brighthouse/Eaton Vance Floating Rate Portfolio	47,224,982	—	(9,573,698)	(65,218,026)
Brighthouse/Franklin Low Duration Total Return Portfolio	29,698,824	—	(12,093,495)	(157,026,974)
Brighthouse/Templeton International Bond Portfolio	—	—	(62,526,448)	(109,858,031)
Brighthouse/Wellington Large Cap Research Portfolio	56,499,787	380,485,191	445,558,304	—
CBRE Global Real Estate Portfolio	25,385,768	—	16,175,648	(30,811,215)
Harris Oakmark International Portfolio	46,055,086	69,916,813	(152,887,977)	—
Invesco Balanced-Risk Allocation Portfolio	41,828,902	—	(892,564)	(110,642,455)
Invesco Comstock Portfolio	39,405,166	226,493,993	445,769,422	—
Invesco Global Equity Portfolio	1,108,242	168,738,302	540,424,632	—
Invesco Small Cap Growth Portfolio	—	—	187,154,111	(10,089,630)
JPMorgan Core Bond Portfolio	49,316,347	—	(128,601,616)	(120,357,467)
JPMorgan Global Active Allocation Portfolio	31,987,930	—	51,838,952	(46,260,992)
JPMorgan Small Cap Value Portfolio	7,100,883	30,615,127	33,872,395	—
Loomis Sayles Global Allocation Portfolio	3,727,178	29,466,487	71,071,748	—
Loomis Sayles Growth Portfolio	—	419,761,188	1,405,225,220	—
MetLife Multi-Index Targeted Risk Portfolio	35,001,921	—	(128,461,175)	(86,345,781)
MFS® Research International Portfolio	26,115,170	79,743,495	219,404,937	—
Morgan Stanley Discovery Portfolio	—	—	148,035,656	(720,171,001)
PanAgora Global Diversified Risk Portfolio	126,298,894	—	(53,093,146)	(754,275,199)
PIMCO Inflation Protected Bond Portfolio	26,152,331	—	(278,677,477)	—
PIMCO Total Return Portfolio	202,016,649	—	(368,616,360)	(497,146,079)
Schroders Global Multi-Asset Portfolio	8,527,233	30,550,289	45,801,282	—
SSGA Emerging Markets Enhanced Index Portfolio	9,870,172	—	11,865,489	(9,963,733)
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	6,388,662	—	(40,365,991)	(719,451)
SSGA Growth and Income ETF Portfolio	67,893,559	22,151,320	119,256,179	—
SSGA Growth ETF Portfolio	26,408,964	36,688,701	71,028,170	—
T. Rowe Price Large Cap Value Portfolio	48,970,415	232,982,717	372,736,444	—
T. Rowe Price Mid Cap Growth Portfolio	—	190,713,665	291,522,977	—
TCW Core Fixed Income Portfolio	58,525,493	—	(61,552,755)	(260,554,020)
Victory Sycamore Mid Cap Value Portfolio	21,041,003	96,711,631	101,947,629	—
Western Asset Management Government Income Portfolio	17,380,411	—	(66,470,726)	(111,528,607)
The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.
BHFTI-573

Brighthouse Funds Trust I
Notes to Financial Statements — December 31, 2024— (Continued)
The accumulated capital losses carried forward as of December 31, 2024 and prior years accumulated capital losses utilized for each Portfolio, as applicable, were as follows:
	Accumulated Losses Carried Forward		Accumulated Losses Utilized
Portfolio	Short-Term	Long-Term	Short-Term	Long-Term
AB Global Dynamic Allocation Portfolio	$—	$—	$49,073,438	$—
AB International Bond Portfolio	27,519,708	109,020,364	—	—
BlackRock Global Tactical Strategies Portfolio	—	—	153,296,417	—
BlackRock High Yield Portfolio	—	85,238,775	—	—
Brighthouse Balanced Plus Portfolio	182,151,308	368,633,527	—	—
Brighthouse/Artisan International Portfolio	—	—	7,565,314	—
Brighthouse/Eaton Vance Floating Rate Portfolio	309,520	64,908,506	—	—
Brighthouse/Franklin Low Duration Total Return Portfolio	32,443,403	124,583,571	—	—
Brighthouse/Templeton International Bond Portfolio	4,970,372	104,887,659	—	—
CBRE Global Real Estate Portfolio	17,907,957	12,903,258	8,753,409	6,968,884
Harris Oakmark International Portfolio	—	—	34,041,070	47,807,983
Invesco Balanced-Risk Allocation Portfolio	20,727,332	89,915,123	5,262,872	—
Invesco Small Cap Growth Portfolio	10,089,630	—	107,713,124	—
JPMorgan Core Bond Portfolio	8,317,126	112,040,341	—	—
JPMorgan Global Active Allocation Portfolio	46,260,992	—	83,430,685	—
JPMorgan Small Cap Value Portfolio	—	—	9,931,875	5,589,512
MetLife Multi-Index Targeted Risk Portfolio	86,345,781	—	35,028,462	—
Morgan Stanley Discovery Portfolio	228,285,626	491,885,375	47,564,355	162,891,433
PanAgora Global Diversified Risk Portfolio	314,874,282	439,400,917	—	—
PIMCO Total Return Portfolio	233,195,796	263,950,283	—	—
Schroders Global Multi-Asset Portfolio	—	—	72,429,326	—
SSGA Emerging Markets Enhanced Index Portfolio	9,963,733	—	—	14,891,098
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	719,451	—	30,792,276	4,462,018
SSGA Growth and Income ETF Portfolio	—	—	5,200,425	51,853,981
SSGA Growth ETF Portfolio	—	—	—	572,513
TCW Core Fixed Income Portfolio	174,813,036	85,740,984	—	—
Western Asset Management Government Income Portfolio	16,978,957	94,549,650	—	—
10.
Plan of Reorganization
At a meeting held on November 21, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) providing for the SSGA Emerging Markets Enhanced Index Portfolio’s (the "SSGA Portfolio") acquisition of all the assets and assumption of all liabilities of the SSGA Emerging Markets Enhanced Index Portfolio II (the “SSGA Portfolio II”), a series of the Trust, in exchange for shares of the SSGA Portfolio. The reorganization is subject to certain conditions, including approval by shareholders of the SSGA Portfolio II. The shareholders of the SSGA Portfolio II voted to approve the Plan at a shareholder meeting on February 18, 2025. It is anticipated that the reorganization will close on or about April 25, 2025.
11.
Recent Accounting Update
During the year, the Trust adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of ASU 2023-07 is to improve reportable segment disclosures. Adoption of this standard impacted financial statement disclosures only and had no impact on the Portfolios' financial position or their results of operations. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”), and for which discrete financial information is available. The Trust's President and Chief Executive Officer acts as the Portfolios' CODM. Each Portfolio operates as a single reportable segment, which reflect how the CODM monitors and manages the operating results of each Portfolio. The CODM manages the allocation of resources in accordance with each Portfolios' objective and the terms of their prospectus and evaluates the total return of the Portfolios versus their comparative benchmarks. The Adviser or Subadviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition is consistent with that presented within each Portfolios' financial statements and financial highlights.
BHFTI-574

Brighthouse Funds Trust I
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Brighthouse Funds Trust I and the Shareholders of the Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of  the Portfolios listed in Table I, each a portfolio of Brighthouse Funds Trust I, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of  the Portfolios listed in Table II (collectively with the Portfolios listed in Table I, the "Portfolios") each a portfolio of Brighthouse Funds Trust I, as of December 31, 2024, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Table I
Portfolios	Portfolios
AB International Bond Portfolio	Invesco Small Cap Growth Portfolio
Allspring Mid Cap Value Portfolio	JPMorgan Core Bond Portfolio
American Funds® Balanced Allocation Portfolio	JPMorgan Small Cap Value Portfolio
American Funds® Growth Allocation Portfolio	Loomis Sayles Global Allocation Portfolio
American Funds® Growth Portfolio	Loomis Sayles Growth Portfolio
American Funds® Moderate Allocation Portfolio	MetLife Multi-Index Targeted Risk Portfolio
BlackRock High Yield Portfolio	MFS® Research International Portfolio
Brighthouse Asset Allocation 100 Portfolio	Morgan Stanley Discovery Portfolio
Brighthouse Balanced Plus Portfolio	PIMCO Inflation Protected Bond Portfolio
Brighthouse Small Cap Value Portfolio	PIMCO Total Return Portfolio
Brighthouse/Artisan International Portfolio	SSGA Emerging Markets Enhanced Index Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio	SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Brighthouse/Franklin Low Duration Total Return Portfolio	SSGA Growth and Income ETF Portfolio
Brighthouse/Templeton International Bond Portfolio	SSGA Growth ETF Portfolio
Brighthouse/Wellington Large Cap Research Portfolio	T. Rowe Price Large Cap Value Portfolio
CBRE Global Real Estate Portfolio	T. Rowe Price Mid Cap Growth Portfolio
Harris Oakmark International Portfolio	TCW Core Fixed Income Portfolio
Invesco Comstock Portfolio	Victory Sycamore Mid Cap Value Portfolio
Invesco Global Equity Portfolio	Western Asset Management Government Income Portfolio

Table II
Portfolios	Portfolios
AB Global Dynamic Allocation Portfolio	JPMorgan Global Active Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio	PanAgora Global Diversified Risk Portfolio
Invesco Balanced-Risk Allocation Portfolio	Schroders Global Multi-Asset Portfolio
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
BHFTI-575

Brighthouse Funds Trust I
Report of Independent Registered Public Accounting Firm
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more Brighthouse investment companies since 1983.
BHFTI-576

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements (Item 11)
At a meeting held on December 3-4, 2024 (the “December Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust I (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940 (the “1940 Act”), approved the continuation of the Trust’s advisory agreements (each an “Advisory Agreement”) with Brighthouse Investment Advisers, LLC (the “Adviser”) for the series of the Trust (each a “Portfolio,” and collectively, the “Portfolios”). At the December Meeting, the Board, including a majority of the Independent Trustees, also initially approved or approved the continuation, as applicable, of the sub-advisory and sub-sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively with each Advisory Agreement, the “Agreements”) between the Adviser and the investment sub-advisers and sub-sub-advisers (each a “Sub-Adviser,” and collectively, the “Sub-Advisers”) for the Portfolios that had engaged a Sub-Adviser (each, a “Sub-Advised Portfolio” and collectively, the “Sub-Advised Portfolios”).  Each Agreement was approved for the annual contract renewal period from January 1, 2025 through December 31, 2025, except as noted below with respect to the initial approvals of certain sub-subadvisory agreements.
The Board met with personnel of the Adviser on October 1-2, 2024 (the “October Meeting”) for the specific purpose of giving preliminary consideration to the proposed continuation of the Agreements for each Portfolio, and the Board reviewed and discussed specific information that the Adviser and Sub-Advisers, as applicable, had provided at the request of the Independent Trustees.  During and after the October Meeting, the Independent Trustees requested additional information and clarifications that the Adviser provided at the December Meeting (the October Meeting and the December Meeting are referred to collectively as, the “Meetings”).  The Board has five regularly scheduled meetings each year, including the October Meeting, and takes into account throughout the year matters bearing on the Agreements.  During the contract renewal process, and throughout the year, the Independent Trustees were advised by independent legal counsel, and they met with independent legal counsel in executive sessions outside of the presence of management on a number of occasions to discuss, among other things, the renewal of the Agreements.
In considering the continuation of the Agreements, the Board reviewed a variety of materials that were provided for the specific purpose of assisting the Board in the renewal process and that were provided to and discussed with the Board throughout the year.  In particular, information for each Portfolio included, but was not limited to, reports on investment performance, expenses, legal and compliance matters, and asset pricing.  Information about the Adviser and each Sub-Adviser, as applicable, included, but was not limited to, reports on the business, operations, and performance of the Adviser and the Sub-Advisers.
In considering the continuation of the Agreements, the Board also reviewed, among other things, a report for each Portfolio that was prepared by Broadridge (“Broadridge”), an independent organization, which set  forth comparative performance and expense information for each Portfolio.  In addition, the Independent Trustees reviewed a report that was prepared by JDL Consultants, LLC (“JDL”), an independent consultant to the Independent Trustees, which examined the Broadridge reports for each Portfolio (“JDL Report”).  The Independent Trustees met in executive session with representatives of JDL at the time of the October Meeting to discuss the JDL Report.
At the December Meeting, the Board, including a majority of the Independent Trustees, concluded that the nature, extent, and quality of services provided by the Adviser and each Sub-Adviser supported the renewal of the applicable Agreements. The Board also concluded that each Agreement should continue, and that the fees paid by each Portfolio to the Adviser and to each Sub-Adviser, as applicable, appeared to be reasonable in light of the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser, respectively.  Further, the Board concluded that the Adviser’s profitability in providing services under each Advisory Agreement did not appear unreasonable in light of the nature, extent, and quality of the services provided by the Adviser.  The Board reviewed the extent to which the investment advisory fees paid by the Portfolios shared economies of scale with investors or entailed the potential to share economies of scale with investors and concluded that those considerations generally supported the renewal of each Agreement.  Finally, the Board considered the Adviser’s recommendation that it approve the renewal of each Sub-Advisory Agreement.
In approving the continuation of each Agreement, the Board, including the Independent Trustees, gave attention to all of the information that was furnished, and each Trustee placed varying degrees of importance on the various pieces of information that were provided to them.  The Board evaluated the information provided to it on a Portfolio-by-Portfolio basis, and its decision was made separately with respect to each Portfolio through the exercise of its business judgment.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decisions.  The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors for the various Portfolios.
Nature, extent and quality of services. The Board evaluated the nature, extent, and quality of the services that the Adviser and the Sub-Advisers, as applicable, provided to the Portfolios.  The Board considered the Adviser’s services as investment manager to the Portfolios, including information with respect to investment programs and personnel, succession management of key personnel, oversight of transition management (as applicable), compliance programs and personnel, and risk management programs, among other things. The Board considered the Adviser’s services as investment manager to the Sub-Advised Portfolios, including its services relating
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Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
to the hiring and oversight of the Sub-Advisers, as applicable, and, in particular, each Sub-Adviser’s investment programs and personnel, succession management of key personnel, trading practices, compliance programs and personnel, and risk management programs, among other things.  The Adviser’s services in coordinating and overseeing the activities of the Trust’s other service providers were also considered.  The Board also considered the systems and processes required by the Adviser to meet additional regulatory and compliance requirements, including related to liquidity, valuation, and derivatives risk management, as relevant. The Board considered information received from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures that were established pursuant to Rule 38a-l under the 1940 Act, and relevant aspects of the Adviser’s and Sub-Advisers’ compliance policies and procedures, as applicable.  The Board also noted that it was the practice of the Adviser’s investment, compliance, and legal staff to review and assess the services that are provided to the Portfolios, including for the Sub-Advised Portfolios, to conduct periodic meetings with the Sub-Advisers throughout the year, and that personnel of the Adviser routinely prepare and present reports to the Board regarding those meetings.  In addition, during the Meetings and throughout the year, the Board considered the expertise, experience, and performance of the personnel of the Adviser who performed the various services that are mentioned above. With respect to the services provided by each of the Sub-Advisers for the Sub-Advised Portfolios, the Board considered a variety of information that the Adviser and each Sub-Adviser prepared for the Board’s review.  The Board considered each Sub-Adviser’s investment process, each Sub-Adviser’s overall organization and business plans and the investment performance experienced by the Sub-Advised Portfolio (as described in more detail below).  The Board took into account that each Sub-Adviser’s responsibilities include, among other things, the development and maintenance of an investment program for the applicable Sub-Advised Portfolio, the selection of investments and the placement of orders for the purchase and sale of such assets, and the implementation of compliance controls related to the performance of these services.  The Board considered, based on the information provided, each Sub-Adviser’s staffing with respect to the management of the Sub-Advised Portfolio and other information relating to the Sub-Adviser’s business and operations.  The Board also considered the Sub-Adviser’s overall resources and information with respect to any recent turnover of key personnel at the Sub-Adviser. The Board reviewed each Sub-Adviser’s investment experience, as well as information provided regarding the Sub-Adviser’s personnel who provide services to the Sub-Advised Portfolios.  The Board also considered, among other things, information about each Sub-Adviser’s compliance program, including regarding any compliance matters involving a Sub-Adviser that had been brought to the Board’s attention during the year, as well as the Adviser’s assessment of the financial condition of each Sub-Adviser.
With respect to the Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation Portfolio”), the Board noted that the Adviser employs at its own expense an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for the Asset Allocation Portfolio and investments in other Portfolios of the Trust and Brighthouse Funds Trust II (the “Underlying Portfolios”).  Additionally, the Board considered that a committee, consisting of investment professionals from the Adviser, meets regularly to review the management of the Asset Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio and American Funds Moderate Allocation Portfolio, including asset allocations and performance metrics.
Performance. The Board placed emphasis on the performance of each Portfolio in the context of the Portfolio’s investment objectives and strategies and the performance of the relevant markets in which the Portfolio invests.  The Board considered the Adviser’s periodic presentations to the Board of detailed information about each Portfolio’s performance results in light of relevant market conditions.  The Board reviewed and considered the reports prepared by Broadridge, which provided a statistical analysis comparing each Portfolio’s investment performance to that of comparable funds underlying variable insurance products (the “Performance Universe”), and the JDL Report.  The Board also compared the performance of each Sub-Advised Portfolio to that of comparable funds and other accounts that were managed by the relevant Sub-Adviser, to the extent such information was provided.  The Board considered each Portfolio’s performance for periods subsequent to the performance period covered by the Broadridge reports and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between a Portfolio and the other funds in a Broadridge category (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the peer group members.
The Board focused particular attention on Portfolios with less favorable performance records.  The Board noted the Adviser’s focus on each Sub-Adviser’s performance and that the Adviser had been active in monitoring and responding to any performance issues with respect to the Sub-Advised Portfolios.
Fees and Expenses. The Board gave consideration to the levels and structures of the fees payable under the Agreements.  The Board reviewed and considered the information in the JDL Report concerning fees and expenses.  The Board also reviewed and considered the Broadridge report for each Portfolio, which included various comparisons of the Portfolio’s fees (at December 31, 2023 and various asset levels) and expenses with those of its peers, including, as applicable, a broad group of peer funds (“Expense Universe”) and a narrower group of peer funds (“Expense Group”), and, for the Sub-Advised Portfolios, also a broad group of peer sub-advised funds (“Sub-advised
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Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
Expense Universe”) and a narrower group of peer sub-advised funds (“Sub-advised Expense Group”).  In particular, the Board reviewed, as applicable, comparisons of each Portfolio’s management fees and total expenses with its Expense Universe, Expense Group and Sub-advised Expense Universe, and contractual sub-adviser fees with its Sub-advised Expense Universe and Sub-advised Expense Group.  The Board considered that Broadridge selected the peer funds, which were funds underlying variable insurance products that Broadridge deemed to be comparable to the Portfolios.  The Board considered that the fee and expense information in the Broadridge report for each Portfolio reflected information as of the Portfolio’s most recent fiscal year end at the time the Broadridge report was issued and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.  In addition, for the Sub-Advised Portfolios, the Board compared the fee payable to a Sub-Adviser by the Adviser with respect to the Portfolio to the fee payable to the Sub-Adviser by other comparable funds and other accounts, to the extent such information was provided, including the Sub-Adviser’s explanation of differences among the funds and other accounts where relevant.
For the Sub-Advised Portfolios, the Board noted that the sub-advisory fees for the Portfolios are negotiated at arm’s length by the Adviser and are paid by the Adviser out of its advisory fees.  The Board also considered that the Adviser had entered into agreements with certain of the Portfolios to waive a portion of its advisory fee and/or reimburse certain expenses as a means of limiting a Portfolio’s total annual operating expenses or passing through the benefit of a subadvisory fee concession to a Portfolio, as applicable.
Profitability. The Board examined the profitability to the Adviser of each Advisory Agreement, on a Portfolio-by-Portfolio basis.  In the case of the Asset Allocation Portfolio, the Board also considered the Adviser’s analysis of its profitability that was attributable to its management of the Underlying Portfolios of the Trust and Brighthouse Funds Trust II in which the Asset Allocation Portfolio invests.  For the Sub-Advised Portfolios, the Board considered the profitability to the Sub-Advisers and their affiliates as a result of their relationships with the Sub-Advised Portfolios, to the extent provided, and the Board considered the ability of the Adviser to negotiate with a Sub-Adviser at arm’s length.  In reviewing the profitability information, the Board recognized that expense allocation methodologies are inherently subjective and various methodologies may be reasonable while producing different results.
Economies of scale. The Board considered each Portfolio’s fees in light of its size. The Board noted the fee schedules for the Portfolios that contain breakpoints that reduce the fee rate above specified asset levels, including breakpoints in the Advisory Agreements and any corresponding Sub-Advisory Agreement. The Board noted those Portfolios that did not have breakpoints in their advisory fees and considered management’s explanation of the same.
The Board considered the effective fees under the Advisory Agreement and Sub-Advisory Agreement, as applicable, for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. The Board examined, among other data, the effect of a Portfolio’s growth in size, and reduction in size, on various fee schedules. The Board also generally noted that if a Portfolio’s assets increase over time, the Portfolio may realize economies of scale if assets increase proportionally more than certain other expenses.
Other factors. The Board considered other benefits that may be realized by the Adviser and its affiliates from their relationships with the Trust.  Among the benefits realized by the Adviser, the Board recognized that Brighthouse Securities, LLC, as the distributor for the Trust, receives payments pursuant to Rule 12b-1 from the Portfolios to help compensate for the provision of shareholder services and distribution activities.  The Board considered that a Sub-Adviser may engage in soft dollar transactions in managing a Sub-Advised Portfolio.  In addition, for the Sub-Advised Portfolios, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers that may, from time to time, receive brokerage commissions from a Sub-Advised Portfolio in connection with the sale of portfolio securities (subject to applicable best execution obligations).  The Board also considered that a Sub-Adviser and its affiliates could benefit from the opportunity to provide advisory services to additional portfolios of the Trust and overall reputational benefits.
The Board considered information from the Adviser and Sub-Advisers, as applicable, pertaining to potential conflicts of interest, and the manner in which any potential conflicts were mitigated.  In its review, the Board considered information regarding various business relationships among the Adviser and its affiliates and various Sub-Advisers and their affiliates. The Board also considered information about services and/or payments provided to the Adviser by the Sub-Advisers in connection with marketing activities.  The Board considered representations from the Adviser that such business relationships and any payments were not considered in the Adviser’s recommendation to renew any of the Sub-Advisory Agreements.
* * * * *
AB Global Dynamic Allocation Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and AllianceBernstein L.P. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio outperformed its benchmark, the Dow Jones Moderate Portfolio Index, for the one-year period ended
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Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
October 31, 2024, and underperformed the same benchmark for the three- and five-year periods ended October 31, 2024.  The Board also considered that the Portfolio underperformed its blended index for the one-, three-, and five-year periods ended October 31, 2024.  The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fee was above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
AB International Bond Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and AllianceBernstein L.P. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-year period ended June 30, 2024, and underperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio outperformed its benchmark, the Bloomberg Global Aggregate ex-USD (USD Hedged) Index, for the one-year period ended October 31, 2024 and underperformed the same benchmark for the three-year and five-year periods ended October 31, 2024.  The Board also considered that the Portfolio outperformed its blended index, the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (60%) and the JPMorgan EMBI Global Diversified Index (40%), for the one-year period ended October 31, 2024 and underperformed the same blended benchmark for the three-year and five-year periods ended October 31, 2024.  The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Allspring Mid Cap Value Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and Allspring Global Investments, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-year period ended June 30, 2024, and outperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2024.  The Board also considered that the Portfolio underperformed its benchmark, the Russell Midcap Value Index, for the one-year period ended October 31, 2024, and outperformed the same benchmark for the three- and five-year periods ended October 31, 2024.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
American Funds Balanced Allocation Portfolio. The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, hree-, and five-year periods ended June 30, 2024.  The Board noted that the Portfolio outperformed the Brighthouse Balanced AA Narrow Index for the one-, three-, and five-year periods ended October 31, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Dow Jones Moderate Portfolio Index, for the one-, three-, and five-year periods ended October 31, 2024.
The Board also considered that the Portfolio’s actual management fees and total expenses (inclusive of underlying fund expenses and exclusive of 12b-l fees) were below the Expense Group median and the Expense Universe median. The Board noted that the Portfolio’s
BHFTI-580

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.
American Funds Growth Allocation Portfolio. The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board noted that the Portfolio outperformed the Brighthouse Growth AA Narrow Index for the one- and five-year periods ended October 31, 2024 and underperformed the same index for the three-year period ended October 31, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Dow Jones Moderately Aggressive Portfolio Index, for the one-, three-, and five-year periods ended October 31, 2024.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median and below the Expense Universe median. The Board also considered that the Portfolio’s total expenses (inclusive of underlying fund expenses and exclusive of 12b-1 fees) were below the Expense Group median and the Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.
American Funds Growth Portfolio. The American Funds Growth Portfolio is a “feeder fund” that invests all of its assets in an American Funds Insurance Series “master fund,” and the Board, including a majority of the Independent Trustees, approved the renewal of the stand-by Advisory Agreement with the Adviser (the “Stand-by Agreement”) whereby the Adviser will manage the American Funds Growth Portfolio’s assets and receive a fee in the event the Portfolio no longer invests all of its assets in its master fund.
The Board’s consideration of the renewal of the Stand-by Agreement entailed the review and consideration of the information noted below, rather than the information that has been identified with respect to the other Portfolios of the Trust.  The Board’s consideration of the renewal was calibrated to the unique nature of the Stand-by Agreement, whereby the Adviser currently provides no investment advisory services and receives no investment advisory fee from the Portfolio.
At the Meetings, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Stand-by Agreement based upon the following factors: (i) its experience with the Adviser and the nature, extent and quality of services provided by the Adviser to the Trust; and (ii) the investment performance of the American Funds Growth Portfolio. The fees and expenses of the American Funds Growth Portfolio were not affected by the Stand-by Agreement. The Adviser’s profitability from the provision of investment management services under the Stand-by Agreement was not affected by the Stand-by Agreement. Economies of scale in the provision of asset management services by the Adviser were not implicated by the Stand-by Agreement.
American Funds Moderate Allocation Portfolio. The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board noted that the Portfolio outperformed the Brighthouse Moderate AA Narrow Index for the one-, three-, and five-year periods ended October 31, 2024. The Board further noted that the Portfolio outperformed its benchmark, the Dow Jones Moderate Portfolio Index, for the one-, three-, and five-year periods ended October 31, 2024.
The Board also considered that the Portfolio’s actual management fees and total expenses (inclusive of underlying fund expenses and exclusive of 12b-l fees) were below the Expense Group median and the Expense Universe median. The Board also noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.
BlackRock Global Tactical Strategies Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and BlackRock Financial Management, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio underperformed its benchmark, the Dow Jones Moderate Portfolio Index, and its blended index for the one-, three-, and five-year periods ended October 31, 2024.  The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
BHFTI-581

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
The Board also considered that the Portfolio’s actual management fees and total expenses (inclusive of underlying fund expenses and exclusive of 12b-l fees) were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. In considering the Portfolio’s actual management fees and total expenses, the Board observed various differences between the Portfolio’s investment approach and those of the funds in the Expense Group.
BlackRock High Yield Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and BlackRock Financial Management, Inc.  regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio underperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, for the one-year period ended October 31, 2024 and outperformed the same benchmark for the three- and five-year periods ended October 31, 2024.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median and the Expense Universe median and below the Sub-advised Expense Universe median.  The Board also noted that the Portfolio’s total expenses (exclusive of 12b-1 fees) were above the Expense Group median and below the Expense Universe median and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
The Board also noted that at the December Meeting, it approved an amendment to the Sub-Advisory Agreement for the Portfolio with the Sub-Adviser, permitting the delegation of certain responsibilities of the Sub-Adviser to an affiliate of the Sub-Adviser with written permission from the Adviser (the “Amendment”). The Board observed that the Amendment permitted the delegation (the “Delegation”) to BlackRock International Limited (the “Sub-Subadviser”) of the responsibilities of the Sub-Adviser with respect to transactions involving foreign fixed income securities in Europe and other foreign countries. The Board further considered that the Amendment was proposed by the Adviser for the Board’s approval based on the Subadviser’s representations to the Adviser that the Delegation would increase efficiencies in the execution of the Portfolio’s foreign fixed income transactions.
In assessing the Adviser’s recommendation to approve the Amendment, the Board considered the Sub-Adviser’s representations to the Adviser that Sub-Subadviser, like the Sub-Adviser, is a wholly-owned subsidiary of BlackRock, Inc., and that the Sub-Subadviser is subject to the same global compliance policies as the Sub-Adviser.  The Board also considered the Adviser’s representations that (i) there are no changes to the Sub-Adviser’s duties and responsibilities to the Portfolio in connection with the Delegation and the Sub-Adviser will remain liable under the Agreement for any acts or omissions of the Sub-Subadviser to the same extent as if the Sub-Sub-Adviser’s acts or omissions were committed by the Sub-Adviser and (ii) the Portfolio would not experience any increase in aggregate fees paid for investment advisory services as a result of the Delegation.
The Adviser provided a representation to the Board that, after a review of the scope and terms of the Delegation and its potential implications for the Portfolio, the Adviser had concluded that the Portfolio could expect to continue to receive subadvisory services of at least the same scope, nature and quality under the Agreement following the Delegation as it received before the Delegation.
BlackRock High Yield Portfolio – Board Considerations for Approval of the Sub-Subadvisory Agreement
At the December Meeting, the Board of the Trust, including a majority of the Independent Trustees, approved a new sub-sub-advisory agreement (for the purpose of this subsection, the “Sub-Subadvisory Agreement”) for the BlackRock High Yield Portfolio among the Adviser, BlackRock Financial Management, Inc. (for the purpose of this subsection, the “Sub-Adviser”), and BlackRock International Limited (for the purpose of this subsection, the “Sub-Subadviser”) for the period from December 9, 2024 to December 8, 2025. The Sub-Subadviser commenced serving as the Sub-Subadviser on December 9, 2024.
The Board noted that the Sub-Subadvisory Agreement was proposed to permit the Sub-Subadviser to assume the responsibilities with respect to transactions involving foreign fixed income securities in Europe and other foreign countries. The Board considered that the Sub-Subadvisory Agreement was proposed by the Adviser for the Board’s approval based on the Sub-Adviser’s representations to the Adviser that the Sub-Subadvisory Agreement would increase efficiencies in the execution of the Portfolio’s foreign fixed income transactions.
BHFTI-582

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
In assessing the Adviser’s recommendation to approve the Sub-Subadvisory Agreement, the Board considered the Sub-Adviser’s representations to the Adviser that Sub-Subadviser, like the Sub-Adviser, is a wholly-owned subsidiary of BlackRock, Inc., and that, the Sub-Subadviser is subject to the same global compliance policies as the Sub-Adviser.  The Board considered that under the Agreement, the Sub-Adviser, and not the Portfolio, would be responsible for any compensation to the Sub-Sub-Adviser.
The Board, including the Independent Trustees, gave attention to all of the information that was furnished, and each Trustee placed varying degrees of importance on the various pieces of information that were provided to them. The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors for the Portfolio.
Brighthouse/Artisan International Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Artisan Partners Limited Partnership regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one- and three-year periods ended June 30, 2024, and underperformed the median and average of its Performance Universe for the five-year period ended June 30, 2024.  In addition, the Board considered that the Portfolio outperformed its benchmark, the MSCI All Country World (ex-U.S.) Index, for the one-year period ended October 31, 2024, and underperformed the same benchmark for the three- and five-year periods ended October 31, 2024.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median and the Expense Universe median and below the Sub-advised Expense Universe median.  The Board also considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Brighthouse/Eaton Vance Floating Rate Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and Eaton Vance Management regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio underperformed its benchmark, the Morningstar LSTA U.S. Leveraged Loan Index, for the one-, three-, and five-year periods ended October 31, 2024.  The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe Median.  The Board also considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were above the Expense Group median and the Sub-advised Expense Universe median and equal to the Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Brighthouse/Franklin Low Duration Total Return Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and Franklin Advisers, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, for the one-, three-, and five-year periods ended October 31, 2024.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were above the Expense Group median and the Sub-advised Expense Universe median and equal to the Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board further noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
BHFTI-583

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
Brighthouse/Templeton International Bond Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and Franklin Advisers, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one- and five-year periods ended June 30, 2024 and outperformed the median and average of its Performance Universe for the three-year period ended June 30, 2024. The Board also considered that the Portfolio underperformed its benchmark, the FTSE World Government Bond Index (WGBI) ex-U.S., for the one-year period ended October 31, 2024 and outperformed its benchmark for the three- and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions. In addition, the Board considered that the Adviser had negotiated reductions to the Portfolio’s sub-advisory fee schedule and that the Adviser agreed to waive a portion of its advisory fee in order for contract holders to benefit from the lower sub-advisory fee effective January 1, 2025.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board also considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Group and Expense Universe medians and equal to the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Brighthouse/Wellington Large Cap Research Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Wellington Management Company LLP regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of one of its Performance Universes for the one- and five-year periods ended June 30, 2024 and outperformed the median and average of that Performance Universe for the three-year period ended June 30, 2024. The Board also considered that the Portfolio outperformed the median and average of its other Performance Universe for the one- and five-year periods ended June 30, 2024, and underperformed the median and average of its other Performance Universe for the three-year period ended June 30, 2024. The Board further considered that the Portfolio underperformed its benchmark, the S&P 500 Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Brighthouse Asset Allocation 100 Portfolio. The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one- and three-year periods ended June 30, 2024, and outperformed the median and average of its Performance Universe for the five-year period ended June 30, 2024.  The Board further considered that the Portfolio underperformed the Brighthouse AA 100 Narrow Index for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted that the Portfolio underperformed its benchmark, the Dow Jones Aggressive Portfolio Index, for the one- and three-year periods ended October 31, 2024 and outperformed the same benchmark for the five-year period ending October 31, 2024.  The Board took into account management’s discussion of the Portfolio’sperformance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and the Expense Universe median. The Board also considered that the Portfolio’s total expenses (inclusive of underlying fund expenses and exclusive of 12b-l fees) were below the Expense Group median and above the Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.
Brighthouse Balanced Plus Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and Pacific Investment Management Company LLC regarding the Portfolio:
BHFTI-584

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
The Board considered the Adviser’s provision of investment advisory services to a portion of the Portfolio (i.e., investing in underlying Portfolios).  The Board noted that a committee, consisting of investment professionals from the Adviser, meets periodically to review the Portfolio’s asset allocations and discuss the performance of the Portfolio’s investments in underlying Portfolios.  The Board also considered the Adviser’s analysis of its profitability that was attributable to its management of the underlying Portfolios of the Trust in which the Portfolio invests.
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio underperformed its benchmark, the Dow Jones Moderate Portfolio Index, for the one-, three-, and five-year periods ended October 31, 2024.  The Board also took into account that the Portfolio underperformed the Balanced Plus Narrow Index for the one-, three-, and five-year periods ended October 31, 2024.  The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median and the Expense Universe median and below to the Sub-advised Expense Universe median.  The Board also considered that the Portfolio’s total expenses (inclusive of underlying fund expenses and exclusive of 12b-l fees) were below the Expense Group median and the Expense Universe median and equal to the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Brighthouse Small Cap Value Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and Delaware Investments Fund Advisers and Allspring Global Investments, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one- and three-year periods ended June 30, 2024, and underperformed the median and average of its Performance Universe for the five-year period ended June 30, 2024.  The Board further considered that the Portfolio underperformed its benchmark, the Russell 2000 Value Index, for the one-year period ended October 31, 2024, and outperformed the same benchmark for the three- and five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were below the average of the Sub-advised Expense Group and above the average of the Sub-advised Expense Universe, each at the Portfolio’s current size.
CBRE Global Real Estate Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the FTSE EPRA/NAREIT Developed Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Harris Oakmark International Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Harris Associates L.P. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio underperformed its benchmark, the MSCI EAFE Index, for the one-, three-, and five-year periods ended
BHFTI-585

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median and below the Expense Universe median and the Sub-advised Expense Universe median. The Board also considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Invesco Balanced-Risk Allocation Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Invesco Advisers, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio underperformed its benchmark, the Dow Jones Moderate Portfolio Index for the one-, three-, and five-year periods ended October 31, 2024. The Board also considered that the Portfolio underperformed its blended benchmark for the one-, three-, and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Invesco Comstock Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Invesco Advisers, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio underperformed its benchmark, the Russell 1000 Value Index, for the one-year period ended October 31, 2024, and outperformed its benchmark for the three- and five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Invesco Global Equity Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Invesco Advisers, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio outperformed its benchmark, the MSCI All Country World Index, for the one-year period ended October 31, 2024, and underperformed its benchmark for the three- and five-year periods ended October 31, 2024.  The Board also considered that the Portfolio underperformed a second benchmark, the MSCI All Country World Growth Index, for the one-, three-, and five-year periods. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
BHFTI-586

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
Invesco Small Cap Growth Portfolio.  The Board also considered the following information in relation to the Agreements with the Adviser and Invesco Advisers, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-year period ended June 30, 2024 and underperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2024.  The Board also considered that the Portfolio underperformed its benchmark, the Russell 2000 Growth Index, for the one- and three-year periods ended October 31, 2024 and outperformed its benchmark for the five-year period ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and above the Expense Universe median and the Sub-advised Expense Universe median.  The Board considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
JPMorgan Core Bond Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and J.P. Morgan Investment Management Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board took into account that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
JPMorgan Global Active Allocation Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and J.P. Morgan Investment Management Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio underperformed its benchmark, the Dow Jones Moderate Portfolio Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board also considered that the Portfolio underperformed its blended benchmark for the one-, three-, and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
JPMorgan Small Cap Value Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and J.P. Morgan Investment Management Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one- and five-year periods ended June 30, 2024 and underperformed the median and average of its Performance Universe for the three-year period ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
BHFTI-587

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Universe and the Sub-advised Expense Group at the Portfolio’s current size.
Loomis Sayles Global Allocation Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Loomis, Sayles & Company, L.P. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and the average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio outperformed its blended index, the 60% MSCI World Index/40% FTSE World Government Bond Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board further noted that the Portfolio outperformed its other blended benchmark for the one- and five-year periods ended October 31, 2024 and underperformed the same blended benchmark for the three-year period ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Loomis Sayles Growth Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Loomis, Sayles & Company, L.P.  regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-year period ended June 30, 2024, and outperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Russell 1000 Growth Index (from December 16, 2019) and the Russell 3000 Growth Index (before December 16, 2019), for the one- and three-year periods ended October 31, 2024 and underperformed its benchmark for the five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio. The Board also noted that the Sub-Adviser did not manage the Portfolio for all of the periods referenced.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board further noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the average of the Sub-advised Expense Group and below the average of the Sub-advised Expense Universe, each at the Portfolio’s current size.
MetLife Multi-Index Targeted Risk Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and MetLife Investment Management, LLC regarding the Portfolio:
The Board considered the Adviser’s provision of investment advisory services to a portion of the Portfolio (i.e., investing in underlying Portfolios). The Board noted that a committee, consisting of investment professionals from the Adviser, meets periodically to review the Portfolio’s asset allocations and discuss the performance of the Portfolio’s investments in underlying Portfolios.
The Board also considered the Adviser’s analysis of its profitability that was attributable to its management of the underlying Portfolios of the Trust in which the Portfolio invests.
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Dow Jones Moderate Portfolio Index, for the one-year period ended October 31, 2024, and underperformed its benchmark for the three-, and five-year periods ended October 31, 2024.  The Board also took into account that the Portfolio outperformed its other benchmark, the MITR Blended Benchmark, for the one-year period ended October 31, 2024 and underperformed its other benchmark for the three-, and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.   In addition, the Board considered that the
BHFTI-588

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
Adviser had negotiated reductions to the Portfolio’s sub-advisory fee schedule and that the Adviser agreed to waive a portion of its advisory fee in order for contract holders to benefit from the lower sub-advisory fee effective December 1, 2024.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and the Sub-advised Expense Universe median and above the Expense Universe median. The Board considered that the Portfolio’s total expenses (inclusive of underlying fund expenses and exclusive of 12b-l fees) were below Expense Group median, the Expense Universe median, and Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
MFS Research International Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Massachusetts Financial Services Company regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one- and three-year periods ended June 30, 2024 and outperformed the median and average of its Performance Universe for the five-year period ended June 30, 2024.  The Board noted that the Portfolio underperformed one of its benchmarks, the MSCI EAFE Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted that the Portfolio underperformed its other benchmark, the MSCI All Country World (ex.-U.S.) Index, for the one- and three-year periods ended October 31, 2024 and outperformed the same benchmark for the five-year period ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the average of the Sub-advised Expense Group and above the average of the Sub-advised Expense Universe at the Portfolio’s current size.
Morgan Stanley Discovery Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Morgan Stanley Investment Management Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board also noted that the Portfolio outperformed its benchmark, the Russell Midcap Growth Index, for the one-year period ended October 31, 2024 and underperformed the same benchmark for the three- and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the average of the Sub-advised Expense Group and below the Sub-advised Expense Universe at the Portfolio’s current size.
PanAgora Global Diversified Risk Portfolio. The Board considered the following information in relation to the Agreements with the Adviser and PanAgora Asset Management, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio underperformed its benchmark, the Dow Jones Moderate Portfolio Index, and its blended benchmark for the one-, three-, and five-year periods ended October 31, 2024.  The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group
BHFTI-589

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
PIMCO Inflation Protected Bond Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Pacific Investment Management Company LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. TIPS Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were equal to the Expense Group median and above the Sub-advised Expense Universe median and the Expense Universe median. The Board also considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were equal to the Expense Group median and below the Expense Universe median and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
PIMCO Total Return Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Pacific Investment Management Company LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one- and three-year periods ended June 30, 2024 and performed the same as its Performance Universe for the five-year period ended June 30, 2024. The Board also considered that the Portfolio outperformed the average of its Performance Universe for the one- and three-year periods and underperformed the average of its Performance Universe for the five-year period ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Schroders Global Multi-Asset Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Schroder Investment Management North America Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-year period ended June 30, 2024 and underperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Dow Jones Moderate Portfolio Index, for the one-year period ended October 31, 2024 and underperformed the same benchmark for the three- and five-year periods ended October 31, 2024. The Board also noted that the Portfolio outperformed its blended benchmark for the one- and three- year periods ended October 31, 2024 and underperformed the same blended benchmark for the five-year period ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Schroders Global Multi-Asset Portfolio – Board Considerations for Approval of the Sub-Subadvisory Agreement
At the December Meeting, the Board of the Trust, including a majority of the Independent Trustees, approved a new sub-sub-advisory agreement (for the purpose of this subsection, the “Sub-Subadvisory Agreement”) for the Schroders Global Multi-Asset Portfolio (for the
BHFTI-590

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
purpose of this subsection, the “Portfolio”) among the Adviser, Schroder Investment Management North America Inc. (for the purpose of this subsection, the “Sub-Adviser”), and Schroder Investment Management North America Limited (for the purpose of this subsection, the “Sub-Subadviser”) for the period from December 9, 2024 to December 8, 2025.
The Board observed that the Agreement formalized the documentation of the Sub-Adviser’s delegation under the Subadvisory Agreement consistent with the approach used by other portfolios of the Trust that engage a sub-subadviser.
In assessing the Adviser’s recommendation to approve the Sub-Subadvisory Agreement, the Board considered the information that the Sub-Adviser has previously provided about the involvement of the Sub-Subadviser in the Portfolio’s day-to-day management. The Board also considered the experience of the Sub-Subadviser in the day-to-day management of the Portfolio under the existing Subadvisory Agreement and that there would be no changes to the services provided to the Portfolio or to the personnel who provide services to the Portfolio. The Board further considered that the Sub-Adviser and Sub-Subadviser continue to be under common control and the Sub-Subadvisory Agreement would not result in any changes in actual control or management of the Portfolio. The Board also considered that the Portfolio would not pay any fees under the Agreement.
The Board, including the Independent Trustees, gave attention to all of the information that was furnished, and each Trustee placed varying degrees of importance on the various pieces of information that were provided to them. The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors for the Portfolio.
SSGA Emerging Markets Enhanced Index Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and SSGA Funds Management, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods ended October 31, 2024.  In addition, the Board considered that the Adviser had negotiated reductions to the Portfolio’s sub-advisory fee schedule and that the Adviser agreed to waive a portion of its advisory fee in order for contract holders to benefit from the lower sub-advisory fee effective August 19, 2024 through April 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-l fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
At the November Meeting, the Board approved the reorganization of the Portfolio with and into the SSGA Emerging Markets Enhanced Index Portfolio II to be effective on or about April 28, 2025, subject to shareholder approval.
SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio).   The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024.  The Board further considered that the Portfolio underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods ended October 31, 2024.  The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.  In addition, the Board noted that SSGA Funds Management Inc. began managing the Portfolio on August 19, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and the Sub-advised Expense Universe median, and equal to the Expense Universe median.  The Board also considered that Portfolio’s total expenses (exclusive of 12b-l fees) were below the Expense Group median and the Expense Universe median and equal to the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
At a meeting of the Board held on November 21, 2024, the Board, including a majority of the Independent Trustees, approved the reorganization of the Portfolio with and into the SSGA Emerging Markets Enhanced Index Portfolio to be effective on or about April 28, 2025, subject to shareholder approval.
BHFTI-591

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
SSGA Emerging Markets Enhanced Index Portfolio II – Board considerations regarding the initial approval of the Agreement with SSGA
At a meeting of the Board of Trustees of the Trust (the “Board”) held on August 8, 15-16, 2024 (the “August Meeting”), the Board, including a majority of Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the new subadvisory agreement (the “Agreement”) for the SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio), replacing abrdn Investments Limited (“abrdn”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Sub-Adviser”). SSGA FM commenced serving as the subadviser on August 19, 2024.
BIA, the investment adviser to the Portfolio, recommended to the Board that SSGA FM assume subadvisory responsibility for the Portfolio and that the Portfolio be managed pursuant to the same principal investment strategies as those of the SSGA Emerging Markets Enhanced Index Portfolio, which is an existing series of the Trust and subadvised by SSGA FM. BIA further recommended that in conjunction with these changes the Portfolio be renamed SSGA Emerging Markets Enhanced Index Portfolio II. BIA’s recommendation was based, in part, on firm and portfolio management-related changes at abrdn, the underperformance of the Portfolio as compared to its relevant benchmarks and BIA’s determination that an ultimate consolidation of the Portfolio and the SSGA Emerging Markets Enhanced Index Portfolio would be proposed at a future Board meeting.
In assessing BIA’s recommendation to approve the Agreement, the Board reviewed a variety of materials provided by BIA relating to the Portfolio, including fee and expense information, performance information of the SSGA Emerging Markets Enhanced Index Portfolio, and other information regarding the nature, extent and quality of services to be provided by SSGA FM under the Agreement. During the August Meeting, representatives of BIA responded to questions from the Independent Trustees. The Independent Trustees also considered the approval of the Agreement in executive session with their independent legal counsel at which no representatives of management were present. In considering its approval of the Agreement, the Board also considered its conclusions with respect to its approval of the subadvisory agreement with SSGA FM on behalf of the SSGA Emerging Markets Enhanced Index Portfolio.
The Board, including the Independent Trustees, gave attention to all of the information that was furnished, and each Trustee placed varying degrees of importance on the various pieces of information that were provided to them. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors for the Portfolio.
Nature, extent and quality of services. With respect to the services to be provided by SSGA FM, the Board considered a variety of information that was provided by BIA and SSGA FM. The Board considered SSGA FM’s investment process and SSGA FM’s overall organization and business, and the investment performance experienced by the SSGA Emerging Markets Enhanced Index Portfolio (as described in more detail below). The Board took into account that SSGA FM’s responsibilities would include, among other things, the development and maintenance of an investment program for the Portfolio, the selection of investments and the placement of orders for the purchase and sale of such assets, and the implementation of compliance controls related to the performance of these services. The Board considered, based on the information provided, SSGA FM’s staffing with respect to the management of the Portfolio and other information relating to SSGA FM’s business and operations. The Board also considered SSGA FM’s overall resources and information with respect to any recent turnover of key personnel at SSGA FM. The Board reviewed SSGA FM’s investment experience, as well as information provided regarding SSGA FM’s personnel who provide services to the SSGA Emerging Markets Enhanced Index Portfolio. The Board also considered, among other things, information about SSGA FM’s compliance program, including any compliance matters involving SSGA FM that had been brought to the Board’s attention during the year with respect to the SSGA Emerging Markets Enhanced Index Portfolio, as well as BIA’s assessment of the financial condition of SSGA FM.
Performance. The Board took into account the proposed changes to the investment strategy of the Portfolio such that the Portfolio would be managed in accordance with the same principal investment strategies as those of the SSGA Emerging Markets Enhanced Index Portfolio, and the Board considered the performance information for the SSGA Emerging Markets Enhanced Index Portfolio.
Fees and Expenses. The Board gave consideration to the proposed subadvisory fees payable to SSGA FM under the Agreement. The Board considered the differences in the contractual rate of subadvisory fees payable to SSGA FM at various assets levels with the contractual rate of subadvisory fees payable to abrdn under the prior agreement at the same asset levels and noted that the rate payable to SSGA FM would be lower at all asset levels.
The Board noted that the subadvisory fee for the Portfolio would be paid by BIA, not the Portfolio, out of the advisory fee, and that, in the case of SSGA FM, which is unaffiliated with BIA, BIA negotiates the fee at arm’s length. The Board considered that SSGA FM had agreed to calculate its subadvisory fee based on the cumulative assets of the Portfolio and the SSGA Emerging Markets Enhanced Index Portfolio, and then allocate the fee among the two Portfolios by assets. The Board also considered that doing so would result in a reduced advisory fee rate for the SSGA Emerging Markets Enhanced Index Portfolio. The Board reviewed a report that was prepared by Broadridge, an
BHFTI-592

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
independent organization, for the Portfolio and for the SSGA Emerging Markets Enhanced Index Portfolio, which included various comparisons of each Portfolio’s current fees and expenses with those of its peers.
The Board also considered that BIA had voluntarily agreed to waive a portion of its management fee to reflect a portion of the savings from the subadvisory fee reduction. The Board further considered the amount of the subadvisory fee to be paid out by BIA and the amount of the management fees that it would retain in light of the services performed by SSGA FM and BIA, respectively.
Profitability. The Board considered the anticipated profitability to SSGA FM from its subadvisory services to the Portfolio based on information provided with respect to the profitability associated with SSGA FM’s management of the SSGA Emerging Markets Enhanced Index Portfolio. The Board acknowledged the arms-length nature of the relationship between BIA and SSGA FM with respect to the negotiation of the subadvisory fee rate on behalf of the Portfolio, and that BIA, and not the Portfolio, was responsible for paying the fee under the Agreement.
Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that SSGA FM’s subadvisory fee contains breakpoints that reduce the fee rate above specified asset levels. The Board also considered the fact that the Portfolio’s fee levels decline as portfolio assets increase. The Board also generally noted that if the Portfolio’s assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses.
Other factors. The Board considered whether there were other benefits that may be realized by SSGA FM and its affiliates from their relationship with the Trust.
SSGA Growth and Income ETF Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and SSGA Funds Management, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median of its Performance Universe for the one-year period ended June 30, 2024 and outperformed the median of its Performance Universe for the three- and five-year periods ended June 30, 2024. The Board also considered that the Portfolio underperformed the average of its Performance Universe for the one- and five-year periods ended June 30, 2024 and outperformed the average of its Performance Universe for the three-year period ended June 30, 2024. The Board further considered that the Portfolio underperformed its benchmark, the MSCI ACWI (All Country World Index), for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted that the Portfolio outperformed its other benchmark, the SSGA Growth & Income Composite Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and the Sub-advised Expense Universe median and above the Expense Universe median. The Board also considered that the Portfolio’s total expenses (inclusive of underlying fund expenses and exclusive of 12b-l fees) were above the Expense Group median, below the Expense Universe median, and equal to the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
SSGA Growth ETF Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and SSGA Funds Management, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-year period ended June 30, 2024, and outperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2024. The Board further considered that the Portfolio underperformed its benchmark, the MSCI ACWI (All Country World Index), for the one-, three-, and five-year periods ended October 31, 2024. The Board also noted that the Portfolio underperformed its other benchmark, the SSGA Growth Composite Index, for the one-year period ended October 31, 2024, performed the same as the same benchmark for the three-year period ended October 31, 2024, and outperformed the same benchmark for the five-year period ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median, the Expense Universe Median, and the Sub-advised Expense Universe median. The Board also considered that the Portfolio’s total expenses (inclusive of underlying fund expenses and exclusive of 12b-l fees) were above the Expense Group median and equal to the Expense Universe median and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-
BHFTI-593

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
TCW Core Fixed Income Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and TCW Investment Management Company LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one- and three-year periods ended June 30, 2024 and outperformed the median and average of its Performance Universe for the five-year period ended June 30, 2024. The Board also considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one- and five-year periods ended October 31, 2024 and underperformed the same benchmark for the three-year period ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board also considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Group median and the Expense Universe median and equal to the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
T. Rowe Price Large Cap Value Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and T.  Rowe Price Associates, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one- and five-year periods ended June 30, 2024 and underperformed the median of its Performance Universe for the three-year period ended June 30, 2024. The Board also considered that the Portfolio outperformed the average of its Performance Universe for the one-year period ended June 30, 2024 and underperformed the average of its Performance Universe for the three- and five-year periods ended June 30, 2024. The Board also considered that the Portfolio underperformed its benchmark, the Russell 1000 Value Index, for the one- and three-year periods ended October 31, 2024 and outperformed the same benchmark for the five-year period ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
T. Rowe Price Mid Cap Growth Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser, T.  Rowe Price Associates, Inc. and T.  Rowe Price Investment Management, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one- and five-year periods ended June 30, 2024, and outperformed the median and average of its Performance Universe for the three-year period ended June 30, 2024. The Board also considered that the Portfolio underperformed its benchmark, the Russell Midcap Growth Index, for the one-, three-, and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions. The Board also noted the presence of certain management fee waivers in effect for the Portfolio. In addition, the Board considered that the Adviser had negotiated reductions to the Portfolio’s sub-advisory fee schedule and that the Adviser agreed to waive a portion of its advisory fee in order for contract holders to benefit from the lower sub-advisory fee effective January 1, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group
BHFTI-594

Brighthouse Funds Trust I
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Victory Sycamore Mid Cap Value Portfolio.  The Board considered the following information in relation to the Advisory Agreement with the Adviser and Victory Capital Management Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board also considered that the Portfolio underperformed the average of its Performance Universe for the one-year period ended June 30, 2024 and outperformed the average of its Performance Universe for the three- and five-year periods ended June 30, 2024. The Board took into account that the Portfolio underperformed its benchmark, the Russell Midcap Value Index, for the one-year period ended October 31, 2024 and outperformed the same benchmark for the three- and five-year periods ended October 31, 2024. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board further noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
Western Asset Management Government Income Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Western Asset Management Company, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2024. The Board further considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. Government Bond Index, and its blended benchmark for the one-year period ended October 31, 2024, and underperformed the same benchmarks for the three- and five-year periods ended October 31, 2024. The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio. The Board further noted that the Sub-Adviser did not manage the Portfolio for all of the periods referenced.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, and above the Expense Universe median and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size.
BHFTI-595

Quarterly Portfolio Schedule
The Trust files its complete schedule of portfolio holdings as an attachment to Form N-PORT for the first and third quarters of each fiscal year. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling (800) 848-3854.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending December 31 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. INGEFP4-998-0225 © 2025 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio December 31, 2024

Common stocks 96.00%		Shares	Value (000)
Information technology 27.29%
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	$461,695
	Microsoft Corp.	1,065,401	449,067
	NVIDIA Corp.	2,424,287	325,557
	Broadcom, Inc.	929,070	215,396
	ASML Holding NV (ADR)	161,087	111,646
	ASML Holding NV	144,800	101,835
	Apple, Inc.	455,566	114,083
	Synopsys, Inc.[1]	181,103	87,900
	Shopify, Inc., Class A, subordinate voting shares[1]	608,475	64,699
	Arista Networks, Inc.[1]	506,932	56,031
	EPAM Systems, Inc.[1]	187,399	43,818
	Capgemini SE	255,102	41,614
	Samsung Electronics Co., Ltd.	1,068,680	38,567
	Keyence Corp.	69,400	28,239
	SAP SE	74,491	18,230
	NEC Corp.	179,300	15,403
	International Business Machines Corp.	48,049	10,563
	Fair Isaac Corp.[1]	4,311	8,583
	Xero, Ltd.[1]	61,011	6,344
			2,199,270

Consumer discretionary 14.82%
	Chipotle Mexican Grill, Inc.[1]	2,239,950	135,069
	LVMH Moët Hennessy-Louis Vuitton SE	184,476	120,627
	Amazon.com, Inc.[1]	542,180	118,949
	Booking Holdings, Inc.	18,300	90,922
	Renault SA	1,688,781	81,825
	Prosus NV, Class N	1,846,586	73,232
	Trip.com Group, Ltd. (ADR)[1]	932,676	64,038
	InterContinental Hotels Group PLC	360,000	44,844
	MercadoLibre, Inc.[1]	24,475	41,618
	LKQ Corp.	1,041,420	38,272
	MGM China Holdings, Ltd.	28,793,200	36,854
	Sanrio Co., Ltd.	950,000	33,111
	Starbucks Corp.	362,693	33,096
	lululemon athletica, Inc.[1]	82,202	31,435
	Inchcape PLC	2,991,192	28,655
	Entain PLC	3,341,847	28,622
	Flutter Entertainment PLC[1]	96,717	24,996
	Moncler SpA	449,770	23,889
	Restaurant Brands International, Inc. (CAD denominated)	318,949	20,788
	Zomato, Ltd.[1]	5,105,881	16,557
	Industria de Diseño Textil, SA	321,937	16,482
	Global-E Online, Ltd.[1]	300,000	16,359
	Ferrari NV (EUR denominated)	34,905	14,976
	Wynn Macau, Ltd.	21,430,000	14,874
	Home Depot, Inc.	35,621	13,856
	YUM! Brands, Inc.	94,493	12,677
	Guzman y Gomez, Ltd.[1]	434,906	10,892
	Evolution AB	88,523	6,795
			1,194,310

Industrials 14.16%
	Safran SA	727,948	159,017
	Comfort Systems USA, Inc.	278,016	117,895
	Ingersoll-Rand, Inc.	770,946	69,740
	Caterpillar, Inc.	185,000	67,111
	ITOCHU Corp.	1,329,660	65,448
	TransDigm Group, Inc.	50,071	63,454
	Schneider Electric SE	239,546	59,215
	Copart, Inc.[1]	1,011,807	58,068
	Ryanair Holdings PLC (ADR)	1,069,423	46,616

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Airbus SE, non-registered shares	268,262	$42,756
	GT Capital Holdings, Inc.	3,520,121	39,893
	Howmet Aerospace, Inc.	262,240	28,681
	Hitachi, Ltd.	1,115,800	27,425
	Boeing Co. (The)[1]	149,146	26,399
	Honeywell International, Inc.	111,501	25,187
	Alliance Global Group, Inc.	156,400,700	24,275
	ASSA ABLOY AB, Class B	777,100	22,846
	Techtronic Industries Co., Ltd.	1,679,500	22,140
	DSV A/S	97,734	20,692
	Daikin Industries, Ltd.	151,500	17,749
	General Electric Co.	102,437	17,085
	BayCurrent, Inc.	502,900	16,876
	Saab AB, Class B	797,272	16,816
	Carrier Global Corp.	242,000	16,519
	RS Group PLC	1,745,907	14,867
	Eaton Corp. PLC	39,327	13,051
	Recruit Holdings Co., Ltd.	167,400	11,647
	TFI International, Inc. (CAD denominated)	73,941	9,992
	Kongsberg Gruppen ASA	80,834	9,093
	SMC Corp.	22,500	8,761
	NIBE Industrier AB, Class B	360,248	1,411
			1,140,725

Financials 13.21%
	Visa, Inc., Class A	329,788	104,226
	3i Group PLC	2,292,674	101,852
	Aon PLC, Class A	244,466	87,802
	Fiserv, Inc.[1]	409,913	84,204
	AXA SA	2,209,893	78,573
	Citigroup, Inc.	890,292	62,668
	Brookfield Corp., Class A	766,870	44,057
	Blackstone, Inc.	255,000	43,967
	Tradeweb Markets, Inc., Class A	332,600	43,544
	CVC Capital Partners PLC[1]	1,959,718	42,951
	Prudential PLC	5,189,848	41,376
	Ameriprise Financial, Inc.	67,606	35,995
	VZ Holding AG	201,422	31,969
	Société Générale	1,134,000	31,751
	Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	25,269
	UBS Group AG	794,665	24,232
	CME Group, Inc., Class A	103,473	24,030
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	23,580
	Japan Post Insurance Co., Ltd.	1,156,950	21,144
	Eurobank Ergasias Services and Holdings SA	8,619,374	19,850
	Swissquote Group Holding, Ltd.	43,329	16,591
	XP, Inc., Class A	1,360,351	16,120
	KKR & Co., Inc.	101,586	15,026
	Axis Bank, Ltd.	913,022	11,339
	FinecoBank SpA	635,542	11,106
	Skandinaviska Enskilda Banken AB, Class A	608,175	8,334
	AIA Group, Ltd.	913,107	6,605
	Jackson Financial, Inc., Class A	44,327	3,860
	GMO Payment Gateway, Inc.	44,100	2,214
			1,064,235

Health care 11.87%
	Novo Nordisk AS, Class B	2,064,144	177,655
	Eli Lilly and Co.	209,940	162,074
	Vertex Pharmaceuticals, Inc.[1]	247,071	99,495
	UnitedHealth Group, Inc.	181,500	91,814
	Thermo Fisher Scientific, Inc.	160,880	83,695

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Regeneron Pharmaceuticals, Inc.[1]	83,600	$59,551
	Centene Corp.[1]	580,852	35,188
	Cigna Group (The)	126,281	34,871
	Pfizer, Inc.	1,305,400	34,632
	Sanofi	347,738	33,628
	Alnylam Pharmaceuticals, Inc.[1]	123,340	29,023
	Argenx SE (ADR)[1]	42,456	26,110
	EssilorLuxottica SA	90,005	21,871
	Siemens Healthineers AG	345,670	18,328
	Zoetis, Inc., Class A	90,200	14,696
	DexCom, Inc.[1]	179,440	13,955
	Bayer AG	537,074	10,742
	Pro Medicus, Ltd.	48,121	7,420
	Viatris, Inc.	110,678	1,378
	Euroapi SA1,2	5,869	18
			956,144

Communication services 5.74%
	Alphabet, Inc., Class A	948,455	179,543
	Meta Platforms, Inc., Class A	242,200	141,810
	Publicis Groupe SA	400,000	42,376
	Schibsted ASA, Class A	902,722	27,967
	CTS Eventim AG & Co. KGaA	224,500	18,980
	Bharti Airtel, Ltd.	868,779	16,093
	Tencent Holdings, Ltd.	297,100	15,877
	Spotify Technology SA1	30,382	13,592
	Nintendo Co., Ltd.	111,300	6,483
			462,721

Consumer staples 3.13%
	Costco Wholesale Corp.	48,946	44,848
	British American Tobacco PLC	863,200	31,301
	Dollar General Corp.	408,173	30,948
	Carrefour SA, non-registered shares	1,782,485	25,353
	Monster Beverage Corp.[1]	440,000	23,126
	Pernod Ricard SA	192,833	21,567
	Nestlé SA	261,067	21,407
	Philip Morris International, Inc.	167,000	20,098
	Walgreens Boots Alliance, Inc.	1,941,300	18,112
	Kweichow Moutai Co., Ltd., Class A	74,500	15,525
			252,285

Energy 2.69%
	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	96,037
	Schlumberger NV	1,172,369	44,949
	Tourmaline Oil Corp.	612,792	28,358
	TotalEnergies SE	297,902	16,554
	Reliance Industries, Ltd.	1,105,000	15,652
	NAC Kazatomprom JSC (GDR)	404,535	15,271
			216,821

Materials 2.06%
	Linde PLC	248,153	103,894
	Amcor PLC (CDI)	3,567,000	33,070
	LyondellBasell Industries NV	199,925	14,849
	First Quantum Minerals, Ltd.[1]	1,128,850	14,552
			166,365

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.55%
	Torrent Power, Ltd.	1,918,769	$33,303
	FirstEnergy Corp.	286,296	11,389
			44,692

Real estate 0.48%
	Goodman Logistics (HK), Ltd. REIT	1,750,331	38,629
	Total common stocks (cost: $4,815,819,000)		7,736,197
Preferred securities 0.25%
Information technology 0.25%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	663,600	19,900
	Total preferred securities (cost: $19,864,000)		19,900

Short-term securities 3.52%
Money market investments 3.52%
	Capital Group Central Cash Fund 4.50%[3,4]	2,835,168	283,574

Money market investments purchased with collateral from securities on loan 0.00%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[3,5]	7,413	7
	Total short-term securities (cost: $283,529,000)		283,581
	Total investment securities 99.77% (cost: $5,119,212,000)		8,039,678
	Other assets less liabilities 0.23%		18,645
	Net assets 100.00%		$8,058,323

American Funds Insurance Series	4

Global Growth Fund (continued)
Investments in affiliates4

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.52%
Money market investments 3.52%
Capital Group Central Cash Fund 4.50%[3]	$295,088	$2,203,992	$2,215,565	$(6)	$65	$283,574	$17,545

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $17,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio December 31, 2024

Common stocks 96.58%		Shares	Value (000)
Industrials 23.73%
	CBIZ, Inc.[1]	644,848	$52,768
	International Container Terminal Services, Inc.	4,208,330	28,071
	Cleanaway Waste Management, Ltd.	15,692,698	25,722
	TriNet Group, Inc.	280,679	25,477
	Trelleborg AB, Class B	741,923	25,341
	UL Solutions, Inc., Class A	424,269	21,163
	Diploma PLC	365,247	19,427
	VSE Corp.	198,919	18,917
	Alaska Air Group, Inc.[1]	275,000	17,806
	AZEK Co., Inc. (The), Class A1	373,156	17,714
	Qantas Airways, Ltd.[1]	3,113,684	17,249
	Hensoldt AG	471,092	16,828
	Interpump Group SpA	365,471	16,238
	ICF International, Inc.	134,555	16,040
	Visional, Inc.[1,2]	312,872	15,847
	Comfort Systems USA, Inc.	35,109	14,888
	Saia, Inc.[1]	31,538	14,373
	Godrej Industries, Ltd.[1]	1,032,000	14,055
	MISUMI Group, Inc.	911,206	14,011
	Inox Wind, Ltd.	6,322,938	13,341
	Nexans SA	121,699	13,041
	Dayforce, Inc.[1]	176,930	12,852
	LS Electric Co., Ltd.	119,255	12,759
	First Advantage Corp.[1,2]	670,201	12,553
	Air Lease Corp., Class A	250,000	12,053
	Carel Industries SpA	608,698	11,665
	IMCD NV	71,833	10,638
	Engcon AB, Class B2	1,007,791	9,525
	Applied Industrial Technologies, Inc.	39,533	9,467
	Rumo SA	3,114,705	8,993
	XPO, Inc.[1]	63,304	8,302
	Howden Joinery Group PLC	831,191	8,225
	Reliance Worldwide Corp., Ltd.	2,633,607	8,163
	Casella Waste Systems, Inc., Class A1	76,280	8,071
	Instalco AB2	2,572,433	7,663
	Takasago Thermal Engineering Co., Ltd.	183,600	7,416
	Trex Co., Inc.[1]	102,977	7,109
	Sterling Infrastructure, Inc.[1]	41,977	7,071
	Embraer SA1	758,700	6,950
	CSW Industrials, Inc.	19,652	6,933
	Addtech AB, Class B	245,222	6,663
	Beijer Ref AB, Class B	445,805	6,558
	Sinfonia Technology Co., Ltd.	156,600	6,288
	Wizz Air Holdings PLC[1]	340,978	6,098
	dormakaba Holding AG	8,454	5,998
	Matson, Inc.	44,122	5,949
	Sulzer AG	40,000	5,770
	REV Group, Inc.	180,777	5,761
	SATS, Ltd.	2,022,100	5,387
	Georg Fischer AG	69,127	5,225
	KEI Industries, Ltd.	92,772	4,803
	MonotaRO Co., Ltd.	282,600	4,749
	Kurita Water Industries, Ltd.	125,000	4,351
	Cargotec OYJ, Class B, non-registered shares	78,655	4,179
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1,2]	495,025	3,683
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A1	389,130	292
	THK Co., Ltd.[2]	165,900	3,804
	GVS SpA[1]	724,642	3,670
	Byrna Technologies, Inc.[1]	124,671	3,592
	EuroGroup Laminations SpA[2]	1,086,059	3,148
	Adecco Group AG	122,813	3,024

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Loar Holdings, Inc.[1]	40,100	$2,964
	Herc Holdings, Inc.	15,514	2,937
	IndiaMart InterMesh, Ltd.	110,684	2,900
	SPIE SA	83,907	2,603
	Localiza Rent a Car SA, ordinary nominative shares[1]	430,853	2,245
	Delhivery Ltd.[1]	433,780	1,747
	McGrath RentCorp	4,336	485
			709,598

Consumer discretionary 16.33%
	DraftKings, Inc., Class A1	1,000,000	37,200
	Skechers USA, Inc., Class A1	537,293	36,128
	Entain PLC	3,696,208	31,657
	Lands’ End, Inc.[1,3]	2,100,000	27,594
	Boot Barn Holdings, Inc.[1]	163,055	24,755
	CAVA Group, Inc.[1]	209,414	23,622
	Ollies Bargain Outlet Holdings, Inc.[1]	208,086	22,833
	Wyndham Hotels & Resorts, Inc.	194,040	19,557
	Thor Industries, Inc.	201,786	19,313
	Inchcape PLC	1,795,461	17,200
	Sega Sammy Holdings, Inc.	843,700	16,364
	Genius Sports, Ltd.[1]	1,540,078	13,322
	YETI Holdings, Inc.[1]	336,638	12,964
	Light & Wonder, Inc.[1]	147,860	12,772
	Evolution AB	151,003	11,590
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,976,369	11,443
	Ermenegildo Zegna NV2	1,333,160	11,012
	Champion Homes, Inc.[1]	118,120	10,406
	On Holding AG, Class A1	177,977	9,748
	tonies SE, Class A1	1,149,156	9,027
	Chalet Hotels, Ltd.[1]	790,221	8,979
	Aditya Vision, Ltd.	1,409,045	8,379
	Shoei Co., Ltd.	563,400	8,020
	Five Below, Inc.[1]	66,857	7,017
	Tube Investments of India, Ltd.	166,232	6,929
	TopBuild Corp.[1]	22,196	6,911
	Camping World Holdings, Inc., Class A	320,832	6,763
	Cairn Homes PLC	2,768,483	6,643
	Steven Madden, Ltd.	145,406	6,183
	Guzman y Gomez, Ltd.[1]	241,378	6,045
	Zalando SE, non-registered shares[1]	158,289	5,309
	Sanrio Co., Ltd.	150,500	5,246
	Patrick Industries, Inc.	60,321	5,011
	MRF, Ltd.	3,180	4,843
	Lottomatica Group SpA	324,745	4,327
	Yonex Co., Ltd.	243,900	3,317
	Smartfit Escola de Ginástica e Dança SA	961,263	2,633
	Haichang Ocean Park Holdings, Ltd.[1,2]	25,170,000	1,815
	Wolverine World Wide, Inc.	71,977	1,598
	Crocs, Inc.[1]	14,031	1,537
	Arhaus, Inc., Class A	152,564	1,434
	EIH, Ltd.	163,557	802
			488,248

Health care 14.99%
	Haemonetics Corp.[1]	725,905	56,680
	Insulet Corp.[1]	207,210	54,095
	Masimo Corp.[1]	184,994	30,579
	Max Healthcare Institute, Ltd.	1,790,953	23,600
	Ensign Group, Inc. (The)	165,067	21,931
	Glenmark Pharmaceuticals, Ltd.	1,083,549	20,342
	Integer Holdings Corp.[1]	143,655	19,037

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Aster DM Healthcare, Ltd.	2,654,994	$15,927
	DiaSorin Italia SpA	139,449	14,375
	Vaxcyte, Inc.[1]	169,969	13,914
	Structure Therapeutics, Inc. (ADR)[1,2]	502,777	13,635
	Vimian Group AB (publ)[1]	3,674,771	13,216
	Bachem Holding AG2	198,039	12,608
	Ambu AS, Class B, non-registered shares	849,282	12,267
	Denali Therapeutics, Inc.[1]	593,546	12,096
	CONMED Corp.	165,469	11,325
	SKAN Group AG	122,496	10,279
	Encompass Health Corp.	110,946	10,246
	BridgeBio Pharma, Inc.[1]	224,917	6,172
	BridgeBio Pharma, Inc.[1,4]	134,457	3,689
	Establishment Labs Holdings, Inc.[1,2]	187,220	8,625
	Praxis Precision Medicines, Inc.[1]	105,510	8,120
	IDEAYA Biosciences, Inc.[1]	249,395	6,409
	ICON PLC[1]	29,656	6,219
	LivaNova PLC[1]	124,551	5,768
	iRhythm Technologies, Inc.[1]	59,421	5,358
	Addus HomeCare Corp.[1]	41,132	5,156
	Integra LifeSciences Holdings Corp.[1]	222,254	5,041
	Dr. Lal PathLabs, Ltd.	121,328	4,249
	Nordhealth AS, Class A1	1,068,506	4,156
	Angelalign Technology, Inc.	515,348	3,901
	AddLife AB, Class B	280,870	3,489
	Indegene, Ltd.[1]	233,033	1,641
	Indegene, Ltd.[1,5]	110,616	779
	Carl Zeiss Meditec AG, non-registered shares	45,549	2,146
	Hapvida Participações e Investimentos SA1	3,421,086	1,235
			448,305

Information technology 13.74%
	PAR Technology Corp.[1]	568,143	41,287
	PAR Technology Corp.[1,4]	325,484	23,653
	Silicon Laboratories, Inc.[1]	279,667	34,740
	Pegasystems, Inc.	268,191	24,995
	Credo Technology Group Holding, Ltd.[1]	358,268	24,079
	MACOM Technology Solutions Holdings, Inc.[1]	180,686	23,473
	Confluent, Inc., Class A1	647,799	18,112
	Q2 Holdings, Inc.[1]	176,773	17,792
	eMemory Technology, Inc.	168,430	17,112
	Maruwa Co., Ltd.	54,101	16,322
	Semtech Corp.[1]	262,527	16,237
	Klaviyo, Inc., Class A1	328,169	13,534
	Insight Enterprises, Inc.[1]	84,243	12,813
	Allegro MicroSystems, Inc.[1]	534,708	11,689
	Unity Software, Inc.[1]	458,114	10,294
	Xiamen Faratronic Co., Ltd., Class A	619,767	10,084
	King Slide Works Co., Ltd.	177,409	8,347
	Riken Keiki Co., Ltd.	292,200	7,069
	GitLab, Inc., Class A1	122,971	6,929
	Topicus.com, Inc., subordinate voting shares	80,400	6,798
	Tanla Platforms, Ltd.	773,627	6,052
	MKS Instruments, Inc.	56,170	5,864
	Tokyo Seimitsu Co., Ltd.	124,023	5,674
	MongoDB, Inc., Class A1	21,932	5,106
	Kokusai Electric Corp.[2]	373,779	4,972
	Lumentum Holdings, Inc.[1]	58,152	4,882
	Bentley Systems, Inc., Class B	96,702	4,516
	Softcat PLC	231,551	4,402
	Alphawave IP Group PLC[1,2]	4,021,539	4,245
	ASMPT, Ltd.	420,800	4,065

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Globant SA1	16,689	$3,578
	SentinelOne, Inc., Class A1	135,357	3,005
	SINBON Electronics Co., Ltd.	327,000	2,606
	LEM Holding SA	3,014	2,461
	HPSP Co., Ltd.	133,836	2,323
	Silvaco Group, Inc.[1,2]	158,261	1,279
	Yotpo, Ltd.[1,4,6]	678,736	550
			410,939

Financials 12.46%
	Stifel Financial Corp.	271,050	28,753
	Cholamandalam Investment and Finance Co., Ltd.	2,069,733	28,626
	Eurobank Ergasias Services and Holdings SA	11,259,860	25,931
	Vontobel Holding AG	339,219	23,752
	HDFC Asset Management Co., Ltd.	480,000	23,487
	Glacier Bancorp, Inc.	406,597	20,419
	SLM Corp.	683,650	18,855
	Lazard, Inc., Class A	352,971	18,171
	United Community Banks, Inc.	487,085	15,738
	IIFL Finance, Ltd.	3,028,075	14,578
	SiriusPoint, Ltd.[1]	800,000	13,112
	Banco del Bajio, SA2	6,460,770	12,936
	CVB FINANCIAL CORP	595,132	12,742
	Janus Henderson Group PLC	297,400	12,648
	Fukuoka Financial Group, Inc.	500,000	12,542
	Independent Bank Group, Inc.	171,590	10,410
	Baldwin Insurance Group, Inc. (The), Class A1	251,109	9,733
	Asia Commercial Joint Stock Bank	8,309,605	9,001
	360 ONE WAM, Ltd.	576,094	8,407
	Pluxee NV	385,218	7,416
	Five-Star Business Finance, Ltd.[1]	789,146	7,129
	Bridgepoint Group PLC	1,572,795	7,023
	Patria Investments, Ltd., Class A	572,494	6,658
	Haci Ömer Sabanci Holding AS	2,013,292	5,464
	Discovery, Ltd.	483,482	4,990
	EFG International AG	334,117	4,842
	JB Financial Group Co., Ltd.	294,756	3,257
	Capitec Bank Holdings, Ltd.	14,270	2,370
	BNK Financial Group, Inc.	252,332	1,763
	AvidXchange Holdings, Inc.[1]	164,986	1,706
			372,459

Materials 4.07%
	Knife River Corp.[1]	266,823	27,120
	Materion Corp.	201,513	19,926
	Sumitomo Bakelite Co., Ltd.	592,959	14,371
	LANXESS AG	383,749	9,379
	Lundin Mining Corp.	1,000,000	8,605
	Huhtamäki OYJ	242,662	8,583
	Lundin Gold, Inc.	300,000	6,399
	Resonac Holdings Co., Ltd.[2]	228,800	5,747
	Cabot Corp.	48,229	4,404
	Verallia SAS	150,450	3,784
	Acerinox, SA	330,000	3,218
	LINTEC Corp.	163,900	3,152
	Osaka Soda Co., Ltd.	149,300	1,875
	Umicore SA	181,924	1,867
	NV Bekaert SA	53,808	1,863
	Mayr-Melnhof Karton AG, non-registered shares	17,249	1,421
			121,714

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 3.76%
	Lions Gate Entertainment Corp., Class B1	3,347,177	$25,271
	Indosat Tbk PT	135,085,677	20,754
	Springer Nature AG & Co. KGaA, non-registered shares[1]	578,174	16,284
	Magnite, Inc.[1]	807,491	12,855
	Rightmove PLC	1,209,594	9,685
	Future PLC	725,208	8,378
	JCDecaux SE1	388,617	6,088
	Nexstar Media Group, Inc.	38,447	6,074
	Globalstar, Inc.[1]	2,083,518	4,313
	Nippon Television Holdings, Inc.	80,900	1,399
	Bharti Hexacom, Ltd.	75,930	1,292
			112,393

Real estate 2.48%
	Embassy Office Parks REIT	6,564,847	28,321
	Altus Group, Ltd.	259,702	10,117
	Macrotech Developers, Ltd.	442,564	7,182
	ESR-REIT REIT	35,947,873	6,712
	Mindspace Business Parks REIT	1,250,000	5,276
	Charter Hall Group REIT	587,917	5,231
	UMH Properties, Inc. REIT	275,000	5,192
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	4,849
	Fibra Uno Administración REIT, SA de CV	1,403,100	1,394
			74,274

Utilities 1.76%
	Neoenergia SA	4,812,041	14,730
	Black Hills Corp.	219,676	12,855
	Talen Energy Corp.[1]	62,137	12,519
	SembCorp Industries, Ltd.	1,536,800	6,210
	ACEN Corp.	89,624,592	6,186
			52,500

Energy 1.68%
	Weatherford International	145,888	10,450
	NuVista Energy, Ltd.[1]	986,277	9,482
	Noble Corp. PLC, Class A	279,386	8,773
	Aegis Logistics Ltd.	790,464	7,571
	CNX Resources Corp.[1]	200,000	7,334
	Vista Energy, SAB de CV, Class A (ADR)[1]	124,514	6,738
			50,348

Consumer staples 1.58%
	BBB Foods, Inc., Class A1	616,758	17,442
	Universal Robina Corp.	10,450,635	14,254
	Apotea Sverige AB1	845,173	6,421
	Kobe Bussan Co., Ltd.	235,935	5,186
	Bakkafrost P/F	70,866	3,947
			47,250
	Total common stocks (cost: $2,192,148,000)		2,888,028
Preferred securities 0.75%
Information technology 0.50%
	SmartHR, Inc., Series D, preferred shares[1,4,6]	3,006	11,207
	Yotpo, Ltd., Series F, preferred shares[1,4,6]	2,158,609	1,748
	Yotpo, Ltd., Series B, preferred shares[1,4,6]	287,894	233
	Yotpo, Ltd., Series C, preferred shares[1,4,6]	274,070	222
	Yotpo, Ltd., Series A-1, preferred shares[1,4,6]	183,819	149
	Yotpo, Ltd., Series A, preferred shares[1,4,6]	89,605	73
	Yotpo, Ltd., Series C-1, preferred shares[1,4,6]	75,980	62

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Preferred securities (continued)			Shares	Value (000)
Information technology (continued)
	Yotpo, Ltd., Series D, preferred shares[1,4,6]		42,368	$34
	Yotpo, Ltd., Series B-1, preferred shares[1,4,6]		33,838	27
	Outreach Corp., Series G, preferred shares[1,4,6]		154,354	1,104
				14,859

Financials 0.25%
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]		641,250	7,625
	Total preferred securities (cost: $28,670,000)			22,484
Rights & warrants 0.00%
Consumer discretionary 0.00%
	Smartfit Escola de Ginástica e Dança S.A., rights, expire 2/4/2025[1]		18,049	2

Convertible bonds & notes 0.20%			Principal amount (000)
Information technology 0.20%
	Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030		USD600	518
	Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029		13,359	5,603
	Total convertible bonds & notes (cost: $7,170,000)			6,121
Short-term securities 3.83%		Weighted average yield at acquisition
Bills & notes of governments & government agencies outside the U.S. 1.43%
	British Columbia (Province of) 1/17/2025	4.262%	43,000	42,912

Commercial paper 1.17%
	Nestlé Finance International, Ltd. 1/16/2025 1/16/2025[7]	4.306	35,000	34,934
			Shares
Money market investments purchased with collateral from securities on loan 0.69%
	Capital Group Central Cash Fund 4.50%[3,8,9]		199,233	19,927
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[8,9]		703,994	705
				20,632

Money market investments 0.54%
	Capital Group Central Cash Fund 4.50%[3,8]		159,973	16,001
	Total short-term securities (cost: $114,480,000)			114,479
	Total investment securities 101.36% (cost: $2,342,468,000)			3,031,114
	Other assets less liabilities (1.36)%			(40,655)
	Net assets 100.00%			$2,990,459

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$7,518	$27,594	$—
Short-term securities 1.21%
Money market investments 0.54%
Capital Group Central Cash Fund 4.50%[8]	112,453	652,148	748,637	28	9	16,001	5,626
Money market investments purchased with collateral from securities on loan 0.67%
Capital Group Central Cash Fund 4.50%[8,9]	4,926	15,001 [10]				19,927	— [11]
Total short-term securities						35,928
Total 2.14%				$28	$7,527	$63,522	$5,626
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	$14,344	$11,207	.37%
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	1,748.06
Yotpo, Ltd.[1,6]	3/16/2021	1,418	550.02
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	233.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	222.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	149	.00 [12]
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	73	.00 [12]
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	62	.00 [12]
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	34	.00 [12]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	27	.00 [12]
IndiaMart InterMesh, Ltd.	2/8/2024-10/21/2024	3,688	2,900.10
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,518	1,104.04
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	12/11/2024	600	518.02
Total		$31,380	$18,827	.63%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $30,764,000, which represented 1.03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $18,827,000, which represented .63% of the net assets of the fund.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $779,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Value determined using significant unobservable inputs.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,934,000, which represented 1.17% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

American Funds Insurance Series	12

Global Small Capitalization Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund
Investment portfolio December 31, 2024

Common stocks 97.76%		Shares	Value (000)
Information technology 23.86%
	Microsoft Corp.	4,957,356	$2,089,526
	Broadcom, Inc.	8,231,103	1,908,299
	NVIDIA Corp.	12,794,276	1,718,143
	Shopify, Inc., Class A, subordinate voting shares[1]	7,511,178	798,664
	Apple, Inc.	2,603,037	651,852
	Cloudflare, Inc., Class A1	5,111,309	550,386
	Salesforce, Inc.	1,391,913	465,358
	Taiwan Semiconductor Manufacturing Co., Ltd.	11,888,000	388,185
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	73,276
	MicroStrategy, Inc., Class A1	1,479,411	428,467
	Micron Technology, Inc.	3,682,235	309,897
	Constellation Software, Inc.	93,749	289,892
	Motorola Solutions, Inc.	512,000	236,662
	Synopsys, Inc.[1]	441,681	214,374
	Applied Materials, Inc.	791,069	128,652
	ASML Holding NV (ADR)	159,102	110,270
	ASML Holding NV	25,261	17,766
	Adobe, Inc.[1]	264,824	117,762
	SK hynix, Inc.	1,000,000	113,472
	Unity Software, Inc.[1]	4,935,607	110,903
	Dell Technologies, Inc., Class C	911,886	105,086
	DocuSign, Inc.[1]	922,000	82,925
	SAP SE	324,303	79,368
	AppLovin Corp., Class A1	243,000	78,691
	Atlassian Corp., Class A1	313,972	76,414
	ServiceNow, Inc.[1]	65,934	69,898
	RingCentral, Inc., Class A1	1,465,500	51,307
	Roper Technologies, Inc.	61,350	31,893
	Flex, Ltd.[1]	670,000	25,721
	ASM International NV	41,358	23,597
	Fair Isaac Corp.[1]	10,501	20,907
	MKS Instruments, Inc.	101,047	10,548
	Stripe, Inc., Class B1,2,3	168,598	4,638
			11,382,799

Communication services 19.85%
	Meta Platforms, Inc., Class A	7,034,394	4,118,708
	Netflix, Inc.[1]	2,807,260	2,502,167
	Alphabet, Inc., Class C	6,311,758	1,202,011
	Alphabet, Inc., Class A	4,065,328	769,567
	Charter Communications, Inc., Class A1	877,339	300,726
	Snap, Inc., Class A, nonvoting shares[1]	27,200,000	292,944
	Take-Two Interactive Software, Inc.[1]	410,918	75,642
	T-Mobile US, Inc.	265,000	58,493
	Comcast Corp., Class A	1,343,725	50,430
	Pinterest, Inc., Class A1	1,652,216	47,914
	Electronic Arts, Inc.	133,146	19,479
	Frontier Communications Parent, Inc.[1]	432,336	15,002
	Live Nation Entertainment, Inc.[1]	104,600	13,546
			9,466,629

Consumer discretionary 15.98%
	Tesla, Inc.[1]	7,509,093	3,032,472
	Amazon.com, Inc.[1]	5,353,667	1,174,541
	Royal Caribbean Cruises, Ltd.	2,278,615	525,654
	DoorDash, Inc., Class A1	3,000,000	503,250
	Chipotle Mexican Grill, Inc.[1]	3,319,893	200,190
	Tractor Supply Co.	3,325,000	176,425
	Airbnb, Inc., Class A1	1,335,319	175,474
	Home Depot, Inc.	436,781	169,903
	Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	156,823
	Booking Holdings, Inc.	30,364	150,861

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Hermès International	61,000	$145,533
	Aramark	3,218,114	120,068
	NIKE, Inc., Class B	1,477,671	111,815
	Amadeus IT Group SA, Class A, non-registered shares	1,534,941	107,979
	O’Reilly Automotive, Inc.[1]	79,800	94,627
	Service Corp. International	1,123,495	89,677
	Evolution AB	1,012,589	77,723
	D.R. Horton, Inc.	478,018	66,836
	Ulta Beauty, Inc.[1]	150,000	65,240
	Rivian Automotive, Inc., Class A1,4	4,608,897	61,298
	Floor & Decor Holdings, Inc., Class A1	437,000	43,569
	Starbucks Corp.	443,476	40,467
	Flutter Entertainment PLC[1]	154,604	39,957
	Burlington Stores, Inc.[1]	137,767	39,272
	YUM! Brands, Inc.	246,744	33,103
	Aptiv Holdings, Ltd.[1]	518,218	31,342
	Five Below, Inc.[1]	252,000	26,450
	Wayfair, Inc., Class A1	514,000	22,780
	DraftKings, Inc., Class A1	608,086	22,621
	Polaris, Inc.	371,000	21,377
	Churchill Downs, Inc.	148,149	19,784
	Helen of Troy, Ltd.[1]	269,597	16,130
	Marriott International, Inc., Class A	56,000	15,621
	YETI Holdings, Inc.[1]	325,329	12,528
	TopBuild Corp.[1]	40,220	12,522
	Caesars Entertainment, Inc.[1]	356,300	11,908
	Hilton Worldwide Holdings, Inc.	36,119	8,927
			7,624,747

Health care 11.73%
	Intuitive Surgical, Inc.[1]	1,991,933	1,039,709
	Eli Lilly and Co.	782,664	604,217
	Vertex Pharmaceuticals, Inc.[1]	1,400,227	563,871
	UnitedHealth Group, Inc.	1,034,942	523,536
	Alnylam Pharmaceuticals, Inc.[1]	1,819,629	428,177
	Regeneron Pharmaceuticals, Inc.[1]	463,907	330,455
	Boston Scientific Corp.[1]	2,735,918	244,372
	Thermo Fisher Scientific, Inc.	403,339	209,829
	Illumina, Inc.[1]	1,365,139	182,424
	HCA Healthcare, Inc.	535,904	160,852
	Novo Nordisk AS, Class B	1,420,580	122,265
	Abbott Laboratories	997,405	112,816
	Danaher Corp.	408,661	93,808
	Sarepta Therapeutics, Inc.[1]	607,663	73,886
	Molina Healthcare, Inc.[1]	252,936	73,617
	Mettler-Toledo International, Inc.[1]	57,256	70,063
	Exact Sciences Corp.[1]	1,192,321	66,996
	BioNTech SE (ADR)[1]	562,734	64,124
	QIAGEN NV1	1,393,917	62,071
	Centene Corp.[1]	1,012,211	61,320
	Ascendis Pharma AS (ADR)[1]	444,896	61,249
	Ionis Pharmaceuticals, Inc.[1]	1,674,900	58,554
	Bristol-Myers Squibb Co.	944,357	53,413
	Guardant Health, Inc.[1]	1,705,050	52,089
	Insmed, Inc.[1]	726,167	50,135
	AstraZeneca PLC	343,952	44,774
	NovoCure, Ltd.[1]	1,498,493	44,655
	Veeva Systems, Inc., Class A1	156,283	32,858
	Verily Life Sciences, LLC[1,2,3]	300,178	31,351
	Align Technology, Inc.[1]	133,840	27,907
	IQVIA Holdings, Inc.[1]	105,500	20,732

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Amgen, Inc.	55,569	$14,483
	CRISPR Therapeutics AG1,4	334,619	13,171
	Biohaven, Ltd.[1]	65,550	2,448
			5,596,227

Industrials 10.63%
	TransDigm Group, Inc.	738,047	935,312
	Uber Technologies, Inc.[1]	6,127,000	369,581
	GE Vernova, Inc.	1,114,637	366,638
	General Electric Co.	2,046,671	341,364
	Quanta Services, Inc.	777,614	245,765
	Carrier Global Corp.	3,453,172	235,714
	Axon Enterprise, Inc.[1]	366,366	217,739
	Ingersoll-Rand, Inc.	2,296,640	207,754
	United Airlines Holdings, Inc.[1]	2,096,327	203,553
	Caterpillar, Inc.	499,375	181,153
	United Rentals, Inc.	253,448	178,539
	Ryanair Holdings PLC (ADR)	3,665,055	159,760
	Ryanair Holdings PLC	96,554	1,900
	Copart, Inc.[1]	2,348,144	134,760
	Boeing Co. (The)[1]	684,135	121,092
	FTAI Aviation, Ltd.	820,915	118,245
	Dayforce, Inc.[1]	1,586,142	115,217
	Eaton Corp. PLC	319,772	106,123
	Equifax, Inc.	366,771	93,472
	Republic Services, Inc.	437,004	87,916
	Old Dominion Freight Line, Inc.	490,000	86,436
	Southwest Airlines Co.	2,515,000	84,554
	Airbus SE, non-registered shares	426,445	67,967
	ITT, Inc.	343,000	49,008
	WillScot Holdings Corp., Class A1	1,437,590	48,087
	Casella Waste Systems, Inc., Class A1	440,826	46,644
	Northrop Grumman Corp.	94,803	44,490
	MTU Aero Engines AG	112,013	37,351
	XPO, Inc.[1]	263,564	34,566
	HEICO Corp.	137,622	32,718
	Paylocity Holding Corp.[1]	162,773	32,468
	Bombardier, Inc., Class B1	370,826	25,217
	FedEx Corp.	68,327	19,222
	Safran SA	64,065	13,995
	Saia, Inc.[1]	26,620	12,132
	Tetra Tech, Inc.	276,900	11,032
	Einride AB1,2,3	78,648	720
			5,068,204

Financials 8.19%
	Visa, Inc., Class A	2,748,550	868,652
	KKR & Co., Inc.	2,622,010	387,821
	Fiserv, Inc.[1]	1,815,629	372,967
	Bank of America Corp.	7,760,600	341,078
	Mastercard, Inc., Class A	595,726	313,691
	Toast, Inc., Class A1	6,420,036	234,010
	Apollo Asset Management, Inc.	1,286,147	212,420
	Blackstone, Inc.	954,531	164,580
	Affirm Holdings, Inc., Class A1	2,250,362	137,047
	Brookfield Corp., Class A	1,700,522	97,695
	Block, Inc., Class A1	920,219	78,209
	Blue Owl Capital, Inc., Class A	3,123,772	72,659
	Marsh & McLennan Companies, Inc.	325,585	69,158
	First Citizens BancShares, Inc., Class A	27,726	58,586
	Truist Financial Corp.	1,350,366	58,579
	Progressive Corp.	241,257	57,808

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Citigroup, Inc.	814,590	$57,339
	Ryan Specialty Holdings, Inc., Class A	870,000	55,819
	Capital One Financial Corp.	313,000	55,814
	Ares Management Corp., Class A	310,500	54,968
	UBS Group AG	1,535,000	46,808
	MSCI, Inc.	47,348	28,409
	Intercontinental Exchange, Inc.	176,208	26,257
	Discover Financial Services	122,282	21,183
	Aon PLC, Class A	57,337	20,593
	Arch Capital Group, Ltd.	159,854	14,763
			3,906,913

Energy 2.75%
	Halliburton Co.	11,600,000	315,404
	EOG Resources, Inc.	2,059,870	252,499
	Schlumberger NV	6,312,103	242,006
	Cenovus Energy, Inc. (CAD denominated)	10,602,535	160,722
	MEG Energy Corp.	7,061,794	115,940
	Canadian Natural Resources, Ltd. (CAD denominated)	2,847,609	87,917
	EQT Corp.	1,711,648	78,924
	ConocoPhillips	313,568	31,097
	Tourmaline Oil Corp.	596,759	27,616
			1,312,125

Consumer staples 2.19%
	Performance Food Group Co.[1]	3,559,500	300,956
	Costco Wholesale Corp.	287,855	263,753
	Target Corp.	900,000	121,662
	Philip Morris International, Inc.	711,723	85,656
	Dollar General Corp.	1,124,488	85,259
	Monster Beverage Corp.[1]	927,284	48,738
	Dollar Tree Stores, Inc.[1]	561,983	42,115
	Constellation Brands, Inc., Class A	147,125	32,514
	Keurig Dr Pepper, Inc.	903,000	29,004
	Estée Lauder Companies, Inc. (The), Class A	350,812	26,304
	Celsius Holdings, Inc.[1]	197,664	5,206
	JUUL Labs, Inc., Class A1,2,3,5	2,496,349	2,534
			1,043,701

Materials 1.48%
	Wheaton Precious Metals Corp.	2,842,409	159,857
	ATI, Inc.[1]	2,086,140	114,821
	Linde PLC	255,125	106,813
	Albemarle Corp.	1,072,000	92,278
	Grupo México, SAB de CV, Series B	19,156,155	90,889
	Royal Gold, Inc.	599,000	78,978
	Franco-Nevada Corp.	340,400	40,002
	Glencore PLC	5,275,000	23,193
			706,831

Utilities 0.61%
	Constellation Energy Corp.	720,882	161,269
	PG&E Corp.	6,311,495	127,366
			288,635

Real estate 0.49%
	CoStar Group, Inc.[1]	2,042,142	146,197
	Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	88,736
			234,933
	Total common stocks (cost: $19,708,330,000)		46,631,744

17	American Funds Insurance Series

Growth Fund (continued)
Preferred securities 0.25%		Shares	Value (000)
Information technology 0.25%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2,3]	2,763,342	$76,019
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	52,656	1,449
	PsiQuantum Corp., Series D, preferred shares[1,2,3]	906,761	38,311
	Tipalti Solutions, Ltd., Series F, preferred shares[1,2,3]	406,310	3,072
			118,851

Industrials 0.00%
	Einride AB, Series C, preferred shares[1,2,3]	154,765	1,416
	Total preferred securities (cost: $93,750,000)		120,267
Rights & warrants 0.03%
Information technology 0.03%
	Openai Global, LLC, rights[1,2,3]	13,740,540	13,740
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	53,352	— [6]
	Total rights & warrants (cost: $13,741,000)		13,740
Convertible stocks 0.01%
Materials 0.01%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	5,237

Industrials 0.00%
	ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,3]	809,003	565
	ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3]	171,920	120
	Total convertible stocks (cost: $18,269,000)		5,922
Short-term securities 2.23%
Money market investments 2.19%
	Capital Group Central Cash Fund 4.50%[7,8]	10,454,554	1,045,665

Money market investments purchased with collateral from securities on loan 0.04%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	14,975,169	14,975
	Capital Group Central Cash Fund 4.50%[7,8,9]	40,315	4,032
			19,007
	Total short-term securities (cost: $1,064,474,000)		1,064,672
	Total investment securities 100.28% (cost: $20,898,564,000)		47,836,345
	Other assets less liabilities (0.28)%		(133,402)
	Net assets 100.00%		$47,702,943

American Funds Insurance Series	18

Growth Fund (continued)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.19%
Capital Group Central Cash Fund 4.50%[7]	$588,273	$5,050,919	$4,593,709	$(5)	$187	$1,045,665	$55,620
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.50%[7,9]	5,032		1,000 [10]			4,032	— [11]
Total 2.20%				$(5)	$187	$1,049,697	$55,620
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2]	3/15/2023	$55,638	$76,019	.16%
Stripe, Inc., Class B1,2	5/6/2021	6,766	4,638.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	2,113	1,449	.00 [12]
PsiQuantum Corp., Series D, preferred shares[1,2]	5/28/2021	23,781	38,311.08
Verily Life Sciences, LLC[1,2]	12/21/2018	37,000	31,351.07
Openai Global, LLC, rights[1,2]	9/30/2024	13,741	13,740.03
Tipalti Solutions, Ltd., Series F, preferred shares[1,2]	12/1/2021	6,956	3,072.01
JUUL Labs, Inc., Class A1,2,5	7/29/2024	19,001	2,534	.00 [12]
Einride AB, Series C, preferred shares[1,2]	11/23/2022-8/1/2024	5,262	1,416	.00 [12]
Einride AB1,2	2/1/2023	2,674	720	.00 [12]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2]	12/14/2023	1,382	565	.00 [12]
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2]	10/22/2021	10,452	120	.00 [12]
Total		$184,766	$173,935	.36%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $173,935,000, which represented .36% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $20,610,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,534,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund
Investment portfolio December 31, 2024

Common stocks 93.82%		Shares	Value (000)
Industrials 20.63%
	Recruit Holdings Co., Ltd.	3,670,082	$255,353
	Airbus SE, non-registered shares	1,377,270	219,511
	Siemens AG	531,381	103,769
	Techtronic Industries Co., Ltd.	7,310,000	96,365
	Melrose Industries PLC	13,583,234	94,139
	MTU Aero Engines AG	229,720	76,601
	Rolls-Royce Holdings PLC[1]	10,425,950	74,180
	Diploma PLC	1,289,802	68,602
	Volvo AB, Class B	2,581,408	62,636
	Schneider Electric SE	226,770	56,057
	SMC Corp.	120,410	46,886
	International Container Terminal Services, Inc.	6,806,450	45,402
	Rumo SA	11,886,856	34,322
	Safran SA	152,619	33,339
	Daikin Industries, Ltd.	283,174	33,175
	Ashtead Group PLC	424,022	26,227
	Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	17,246
	Thales SA	92,053	13,134
	AtkinsRealis Group, Inc.	221,436	11,748
	Grab Holdings, Ltd., Class A1	2,056,505	9,707
	Deutsche Post AG	253,300	8,917
	Airports of Thailand PCL, foreign registered shares	4,083,600	7,050
	Kingspan Group PLC	76,000	5,528
			1,399,894

Information technology 14.58%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,960,936	227,299
	SAP SE	659,476	161,396
	Shopify, Inc., Class A, subordinate voting shares[1]	1,446,034	153,757
	ASML Holding NV	152,318	107,123
	SK hynix, Inc.	748,425	84,925
	Disco Corp.	127,900	34,523
	Constellation Software, Inc.	10,239	31,661
	Renesas Electronics Corp.	1,975,500	25,114
	Infineon Technologies AG	679,458	22,069
	Keyence Corp.	53,700	21,851
	Tokyo Electron, Ltd.	138,900	21,049
	STMicroelectronics NV	808,062	20,155
	NXP Semiconductors NV	96,785	20,117
	Tata Consultancy Services, Ltd.	411,789	19,642
	Zhongji Innolight Co., Ltd., Class A	956,800	16,151
	OBIC Co., Ltd.	255,000	7,566
	Canva, Inc.[1,2,3]	4,819	6,168
	BE Semiconductor Industries NV	38,396	5,193
	Samsung Electronics Co., Ltd.	110,160	3,975
			989,734

Consumer discretionary 11.05%
	MercadoLibre, Inc.[1]	82,885	140,941
	adidas AG	489,054	120,096
	Flutter Entertainment PLC[1]	255,834	66,120
	LVMH Moët Hennessy-Louis Vuitton SE	99,264	64,908
	Meituan, Class B1	2,920,000	56,653
	Evolution AB	586,121	44,989
	Ferrari NV (EUR denominated)	100,997	43,332
	Las Vegas Sands Corp.	766,828	39,384
	Maruti Suzuki India, Ltd.	255,266	32,340
	Sands China, Ltd.[1]	7,730,000	20,767
	NEXT PLC	165,572	19,677
	H World Group, Ltd. (ADR)	587,501	19,405
	PUMA SE, non-registered shares	276,959	12,669
	Zalando SE, non-registered shares[1]	354,654	11,895

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Galaxy Entertainment Group, Ltd.	2,820,000	$11,881
	Fast Retailing Co., Ltd.	33,500	11,316
	Stellantis NV	668,835	8,778
	Compagnie Financière Richemont SA, Class A	57,415	8,727
	Kering SA	26,349	6,458
	Hermès International	2,060	4,915
	Coupang, Inc., Class A1	205,714	4,522
			749,773

Financials 11.03%
	Nu Holdings, Ltd., Class A1	14,448,928	149,691
	Banco Bilbao Vizcaya Argentaria, SA	11,994,591	117,455
	NatWest Group PLC	14,661,543	73,797
	Standard Chartered PLC	5,888,269	72,536
	3i Group PLC	1,240,038	55,089
	KB Financial Group, Inc.	916,740	51,993
	Aegon, Ltd.	7,348,773	43,491
	ING Groep NV	2,687,965	42,031
	Kotak Mahindra Bank, Ltd.	1,625,203	33,835
	AIA Group, Ltd.	3,986,097	28,835
	HDFC Bank, Ltd. (ADR)	207,750	13,267
	HDFC Bank, Ltd.	532,601	11,017
	Mizuho Financial Group, Inc.	916,500	22,360
	Bank Mandiri (Persero) Tbk PT	27,858,000	9,807
	Bank Central Asia Tbk PT	13,486,900	8,082
	ICICI Bank, Ltd.	485,000	7,253
	Futu Holdings, Ltd. (ADR)	52,123	4,169
	Bajaj Finserv, Ltd.	195,550	3,576
			748,284

Health care 10.76%
	Daiichi Sankyo Co., Ltd.	9,090,425	249,871
	Novo Nordisk AS, Class B	2,661,633	229,079
	UCB SA	340,362	67,547
	Sanofi	468,082	45,265
	Zealand Pharma AS1	350,425	34,814
	Eurofins Scientific SE, non-registered shares	587,074	29,947
	Grifols, SA, Class A, non-registered shares[1]	2,252,585	21,262
	AstraZeneca PLC	146,842	19,115
	Alcon, Inc.	132,413	11,213
	WuXi AppTec Co., Ltd., Class H4	920,200	6,701
	WuXi AppTec Co., Ltd., Class A	288,960	2,176
	bioMérieux SA	71,913	7,688
	Ambu AS, Class B, non-registered shares	398,719	5,759
			730,437

Materials 10.49%
	First Quantum Minerals, Ltd.[1]	14,456,903	186,362
	Glencore PLC	38,713,759	170,220
	Ivanhoe Mines, Ltd., Class A1	6,385,274	75,782
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	43,619
	Shin-Etsu Chemical Co., Ltd.	1,525,800	50,458
	Anglo American PLC	1,626,353	48,185
	Rio Tinto PLC	585,198	34,447
	Grupo México, SAB de CV, Series B	5,747,400	27,269
	Arkema SA	189,600	14,458
	Smurfit Westrock PLC	211,114	11,371
	Air Liquide SA	67,630	10,934
	Akzo Nobel NV	178,117	10,695
	Nippon Sanso Holdings Corp.	338,100	9,389

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Nitto Denko Corp.	525,600	$8,789
	Antofagasta PLC	328,421	6,500
	DSM-Firmenich AG	30,930	3,123
			711,601

Communication services 6.77%
	Bharti Airtel, Ltd.	6,297,619	116,652
	Bharti Airtel, Ltd., interim shares	271,584	3,731
	Tencent Holdings, Ltd.	1,811,878	96,829
	Universal Music Group NV	2,900,417	74,017
	Sea, Ltd., Class A (ADR)[1]	677,385	71,870
	Deutsche Telekom AG	1,074,644	32,161
	Intouch Holdings PCL, foreign registered[1]	10,237,300	28,847
	Singapore Telecommunications, Ltd.	5,800,500	13,060
	NetEase, Inc.	673,316	12,012
	Advanced Info Service PCL, foreign registered shares	1,250,600	10,436
			459,615

Energy 4.05%
	Reliance Industries, Ltd.	11,090,400	157,096
	Canadian Natural Resources, Ltd. (CAD denominated)	1,990,782	61,464
	Cenovus Energy, Inc. (CAD denominated)	3,720,704	56,401
			274,961

Consumer staples 3.19%
	JBS SA	11,851,004	70,122
	Danone SA	871,867	58,663
	Ajinomoto Co., Inc.	1,148,150	46,719
	Kweichow Moutai Co., Ltd., Class A	79,152	16,494
	Suntory Beverage & Food, Ltd.[4]	322,200	10,228
	Avenue Supermarts, Ltd.[1]	198,145	8,241
	Treasury Wine Estates, Ltd.	843,782	5,917
			216,384

Utilities 1.00%
	Gulf Energy Development PCL, foreign registered	11,894,900	20,570
	Engie SA	991,006	15,709
	E.ON SE	1,035,361	12,055
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	760,600	10,897
	SembCorp Industries, Ltd.	2,195,700	8,872
			68,103

Real estate 0.27%
	ESR Group, Ltd.	6,639,483	10,224
	Ayala Land, Inc.	18,147,800	8,158
			18,382
	Total common stocks (cost: $4,746,087,000)		6,367,168
Preferred securities 0.35%
Consumer discretionary 0.20%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[4]	223,027	13,491

Financials 0.09%
	Itaú Unibanco Holding SA, preferred nominative shares	1,185,631	5,894

American Funds Insurance Series	22

International Fund (continued)
Preferred securities (continued)		Shares	Value (000)

Health care 0.05%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,835

Information technology 0.01%
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	540
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	23
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
			564
	Total preferred securities (cost: $36,565,000)		23,784
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
	Total rights & warrants (cost: $0)		— [5]

Short-term securities 5.86%
Money market investments 5.84%
	Capital Group Central Cash Fund 4.50%[6,7]	3,963,968	396,476

Money market investments purchased with collateral from securities on loan 0.02%
	Capital Group Central Cash Fund 4.50%[6,7,8]	9,998	1,000
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[6,8]	246,411	246
			1,246
	Total short-term securities (cost: $397,677,000)		397,722
	Total investment securities 100.03% (cost: $5,180,329,000)		6,788,674
	Other assets less liabilities (0.03)%		(2,156)
	Net assets 100.00%		$6,786,518
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.86%
Money market investments 5.84%
Capital Group Central Cash Fund 4.50%[6]	$202,026	$1,697,170	$1,502,773	$9	$44	$396,476	$13,875
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50%[6,8]	47	953 [9]				1,000	— [10]
Total 5.86%				$9	$44	$397,476	$13,875

23	American Funds Insurance Series

International Fund (continued)
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$43,619	.64%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	6,168.09
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	540.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	23	.00 [11]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [11]
Total		$41,929	$50,351	.74%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $50,351,000, which represented .74% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $5,960,000, which represented .09% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund®
Investment portfolio December 31, 2024

Common stocks 93.60%		Shares	Value (000)
Information technology 17.88%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,210,274	$202,787
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,019	1,584
	Microsoft Corp.	211,032	88,950
	Broadcom, Inc.	262,375	60,829
	NVIDIA Corp.	382,572	51,376
	SK hynix, Inc.	240,088	27,243
	ASML Holding NV	36,404	25,602
	ASML Holding NV (ADR)	2,208	1,531
	SAP SE	69,394	16,983
	SAP SE (ADR)[1]	4,613	1,136
	Keyence Corp.	42,400	17,253
	Apple, Inc.	67,217	16,833
	Synopsys, Inc.[2]	31,177	15,132
	Capgemini SE	57,522	9,383
	MediaTek, Inc.	200,000	8,587
	ASM International NV	14,023	8,001
	E Ink Holdings, Inc.	893,000	7,358
	Coforge, Ltd.	62,041	7,002
	Tokyo Electron, Ltd.	43,800	6,637
	eMemory Technology, Inc.	61,000	6,197
	Tata Consultancy Services, Ltd.	117,647	5,612
	Globant SA2	19,426	4,165
	TDK Corp.	290,600	3,740
	Advantech Co., Ltd.	311,000	3,272
	Samsung Electronics Co., Ltd.	68,286	2,464
	EPAM Systems, Inc.[2]	6,651	1,555
	Oracle Corp.	9,038	1,506
	Applied Materials, Inc.	8,503	1,383
	Zhongji Innolight Co., Ltd., Class A	72,989	1,232
	KLA Corp.	1,835	1,156
	Micron Technology, Inc.	13,723	1,155
	Accenture PLC, Class A	2,807	988
	Lattice Semiconductor Corp.[2]	11,336	642
	Canva, Inc.[2,3,4]	385	493
	Disco Corp.	1,400	378
			610,145

Financials 17.02%
	Nu Holdings, Ltd., Class A2	3,437,666	35,614
	PB Fintech, Ltd.[2]	1,441,998	35,467
	Mastercard, Inc., Class A	60,680	31,952
	Banco Bilbao Vizcaya Argentaria, SA	3,229,869	31,628
	AIA Group, Ltd.	3,563,200	25,776
	Bank Mandiri (Persero) Tbk PT	68,924,200	24,263
	Bank Central Asia Tbk PT	39,507,923	23,676
	Capitec Bank Holdings, Ltd.	141,946	23,576
	HDFC Bank, Ltd.	973,796	20,143
	Visa, Inc., Class A	52,552	16,609
	Kotak Mahindra Bank, Ltd.	750,815	15,631
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,489,544	14,653
	Eurobank Ergasias Services and Holdings SA	5,758,887	13,263
	Cholamandalam Investment and Finance Co., Ltd.	934,913	12,930
	Discovery, Ltd.	1,215,978	12,550
	XP, Inc., Class A	1,053,385	12,483
	Shriram Finance, Ltd.	314,111	10,565
	AU Small Finance Bank, Ltd.	1,577,810	10,296
	Hana Financial Group, Inc.	247,331	9,458
	KB Financial Group, Inc.	165,909	9,410
	ICICI Bank, Ltd. (ADR)	165,173	4,932
	ICICI Bank, Ltd.	298,469	4,463
	UniCredit SpA	232,246	9,272
	B3 SA - Brasil, Bolsa, Balcao	5,324,587	9,132

25	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	National Bank of Greece SA	1,095,662	$8,668
	Grupo Financiero Banorte, SAB de CV, Series O	1,334,588	8,575
	S&P Global, Inc.	16,983	8,458
	PICC Property and Casualty Co., Ltd., Class H	4,852,000	7,660
	Hong Kong Exchanges and Clearing, Ltd.	190,200	7,220
	Bank of the Philippine Islands	3,336,728	7,029
	Axis Bank, Ltd.	526,257	6,536
	Brookfield Corp., Class A	112,675	6,473
	BSE, Ltd.	95,870	5,963
	Aon PLC, Class A	16,068	5,771
	China Merchants Bank Co., Ltd., Class H	908,000	4,652
	China Merchants Bank Co., Ltd., Class A	198,500	1,067
	Canara Bank	4,698,993	5,468
	Bajaj Finserv, Ltd.	290,936	5,321
	HSBC Holdings PLC (GBP denominated)	491,890	4,834
	Samsung Fire & Marine Insurance Co., Ltd.	19,244	4,679
	Emirates NBD Bank PJSC	766,007	4,473
	Bajaj Finance, Ltd.	55,090	4,386
	Standard Chartered PLC	348,769	4,296
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,216,946	3,286
	Commercial International Bank - Egypt (CIB) SAE	644,623	995
	Woori Financial Group, Inc.	388,339	4,034
	Al Rajhi Banking and Investment Corp., non-registered shares	140,766	3,538
	Alpha Services and Holdings SA	2,097,209	3,499
	Banco BTG Pactual SA, units	779,046	3,432
	Moody’s Corp.	6,818	3,227
	DBS Group Holdings, Ltd.	83,740	2,679
	Edenred SA	80,856	2,641
	China Construction Bank Corp., Class H	3,075,000	2,557
	Max Financial Services, Ltd.[2]	181,296	2,359
	Akbank TAS	1,272,608	2,303
	Erste Group Bank AG	36,295	2,243
	BNP Paribas SA	34,449	2,110
	Vietnam Technological and Commercial JSCB (The)	1,848,800	1,806
	Prudential PLC	202,489	1,614
	Abu Dhabi Islamic Bank PJSC	366,210	1,377
	Bank of Ningbo Co., Ltd., Class A	404,900	1,346
	BDO Unibank, Inc.	482,090	1,194
	Bank of Baroda	399,145	1,118
	Haci Ömer Sabanci Holding AS	365,183	991
	Société Générale	35,259	987
	Bajaj Housing Finance, Ltd.[2]	595,117	884
	Asia Commercial Joint Stock Bank	615,800	667
	Power Finance Corp., Ltd.	90,119	471
	Sberbank of Russia PJSC[3]	2,662,164	— [5]
			580,629

Consumer discretionary 11.85%
	MercadoLibre, Inc.[2]	36,977	62,877
	Trip.com Group, Ltd. (ADR)[2]	546,928	37,552
	Meituan, Class B2	1,449,000	28,113
	LVMH Moët Hennessy-Louis Vuitton SE	40,245	26,316
	H World Group, Ltd. (ADR)	529,626	17,493
	H World Group, Ltd.	360,900	1,199
	Midea Group Co., Ltd., Class A	1,774,068	18,257
	Eicher Motors, Ltd.	262,412	14,780
	Galaxy Entertainment Group, Ltd.	3,365,000	14,177
	adidas AG	53,879	13,231
	BYD Co., Ltd., Class H	181,000	6,172
	BYD Co., Ltd., Class A	153,508	5,936
	Hyundai Motor India, Ltd.[2,6]	225,666	4,761
	Hyundai Motor India, Ltd.[2]	213,018	4,494

American Funds Insurance Series	26

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Jumbo SA	340,209	$9,008
	Compagnie Financière Richemont SA, Class A	53,654	8,156
	Titan Co., Ltd.	202,486	7,687
	TVS Motor Co., Ltd.	271,959	7,524
	Maruti Suzuki India, Ltd.	58,895	7,461
	Shenzhou International Group Holdings, Ltd.	915,000	7,214
	Sands China, Ltd.[2]	2,309,600	6,205
	Zomato, Ltd.[2]	1,891,919	6,135
	Booking Holdings, Inc.	1,154	5,734
	lululemon athletica, Inc.[2]	14,781	5,652
	Tesla, Inc.[2]	13,138	5,306
	Ferrari NV (EUR denominated)	12,138	5,208
	Alibaba Group Holding, Ltd. (ADR)	40,506	3,435
	Alibaba Group Holding, Ltd.	160,672	1,705
	Naspers, Ltd., Class N	22,738	5,020
	Hermès International	2,010	4,795
	Amadeus IT Group SA, Class A, non-registered shares	57,319	4,032
	Evolution AB	48,283	3,706
	Mahindra & Mahindra, Ltd.	102,363	3,586
	Aptiv Holdings, Ltd.[2]	56,931	3,443
	Inchcape PLC	318,142	3,048
	PDD Holdings, Inc. (ADR)[2]	30,678	2,976
	Industria de Diseño Textil, SA	54,325	2,781
	Starbucks Corp.	28,914	2,638
	Stellantis NV	199,931	2,624
	Li Ning Co., Ltd.	1,175,155	2,473
	Swiggy, Ltd.[2]	229,843	1,452
	Swiggy, Ltd.[2,6]	145,236	918
	Marriott International, Inc., Class A	7,853	2,191
	YUM! Brands, Inc.	15,667	2,102
	Airbnb, Inc., Class A2	14,710	1,933
	Pepkor Holdings, Ltd.	1,142,823	1,749
	China Tourism Group Duty Free Corp., Ltd., Class H1	249,652	1,707
	Tube Investments of India, Ltd.	39,256	1,636
	Hilton Worldwide Holdings, Inc.	5,742	1,419
	NIKE, Inc., Class B	18,711	1,416
	Renault SA	25,328	1,227
	Shangri-La Asia, Ltd.[1]	1,774,000	1,210
	Magazine Luiza SA2	956,497	1,003
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	726
	Cyrela Brazil Realty SA, ordinary nominative shares	179,166	504
			404,103

Industrials 10.72%
	Airbus SE, non-registered shares	262,652	41,862
	International Container Terminal Services, Inc.	4,423,480	29,506
	Safran SA	91,319	19,948
	Techtronic Industries Co., Ltd.	1,409,000	18,574
	Shenzhen Inovance Technology Co., Ltd., Class A	2,212,302	17,712
	Rolls-Royce Holdings PLC[2]	2,202,587	15,671
	Copa Holdings, SA, Class A	152,679	13,417
	Rumo SA	4,472,420	12,914
	Contemporary Amperex Technology Co., Ltd., Class A	294,876	10,723
	Airports of Thailand PCL, foreign registered shares	6,164,400	10,643
	Carrier Global Corp.	138,343	9,443
	TransDigm Group, Inc.	7,302	9,254
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	448,123	7,877
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	6,508	1,139
	Larsen & Toubro, Ltd.	214,105	9,008
	General Electric Co.	52,438	8,746
	Daikin Industries, Ltd.	73,900	8,658
	Hitachi, Ltd.	341,000	8,381

27	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	DSV A/S	36,642	$7,758
	BAE Systems PLC	479,919	6,885
	Schneider Electric SE	26,546	6,562
	Siemens AG	32,046	6,258
	Uber Technologies, Inc.[2]	98,798	5,960
	Caterpillar, Inc.	15,491	5,620
	Wizz Air Holdings PLC[2]	281,598	5,036
	Mitsui & Co., Ltd.	239,300	4,965
	IMCD NV	33,524	4,965
	LS Electric Co., Ltd.	44,464	4,757
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	638,864	4,612
	CCR SA, ordinary nominative shares	2,424,436	3,991
	InPost SA2	222,481	3,805
	Ayala Corp.	348,310	3,603
	Interpump Group SpA	78,970	3,509
	GE Vernova, Inc.	10,547	3,469
	SMC Corp.	7,600	2,959
	Leonardo SpA	109,609	2,950
	SM Investments Corp.	189,650	2,941
	Bureau Veritas SA	95,425	2,900
	Weichai Power Co., Ltd., Class H	976,000	1,494
	Weichai Power Co., Ltd., Class A	744,200	1,394
	GT Capital Holdings, Inc.	214,690	2,433
	Boeing Co. (The)[2]	11,952	2,116
	Localiza Rent a Car SA, ordinary nominative shares[2]	392,647	2,046
	Ingersoll-Rand, Inc.	22,287	2,016
	Grab Holdings, Ltd., Class A2	360,901	1,703
	Shanghai International Airport Co., Ltd., Class A	347,800	1,625
	Embraer SA2	131,598	1,206
	Epiroc AB, Class B	67,124	1,044
	Legrand SA	7,032	681
	Haitian International Holdings, Ltd.	189,146	514
	MISUMI Group, Inc.	25,400	391
			365,644

Communication services 9.97%
	Tencent Holdings, Ltd.	1,668,651	89,175
	Meta Platforms, Inc., Class A	95,664	56,012
	Alphabet, Inc., Class C	137,269	26,142
	Alphabet, Inc., Class A	136,113	25,766
	Bharti Airtel, Ltd.	1,885,857	34,932
	Bharti Airtel, Ltd., interim shares	61,802	849
	NetEase, Inc.	1,175,600	20,972
	NetEase, Inc. (ADR)	22,480	2,006
	MTN Group, Ltd.	2,745,420	13,401
	América Móvil, SAB de CV, Class B (ADR)	557,111	7,972
	Netflix, Inc.[2]	8,553	7,623
	KT Corp. (ADR)[1]	376,998	5,851
	Telefónica, SA, non-registered shares	1,363,666	5,556
	KANZHUN, Ltd., Class A (ADR)[2]	393,910	5,436
	Telkom Indonesia (Persero) Tbk PT, Class B	27,433,400	4,602
	Indus Towers, Ltd.[2]	1,069,134	4,261
	Intouch Holdings PCL, foreign registered	910,237	2,565
	Intouch Holdings PCL, foreign registered[2]	512,600	1,444
	True Corp. PCL, nonvoting depository receipts[2]	11,870,500	3,839
	Singapore Telecommunications, Ltd.	1,488,000	3,350
	Vodafone Group PLC	3,703,365	3,158
	Advanced Info Service PCL, foreign registered shares	341,900	2,853
	Tencent Music Entertainment Group, Class A (ADR)	248,342	2,819
	Sea, Ltd., Class A (ADR)[2]	24,821	2,634
	TIM SA	1,018,641	2,402

American Funds Insurance Series	28

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Informa PLC	175,657	$1,750
	Baidu, Inc., Class A (ADR)[2]	19,016	1,603
	JCDecaux SE2	69,627	1,091
			340,064

Health care 8.63%
	Novo Nordisk AS, Class B	535,623	46,100
	Max Healthcare Institute, Ltd.	3,271,327	43,107
	Eli Lilly and Co.	51,553	39,799
	Thermo Fisher Scientific, Inc.	45,542	23,692
	AstraZeneca PLC	124,126	16,158
	Laurus Labs, Ltd.	1,929,807	13,561
	BeiGene, Ltd. (ADR)[2]	63,775	11,780
	BeiGene, Ltd.[2]	36,200	512
	Jiangsu Hengrui Medicine Co., Ltd., Class A	1,595,388	10,017
	Abbott Laboratories	84,447	9,552
	Rede D’Or Sao Luiz SA	1,767,731	7,271
	Danaher Corp.	31,501	7,231
	EssilorLuxottica SA	29,196	7,095
	Innovent Biologics, Inc.[2]	1,488,373	7,014
	WuXi AppTec Co., Ltd., Class H1	791,000	5,760
	WuXi AppTec Co., Ltd., Class A	161,119	1,213
	Zai Lab, Ltd. (ADR)[2]	215,619	5,647
	Aspen Pharmacare Holdings, Ltd.	634,597	5,550
	Mankind Pharma, Ltd.[2]	156,394	5,262
	Revvity, Inc.	37,230	4,155
	Teva Pharmaceutical Industries, Ltd. (ADR)[2]	138,594	3,055
	Lupin, Ltd.	90,605	2,493
	OdontoPrev SA	1,390,271	2,444
	Zoetis, Inc., Class A	11,854	1,931
	Alcon, Inc.	20,866	1,767
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	48,700	1,699
	Siemens Healthineers AG	30,936	1,640
	Align Technology, Inc.[2]	6,902	1,439
	Legend Biotech Corp. (ADR)[2]	43,938	1,430
	Asahi Intecc Co., Ltd.	71,500	1,159
	Mettler-Toledo International, Inc.[2]	940	1,150
	Medtronic PLC	14,130	1,129
	Straumann Holding AG	6,028	757
	Angelalign Technology, Inc.[1]	88,406	669
	Wuxi Biologics (Cayman), Inc.[2]	240,500	543
	Hypera SA, ordinary nominative shares	154,123	450
	CanSino Biologics, Inc., Class H2	35,921	146
			294,377

Consumer staples 6.67%
	Kweichow Moutai Co., Ltd., Class A	178,770	37,253
	ITC, Ltd.	3,981,236	22,478
	Varun Beverages, Ltd.	2,383,723	17,723
	Nestlé SA	199,381	16,349
	Ajinomoto Co., Inc.	356,799	14,519
	Monster Beverage Corp.[2]	206,308	10,844
	Arca Continental, SAB de CV	1,147,876	9,510
	British American Tobacco PLC	254,486	9,228
	JBS SA	1,380,199	8,167
	Dino Polska SA, non-registered shares[2]	84,131	7,940
	Constellation Brands, Inc., Class A	32,761	7,240
	Carlsberg A/S, Class B	65,395	6,264
	Shoprite Holdings, Ltd.	385,446	6,015
	Tsingtao Brewery Co., Ltd., Class H	821,634	6,010
	Anheuser-Busch InBev SA/NV	114,564	5,732
	Avenue Supermarts, Ltd.[2]	130,521	5,429

29	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	United Spirits, Ltd.	210,703	$3,996
	KT&G Corp.	51,173	3,699
	Budweiser Brewing Co., APAC, Ltd.	3,808,300	3,673
	Masan Group Corp.[2]	1,332,700	3,657
	Philip Morris International, Inc.	26,765	3,221
	Haleon PLC	530,219	2,498
	Coca-Cola Co.	38,792	2,415
	JD Health International, Inc.[2]	631,150	2,284
	L’Oréal SA, non-registered shares	6,411	2,263
	WH Group, Ltd.	2,658,000	2,061
	Danone SA	28,009	1,885
	Dabur India, Ltd.	296,175	1,746
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	1,143,368	1,612
	BBB Foods, Inc., Class A2	43,099	1,219
	Mondelez International, Inc., Class A	9,629	575
			227,505

Materials 5.35%
	First Quantum Minerals, Ltd.[2]	1,977,690	25,494
	Freeport-McMoRan, Inc.	640,690	24,397
	Linde PLC	44,730	18,727
	APL Apollo Tubes, Ltd.	581,386	10,652
	Vale SA, ordinary nominative shares	684,518	6,050
	Vale SA (ADR), ordinary nominative shares	447,496	3,969
	Barrick Gold Corp.	613,346	9,507
	Tata Steel, Ltd.	5,914,585	9,505
	Glencore PLC	1,881,833	8,274
	Amcor PLC (CDI)	783,277	7,262
	Grupo México, SAB de CV, Series B	1,495,880	7,097
	Sika AG	27,006	6,418
	Zijin Mining Group Co., Ltd., Class H	3,052,000	5,586
	Albemarle Corp.	52,784	4,544
	Shin-Etsu Chemical Co., Ltd.	132,200	4,372
	Southern Copper Corp.	45,419	4,139
	Nutrien, Ltd. (CAD denominated)	67,323	3,012
	Anhui Conch Cement Co., Ltd., Class H	1,122,000	2,882
	Loma Negra Compania Industrial Argentina SA (ADR)[2]	222,019	2,651
	Fresnillo PLC	257,915	2,010
	Ivanhoe Mines, Ltd., Class A2	155,242	1,842
	Givaudan SA	405	1,775
	Asian Paints, Ltd.	66,580	1,773
	SRF, Ltd.	64,202	1,676
	Arkema SA	21,099	1,609
	Indorama Ventures PCL, foreign registered shares	2,228,400	1,608
	Corteva, Inc.	27,079	1,542
	BASF SE	29,554	1,299
	Akzo Nobel NV	20,823	1,250
	Antofagasta PLC	45,109	893
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	555
	Gerdau SA (ADR)	55,796	161
	Alrosa PJSC[3]	1,123,215	— [5]
			182,531

Energy 2.57%
	TotalEnergies SE	361,750	20,102
	Reliance Industries, Ltd.	1,174,672	16,639
	ADNOC Drilling Co. PJSC	5,206,498	7,548
	New Fortress Energy, Inc., Class A1	419,605	6,344
	Vista Energy, SAB de CV, Class A (ADR)[2]	115,065	6,226
	Galp Energia, SGPS, SA, Class B	366,264	6,072
	Cheniere Energy, Inc.	27,498	5,909
	Adnoc Gas PLC	4,968,807	4,748

American Funds Insurance Series	30

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Shell PLC (GBP denominated)	112,411	$3,490
	Chevron Corp.	20,205	2,926
	Exxon Mobil Corp.	25,866	2,782
	Schlumberger NV	64,009	2,454
	Borr Drilling, Ltd.[1,2]	347,864	1,357
	INPEX Corp.[1]	42,700	535
	Saudi Arabian Oil Co.	54,835	409
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	240
	Rosneft Oil Co. PJSC[3]	588,661	— [5]
			87,781

Real estate 1.58%
	Macrotech Developers, Ltd.	2,009,655	32,615
	China Resources Mixc Lifestyle Services, Ltd.	1,600,000	5,955
	KE Holdings, Inc., Class A (ADR)	258,710	4,765
	Prestige Estates Projects, Ltd.	236,800	4,685
	CK Asset Holdings, Ltd.	869,500	3,572
	Fibra Uno Administración REIT, SA de CV	1,733,627	1,723
	Longfor Group Holdings, Ltd.	399,346	514
	ALLOS SA, ordinary nominative shares	60,765	179
			54,008

Utilities 1.36%
	Equatorial Energia SA, ordinary nominative shares	1,558,936	6,913
	Power Grid Corporation of India, Ltd.	1,765,014	6,357
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[2]	434,304	6,222
	SembCorp Industries, Ltd.	1,240,700	5,013
	Gulf Energy Development PCL, foreign registered	2,829,615	4,893
	Torrent Power Ltd.	247,921	4,303
	NTPC, Ltd.	1,011,858	3,940
	Engie SA	177,777	2,818
	NTPC Green Energy, Ltd.[2]	1,273,054	1,892
	NTPC Green Energy, Ltd.[2,6]	548,826	815
	CPFL Energia SA	449,965	2,301
	AES Corp.	74,426	958
			46,425
	Total common stocks (cost: $2,187,745,000)		3,193,212
Preferred securities 0.59%
Financials 0.20%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,156,636	5,737
	Itaú Unibanco Holding SA, preferred nominative shares	247,183	1,229
			6,966

Real estate 0.18%
	QuintoAndar, Ltd., Series E, preference shares[2,3,4]	32,657	4,888
	QuintoAndar, Ltd., Series E-1, preference shares[2,3,4]	8,400	1,257
			6,145

Information technology 0.13%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	144,493	4,333
	Canva, Inc., Series A, noncumulative preferred shares[2,3,4]	34	44
	Canva, Inc., Series A-3, noncumulative preferred shares[2,3,4]	1	1
			4,378

31	American Funds Insurance Series

New World Fund® (continued)
Preferred securities (continued)	Shares	Value (000)

Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	46,497	$2,812
Getir BV, Series D, preferred shares[2,3,4]	7,768	— [5]
		2,812
Total preferred securities (cost: $28,832,000)		20,301
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	232
Total convertible stocks (cost: $285,000)		232
Bonds, notes & other debt instruments 3.54%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.09%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	USD200	166
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	890
Angola (Republic of) 9.50% 11/12/2025	400	401
Angola (Republic of) 8.25% 5/9/2028	600	565
Angola (Republic of) 8.00% 11/26/2029[7]	445	399
Angola (Republic of) 8.75% 4/14/2032[7]	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[8]	1,127	750
Argentine Republic 5.00% 1/9/2038	601	422
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL10,699	1,572
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	27,871	4,327
Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	597
Brazil (Federative Republic of) 6.00% 8/15/2032[9]	5,047	739
Brazil (Federative Republic of) 10.00% 1/1/2033	32,168	4,007
Brazil (Federative Republic of) 10.00% 1/1/2035	48,600	5,912
Brazil (Federative Republic of) 6.00% 8/15/2050[9]	9,160	1,240
Chile (Republic of) 6.00% 4/1/2033	CLP720,000	727
Chile (Republic of) 5.30% 11/1/2037	480,000	457
Chile (Republic of) 4.34% 3/7/2042	USD350	294
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY25,910	3,849
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	5,610	808
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,281
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,603
China (People’s Republic of) 2.57% 5/20/2054	4,480	693
Colombia (Republic of) 3.25% 4/22/2032	USD700	538
Colombia (Republic of) 8.00% 11/14/2035	200	202
Colombia (Republic of) 5.20% 5/15/2049	755	509
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,308,300	244
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	426
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]	6,870	504
Colombia (Republic of), Series B, 9.25% 5/28/2042	1,413,700	248
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	137
Czech Republic 1.95% 7/30/2037	CZK17,900	568
Dominican Republic 8.625% 4/20/2027[7]	USD575	592
Dominican Republic 5.50% 2/22/2029[7]	275	267
Dominican Republic 7.05% 2/3/2031[7]	150	154
Dominican Republic 5.875% 1/30/2060	1,725	1,463
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	524
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	92
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	311
Egypt (Arab Republic of) 8.875% 5/29/2050	755	605
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	500	369
Gabonese Republic 7.00% 11/24/2031	500	373
Honduras (Republic of) 6.25% 1/19/2027	875	851
Honduras (Republic of) 5.625% 6/24/2030[7]	281	252

American Funds Insurance Series	32

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Hungary (Republic of) 6.25% 9/22/2032[7]	USD330	$337
India (Republic of) 7.32% 11/13/2030	INR39,150	471
India (Republic of) 6.54% 1/17/2032	166,170	1,919
India (Republic of) 7.18% 7/24/2037	103,060	1,237
Indonesia (Republic of) 6.625% 2/17/2037	USD300	330
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR15,813,000	964
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	801
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	339
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,688
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	48,335,000	2,927
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	509
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	24,009,000	1,497
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	768
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	4,376	1,071
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	478
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	248
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	3,116	687
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	263
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	955
Mongolia (State of) 4.45% 7/7/2031	300	261
Morocco (Kingdom of) 5.95% 3/8/2028[7]	255	257
Mozambique (Republic of) 9.00% 9/15/2031	1,100	866
Nigeria (Republic of) 7.625% 11/21/2025[7]	358	357
Nigeria (Republic of) 7.625% 11/21/2025	342	341
Oman (Sultanate of) 6.00% 8/1/2029	715	725
Oman (Sultanate of) 6.75% 1/17/2048	485	492
Panama (Republic of) 3.75% 4/17/2026	100	97
Panama (Republic of) 4.50% 4/16/2050	200	124
Panama (Republic of) 6.853% 3/28/2054	590	505
Panama (Republic of) 7.875% 3/1/2057	1,000	967
Panama (Republic of) 4.50% 1/19/2063	200	118
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	181
Peru (Republic of) 6.55% 3/14/2037	360	376
Peru (Republic of) 2.78% 12/1/2060	100	53
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	400	340
Philippines (Republic of) 6.375% 10/23/2034	145	156
Philippines (Republic of) 3.95% 1/20/2040	500	417
Poland (Republic of) 4.875% 10/4/2033	560	539
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,100
Poland (Republic of) 5.00% 10/25/2034	7,075	1,607
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,316
Romania 6.625% 9/27/2029	EUR395	442
Romania 2.00% 1/28/2032	1,375	1,133
Romania 5.25% 5/30/2032	450	456
Romania 2.00% 4/14/2033	300	236
Romania 5.625% 5/30/2037	390	388
Romania 2.875% 4/13/2042	335	226
Romania 5.125% 6/15/2048[7]	USD500	380
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	690
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	860	804
Senegal (Republic of) 4.75% 3/13/2028	EUR600	572
Senegal (Republic of) 4.75% 3/13/2028	200	191
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[7]	USD1,010	990
South Africa (Republic of) 7.10% 11/19/2036[7]	200	195
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	508
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	34,122	1,607
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	564
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	42,638	2,058
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,470
Thailand (Kingdom of) 2.875% 12/17/2028	THB1,737	52

33	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Thailand (Kingdom of) 3.45% 6/17/2043	THB77,433	$2,503
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY40,595	963
	Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	221
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY67,970	1,369
	Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	626
	Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,192
	United Mexican States 4.75% 3/8/2044	800	610
	United Mexican States 3.75% 4/19/2071	200	111
	United Mexican States, Series M, 7.50% 6/3/2027	MXN14,460	659
	United Mexican States, Series M20, 8.50% 5/31/2029	30,918	1,405
	United Mexican States, Series M, 7.75% 5/29/2031	61,881	2,649
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,573
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,539
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	966
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	872
	United Mexican States, Series S, 4.00% 10/29/2054[9]	16,116	596
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD75	9
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	930	120
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	805	96
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	800	114
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	180	25
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	230	34
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	65	9
			105,390
Corporate bonds, notes & loans 0.45%
Energy 0.09%
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	410	405
	Oleoducto Central SA 4.00% 7/14/2027[7]	255	241
	Oleoducto Central SA 4.00% 7/14/2027	200	189
	Petroleos Mexicanos 6.49% 1/23/2027	175	170
	Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,023
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	181
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	430	303
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[7]	250	261
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[7]	390	388
			3,161

Materials 0.08%
	Braskem Idesa SAPI 7.45% 11/15/2029	725	578
	Braskem Idesa SAPI 7.45% 11/15/2029[7]	300	239
	Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	355	356
	CSN Resources SA 8.875% 12/5/2030[7]	400	399
	PT Krakatau Posco 6.375% 6/11/2027	345	346
	Sasol Financing USA, LLC 8.75% 5/3/2029[4]	720	731
			2,649

Communication services 0.06%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	651
	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,084
	PLDT, Inc. 2.50% 1/23/2031	USD210	180
	Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	380	253
			2,168

American Funds Insurance Series	34

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials 0.06%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	USD400	$363
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	340	352
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	267
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	600	563
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	400	423
			1,968

Consumer discretionary 0.05%
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	264
	Meituan 3.05% 10/28/2030[7]	400	354
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]	345	347
	MercadoLibre, Inc. 3.125% 1/14/2031	200	174
	Sands China, Ltd. 4.375% 6/18/2030	220	205
	Wynn Macau, Ltd. 5.625% 8/26/2028	260	251
			1,595

Utilities 0.05%
	Aegea Finance SARL 9.00% 1/20/2031[7]	275	281
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]	265	232
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	412	369
	Greenko Dutch BV 3.85% 3/29/2026[7]	179	174
	Greenko Dutch BV 3.85% 3/29/2026	179	174
	San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[8]	350	355
			1,585

Industrials 0.02%
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]	335	339
	LATAM Airlines Group SA 7.875% 4/15/2030[7]	355	360
	Mexico City Airport Trust 4.25% 10/31/2026	200	196
			895

Health care 0.02%
	Biocon Biologics Global PLC 6.67% 10/9/2029[7]	260	249
	Rede D’Or Finance SARL 4.50% 1/22/2030	480	430
			679

Consumer staples 0.02%
	NBM US Holdings, Inc. 7.00% 5/14/2026[4]	200	200
	NBM US Holdings, Inc. 6.625% 8/6/2029[4]	420	423
			623
	Total corporate bonds, notes & loans		15,323
	Total bonds, notes & other debt instruments (cost: $133,489,000)		120,713
Short-term securities 3.19%		Shares
Money market investments 2.78%
	Capital Group Central Cash Fund 4.50%[11,12]	946,664	94,686

35	American Funds Insurance Series

New World Fund® (continued)
Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.36%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[11,13]		12,387,262	$12,387
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	905
Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	54
Nigeria (Republic of) 2/20/2025	17.782	113,775	71
Nigeria (Republic of) 2/25/2025	18.036	346,521	216
Nigeria (Republic of) 3/6/2025	17.801	308,558	192
Nigeria (Republic of) 3/13/2025	17.900	151,700	94
Nigeria (Republic of) 3/27/2025	18.586	221,188	136
			1,668
Total short-term securities (cost: $108,854,000)			108,741
Total investment securities 100.93% (cost: $2,459,205,000)			3,443,199
Other assets less liabilities (0.93)%			(31,600)
Net assets 100.00%			$3,411,599
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	34	4/3/2025	USD6,991	$(4)
5 Year Euro-Bobl Futures	Short	3	3/10/2025	(366)	5
5 Year U.S. Treasury Note Futures	Long	3	4/3/2025	319	(2)
10 Year Euro-Bund Futures	Short	14	3/10/2025	(1,935)	51
10 Year Ultra U.S. Treasury Note Futures	Long	4	3/31/2025	445	(6)
20 Year U.S. Treasury Note Futures	Long	4	3/31/2025	455	(13)
30 Year Ultra U.S. Treasury Bond Futures	Long	3	3/31/2025	356	(20)
					$11
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,533	EUR	2,402	UBS AG	1/8/2025	$44
TRY	15,745	USD	434	Goldman Sachs	1/9/2025	7
USD	760	BRL	4,640	Citibank	1/10/2025	10
USD	721	BRL	4,410	Morgan Stanley	1/10/2025	9
USD	509	MXN	10,527	Morgan Stanley	1/10/2025	6
USD	321	IDR	5,119,045	Citibank	1/10/2025	4
USD	284	THB	9,780	Citibank	1/10/2025	(1)
INR	15,237	USD	180	HSBC Bank	1/10/2025	(2)

American Funds Insurance Series	36

New World Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
CLP	105,700	USD	109	Citibank	1/10/2025	$(3)
BRL	3,540	USD	606	JPMorgan Chase	1/10/2025	(34)
USD	21	CNH	155	UBS AG	1/14/2025	— [5]
USD	87	THB	2,940	Citibank	1/15/2025	1
PLN	245	USD	60	Standard Chartered Bank	1/15/2025	(1)
CNH	6,835	USD	943	Citibank	1/15/2025	(11)
CZK	12,335	USD	519	Standard Chartered Bank	1/15/2025	(12)
CZK	21,885	USD	919	UBS AG	1/15/2025	(19)
HUF	439,112	USD	1,124	Citibank	1/15/2025	(19)
USD	1,383	ZAR	25,009	Standard Chartered Bank	1/17/2025	60
USD	883	EUR	839	Morgan Stanley	1/17/2025	13
USD	1,447	MYR	6,442	Standard Chartered Bank	1/17/2025	8
TRY	13,760	USD	381	Barclays Bank PLC	1/17/2025	1
USD	805	TRY	29,135	Standard Chartered Bank	1/17/2025	(5)
ZAR	8,970	USD	507	Goldman Sachs	1/17/2025	(32)
USD	589	EUR	560	Morgan Stanley	1/23/2025	9
USD	941	ZAR	17,141	JPMorgan Chase	1/24/2025	35
EUR	85	USD	89	BNP Paribas	1/24/2025	(1)
USD	452	MXN	9,195	Morgan Stanley	1/27/2025	13
						$80
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(5)	$—	$(5)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,000	$(35)	$—	$(35)
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,000	(64)	—	(64)
							$(99)	$—	$(99)

37	American Funds Insurance Series

New World Fund® (continued)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.78%
Money market investments 2.78%
Capital Group Central Cash Fund 4.50%[11]	$135,440	$690,940	$731,739	$37	$8	$94,686	$8,105
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[2,3]	5/26/2021	$5,258	$4,888	.14%
QuintoAndar, Ltd., Series E-1, preference shares[2,3]	12/20/2021	1,716	1,257.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	728	731.02
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	408	423.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	196	200.01
Canva, Inc.[2,3]	8/26/2021-11/4/2021	656	493.02
Canva, Inc., Series A, noncumulative preferred shares[2,3]	11/4/2021	58	44	.00 [14]
Canva, Inc., Series A-3, noncumulative preferred shares[2,3]	11/4/2021	2	1	.00 [14]
Getir BV, Series D, preferred shares[2,3]	5/27/2021	3,500	— [5]	.00 [14]
Total		$12,522	$8,037	.24%

[1]
All or a portion of this security was on loan. The total value of all such securities was $17,950,000, which represented .53% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,037,000, which represented .24% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $6,494,000, which represented 0.19% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,768,000, which represented .34% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 12/31/2024.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than .01%.

American Funds Insurance Series	38

New World Fund® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio December 31, 2024

Common stocks 97.43%		Shares	Value (000)
Information technology 22.87%
	Broadcom, Inc.	4,024,359	$933,007
	Microsoft Corp.	1,452,318	612,152
	Apple, Inc.	1,087,554	272,345
	NVIDIA Corp.	808,054	108,513
	SAP SE (ADR)[1]	425,695	104,810
	ASML Holding NV (ADR)	122,994	85,245
	Motorola Solutions, Inc.	155,872	72,049
	Applied Materials, Inc.	364,295	59,245
	Oracle Corp.	343,607	57,259
	Texas Instruments, Inc.	249,070	46,703
	International Business Machines Corp.	183,437	40,325
	KLA Corp.	50,659	31,921
	Accenture PLC, Class A	80,926	28,469
	Salesforce, Inc.	65,973	22,057
	Synopsys, Inc.[2]	31,950	15,507
	ASM International NV (ADR)	27,154	15,455
	Intel Corp.	671,361	13,461
	Cadence Design Systems, Inc.[2]	41,332	12,419
			2,530,942

Financials 17.69%
	Marsh & McLennan Companies, Inc.	1,160,301	246,459
	JPMorgan Chase & Co.	739,081	177,165
	BlackRock, Inc.	143,132	146,726
	Visa, Inc., Class A	442,617	139,885
	Mastercard, Inc., Class A	221,315	116,538
	Blackstone, Inc.	566,516	97,679
	Chubb, Ltd.	349,649	96,608
	KKR & Co., Inc.	641,438	94,875
	Wells Fargo & Co.	1,160,043	81,481
	Discover Financial Services	441,606	76,499
	Arthur J. Gallagher & Co.	265,838	75,458
	Apollo Asset Management, Inc.	412,590	68,143
	Morgan Stanley	518,315	65,163
	S&P Global, Inc.	112,971	56,263
	Bank of America Corp.	1,073,430	47,177
	Citizens Financial Group, Inc.	1,070,557	46,848
	Truist Financial Corp.	1,070,828	46,452
	CME Group, Inc., Class A	170,172	39,519
	Aon PLC, Class A	100,447	36,076
	Capital One Financial Corp.	154,602	27,569
	Brookfield Asset Management, Ltd., Class A	483,694	26,211
	American Express Co.	82,667	24,535
	Goldman Sachs Group, Inc.	38,180	21,863
	Canadian Imperial Bank of Commerce	290,915	18,395
	Nasdaq, Inc.	234,354	18,118
	Citigroup, Inc.	233,574	16,441
	Carlyle Group, Inc. (The)	305,814	15,441
	PNC Financial Services Group, Inc.	68,886	13,285
	Progressive Corp.	36,341	8,708
	Intercontinental Exchange, Inc.	43,188	6,435
	Fifth Third Bancorp	138,531	5,857
			1,957,872

Health care 13.43%
	UnitedHealth Group, Inc.	551,562	279,013
	Eli Lilly and Co.	334,946	258,578
	AbbVie, Inc.	775,960	137,889
	Abbott Laboratories	1,051,863	118,976
	Gilead Sciences, Inc.	1,258,221	116,222
	Danaher Corp.	360,523	82,758
	Amgen, Inc.	308,662	80,450

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	CVS Health Corp.	1,724,284	$77,403
	AstraZeneca PLC (ADR)	1,173,612	76,895
	Vertex Pharmaceuticals, Inc.[2]	171,700	69,144
	Elevance Health, Inc.	98,074	36,179
	Merck & Co., Inc.	300,318	29,876
	Bristol-Myers Squibb Co.	378,568	21,412
	Humana, Inc.	77,164	19,577
	Novo Nordisk AS, Class B (ADR)	227,311	19,553
	Johnson & Johnson	125,548	18,157
	Pfizer, Inc.	658,185	17,462
	Thermo Fisher Scientific, Inc.	21,422	11,144
	Zoetis, Inc., Class A	46,370	7,555
	Illumina, Inc.[2]	42,952	5,740
	Regeneron Pharmaceuticals, Inc.[2]	3,559	2,535
			1,486,518

Industrials 10.67%
	General Electric Co.	732,733	122,212
	RTX Corp.	1,023,435	118,432
	Northrop Grumman Corp.	233,299	109,485
	Caterpillar, Inc.	270,621	98,170
	Paychex, Inc.	510,733	71,615
	Union Pacific Corp.	288,281	65,740
	Boeing Co. (The)[2]	312,089	55,240
	L3Harris Technologies, Inc.	224,437	47,195
	Honeywell International, Inc.	183,041	41,347
	CSX Corp.	1,122,719	36,230
	Johnson Controls International PLC	454,239	35,853
	Carrier Global Corp.	519,516	35,462
	PACCAR, Inc.	294,434	30,627
	Deere & Co.	71,331	30,223
	3M Co.	216,282	27,920
	ABB, Ltd. (ADR)	479,634	25,761
	Parker-Hannifin Corp.	35,903	22,835
	Equifax, Inc.	76,977	19,617
	Southwest Airlines Co.	582,708	19,591
	Delta Air Lines, Inc.	312,062	18,880
	Ingersoll-Rand, Inc.	199,159	18,016
	Waste Connections, Inc.	101,840	17,474
	TransUnion	186,892	17,327
	FedEx Corp.	57,853	16,276
	Veralto Corp.	138,242	14,080
	Republic Services, Inc.	68,110	13,702
	HEICO Corp.	44,486	10,576
	BAE Systems PLC (ADR)	182,972	10,459
	Lockheed Martin Corp.	17,709	8,605
	United Parcel Service, Inc., Class B	66,914	8,438
	Eaton Corp. PLC	17,329	5,751
	Lennox International, Inc.	8,982	5,473
	Waste Management, Inc.	7,916	1,597
	GE Vernova, Inc.	— [3]	— [3]
			1,180,209

Consumer staples 7.77%
	Philip Morris International, Inc.	2,063,727	248,369
	Keurig Dr Pepper, Inc.	2,500,171	80,305
	Altria Group, Inc.	1,224,723	64,041
	Constellation Brands, Inc., Class A	273,991	60,552
	British American Tobacco PLC (ADR)	1,315,992	47,797
	Hershey Co.	281,976	47,753
	Procter & Gamble Co.	277,206	46,474
	Target Corp.	330,467	44,672

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Coca-Cola Co.	641,513	$39,941
	Costco Wholesale Corp.	33,106	30,334
	Mondelez International, Inc., Class A	419,734	25,071
	Danone (ADR)	1,556,481	20,841
	Kraft Heinz Co. (The)	645,158	19,813
	Church & Dwight Co., Inc.	189,125	19,803
	Dollar General Corp.	253,802	19,243
	Sysco Corp.	236,638	18,093
	Kimberly-Clark Corp.	94,992	12,448
	Estée Lauder Companies, Inc. (The), Class A	98,781	7,407
	Bunge Global SA	80,582	6,266
			859,223

Consumer discretionary 7.37%
	Home Depot, Inc.	333,274	129,640
	Royal Caribbean Cruises, Ltd.	548,468	126,526
	Darden Restaurants, Inc.	558,371	104,242
	YUM! Brands, Inc.	690,747	92,671
	Starbucks Corp.	765,268	69,831
	Amazon.com, Inc.[2]	230,819	50,639
	NIKE, Inc., Class B	636,721	48,181
	TJX Companies, Inc. (The)	336,253	40,623
	General Motors Co.	542,605	28,905
	Marriott International, Inc., Class A	100,754	28,104
	Vail Resorts, Inc.	107,195	20,094
	McDonald’s Corp.	65,698	19,045
	Tractor Supply Co.	340,785	18,082
	D.R. Horton, Inc.	117,911	16,486
	Lennar Corp., Class A	62,894	8,577
	Chipotle Mexican Grill, Inc.[2]	130,550	7,872
	Sony Group Corp. (ADR)	216,075	4,572
	Advance Auto Parts, Inc.	31,181	1,475
			815,565

Communication services 5.16%
	Alphabet, Inc., Class C	685,115	130,473
	Alphabet, Inc., Class A	407,779	77,193
	Comcast Corp., Class A	3,923,967	147,266
	Meta Platforms, Inc., Class A	197,771	115,797
	Walt Disney Co. (The)	413,151	46,004
	Verizon Communications, Inc.	676,664	27,060
	Electronic Arts, Inc.	120,237	17,591
	Deutsche Telekom AG (ADR)	215,122	6,421
	AT&T, Inc.	153,127	3,487
			571,292

Energy 4.09%
	EOG Resources, Inc.	951,296	116,610
	Exxon Mobil Corp.	919,484	98,909
	Canadian Natural Resources, Ltd.	2,161,781	66,734
	ConocoPhillips	430,287	42,672
	Chevron Corp.	256,918	37,212
	Halliburton Co.	1,222,968	33,252
	TC Energy Corp.	523,250	24,347
	Schlumberger NV	419,889	16,099
	Cenovus Energy, Inc.	951,373	14,413
	South Bow Corp.	99,413	2,343
			452,591

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 3.42%
	Sempra	1,059,081	$92,903
	Constellation Energy Corp.	407,067	91,065
	Southern Co. (The)	812,375	66,875
	FirstEnergy Corp.	1,376,479	54,756
	Entergy Corp.	239,486	18,158
	CenterPoint Energy, Inc.	562,197	17,839
	Public Service Enterprise Group, Inc.	192,251	16,243
	DTE Energy Co.	91,474	11,045
	NextEra Energy, Inc.	125,161	8,973
			377,857

Real estate 2.65%
	Welltower, Inc. REIT	831,597	104,806
	Extra Space Storage, Inc. REIT	438,871	65,655
	Mid-America Apartment Communities, Inc. REIT	253,172	39,133
	Prologis, Inc. REIT	256,065	27,066
	American Tower Corp. REIT	121,713	22,323
	Equinix, Inc. REIT	21,906	20,655
	Public Storage REIT	46,632	13,964
			293,602

Materials 2.31%
	Linde PLC	242,922	101,704
	Corteva, Inc.	1,002,857	57,123
	Wheaton Precious Metals Corp.	422,008	23,734
	Celanese Corp.	203,512	14,085
	Nucor Corp.	104,065	12,146
	LyondellBasell Industries NV	153,739	11,418
	Freeport-McMoRan, Inc.	258,172	9,831
	Rio Tinto PLC (ADR)	156,586	9,209
	Air Products and Chemicals, Inc.	21,936	6,362
	H.B. Fuller Co.	91,076	6,146
	Royal Gold, Inc.	28,262	3,726
			255,484
	Total common stocks (cost: $6,841,196,000)		10,781,155
Convertible stocks 0.29%
Industrials 0.25%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	27,741

Financials 0.04%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,693
	Total convertible stocks (cost: $25,929,000)		32,434
Short-term securities 2.63%
Money market investments 2.21%
	Capital Group Central Cash Fund 4.50%[4,5]	2,452,012	245,250

43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.42%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,6]	36,509,016	$36,509
Capital Group Central Cash Fund 4.50%[4,5,6]	98,481	9,850
		46,359
Total short-term securities (cost: $291,522,000)		291,609
Total investment securities 100.35% (cost: $7,158,647,000)		11,105,198
Other assets less liabilities (0.35)%		(39,184)
Net assets 100.00%		$11,066,014
Investments in affiliates5

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.30%
Money market investments 2.21%
Capital Group Central Cash Fund 4.50%[4]	$329,850	$1,300,805	$1,385,465	$(3)	$63	$245,250	$18,230
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 4.50%[4,6]	629	9,221 [7]				9,850	— [8]
Total 2.30%				$(3)	$63	$255,100	$18,230

[1]
All or a portion of this security was on loan. The total value of all such securities was $50,467,000, which represented .46% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund
Investment portfolio December 31, 2024

Common stocks 97.66%		Shares	Value (000)
Financials 22.09%
	Discover Financial Services	2,280	$395
	Brown & Brown, Inc.	3,507	358
	Victory Capital Holdings, Inc., Class A	4,392	288
	RenaissanceRe Holdings, Ltd.	1,100	274
	Citizens Financial Group, Inc.	5,174	226
	TPG, Inc., Class A	3,511	221
	Fifth Third Bancorp	4,930	208
	Hamilton Lane, Inc., Class A	1,186	176
	LPL Financial Holdings, Inc.	534	174
	StepStone Group, Inc., Class A	2,635	153
	Arthur J. Gallagher & Co.	531	151
	Affirm Holdings, Inc., Class A1	2,094	128
	Radian Group, Inc.	3,119	99
	Ameriprise Financial, Inc.	158	84
	Tradeweb Markets, Inc., Class A	614	80
	Artisan Partners Asset Management, Inc., Class A	1,682	72
	Comerica, Inc.	766	47
	Block, Inc., Class A1	521	44
	Kinsale Capital Group, Inc.	91	42
			3,220

Industrials 17.41%
	FTI Consulting, Inc.[1]	1,530	293
	XPO, Inc.[1]	2,217	291
	Ingersoll-Rand, Inc.	2,744	248
	United Rentals, Inc.	305	215
	Crane Co.	1,255	191
	Generac Holdings, Inc.[1]	853	132
	AGCO Corp.	1,407	132
	Kadant, Inc.	378	130
	Comfort Systems USA, Inc.	284	121
	SiteOne Landscape Supply, Inc.[1]	830	109
	Copart, Inc.[1]	1,583	91
	Regal Rexnord Corp.	502	78
	Applied Industrial Technologies, Inc.	306	73
	APi Group Corp.[1]	2,013	72
	Alight, Inc., Class A	10,335	72
	Booz Allen Hamilton Holding Corp., Class A	382	49
	Graco, Inc.	521	44
	AMETEK, Inc.	246	44
	HEICO Corp.	180	43
	L3Harris Technologies, Inc.	192	40
	Fluor Corp.[1]	774	38
	CBIZ, Inc.[1]	408	33
			2,539

Consumer discretionary 16.90%
	YUM! Brands, Inc.	2,302	309
	Hilton Worldwide Holdings, Inc.	1,002	248
	LKQ Corp.	5,828	214
	lululemon athletica, Inc.[1]	549	210
	Aptiv Holdings, Ltd.[1]	3,035	184
	Bright Horizons Family Solutions, Inc.[1]	970	108
	Polaris, Inc.	1,836	106
	General Motors Co.	1,825	97
	Flutter Entertainment PLC[1]	356	92
	Williams-Sonoma, Inc.	475	88
	Murphy USA, Inc.	172	86
	Vail Resorts, Inc.	429	80
	Five Below, Inc.[1]	714	75
	Darden Restaurants, Inc.	382	71
	Caesars Entertainment, Inc.[1]	1,921	64

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	TopBuild Corp.[1]	191	$60
	Texas Roadhouse, Inc.	321	58
	Chewy, Inc., Class A1	1,441	48
	CAVA Group, Inc.[1]	385	43
	Royal Caribbean Cruises, Ltd.	181	42
	Floor & Decor Holdings, Inc., Class A1	362	36
	Cavco Industries, Inc.[1]	72	32
	AutoZone, Inc.[1]	9	29
	Etsy, Inc.[1]	531	28
	Advance Auto Parts, Inc.	598	28
	Champion Homes, Inc.[1]	321	28
			2,464

Information technology 12.06%
	Ingram Micro Holding Corp.[1]	12,559	244
	Flex, Ltd.[1]	5,093	196
	Smartsheet, Inc., Class A1	3,255	182
	Insight Enterprises, Inc.[1]	1,116	170
	Keysight Technologies, Inc.[1]	836	134
	EPAM Systems, Inc.[1]	537	126
	Procore Technologies, Inc.[1]	1,410	106
	Vontier Corp.	2,653	97
	Pure Storage, Inc., Class A1	1,273	78
	Fabrinet, non-registered shares[1]	302	66
	Cloudflare, Inc., Class A1	539	58
	TD SYNNEX Corp.	472	55
	ServiceTitan, Inc., Class A1	472	49
	CDW Corp.	276	48
	RingCentral, Inc., Class A1	1,316	46
	Dynatrace, Inc.[1]	797	43
	MongoDB, Inc., Class A1	139	32
	Okta, Inc., Class A1	369	29
			1,759

Consumer staples 8.97%
	US Foods Holding Corp.[1]	4,238	286
	Monster Beverage Corp.[1]	4,199	221
	Dollar General Corp.	2,346	178
	e.l.f. Beauty, Inc.[1]	1,350	169
	Kimberly-Clark Corp.	662	87
	Constellation Brands, Inc., Class A	347	77
	Caseys General Stores, Inc.	189	75
	Keurig Dr Pepper, Inc.	2,059	66
	Hershey Co.	373	63
	Maplebear, Inc.[1]	1,127	47
	Bunge Global SA	260	20
	Walgreens Boots Alliance, Inc.	2,072	19
			1,308

Health care 7.78%
	Illumina, Inc.[1]	1,204	161
	Medpace Holdings, Inc.[1]	305	101
	Exact Sciences Corp.[1]	1,764	99
	Align Technology, Inc.[1]	458	96
	Ionis Pharmaceuticals, Inc.[1]	2,386	83
	Alnylam Pharmaceuticals, Inc.[1]	323	76
	Humana, Inc.	290	74
	Molina Healthcare, Inc.[1]	212	62
	Veeva Systems, Inc., Class A1	291	61
	Cooper Companies, Inc.[1]	622	57
	DexCom, Inc.[1]	708	55
	Halozyme Therapeutics, Inc.[1]	1,133	54

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Penumbra, Inc.[1]	203	$48
	CVS Health Corp.	867	39
	Zimmer Biomet Holdings, Inc.	328	35
	Krystal Biotech, Inc.[1]	147	23
	agilon health, Inc.[1]	4,903	9
	GRAIL, Inc.[1]	101	2
			1,135

Energy 3.24%
	Cheniere Energy, Inc.	814	175
	Diamondback Energy, Inc.	824	135
	Baker Hughes Co., Class A	2,254	92
	Viper Energy, Inc., Class A	1,014	50
	Weatherford International	272	20
			472

Materials 3.09%
	International Paper Co.	2,940	158
	Albemarle Corp.	1,421	122
	ATI, Inc.[1]	1,774	98
	Element Solutions, Inc.	2,825	72
			450

Real estate 2.83%
	Extra Space Storage, Inc. REIT	883	132
	Mid-America Apartment Communities, Inc. REIT	824	128
	NNN REIT, Inc.	1,771	72
	Crown Castle, Inc. REIT	658	60
	Lineage, Inc. REIT	345	20
			412

Communication services 2.43%
	ROBLOX Corp., Class A1	2,568	149
	Live Nation Entertainment, Inc.[1]	613	79
	Take-Two Interactive Software, Inc.[1]	277	51
	Charter Communications, Inc., Class A1	128	44
	Warner Music Group Corp., Class A	1,012	31
			354

Utilities 0.86%
	FirstEnergy Corp.	1,705	68
	DTE Energy Co.	476	57
			125
	Total common stocks (cost: $14,676,000)		14,238
Short-term securities 1.98%
Money market investments 1.98%
	Capital Group Central Cash Fund 4.50%[2,3]	2,880	288
	Total short-term securities (cost: $288,000)		288
	Total investment securities 99.64% (cost: $14,964,000)		14,526
	Other assets less liabilities 0.36%		53
	Net assets 100.00%		$14,579

47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Investments in affiliates3

	Value at 11/15/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 4.50%[2]	$—	$512	$224	$— [5]	$— [5]	$288	$2

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	48

Capital World Growth and Income Fund®
Investment portfolio December 31, 2024

Common stocks 97.02%		Shares	Value (000)
Information technology 22.86%
	Broadcom, Inc.	442,983	$102,701
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,363,772	77,185
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,315	1,050
	Microsoft Corp.	169,350	71,381
	Apple, Inc.	160,393	40,166
	NVIDIA Corp.	187,769	25,215
	ASML Holding NV	18,486	13,001
	ASML Holding NV (ADR)	1,607	1,114
	Salesforce, Inc.	37,968	12,694
	Accenture PLC, Class A	25,679	9,034
	Tokyo Electron, Ltd.	56,400	8,547
	Texas Instruments, Inc.	36,601	6,863
	Shopify, Inc., Class A, subordinate voting shares[1]	62,037	6,596
	Seagate Technology Holdings PLC	70,598	6,093
	Capgemini SE	35,436	5,781
	MediaTek, Inc.	119,094	5,114
	International Business Machines Corp.	23,102	5,079
	Oracle Corp.	30,364	5,060
	Dell Technologies, Inc., Class C	32,681	3,766
	Keyence Corp.	9,000	3,662
	Arista Networks, Inc.[1]	30,204	3,338
	SAP SE	11,214	2,744
	Micron Technology, Inc.	30,036	2,528
	Synopsys, Inc.[1]	4,943	2,399
	Constellation Software, Inc.	749	2,316
	EPAM Systems, Inc.[1]	8,717	2,038
	Applied Materials, Inc.	9,053	1,472
	Elastic NV, non-registered shares[1]	11,780	1,167
	NEC Corp.	13,373	1,149
	Delta Electronics, Inc.	66,000	859
	ANSYS, Inc.[1]	2,122	716
	Advantech Co., Ltd.	40,098	422
	ASM International NV	657	375
			431,625

Industrials 14.25%
	General Electric Co.	145,612	24,287
	Airbus SE, non-registered shares	124,098	19,779
	BAE Systems PLC	883,906	12,681
	TransDigm Group, Inc.	8,947	11,338
	Melrose Industries PLC	1,579,289	10,945
	Siemens AG	54,907	10,722
	Carrier Global Corp.	152,173	10,387
	RTX Corp.	87,176	10,088
	Safran SA	44,907	9,810
	Leonardo SpA	347,075	9,342
	Deere & Co.	21,506	9,112
	Mitsui & Co., Ltd.	431,600	8,955
	Recruit Holdings Co., Ltd.	126,550	8,805
	Boeing Co. (The)[1]	47,223	8,359
	Ryanair Holdings PLC (ADR)	170,876	7,449
	Bureau Veritas SA	210,006	6,383
	Techtronic Industries Co., Ltd.	469,500	6,189
	United Rentals, Inc.	8,416	5,929
	Compagnie de Saint-Gobain SA, non-registered shares	66,452	5,850
	International Consolidated Airlines Group SA (CDI)	1,386,180	5,237
	Lockheed Martin Corp.	10,615	5,158
	Deutsche Post AG	138,337	4,870
	Eaton Corp. PLC	14,353	4,763
	Rolls-Royce Holdings PLC[1]	537,933	3,827
	Dayforce, Inc.[1]	48,930	3,554
	Caterpillar, Inc.	9,183	3,331

49	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Volvo AB, Class B	129,518	$3,143
	AMETEK, Inc.	16,954	3,056
	L3Harris Technologies, Inc.	14,118	2,969
	ITOCHU Corp.	60,000	2,953
	Schneider Electric SE	11,747	2,904
	Ingersoll-Rand, Inc.	31,691	2,867
	MTU Aero Engines AG	7,515	2,506
	RELX PLC	47,877	2,170
	Weir Group PLC (The)	77,606	2,113
	Bunzl PLC	44,896	1,848
	Hitachi, Ltd.	61,900	1,521
	CSX Corp.	45,296	1,462
	Honeywell International, Inc.	6,354	1,435
	Ferguson Enterprises, Inc.	7,425	1,289
	Mitsubishi Corp.	76,500	1,252
	SS&C Technologies Holdings, Inc.	15,326	1,161
	SMC Corp.	2,500	973
	XPO, Inc.[1]	6,981	916
	Crane Co.	5,186	787
	Aena S.M.E, SA, non-registered shares	3,789	773
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	671
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	37,007	651
	Arcadis NV, non-registered shares	10,404	632
	Booz Allen Hamilton Holding Corp., Class A	4,422	569
	Howmet Aerospace, Inc.	4,460	488
	FedEx Corp.	1,469	413
	Daikin Industries, Ltd.	2,700	316
	FTI Consulting, Inc.[1]	1,000	191
	GE Vernova, Inc.	— [2]	— [2]
			269,179

Financials 13.69%
	Zurich Insurance Group AG	28,906	17,175
	Chubb, Ltd.	48,782	13,478
	JPMorgan Chase & Co.	54,326	13,023
	Blackstone, Inc.	71,950	12,406
	Mastercard, Inc., Class A	19,512	10,274
	Banco Bilbao Vizcaya Argentaria, SA	1,026,924	10,056
	HSBC Holdings PLC (GBP denominated)	698,969	6,869
	HSBC Holdings PLC (HKD denominated)	138,400	1,351
	ING Groep NV	517,755	8,096
	AXA SA	186,293	6,624
	BlackRock, Inc.	5,753	5,897
	Arthur J. Gallagher & Co.	20,004	5,678
	Blue Owl Capital, Inc., Class A	241,051	5,607
	Apollo Asset Management, Inc.	32,451	5,360
	KB Financial Group, Inc.	88,206	5,003
	KKR & Co., Inc.	33,647	4,977
	NatWest Group PLC	958,016	4,822
	Aon PLC, Class A	13,284	4,771
	Axis Bank, Ltd.	367,198	4,560
	American Express Co.	15,230	4,520
	Ares Management Corp., Class A	24,946	4,416
	HDFC Life Insurance Co., Ltd.	609,164	4,388
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,058	4,255
	Discover Financial Services	24,041	4,165
	B3 SA - Brasil, Bolsa, Balcao	2,425,778	4,160
	Capital One Financial Corp.	22,927	4,088
	Ping An Insurance (Group) Company of China, Ltd., Class H	603,280	3,551
	AIA Group, Ltd.	482,199	3,488
	Postal Savings Bank of China Co., Ltd., Class H	5,853,383	3,452
	Visa, Inc., Class A	10,269	3,245

American Funds Insurance Series	50

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	National Bank of Canada	35,284	$3,217
	Bank Central Asia Tbk PT	5,130,100	3,074
	Great-West Lifeco, Inc.	92,330	3,062
	Wells Fargo & Co.	42,802	3,006
	Israel Discount Bank, Ltd., Class A	438,398	3,000
	BNP Paribas SA	44,494	2,725
	Morgan Stanley	21,292	2,677
	Citigroup, Inc.	37,788	2,660
	Bank of America Corp.	58,342	2,564
	Skandinaviska Enskilda Banken AB, Class A	184,811	2,532
	FinecoBank SpA	141,411	2,471
	HDFC Bank, Ltd.	90,717	1,876
	HDFC Bank, Ltd. (ADR)	8,872	567
	Münchener Rückversicherungs-Gesellschaft AG	4,810	2,419
	Brown & Brown, Inc.	23,133	2,360
	TPG, Inc., Class A	37,048	2,328
	Erste Group Bank AG	34,818	2,151
	Mizuho Financial Group, Inc.	85,900	2,096
	China Merchants Bank Co., Ltd., Class H	234,403	1,201
	China Merchants Bank Co., Ltd., Class A	145,600	783
	CVC Capital Partners PLC[1]	89,675	1,965
	Macquarie Group, Ltd.	14,120	1,939
	American International Group, Inc.	24,831	1,808
	3i Group PLC	35,660	1,584
	Partners Group Holding AG	1,143	1,551
	Power Corporation of Canada, subordinate voting shares	49,258	1,537
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,382
	Marsh & McLennan Companies, Inc.	6,471	1,375
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	25,305	1,372
	Fidelity National Information Services, Inc.	15,841	1,280
	Danske Bank AS	43,114	1,220
	Bank Rakyat Indonesia (Persero) Tbk PT	4,762,800	1,202
	Aegon, Ltd.	177,180	1,049
	Goldman Sachs Group, Inc.	1,373	786
	XP, Inc., Class A	58,707	696
	Kotak Mahindra Bank, Ltd.	26,366	549
	CaixaBank, SA, non-registered shares	95,575	518
	PNC Financial Services Group, Inc.	500	96
	Sberbank of Russia PJSC[3]	3,196,952	— [2]
			258,433

Health care 10.83%
	Eli Lilly and Co.	42,212	32,588
	UnitedHealth Group, Inc.	45,543	23,038
	Abbott Laboratories	178,158	20,151
	Novo Nordisk AS, Class B	218,432	18,800
	Vertex Pharmaceuticals, Inc.[1]	44,411	17,884
	Gilead Sciences, Inc.	139,188	12,857
	Stryker Corp.	31,712	11,418
	Sanofi	75,790	7,329
	Daiichi Sankyo Co., Ltd.	263,300	7,237
	AbbVie, Inc.	38,687	6,875
	Thermo Fisher Scientific, Inc.	11,689	6,081
	Molina Healthcare, Inc.[1]	20,601	5,996
	Takeda Pharmaceutical Co., Ltd.	195,500	5,183
	GE HealthCare Technologies, Inc.	53,578	4,189
	Novartis AG	29,535	2,874
	Medtronic PLC	35,869	2,865
	EssilorLuxottica SA	11,398	2,770
	DexCom, Inc.[1]	33,099	2,574
	Danaher Corp.	9,499	2,180
	Zoetis, Inc., Class A	11,806	1,924

51	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Siemens Healthineers AG	34,257	$1,816
	Insulet Corp.[1]	6,769	1,767
	AstraZeneca PLC	11,468	1,493
	Lonza Group AG	2,003	1,180
	Coloplast AS, Class B	8,793	963
	Boston Scientific Corp.[1]	9,489	848
	CVS Health Corp.	11,913	535
	Centene Corp.[1]	8,628	523
	Rede D’Or Sao Luiz SA	85,145	350
	Alnylam Pharmaceuticals, Inc.[1]	568	134
	agilon health, Inc.[1]	63,086	120
			204,542

Consumer discretionary 10.04%
	Amazon.com, Inc.[1]	181,409	39,799
	Home Depot, Inc.	38,830	15,105
	Trip.com Group, Ltd. (ADR)[1]	202,025	13,871
	Trip.com Group, Ltd.[1]	9,250	638
	LVMH Moët Hennessy-Louis Vuitton SE	19,450	12,718
	Flutter Entertainment PLC[1]	43,737	11,304
	Industria de Diseño Textil, SA	186,583	9,552
	Marriott International, Inc., Class A	25,156	7,017
	Tesla, Inc.[1]	17,192	6,943
	Starbucks Corp.	75,742	6,911
	Chipotle Mexican Grill, Inc.[1]	106,797	6,440
	Booking Holdings, Inc.	1,155	5,739
	NEXT PLC	46,531	5,530
	MercadoLibre, Inc.[1]	3,137	5,334
	Restaurant Brands International, Inc. (CAD denominated)	38,571	2,514
	Restaurant Brands International, Inc.	32,490	2,118
	Compagnie Financière Richemont SA, Class A	28,602	4,348
	Evolution AB	52,176	4,005
	Royal Caribbean Cruises, Ltd.	17,311	3,994
	Las Vegas Sands Corp.	75,204	3,863
	Hyundai Motor Co.	21,761	3,129
	Shimano, Inc.	17,400	2,347
	InterContinental Hotels Group PLC	15,358	1,913
	Moncler SpA	34,379	1,826
	YUM! Brands, Inc.	13,149	1,764
	Stellantis NV	127,349	1,668
	adidas AG	5,898	1,448
	McDonald’s Corp.	4,625	1,341
	Entain PLC	141,682	1,213
	Aristocrat Leisure, Ltd.	26,055	1,100
	NIKE, Inc., Class B	12,200	923
	Compass Group PLC	24,325	809
	Hermès International	333	794
	Ferrari NV (EUR denominated)	1,301	558
	Dollarama, Inc.	5,260	513
	Kering SA	1,668	409
			189,498

Communication services 7.43%
	Alphabet, Inc., Class A	122,432	23,177
	Alphabet, Inc., Class C	90,214	17,180
	Meta Platforms, Inc., Class A	48,379	28,326
	Netflix, Inc.[1]	12,165	10,843
	Publicis Groupe SA	101,313	10,733
	Comcast Corp., Class A	189,857	7,125
	NetEase, Inc.	306,200	5,463
	NetEase, Inc. (ADR)	13,625	1,215
	Deutsche Telekom AG	220,402	6,596

American Funds Insurance Series	52

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Tencent Holdings, Ltd.	114,200	$6,103
	Bharti Airtel, Ltd.	250,484	4,640
	Bharti Airtel, Ltd., interim shares	6,582	90
	Universal Music Group NV	172,753	4,409
	SoftBank Corp.	3,223,850	4,054
	Sea, Ltd., Class A (ADR)[1]	30,943	3,283
	Singapore Telecommunications, Ltd.	1,060,400	2,388
	Omnicom Group, Inc.	19,663	1,692
	Advanced Info Service PCL, foreign registered shares	167,800	1,400
	Take-Two Interactive Software, Inc.[1]	6,070	1,117
	Schibsted ASA, Class A	16,179	501
			140,335

Consumer staples 5.44%
	Philip Morris International, Inc.	294,056	35,390
	Imperial Brands PLC	316,821	10,124
	Kroger Co.	154,299	9,435
	Nestlé SA	109,240	8,958
	Ajinomoto Co., Inc.	106,000	4,313
	Danone SA	59,826	4,025
	JBS SA	557,973	3,302
	Sysco Corp.	41,127	3,145
	British American Tobacco PLC	85,501	3,100
	Ocado Group PLC[1]	798,670	3,021
	Constellation Brands, Inc., Class A	12,975	2,867
	Kweichow Moutai Co., Ltd., Class A	11,900	2,480
	Arca Continental, SAB de CV	231,334	1,916
	Procter & Gamble Co.	9,154	1,535
	Seven & i Holdings Co., Ltd.	96,440	1,512
	PepsiCo, Inc.	8,012	1,218
	Suntory Beverage & Food, Ltd.[4]	37,400	1,187
	Costco Wholesale Corp.	1,243	1,139
	Alimentation Couche-Tard, Inc.	19,111	1,060
	Lamb Weston Holdings, Inc.	14,471	967
	Treasury Wine Estates, Ltd.	96,402	676
	Keurig Dr Pepper, Inc.	17,401	559
	Altria Group, Inc.	7,401	387
	ITC, Ltd.	67,891	383
			102,699

Materials 5.13%
	Freeport-McMoRan, Inc.	357,917	13,629
	Rio Tinto PLC	184,746	10,875
	Linde PLC	24,068	10,077
	Air Products and Chemicals, Inc.	30,289	8,785
	Glencore PLC	1,986,795	8,736
	Vale SA, ordinary nominative shares	566,857	5,010
	Vale SA (ADR), ordinary nominative shares	149,870	1,329
	Ivanhoe Mines, Ltd., Class A1	460,454	5,465
	First Quantum Minerals, Ltd.[1]	373,378	4,813
	Anglo American PLC	138,309	4,098
	Heidelberg Materials AG, non-registered shares	30,752	3,799
	Smurfit Westrock PLC	65,438	3,524
	Air Liquide SA	12,042	1,947
	Air Liquide SA, bonus shares	5,336	863
	Corteva, Inc.	37,249	2,122
	Fortescue, Ltd.	166,511	1,868
	Albemarle Corp.	17,245	1,484
	Akzo Nobel NV	24,478	1,470
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	18,264	1,429
	Grupo México, SAB de CV, Series B	266,100	1,262
	Shin-Etsu Chemical Co., Ltd.	35,400	1,171

53	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Southern Copper Corp.	11,084	$1,010
	Lundin Mining Corp.	106,116	913
	Antofagasta PLC	35,642	705
	Evonik Industries AG	27,405	475
			96,859

Energy 4.54%
	Canadian Natural Resources, Ltd. (CAD denominated)	565,372	17,455
	EOG Resources, Inc.	117,877	14,449
	TC Energy Corp. (CAD denominated)[4]	228,076	10,629
	Cameco Corp. (CAD denominated)	133,256	6,852
	Cameco Corp.	39,775	2,044
	Shell PLC (GBP denominated)	233,469	7,248
	Shell PLC (EUR denominated)	14,064	441
	Tourmaline Oil Corp.	129,913	6,012
	TotalEnergies SE	68,731	3,819
	Baker Hughes Co., Class A	66,678	2,735
	Reliance Industries, Ltd.	191,526	2,713
	Suncor Energy, Inc.	70,913	2,531
	ConocoPhillips	23,026	2,284
	Expand Energy Corp.	19,367	1,928
	Schlumberger NV	43,089	1,652
	Cenovus Energy, Inc. (CAD denominated)	95,648	1,450
	Neste OYJ	85,724	1,082
	ADNOC Drilling Co. PJSC	130,468	189
	South Bow Corp. (CAD denominated)	5,700	135
			85,648

Utilities 1.88%
	Constellation Energy Corp.	19,952	4,463
	Engie SA	264,632	4,195
	E.ON SE	339,449	3,953
	DTE Energy Co.	31,270	3,776
	China Resources Gas Group, Ltd.	830,532	3,288
	Iberdrola, SA, non-registered shares	232,814	3,206
	Dominion Energy, Inc.	44,838	2,415
	National Grid PLC	202,998	2,406
	Duke Energy Corp.	19,966	2,151
	FirstEnergy Corp.	42,471	1,690
	NextEra Energy, Inc.	18,050	1,294
	Public Service Enterprise Group, Inc.	13,054	1,103
	AES Corp.	66,093	851
	Pinnacle West Capital Corp.	7,578	642
	CenterPoint Energy, Inc.	3,700	117
			35,550

Real estate 0.93%
	VICI Properties, Inc. REIT	139,178	4,065
	China Resources Mixc Lifestyle Services, Ltd.	967,200	3,600
	CubeSmart REIT	43,457	1,862
	Prologis, Inc. REIT	16,050	1,697
	Iron Mountain, Inc. REIT	15,670	1,647
	Extra Space Storage, Inc. REIT	10,514	1,573
	American Tower Corp. REIT	6,636	1,217
	Equinix, Inc. REIT	1,154	1,088
	Longfor Group Holdings, Ltd.	668,238	861
			17,610
	Total common stocks (cost: $1,177,639,000)		1,831,978

American Funds Insurance Series	54

Capital World Growth and Income Fund® (continued)
Preferred securities 0.09%		Shares	Value (000)
Consumer discretionary 0.04%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	$745

Financials 0.03%
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	32,172	384
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,4]	15,425	183
			567

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	439
	Total preferred securities (cost: $2,537,000)		1,751
Convertible stocks 0.12%
Materials 0.12%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	55,312	2,251
	Total convertible stocks (cost: $2,743,000)		2,251
Bonds, notes & other debt instruments 0.10%		Principal amount (000)
Corporate bonds, notes & loans 0.10%
Health care 0.06%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,058

Financials 0.02%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[5]	709	491

Consumer discretionary 0.02%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	390	387
	Total corporate bonds, notes & loans		1,936
	Total bonds, notes & other debt instruments (cost: $2,025,000)		1,936
Short-term securities 2.98%		Shares
Money market investments 2.47%
	Capital Group Central Cash Fund 4.50%[7,8]	466,640	46,673

Money market investments purchased with collateral from securities on loan 0.51%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	9,543,555	9,544
	Total short-term securities (cost: $56,209,000)		56,217
	Total investment securities 100.31% (cost: $1,241,153,000)		1,894,133
	Other assets less liabilities (0.31)%		(5,814)
	Net assets 100.00%		$1,888,319

55	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.47%
Money market investments 2.47%
Capital Group Central Cash Fund 4.50%[7]	$44,944	$304,450	$302,732	$(1)	$12	$46,673	$3,610

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Value determined using significant unobservable inputs.
[4]
All or a portion of this security was on loan. The total value of all such securities was $10,634,000, which represented .56% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Step bond; coupon rate may change at a later date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $387,000, which represented
.02% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	56

Growth-Income Fund
Investment portfolio December 31, 2024

Common stocks 96.60%		Shares	Value (000)
Information technology 23.69%
	Microsoft Corp.	6,435,519	$2,712,571
	Apple, Inc.	7,941,900	1,988,811
	Broadcom, Inc.	8,322,779	1,929,553
	NVIDIA Corp.	7,061,111	948,237
	Accenture PLC, Class A	2,084,151	733,183
	Texas Instruments, Inc.	1,922,519	360,491
	Salesforce, Inc.	1,075,059	359,424
	Cognizant Technology Solutions Corp., Class A	2,739,411	210,661
	Oracle Corp.	930,843	155,116
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	133,945
	Seagate Technology Holdings PLC	816,874	70,504
	Palo Alto Networks, Inc.[1]	220,554	40,132
	Analog Devices, Inc.	168,515	35,803
	QUALCOMM, Inc.	225,964	34,713
	Micron Technology, Inc.	268,034	22,558
	ASML Holding NV	28,845	20,286
	Adobe, Inc.[1]	43,879	19,512
			9,775,500

Industrials 13.94%
	RTX Corp.	6,388,296	739,254
	Automatic Data Processing, Inc.	1,993,331	583,508
	Boeing Co. (The)[1]	2,376,190	420,586
	General Electric Co.	2,458,673	410,082
	General Dynamics Corp.	1,519,363	400,337
	GFL Environmental, Inc., subordinate voting shares	8,685,308	386,844
	Carrier Global Corp.	5,156,506	351,983
	Honeywell International, Inc.	1,362,497	307,774
	Airbus SE, non-registered shares	1,921,964	306,326
	Woodward, Inc.	1,484,210	247,002
	XPO, Inc.[1]	1,749,629	229,464
	TFI International, Inc.	1,630,915	220,320
	Paychex, Inc.	1,519,430	213,054
	United Rentals, Inc.	282,792	199,210
	Ingersoll-Rand, Inc.	2,055,433	185,934
	CSX Corp.	2,743,691	88,539
	TransDigm Group, Inc.	65,897	83,510
	Union Pacific Corp.	360,831	82,284
	L3Harris Technologies, Inc.	381,989	80,325
	Uber Technologies, Inc.[1]	1,288,242	77,707
	APi Group Corp.[1]	1,599,578	57,537
	Standard Aero, Inc.[1]	1,589,110	39,346
	Delta Air Lines, Inc.	631,987	38,235
			5,749,161

Health care 13.14%
	UnitedHealth Group, Inc.	2,532,251	1,280,964
	AbbVie, Inc.	3,420,505	607,824
	Eli Lilly and Co.	720,377	556,131
	GE HealthCare Technologies, Inc.	6,854,471	535,883
	Thermo Fisher Scientific, Inc.	634,506	330,089
	Vertex Pharmaceuticals, Inc.[1]	793,252	319,443
	Abbott Laboratories	2,689,824	304,246
	Danaher Corp.	1,161,478	266,617
	Revvity, Inc.	1,988,505	221,937
	IQVIA Holdings, Inc.[1]	659,338	129,567
	Sanofi	1,245,837	120,477
	Johnson & Johnson	807,444	116,773
	Cencora, Inc.	446,557	100,332
	Gilead Sciences, Inc.	926,597	85,590
	Insulet Corp.[1]	303,962	79,355
	Novo Nordisk AS, Class B	883,888	76,074

57	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Intuitive Surgical, Inc.[1]	134,067	$69,978
	Bristol-Myers Squibb Co.	1,150,000	65,044
	Stryker Corp.	138,782	49,968
	Amgen, Inc.	151,000	39,357
	DexCom, Inc.[1]	390,182	30,344
	Masimo Corp.[1]	119,168	19,698
	Medtronic PLC	210,000	16,775
			5,422,466

Financials 11.20%
	JPMorgan Chase & Co.	2,557,824	613,136
	Mastercard, Inc., Class A	1,138,465	599,481
	Fidelity National Information Services, Inc.	6,648,960	537,036
	BlackRock, Inc.	343,935	352,571
	S&P Global, Inc.	706,397	351,807
	Berkshire Hathaway, Inc., Class B1	540,000	244,771
	PNC Financial Services Group, Inc.	1,245,460	240,187
	Capital One Financial Corp.	1,318,858	235,179
	Chubb, Ltd.	816,383	225,567
	Morgan Stanley	1,380,851	173,600
	Visa, Inc., Class A	500,000	158,020
	Marsh & McLennan Companies, Inc.	634,688	134,814
	Wells Fargo & Co.	1,684,265	118,303
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	96,952
	State Street Corp.	760,000	74,594
	First Citizens BancShares, Inc., Class A	33,274	70,309
	Pinnacle Financial Partners, Inc.	573,150	65,563
	American Express Co.	214,890	63,777
	Arthur J. Gallagher & Co.	220,000	62,447
	Power Corporation of Canada, subordinate voting shares[2]	2,000,000	62,388
	Apollo Asset Management, Inc.	316,825	52,327
	American International Group, Inc.	704,000	51,251
	CME Group, Inc., Class A	152,718	35,466
			4,619,546

Consumer discretionary 10.36%
	Amazon.com, Inc.[1]	7,755,444	1,701,467
	Wyndham Hotels & Resorts, Inc.[3]	5,050,129	509,003
	Royal Caribbean Cruises, Ltd.	1,510,459	348,448
	Tesla, Inc.[1]	661,401	267,100
	Home Depot, Inc.	624,580	242,955
	Restaurant Brands International, Inc.	3,125,681	203,732
	InterContinental Hotels Group PLC	1,396,700	173,983
	Sony Group Corp.	5,225,500	110,393
	Tractor Supply Co.	2,008,105	106,550
	Hasbro, Inc.	1,788,473	99,994
	Starbucks Corp.	954,852	87,130
	TJX Companies, Inc. (The)	683,864	82,618
	McDonald’s Corp.	279,467	81,015
	Tapestry, Inc.	1,117,737	73,022
	YUM! Brands, Inc.	350,000	46,956
	DoorDash, Inc., Class A1	266,642	44,729
	Hilton Worldwide Holdings, Inc.	151,393	37,418
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	29,112
	General Motors Co.	504,165	26,857
			4,272,482

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 10.20%
	Meta Platforms, Inc., Class A	3,361,204	$1,968,019
	Alphabet, Inc., Class A	5,339,738	1,010,812
	Alphabet, Inc., Class C	4,582,000	872,596
	Netflix, Inc.[1]	239,157	213,165
	Universal Music Group NV	3,239,458	82,669
	Comcast Corp., Class A	1,639,161	61,518
			4,208,779

Energy 3.39%
	Baker Hughes Co., Class A	9,510,198	390,108
	Exxon Mobil Corp.	3,218,454	346,209
	Canadian Natural Resources, Ltd. (CAD denominated)	8,658,066	267,310
	EOG Resources, Inc.	1,040,878	127,591
	Chevron Corp.	535,000	77,489
	TC Energy Corp.	1,629,755	75,833
	Expand Energy Corp.	715,878	71,266
	ConocoPhillips	434,738	43,113
			1,398,919

Consumer staples 3.38%
	British American Tobacco PLC	12,606,282	457,127
	Procter & Gamble Co.	1,191,396	199,737
	Philip Morris International, Inc.	1,397,749	168,219
	Constellation Brands, Inc., Class A	596,394	131,803
	Imperial Brands PLC	3,663,668	117,075
	Mondelez International, Inc., Class A	1,907,526	113,936
	Church & Dwight Co., Inc.	660,000	69,109
	Lamb Weston Holdings, Inc.	950,530	63,524
	Keurig Dr Pepper, Inc.	1,019,386	32,743
	Kraft Heinz Co. (The)	694,940	21,342
	General Mills, Inc.	315,000	20,087
			1,394,702

Materials 3.14%
	Air Products and Chemicals, Inc.	1,428,502	414,323
	Linde PLC	545,459	228,367
	Eastman Chemical Co.	2,417,064	220,726
	International Paper Co.	2,953,090	158,935
	Freeport-McMoRan, Inc.	3,908,495	148,836
	LyondellBasell Industries NV	579,974	43,075
	Celanese Corp.	616,290	42,653
	Albemarle Corp.[2]	431,100	37,109
			1,294,024

Real estate 2.21%
	Equinix, Inc. REIT	333,626	314,573
	VICI Properties, Inc. REIT	9,305,605	271,817
	American Tower Corp. REIT	882,701	161,896
	Prologis, Inc. REIT	866,060	91,542
	Welltower, Inc. REIT	570,000	71,837
			911,665

59	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 1.95%
PG&E Corp.	18,016,861	$363,580
CenterPoint Energy, Inc.	3,753,573	119,101
Edison International	1,271,657	101,529
Entergy Corp.	1,337,004	101,372
Sempra	800,000	70,176
DTE Energy Co.	401,000	48,421
		804,179
Total common stocks (cost: $22,558,299,000)		39,851,423
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	159
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	830
Total corporate bonds, notes & loans		989
Total bonds, notes & other debt instruments (cost: $954,000)		989
Short-term securities 3.68%	Shares
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[3,4]	14,716,697	1,471,964

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,5]	47,430,675	47,431
Total short-term securities (cost: $1,519,210,000)		1,519,395
Total investment securities 100.28% (cost: $24,078,463,000)		41,371,807
Other assets less liabilities (0.28)%		(116,813)
Net assets 100.00%		$41,254,994
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.23%
Consumer discretionary 1.23%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$17,777	$4,192	$133,900	$509,003	$5,577
Short-term securities 3.57%
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[4]	1,430,798	8,400,629	8,359,985	499	23	1,471,964	59,986
Total 4.80%				$4,691	$133,923	$1,980,967	$65,563

American Funds Insurance Series	60

Growth-Income Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $50,176,000, which represented .12% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio December 31, 2024

Common stocks 95.98%		Shares	Value (000)
Financials 20.04%
	AXA SA	108,812	$3,869
	Zurich Insurance Group AG	6,194	3,680
	HSBC Holdings PLC (GBP denominated)	231,677	2,277
	HSBC Holdings PLC (HKD denominated)	55,200	539
	UniCredit SpA	61,018	2,436
	Deutsche Bank AG	135,344	2,333
	KB Financial Group, Inc.	40,321	2,287
	Société Générale	79,746	2,233
	Skandinaviska Enskilda Banken AB, Class A	161,262	2,210
	Banco Bilbao Vizcaya Argentaria, SA	207,912	2,036
	Tokio Marine Holdings, Inc.	55,100	1,973
	Tryg A/S	93,287	1,967
	NatWest Group PLC	358,740	1,806
	Euronext NV	15,552	1,743
	DBS Group Holdings, Ltd.	54,184	1,733
	PICC Property and Casualty Co., Ltd., Class H	1,062,000	1,677
	London Stock Exchange Group PLC	10,796	1,520
	Edenred SA	43,688	1,427
	Hana Financial Group, Inc.	36,109	1,381
	Prudential PLC	170,179	1,357
	Kotak Mahindra Bank, Ltd.	63,981	1,332
	Resona Holdings, Inc.	181,300	1,319
	Hiscox, Ltd.	95,768	1,298
	CaixaBank, SA, non-registered shares	217,373	1,179
	AIA Group, Ltd.	162,600	1,176
	HDFC Bank, Ltd.	56,777	1,174
	Bank Hapoalim BM	94,621	1,143
	Royal Bank of Canada	9,454	1,140
	Ping An Insurance (Group) Company of China, Ltd., Class H	191,000	1,124
	Aon PLC, Class A	2,812	1,010
	Mizuho Financial Group, Inc.	40,200	981
	CVC Capital Partners PLC[1]	40,021	877
	3i Group PLC	16,295	724
	ICICI Bank, Ltd. (ADR)	23,178	692
	Brookfield Corp., Class A (CAD denominated)	11,286	649
	Pluxee NV	33,005	635
	Canadian Imperial Bank of Commerce (CAD denominated)	8,898	563
	Hong Kong Exchanges and Clearing, Ltd.	14,700	558
	Mediobanca SpA	35,646	519
	Discovery, Ltd.	49,301	509
	Münchener Rückversicherungs-Gesellschaft AG	1,001	503
	XP, Inc., Class A	38,755	459
	Macquarie Group, Ltd.	3,325	457
	Banco Santander, SA	97,356	450
	Partners Group Holding AG	326	442
	Canara Bank	310,039	361
	Grupo Financiero Banorte, SAB de CV, Series O	52,680	338
	Bank Central Asia Tbk PT	548,300	329
	Bank Leumi le-Israel B.M.	26,063	310
	Sampo Oyj, Class A	7,063	289
	Grupo Financiero Inbursa, SAB de CV1	133,585	278
	Banca Generali SpA	5,885	273
	DNB Bank ASA	13,260	264
	Intesa Sanpaolo SpA	64,163	257
	National Bank of Canada	2,311	211
	Hang Seng Bank, Ltd.	15,900	196
	Abu Dhabi Islamic Bank PJSC	43,882	165
	Sberbank of Russia PJSC[2]	476,388	— [3]
			64,668

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Industrials 14.54%
	BAE Systems PLC	377,859	$5,421
	Airbus SE, non-registered shares	23,810	3,795
	Ryanair Holdings PLC (ADR)	62,355	2,718
	ABB, Ltd.	44,925	2,417
	Rheinmetall AG, non-registered shares	3,060	1,948
	ITOCHU Corp.	37,800	1,861
	Safran SA	8,117	1,773
	SMC Corp.	4,300	1,674
	DSV A/S	7,853	1,663
	Siemens AG	7,122	1,391
	TFI International, Inc.	5,019	678
	TFI International, Inc. (CAD denominated)	4,749	642
	Hitachi, Ltd.	52,900	1,300
	Mitsui & Co., Ltd.	61,800	1,282
	Canadian National Railway Co. (CAD denominated)	12,540	1,273
	RELX PLC	28,050	1,271
	Alliance Global Group, Inc.	7,546,600	1,171
	Epiroc AB, Class B	38,153	593
	Epiroc AB, Class A	31,647	550
	Diploma PLC	20,831	1,108
	CCR SA, ordinary nominative shares	638,648	1,051
	Volvo AB, Class B	41,377	1,004
	Daikin Industries, Ltd.	7,800	914
	ASSA ABLOY AB, Class B	30,414	894
	Copa Holdings, SA, Class A	10,106	888
	Caterpillar, Inc.	2,249	816
	Bunzl PLC	15,264	628
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	35,628	626
	Wizz Air Holdings PLC[1]	31,364	561
	Komatsu, Ltd.	19,400	536
	Bombardier, Inc., Class B1	6,467	440
	Deutsche Post AG	12,059	425
	Techtronic Industries Co., Ltd.	32,092	423
	Kingspan Group PLC	5,738	417
	Brambles, Ltd.	32,826	390
	Metso Corp.	38,579	362
	Fluidra, SA, non-registered shares	14,621	354
	Shenzhen Inovance Technology Co., Ltd., Class A	36,500	292
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	38,900	281
	International Container Terminal Services, Inc.	40,750	272
	Ashtead Group PLC	4,346	269
	Adecco Group AG	10,196	251
	Aalberts NV, non-registered shares	4,818	170
	SPIE SA	3,847	119
			46,912

Information technology 13.95%
	Taiwan Semiconductor Manufacturing Co., Ltd.	454,000	14,825
	ASML Holding NV	7,939	5,583
	MediaTek, Inc.	124,000	5,324
	Broadcom, Inc.	22,460	5,207
	SAP SE	11,481	2,810
	Samsung Electronics Co., Ltd.	67,343	2,430
	Keyence Corp.	2,600	1,058
	Sage Group PLC (The)	66,685	1,052
	ASM International NV	1,531	874
	Fujitsu, Ltd.	47,800	840
	Tokyo Electron, Ltd.	4,800	727
	E Ink Holdings, Inc.	75,000	618
	Halma PLC	18,386	615
	Capgemini SE	3,768	615
	ASMPT, Ltd.	60,400	583

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	SK hynix, Inc.	4,347	$493
	NEC Corp.	5,500	473
	eMemory Technology, Inc.	3,000	305
	Tata Consultancy Services, Ltd.	4,400	210
	Nomura Research Institute, Ltd.	7,100	209
	Lumine Group, Inc., subordinate voting shares[1]	5,248	150
			45,001

Consumer discretionary 10.47%
	Industria de Diseño Textil, SA	78,155	4,001
	Renault SA	72,852	3,530
	Trip.com Group, Ltd. (ADR)[1]	35,223	2,418
	Trip.com Group, Ltd.[1]	9,700	669
	Prosus NV, Class N	46,278	1,835
	LVMH Moët Hennessy-Louis Vuitton SE	2,714	1,775
	Evolution AB	19,388	1,488
	MGM China Holdings, Ltd.	1,140,800	1,460
	InterContinental Hotels Group PLC	11,699	1,457
	Midea Group Co., Ltd., Class A	138,300	1,423
	B&M European Value Retail SA	264,492	1,215
	Amadeus IT Group SA, Class A, non-registered shares	16,563	1,165
	Aristocrat Leisure, Ltd.	23,585	996
	Stellantis NV	75,025	985
	Restaurant Brands International, Inc. (CAD denominated)	14,136	921
	Wynn Macau, Ltd.	1,149,600	798
	H World Group, Ltd. (ADR)	23,966	792
	Hyundai Motor Co.	4,892	704
	Entain PLC	80,873	693
	JD.com, Inc., Class A (ADR)	16,398	569
	Suzuki Motor Corp.	48,600	551
	Paltac Corp.	18,200	502
	Dixon Technologies (India), Ltd.	2,332	487
	Galaxy Entertainment Group, Ltd.	112,361	474
	Compagnie Financière Richemont SA, Class A	2,963	450
	D’Ieteren Group	2,554	425
	Games Workshop Group PLC	2,554	424
	Meituan, Class B1	18,700	363
	Nitori Holdings Co., Ltd.	2,900	344
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	167
	China Tourism Group Duty Free Corp., Ltd., Class H4	11,500	79
	Maruti Suzuki India, Ltd.	1,779	225
	Berkeley Group Holdings PLC	4,299	210
	Vedant Fashions, Ltd.	13,629	205
			33,800

Consumer staples 9.84%
	British American Tobacco PLC	136,313	4,943
	Philip Morris International, Inc.	33,021	3,974
	Imperial Brands PLC	88,755	2,836
	Pernod Ricard SA	23,428	2,620
	Nestlé SA	27,302	2,239
	Carlsberg A/S, Class B	18,227	1,746
	Carrefour SA, non-registered shares	119,684	1,702
	Arca Continental, SAB de CV	171,771	1,423
	ITC, Ltd.	222,726	1,258
	Tsingtao Brewery Co., Ltd., Class H	171,738	1,256
	KT&G Corp.	16,456	1,190
	L’Oréal SA, non-registered shares	2,884	1,018
	Anheuser-Busch InBev SA/NV	18,681	935
	Haleon PLC	181,303	854
	Kweichow Moutai Co., Ltd., Class A	3,690	769
	Danone SA	11,139	750

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Ocado Group PLC[1]	167,863	$635
	Unilever PLC	8,423	477
	Yamazaki Baking Co., Ltd.	18,400	342
	United Spirits, Ltd.	14,813	281
	Seven & i Holdings Co., Ltd.	17,100	268
	Asahi Group Holdings, Ltd.	23,100	242
			31,758

Communication services 7.55%
	Tencent Holdings, Ltd.	82,600	4,414
	Publicis Groupe SA	34,736	3,680
	Koninklijke KPN NV	864,650	3,147
	Singapore Telecommunications, Ltd.	660,100	1,486
	Telefónica, SA, non-registered shares	302,700	1,233
	América Móvil, SAB de CV, Class B (ADR)	84,317	1,207
	Indus Towers, Ltd.[1]	274,847	1,096
	Bharti Airtel, Ltd.	58,899	1,091
	BT Group PLC	529,743	955
	KANZHUN, Ltd., Class A (ADR)[1]	65,265	901
	MTN Group, Ltd.	174,620	852
	Deutsche Telekom AG	26,563	795
	Vodafone Group PLC	622,560	531
	NetEase, Inc.	28,600	510
	HYBE Co., Ltd.[1]	3,444	452
	Nippon Television Holdings, Inc.	24,900	431
	Universal Music Group NV	16,846	430
	KT Corp. (ADR)[4]	25,403	394
	Nintendo Co., Ltd.	6,600	384
	Schibsted ASA, Class A	11,980	371
			24,360

Health care 6.62%
	Novo Nordisk AS, Class B	70,799	6,094
	AstraZeneca PLC	33,840	4,405
	Sanofi	39,018	3,773
	EssilorLuxottica SA	11,841	2,877
	Grifols, SA, Class B (ADR)[1]	86,548	644
	HOYA Corp.	5,000	621
	Roche Holding AG, nonvoting non-registered shares	2,087	584
	bioMérieux SA	4,641	496
	Bayer AG	24,582	492
	Genus PLC	19,665	380
	Siemens Healthineers AG	6,899	366
	Chugai Pharmaceutical Co., Ltd.	5,100	224
	Akums Drugs and Pharmaceuticals, Ltd.[1]	16,884	126
	Max Healthcare Institute, Ltd.	9,259	122
	BeiGene, Ltd. (ADR)[1]	620	115
	Hypera SA, ordinary nominative shares	9,359	27
	Euroapi SA1,4	1,412	4
			21,350

Energy 4.66%
	TotalEnergies SE	107,680	5,984
	BP PLC	428,208	2,110
	Canadian Natural Resources, Ltd. (CAD denominated)	53,307	1,646
	Cameco Corp. (CAD denominated)	30,663	1,576
	Shell PLC (GBP denominated)	30,287	940
	TC Energy Corp. (CAD denominated)	16,772	782
	Gaztransport & Technigaz SA	3,790	505
	Schlumberger NV	10,432	400
	Tourmaline Oil Corp.	7,638	353
	Cenovus Energy, Inc. (CAD denominated)	15,267	231

65	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Cenovus Energy, Inc.	7,706	$117
	ADNOC Drilling Co. PJSC	227,504	330
	South Bow Corp. (CAD denominated)	3,354	79
	Sovcomflot PAO[2]	356,717	— [3]
			15,053

Materials 4.36%
	Linde PLC	4,273	1,789
	Glencore PLC	387,133	1,702
	Barrick Gold Corp.	105,268	1,632
	Rio Tinto PLC	22,772	1,340
	Fortescue, Ltd.	85,904	964
	Holcim, Ltd.	8,452	810
	Air Liquide SA	4,759	769
	Vale SA (ADR), ordinary nominative shares	45,239	401
	Vale SA, ordinary nominative shares	30,697	272
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	7,601	595
	Nutrien, Ltd. (CAD denominated)	12,788	572
	Sika AG	2,309	549
	Anhui Conch Cement Co., Ltd., Class H	207,000	532
	Shin-Etsu Chemical Co., Ltd.	14,000	463
	Grupo México, SAB de CV, Series B	94,371	448
	Freeport-McMoRan, Inc.	9,692	369
	Franco-Nevada Corp.	2,845	334
	Fresnillo PLC	37,174	290
	Givaudan SA	43	188
	First Quantum Minerals, Ltd.[1]	2,733	35
	Alrosa PJSC[2]	53,607	— [3]
			14,054

Utilities 2.20%
	Engie SA	139,121	2,205
	Brookfield Infrastructure Partners, LP	35,327	1,123
	SSE PLC	54,350	1,091
	Iberdrola, SA, non-registered shares	76,119	1,048
	National Grid PLC	49,466	586
	NTPC, Ltd.	82,581	322
	CPFL Energia SA	59,791	306
	Veolia Environnement SA	10,224	286
	NTPC Green Energy, Ltd.[1]	86,917	129
			7,096

Real estate 1.75%
	Embassy Office Parks REIT	323,675	1,396
	CK Asset Holdings, Ltd.	312,500	1,283
	Mitsubishi Estate Co., Ltd.	71,400	985
	Prologis Property Mexico, SA de CV, REIT	237,908	661
	Link REIT	124,268	526
	Longfor Group Holdings, Ltd.	315,742	407
	Macrotech Developers, Ltd.	12,824	208
	CapitaLand Integrated Commercial Trust REIT[1]	118,700	168
			5,634
	Total common stocks (cost: $262,996,000)		309,686
Preferred securities 0.08%
Materials 0.08%
	Gerdau SA, preferred nominative shares	86,682	252
	Total preferred securities (cost: $344,000)		252

American Funds Insurance Series	66

International Growth and Income Fund (continued)
Short-term securities 3.73%	Shares	Value (000)
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5,6]	116,715	$11,674

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[5,7]	369,164	369
Total short-term securities (cost: $12,039,000)		12,043
Total investment securities 99.79% (cost: $275,379,000)		321,981
Other assets less liabilities 0.21%		672
Net assets 100.00%		$322,653
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	652	EUR	620	UBS AG	1/16/2025	$10
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.62%
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5]	$10,070	$63,701	$62,101	$1	$3	$11,674	$778

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
All or a portion of this security was on loan. The total value of all such securities was $440,000, which represented .14% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 12/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

67	American Funds Insurance Series

Capital Income Builder®
Investment portfolio December 31, 2024

Common stocks 77.98%		Shares	Value (000)
Financials 14.65%
	JPMorgan Chase & Co.	96,936	$23,237
	Morgan Stanley	133,554	16,790
	Zurich Insurance Group AG	17,602	10,458
	Münchener Rückversicherungs-Gesellschaft AG	19,823	9,971
	BlackRock, Inc.	9,620	9,862
	PNC Financial Services Group, Inc.	42,156	8,130
	DBS Group Holdings, Ltd.	244,716	7,828
	ING Groep NV	497,053	7,772
	Intact Financial Corp.	35,868	6,531
	American International Group, Inc.	72,544	5,281
	Wells Fargo & Co.	74,312	5,220
	Great-West Lifeco, Inc.	120,992	4,012
	Apollo Asset Management, Inc.	21,787	3,598
	Truist Financial Corp.	82,366	3,573
	Banco Bilbao Vizcaya Argentaria, SA	328,133	3,213
	AIA Group, Ltd.	439,753	3,181
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,063
	360 ONE WAM, Ltd.	208,444	3,042
	Kaspi.kz JSC (GDR)[1]	21,756	2,060
	Kaspi.kz JSC (ADR)	9,921	940
	East West Bancorp, Inc.	30,354	2,907
	Mizuho Financial Group, Inc.	117,900	2,877
	KB Financial Group, Inc.	46,010	2,609
	CME Group, Inc., Class A	11,181	2,597
	Hana Financial Group, Inc.	66,938	2,560
	Euronext NV	22,136	2,481
	NatWest Group PLC	453,887	2,285
	Blackstone, Inc.	12,991	2,240
	Swedbank AB, Class A	112,245	2,214
	Sampo Oyj, Class A	53,498	2,188
	Power Corporation of Canada, subordinate voting shares[2]	69,927	2,181
	Toronto-Dominion Bank (The) (CAD denominated)	37,975	2,022
	TPG, Inc., Class A	31,786	1,997
	Tokio Marine Holdings, Inc.	53,900	1,930
	State Street Corp.	19,064	1,871
	Principal Financial Group, Inc.	23,643	1,830
	Webster Financial Corp.	32,868	1,815
	Bank Central Asia Tbk PT	2,865,300	1,717
	3i Group PLC	33,804	1,502
	BNP Paribas SA	24,132	1,478
	EFG International AG	100,617	1,458
	Skandinaviska Enskilda Banken AB, Class A	102,261	1,401
	UniCredit SpA	33,859	1,352
	Bank Mandiri (Persero) Tbk PT	3,740,600	1,317
	Resona Holdings, Inc.	178,800	1,301
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,260
	Samsung Fire & Marine Insurance Co., Ltd.	5,066	1,232
	National Bank of Canada	13,044	1,189
	Banco Santander, SA	230,887	1,068
	Western Union Co.	98,671	1,046
	Canadian Imperial Bank of Commerce (CAD denominated)	15,965	1,010
	Deutsche Bank AG	56,350	971
	SouthState Corp.	7,682	764
	Patria Investments, Ltd., Class A	65,011	756
	Citizens Financial Group, Inc.	15,883	695
	Vontobel Holding AG	9,350	655
	Houlihan Lokey, Inc., Class A	3,658	635
	Fukuoka Financial Group, Inc.	21,800	547
	First American Financial Corp.	6,638	414

American Funds Insurance Series	68

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	DNB Bank ASA	17,352	$346
	Sberbank of Russia PJSC[3]	204,176	— [4]
	SVB Financial Group, Class C, Trust Units[3,5]	1,520	— [4]
			200,480

Information technology 11.49%
	Broadcom, Inc.	303,625	70,393
	Microsoft Corp.	61,830	26,061
	Taiwan Semiconductor Manufacturing Co., Ltd.	714,800	23,341
	Accenture PLC, Class A	24,565	8,642
	Texas Instruments, Inc.	31,493	5,905
	Seagate Technology Holdings PLC	54,382	4,694
	SAP SE	16,500	4,038
	KLA Corp.	3,913	2,466
	HCL Technologies, Ltd.	104,069	2,328
	Tokyo Electron, Ltd.	14,100	2,137
	MediaTek, Inc.	48,000	2,061
	TDK Corp.	133,800	1,722
	Analog Devices, Inc.	6,855	1,456
	GlobalWafers Co., Ltd.	84,938	985
	Intel Corp.	29,886	599
	Capgemini SE	2,349	383
			157,211

Health care 9.61%
	AbbVie, Inc.	157,442	27,977
	Abbott Laboratories	167,086	18,899
	Gilead Sciences, Inc.	179,279	16,560
	AstraZeneca PLC	96,039	12,502
	Amgen, Inc.	47,795	12,457
	Sanofi	105,511	10,203
	Medtronic PLC	87,393	6,981
	UnitedHealth Group, Inc.	9,535	4,823
	Bristol-Myers Squibb Co.	81,656	4,619
	Roche Holding AG, nonvoting non-registered shares	12,586	3,523
	Merck & Co., Inc.	31,200	3,104
	Takeda Pharmaceutical Co., Ltd.	94,525	2,506
	EssilorLuxottica SA	8,733	2,122
	GSK PLC	94,219	1,578
	EBOS Group, Ltd.	66,494	1,399
	Novartis AG	10,627	1,034
	Novo Nordisk AS, Class B	9,851	848
	CVS Health Corp.	10,273	461
			131,596

Industrials 9.44%
	RTX Corp.	199,530	23,090
	Volvo AB, Class B	363,228	8,814
	Siemens AG	43,221	8,440
	Deutsche Post AG	207,885	7,318
	Union Pacific Corp.	25,658	5,851
	Paychex, Inc.	40,310	5,652
	BAE Systems PLC	387,807	5,564
	Honeywell International, Inc.	24,452	5,523
	FedEx Corp.	18,032	5,073
	RELX PLC	111,209	5,039
	Mitsubishi Corp.	277,081	4,533
	Canadian National Railway Co. (CAD denominated)	43,378	4,405
	Carrier Global Corp.	51,551	3,519
	Broadridge Financial Solutions, Inc.	15,234	3,444
	Automatic Data Processing, Inc.	11,186	3,275
	Marubeni Corp.	205,700	3,082

69	American Funds Insurance Series

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Singapore Technologies Engineering, Ltd.	789,700	$2,693
	SGS SA	26,839	2,687
	UL Solutions, Inc., Class A	46,532	2,321
	Trinity Industries, Inc.	59,105	2,075
	Robert Half, Inc.	28,150	1,983
	ITOCHU Corp.	40,100	1,974
	Airbus SE, non-registered shares	12,164	1,939
	Northrop Grumman Corp.	3,377	1,585
	Bureau Veritas SA	50,133	1,524
	Logista Integral SA, non-registered shares	47,027	1,423
	Trelleborg AB, Class B	37,852	1,293
	Schneider Electric SE	5,014	1,239
	Transurban Group	110,377	913
	General Dynamics Corp.	2,967	782
	Sulzer AG	5,386	777
	PACCAR, Inc.	6,849	712
	Brambles, Ltd.	37,217	442
	ABB, Ltd.	4,658	251
			129,235

Consumer staples 8.01%
	Philip Morris International, Inc.	297,688	35,827
	British American Tobacco PLC	386,937	14,031
	British American Tobacco PLC (ADR)	38,810	1,410
	Mondelez International, Inc., Class A	156,166	9,328
	Imperial Brands PLC	238,535	7,623
	ITC, Ltd.	839,394	4,739
	Nestlé SA	50,868	4,171
	PepsiCo, Inc.	24,484	3,723
	Altria Group, Inc.	57,408	3,002
	Danone SA	44,001	2,961
	General Mills, Inc.	40,948	2,611
	Kimberly-Clark Corp.	19,036	2,494
	Carlsberg A/S, Class B	23,866	2,286
	Lamb Weston Holdings, Inc.	32,007	2,139
	Sysco Corp.	27,470	2,100
	Suntory Beverage & Food, Ltd.	49,000	1,555
	WH Group, Ltd.	1,953,000	1,514
	Procter & Gamble Co.	7,763	1,301
	Molson Coors Beverage Co., Class B, restricted voting shares	21,911	1,256
	Target Corp.	8,226	1,112
	Coca-Cola Co.	14,818	923
	Anheuser-Busch InBev SA/NV	15,143	758
	Dollar General Corp.	9,798	743
	Pernod Ricard SA	5,529	618
	Unilever PLC	8,458	479
	Constellation Brands, Inc., Class A	1,891	418
	Scandinavian Tobacco Group A/S	24,914	330
	Tsingtao Brewery Co., Ltd., Class H	24,000	176
			109,628

Utilities 6.02%
	Dominion Energy, Inc.	128,518	6,922
	DTE Energy Co.	56,745	6,852
	Iberdrola, SA, non-registered shares	482,941	6,650
	Engie SA	407,995	6,467
	SSE PLC	290,080	5,822
	Edison International	71,115	5,678
	Sempra	59,912	5,255
	Pinnacle West Capital Corp.	61,161	5,185
	National Grid PLC	395,276	4,684
	CenterPoint Energy, Inc.	144,398	4,582

American Funds Insurance Series	70

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	Duke Energy Corp.	40,596	$4,374
	E.ON SE	374,067	4,356
	Southern Co. (The)	43,268	3,562
	Entergy Corp.	33,908	2,571
	Power Grid Corporation of India, Ltd.	597,955	2,154
	Atmos Energy Corp.	15,323	2,134
	AES Corp.	127,763	1,644
	Enel SpA	222,605	1,592
	SembCorp Industries, Ltd.	254,500	1,028
	Power Assets Holdings, Ltd.	127,000	887
			82,399

Energy 5.03%
	Exxon Mobil Corp.	127,538	13,719
	Canadian Natural Resources, Ltd. (CAD denominated)	350,146	10,811
	TC Energy Corp. (CAD denominated)[2]	193,622	9,023
	EOG Resources, Inc.	50,071	6,138
	TotalEnergies SE	97,307	5,407
	Shell PLC (GBP denominated)	143,457	4,453
	Shell PLC (ADR)	7,865	493
	ConocoPhillips	39,708	3,938
	BP PLC	758,103	3,736
	EQT Corp.	69,667	3,212
	Chevron Corp.	17,862	2,587
	South Bow Corp. (CAD denominated)	100,885	2,381
	DT Midstream, Inc.	10,047	999
	Cenovus Energy, Inc.	56,693	859
	Schlumberger NV	16,544	634
	Neste OYJ	32,626	412
	New Fortress Energy, Inc., Class A6	949	14
			68,816

Consumer discretionary 4.81%
	McDonald’s Corp.	45,353	13,147
	Home Depot, Inc.	25,170	9,791
	LVMH Moët Hennessy-Louis Vuitton SE	9,520	6,225
	YUM! Brands, Inc.	30,062	4,033
	Midea Group Co., Ltd., Class A	375,775	3,867
	Industria de Diseño Textil, SA	70,801	3,625
	Darden Restaurants, Inc.	17,846	3,332
	Evolution AB	35,832	2,750
	Restaurant Brands International, Inc.	41,745	2,721
	Tractor Supply Co.	50,210	2,664
	Aristocrat Leisure, Ltd.	53,860	2,274
	Vail Resorts, Inc.	12,006	2,251
	Starbucks Corp.	22,803	2,081
	Amadeus IT Group SA, Class A, non-registered shares	23,266	1,637
	NEXT PLC	12,561	1,493
	Galaxy Entertainment Group, Ltd.	271,000	1,142
	Las Vegas Sands Corp.	18,561	953
	Compagnie Financière Richemont SA, Class A	5,142	782
	OPAP SA	26,284	427
	Jumbo SA	13,271	351
	International Game Technology PLC	17,882	316
			65,862

Real estate 3.94%
	VICI Properties, Inc. REIT	702,458	20,519
	Prologis, Inc. REIT	43,252	4,572
	American Tower Corp. REIT	23,060	4,229
	Extra Space Storage, Inc. REIT	23,933	3,580
	Welltower, Inc. REIT	27,916	3,518

71	American Funds Insurance Series

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Rexford Industrial Realty, Inc. REIT	84,140	$3,253
	Public Storage REIT	6,113	1,830
	Mindspace Business Parks REIT	248,348	1,048
	Mindspace Business Parks REIT[5]	132,674	560
	Equinix, Inc. REIT	1,676	1,580
	CK Asset Holdings, Ltd.	310,500	1,275
	Link REIT	292,348	1,237
	CTP NV	75,076	1,155
	UDR, Inc. REIT	22,406	973
	Digital Realty Trust, Inc. REIT	5,406	959
	SBA Communications Corp. REIT, Class A	4,536	924
	Sun Communities, Inc. REIT	5,518	679
	Embassy Office Parks REIT	140,661	607
	Lineage, Inc. REIT	9,785	573
	Longfor Group Holdings, Ltd.	357,634	461
	POWERGRID Infrastructure Investment Trust REIT	322,317	319
	Kimco Realty Corp. REIT	5,095	119
			53,970

Communication services 2.57%
	Singapore Telecommunications, Ltd.	2,319,700	5,223
	Comcast Corp., Class A	129,542	4,862
	Koninklijke KPN NV	1,116,121	4,062
	T-Mobile US, Inc.	18,087	3,992
	Verizon Communications, Inc.	85,602	3,423
	Publicis Groupe SA	31,849	3,374
	Deutsche Telekom AG	80,793	2,418
	América Móvil, SAB de CV, Class B (ADR)	166,757	2,386
	TELUS Corp.	120,227	1,630
	HKT Trust and HKT, Ltd., units	946,240	1,170
	Omnicom Group, Inc.	12,215	1,051
	NetEase, Inc.	42,000	749
	SoftBank Corp.	312,400	393
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	376
			35,109

Materials 2.41%
	Air Products and Chemicals, Inc.	27,852	8,078
	Rio Tinto PLC	126,549	7,449
	Smurfit Westrock PLC	102,884	5,541
	Linde PLC	10,070	4,216
	Shin-Etsu Chemical Co., Ltd.	49,962	1,652
	Anglo American PLC	52,872	1,566
	Eastman Chemical Co.	10,469	956
	Vale SA (ADR), ordinary nominative shares	91,722	814
	Dow, Inc.	14,269	573
	Barrick Gold Corp.	32,045	497
	Evonik Industries AG	27,512	477
	Celanese Corp.	6,215	430
	UPM-Kymmene OYJ	15,480	426
	Antofagasta PLC	15,107	299
	Nitto Denko Corp.	2,500	42
			33,016
	Total common stocks (cost: $805,898,000)		1,067,322

American Funds Insurance Series	72

Capital Income Builder® (continued)
Convertible stocks 0.16%		Shares	Value (000)
Utilities 0.16%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	29,939	$1,225
	PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	911
	Total convertible stocks (cost: $2,189,000)		2,136
Bonds, notes & other debt instruments 15.07%		Principal amount (000)
Mortgage-backed obligations 7.20%
Federal agency mortgage-backed obligations 5.90%
	Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD— [4]	— [4]
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[7]	872	802
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]	1	1
	Fannie Mae Pool #931768 5.00% 8/1/2039[7]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[7]	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]	7	6
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]	5	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]	3	3
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]	1	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]	2	2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]	27	25
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]	23	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]	3	3
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	31	28
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[7]	169	152
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[7]	1,939	1,741
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]	2,684	2,317
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]	313	273
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]	118	102
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]	81	70
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]	44	38
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	13	11
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]	133	114
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]	85	73
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]	44	34
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]	130	112
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	164	141
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	20	17
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	15	13
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]	114	98
	Fannie Mae Pool #CB2527 2.00% 12/1/2051[7]	176	138
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]	19	16
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]	83	74
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	844	730
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[7]	481	413
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]	284	253
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[7]	110	100
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[7]	55	53
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	154	120
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]	114	112
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]	103	102
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	156	154
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	99	98
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[7]	92	89

73	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB6012 4.00% 4/1/2053[7]	USD808	$740
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	74	72
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[7]	3,189	3,085
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	61	59
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	266	263
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]	1,493	1,503
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	329	326
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]	395	397
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]	243	246
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]	184	186
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[7]	277	254
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[7]	102	96
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]	128	124
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[7]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	855	846
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	437	439
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[7]	940	860
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	9	9
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	48	49
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[7]	2,271	2,322
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	714	718
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[7]	75	77
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[7]	355	368
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[7]	28	28
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	30	31
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	894	883
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	125	126
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	67	68
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[7]	992	985
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	324	331
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[7]	662	687
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[7]	124	125
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[7]	45	46
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	412	418
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[7]	133	134
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[7]	27	27
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[7]	19	19
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	157	156
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]	854	860
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	194	196
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	173	174
	Fannie Mae Pool #DB6905 6.00% 7/1/2054[7]	113	114
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	104	105
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[7]	87	87
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[7]	20	20
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[7]	31	32
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	2,836	2,871
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[7]	364	366
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[7]	9	9
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	8	8
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[7]	5,326	5,441
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[7]	20	20
	Fannie Mae Pool #BU4967 5.50% 9/1/2054[7]	2,965	2,927
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[7]	424	419
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[7]	35	35
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[7]	242	240
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[7]	29	27
	Fannie Mae Pool #DC9197 4.50% 12/1/2054[7]	603	567

American Funds Insurance Series	74

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	USD7	$6
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[7]	14	14
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]	338	344
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]	227	227
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]	560	533
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	384	321
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]	66	55
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]	115	96
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[7]	190	177
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]	15	14
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]	13	12
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]	23	22
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]	42	40
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]	22	21
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]	994	951
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	13	12
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]	142	122
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]	67	58
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]	138	118
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[7]	50	40
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[7]	826	703
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[7]	472	401
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	328	301
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]	796	750
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	195	166
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[7]	115	98
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]	172	165
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[7]	603	584
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]	290	286
	Freddie Mac Pool #SD5845 3.50% 11/1/2052[7]	2,520	2,233
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]	107	106
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[7]	23	20
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[7]	454	428
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[7]	785	719
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	98	95
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]	543	537
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]	411	407
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	32	31
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	1,026	1,014
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[7]	81	82
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	16	17
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	13	14
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	14	14
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	13	13
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	9	9
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	6	7
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	5	5
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	3	3
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	2,267	2,242
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[7]	20	20
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	18	18
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]	224	221
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[7]	1,368	1,397
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	881	852
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	47	47
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	10	10
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[7]	54	50

75	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[7]	USD1,155	$1,199
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[7]	8	9
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[7]	2,862	2,970
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	17	17
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[7]	1,410	1,417
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[7]	183	187
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	918	906
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	19	18
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	9	9
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[7]	471	476
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[7]	10	10
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[7]	278	276
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[7]	297	298
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[7]	18	18
	Freddie Mac Pool #QI7522 5.50% 6/1/2054[7]	125	123
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	24	24
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[7]	127	127
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	77	77
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	390	392
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	303	308
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	258	261
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	220	223
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	79	80
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	19	20
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[7]	18	18
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	254	255
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[7]	19	20
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[7]	19	20
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[7]	20	20
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[7]	19	19
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	10	10
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[7]	6	6
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[7]	18	19
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	7	7
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	39	39
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	20	20
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	20	20
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	19	19
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	9	9
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	232	237
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[7]	33	30
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	86	81
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[7]	55	53
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[7]	67	66
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[7]	19	19
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[7]	55	50
	Freddie Mac Pool #SD8490 4.50% 12/1/2054[7]	120	113
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	341	337
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[7]	4	4
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	160	155
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	94	88
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	198	182
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	190	176
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	84	74
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	70	62

American Funds Insurance Series	76

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	USD15	$14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]	864	755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]	308	292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	485	458
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]	13	13
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]	9	8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	728	699
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]	1,050	981
	Government National Mortgage Assn. 5.50% 1/1/2055[7,9]	609	604
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]	169	162
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[7]	2,932	2,705
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	62	57
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[7]	222	204
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[7]	398	387
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[7]	1,066	1,036
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[7]	26	24
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[7]	— [4]	— [4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]	— [4]	— [4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]	— [4]	— [4]
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[7,9]	801	727
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,9]	60	47
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[7,9]	76	62
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[7,9]	799	707
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,9]	560	526
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,9]	316	305
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,9]	689	648
			80,823

Collateralized mortgage-backed obligations (privately originated) 0.67%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]	98	86
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,7,10]	671	642
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,7,8]	64	58
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,7]	76	69
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,7,8]	226	223
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,7,8]	426	414
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]	149	139
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,7,8]	8	7
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,7,8]	31	32
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,7,8]	285	288
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,7,8]	99	99
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,7,8]	89	89
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,7,8]	87	88
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,7]	61	62
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,7,8]	61	62

77	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,7,8]	USD11	$11
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,7,8]	16	16
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,7,8]	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,7,8]	236	237
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,7,8]	90	90
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,7,8]	39	39
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,7,8]	224	226
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,7,10]	118	119
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,7]	87	85
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,7,10]	872	875
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,7,10]	143	142
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,7,10]	61	60
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,7,10]	102	102
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,7,10]	592	586
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,7,10]	150	152
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,7,8]	165	162
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,7,10]	205	207
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,7,10]	441	445
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,7,10]	1,132	1,136
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,7]	554	504
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,7]	97	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,7]	309	282
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]	7	6
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,7,8]	140	141
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]	2	2
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]	22	21
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]	22	22
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]	13	13
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,7]	355	319
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	94	94
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,7]	195	187
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,7]	167	165
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,7,10]	90	91
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,7,8]	107	107
			9,163

American Funds Insurance Series	78

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 0.63%
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[1,7,8]	USD296	$295
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[7]	41	42
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[7,8]	122	126
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,7,8]	329	331
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,7,8]	332	334
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,7,8]	106	106
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,7,8]	648	647
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,7,8]	266	265
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,7,8]	100	100
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,7,8]	119	120
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,7,8]	152	152
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,7,8]	88	88
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,7,8]	87	86
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,7,8]	181	183
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,7,8]	51	51
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,7,8]	590	584
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,7,8]	100	101
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,7,8]	120	121
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,7,8]	237	241
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,8]	574	582
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,7,8]	583	589
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,7,8]	530	536
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,7,8]	213	215
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,7,8]	191	193
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,7,8]	133	134
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,7,8]	120	121
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,7,8]	100	101
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,7,8]	100	101
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,7,8]	88	88
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]	73	74
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,7]	187	193
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,7,8]	592	589
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 5.844% 5/17/2038[1,7,8]	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,7,8]	100	101
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[1,7,8]	243	246
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,7,8]	112	113
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,7,8]	345	345
			8,594
	Total mortgage-backed obligations		98,580

79	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.26%
U.S. Treasury 4.26%
	U.S. Treasury 3.875% 3/31/2025	USD5,877	$5,871
	U.S. Treasury 4.625% 6/30/2025	4,793	4,805
	U.S. Treasury 4.00% 2/15/2026	2,369	2,363
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,668
	U.S. Treasury 1.875% 6/30/2026	3,855	3,725
	U.S. Treasury 1.125% 10/31/2026	995	941
	U.S. Treasury 2.00% 11/15/2026[11]	2,800	2,688
	U.S. Treasury 4.625% 11/15/2026	1,200	1,208
	U.S. Treasury 4.25% 11/30/2026	4,205	4,205
	U.S. Treasury 4.00% 1/15/2027	6,541	6,511
	U.S. Treasury 0.50% 4/30/2027	2,375	2,179
	U.S. Treasury 2.625% 5/31/2027	80	77
	U.S. Treasury 4.00% 12/15/2027	7,217	7,163
	U.S. Treasury 4.00% 2/29/2028	745	739
	U.S. Treasury 1.25% 3/31/2028	1,350	1,227
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.00% 7/31/2029	25	25
	U.S. Treasury 4.375% 12/31/2029	390	390
	U.S. Treasury 4.00% 2/28/2030	1,169	1,148
	U.S. Treasury 6.25% 5/15/2030	345	375
	U.S. Treasury 4.50% 12/31/2031	1,501	1,507
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	18	18
	U.S. Treasury 4.25% 11/15/2034	213	208
	U.S. Treasury 4.50% 8/15/2039	1,045	1,018
	U.S. Treasury 4.75% 2/15/2041[11]	1,730	1,724
	U.S. Treasury 2.00% 11/15/2041	300	202
	U.S. Treasury 4.125% 8/15/2044	722	654
	U.S. Treasury 2.375% 5/15/2051[11]	196	124
	U.S. Treasury 4.00% 11/15/2052	152	133
	U.S. Treasury 4.25% 8/15/2054[11]	3,744	3,426
	Total U.S. Treasury bonds & notes		58,335
Corporate bonds, notes & loans 2.34%
Financials 0.45%
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	58	58
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	7	7
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[10]	26	23
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	238	200
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	118	117
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,10]	400	404
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,10]	200	202
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]	43	44
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]	45	47
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	95	97
	Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	120	122
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	172
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6

American Funds Insurance Series	80

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,10]	USD200	$197
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	300	314
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[10]	150	147
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[10]	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	111	96
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[10]	80	81
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[10]	40	39
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]	78	78
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[10]	65	65
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[10]	73	72
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	50	51
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[10]	198	197
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	20	17
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	55	55
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	75	77
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[10]	328	325
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	24
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[10]	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]	140	142
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[10]	40	41
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]	57	56
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[10]	488	478
	Navient Corp. 5.00% 3/15/2027	150	147
	New York Life Global Funding 3.00% 1/10/2028[1]	150	143
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	50	51
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	100	99
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[10]	28	28
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[10]	11	11
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[10]	50	49
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]	70	72
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[10]	85	86
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,10]	200	203
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,10]	374	353
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	98	100
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	104	111
			6,225

Health care 0.39%
	AbbVie, Inc. 5.05% 3/15/2034	175	173
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	240	231
	AbbVie, Inc. 5.50% 3/15/2064	25	24
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	70

81	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.60% 3/2/2043	USD105	$102
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	21
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	82
	Astrazeneca Finance, LLC 5.00% 2/26/2034	50	49
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	262
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	295
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	316
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	96
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	160
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	95
	CVS Health Corp. 6.00% 6/1/2044	50	47
	CVS Health Corp. 5.625% 2/21/2053	55	49
	CVS Health Corp. 6.05% 6/1/2054	50	47
	Elevance Health, Inc. 4.95% 11/1/2031	30	30
	Elevance Health, Inc. 5.20% 2/15/2035	13	13
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	35	35
	Medline Borrower, LP 6.25% 4/1/2029[1]	380	384
	Merck & Co., Inc. 1.70% 6/10/2027	118	111
	Merck & Co., Inc. 3.40% 3/7/2029	110	105
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	32
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	354
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	647
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
			5,297

Consumer discretionary 0.24%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
	Bath & Body Works, Inc. 6.875% 11/1/2035	150	154
	BMW US Capital, LLC 4.15% 4/9/2030[1]	290	277
	BMW US Capital, LLC 3.70% 4/1/2032[1]	25	23
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	150	151
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[1]	150	151
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	150	126
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	199
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	695
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	294
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	599
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	General Motors Financial Co., Inc. 5.45% 9/6/2034	27	26
	Hyundai Capital America 5.275% 6/24/2027[1]	55	56
	McDonald’s Corp. 3.60% 7/1/2030	12	11

American Funds Insurance Series	82

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 4.60% 9/9/2032	USD3	$3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	230
			3,240

Energy 0.23%
	Apache Corp. 4.25% 1/15/2030	385	362
	Baytex Energy Corp. 7.375% 3/15/2032[1]	600	585
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]	9	9
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	270	263
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	40
	Energy Transfer, LP 6.10% 12/1/2028	41	43
	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
	Equinor ASA 2.375% 5/22/2030	365	324
	Hilcorp Energy I, LP 6.875% 5/15/2034[1]	400	374
	NFE Financing, LLC 12.00% 11/15/2029[1]	148	156
	Petroleos Mexicanos 6.50% 1/23/2029	20	19
	Petroleos Mexicanos 8.75% 6/2/2029	177	177
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	200	188
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	3	3
	TotalEnergies Capital SA 4.724% 9/10/2034	17	16
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	595	533
			3,196

Communication services 0.20%
	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	53
	AT&T, Inc. 3.50% 6/1/2041	USD75	57
	CCO Holdings, LLC 4.75% 2/1/2032[1]	25	22
	CCO Holdings, LLC 4.25% 1/15/2034[1]	655	532
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
	Meta Platforms, Inc. 4.30% 8/15/2029	40	39
	Meta Platforms, Inc. 4.75% 8/15/2034	53	52
	Meta Platforms, Inc. 5.40% 8/15/2054	29	28
	Meta Platforms, Inc. 5.55% 8/15/2064	40	39
	Netflix, Inc. 4.90% 8/15/2034	16	16
	Netflix, Inc. 5.40% 8/15/2054	6	6
	SBA Tower Trust 1.631% 11/15/2026[1]	253	237
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	780	720
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	588
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	175
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
	Verizon Communications, Inc. 1.75% 1/20/2031	142	117
			2,793

Utilities 0.19%
	AEP Transmission Co., LLC 3.80% 6/15/2049	45	34
	Consumers Energy Co. 4.625% 5/15/2033	25	24
	DTE Energy Co. 3.00% 3/1/2032	42	37
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	128
	Edison International 5.45% 6/15/2029	25	25
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,10]	200	226
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	349

83	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	FirstEnergy Corp. 2.25% 9/1/2030	USD107	$92
	Florida Power & Light Co. 5.05% 4/1/2028	70	71
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	95
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	100
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	280
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	321
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	51
	Pacific Gas and Electric Co. 4.95% 7/1/2050	162	141
	Pacific Gas and Electric Co. 5.90% 10/1/2054	25	25
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	89
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	40
	Southern California Edison Co. 3.60% 2/1/2045	206	152
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
			2,546

Industrials 0.18%
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[1,3,8,12]	300	298
	BAE Systems PLC 5.30% 3/26/2034[1]	200	199
	Boeing Co. (The) 2.75% 2/1/2026	91	89
	Boeing Co. (The) 6.259% 5/1/2027	376	385
	Boeing Co. (The) 6.298% 5/1/2029	12	12
	Boeing Co. (The) 3.625% 2/1/2031	178	162
	Boeing Co. (The) 6.388% 5/1/2031	92	96
	Boeing Co. (The) 6.528% 5/1/2034	585	613
	Boeing Co. (The) 5.805% 5/1/2050	80	74
	Boeing Co. (The) 6.858% 5/1/2054	56	60
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	66
	Carrier Global Corp. 3.577% 4/5/2050	3	2
	CSX Corp. 4.75% 11/15/2048	50	44
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
	L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	7
	Moog, Inc. 4.25% 12/9/2027[1]	55	53
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	37
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59
	Waste Management, Inc. 4.95% 3/15/2035	16	16
	Waste Management, Inc. 5.35% 10/15/2054	25	24
			2,535

Real estate 0.18%
	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	40
	Boston Properties, LP 5.75% 1/15/2035	95	93

American Funds Insurance Series	84

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Crown Castle, Inc. 5.00% 1/11/2028	USD54	$54
	Equinix, Inc. 1.55% 3/15/2028	25	23
	Equinix, Inc. 3.20% 11/18/2029	144	133
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	530	485
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	483
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	20	21
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	401
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	658
			2,445

Materials 0.12%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.60% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.80% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.95% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	750	612
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	50
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	249	249
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	68
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	10	11
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	325	294
			1,599

Consumer staples 0.09%
	BAT Capital Corp. 4.70% 4/2/2027	105	105
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	34
	BAT Capital Corp. 4.54% 8/15/2047	55	43
	BAT Capital Corp. 4.758% 9/6/2049	121	98
	BAT Capital Corp. 7.081% 8/2/2053	69	76
	BAT International Finance PLC 4.448% 3/16/2028	150	148
	Campbell’s Co. (The) 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	201
	Philip Morris International, Inc. 5.125% 11/17/2027	43	44
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	72
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	31
	Philip Morris International, Inc. 4.90% 11/1/2034	66	63
			1,187

85	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 0.07%
	Broadcom, Inc. 5.05% 7/12/2027	USD40	$40
	Broadcom, Inc. 4.00% 4/15/2029[1]	3	3
	Broadcom, Inc. 5.05% 7/12/2029	45	45
	Broadcom, Inc. 5.15% 11/15/2031	104	105
	Broadcom, Inc. 4.15% 4/15/2032[1]	11	10
	Broadcom, Inc. 4.80% 10/15/2034	12	12
	Broadcom, Inc. 3.137% 11/15/2035[1]	2	2
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	10
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	250	257
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	54	45
			953
	Total corporate bonds, notes & loans		32,016
Asset-backed obligations 1.21%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,7]	2	2
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,7]	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,7]	215	217
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,7]	83	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,7]	100	99
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,7]	477	481
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,7]	400	397
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,7]	197	192
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,7]	100	98
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,7]	339	349
	AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,7]	391	395
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,7]	4	4
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,7]	100	100
	Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,7]	735	740
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,7]	351	343
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,7]	87	78
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,7]	90	87
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,7]	90	78
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,7]	316	299
	CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,7]	489	489
	Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,7]	352	351
	CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,7]	497	503
	Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[7]	301	301
	Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,7]	419	422
	Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,7]	206	206
	Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,7]	482	486
	EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,7]	164	164
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,7]	131	128
	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,7]	176	177
	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,7]	181	184
	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,7]	188	189
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,7]	369	340
	GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,7]	69	62
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,7]	93	90
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,7]	348	328

American Funds Insurance Series	86

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,7]	USD131	$132
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,7]	104	104
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,7]	285	289
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,7]	184	190
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,7]	268	252
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,7]	100	94
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,7]	100	94
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,7]	187	188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,7]	373	363
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]	26	26
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,7]	2	2
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,7]	190	192
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,7]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,7]	30	27
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,7]	53	47
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,7]	128	119
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,7]	256	238
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,7,8]	132	131
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,7]	935	863
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,7]	581	582
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,7]	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,7]	127	125
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,7]	61	59
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,7]	174	174
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,7]	273	276
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,7]	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,7]	175	177
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,7]	250	246
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,7]	140	141
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,7]	326	328
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[7]	285	286
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,7]	100	101
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,7]	16	16
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,7]	47	42
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,7]	103	98
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]	335	322
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,7]	100	101
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,7]	9	9
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,7]	100	100
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,7]	827	829
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,7]	215	215
		16,512
Bonds & notes of governments & government agencies outside the U.S. 0.04%
Peru (Republic of) 2.783% 1/23/2031	190	163
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	192
United Mexican States 3.25% 4/16/2030	200	174
		529

87	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD212	$209

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	137
Total municipals		346
Total bonds, notes & other debt instruments (cost: $210,437,000)		206,318
Investment funds 2.26%	Shares
Capital Group Central Corporate Bond Fund[13]	3,729,766	30,920
Total Investment funds (cost: $34,463,000)		30,920
Short-term securities 5.16%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[13,14]	605,632	60,575

Money market investments purchased with collateral from securities on loan 0.74%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[14,15]	10,079,100	10,079
Total short-term securities (cost: $70,633,000)		70,654
Total investment securities 100.63% (cost: $1,123,620,000)		1,377,350
Other assets less liabilities (0.63)%		(8,682)
Net assets 100.00%		$1,368,668
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Long	8	3/19/2025	USD1,913	$10
3 Month SOFR Futures	Long	73	9/17/2025	17,512	105
2 Year U.S. Treasury Note Futures	Long	277	4/3/2025	56,954	(34)
5 Year U.S. Treasury Note Futures	Long	432	4/3/2025	45,924	(302)
10 Year U.S. Treasury Note Futures	Long	171	3/31/2025	18,596	(256)
10 Year Ultra U.S. Treasury Note Futures	Long	17	3/31/2025	1,892	(46)
20 Year U.S. Treasury Note Futures	Long	21	3/31/2025	2,391	(72)
30 Year Ultra U.S. Treasury Bond Futures	Long	62	3/31/2025	7,372	(383)
					$(978)

American Funds Insurance Series	88

Capital Income Builder® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$367	$—	$367
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	104	—	104
						$471	$—	$471
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 2.26%
Capital Group Central Corporate Bond Fund	$34,970	$1,393	$4,712	$(941)	$210	$30,920	$1,393
Short-term securities 4.42%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[14]	91,779	199,715	230,940	3	18	60,575	4,152
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[14]	59		59 [16]			—	— [17]
Total short-term securities						60,575
Total 6.68%				$(938)	$228	$91,495	$5,545

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,522,000, which represented 3.25% of the net assets of the fund.

[2]
All or a portion of this security was on loan. The total value of all such securities was $10,664,000, which represented .78% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $14,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,055,000, which represented .15% of the net assets of the fund.
[12]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $298,000, which represented .02% of the net assets of the fund.

[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

89	American Funds Insurance Series

Capital Income Builder® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
DAC = Designated Activity Company

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	90

Asset Allocation Fund
Investment portfolio December 31, 2024

Common stocks 67.42%		Shares	Value (000)
Information technology 16.36%
	Broadcom, Inc.	7,698,709	$1,784,869
	Microsoft Corp.	1,975,621	832,724
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,126,407	617,434
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	25,241
	Apple, Inc.	1,243,701	311,448
	NVIDIA Corp.	2,196,799	295,008
	Oracle Corp.	896,756	149,435
	ASML Holding NV (ADR)	162,641	112,723
	International Business Machines Corp.	275,000	60,453
	Applied Materials, Inc.	363,122	59,055
	MicroStrategy, Inc., Class A1	200,000	57,924
	Synopsys, Inc.[1]	90,490	43,920
	Salesforce, Inc.	127,239	42,540
	Diebold Nixdorf, Inc.[1]	532,940	22,938
	Micron Technology, Inc.	175,097	14,736
			4,430,448

Financials 12.09%
	Apollo Asset Management, Inc.	2,630,627	434,474
	Aon PLC, Class A	752,130	270,135
	Arthur J. Gallagher & Co.	887,811	252,005
	Synchrony Financial	3,300,000	214,500
	Ares Management Corp., Class A	1,113,403	197,106
	Blue Owl Capital, Inc., Class A	8,399,477	195,372
	Blackstone, Inc.	1,033,422	178,183
	Mastercard, Inc., Class A	319,128	168,043
	Visa, Inc., Class A	509,002	160,865
	Discover Financial Services	872,903	151,213
	Fiserv, Inc.[1]	582,763	119,711
	JPMorgan Chase & Co.	446,784	107,099
	BlackRock, Inc.	88,049	90,260
	American Express Co.	280,560	83,267
	KKR & Co., Inc.	544,971	80,607
	Brown & Brown, Inc.	786,070	80,195
	Bank of America Corp.	1,759,200	77,317
	Nasdaq, Inc.	962,300	74,395
	Wells Fargo & Co.	980,000	68,835
	Citigroup, Inc.	900,000	63,351
	CME Group, Inc., Class A	193,443	44,923
	Capital One Financial Corp.	219,900	39,212
	Brookfield Corp., Class A	486,973	27,977
	RenaissanceRe Holdings, Ltd.	97,535	24,268
	Fifth Third Bancorp	432,000	18,265
	Goldman Sachs Group, Inc.	30,100	17,236
	Intercontinental Exchange, Inc.	110,132	16,411
	Chubb, Ltd.	37,981	10,494
	LPL Financial Holdings, Inc.	17,807	5,814
	PNC Financial Services Group, Inc.	8,528	1,645
	Sberbank of Russia PJSC[2]	8,880,000	— [3]
			3,273,178

Health care 8.27%
	Vertex Pharmaceuticals, Inc.[1]	1,017,755	409,850
	Eli Lilly and Co.	503,348	388,585
	Gilead Sciences, Inc.	4,056,014	374,654
	UnitedHealth Group, Inc.	596,933	301,964
	AbbVie, Inc.	682,000	121,191
	Regeneron Pharmaceuticals, Inc.[1]	138,750	98,836
	Amgen, Inc.	341,803	89,088
	Novo Nordisk AS, Class B	835,324	71,894
	CVS Health Corp.	1,451,353	65,151
	Illumina, Inc.[1]	479,758	64,110

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Cooper Companies, Inc.[1]	559,233	$51,410
	Alnylam Pharmaceuticals, Inc.[1]	205,917	48,454
	Centene Corp.[1]	675,000	40,891
	Thermo Fisher Scientific, Inc.	51,641	26,865
	Danaher Corp.	95,660	21,959
	Exact Sciences Corp.[1]	388,980	21,857
	Boston Scientific Corp.[1]	198,062	17,691
	Rotech Healthcare, Inc.[1,2,4]	184,138	16,254
	Zoetis, Inc., Class A	42,300	6,892
	Endo, Inc.[1]	140,115	3,321
	Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [3]
			2,240,917

Consumer discretionary 7.58%
	Booking Holdings, Inc.	99,924	496,464
	Amazon.com, Inc.[1]	1,331,622	292,145
	Royal Caribbean Cruises, Ltd.	1,259,400	290,531
	Home Depot, Inc.	622,050	241,971
	Starbucks Corp.	1,827,909	166,797
	NIKE, Inc., Class B	1,269,912	96,094
	Darden Restaurants, Inc.	448,084	83,653
	D.R. Horton, Inc.	525,000	73,406
	Compagnie Financière Richemont SA, Class A	391,173	59,460
	Texas Roadhouse, Inc.	325,829	58,789
	General Motors Co.	750,000	39,953
	Hilton Worldwide Holdings, Inc.	139,547	34,490
	Restaurant Brands International, Inc.	447,593	29,174
	Flutter Entertainment PLC[1]	105,069	27,155
	Moncler SpA	395,000	20,980
	lululemon athletica, Inc.[1]	44,474	17,007
	YUM! Brands, Inc.	91,381	12,260
	AutoZone, Inc.[1]	2,534	8,114
	Five Below, Inc.[1]	43,676	4,584
	Party City Holdco, Inc.[1,2]	68,158	— [3]
	Party City Holdco, Inc.[1,2,5]	681	— [3]
			2,053,027

Industrials 6.24%
	Boeing Co. (The)[1]	1,397,043	247,277
	L3Harris Technologies, Inc.	922,920	194,072
	Deere & Co.	397,582	168,455
	Caterpillar, Inc.	300,000	108,828
	Ingersoll-Rand, Inc.	1,127,311	101,977
	TransDigm Group, Inc.	70,121	88,863
	General Electric Co.	490,460	81,804
	Union Pacific Corp.	335,667	76,546
	Safran SA	312,100	68,177
	Southwest Airlines Co.	1,982,728	66,659
	Honeywell International, Inc.	275,000	62,120
	United Rentals, Inc.	84,415	59,465
	Eaton Corp. PLC	172,210	57,151
	Quanta Services, Inc.	152,260	48,122
	Copart, Inc.[1]	835,833	47,968
	Republic Services, Inc.	222,985	44,860
	Airbus SE, non-registered shares	259,864	41,418
	Northrop Grumman Corp.	68,144	31,979
	Trane Technologies PLC	74,824	27,636
	Carrier Global Corp.	382,605	26,117
	Johnson Controls International PLC	278,300	21,966
	RTX Corp.	170,058	19,679
			1,691,139

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 5.43%
	Meta Platforms, Inc., Class A	1,309,410	$766,673
	Alphabet, Inc., Class C	1,888,186	359,586
	Alphabet, Inc., Class A	344,016	65,122
	Comcast Corp., Class A	5,394,851	202,469
	Charter Communications, Inc., Class A1	180,147	61,749
	Take-Two Interactive Software, Inc.[1]	88,404	16,273
			1,471,872

Materials 4.48%
	Franco-Nevada Corp.	1,939,139	227,875
	ATI, Inc.[1]	3,762,816	207,105
	Wheaton Precious Metals Corp.	3,349,100	188,353
	Royal Gold, Inc.	1,405,000	185,249
	Lundin Mining Corp.	16,017,925	137,843
	First Quantum Minerals, Ltd.[1]	5,805,000	74,832
	Linde PLC	134,223	56,195
	Freeport-McMoRan, Inc.	1,431,593	54,515
	Nucor Corp.	309,300	36,099
	Albemarle Corp.	220,161	18,952
	Air Products and Chemicals, Inc.	45,664	13,244
	Avery Dennison Corp.	59,276	11,092
	Venator Materials PLC[1,2]	4,096	1,629
			1,212,983

Consumer staples 3.58%
	Philip Morris International, Inc.	3,985,225	479,622
	Constellation Brands, Inc., Class A	484,668	107,112
	Altria Group, Inc.	1,962,629	102,626
	Estée Lauder Companies, Inc. (The), Class A	859,243	64,426
	Costco Wholesale Corp.	69,889	64,037
	Nestlé SA	617,055	50,598
	Keurig Dr Pepper, Inc.	925,602	29,730
	Monster Beverage Corp.[1]	546,065	28,701
	Bunge Global SA	197,085	15,325
	Mondelez International, Inc., Class A	233,588	13,952
	Procter & Gamble Co.	79,723	13,366
			969,495

Energy 2.16%
	Canadian Natural Resources, Ltd. (CAD denominated)	11,882,000	366,846
	ConocoPhillips	824,000	81,716
	EOG Resources, Inc.	254,319	31,175
	Halliburton Co.	960,000	26,102
	Cenovus Energy, Inc. (CAD denominated)	1,655,494	25,095
	Noble Corp. PLC, Class A	771,174	24,215
	Exxon Mobil Corp.	122,434	13,170
	Schlumberger NV	286,500	10,984
	New Fortress Energy, Inc., Class A6	150,315	2,273
	Altera Infrastructure, LP1,2	16,129	1,304
	Constellation Oil Services Holding SA1,2	1,564,961	637
	Expand Energy Corp.	277	28
	Bighorn Permian Resources, LLC[2]	4,392	— [3]
			583,545

Real estate 1.05%
	VICI Properties, Inc. REIT	4,209,324	122,954
	Extra Space Storage, Inc. REIT	588,752	88,077
	Crown Castle, Inc. REIT	410,999	37,302
	American Tower Corp. REIT	136,942	25,117
	Alexandria Real Estate Equities, Inc. REIT	121,544	11,857
			285,307

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.18%
	DTE Energy Co.	289,072	$34,905
	FirstEnergy Corp.	340,720	13,554
			48,459
	Total common stocks (cost: $10,423,356,000)		18,260,370
Preferred securities 0.00%
Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	792
	Total preferred securities (cost: $466,000)		792
Rights & warrants 0.00%
Energy 0.00%
	Expand Energy Corporation, Class C, warrants, expire 2/9/2026[1]	524	45
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [3]
	Total rights & warrants (cost: $313,000)		45
Convertible stocks 0.04%
Industrials 0.04%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	168,500	10,260

Health care 0.00%
	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,4]	4,955,500	49
	Total convertible stocks (cost: $58,674,000)		10,309
Convertible bonds & notes 0.00%		Principal amount (000)
Communication services 0.00%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[7]	USD1,603	1,690
	Total convertible bonds & notes (cost: $1,709,000)		1,690

Bonds, notes & other debt instruments 25.45%
Mortgage-backed obligations 10.18%
Federal agency mortgage-backed obligations 9.19%
	Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	— [3]	— [3]
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]	— [3]	— [3]
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]	— [3]	— [3]
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]	51	50
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]	— [3]	— [3]
	Fannie Mae Pool #890329 4.00% 4/1/2026[8]	5	5
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]	— [3]	— [3]
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]	7	7
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]	23	23
	Fannie Mae Pool #254767 5.50% 6/1/2033[8]	146	147
	Fannie Mae Pool #555956 5.50% 12/1/2033[8]	93	94
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]	280	274
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[8]	264	243
	Fannie Mae Pool #929185 5.50% 1/1/2036[8]	301	303
	Fannie Mae Pool #893641 6.00% 9/1/2036[8]	525	544
	Fannie Mae Pool #893688 6.00% 10/1/2036[8]	133	138
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]	4,780	4,417
	Fannie Mae Pool #907239 6.00% 12/1/2036[8]	12	12
	Fannie Mae Pool #928031 6.00% 1/1/2037[8]	47	48

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #888292 6.00% 3/1/2037[8]	USD411	$426
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	77	77
	Fannie Mae Pool #190379 5.50% 5/1/2037[8]	42	43
	Fannie Mae Pool #924952 6.00% 8/1/2037[8]	623	646
	Fannie Mae Pool #888637 6.00% 9/1/2037[8]	7	8
	Fannie Mae Pool #995674 6.00% 5/1/2038[8]	238	247
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]	762	791
	Fannie Mae Pool #995224 6.00% 9/1/2038[8]	6	7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]	241	250
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]	167	172
	Fannie Mae Pool #889983 6.00% 10/1/2038[8]	14	14
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]	532	552
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]	73	75
	Fannie Mae Pool #995391 6.00% 11/1/2038[8]	11	11
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]	— [3]	— [3]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]	49	51
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]	146	151
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]	180	185
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]	348	360
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]	6,443	5,380
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]	7,431	6,181
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]	19,433	15,402
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]	12,651	10,523
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]	2,583	2,354
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]	1,684	1,585
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]	938	884
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]	849	797
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]	4,447	4,053
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]	7,305	6,600
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]	1,056	954
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	2,275	2,055
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]	81	76
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]	307	268
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]	1,253	1,162
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]	1,400	1,257
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]	1,857	1,667
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]	400	350
	Fannie Mae Pool #256975 7.00% 10/1/2047[8]	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]	1,298	1,165
	Fannie Mae Pool #257036 7.00% 11/1/2047[8]	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	2,197	2,044
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]	9	8
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]	9	9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]	14,025	12,593
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]	1,886	1,697
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]	1,456	1,261
	Fannie Mae Pool #BN7443 2.50% 3/1/2050[8]	31	26
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]	4,792	3,981
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[8]	410	335
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]	10,596	8,792
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	323	278
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]	8,675	7,184
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]	1,360	1,130
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[8]	742	606
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	12,235	10,666
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[8]	1,083	1,034
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]	5,940	4,641
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[8]	801	654
	Fannie Mae Pool #FM5944 2.50% 1/1/2051[8]	82	67
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[8]	31	25
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]	3,359	2,791

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA8962 2.50% 2/1/2051[8]	USD68	$56
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]	4,272	3,353
	Fannie Mae Pool #CA9494 2.50% 4/1/2051[8]	100	82
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	4,743	4,065
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	583	501
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[8]	859	701
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[8]	798	651
	Fannie Mae Pool #CB0910 2.50% 6/1/2051[8]	35,885	29,274
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[8]	9,527	7,772
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	436	374
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[8]	159	125
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[8]	2,124	1,732
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]	4,100	3,554
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]	74	64
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[8]	1,379	1,125
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[8]	675	551
	Fannie Mae Pool #CB1868 2.50% 10/1/2051[8]	42,244	34,461
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[8]	872	711
	Fannie Mae Pool #FS3298 2.50% 10/1/2051[8]	551	450
	Fannie Mae Pool #BU2530 2.50% 10/1/2051[8]	142	116
	Fannie Mae Pool #FM9335 2.50% 10/1/2051[8]	95	78
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[8]	8,716	6,826
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]	8,309	7,134
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[8]	2,513	1,966
	Fannie Mae Pool #FM9693 2.50% 12/1/2051[8]	65,914	53,770
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]	14,844	12,250
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]	6,941	5,736
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]	170	140
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[8]	130	106
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	82	68
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]	80	66
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]	80	66
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[8]	3,037	2,375
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[8]	856	699
	Fannie Mae Pool #FS2534 2.50% 1/1/2052[8]	682	556
	Fannie Mae Pool #MA4512 2.50% 1/1/2052[8]	128	105
	Fannie Mae Pool #FS3549 2.50% 1/1/2052[8]	67	55
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]	10,547	9,058
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]	7,692	6,005
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[8]	5,267	4,116
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[8]	1,028	804
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[8]	2,198	1,794
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[8]	2,000	1,632
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[8]	1,218	993
	Fannie Mae Pool #BV3674 2.50% 2/1/2052[8]	754	620
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[8]	654	534
	Fannie Mae Pool #BV0307 2.50% 2/1/2052[8]	167	136
	Fannie Mae Pool #BV2360 2.50% 2/1/2052[8]	109	89
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	56,384	48,807
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[8]	3,077	2,407
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[8]	2,544	1,990
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[8]	1,879	1,466
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[8]	1,370	1,070
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[8]	1,329	1,039
	Fannie Mae Pool #BV4173 2.50% 3/1/2052[8]	832	684
	Fannie Mae Pool #CB3063 2.50% 3/1/2052[8]	761	625
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[8]	672	552
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[8]	168	137
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[8]	25	20
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[8]	6,103	4,763
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[8]	3,115	2,432

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV4182 2.50% 4/1/2052[8]	USD947	$778
	Fannie Mae Pool #FS1749 2.50% 4/1/2052[8]	908	745
	Fannie Mae Pool #BV5332 2.50% 4/1/2052[8]	901	741
	Fannie Mae Pool #FS1746 2.50% 4/1/2052[8]	180	147
	Fannie Mae Pool #BU9507 2.50% 4/1/2052[8]	166	136
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[8]	143	117
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[8]	10,772	8,433
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[8]	959	788
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[8]	896	732
	Fannie Mae Pool #BW2204 2.50% 5/1/2052[8]	155	127
	Fannie Mae Pool #BW0462 2.50% 5/1/2052[8]	154	127
	Fannie Mae Pool #BV8592 2.50% 5/1/2052[8]	124	102
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[8]	2,492	1,946
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[8]	807	659
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[8]	6,092	5,584
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[8]	5,166	4,870
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[8]	5,180	4,045
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[8]	31,232	25,484
	Fannie Mae Pool #CB4123 4.00% 7/1/2052[8]	23	21
	Fannie Mae Pool #BV7912 2.50% 8/1/2052[8]	158	130
	Fannie Mae Pool #BV8015 2.50% 8/1/2052[8]	101	83
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[8]	661	622
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[8]	1,074	1,045
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]	46,786	36,470
	Fannie Mae Pool #BX2841 4.00% 10/1/2052[8]	15	14
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]	11,094	10,461
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]	847	801
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	478	463
	Fannie Mae Pool #BX0463 4.00% 11/1/2052[8]	1,000	917
	Fannie Mae Pool #BW1299 4.00% 11/1/2052[8]	948	869
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[8]	3,121	2,944
	Fannie Mae Pool #CB5764 2.50% 12/1/2052[8]	899	736
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	2,495	2,470
	Fannie Mae Pool #BW5062 4.00% 1/1/2053[8]	22	20
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	2,813	2,649
	Fannie Mae Pool #BX3263 4.00% 2/1/2053[8]	654	600
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	1,044	1,032
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[8]	916	840
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	2,659	2,645
	Fannie Mae Pool #BX9358 4.00% 4/1/2053[8]	330	302
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	2,498	2,413
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[8]	7,218	6,608
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[8]	12,469	12,056
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	794	770
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[8]	1,010	997
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	179	178
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[8]	269	275
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	26,671	25,796
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	646	638
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	1,418	1,461
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	491	503
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	367	376
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[8]	12,976	10,144
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[8]	867	707
	Fannie Mae Pool #FS6632 2.50% 7/1/2053[8]	815	665
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[8]	9,823	8,997
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[8]	16,031	15,097
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	2,421	2,394
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[8]	106	104
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]	5,735	5,701
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	21,392	21,515

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	USD1,865	$1,843
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	5,252	5,282
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[8]	15,269	13,977
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[8]	13,008	11,906
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[8]	4,287	4,236
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	7,850	7,895
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[8]	11,597	10,615
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[8]	285	282
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]	8,549	8,753
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]	2,431	2,495
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[8]	12,522	11,461
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[8]	664	656
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[8]	566	559
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[8]	3,478	3,500
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[8]	16,766	17,126
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[8]	2,523	2,584
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[8]	11,923	11,775
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[8]	4,999	4,940
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]	972	977
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[8]	943	956
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[8]	10	10
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	7,656	7,575
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[8]	22,617	23,101
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[8]	2,166	2,213
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[8]	10,981	10,049
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	2,409	2,422
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	1,189	1,205
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[8]	1,030	1,041
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	907	914
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	823	835
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[8]	1,091	1,125
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[8]	64	65
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[8]	6,317	6,238
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[8]	2,501	2,478
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	1,538	1,524
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[8]	716	711
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	10,353	10,419
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	1,530	1,539
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	707	716
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	529	535
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[8]	447	452
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[8]	10,659	10,889
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[8]	5,183	5,333
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[8]	3,708	3,814
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[8]	1,675	1,731
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[8]	1,419	1,449
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[8]	488	501
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[8]	283	291
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[8]	6,961	6,370
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[8]	462	448
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]	1,465	1,448
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	8,696	8,751
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]	2,973	3,009
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]	1,754	1,767
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]	1,537	1,549
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]	1,200	1,219
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]	1,026	1,031
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	378	384
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	280	283
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	276	279
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[8]	2,043	2,098

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[8]	USD1,421	$1,460
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[8]	1,327	1,356
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]	4,004	3,957
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[8]	2,481	2,458
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]	2,362	2,343
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]	1,226	1,211
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]	3,159	3,210
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[8]	6	6
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[8]	6,168	5,644
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[8]	2,604	2,576
	Fannie Mae Pool #MA5499 6.50% 10/1/2054[8]	1,549	1,582
	Fannie Mae Pool #DC6572 4.00% 11/1/2054[8]	412	377
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[8]	305	279
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[8]	10,387	9,776
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[8]	1,939	1,921
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[8]	13,240	12,116
	Fannie Mae Pool #DC8819 4.50% 12/1/2054[8]	304	286
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[8]	1,479	1,465
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[8]	5,572	5,115
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]	9,749	9,271
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	3,464	2,892
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[8]	9,607	7,660
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[8]	788	657
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[8]	3,368	2,930
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[8]	3,864	3,511
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	20	21
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]	59	60
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]	29	24
	Freddie Mac Pool #C91912 3.00% 2/1/2037[8]	8,633	7,953
	Freddie Mac Pool #G03978 5.00% 3/1/2038[8]	347	347
	Freddie Mac Pool #G04553 6.50% 9/1/2038[8]	39	41
	Freddie Mac Pool #G08347 4.50% 6/1/2039[8]	52	51
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	21,299	17,807
	Freddie Mac Pool #C03518 5.00% 9/1/2040[8]	492	491
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]	1,319	1,246
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]	1,024	966
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]	605	569
	Freddie Mac Pool #760014 3.426% 8/1/2045[8,9]	145	143
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]	4,290	4,009
	Freddie Mac Pool #G60344 4.00% 12/1/2045[8]	3,984	3,722
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]	3,535	3,086
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]	194	186
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]	196	189
	Freddie Mac Pool #760015 3.11% 1/1/2047[8,9]	364	346
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]	1,073	965
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	1,924	1,785
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[8]	1,657	1,584
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[8]	767	626
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	341	293
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]	29,142	22,901
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]	15,309	12,139
	Freddie Mac Pool #QB8934 2.50% 2/1/2051[8]	35	29
	Freddie Mac Pool #RA4542 2.50% 2/1/2051[8]	25	20
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[8]	60	49
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]	26,893	21,268
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[8]	692	564
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]	352	305
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[8]	819	641
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]	8,753	7,239
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]	5,965	4,943
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[8]	832	678

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QC6921 2.50% 9/1/2051[8]	USD429	$350
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[8]	49	40
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]	5,824	5,030
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]	648	552
	Freddie Mac Pool #QC9123 2.50% 10/1/2051[8]	876	715
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[8]	311	253
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]	157	136
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[8]	3,851	3,011
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[8]	7,010	5,719
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[8]	1,672	1,308
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]	5,946	4,914
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[8]	2,727	2,224
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]	2,069	1,710
	Freddie Mac Pool #RA6614 2.50% 1/1/2052[8]	949	776
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[8]	26	21
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]	295	255
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[8]	1,673	1,306
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[8]	877	686
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[8]	853	666
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[8]	1,000	815
	Freddie Mac Pool #QD7312 2.50% 2/1/2052[8]	560	460
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]	888	792
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[8]	4,299	3,356
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[8]	3,001	2,344
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[8]	1,150	897
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[8]	874	682
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[8]	265	207
	Freddie Mac Pool #QD9460 2.50% 3/1/2052[8]	847	695
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[8]	82	67
	Freddie Mac Pool #RA7091 2.50% 3/1/2052[8]	30	25
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[8]	3,044	2,375
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[8]	1,096	855
	Freddie Mac Pool #QD9907 2.50% 4/1/2052[8]	814	668
	Freddie Mac Pool #QE0812 2.50% 4/1/2052[8]	599	491
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[8]	379	311
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[8]	115	93
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]	79	66
	Freddie Mac Pool #QE1578 2.50% 5/1/2052[8]	822	674
	Freddie Mac Pool #QE2020 2.50% 5/1/2052[8]	158	130
	Freddie Mac Pool #QE2111 2.50% 5/1/2052[8]	120	98
	Freddie Mac Pool #QE3448 2.50% 5/1/2052[8]	24	20
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[8]	46,979	39,977
	Freddie Mac Pool #SD4807 2.00% 6/1/2052[8]	4,106	3,208
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[8]	23,569	20,061
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]	2,254	2,068
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[8]	4,290	3,498
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[8]	30,884	26,304
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	1,218	1,048
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[8]	38,640	36,438
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[8]	179	168
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[8]	882	720
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[8]	103	84
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[8]	833	785
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[8]	206	194
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[8]	122	115
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	1,107	1,073
	Freddie Mac Pool #QF2023 4.00% 10/1/2052[8]	29	27
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[8]	1,215	1,145
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[8]	81	77
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[8]	3,119	2,939
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	6,030	5,840

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF5938 2.50% 1/1/2053[8]	USD226	$185
	Freddie Mac Pool #RA8625 2.50% 2/1/2053[8]	937	767
	Freddie Mac Pool #QF7871 2.50% 2/1/2053[8]	752	614
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[8]	1,906	1,744
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[8]	17,738	16,255
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	1,253	1,213
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[8]	12,062	11,040
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[8]	83	78
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	10,730	10,372
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[8]	3,481	3,186
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	4,209	4,072
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	2,874	2,841
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	629	647
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	554	568
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	520	537
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	508	525
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	367	379
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	275	284
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	197	202
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	143	150
	Freddie Mac Pool #SD3417 2.50% 7/1/2053[8]	888	728
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[8]	9,484	8,682
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	33	32
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	8,786	8,688
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	744	755
	Freddie Mac Pool #QH1153 4.00% 9/1/2053[8]	400	367
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]	27,571	27,257
	Freddie Mac Pool #SD4550 2.50% 10/1/2053[8]	871	710
	Freddie Mac Pool #SD4077 2.50% 10/1/2053[8]	107	88
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]	5,117	5,148
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[8]	25	23
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[8,10]	132,126	127,709
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[8]	24,302	24,022
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]	777	799
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[8]	647	662
	Freddie Mac Pool #SD8397 6.50% 1/1/2054[8]	536	548
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[8]	347	355
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]	456	450
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	15,647	15,730
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[8]	1,576	1,609
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	12,286	12,133
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[8]	131	134
	Freddie Mac Pool #QI3548 4.00% 4/1/2054[8]	681	623
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[8]	1,623	1,611
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[8]	1,220	1,206
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	416	419
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[8]	976	893
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[8]	16,337	16,222
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[8]	7,805	7,731
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[8]	3,006	2,978
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	557	563
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[8]	666	610
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	450	446
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[8]	1,749	1,770
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[8]	1,214	1,229
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[8]	1,910	1,954
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[8]	559	575
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[8]	195	199
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[8]	7,829	7,163
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[8]	801	794
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	759	752

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[8]	USD642	$634
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	7,874	7,925
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]	3,309	3,352
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	815	822
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[8]	469	474
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	216	219
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[8]	38,108	38,914
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[8]	5,976	6,112
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[8]	2,230	2,293
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[8]	1,994	2,050
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[8]	384	372
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[8]	278	270
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[8]	249	241
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]	6,399	6,324
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[8]	4,399	4,368
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]	4,383	4,336
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]	3,708	3,673
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]	1,221	1,213
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[8]	913	906
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]	661	655
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	6,841	6,876
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[8]	3,879	3,941
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]	3,284	3,309
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[8]	3,100	3,138
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[8]	2,648	2,686
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[8]	2,541	2,568
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]	1,870	1,900
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]	1,103	1,110
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]	8,887	9,079
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[8]	1,895	1,958
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[8]	1,764	1,818
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[8]	1,542	1,583
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[8]	955	977
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]	3,777	3,733
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[8]	3,119	3,096
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[8]	2,558	2,531
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]	2,455	2,424
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]	1,582	1,571
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]	1,416	1,403
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[8]	22,962	23,116
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]	6,427	6,496
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]	3,608	3,665
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]	3,337	3,378
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]	3,064	3,106
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]	2,007	2,022
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[8]	1,838	1,858
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[8]	1,238	1,274
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[8]	1,145	1,177
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[8]	993	1,015
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[8]	606	622
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]	422	432
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]	280	287
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]	157	161
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[8]	937	857
	Freddie Mac Pool #SD8467 4.50% 10/1/2054[8]	11,479	10,802
	Freddie Mac Pool #QJ6259 4.50% 10/1/2054[8]	103	97
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[8]	1,669	1,648
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[8]	2,067	2,111
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[8]	5,942	5,436
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[8]	28,408	26,732
	Freddie Mac Pool #RJ2850 4.50% 11/1/2054[8]	2,417	2,277

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[8]	USD140	$131
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[8]	6,007	5,801
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[8]	6,218	6,140
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[8]	22,573	21,241
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[8]	6,637	6,409
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[8]	3,829	3,707
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[8]	3,441	3,398
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[8]	2,382	2,360
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[8]	1,318	1,306
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[8]	295	291
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[8]	58	53
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[8]	3,530	3,409
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[8]	4,588	4,530
	Freddie Mac, Series T041, Class 3A, 4.381% 7/25/2032[8,9]	153	139
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[8]	11,374	11,582
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]	2,173	2,021
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]	932	879
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	4,300	3,968
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	4,148	3,835
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	789	700
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	656	581
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	1,348	1,286
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	1,684	1,477
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]	7,319	6,908
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	4,306	3,943
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]	1,700	1,633
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]	3,358	3,212
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]	2,455	2,315
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	2,092	1,943
	Government National Mortgage Assn. 3.00% 1/1/2055[8,11]	17,975	15,589
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]	416	386
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	269	258
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]	161	154
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[8]	6,927	5,557
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[8]	69,324	55,599
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]	1,400	1,342
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]	385	369
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[8]	145	121
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[8]	20,576	17,205
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[8]	5,021	4,198
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[8]	810	677
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[8]	14,379	12,482
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[8]	135	121
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[8]	876	733
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[8]	664	594
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[8]	10,152	9,360
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[8]	31,534	28,215

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[8]	USD2,298	$1,922
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[8]	1,980	1,657
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]	3,046	2,883
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[8]	28,654	27,120
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[8]	5,266	4,855
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]	2,044	1,492
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[8,11]	365	332
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[8,11]	77,534	60,337
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[8,11]	89,083	72,568
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[8,11]	149,908	132,605
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[8,11]	19,733	18,561
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[8,11]	4,726	4,562
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[8,11]	696	699
	Uniform Mortgage-Backed Security 4.00% 2/1/2055[8,11]	10,966	10,027
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[8,11]	24,290	22,838
			2,488,092

Commercial mortgage-backed securities 0.78%
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[8]	1,400	1,323
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[8]	720	717
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[8]	5,368	5,610
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[8,9]	857	908
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[8]	4,615	4,700
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[8]	1,380	1,419
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[8,9]	4,062	4,188
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[8,9]	1,914	1,965
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]	2,909	2,538
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[8,9]	490	471
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[8]	3,355	3,400
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[8,9]	2,000	2,107
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[8]	1,828	1,860
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]	1,000	963
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]	2,960	2,538
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,9]	750	728
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[8]	2,112	2,149
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[8,9]	590	603
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[8]	618	621
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[8,9]	1,750	1,718
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[8]	1,246	1,280
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[8,9]	6,990	7,125
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[8,9]	1,450	1,476
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[5,8,9]	5,393	5,413
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[5,8,9]	5,608	5,582
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[5,8,9]	4,505	4,498
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[5,8,9]	7,968	7,950
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[5,8,9]	5,968	5,955
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[5,8,9]	6,609	6,603

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[5,8,9]	USD1,193	$1,192
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[5,8,9]	1,077	1,076
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[5,8,9]	4,549	4,547
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[5,8,9]	6,334	6,320
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[5,8,9]	7,899	7,966
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[5,8,9]	11,410	11,286
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[5,8,9]	1,287	1,294
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.738% 7/15/2041[5,8,9]	1,578	1,589
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[5,8,9]	5,162	5,196
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,8,9]	3,606	3,668
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]	4,624	4,609
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]	169	168
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,8]	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[5,8,9]	1,386	1,388
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[5,8,9]	1,266	1,268
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[5,8,9]	1,322	1,325
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[5,8,9]	3,067	3,076
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,8]	3,795	3,188
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[5,8,9]	9,264	9,313
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,8,9]	1,355	1,347
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]	2,489	2,160
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,8]	1,698	1,566
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,8]	578	518
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,8,9]	100	88
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[5,8,9]	2,187	2,193
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,8]	13,772	12,660
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[5,8,9]	1,204	1,203
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]	76	76
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[8,9]	370	335
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[5,8,9]	4,424	4,429
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,8]	2,194	1,845
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[5,8,9]	4,601	4,598
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[5,8,9]	10,709	10,688

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[8,9]	USD1,620	$1,494
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[8]	430	447
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[5,8,9]	6,379	6,455
			210,753

Collateralized mortgage-backed obligations (privately originated) 0.21%
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[5,8,12]	7,013	7,015
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,8,9]	764	667
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[5,8,9]	6,073	5,895
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[5,8,12]	2,982	2,974
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,8]	2,083	2,031
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]	119	117
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,8]	1,790	1,997
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,8]	5,476	6,063
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[5,8,9]	470	474
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[5,8,9]	4,226	4,245
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,8]	3,944	3,743
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]	241	237
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,8,12]	3,103	3,134
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,8,12]	4,832	4,769
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,8]	2,446	2,341
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[5,8,9]	5,504	5,531
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,8]	2,691	2,558
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,8,12]	2,412	2,433
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[5,8,12]	2,154	2,138
			58,362
	Total mortgage-backed obligations		2,757,207
U.S. Treasury bonds & notes 6.39%
U.S. Treasury 6.26%
	U.S. Treasury 3.875% 4/30/2025	4,250	4,244
	U.S. Treasury 4.625% 6/30/2025	130,260	130,588
	U.S. Treasury 4.75% 7/31/2025	71,532	71,740
	U.S. Treasury 5.00% 10/31/2025	2,418	2,433
	U.S. Treasury 4.875% 11/30/2025	12,250	12,318
	U.S. Treasury 4.25% 1/31/2026	1,813	1,814
	U.S. Treasury 0.50% 2/28/2026	42,515	40,745
	U.S. Treasury 4.625% 2/28/2026	2,096	2,105
	U.S. Treasury 3.625% 5/15/2026	1,195	1,185
	U.S. Treasury 4.625% 6/30/2026	17,210	17,308
	U.S. Treasury 0.75% 8/31/2026	52	49
	U.S. Treasury 0.875% 9/30/2026	565	533
	U.S. Treasury 1.125% 10/31/2026	471	445
	U.S. Treasury 4.625% 11/15/2026	7,985	8,040
	U.S. Treasury 4.25% 11/30/2026	79,646	79,647

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.125% 2/15/2027	USD1,404	$1,401
	U.S. Treasury 1.125% 2/28/2027	762	714
	U.S. Treasury 2.375% 5/15/2027	880	843
	U.S. Treasury 2.625% 5/31/2027	96,250	92,695
	U.S. Treasury 0.50% 6/30/2027	36,300	33,109
	U.S. Treasury 4.125% 9/30/2027	90,000	89,691
	U.S. Treasury 4.00% 12/15/2027	22,504	22,334
	U.S. Treasury 4.00% 2/29/2028	46,200	45,801
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,460
	U.S. Treasury 4.00% 1/31/2029	69,869	68,937
	U.S. Treasury 2.875% 4/30/2029	50,000	47,077
	U.S. Treasury 4.25% 6/30/2029	28,885	28,739
	U.S. Treasury 4.375% 12/31/2029	32,143	32,134
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,607
	U.S. Treasury 4.00% 7/31/2030	8,160	7,992
	U.S. Treasury 4.875% 10/31/2030	50,765	51,914
	U.S. Treasury 4.25% 6/30/2031	17,165	16,959
	U.S. Treasury 2.875% 5/15/2032	50,000	44,939
	U.S. Treasury 4.125% 11/15/2032	723	706
	U.S. Treasury 3.50% 2/15/2033	29,540	27,500
	U.S. Treasury 3.875% 8/15/2033	119,136	113,475
	U.S. Treasury 4.375% 5/15/2034	14,313	14,105
	U.S. Treasury 4.25% 11/15/2034	105,191	102,520
	U.S. Treasury 1.375% 11/15/2040	54,995	34,097
	U.S. Treasury 1.75% 8/15/2041	37,854	24,546
	U.S. Treasury 2.00% 11/15/2041	1,181	794
	U.S. Treasury 4.625% 5/15/2044	14,927	14,486
	U.S. Treasury 4.125% 8/15/2044	64,435	58,374
	U.S. Treasury 4.625% 11/15/2044	4,484	4,351
	U.S. Treasury 2.50% 2/15/2046	3,755	2,570
	U.S. Treasury 3.00% 5/15/2047	9,355	6,925
	U.S. Treasury 3.00% 2/15/2048	336	247
	U.S. Treasury 1.375% 8/15/2050[10]	12,500	6,107
	U.S. Treasury 2.25% 2/15/2052[10]	72,025	43,738
	U.S. Treasury 4.00% 11/15/2052	8,369	7,301
	U.S. Treasury 3.625% 2/15/2053[10]	125,000	101,722
	U.S. Treasury 3.625% 5/15/2053	22,676	18,470
	U.S. Treasury 4.25% 2/15/2054	17,191	15,710
	U.S. Treasury 4.25% 8/15/2054[10]	125,162	114,533
			1,694,396

U.S. Treasury inflation-protected securities 0.13%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[13]	26,654	26,610
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]	4,925	4,898
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[13]	4,136	4,089
			35,597
	Total U.S. Treasury bonds & notes		1,729,993
Corporate bonds, notes & loans 6.20%
Financials 1.59%
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,228
	AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,453
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,12]	4,250	4,330
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	2,006
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,216
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,316
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[12]	4,810	4,871

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[12]	USD2,686	$2,872
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,902
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,272
	Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,246
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,310
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,485
	Banco Santander, SA 2.746% 5/28/2025	1,200	1,189
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,402
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	2,428	2,202
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[12]	2,098	2,108
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[12]	5,000	5,125
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	1,000	836
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]	4,535	4,499
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[12]	6,050	6,059
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[12]	3,477	3,482
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[12]	3,748	3,732
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	493
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[5]	523	538
	Blackstone Private Credit Fund 6.00% 11/22/2034[5]	1,695	1,655
	Block, Inc. 3.50% 6/1/2031	2,325	2,049
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	102
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,251
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,379
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,213
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	815
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,12]	2,829	2,535
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,207
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,12]	271	267
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,12]	8,125	8,057
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,12]	938	961
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,12]	4,764	4,812
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[12]	2,859	2,906
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	1,815	1,830
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	867
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,173
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	342
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[12]	8,000	8,046
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[12]	6,275	6,272
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[12]	4,750	4,617
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	3,254	2,936
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]	1,475	1,503
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[12]	4,701	4,719
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[12]	4,250	4,483
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,335
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	6,514	5,868
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,766	4,879
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	788
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	658
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,483
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	640
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	889
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	593
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	320
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	169
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	393

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Crédit Agricole SA 4.375% 3/17/2025[5]	USD850	$848
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	6,650	6,327
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[12]	1,109	1,121
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	2,250	2,337
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[12]	750	785
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	300	269
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,12]	7,750	7,806
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[12]	2,198	2,086
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	4,000	3,816
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[12]	287	285
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[12]	9,500	9,304
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	2,087	1,799
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	2,000	1,458
	Hightower Holding, LLC 6.75% 4/15/2029[5]	870	867
	Hightower Holding, LLC 9.125% 1/31/2030[5]	2,930	3,089
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[12]	937	797
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]	873	737
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[12]	770	799
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[12]	5,839	5,882
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]	537	568
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,280
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[5,12]	4,600	5,162
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,12]	3,621	3,872
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[12]	2,975	2,859
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[12]	1,066	1,070
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	4,000	3,953
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	3,740	3,739
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[12]	3,275	3,247
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[12]	4,250	4,409
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[12]	4,750	4,845
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[12]	4,755	4,666
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[12]	2,755	2,655
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[12]	6,500	6,349
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	1,222	1,170
	Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,676
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	6,916
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,000	6,836
	Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	646
	Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	572
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,750	4,555
	Mastercard, Inc. 4.35% 1/15/2032	4,801	4,641
	Mastercard, Inc. 4.85% 3/9/2033	2,258	2,239
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,582
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[12]	2,450	2,448
	Morgan Stanley 3.125% 7/27/2026	325	318
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]	4,458	4,472
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[12]	3,456	3,496
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[12]	7,000	6,978
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[12]	3,500	3,376
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,230	1,247
	Navient Corp. 6.75% 6/15/2026	300	304
	Navient Corp. 5.50% 3/15/2029	11,105	10,495
	Navient Corp. 11.50% 3/15/2031	4,860	5,440
	New York Life Global Funding 2.35% 7/14/2026[5]	590	572

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	New York Life Global Funding 4.55% 1/28/2033[5]	USD1,263	$1,208
	Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,364
	OneMain Finance Corp. 3.875% 9/15/2028	1,106	1,020
	OneMain Finance Corp. 6.625% 5/15/2029	2,240	2,271
	OneMain Finance Corp. 5.375% 11/15/2029	1,725	1,660
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,678
	OneMain Finance Corp. 7.50% 5/15/2031	105	108
	OneMain Finance Corp. 7.125% 11/15/2031	2,765	2,820
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,511
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,851
	Oxford Finance, LLC 6.375% 2/1/2027[5]	920	912
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	642
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	540
	Planet Financial Group, LLC 10.50% 12/15/2029[5]	540	550
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	383
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	534
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,130
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,799
	Prudential Financial, Inc. 3.70% 3/13/2051	755	547
	Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	2,003
	Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,364
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,640
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	165	163
	Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,464
	Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	970	996
	Starwood Property Trust, Inc. 6.50% 7/1/2030[5]	525	526
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,12]	1,000	994
	Travelers Companies, Inc. 4.00% 5/30/2047	860	684
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[12]	1,677	1,794
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[9,14]	2,189	2,251
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,869
	UBS Group AG 4.125% 9/24/2025[5]	2,750	2,738
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,12]	1,250	1,235
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,12,15]	800	771
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,12]	3,575	3,599
	UniCredit SpA 4.625% 4/12/2027[5]	625	617
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[12]	8,000	7,976
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[12]	7,025	7,141
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	400	377
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[12]	7,225	7,521
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[12]	3,750	3,988
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	3,000	2,994
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	3,325	2,831
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,069
			430,854

Health care 0.73%
	AbbVie, Inc. 5.40% 3/15/2054	7,250	6,985
	AdaptHealth, LLC 6.125% 8/1/2028[5]	645	632
	AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,792
	AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	921
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,256
	Amgen, Inc. 5.25% 3/2/2033	2,990	2,969

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.60% 3/2/2043	USD1,500	$1,459
	Amgen, Inc. 5.65% 3/2/2053	2,750	2,650
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,318
	Amgen, Inc. 5.75% 3/2/2063	258	248
	Astrazeneca Finance, LLC 1.75% 5/28/2028	1,871	1,699
	Astrazeneca Finance, LLC 4.90% 2/26/2031	1,850	1,849
	Astrazeneca Finance, LLC 2.25% 5/28/2031	742	632
	Astrazeneca Finance, LLC 5.00% 2/26/2034	3,550	3,513
	AstraZeneca PLC 3.375% 11/16/2025	1,140	1,129
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	6,126
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[9,14]	959	938
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,469
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,867
	Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,165
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,522
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,386
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,812
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,456
	Centene Corp. 4.25% 12/15/2027	565	548
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	Centene Corp. 2.625% 8/1/2031	7,750	6,387
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,642
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	2,130	1,751
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,781
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,147
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,018
	CVS Health Corp. 5.70% 6/1/2034	4,053	3,986
	DaVita, Inc. 3.75% 2/15/2031[5]	1,140	987
	DaVita, Inc. 6.875% 9/1/2032[5]	810	817
	Elevance Health, Inc. 2.375% 1/15/2025	818	817
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,416
	Elevance Health, Inc. 5.20% 2/15/2035	681	665
	Elevance Health, Inc. 5.125% 2/15/2053	344	306
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,334
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[9,14]	2,575	2,595
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,699	1,684
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,653
	Grifols, SA 3.875% 10/15/2028	EUR800	751
	Grifols, SA 7.50% 5/1/2030	400	435
	HCA, Inc. 3.375% 3/15/2029	USD804	747
	HCA, Inc. 3.625% 3/15/2032	1,000	882
	HCA, Inc. 4.375% 3/15/2042	1,500	1,225
	HCA, Inc. 4.625% 3/15/2052	1,450	1,133
	Humana, Inc. 5.375% 4/15/2031	3,194	3,169
	Humana, Inc. 5.75% 4/15/2054	1,517	1,407
	IQVIA, Inc. 6.50% 5/15/2030[5]	1,975	2,012
	Jazz Securities DAC 4.375% 1/15/2029[5]	970	917
	Medline Borrower, LP 6.25% 4/1/2029[5]	2,050	2,074
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,186
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	545	517
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,583
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	5,110	4,438
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	1,590	1,573
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,489
	Novartis Capital Corp. 1.75% 2/14/2025	500	498
	Novartis Capital Corp. 2.00% 2/14/2027	636	605
	Owens & Minor, Inc. 4.50% 3/31/2029[5]	4,635	4,142
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,403

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,7]	USD3,255	$3,219
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,9,14]	3,352	3,322
	Roche Holdings, Inc. 4.203% 9/9/2029[5]	3,450	3,374
	Roche Holdings, Inc. 4.592% 9/9/2034[5]	2,244	2,152
	Summa Health 3.511% 11/15/2051	1,655	1,182
	Tenet Healthcare Corp. 4.625% 6/15/2028	645	618
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,856
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	15,615	15,018
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,725
	UnitedHealth Group, Inc. 4.95% 1/15/2032	7,149	7,071
	UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,603
	UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,817
	Viatris, Inc. 4.00% 6/22/2050	3,058	2,085
			196,576

Communication services 0.69%
	AT&T, Inc. 3.50% 9/15/2053	5,140	3,464
	CCO Holdings, LLC 4.75% 3/1/2030[5]	1,350	1,234
	CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	3,146
	CCO Holdings, LLC 4.25% 2/1/2031[5]	8,336	7,275
	CCO Holdings, LLC 4.75% 2/1/2032[5]	3,115	2,737
	CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,192
	CCO Holdings, LLC 4.50% 6/1/2033[5]	2,085	1,757
	CCO Holdings, LLC 4.25% 1/15/2034[5]	135	110
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	3,034
	Comcast Corp. 2.35% 1/15/2027	4,000	3,825
	Comcast Corp. 4.80% 5/15/2033	2,416	2,348
	Comcast Corp. 5.65% 6/1/2054	2,281	2,207
	Connect Finco SARL 9.00% 9/15/2029[5]	5,700	5,199
	CSC Holdings, LLC 5.50% 4/15/2027[5]	900	807
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[9,14]	2,680	2,629
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	1,705	1,663
	DISH Network Corp. 11.75% 11/15/2027[5]	7,950	8,430
	EchoStar Corp. 10.75% 11/30/2029	7,534	8,110
	EchoStar Corp. 6.75% 11/30/2030[7]	3,364	3,055
	Embarq, LLC 7.995% 6/1/2036	8,084	4,432
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	6,550	6,588
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	6,591	6,560
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	3,196	3,192
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,163
	Gray Television, Inc. 10.50% 7/15/2029[5]	7,305	7,312
	Gray Television, Inc. 4.75% 10/15/2030[5]	1,656	905
	Gray Television, Inc. 5.375% 11/15/2031[5]	4,790	2,560
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[9,14]	1,100	1,044
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	8,222	7,604
	Ligado Networks, LLC 15.50% PIK 11/1/2023[5,7,16]	5,837	2,101
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,7,14,16]	726	690
	Meta Platforms, Inc. 4.75% 8/15/2034	4,000	3,896
	Meta Platforms, Inc. 5.40% 8/15/2054	4,000	3,877
	Nexstar Media, Inc. 5.625% 7/15/2027[5]	1,875	1,831
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	2,950	2,754
	SBA Tower Trust 1.631% 11/15/2026[5]	8,707	8,165
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	4,000	3,690
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	7,282	6,364
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	8,372	7,016
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,251
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	495

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 1.50% 2/15/2026	USD500	$483
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	299
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,919
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,979
	Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,282
	Univision Communications, Inc. 8.00% 8/15/2028[5]	300	306
	Univision Communications, Inc. 4.50% 5/1/2029[5]	6,159	5,520
	Univision Communications, Inc. 7.375% 6/30/2030[5]	1,216	1,165
	Verizon Communications, Inc. 2.55% 3/21/2031	410	353
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,442
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,925
	Verizon Communications, Inc. 2.875% 11/20/2050	671	413
	Verizon Communications, Inc. 5.50% 2/23/2054	272	261
	Verizon Communications, Inc. 2.987% 10/30/2056	1,343	797
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	2,225	1,902
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,379
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,795
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	981
			188,029

Energy 0.60%
	Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,390	2,329
	Antero Midstream Partners, LP 6.625% 2/1/2032[5]	175	176
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,238
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	510	507
	Baytex Energy Corp. 8.50% 4/30/2030[5]	225	230
	Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	309
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,214	3,211
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	1,332	1,330
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	947
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,339
	CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,140
	Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	474
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	2,780	2,891
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	550
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	767
	CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	966
	CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,626
	CNX Resources Corp. 7.375% 1/15/2031[5]	553	569
	CNX Resources Corp. 7.25% 3/1/2032[5]	1,180	1,206
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	220	205
	ConocoPhillips Co. 5.50% 1/15/2055	11,500	10,947
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	1,510	1,504
	Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	1,210	1,176
	Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	597
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	499
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,018
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,030
	Enbridge, Inc. 2.50% 1/15/2025	300	300
	Enbridge, Inc. 3.70% 7/15/2027	62	61
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	417
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,492
	Eni SpA 5.95% 5/15/2054[5]	831	799
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,538
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	445
	EOG Resources, Inc. 5.65% 12/1/2054	9,250	9,067
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	686
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,539
	Equinor ASA 4.25% 11/23/2041	2,000	1,722
	Expand Energy Corp. 5.875% 2/1/2029[5]	790	784

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Expand Energy Corp. 5.375% 3/15/2030	USD1,645	$1,610
	Expand Energy Corp. 4.75% 2/1/2032	810	755
	Expand Energy Corp. 4.875% 4/15/2032[16]	7,225	31
	Exxon Mobil Corp. 2.44% 8/16/2029	213	194
	Genesis Energy, LP 8.00% 1/15/2027	1,493	1,520
	Genesis Energy, LP 7.75% 2/1/2028	350	351
	Genesis Energy, LP 8.25% 1/15/2029	670	677
	Genesis Energy, LP 8.875% 4/15/2030	884	900
	Genesis Energy, LP 7.875% 5/15/2032	1,120	1,098
	Global Partners, LP 8.25% 1/15/2032[5]	155	160
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,135	1,122
	GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	3,880	3,896
	GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,235	2,269
	GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[5]	4,750	4,639
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	858
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	398
	Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,611
	Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	889
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	389
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	650	614
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	750	696
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	625	639
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	110	112
	Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,312
	MPLX, LP 4.125% 3/1/2027	500	493
	MPLX, LP 4.50% 4/15/2038	750	654
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,776
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	2,070	2,064
	NFE Financing, LLC 12.00% 11/15/2029[5]	20,203	21,242
	Noble Finance II, LLC 8.00% 4/15/2030[5]	1,095	1,107
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	300	310
	Parkland Corp. 4.625% 5/1/2030[5]	510	469
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	996
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,036
	Permian Resources Operating, LLC 6.25% 2/1/2033[5]	800	790
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,746
	Petroleos Mexicanos 4.50% 1/23/2026	400	386
	Petroleos Mexicanos 7.69% 1/23/2050	400	302
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	105
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,555
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	4,240	3,973
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]	1,861	1,829
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	406	394
	Sunoco, LP 7.00% 9/15/2028[5]	1,475	1,510
	Sunoco, LP 4.50% 5/15/2029	925	873
	Sunoco, LP 4.50% 4/30/2030	1,105	1,026
	Talos Production, Inc. 9.00% 2/1/2029[5]	500	513
	Talos Production, Inc. 9.375% 2/1/2031[5]	170	173
	TGS ASA 8.50% 1/15/2030[5]	1,235	1,269
	TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,470
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,065
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	568
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,842
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	947
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	753
	Venture Global LNG, Inc. 8.375% 6/1/2031[5]	1,955	2,041
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	7,860	8,122
			161,776

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 0.51%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$725
	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	380
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	422
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	710
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	171
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	590	609
	American Honda Finance Corp. 3.50% 2/15/2028	750	722
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,971
	Carnival Corp. 4.00% 8/1/2028[5]	4,675	4,434
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	607
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,227
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,677
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,062
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,335
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,388
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,726
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,488
	Gap, Inc. 3.625% 10/1/2029[5]	241	217
	Gap, Inc. 3.875% 10/1/2031[5]	158	137
	General Motors Financial Co., Inc. 4.90% 10/6/2029	11,792	11,622
	General Motors Financial Co., Inc. 5.45% 9/6/2034	8,066	7,834
	Global Auto Holdings PLC 11.50% 8/15/2029[5]	2,025	2,063
	Group 1 Automotive, Inc. 6.375% 1/15/2030[5]	1,385	1,391
	Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,661
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,734
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,696
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,377
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,683
	Home Depot, Inc. 3.90% 12/6/2028	825	804
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,089
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,479
	Home Depot, Inc. 4.50% 12/6/2048	428	366
	Hyundai Capital America 1.50% 6/15/2026[5]	850	810
	Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,390
	Hyundai Capital America 5.275% 6/24/2027[5]	7,000	7,058
	Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,407
	Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,756
	Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,106
	International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,387
	KB Home 7.25% 7/15/2030	1,295	1,329
	Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	839
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	440	411
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,025	1,065
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	380	382
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,653
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	933
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,205
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,058
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	579
	McDonald’s Corp. 4.60% 9/9/2032	716	697
	McDonald’s Corp. 4.95% 8/14/2033	559	555
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,635
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,512
	NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,444
	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,885
	Newell Brands, Inc. 6.375% 5/15/2030	535	537
	Newell Brands, Inc. 6.625% 5/15/2032	385	388
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,5,7]	1,355	136
	Penske Automotive Group, Inc. 3.75% 6/15/2029	675	614
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	640	605

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	USD1,795	$1,785
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	2,025	2,022
	Saks Global Enterprises, LLC 11.00% 12/15/2029[5]	1,250	1,205
	Sally Holdings, LLC 6.75% 3/1/2032	170	171
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,935
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,645	3,369
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	2,215	1,989
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,053
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,537
	Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	420	387
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	414
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,372
	Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,963
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,840
			138,413

Real estate 0.43%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	311
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,187
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,736
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,183
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,157
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	353
	American Tower Corp. 1.45% 9/15/2026	2,369	2,242
	American Tower Corp. 3.55% 7/15/2027	1,425	1,382
	American Tower Corp. 3.60% 1/15/2028	1,000	963
	American Tower Corp. 1.50% 1/31/2028	2,500	2,257
	American Tower Corp. 2.30% 9/15/2031	1,500	1,248
	American Tower Corp. 2.95% 1/15/2051	2,000	1,238
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	2,437
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,754
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,331
	Boston Properties, LP 5.75% 1/15/2035	2,593	2,544
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,802
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,134
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	353
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,705	1,659
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,855	2,640
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,900	3,514
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,952
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,616
	Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,425
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,674
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,300	3,808
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,986
	Kilroy Realty, LP 6.25% 1/15/2036	406	403
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]	3,842	3,708
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]	2,295	2,166
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	365
	MPT Operating Partnership, LP 5.25% 8/1/2026	715	659
	MPT Operating Partnership, LP 5.00% 10/15/2027	10,727	9,054
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	93
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,148
	Prologis, LP 4.875% 6/15/2028	1,357	1,361
	Prologis, LP 4.75% 6/15/2033	2,359	2,285
	Prologis, LP 5.00% 3/15/2034	1,850	1,808
	Prologis, LP 5.00% 1/31/2035	3,111	3,033
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,272
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,825
	Public Storage Operating Co. 2.30% 5/1/2031	719	614

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	USD1,240	$1,125
	Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,068
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	986
	Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,366
	Service Properties Trust 5.25% 2/15/2026	510	496
	Service Properties Trust 4.75% 10/1/2026	1,635	1,548
	Service Properties Trust 4.95% 2/15/2027	1,540	1,441
	Service Properties Trust 5.50% 12/15/2027	655	616
	Service Properties Trust 3.95% 1/15/2028	1,815	1,522
	Service Properties Trust 8.375% 6/15/2029	3,028	2,930
	Service Properties Trust 4.95% 10/1/2029	2,715	2,162
	Service Properties Trust 4.375% 2/15/2030	705	533
	Service Properties Trust 8.625% 11/15/2031[5]	1,775	1,855
	Service Properties Trust 8.875% 6/15/2032	2,078	1,925
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,665
	Sun Communities Operating, LP 2.70% 7/15/2031	876	737
	UDR, Inc. 2.95% 9/1/2026	760	738
			117,393

Industrials 0.41%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	503	501
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,5,9,14]	6,200	6,153
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,050
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[9,14]	2,000	1,998
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	1,011
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	33
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,294
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[5]	1,075	1,110
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	2,140	2,192
	BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,412
	BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,672
	BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,765
	BAE Systems PLC 5.50% 3/26/2054[5]	599	584
	Boeing Co. (The) 3.10% 5/1/2026	251	245
	Boeing Co. (The) 3.25% 2/1/2028	2,000	1,884
	Boeing Co. (The) 5.15% 5/1/2030	945	932
	Boeing Co. (The) 3.625% 2/1/2031	178	162
	Boeing Co. (The) 6.388% 5/1/2031	227	237
	Boeing Co. (The) 3.60% 5/1/2034	2,500	2,097
	Boeing Co. (The) 6.528% 5/1/2034	4,274	4,480
	Boeing Co. (The) 5.805% 5/1/2050	3,380	3,149
	Boeing Co. (The) 6.858% 5/1/2054	520	553
	Bombardier, Inc. 7.875% 4/15/2027[5]	501	502
	Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,316
	Brink’s Co. (The) 6.50% 6/15/2029[5]	485	492
	Brink’s Co. (The) 6.75% 6/15/2032[5]	850	857
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,312
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	539
	Carrier Global Corp. 6.20% 3/15/2054	163	173
	Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,402
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	290	270
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	255	238
	CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,684
	CSX Corp. 4.25% 3/15/2029	1,062	1,040
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[5]	640	629
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	325	329
	Icahn Enterprises, LP 5.25% 5/15/2027	1,835	1,739
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,275

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Icahn Enterprises, LP 10.00% 11/15/2029[5]	USD980	$984
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,525
	L3Harris Technologies, Inc. 5.60% 7/31/2053	1,498	1,452
	Lockheed Martin Corp. 5.10% 11/15/2027	951	967
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,885
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,885
	Masco Corp. 1.50% 2/15/2028	774	698
	Masco Corp. 2.00% 2/15/2031	497	416
	Masco Corp. 3.125% 2/15/2051	230	145
	Norfolk Southern Corp. 4.45% 3/1/2033	654	624
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,778
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,942
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,819
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,342
	OneSky Flight, LLC 8.875% 12/15/2029[5]	625	626
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	2,024
	Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	958
	RTX Corp. 5.15% 2/27/2033	2,669	2,648
	RTX Corp. 5.375% 2/27/2053	3,950	3,754
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	1,210	1,297
	Texas Combined Tirz I, LLC 0% 12/7/2062[2,5]	400	400
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,164
	TransDigm, Inc. 6.625% 3/1/2032[5]	1,485	1,500
	Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,691
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,144
	Union Pacific Corp. 2.95% 3/10/2052	1,000	632
	Union Pacific Corp. 3.839% 3/20/2060	546	391
	Union Pacific Corp. 3.799% 4/6/2071	545	370
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,035	1,820
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	188
	XPO, Inc. 7.125% 6/1/2031[5]	800	824
			110,204

Information technology 0.38%
	Accenture Capital, Inc. 4.25% 10/4/2031	5,283	5,078
	Accenture Capital, Inc. 4.50% 10/4/2034	4,969	4,724
	Adobe, Inc. 1.90% 2/1/2025	366	365
	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,280
	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,680
	Broadcom, Inc. 3.469% 4/15/2034[5]	193	167
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,027
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,966
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	3,750	3,812
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,070
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[9,14]	3,835	3,852
	CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	4,076
	CommScope, LLC 6.00% 3/1/2026[5]	5,865	5,843
	CommScope, LLC 8.25% 3/1/2027[5]	1,352	1,295
	CommScope, LLC 7.125% 7/1/2028[5]	448	395
	CommScope, LLC 9.50% 12/15/2031[5]	400	415
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	6,575	6,766
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[9,14]	225	229
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	2,627	2,643

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	USD189	$190
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,903
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	6,791
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	588
	McAfee Corp. 7.375% 2/15/2030[5]	400	389
	Microchip Technology, Inc. 5.05% 3/15/2029	3,000	2,995
	Microchip Technology, Inc. 5.05% 2/15/2030	2,361	2,345
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,183
	NCR Atleos Corp. 9.50% 4/1/2029[5]	4,144	4,493
	NCR Voyix Corp. 5.125% 4/15/2029[5]	236	226
	Open Text Holdings, Inc. 4.125% 12/1/2031[5]	400	355
	Synaptics, Inc. 4.00% 6/15/2029[5]	875	798
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,474
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,321
	UKG, Inc. 6.875% 2/1/2031[5]	500	508
	Unisys Corp. 6.875% 11/1/2027[5]	370	361
	Viasat, Inc. 5.625% 9/15/2025[5]	150	149
	Viasat, Inc. 5.625% 4/15/2027[5]	6,668	6,461
	Viasat, Inc. 6.50% 7/15/2028[5]	1,275	1,035
	Viasat, Inc. 7.50% 5/30/2031[5]	6,626	4,615
	Viavi Solutions, Inc. 3.75% 10/1/2029[5]	355	322
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]	1,005	1,013
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]	333	335
			103,645

Materials 0.36%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	500	526
	ATI, Inc. 4.875% 10/1/2029	710	677
	ATI, Inc. 5.125% 10/1/2031	1,110	1,049
	Avient Corp. 7.125% 8/1/2030[5]	855	877
	Avient Corp. 6.25% 11/1/2031[5]	170	168
	Ball Corp. 3.125% 9/15/2031	2,520	2,141
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	460	415
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,553
	Celanese US Holdings, LLC 6.80% 11/15/2030	3,466	3,590
	Celanese US Holdings, LLC 6.95% 11/15/2033	1,806	1,875
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,399
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	3,625	3,384
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	1,650	1,634
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,228
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	696
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	2,695	2,650
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,567
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	3,000	3,046
	CVR Partners, LP 6.125% 6/15/2028[5]	925	901
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	408
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	811
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	13,045	13,032
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,718
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,319
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,099
	INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	2,007
	INEOS Finance PLC 7.50% 4/15/2029[5]	395	405
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	4,964
	Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	1,795	1,690
	Linde, Inc. 1.10% 8/10/2030	2,938	2,429

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	LSB Industries, Inc. 6.25% 10/15/2028[5]	USD1,560	$1,514
	Methanex Corp. 5.125% 10/15/2027	6,305	6,175
	Methanex US Operations Inc. 6.25% 3/15/2032[5]	655	648
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	993
	Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,557
	Mosaic Co. 4.05% 11/15/2027	1,050	1,030
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	1,875	1,698
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	819
	NOVA Chemicals Corp. 7.00% 12/1/2031[5]	1,130	1,126
	Novelis Corp. 3.875% 8/15/2031[5]	550	474
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	1,715	1,615
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	605	575
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,9,14]	736	743
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,9,14]	1,217	1,214
	Veritiv Operating Co. 10.50% 11/30/2030[5]	640	690
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,294
	Westlake Corp. 4.375% 11/15/2047	500	396
			97,819

Consumer staples 0.28%
	7-Eleven, Inc. 0.95% 2/10/2026[5]	825	790
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,253
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,364
	BAT Capital Corp. 4.54% 8/15/2047	627	495
	Campbell’s Co. (The) 4.75% 3/23/2035	5,502	5,191
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	955	845
	Coca-Cola Co. 1.00% 3/15/2028	940	843
	Coca-Cola Co. 4.65% 8/14/2034	1,806	1,757
	Constellation Brands, Inc. 3.60% 2/15/2028	625	601
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,238
	Coty, Inc. 4.75% 1/15/2029[5]	830	792
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	400	420
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,758
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,829
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	273
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	965
	Kroger Co. 5.00% 9/15/2034	4,462	4,324
	Kroger Co. 5.50% 9/15/2054	1,983	1,870
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,023
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,111
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,016
	Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,675
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,527
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,189
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,276
	Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,061
	Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,495
	Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,664
	Post Holdings, Inc. 6.25% 2/15/2032[5]	279	277
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	980
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,936
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	275	255
	Target Corp. 4.50% 9/15/2034	1,447	1,376
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	493
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	750	727
			74,689

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.22%
	Calpine Corp. 3.75% 3/1/2031[5]	USD1,975	$1,767
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	913
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,937
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,050	2,001
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	571
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
	Edison International 5.25% 3/15/2032	5,945	5,885
	Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,128
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,12]	1,475	1,667
	Emera US Finance, LP 3.55% 6/15/2026	320	314
	Entergy Louisiana, LLC 5.15% 9/15/2034	4,400	4,331
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	626
	MidAmerican Energy Co. 5.85% 9/15/2054	875	890
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	117
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,657
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	75
	Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,565
	PacifiCorp 5.30% 2/15/2031	1,404	1,417
	PacifiCorp 5.45% 2/15/2034	796	791
	PacifiCorp 5.35% 12/1/2053	3,347	3,080
	PacifiCorp 5.80% 1/15/2055	575	559
	PG&E Corp. 5.00% 7/1/2028	3,750	3,666
	PG&E Corp. 5.25% 7/1/2030	3,400	3,330
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,657
	Southern California Edison Co. 2.85% 8/1/2029	4,450	4,064
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,542
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,497
	Southern California Edison Co. 5.75% 4/1/2035	675	691
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,994
	Southern California Edison Co. 3.65% 2/1/2050	261	187
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	400	427
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,151
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,011
			60,081
	Total corporate bonds, notes & loans		1,679,479
Asset-backed obligations 2.45%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,8]	45	45
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[5,8]	10,457	10,405
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,8]	2,962	2,985
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,8]	1,324	1,328
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[5,8]	1,993	1,996
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[5,8]	1,945	1,954
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[5,8]	765	765
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[5,8]	1,482	1,497
	American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[5,8]	3,718	3,760
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[5,8]	1,122	1,117

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]	USD439	$439
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[5,8]	8,500	8,443
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[5,8]	4,575	4,545
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[5,8]	3,030	3,010
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,8]	20,244	19,767
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,8]	138	136
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,8]	11,617	11,083
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,8]	32,377	33,033
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,8]	5,535	5,703
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[5,8,9]	7,810	7,822
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,8]	202	197
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,8]	2,756	2,791
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[8]	1,899	1,902
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[8]	890	891
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[8]	2,440	2,453
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[8]	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[8]	1,874	1,872
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[8]	4,091	4,112
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[8]	9,601	9,661
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[8]	1,229	1,236
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,8]	4,276	3,811
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,8]	254	240
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[5,8,9]	162	162
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,8]	5,140	5,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,8]	1,711	1,539
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,8]	6,034	5,723
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,8]	3,654	3,671
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[5,8]	5,203	5,225
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,8]	5,082	5,110
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[5,8]	5,924	5,958
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,8]	4,751	4,805
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,8]	1,064	976
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,8]	3,996	3,668
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,8]	848	780
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,8]	1,170	1,058
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[8]	4,015	4,039
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,8]	1,668	1,678
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,8]	1,958	1,993
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[8]	3,305	3,316
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[8]	3,457	3,503
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,8]	278	278
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[5,8,9]	556	556
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,8]	245	224
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,8]	960	968
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[5,8]	3,956	3,986
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,8]	718	716

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,8]	USD1,269	$1,268
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,8]	2,388	2,406
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[5,8]	2,869	2,876
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[8]	4,430	4,475
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,8]	5,557	5,418
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,8]	9,605	9,600
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,8]	8,861	8,833
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,8]	6,693	6,822
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,8,9]	15,000	15,045
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[5,8]	3,235	3,206
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,8]	498	460
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,8]	200	186
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,8]	1,710	1,646
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,8]	7,205	6,790
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,8]	9,080	8,576
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,8]	2,998	2,738
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,8]	4,468	4,110
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,8]	354	322
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[5,8]	1,188	1,183
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[8]	1,774	1,784
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,8]	9,657	10,020
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,8]	7,553	7,475
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[8]	2,372	2,385
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,8]	8,089	8,028
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,8]	8,390	8,346
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,8]	4,900	4,607
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,8]	4,960	4,808
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,8]	7,111	7,324
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,8]	10,307	9,683
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,8]	685	645
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,8]	429	404
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,8]	5,324	5,364
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[8]	1,860	1,863
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]	1,084	1,088
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[5,8]	2,584	2,511
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[8]	3,557	3,585
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[8]	3,229	3,256
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[5,8]	2,507	2,509
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,8]	2,594	2,614
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[5,8]	1,065	1,061
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[5,8]	562	557
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,8]	3,475	3,496
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[5,8]	3,480	3,106
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,8]	4,381	3,872
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,8]	5,354	4,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[5,8]	6,341	5,830
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,8]	3,578	3,313
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,8]	6,076	5,630
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,8]	23,051	21,275
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[5,8,9]	1,138	1,139
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[5,8,9]	1,653	1,653
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[5,8,9]	2,241	2,244

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[5,8,9]	USD5,378	$5,387
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[5,8,9]	4,691	4,691
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,8]	5,912	5,964
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]	2,725	2,563
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[5,8]	879	885
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[5,8,9]	656	658
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[5,8,9]	1,630	1,630
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[8]	1,038	1,040
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[8]	383	383
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[8]	4,235	4,249
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[8]	738	741
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[8]	5,474	5,527
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[8]	5,062	5,134
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[8]	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,8]	1,841	1,844
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,8]	4,498	4,524
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,8]	768	772
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,8]	1,412	1,430
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[5,8]	2,933	2,937
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,8]	3,573	3,606
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[5,8]	3,310	3,307
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.242% 1/15/2053[5,8,9]	4,264	4,213
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,8]	2,939	2,689
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,8]	3,159	3,024
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,8]	2,465	2,370
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,8]	1,207	1,158
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,8]	977	935
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[5,8]	5,279	5,152
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[5,8]	6,232	6,074
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,8]	1,753	1,681
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[8]	3,169	3,215
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,8]	1,320	1,227
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,8]	601	557
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,8]	751	680
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,8]	2,169	1,983
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,8]	6,229	6,277
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,8]	8,337	8,229
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,8,9]	7,257	6,981
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[8]	5,253	5,296
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[8]	2,033	2,056
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,8]	8,170	7,438
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,8]	1,459	1,300
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,8]	1,363	1,381
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]	8,460	8,467
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[8]	4,292	4,316
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,12]	7,481	7,486
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[8]	10,500	10,687
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,8]	8,981	9,015
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[5,8]	1,042	1,054
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,8]	3,076	3,084
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,8]	668	669

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[5,8]	USD2,142	$2,142
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,8]	2,794	2,824
	Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[5,8]	7,276	7,265
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,8]	572	573
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]	7,845	7,890
	World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[8]	4,551	4,570
	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[8]	4,623	4,649
			664,493
Bonds & notes of governments & government agencies outside the U.S. 0.14%
	Chile (Republic of) 4.85% 1/22/2029	4,500	4,461
	CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,302
	OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	3,922
	OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,354
	Panama (Republic of) 7.50% 3/1/2031	1,970	2,001
	Panama (Republic of) 2.252% 9/29/2032	4,805	3,370
	Panama (Republic of) 8.00% 3/1/2038	1,495	1,502
	Panama (Republic of) 4.50% 1/19/2063	1,035	609
	Peru (Republic of) 1.862% 12/1/2032	2,525	1,916
	Peru (Republic of) 5.875% 8/8/2054	2,310	2,209
	Peru (Republic of) 2.78% 12/1/2060	3,775	1,998
	Qatar (State of) 4.00% 3/14/2029[5]	745	726
	Qatar (State of) 4.817% 3/14/2049[5]	750	679
	United Mexican States 2.659% 5/24/2031	2,703	2,200
	United Mexican States 3.50% 2/12/2034	1,790	1,428
	United Mexican States 3.771% 5/24/2061	1,528	871
			37,548
Municipals 0.09%
Florida 0.04%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,949
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,628
			9,577

Illinois 0.01%
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,882	3,845

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,990	4,410

Puerto Rico 0.00%
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	451	280

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,785	5,495
	Total municipals		23,607
	Total bonds, notes & other debt instruments (cost: $7,127,606,000)		6,892,327

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Investment funds 5.05%	Shares	Value (000)
Capital Group Central Corporate Bond Fund[17]	165,022,208	$1,368,034
Total Investment funds (cost: $1,540,284,000)		1,368,034
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[17,18]	8,555,757	855,747
Total short-term securities (cost: $855,531,000)		855,747
Total investment securities 101.12% (cost: $20,007,939,000)		27,389,314
Other assets less liabilities (1.12)%		(303,634)
Net assets 100.00%		$27,085,680
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	6,487	4/3/2025	USD1,333,788	$(913)
5 Year U.S. Treasury Note Futures	Long	3,953	4/3/2025	420,223	(2,738)
10 Year U.S. Treasury Note Futures	Long	1,427	3/31/2025	155,186	(2,315)
10 Year Ultra U.S. Treasury Note Futures	Short	380	3/31/2025	(42,299)	625
20 Year U.S. Treasury Note Futures	Long	491	3/31/2025	55,897	(2,023)
30 Year Ultra U.S. Treasury Bond Futures	Short	930	3/31/2025	(110,583)	4,440
					$(2,924)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.072%	Annual	SOFR	Annual	11/8/2026	USD266,578	$(119)	$—	$(119)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD25,175	$(1,943)	$(2,090)	$147

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 12/31/2024[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD33,772	$755	$759	$(4)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 5.05%
Capital Group Central Corporate Bond Fund	$1,406,015	$141,579	$146,359	$(28,062)	$(5,139)	$1,368,034	$62,657
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[18]	2,395,658	4,459,342	5,999,810	125	432	855,747	105,158
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[18]	1,991		1,991 [21]			—	— [22]
Total short-term securities						855,747
Total 8.21%				$(27,937)	$(4,707)	$2,223,781	$167,815
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$16,254	.06%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023	2,582	2,643.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023-12/13/2024	189	190	.00 [23]
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	6/23/2023	983	1,013.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	10/22/2024	321	335	.00 [23]
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	49	.00 [23]
Total		$61,024	$20,484	.08%

127	American Funds Insurance Series

Asset Allocation Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,484,000, which represented .08% of the net assets of the fund.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,414,646,000, which represented 5.22% of the net assets of the fund.

[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,273,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,539,000, which represented .10% of the net assets of the fund.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $30,492,000, which represented .11% of the net assets of the fund.

[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 12/31/2024.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund
Investment portfolio December 31, 2024

Common stocks 63.35%		Shares	Value (000)
Information technology 11.84%
	Broadcom, Inc.	61,560	$14,272
	Microsoft Corp.	27,395	11,547
	Apple, Inc.	26,578	6,656
	Taiwan Semiconductor Manufacturing Co., Ltd.	162,000	5,290
	Accenture PLC, Class A	8,203	2,886
	Texas Instruments, Inc.	10,951	2,053
	ASML Holding NV	1,964	1,381
	TDK Corp.	94,500	1,216
	Salesforce, Inc.	3,008	1,006
	GlobalWafers Co., Ltd.	11,000	128
			46,435

Health care 8.68%
	Sanofi	50,615	4,895
	Gilead Sciences, Inc.	42,637	3,938
	Eli Lilly and Co.	4,567	3,526
	Abbott Laboratories	30,893	3,494
	Novo Nordisk AS, Class B	36,318	3,126
	Vertex Pharmaceuticals, Inc.[1]	5,715	2,301
	UnitedHealth Group, Inc.	4,248	2,149
	DexCom, Inc.[1]	27,563	2,144
	Stryker Corp.	3,621	1,304
	Molina Healthcare, Inc.[1]	3,729	1,085
	GE HealthCare Technologies, Inc.	13,706	1,072
	Alnylam Pharmaceuticals, Inc.[1]	4,275	1,006
	Medtronic PLC	12,269	980
	AbbVie, Inc.	5,437	966
	Danaher Corp.	2,127	488
	Novartis AG	4,265	415
	Takeda Pharmaceutical Co., Ltd.	15,400	408
	BioMarin Pharmaceutical, Inc.[1]	5,924	389
	AstraZeneca PLC	2,816	367
			34,053

Industrials 8.68%
	RTX Corp.	52,786	6,108
	Carrier Global Corp.	40,530	2,767
	nVent Electric PLC	33,642	2,293
	Safran SA	10,357	2,263
	General Dynamics Corp.	8,449	2,226
	Volvo AB, Class B	74,304	1,803
	BAE Systems PLC	124,476	1,786
	Daikin Industries, Ltd.	15,000	1,757
	Recruit Holdings Co., Ltd.	20,700	1,440
	Honeywell International, Inc.	5,891	1,331
	Deutsche Post AG	37,249	1,311
	Uber Technologies, Inc.[1]	21,398	1,291
	CSX Corp.	34,421	1,111
	Airbus SE, non-registered shares	5,276	841
	Melrose Industries PLC	112,888	782
	Kingspan Group PLC	10,499	764
	PACCAR, Inc.	6,057	630
	Rolls-Royce Holdings PLC[1]	88,249	628
	United Rentals, Inc.	748	527
	General Electric Co.	2,693	449
	Waste Management, Inc.	2,097	423
	Caterpillar, Inc.	1,122	407
	L3Harris Technologies, Inc.	1,918	403

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Boeing Co. (The)[1]	1,990	$352
	AtkinsRealis Group, Inc.	6,542	347
	GE Vernova, Inc.	— [2]	— [2]
			34,040

Financials 8.46%
	Chubb, Ltd.	13,443	3,714
	Banco Bilbao Vizcaya Argentaria, SA	344,765	3,376
	B3 SA - Brasil, Bolsa, Balcao	1,784,523	3,061
	ING Groep NV	183,880	2,875
	Morgan Stanley	19,546	2,457
	Münchener Rückversicherungs-Gesellschaft AG	4,492	2,260
	HDFC Bank, Ltd. (ADR)	26,702	1,705
	HDFC Bank, Ltd.	24,510	507
	BlackRock, Inc.	1,989	2,039
	JPMorgan Chase & Co.	7,665	1,837
	Zurich Insurance Group AG	2,796	1,661
	AIA Group, Ltd.	224,400	1,623
	Standard Chartered PLC	94,601	1,165
	Mizuho Financial Group, Inc.	36,600	893
	Capital One Financial Corp.	4,566	814
	BNP Paribas SA	11,330	694
	Progressive Corp.	2,507	601
	Great-West Lifeco, Inc.	16,747	556
	3i Group PLC	9,651	429
	Bank Central Asia Tbk PT	571,400	343
	Aegon, Ltd.	53,229	315
	PNC Financial Services Group, Inc.	1,482	286
			33,211

Consumer discretionary 5.73%
	Amazon.com, Inc.[1]	24,275	5,326
	Home Depot, Inc.	9,066	3,527
	LVMH Moët Hennessy-Louis Vuitton SE	3,460	2,262
	Ferrari NV	3,551	1,509
	Ferrari NV (EUR denominated)	783	336
	Royal Caribbean Cruises, Ltd.	7,800	1,799
	Compagnie Financière Richemont SA, Class A	9,443	1,435
	InterContinental Hotels Group PLC	8,788	1,095
	Midea Group Co., Ltd., Class A	100,950	1,039
	Las Vegas Sands Corp.	17,843	916
	McDonald’s Corp.	2,405	697
	Sony Group Corp.	29,000	613
	Hasbro, Inc.	10,679	597
	Starbucks Corp.	6,260	571
	adidas AG	1,550	381
	Restaurant Brands International, Inc.	5,826	380
			22,483

Communication services 5.11%
	Alphabet, Inc., Class A	33,356	6,314
	Alphabet, Inc., Class C	7,289	1,388
	Meta Platforms, Inc., Class A	12,664	7,415
	Netflix, Inc.[1]	2,102	1,874
	Comcast Corp., Class A	24,957	937
	TELUS Corp.	67,043	909
	Omnicom Group, Inc.	9,636	829
	Universal Music Group NV	14,322	365
			20,031

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer staples 4.69%
	Philip Morris International, Inc.	30,773	$3,703
	Imperial Brands PLC	114,472	3,658
	ITC, Ltd.	599,504	3,385
	Ajinomoto Co., Inc.	62,950	2,561
	British American Tobacco PLC	55,322	2,006
	Suntory Beverage & Food, Ltd.	52,600	1,670
	Nestlé SA	10,472	859
	Seven & i Holdings Co., Ltd.	36,800	577
			18,419

Materials 3.67%
	Freeport-McMoRan, Inc.	128,581	4,896
	Glencore PLC	400,493	1,761
	Linde PLC	4,202	1,759
	Smurfit Westrock PLC	27,112	1,460
	Air Products and Chemicals, Inc.	4,981	1,445
	International Paper Co.	20,944	1,127
	Rio Tinto PLC	11,644	686
	Vale SA (ADR), ordinary nominative shares	58,771	521
	Air Liquide SA	2,448	396
	Celanese Corp.	4,784	331
	Nitto Denko Corp.	700	12
			14,394

Utilities 3.35%
	DTE Energy Co.	26,692	3,223
	Constellation Energy Corp.	10,637	2,379
	PG&E Corp.	83,540	1,686
	E.ON SE	142,043	1,654
	Duke Energy Corp.	15,182	1,636
	SembCorp Industries, Ltd.	265,900	1,074
	CenterPoint Energy, Inc.	24,735	785
	Dominion Energy, Inc.	12,884	694
	Power Grid Corporation of India, Ltd.	— [2]	— [2]
			13,131

Energy 2.42%
	Canadian Natural Resources, Ltd. (CAD denominated)	151,046	4,663
	Shell PLC (GBP denominated)	49,182	1,527
	TC Energy Corp. (CAD denominated)	32,374	1,509
	Chevron Corp.	7,358	1,066
	Neste OYJ	40,968	517
	Cameco Corp. (CAD denominated)	4,130	212
			9,494

Real estate 0.72%
	CTP NV	100,906	1,552
	Embassy Office Parks REIT	293,448	1,266
			2,818
	Total common stocks (cost: $188,641,000)		248,509
Preferred securities 0.06%
Consumer discretionary 0.06%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,986	241
	Total preferred securities (cost: $323,000)		241

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Convertible stocks 0.35%	Shares	Value (000)
Utilities 0.35%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	33,700	$1,379
Total convertible stocks (cost: $1,445,000)		1,379
Bonds, notes & other debt instruments 30.24%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.31%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 1.125% 6/10/2025	GBP100	123
Asian Development Bank 6.20% 10/6/2026	INR1,990	23
Asian Development Bank 6.72% 2/8/2028	18,000	210
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	61
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	405
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	414
Austria (Republic of) 0% 2/20/2031	EUR500	444
Austria (Republic of) 2.90% 2/20/2034	120	126
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[3]	USD445	437
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	283
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	304
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,562
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	220	31
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,584	214
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	220	29
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	135
Canada 2.25% 6/1/2025	CAD1,400	971
Canada 0.25% 3/1/2026	246	166
Canada (Government) 3.50% 3/1/2028	1,119	793
Canada (Government) 1.50% 12/1/2031	840	527
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	52
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY4,100	585
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	549
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	285
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,835
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	6,020	867
China (People’s Republic of), Series INBK, 2.11% 8/25/2034	9,850	1,400
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	137
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	1,860	257
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,232
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Estonia (Republic of) 3.25% 1/17/2034	EUR160	168
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	82
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	115
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	49
European Investment Bank 0.375% 9/15/2027	EUR110	108
European Investment Bank 0.25% 1/20/2032	860	760
European Union 0% 7/6/2026	100	100
European Union 0.25% 10/22/2026	50	50
European Union 2.875% 12/6/2027	50	53
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	202
French Republic O.A.T. 0.75% 2/25/2028	EUR410	403
French Republic O.A.T. 0% 11/25/2030	1,320	1,165
French Republic O.A.T. 2.00% 11/25/2032	610	588
French Republic O.A.T. 3.25% 5/25/2045	160	159
Germany (Federal Republic of) 2.50% 3/13/2025	845	875
Germany (Federal Republic of) 0% 2/15/2032	540	480
Germany (Federal Republic of) 1.70% 8/15/2032	674	673
Germany (Federal Republic of) 2.30% 2/15/2033	300	311
Germany (Federal Republic of) 2.20% 2/15/2034	100	102
Germany (Federal Republic of) 1.00% 5/15/2038	180	154
Germany (Federal Republic of) 0% 8/15/2050	300	164

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2052	EUR80	$41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	88
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	505
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	71
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	108
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	295
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	214
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	76
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	13,435,000	834
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	3,654,000	221
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	545
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	183
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	186
Ireland (Republic of) 2.60% 10/18/2034	EUR100	103
Ireland (Republic of) 3.00% 10/18/2043	150	159
Israel (State of) 4.50% 1/17/2033	USD200	184
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	534
Japan, Series 151, 0.005% 3/20/2027	201,500	1,265
Japan, Series 346, 0.10% 3/20/2027	134,150	844
Japan, Series 352, 0.10% 9/20/2028	61,950	386
Japan, Series 363, 0.10% 6/20/2031	7,500	46
Japan, Series 373, 0.60% 12/20/2033	55,750	342
Japan, Series 152, 1.20% 3/20/2035	242,550	1,553
Japan, Series 176, 0.50% 3/20/2041	109,950	585
Japan, Series 179, 0.50% 12/20/2041	50,500	264
Japan, Series 42, 1.70% 3/20/2044	74,550	463
Japan, Series 37, 0.60% 6/20/2050	26,950	121
Japan, Series 74, 1.00% 3/20/2052	84,000	405
Japan, Series 76, 1.40% 9/20/2052	47,500	252
Japan, Series 77, 1.60% 12/20/2052	68,100	378
Japan, Series 84, 2.10% 9/20/2054	82,450	507
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	112
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	114
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	241
New South Wales Treasury Corp. 4.25% 2/20/2036	670	382
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	59
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	97
Panama (Republic of) 7.50% 3/1/2031	USD200	203
Panama (Republic of) 6.40% 2/14/2035	200	182
Panama (Republic of) 7.875% 3/1/2057	1,130	1,093
Philippines (Republic of) 0.25% 4/28/2025	EUR100	102
Philippines (Republic of) 1.648% 6/10/2031	USD200	161
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	88
Portugal Republic 0.475% 10/18/2030	EUR230	214
Portugal Republic 3.50% 6/18/2038	230	249
Quebec (Province of) 3.35% 7/23/2039	290	302
Republic of Italy 1.35% 4/1/2030	550	528
Republic of Italy 4.20% 3/1/2034	1,675	1,845
Republic of Italy 4.50% 10/1/2053	210	232
Republic of Italy 4.30% 10/1/2054	200	212
Republic Of Italy 4.40% 5/1/2033	1,200	1,344
Republic Of Italy 4.35% 11/1/2033	740	825
Romania 2.125% 3/7/2028	130	127
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	235
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,349
Spain (Kingdom of) 0% 1/31/2027	EUR335	331
Spain (Kingdom of) 0.80% 7/30/2027	490	488
Spain (Kingdom of) 0.50% 10/31/2031	165	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 3.15% 4/30/2033	EUR317	$334
	Spain (Kingdom of) 3.55% 10/31/2033	370	401
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	257
	Turkey (Republic of) 7.125% 7/17/2032	USD200	199
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY14,240	338
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	1,090	22
	United Kingdom 1.25% 7/22/2027	GBP410	477
	United Kingdom 0.375% 10/22/2030	490	494
	United Kingdom 1.00% 1/31/2032	750	748
	United Kingdom 4.25% 6/7/2032	785	975
	United Kingdom 3.25% 1/22/2044	234	228
	United Kingdom 1.25% 7/31/2051	413	231
	United Kingdom 4.375% 7/31/2054	235	261
	United Kingdom 2.50% 7/22/2065	340	242
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	490
	United Mexican States, Series M, 7.75% 11/23/2034	3,130	126
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	190
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,041
	United Mexican States, Series S, 4.00% 10/29/2054[4]	523	19
			52,207
Corporate bonds, notes & loans 6.33%
Financials 1.54%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[5]	EUR330	311
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[3,5]	USD200	204
	AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[5]	EUR200	224
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[5]	100	110
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[5]	USD161	162
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5]	625	648
	BPCE SA 4.50% 1/13/2033	EUR100	109
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,5]	USD200	205
	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	70	63
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	54
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	160	152
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[5]	EUR200	191
	DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026)[5]	GBP100	123
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[5]	USD290	296
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[5]	200	199
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[5]	360	382
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[5]	290	315
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[5]	EUR100	116
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	USD160	156
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[5]	280	232
	KfW 1.125% 7/4/2025	GBP95	117
	Mastercard, Inc. 2.00% 11/18/2031	USD102	85
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[5]	294	301
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[5]	150	153
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[5]	119	119
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[5]	EUR175	165
	New York Life Insurance Co. 3.75% 5/15/2050[3]	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	65	71

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	USD25	$25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	279
	Royal Bank of Canada 1.20% 4/27/2026	175	167
	Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5,6]	EUR250	266
			6,044

Energy 1.00%
	Ecopetrol SA 4.125% 1/16/2025	USD127	127
	Ecopetrol SA 8.625% 1/19/2029	295	313
	Ecopetrol SA 6.875% 4/29/2030	160	156
	Empresa Nacional del Petroleo 5.95% 7/30/2034[3]	200	199
	Enterprise Products Operating, LLC 4.95% 2/15/2035	25	24
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[3]	225	222
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	165
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petroleos Mexicanos 4.25% 1/15/2025	296	295
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,202
	Petroleos Mexicanos 6.84% 1/23/2030	460	421
	Raizen Fuels Finance SA 6.45% 3/5/2034[3]	200	198
	Saudi Arabian Oil Co. 5.75% 7/17/2054[3]	200	187
	Targa Resources Corp. 5.50% 2/15/2035	2	2
	TotalEnergies Capital SA 5.488% 4/5/2054	85	82
			3,927

Utilities 0.76%
	American Electric Power Co., Inc. 1.00% 11/1/2025	100	97
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[3]	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	176
	Duke Energy Corp. 3.75% 4/1/2031	EUR100	106
	Duke Energy Progress, LLC 3.70% 9/1/2028	USD75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 2.125% 7/12/2028[3]	200	181
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	171
	Exelon Corp. 3.40% 4/15/2026	150	148
	FirstEnergy Corp. 1.60% 1/15/2026	100	97
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[3]	550	563
	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	98
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	25
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	93
	Pacific Gas and Electric Co. 3.30% 12/1/2027	252	241
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	81
	Pacific Gas and Electric Co. 4.95% 7/1/2050	120	104
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	94
	Public Service Company of Colorado 5.75% 5/15/2054	85	85
	Xcel Energy, Inc. 3.35% 12/1/2026	316	308
			2,993

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.68%
	AbbVie, Inc. 5.05% 3/15/2034	USD25	$25
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	25	24
	AbbVie, Inc. 5.50% 3/15/2064	25	24
	Amgen, Inc. 1.90% 2/21/2025	40	40
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	260
	Amgen, Inc. 5.65% 3/2/2053	422	407
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	301
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	58
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	82
	CVS Health Corp. 5.40% 6/1/2029	242	242
	EMD Finance, LLC 3.25% 3/19/2025[3]	250	249
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	103
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	249
	UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63
			2,681

Communication services 0.47%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	432
	América Móvil, SAB de CV 9.50% 1/27/2031	2,000	90
	AT&T, Inc. 2.75% 6/1/2031	USD165	144
	AT&T, Inc. 2.55% 12/1/2033	64	52
	Comcast Corp. 0% 9/14/2026	EUR100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/2031[5]	65	77
	Orange 3.625% 11/16/2031	EUR100	107
	Tencent Holdings, Ltd. 3.925% 1/19/2038	USD200	170
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	184
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	106
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	131
	Verizon Communications, Inc. 0.75% 3/22/2032	100	88
			1,849

Consumer discretionary 0.46%
	BMW US Capital, LLC 3.90% 4/9/2025[3]	USD70	70
	Daimler Truck International Finance BV 3.875% 6/19/2029	EUR100	107
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[3]	USD150	146
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[3]	150	149
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	200	196
	General Motors Financial Co., Inc. 4.90% 10/6/2029	135	133
	Hyundai Capital America 1.50% 6/15/2026[3]	250	238
	Hyundai Capital America 2.375% 10/15/2027[3]	109	102
	McDonalds Corp. 1.60% 3/15/2031[6]	EUR100	95
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[3]	USD185	184
	Sands China, Ltd. 5.40% 8/8/2028	400	396
			1,816

Consumer staples 0.44%
	Altria Group, Inc. 2.20% 6/15/2027	EUR270	276
	BAT Capital Corp. 3.215% 9/6/2026	USD62	61
	BAT Capital Corp. 4.70% 4/2/2027	67	67
	BAT Capital Corp. 3.557% 8/15/2027	105	102
	BAT Capital Corp. 3.462% 9/6/2029	75	70

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[5]	EUR640	$651
	Campbell’s Co. (The) 4.75% 3/23/2035	USD107	101
	Coca-Cola Co. 1.25% 3/8/2031	EUR100	94
	Coca-Cola Co. 4.65% 8/14/2034	USD61	59
	Coca-Cola Co. 3.75% 8/15/2053	EUR125	131
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	113
			1,725

Industrials 0.40%
	Boeing Co. (The) 6.528% 5/1/2034	604	633
	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	107
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	7
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Honeywell International, Inc. 3.75% 3/1/2036	EUR100	104
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[3]	USD83	82
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[3]	200	195
	RTX Corp. 4.125% 11/16/2028	170	165
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	199
			1,546

Materials 0.24%
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	602
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[3]	250	266
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	86
			954

Information technology 0.23%
	Broadcom, Inc. 4.00% 4/15/2029[3]	21	20
	Broadcom, Inc. 4.15% 11/15/2030	70	67
	Broadcom, Inc. 3.419% 4/15/2033[3]	123	108
	Broadcom, Inc. 3.137% 11/15/2035[3]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	270
	Oracle Corp. 2.65% 7/15/2026	216	209
	SK hynix, Inc. 1.50% 1/19/2026	200	193
			879

Real estate 0.11%
	American Tower Corp. 0.875% 5/21/2029	EUR130	123
	Equinix, Inc. 2.15% 7/15/2030	USD176	151
	Essex Portfolio, LP 3.50% 4/1/2025	120	120
	Essex Portfolio, LP 3.375% 4/15/2026	40	39
			433
	Total corporate bonds, notes & loans		24,847
Mortgage-backed obligations 5.87%
Federal agency mortgage-backed obligations 4.90%
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	163	127
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	278	276
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[7]	75	76
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	1,359	1,313
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]	355	353
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	471	473
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	33	33
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[7]	790	763
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]	22	22
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	15	15
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	3,196	3,213

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	USD38	$39
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	96	95
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	78	79
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[7]	195	193
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[7]	144	142
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	111	112
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	75	76
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[7]	61	62
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	55	56
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]	91	89
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]	90	90
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[7]	77	77
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	74	75
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	38	38
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	29	30
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]	99	100
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[7]	1,675	1,657
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[7]	285	268
	Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	16	15
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[7]	103	97
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	444	430
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,554	1,502
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	11	11
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	795	785
	Freddie Mac Pool #QI0213 6.50% 2/1/2054[7]	9	9
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	441	436
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	44	44
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	87	88
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[7]	48	47
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[7]	36	36
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	116	117
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	112	114
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	78	79
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	58	59
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	55	56
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	45	46
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[7]	25	24
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	48	49
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	18	18
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	11	12
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[7]	135	133
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	165	167
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	89	91
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	85	87
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	78	79
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	47	47
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	59	61
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[7]	95	90
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	77	72
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	64	64
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,8]	64	50
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,8]	231	217
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,8]	3,895	3,760
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,8]	284	267
			19,228

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.51%
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,7,9]	USD106	$104
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[3,7,9]	158	162
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[3,7,9]	84	85
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[3,7,9]	59	59
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[3,7,9]	55	56
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[3,7,9]	84	84
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[3,7,9]	121	122
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,5,7]	276	278
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[3,5,7]	124	125
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,7,9]	92	84
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,5,7]	101	102
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,5,7]	197	199
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,5,7]	277	279
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[3,5,7]	138	140
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[3,7,9]	100	100
			1,979

Other mortgage-backed securities 0.24%
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK433	56
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,131	144
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	5,237	604
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	456	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	549	61
	Realkredit Danmark AS 1.00% 10/1/2053[7]	182	20
			933

Commercial mortgage-backed securities 0.22%
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[7,9]	USD55	56
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[3,7,9]	150	150
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[3,7,9]	110	110
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,7,9]	100	103
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,7,9]	135	137
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[3,7,9]	24	24
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,7,9]	100	101
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[3,7,9]	143	143
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[3,7,9]	52	53
			877
	Total mortgage-backed obligations		23,017

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.42%
U.S. Treasury 4.11%
	U.S. Treasury 3.00% 7/15/2025	USD985	$979
	U.S. Treasury 3.75% 4/15/2026	76	76
	U.S. Treasury 4.875% 5/31/2026	1,185	1,195
	U.S. Treasury 4.00% 1/15/2027	620	617
	U.S. Treasury 4.50% 4/15/2027	1,173	1,179
	U.S. Treasury 4.00% 6/30/2028	4,583	4,537
	U.S. Treasury 4.375% 8/31/2028	81	81
	U.S. Treasury 4.625% 9/30/2028	1,918	1,937
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 3.50% 9/30/2029	755	727
	U.S. Treasury 1.375% 11/15/2031[10]	771	631
	U.S. Treasury 1.875% 2/15/2032	220	185
	U.S. Treasury 2.875% 5/15/2032	306	275
	U.S. Treasury 1.875% 2/15/2041[10]	605	406
	U.S. Treasury 2.25% 5/15/2041[10]	1,115	792
	U.S. Treasury 2.875% 11/15/2046	400	291
	U.S. Treasury 1.25% 5/15/2050	440	209
	U.S. Treasury 1.375% 8/15/2050	400	195
	U.S. Treasury 2.375% 5/15/2051[10]	510	321
	U.S. Treasury 2.00% 8/15/2051[10]	560	321
	U.S. Treasury 4.00% 11/15/2052	270	236
	U.S. Treasury 3.625% 2/15/2053	149	121
			16,118

U.S. Treasury inflation-protected securities 0.31%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	366	354
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	676	687
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	264	192
			1,233
	Total U.S. Treasury bonds & notes		17,351
Asset-backed obligations 0.28%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[3,7]	27	27
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,7]	12	12
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,7]	44	44
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,7]	125	126
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,7]	148	152
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,7]	100	100
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,7]	113	114
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[3,7]	100	101
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,7]	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[3,7]	100	102
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[3,7,9]	79	80
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]	16	16
			1,084
Municipals 0.03%
Ohio 0.02%
	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		USD80	$55
Total municipals			128
Total bonds, notes & other debt instruments (cost: $126,803,000)			118,634
Investment funds 1.01%		Shares
Capital Group Central Corporate Bond Fund[11]		476,845	3,953
Total Investment funds (cost: $3,772,000)			3,953
Short-term securities 5.87%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[11,12]		221,832	22,187
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.22%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP7,550	142
Egypt (Arab Republic of) 3/18/2025	21.597	37,925	707
			849
Total short-term securities (cost: $23,087,000)			23,036
Total investment securities 100.88% (cost: $344,071,000)			395,752
Other assets less liabilities (0.88)%			(3,470)
Net assets 100.00%			$392,282
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year Euro-Schatz Futures	Long	15	3/10/2025	USD1,662	$(5)
2 Year U.S. Treasury Note Futures	Long	18	4/3/2025	3,701	(6)
5 Year Euro-Bobl Futures	Long	38	3/10/2025	4,639	(58)
5 Year U.S. Treasury Note Futures	Long	90	4/3/2025	9,567	(62)
10 Year Italy Government Bond Futures	Long	13	3/10/2025	1,616	(39)
10 Year French Government Bond Futures	Long	7	3/10/2025	895	(18)
10 Year Euro-Bund Futures	Short	24	3/10/2025	(3,317)	71
10 Year Australian Treasury Bond Futures	Long	2	3/17/2025	140	(2)
10 Year Japanese Government Bond Futures	Long	2	3/21/2025	1,804	(7)
10 Year U.S. Treasury Note Futures	Long	20	3/31/2025	2,175	(32)
10 Year Canadian Government Bond Futures	Long	9	3/31/2025	768	6
10 Year UK Gilt Futures	Long	4	3/31/2025	463	(12)
20 Year U.S. Treasury Note Futures	Long	13	3/31/2025	1,480	(42)

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Year Euro-Buxl Futures	Long	1	3/10/2025	USD137	$(8)
30 Year Ultra U.S. Treasury Bond Futures	Long	4	3/31/2025	475	(24)
					$(238)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	179	MYR	800	HSBC Bank	1/8/2025	$1
MYR	110	USD	25	JPMorgan Chase	1/8/2025	— [2]
MYR	800	USD	180	JPMorgan Chase	1/8/2025	(1)
JPY	13,739	USD	89	BNP Paribas	1/8/2025	(2)
CHF	130	USD	148	HSBC Bank	1/8/2025	(4)
EUR	392	USD	413	Citibank	1/8/2025	(7)
CNH	6,185	USD	855	Standard Chartered Bank	1/9/2025	(12)
USD	1,526	BRL	8,921	JPMorgan Chase	1/10/2025	85
USD	287	KRW	408,860	Morgan Stanley	1/10/2025	11
USD	475	INR	40,175	HSBC Bank	1/10/2025	6
COP	276,050	USD	62	Morgan Stanley	1/10/2025	— [2]
USD	20	CLP	19,505	Morgan Stanley	1/10/2025	— [2]
BRL	470	USD	76	Morgan Stanley	1/10/2025	— [2]
BRL	500	USD	82	BNP Paribas	1/10/2025	(1)
BRL	1,010	USD	165	Morgan Stanley	1/10/2025	(2)
USD	558	IDR	9,051,240	Citibank	1/10/2025	(2)
USD	1,340	KRW	1,980,870	Morgan Stanley	1/10/2025	(2)
IDR	2,859,554	USD	179	Citibank	1/10/2025	(3)
USD	210	BRL	1,315	JPMorgan Chase	1/10/2025	(3)
JPY	166,455	USD	1,122	UBS AG	1/10/2025	(63)
USD	48	AUD	75	HSBC Bank	1/14/2025	2
CNH	670	USD	91	Citibank	1/14/2025	— [2]
USD	11,524	CNH	84,610	Citibank	1/14/2025	(8)
EUR	399	USD	421	Citibank	1/14/2025	(8)
CNH	7,737	USD	1,066	UBS AG	1/14/2025	(11)
USD	116	EUR	110	Morgan Stanley	1/15/2025	2
USD	398	MXN	8,290	Barclays Bank PLC	1/15/2025	1
USD	370	THB	12,670	UBS AG	1/15/2025	1
USD	86	CZK	2,080	Citibank	1/15/2025	— [2]
EUR	110	USD	114	HSBC Bank	1/15/2025	— [2]
PLN	540	USD	133	HSBC Bank	1/15/2025	(2)
CZK	2,840	USD	120	Standard Chartered Bank	1/15/2025	(3)
THB	12,750	USD	376	Citibank	1/15/2025	(4)
MXN	4,630	USD	229	UBS AG	1/15/2025	(7)
MXN	5,510	USD	271	Bank of New York Mellon	1/15/2025	(8)
USD	842	GBP	660	HSBC Bank	1/16/2025	16
USD	232	JPY	34,589	Morgan Stanley	1/16/2025	12
USD	4,596	GBP	3,670	JPMorgan Chase	1/16/2025	2
GBP	60	USD	75	Citibank	1/16/2025	— [2]
GBP	915	USD	1,167	Barclays Bank PLC	1/16/2025	(22)
USD	1,298	JPY	199,030	UBS AG	1/17/2025	31
USD	547	NZD	938	Standard Chartered Bank	1/17/2025	23
USD	412	CHF	360	Standard Chartered Bank	1/17/2025	15

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	347	EUR	330	Morgan Stanley	1/17/2025	$5
USD	11,223	JPY	1,761,820	BNP Paribas	1/17/2025	3
USD	1,591	AUD	2,570	Bank of America	1/17/2025	1
USD	177	CHF	160	UBS AG	1/17/2025	— [2]
CAD	110	USD	76	Citibank	1/17/2025	— [2]
EUR	396	DKK	2,950	Standard Chartered Bank	1/17/2025	— [2]
EUR	330	USD	342	HSBC Bank	1/17/2025	— [2]
NZD	111	USD	62	UBS AG	1/17/2025	— [2]
AUD	90	USD	58	Standard Chartered Bank	1/17/2025	(2)
USD	3,235	CAD	4,650	Citibank	1/17/2025	(2)
DKK	800	USD	114	Standard Chartered Bank	1/17/2025	(2)
CHF	520	USD	579	Morgan Stanley	1/17/2025	(5)
NZD	874	USD	495	UBS AG	1/17/2025	(6)
NOK	6,655	USD	597	BNP Paribas	1/17/2025	(12)
CAD	1,350	USD	953	Morgan Stanley	1/17/2025	(14)
JPY	666,752	USD	4,409	Morgan Stanley	1/17/2025	(163)
USD	144	CHF	130	UBS AG	1/21/2025	— [2]
USD	343	CHF	310	UBS AG	1/21/2025	— [2]
USD	82	CZK	2,000	Citibank	1/21/2025	— [2]
USD	47	HUF	18,750	BNP Paribas	1/21/2025	— [2]
USD	59	NOK	670	UBS AG	1/21/2025	— [2]
USD	225	PLN	930	Bank of America	1/21/2025	— [2]
USD	332	SEK	3,660	Bank of America	1/21/2025	— [2]
EUR	201	CAD	300	UBS AG	1/23/2025	— [2]
EUR	430	USD	446	HSBC Bank	1/23/2025	— [2]
USD	117	SGD	160	UBS AG	1/23/2025	— [2]
USD	117	SGD	160	UBS AG	1/23/2025	— [2]
GBP	90	USD	114	Morgan Stanley	1/23/2025	(2)
SGD	160	USD	119	Standard Chartered Bank	1/23/2025	(2)
EUR	4,890	USD	5,144	Morgan Stanley	1/23/2025	(74)
USD	599	NOK	6,657	UBS AG	1/24/2025	14
USD	157	NZD	280	UBS AG	1/24/2025	— [2]
EUR	115	USD	121	BNP Paribas	1/24/2025	(1)
HUF	17,610	USD	45	Citibank	1/24/2025	(1)
SEK	3,570	USD	326	Standard Chartered Bank	1/24/2025	(3)
NZD	280	USD	162	HSBC Bank	1/24/2025	(5)
USD	918	MXN	18,680	Morgan Stanley	1/27/2025	27
USD	82	ILS	300	BNP Paribas	2/6/2025	— [2]
USD	125	RON	600	Bank of America	2/6/2025	— [2]
USD	26,635	EUR	25,670	UBS AG	2/21/2025	(13)
USD	412	JPY	61,409	UBS AG	3/10/2025	19
USD	110	JPY	16,666	Bank of America	3/10/2025	4
USD	268	BRL	1,390	Citibank	4/1/2025	47
BRL	1,390	USD	249	Citibank	4/1/2025	(28)
						$(182)

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(3)	$(11)	$8
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	— [2]	— [2]	— [2]
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	(34)	—	(34)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	9	11	(2)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(8)	— [2]	(8)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	98	90	8
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(2)	(3)	1
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	23	(3)	26
						$83	$84	$(1)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(33)	$—	$(33)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(93)	—	(93)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(329)	(130)	(199)
							$(455)	$(130)	$(325)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR840	$(17)	$(18)	$1
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[13] (000)	Value at 12/31/2024[14] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD10,922	$244	$249	$(5)

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.01%
Capital Group Central Corporate Bond Fund	$8,341	$2,627	$6,762	$45	$(298)	$3,953	$265
Short-term securities 5.65%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[12]	12,974	118,912	109,705	2	4	22,187	1,505
Total 6.66%				$47	$(294)	$26,140	$1,770
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5]	12/4/2024	$274	$266	.07%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	102	95.02
Total		$376	$361	.09%

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,151,000, which represented
2.08% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $361,000, which represented .09% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $959,000, which represented .24% of the net assets of the fund.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 12/31/2024.
[13]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[14]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	146

The Bond Fund of America®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.80%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.60%
Federal agency mortgage-backed obligations 33.53%
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD2	$2
	Fannie Mae Pool #256133 4.50% 1/1/2026[1]	2	2
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	35	34
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	29	28
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	14	14
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	2,268	2,084
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	31	32
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	343	355
	Fannie Mae Pool #924866 6.765% 10/1/2037[1,2]	131	131
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	165	166
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	686	690
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	146	146
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	743	732
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	696	694
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	112,839	94,290
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	696	694
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	373	372
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	328	327
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	201	200
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,322	1,100
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,212	1,837
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	39	36
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,698	1,534
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	726	656
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	749	695
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	123	115
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,582	4,263
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	298	274
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	737	685
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	34	32
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,003	3,594
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	1,935	1,802
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	75	69
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,209	2,111
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,161	1,044
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,656	4,927
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,285	3,840
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	18,737	17,443
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	17,399	15,623
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	10	9
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	440	396
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,186	1,029
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	785	685
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,282	2,049
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	18,522	17,168
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,275	11,919
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,529	3,168
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,659	5,081
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	26,156	23,485
	Fannie Mae Pool #CA5504 2.50% 4/1/2050[1]	11	9
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,219	4,335
	Fannie Mae Pool #CA6168 2.50% 6/1/2050[1]	552	451
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[1]	78	64
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	15,670	13,636
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,555	4,845
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,732	1,491
	Fannie Mae Pool #CA6727 2.50% 8/1/2050[1]	4,776	3,908
	Fannie Mae Pool #CA6918 2.50% 8/1/2050[1]	989	808
	Fannie Mae Pool #FP0058 2.50% 8/1/2050[1]	638	521
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,012	876

147	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	USD1,687	$1,324
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #CA7040 2.50% 9/1/2050[1]	17,676	14,420
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,747	2,281
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	935	777
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	435	355
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	326	280
	Fannie Mae Pool #CA7529 2.50% 10/1/2050[1]	935	764
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	265	220
	Fannie Mae Pool #FM4684 2.50% 10/1/2050[1]	199	163
	Fannie Mae Pool #FP0034 2.50% 10/1/2050[1]	186	152
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,551	1,329
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,317	5,246
	Fannie Mae Pool #FM5309 2.50% 11/1/2050[1]	1,170	955
	Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]	667	545
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[1]	26	22
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	15,915	13,875
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,080	848
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,065	916
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	6,773	5,291
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,137	4,045
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	21,885	17,999
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	1,596	1,304
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	995	813
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	67	58
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	404	320
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,267	4,375
	Fannie Mae Pool #CA9289 2.50% 2/1/2051[1]	3,610	2,949
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	7,591	6,192
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	1,782	1,453
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	995	811
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	29	23
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	5,087	4,150
	Fannie Mae Pool #FM6871 2.50% 4/1/2051[1]	4,774	3,894
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,106	3,368
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,557	2,104
	Fannie Mae Pool #FS0030 2.50% 4/1/2051[1]	175	143
	Fannie Mae Pool #FM6965 2.50% 4/1/2051[1]	119	97
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,176	2,722
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	391	336
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	17	14
	Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	1,973	1,620
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	1,863	1,519
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	603	492
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[1]	493	402
	Fannie Mae Pool #FM7409 2.50% 5/1/2051[1]	167	136
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[1]	34	27
	Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	29	24
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	530	420
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]	48	39
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	291	250
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	204	175
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	80	62
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,024	7,438
	Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]	4,836	3,950
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]	4,592	3,746
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	1,013	832
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	951	776
	Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]	594	485
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	459	380
	Fannie Mae Pool #CB1066 2.50% 7/1/2051[1]	225	185

American Funds Insurance Series	148

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	USD1,404	$1,214
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	3,216	2,624
	Fannie Mae Pool #FM8761 2.50% 9/1/2051[1]	1,991	1,625
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,101	907
	Fannie Mae Pool #CB1552 2.50% 9/1/2051[1]	512	421
	Fannie Mae Pool #FS4711 2.50% 9/1/2051[1]	450	367
	Fannie Mae Pool #BQ7428 2.50% 9/1/2051[1]	320	263
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[1]	309	252
	Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]	57	47
	Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]	388	316
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[1]	331	270
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,260	2,800
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,566	3,575
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	136	108
	Fannie Mae Pool #CB2092 2.50% 11/1/2051[1]	13,301	10,850
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[1]	1,526	1,245
	Fannie Mae Pool #CB2088 2.50% 11/1/2051[1]	97	80
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	969	836
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	838	655
	Fannie Mae Pool #FM9846 2.50% 12/1/2051[1]	10,704	8,747
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	1,980	1,617
	Fannie Mae Pool #BU3058 2.50% 12/1/2051[1]	1,016	829
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[1]	988	806
	Fannie Mae Pool #FS0145 2.50% 12/1/2051[1]	878	716
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[1]	640	523
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]	344	281
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	21	19
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,905	1,489
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[1]	53,261	43,448
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	23,295	19,003
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	4,607	3,764
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]	2,150	1,754
	Fannie Mae Pool #FS0235 2.50% 1/1/2052[1]	2,020	1,648
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	1,163	949
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	353	290
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[1]	83	67
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,022	880
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	15,599	12,177
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,571	2,009
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	840	656
	Fannie Mae Pool #FS1995 2.50% 2/1/2052[1]	2,993	2,441
	Fannie Mae Pool #BT1967 2.50% 2/1/2052[1]	1,801	1,481
	Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]	918	750
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[1]	750	612
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]	503	411
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[1]	454	370
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	322	263
	Fannie Mae Pool #CB3099 2.50% 2/1/2052[1]	259	213
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	34,214	29,616
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,633	1,278
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,293	1,008
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,109	868
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	886	693
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	1,849	1,519
	Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]	667	549
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[1]	371	303
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	37	30
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,714	1,338
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	772	602
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	32,998	26,918
	Fannie Mae Pool #FS6036 2.50% 4/1/2052[1]	2,047	1,670

149	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	USD1,669	$1,369
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	283	260
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	3,854	3,017
	Fannie Mae Pool #FS8650 2.50% 5/1/2052[1]	21,402	17,491
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	2,231	1,832
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[1]	998	816
	Fannie Mae Pool #FS5387 2.50% 5/1/2052[1]	737	601
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[1]	161	132
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	154	126
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	3,609	3,308
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,095	2,995
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,390	1,348
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	40,565	33,099
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	759	623
	Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	448	367
	Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	140	115
	Fannie Mae Pool #FS5294 2.50% 7/1/2052[1]	122	99
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,879	2,791
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	579	561
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[1]	469	385
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	267	252
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	59	56
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	9,037	8,790
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	9,353	7,291
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	52,626	49,623
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,541	2,403
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	2,615	2,533
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	2,953	2,923
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,671	2,644
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	230	236
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	909	857
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	134	129
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,193	5,140
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	40	40
	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	274	251
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	4,679	4,406
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	31,843	30,844
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	720	588
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,767	4,364
	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	622	602
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	7,895	7,802
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	411	376
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	155	150
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,160	4,127
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	448	445
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,007	1,013
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	901	912
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,483	4,104
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	685	645
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	16,338	15,781
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	94	91
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	980	972
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	19,451	19,686
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,866	4,455
	Fannie Mae Pool #CB6985 4.00% 5/1/2053[1]	437	400
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	10,958	10,599
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,011	2,917
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	2,878	2,783
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,209	6,142
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	886	876

American Funds Insurance Series	150

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	USD7,651	$7,703
	Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	2,946	2,775
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,064	6,990
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	6,686	6,607
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	313	310
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,098	4,124
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,523	2,554
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,907	1,930
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,248	4,884
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[1]	3,758	3,066
	Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	156	128
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	76	70
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	20,581	19,383
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	655	635
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,566	3,526
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	8,510	8,732
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	24,661	24,363
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,509	13,362
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,644	6,570
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	556	553
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	5,337	5,367
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	16,963	17,360
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,818	7,156
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,240	12,103
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	6,752	6,681
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	9,312	9,362
	Fannie Mae Pool #DA1557 6.00% 10/1/2053[1]	160	160
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	98,228	95,022
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	2,325	2,386
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[1]	3,789	3,931
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,008	1,983
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	877	902
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	5,843	5,997
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,469	1,504
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	3,089	2,910
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	2,730	2,696
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,857	1,834
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,488	7,578
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	5,635	5,666
	Fannie Mae Pool #CB8422 6.00% 2/1/2054[1]	1,957	1,968
	Fannie Mae Pool #DA7831 6.00% 2/1/2054[1]	1,881	1,891
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	23
	Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]	21,840	20,564
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	19,686	19,453
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,688	1,667
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,422	5,495
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,620	3,648
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	1,889	1,899
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	5,000	5,140
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,218	5,183
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	5,743	5,823
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	59,582	60,857
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[1]	7,097	7,365
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	618	611
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[1]	415	418
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	264	265
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	15,444	15,778
	Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]	437	411
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,945	1,930
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	19,738	20,009

151	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	USD4,730	$4,754
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,308	1,323
	Fannie Mae Pool #DB5030 6.00% 6/1/2054[1]	1,205	1,213
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	11,639	11,998
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	230	210
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	7,224	7,156
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	1,561	1,548
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	1,432	1,422
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	30,989	31,187
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	5,441	5,508
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	5,251	5,323
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	2,718	2,749
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	2,593	2,609
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	2,297	2,326
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	2,235	2,262
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,360	1,367
	Fannie Mae Pool #DB7685 6.00% 7/1/2054[1]	1,327	1,335
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	732	736
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	17,870	18,466
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	5,158	5,289
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	2,938	3,023
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	175	179
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	44,243	40,487
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	142	140
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	46,220	46,516
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	1,357	1,365
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	1,199	1,205
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	234	236
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	119	120
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	98	99
	Fannie Mae Pool #FS8934 6.50% 8/1/2054[1]	9,843	10,114
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	2,464	2,532
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	2,241	2,302
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	488	499
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	1,769	1,756
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	1,300	1,288
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	2,909	2,955
	Fannie Mae Pool #DC2270 6.00% 9/1/2054[1]	83	83
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[1]	20,087	19,399
	Fannie Mae Pool #MA5498 6.00% 10/1/2054[1]	967	972
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	7,115	6,696
	Fannie Mae Pool #MA5532 6.00% 11/1/2054[1]	3,787	3,806
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	19,449	17,798
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	266	251
	Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]	4,246	4,306
	Fannie Mae Pool #BU5233 6.00% 12/1/2054[1]	1,461	1,478
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[1]	574	588
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,149	8,933
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,501	6,629
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,162	13,595
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	18,824	15,719
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,079	1,017
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,906	4,267
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [3]	— [3]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	4	4
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15	15
	Fannie Mae, Series 2002-W1, Class 2A, 4.534% 2/25/2042[1,2]	16	16
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	59	57
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,134	1,108
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	41	41
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	32	30

American Funds Insurance Series	152

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	USD40	$40
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	30	30
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	56	56
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	198	199
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,896	1,585
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	135	131
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,674	4,742
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	143	139
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	9,895	8,268
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	323	325
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,219	1,846
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,193	1,820
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,708	3,902
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	16,495	14,403
	Freddie Mac Pool #RA6996 2.50% 3/1/2047[1]	58	48
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	93	81
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	838	775
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	512	477
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,220	3,674
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	10,982	9,893
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	806	748
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	250	225
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	978	908
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	572	514
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,640	1,472
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	8,950	8,035
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	24,454	21,242
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	4,885	4,057
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[1]	28	23
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	343	296
	Freddie Mac Pool #RA3515 2.50% 9/1/2050[1]	1,866	1,533
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,843	1,585
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	5,746	4,794
	Freddie Mac Pool #QB4847 2.50% 10/1/2050[1]	1,216	993
	Freddie Mac Pool #QB5799 2.50% 11/1/2050[1]	61	50
	Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	25	21
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	1,980	1,619
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	439	348
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	101	79
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	73,500	57,424
	Freddie Mac Pool #QB9901 2.50% 3/1/2051[1]	2,355	1,921
	Freddie Mac Pool #QC0416 2.50% 4/1/2051[1]	232	189
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[1]	164	134
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,297	1,026
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,146	983
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,480	2,050
	Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]	787	642
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[1]	2,021	1,648
	Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]	571	468
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,049	5,241
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	806	631
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	10,452	8,614
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[1]	7,856	6,406
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	1,918	1,564
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	908	741
	Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]	475	387
	Freddie Mac Pool #QC6761 2.50% 9/1/2051[1]	54	44
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,074	923
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	1,983	1,617
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]	888	724
	Freddie Mac Pool #RA6136 2.50% 10/1/2051[1]	396	323

153	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA5995 2.50% 10/1/2051[1]	USD95	$77
	Freddie Mac Pool #QC8778 2.50% 10/1/2051[1]	94	76
	Freddie Mac Pool #RA6017 2.50% 10/1/2051[1]	48	39
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,636	5,696
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,890	1,631
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,409	1,884
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,434	1,185
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]	907	740
	Freddie Mac Pool #SD0759 2.50% 11/1/2051[1]	154	126
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	24	19
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,242	1,067
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	836	654
	Freddie Mac Pool #RA6433 2.50% 12/1/2051[1]	2,746	2,240
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[1]	1,992	1,625
	Freddie Mac Pool #SD3729 2.50% 12/1/2051[1]	1,136	932
	Freddie Mac Pool #QD2923 2.50% 12/1/2051[1]	199	162
	Freddie Mac Pool #QD3226 2.50% 12/1/2051[1]	153	125
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	19	16
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	8,229	6,710
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	4,267	3,480
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,727	2,242
	Freddie Mac Pool #QD5254 2.50% 1/1/2052[1]	505	415
	Freddie Mac Pool #RA6634 2.50% 1/1/2052[1]	492	404
	Freddie Mac Pool #QD6127 2.50% 1/1/2052[1]	391	319
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[1]	377	308
	Freddie Mac Pool #QD5201 2.50% 1/1/2052[1]	218	178
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,120	3,554
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,711	1,335
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	853	666
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[1]	2,000	1,631
	Freddie Mac Pool #QD7187 2.50% 2/1/2052[1]	994	818
	Freddie Mac Pool #SI2095 2.50% 2/1/2052[1]	418	342
	Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]	239	195
	Freddie Mac Pool #QD7360 2.50% 2/1/2052[1]	174	143
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]	91	74
	Freddie Mac Pool #QD7312 2.50% 2/1/2052[1]	65	53
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	644	574
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,388	1,865
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,869	1,460
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	965	754
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	874	682
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	176	138
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	839	686
	Freddie Mac Pool #SD3226 2.50% 3/1/2052[1]	784	643
	Freddie Mac Pool #QE0888 2.50% 3/1/2052[1]	761	625
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[1]	325	265
	Freddie Mac Pool #QE0957 2.50% 3/1/2052[1]	71	58
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,305	1,018
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[1]	3,413	2,803
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	1,763	1,437
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	592	483
	Freddie Mac Pool #QE5290 2.50% 4/1/2052[1]	500	408
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]	231	189
	Freddie Mac Pool #QE0322 2.50% 4/1/2052[1]	128	105
	Freddie Mac Pool #SD1658 2.50% 4/1/2052[1]	124	102
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	1,740	1,421
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	397	324
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	74,260	63,191
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	3,757	3,198
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	217	224
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	38,614	31,485

American Funds Insurance Series	154

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD3416 2.50% 7/1/2052[1]	USD905	$738
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	489	400
	Freddie Mac Pool #SD2600 2.50% 7/1/2052[1]	194	158
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	4,461	3,800
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,065	2,001
	Freddie Mac Pool #SD1408 2.50% 8/1/2052[1]	199	164
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	586	504
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	73	68
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	2,882	2,353
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,161	3,542
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	336	317
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	288	272
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	83	79
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	49	47
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,124	6,090
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	17,161	16,002
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	5,910	5,508
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	22,885	21,565
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,517	3,409
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,489	3,379
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,127	2,104
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	61	63
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	43	44
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,068	908
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,034	947
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	642	588
	Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	11,942	11,244
	Freddie Mac Pool #RA8309 6.00% 12/1/2052[1]	1,269	1,284
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	202	195
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,294	3,334
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	15,594	14,706
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	2,313	2,240
	Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	44,091	43,655
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	24,427	24,173
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,696	4,644
	Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	13,961	14,054
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,719	2,488
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,760	1,611
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	79	73
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	2,993	2,740
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	201	190
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,749	4,600
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	652	631
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	566	548
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,316	4,271
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	195	179
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	34	32
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	13,436	12,989
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	8,511	8,415
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	3,992	3,968
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,500	2,473
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	14,712	14,917
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	583	534
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	13,066	12,641
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	20,348	20,112
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	6,702	6,795
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,049	3,070
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	715	736
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	629	645
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	591	611

155	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	USD577	$596
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	417	431
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	313	323
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	224	229
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	163	171
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,204	4,768
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	546	500
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	66	61
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	265	256
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	20,184	19,958
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,703	7,620
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	588	582
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	8,682	8,794
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,150	3,190
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	485	444
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	400	366
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	7,722	7,464
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,410	2,383
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,188	2,165
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,166	2,141
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,645	1,628
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	4,725	4,757
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	22,787	22,922
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,138	15,220
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	13,983	14,064
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	11,504	11,581
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	6,661	6,700
	Freddie Mac Pool #SD3916 6.00% 9/1/2053[1]	1,478	1,494
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	1,125	1,140
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1,4]	213,777	218,743
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	829	802
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	18,779	18,883
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,111	4,198
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	624	603
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	18,858	18,649
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	2,332	2,345
	Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	13,817	14,153
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	1,869	1,920
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	5,523	5,558
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	3,055	3,092
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	20,825	21,611
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	5,108	5,136
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	710	727
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	41,810	43,391
	Freddie Mac Pool #SD5910 4.00% 2/1/2054[1]	189	173
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	802	792
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	12,043	12,107
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,838	4,863
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	3,919	3,944
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	230	231
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,293	5,449
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	430	425
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,611	2,593
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,954	1,931
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,089	9,199
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	5,531	5,593
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,240	4,286
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,153	2,179
	Freddie Mac Pool #SD8421 6.00% 4/1/2054[1]	178	179
	Freddie Mac Pool #SD5316 6.00% 4/1/2054[1]	25	25
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,699	6,887

American Funds Insurance Series	156

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QI5786 4.00% 5/1/2054[1]	USD732	$670
	Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	2,043	1,973
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,437	39,160
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,832	4,799
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	17,403	17,496
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	6,946	7,155
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	4,359	3,989
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,813	2,786
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,007	999
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	26,375	26,678
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	21,224	21,338
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	6,203	6,394
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	1,213	1,238
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[1]	1,997	1,827
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	2,316	2,298
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,855	1,833
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	25,054	25,214
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	13,744	13,973
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	8,211	8,306
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	3,270	3,296
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	2,785	2,817
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	2,345	2,371
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	253	256
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	2,639	2,708
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	2,090	2,023
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	1,510	1,465
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	1,363	1,318
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	3	3
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	12,327	12,391
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	5,411	5,444
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	3,099	3,149
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,646	2,667
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	2,124	2,155
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	2,034	2,056
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	145	147
	Freddie Mac Pool #QJ1440 6.00% 8/1/2054[1]	77	78
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	26,093	26,657
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	13,792	14,251
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	12,640	13,060
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	5,167	5,316
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	3,464	3,564
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	2,025	2,078
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	1,936	1,995
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	1,248	1,277
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	10,950	11,024
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	4,658	4,697
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	497	502
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	278	283
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	257	260
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	234	237
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	159	160
	Freddie Mac Pool #QJ3982 6.00% 9/1/2054[1]	48	49
	Freddie Mac Pool #QJ3945 6.00% 9/1/2054[1]	33	33
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	13,876	14,175
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	11,182	11,554
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	4,463	4,592
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	2,996	3,080
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	2,742	2,821
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	2,368	2,427
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	1,050	1,077
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	412	418

157	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QJ5971 6.00% 10/1/2054[1]	USD178	$180
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	46	46
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	5,948	6,088
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	235	240
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	26,601	25,032
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	5,030	4,733
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	7,541	7,283
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]	246	238
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	11,723	11,586
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	3,425	3,444
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	8,915	8,156
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	7,133	6,889
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	6	6
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	12,449	12,292
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]	2,836	2,809
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]	14	14
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	13	13
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	40	41
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	102	105
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,356
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	89	76
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	84	71
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,182	5,898
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,487	1,403
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,301	7,850
	Government National Mortgage Assn. 2.00% 1/1/2055[1,5]	6,176	4,941
	Government National Mortgage Assn. 3.00% 1/1/2055[1,5]	225	195
	Government National Mortgage Assn. 5.00% 1/1/2055[1,5]	135	131
	Government National Mortgage Assn. 5.50% 1/1/2055[1,5]	55,604	55,153
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	9,807	9,140
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	27	26
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,065	3,889
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,070	8,176
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,010	1,613
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,489	2,798
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,030	6,596
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	2,977	2,438
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	2,918	2,397
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,627	3,798
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,234	3,540
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,517	2,895
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	183	159
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	4,917	4,400
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,116	4,446
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	4,201	3,759
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	22,501	20,133
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	7,996	7,377
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	5,635	5,196
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,572	3,382
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,497	11,828
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,266	3,175
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,015	7,586
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,117	12,414
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,785	1,646
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	21,348	20,195
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,487	1,086
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,5]	5,845	5,162
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]	5,188	4,712

American Funds Insurance Series	158

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	USD5,873	$4,571
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,5]	37,981	30,939
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]	3,720	3,160
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]	106,963	94,617
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,5]	540	508
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,5]	1	1
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	16,469	16,548
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]	664	624
			3,744,665

Collateralized mortgage-backed obligations (privately originated) 3.30%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]	1,986	1,736
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]	79	75
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	4,568	4,326
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,6,7]	15,371	14,689
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]	651	603
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]	300	293
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	2,097	1,896
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]	249	247
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,6]	2,985	2,944
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,6]	14,793	14,359
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]	5,549	5,161
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]	147	135
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]	1,178	1,035
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.319% 5/25/2042[1,2,6]	208	214
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,6]	515	530
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[1,2,6]	2,627	2,688
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,2,6]	1,654	1,671
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,2,6]	881	885
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,6]	4,253	4,259
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[1,2,6]	507	513
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,6]	456	456
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 2/25/2044[1,2,6]	1,053	1,064
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,6]	3,645	3,647
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 9/25/2044[1,2,6]	1,684	1,687
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,6]	1,584	1,594
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]	801	781
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]	1,789	1,997
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	2,282	2,526
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]	1,758	1,405
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]	1,945	1,555
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,2,6]	860	871
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,2,6]	42	42

159	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,6]	USD161	$166
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,2,6]	288	291
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,2,6]	1,519	1,606
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,6]	4,207	4,216
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,2,6]	15,104	15,163
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[1,2,6]	6,373	6,376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,2,6]	1,648	1,656
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,2,6]	1,648	1,664
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]	5,397	5,429
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]	1,888	1,686
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]	2,140	2,073
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]	4,930	4,679
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,6,7]	17,536	17,600
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,2,6]	719	717
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,530	2,517
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]	664	664
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,6,7]	2,042	2,038
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]	2,241	2,012
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,6,7]	27,122	26,836
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,6]	2,666	2,624
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]	7,751	7,796
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,6]	2,031	1,984
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]	3,919	3,942
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]	8,588	8,662
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]	7,933	8,003
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]	20,206	20,394
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,6,7]	6,187	6,126
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,6,7]	22,779	22,867
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]	1,380	1,195
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]	1,098	1,052
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]	11,500	10,716
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]	2,272	2,111
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]	1,044	961
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	7,109	6,496
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]	328	327
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,2,6]	6,378	6,409

American Funds Insurance Series	160

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	USD8,077	$7,251
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,6]	3,744	3,689
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	1,395	1,395
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]	5,024	4,818
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]	8,581	8,477
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]	1,798	1,783
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,6]	7,497	7,281
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]	19,293	19,471
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]	7,698	7,762
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,6,7]	16,198	16,272
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,2,6]	4,852	4,830
			367,967

Commercial mortgage-backed securities 2.77%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	389	374
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,6]	1,251	1,261
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	737
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	95
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]	684	729
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	530
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	3,537	3,626
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	197
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	123	118
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,382
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	914
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	257
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,435
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	758
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,479
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	2,174	2,237
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,2]	2,774	2,870
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,2,6]	3,822	3,841
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,2,6]	8,476	8,516
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,6]	2,183	2,188
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,2,6]	14,727	14,705
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[1,2,6]	570	568
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,2,6]	5,292	5,280
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,2,6]	995	993
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,2,6]	996	994
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.259% 11/15/2036[1,2,6]	10,670	10,628
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,2,6]	4,194	4,202
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,2,6]	3,304	3,301
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[1,2,6]	382	382

161	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[1,2,6]	USD259	$258
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,2,6]	654	654
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[1,2,6]	8,640	8,636
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.762% 11/15/2038[1,2,6]	294	293
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,2,6]	87	86
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.362% 11/15/2038[1,2,6]	131	131
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,6]	8,600	8,580
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,6]	8,241	8,310
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,6]	26,909	26,616
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,6]	1,514	1,522
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,6]	5,461	5,497
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]	19,044	19,370
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	598
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	283	283
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]	8,924	9,052
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	966	991
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]	1,121	1,154
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]	862	890
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	194
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]	26,878	27,155
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]	24,421	24,673
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,2,6]	2,537	2,540
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,2,6]	579	580
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[1,2,6]	789	791
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,2,6]	604	607
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,474
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[1,2,6]	1,508	1,513
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]	1,212	1,253
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,2,6]	10,443	10,381
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	380
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	95
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,333
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,6]	1,478	1,487
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	616
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	228
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	6,854	6,323
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,983
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,2,6]	13,405	13,407

American Funds Insurance Series	162

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[1,2,6]	USD47	$47
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	408
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	238
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	709
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,6]	3,848	3,852
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	4,065	3,419
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.088% 7/15/2036[1,2,6]	9,351	9,342
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.437% 7/15/2036[1,2,6]	1,000	999
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,2,6]	8,362	8,358
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.591% 11/15/2038[1,2,6]	252	251
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.841% 11/15/2038[1,2,6]	135	135
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,309	2,290
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,496
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	929
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	5,667	5,844
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	200
			309,048
	Total mortgage-backed obligations		4,421,680
Corporate bonds, notes & loans 28.99%
Financials 9.95%
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,810
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,750
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,857
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,119
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]	1,597	1,670
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	1,995	2,000
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,316
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[7]	EUR437	483
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	2,840	3,282
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	4,065	4,464
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD604	612
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	359	384
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	4,565	4,487
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,717
	Aon Corp. 5.35% 2/28/2033	1,083	1,079
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,025
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,010
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,547
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,135
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,449	1,443
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,721	1,679
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,335	1,283

163	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Banco Santander, SA 5.147% 8/18/2025	USD4,000	$4,005
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	1,400	1,324
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	4,295	4,096
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	2,635	2,607
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	3,202	2,907
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	339	347
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[7]	1,150	1,103
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[7]	3,691	3,337
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]	4,902	4,320
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	257	216
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,927	17,491
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	36,155	30,156
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]	4,850	4,891
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	1,858	1,861
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[7]	5,690	5,677
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	2,378	2,355
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,385
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,897
	Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[7]	USD2,585	2,570
	Block, Inc. 2.75% 6/1/2026	1,975	1,905
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]	13,134	12,487
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]	3,594	3,220
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,7]	4,117	4,132
	BPCE SA 1.625% 1/14/2025[6]	2,980	2,977
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]	4,729	4,606
	BPCE SA 0.895% 12/14/2026	JPY100,000	632
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD2,150	2,167
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]	5,000	5,204
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]	1,285	1,292
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]	6,195	6,115
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	4,503	4,465
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]	10,948	11,059
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	1,900	2,022
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	3,953	3,992
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,679
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	2,430	2,429
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	515	519
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	4,352	4,413
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	1,204	1,251
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	2,920	2,968
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	2,445	2,496
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	446
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,990
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,348
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,721
	Citibank, NA 5.803% 9/29/2028	4,100	4,229
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,796
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	10,629	10,624
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[7]	2,714	2,638
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	42	36
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	990	851

American Funds Insurance Series	164

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	USD3,090	$2,775
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	140	143
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	15,346	15,577
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	4,518	4,766
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,805
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,376
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,609
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	301
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]	4,450	4,386
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]	2,450	2,353
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]	2,990	2,829
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	2,975	2,933
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,265
	Deutsche Bank AG 4.10% 1/13/2026	857	851
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	27,047	26,362
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	17,595	16,739
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	7,343	7,626
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	6,271	6,564
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[7]	6,685	6,537
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	6,750	6,063
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	3,235	2,825
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[7]	3,200	3,034
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]	1,200	1,146
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR1,845	1,881
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	4,230	4,324
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	3,855	4,423
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	12,035	13,538
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	390	430
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD205	213
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[7]	1,968	1,942
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	11,396	11,527
	Five Corners Funding Trust III 5.791% 2/15/2033[6]	942	968
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]	3,030	2,910
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	13,275	12,557
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	12,997	12,337
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	3,703	3,532
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	5,534	5,382
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	28,930	29,536
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[7]	13,759	13,682
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[7]	2,441	2,391
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	10,662	9,192
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	9,975	10,168
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[7]	8,545	8,390
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/ 2034)[7]	1,749	1,675
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,160	2,197
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	14,232	12,789
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	9,437	7,964
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	2,000	2,015
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	1,680	1,713
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,104
	Intesa Sanpaolo SpA 5.71% 1/15/2026[6]	15,400	15,411
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	6,250	6,041
	Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	1,986	1,902

165	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	USD5,100	$5,453
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	705	650
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	3,272	3,264
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	323	310
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	1,400	1,433
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	20,000	20,077
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	2,678	2,724
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[7]	8,670	8,699
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[7]	6,340	6,285
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	11,980	11,662
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	7,185	7,180
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	6,480	6,610
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[7]	9,355	9,317
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[7]	6,549	6,426
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	641	532
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	5,313	4,483
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]	1,874	1,873
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	2,100	2,149
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[7]	17,099	16,925
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	2,415	2,313
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	1,375	1,399
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	2,675	2,668
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]	1,625	1,649
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]	200	202
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	1,979	1,972
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	6,528	7,000
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[7]	6,357	6,519
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,232
	Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	243
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,975
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]	1,405	1,536
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,462
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,293
	Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	2,050	2,050
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	619	612
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]	6,200	5,899
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]	2,225	2,106
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	1,430	1,451
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	763	758
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]	1,367	1,302
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]	1,701	1,741
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	2,020	2,041
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	13,336	12,678

American Funds Insurance Series	166

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	USD21,869	$21,937
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	2,985	2,990
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	21,784	22,182
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	3,031	2,474
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	11,313	11,239
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	19,472	19,852
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[7]	3,069	3,020
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,835
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[7]	1,704	1,668
	MSCI, Inc. 3.25% 8/15/2033[6]	695	588
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	3,555	3,591
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	2,170	2,197
	Navient Corp. 6.75% 6/25/2025	425	426
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	2,090	2,092
	OneMain Finance Corp. 7.125% 3/15/2026	250	255
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR565	641
	Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[7]	165	177
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	1,345	1,557
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD4,594	4,675
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	12,265	13,393
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	635	643
	Royal Bank of Canada 4.90% 1/12/2028	360	360
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,363
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,531
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	5,100	5,242
	Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[7]	3,706	3,664
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]	546	547
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	1,640	1,531
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	2,579	2,564
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,454
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,046
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,073
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	384
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	1,400	1,427
	Swedbank AB 6.136% 9/12/2026[6]	2,100	2,146
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[7]	4,608	4,654
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]	1,370	1,393
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]	2,605	2,592
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	2,396	2,563
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	1,741	1,757
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[7]	4,707	4,654
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,586	1,615
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	2,440	2,460
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	2,115	2,094
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	7,300	7,362
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	2,839	2,719
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	1,712	1,746
	UBS AG 7.50% 2/15/2028	2,445	2,619
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]	7,609	7,520
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]	11,200	10,767
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]	6,623	6,269

167	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	USD17,490	$17,608
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]	14,459	14,693
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	9,636	9,109
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	1,392	1,149
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]	20,425	17,774
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]	4,038	3,373
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]	5,000	6,041
	UniCredit SpA 4.625% 4/12/2027[6]	1,395	1,377
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	442
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	3,524	3,514
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	6,615	6,418
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	11,151	11,336
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	1,003	945
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	8,357	8,329
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	2,545	2,585
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	10,406	10,295
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	4,062	4,319
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[7]	2,967	2,888
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	5,719	4,780
	Willis North America, Inc. 4.65% 6/15/2027	930	928
			1,111,051

Health care 4.16%
	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,286
	AbbVie, Inc. 5.35% 3/15/2044	800	780
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,194
	AbbVie, Inc. 5.50% 3/15/2064	550	526
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,366
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,155
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,538
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,881
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,888
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,648
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,886
	Amgen, Inc. 4.40% 2/22/2062	196	152
	Astrazeneca Finance, LLC 5.00% 2/26/2034	6,925	6,852
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,259
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,988
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,639
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,017
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	22,667
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,224
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,601
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,845
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,465
	Centene Corp. 4.25% 12/15/2027	14,860	14,406
	Centene Corp. 2.45% 7/15/2028	12,410	11,178
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	14,010
	Centene Corp. 2.50% 3/1/2031	9,750	8,071
	Centene Corp. 2.625% 8/1/2031	4,400	3,626
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,086
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,675

American Funds Insurance Series	168

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	CVS Health Corp. 5.125% 2/21/2030	USD1,720	$1,684
	CVS Health Corp. 5.25% 1/30/2031	960	938
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,681
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,035
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,578
	CVS Health Corp. 5.625% 2/21/2053	40	36
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,496
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,873
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,227
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,533
	Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,285
	Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,403
	Elevance Health, Inc. 4.55% 5/15/2052	271	219
	Elevance Health, Inc. 5.125% 2/15/2053	784	698
	Elevance Health, Inc. 5.70% 2/15/2055	995	960
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,354
	HCA, Inc. 5.20% 6/1/2028	4,165	4,177
	HCA, Inc. 2.375% 7/15/2031	2,233	1,854
	HCA, Inc. 3.625% 3/15/2032	2,400	2,116
	HCA, Inc. 4.625% 3/15/2052	226	177
	Humana, Inc. 5.375% 4/15/2031	5,530	5,486
	Humana, Inc. 5.75% 4/15/2054	954	885
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,010
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,202
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	739
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,422
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,900
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,363
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,720
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,268
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	7,545	6,792
	Roche Holdings, Inc. 4.592% 9/9/2034[6]	765	734
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	645	384
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	299
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,030
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,412
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,870	3,783
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,775	2,994
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	33,611
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,389
	UnitedHealth Group, Inc. 4.80% 1/15/2030	395	393
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	402
	UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,889
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,559
	UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	15,752
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	939
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	771
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	378
	UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,172
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
	Viatris, Inc. 4.00% 6/22/2050	1,847	1,259
			464,523

Utilities 3.92%
	AEP Texas, Inc. 3.45% 5/15/2051	1,380	921
	Alabama Power Co. 3.00% 3/15/2052	3,219	2,068
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	996	735
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	436
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,119
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	847

169	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD660	$645
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	2,400	2,288
	Comision Federal de Electricidad 4.688% 5/15/2029[6]	3,655	3,435
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,484
	Consumers Energy Co. 4.625% 5/15/2033	3,300	3,186
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,922
	DTE Energy Co. 3.00% 3/1/2032	259	228
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	386
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,040
	Duke Energy Florida, LLC 3.00% 12/15/2051	293	183
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	585
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,615
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,471
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
	Edison International 4.95% 4/15/2025	175	175
	Edison International 4.125% 3/15/2028	6,768	6,567
	Edison International 5.25% 11/15/2028	50	50
	Edison International 6.95% 11/15/2029	1,525	1,629
	Electricité de France SA 5.65% 4/22/2029[6]	1,420	1,452
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR2,800	2,750
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD1,575	1,780
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,730
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	1,310	1,277
	Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,495
	Eversource Energy 5.00% 1/1/2027	3,415	3,424
	Eversource Energy 5.50% 1/1/2034	2,700	2,681
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,361
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	9,003
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,849
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	12,178	11,868
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,526
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,639
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,387
	Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,851
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,197
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,046
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,808
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,177
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	525	447
	Monongahela Power Co. 3.55% 5/15/2027[6]	1,700	1,650
	NiSource, Inc. 5.40% 6/30/2033	650	651
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,075
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,614
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,311
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	933
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,643
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,383
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,177
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,791
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,332
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,480
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	539
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	13,005
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,187
	Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,745
	Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,803

American Funds Insurance Series	170

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.50% 8/1/2050	USD15,807	$10,842
	Pacific Gas and Electric Co. 5.90% 10/1/2054	2,250	2,222
	PacifiCorp 5.30% 2/15/2031	1,915	1,933
	PacifiCorp 5.45% 2/15/2034	8,920	8,868
	PacifiCorp 3.30% 3/15/2051	325	211
	PacifiCorp 2.90% 6/15/2052	586	349
	PacifiCorp 5.35% 12/1/2053	3,678	3,385
	PacifiCorp 5.50% 5/15/2054	8,738	8,176
	PacifiCorp 5.80% 1/15/2055	7,735	7,525
	PECO Energy Co. 5.25% 9/15/2054	1,775	1,681
	Public Service Company of Colorado 5.35% 5/15/2034	2,323	2,327
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,471
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,638
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	298
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,180
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,049
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,968
	Southern California Edison Co. 2.85% 8/1/2029	7,752	7,080
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,326
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,406
	Southern California Edison Co. 5.20% 6/1/2034	5,196	5,145
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,655
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,438
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,057
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,788
	Southern California Edison Co. 2.95% 2/1/2051	151	95
	Southern California Edison Co. 3.65% 6/1/2051	354	252
	Southern California Edison Co. 3.45% 2/1/2052	515	349
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,418
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,316
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,151
	WEC Energy Group, Inc. 5.60% 9/12/2026	167	169
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	428
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	773
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,610
	Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,619
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,381
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,216
			438,142

Consumer discretionary 3.06%
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	335	317
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,517
	Amazon.com, Inc. 3.45% 4/13/2029	600	576
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
	Amazon.com, Inc. 4.10% 4/13/2062	470	368
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	255	240
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	758
	BMW US Capital, LLC 3.45% 4/1/2027[6]	1,075	1,046
	BMW US Capital, LLC 3.70% 4/1/2032[6]	1,350	1,226
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	794	796
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	3,567	3,471
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	1,320	1,328
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	832	843
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,230	2,937
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	8,174	6,878
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	246	245

171	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Co. 3.25% 2/12/2032	USD620	$516
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,869
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	870
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	773
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	192
	Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,685
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,368
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,175
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,561
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	481
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,192
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,824
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,907
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,098
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	954
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,746
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,607
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,302
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,302
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,954
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,052
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	718
	General Motors Co. 6.125% 10/1/2025	13,888	14,000
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,338
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,401
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,264
	General Motors Financial Co., Inc. 4.90% 10/6/2029	4,835	4,765
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	528	563
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,824
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,854
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,559
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,688
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,638
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,142
	Hyundai Capital America 2.65% 2/10/2025[6]	11,383	11,355
	Hyundai Capital America 1.80% 10/15/2025[6]	13,274	12,947
	Hyundai Capital America 6.25% 11/3/2025[6]	825	833
	Hyundai Capital America 1.30% 1/8/2026[6]	6,000	5,791
	Hyundai Capital America 5.50% 3/30/2026[6]	705	710
	Hyundai Capital America 1.50% 6/15/2026[6]	7,475	7,121
	Hyundai Capital America 1.65% 9/17/2026[6]	7,275	6,889
	Hyundai Capital America 3.00% 2/10/2027[6]	9,000	8,650
	Hyundai Capital America 5.275% 6/24/2027[6]	1,650	1,664
	Hyundai Capital America 2.375% 10/15/2027[6]	7,543	7,040
	Hyundai Capital America 5.60% 3/30/2028[6]	1,385	1,403
	Hyundai Capital America 5.30% 6/24/2029[6]	1,523	1,528
	Hyundai Capital America 5.40% 6/24/2031[6]	3,365	3,366
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	3,695	3,547
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,507
	Marriott International, Inc. 4.90% 4/15/2029	653	652
	Marriott International, Inc. 5.35% 3/15/2035	1,365	1,346
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,200
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,171
	McDonald’s Corp. 3.60% 7/1/2030	1,014	951
	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,816
	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,970
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,120
	McDonald’s Corp. 5.15% 9/9/2052	509	466

American Funds Insurance Series	172

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[6]	USD267	$251
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,208
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	825	837
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	4,342	3,566
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,593
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,600
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	711
	Travel + Leisure Co. 6.625% 7/31/2026[6]	675	683
	Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[6]	1,635	1,596
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	5,190	5,375
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]	410	393
			341,996

Energy 2.08%
	Antero Resources Corp. 5.375% 3/1/2030[6]	280	271
	Apache Corp. 4.625% 11/15/2025	645	642
	Apache Corp. 4.25% 1/15/2030	2,465	2,319
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,083
	BP Capital Markets America, Inc. 4.893% 9/11/2033	1,203	1,164
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	743
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,764
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,429
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,476
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	272
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Chevron Corp. 2.954% 5/16/2026	3,365	3,301
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	1,400	1,461
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	268	276
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,661
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	416
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,176
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	847
	Ecopetrol SA 8.875% 1/13/2033	15,325	15,628
	Energy Transfer, LP 5.25% 7/1/2029	979	984
	Energy Transfer, LP 6.40% 12/1/2030	479	506
	Eni SpA 5.50% 5/15/2034[6]	359	355
	Eni SpA 5.95% 5/15/2054[6]	222	213
	Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,418
	Equinor ASA 3.625% 9/10/2028	4,928	4,772
	Equinor ASA 3.125% 4/6/2030	20,000	18,434
	Equinor ASA 3.25% 11/18/2049	5,687	3,890
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,555
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	11,320	11,187
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	4,965
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,411
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]	6	6
	Oleoducto Central SA 4.00% 7/14/2027[6]	1,715	1,623
	Oleoducto Central SA 4.00% 7/14/2027	350	331
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,988
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,118
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,522
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,047
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,015
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,237
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,222
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,207
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,957
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,718
	Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	6,770	6,343

173	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$340
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[6]	809	807
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]	611	592
	Southwestern Energy Co. 5.70% 1/23/2025	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	844
	TotalEnergies Capital SA 5.275% 9/10/2054	1,395	1,291
			232,112

Industrials 1.80%
	ADT Security Corp. 4.125% 8/1/2029[6]	510	469
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,6,8,10]	8,700	8,635
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]	730	547
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	565	410
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,960
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,122
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,609
	BAE Systems PLC 5.00% 3/26/2027[6]	1,200	1,206
	BAE Systems PLC 5.125% 3/26/2029[6]	3,482	3,491
	BAE Systems PLC 5.25% 3/26/2031[6]	2,156	2,163
	BAE Systems PLC 5.30% 3/26/2034[6]	570	569
	Boeing Co. (The) 2.75% 2/1/2026	11,211	10,943
	Boeing Co. (The) 2.196% 2/4/2026	9,781	9,491
	Boeing Co. (The) 2.70% 2/1/2027	6,473	6,175
	Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
	Boeing Co. (The) 6.259% 5/1/2027	4,214	4,315
	Boeing Co. (The) 3.25% 2/1/2028	11,810	11,125
	Boeing Co. (The) 3.25% 3/1/2028	1,925	1,811
	Boeing Co. (The) 6.298% 5/1/2029	1,507	1,563
	Boeing Co. (The) 5.15% 5/1/2030	25,342	25,006
	Boeing Co. (The) 3.625% 2/1/2031	751	682
	Boeing Co. (The) 6.388% 5/1/2031	5,632	5,891
	Boeing Co. (The) 6.528% 5/1/2034	1,381	1,447
	Canadian National Railway Co. 5.85% 11/1/2033	465	489
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,010
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,487
	Carrier Global Corp. 2.722% 2/15/2030	292	261
	Carrier Global Corp. 2.70% 2/15/2031	292	254
	Carrier Global Corp. 5.90% 3/15/2034	1,114	1,154
	Carrier Global Corp. 3.577% 4/5/2050	47	34
	Carrier Global Corp. 6.20% 3/15/2054	409	433
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	1,260	1,253
	CSX Corp. 4.10% 11/15/2032	1,886	1,766
	CSX Corp. 5.20% 11/15/2033	1,333	1,336
	CSX Corp. 4.50% 11/15/2052	4,470	3,777
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	978	932
	General Dynamics Corp. 3.75% 5/15/2028	479	465
	General Dynamics Corp. 3.625% 4/1/2030	387	366
	Honeywell International, Inc. 4.875% 9/1/2029	270	272
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 4.75% 2/1/2032	900	886
	Honeywell International, Inc. 5.00% 3/1/2035	400	392
	Honeywell International, Inc. 5.25% 3/1/2054	400	375
	Honeywell International, Inc. 5.35% 3/1/2064	400	376
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,125
	Lockheed Martin Corp. 4.80% 8/15/2034	886	860
	Lockheed Martin Corp. 5.20% 2/15/2064	600	557
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	2,690	2,619
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,754
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,389

American Funds Insurance Series	174

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Northrop Grumman Corp. 4.70% 3/15/2033	USD2,909	$2,821
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,005
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,325
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	560
	RTX Corp. 3.125% 5/4/2027	4,551	4,394
	RTX Corp. 4.125% 11/16/2028	4,974	4,844
	RTX Corp. 5.75% 1/15/2029	410	423
	RTX Corp. 6.00% 3/15/2031	550	577
	RTX Corp. 2.375% 3/15/2032	451	375
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	403
	RTX Corp. 3.03% 3/15/2052	1,190	753
	RTX Corp. 6.40% 3/15/2054	1,006	1,095
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	2,550	2,154
	Triton Container International, Ltd. 3.15% 6/15/2031[6]	2,482	2,112
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,111
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,956
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,985
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,550
	Union Pacific Corp. 2.95% 3/10/2052	1,405	888
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,492
	Veralto Corp. 5.50% 9/18/2026	350	354
	Veralto Corp. 5.35% 9/18/2028	2,450	2,482
	Veralto Corp. 5.45% 9/18/2033	1,680	1,687
	Waste Management, Inc. 1.50% 3/15/2031	419	341
	Waste Management, Inc. 4.15% 4/15/2032	688	650
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,778
			200,653

Communication services 1.40%
	AT&T, Inc. 1.70% 3/25/2026	17,807	17,176
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,275
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,443
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,273
	AT&T, Inc. 5.40% 2/15/2034	629	632
	CCO Holdings, LLC 5.125% 5/1/2027[6]	4,800	4,721
	CCO Holdings, LLC 4.75% 2/1/2032[6]	1,265	1,112
	CCO Holdings, LLC 4.25% 1/15/2034[6]	3,875	3,148
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,387
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,110
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	976
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,280
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	676
	Comcast Corp. 3.15% 2/15/2028	7,200	6,862
	Comcast Corp. 4.55% 1/15/2029	1,610	1,594
	Comcast Corp. 4.80% 5/15/2033	1,841	1,789
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.65% 6/1/2054	3,313	3,205
	Comcast Corp. 5.50% 5/15/2064	250	233
	Netflix, Inc. 5.375% 11/15/2029[6]	423	431
	Netflix, Inc. 4.90% 8/15/2034	645	632
	Netflix, Inc. 5.40% 8/15/2054	127	124
	News Corp. 5.125% 2/15/2032[6]	1,300	1,228
	SBA Tower Trust 1.631% 11/15/2026[6]	6,741	6,322
	Sirius XM Radio, LLC 4.00% 7/15/2028[6]	675	623
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,261
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,307
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,886
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	706

175	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 4.80% 7/15/2028	USD175	$174
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,710
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,237
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,928
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	815
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	749
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,499
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	933
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	383
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,539
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,302
	Verizon Communications, Inc. 4.78% 2/15/2035[6]	1,552	1,478
	Verizon Communications, Inc. 3.55% 3/22/2051	625	442
	Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,960
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,369
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,046
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,085
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	99
	ZipRecruiter, Inc. 5.00% 1/15/2030[6]	490	442
			155,961

Consumer staples 1.07%
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,565
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,637
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,644
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,973
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,162
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,325
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,576
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,933
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,434
	BAT Capital Corp. 5.65% 3/16/2052	120	110
	BAT International Finance PLC 3.95% 6/15/2025[6]	16,879	16,808
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,918
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,879
	Campbell’s Co. (The) 5.20% 3/21/2029	726	733
	Campbell’s Co. (The) 5.40% 3/21/2034	534	532
	Coca-Cola Co. 4.65% 8/14/2034	1,460	1,421
	Coca-Cola Co. 5.20% 1/14/2055	869	826
	Coca-Cola Co. 5.40% 5/13/2064	970	935
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,292
	Constellation Brands, Inc. 4.35% 5/9/2027	890	882
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,238
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,904
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,333
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,758
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	562
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,851
	JBS USA Holding Lux SARL 3.00% 2/2/2029	523	477
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,516
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
	Philip Morris International, Inc. 5.125% 2/15/2030	982	987
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,676
	Philip Morris International, Inc. 4.75% 11/1/2031	830	812
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,648

American Funds Insurance Series	176

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Reynolds American, Inc. 4.45% 6/12/2025	USD14,570	$14,533
	Walmart, Inc. 4.10% 4/15/2033	1,206	1,149
	Walmart, Inc. 4.50% 4/15/2053	1,416	1,233
			119,817

Real estate 0.86%
	American Tower Corp. 3.65% 3/15/2027	1,375	1,343
	Boston Properties, LP 2.90% 3/15/2030	4,630	4,098
	Boston Properties, LP 3.25% 1/30/2031	463	407
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,356
	Boston Properties, LP 2.45% 10/1/2033	1,335	1,030
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,375
	Boston Properties, LP 5.75% 1/15/2035	11,874	11,649
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,003
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,324
	COPT Defense Properties, LP 2.90% 12/1/2033	564	453
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	395	341
	Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,872
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,425
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,668
	Equinix, Inc. 3.20% 11/18/2029	887	816
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,064
	FibraSOMA 4.375% 7/22/2031[6]	1,475	1,239
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,755	1,707
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,755	2,548
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,135	2,825
	Iron Mountain, Inc. 5.25% 3/15/2028[6]	3,020	2,956
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	675	645
	Iron Mountain, Inc. 6.25% 1/15/2033[6]	4,395	4,380
	Kilroy Realty, LP 6.25% 1/15/2036	552	548
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	4,683	4,819
	Prologis, LP 4.875% 6/15/2028	1,040	1,043
	Prologis, LP 4.75% 6/15/2033	1,409	1,365
	Prologis, LP 5.125% 1/15/2034	6,175	6,088
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	109
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,495
	Scentre Group Trust 1 3.50% 2/12/2025[6]	4,015	4,006
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/2031[6]	3,040	3,177
	VICI Properties, LP 4.375% 5/15/2025	670	669
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,791
			96,420

Information technology 0.40%
	Analog Devices, Inc. 2.10% 10/1/2031	270	226
	Analog Devices, Inc. 5.05% 4/1/2034	717	717
	Analog Devices, Inc. 2.80% 10/1/2041	521	369
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,874
	Broadcom, Inc. 5.05% 7/12/2027	2,545	2,570
	Broadcom, Inc. 4.00% 4/15/2029[6]	609	586
	Broadcom, Inc. 5.05% 7/12/2029	2,177	2,186
	Broadcom, Inc. 5.15% 11/15/2031	5,186	5,221
	Broadcom, Inc. 4.15% 4/15/2032[6]	630	591
	Broadcom, Inc. 3.469% 4/15/2034[6]	11,652	10,104
	Broadcom, Inc. 4.80% 10/15/2034	1,063	1,026
	Broadcom, Inc. 3.137% 11/15/2035[6]	847	692
	Broadcom, Inc. 4.926% 5/15/2037[6]	2,879	2,740
	Cisco Systems, Inc. 4.95% 2/26/2031	991	995
	Cisco Systems, Inc. 5.05% 2/26/2034	843	840

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Cisco Systems, Inc. 5.30% 2/26/2054	USD784	$763
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,343
	Oracle Corp. 1.65% 3/25/2026	4,867	4,694
	ServiceNow, Inc. 1.40% 9/1/2030	726	604
			45,141

Materials 0.29%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,079
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	139
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	700	648
	Celanese US Holdings, LLC 6.165% 7/15/2027	9,900	10,051
	Celanese US Holdings, LLC 6.60% 11/15/2028	3,575	3,664
	Celanese US Holdings, LLC 6.33% 7/15/2029	4,362	4,454
	Celanese US Holdings, LLC 6.80% 11/15/2030	4,530	4,691
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	813
	Celanese US Holdings, LLC 6.95% 11/15/2033	1,031	1,071
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645
	Dow Chemical Co. (The) 5.55% 11/30/2048	142	133
	Dow Chemical Co. (The) 6.90% 5/15/2053	62	68
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	477
	Methanex Corp. 5.125% 10/15/2027	510	499
	NOVA Chemicals Corp. 8.50% 11/15/2028[6]	205	217
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	425	385
	OCI NV 6.70% 3/16/2033[6]	950	958
	POSCO 5.75% 1/17/2028[6]	745	758
			31,750
	Total corporate bonds, notes & loans		3,237,566
U.S. Treasury bonds & notes 17.83%
U.S. Treasury 17.04%
	U.S. Treasury 3.875% 3/31/2025	81,282	81,203
	U.S. Treasury 4.625% 6/30/2025	67,785	67,956
	U.S. Treasury 3.00% 7/15/2025	97,643	97,025
	U.S. Treasury 5.00% 9/30/2025	1,090	1,096
	U.S. Treasury 5.00% 10/31/2025	27,980	28,150
	U.S. Treasury 2.25% 11/15/2025	6,785	6,670
	U.S. Treasury 4.00% 12/15/2025	42,800	42,730
	U.S. Treasury 4.25% 12/31/2025	4,994	4,996
	U.S. Treasury 3.625% 5/15/2026	1,926	1,911
	U.S. Treasury 4.625% 6/30/2026	198	199
	U.S. Treasury 4.375% 7/31/2026	271	272
	U.S. Treasury 0.75% 8/31/2026	8,871	8,380
	U.S. Treasury 4.625% 11/15/2026	3,589	3,614
	U.S. Treasury 4.25% 11/30/2026	47,452	47,452
	U.S. Treasury 4.00% 1/15/2027	3,741	3,724
	U.S. Treasury 1.875% 2/28/2027	4,000	3,807
	U.S. Treasury 2.625% 5/31/2027	43,530	41,922
	U.S. Treasury 2.25% 11/15/2027	105,830	100,107
	U.S. Treasury 6.125% 11/15/2027	24,000	25,212
	U.S. Treasury 4.00% 12/15/2027	84,688	84,050
	U.S. Treasury 1.125% 2/29/2028	9,895	8,980
	U.S. Treasury 4.00% 2/29/2028	4,750	4,709
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	5,014
	U.S. Treasury 1.125% 8/31/2028	13,555	12,094
	U.S. Treasury 5.25% 11/15/2028	5,700	5,882
	U.S. Treasury 2.375% 5/15/2029	4,070	3,752
	U.S. Treasury 4.00% 7/31/2029	334	329
	U.S. Treasury 3.875% 12/31/2029	44,049	43,052
	U.S. Treasury 4.375% 12/31/2029	245,774	245,707

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 2/28/2030	USD38,255	$37,569
	U.S. Treasury 3.75% 5/31/2030	13,300	12,878
	U.S. Treasury 4.125% 8/31/2030	11,215	11,046
	U.S. Treasury 4.875% 10/31/2030	92,133	94,219
	U.S. Treasury 1.625% 5/15/2031	1,630	1,376
	U.S. Treasury 4.125% 11/30/2031	985	964
	U.S. Treasury 4.50% 12/31/2031	43,334	43,499
	U.S. Treasury 4.125% 11/15/2032	114	111
	U.S. Treasury 4.375% 5/15/2034	100	99
	U.S. Treasury 3.875% 8/15/2034	6,145	5,815
	U.S. Treasury 4.25% 11/15/2034	49,913	48,646
	U.S. Treasury 4.25% 5/15/2039[4]	125,497	119,261
	U.S. Treasury 1.375% 11/15/2040	24,540	15,215
	U.S. Treasury 1.875% 2/15/2041	24,272	16,281
	U.S. Treasury 4.75% 2/15/2041	75,066	74,814
	U.S. Treasury 2.00% 11/15/2041	57	38
	U.S. Treasury 2.375% 2/15/2042	2,701	1,925
	U.S. Treasury 3.25% 5/15/2042	10,848	8,834
	U.S. Treasury 4.125% 8/15/2044	67,693	61,325
	U.S. Treasury 3.00% 2/15/2049[4]	124,633	90,828
	U.S. Treasury 2.875% 5/15/2049	19,228	13,653
	U.S. Treasury 2.875% 5/15/2052	990	694
	U.S. Treasury 4.00% 11/15/2052	7,328	6,393
	U.S. Treasury 4.125% 8/15/2053	213	190
	U.S. Treasury 4.25% 8/15/2054[4]	280,680	256,844
			1,902,525

U.S. Treasury inflation-protected securities 0.79%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	3,003	2,999
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,407	5,377
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,949	5,784
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,945	49,172
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[4,11]	4,159	3,978
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11]	11,291	10,948
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [3]	— [3]
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	5,973	4,789
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	5,789	5,364
			88,411
	Total U.S. Treasury bonds & notes		1,990,936
Asset-backed obligations 6.07%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]	95	96
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]	29	29
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,6]	9,848	9,799
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]	325	326
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	11,785	11,875
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	3,485	3,512
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	1,291	1,296
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,6]	6,035	6,045
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	510
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]	4,033	4,066
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]	2,654	2,630
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]	396	394
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	187	187
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	103	103
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,087
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,522

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,6]	USD13,550	$13,458
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]	7,689	7,613
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]	2,427	2,370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]	623	612
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]	1,279	1,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]	3,445	3,287
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]	531	506
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	193	184
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]	6,724	6,860
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]	5,059	5,213
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]	4,665	4,739
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,6]	6,298	6,355
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	12	12
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	269	261
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]	3,234	2,956
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	372	338
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,6]	1,509	1,513
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	215
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	773	778
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,560
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,425
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,6]	7,056	6,982
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,6]	14,792	14,898
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	81	81
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	208
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	204
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]	90	90
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	469	475
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	84	81
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	172	176
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	14,188	12,645
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]	5,529	4,876
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]	613	534
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	306	290
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	18,497	18,077
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	1,912	1,719
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	3,362	3,261
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]	364	316
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	5,994	5,686
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]	1,898	1,771
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,6]	14,984	14,992
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,6]	6,572	6,547
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]	840	852

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	USD1,635	$1,658
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	799	816
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,6]	8,047	8,022
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]	1,690	1,550
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]	3,479	3,201
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]	317	286
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]	80	80
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]	83	83
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]	559	561
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]	261	262
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	1,237	1,247
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]	1,734	1,737
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]	2,437	2,433
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	2,390	2,393
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	2,192	2,173
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]	261	258
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]	535	529
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	49	49
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	819	833
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	846	873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	299	273
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,6]	3,367	3,393
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,6]	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]	897	892
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]	537	536
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]	12,938	13,035
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,6]	8,753	8,776
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	1,195	1,198
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	1,882	1,837
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	184	184
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]	5,028	5,095
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	418	423
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	758	778
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	462	471
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,6]	1,014	1,100
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	16,638	16,222
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]	1,370	1,304
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]	1,726	1,692
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	561	565
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	454	461
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	307	303
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	71	71
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	772
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	603
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]	30,070	30,053
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]	1,619	1,614
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]	4,218	4,239
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]	5,833	5,865
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]	1,506	1,391
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	1,146	1,032
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	127	114
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]	2,030	1,917
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]	7,304	6,670
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]	2,043	1,879
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]	1,721	1,567
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]	81	81
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]	4,751	4,786
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]	2,385	2,393

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	USD1,175	$1,184
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	561	570
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	507	517
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,6]	2,831	2,820
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]	2,016	2,039
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	811
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	488
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]	4,815	4,876
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]	2,703	2,790
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]	3,984	4,134
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]	1,600	1,619
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	948	967
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	1,174	1,082
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	17,770	16,693
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	1,264	1,191
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	859	809
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,6]	3,007	3,029
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	325	326
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,6]	9,361	9,094
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	162
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	162
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	117	117
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]	26	26
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]	247	248
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	706	708
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	496	497
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]	438	442
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]	1,622	1,635
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]	861	866
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	615	619
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	848	862
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]	3,223	3,288
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	714	731
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	623	637
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	483	500
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,070
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]	972	983
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	7,752	7,831
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]	3,155	3,174
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]	1,800	1,606
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]	1,043	919
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]	657	581
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	3,710	3,415
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,6]	190	175
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	3,267	3,024
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]	7,475	6,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,2,6]	2,444	2,434

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	USD50,765	$46,854
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[1,2,6]	177	177
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	608
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,6]	6,905	6,923
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,6]	2,314	2,269
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,6]	482	475
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,6]	3,173	3,167
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,6]	4,464	4,507
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	1,721	1,718
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.748% 8/16/2027[1,2,6]	1,393	1,399
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]	1,710	1,735
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]	4,558	4,598
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,6]	6,152	6,043
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]	2,261	2,276
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]	5,088	5,171
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.702% 7/25/2051[1,2,6]	213	213
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	363	363
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	720	713
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	5,177	5,193
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	1,224	1,208
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	706
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	856	856
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	710
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,6]	2,413	2,416
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	6,276	6,312
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,6]	3,047	3,073
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]	444	445
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	624	630
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	361	367
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]	2,276	2,071
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]	420	380
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]	726	736
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[1,2,6]	801	811
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	2,037	1,863
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,119	2,028
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	233	224
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	605	580
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]	687	658
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,227	1,176
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]	2,154	2,004
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]	881	840
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]	1,669	1,546
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]	5,029	4,555
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]	281	254
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]	4,240	3,876
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]	3,506	3,245
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]	105	93
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	8,228	7,491
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]	2,852	2,542
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	277	247
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,216
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,029

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	USD5,380	$5,400
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]	1,054	1,044
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]	1,579	1,583
	Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]	3,420	3,444
	Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]	3,052	3,089
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,175	1,187
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	2,219	2,254
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	1,236	1,269
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]	12,506	12,529
	Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,6]	9,695	9,691
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	292
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	234
			677,553
Municipals 1.49%
California 0.02%
	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,398

Illinois 1.33%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,784
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,415
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,419
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	109,392
			149,074

Massachusetts 0.07%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,593

Texas 0.03%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,832

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,525	4,298
	Total municipals		166,195
Bonds & notes of governments & government agencies outside the U.S. 0.72%
	Chile (Republic of) 4.00% 1/31/2052	580	434
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,496
	Dominican Republic 5.95% 1/25/2027[6]	8,100	8,067
	Dominican Republic 7.05% 2/3/2031[6]	680	698
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,529
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,725
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,696
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,692
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	11,783,000	714
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,583
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	955

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Poland (Republic of) 5.75% 11/16/2032	USD555	$567
Poland (Republic of) 4.875% 10/4/2033	830	798
United Mexican States 6.00% 5/7/2036	14,755	13,922
		80,876
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026[4]	11,910	11,617
Total bonds, notes & other debt instruments (cost: $10,898,723,000)		10,586,423
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6]	555	14
FORESEA Holding SA, Class B6	61	2
		16

Financials 0.00%
SVB Financial Group, Class C, Trust Units[8,12]	61,200	— [3]
Total common stocks (cost: $9,000)		16
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13,14]	7,299,754	730,121
Total short-term securities (cost: $729,827,000)		730,121
Total investment securities 101.34% (cost: $11,628,559,000)		11,316,560
Other assets less liabilities (1.34)%		(149,662)
Net assets 100.00%		$11,166,898
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	29	3/3/2025	USD11,564	$4
30 Day Federal Funds Futures	Long	47	5/1/2025	18,765	(11)
3 Month SOFR Futures	Long	108	3/19/2025	25,828	5
3 Month SOFR Futures	Short	339	6/18/2025	(81,212)	603
3 Month SOFR Futures	Long	1,250	9/17/2025	299,860	1,738
3 Month SOFR Futures	Long	293	3/18/2026	70,360	43
3 Month SOFR Futures	Long	202	6/17/2026	48,513	(501)
3 Month SOFR Futures	Short	190	6/16/2027	(45,612)	— [3]
2 Year U.S. Treasury Note Futures	Long	14,149	4/3/2025	2,909,167	(2,029)
5 Year U.S. Treasury Note Futures	Long	11,908	4/3/2025	1,265,876	(8,242)
10 Year Euro-Bund Futures	Short	16	3/10/2025	(2,211)	59
10 Year Ultra U.S. Treasury Note Futures	Long	3,468	3/31/2025	386,032	(5,688)
10 Year U.S. Treasury Note Futures	Long	3,471	3/31/2025	377,471	(5,135)
20 Year U.S. Treasury Note Futures	Short	3,226	3/31/2025	(367,260)	10,144
30 Year Ultra U.S. Treasury Bond Futures	Long	3,455	3/31/2025	410,821	(21,240)
					$(30,250)

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	46,652	EUR	44,257	Citibank	1/8/2025	$793
USD	7,010	IDR	111,703,701	Citibank	1/10/2025	102
JPY	3,901,364	EUR	24,989	UBS AG	1/10/2025	(1,070)
EUR	1,418	USD	1,500	Morgan Stanley	1/15/2025	(31)
USD	36,046	EUR	34,264	Morgan Stanley	1/23/2025	521
USD	79,564	JPY	12,198,798	UBS AG	1/24/2025	1,807
JPY	7,995,154	CHF	46,390	BNP Paribas	1/27/2025	(295)
						$1,827
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$184	$—	$184
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	226	—	226
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	(74)	—	(74)
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	19	—	19
SOFR	Annual	3.9565%	Annual	7/12/2029	USD14,500	55	—	55
SOFR	Annual	3.8185%	Annual	7/26/2029	USD15,007	143	—	143
SOFR	Annual	3.3825%	Annual	8/29/2029	USD10,159	285	—	285
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	380	—	380
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	309	—	309
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	259	—	259
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	154	—	154
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	148	—	148
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	131	—	131
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	85	—	85
SOFR	Annual	3.70%	Annual	10/29/2029	USD3,855	58	—	58
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	108	—	108
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	46	—	46
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN1,241,250	(893)	—	(893)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	148	—	148
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	164	—	164
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	46	—	46
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	566	—	566
SOFR	Annual	3.5685%	Annual	1/9/2034	USD19,970	745	—	745
SOFR	Annual	3.871%	Annual	3/4/2034	USD28,120	425	—	425
SOFR	Annual	3.3865%	Annual	8/29/2034	USD2,786	154	—	154
SOFR	Annual	3.393%	Annual	8/29/2034	USD2,566	140	—	140
SOFR	Annual	3.4105%	Annual	8/29/2034	USD1,823	97	—	97
SOFR	Annual	3.379%	Annual	8/29/2034	USD1,135	63	—	63
8.895%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN72,728	(111)	—	(111)
8.90%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN100,913	(153)	—	(153)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	991	—	991
SOFR	Annual	3.486%	Annual	1/17/2054	USD1,835	145	—	145
						$5,043	$—	$5,043

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	$(487)	$—	$(487)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(567)	—	(567)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(624)	—	(624)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(636)	—	(636)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(731)	—	(731)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	(734)	—	(734)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(737)	—	(737)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(744)	—	(744)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(802)	—	(802)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(1,160)	—	(1,160)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,465)	—	(1,465)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,467)	—	(1,467)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,469)	—	(1,469)
							$(11,623)	$—	$(11,623)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD102,935	$(7,944)	$(7,958)	$14
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	77	(2)	(2)	— [3]
					$(7,946)	$(7,960)	$14
Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13]	$2,168,331	$2,724,823	$4,163,541	$248	$260	$730,121	$82,065

187	American Funds Insurance Series

The Bond Fund of America® (continued)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $100,808,000, which represented .90% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,752,427,000, which represented 15.69% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,635,000, which represented .08% of the net assets of the fund.

[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Interbank Equilibrium Interest Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 95.93%		Principal amount (000)	Value (000)
Euros 18.80%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,642
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	500	578
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]	100	110
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	719
	Altria Group, Inc. 3.125% 6/15/2031	800	811
	American Tower Corp. 0.45% 1/15/2027	2,525	2,494
	American Tower Corp. 0.875% 5/21/2029	1,470	1,388
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,000
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,335
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	988
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	779
	Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	297
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,298
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,907
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,601
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	902
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	871
	BPCE SA 1.00% 4/1/2025	2,900	2,989
	BPCE SA 4.50% 1/13/2033	1,400	1,524
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,068
	Bulgaria (Republic of) 3.625% 9/5/2032	646	685
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,920
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	247
	Coca-Cola Co. 3.375% 8/15/2037	155	161
	Coca-Cola Co. 3.75% 8/15/2053	130	136
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,069
	Cote d’Ivoire (Republic of) 6.875% 10/17/2040	1,650	1,484
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,821
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	271
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,093
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	272
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,375
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,374
	Equinor ASA 1.375% 5/22/2032	3,650	3,374
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,461
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,070
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	240	270
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	2,030	2,237
	European Investment Bank 0.25% 1/20/2032	4,900	4,331
	European Investment Bank 1.50% 6/15/2032	1,000	961
	European Investment Bank 2.875% 1/12/2033	4,500	4,737
	European Union 0.25% 10/22/2026	610	611
	European Union 2.875% 12/6/2027	1,060	1,116
	European Union 2.875% 10/5/2029	170	179
	European Union 3.125% 12/4/2030	190	203
	European Union 0% 7/4/2031	705	617
	European Union 2.50% 12/4/2031	1,205	1,236

189	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	European Union 0% 7/4/2035	EUR220	$168
	European Union 0.20% 6/4/2036	1,500	1,147
	European Union 3.375% 10/4/2039	1,700	1,795
	European Union 0.70% 7/6/2051	3,000	1,741
	European Union 3.375% 10/5/2054	540	555
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,503
	French Republic O.A.T. 0.75% 2/25/2028	980	964
	French Republic O.A.T. 2.75% 2/25/2029	1,790	1,864
	French Republic O.A.T. 0% 11/25/2030	19,550	17,251
	French Republic O.A.T. 0% 5/25/2032	2,120	1,772
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,054
	French Republic O.A.T. 3.00% 5/25/2033	1,920	1,979
	French Republic O.A.T. 3.00% 11/25/2034	7,145	7,287
	French Republic O.A.T. 0.50% 5/25/2040	600	405
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,504
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,305
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,370
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,573
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,884
	Germany (Federal Republic of) 2.20% 2/15/2034	1,040	1,066
	Germany (Federal Republic of) 1.00% 5/15/2038	130	111
	Germany (Federal Republic of) 0% 8/15/2050	1,200	656
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,182
	Greece (Hellenic Republic of) 3.875% 6/15/2028	615	669
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	671
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,823
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,512
	Greece (Hellenic Republic of) 3.375% 6/15/2034	2,810	2,945
	Grifols, SA 7.50% 5/1/2030	100	109
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,392
	Ireland (Republic of) 2.60% 10/18/2034	4,220	4,368
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,129
	KfW 0.125% 6/30/2025	590	604
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,135
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,717
	Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[1]	100	106
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,603
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,975
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	599
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,691
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,313
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,571
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	180
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,719
	Philippines (Republic of) 0.25% 4/28/2025	875	896
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]	430	472
	Portugal Republic 0.475% 10/18/2030	1,610	1,500
	Portugal Republic 2.875% 10/20/2034	2,560	2,658
	Portugal Republic 3.50% 6/18/2038	3,140	3,404
	Quebec (Province of) 0.25% 5/5/2031	920	813
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,017
	Quebec (Province of) 3.35% 7/23/2039	4,410	4,595
	Republic of Italy 3.10% 8/28/2026	3,425	3,588
	Republic of Italy 1.10% 4/1/2027	2,565	2,582
	Republic of Italy 1.35% 4/1/2030	7	7
	Republic of Italy 4.20% 3/1/2034	9,640	10,620
	Republic of Italy 1.80% 3/1/2041	6,000	4,698

American Funds Insurance Series	190

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Republic of Italy 4.30% 10/1/2054	EUR4,245	$4,504
	Republic Of Italy 1.85% 7/1/2025	17,700	18,287
	Romania 2.125% 3/7/2028	1,440	1,401
	Romania 3.75% 2/7/2034	530	471
	Romania 6.00% 9/24/2044	745	745
	Senegal (Republic of) 5.375% 6/8/2037	2,250	1,653
	Shell International Finance BV 1.50% 4/7/2028	2,000	1,994
	Slovak Republic 3.75% 3/6/2034	640	683
	Spain (Kingdom of) 0% 1/31/2028	900	867
	Spain (Kingdom of) 1.40% 7/30/2028	7,510	7,517
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,876
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,242
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,116
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,847
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,756
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,775
	Spain (Kingdom of) 3.45% 10/31/2034	740	792
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	734
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	454
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 1.00% 12/3/2031	450	407
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,779
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,707
			272,236

Japanese yen 7.98%
	Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	632
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,535
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,890
	Japan, Series 346, 0.10% 3/20/2027	2,181,450	13,722
	Japan, Series 352, 0.10% 9/20/2028	168,250	1,048
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,715
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,935
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,493
	Japan, Series 374, 0.80% 3/20/2034	68,200	425
	Japan, Series 376, 0.90% 9/20/2034	2,439,050	15,245
	Japan, Series 152, 1.20% 3/20/2035	727,700	4,658
	Japan, Series 21, 2.30% 12/20/2035	720,000	5,094
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,389
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,031
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,550
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,361
	Japan, Series 188, 1.60% 3/20/2044	69,000	422
	Japan, Series 53, 0.60% 12/20/2046	781,600	3,755
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,112
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,992
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,187
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,372
	Japan, Series 84, 2.10% 9/20/2054	808,300	4,975
			115,538

British pounds 4.46%
	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,654
	Asian Development Bank 1.125% 6/10/2025	740	912
	KfW 1.125% 7/4/2025	1,165	1,433
	Lloyds Bank PLC 7.625% 4/22/2025	655	828
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,248
	United Kingdom 0.125% 1/30/2026	425	511
	United Kingdom 4.25% 12/7/2027	3,785	4,747
	United Kingdom 1.625% 10/22/2028	3,690	4,213
	United Kingdom 4.125% 7/22/2029	2,015	2,499
	United Kingdom 4.75% 12/7/2030	6,920	8,867

191	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
British pounds (continued)
	United Kingdom 0.25% 7/31/2031	GBP12,845	$12,406
	United Kingdom 1.00% 1/31/2032	7,120	7,103
	United Kingdom 4.25% 6/7/2032	1,310	1,626
	United Kingdom 3.25% 1/31/2033	1,090	1,250
	United Kingdom 0.625% 7/31/2035	210	176
	United Kingdom 0.875% 1/31/2046	4,917	2,854
	United Kingdom 3.75% 10/22/2053	1,870	1,858
	United Kingdom 4.375% 7/31/2054	6,285	6,967
	United Kingdom 2.50% 7/22/2065	3,313	2,362
			64,514

Chinese yuan renminbi 3.19%
	China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	901
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	171
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,524
	China (People’s Republic of), Series INBK, 2.27% 5/25/2034	125,300	18,045
	China (People’s Republic of), Series INBK, 2.11% 8/25/2034	98,410	13,988
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	20,950	3,887
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	144
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	800
	China (People’s Republic of), Series INBK, 3.19% 4/15/2053	11,190	1,922
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	862
			46,244

Canadian dollars 1.99%
	Canada (Government) 3.50% 3/1/2028	CAD25,228	17,869
	Canada 3.25% 12/1/2033	7,330	5,122
	Canada (Government) 2.75% 12/1/2048	3,500	2,202
	Canada (Government) 1.50% 12/1/2031	5,690	3,568
			28,761

Indonesian rupiah 1.98%
	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,419
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,263
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,659
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,731
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	182
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	221,342,000	13,733
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	46,660,000	2,826
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,848
			28,661

South Korean won 1.82%
	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,514
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,105
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,481
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,767
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	13,541
			26,408

Brazilian reais 1.74%
	Brazil (Federative Republic of) 0% 4/1/2025	BRL7,442	1,168
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	4,587
	Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	14,636
	Brazil (Federative Republic of) 6.00% 8/15/2040[3]	2,063	295
	Brazil (Federative Republic of) 6.00% 8/15/2050[3]	25,970	3,515
	Brazil (Federative Republic of) 6.00% 8/15/2060[3]	7,685	1,022
			25,223

American Funds Insurance Series	192

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Australian dollars 1.62%
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	$1,922
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	2,911
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,609
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	7,541
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	8,466
			23,449

Mexican pesos 1.01%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,920	661
	América Móvil, SAB de CV 9.50% 1/27/2031	29,290	1,323
	United Mexican States, Series M, 7.75% 11/23/2034	98,956	3,973
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	864
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	290
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	7,237
	United Mexican States, Series S, 4.00% 10/29/2054[3]	7,603	281
			14,629

Indian rupees 0.54%
	Asian Development Bank 6.20% 10/6/2026	INR15,700	181
	Asian Development Bank 6.72% 2/8/2028	144,700	1,686
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	662
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	924
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	389
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,551
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,463
			7,856

New Zealand dollars 0.49%
	New Zealand 4.50% 5/15/2030	NZD3,963	2,280
	New Zealand 4.25% 5/15/2036	9,005	4,883
			7,163

Danish kroner 0.41%
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[4]	DKK49,574	5,722
	Realkredit Danmark AS 1.00% 10/1/2053[4]	2,545	281
			6,003

Turkish lira 0.37%
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY215,445	5,111
	Turkey (Republic of) 17.80% 7/13/2033	12,175	238
			5,349

Norwegian kroner 0.27%
	Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	167
	Norway (Kingdom of) 2.125% 5/18/2032	6,615	518
	Norway (Kingdom of) 3.625% 4/13/2034	37,385	3,228
			3,913

Polish zloty 0.23%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,054
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,276
			3,330

Chilean pesos 0.17%
	Chile (Republic of) 1.50% 3/1/2026[3]	CLP883,755	883
	Chile (Republic of) 5.00% 10/1/2028	955,000	934
	Chile (Republic of) 6.00% 4/1/2033	675,000	682
			2,499

193	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Malaysian ringgits 0.16%
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	$2,302

Romanian leu 0.07%
	Romania 4.75% 2/24/2025	RON5,000	1,038

Colombian pesos 0.07%
	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	969

South African rand 0.03%
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	426

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH285	6

U.S. dollars 48.53%
	3R Lux SARL 9.75% 2/5/2031	USD1,380	1,428
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[5]	27	27
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,758
	AbbVie, Inc. 5.35% 3/15/2044	75	73
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,219
	AbbVie, Inc. 5.50% 3/15/2064	150	143
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	683
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,5]	209	210
	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[4,5]	150	150
	Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[5]	1,345	1,265
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,014
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[5,6,7,8]	600	596
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	660	479
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,5]	40	41
	AG Issuer, LLC 6.25% 3/1/2028[5]	165	164
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	68	71
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,5]	1,147	1,199
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,5]	1,560	1,564
	Albertsons Companies, Inc. 3.50% 3/15/2029[5]	140	128
	Alcoa Nederland Holding BV 4.125% 3/31/2029[5]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	475	350
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[4,5,8]	658	658
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	50	53
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	290	288
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	120	116
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[5]	70	70
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[5]	65	64
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/2027[5]	155	156
	Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	300	274
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	200	206
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,731
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[7,8]	155	155
	Amentum Holdings, Inc. 7.25% 8/1/2032[5]	98	99
	Amer Sports Co. 6.75% 2/16/2031[5]	35	35
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	242
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,049

American Funds Insurance Series	194

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Amgen, Inc. 2.20% 2/21/2027	USD445	$422
	Amgen, Inc. 5.25% 3/2/2030	981	990
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,668
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,237
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	135	127
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,241
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,051
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	110	88
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[5]	115	87
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.971% 9/1/2027[7,8]	95	92
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.221% 9/22/2028[7,8]	146	147
	Aretec Group, Inc. 7.50% 4/1/2029[5]	245	244
	Aretec Group, Inc. 10.00% 8/15/2030[5]	50	55
	Artera Services, LLC 8.50% 2/15/2031[5]	45	43
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[5]	160	163
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	55	54
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	25	25
	AssuredPartners, Inc. 5.625% 1/15/2029[5]	290	294
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[7,8]	30	30
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,395
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[5]	25	22
	Avantor Funding, Inc. 3.875% 11/1/2029[5]	122	112
	Avient Corp. 6.25% 11/1/2031[5]	25	25
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,5]	1,817	1,828
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,5]	996	1,026
	B&G Foods, Inc. 5.25% 9/15/2027	210	201
	B&G Foods, Inc. 8.00% 9/15/2028[5]	25	26
	BAE Systems PLC 5.30% 3/26/2034[5]	865	863
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[5]	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,8]	219	232
	Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	950	945
	Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]	425	418
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,370
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,537
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	634
	BAT Capital Corp. 3.215% 9/6/2026	955	932
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,072
	Bath & Body Works, Inc. 6.625% 10/1/2030[5]	120	121
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
	Bausch Health Americas, Inc. 9.25% 4/1/2026[5]	80	77
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	75	73
	Baytex Energy Corp. 7.375% 3/15/2032[5]	85	83
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,320	2,404
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	301
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Biocon Biologics Global PLC 6.67% 10/9/2029[5]	3,995	3,834
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[5]	400	382
	Block, Inc. 6.50% 5/15/2032[5]	240	243
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,8]	1,070	1,089
	BMW US Capital, LLC 3.90% 4/9/2025[5]	900	898
	BMW US Capital, LLC 4.15% 4/9/2030[5]	900	861
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]	700	627

195	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	USD1,275	$1,084
	Boeing Co. (The) 6.259% 5/1/2027	45	46
	Boeing Co. (The) 5.15% 5/1/2030	2,451	2,418
	Boeing Co. (The) 3.625% 2/1/2031	718	652
	Boeing Co. (The) 6.388% 5/1/2031	723	756
	Boeing Co. (The) 6.528% 5/1/2034	457	479
	Boeing Co. (The) 6.858% 5/1/2054	576	613
	Bombardier, Inc. 7.125% 6/15/2026[5]	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	25	26
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	2,349	2,347
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	918	917
	Boyd Gaming Corp. 4.75% 6/15/2031[5]	45	42
	Boyne USA, Inc. 4.75% 5/15/2029[5]	107	102
	Braskem Idesa SAPI 7.45% 11/15/2029	2,520	2,008
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,488
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	4,956
	Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	525	527
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,924
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,136
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,183
	Broadcom, Inc. 4.00% 4/15/2029[5]	250	241
	Broadcom, Inc. 3.419% 4/15/2033[5]	698	611
	Broadcom, Inc. 3.469% 4/15/2034[5]	48	42
	Broadcom, Inc. 3.137% 11/15/2035[5]	185	151
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[5]	84	83
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	1,341	1,384
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	228
	BWX Technologies, Inc. 4.125% 4/15/2029[5]	175	163
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[4,5,8]	1,310	1,308
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[4,5,8]	989	987
	Caesars Entertainment, Inc. 4.625% 10/15/2029[5]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[5]	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/2032[5]	45	45
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,5]	1,633	1,650
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,5]	200	213
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,5]	200	202
	California Resources Corp. 7.125% 2/1/2026[5]	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	896
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	90	81
	Carnival Corp. 6.00% 5/1/2029[5]	100	100
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,4,5]	174	174
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,8]	614	586
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,8]	143	141
	CCO Holdings, LLC 5.125% 5/1/2027[5]	125	123
	CCO Holdings, LLC 4.75% 3/1/2030[5]	135	123
	CCO Holdings, LLC 4.50% 8/15/2030[5]	240	216
	CCO Holdings, LLC 4.25% 2/1/2031[5]	155	135
	CCO Holdings, LLC 4.50% 6/1/2033[5]	147	124
	CCO Holdings, LLC 4.25% 1/15/2034[5]	55	45
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	54
	Central Garden & Pet Co. 4.125% 10/15/2030	74	67
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[4,5]	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,526
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	4,385	4,062
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	192

American Funds Insurance Series	196

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Chubb INA Holdings, LLC 4.35% 11/3/2045	USD425	$363
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,8]	805	832
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,8]	1,240	1,261
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	421	423
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	90	94
	Clarios Global, LP 6.25% 5/15/2026[5]	44	44
	Clarios Global, LP 8.50% 5/15/2027[5]	90	90
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	5	5
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	100	99
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	75	67
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	235	231
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	175	178
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[7,8]	253	254
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,172
	CNX Resources Corp. 7.25% 3/1/2032[5]	110	112
	Coca-Cola Co. 4.65% 8/14/2034	336	327
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	55	50
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	85	72
	Colombia (Republic of) 3.875% 4/25/2027	350	335
	Colombia (Republic of) 8.00% 11/14/2035	445	449
	Comcast Corp. 4.80% 5/15/2033	4,100	3,984
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.937% 4/6/2026[7,8]	— [9]	— [9]
	CommScope, LLC 6.00% 3/1/2026[5]	53	53
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	212	204
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	65	60
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	65	61
	Connect Finco SARL 9.00% 9/15/2029[5]	200	182
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[4,5,8]	1,337	1,368
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[4,5,8]	804	860
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[4,5,8]	769	777
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.669% 6/25/2043[4,5,8]	305	322
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[4,5,8]	556	558
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[4,5,8]	206	208
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[4,5,8]	1,148	1,154
	Constellium SE 3.75% 4/15/2029[5]	125	113
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,037
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	681
	CoreLogic, Inc. 4.50% 5/1/2028[5]	384	359
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[7,8]	65	64
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	125	127
	Coty, Inc. 5.00% 4/15/2026[5]	36	36
	Coty, Inc. 4.75% 1/15/2029[5]	65	62
	Coty, Inc. 6.625% 7/15/2030[5]	95	97
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	65	68
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,5]	33	33
	Crédit Agricole SA 4.375% 3/17/2025[5]	1,100	1,098
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,5]	2,675	2,636
	Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	178	186

197	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	USD165	$164
	Crown Castle, Inc. 2.50% 7/15/2031	767	647
	CSX Corp. 3.80% 4/15/2050	75	56
	CVR Partners, LP 6.125% 6/15/2028[5]	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	725	705
	Darling Ingredients, Inc. 6.00% 6/15/2030[5]	10	10
	Deluxe Corp. 8.00% 6/1/2029[5]	20	19
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	828
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,103
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,154
	Diamond Sports Group, LLC 6.625% 8/15/2027[5,10]	310	2
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[7,11]	18	20
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	125	129
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	50	49
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[7,8]	41	41
	DISH Network Corp. 11.75% 11/15/2027[5]	325	345
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	23	22
	EchoStar Corp. 10.75% 11/30/2029	105	113
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,611
	Ecopetrol SA 6.875% 4/29/2030	995	972
	Edison International 5.25% 11/15/2028	1,522	1,526
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	98
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,475
	Electricité de France SA 5.65% 4/22/2029[5]	800	818
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,5]	300	339
	Element Solutions, Inc. 3.875% 9/1/2028[5]	105	100
	Ellucian Holdings, Inc. 6.50% 12/1/2029[5]	25	25
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[7,8]	25	25
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	30	32
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	190	202
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[7,8]	85	86
	Enel Finance International NV 1.625% 7/12/2026[5]	1,248	1,191
	Enel Finance International NV 2.125% 7/12/2028[5]	1,227	1,111
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,842
	Entergy Corp. 0.90% 9/15/2025	750	730
	Enterprise Products Operating, LLC 4.95% 2/15/2035	168	163
	Enviri Corp. 5.75% 7/31/2027[5]	145	139
	EQM Midstream Partners, LP 6.50% 7/1/2027[5]	125	127
	EQM Midstream Partners, LP 6.375% 4/1/2029[5]	20	20
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	45	48
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,065
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,769
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[4,5]	958	960
	EquipmentShare.com, Inc. 9.00% 5/15/2028[5]	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	15	16
	ESAB Corp. 6.25% 4/15/2029[5]	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,328
	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[4]	78	79
	Expand Energy Corp. 5.875% 2/1/2029[5]	115	114
	Expand Energy Corp. 6.75% 4/15/2029[5]	30	30
	Expand Energy Corp. 5.375% 3/15/2030	55	54
	Expand Energy Corp. 4.75% 2/1/2032	15	14
	Expand Energy Corp. 4.875% 4/15/2032[10]	915	4
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,438
	Fair Isaac Corp. 4.00% 6/15/2028[5]	15	14
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]	6	5

American Funds Insurance Series	198

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	USD1	$1
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]	133	127
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[4]	1,681	1,442
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]	254	208
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	1,456	1,136
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]	1,427	1,117
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]	3,534	2,755
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[4]	4,136	3,900
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	54	53
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	99	98
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	215	214
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	951	962
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[4]	22	20
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	10,659	10,296
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[4]	973	891
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	4,562	4,411
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	558	551
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	17	17
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	61	60
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	28	26
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]	436	422
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	229	226
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[4]	529	484
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	1,609	1,599
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[4]	940	860
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	881	871
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	1,983	1,994
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	453	447
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	2,327	2,341
	Fannie Mae Pool #CB7907 6.50% 11/1/2053[4]	1,499	1,532
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	421	432
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[4]	4,894	4,727
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	664	656
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	230	227
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[4]	6,513	6,652
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	480	474
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[4]	301	302
	Fannie Mae Pool #DB2624 4.50% 4/1/2054[4]	54	50
	Fannie Mae Pool #BU4479 5.50% 4/1/2054[4]	348	343
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[4]	4,748	4,850
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	670	673
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	1,706	1,692
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	1,649	1,672
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	1,007	1,012
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	670	677
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	222	224
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	201	204
	Fannie Mae Pool #DB4399 6.50% 6/1/2054[4]	109	111
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	4,168	4,128
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	3,490	3,447
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	1,069	1,059
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]	716	711
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	2,605	2,622
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	1,859	1,868
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	1,436	1,443
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]	894	906
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	879	889
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	635	639
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	596	602
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	447	453
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	332	336
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	179	182

199	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[4]	USD1,000	$1,022
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[4]	988	905
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	411	406
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	2,241	2,256
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	948	953
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	511	517
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	351	354
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	265	267
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	205	208
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[4]	196	197
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[4]	193	194
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	176	177
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	100	101
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	75	76
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	67	67
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	494	502
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[4]	20,940	20,223
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[4]	6,472	6,403
	Fannie Mae Pool #MA5602 6.50% 1/1/2055[4]	711	726
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[4,5,8]	350	307
	Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	25	23
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[5]	150	157
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	30	32
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[7,8]	15	15
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]	96	96
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]	7	7
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	2,535	2,532
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[5]	1,320	1,360
	First Student Bidco, Inc. 4.00% 7/31/2029[5]	45	41
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,718
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[4,5,8]	483	484
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	297
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	192
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	185
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	113
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	255	256
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[4]	1,680	1,561
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[4]	2,180	1,822
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]	204	195
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]	634	495
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[4]	980	950
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]	387	365
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	3,435	3,327
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	5,732	5,541
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	272	269
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	23	22
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	726	718
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	185	188
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	61	62
	Freddie Mac Pool #RA9795 4.00% 9/1/2053[4]	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	2,773	2,741
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	1,690	1,700
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	30,552	29,530

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	USD11,511	$11,378
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	135	138
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]	150	156
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[4]	198	205
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	202	199
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	4,644	4,669
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[4]	500	511
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[4]	934	855
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	1,521	1,502
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	106	107
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	137	139
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[4]	721	660
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[4]	279	270
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	15,081	14,937
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	841	834
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	2,290	2,317
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	1,975	2,000
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	1,027	1,039
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]	1,334	1,324
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	1,071	1,058
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	527	522
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	1,676	1,686
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	1,310	1,332
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]	949	960
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]	937	948
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	892	902
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	574	582
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	358	362
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	240	242
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	204	206
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	6,208	6,136
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]	4,274	4,244
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	4,253	4,208
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	3,600	3,566
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	641	636
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	4,225	4,247
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	318	323
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	582	602
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	712	704
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]	4,273	4,302
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	1,110	1,122
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	626	636
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	580	587
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	527	534
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	345	348
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[4]	4,859	4,572
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]	444	418
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[4]	2,770	2,607
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	342	338
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (30-day Average USD-SOFR + 2.40%) 6.969% 2/25/2042[4,5,8]	1,067	1,093
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[4,5,8]	441	457
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	25	24
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	2	2
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	65
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	103	103
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	27	29
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	497	475
	Garda World Security Corp. 8.375% 11/15/2032[5]	65	66
	Gartner, Inc. 3.75% 10/1/2030[5]	70	64

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,5]	USD1,394	$1,402
	Genesis Energy, LP 8.00% 1/15/2027	44	45
	Genesis Energy, LP 8.25% 1/15/2029	25	25
	Genesis Energy, LP 8.875% 4/15/2030	38	39
	Genesis Energy, LP 7.875% 5/15/2032	60	59
	GeoPark, Ltd. 5.50% 1/17/2027	4,581	4,399
	Georgia (Republic of) 2.75% 4/22/2026[5]	400	377
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,347
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,137
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[7,8]	55	55
	Global Auto Holdings PLC 11.50% 8/15/2029[5]	200	204
	GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[4,5]	1,005	1,007
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,022
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[1]	769	755
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[4]	3,800	3,119
	Government National Mortgage Assn. 6.50% 1/1/2055[4,12]	1,708	1,738
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	762	556
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	671
	Gray Television, Inc. 5.375% 11/15/2031[5]	19	10
	Greenko Dutch BV 3.85% 3/29/2026	2,766	2,690
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,645	1,626
	Group 1 Automotive, Inc. 4.00% 8/15/2028[5]	115	108
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]	660	630
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]	15	15
	HAH Group Holding Co., LLC 9.75% 10/1/2031[5]	115	115
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[7,8]	9	9
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	25	25
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	122
	HealthEquity, Inc. 4.50% 10/1/2029[5]	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	200	205
	Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,5]	249	251
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[5]	235	234
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	105	99
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	25	23
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	115	104
	Honduras (Republic of) 6.25% 1/19/2027	653	635
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	275	268
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	195	180
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	120	108
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	200	204
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,155
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,689
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,175
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,268
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,8]	396	398
	HUB International, Ltd. 7.375% 1/31/2032[5]	65	66
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[7,8]	4	4
	Hungary (Republic of) 5.50% 3/26/2036[5]	290	272
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[5]	120	125
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[7,8]	55	55
	Hyundai Capital America 1.50% 6/15/2026[5]	2,375	2,262
	Hyundai Capital America 1.65% 9/17/2026[5]	269	255

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Hyundai Capital America 2.00% 6/15/2028[5]	USD600	$540
	Hyundai Capital America 6.50% 1/16/2029[5]	132	138
	Icahn Enterprises, LP 9.75% 1/15/2029	65	65
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]	500	499
	Ingles Markets, Inc. 4.00% 6/15/2031[5]	130	115
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	63	58
	Intesa Sanpaolo SpA 7.00% 11/21/2025[5]	225	229
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	55	51
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	235	225
	Israel (State of) 3.375% 1/15/2050	1,470	955
	Israel (State of) 3.875% 7/3/2050	795	563
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[5]	200	204
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,194
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	588
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	730	713
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 9.089% 12/4/2026[7,8]	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	18
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	217
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	10	10
	Korea Electric Power Corp. 5.375% 7/31/2026[5]	1,290	1,301
	Korea Gas Corp. 5.00% 7/8/2029[5]	225	225
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[4,5,8]	1,243	1,243
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,5]	16	16
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[4,5]	651	653
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[4,5]	194	198
	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,5]	219	218
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamar Media Corp. 3.625% 1/15/2031	120	106
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	30	27
	LATAM Airlines Group SA 7.875% 4/15/2030[5]	25	25
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[5]	115	101
	LGI Homes, Inc. 8.75% 12/15/2028[5]	155	163
	Light and Wonder International, Inc. 7.00% 5/15/2028[5]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[5]	130	126
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,698
	Lockheed Martin Corp. 5.20% 2/15/2064	309	287
	LPL Holdings, Inc. 4.375% 5/15/2031[5]	135	125
	LSB Industries, Inc. 6.25% 10/15/2028[5]	90	87
	Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[4,5,8]	563	563
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	45	42
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	283
	Mastercard, Inc. 2.00% 11/18/2031	600	499
	Matador Resources Co. 6.50% 4/15/2032[5]	50	50
	Matador Resources Co. 6.25% 4/15/2033[5]	45	44
	Medline Borrower, LP 5.25% 10/1/2029[5]	40	39
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[7,8]	49	50
	MEG Energy Corp. 5.875% 2/1/2029[5]	30	29
	Meituan 2.125% 10/28/2025	1,730	1,689
	Melco Resorts Finance, Ltd. 5.25% 4/26/2026[5]	1,528	1,507
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027[5]	873	846
	Methanex Corp. 5.125% 10/15/2027	55	54
	Methanex Corp. 5.25% 12/15/2029	5	5

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,4,5]	USD1,521	$1,535
	MGM Resorts International 5.50% 4/15/2027	90	90
	Microchip Technology, Inc. 5.05% 2/15/2030	709	704
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	37	38
	Mineral Resources, Ltd. 8.00% 11/1/2027[5]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	2,666	2,769
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,5]	761	766
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,5]	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,5]	1,094	1,101
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,5]	539	542
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	80	76
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	75	67
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	75	74
	Moog, Inc. 4.25% 12/9/2027[5]	120	115
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,075
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,170
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[1]	3,700	3,622
	MSCI, Inc. 3.625% 11/1/2031[5]	210	189
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[4,8]	336	354
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[4,5,8]	502	507
	Murphy Oil Corp. 6.00% 10/1/2032	25	24
	Murphy Oil USA, Inc. 4.75% 9/15/2029	48	46
	MV24 Capital BV 6.748% 6/1/2034	1,053	999
	Nabors Industries, Inc. 7.375% 5/15/2027[5]	55	55
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	160	163
	National Australia Bank, Ltd. 5.181% 6/11/2034[5]	1,250	1,254
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[5]	135	126
	Navient Corp. 5.00% 3/15/2027	45	44
	Navient Corp. 4.875% 3/15/2028	145	138
	NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.397% 4/16/2029[7,8]	23	23
	NCR Voyix Corp. 5.125% 4/15/2029[5]	38	36
	New York Life Global Funding 1.20% 8/7/2030[5]	2,725	2,244
	New York Life Global Funding 5.00% 1/9/2034[5]	1,500	1,483
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,8]	575	530
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	200	199
	Newell Brands, Inc. 5.70% 4/1/2026	50	50
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	165	154
	NFE Financing, LLC 12.00% 11/15/2029[5]	639	672
	NGL Energy Operating, LLC 8.125% 2/15/2029[5]	55	56
	NGL Energy Operating, LLC 8.375% 2/15/2032[5]	70	71
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[5]	150	152
	NOVA Chemicals Corp. 5.25% 6/1/2027[5]	20	19
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	90	95
	Novelis Corp. 4.75% 1/30/2030[5]	80	74
	Novelis Corp. 3.875% 8/15/2031[5]	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	832
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,5]	269	272
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,5]	120	122
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	305
	OneSky Flight, LLC 8.875% 12/15/2029[5]	35	35
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,5]	915	921

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,5]	USD1,776	$1,791
	Open Text Corp. 3.875% 2/15/2028[5]	25	24
	Option Care Health, Inc. 4.375% 10/31/2029[5]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,258
	Oracle Corp. 3.25% 11/15/2027	1,880	1,808
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/2031[1]	2,434	2,900
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	256	266
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	40	38
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,949
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	535
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,582
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,389
	PacifiCorp 5.45% 2/15/2034	350	348
	PacifiCorp 3.30% 3/15/2051	150	98
	PacifiCorp 2.90% 6/15/2052	280	167
	PacifiCorp 5.35% 12/1/2053	525	483
	PacifiCorp 5.50% 5/15/2054	980	917
	PacifiCorp 5.80% 1/15/2055	500	486
	Panama (Republic of) 3.75% 4/17/2026	465	450
	Panama (Republic of) 7.50% 3/1/2031	415	421
	Panama (Republic of) 6.40% 2/14/2035	850	774
	Panama (Republic of) 8.00% 3/1/2038	755	759
	Panama (Republic of) 7.875% 3/1/2057	4,365	4,223
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[5]	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,6,11]	2	—
	Performance Food Group, Inc. 5.50% 10/15/2027[5]	11	11
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	5	6
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	25	25
	Permian Resources Operating, LLC 6.25% 2/1/2033[5]	106	105
	Petroleos Mexicanos 4.25% 1/15/2025	261	260
	Petroleos Mexicanos 6.875% 10/16/2025	946	944
	Petroleos Mexicanos 6.875% 8/4/2026	638	627
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,823
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,999
	Petroleos Mexicanos 6.84% 1/23/2030	8,494	7,766
	Petroleos Mexicanos 5.95% 1/28/2031	65	55
	Petroleos Mexicanos 6.70% 2/16/2032	779	678
	Petroleos Mexicanos 6.95% 1/28/2060	55	38
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	907
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,069
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	176
	PG&E Corp. 5.00% 7/1/2028	385	376
	PG&E Corp. 5.25% 7/1/2030	175	171
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	145	149
	Philip Morris International, Inc. 5.125% 11/17/2027	315	319
	Philip Morris International, Inc. 2.10% 5/1/2030	634	548
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,599
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,385
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	380
	POSCO Holdings, Inc. 4.875% 1/23/2027[5]	510	509
	Post Holdings, Inc. 5.50% 12/15/2029[5]	80	78
	Post Holdings, Inc. 4.625% 4/15/2030[5]	444	410
	Post Holdings, Inc. 6.25% 2/15/2032[5]	33	33
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	120	105
	Procter & Gamble Co. 3.00% 3/25/2030	338	312
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	2,755	2,634

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	PT Freeport Indonesia 5.315% 4/14/2032	USD449	$438
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,11]	175	173
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[5,11]	269	251
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,8,11]	9	9
	Raizen Fuels Finance SA 6.45% 3/5/2034[5]	910	900
	Range Resources Corp. 4.75% 2/15/2030[5]	145	136
	Reworld Holding Corp. 4.875% 12/1/2029[5]	25	23
	RHP Hotel Properties, LP 7.25% 7/15/2028[5]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	90	85
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	25	23
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[5]	20	19
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	75	75
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	90	90
	Ryan Specialty Group, LLC 4.375% 2/1/2030[5]	45	42
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	20	20
	SAEL, Ltd. 7.80% 7/31/2031[5]	630	630
	Sally Holdings, LLC 6.75% 3/1/2032	107	107
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	1,870	1,943
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,681
	Sands China, Ltd. 3.25% 8/8/2031	930	797
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,641
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,351
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	348
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	70	68
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	1,040	974
	Scentre Group Trust 1 3.50% 2/12/2025[5]	210	210
	Scentre Group Trust 1 3.75% 3/23/2027[5]	110	107
	Scientific Games Holdings, LP 6.625% 3/1/2030[5]	46	44
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	115	108
	Sealed Air Corp. 6.125% 2/1/2028[5]	180	181
	Sealed Air Corp. 6.50% 7/15/2032[5]	123	123
	Serbia (Republic of) 6.25% 5/26/2028[5]	740	753
	Service Corp. International 5.75% 10/15/2032	35	34
	Service Properties Trust 8.625% 11/15/2031[5]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	756	629
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	160	148
	Sirius XM Radio, LLC 3.125% 9/1/2026[5]	50	48
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	195	180
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	39	34
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	111	93
	SK hynix, Inc. 1.50% 1/19/2026	563	543
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[4,5,8]	615	623
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	595	595
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	45	42
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	183
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,216
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	71	79
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[7,8]	5	5
	Sprint, LLC 7.625% 3/1/2026	130	133
	Stagwell Global, LLC 5.625% 8/15/2029[5]	115	110
	Station Casinos, LLC 6.625% 3/15/2032[5]	35	35
	Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,986
	Sunoco, LP 7.00% 5/1/2029[5]	30	31
	Sunoco, LP 4.50% 5/15/2029	290	274
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[5]	45	46
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	69	74

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[7,8]	USD44	$45
	Talos Production, Inc. 9.00% 2/1/2029[5]	15	15
	Talos Production, Inc. 9.375% 2/1/2031[5]	55	56
	Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	3,450	2,292
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	240	235
	TGS ASA 8.50% 1/15/2030[5]	200	205
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,414	1,295
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	972
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,356
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	418
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	76
	TransDigm, Inc. 6.875% 12/15/2030[5]	85	86
	TransDigm, Inc. 6.625% 3/1/2032[5]	45	45
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[5]	45	45
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[5]	102	104
	Transocean, Inc. 8.75% 2/15/2030[5]	34	35
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,6]	94	94
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,5]	251	249
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,5]	100	98
	Triumph Group, Inc. 9.00% 3/15/2028[5]	57	59
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[7,8]	124	127
	Turkey (Republic of) 7.125% 7/17/2032	1,360	1,351
	U.S. Treasury 4.25% 1/31/2026	1,202	1,202
	U.S. Treasury 4.50% 4/15/2027	1,630	1,639
	U.S. Treasury 1.125% 8/31/2028	2,155	1,923
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.00% 7/31/2029	347	342
	U.S. Treasury 3.50% 9/30/2029	399	384
	U.S. Treasury 4.125% 10/31/2029	328	324
	U.S. Treasury 4.125% 11/30/2031	704	689
	U.S. Treasury 3.875% 8/15/2034	540	511
	U.S. Treasury 4.25% 11/15/2034[13]	21,744	21,192
	U.S. Treasury 1.75% 8/15/2041	4,650	3,015
	U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,619
	U.S. Treasury 4.625% 5/15/2044	1,210	1,174
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,691
	U.S. Treasury 1.25% 5/15/2050[13]	1,625	772
	U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,459
	U.S. Treasury 4.25% 2/15/2054	681	622
	U.S. Treasury 4.625% 5/15/2054[13]	5,926	5,769
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[3]	824	805
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3,13]	10,400	10,566
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3]	3,431	1,890
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	180	145
	UKG, Inc. 6.875% 2/1/2031[5]	77	78
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[4,12]	3,098	2,740
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[4,12]	2,424	2,280
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[4,12]	129	130
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[4,12]	2,984	2,806
	United Mexican States 6.00% 5/7/2036	970	915
	United Mexican States 6.338% 5/4/2053	425	380
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	85	84
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 8.00% 8/15/2028[5]	110	112
	Univision Communications, Inc. 4.50% 5/1/2029[5]	250	224

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	US Foods, Inc. 4.625% 6/1/2030[5]	USD35	$33
	Vail Resorts, Inc. 6.50% 5/15/2032[5]	20	20
	Valvoline, Inc. 3.625% 6/15/2031[5]	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[5]	30	31
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,8,11]	31	31
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,8,11]	52	51
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	31	31
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	110	99
	Venture Global LNG, Inc. 8.125% 6/1/2028[5]	80	83
	Veralto Corp. 5.35% 9/18/2028	2,900	2,938
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,5]	739	745
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[4,5,8]	898	902
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,560
	VZ Secured Financing BV 5.00% 1/15/2032[5]	200	177
	W&T Offshore, Inc. 11.75% 2/1/2026[5]	55	56
	Wand NewCo 3, Inc. 7.625% 1/30/2032[5]	35	36
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	71	74
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[5]	200	199
	Waste Management, Inc. 3.875% 1/15/2029[5]	50	48
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,558
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,337
	WESCO Distribution, Inc. 7.25% 6/15/2028[5]	200	204
	WESCO Distribution, Inc. 6.625% 3/15/2032[5]	150	153
	Western Midstream Operating, LP 3.10% 2/1/2025	85	85
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,5]	234	234
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,5]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,247
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,5]	146	146
	WMG Acquisition Corp. 3.75% 12/1/2029[5]	110	101
	WMG Acquisition Corp. 3.875% 7/15/2030[5]	135	123
	WMG Acquisition Corp. 3.00% 2/15/2031[5]	80	70
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,2,6,11]	105	106
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	43	45
	Ziggo BV 4.875% 1/15/2030[5]	300	276
			702,776
	Total bonds, notes & other debt instruments (cost: $1,497,056,000)		1,389,293
Preferred securities 0.01%		Shares
U.S. dollars 0.01%
	ACR III LSC Holdings, LLC, Series B, preferred shares[5,6,14]	48	84
	Total preferred securities (cost: $50,000)		84
Common stocks 0.13%
U.S. dollars 0.13%
	Constellation Oil Services Holding SA6,14	3,958,477	1,611
	Altera Infrastructure, LP6,14	1,441	116
	Venator Materials PLC[6,14]	232	92
	New Fortress Energy, Inc., Class A15	4,094	62
	WeWork, Inc.[6,14]	968	13
	Bighorn Permian Resources, LLC[6]	531	— [9]
	Party City Holdco, Inc.[6,14]	80	— [9]

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Common stocks (continued)		Shares	Value (000)
U.S. dollars (continued)
Party City Holdco, Inc.[5,6,14]		1	$— [9]
Endo, Inc., 1L 6.125% Escrow[6,14]		205,000	— [9]
SVB Financial Group, Class C, Trust Units[6,14]		480	— [9]
Total common stocks (cost: $2,075,000)			1,894
Investment funds 1.46%
Capital Group Central Corporate Bond Fund[16]		2,550,913	21,147
Total investment funds (cost: $19,944,000)			21,147
Short-term securities 2.49%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[16,17]		232,089	23,214
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.89%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP94,475	1,771
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,597
Nigeria (Republic of) 2/11/2025	18.000	NGN358,095	225
Nigeria (Republic of) 2/20/2025	17.782	477,455	299
Nigeria (Republic of) 2/25/2025	18.045	1,433,311	896
Nigeria (Republic of) 3/6/2025	17.824	1,609,737	1,000
Nigeria (Republic of) 3/13/2025	17.900	636,615	394
Nigeria (Republic of) 3/27/2025	18.586	1,001,782	615
			12,797
Total short-term securities (cost: $36,907,000)			36,011
Options purchased (equity style) 0.00%
Options purchased (equity style)*			1
Total options purchased (equity style) (cost: $19,000)			1
Total investment securities 100.02% (cost: $1,556,051,000)			1,448,430
Total options written† (0.01)% (premium received: $19,000)			(79)
Other assets less liabilities (0.01)%			(114)
Net assets 100.00%			$1,448,237
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	7	6/13/2025	USD97.00	USD1,750	$1

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
*Options purchased (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Put
PUT USD/CAD FX Option	Bank of America	1/30/2025	CAD1.36	USD4,385	$— [9]
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
CALL USD/CAD FX Option	Bank of America	1/30/2025	CAD1.42	USD(4,385)	$(79)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SONIA Futures	Long	141	3/17/2026	USD42,327	$(64)
2 Year Italy Government Bond Futures	Short	24	3/10/2025	(2,670)	11
2 Year Euro-Schatz Futures	Short	147	3/10/2025	(16,291)	39
2 Year U.S. Treasury Note Futures	Long	209	4/3/2025	42,972	(18)
3 Year Australian Treasury Bond Futures	Short	1	3/18/2025	(66)	— [9]
5 Year Euro-Bobl Futures	Long	516	3/10/2025	62,996	(791)
5 Year U.S. Treasury Note Futures	Long	886	4/3/2025	94,186	(585)
10 Year Italy Government Bond Futures	Long	174	3/10/2025	21,625	(523)
10 Year French Government Bond Futures	Long	21	3/10/2025	2,684	(54)
10 Year Euro-Bund Futures	Short	380	3/10/2025	(52,525)	1,198
10 Year Australian Treasury Bond Futures	Long	3	3/17/2025	210	(3)
10 Year Japanese Government Bond Futures	Short	30	3/21/2025	(27,055)	126
10 Year UK Gilt Futures	Long	115	3/31/2025	13,304	(342)
10 Year Ultra U.S. Treasury Note Futures	Long	98	3/31/2025	10,909	(70)
10 Year U.S. Treasury Note Futures	Short	208	3/31/2025	(22,620)	382
20 Year U.S. Treasury Note Futures	Long	172	3/31/2025	19,581	(545)
30 Year Euro-Buxl Futures	Long	17	3/10/2025	2,336	(141)
30 Year Ultra U.S. Treasury Bond Futures	Long	91	3/31/2025	10,821	(548)
					$(1,928)

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,436	EUR	2,310	UBS AG	1/8/2025	$42
JPY	841,030	USD	5,447	BNP Paribas	1/8/2025	(96)
EUR	40,091	USD	42,262	Morgan Stanley	1/8/2025	(720)
CNH	66,687	USD	9,219	Standard Chartered Bank	1/9/2025	(131)
USD	19,662	BRL	114,927	JPMorgan Chase	1/10/2025	1,096
USD	13,729	KRW	19,528,504	Morgan Stanley	1/10/2025	504
USD	4,164	IDR	66,363,359	Citibank	1/10/2025	61
USD	3,902	INR	331,490	UBS AG	1/10/2025	35
USD	693	CLP	673,750	Morgan Stanley	1/10/2025	16
COP	2,800,000	USD	633	Morgan Stanley	1/10/2025	2
BRL	8,510	USD	1,373	Citibank	1/10/2025	2
BRL	8,780	USD	1,421	Morgan Stanley	1/10/2025	(3)
BRL	5,535	USD	905	Morgan Stanley	1/10/2025	(11)
BRL	9,390	USD	1,532	BNP Paribas	1/10/2025	(15)
BRL	9,540	USD	1,566	BNP Paribas	1/10/2025	(25)
INR	231,720	USD	2,731	Citibank	1/10/2025	(28)
INR	218,996	USD	2,587	HSBC Bank	1/10/2025	(32)
JPY	1,720,965	USD	11,598	UBS AG	1/10/2025	(647)
USD	3,863	EUR	3,660	Citibank	1/14/2025	69
USD	1,038	EUR	980	Barclays Bank PLC	1/14/2025	23
EUR	1,580	USD	1,649	Citibank	1/14/2025	(12)
AUD	4,100	USD	2,629	HSBC Bank	1/14/2025	(91)
CNH	304,407	USD	41,936	UBS AG	1/14/2025	(448)
USD	1,585	HUF	619,035	Citibank	1/15/2025	27
HUF	1,284,310	EUR	3,103	Citibank	1/15/2025	14
EUR	3,240	PLN	13,860	Standard Chartered Bank	1/15/2025	4
USD	245	PLN	1,000	HSBC Bank	1/15/2025	4
CZK	47,290	EUR	1,882	Standard Chartered Bank	1/15/2025	(7)
CZK	18,000	USD	758	Standard Chartered Bank	1/15/2025	(18)
EUR	1,250	USD	1,316	Citibank	1/15/2025	(21)
MXN	32,240	USD	1,594	UBS AG	1/15/2025	(52)
THB	190,470	USD	5,612	Citibank	1/15/2025	(67)
MXN	85,310	USD	4,201	Bank of New York Mellon	1/15/2025	(121)
USD	14,562	GBP	11,420	HSBC Bank	1/16/2025	267
JPY	308,183	USD	2,067	Morgan Stanley	1/16/2025	(104)
GBP	8,290	USD	10,575	Barclays Bank PLC	1/16/2025	(198)
USD	14,088	JPY	2,159,605	UBS AG	1/17/2025	335
USD	10,372	DKK	73,090	Standard Chartered Bank	1/17/2025	211
USD	4,978	NZD	8,532	Standard Chartered Bank	1/17/2025	204
USD	5,205	CHF	4,550	UBS AG	1/17/2025	182
USD	10,656	EUR	10,150	Citibank	1/17/2025	134
USD	4,114	NOK	45,865	BNP Paribas	1/17/2025	85
PLN	20,540	EUR	4,794	HSBC Bank	1/17/2025	1
TRY	7,670	USD	212	Standard Chartered Bank	1/17/2025	1
DKK	46,980	EUR	6,301	Standard Chartered Bank	1/17/2025	— [9]
NZD	730	USD	411	UBS AG	1/17/2025	(2)
MYR	10,480	USD	2,353	Standard Chartered Bank	1/17/2025	(13)
EUR	1,217	USD	1,281	Morgan Stanley	1/17/2025	(20)
CHF	2,790	USD	3,195	Standard Chartered Bank	1/17/2025	(115)
ZAR	60,730	USD	3,359	Standard Chartered Bank	1/17/2025	(146)
CAD	14,583	USD	10,300	Morgan Stanley	1/17/2025	(148)
JPY	4,049,184	USD	26,775	Morgan Stanley	1/17/2025	(988)
CHF	4,645	USD	5,178	Morgan Stanley	1/22/2025	(46)
USD	8,223	GBP	6,475	Morgan Stanley	1/23/2025	119
EUR	5,100	CAD	7,600	UBS AG	1/23/2025	(4)
SGD	1,400	USD	1,043	Standard Chartered Bank	1/23/2025	(17)

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	34,205	USD	35,984	Morgan Stanley	1/23/2025	$(519)
USD	9,213	NZD	15,964	HSBC Bank	1/24/2025	280
USD	5,055	AUD	7,936	HSBC Bank	1/24/2025	143
USD	3,361	GBP	2,650	Goldman Sachs	1/24/2025	44
USD	3,402	EUR	3,240	HSBC Bank	1/24/2025	43
NZD	666	USD	375	UBS AG	1/24/2025	(2)
NZD	929	USD	526	UBS AG	1/24/2025	(6)
CHF	612	USD	688	Citibank	1/24/2025	(12)
NOK	5,785	USD	521	UBS AG	1/24/2025	(13)
CAD	3,020	USD	2,125	Goldman Sachs	1/24/2025	(23)
SEK	32,900	USD	3,008	Standard Chartered Bank	1/24/2025	(31)
CNH	37,010	USD	5,081	Bank of America	1/24/2025	(36)
CNH	68,268	USD	9,382	Citibank	1/24/2025	(76)
USD	5,243	MXN	106,691	Morgan Stanley	1/27/2025	152
CAD	3,225	USD	2,329	HSBC Bank	2/10/2025	(82)
USD	4,013	JPY	594,510	HSBC Bank	3/6/2025	206
USD	3,954	JPY	588,629	UBS AG	3/10/2025	182
USD	1,057	JPY	159,761	Bank of America	3/10/2025	33
USD	4,405	CAD	6,285	Citibank	3/19/2025	20
NZD	855	USD	482	UBS AG	3/19/2025	(3)
NZD	5,405	USD	3,062	UBS AG	3/19/2025	(35)
USD	3,362	BRL	17,410	Citibank	4/1/2025	586
						$(57)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	$(3)	$—	$(3)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(12)	—	(12)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	3	—	3
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(332)	—	(332)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(78)	—	(78)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(152)	—	(152)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(156)	—	(156)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	445	—	445
2.4475%	Annual	6-month EURIBOR	Semi-annual	11/11/2034	EUR5,770	41	—	41
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	222	—	222
6-month EURIBOR	Semi-annual	2.2377%	Annual	11/11/2054	EUR2,310	(38)	—	(38)
						$(60)	$—	$(60)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(456)	$—	$(456)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	(462)	—	(462)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(903)	—	(903)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,299)	—	(1,299)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(875)	—	(875)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,942)	—	(1,942)
							$(5,937)	$—	$(5,937)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD26,605	$(2,053)	$(1,971)	$(82)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)	Value at 12/31/2024[19] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD84,212	$1,881	$1,912	$(31)
Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.46%
Capital Group Central Corporate Bond Fund	$52,692	$1,410	$31,216	$689	$(2,428)	$21,147	$1,410
Short-term securities 1.60%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[17]	177,300	535,010	689,124	11	17	23,214	8,081
Total 3.06%				$700	$(2,411)	$44,361	$9,491

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,826	$5,298	.36%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,478	5,182.36
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,931	1,986.14
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,012	1,975.13
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,339	1,351.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,6,11]	6/23/2023	103	106.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023	94	96.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023-12/13/2024	7	7	.00 [20]
Total		$16,790	$16,001	1.10%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,001,000, which represented 1.10% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $119,008,000, which represented 8.22% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,138,000, which represented .15% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Amount less than one thousand.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,253,000, which represented .92% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $62,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 12/31/2024.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than .01%.

American Funds Insurance Series	214

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

215	American Funds Insurance Series

American High-Income Trust®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 86.98%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.47%
Energy 13.70%
	3R Lux SARL 9.75% 2/5/2031[1]	USD875	$905
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	620	604
	Antero Midstream Partners, LP 6.625% 2/1/2032[1]	40	40
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	126
	Archrock Partners, LP 6.25% 4/1/2028[1]	255	254
	Archrock Partners, LP 6.625% 9/1/2032[1]	420	420
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	277
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	634
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	500	497
	Baytex Energy Corp. 8.50% 4/30/2030[1]	520	532
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,434
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,157
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	128
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,572	2,569
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	1,061	1,059
	California Resources Corp. 7.125% 2/1/2026[1]	390	390
	California Resources Corp. 8.25% 6/15/2029[1]	520	528
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,220	1,258
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	894
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	740	769
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	765
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,118
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	256
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,476
	CNX Resources Corp. 7.375% 1/15/2031[1]	861	885
	CNX Resources Corp. 7.25% 3/1/2032[1]	1,160	1,185
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	405	395
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,110	1,036
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,258	1,316
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	2,170	2,161
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,415	1,376
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,316
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	280
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	741
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,485	1,568
	Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	615	571
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	956
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	56
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,135
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	186
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,591
	EQT Corp. 5.00% 1/15/2029	170	168
	EQT Corp. 3.625% 5/15/2031[1]	290	259
	Expand Energy Corp. 6.75% 4/15/2029[1]	755	764
	Expand Energy Corp. 5.375% 3/15/2030	1,290	1,262
	Expand Energy Corp. 4.75% 2/1/2032	370	345
	Expand Energy Corp. 4.875% 4/15/2032[2]	4,300	18
	Genesis Energy, LP 8.00% 1/15/2027	859	875
	Genesis Energy, LP 7.75% 2/1/2028	72	72
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,496
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,131
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,436
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/2032[1]	575	592
	Gran Tierra Energy, Inc. 9.50% 10/15/2029[1]	240	224
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	175	176
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,065	1,065
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,734
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	917
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	152

American Funds Insurance Series	216

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	USD405	$409
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,324
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	389
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	941
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	871
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	871
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	897
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,783	1,822
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	265	271
	Matador Resources Co. 6.875% 4/15/2028[1]	425	431
	Matador Resources Co. 6.50% 4/15/2032[1]	820	812
	Matador Resources Co. 6.25% 4/15/2033[1]	595	578
	MEG Energy Corp. 5.875% 2/1/2029[1]	740	723
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	15
	Murphy Oil Corp. 6.375% 7/15/2028	243	244
	Murphy Oil Corp. 6.00% 10/1/2032	330	317
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	724
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	745	745
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,450	1,476
	Nabors Industries, Inc. 8.875% 8/15/2031[1]	710	660
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[3,4]	267	257
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	1,950	1,944
	NFE Financing, LLC 12.00% 11/15/2029[1]	16,173	17,006
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	785	796
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,500	1,513
	Noble Finance II, LLC 8.00% 4/15/2030[1]	1,395	1,410
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,880	1,911
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	310	320
	NuStar Logistics, LP 6.00% 6/1/2026	286	287
	Parkland Corp. 4.625% 5/1/2030[1]	440	404
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,025
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,184
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,625	1,605
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 4.50% 1/23/2026	440	425
	Petroleos Mexicanos 8.75% 6/2/2029	732	734
	Petroleos Mexicanos 6.84% 1/23/2030	155	142
	Petroleos Mexicanos 5.95% 1/28/2031	485	410
	Petroleos Mexicanos 7.69% 1/23/2050	155	117
	Petroleos Mexicanos 6.95% 1/28/2060	425	292
	Range Resources Corp. 4.875% 5/15/2025	362	361
	Range Resources Corp. 8.25% 1/15/2029	500	515
	Range Resources Corp. 4.75% 2/15/2030[1]	285	268
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	833	811
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	300
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	755	784
	Sunoco, LP 6.00% 4/15/2027	547	546
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 5/1/2029[1]	300	308
	Sunoco, LP 4.50% 5/15/2029	1,970	1,859
	Sunoco, LP 4.50% 4/30/2030	1,880	1,745
	Sunoco, LP 7.25% 5/1/2032[1]	785	812
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,310	1,345
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,168
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	938
	Targa Resources Partners, LP 5.50% 3/1/2030	327	328
	Targa Resources Partners, LP 4.875% 2/1/2031	695	672
	TGS ASA 8.50% 1/15/2030[1]	710	729

217	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	USD486	$499
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	421	423
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	952	972
	Transocean, Inc. 8.75% 2/15/2030[1]	424	439
	Transocean, Inc. 8.50% 5/15/2031[1]	460	451
	Transocean, Inc. 6.80% 3/15/2038	425	349
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/2029[1]	565	576
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,094
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	197
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,705	1,528
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,083
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	739
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	448
	Venture Global LNG, Inc. 7.00% 1/15/2030[1]	425	432
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	565	590
	Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,5]	413	432
	Vital Energy, Inc. 7.875% 4/15/2032[1]	775	746
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	360
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,636	2,724
	Western Midstream Operating, LP 3.10% 2/1/2025	35	35
	Western Midstream Operating, LP 4.50% 3/1/2028	239	235
	Western Midstream Operating, LP 5.25% 2/1/2050	300	256
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	395	381
			127,713

Communication services 12.42%
	CCO Holdings, LLC 5.50% 5/1/2026[1]	102	102
	CCO Holdings, LLC 5.00% 2/1/2028[1]	901	869
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	345
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	298
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,211	2,936
	CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,367
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,954	3,451
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,653	2,331
	CCO Holdings, LLC 4.50% 5/1/2032	2,152	1,854
	CCO Holdings, LLC 4.50% 6/1/2033[1]	2,190	1,845
	CCO Holdings, LLC 4.25% 1/15/2034[1]	4,186	3,401
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	324
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	515
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	276
	Cogent Communications Group, LLC 3.50% 5/1/2026[1]	690	669
	Connect Finco SARL 9.00% 9/15/2029[1]	4,715	4,300
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	210
	CSC Holdings, LLC 5.50% 4/15/2027[1]	300	269
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[3,4]	1,706	1,674
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	2
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	1,056	5
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[3,6]	90	99
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	1,606	1,566
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[3,4]	669	672
	DISH Network Corp. 11.75% 11/15/2027[1]	10,115	10,726
	EchoStar Corp. 10.75% 11/30/2029	3,652	3,930
	EchoStar Corp. 6.75% 11/30/2030[6]	3,366	3,058
	Embarq, LLC 7.995% 6/1/2036	4,224	2,316
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	445	444
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	35	34

American Funds Insurance Series	218

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	USD3,755	$3,777
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,600	2,588
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	3,161	3,157
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	50	53
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	225	239
	Gray Television, Inc. 10.50% 7/15/2029[1]	4,155	4,159
	Gray Television, Inc. 4.75% 10/15/2030[1]	791	432
	Gray Television, Inc. 5.375% 11/15/2031[1]	2,538	1,356
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,4]	2	2
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,4]	1,088	1,033
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	4,616	4,269
	Lamar Media Corp. 4.00% 2/15/2030	260	237
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	428
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,6]	2,558	921
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,6,7]	424	403
	News Corp. 3.875% 5/15/2029[1]	1,240	1,151
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	1,254	1,224
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,405	3,179
	Sirius XM Radio, LLC 3.125% 9/1/2026[1]	1,965	1,889
	Sirius XM Radio, LLC 5.00% 8/1/2027[1]	700	681
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	3,104	2,863
	Sirius XM Radio, LLC 5.50% 7/1/2029[1]	70	67
	Sirius XM Radio, LLC 4.125% 7/1/2030[1]	2,545	2,224
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	5,496	4,606
	Sprint Capital Corp. 6.875% 11/15/2028	316	336
	Sprint Capital Corp. 8.75% 3/15/2032	716	856
	Sprint, LLC 7.625% 3/1/2026	480	491
	Stagwell Global, LLC 5.625% 8/15/2029[1]	1,375	1,311
	TEGNA, Inc. 5.00% 9/15/2029	366	343
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	803
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,161
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,502
	Univision Communications, Inc. 4.50% 5/1/2029[1]	5,045	4,522
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,397	2,296
	Univision Communications, Inc. 8.50% 7/31/2031[1]	1,165	1,144
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.579% 6/24/2029[3,4]	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	2,030
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	532
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,623	1,497
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	957	873
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	197
	Ziggo BV 4.875% 1/15/2030[1]	865	796
			115,726

Consumer discretionary 9.22%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	24	21
	Advance Auto Parts, Inc. 5.95% 3/9/2028	723	730
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,206	1,076
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,539	1,276
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,4]	3,463	2,262
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,4]	1,202	787
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	661	666
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	251
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,405	1,282

219	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Allied Universal Holdco, LLC 7.875% 2/15/2031[1]	USD185	$189
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,849	1,907
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,188
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	600	548
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,886	1,932
	Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	1,018
	Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[3,4]	594	600
	Boyd Gaming Corp. 4.75% 12/1/2027	441	427
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	575	532
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	617
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	4,154	3,893
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,345	1,371
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	880	885
	Carnival Corp. 5.75% 3/1/2027[1]	505	504
	Carnival Corp. 4.00% 8/1/2028[1]	2,155	2,044
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,672
	Champion Financing, LLC 8.75% 2/15/2029[1]	445	434
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	150	156
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,100	1,025
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	2,325	2,147
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,254
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	334	335
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	102	103
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	485
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	110
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	295	266
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	281
	Gap, Inc. 3.625% 10/1/2029[1]	170	153
	Gap, Inc. 3.875% 10/1/2031[1]	108	93
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	229
	Genting New York, LLC 7.25% 10/1/2029[1]	1,470	1,516
	Global Auto Holdings PLC 11.50% 8/15/2029[1]	785	800
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	605	620
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	704
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,956	2,088
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,4]	282	285
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	940
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	557
	Hyundai Capital America 1.65% 9/17/2026[1]	70	66
	International Game Technology PLC 4.125% 4/15/2026[1]	465	459
	International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,040
	KB Home 6.875% 6/15/2027	330	337
	KB Home 7.25% 7/15/2030	330	339
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	341
	Las Vegas Sands Corp. 6.20% 8/15/2034	725	729
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	3,610	3,376
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,450	1,506
	Levi Strauss & Co. 3.50% 3/1/2031[1]	1,175	1,030
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	467
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	470	480
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	314
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	206
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	997
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	637

American Funds Insurance Series	220

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	USD803	$801
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	645
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	590	564
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	488
	MGM Resorts International 5.50% 4/15/2027	200	199
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	374
	Newell Brands Inc. 6.625% 9/15/2029	435	443
	Newell Brands, Inc. 6.375% 5/15/2030	695	698
	Newell Brands, Inc. 6.625% 5/15/2032	435	439
	Party City Holdings, Inc. 0% 10/12/2028[7]	500	— [8]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,6,7]	2,510	251
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.84% 3/3/2028[3,4]	525	511
	QVC, Inc. 4.45% 2/15/2025	580	577
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	508
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	624
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	70
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,310	1,301
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,747
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	1,790	1,787
	Saks Global Enterprises, LLC 11.00% 12/15/2029[1]	475	458
	Sally Holdings, LLC 6.75% 3/1/2032	2,422	2,429
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.59% 4/4/2029[3,4]	1,017	1,021
	Service Corp. International 3.375% 8/15/2030	190	166
	Service Corp. International 4.00% 5/15/2031	180	161
	Service Corp. International 5.75% 10/15/2032	350	340
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,836	1,697
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,669	2,397
	Station Casinos, LLC 6.625% 3/15/2032[1]	320	318
	STL Holding Co., LLC 8.75% 2/15/2029[1]	295	314
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	88
	Travel + Leisure Co. 4.50% 12/1/2029[1]	995	930
	Travel + Leisure Co. 4.625% 3/1/2030[1]	200	187
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,095	2,091
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	550	557
	Valvoline, Inc. 3.625% 6/15/2031[1]	630	540
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	75	78
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	695	715
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	850	847
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	555	530
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	462
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	257
	Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	1,300	1,281
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	299
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	246
			85,954

Materials 8.93%
	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	512
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,572
	ArcelorMittal SA 7.00% 10/15/2039	488	521
	ArcelorMittal SA 6.75% 3/1/2041	755	778
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	690	593
	ATI, Inc. 4.875% 10/1/2029	690	658
	ATI, Inc. 7.25% 8/15/2030	375	386
	ATI, Inc. 5.125% 10/1/2031	775	733
	Avient Corp. 6.25% 11/1/2031[1]	225	222
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	249

221	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	USD460	$451
	Ball Corp. 6.875% 3/15/2028	465	476
	Ball Corp. 6.00% 6/15/2029	350	353
	Ball Corp. 2.875% 8/15/2030	160	137
	Ball Corp. 3.125% 9/15/2031	1,530	1,300
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,675	1,510
	Celanese US Holdings, LLC 6.80% 11/15/2030	265	274
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,152
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	2,346	2,190
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	2,030	2,011
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	795	778
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,025	1,819
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	2,035	2,001
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	140	138
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	655	535
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,475
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	650	660
	CVR Partners, LP 6.125% 6/15/2028[1]	685	667
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,685	7,677
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,984
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	416
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	384
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	8,675
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,652
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[3,4]	615	617
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	505
	INEOS Finance PLC 7.50% 4/15/2029[1]	285	292
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	601
	LABL, Inc. 10.50% 7/15/2027[1]	160	155
	LSB Industries, Inc. 6.25% 10/15/2028[1]	625	607
	Magnera Corp. 4.75% 11/15/2029[1]	410	365
	Magnera Corp. 7.25% 11/15/2031[1]	410	401
	Mativ Holdings, Inc. 8.00% 10/1/2029[1]	200	193
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	387
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	915
	Methanex Corp. 5.125% 10/15/2027	2,415	2,365
	Methanex Corp. 5.25% 12/15/2029	462	445
	Methanex Corp. 5.65% 12/1/2044	465	400
	Methanex US Operations Inc. 6.25% 3/15/2032[1]	665	658
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	393	395
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,919	1,964
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,820	1,912
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	750	766
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,226	1,193
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	260
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,408
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,244
	NOVA Chemicals Corp. 7.00% 12/1/2031[1]	665	663
	Novelis Corp. 3.25% 11/15/2026[1]	690	658
	Novelis Corp. 4.75% 1/30/2030[1]	478	442
	Novelis Corp. 3.875% 8/15/2031[1]	987	851
	Olin Corp. 5.625% 8/1/2029	200	195
	Olin Corp. 5.00% 2/1/2030	180	169
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	185	177
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	622
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	761
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	409
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	519
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	326
	Tronox, Inc. 4.625% 3/15/2029[1]	740	665

American Funds Insurance Series	222

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[3,4,6]	USD519	$524
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[3,4,6]	859	857
	Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.104% 11/30/2030[3,4]	195	196
	Veritiv Operating Co. 10.50% 11/30/2030[1]	495	534
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	598	620
			83,175

Health care 8.58%
	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	524
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	914
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,755	1,600
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	795	756
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,949
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	828
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.689% 5/10/2027[3,4]	449	452
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	594
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	616	509
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,389	4,285
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,596	1,552
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	647	442
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	980	785
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	216
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,547	844
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	1,557	834
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[3,4]	1,332	1,302
	Biocon Biologics Global PLC 6.67% 10/9/2029[1]	250	240
	Centene Corp. 4.25% 12/15/2027	337	327
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	255
	Centene Corp. 2.50% 3/1/2031	1,125	931
	Centene Corp. 2.625% 8/1/2031	615	507
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	177
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	550	505
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,451
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,517
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	792
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	600	613
	DaVita, Inc. 4.625% 6/1/2030[1]	945	870
	DaVita, Inc. 3.75% 2/15/2031[1]	225	195
	DaVita, Inc. 6.875% 9/1/2032[1]	2,300	2,320
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	3,029
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,4]	1,770	1,784
	Grifols SA 4.75% 10/15/2028[1]	1,755	1,615
	Grifols, SA 3.875% 10/15/2028	EUR340	319
	Grifols, SA 7.50% 5/1/2030	1,690	1,837
	HAH Group Holding Co., LLC 9.75% 10/1/2031[1]	USD550	551
	HCA, Inc. 3.50% 9/1/2030	180	164
	HCA, Inc. 4.625% 3/15/2052	233	182
	HCA, Inc. 7.50% 11/15/2095	250	264
	IQVIA, Inc. 5.00% 10/15/2026[1]	603	595
	IQVIA, Inc. 6.50% 5/15/2030[1]	660	672
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	247
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	174	186

223	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Medline Borrower, LP 3.875% 4/1/2029[1]	USD580	$538
	Medline Borrower, LP 6.25% 4/1/2029[1]	2,179	2,205
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,700
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[3,4]	554	558
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	995	944
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	1,514	1,349
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,995	2,601
	Molina Healthcare, Inc. 6.25% 1/15/2033[1]	1,180	1,167
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	703	628
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	3,740	3,510
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	392
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,6]	2,512	2,483
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,6]	2,533	2,367
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[3,4,6]	1,761	1,745
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	630	639
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	390	398
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.835% 3/2/2027[3,4]	36	35
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,522
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	832
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,275	1,289
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	104
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	509	490
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	728
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	831
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,040	5,904
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	432
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,073
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	592
			79,980

Financials 7.71%
	AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,206
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	392	407
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	631
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,410
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	663
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	800	793
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	2,505	2,531
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,151
	Aretec Group, Inc. 7.50% 4/1/2029[1]	2,943	2,933
	Aretec Group, Inc. 10.00% 8/15/2030[1]	720	787
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	369
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,4]	499	500
	Azorra Finance, Ltd. 7.75% 4/15/2030[1]	385	383
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	184
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	268	276
	Blackstone Private Credit Fund 6.00% 11/22/2034[1]	660	644
	Block, Inc. 2.75% 6/1/2026	1,640	1,582
	Block, Inc. 3.50% 6/1/2031	1,605	1,415
	Block, Inc. 6.50% 5/15/2032[1]	2,470	2,497
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	281
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	566
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	952
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	387

American Funds Insurance Series	224

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	USD1,660	$1,742
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	450	454
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,746	3,375
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,799	2,368
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	3,375	3,242
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	775	713
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,276
	Hightower Holding, LLC 9.125% 1/31/2030[1]	195	206
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	1,100	1,119
	HUB International, Ltd. 7.25% 6/15/2030[1]	767	787
	HUB International, Ltd. 7.375% 1/31/2032[1]	630	640
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,4]	171	172
	Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	393
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,230
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[5]	160	143
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	661
	MSCI, Inc. 3.875% 2/15/2031[1]	630	577
	MSCI, Inc. 3.625% 11/1/2031[1]	341	307
	MSCI, Inc. 3.25% 8/15/2033[1]	584	494
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	385
	Navient Corp. 6.75% 6/25/2025	550	551
	Navient Corp. 6.75% 6/15/2026	640	649
	Navient Corp. 5.00% 3/15/2027	2,723	2,671
	Navient Corp. 4.875% 3/15/2028	550	525
	Navient Corp. 5.50% 3/15/2029	2,415	2,282
	Navient Corp. 9.375% 7/25/2030	300	321
	Navient Corp. 11.50% 3/15/2031	880	985
	Navient Corp. 5.625% 8/1/2033	1,753	1,519
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,360
	OneMain Finance Corp. 3.875% 9/15/2028	340	314
	OneMain Finance Corp. 6.625% 5/15/2029	610	618
	OneMain Finance Corp. 5.375% 11/15/2029	950	914
	OneMain Finance Corp. 7.875% 3/15/2030	915	955
	OneMain Finance Corp. 7.50% 5/15/2031	35	36
	OneMain Finance Corp. 7.125% 11/15/2031	1,165	1,188
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,266
	Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.021% 8/17/2028[3,4]	478	481
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	595
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,293	1,282
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	675	683
	Planet Financial Group, LLC 10.50% 12/15/2029[1]	230	234
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	494
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	677
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	805	797
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	634
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	495	508
	Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	375	376
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,4]	2,611	2,683
	Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[1]	465	458
			71,888

Industrials 6.86%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	163	162
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	265
	ADT Security Corp. 4.125% 8/1/2029[1]	200	184
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	925
	Ambipar Lux SARL 9.875% 2/6/2031[1]	380	380

225	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,4]	USD985	$984
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	2,220	2,239
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	436
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	140
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	873
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,241
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	280	289
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,160	1,188
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,946
	Boeing Co. (The) 6.528% 5/1/2034	1,081	1,133
	Boeing Co. (The) 6.858% 5/1/2054	386	411
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	122
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	255	260
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	698
	Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
	Brink’s Co. (The) 6.75% 6/15/2032[1]	170	171
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	155
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	313
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	544
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	853
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	831
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	751
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	117
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,774	2,596
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[3,4]	660	645
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	934
	Enviri Corp. 5.75% 7/31/2027[1]	2,030	1,942
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	2,740	2,846
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	602
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[1]	385	378
	Fortress Transportation and Infrastructure Investors, LLC 7.875% 12/1/2030[1]	45	47
	Garda World Security Corp. 8.375% 11/15/2032[1]	1,735	1,768
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	407
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	198
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	238
	Hertz Corp. (The) 4.625% 12/1/2026[1]	220	186
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	409	369
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	80	72
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	779
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[3,4]	349	352
	Icahn Enterprises, LP 6.25% 5/15/2026	538	534
	Icahn Enterprises, LP 5.25% 5/15/2027	2,969	2,814
	Icahn Enterprises, LP 9.75% 1/15/2029	1,275	1,280
	Icahn Enterprises, LP 4.375% 2/1/2029	675	564
	Icahn Enterprises, LP 10.00% 11/15/2029[1]	455	457
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	80	81
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,068	1,075
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	311
	Moog, Inc. 4.25% 12/9/2027[1]	395	377
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	255
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	905	841
	OneSky Flight, LLC 8.875% 12/15/2029[1]	360	361
	Owens Corning 3.50% 2/15/2030	530	493
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	600
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	610	606

American Funds Insurance Series	226

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	USD475	$445
	Reworld Holding Corp. 4.875% 12/1/2029[1]	1,155	1,069
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,345
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	103
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	35	35
	Sabre GLBL, Inc. 10.75% 11/15/2029[1]	15	15
	Seagate HDD Cayman 8.25% 12/15/2029	190	203
	Seagate HDD Cayman 8.50% 7/15/2031	455	487
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	696
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	434
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	898	852
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	334	358
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	2,570	2,847
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,4]	1,087	1,101
	Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	435	436
	Texas Combined Tirz I, LLC 0% 12/7/2062[1,7]	100	100
	Titan International, Inc. 7.00% 4/30/2028	750	738
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,013
	TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,325
	TransDigm, Inc. 4.875% 5/1/2029	190	180
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	361
	TransDigm, Inc. 6.625% 3/1/2032[1]	1,130	1,142
	Uber Technologies, Inc. 7.50% 9/15/2027[1]	395	402
	Uber Technologies, Inc. 6.25% 1/15/2028[1]	755	762
	Uber Technologies, Inc. 4.50% 8/15/2029[1]	310	300
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	644
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	443
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	308
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,628
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	331
	XPO, Inc. 7.125% 6/1/2031[1]	533	549
	XPO, Inc. 7.125% 2/1/2032[1]	270	277
			63,887

Information technology 6.77%
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	1,350	1,296
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,655	1,627
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,695	5,789
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,660	1,713
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,4]	1,619	1,626
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,875	1,678
	CommScope, LLC 6.00% 3/1/2026[1]	2,253	2,245
	CommScope, LLC 8.25% 3/1/2027[1]	1,122	1,074
	CommScope, LLC 7.125% 7/1/2028[1]	577	509
	CommScope, LLC 4.75% 9/1/2029[1]	135	120
	CommScope, LLC 9.50% 12/15/2031[1]	400	415
	CrowdStrike Holdings, Inc. 3.00% 2/15/2029	435	396
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	5,775	5,943
	Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	275	276
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[3,4]	300	305
	Entegris, Inc. 4.75% 4/15/2029[1]	370	355
	Fair Isaac Corp. 4.00% 6/15/2028[1]	1,835	1,733
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	3,629	3,651

227	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	USD261	$263
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	449
	Gartner, Inc. 4.50% 7/1/2028[1]	703	686
	Gartner, Inc. 3.75% 10/1/2030[1]	126	115
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	3,675	3,775
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,987
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,895
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	285
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	2,420	2,543
	McAfee Corp. 7.375% 2/15/2030[1]	865	841
	NCR Atleos Corp. 9.50% 4/1/2029[1]	1,075	1,166
	NCR Voyix Corp. 5.125% 4/15/2029[1]	343	328
	Open Text Corp. 3.875% 2/15/2028[1]	645	608
	Open Text Corp. 3.875% 12/1/2029[1]	250	227
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	195
	Shift4 Payments, LLC, 6.75% 8/15/2032[1]	800	814
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	342
	UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,884
	Unisys Corp. 6.875% 11/1/2027[1]	815	795
	Viasat, Inc. 5.625% 9/15/2025[1]	545	542
	Viasat, Inc. 5.625% 4/15/2027[1]	4,790	4,641
	Viasat, Inc. 6.50% 7/15/2028[1]	870	706
	Viasat, Inc. 7.50% 5/30/2031[1]	2,394	1,667
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	209
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]	542	546
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]	3,110	3,133
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	374
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	305
			63,129

Real estate 6.43%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	2,063	1,654
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,322	996
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	413
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,197	1,183
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	220	209
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.997% 1/31/2030[3,4]	294	295
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	453
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	89
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	270
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,291
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,628	2,430
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,633	3,274
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	982
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	355
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	215
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,235	3,090
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,519
	Iron Mountain, Inc. 5.625% 7/15/2032[1]	220	210
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	175	174
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	2,062
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,435
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,982
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	440	441
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,249	1,205

American Funds Insurance Series	228

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	USD780	$736
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	610	628
	MPT Operating Partnership, LP 3.325% 3/24/2025	EUR240	240
	MPT Operating Partnership, LP 2.50% 3/24/2026	GBP540	601
	MPT Operating Partnership, LP 5.25% 8/1/2026	USD257	237
	MPT Operating Partnership, LP 5.00% 10/15/2027	8,288	6,995
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,334	842
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	772
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	386
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	460	456
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	45	44
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	726
	SBA Communications Corp. 3.125% 2/1/2029	131	118
	Service Properties Trust 5.25% 2/15/2026	117	114
	Service Properties Trust 4.75% 10/1/2026	1,515	1,435
	Service Properties Trust 4.95% 2/15/2027	1,931	1,806
	Service Properties Trust 5.50% 12/15/2027	350	329
	Service Properties Trust 3.95% 1/15/2028	3,031	2,542
	Service Properties Trust 8.375% 6/15/2029	1,985	1,921
	Service Properties Trust 4.95% 10/1/2029	2,868	2,284
	Service Properties Trust 4.375% 2/15/2030	2,825	2,138
	Service Properties Trust 8.625% 11/15/2031[1]	4,520	4,724
	Service Properties Trust 8.875% 6/15/2032	1,050	973
	VICI Properties, LP 4.625% 6/15/2025[1]	620	618
	VICI Properties, LP 3.875% 2/15/2029[1]	1,130	1,066
			59,958

Consumer staples 3.77%
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	882
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	905
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	444
	Amer Sports Co. 6.75% 2/16/2031[1]	700	710
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,324
	B&G Foods, Inc. 8.00% 9/15/2028[1]	965	993
	Central Garden & Pet Co. 4.125% 10/15/2030	915	823
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	1,575	1,394
	Coty, Inc. 5.00% 4/15/2026[1]	420	420
	Coty, Inc. 4.75% 1/15/2029[1]	1,310	1,250
	Coty, Inc. 6.625% 7/15/2030[1]	770	783
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,071
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,171
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	775	814
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,4]	160	160
	H.J. Heinz Co. 3.875% 5/15/2027	275	270
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	328
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	504
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	455	434
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,757
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	390	353
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	700
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	573	532
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	725	726
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	437
	Post Holdings, Inc. 4.625% 4/15/2030[1]	1,920	1,772
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,151
	Post Holdings, Inc. 6.375% 3/1/2033[1]	415	407
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	135

229	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	USD1,275	$1,120
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	516
	TreeHouse Foods, Inc. 4.00% 9/1/2028	2,075	1,887
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,288	2,257
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.107% 5/1/2031[3,4]	2,583	2,630
	US Foods, Inc. 4.625% 6/1/2030[1]	510	480
	US Foods, Inc. 5.75% 4/15/2033[1]	470	458
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,085	1,052
			35,098

Utilities 2.08%
	Aegea Finance SARL 9.00% 1/20/2031[1]	330	337
	AmeriGas Partners, LP 5.50% 5/20/2025	102	101
	AmeriGas Partners, LP 5.75% 5/20/2027	302	281
	Calpine Corp. 4.50% 2/15/2028[1]	150	144
	Calpine Corp. 5.125% 3/15/2028[1]	518	503
	Calpine Corp. 3.75% 3/1/2031[1]	500	447
	Comision Federal de Electricidad 5.70% 1/24/2030[1]	460	442
	DPL, Inc. 4.125% 7/1/2025	555	548
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5,10]	1,155	1,165
	FirstEnergy Corp. 2.25% 9/1/2030	980	844
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	355	361
	Lightning Power, LLC 7.25% 8/15/2032[1]	650	670
	MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[3,4]	279	283
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	96
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	210
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	648
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,385
	PG&E Corp. 5.00% 7/1/2028	3,100	3,031
	PG&E Corp. 5.25% 7/1/2030	3,365	3,296
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[5]	1,670	1,718
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,147	2,290
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,4]	281	283
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	320	317
			19,400
	Total corporate bonds, notes & loans		805,908
U.S. Treasury bonds & notes 0.36%
U.S. Treasury 0.36%
	U.S. Treasury 4.25% 11/15/2034[11]	3,410	3,323

Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]	591	591

Municipals 0.05%
Puerto Rico 0.05%
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	327	201
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	361	224
	Total municipals		425

American Funds Insurance Series	230

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Honduras (Republic of) 8.625% 11/27/2034[1]	USD390	$388
	Total bonds, notes & other debt instruments (cost: $819,735,000)		810,635
Convertible bonds & notes 0.04%
Communication services 0.04%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[6]	371	391
	Total convertible bonds & notes (cost: $395,000)		391

Common stocks 6.41%		Shares
Health care 2.20%
	Rotech Healthcare, Inc.[7,9,12]	201,793	17,812
	Endo, Inc.[12]	98,326	2,330
	Endo GUC Trust, Class A1[1,7,12]	192,719	72
	Endo, Inc., 1L 7.50% Escrow[7,12]	5,505,000	— [8]
	Endo, Inc., 1L 6.875% Escrow[7,12]	520,000	— [8]
	Endo, Inc., 1L 6.125% Escrow[7,12]	525,000	— [8]
	Mallinckrodt PLC[12]	3,631	321
			20,535

Energy 1.35%
	Constellation Oil Services Holding SA7,12	11,240,370	4,574
	Ascent Resources, LLC, Class A7,9	62,978	2,971
	New Fortress Energy, Inc., Class A13	109,372	1,654
	Expand Energy Corp.	16,161	1,609
	Altera Infrastructure, LP7,12	9,127	738
	Weatherford International	10,059	720
	Mesquite Energy, Inc.[7,12]	3,558	202
	Exxon Mobil Corp.	739	79
	Bighorn Permian Resources, LLC[7]	2,894	— [8]
			12,547

Information technology 1.30%
	Diebold Nixdorf, Inc.[12]	281,243	12,105

Utilities 1.13%
	Talen Energy Corp.[12]	50,368	10,148
	PG&E Corp.	18,786	379
			10,527

Consumer discretionary 0.15%
	NMG Parent, LLC[7,12]	9,965	1,222
	MYT Holding Co., Class B12	608,846	232
	Party City Holdco, Inc.[7,12]	126,254	— [8]
	Party City Holdco, Inc.[1,7,12]	1,260	— [8]
			1,454

Materials 0.14%
	Venator Materials PLC[7,12]	3,232	1,285

Real estate 0.08%
	WeWork, Inc.[7,12]	57,167	743

231	American Funds Insurance Series

American High-Income Trust® (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 0.03%
	Intelsat SA	8,182	$249
	iHeartMedia, Inc., Class A12	22,639	45
			294

Financials 0.03%
	Navient Corp.	20,000	266
	Total common stocks (cost: $40,714,000)		59,756
Preferred securities 0.43%
Consumer discretionary 0.24%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	2,196

Industrials 0.19%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,12]	1,022	1,797
	Total preferred securities (cost: $2,933,000)		3,993
Rights & warrants 0.01%
Energy 0.01%
	Expand Energy Corporation, Class C, warrants, expire 2/9/2026[12]	457	39

Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[7,12]	27,111	— [8]
	Total rights & warrants (cost: $439,000)		39

Short-term securities 4.90%
Money market investments 4.90%
	Capital Group Central Cash Fund 4.50%[14,15]	456,322	45,641
	Total short-term securities (cost: $45,638,000)		45,641
	Total investment securities 98.77% (cost: $909,854,000)		920,455
	Other assets less liabilities 1.23%		11,508
	Net assets 100.00%		$931,963

American Funds Insurance Series	232

American High-Income Trust® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	111	4/3/2025	USD22,823	$(14)
5 Year U.S. Treasury Note Futures	Long	153	4/3/2025	16,265	(106)
10 Year Ultra U.S. Treasury Note Futures	Short	8	3/31/2025	(891)	13
10 Year U.S. Treasury Note Futures	Short	13	3/31/2025	(1,414)	25
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2025	(119)	6
					$(76)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD3,815	$(305)	$(262)	$(43)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	14,000	(1,080)	(1,167)	87
					$(1,385)	$(1,429)	$44
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 4.50%[14]	$27,114	$249,518	$230,999	$3	$5	$45,641	$1,402
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,12]	9/26/2013	$4,331	$17,812	1.91%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023	3,567	3,651.39
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023-12/13/2024	261	263.03
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	6/23/2023-10/22/2024	3,043	3,133.33

233	American Funds Insurance Series

American High-Income Trust® (continued)
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A7	11/15/2016	$302	$2,971	.32%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	10/22/2024	523	546.06
Total		$12,027	$28,376	3.04%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,435,000, which represented 64.11% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,038,000, which represented 3.76% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Step bond; coupon rate may change at a later date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $28,376,000, which represented 3.04% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .03% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,654,000, which represented 0.18% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	234

American Funds Mortgage Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.77%		Principal amount (000)	Value (000)
Mortgage-backed obligations 84.59%
Federal agency mortgage-backed obligations 82.32%
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1,3]	29	28
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	132	110
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	228	182
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	293	234
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	16	13
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	75	63
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	157	134
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	84	72
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	5	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	177	152
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	222	190
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	237	197
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	101	84
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	1	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	26	21
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	27	25
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	23	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	3	3
	Fannie Mae Pool #CA6409 2.50% 7/1/2050[1]	94	77
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	14
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	4	4
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	66	54
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	136	107
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	11	9
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	24	23
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,431	1,177
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1,3]	1,550	1,226
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	355	280
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	180	156
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	24	20
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	33	28
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	392	323
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	23	19
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	2	2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	401	332
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	189	158
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	208	172
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	83	72
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	242	208
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	401	330
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	406	373
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,027	942
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	172	152
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	1,043	1,015
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	709	553

235	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	USD104	$100
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	37	37
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	34	33
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	444	419
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	97	94
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,125	1,030
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	9	8
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	68	67
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	101	103
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	83	84
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	27	24
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1,3]	2,984	2,882
	Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	245	253
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	65	67
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	44	41
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	1,784	1,724
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	50	49
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	52	51
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	277	279
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	270	261
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	778	770
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	369	372
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	562	529
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	209	207
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	449	453
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	93	87
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	562	529
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	293	289
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,357	1,341
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	44	45
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	14	15
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	325	334
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	81	80
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	509	521
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	237	243
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	918	865
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,538	1,519
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	156	154
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	146	144
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	44	45
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	137	139
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	286	292
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	18	19
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	289	290
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	249	253
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	44	45
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	38	39
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	22	22
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	302	311
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	95	87
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	582	589
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	382	387
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	183	184
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	137	138
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	127	127
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	64	65
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	40	40
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	8	8
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	781	804
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	464	479
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	137	141

American Funds Insurance Series	236

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	USD137	$140
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	91	93
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	82	84
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	51	53
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	230	232
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	198	200
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	151	151
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	86	87
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	56	57
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	31	31
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	29	30
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	20	20
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	19	19
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	10	10
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	376	384
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	179	183
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	519	514
	Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	281	279
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	494	502
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	26	26
	Fannie Mae Pool #DB2354 4.50% 11/1/2054[1]	475	447
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	51	50
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	44	44
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	350	320
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	188	177
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	119	105
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	130	114
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	45	37
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	45	43
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	751	653
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	489	486
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,521	1,216
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	286	245
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	86	71
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	80	67
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	27	22
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,4]	257	253
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16	14
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	23	21
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	15	14
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	13	12
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	23	22
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	42	40
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	22	21
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15	15
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	37	36
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	15	13
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	135	117
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	4	4
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	177	139
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	186	153
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	309	243
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	2
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	287	227
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	209	179
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	70	56

237	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	USD58	$48
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	152	136
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	985	886
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	6
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	1,493	1,270
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	689	587
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,296	1,104
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	115	98
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,114	1,051
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	599	581
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	217	215
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	236	229
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	103	102
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	337	324
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	325	307
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	737	757
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	30	26
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	377	355
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	41	40
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	116	112
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	81	78
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	90	89
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	228	215
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	1,475	1,426
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	54	55
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	26	25
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	288	285
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	61	62
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	56	57
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	39	40
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	28	29
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	837	828
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	51	51
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	37	37
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	2,715	2,731
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	978	985
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	117	119
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	450	453
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	332	334
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	117	119
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	1,621	1,567
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,045	1,010
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	75	77
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	531	551
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	452	447
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,696	1,707
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,335	1,344
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	56	58
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	12	12
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	700	727
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	51	52
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	65	65
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	14	14
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	101	102
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	19	19
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	58	60
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	552	505
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	63	63
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	45	45
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	27	28

American Funds Insurance Series	238

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	USD476	$490
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	72	74
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	23	23
	Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	730	753
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	234	241
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	52	54
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	17	18
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	400	405
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	238	241
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	205	207
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	187	190
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	137	138
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	79	79
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	68	69
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	35	36
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	218	223
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	90	92
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	76	78
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	73	75
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	303	301
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	271	273
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	240	242
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	178	180
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	152	153
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	126	128
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	117	118
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	39	39
	Freddie Mac Pool #SD6323 6.50% 8/1/2054[1]	1,859	1,903
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	1,218	1,244
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	263	271
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	155	159
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	119	122
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	104	107
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	66	68
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	46	47
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	29	30
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	127	128
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	70	71
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	67	67
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	59	59
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	37	38
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	345	354
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	232	237
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	96	99
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	38	40
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	21	21
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	994	909
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	533	488
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	487	459
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	232	212
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	501	471
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	532	515
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	380	375
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	295
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	83	78
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	81	70
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	161	148

239	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	USD112	$104
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	21	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	88	84
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	27	23
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	646	558
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	205	197
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	300	264
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	307	273
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	261	229
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	269	254
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	312	275
	Government National Mortgage Assn. 3.00% 1/1/2055[1,5]	50	43
	Government National Mortgage Assn. 5.00% 1/1/2055[1,5]	80	78
	Government National Mortgage Assn. 5.50% 1/1/2055[1,5]	273	271
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	581	557
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	240	223
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	48	46
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	485	452
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	66	69
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	75	71
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	157	155
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	10
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	79	78
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	78	69
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	184	166
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	84	76
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1,3]	792	742
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	87	70
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	35	29
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	77	62
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	332	272
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	81	66
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	518	436
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	324	269
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	71	59
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	172	143
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	145	121
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	44	37
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	228	191
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	62	54
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	161	149
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	248	235
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	14	14
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	81	75
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,527	1,445

American Funds Insurance Series	240

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AN1825 4.507% 6/20/2065[1]	USD26	$25
	Government National Mortgage Assn. Pool #AO0461 4.542% 8/20/2065[1]	8	7
	Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065[1]	28	28
	Government National Mortgage Assn. Pool #AO0385 4.38% 1/20/2066[1]	164	163
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	206	150
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]	285	259
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,5]	125	120
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	139	108
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]	1,035	879
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]	3,114	2,755
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	1	1
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]	82	77
			91,235

Commercial mortgage-backed securities 1.52%
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,4,6]	891	889
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,4,6]	119	119
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	386
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,4,6]	88	88
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[1,4]	100	100
			1,682

Collateralized mortgage-backed obligations (privately originated) 0.75%
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	145	135
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	62	55
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]	199	187
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,4,6]	93	92
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,4,6]	241	244
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,4,6]	99	99
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	9	9
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	15	15
			836
	Total mortgage-backed obligations		93,753
U.S. Treasury bonds & notes 8.46%
U.S. Treasury 8.46%
	U.S. Treasury 2.75% 2/28/2025	397	396
	U.S. Treasury 4.625% 2/28/2025	397	397
	U.S. Treasury 3.875% 3/31/2025	294	294
	U.S. Treasury 4.625% 6/30/2025	397	398
	U.S. Treasury 4.375% 7/31/2026	1,035	1,037
	U.S. Treasury 3.50% 9/30/2026	465	459
	U.S. Treasury 4.125% 7/31/2028	850	844
	U.S. Treasury 4.50% 5/31/2029	3,075	3,091
	U.S. Treasury 4.125% 11/30/2029	745	737
	U.S. Treasury 4.25% 6/30/2031	1,045	1,033
	U.S. Treasury 3.625% 9/30/2031	420	399
	U.S. Treasury 1.875% 2/15/2032	10	9

241	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041[3]		USD240	$161
U.S. Treasury 3.25% 5/15/2042		106	86
U.S. Treasury 1.875% 11/15/2051		65	36
Total U.S. Treasury bonds & notes			9,377
Asset-backed obligations 1.72%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,6]		29	29
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,6]		10	10
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]		10	10
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		90	88
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		28	28
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]		86	86
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]		28	28
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]		21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]		17	17
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	262
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]		37	37
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,6]		19	19
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,6]		45	45
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		27	28
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		75	68
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]		95	85
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		117	109
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,4,6]		97	96
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	92
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		81	82
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]		27	27
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		16	16
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		5	5
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		5	5
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	101
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]		501	502
			1,908
Total bonds, notes & other debt instruments (cost: $107,084,000)			105,038
Short-term securities 8.78%	Weighted average yield at acquisition
Commercial paper 2.44%
Cisco Systems, Inc. 2/7/2025[6]	4.550%	750	747
ING (U.S.) Funding, LLC 2/18/2025[6]	4.226	800	795
PepsiCo, Inc. 2/25/2025[6]	4.480	1,171	1,163
			2,705

American Funds Insurance Series	242

American Funds Mortgage Fund® (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 6.34%
Federal Farm Credit Banks 1/22/2025	4.220%	USD1,950	$1,945
Federal Home Loan Bank 1/2/2025	4.310	500	500
Federal Home Loan Bank 1/8/2025	4.550	1,100	1,099
Federal Home Loan Bank 2/7/2025	4.480	1,100	1,095
Federal Home Loan Bank 2/19/2025	4.362	1,000	995
Federal Home Loan Bank 2/26/2025	4.432	1,400	1,391
Total short-term securities (cost: $9,728,000)			9,730
Options purchased (equity style) 0.02%
Options purchased (equity style)*			17
Total options purchased (equity style) (cost: $24,000)			17
Total investment securities 103.57% (cost: $116,836,000)			114,785
Other assets less liabilities (3.57)%			(3,954)
Net assets 100.00%			$110,831
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	6	6/13/2025	USD97.00	USD1,500	$1
3 Month SOFR Futures Option	11	9/12/2025	97.00	2,750	2
3 Month SOFR Futures Option	15	9/12/2025	98.00	3,750	1
3 Month SOFR Futures Option	34	12/12/2025	97.00	8,500	13
					$17
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Short	3	9/17/2025	USD(719)	$(1)
2 Year U.S. Treasury Note Futures	Long	256	4/3/2025	52,636	(42)
5 Year U.S. Treasury Note Futures	Long	165	4/3/2025	17,540	(112)
10 Year Ultra U.S. Treasury Note Futures	Long	79	3/31/2025	8,794	(127)
10 Year U.S. Treasury Note Futures	Long	63	3/31/2025	6,851	(101)
20 Year U.S. Treasury Note Futures	Short	51	3/31/2025	(5,806)	160
30 Year Ultra U.S. Treasury Bond Futures	Long	19	3/31/2025	2,259	(118)
					$(341)

243	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$17	$—	$17
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	124	—	124
						$141	$—	$141

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $965,000, which represented .87% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,808,000, which represented
6.14% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	244

Ultra-Short Bond Fund
Investment portfolio December 31, 2024

Short-term securities 100.73%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 66.52%
Alberta (Province of) 1/3/2025[1]	4.560%	USD12,000	$11,996
Alphabet, Inc. 1/6/2025[1]	4.320	10,000	9,993
Australia & New Zealand Banking Group, Ltd. 2/27/2025[1]	4.471	10,000	9,930
Bank of Montreal 1/15/2025[1]	4.610	11,000	10,980
Banque et Caisse d’Epargne de l’Etat 3/18/2025	4.414	10,000	9,906
British Columbia (Province of) 1/28/2025	4.530	6,000	5,980
British Columbia (Province of) 2/25/2025	4.550	5,500	5,462
CAFCO, LLC 3/4/2025[1]	4.540	12,000	11,906
Caisse des Dépôts et Consignations 1/22/2025	4.550	11,000	10,971
Chevron Corp. 1/23/2025[1]	4.580	10,200	10,172
Cisco Systems, Inc. 1/17/2025[1]	4.600	7,000	6,986
DBS Bank, Ltd. 1/14/2025[1]	4.500	7,000	6,988
Desjardins Group 3/4/2025[1]	4.530	12,200	12,105
Honeywell International, Inc. 1/8/2025[1]	3.978	7,000	6,993
KfW 3/7/2025[1]	4.450	10,000	9,921
Komatsu Finance America, Inc. 1/2/2025[1]	4.550	6,000	5,998
Komatsu Finance America, Inc. 1/16/2025[1]	4.500	5,600	5,589
LVMH Moët Hennessy Louis Vuitton, Inc. 3/5/2025[1]	4.490	9,000	8,929
Manhattan Asset Funding Company, LLC 3/11/2025[1]	4.500	5,275	5,229
Novartis Finance Corp. 1/8/2025[1]	4.560	6,400	6,394
Oversea-Chinese Banking Corp., Ltd. 3/18/2025[1]	4.450	8,000	7,924
Paccar Financial Corp. 1/9/2025	4.560	12,000	11,987
PepsiCo, Inc. 2/25/2025[1]	4.480	11,100	11,025
Québec (Province of) 2/11/2025[1]	4.480	11,000	10,945
Sanofi 1/22/2025[1]	4.486	11,000	10,971
			225,280
Federal agency bills & notes 21.42%
Federal Farm Credit Banks 1/22/2025	4.220	11,100	11,071
Federal Farm Credit Banks 1/28/2025	4.198	10,000	9,969
Federal Farm Credit Banks 1/29/2025	4.327	10,000	9,969
Federal Home Loan Bank 1/3/2025	4.550	7,500	7,499
Federal Home Loan Bank 1/8/2025	4.550	7,600	7,595
Federal Home Loan Bank 1/15/2025	4.535	8,400	8,387
Federal Home Loan Bank 1/27/2025	4.500	2,400	2,393
Federal Home Loan Bank 2/12/2025	4.385	9,650	9,603
Federal Home Loan Bank 2/26/2025	4.432	6,100	6,061
			72,547
U.S. Treasury bills 12.79%
U.S. Treasury 1/2/2025	4.511	6,500	6,500
U.S. Treasury 1/9/2025	4.528	12,500	12,490
U.S. Treasury 1/16/2025	4.526	15,400	15,375
U.S. Treasury 1/21/2025	4.450	2,500	2,494
U.S. Treasury 2/4/2025	4.478	6,500	6,475
			43,334
Total short-term securities (cost: $341,138,000)			341,161
Total investment securities 100.73% (cost: $341,138,000)			341,161
Other assets less liabilities (0.73)%			(2,483)
Net assets 100.00%			$338,678

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,974,000, which represented 53.44% of the net assets of the fund.

245	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	246

U.S. Government Securities Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 87.68%		Principal amount (000)	Value (000)
Mortgage-backed obligations 54.53%
Federal agency mortgage-backed obligations 54.47%
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD10	$10
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	13	13
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	492	476
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,103	1,066
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	12
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	18	18
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	7	7
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	25,357	21,189
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	272	271
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	146	145
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	30	30
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	128	128
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	20	19
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	78	78
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	12	12
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,503	2,082
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,150	955
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	16
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	745	618
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	5
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	30	27
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	55	50
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,705	3,347
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	47	42
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	13	11
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	6	6
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	5
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	108	100
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,649	2,383
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	35	32
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	68	63
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	93	87
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	25	23
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	14	13
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	954	858
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	358	322
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	94	84
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	474	428
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	261	234
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	2,992	2,591
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	768	637
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	27	23
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	485	400
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	165	137
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,655	1,377
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	201	158
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	70	55
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	944	749

247	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	USD598	$470
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	9	7
	Fannie Mae Pool #FM6856 2.50% 4/1/2051[1]	359	296
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	4
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,728	4,092
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,392	1,145
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	168	139
	Fannie Mae Pool #FM8422 2.50% 8/1/2051[1]	517	422
	Fannie Mae Pool #FM8745 2.50% 9/1/2051[1]	1,290	1,052
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	611	504
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	387	315
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	44	35
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,083	894
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	698	608
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	58	47
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,039	1,751
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	412	321
	Fannie Mae Pool #FS5037 2.50% 2/1/2052[1]	394	322
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	175	145
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,222	2,789
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	419	385
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	7,485	6,106
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	600	550
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	105	82
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,713	2,487
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	55	54
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	48	47
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	218	171
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	44	36
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,382	2,113
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,868	2,705
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	317	307
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	51	49
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,285	1,178
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	682	642
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,063	8,779
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	3,390	2,643
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	939	888
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	847	801
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	8,747	8,476
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	4,993	4,830
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	635	629
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	575	569
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	89	88
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	235	241
	Fannie Mae Pool #CB5118 4.00% 11/1/2052[1]	54	50
	Fannie Mae Pool #BX3198 4.00% 12/1/2052[1]	54	49
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,670	2,517
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,072	2,095
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,398	1,280
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10	9
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	762	778
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	984	990
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	880	886
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	634	642
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	228	209
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,230	2,203
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	380	393
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	973	891
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	330	326
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	1,948	1,962

American Funds Insurance Series	248

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	USD1,380	$1,264
	Fannie Mae Pool #CB6590 4.00% 6/1/2053[1]	74	68
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,020	2,984
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,049	3,069
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,105	2,120
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	1,877	1,901
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,510	1,521
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,419	1,436
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	808	740
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]	46	42
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	2,947	2,775
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	379	357
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,241	10,126
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,790	1,800
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	302	304
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	63	58
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	463	437
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	211	209
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	27	25
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	6,942	7,105
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,715	2,485
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	22,730	22,454
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	552	555
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	736	756
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	252	258
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,449	9,141
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	24	22
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	542	536
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	153	151
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	13,524	13,853
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	3,910	4,004
	Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	997	914
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	927	848
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	4,269	4,021
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	500	494
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,003	991
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	405	400
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,840	2,600
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,311	1,302
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	673	683
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	1,778	1,816
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,354	1,394
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	5,852	5,779
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	16,358	16,712
	Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	2,025	2,078
	Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]	699	658
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,188	3,224
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,733	1,742
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	4,728	4,874
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	43	39
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	7,886	7,975
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,008	4,057
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	1,097	1,104
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	963	968
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	7,260	7,502
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	2,091	2,144
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	1,828	1,867
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,186	1,221
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	2,983	2,730
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	2,370	2,384
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	2,333	2,347

249	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	USD632	$635
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	240	243
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	123	124
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	98	99
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	29,174	29,803
	Fannie Mae Pool #MA5467 4.00% 9/1/2054[1]	472	432
	Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	2,039	2,024
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[1]	2,996	2,742
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	1,486	1,503
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]	1,991	1,822
	Fannie Mae Pool #DC5704 4.00% 11/1/2054[1]	134	122
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	3,477	3,272
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	213	211
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	409	415
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	7,116	6,512
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,198	1,001
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	374	352
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	461	401
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	— [2]	— [2]
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
	Freddie Mac Pool #1H1354 7.008% 11/1/2036[1,3]	34	36
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	240	239
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	502	501
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	670	557
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	659	547
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,560	1,293
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,459	8,036
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	22	20
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26	24
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	116	109
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	169	153
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,3]	218	214
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	42	38
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	63	57
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,011	5,559
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	46	41
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	42	38
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	35	31
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	31	28
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	24	21
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	17
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	11	10
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,143	1,065
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	60	56
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	53	49
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	21
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	93	87
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	5,717	5,304
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	168	161
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	87	84
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	61	58
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	18	17
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	135	121
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	41	37
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	324	292
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	165	148

American Funds Insurance Series	250

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	USD28	$24
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,216	955
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,862	1,534
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	33	26
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	55	43
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,101	1,661
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	141	122
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	8,733	7,202
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	430	341
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	456	377
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	284	234
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	133	115
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	11,509	10,354
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	161	143
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	352	322
	Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]	443	398
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	8,770	7,463
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	755	615
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	3,327	2,834
	Freddie Mac Pool #SD4554 4.00% 8/1/2052[1]	142	130
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	184	173
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	793	768
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	48	46
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	42	40
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	860	810
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	212	200
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	126	118
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,945	9,638
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	1,428	1,308
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,308	3,119
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,216	3,032
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	84	79
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,052	1,011
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	966	913
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	1,987	1,966
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,578	4,699
	Freddie Mac Pool #QF8523 4.00% 2/1/2053[1]	771	706
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	799	732
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	905	895
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	855	860
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	464	467
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	86	81
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	808	799
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	527	521
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	4,025	4,048
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,803	1,815
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	272	281
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,525	1,508
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	15,501	15,596
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	3,899	3,926
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	1,995	2,009
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	907	914
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	429	434
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	393	399
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	275	278
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	197	202
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,126	2,188
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	1,872	1,920
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,758	1,816
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,716	1,773
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,239	1,282

251	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	USD932	$962
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	665	681
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	485	508
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	17,688	17,490
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	634	627
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	25,018	25,189
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	21,195	21,321
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	754	745
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	41,244	41,468
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,228	2,245
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	96	98
	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	11,284	10,910
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	4,951	4,980
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	12,706	12,976
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	734	691
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,316	3,278
	Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	11,362	11,638
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	1,763	1,614
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	804	757
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	7,471	7,752
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	171	161
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,058	2,033
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	5,495	5,628
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	447	458
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	9,857	10,230
	Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	161	147
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	983	971
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,408	4,460
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	227	228
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	527	521
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	525	481
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	587	583
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	106	104
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	497	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	492	488
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	435	437
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,668	2,746
	Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	1,332	1,367
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	56	51
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,342	12,496
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	181	182
	Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	3,120	3,209
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,159	1,195
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	716	736
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	8,817	8,885
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,217	3,251
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	263	266
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	7,694	7,870
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	3,031	3,095
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	2,570	2,641
	Freddie Mac Pool #QJ1153 4.00% 8/1/2054[1]	653	597
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,357	4,327
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	1,053	1,040
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	3,494	3,515
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	1,905	1,935
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	1,618	1,631
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	1,300	1,318
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	1,246	1,259
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	154	157
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	66,703	68,144
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	4,233	4,373

American Funds Insurance Series	252

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8480 4.00% 9/1/2054[1]	USD10,979	$10,045
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	516	522
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	288	293
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	266	270
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	244	247
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	159	160
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	8,143	8,319
	Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]	5,242	5,387
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	2,981	2,727
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	5,433	5,513
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	2,586	2,366
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	23	22
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	77	71
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	2,754	2,720
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,815
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,717	3,457
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	741	636
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	299	258
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,799	3,506
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,380	3,125
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	811	680
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,136	1,008
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	377	359
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,596	3,153
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	444	421
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,655	1,562
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	631	551
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	340	297
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,438	1,316
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	14,585	14,017
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	3,732	3,466
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,055	954
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	369
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,614	3,418
	Government National Mortgage Assn. 3.00% 1/1/2055[1,4]	236	205
	Government National Mortgage Assn. 3.50% 1/1/2055[1,4]	55	49
	Government National Mortgage Assn. 5.00% 1/1/2055[1,4]	5	5
	Government National Mortgage Assn. 5.50% 1/1/2055[1,4]	1,905	1,889
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	62	64
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	11	11
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	129	135
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	26	27

253	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	USD137	$137
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	66	69
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,890	1,923
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	670	674
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	447	430
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	14
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	800	642
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	701	562
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,724	3,870
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,051	1,715
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	659	542
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,676	3,099
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	86	72
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,137	2,607
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,645	1,370
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,032	858
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	752	619
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	914	764
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	195	169
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	2,228	1,993
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	665	595
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4,218	3,774
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	324	299
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	439	405
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	222	204
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	56	54
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,453	4,215
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,854	2,701
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,189	1,125
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	4,526	4,173
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	5,947	5,482
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,423	1,347
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	429	313
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,4]	1,115	985
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,4]	2,275	2,066
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,4]	920	883
	Uniform Mortgage-Backed Security 5.00% 1/1/2040[1,4]	780	776
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]	1,319	1,026
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]	1,231	1,002
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,4]	6,885	5,849
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]	19,863	17,570
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,4]	554	521
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,4]	5,792	5,591
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,4]	11,178	11,231
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,4]	682	642
			991,465

Collateralized mortgage-backed obligations 0.06%
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,073	1,008
	Total mortgage-backed obligations		992,473

U.S. Treasury bonds & notes 29.51%
U.S. Treasury 25.50%
	U.S. Treasury 4.625% 6/30/2025	5,863	5,878
	U.S. Treasury 3.125% 8/15/2025	390	387
	U.S. Treasury 3.00% 9/30/2025	3,090	3,062
	U.S. Treasury 5.00% 9/30/2025	3,170	3,187
	U.S. Treasury 3.00% 10/31/2025	1,395	1,382
	U.S. Treasury 4.25% 12/31/2025	17,685	17,691

American Funds Insurance Series	254

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.25% 1/31/2026	USD30,610	$30,618
	U.S. Treasury 4.625% 2/28/2026	9,375	9,415
	U.S. Treasury 4.625% 3/15/2026	11,050	11,100
	U.S. Treasury 4.50% 3/31/2026	1,435	1,439
	U.S. Treasury 4.875% 4/30/2026	35,525	35,812
	U.S. Treasury 0.875% 6/30/2026	2,065	1,966
	U.S. Treasury 4.50% 7/15/2026	10,366	10,406
	U.S. Treasury 4.375% 7/31/2026	25,795	25,846
	U.S. Treasury 4.625% 9/15/2026	10,209	10,272
	U.S. Treasury 3.50% 9/30/2026	11,100	10,963
	U.S. Treasury 4.50% 4/15/2027	30,000	30,158
	U.S. Treasury 0.50% 4/30/2027	1,250	1,147
	U.S. Treasury 2.625% 5/31/2027	2,290	2,205
	U.S. Treasury 3.75% 8/15/2027	5,043	4,980
	U.S. Treasury 3.625% 5/31/2028	14,850	14,528
	U.S. Treasury 1.25% 6/30/2028	3,325	2,998
	U.S. Treasury 4.00% 6/30/2028	6,907	6,838
	U.S. Treasury 1.00% 7/31/2028	970	864
	U.S. Treasury 4.125% 7/31/2028	17,685	17,567
	U.S. Treasury 2.625% 2/15/2029	3,270	3,058
	U.S. Treasury 4.50% 5/31/2029	17,450	17,540
	U.S. Treasury 2.625% 7/31/2029	9,309	8,640
	U.S. Treasury 4.00% 7/31/2029	15,070	14,839
	U.S. Treasury 4.125% 10/31/2029	4,800	4,747
	U.S. Treasury 4.125% 11/30/2029	10,200	10,088
	U.S. Treasury 3.75% 6/30/2030	17,030	16,481
	U.S. Treasury 4.625% 9/30/2030	1,290	1,303
	U.S. Treasury 4.875% 10/31/2030	625	639
	U.S. Treasury 4.25% 6/30/2031	9,625	9,509
	U.S. Treasury 4.125% 11/30/2031	3,240	3,172
	U.S. Treasury 2.75% 8/15/2032	8,095	7,184
	U.S. Treasury 3.875% 8/15/2033	3,180	3,029
	U.S. Treasury 4.375% 5/15/2034	4,992	4,919
	U.S. Treasury 3.875% 8/15/2034	1,970	1,864
	U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,303
	U.S. Treasury 4.625% 2/15/2040	90	89
	U.S. Treasury 1.375% 11/15/2040	1,945	1,206
	U.S. Treasury 3.875% 5/15/2043	820	723
	U.S. Treasury 4.375% 8/15/2043	40	38
	U.S. Treasury 4.125% 8/15/2044[6]	11,760	10,654
	U.S. Treasury 2.50% 2/15/2045	4,850	3,369
	U.S. Treasury 2.50% 2/15/2046	3,900	2,669
	U.S. Treasury 2.50% 5/15/2046	1,585	1,080
	U.S. Treasury 2.875% 11/15/2046	2,700	1,964
	U.S. Treasury 3.00% 8/15/2048	750	549
	U.S. Treasury 2.375% 11/15/2049	1,435	914
	U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,044
	U.S. Treasury 1.375% 8/15/2050	4,330	2,116
	U.S. Treasury 1.625% 11/15/2050[6]	26,165	13,671
	U.S. Treasury 1.875% 2/15/2051	5,892	3,283
	U.S. Treasury 2.375% 5/15/2051	6,280	3,955
	U.S. Treasury 2.00% 8/15/2051	5,226	2,991
	U.S. Treasury 1.875% 11/15/2051	3,164	1,748
	U.S. Treasury 3.00% 8/15/2052	895	643
	U.S. Treasury 4.00% 11/15/2052	1,849	1,613
	U.S. Treasury 4.75% 11/15/2053	205	203
	U.S. Treasury 4.25% 2/15/2054[6]	11,130	10,171

255	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,461
	U.S. Treasury 4.25% 8/15/2054	6,935	6,346
	U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	499
			464,023

U.S. Treasury inflation-protected securities 4.01%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	4,192	4,168
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,360	2,347
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,082	10,776
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,870	2,751
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[7]	36,185	35,591
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,060	934
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,296	2,859
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]	6,976	6,764
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	137	133
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,460	1,119
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,702	1,248
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	314	229
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	357	208
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	140	77
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,253	1,005
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	3,050	2,826
			73,035
	Total U.S. Treasury bonds & notes		537,058
Federal agency bonds & notes 3.64%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	136	134
	Fannie Mae 7.125% 1/15/2030[6]	2,000	2,242
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,273
	Federal Home Loan Bank 5.50% 7/15/2036	300	318
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,706
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,652
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,866
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,750
	Tennessee Valley Authority 5.88% 4/1/2036	875	949
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	222
	Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	729	685
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,660
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,139	1,161
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,201
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,176
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	9,885
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	2,940
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,919
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,663
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,001

American Funds Insurance Series	256

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		USD2,327	$2,101
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,462
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	292
			66,258
Total bonds, notes & other debt instruments (cost: $1,651,123,000)			1,595,789
Short-term securities 14.50%	Weighted average yield at acquisition
Commercial paper 5.39%
Alphabet, Inc. 1/6/2025[5]	4.320%	10,000	9,993
CHARTA, LLC 1/9/2025[5]	4.580	27,000	26,972
Chevron Corp. 1/23/2025[5]	4.580	12,200	12,166
Cisco Systems, Inc. 2/7/2025[5]	4.550	14,000	13,936
Honeywell International, Inc. 1/8/2025[5]	3.978	20,000	19,981
Paccar Financial Corp. 1/8/2025	4.560	10,000	9,990
Paccar Financial Corp. 1/9/2025	4.560	5,000	4,994
			98,032

U.S. Treasury bills 0.41%
U.S. Treasury 2/6/2025	4.231	7,500	7,469

Federal agency bills & notes 8.70%
Federal Farm Credit Banks 1/22/2025	4.220	21,950	21,893
Federal Farm Credit Banks 1/29/2025	4.380	3,300	3,290
Federal Home Loan Bank 1/2/2025	4.310	10,200	10,200
Federal Home Loan Bank 1/15/2025	4.535	10,800	10,783
Federal Home Loan Bank 1/23/2025	4.255	20,000	19,950
Federal Home Loan Bank 2/7/2025	4.480	5,000	4,979
Federal Home Loan Bank 2/14/2025	4.260	11,255	11,198
Federal Home Loan Bank 2/24/2025	4.225	17,350	17,242
Federal Home Loan Bank 2/26/2025	4.432	10,000	9,935
Federal Home Loan Bank 3/5/2025	4.365	9,250	9,183
Federal Home Loan Bank 3/12/2025	4.235	20,000	19,838
Federal Home Loan Bank 3/21/2025	4.235	20,000	19,817
Total short-term securities (cost: $263,790,000)			263,809
Options purchased (equity style) 0.01%
Options purchased (equity style)*			247
Total options purchased (equity style) (cost: $371,000)			247
Total investment securities 102.19% (cost: $1,915,284,000)			1,859,845
Other assets less liabilities (2.19)%			(39,818)
Net assets 100.00%			$1,820,027

257	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	203	3/14/2025	USD97.00	USD50,750	$2
3 Month SOFR Futures Option	178	6/13/2025	97.00	44,500	18
3 Month SOFR Futures Option	427	9/12/2025	97.00	106,750	91
3 Month SOFR Futures Option	517	9/12/2025	98.00	129,250	45
3 Month SOFR Futures Option	243	12/12/2025	97.00	60,750	91
					$247
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	96	3/3/2025	USD38,281	$14
30 Day Federal Funds Futures	Short	11	5/1/2025	(4,392)	(1)
30 Day Federal Funds Futures	Long	14	8/1/2025	5,598	4
3 Month SOFR Futures	Long	16	3/19/2025	3,826	1
3 Month SOFR Futures	Long	271	6/18/2025	64,921	(416)
3 Month SOFR Futures	Short	25	9/17/2025	(5,997)	2
3 Month SOFR Futures	Long	404	3/18/2026	97,016	(56)
3 Month SOFR Futures	Long	3	6/17/2026	721	(7)
2 Year U.S. Treasury Note Futures	Long	4,157	4/3/2025	854,718	(722)
5 Year U.S. Treasury Note Futures	Long	4,159	4/3/2025	442,121	(2,781)
10 Year Ultra U.S. Treasury Note Futures	Long	1,237	3/31/2025	137,694	(2,336)
10 Year U.S. Treasury Note Futures	Long	1,063	3/31/2025	115,601	(1,652)
20 Year U.S. Treasury Note Futures	Short	994	3/31/2025	(113,161)	3,128
30 Year Ultra U.S. Treasury Bond Futures	Long	387	3/31/2025	46,017	(2,095)
					$(6,917)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD529,000	$— [2]	$—	$— [2]
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	396	—	396
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	396	—	396
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	457	—	457
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	99	—	99
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	29	—	29
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	36	—	36
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	4	—	4

American Funds Insurance Series	258

U.S. Government Securities Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	$(5)	$—	$(5)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	3	—	3
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	1	—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— [2]	—	— [2]
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	11	—	11
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	5	—	5
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	4	—	4
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	3	—	3
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	3	—	3
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	3	—	3
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	3	—	3
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	123	—	123
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	122	—	122
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	271	—	271
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	131	—	131
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	114	—	114
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	272	—	272
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	228	—	228
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	379	—	379
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	(29)	—	(29)
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	(30)	—	(30)
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	(60)	—	(60)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(75)	—	(75)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(122)	—	(122)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(133)	—	(133)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(66)	—	(66)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(130)	—	(130)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	255	—	255
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(220)	—	(220)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(198)	—	(198)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(33)	—	(33)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(67)	—	(67)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(126)	—	(126)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	114	—	114
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	109	—	109
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	91	—	91
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	7,962	—	7,962
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(106)	—	(106)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(95)	—	(95)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(85)	—	(85)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(87)	—	(87)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(87)	—	(87)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(114)	—	(114)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(91)	—	(91)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(97)	—	(97)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(107)	—	(107)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(99)	—	(99)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(113)	—	(113)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(957)	—	(957)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,695	—	2,695
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(2)	—	(2)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(5)	—	(5)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	(4)	—	(4)

259	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	$— [2]	$—	$— [2]
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	26	—	26
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	39	—	39
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	162	—	162
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,090	—	1,090
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,468)	—	(1,468)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(369)	—	(369)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(351)	—	(351)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	171	—	171
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	553	—	553
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	101	—	101
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	95	—	95
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	224	—	224
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	222	—	222
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	133	—	133
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	124	—	124
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	118	—	118
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	116	—	116
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	118	—	118
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	138	—	138
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	245	—	245
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	133	—	133
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	114	—	114
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	135	—	135
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	134	—	134
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	124	—	124
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	20	—	20
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	334	—	334
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	335	—	335
						$13,792	$—	$13,792

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,055,000, which represented
4.62% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,623,000, which represented 1.08% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	260

Managed Risk Growth Fund
Investment portfolio December 31, 2024

Growth funds 84.67%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,495,427	$445,562
Total growth funds (cost: $291,586,000)		445,562
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,694,312	52,786
Total fixed income funds (cost: $54,244,000)		52,786
Short-term securities 4.96%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	26,122,149	26,122
Total short-term securities (cost: $26,122,000)		26,122
Options purchased (equity style) 0.32%
Options purchased (equity style)*		1,702
Total options purchased (cost: $2,389,000)		1,702
Total investment securities 99.98% (cost: $374,341,000)		526,172
Other assets less liabilities 0.02%		90
Net assets 100.00%		$526,262
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	10	USD5,882	USD4,150.00	3/21/2025	$7
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,882	4,250.00	3/21/2025	8
S&P 500 Index	95	55,875	4,025.00	6/20/2025	178
S&P 500 Index	100	58,816	4,050.00	6/20/2025	186
S&P 500 Index	75	44,112	4,150.00	6/20/2025	153
S&P 500 Index	425	249,969	4,325.00	6/20/2025	1,037
S&P 500 Index	10	5,882	4,400.00	6/20/2025	26
S&P 500 Index	10	5,882	4,450.00	6/20/2025	28
S&P 500 Index	25	14,704	4,475.00	6/20/2025	71
					$1,702

261	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
British Pound Currency Futures	Short	1	3/17/2025	USD(78)	$— [2]
Euro Currency Futures	Short	7	3/17/2025	(909)	4
Russell 2000 E-mini Index Futures	Short	4	3/21/2025	(450)	2
Mini MSCI Emerging Markets Index Futures	Short	15	3/21/2025	(805)	10
Euro Stoxx 50 Index Futures	Short	19	3/21/2025	(963)	(4)
S&P Mid 400 E-mini Index Futures	Short	15	3/21/2025	(4,720)	15
S&P 500 E-mini Index Futures	Short	107	3/21/2025	(31,756)	440
5 Year U.S. Treasury Note Futures	Long	5	3/31/2025	532	(4)
					$463
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.67%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$36,510	$133,380	$40,997	$70,240	$445,562	$2,417	$10,033
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	30,350	26,722	(245)	(1,346)	52,786	2,300	—
Total 94.70%				$40,752	$68,894	$498,348	$4,717	$10,033

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	262

Managed Risk International Fund
Investment portfolio December 31, 2024

Growth funds 84.60%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,420,484	$96,701
Total growth funds (cost: $84,621,000)		96,701
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,237,483	11,472
Total fixed income funds (cost: $11,769,000)		11,472
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	5,228,515	5,229
Total short-term securities (cost: $5,229,000)		5,229
Options purchased (equity style) 0.43%
Options purchased (equity style)*		492
Total options purchased (cost: $577,000)		492
Total investment securities 99.64% (cost: $102,196,000)		113,894
Other assets less liabilities 0.36%		414
Net assets 100.00%		$114,308
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
iShares MSCI EAFE ETF	200	USD1,512	USD60.00	3/21/2025	$3
iShares MSCI EAFE ETF	2,600	19,659	65.00	3/21/2025	94
iShares MSCI EAFE ETF	7,000	52,927	60.00	6/20/2025	395
					$492
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Short	10	3/21/2025	USD(2,968)	$26
Mini MSCI Emerging Markets Index Futures	Short	79	3/21/2025	(4,242)	54
MSCI EAFE Index Futures	Short	51	3/21/2025	(5,781)	24
5 Year U.S. Treasury Note Futures	Long	4	3/31/2025	425	(3)
					$101

263	American Funds Insurance Series

Managed Risk International Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.60%
American Funds Insurance Series – International Fund, Class 1	$105,419	$7,805	$19,283	$1,546	$1,214	$96,701	$1,435	$—
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	5,417	6,038	(11)	(304)	11,472	512	—
Total 94.63%				$1,535	$910	$108,173	$1,947	$—

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	264

Managed Risk Washington Mutual Investors Fund
Investment portfolio December 31, 2024

Growth-and-income funds 84.76%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	16,198,486	$273,106
Total growth-and-income funds (cost: $208,094,000)		273,106
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,391,471	32,524
Total fixed income funds (cost: $33,783,000)		32,524
Short-term securities 4.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	15,689,917	15,690
Total short-term securities (cost: $15,690,000)		15,690
Options purchased (equity style) 0.26%
Options purchased (equity style)*		851
Total options purchased (cost: $1,491,000)		851
Total investment securities 99.99% (cost: $259,058,000)		322,171
Other assets less liabilities 0.01%		35
Net assets 100.00%		$322,206
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	20	USD11,763	USD4,050.00	3/21/2025	$13
S&P 500 Index	85	49,994	4,125.00	3/21/2025	60
S&P 500 Index	10	5,882	4,150.00	3/21/2025	7
S&P 500 Index	115	67,639	4,175.00	3/21/2025	85
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,881	4,025.00	6/20/2025	19
S&P 500 Index	5	2,941	4,150.00	6/20/2025	10
S&P 500 Index	200	117,632	4,325.00	6/20/2025	488
S&P 500 Index	10	5,882	4,350.00	6/20/2025	25
S&P 500 Index	40	23,526	4,400.00	6/20/2025	104
S&P 500 Index	10	5,882	4,575.00	6/20/2025	32
					$851

265	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	29	3/21/2025	USD8,607	$(66)
Euro Stoxx 50 Index Futures	Short	1	3/21/2025	(51)	— [2]
5 Year U.S. Treasury Note Futures	Long	10	3/31/2025	1,063	(8)
					$(74)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.76%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$12,410	$57,260	$222	$42,364	$273,106	$4,861	$2,242
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	13,983	12,845	(836)	(187)	32,524	1,367	—
Total 94.86%				$(614)	$42,177	$305,630	$6,228	$2,242

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	266

Managed Risk Growth-Income Fund
Investment portfolio December 31, 2024

Growth-and-income funds 79.79%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,959,133	$1,736,906
Total growth-and-income funds (cost: $1,305,889,000)		1,736,906
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,132,987	325,683
Total fixed income funds (cost: $334,537,000)		325,683
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	104,006,098	104,006
Total short-term securities (cost: $104,006,000)		104,006
Options purchased (equity style) 0.39%
Options purchased (equity style)*		8,473
Total options purchased (cost: $15,165,000)		8,473
Total investment securities 99.92% (cost: $1,759,597,000)		2,175,068
Other assets less liabilities 0.08%		1,798
Net assets 100.00%		$2,176,866
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	570	USD335,253	USD4,125.00	3/21/2025	$405
S&P 500 Index	1,600	941,061	4,150.00	3/21/2025	1,128
S&P 500 Index	455	267,614	4,175.00	3/21/2025	337
S&P 500 Index	40	23,526	4,225.00	3/21/2025	32
S&P 500 Index	30	17,645	4,250.00	3/21/2025	24
S&P 500 Index	2,000	1,176,326	4,325.00	6/20/2025	4,880
S&P 500 Index	345	202,916	4,400.00	6/20/2025	895
S&P 500 Index	50	29,408	4,450.00	6/20/2025	138
S&P 500 Index	10	5,882	4,475.00	6/20/2025	28
S&P 500 Index	50	29,408	4,550.00	6/20/2025	154
S&P 500 Index	40	23,527	4,225.00	9/19/2025	143
S&P 500 Index	80	47,053	4,300.00	9/19/2025	309
					$8,473

267	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	340	3/21/2025	USD100,908	$(992)
5 Year U.S. Treasury Note Futures	Long	30	3/31/2025	3,189	(25)
					$(1,017)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.79%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$134,773	$439,404	$32,053	$259,859	$1,736,906	$22,773	$79,172
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	141,378	134,316	(9,307)	(140)	325,683	14,454	—
Total 94.75%				$22,746	$259,719	$2,062,589	$37,227	$79,172

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	268

Managed Risk Asset Allocation Fund
Investment portfolio December 31, 2024

Asset allocation funds 94.95%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	73,866,282	$1,923,478
Total asset allocation funds (cost: $1,760,245,000)		1,923,478
Short-term securities 5.01%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	101,436,070	101,436
Total short-term securities (cost: $101,436,000)		101,436
Options purchased (equity style) 0.07%
Options purchased (equity style)*		1,451
Total options purchased (cost: $1,946,000)		1,451
Total investment securities 100.03% (cost: $1,863,627,000)		2,026,365
Other assets less liabilities (0.03)%		(515)
Net assets 100.00%		$2,025,850
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	80	USD47,053	USD4,125.00	3/21/2025	$57
S&P 500 Index	20	11,763	4,175.00	3/21/2025	15
S&P 500 Index	15	8,822	4,025.00	6/20/2025	28
S&P 500 Index	35	20,586	4,050.00	6/20/2025	65
S&P 500 Index	5	2,941	4,150.00	6/20/2025	10
S&P 500 Index	390	229,384	4,325.00	6/20/2025	952
S&P 500 Index	20	11,763	4,350.00	6/20/2025	50
S&P 500 Index	20	11,763	4,450.00	6/20/2025	55
S&P 500 Index	10	5,882	4,550.00	6/20/2025	31
S&P 500 Index	35	20,586	4,575.00	6/20/2025	111
S&P 500 Index	20	11,763	4,300.00	9/19/2025	77
					$1,451
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	52	3/21/2025	USD15,433	$(409)
5 Year U.S. Treasury Note Futures	Long	368	3/31/2025	39,120	(314)
					$(723)

269	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$140,909	$395,647	$52,518	$126,206	$1,923,478	$45,418	$84,687

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	270

Financial statements
Statements of assets and liabilities at December 31, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,756,104	$2,967,592	$46,786,648	$6,391,198	$3,348,513
Affiliated issuers	283,574	63,522	1,049,697	397,476	94,686
Cash	109	80	226	49	827
Cash collateral received for securities on loan	1	2,292	2,112	139	1,376
Cash collateral pledged for futures contracts	—	—	—	—	185
Cash collateral pledged for swap contracts	—	—	—	—	17
Cash denominated in currencies other than U.S. dollars	100	26	1,253	460	280
Unrealized appreciation on open forward currency contracts	—	—	—	—	220
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	1,402	27	—	791	293
Sales of fund’s shares	20,266	3,082	19,594	24,685	2,798
Dividends and interest	12,376	2,844	17,888	14,048	7,358
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	1
Securities lending income	9	17	6	11	23
Other	—	— †	—	—	— †
	8,073,941	3,039,482	47,877,424	6,828,857	3,456,577
Liabilities:
Collateral for securities on loan	8	22,924	21,119	1,385	13,763
Unrealized depreciation on open forward currency contracts	—	—	—	—	140
Bilateral swaps, at value	—	—	—	—	100
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,230	4,260	6,900	2,722	5,722
Repurchases of fund’s shares	4,391	984	122,176	2,131	1,315
Investment advisory services	2,550	1,588	12,660	2,840	1,500
Insurance administrative fees	593	200	3,381	292	528
Services provided by related parties	1,166	526	6,815	985	431
Trustees’ deferred compensation	121	68	662	195	56
Variation margin on futures contracts	—	—	—	—	11
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	5,340	18,372	—	31,217	20,912
Other	219	101	768	572	500
	15,618	49,023	174,481	42,339	44,978
Commitments and contingencies*
Net assets at December 31, 2024	$8,058,323	$2,990,459	$47,702,943	$6,786,518	$3,411,599
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,115,138	$2,284,883	$16,821,571	$5,429,187	$2,315,745
Total distributable earnings (accumulated loss)	3,943,185	705,576	30,881,372	1,357,331	1,095,854
Net assets at December 31, 2024	$8,058,323	$2,990,459	$47,702,943	$6,786,518	$3,411,599
Investment securities on loan, at value	$17	$30,764	$20,610	$5,960	$17,950
Investment securities, at cost
Unaffiliated issuers	4,835,691	2,291,738	19,849,066	4,782,898	2,364,537
Affiliated issuers	283,521	50,730	1,049,498	397,431	94,668
Cash denominated in currencies other than U.S. dollars, at cost	100	26	1,253	460	280
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

271	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,850,098	$14,238	$1,847,460	$39,390,840	$310,307
Affiliated issuers	255,100	288	46,673	1,980,967	11,674
Cash	302	49	233	139	102
Cash collateral received for securities on loan	5,151	—	1,060	5,270	41
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	3	—	319	2,529	73
Unrealized appreciation on open forward currency contracts	—	—	—	—	10
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	3,564	—	1,306	39,145	7
Sales of fund’s shares	3,059	—	1,059	3,700	602
Dividends and interest	15,541	8	3,880	47,506	1,130
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	9	—	3	16	2
Other	1	—	12	2	—
	11,132,828	14,583	1,902,005	41,470,114	323,948
Liabilities:
Collateral for securities on loan	51,510	—	10,604	52,701	410
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,496	1	232	75,691	261
Repurchases of fund’s shares	8,796	—	1,057	69,205	129
Investment advisory services	2,234	3	614	8,875	133
Insurance administrative fees	1,108	—	173	1,688	100
Services provided by related parties	1,298	—	328	4,647	73
Trustees’ deferred compensation	149	—	33	691	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	—	—	465	1,269	119
Other	223	— †	180	353	56
	66,814	4	13,686	215,120	1,295
Commitments and contingencies*
Net assets at December 31, 2024	$11,066,014	$14,579	$1,888,319	$41,254,994	$322,653
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,319,319	$15,012	$1,169,769	$16,857,567	$302,567
Total distributable earnings (accumulated loss)	4,746,695	(433)	718,550	24,397,427	20,086
Net assets at December 31, 2024	$11,066,014	$14,579	$1,888,319	$41,254,994	$322,653
Investment securities on loan, at value	$50,467	$—	$10,634	$50,176	$440
Investment securities, at cost
Unaffiliated issuers	6,903,634	14,676	1,194,487	22,284,792	263,709
Affiliated issuers	255,013	288	46,666	1,793,671	11,670
Cash denominated in currencies other than U.S. dollars, at cost	3	—	319	2,529	74
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	272

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,285,855	$25,165,533	$369,612	$10,586,439	$1,404,069
Affiliated issuers	91,495	2,223,781	26,140	730,121	44,361
Cash	964	4,311	204	23,658	745
Cash collateral received for securities on loan	1,120	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	225	178	84	1	202
Unrealized appreciation on open forward currency contracts	—	—	327	3,223	5,127
Unrealized appreciation on unfunded commitments*	—	— †	—	—	— †
Receivables for:
Sales of investments	2,457	37,067	287	45,497	3,178
Sales of fund’s shares	1,740	13,919	288	8,169	2,219
Dividends and interest	5,189	85,318	2,028	84,754	15,157
Variation margin on futures contracts	— †	502	22	815	317
Variation margin on centrally cleared swap contracts	8	38	11	458	125
Securities lending income	2	26	— †	—	—
Other	— †	50	—	—	—
	1,389,055	27,530,723	399,003	11,483,135	1,475,500
Liabilities:
Collateral for securities on loan	11,199	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	509	1,396	5,184
Bilateral swaps, at value	—	—	455	11,623	5,936
Options written, at value	—	—	—	—	79
Payables for:
Purchases of investments	6,579	391,888	4,765	274,176	13,291
Repurchases of fund’s shares	755	37,122	346	20,148	968
Investment advisory services	267	6,176	148	1,927	535
Insurance administrative fees	410	4,200	94	857	61
Services provided by related parties	171	3,050	72	1,125	215
Trustees’ deferred compensation	14	422	6	175	32
Variation margin on futures contracts	120	907	29	4,481	382
Variation margin on centrally cleared swap contracts	1	77	5	250	101
Non-U.S. taxes	768	—	226	—	20
Other	103	1,201	66	79	459
	20,387	445,043	6,721	316,237	27,263
Commitments and contingencies*
Net assets at December 31, 2024	$1,368,668	$27,085,680	$392,282	$11,166,898	$1,448,237
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,110,881	$17,712,682	$326,033	$12,974,862	$1,760,563
Total distributable earnings (accumulated loss)	257,787	9,372,998	66,249	(1,807,964)	(312,326)
Net assets at December 31, 2024	$1,368,668	$27,085,680	$392,282	$11,166,898	$1,448,237
Investment securities on loan, at value	$10,664	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,028,603	17,612,124	318,114	10,898,732	1,512,895
Affiliated issuers	95,017	2,395,815	25,957	729,827	43,156
Cash denominated in currencies other than U.S. dollars, at cost	225	178	84	1	202
Premiums received on options written	—	—	—	—	19

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$874,814	$114,785	$341,161	$1,859,845	$27,824
Affiliated issuers	45,641	—	—	—	498,348
Cash	(402)	282	122	4,704	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	348	—	—	—	1,904
Cash collateral pledged for swap contracts	602	—	—	—	—
Cash denominated in currencies other than U.S. dollars	1	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	—
Receivables for:
Sales of investments	25	1,090	—	6,111	899
Sales of fund’s shares	514	136	159	5,742	15
Dividends and interest	13,905	461	—	9,801	105
Variation margin on futures contracts	5	13	—	251	115
Variation margin on centrally cleared swap contracts	—	2	—	279	—
Securities lending income	—	—	—	—	—
Other	2	—	— †	—	—
	935,456	116,769	341,442	1,886,733	529,210
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,750	5,793	—	63,473	1,494
Repurchases of fund’s shares	1,184	5	2,571	801	961
Investment advisory services	225	20	75	347	46
Insurance administrative fees	92	33	33	306	333
Services provided by related parties	172	22	73	317	109
Trustees’ deferred compensation	33	4	12	48	5
Variation margin on futures contracts	16	61	—	1,167	—
Variation margin on centrally cleared swap contracts	19	—	—	246	—
Non-U.S. taxes	—	—	—	—	—
Other	2	—	—	1	—
	3,493	5,938	2,764	66,706	2,948
Commitments and contingencies*
Net assets at December 31, 2024	$931,963	$110,831	$338,678	$1,820,027	$526,262
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,240,757	$126,051	$336,114	$2,133,421	$446,337
Total distributable earnings (accumulated loss)	(308,794)	(15,220)	2,564	(313,394)	79,925
Net assets at December 31, 2024	$931,963	$110,831	$338,678	$1,820,027	$526,262
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	864,216	116,836	341,138	1,915,284	28,511
Affiliated issuers	45,638	—	—	—	345,830
Cash denominated in currencies other than U.S. dollars, at cost	1	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,721	$16,541	$112,479	$102,887
Affiliated issuers	108,173	305,630	2,062,589	1,923,478
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	460	321	5,223	1,271
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	48	156	34,071	2,873
Sales of fund’s shares	296	2	12	20
Dividends and interest	22	65	436	413
Variation margin on futures contracts	30	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,750	322,715	2,214,810	2,030,942
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	280	—	—	—
Repurchases of fund’s shares	52	166	35,877	3,044
Investment advisory services	10	28	191	176
Insurance administrative fees	74	205	1,399	1,308
Services provided by related parties	24	67	58	433
Trustees’ deferred compensation	2	4	25	37
Variation margin on futures contracts	—	39	394	94
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	442	509	37,944	5,092
Commitments and contingencies*
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850
Net assets consist of:
Capital paid in on shares of beneficial interest	$142,067	$301,251	$1,716,705	$1,737,779
Total distributable earnings (accumulated loss)	(27,759)	20,955	460,161	288,071
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,806	17,181	119,171	103,382
Affiliated issuers	96,390	241,877	1,640,426	1,760,245
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,588,807	$941,914	$21,468,940	$3,079,666	$1,799,389
	Shares outstanding	97,221	51,901	168,425	172,600	67,464
	Net asset value per share	$36.91	$18.15	$127.47	$17.84	$26.67
Class 1A:	Net assets	$20,431	$5,481	$377,545	$12,866	$12,125
	Shares outstanding	557	307	2,994	725	457
	Net asset value per share	$36.70	$17.88	$126.11	$17.75	$26.53
Class 2:	Net assets	$3,511,886	$1,733,280	$20,385,717	$3,238,256	$791,161
	Shares outstanding	96,564	101,667	162,065	182,411	30,045
	Net asset value per share	$36.37	$17.05	$125.79	$17.75	$26.33
Class 3:	Net assets			$276,099	$14,573
	Shares outstanding	Not applicable	Not applicable	2,142	814	Not applicable
	Net asset value per share			$128.88	$17.90
Class 4:	Net assets	$937,199	$309,784	$5,194,642	$441,157	$808,924
	Shares outstanding	26,085	18,213	42,448	25,266	30,999
	Net asset value per share	$35.93	$17.01	$122.38	$17.46	$26.09

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,269,184	$10	$596,892	$24,476,094	$16,941
	Shares outstanding	371,779	1	38,424	351,712	1,662
	Net asset value per share	$16.86	$9.71	$15.53	$69.59	$10.19
Class 1A:	Net assets	$28,894	$10	$8,623	$44,137	$6,103
	Shares outstanding	1,721	1	559	639	616
	Net asset value per share	$16.79	$9.71	$15.44	$69.10	$9.91
Class 2:	Net assets	$3,002,049	$10	$1,015,135	$13,882,309	$149,419
	Shares outstanding	181,591	1	65,544	203,003	15,085
	Net asset value per share	$16.53	$9.71	$15.49	$68.38	$9.91
Class 3:	Net assets				$155,010
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,222	Not applicable
	Net asset value per share				$69.76
Class 4:	Net assets	$1,765,887	$14,549	$267,669	$2,697,444	$150,190
	Shares outstanding	108,085	1,498	17,754	40,177	15,424
	Net asset value per share	$16.34	$9.71	$15.08	$67.14	$9.74

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$709,300	$16,023,148	$95,306	$6,991,704	$588,132
	Shares outstanding	57,229	615,346	7,357	754,451	61,066
	Net asset value per share	$12.39	$26.04	$12.96	$9.27	$9.63
Class 1A:	Net assets	$12,406	$41,675	$3,681	$220,977	$39,254
	Shares outstanding	1,002	1,610	286	24,015	4,115
	Net asset value per share	$12.38	$25.88	$12.87	$9.20	$9.54
Class 2:	Net assets	$18,297	$4,340,288	$148,743	$2,765,866	$760,784
	Shares outstanding	1,478	169,244	11,542	303,196	79,885
	Net asset value per share	$12.38	$25.65	$12.89	$9.12	$9.52
Class 3:	Net assets		$32,077
	Shares outstanding	Not applicable	1,230	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.08
Class 4:	Net assets	$628,665	$6,648,492	$144,552	$1,188,351	$60,067
	Shares outstanding	50,847	261,601	11,415	131,033	6,410
	Net asset value per share	$12.36	$25.41	$12.66	$9.07	$9.37

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$228,760	$16,851	$38,706	$268,166
	Shares outstanding	24,893	1,855	3,421	27,969	Not applicable
	Net asset value per share	$9.19	$9.08	$11.31	$9.59
Class 1A:	Net assets	$3,155	$2,669	$125	$285,476
	Shares outstanding	345	298	11	29,944	Not applicable
	Net asset value per share	$9.15	$8.96	$11.31	$9.53
Class 2:	Net assets	$535,608	$41,781	$244,732	$1,051,059
	Shares outstanding	59,793	4,650	22,397	111,121	Not applicable
	Net asset value per share	$8.96	$8.98	$10.93	$9.46
Class 3:	Net assets	$8,045		$3,988	$5,025
	Shares outstanding	870	Not applicable	360	522	Not applicable
	Net asset value per share	$9.25		$11.08	$9.62
Class 4:	Net assets	$156,395	$49,530	$51,127	$210,301
	Shares outstanding	15,533	5,588	4,649	22,266	Not applicable
	Net asset value per share	$10.07	$8.86	$11.00	$9.44
Class P1:	Net assets					$13,649
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,023
	Net asset value per share					$13.35
Class P2:	Net assets					$512,613
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,876
	Net asset value per share					$13.19

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,848	$2,731	$1,902,833	$11,660
	Shares outstanding	225	232	132,612	884
	Net asset value per share	$8.23	$11.76	$14.35	$13.20
Class P2:	Net assets	$112,460	$319,475	$274,033	$2,014,190
	Shares outstanding	13,750	27,333	19,229	157,663
	Net asset value per share	$8.18	$11.69	$14.25	$12.78
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued)
Statements of operations for the year ended December 31, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$111,768	$34,738	$286,967	$114,946	$56,500
Affiliated issuers	17,545	5,626	55,620	13,875	8,105
	129,313	40,364	342,587	128,821	64,605
Interest from unaffiliated issuers	952	355	994	47	11,095
Securities lending income (net of fees)	72	402	226	81	175
	130,337	41,121	343,807	128,949	75,875
Fees and expenses[1]:
Investment advisory services	38,556	20,032	134,091	34,662	20,199
Distribution services	11,256	5,281	59,546	9,730	4,101
Insurance administrative services	2,183	769	11,664	1,141	2,066
Transfer agent services	2	— [2]	10	2	1
Administrative services	2,435	929	13,140	2,175	1,050
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	85	33	481	88	40
Registration statement and prospectus	37	16	187	34	17
Trustees’ compensation	47	18	248	42	20
Auditing and legal	87	154	133	126	174
Custodian	640	443	520	927	790
Other	4	44	22	6	44
Total fees and expenses before waivers/reimbursement	55,332	27,719	220,042	48,933	28,502
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,929	1,037	—	—	2,450
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,929	1,037	—	—	2,450
Total fees and expenses after waivers/reimbursement	46,403	26,682	220,042	48,933	26,052
Net investment income	83,934	14,439	123,765	80,016	49,823
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	1,057,389	67,019	3,989,503	335,488	150,100
Affiliated issuers	(6)	28	(5)	9	37
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(275)
Forward currency contracts	—	—	—	—	(195)
Swap contracts	—	—	—	—	(225)
Currency transactions	1,188	166	155	3	(1,179)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,058,571	67,213	3,989,653	335,500	148,263
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(106,742)	(13,491)	7,880,175	(158,308)	26,589
Affiliated issuers	65	7,527	187	44	8
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	32
Forward currency contracts	—	—	—	—	193
Swap contracts	—	—	—	—	(199)
Currency translations	(284)	(73)	(162)	(643)	(269)
	(106,961)	(6,037)	7,880,200	(158,907)	26,354
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	951,610	61,176	11,869,853	176,593	174,617
Net increase (decrease) in net assets resulting from operations	$1,035,544	$75,615	$11,993,618	$256,609	$224,440

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund[3]	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$203,814	$22	$37,672	$558,526	$9,880
Affiliated issuers	18,230	2	3,610	65,563	778
	222,044	24	41,282	624,089	10,658
Interest from unaffiliated issuers	13	—	208	412	32
Securities lending income (net of fees)	165	—	26	200	14
	222,222	24	41,516	624,701	10,704
Fees and expenses[1]:
Investment advisory services	40,700	9	9,080	100,186	1,617
Distribution services	11,438	— [2]	3,265	40,421	778
Insurance administrative services	3,980	— [2]	658	6,119	392
Transfer agent services	3	—	1	9	— [2]
Administrative services	3,265	1	574	12,019	100
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	95	—	18	412	6
Registration statement and prospectus	45	2	9	174	3
Trustees’ compensation	63	— [2]	11	230	2
Auditing and legal	84	—	106	128	102
Custodian	241	—	140	559	56
Other	7	—	3	19	— [2]
Total fees and expenses before waivers/reimbursement	59,921	12	13,865	160,276	3,056
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	16,240	—	1,974	—	—
Miscellaneous fee reimbursement	—	1	—	—	—
Total waivers/reimbursement of fees and expenses	16,240	1	1,974	—	—
Total fees and expenses after waivers/reimbursement	43,681	11	11,891	160,276	3,056
Net investment income	178,541	13	29,625	464,425	7,648
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	784,852	4	142,634	6,993,652	(1,547)
Affiliated issuers	(3)	—	(1)	4,691	1
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency transactions	(23)	—	(34)	1,281	(46)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	784,826	4	142,599	6,999,624	(1,592)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	937,578	(438)	78,971	1,072,908	5,197
Affiliated issuers	63	—	12	133,923	3
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	10
Swap contracts	—	—	—	—	—
Currency translations	(24)	—	(96)	(548)	(48)
	937,617	(438)	78,887	1,206,283	5,162
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	1,722,443	(434)	221,486	8,205,907	3,570
Net increase (decrease) in net assets resulting from operations	$1,900,984	$(421)	$251,111	$8,670,332	$11,218

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$35,552	$261,143	$5,955	$1	$2
Affiliated issuers	5,545	167,815	1,770	82,065	9,491
	41,097	428,958	7,725	82,066	9,493
Interest from unaffiliated issuers	8,107	284,220	4,718	459,441	61,379
Securities lending income (net of fees)	31	291	5	—	—
	49,235	713,469	12,448	541,507	70,872
Fees and expenses[1]:
Investment advisory services	4,747	70,955	1,768	39,385	6,524
Distribution services	1,552	26,861	738	9,728	2,129
Insurance administrative services	1,540	15,998	352	3,246	208
Transfer agent services	— [2]	6	— [2]	2	— [2]
Administrative services	399	8,042	119	3,357	454
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	13	252	6	118	16
Registration statement and prospectus	14	106	4	51	8
Trustees’ compensation	7	155	2	65	9
Auditing and legal	108	117	95	65	58
Custodian	80	203	86	110	240
Other	1	13	— [2]	6	1
Total fees and expenses before waivers/reimbursement	8,461	122,708	3,170	56,133	9,647
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,770	—	40	16,090	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,770	—	40	16,090	—
Total fees and expenses after waivers/reimbursement	6,691	122,708	3,130	40,043	9,647
Net investment income	42,544	590,761	9,318	501,464	61,225
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	25,496	1,965,383	16,713	(70,149)	(23,980)
Affiliated issuers	(938)	(27,937)	47	248	700
Options purchased (futures style)	—	—	11	—	158
Options written	—	—	31	—	975
Futures contracts	(1,041)	(18,108)	707	(66,722)	6,892
Forward currency contracts	—	—	(350)	6,627	(3,919)
Swap contracts	515	5,919	(310)	(4,450)	(3,082)
Currency transactions	(8)	121	(49)	(54)	(693)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	24,024	1,925,378	16,800	(134,500)	(22,949)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	64,574	1,593,193	646	(116,105)	(59,611)
Affiliated issuers	228	(4,707)	(294)	260	(2,411)
Options written	—	—	—	—	(60)
Futures contracts	(3,434)	(10,100)	(585)	(88,520)	(7,830)
Forward currency contracts	—	—	(500)	2,723	(3,890)
Swap contracts	37	(1,212)	(266)	(5,452)	(5,743)
Currency translations	(80)	(398)	(66)	(94)	(527)
	61,325	1,576,776	(1,065)	(207,188)	(80,072)
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	85,349	3,502,154	15,735	(341,688)	(103,021)
Net increase (decrease) in net assets resulting from operations	$127,893	$4,092,915	$25,053	$159,776	$(41,796)

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$404	$—	$—	$—	$1,244
Affiliated issuers	1,402	—	—	—	4,717
	1,806	—	—	—	5,961
Interest from unaffiliated issuers	63,768	5,944	18,898	80,532	—
Securities lending income (net of fees)	—	—	—	—	—
	65,574	5,944	18,898	80,532	5,961
Fees and expenses[1]:
Investment advisory services	3,640	328	920	4,961	780
Distribution services	1,669	230	791	3,144	1,266
Insurance administrative services	324	128	130	880	1,299
Transfer agent services	— [2]	— [2]	— [2]	— [2]	— [2]
Administrative services	270	33	107	504	—
Accounting and administrative services	—	—	—	—	65
Reports to shareholders	11	4	6	18	—
Registration statement and prospectus	7	3	4	10	9
Trustees’ compensation	5	— [2]	2	10	3
Auditing and legal	57	50	48	53	19
Custodian	17	13	1	28	6
Other	41	— [2]	— [2]	1	10
Total fees and expenses before waivers/reimbursement	6,041	789	2,009	9,609	3,457
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,139	82	—	1,126	260
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,139	82	—	1,126	260
Total fees and expenses after waivers/reimbursement	4,902	707	2,009	8,483	3,197
Net investment income	60,672	5,237	16,889	72,049	2,764
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	3,610	(526)	— [2]	(3,568)	(3,833)
Affiliated issuers	3	—	—	—	40,752
Options purchased (futures style)	—	—	—	—	—
Options written	—	7	—	478	—
Futures contracts	(128)	(570)	—	(3,003)	(9,409)
Forward currency contracts	—	—	—	—	—
Swap contracts	(396)	35	—	4,799	—
Currency transactions	5	—	—	—	69
Capital gain distributions received from affiliated issuers	—	—	—	—	10,033
	3,094	(1,054)	— [2]	(1,294)	37,612
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	19,111	(2,162)	130	(28,584)	650
Affiliated issuers	5	—	—	—	68,894
Options written	—	—	—	343	—
Futures contracts	(85)	(1,341)	—	(25,735)	(18)
Forward currency contracts	—	—	—	—	—
Swap contracts	24	131	—	(1,261)	—
Currency translations	(27)	—	—	—	—
	19,028	(3,372)	130	(55,237)	69,526
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	22,122	(4,426)	130	(56,531)	107,138
Net increase (decrease) in net assets resulting from operations	$82,794	$811	$17,019	$15,518	$109,902

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$295	$802	$5,413	$5,183
Affiliated issuers	1,947	6,228	37,227	45,418
	2,242	7,030	42,640	50,601
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,242	7,030	42,640	50,601
Fees and expenses[1]:
Investment advisory services	184	492	3,352	3,134
Distribution services	302	814	701	5,198
Insurance administrative services	307	821	5,587	5,224
Transfer agent services	— [2]	— [2]	1	— [2]
Administrative services	—	—	—	—
Accounting and administrative services	57	61	100	97
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	7	26	29
Trustees’ compensation	1	2	13	12
Auditing and legal	18	19	21	22
Custodian	6	6	6	6
Other	— [2]	— [2]	— [2]	1
Total fees and expenses before waivers/reimbursement	880	2,222	9,807	13,723
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	164	1,117	1,045
Miscellaneous fee reimbursement	47	7	—	—
Total waivers/reimbursement of fees and expenses	108	171	1,117	1,045
Total fees and expenses after waivers/reimbursement	772	2,051	8,690	12,678
Net investment income	1,470	4,979	33,950	37,923
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(926)	(2,569)	(27,277)	(2,740)
Affiliated issuers	1,535	(614)	22,746	52,518
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(3,158)	(3,311)	(1,527)	(10,626)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	10	27	212	76
Capital gain distributions received from affiliated issuers	—	2,242	79,172	84,687
	(2,539)	(4,225)	73,326	123,915
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	105	388	4,781	316
Affiliated issuers	910	42,177	259,719	126,206
Options written	—	—	—	—
Futures contracts	140	(395)	(3,065)	(2,128)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	1,155	42,170	261,435	124,394
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,384)	37,945	334,761	248,309
Net increase (decrease) in net assets resulting from operations	$86	$42,924	$368,711	$286,232
1
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
2
Amount less than one thousand.
3
For the period November 15, 2024, commencement of operations, through December 31, 2024.

Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$83,934	$69,987	$14,439	$13,170	$123,765	$172,421
Net realized gain (loss)	1,058,571	229,855	67,213	110,112	3,989,653	1,075,677
Net unrealized appreciation (depreciation)	(106,961)	1,183,746	(6,037)	339,201	7,880,200	10,184,557
Net increase (decrease) in net assets resulting from operations	1,035,544	1,483,588	75,615	462,483	11,993,618	11,432,655
Distributions paid to shareholders	(362,247)	(620,422)	(145,595)	(48,426)	(1,183,768)	(2,137,413)
Net capital share transactions	(305,156)	(108,638)	(124,117)	(172,404)	(2,405,717)	(892,780)
Total increase (decrease) in net assets	368,141	754,528	(194,097)	241,653	8,404,133	8,402,462
Net assets:
Beginning of year	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of year	$8,058,323	$7,690,182	$2,990,459	$3,184,556	$47,702,943	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$80,016	$93,802	$49,823	$47,669	$178,541	$187,985
Net realized gain (loss)	335,500	(166,257)	148,263	20,610	784,826	89,709
Net unrealized appreciation (depreciation)	(158,907)	1,106,146	26,354	413,836	937,617	1,300,455
Net increase (decrease) in net assets resulting from operations	256,609	1,033,691	224,440	482,115	1,900,984	1,578,149
Distributions paid to shareholders	(91,320)	(97,498)	(66,666)	(49,443)	(270,276)	(280,747)
Net capital share transactions	(557,783)	(476,762)	(124,462)	(138,169)	(851,035)	(454,761)
Total increase (decrease) in net assets	(392,494)	459,431	33,312	294,503	779,673	842,641
Net assets:
Beginning of year	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of year	$6,786,518	$7,179,012	$3,411,599	$3,378,287	$11,066,014	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund		Growth-Income Fund
	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2024*	2024	2023	2024	2023
Operations:
Net investment income (loss)	$13	$29,625	$33,421	$464,425	$514,726
Net realized gain (loss)	4	142,599	5,322	6,999,624	1,802,151
Net unrealized appreciation (depreciation)	(438)	78,887	302,180	1,206,283	5,849,685
Net increase (decrease) in net assets resulting from operations	(421)	251,111	340,923	8,670,332	8,166,562
Distributions paid to shareholders	(13)	(32,476)	(33,998)	(2,264,497)	(2,341,589)
Net capital share transactions	15,013	(191,651)	(170,988)	(2,602,817)	(1,355,964)
Total increase (decrease) in net assets	14,579	26,984	135,937	3,803,018	4,469,009
Net assets:
Beginning of year	—	1,861,335	1,725,398	37,451,976	32,982,967
End of year	$14,579	$1,888,319	$1,861,335	$41,254,994	$37,451,976

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$7,648	$7,699	$42,544	$40,324	$590,761	$579,492
Net realized gain (loss)	(1,592)	(10)	24,024	242	1,925,378	1,163,038
Net unrealized appreciation (depreciation)	5,162	38,198	61,325	63,347	1,576,776	1,605,426
Net increase (decrease) in net assets resulting from operations	11,218	45,887	127,893	103,913	4,092,915	3,347,956
Distributions paid to shareholders	(8,098)	(7,633)	(45,676)	(34,911)	(1,743,267)	(1,526,238)
Net capital share transactions	(9,047)	(10,671)	35,182	43,201	(949,298)	(936,962)
Total increase (decrease) in net assets	(5,927)	27,583	117,399	112,203	1,400,350	884,756
Net assets:
Beginning of year	328,580	300,997	1,251,269	1,139,066	25,685,330	24,800,574
End of year	$322,653	$328,580	$1,368,668	$1,251,269	$27,085,680	$25,685,330

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$9,318	$9,009	$501,464	$426,022	$61,225	$46,485
Net realized gain (loss)	16,800	(7,714)	(134,500)	(554,664)	(22,949)	(105,717)
Net unrealized appreciation (depreciation)	(1,065)	47,126	(207,188)	653,577	(80,072)	149,374
Net increase (decrease) in net assets resulting from operations	25,053	48,421	159,776	524,935	(41,796)	90,142
Distributions paid to shareholders	(7,048)	(50,940)	(475,626)	(382,616)	(33,915)	—
Net capital share transactions	(14,487)	23,523	474,834	644,513	(16,393)	(31,695)
Total increase (decrease) in net assets	3,518	21,004	158,984	786,832	(92,104)	58,447
Net assets:
Beginning of year	388,764	367,760	11,007,914	10,221,082	1,540,341	1,481,894
End of year	$392,282	$388,764	$11,166,898	$11,007,914	$1,448,237	$1,540,341

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$60,672	$57,760	$5,237	$4,435	$16,889	$18,122
Net realized gain (loss)	3,094	(33,292)	(1,054)	(3,678)	— †	— †
Net unrealized appreciation (depreciation)	19,028	73,317	(3,372)	3,010	130	(50)
Net increase (decrease) in net assets resulting from operations	82,794	97,785	811	3,767	17,019	18,072
Distributions paid to shareholders	(59,402)	(58,266)	(5,001)	(3,960)	(17,633)	(17,531)
Net capital share transactions	34,726	2,772	7,230	18,941	(33,462)	(60,048)
Total increase (decrease) in net assets	58,118	42,291	3,040	18,748	(34,076)	(59,507)
Net assets:
Beginning of year	873,845	831,554	107,791	89,043	372,754	432,261
End of year	$931,963	$873,845	$110,831	$107,791	$338,678	$372,754

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$72,049	$57,199	$2,764	$2,083	$1,470	$1,506
Net realized gain (loss)	(1,294)	(96,180)	37,612	(30,059)	(2,539)	(17,554)
Net unrealized appreciation (depreciation)	(55,237)	81,462	69,526	129,616	1,155	23,557
Net increase (decrease) in net assets resulting from operations	15,518	42,481	109,902	101,640	86	7,509
Distributions paid to shareholders	(73,267)	(55,687)	(2,419)	(111,683)	(1,561)	(10,852)
Net capital share transactions	353,747	36,513	(88,856)	63,436	(8,399)	1,591
Total increase (decrease) in net assets	295,998	23,307	18,627	53,393	(9,874)	(1,752)
Net assets:
Beginning of year	1,524,029	1,500,722	507,635	454,242	124,182	125,934
End of year	$1,820,027	$1,524,029	$526,262	$507,635	$114,308	$124,182

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$4,979	$5,418	$33,950	$34,077	$37,923	$39,329
Net realized gain (loss)	(4,225)	(22,528)	73,326	24,747	123,915	47,040
Net unrealized appreciation (depreciation)	42,170	46,582	261,435	260,383	124,394	116,167
Net increase (decrease) in net assets resulting from operations	42,924	29,472	368,711	319,207	286,232	202,536
Distributions paid to shareholders	(5,475)	(47,987)	(65,908)	(297,374)	(69,126)	(287,115)
Net capital share transactions	(39,434)	19,234	(313,193)	63,979	(294,452)	(1,697)
Total increase (decrease) in net assets	(1,985)	719	(10,390)	85,812	(77,346)	(86,276)
Net assets:
Beginning of year	324,191	323,472	2,187,256	2,101,444	2,103,196	2,189,472
End of year	$322,206	$324,191	$2,176,866	$2,187,256	$2,025,850	$2,103,196
*
For the period November 15, 2024, commencement of operations, through December 31, 2024.
†
Amount less than one thousand.
Refer to the notes to financial statements.

287	American Funds Insurance Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	288

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

289	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	290

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

291	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2024 (dollars in thousands):
Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,487,343	$711,927	$—	$2,199,270
Consumer discretionary	642,075	552,235	—	1,194,310
Industrials	559,798	580,927	—	1,140,725
Financials	565,499	498,736	—	1,064,235
Health care	686,482	269,662	—	956,144
Communication services	334,945	127,776	—	462,721
Consumer staples	137,132	115,153	—	252,285
Energy	169,344	47,477	—	216,821
Materials	133,295	33,070	—	166,365
Utilities	11,389	33,303	—	44,692
Real estate	—	38,629	—	38,629
Preferred securities	—	19,900	—	19,900
Short-term securities	283,581	—	—	283,581
Total	$5,010,883	$3,028,795	$—	$8,039,678

American Funds Insurance Series	292

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$309,220	$400,378	$—	$709,598
Consumer discretionary	329,123	159,125	—	488,248
Health care	304,095	144,210	—	448,305
Information technology	314,655	95,734	550	410,939
Financials	181,881	190,578	—	372,459
Materials	66,454	55,260	—	121,714
Communication services	48,513	63,880	—	112,393
Real estate	21,552	52,722	—	74,274
Utilities	25,374	27,126	—	52,500
Energy	42,777	7,571	—	50,348
Consumer staples	17,442	29,808	—	47,250
Preferred securities	7,625	—	14,859	22,484
Rights & warrants	—	2	—	2
Convertible bonds & notes	—	6,121	—	6,121
Short-term securities	36,633	77,846	—	114,479
Total	$1,705,344	$1,310,361	$15,409	$3,031,114
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,755,773	$622,388	$4,638	$11,382,799
Communication services	9,466,629	—	—	9,466,629
Consumer discretionary	7,293,512	331,235	—	7,624,747
Health care	5,397,837	167,039	31,351	5,596,227
Industrials	4,946,271	121,213	720	5,068,204
Financials	3,860,105	46,808	—	3,906,913
Energy	1,312,125	—	—	1,312,125
Consumer staples	1,041,167	—	2,534	1,043,701
Materials	683,638	23,193	—	706,831
Utilities	288,635	—	—	288,635
Real estate	234,933	—	—	234,933
Preferred securities	—	—	120,267	120,267
Rights & warrants	—	—	13,740	13,740
Convertible stocks	5,237	—	685	5,922
Short-term securities	1,064,672	—	—	1,064,672
Total	$46,350,534	$1,311,876	$173,935	$47,836,345

293	American Funds Insurance Series

International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$21,455	$1,378,439	$—	$1,399,894
Information technology	205,535	778,031	6,168	989,734
Consumer discretionary	270,372	479,401	—	749,773
Financials	167,127	581,157	—	748,284
Health care	—	730,437	—	730,437
Materials	344,403	367,198	—	711,601
Communication services	71,870	387,745	—	459,615
Energy	117,865	157,096	—	274,961
Consumer staples	—	216,384	—	216,384
Utilities	—	68,103	—	68,103
Real estate	—	18,382	—	18,382
Preferred securities	—	23,220	564	23,784
Rights & warrants	—	—	— *	— *
Short-term securities	397,722	—	—	397,722
Total	$1,596,349	$5,185,593	$6,732	$6,788,674
*
Amount less than one thousand.
New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$249,921	$359,731	$493	$610,145
Financials	134,094	446,535	— *	580,629
Consumer discretionary	156,167	247,936	—	404,103
Industrials	70,760	294,884	—	365,644
Communication services	143,864	196,200	—	340,064
Health care	111,990	182,387	—	294,377
Consumer staples	36,636	190,869	—	227,505
Materials	107,637	74,894	— *	182,531
Energy	28,238	59,543	— *	87,781
Real estate	6,488	47,520	—	54,008
Utilities	958	45,467	—	46,425
Preferred securities	5,737	8,374	6,190	20,301
Convertible stocks	232	—	—	232
Bonds, notes & other debt instruments	—	120,713	—	120,713
Short-term securities	107,073	1,668	—	108,741
Total	$1,159,795	$2,276,721	$6,683	$3,443,199

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$56	$—	$—	$56
Unrealized appreciation on open forward currency contracts	—	220	—	220
Liabilities:
Unrealized depreciation on futures contracts	(45)	—	—	(45)
Unrealized depreciation on open forward currency contracts	—	(140)	—	(140)
Unrealized depreciation on bilateral interest rate swaps	—	(99)	—	(99)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Total	$11	$(24)	$—	$(13)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	294

Washington Mutual Investors Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.
Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$312,786	$118,839	$—	$431,625
Industrials	122,680	146,499	—	269,179
Financials	137,551	120,882	— *	258,433
Health care	154,547	49,995	—	204,542
Consumer discretionary	135,493	54,005	—	189,498
Communication services	93,958	46,377	—	140,335
Consumer staples	59,618	43,081	—	102,699
Materials	55,842	41,017	—	96,859
Energy	70,156	15,492	—	85,648
Utilities	18,502	17,048	—	35,550
Real estate	13,149	4,461	—	17,610
Preferred securities	567	1,184	—	1,751
Convertible stocks	2,251	—	—	2,251
Bonds, notes & other debt instruments	—	1,936	—	1,936
Short-term securities	56,217	—	—	56,217
Total	$1,233,317	$660,816	$— *	$1,894,133
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,621,269	$154,231	$—	$9,775,500
Industrials	5,442,835	306,326	—	5,749,161
Health care	5,225,915	196,551	—	5,422,466
Financials	4,522,594	96,952	—	4,619,546
Consumer discretionary	3,958,994	313,488	—	4,272,482
Communication services	4,126,110	82,669	—	4,208,779
Energy	1,398,919	—	—	1,398,919
Consumer staples	820,500	574,202	—	1,394,702
Materials	1,294,024	—	—	1,294,024
Real estate	911,665	—	—	911,665
Utilities	804,179	—	—	804,179
Bonds, notes & other debt instruments	—	989	—	989
Short-term securities	1,519,395	—	—	1,519,395
Total	$39,646,399	$1,725,408	$—	$41,371,807

295	American Funds Insurance Series

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,340	$59,328	$— *	$64,668
Industrials	8,081	38,831	—	46,912
Information technology	5,357	39,644	—	45,001
Consumer discretionary	4,700	29,100	—	33,800
Consumer staples	5,397	26,361	—	31,758
Communication services	2,502	21,858	—	24,360
Health care	759	20,591	—	21,350
Energy	5,184	9,869	— *	15,053
Materials	6,175	7,879	— *	14,054
Utilities	1,123	5,973	—	7,096
Real estate	661	4,973	—	5,634
Preferred securities	—	252	—	252
Short-term securities	12,043	—	—	12,043
Total	$57,322	$264,659	$— *	$321,981

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10	$—	$10
*
Amount less than one thousand.
†
Forward currency contracts are not included in the fund’s investment portfolio.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$115,203	$85,277	$— *	$200,480
Information technology	120,216	36,995	—	157,211
Health care	95,881	35,715	—	131,596
Industrials	69,290	59,945	—	129,235
Consumer staples	68,387	41,241	—	109,628
Utilities	48,759	33,640	—	82,399
Energy	54,808	14,008	—	68,816
Consumer discretionary	41,289	24,573	—	65,862
Real estate	47,308	6,662	—	53,970
Communication services	17,344	17,765	—	35,109
Materials	21,105	11,911	—	33,016
Convertible stocks	2,136	—	—	2,136
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	98,486	94	98,580
U.S. Treasury bonds & notes	—	58,335	—	58,335
Corporate bonds, notes & loans	—	31,718	298	32,016
Asset-backed obligations	—	16,512	—	16,512
Bonds & notes of governments & government agencies outside the U.S.	—	529	—	529
Municipals	—	346	—	346
Investment funds	30,920	—	—	30,920
Short-term securities	70,654	—	—	70,654
Total	$803,300	$573,658	$392	$1,377,350
Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$115	$—	$—	$115
Unrealized appreciation on centrally cleared interest rate swaps	—	471	—	471
Liabilities:
Unrealized depreciation on futures contracts	(1,093)	—	—	(1,093)
Total	$(978)	$471	$—	$(507)
*
Amount less than one thousand.
†
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,405,207	$25,241	$—	$4,430,448
Financials	3,273,178	—	— *	3,273,178
Health care	2,152,769	71,894	16,254	2,240,917
Consumer discretionary	1,972,587	80,440	— *	2,053,027
Industrials	1,581,544	109,595	—	1,691,139
Communication services	1,471,872	—	—	1,471,872
Materials	1,211,354	—	1,629	1,212,983
Consumer staples	918,897	50,598	—	969,495
Energy	581,604	—	1,941	583,545
Real estate	285,307	—	—	285,307
Utilities	48,459	—	—	48,459
Preferred securities	—	—	792	792
Rights & warrants	45	—	— *	45
Convertible stocks	10,260	—	49	10,309
Convertible bonds & notes	—	1,690	—	1,690
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,757,207	—	2,757,207
U.S. Treasury bonds & notes	—	1,729,993	—	1,729,993
Corporate bonds, notes & loans	—	1,670,752	8,727	1,679,479
Asset-backed obligations	—	658,563	5,930	664,493
Bonds & notes of governments & government agencies outside the U.S.	—	37,548	—	37,548
Municipals	—	23,607	—	23,607
Investment funds	1,368,034	—	—	1,368,034
Short-term securities	855,747	—	—	855,747
Total	$20,136,864	$7,217,128	$35,322	$27,389,314

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,065	$—	$—	$5,065
Unrealized appreciation on centrally cleared credit default swaps	—	147	—	147
Liabilities:
Unrealized depreciation on futures contracts	(7,989)	—	—	(7,989)
Unrealized depreciation on centrally cleared interest rate swaps	—	(119)	—	(119)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$(2,924)	$24	$—	$(2,900)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

297	American Funds Insurance Series

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,420	$8,015	$—	$46,435
Health care	24,842	9,211	—	34,053
Industrials	20,665	13,375	—	34,040
Financials	14,009	19,202	—	33,211
Consumer discretionary	15,322	7,161	—	22,483
Communication services	19,666	365	—	20,031
Consumer staples	3,703	14,716	—	18,419
Materials	11,539	2,855	—	14,394
Utilities	10,403	2,728	—	13,131
Energy	7,450	2,044	—	9,494
Real estate	—	2,818	—	2,818
Preferred securities	—	241	—	241
Convertible stocks	1,379	—	—	1,379
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	52,207	—	52,207
Corporate bonds, notes & loans	—	24,847	—	24,847
Mortgage-backed obligations	—	23,017	—	23,017
U.S. Treasury bonds & notes	—	17,351	—	17,351
Other bonds & notes	—	1,212	—	1,212
Investment funds	3,953	—	—	3,953
Short-term securities	22,187	849	—	23,036
Total	$193,538	$202,214	$—	$395,752

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$77	$—	$—	$77
Unrealized appreciation on open forward currency contracts	—	327	—	327
Unrealized appreciation on centrally cleared interest rate swaps	—	43	—	43
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on open forward currency contracts	—	(509)	—	(509)
Unrealized depreciation on centrally cleared interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on bilateral interest rate swaps	—	(325)	—	(325)
Unrealized depreciation on centrally cleared credit default swaps	—	(5)	—	(5)
Total	$(238)	$(512)	$—	$(750)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,420,285	$1,395	$4,421,680
Corporate bonds, notes & loans	—	3,228,931	8,635	3,237,566
U.S. Treasury bonds & notes	—	1,990,936	—	1,990,936
Asset-backed obligations	—	668,963	8,590	677,553
Municipals	—	166,195	—	166,195
Bonds & notes of governments & government agencies outside the U.S.	—	80,876	—	80,876
Federal agency bonds & notes	—	11,617	—	11,617
Common stocks	—	16	—	16
Short-term securities	730,121	—	—	730,121
Total	$730,121	$10,567,819	$18,620	$11,316,560

American Funds Insurance Series	298

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,596	$—	$—	$12,596
Unrealized appreciation on open forward currency contracts	—	3,223	—	3,223
Unrealized appreciation on centrally cleared interest rate swaps	—	6,274	—	6,274
Unrealized appreciation on centrally cleared credit default swaps	—	14	—	14
Liabilities:
Unrealized depreciation on futures contracts	(42,846)	—	—	(42,846)
Unrealized depreciation on open forward currency contracts	—	(1,396)	—	(1,396)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,231)	—	(1,231)
Unrealized depreciation on bilateral interest rate swaps	—	(11,623)	—	(11,623)
Total	$(30,250)	$(4,739)	$—	$(34,989)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$272,236	$—	$272,236
Japanese yen	—	115,538	—	115,538
British pounds	—	64,514	—	64,514
Chinese yuan renminbi	—	46,244	—	46,244
Canadian dollars	—	28,761	—	28,761
Indonesian rupiah	—	28,661	—	28,661
South Korean won	—	26,408	—	26,408
Brazilian reais	—	25,223	—	25,223
Australian dollars	—	23,449	—	23,449
Mexican pesos	—	14,629	—	14,629
Indian rupees	—	7,856	—	7,856
New Zealand dollars	—	7,163	—	7,163
Danish kroner	—	6,003	—	6,003
Turkish lira	—	5,349	—	5,349
Norwegian kroner	—	3,913	—	3,913
Polish zloty	—	3,330	—	3,330
Chilean pesos	—	2,499	—	2,499
Malaysian ringgits	—	2,302	—	2,302
Romanian leu	—	1,038	—	1,038
Colombian pesos	—	969	—	969
South African rand	—	426	—	426
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	701,980	796	702,776
Preferred securities	—	—	84	84
Common stocks	62	—	1,832	1,894
Investment funds	21,147	—	—	21,147
Short-term securities	23,214	12,797	—	36,011
Options purchased on futures (equity style)	1	—	—	1
Options purchased on foreign currency (equity style)	—	— †	—	— †
Total	$44,424	$1,401,294	$2,712	$1,448,430
Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,756	$—	$—	$1,756
Unrealized appreciation on open forward currency contracts	—	5,127	—	5,127
Unrealized appreciation on centrally cleared interest rate swaps	—	711	—	711
Liabilities:
Value of options written	—	(79)	—	(79)
Unrealized depreciation on futures contracts	(3,684)	—	—	(3,684)
Unrealized depreciation on open forward currency contracts	—	(5,184)	—	(5,184)
Unrealized depreciation on bilateral interest rate swaps	—	(5,937)	—	(5,937)
Unrealized depreciation on centrally cleared interest rate swaps	—	(771)	—	(771)
Unrealized depreciation on centrally cleared credit default swaps	—	(113)	—	(113)
Total	$(1,928)	$(6,246)	$—	$(8,174)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$801,475	$4,433	$805,908
U.S. Treasury bonds & notes	—	3,323	—	3,323
Mortgage-backed obligations	—	—	591	591
Municipals	—	425	—	425
Bonds & notes of governments & government agencies outside the U.S.	—	388	—	388
Convertible bonds & notes	—	391	—	391
Common stocks	29,335	802	29,619	59,756
Preferred securities	—	2,196	1,797	3,993
Rights & warrants	39	—	—	39
Short-term securities	45,641	—	—	45,641
Total	$75,015	$809,000	$36,440	$920,455

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44	$—	$—	$44
Unrealized appreciation on centrally cleared credit default swaps	—	87	—	87
Liabilities:
Unrealized depreciation on futures contracts	(120)	—	—	(120)
Unrealized depreciation on centrally cleared credit default swaps	—	(43)	—	(43)
Total	$(76)	$44	$—	$(32)
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2024
Investment securities	$37,049	$3,754	$5,925	$(1,158)	$188	$(7,362)	$(1,956)	$36,440
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2024								$(6,930)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	300

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$5,024	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	29,619	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Broker quote	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 11%	4%	Decrease
		Market comparables	EV/EBITDA multiple	6.4x	6.4x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	8% - 15%	9%	Decrease
Preferred securities	1,797	Market comparables	EV/EBITDA multiple	5.1x	5.1x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$36,440
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations and symbols
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$93,753	$—	$93,753
U.S. Treasury bonds & notes	—	9,377	—	9,377
Asset-backed obligations	—	1,908	—	1,908
Short-term securities	—	9,730	—	9,730
Options purchased on futures (equity style)	17	—	—	17
Total	$17	$114,768	$—	$114,785

301	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$160	$—	$—	$160
Unrealized appreciation on centrally cleared interest rate swaps	—	141	—	141
Liabilities:
Unrealized depreciation on futures contracts	(501)	—	—	(501)
Total	$(341)	$141	$—	$(200)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$992,473	$—	$992,473
U.S. Treasury bonds & notes	—	537,058	—	537,058
Federal agency bonds & notes	—	66,258	—	66,258
Short-term securities	—	263,809	—	263,809
Options purchased on futures (equity style)	247	—	—	247
Total	$247	$1,859,598	$—	$1,859,845

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,149	$—	$—	$3,149
Unrealized appreciation on centrally cleared interest rate swaps	—	19,323	—	19,323
Liabilities:
Unrealized depreciation on futures contracts	(10,066)	—	—	(10,066)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,531)	—	(5,531)
Total	$(6,917)	$13,792	$—	$6,875
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	302

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

303	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	304

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

305	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	306

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

307	American Funds Insurance Series

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$17	$8	$10	$7
Global Small Capitalization Fund	30,764	22,924	9,697	20,632
Growth Fund	20,610	21,119	—	19,007
International Fund	5,960	1,385	4,893	1,246
New World Fund	17,950	13,763	4,788	12,387
Washington Mutual Investors Fund	50,467	51,510	—	46,359
Capital World Growth and Income Fund	10,634	10,604	562	9,544
Growth-Income Fund	50,176	52,701	9	47,431
International Growth and Income Fund	440	410	45	369
Capital Income Builder	10,664	11,199	—	10,079
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

American Funds Insurance Series	308

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $726,000, $3,000 and $1,158,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Asset Allocation Fund and Capital World Bond Fund, respectively, and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

309	American Funds Insurance Series

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	310

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

311	American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.
The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$22,734	$21,389	$3,536	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	652	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	144,719	Not applicable	16,229	5,047*
Asset Allocation Fund	Not applicable	Not applicable	2,489,759	Not applicable	685,119	27,186
Global Balanced Fund	$10,100*	Not applicable	41,170	40,799	16,523	7,751
The Bond Fund of America	Not applicable	Not applicable	6,978,860	146,926	519,492	99,195
Capital World Bond Fund	195,005	$8,704	594,167	506,504	231,029	84,256
American High-Income Trust	Not applicable	Not applicable	46,788	Not applicable	Not applicable	14,936
American Funds Mortgage Fund	23,807	Not applicable	100,879	Not applicable	1,828	Not applicable
U.S. Government Securities Fund	743,513	Not applicable	1,957,325	Not applicable	1,060,899	Not applicable
Managed Risk Growth Fund	444,657	Not applicable	1,400	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	101,366	Not applicable	938	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	274,073	Not applicable	2,186	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,078,500	Not applicable	4,999	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	341,763	Not applicable	39,396	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	312

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$56	Unrealized depreciation[1]	$45
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	220	Unrealized depreciation on open forward currency contracts	140
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	99
			$276		$289

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(275)	Net unrealized appreciation (depreciation) on futures contracts	$32
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(195)	Net unrealized appreciation (depreciation) on forward currency contracts	193
Swap	Interest	Net realized gain (loss) on swap contracts	(225)	Net unrealized appreciation (depreciation) on swap contracts	(199)
			$(695)		$26
International Growth and Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$10	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$—	Net unrealized appreciation (depreciation) on forward currency contracts	$10
Refer to the end of the tables for footnotes.

313	American Funds Insurance Series

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$115	Unrealized depreciation[1]	$1,093
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	471	Unrealized depreciation[1]	—
			$586		$1,093

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,041)	Net unrealized appreciation (depreciation) on futures contracts	$(3,434)
Swap	Interest	Net realized gain (loss) on swap contracts	(50)	Net unrealized appreciation (depreciation) on swap contracts	417
Swap	Credit	Net realized gain (loss) on swap contracts	565	Net unrealized appreciation (depreciation) on swap contracts	(380)
			$(526)		$(3,397)
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$5,065	Unrealized depreciation[1]	$7,989
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	119
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	147	Unrealized depreciation[1]	4
			$5,212		$8,113

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(18,108)	Net unrealized appreciation (depreciation) on futures contracts	$(10,100)
Swap	Interest	Net realized gain (loss) on swap contracts	5,247	Net unrealized appreciation (depreciation) on swap contracts	(1,259)
Swap	Credit	Net realized gain (loss) on swap contracts	672	Net unrealized appreciation (depreciation) on swap contracts	47
			$(12,189)		$(11,312)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	314

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$77	Unrealized depreciation[1]	$315
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	327	Unrealized depreciation on open forward currency contracts	509
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	43	Unrealized depreciation[1]	44
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	325
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	— [2]	Unrealized depreciation[1]	5
			$448		$1,198

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	11	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	31	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	707	Net unrealized appreciation (depreciation) on futures contracts	(585)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(350)	Net unrealized appreciation (depreciation) on forward currency contracts	(500)
Swap	Interest	Net realized gain (loss) on swap contracts	(430)	Net unrealized appreciation (depreciation) on swap contracts	(252)
Swap	Credit	Net realized gain (loss) on swap contracts	120	Net unrealized appreciation (depreciation) on swap contracts	(14)
			$83		$(1,351)
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$12,596	Unrealized depreciation[1]	$42,846
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,223	Unrealized depreciation on open forward currency contracts	1,396
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	6,274	Unrealized depreciation[1]	1,231
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	11,623
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	—
			$22,107		$57,096

Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(66,722)	Net unrealized appreciation (depreciation) on futures contracts	$(88,520)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	6,627	Net unrealized appreciation (depreciation) on forward currency contracts	2,723
Swap	Interest	Net realized gain (loss) on swap contracts	3,365	Net unrealized appreciation (depreciation) on swap contracts	(6,935)
Swap	Credit	Net realized gain (loss) on swap contracts	(7,815)	Net unrealized appreciation (depreciation) on swap contracts	1,483
			$(64,545)		$(91,249)
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	79
Futures	Interest	Unrealized appreciation[1]	1,756	Unrealized depreciation[1]	3,684
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,127	Unrealized depreciation on open forward currency contracts	5,184
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	711	Unrealized depreciation[1]	771
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	5,937
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	113
			$7,595		$15,768

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	$158	Net unrealized appreciation (depreciation) on options purchased	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	975	Net unrealized appreciation (depreciation) on options written	(60)
Futures	Interest	Net realized gain (loss) on futures contracts	6,892	Net unrealized appreciation (depreciation) on futures contracts	(7,830)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,919)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,890)
Swap	Interest	Net realized gain (loss) on swap contracts	(3,401)	Net unrealized appreciation (depreciation) on swap contracts	(5,112)
Swap	Credit	Net realized gain (loss) on swap contracts	319	Net unrealized appreciation (depreciation) on swap contracts	(631)
			$1,024		$(17,523)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44	Unrealized depreciation[1]	$120
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	87	Unrealized depreciation[1]	43
			$131		$163

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(128)	Net unrealized appreciation (depreciation) on futures contracts	$(85)
Swap	Credit	Net realized gain (loss) on swap contracts	(396)	Net unrealized appreciation (depreciation) on swap contracts	24
			$(524)		$(61)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$17	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	160	Unrealized depreciation[1]	501
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	141	Unrealized depreciation[1]	—
			$318		$501

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$(7)
Options written (equity style)	Interest	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	(570)	Net unrealized appreciation (depreciation) on futures contracts	(1,341)
Swap	Interest	Net realized gain (loss) on swap contracts	35	Net unrealized appreciation (depreciation) on swap contracts	131
			$(534)		$(1,217)
Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$247	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	3,149	Unrealized depreciation[1]	10,066
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	19,323	Unrealized depreciation[1]	5,531
			$22,719		$15,597

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(773)	Net unrealized appreciation (depreciation) on investments	$(124)
Options written (equity style)	Interest	Net realized gain (loss) on options written	478	Net unrealized appreciation (depreciation) on options written	343
Futures	Interest	Net realized gain (loss) on futures contracts	(3,003)	Net unrealized appreciation (depreciation) on futures contracts	(25,735)
Swap	Interest	Net realized gain (loss) on swap contracts	4,799	Net unrealized appreciation (depreciation) on swap contracts	(1,261)
			$1,501		$(26,777)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,702	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	4	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	467	Unrealized depreciation[1]	(4)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(4)
			$2,173		$(8)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,833)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$650
Futures	Currency	Net realized gain (loss) on futures contracts	(125)	Net unrealized appreciation (depreciation) on futures contracts	4
Futures	Equity	Net realized gain (loss) on futures contracts	(9,305)	Net unrealized appreciation (depreciation) on futures contracts	73
Futures	Interest	Net realized gain (loss) on futures contracts	21	Net unrealized appreciation (depreciation) on futures contracts	(95)
			$(13,242)		$632
Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$492	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	104	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(3)
			$596		$(3)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(926)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$105
Futures	Equity	Net realized gain (loss) on futures contracts	(3,147)	Net unrealized appreciation (depreciation) on futures contracts	169
Futures	Interest	Net realized gain (loss) on futures contracts	(11)	Net unrealized appreciation (depreciation) on futures contracts	(29)
			$(4,084)		$245
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$851	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(66)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(8)
			$851		$(74)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,569)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$388
Futures	Currency	Net realized gain (loss) on futures contracts	(55)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,239)	Net unrealized appreciation (depreciation) on futures contracts	(322)
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	(73)
			$(5,880)		$(7)
Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$8,473	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(992)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(25)
			$8,473		$(1,017)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(27,277)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$4,781
Futures	Currency	Net realized gain (loss) on futures contracts	(242)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,251)	Net unrealized appreciation (depreciation) on futures contracts	(2,900)
Futures	Interest	Net realized gain (loss) on futures contracts	(34)	Net unrealized appreciation (depreciation) on futures contracts	(165)
			$(28,804)		$1,716
Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,451	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(409)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(314)
			$1,451		$(723)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,740)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$316
Futures	Currency	Net realized gain (loss) on futures contracts	(122)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(10,161)	Net unrealized appreciation (depreciation) on futures contracts	(801)
Futures	Interest	Net realized gain (loss) on futures contracts	(343)	Net unrealized appreciation (depreciation) on futures contracts	(1,327)
			$(13,366)		$(1,812)
1
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

321	American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$1	$ (1)	$ —	$ —	$ —
Citibank	15	(15)	—	—	—
Goldman Sachs	7	(7)	—	—	—
JPMorgan Chase	35	(34)	—	—	1
Morgan Stanley	50	—	—	—	50
Standard Chartered Bank	68	(18)	—	—	50
UBS AG	44	(19)	—	—	25
Total	$220	$ (94)	$ —	$ —	$126
Liabilities:
Barclays Bank PLC	$64	$ (1)	$ —	$ —	$63
BNP Paribas	1	—	—	—	1
Citibank	34	(15)	—	—	19
Goldman Sachs	67	(7)	—	—	60
HSBC Bank	2	—	—	—	2
JPMorgan Chase	34	(34)	—	—	—
Standard Chartered Bank	18	(18)	—	—	—
UBS AG	19	(19)	—	—	—
Total	$239	$ (94)	$ —	$ —	$145
International Growth and Income Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
UBS AG	$10	$ —	$ —	$ —	$10
Total	$10	$ —	$ —	$ —	$10
Refer to the end of the tables for footnote.

American Funds Insurance Series	322

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$5	$ (5)	$ —	$ —	$ —
Barclays Bank PLC	1	(1)	—	—	—
BNP Paribas	3	(3)	—	—	—
Citibank	47	(47)	—	—	—
HSBC Bank	25	(11)	—	—	14
JPMorgan Chase	87	(4)	—	—	83
Morgan Stanley	57	(57)	—	—	—
Standard Chartered Bank	38	(24)	—	—	14
UBS AG	65	(65)	—	—	—
Total	$328	$ (217)	$ —	$ —	$111
Liabilities:
Bank of America	$92	$ (5)	$ —	$ —	$87
Bank of New York Mellon	8	—	—	—	8
Barclays Bank PLC	55	(1)	—	—	54
BNP Paribas	16	(3)	—	—	13
Citibank	63	(47)	—	—	16
Goldman Sachs	199	—	(199)	—	—
HSBC Bank	11	(11)	—	—	—
JPMorgan Chase	4	(4)	—	—	—
Morgan Stanley	262	(57)	—	—	205
Standard Chartered Bank	24	(24)	—	—	—
UBS AG	100	(65)	—	—	35
Total	$834	$ (217)	$ (199)	$ —	$418
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$895	$ —	$ —	$ (850)	$45
Morgan Stanley	521	(31)	—	(410)	80
UBS AG	1,807	(1,070)	(571)	—	166
Total	$3,223	$ (1,101)	$ (571)	$ (1,260)	$291
Liabilities:
Bank of America	$567	$ —	$ (319)	$ —	$248
Barclays Bank PLC	4,900	—	(4,849)	—	51
BNP Paribas	3,229	—	(3,229)	—	—
Goldman Sachs	3,222	—	(2,991)	—	231
Morgan Stanley	31	(31)	—	—	—
UBS AG	1,070	(1,070)	—	—	—
Total	$13,019	$ (1,101)	$ (11,388)	$ —	$530
Refer to the end of the tables for footnote.

323	American Funds Insurance Series

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$33	$ (33)	$ —	$ —	$ —
Barclays Bank PLC	23	(23)	—	—	—
BNP Paribas	85	(85)	—	—	—
Citibank	913	(216)	—	(697)	—
Goldman Sachs	44	(44)	—	—	—
HSBC Bank	944	(205)	—	(630)	109
JPMorgan Chase	1,096	—	(1,096)	—	—
Morgan Stanley	793	(793)	—	—	—
Standard Chartered Bank	420	(420)	—	—	—
UBS AG	776	(776)	—	—	—
Total	$5,127	$ (2,595)	$ (1,096)	$ (1,327)	$109
Liabilities:
Bank of America	$1,449	$ (33)	$ (1,204)	$ —	$212
Bank of New York Mellon	121	—	—	—	121
Barclays Bank PLC	1,101	(23)	(941)	—	137
BNP Paribas	136	(85)	—	—	51
Citibank	216	(216)	—	—	—
Goldman Sachs	3,720	(44)	(3,544)	—	132
HSBC Bank	205	(205)	—	—	—
Morgan Stanley	2,559	(793)	(1,631)	—	135
Standard Chartered Bank	478	(420)	—	—	58
UBS AG	1,212	(776)	(285)	—	151
Total	$11,197	$ (2,595)	$ (7,605)	$ —	$997
*
Collateral is shown on a settlement basis.

American Funds Insurance Series	324

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,348	$155	$935
Growth Fund	1,817	123	931
New World Fund	900	50	553
Washington Mutual Investors Fund	32	—	2
Growth-Income Fund	132	—	50
International Growth and Income Fund	12	—	1
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

325	American Funds Insurance Series

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
Gross unrealized appreciation on investments	3,128,265	810,352	27,437,857	1,818,515	1,108,376	4,103,451
Gross unrealized depreciation on investments	(249,358)	(145,187)	(591,039)	(225,761)	(144,397)	(169,199)
Net unrealized appreciation (depreciation) on investments	2,878,907	665,165	26,846,818	1,592,754	963,979	3,934,252
Cost of investments	5,160,771	2,365,949	20,989,527	5,195,920	2,479,207	7,170,946
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	1	—	—	1	(1)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
Gross unrealized appreciation on investments	283	709,601	17,555,327	68,401	289,059	8,126,096
Gross unrealized depreciation on investments	(721)	(65,723)	(233,601)	(23,915)	(38,257)	(775,545)
Net unrealized appreciation (depreciation) on investments	(438)	643,878	17,321,726	44,486	250,802	7,350,551
Cost of investments	14,964	1,250,255	24,050,081	277,505	1,126,041	20,037,194
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	—	1	(25)	2

Refer to the end of the tables for footnote.

American Funds Insurance Series	326

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
Gross unrealized appreciation on investments	68,678	98,481	20,754	46,007	919	33
Gross unrealized depreciation on investments	(18,543)	(418,089)	(133,529)	(35,790)	(2,823)	(10)
Net unrealized appreciation (depreciation) on investments	50,135	(319,608)	(112,775)	10,217	(1,904)	23
Cost of investments	344,684	11,609,138	1,553,090	911,635	116,489	341,138
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	(1)	—	(1)	1

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
Gross unrealized appreciation on investments	33,808	154,662	12,181	65,731	438,778	164,475
Gross unrealized depreciation on investments	(75,752)	(99,488)	(23,465)	(27,103)	(88,157)	(32,472)
Net unrealized appreciation (depreciation) on investments	(41,944)	55,174	(11,284)	38,628	350,621	132,003
Cost of investments	1,908,664	471,462	125,279	283,469	1,823,430	1,893,639
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	—	—	—	—
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$65,173	$99,126	$164,299	$36,245	$238,315	$274,560
Class 1A	319	536	855	148	1,195	1,343
Class 2	57,169	103,301	160,470	30,048	259,863	289,911
Class 4	12,745	23,878	36,623	4,681	49,927	54,608
Total	$135,406	$226,841	$362,247	$71,122	$549,300	$620,422

327	American Funds Insurance Series

Global Small Capitalization Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$24,044	$21,820	$45,864	$4,595	$11,794	$16,389
Class 1A	120	119	239	12	59	71
Class 2	42,943	43,051	85,994	4,713	23,554	28,267
Class 4	6,428	7,070	13,498	76	3,623	3,699
Total	$73,535	$72,060	$145,595	$9,396	$39,030	$48,426
Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$121,696	$433,019	$554,715	$93,186	$861,352	$954,538
Class 1A	1,328	7,268	8,596	926	13,243	14,169
Class 2	72,492	433,759	506,251	58,531	924,799	983,330
Class 3	1,123	5,725	6,848	883	11,837	12,720
Class 4	9,370	97,988	107,358	5,132	167,524	172,656
Total	$206,009	$977,759	$1,183,768	$158,658	$1,978,755	$2,137,413
International Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,267	$—	$46,267	$50,154	$—	$50,154
Class 1A	157	—	157	150	—	150
Class 2	40,220	—	40,220	42,608	—	42,608
Class 3	191	—	191	219	—	219
Class 4	4,485	—	4,485	4,367	—	4,367
Total	$91,320	$—	$91,320	$97,498	$—	$97,498
New World Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,713	$8,227	$37,940	$28,772	$—	$28,772
Class 1A	167	49	216	146	—	146
Class 2	11,293	3,828	15,121	11,303	—	11,303
Class 4	9,604	3,785	13,389	9,222	—	9,222
Total	$50,777	$15,889	$66,666	$49,443	$—	$49,443

American Funds Insurance Series	328

Washington Mutual Investors Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$111,395	$50,394	$161,789	$118,356	$52,370	$170,726
Class 1A	426	202	628	338	194	532
Class 2	46,990	24,567	71,557	51,574	26,108	77,682
Class 4	23,694	12,608	36,302	20,772	11,035	31,807
Total	$182,505	$87,771	$270,276	$191,040	$89,707	$280,747
U.S. Small and Mid Cap Equity Fund
	For the period November 15, 2024[2] to December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [3]	$—	$— [3]
Class 1A	— [3]	—	— [3]
Class 2	— [3]	—	— [3]
Class 4	13	—	13
Total	$13	$—	$13
Capital World Growth and Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,350	$—	$11,350	$11,646	$—	$11,646
Class 1A	144	—	144	125	—	125
Class 2	17,039	—	17,039	18,495	—	18,495
Class 4	3,943	—	3,943	3,732	—	3,732
Total	$32,476	$—	$32,476	$33,998	$—	$33,998
Growth-Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$338,365	$1,023,186	$1,361,551	$327,645	$1,077,919	$1,405,564
Class 1A	495	1,702	2,197	440	1,649	2,089
Class 2	163,135	597,677	760,812	164,035	642,837	806,872
Class 3	1,879	6,513	8,392	1,848	6,857	8,705
Class 4	26,050	105,495	131,545	22,003	96,356	118,359
Total	$529,924	$1,734,573	$2,264,497	$515,971	$1,825,618	$2,341,589
Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

International Growth and Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$461	$—	$461	$394	$—	$394
Class 1A	156	—	156	151	—	151
Class 2	3,897	—	3,897	3,949	—	3,949
Class 4	3,584	—	3,584	3,139	—	3,139
Total	$8,098	$—	$8,098	$7,633	$—	$7,633
Capital Income Builder
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,390	$—	$25,390	$19,561	$—	$19,561
Class 1A	397	—	397	290	—	290
Class 2	575	—	575	410	—	410
Class 4	19,314	—	19,314	14,650	—	14,650
Total	$45,676	$—	$45,676	$34,911	$—	$34,911
Asset Allocation Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$374,078	$678,739	$1,052,817	$364,001	$578,217	$942,218
Class 1A	848	1,422	2,270	663	1,038	1,701
Class 2	92,429	187,595	280,024	91,196	163,182	254,378
Class 3	693	1,326	2,019	644	1,097	1,741
Class 4	127,247	278,890	406,137	111,055	215,145	326,200
Total	$595,295	$1,147,972	$1,743,267	$567,559	$958,679	$1,526,238
American Funds Global Balanced Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,963	$—	$1,963	$1,780	$11,386	$13,166
Class 1A	64	—	64	43	310	353
Class 2	2,714	—	2,714	2,558	18,886	21,444
Class 4	2,307	—	2,307	1,750	14,227	15,977
Total	$7,048	$—	$7,048	$6,131	$44,809	$50,940
Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

The Bond Fund of America
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$305,561	$—	$305,561	$246,119	$—	$246,119
Class 1A	8,909	—	8,909	8,577	—	8,577
Class 2	115,243	—	115,243	97,823	—	97,823
Class 4	45,913	—	45,913	30,097	—	30,097
Total	$475,626	$—	$475,626	$382,616	$—	$382,616
Capital World Bond Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,387	$—	$15,387	$—	$—	$—
Class 1A	983	—	983	—	—	—
Class 2	16,410	—	16,410	—	—	—
Class 4	1,135	—	1,135	—	—	—
Total	$33,915	$—	$33,915	$—	$—	$—
American High-Income Trust
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,191	$—	$15,191	$15,308	$—	$15,308
Class 1A	199	—	199	171	—	171
Class 2	35,147	—	35,147	36,274	—	36,274
Class 3	529	—	529	556	—	556
Class 4	8,336	—	8,336	5,957	—	5,957
Total	$59,402	$—	$59,402	$58,266	$—	$58,266
American Funds Mortgage Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$804	$—	$804	$656	$—	$656
Class 1A	121	—	121	71	—	71
Class 2	1,928	—	1,928	1,633	—	1,633
Class 4	2,148	—	2,148	1,600	—	1,600
Total	$5,001	$—	$5,001	$3,960	$—	$3,960
Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Ultra-Short Bond Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,996	$—	$1,996	$1,981	$—	$1,981
Class 1A	6	—	6	5	—	5
Class 2	12,857	—	12,857	12,823	—	12,823
Class 3	205	—	205	198	—	198
Class 4	2,569	—	2,569	2,524	—	2,524
Total	$17,633	$—	$17,633	$17,531	$—	$17,531
U.S. Government Securities Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,248	$—	$11,248	$9,817	$—	$9,817
Class 1A	11,344	—	11,344	171	—	171
Class 2	42,551	—	42,551	39,205	—	39,205
Class 3	204	—	204	219	—	219
Class 4	7,920	—	7,920	6,275	—	6,275
Total	$73,267	$—	$73,267	$55,687	$—	$55,687
Managed Risk Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683
Managed Risk International Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852
Managed Risk Washington Mutual Investors Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$53	$—	$53	$58	$363	$421
Class P2	5,422	—	5,422	5,936	41,630	47,566
Total	$5,475	$—	$5,475	$5,994	$41,993	$47,987
Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Managed Risk Growth-Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$33,022	$25,142	$58,164	$30,230	$230,056	$260,286
Class P2	4,085	3,659	7,744	3,723	33,365	37,088
Total	$37,107	$28,801	$65,908	$33,953	$263,421	$297,374
Managed Risk Asset Allocation Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$226	$138	$364	$164	$851	$1,015
Class P2	39,976	28,786	68,762	38,569	247,531	286,100
Total	$40,202	$28,924	$69,126	$38,733	$248,382	$287,115
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2024, total investment advisory services fees waived by CRMC were $53,524,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

333	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the year ended December 31, 2024, before waiver	For the year ended December 31, 2024, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.614
Growth Fund	.500	.275	.6	44.0	.306	.306
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.225
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.372
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.484	.484
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.208
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.278
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.221
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.228
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	334

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,079
Class 1A	$—	$48	6
Class 2	9,121	Not applicable	1,094
Class 4	2,135	2,135	256
Total class-specific expenses	$11,256	$2,183	$2,435
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$293
Class 1A	$—	$14	2
Class 2	4,526	Not applicable	543
Class 4	755	755	91
Total class-specific expenses	$5,281	$769	$929

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,875
Class 1A	$—	$821	98
Class 2	48,236	Not applicable	5,788
Class 3	467	Not applicable	78
Class 4	10,843	10,843	1,301
Total class-specific expenses	$59,546	$11,664	$13,140
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,002
Class 1A	$—	$33	4
Class 2	8,593	Not applicable	1,031
Class 3	29	Not applicable	5
Class 4	1,108	1,108	133
Total class-specific expenses	$9,730	$1,141	$2,175

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$555
Class 1A	$—	$27	3
Class 2	2,062	Not applicable	247
Class 4	2,039	2,039	245
Total class-specific expenses	$4,101	$2,066	$1,050
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,884
Class 1A	$—	$65	8
Class 2	7,523	Not applicable	903
Class 4	3,915	3,915	470
Total class-specific expenses	$11,438	$3,980	$3,265

335	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$—
Class 1A	$—	$—	—
Class 2	—	Not applicable	—
Class 4	— *	— *	1
Total class-specific expenses	$— *	$— *	$1
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$179
Class 1A	$—	$21	3
Class 2	2,627	Not applicable	315
Class 4	638	637	77
Total class-specific expenses	$3,265	$658	$574

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,144
Class 1A	$—	$100	12
Class 2	34,129	Not applicable	4,096
Class 3	272	Not applicable	45
Class 4	6,020	6,019	722
Total class-specific expenses	$40,421	$6,119	$12,019
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$15	2
Class 2	401	Not applicable	48
Class 4	377	377	45
Total class-specific expenses	$778	$392	$100

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$209
Class 1A	$—	$28	4
Class 2	40	Not applicable	5
Class 4	1,512	1,512	181
Total class-specific expenses	$1,552	$1,540	$399
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,805
Class 1A	$—	$90	11
Class 2	10,896	Not applicable	1,308
Class 3	57	Not applicable	9
Class 4	15,908	15,908	1,909
Total class-specific expenses	$26,861	$15,998	$8,042

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$30
Class 1A	$—	$8	1
Class 2	393	Not applicable	47
Class 4	345	344	41
Total class-specific expenses	$738	$352	$119
Refer to the end of the tables for footnote.
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,120
Class 1A	$—	$580	70
Class 2	7,062	Not applicable	847
Class 4	2,666	2,666	320
Total class-specific expenses	$9,728	$3,246	$3,357

American Funds Insurance Series	336

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$191
Class 1A	$—	$64	8
Class 2	1,986	Not applicable	238
Class 4	143	144	17
Total class-specific expenses	$2,129	$208	$454
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$68
Class 1A	$—	$7	1
Class 2	1,337	Not applicable	161
Class 3	15	Not applicable	2
Class 4	317	317	38
Total class-specific expenses	$1,669	$324	$270

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$6	1
Class 2	108	Not applicable	13
Class 4	122	122	14
Total class-specific expenses	$230	$128	$33
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$12
Class 1A	$—	$— †	— †
Class 2	654	Not applicable	78
Class 3	7	Not applicable	1
Class 4	130	130	16
Total class-specific expenses	$791	$130	$107

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$78
Class 1A	$—	$403	48
Class 2	2,657	Not applicable	319
Class 3	10	Not applicable	2
Class 4	477	477	57
Total class-specific expenses	$3,144	$880	$504
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$33
Class P2	$1,266	1,266
Total class-specific expenses	$1,266	$1,299

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$302	302
Total class-specific expenses	$302	$307
Refer to the end of the tables for footnote.
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$7
Class P2	$814	814
Total class-specific expenses	$814	$821

337	American Funds Insurance Series

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,886
Class P2	$701	701
Total class-specific expenses	$701	$5,587
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$26
Class P2	$5,198	5,198
Total class-specific expenses	$5,198	$5,224
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund, Managed Risk International Fund, and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2024, total fees and expenses reimbursed by CRMC were $55,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$20	$27	$47
Global Small Capitalization Fund	8	10	18
Growth Fund	106	142	248
International Fund	18	24	42
New World Fund	9	11	20
Washington Mutual Investors Fund	27	36	63
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	5	6	11
Growth-Income Fund	99	131	230
International Growth and Income Fund	1	1	2
Capital Income Builder	3	4	7
Asset Allocation Fund	67	88	155
American Funds Global Balanced Fund	1	1	2
The Bond Fund of America	28	37	65
Capital World Bond Fund	4	5	9
American High-Income Trust	2	3	5
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	1	2
U.S. Government Securities Fund	4	6	10
Managed Risk Growth Fund	1	2	3
Managed Risk International Fund	1	— *	1
Managed Risk Washington Mutual Investors Fund	1	1	2
Managed Risk Growth-Income Fund	6	7	13
Managed Risk Asset Allocation Fund	6	6	12
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series	338

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$276,216	$236,679	$123,467
Global Small Capitalization Fund	24,215	39,957	9,327
Growth Fund	392,395	375,282	105,490
International Fund	70,631	172,362	4,917
New World Fund	45,374	59,032	2,208
Washington Mutual Investors Fund	117,827	97,485	23,095
Capital World Growth and Income Fund	25,388	32,356	5,754
Growth-Income Fund	552,860	1,142,847	444,349
International Growth and Income Fund	5,059	5,739	275
Capital Income Builder	18,368	11,457	2,718
Asset Allocation Fund	211,387	146,463	47,725
American Funds Global Balanced Fund	5,713	7,278	1,892
American High-Income Trust	220	220	—
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2024.

339	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [3]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)
Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period November 15, 2024[2] to December 31, 2024
Class 1	$10	1	$— [3]	— [3]	$—	—	$10	1
Class 1A	10	1	— [3]	— [3]	—	—	10	1
Class 2	10	1	— [3]	— [3]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)
Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941
Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198
Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	346

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014
Refer to the end of the tables for footnotes.

347	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981	175	$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	— [3]	—	—	109	9
Class 2	49,580	4,448	12,823	1,169	(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17	(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229	(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731	$17,531	1,590	$(175,828)	(15,651)	$(60,048)	(5,330)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059
Refer to the end of the tables for footnotes.

American Funds Insurance Series	348

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576
Refer to the end of the tables for footnotes.

349	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.
11. Ownership concentration

At December 31, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 15% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 18% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, CRMC held aggregate ownership of 100% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.
12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,164,887	$1,404,853	$9,972,568	$2,417,180	$1,820,644	$3,260,404
Sales of investment securities*	3,769,006	1,651,883	13,805,985	3,239,267	1,935,286	4,101,698
Non-U.S. taxes paid on dividend income	5,391	4,051	6,800	10,559	5,330	1,790
Non-U.S. taxes paid on interest income	—	25	—	—	99	—
Non-U.S. taxes paid (refunded) on realized gains	449	9,294	—	19,388	11,656	—
Non-U.S. taxes provided on unrealized appreciation	4,595	19,329	—	30,847	20,878	—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	350

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$15,102	$617,083	$17,545,556	$124,782	$1,191,489	$30,001,833
Sales of investment securities*	430	797,075	21,898,856	136,137	1,165,511	31,359,801
Non-U.S. taxes paid on dividend income	—	2,216	5,123	830	1,514	6,746
Non-U.S. taxes paid on interest income	—	—	16	1	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	562	(591)	65	172	—
Non-U.S. taxes provided on unrealized appreciation	—	465	—	92	768	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$523,877	$35,318,918	$3,775,383	$390,487	$668,430	$—
Sales of investment securities*	536,068	35,418,355	3,739,907	379,388	670,997	—
Non-U.S. taxes paid on dividend income	339	—	—	9	—	—
Non-U.S. taxes paid on interest income	10	51	155	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	86	—	64	—	—	—
Non-U.S. taxes provided on unrealized appreciation	226	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$5,968,447	$66,860	$13,222	$26,393	$276,151	$140,909
Sales of investment securities*	5,952,344	160,102	25,321	70,105	573,720	395,647
*
Excludes short-term securities and U.S. government obligations, if any.

351	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
12/31/2024	$33.92	$.44	$4.29	$4.73	$(.67 )	$(1.07)	$(1.74)	$36.91	13.94%	$3,589	.52%	.41%	1.20%
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
Class 1A:
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
Class 2:
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
Class 4:
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
Refer to the end of the tables for footnotes.

American Funds Insurance Series	352

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
12/31/2024	$18.57	$.12	$.34	$.46	$(.23 )	$(.65 )	$(.88 )	$18.15	2.59%	$942	.70%	.67%	.66%
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
Class 1A:
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [5]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
Class 2:
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [5]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
Class 4:
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
Refer to the end of the tables for footnotes.

353	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
12/31/2024	$99.44	$.51	$30.78	$31.29	$(.67 )	$(2.59)	$(3.26)	$127.47	31.96%	$21,469	.34%	.45%
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
Class 1A:
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
Class 2:
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
Class 3:
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
Class 4:
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
Refer to the end of the tables for footnotes.

American Funds Insurance Series	354

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
12/31/2024	$17.50	$.23	$.38	$.61	$(.27 )	$—	$(.27 )	$17.84	3.40%	$3,080	.52%	1.26%
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
Class 1A:
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
Class 2:
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
Class 3:
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
Class 4:
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
Refer to the end of the tables for footnotes.

355	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
12/31/2024	$25.48	$.43	$1.32	$1.75	$(.44 )	$(.12 )	$(.56 )	$26.67	6.86%	$1,800	.64%	.57%	1.60%
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
Class 1A:
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
Class 2:
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
Class 4:
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
Refer to the end of the tables for footnotes.

American Funds Insurance Series	356

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
12/31/2024	$14.49	$.29	$2.51	$2.80	$(.30 )	$(.13 )	$(.43 )	$16.86	19.40%	$6,269	.41%	.26%	1.78%
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
Class 1A:
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
Class 2:
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
Class 4:
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
Refer to the end of the tables for footnotes.

357	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2024[6,7]	$10.00	$.01	$(.29 )	$(.28 )	$(.01 )	$—	$(.01 )	$9.71	(2.81)%[8,9]	$— [10]	.59%[9,11]	.54%[9,11]	.72%[9,11]
Class 1A:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,9]	— [10]	.59 [9,11]	.54 [9,11]	.72 [9,11]
Class 2:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,9]	— [10]	.59 [9,11]	.54 [9,11]	.72 [9,11]
Class 4:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[8,9]	15	.59 [9,11]	.55 [9,11]	.71 [9,11]
Refer to the end of the tables for footnotes.

American Funds Insurance Series	358

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
12/31/2024	$13.85	$.27	$1.71	$1.98	$(.30 )	$—	$(.30 )	$15.53	14.24%	$597	.52%	.42%	1.75%
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
Class 1A:
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
Class 2:
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
Class 4:
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
Refer to the end of the tables for footnotes.

359	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
12/31/2024	$59.26	$.84	$13.33	$14.17	$(.89 )	$(2.95)	$(3.84)	$69.59	24.55%	$24,476	.28%	1.28%
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
Class 1A:
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
Class 2:
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
Class 3:
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
Class 4:
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
Refer to the end of the tables for footnotes.

American Funds Insurance Series	360

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
12/31/2024	$10.10	$.28	$.10	$.38	$(.29 )	$—	$(.29 )	$10.19	3.64%	$17	.57%	.57%	2.62%
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
Class 1A:
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
Class 2:
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
Class 4:
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
Refer to the end of the tables for footnotes.

361	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
12/31/2024	$11.63	$.42	$.79	$1.21	$(.45 )	$—	$(.45 )	$12.39	10.45%	$709	.40%	.27%	3.44%
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
Class 1A:
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
Class 2:
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
Class 4:
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
Refer to the end of the tables for footnotes.

American Funds Insurance Series	362

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
12/31/2024	$23.86	$.60	$3.29	$3.89	$(.61 )	$(1.10)	$(1.71)	$26.04	16.73%	$16,023	.30%	2.36%
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
Class 1A:
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
Class 2:
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
Class 3:
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
Class 4:
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
Refer to the end of the tables for footnotes.

363	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
12/31/2024	$12.37	$.34	$.52	$.86	$(.27 )	$—	$(.27 )	$12.96	6.90%	$95	.52%	.51%	2.63%
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
Class 1A:
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
Class 2:
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
Class 4:
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
Refer to the end of the tables for footnotes.

American Funds Insurance Series	364

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
12/31/2024	$9.54	$.44	$(.29 )	$.15	$(.42 )	$—	$(.42 )	$9.27	1.50%	$6,992	.39%	.24%	4.60%
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
Class 1A:
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
Class 2:
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
Class 4:
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
Refer to the end of the tables for footnotes.

365	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
12/31/2024	$10.16	$.42	$(.70 )	$(.28 )	$(.25 )	$—	$(.25 )	$9.63	(2.76)%	$588	.48%	.48%	4.20%
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
Class 1A:
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
Class 2:
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
Class 4:
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
Refer to the end of the tables for footnotes.

American Funds Insurance Series	366

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
12/31/2024	$8.94	$.65	$.24	$.89	$(.64 )	$—	$(.64 )	$9.19	9.92%	$229	.45%	.32%	6.96%
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
Class 1A:
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
Class 2:
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
Class 3:
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
Class 4:
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
Refer to the end of the tables for footnotes.

367	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
12/31/2024	$9.44	$.47	$(.38 )	$.09	$(.45 )	$—	$(.45 )	$9.08	.93%	$17	.39%	.31%	5.04%
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
Class 1A:
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
Class 2:
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
Class 4:
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
Refer to the end of the tables for footnotes.

American Funds Insurance Series	368

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
12/31/2024	$11.35	$.58	$(.01 )	$.57	$(.61 )	$—	$(.61 )	$11.31	5.08%	$39	.30%	4.98%
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
Class 1A:
12/31/2024	11.35	.55	— [4]	.55	(.59 )	—	(.59 )	11.31	4.86	— [10]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [4]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
Class 2:
12/31/2024	10.98	.53	— [4]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [4]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [4]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [4]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [4]	— [4]	— [4]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
Class 3:
12/31/2024	11.13	.54	— [4]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [4]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [4]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [4]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
Class 4:
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
Refer to the end of the tables for footnotes.

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
12/31/2024	$9.91	$.45	$(.35 )	$.10	$(.42 )	$—	$(.42 )	$9.59	.99%	$268	.33%	.27%	4.53%
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
Class 1A:
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
Class 2:
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
Class 3:
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
Class 4:
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
Refer to the end of the tables for footnotes.

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
12/31/2024	$10.86	$.10	$2.48	$2.58	$(.09 )	$—	$(.09 )	$13.35	23.82%	$14	.42%	.37%	.69%	.81%
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
Class P2:
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
Managed Risk International Fund
Class P1:
12/31/2024	$8.36	$.13	$(.12 )	$.01	$(.14 )	$—	$(.14 )	$8.23	(.05 )%	$2	.46%	.37%	.84%	1.50%
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
Class P2:
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2024	$10.50	$.20	$1.28	$1.48	$(.22 )	$—	$(.22 )	$11.76	14.20%	$3	.41%	.36%	.61%	1.80%
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
Class P2:
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
Refer to the end of the tables for footnotes.

371	American Funds Insurance Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
12/31/2024	$12.53	$.21	$2.02	$2.23	$(.23 )	$(.18 )	$(.41 )	$14.35	18.03%	$1,903	.41%	.36%	.63%	1.55%
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
Class P2:
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
12/31/2024	$11.90	$.29	$1.45	$1.74	$(.27 )	$(.17 )	$(.44 )	$13.20	14.90%	$12	.41%	.36%	.65%	2.28%
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
Class P2:
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
Refer to the end of the tables for footnotes.

American Funds Insurance Series	372

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2024	2023	2022	2021	2020
Capital Income Builder	49%	59%	48%	60%	110%
Asset Allocation Fund	43	54	42	45	49
American Funds Global Balanced Fund	55	43	111	36	68
The Bond Fund of America	102	129	77	87	72
Capital World Bond Fund	54	110	114	64	88
American Funds Mortgage Fund	52	85	56	38	123
U.S. Government Securities Fund	43	113	77	126	112
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Year ended December 31,
	2024	2023	2022	2021	2020
Global Growth Fund	41%	29%	29%	18%	17%
Global Small Capitalization Fund	47	36	40	29	38
Growth Fund	23	23	29	25	32
International Fund	35	28	42	44	40
New World Fund	55	36	40	43	70
Washington Mutual Investors Fund	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	4 [6,7,8]
Capital World Growth and Income Fund	34	29	42	85	36
Growth-Income Fund	45	26	25	24	33
International Growth and Income Fund	39	38	48	41	56
Capital Income Builder	107	149	126	93	184
Asset Allocation Fund	129	159	118	124	145
American Funds Global Balanced Fund	141	103	126	39	86
The Bond Fund of America	398	545	415	456	461
Capital World Bond Fund	269	286	188	91	145
American High-Income Trust	45	40	34	56	78
American Funds Mortgage Fund	644	1053	1141	975	1143
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	398	744	695	433	867
Managed Risk Growth Fund	14	39	97	32	80
Managed Risk International Fund	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	8	19	70	16	101
Managed Risk Growth-Income Fund	13	21	67	13	38
Managed Risk Asset Allocation Fund	7	13	48	5	30

[1]	Based on average shares outstanding.
[2]
This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds and U.S. Small and Mid Cap Equity Fund.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Annualized.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

373	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund (formerly Global Balanced Fund), The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of  December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund

American Funds Insurance Series	374

Report of Independent Registered Public Accounting Firm

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Managed Risk Growth-Income Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund	For the period November 15, 2024 (commencement of operations) through December 31, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

375	American Funds Insurance Series

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Insurance Series	376

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)(1) The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2) The certification required under Section 906 of the Sarbanes-Oxley Act of 2002, regarding American Funds Growth Portfolio, a series of the Trust, by American Funds Insurance Series, is attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: March 7, 2025

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date: March 7, 2025